UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                              File No. 333-28995

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 27	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                                      File No. 811-08241

Amendment No. 27	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT - 9

(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY

(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Thomas E. Barnes, VP and Secretary, One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	June 9, 2006

It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☑ on June 9, 2006 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Modified Single Premium Deferred Variable Annuity Contract

Nationwide Life Insurance Company: Nationwide Variable Account-9

Prospectus supplement dated June 9, 2006 to
Prospectus dated May 1, 2006

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

1. Effective June 9, 2006, the following underlying mutual funds will be available as investment options in your contract:

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares
AIM Variable Insurance Funds- AIM V.I. Real Estate Fund: Series I Shares
PIMCO Variable Insurance Trust -Real Return Portfolio: Administrative Class
PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class
Royce Capital Fund - Royce Micro-Cap Portfolio
SBL Fund - Series D (Global Series)
SBL Fund - Series J (Mid Cap Growth Series)
SBL Fund - Series N (Managed Asset Allocation Series)
SBL Fund - Series O (Equity Income Series)
SBL Fund - Series P (High Yield Series)
SBL Fund - Series Q (Small Cap Value Series)
SBL Fund - Series V (Mid Cap Value Series)
SBL Fund - Series X (Small Cap Growth Series)
SBL Fund - Series Y (Select 25 Series)

2. Effective June 9, 2006, “Appendix A: Available Sub-Accounts” is amended to include the following:

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Capital growth.

AIM Variable Insurance Funds- AIM V.I. Real Estate Fund: Series I Shares
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	High total return.

PIMCO Variable Insurance Trust -Real Return Portfolio: Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Maximum real return consistent with preservation of real capital and prudent investment management.

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Maximum total return consistent with preservation of capital and prudent investment management.

Royce Capital Fund - Royce Micro-Cap Portfolio
Investment Adviser:	Royce & Associates, LLC
Investment Objective:	Long-term capital growth.

SBL Fund - Series D (Global Series)
Investment Adviser:	Security Management Company, LLC
Sub-adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital growth.

SBL Fund - Series J (Mid Cap Growth Series)
Investment Adviser:	Security Management Company, LLC
Investment Objective:	Capital appreciation.

SBL Fund - Series N (Managed Asset Allocation Series)
Investment Adviser:	Security Management Company, LLC
Sub-adviser:	T. Rowe Price Associates, Inc.
Investment Objective:	High level of total return.

SBL Fund - Series O (Equity Income Series)
Investment Adviser:	Security Management Company, LLC
Sub-adviser:	T. Rowe Price Associates, Inc.
Investment Objective:	Substantial dividend income and capital appreciation.

SBL Fund - Series P (High Yield Series)
Investment Adviser:	Security Management Company, LLC
Investment Objective:	High current income and capital appreciation as a secondary objective.

SBL Fund - Series Q (Small Cap Value Series)
Investment Adviser:	Security Management Company, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Capital growth.

SBL Fund - Series V (Mid Cap Value Series)
Investment Adviser:	Security Management Company, LLC
Investment Objective:	Long-term growth of capital.

SBL Fund - Series X (Small Cap Growth Series)
Investment Adviser:	Security Management Company, LLC
Sub-adviser:	RS Investment Management, L.P.
Investment Objective:	Long-term growth of capital.

SBL Fund - Series Y (Select 25 Series)
Investment Adviser:	Security Management Company, LLC
Investment Objective:	Long-term growth of capital.

3.	Effective June 9, 2006, “Appendix B: Condensed Financial Information” is amended to include the following after the first paragraph:

The AIM Variable Insurance Funds- AIM V.I. Global Health Care Fund: Series I Shares, AIM Variable Insurance Funds- AIM V.I. Real Estate Fund: Series I Shares, PIMCO Variable Insurance Trust -Real Return Portfolio: Administrative Class, PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class, Royce Capital Fund - Royce Micro-Cap Portfolio, SBL Fund - Series D (Global Series), SBL Fund - Series J (Mid Cap Growth Series), SBL Fund - Series N (Managed Asset Allocation Series), SBL Fund - Series O (Equity Income Series), SBL Fund - Series P (High Yield Series), SBL Fund - Series Q (Small Cap Value Series), SBL Fund - Series V (Mid Cap Value Series), SBL Fund - Series X (Small Cap Growth Series) and SBL Fund - Series Y (Select 25 Series) were added to the variable account effective June 9, 2006. Therefore, no Condensed Financial Information is available.

4.	On July 3, 2006, the AIM V.I. Real Estate Fund: Series I Shares will change its name and investment objective to the following:

AIM Variable Insurance Funds- AIM V.I. Global Real Estate Fund: Series I Shares
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	High total return through growth of capital and current income.

Nationwide Life Insurance Company: • Nationwide Variable Account-9
Prospectus supplement dated May 1, 2006 to
Prospectus dated May 1, 2006

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

The following is added at the end of the “Contract Owner Services” provision:

Nationwide Allocation Architect

Beginning July 1, 2006, Nationwide may make available for use by contract owners the Nationwide Allocation Architect, an asset allocation service that enables contract owners to have their variable account allocations invested according to an investment model. The models diversify among asset classes to achieve specific investment goals and are based on different profiles of an investor's willingness to accept investment risk. Participants in the program may elect one of 5 available models:

•	Conservative;

•	Moderately Conservative;

•	Moderate;

•	Moderately Aggressive; and

•	Aggressive.

Each model is comprised of sub-accounts of underlying funds that are currently available as investment options in this contract. Certain sub-accounts, based on their unavailability in other Nationwide products that offer the Nationwide Allocation Architect, will not be available to support the models. The sub-accounts within each model and their weightings are selected according to each model's risk tolerance and investment goal. More information about the program and the models is available in the brochure for the program.

NISC as Investment Adviser

For those contracts that elect to use the Nationwide Allocation Architect, Nationwide Investment Services Corporation (“NISC”), an affiliate of Nationwide, will serve as investment adviser to each participating contract owner for the sole purposes of developing and maintaining the models. In this capacity, NISC will act as a fiduciary. Contract owners will receive a copy of NISC's Form ADV at the time of application, which contains more information about NISC's role as investment adviser.

Evaluating and Updating the Models

At least twice each calendar year, NISC will evaluate the models to assess whether the combination and allocation percentages of the sub-accounts within each model optimizes the return potential for that model. If deemed necessary by NISC, NISC will update the models, with such updates taking effect on or about January 1 and July 1 of each year. NISC may evaluate and update the models more frequently at its sole discretion.

Updating the models could entail adding or removing one or more sub-accounts from a model, or changing the allocation percentages among existing sub-accounts. Currently, NISC updates the models based on information received from an independent third-party firm. NISC reserves the right to change the third-party firm (where permitted by law) upon 30 days' written notice to contract owners. NISC takes sole responsibility for monitoring and updating the models.

Nationwide will send contract owners written notice of model updates approximately 30 days before the model changes are to be implemented. Contract owners should review these notices carefully. If the contract owner is comfortable with the model changes, the contract owner need not take any action. If the contract owner is not comfortable with the model changes, the contract owner may switch to a different model or terminate their participation in the service.

On or about each January 1 and July 1 (or any other day that NISC updates the models), Nationwide will reallocate the variable account contract value of contracts participating in the service pursuant to the discretionary authority granted to Nationwide as a requirement to participate in the service. The reallocation will rebalance the variable account contract allocations to the updated model allocations. If the scheduled date for the reallocation is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the reallocation will occur on the next business day. Each reallocation is considered a transfer event. However, the automatic reallocation transfers within the Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

Quarterly Rebalancing

In addition to reallocating the variable account contract value when the models change, Nationwide will also reallocate the variable account contract value at the end of each calendar quarter, referred to as quarterly rebalancing. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Each quarterly rebalancing is considered a transfer event. However, quarterly rebalancing transfers within the Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

Election of the Nationwide Allocation Architect

There is no additional charge for participating in the Nationwide Allocation Architect. Beginning July 1, 2006, if the service is available, a contract owner may elect to begin participating at any time by communicating the election to Nationwide in writing to Nationwide's service center. Once the election is received and processed, Nationwide will allocate the entire contract value that is allocated to the variable account in accordance with the elected model. Allocations to the fixed account or the GTO will remain so invested. Only one model may be elected at any given time.

While the Nationwide Allocation Architect is in effect, the contract owner will not be permitted to transfer contract value among the sub-accounts or out of the sub-accounts (to the fixed account or a GTO) without first terminating their participation in the service. Contract owners may transfer maturing fixed account contract value into the variable account (and thus, the elected model) only at the end of the guarantee term. Any subsequent payments submitted that are to be allocated to the sub-accounts will also be allocated according to the currently elected model. Any surrenders taken from the contract while the Nationwide Allocation Architect is in effect will be taken proportionally from all investments in the contract. Any charges assessed to the contract will be taken proportionally from all investments in the contract. A contract owner participating in the Nationwide Allocation Architect may not participate in Asset Rebalancing or Dollar Cost Averaging.

When electing a model, please consult a qualified financial adviser to determine the most appropriate model based on the contract owner's particular financial needs, time horizon, and willingness to accept investment risk. The investment adviser may use tools to make this determination that are either independently acquired or provided by Nationwide. However, Nationwide bears no responsibility for the investment decision.

Changing Models

Contract owners participating in the Nationwide Allocation Architect may elect to change models at any time. An election to change models must be communicated to Nationwide in writing or over the telephone to Nationwide's service center. An election to change models will be immediate and will not be subject to Short-Term Trading Fees.

Nationwide reserves the right to limit the number of times a contract owner can change models each year.

Terminating Participation in the Nationwide Allocation Architect

Once participation in the service has begun, it may only be terminated upon the specific written request of the contract owner. Once a contract owner's participation in the service is terminated, the contract value will remain invested as it was on the last day of participation in the program unless and until Nationwide is instructed otherwise. Additionally, please be aware that the terms of the "Transfer Restrictions" provision apply.

Nationwide reserves the right to terminate the availability of this service at any time.

Risks Associated with the Nationwide Allocation Architect

The models are designed to optimize returns based on different risk tolerances. However, neither Nationwide nor NISC guarantees that participation in the Nationwide Allocation Architect will result in a profit or protect against a loss.

NISC may be subject to competing interests that may affect its decisions as to the sub-accounts offered in the models. Specifically, some of the sub-accounts correspond to underlying mutual funds managed by a NISC affiliate, some underlying mutual funds may pay more revenue to NISC than others, and some underlying mutual funds may pay more revenue to Nationwide (NISC's parent company) than others. However, NISC believes that its fiduciary responsibilities to the contract owners outweigh any conflict that may exist relating to the underlying mutual funds, enabling it to make substantially unbiased choices as to the sub-accounts within the models.

Nationwide Life Insurance Company
Modified Single Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-9
The date of this prospectus is May 1, 2006.

This prospectus contains basic information you should understand about the contracts before investing - the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest. Please read this prospectus carefully and keep it for future reference.

The Statement of Additional Information (dated May 1, 2006), which contains additional information about the contracts and the variable account, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.) The table of contents for the Statement of Additional Information is on page 43. For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin Ohio 43017-1522

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: www.sec.gov. Information about this and other Best of America products can be found at: www.nationwidefinancial.com.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC, NCUSIF, or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Annuities that involve investment risk may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.

This contract contains features that apply credits to the contract value. The benefit of the credits may be more than offset by the additional fees that the contract owner will pay in connection with the credits. A contract without credits may cost less. Additionally, the cost of electing the Extra Value Option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the credits.

The following is a list of the underlying mutual funds available under the contract.

AIM Variable Insurance Funds
•	AIM V.I. Basic Balanced Fund: Series I Shares
•	AIM V.I. Basic Value Fund: Series II Shares
•	AIM V.I. Blue Chip Fund: Series I Shares (On June 12, 2006, this fund will merge into the AIM V.I. Large Cap Growth Fund: Series I Shares)
•	AIM V.I. Capital Appreciation Fund: Series I Shares and Series II Shares
•	AIM V.I. Capital Development Fund: Series II Shares
•	AIM V.I. Core Equity Fund: Series I Shares
•	AIM V.I. International Growth Fund: Series I Shares
•	AIM V.I. Large Cap Growth Fund: Series I Shares
American Century Variable Portfolios, Inc.
•	American Century VP Mid Cap Value Fund: Class I
•	American Century VP Ultra Fund: Class I
•	American Century VP Value Fund: Class I*
•	American Century VP Vista Fund: Class I
American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II
BB&T Variable Insurance Funds
•	BB&T Capital Manager Equity VIF
•	BB&T Large Cap Growth VIF ( formerly, BB&T Large Company Growth VIF)
•	BB&T Large Cap VIF (formerly, BB&T Large Cap Value VIF)
•	BB&T Mid Cap Growth VIF
Dreyfus
•	Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
•	Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares
Federated Insurance Series
•	Federated Market Opportunity Fund II: Service Shares
•	Federated Quality Bond Fund II: Primary Shares
Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class*
•	VIP Growth Portfolio: Service Class
•	VIP High Income Portfolio: Service Class*
•	VIP Overseas Portfolio: Service Class R†
Fidelity Variable Insurance Products Fund II
•	VIP Contrafund® Portfolio: Service Class
•	VIP Investment Grade Bond Portfolio: Service Class*

Fidelity Variable Insurance Products Fund III
• VIP Mid Cap Portfolio: Service Class
Fidelity Variable Insurance Products Fund IV
•	Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
•	Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
•	Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
•	VIP Natural Resources Portfolio: Service Class 2†
Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2
•	Franklin Small Cap Value Securities Fund: Class 2
•	Templeton Developing Markets Securities Fund: Class 3†
•	Templeton Foreign Securities Fund: Class 1 and Class 3†
•	Templeton Global Income Securities Fund: Class 3†
Gartmore Variable Insurance Trust ("GVIT")
•	American Funds GVIT Asset Allocation Fund: Class II
•	American Funds GVIT Bond Fund: Class II
•	American Funds GVIT Global Growth Fund: Class II
•	American Funds GVIT Growth Fund: Class II
•	Federated GVIT High Income Bond Fund: Class III*†
•	Gartmore GVIT Emerging Markets Fund: Class III†
•	Gartmore GVIT Global Health Sciences Fund: Class III†
•	Gartmore GVIT Global Technology and Communications Fund: Class III†
•	Gartmore GVIT Government Bond Fund: Class I
•	Gartmore GVIT Growth Fund: Class I
•	Gartmore GVIT International Growth Fund: Class I and Class III†
•	Gartmore GVIT Investor Destinations Funds Class II
➢	Gartmore GVIT Investor Destinations Conservative Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderate Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	Gartmore GVIT Investor Destinations Aggressive Fund: Class II
•	Gartmore GVIT Mid Cap Growth Fund: Class I
•	Gartmore GVIT Money Market Fund: Class I
•	Gartmore GVIT Nationwide® Fund: Class I
•	Gartmore GVIT Nationwide® Leaders Fund: Class III†
•	Gartmore GVIT U.S. Growth Leaders Fund: Class III†
•	Gartmore GVIT Worldwide Leaders Fund: Class III†
•	GVIT International Index Fund: Class VIII†
•	GVIT International Value Fund: Class III (formerly, Dreyfus GVIT International Value Fund: Class III)†
•	GVIT Mid Cap Index Fund: Class I (formerly, Dreyfus GVIT Mid Cap Index Fund: Class I)
•	GVIT Small Cap Growth Fund: Class I
•	GVIT Small Cap Value Fund: Class I
•	GVIT Small Company Fund: Class I
•	J.P. Morgan GVIT Balanced Fund: Class I
•	Van Kampen GVIT Comstock Value Fund: Class I*
•	Van Kampen GVIT Multi Sector Bond Fund: Class I*
Janus Aspen Series
•	Forty Portfolio: Service Shares
•	International Growth Portfolio: Service II Shares†
MFS® Variable Insurance Trust
• MFS Value Series: Service Class
Neuberger Berman Advisers Management Trust
•	AMT Fasciano Portfolio: S Class
•	AMT Guardian Portfolio: I Class
•	AMT International Portfolio: S Class†
•	AMT Limited Maturity Bond Portfolio: I Class*
•	AMT Partners Portfolio: I Class
•	AMT Regency Portfolio: S Class
•	AMT Socially Responsive Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
•	Oppenheimer Global Securities Fund/VA: Class 3†
•	Oppenheimer High Income Fund/VA: Non-Service Shares
•	Oppenheimer Main StreetFund®/VA: Non-Service Shares
•	Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
•	Oppenheimer MidCap Fund/VA: Non-Service Shares (formerly, Oppenheimer Aggressive Growth Fund/VA: Non-Service Shares)
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Income Portfolio: Class II
•	T. Rowe Price Limited Term Bond Portfolio: Class II
Van Kampen
The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class I
•	International Magnum Portfolio: Class I
•	U.S. Real Estate Portfolio: Class I
Victory Variable Insurance Funds
•	Diversified Stock Fund: Class A Shares
W&R Target Funds, Inc.
•	Asset Strategy Portfolio
•	Balanced Portfolio
•	Bond Portfolio
•	Core Equity Portfolio
•	Dividend Income Portfolio
•	Energy Portfolio
•	Global Natural Resources Portfolio
•	Growth Portfolio
•	High Income Portfolio*
•	International Growth Portfolio
•	International Value Portfolio
•	Limited-Term Bond Portfolio
•	Micro Cap Growth Portfolio
•	Mid Cap Growth Portfolio
•	Money Market Portfolio
•	Mortgage Securities Portfolio
•	Real Estate Securities Portfolio
•	Science and Technology Portfolio
•	Small Cap Growth Portfolio
•	Small Cap Value Portfolio
•	Value Portfolio

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2006:

American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class I
Fidelity Variable Insurance Products Fund III
•	VIP Value Strategies Portfolio: Service Class

The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005:

American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class III†

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2004:

Dreyfus
•	Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Gartmore Variable Insurance Trust
•	Gartmore GVIT Global Financial Services Fund: Class III†
•	Gartmore GVIT Global Utilities Fund: Class III†
Janus Aspen Series
•	Global Technology Portfolio: Service II Shares†
•	Risk-Managed Core Portfolio: Service Shares
Neuberger Berman Advisers Management Trust
•	AMT Mid-Cap Growth Portfolio: I Class
Wells Fargo Variable Trust
•	Wells Fargo Advantage VT Opportunity Fund

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2002:

Fidelity Variable Insurance Products Fund III
•	VIP Growth Opportunities Portfolio: Service Class
Van Eck Worldwide Insurance Trust
•	Worldwide Emerging Markets Fund: Class R†
•	Worldwide Hard Assets Fund: Class R†
Van Kampen
The Universal Institutional Funds, Inc.
•	Mid Cap Growth Portfolio: Class I

The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2000:

Credit Suisse Trust
•	Large Cap Value Portfolio

Effective May 1, 2006, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

J.P. Morgan Series Trust II
•	J.P. Morgan Mid Cap Value Portfolio

Effective May 1, 2005, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

Gartmore Variable Insurance Trust
•	Federated GVIT High Income Bond Fund: Class I*

Effective May 1, 2004, the following underlying mutual funds are no longer available to receive transfers or new purchase payments:

Dreyfus
•	Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares
Van Eck Worldwide Insurance Trust
•	Worldwide Emerging Markets Fund: Initial Class
•	Worldwide Hard Assets Fund: Initial Class
Van Kampen
The Universal Institutional Funds, Inc.
•	Emerging Markets Debt Portfolio: Class I

Effective May 1, 2003, the following underlying mutual funds are no longer available to receive transfers or new purchase payments:

Gartmore Variable Insurance Trust
•	Gartmore GVIT Worldwide Leaders Fund: Class I
Oppenheimer Variable Account Funds
•	Oppenheimer Global Securities Fund/VA: Non-Service Shares

Effective May 1, 2002, the following underlying mutual funds are no longer available to receive transfers or new purchase payments:

American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class I
Credit Suisse Trust
•	Global Small Cap Portfolio
•	International Focus Portfolio
Fidelity Variable Insurance Products Fund
•	VIP Overseas Portfolio: Service Class
Gartmore Variable Insurance Trust
•	Gartmore GVIT Emerging Markets Fund: Class I
•	Gartmore GVIT Global Technology and Communications Fund: Class I
Janus Aspen Series
•	Global Technology Portfolio: Service Shares
•	International Growth Portfolio: Service Shares

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

†These underlying mutual funds assess a short-term trading fee.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-9 ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).

Glossary of Special Terms

Accumulation unit- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

Annuitization date- The date on which annuity payments begin.

Annuity commencement date- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide’s consent.

Annuity unit- An accounting unit of measure used to calculate the variable annuity payments.

Contract value- The total value of all accumulation units in a contract plus any amount held in the fixed account and any amount held under Guaranteed Term Options.

Contract year- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FDIC - Federal Deposit Insurance Corporation.

Fixed account- An investment option that is funded by the general account of Nationwide.

General account- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-only Contract- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

Nationwide- Nationwide Life Insurance Company.

NCUSIF - Nationwide Credit Union Share Insurance Fund.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

Qualified Plans- Retirement plans that receive favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC - Securities and Exchange Commission.

SEP IRA- An annuity contract that qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA- An annuity contract that qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-accounts- Divisions of the variable account for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Valuation period- Each day the New York Stock Exchange is open for business.

Variable account- Nationwide Variable Account-9, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

Table of Contents	Page
Glossary of Special Terms	4
Contract Expenses	7
Underlying Mutual Fund Annual Expenses	9
Example	10
Synopsis of the Contracts	10
Minimum Initial and Subsequent Purchase Payments
Purpose of the Contract
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free Look
Financial Statements	12
Condensed Financial Information	13
Nationwide Life Insurance Company	13
Nationwide Investment Services Corporation	13
Security Distributors, Inc	13
Waddell & Reed, Inc.	13
Investing in the Contract	13
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Fixed Account
The Contract in General	16
Distribution, Promotional and Sales Expenses
Underlying Mutual Funds
Profitability
Standard Charges and Deductions	17
Mortality and Expense Risk Charge
Contingent Deferred Sales Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	19
Reduced Purchase Payment Option
CDSC Options and Charges
Death Benefit Options
Guaranteed Minimum Income Benefit Options
Extra Value Option
Beneficiary Protector Option
Capital Preservation Plus Option
Removal of Variable Account Charges	26
Contract Ownership	26
Joint Ownership
Contingent Ownership
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	27
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers Prior to Annuitization
Transfers After Annuitization
Transfer Requests
Transfer Restrictions
Right to Revoke	31
Surrender (Redemption)	31
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Table of Contents (continued)	Page
Loan Privilege	32
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	33
Contract Owner Services	34
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Lump Sum Payments
Annuity Commencement Date	35
Annuitizing the Contract	35
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Guaranteed Minimum Income Benefit Options
Annuity Payment Options
Death Benefits	38
Death of Contract Owner - Non-Qualified Contracts
Death of Annuitant - Non-Qualified Contracts
Death of Contract Owner/Annuitant
Death Benefit Payment
Statements and Reports	40
Legal Proceedings	41
Advertising	43
Money Market Yields
Historical Performance of the Sub-Accounts
Table of Contents of Statement of Additional Information	43
Appendix A: Underlying Mutual Funds	44
Appendix B: Condensed Financial Information	59
Appendix C: Contract Types and Tax Information	95

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%[1]
Maximum Loan Processing Fee	$25[2]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%[3]

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Annual Loan Interest Charge	2.25%[4]
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the daily net assets)[5]
Mortality and Expense Risk Charge	0.95%
Reduced Purchase Payment Option Total Variable Account Charges (including this option only)	0.25%[6] 1.20%
Five Year CDSC Option Total Variable Account Charges (including this option only)	0.15%[7] 1.10%
(continued on next page)

__________________________

1 Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Each contract year, the contract owner may withdraw without a CDSC the greater of:
(1)	10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.
2 Nationwide may assess a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.
3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.
4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%.
5 These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.
6 If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-only Contracts.
7 Range of Five Year CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

Recurring Contract Expenses (continued)
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver Total Variable Account Charges (including this option only)	0.10%[1] 1.05%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only) Total Variable Account Charges (including this option only)	0.05% 1.00%
Hardship Waiver (available for Tax Sheltered Annuities only) Total Variable Account Charges (including this option only)	0.15% 1.10%
Death Benefit Options (an applicant may elect one or two)
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[2](available beginning January 2, 2001 or a later date if state law requires)
Total Variable Account Charges (including this option only)
0.15% 1.10%
One-Year Step Up Death Benefit Option[3](available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)
Total Variable Account Charges (including this option only)
0.05% 1.00%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[4](available beginning January 2, 2001 or a later date if state law requires)
Total Variable Account Charges (including this option only)
0.20% 1.15%
5% Enhanced Death Benefit Option[5](available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)
Total Variable Account Charges (including this option only)
0.10% 1.05%
Guaranteed Minimum Income Benefit Options (no longer available effective May 1, 2003) (an applicant could elect one or both)
Guaranteed Minimum Income Benefit Option 1 Total Variable Account Charges (including this option only)	0.45% 1.40%
Guaranteed Minimum Income Benefit Option 2 Total Variable Account Charges (including this option only)	0.30% 1.25%
Extra Value Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the fixed account and the Guaranteed Term Options for the first 7 contract years will be assessed a fee of 0.45%.
0.45%[6] 1.40%
(continued on next page)

__________________________

1 If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.
2 This option may not be elected with another death benefit option.
3 This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
4 This option may not be elected with another death benefit option.
5 This option may be elected alone or along with One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
6 Nationwide will discontinue deducting the charge associated with the Extra Value Option 7 years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the Extra Value Option.

Recurring Contract Expenses (continued)
Beneficiary Protector Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
0.40%[1] 1.35%
Capital Preservation Plus Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.
0.50%[2] 1.45%

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver (Tax Sheltered Annuities only)	0.05%
Hardship Waiver (Tax Sheltered Annuities only)	0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Extra Value Option	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.95%

Underlying Mutual Fund Annual Expenses

The next table shows the minimum and maximum total operating expenses, as of December 31, 2005 charged by the underlying mutual funds periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund’s fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.27%	2.49%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.

The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

•	American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
•	Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund Class 3
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
•	GVIT - Federated GVIT High Income Bond Fund: Class III
•	GVIT - Gartmore GVIT Emerging Markets Fund: Class III

_____________________

1 The Beneficiary Protector Option is available for contracts with annuitants who are age 70 or younger at the time the option is elected.
2 The Capital Preservation Plus Option may only be elected at the time of application or within the first 60 days after the contract is issued. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the contract owner.

•	GVIT - Gartmore GVIT Global Financial Services Fund: Class III
•	GVIT - Gartmore GVIT Global Health Sciences Fund: Class III
•	GVIT - Gartmore GVIT Global Technology and Communications Fund: Class III
•	GVIT - Gartmore GVIT Global Utilities Fund: Class III
•	GVIT - Gartmore GVIT International Growth Fund: Class III
•	GVIT - Gartmore GVIT Nationwide Leaders Fund: Class III
•	GVIT - Gartmore GVIT U.S. Growth Leaders Fund: Class III
•	GVIT - Gartmore GVIT Worldwide Leaders Fund: Class III
•	GVIT - GVIT International Index Fund: Class VIII
•	GVIT - GVIT International Value Fund: Class III
•	Janus Aspen Series - Global Technology Portfolio: Service II Shares
•	Janus Aspen Series - International Growth Portfolio: Service II Shares
•	Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
•	Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
•	Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R
•	Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the 7 year CDSC schedule; and
•	the total variable account charges associated with the most expensive combination of optional benefits (3.95%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract				If you annuitize your contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.49%)	1,271	2,418	3,519	6,250	676	1,993	3,264	6,250	*	1,993	3,264	6,250
Minimum Total Underlying Mutual Fund Operating Expenses (0.27%)	1,038	1,762	2,496	4,546	443	1,337	2,241	4,546	*	1,337	2,241	4,546

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

Synopsis of the Contracts

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."

The contracts can be categorized as:
• Charitable Remainder Trusts;
• Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*;
• Investment-only Contracts (Qualified Plans);
• Non-Qualified Contracts;
• Roth IRAs;
• Simplified Employee Pension IRAs ("SEP IRAs");
• Simple IRAs; and
• Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuity plans*.

*Contributions are not required to be rolled over or transferred if the contract owner elects the Reduced Purchase Payment Option.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" in Appendix C.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$15,000	$1,000
IRA	$15,000	$1,000
Investment-only	$15,000	$1,000
Non-Qualified	$15,000	$1,000
Roth IRA	$15,000	$1,000
SEP IRA	$15,000	$1,000
Simple IRA	$15,000	$1,000
Tax Sheltered Annuity	$15,000	$1,000

If the contract owner elects the Reduced Purchase Payment Option at the time of application, minimum initial and subsequent purchase payments will be reduced accordingly.

If the contract owner elects the Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same annuitant; or

•	in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment). Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.

Charges and Expenses

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, and for administrative expenses.

Contingent Deferred Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

CDSC Options

There are several CDSC options that are available to contract owners at the time of application. Each CDSC option has different characteristics and costs. The annual charge associated with each option is charged as a percentage of the daily net assets of the variable account. They are as follows:

Option	Contract Type	Annual Charge
Five Year CDSC Option	All*	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%
*In the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

Reduced Purchase Payment Option

A Reduced Purchase Payment Option is available at the time of application. If the contract owner elects this option, Nationwide will reduce the minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the daily net assets of the variable account. This option is not available for contracts issued as Investment-only Contracts.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application, as follows:

Death Benefit Options	Charge*
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[1]	0.15%
One-Year Step Up Death Benefit Option[2]	0.05%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[3]	0.20%
5% Enhanced Death Benefit Option[4]	0.10%

*The charges shown are the annualized rates charged as a percentage of the daily net assets of the variable account.

1The One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option is only available beginning January 2, 2001 (or a later date if state law requires).

2The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option. This option may be elected along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two benefits.

3The Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option is only available beginning January 2, 2001 (or a later date if state law requires).

4The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option. This option may be elected along with the One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two benefits.

For more information about the standard and optional death benefits, please see the "Death Benefit Calculations" provision.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit options were available at the time of application. If the contract owner elected one or both of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the daily net assets of the variable account, depending on the option(s) chosen (see "Guaranteed Minimum Income Benefit Options").

Extra Value Option

An Extra Value Option is available under the contract at the time of application. If the contract owner elects the Extra Value Option on the application, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account. Nationwide will discontinue deducting this charge seven years from the date the contract was issued. Additionally, allocations made to the fixed account or to the Guaranteed Term Options for the first seven contract years will be assessed a fee of 0.45%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account for the first seven contract years will be lowered by 0.45% due to the assessment of this charge.

Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the Extra Value Option. These restrictions may be imposed at Nationwide's sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits. Once the Extra Value Option is elected, it may not be revoked (see "Extra Value Option").

Beneficiary Protector Option

A Beneficiary Protector Option is available for contracts with annuitants who are age 70 or younger at the time the option is elected. If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account. Additionally, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge. See "Beneficiary Protector Option."

Capital Preservation Plus Option

The Capital Preservation Plus Option may only be elected at the time of application or within the first 60 days after the contract is issued. If the contract owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account. Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%. Consequently, the interest rate of return credited to assets in the Guaranteed Term Options/Target Term Options will be lowered due to the assessment of this charge.

Charges for Optional Benefits

Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed. For contracts with the Extra Value Option, the charge for that option will be assessed for seven years from the date the contract was issued, whether the contract annuitized during that period or not.

Annuity Payments

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization (see "Annuity Payment Options"). Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

Ten Day Free Look

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

Financial Statements

Financial statements for the variable account and consolidated financial statements for Nationwide Life Insurance Company are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, free of charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Condensed Financial Information

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values. All classes of accumulation unit values may be obtained, free of charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly owned subsidiary of Nationwide.

Security Distributors, Inc.

The contracts are also distributed by the general distributor, Security Distributors, Inc., One Security Benefit Place, Topeka, Kansas 66636-0001.

Waddell & Reed, Inc.

The contracts are also distributed by Waddell & Reed, Inc., 6300 Lamar Avenue, Overland Park Kansas 66202.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on May 22, 1997, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account’s own investment experience and not the investment experience of Nationwide’s other assets. The variable account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund’s prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds listed above are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option(s) unless a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. Please refer to the prospectus for the Guaranteed Term Options for further information.

For contract owners that elect the Extra Value Option, allocations made to the Guaranteed Term Options for the first seven contract years will be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options for the first seven contract years will be lowered by 0.45% due to the assessment of this charge.

For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

For contract owners that elect the Capital Preservation Plus Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%. Consequently, the interest rate of return credited to assets in the Guaranteed Term Options will be lowered by 0.50% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with asset rebalancing, dollar cost averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.

For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in

Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

The Fixed Account

The fixed account is an investment option that is funded by assets of Nationwide’s general account. The general account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the fixed account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the Extra Value Option. These restrictions may be imposed at Nationwide's sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits. The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

•
New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

•
Renewal Rate - The rate available for maturing fixed account allocations that are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner’s fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the12 month anniversary of the fixed account allocation occurs. If contract value is allocated to the fixed account and the contract owner subsequently elects the Capital Preservation Plus Option, the current fixed account interest rate guarantee period will terminate. If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the fixed account, the allocation will be credited interest at the then current Renewal Rate and a new fixed account interest rate guarantee period will begin.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide’s sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any surrenders and any applicable charges including CDSC.

Charges Assessed for Certain Contract Options

All guaranteed interest rates credited to the fixed account will be determined as described above. Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits. However, for contract owners that elect the Extra Value Option and/or the Beneficiary Protector Option, a charge for each option is assessed to assets in the Fixed Account. Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For contract owners that elect the Extra Value Option, payments or transfers made to the fixed account will, for the first seven contract years, be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.45% due to the assessment of this charge.

For contract owners that elect, or have elected, the Beneficiary Protector Option, payments or transfers made to the fixed account will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.40% due to the assessment of this charge.

Although there is a fee assessed to the assets in the fixed account for contract options listed above, Nationwide guarantees that the guaranteed interest rate credited to any assets in the fixed account will never be less than the minimum interest rate required by applicable state law for any given year.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs. Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

If Nationwide discovers that the risk it intended to assume in issuing the contract has been altered by any of the following, then Nationwide reserves the right to take any action it deems necessary to mitigate or eliminate the altered risk including, but not limited to, rescinding the contract and returning the contract value (less any market value adjustment):

•	Information provided by the contract owner(s) is materially false, misleading, incomplete or otherwise deficient;

•
The contract is being used with other contracts issued by Nationwide to cover a single life (the cumulative total of all purchase payments under the contract on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent);

•	When a series of Nationwide contracts with different annuitants have the same unitary control or ownership;

•	The contract is being used by an institutional investor.

Failure by Nationwide to detect, mitigate or eliminate such altered risk(s) does not act as a waiver of Nationwide’s rights and does not stop Nationwide from asserting its rights at any future date.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide will implement procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

These contracts are offered to customers of various financial institutions and brokerage firms. The individual financial institution or brokerage firm may limit the availability of certain features or optional benefits in accordance with their internal policies. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract and optional charges may not be the same in later contract years as they are in early contract years. The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments. Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Funds

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. The variable account (established and administered by Nationwide) aggregates all contract owner purchase, redemption, and transfer requests and submits one net purchase/redemption request to the underlying mutual fund each day. Thus, from the underlying mutual fund's standpoint, the variable account is a single shareholder. When the variable account aggregates transactions, the underlying mutual fund is relieved of incurring the expense of processing individual transactions. The expense is incurred by Nationwide.

Nationwide also pays the costs of selling the contract (as discussed above), which benefits the underlying mutual funds by providing contract owners with access to the sub-accounts that correspond to the underlying mutual funds.

The underlying mutual funds understand and acknowledge the value of these services provided by Nationwide. Accordingly, the underlying mutual funds pay Nationwide (or Nationwide affiliates) a fee for some of the distribution and operational services that Nationwide provides (and related costs incurred). These payments may be made pursuant to an underlying mutual fund's 12b-1 plan, in which case they are deducted from underlying mutual fund assets. Alternatively, such payments may be made pursuant to service/administration or other similar agreements between Nationwide (or a Nationwide affiliate) and the underlying mutual fund's adviser (or its affiliates), in which case payments are typically made from assets outside of the underlying mutual fund assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the underlying mutual fund.

Nationwide took into consideration the anticipated payments from underlying mutual funds when it determined the charges that would be assessed under the contract. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract.

Profitability

Nationwide does consider profitability when determining the charges in the contract. In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later contract years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 0.95% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide. Nationwide may realize a profit from this charge.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	0%

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

(a)	10% of all purchase payments (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or

(b)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

(1)	upon the annuitization of contracts which have been in force for at least two years;

(2)	upon payment of a death benefit;

(3)	from any values which have been held under a contract for at least 7 years (5 years if the 5 year CDSC is elected); or

(4)
if the contract owner elected an optional death benefit (not the standard death benefit) and the conditions described in the "Long-Term Care/Nursing Home Waiver Option" section of the "Death Benefit Calculation" provision are met.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b), where:

(a)	is the amount which would otherwise be available for withdrawal without a CDSC; and

(b)
is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

This contract is not designed for and does not support active trading strategies. In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading. If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract. Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract’s CDSC schedule onto the new contract. This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years. This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets. However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

Premium Taxes

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1)	the time the contract is surrendered;

(2)	annuitization; or

(3)	such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	transfers made upon annuitization of the contract;

•	surrenders of annuity units to make annuity payments; or

•	surrenders of accumulation units to pay a death benefit.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to contract owners. Not all optional benefits are available in every state. Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

Reduced Purchase Payment Option

If the contract owner chooses the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the daily net assets of the variable account. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-only Contracts. Nationwide may realize a profit from the charge assessed for this option.

The contract owner may elect to terminate this option if, throughout a period of at least two years and continuing until such election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.

The election to terminate the option must be submitted in writing on a form provided by Nationwide. Termination of the rider will occur as of the date on the election form, and the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

CDSC Options and Charges

Five Year CDSC Option

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner may choose the Five Year CDSC Option.

The Five Year CDSC Option applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	4%
4	2%
5	0%

Under this option, CDSC will not exceed 7% of purchase payments surrendered.

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

Nationwide may realize a profit from the charge assessed for this option.

Additional Withdrawal without Charge and Disability Waiver

Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, the contract owner can withdraw an additional 5% of total purchase payments each year without incurring a CDSC. This would allow the contract owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.

This option also contains a disability waiver. Nationwide will waive CDSC if a contract owner (or annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charge assessed for this option.

10 Year and Disability Waiver

For an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:

(1)	the contract owner has been the owner of the contract for 10 years; and

(2)	the contract owner has made regular payroll deferrals during the entire contract year for at least 5 of those 10 years.

This option also contains a disability waiver. Nationwide will waive CDSC if the contract owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charge assessed for this option.

Hardship Waiver

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the contract owner experiences a hardship (as defined for purposes of Internal Revenue Code Section (401(k)). The contract owner may be required to provide proof of hardship.

If this waiver becomes effective, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charge assessed for this option.

Death Benefit Options

The following death benefit options are available with the contracts. Not all of the death benefit options may be available in every state. Nationwide may realize a profit from the charges assessed for these options.

For more information about the standard and optional death benefits, please see the "Death Benefit Payment" provision.

One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which, along with the specifics of this death benefit option, are discussed the "Death Benefit Payment" provision.

One-Year Step Up Death Benefit Option

Until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the One-Year Step Up Death Benefit Option for an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of this death benefit option, is discussed in the "Death Benefit Payment" provision.

This death benefit option may be elected along with the 5% Enhanced Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which, along with the specifics of this death benefit option, are discussed in the "Death Benefit Payment" provision.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the 5% Enhanced Death Benefit Option for an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of this death benefit option, is discussed in the "Death Benefit Payment" provision.

This death benefit option may be elected along with the One-Year Step Up Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, the contract owner could have purchased one or both of the Guaranteed Minimum Income Benefit Options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the daily net assets of the variable account, depending on the options chosen. Nationwide may realize a profit from the charges assessed for these options.

Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

Extra Value Option

Applicants should be aware of the following prior to electing the Extra Value Option:

(1)	Nationwide may make a profit from the Extra Value Option charge.

(2)
Because the Extra Value Option charge will be assessed against the entire contract value for the first 7 contract years, contract owners who anticipate making additional purchase payments after the first contract year (which will not receive the bonus credit but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial adviser regarding its desirability.

(3)
Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early surrenders, including revocation of the contract during the contractual free-look period.

(4)	If the market declines during the period that the bonus credits are subject to recapture, the amount subject to recapture could decrease the amount of contract available for surrender.

(5)	The cost of the Extra Value Option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

(6)
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the Extra Value Option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

For an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account, the contract owner can purchase an Extra Value Option at the time of application. Nationwide may reduce this charge.

Allocations made to the fixed account or to the Guaranteed Term Options for the first seven contract years will be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account for the first seven contract years will be lowered by 0.45% due to the assessment of this charge.

In exchange, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. This credit is funded from Nationwide’s general account. The amount credited will be allocated among the sub-accounts, the fixed account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.

The option of electing the Extra Value Option allows prospective contract owners to choose between two different variable account charge structures for the first seven years of the contract.

If the credit is elected and no additional contract options are elected, the total variable account charges under the contract will be an annualized rate of 1.40% of the daily net assets of the variable account for the first seven years of the contract. If the Extra Value Option is not elected, total variable account charges will be an annualized rate of 0.95% (assuming no other contract options are elected) of the daily net assets of the variable account for the first seven years of the contract and thereafter.

Under these circumstances, the decision to elect or decline the Extra Value Option will depend primarily on whether the prospective contract owner believes it is more advantageous to have:

(a)	a 1.40% variable account charge for the first seven years of the contract, plus the Extra Value Option credit; or

(b)	a 0.95% variable account charge for the first seven years of the contract, without the Extra Value Option credit.

The following table demonstrates hypothetical rates of return for contracts with the Extra Value Option and no other optional benefits (total variable account charges of 1.40%) and contracts with no additional contract options (total variable account charges of 0.95%). The figures are based upon:

(a)	a $100,000 initial purchase payment with no additional purchase payments;

(b)	the deduction of variable account charges at an annualized rate of 0.95% (base contract) and 1.40% (contract with only the Extra Value Option) of the daily net assets of the variable account; and

(c)	an assumed annual rate of return before charges of 7.75% for all years for a period of 10 years.

7.75% Rate of Return

Contract Year	Base Contract (0.95% total asset charges)	Contract With Extra Value Option (1.40% total asset charges)
1	$106,727	$109,465
2	$113,906	$116,336
3	$121,568	$123,638
4	$129,745	$131,399
5	$138,472	$139,647
6	$147,787	$148,412
7	$157,728	$157,728
8	$168,337	$168,337
9	$179,661	$179,661
10	$191,746	$191,746

Generally, the higher the rate of return, the more advantageous the Extra Value Option becomes and vice versa. The table above assumes no additional purchase payments are made to the contract after the first contract anniversary. If subsequent purchase payments are made to the contract after the first contract anniversary (assuming a rate of return of 7.75%) the number of contract years needed to "break-even" increases in direct correlation with the amount of subsequent purchase payments made to the contract after the first contract anniversary.

Amounts credited to the contract in connection with the Extra Value Option may be recaptured if:

(a)	the contract owner elects to surrender the contract pursuant to the contractual free-look provisions; or

(b)	withdrawals that are subject to a CDSC are taken before the end of the seventh contract year.

If the contract is surrendered pursuant to the contractual free-look, Nationwide will recapture the full credited amount. In certain states that require the return of purchase payments and for all contracts issued as Individual Retirement Annuities, upon the exercise of the contractual free look, the full amount will be recaptured, but under no circumstances will the amount returned be less than purchase payments made to the contracts.

After the free look period and before the seventh contract anniversary, any amounts withdrawn from the contract that are subject to a CDSC subjects a part of the amount credited to recapture. For example, if a contract owner withdraws 13% of purchase payments made within the first contract year, 3% of the amount credited will be recaptured by Nationwide, since the contract owner may withdraw only 10% of purchase payments without a CDSC. This means that the percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. The amount recaptured will be taken from the sub-accounts, the fixed account and/or the Guaranteed Term Options in the same proportion as allocated by the contract owner at the time of the withdrawal.

No amount credited will be subject to recapture if the withdrawal is not subject to a CDSC or if a distribution is taken as a result of death, annuitization or to meet minimum distribution requirements under the Internal Revenue Code. In addition, no recapture will take place after the seventh contract year.

After the end of the first seven contract years, the 0.45% charge for the Extra Value Option will no longer be assessed and the amount credited will be fully vested.

New York Recapture Provisions

For contracts issued in the State of New York, after the free look period and before the seventh contract anniversary, amounts credited under the contract may be recaptured whenever withdrawals are made that are subject to a CDSC in accordance with the following schedule:

Contract Years	(Extra Value Amount) Percentage of First Year Purchase Payments
1 and 2	3%
3,4 and 5	2%
6 and 7	1%
After year 7	0%

The percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. The amount recaptured will be taken from the sub-accounts and the fixed account in the same proportion as allocated by the contract owner at the time of the withdrawal.

No amount credited will be subject to recapture if the withdrawal is not subject to a CDSC or if a distribution is taken as a result of death, annuitization, or to meet minimum distribution requirements under the Internal Revenue Code. In addition, no recapture will take place after the seventh contract year.

Beneficiary Protector Option

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option. Allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge. Nationwide may realize a profit from the charge assessed for this option.

The Beneficiary Protector Option provides that upon the death of the annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract. If the Beneficiary Protector Option is elected with a contract that also has spouses designated as annuitant and co-annuitant, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit unless the co-annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the annuitant. Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

(a)	terminate the contract; or

(b)	continue the contract in accordance with the "Required Distributions" section in Appendix C.

Once the credit is applied to the contract, the 0.40% charge for the credit will no longer be assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the annuitant dies prior to the first contract anniversary after the annuitant’s 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) - (b) - (c); where:

a=	the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b=	purchase payments, proportionately adjusted for withdrawals; and

c=	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the annuitant dies prior to the first contract anniversary after the annuitant’s 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected = (a) - (b) - (c) - (d), where:

a =	contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b =	the contract value on the date the option is elected, proportionately adjusted for withdrawals;

c=	purchase payments made after the option is elected, proportionately adjusted for withdrawals;

d=	any adjustment for a death benefit previously credited to the contract after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant’s 85th birthday, then:

(a)	Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

(b)	the benefit will terminate and will no longer be in effect; and

(c)	the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated among the sub-accounts of the variable account, the fixed account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

Capital Preservation Plus Option

The Capital Preservation Plus Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period"). Contract value at the end of the program period will be no less than contract value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of contract value between two investment components:

(1)	A Guaranteed Term Option corresponding to the length of the elected program period; and

(2)
Non-Guaranteed Term Option allocations, which consist of the fixed account and certain underlying mutual funds that are available under the program. This investment component is allocated according to contract owner instructions.

If contract value is allocated to the fixed account and the contract owner subsequently elects the Capital Preservation Plus Option, the current fixed account interest rate guarantee period will terminate. If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the fixed account, the allocation will be credited interest at the then current Renewal Rate and a new fixed account interest rate guarantee period will begin.

In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same. All references to Guaranteed Term Options in this "Capital Preservation Plus Option" provision will also mean Target Term Options (in applicable jurisdictions). Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

When the Capital Preservation Plus Option is elected, Nationwide will specify the percentage of the contract value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the contract value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds. Also, longer program periods will typically permit greater allocations to the underlying mutual funds. Other general economic factors and market conditions may affect these determinations as well.

Charges

The Capital Preservation Plus Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account. This charge will be assessed against the Guaranteed Term Options through a reduction in credited interest rates (not to exceed 0.50%). Nationwide may realize a profit from the charge assessed for this option.

All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of Capital Preservation Plus

Without electing the option, contract owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, contract owners would have to determine how much of their contract value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the contract value would be available to be allocated among underlying funds or the fixed account. This represents an investment allocation strategy aimed at capital preservation.

Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the contract value to be allocated outside of the Guaranteed Term Options among underlying mutual funds and/or the fixed account. This provides contract owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The Capital Preservation Plus Option may only be elected at the time of application or within the first 60 days after the contract is issued.

Conditions Associated with the Capital Preservation Plus Option

A contract owner with an outstanding loan may not elect the Capital Preservation Plus Option.

During the program period, the following conditions apply:

•	If surrenders or contract charges are deducted from the contract subsequent to electing this option, the value of the guarantee will be reduced proportionally.

•	Only one Capital Preservation Plus Option program may be in effect at any given time.

•	No new purchase payments may be applied to the contract.

•	Enhanced Rate Dollar Cost Averaging is not available as a contract owner service.

•	Nationwide will not permit loans to be taken from the contract.

•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.

•	If Capital Preservation Plus is elected when the contract is purchased, any contract value allocated to the fixed account when the contract is purchased will receive the New Money Rate.

•
If Capital Preservation Plus is elected after the contract is purchased, any contract value allocated to the fixed account will begin a new fixed account guaranteed period and will receive the current Renewal Rate.

•
If, while the Capital Preservation Plus Option is elected, the annuitant dies and the annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

•
If the contract is annuitized, surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts surrendered or liquidated from a Guaranteed Term Option and the surrender will be subject to the CDSC provisions of the contract.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the contract value that is available for allocation to the fixed account and/or the available underlying mutual funds. The remainder of the contract value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the contract owner.

Nationwide makes only certain underlying mutual funds available when a contract owner elects the Capital Preservation Plus Option. Nationwide selected the available underlying mutual funds on the basis of certain risk factors associated with the underlying mutual fund's investment objective. The underlying mutual funds not made available in conjunction with the Capital Preservation Plus Option were excluded on the basis of similar risk considerations.

The fixed account and the following underlying mutual funds only are available when the Capital Preservation Plus Option is elected:

AIM Variable Insurance Funds
•	AIM V.I. Basic Balanced Fund: Series I Shares
•	AIM V.I. Capital Appreciation Fund: Series I Shares
•	AIM V.I. Core Equity Fund: Series I Shares
•	AIM V.I. Large Cap Growth Fund: Series I Shares
American Century Variable Portfolios, Inc.
•	American Century VP Ultra Fund: Class I
•	American Century VP Value Fund: Class I
American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II
BB&T Variable Insurance Funds
•	BB&T Capital Manager Equity VIF
•	BB&T Large Cap Value VIF
•	BB&T Mid Cap Growth VIF
Dreyfus
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Federated Insurance Series
•	Federated Quality Bond Fund II: Primary Shares
Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class
•	VIP Growth Portfolio: Service Class
Fidelity Variable Insurance Products Fund II
•	VIP Contrafund® Portfolio: Service Class
•	VIP Investment Grade Bond Portfolio: Service Class
Fidelity Variable Insurance Products Fund III
•	VIP Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2
Gartmore Variable Insurance Trust (“GVIT”)
•	American Funds GVIT Asset Allocation Fund: Class II
•	American Funds GVIT Bond Fund: Class II
•	American Funds GVIT Growth Fund: Class II
•	Gartmore GVIT Government Bond Fund: Class I
•	Gartmore GVIT Growth Fund: Class I
•	Gartmore GVIT Investor Destinations Funds
➢ Gartmore GVIT Investor Destinations Conservative Fund: Class II
➢ Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II
➢ Gartmore GVIT Investor Destinations Moderate Fund: Class II
➢ Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II

➢	Gartmore GVIT Investor Destinations Aggressive Fund: Class II
•	Gartmore GVIT Mid Cap Growth Fund: Class I
•	Gartmore GVIT Money Market Fund: Class I
•	Gartmore GVIT Nationwide Leaders Fund: Class III
•	Gartmore GVIT Nationwide® Fund: Class I
•	Gartmore GVIT U.S. Growth Leaders Fund: Class III
•	GVIT Mid Cap Index Fund: Class I
•	J.P. Morgan GVIT Balanced Fund: Class I
•	Van Kampen GVIT Comstock Value Fund: Class II
Janus Aspen Series
•	Forty Portfolio: Service Shares
Neuberger Berman Advisers Management Trust
•	AMT Guardian Portfolio: Class I
•	AMT Limited Maturity Bond Portfolio: Class I
•	AMT Partners Portfolio: Class I
•	AMT Socially Responsive Portfolio: Class I
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
•	Oppenheimer Main Street® Fund/VA: Non-Service Shares
Victory Variable Insurance Funds
•	Diversified Stock Fund: Class A
W&R Target Funds, Inc.
•	Asset Strategy Portfolio
•	Balanced Portfolio
•	Bond Portfolio
•	Core Equity Portfolio
•	Dividend Income Portfolio
•	Global Natural Resources Portfolio
•	Growth Portfolio
•	Limited-Term Bond Portfolio
•	Mid Cap Growth Portfolio
•	Money Market Portfolio
•	Value Portfolio

Effective May 1, 2006, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

J.P. Morgan Series Trust II
•	J.P. Morgan Mid Cap Value Portfolio

In addition to the above underlying mutual funds, the following underlying mutual fund is available only to contracts issued prior to May 1, 2000:

Credit Suisse Trust
•	Large Cap Value Portfolio

In addition to the above underlying mutual funds, the following underlying mutual funds are available only to contracts issued prior to May 1, 2002:

Fidelity Variable Insurance Products Fund III
•	VIP Growth Opportunities Portfolio: Service Class
Van Kampen
The Universal Institutional Funds, Inc.
•	Mid Cap Growth Portfolio: Class I

In addition to the above underlying mutual funds, the following underlying mutual funds are available only to contracts issued prior to May 1, 2004:

Dreyfus
•	Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Janus Aspen Series
•	Risk-Managed Core Portfolio: Service Shares
Neuberger Berman Advisers Management Trust
•	AMT Mid-Cap Growth Portfolio: Class I
Wells Fargo Variable Trust Funds
•	Wells Fargo Advantage Opportunity Fund VT

Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives sub-account allocation instructions based on the preceding list of available underlying mutual funds. Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to contract owners. If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect Capital Preservation Plus Option programs already in effect.

Surrenders During the Program Period

If, during the program period, the contract owner takes a surrender, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless Nationwide is instructed otherwise. Surrenders may not be taken exclusively from the Guaranteed Term Option. In conjunction with the surrender, the value of the guarantee will be adjusted proportionally. A market value adjustment may apply to amounts surrendered from Guaranteed Term Options and the surrender will be subject to the CDSC provisions of the contract.

Transfers During the Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the program period.

Transfers between the fixed account and the variable account, and among sub-accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision. During the program period, transfers to underlying mutual funds that are not included in the Capital Preservation Plus Option program are not permitted.

Terminating the Capital Preservation Plus Option

Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.

If the contract owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the contract owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

If the contract owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the program period, if the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the contract owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market sub-account.

Election of a New Capital Preservation Plus Option

At the end of any program period or after terminating a Capital Preservation Plus Option, the contract owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. If the contract owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days after the end of the preceding program period or within 60 days of the program termination, whichever is applicable.

Taxation of Surrenders under the CPP Lifetime Income Option

Although the tax treatment is not clear, when the contract owner takes a surrender from the contract before the annuitization date, Nationwide will treat the following amount of the surrender as a taxable distribution: the excess of the greater of (a) the contract value immediately before the surrender; or (b) the guaranteed benefit amount immediately before the surrender; over the remaining investment in the contract. In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after the surrender. A subsequent surrender under such circumstances could result in a loss that may be deductible. Please consult a qualified tax advisor.

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time. To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Extra Value Option, the variable account value will be calculated using unit values with variable account charges of 1.40% for the first 7 contract years. At the end of that period, the contract will be re-rated, and the 0.45% charge associated with the Extra Value Option will be removed. From that point on, the variable account value will be calculated using the unit values with variable account charges at 0.95%. Thus, the Extra Value Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value. Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa. For example, sub-account X with charges of 1.40% will have a lower unit value than sub-account X with charges of 0.95% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.

Contract Ownership

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide’s home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

•	on a Nationwide form;

•	signed by the contract owner; and

•	received at Nationwide’s home office before the annuitization date.

Nationwide may reject changes to the parties named in the contract if the risk originally assumed by Nationwide in issuing the contract is materially altered. The risk originally assumed by Nationwide may have been materially altered if: information provided by the contract owner is materially false, misleading or incomplete; if the result of the change is to transfer rights or benefits to an institutional investor; the change results in the same owner attempting to use a series of Nationwide contracts and name different annuitants; or when the change results in the contract being used along with other Nationwide contracts to cover a single life. Should Nationwide discover that the changes are being used for such purposes, Nationwide may rescind the contract and return the contract value, less any market value adjustment.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

•	joint owners can only be named for Non-Qualified Contracts;

•	joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

•	the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

•	an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

•	Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract if a contract owner who is not the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide’s consent.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner or contingent annuitant. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant’s lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$15,000	$1,000
IRA	$15,000	$1,000
Investment-only	$15,000	$1,000
Non-Qualified	$15,000	$1,000
Roth IRA	$15,000	$1,000
SEP IRA	$15,000	$1,000
Simple IRA	$15,000	$1,000
Tax Sheltered Annuity	$15,000	$1,000

Subsequent purchase payments are not permitted for contracts issued in the State of Oregon and may not be permitted in other states under certain circumstances.

If the contract owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

If the contract owner elects the Extra Value Option, amounts credited to the contract may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year’s Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents’ Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

Allocation of Purchase Payments

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The contract value is the sum of:

(1)	the value of amounts allocated to the sub-accounts of the variable account; and

(2)	amounts allocated to the fixed account; and

(3)	amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the net asset value of the underlying mutual fund as of the end of the current valuation period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

(b)	is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

(c)
is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate ranging from 0.95% to 3.95% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

(1)	adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn;

(2)	adding any interest earned on the amounts allocated; and

(3)	subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

(2)	adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

(3)	subtracting charges deducted in accordance with the contract.

Transfers Prior to Annuitization

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Contract owners may request to have fixed account allocations transferred to the variable account or to a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use dollar cost averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

If there is contract value allocated to the fixed account at the time the Capital Preservation Plus Option is elected, the fixed account interest rate guarantee period will end and that contract value may be transferred according to the terms of the option elected.

Transfers to the Fixed Account

Contract owners may request to have variable account allocations transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, the transfer limit will not be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account (whether from the variable account or a Guaranteed Term Option) at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

Contract owners may request to have allocations transferred among the sub-accounts once per valuation period.

Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the annuitization date. Guaranteed Term Options are not available after annuitization.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the Internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.

Generally, sub-account transfers will receive the accumulation unit value next determined after the transfer request is received. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1-year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading"). A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract. Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurance that all the risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period). For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter

Nationwide will mail a letter to the contract owner notifying them that:

(1) they have been identified as engaging in harmful trading practices; and

(2) if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners. These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone. However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value. Rather, they will receive the accumulation unit value that is calculated on the following business day. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Right to Revoke

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide’s home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All Individual Retirement Annuity, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Contract owners who have elected the Extra Value Option and subsequently terminate the contract under the free look provision will forfeit any amounts credited to the contract. For those jurisdictions that allow a return of contract value, the contract owner will retain any earnings attributable to the amount credited; all losses attributable to the amount credited will be incurred by Nationwide.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

Surrender (Redemption)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant’s death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven contract years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the seventh contract year. The amount credited will not, however, be subject to recapture if a withdrawal not subject to the CDSC is being made (see "Extra Value Option").

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. (see “Lump Sum Payments”). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Surrenders from the contract may be subject to federal income tax and/or a penalty tax. See "Federal Income Taxes" in Appendix C.

Partial Surrenders (Partial Redemptions)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may take the CDSC from either:

(a)	the amount requested; or

(b)	the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees. Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

•	variable account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	amounts allocated to the fixed account and any interest credited; and

•	any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

A CDSC may apply.

Surrenders Under a Tax Sheltered Annuity

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant’s death, except as provided below:

(A)
Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

(1)	when the contract owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B)	The surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C)
Any distribution other than the above, including a ten-day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to owners of Tax Sheltered Annuities. Contract owners of Tax Sheltered Annuities may take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of contract value (not more than $10,000)
	$20,000 and over	up to 50% of contract value (not more than $50,000*)
ERISA Plans	All	up to 50% of contract value (not more than $50,000*)
*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

Maximum Loan Processing Fee

Nationwide may charge a loan processing fee at the time each new loan is processed. The loan processing fee, if assessed, will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner’s principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market sub-account unless the contract owner directs otherwise.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract is surrendered;

•	the contract owner/annuitant dies;

•	the contract owner who is not the annuitant dies prior to annuitization; or

•	annuity payments begin.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide’s written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide’s home office, the assignment will become effective as of the date the written request was signed. Nationwide may reject or not recognize assignments designed to alter the character of the risk Nationwide originally assumed in issuing the contract.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, SEP IRAs, Simple IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for asset rebalancing must be on a Nationwide form. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day. Each asset rebalancing reallocation is considered a transfer event.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class, GVIT - Gartmore GVIT Government Bond Fund: Class I, GVIT - Federated GVIT High Income Bond Fund: Class III, GVIT - Gartmore GVIT Money Market Fund: Class I, and W&R Target Funds, Inc. - Money Market Portfolio to any other underlying mutual fund. Dollar cost averaging transfers may not be directed to the fixed account or Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Dollar cost averaging transfers are not considered transfer events. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A dollar cost averaging program that transfers amounts from the fixed account to the variable account is not the same as an enhanced rate dollar cost averaging program. Contract owners that wish to utilize dollar cost averaging from the fixed account should first inquire whether any enhanced rate dollar cost averaging programs are available. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs. Only new purchase payments to the contract are eligible to participate in this program. Nationwide reserves the right to require a minimum balance to establish the Enhanced Rate Dollar Cost Averaging program. Dollar cost averaging transfers for this program may only be made from the fixed account. Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the money market sub-account. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Systematic Withdrawals

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1)
10% of all purchase payments made to the contract as of the withdrawal date (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver);

(2)	an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3)	a percentage of the contract value based on the contract owner’s age, as shown in the following table:

Contract Owner’s Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

Contract value and contract owner’s age are determined as of the date the request for the withdrawal program is recorded by Nationwide’s home office. For joint owners, the older joint owner’s age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

Lump Sum Payments

When death benefit proceeds or amounts due upon full surrender are paid out in a lump sum, Nationwide may transfer such amounts to its general account or to an affiliate. Unless Nationwide is instructed otherwise, or if prohibited by state law, a draftbook or checkbook will be issued to the beneficiary or the contract owner or other person entitled to the payments.

The recipient of the draft or checkbook may write drafts or checks, including writing one draft or check for the full amount of the account balance, or may leave the balance in the account where it will earn interest until such time as a draft or check is written. Interest is credited at a rate determined periodically by, and at the sole discreation of, Nationwide or its affiliate, if applicable.

For federal income tax purposes, the lump sum payment will be deemed received upon the date of the transfer of the money to the general account or the affiliate, whichever is applicable. The interest will be taxable in the tax year that it is credited.

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

• the age (or date) specified in your contract; or

• the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide’s approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions").

Annuitization

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total contract value; then

(2)	applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total contract value; then

(2)	applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization. After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1)	multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

(2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

•
an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Guaranteed Minimum Income Benefit Options

Guaranteed Minimum Income Benefit Options ("GMIBs") are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application.

A GMIB is a benefit that ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How the Guaranteed Annuitization Value is Determined

There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

(a)
is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant’s 86th birthday; and

(b)
is the reduction to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as reductions to the contract value caused by surrenders. For example, a surrender that reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first contract year, if the value of the contract owner’s fixed account allocation becomes greater than 30% of the contract value in any contract year due to:

(1)	the application of additional purchase payments;

(2)	surrenders; or

(3)	transfers from the variable account;

then 0% interest will accrue in that contract year for purposes of calculating the Guaranteed Annuitization Value.

If the contract owner’s fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

When the Guaranteed Annuitization Value May Be Used

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty-day period following any contract anniversary:

(1)	after the contract has been in effect for seven years; AND

(2)	the annuitant has attained age 60.

Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value

The contract owner may elect any life contingent FIXED Annuity Payment Option calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:

•	Life Annuity;

•	Joint and Last Survivor Annuity; and

•	Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

**PLEASE READ CAREFULLY**

The GMIB is only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application.

Important Considerations to Keep in Mind Regarding the GMIB Options

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

♦ A GMIB does NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

♦ Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

♦ The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

♦ Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

♦ The GMIBs may not be approved in all state jurisdictions.

Annuity Payment Options

Contract owners must elect an annuity payment option before the annuitization date. Once elected or assumed, the annuity payment option may not be changed. The annuity payment options are:

(1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant’s death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2)
Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant’s death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide’s approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

Death Benefits

Death of Contract Owner - Non-Qualified Contracts

If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, no death benefit is payable and the surviving joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner’s estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in Appendix C.

Death of Annuitant - Non-Qualified Contracts

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

(1)	in a lump sum;

(2)	as an annuity; or

(3)	in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant’s death.

If no beneficiary survives the annuitant, the contingent beneficiary receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner’s estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

Contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

(1)	proper proof of the annuitant’s death;

(2)	an election specifying the distribution method; and

(3)	any state required form(s).

If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid. Nationwide will pay (or will begin to pay) the death benefit upon receiving proof of death and the instructions as to the payment of the death benefit. Please refer to the “Lump Sum Payments” subsection of “Contract Owner Services” for more information.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the contract value will continue to be allocated according to the most recent allocation instructions until the first beneficiary is paid. After the first beneficiary is paid, remaining contact value will be allocated to the available money market sub-account until instructions are received from the remaining beneficiary(ies).

Five-Year Reset Death Benefit (Standard Death Benefit)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)	the contract value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the contract value as of the most recent five year contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)	the contract value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which are discussed later in this provision.

One-Year Step Up Death Benefit Option

Until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the One-Year Step Up Death Benefit Option for an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)	the contract value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

This death benefit option may be elected along with the 5% Enhanced Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)	the contract value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which are discussed later in this provision.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the 5% Enhanced Death Benefit Option for an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greater of:

(1)	the contract value; or

(2)
the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

This death benefit option may be elected along with the One-Year Step Up Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Spousal Protection Feature

The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. The Spousal Protection Feature is available only for contracts issued as Non-Qualified Contracts, IRAs and Roth IRAs, provided the conditions described below are satisfied. There is no additional charge for this feature.

(1)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

(2)	The spouses must be co-annuitants;

(3)	Both co-annuitants must be age 85 or younger at the time the contract is issued;

(4)	The spouses must each be named as beneficiaries;

(5)	No person other than the spouse may be named as contract owner, annuitant or primary beneficiary;

(6)
If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner);

(7)
If a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner. If the chosen death benefit is higher than the contract value at the time of death, the contract value will be adjusted to equal the applicable death benefit amount. The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

(8)
If a co-annuitant is added at any time after the election of the optional death benefit, a copy of the certificate of marriage must be provided to the home office. In addition, the date of marriage must be after the election of the death benefit option.

Long-Term Care/Nursing Home and Terminal Illness Waiver

All of the death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver, which may be invoked when the following conditions are satisfied.

No CDSC will be charged if:

(1)	the third contract anniversary has passed; and

(2)	the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3)	the contract owner has been diagnosed by a physician at any time after contract issuance, to have a terminal illness; and

(4)	Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide’s home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

Statements and Reports

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s). Household delivery will continue for the life of the contracts. Please call 1-866-223-0303 to resume regular delivery. Please allow 30 days for regular delivery to resume.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by Nationwide’s management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and April 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, and funding agreements issued to back Nationwide’s MTN programs. Related investigations and proceedings may be commenced in the future. Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to these investigations into compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing Nationwide’s MTN program. Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC), Nationwide’s ultimate parent, in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

On February 11, 2005, Nationwide was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum annual premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of: all residents of the United States and the Virgin Islands who, during the Class Period paid premiums on a modal basis to Nationwide for term life insurance policies issued by Nationwide during the Class Period which provide for guaranteed maximum premiums, excluding products NWLA-224 (and all state variations thereof), Life 4608 (and all state variations thereof), and policy forms Life 4219, Life 4290, and Life 3617. Excluded from the class are Nationwide: any parent, subsidiary or affiliate of Nationwide; all employees, officers and directors of Nationwide; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The Class Period is from February 10, 1990, through the date the Class is certified. Nationwide intends to defend this lawsuit vigorously.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. Nationwide removed this case to the United States District Court for the Southern District of

Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in Nationwide’s annuities sub-accounts, any allegation based on Nationwide’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of Nationwide annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if Nationwide is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to Nationwide’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 24, 2005, Nationwide filed a motion to dismiss the First Amended Complaint. The plaintiff has opposed that motion. Nationwide intends to defend this lawsuit vigorously.

On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for: (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys’ fees. Nationwide filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. On March 23, 2005, Nationwide filed its answer, and on December 30, 2005, Nationwide filed a motion for summary judgment. Nationwide intends to defend this lawsuit vigorously.

On October 31, 2003, Nationwide and Nationwide Life and Annuity Insurance Company (NLAIC) were named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by Nationwide or NLAIC which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. Nationwide and NLAIC filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted the motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. Nationwide and NLAIC intend to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint four times. As amended, in the current complaint, filed March 21, 2006, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide opposed that motion on December 24, 2003. On July 6, 2004, Nationwide filed a Revised Memorandum in Support of Summary Judgment. On February 24, 2006, Nationwide’s motion for summary judgment was denied. On March 7, 2006, the plaintiff’s motion for class certification was denied without prejudice. Nationwide intends to defend this lawsuit vigorously.

Waddell & Reed, Inc. is a party to legal proceedings incident to its normal business operations. While there can be no assurances, none of the currently pending legal proceedings are anticipated to have a materially adverse effect on the ability of Waddell & Reed, Inc. to perform the services as distributor of the contracts. Among the legal proceedings to which Waddell & Reed, Inc. has been a party are the following proceedings relating to the distribution of variable annuities:

In 2005, Waddell & Reed, Inc. settled three lawsuits involving its former affiliate, United Investors Life Insurance Company (UILIC), and UILIC's parent company, Torchmark Corporation (Torchmark) relating to Waddell & Reed, Inc.'s separation from Torchmark and UILIC and recommendations by Waddell & Reed, Inc. to certain of its customers that they exchange their UILIC variable annuities for variable annuities issued by Nationwide. Under the terms of the settlement, Waddell & Reed, Inc. paid Torchmark $14.5 million to resolve outstanding litigation.

In April of 2005, Waddell & Reed, Inc. entered into a Decision & Order of Offer of Settlement with the NASD Department of Enforcement ("DOE") settling a regulatory action brought by the DOE on January 14, 2004 (Case No. CAF040002) alleging that Waddell & Reed, Inc. violated NASD Conduct Rules 2110, 2310, 3010 and 3110, and § 17(a)(1) of the Securities Exchange Act of 1934 and Rule 17a-3(A)(6) thereunder, relating to exchanges made by certain of its clients of their variable annuity policies. The case also alleged violations of NASD rules by Waddell & Reed, Inc.'s former President, Robert L. Hechler, and its former National Sales Manager, Robert J. Williams, Jr. The DOE alleged that Waddell & Reed, Inc. failed to take adequate steps to determine whether there were reasonable grounds for the clients to enter into the exchanges, such as determining whether the customers were likely to benefit or lose money from the exchanges, failed to establish sufficient guidance for the sales force to use in determining the suitability of the exchanges, failed to establish and maintain supervisory procedures or a system to supervise the activities of its advisors that was reasonably designed to achieve compliance with the requirements of the NASD's suitability rule, and failed to maintain books and records regarding orders for unexecuted variable annuity exchanges. Without admitting or denying the allegations, Waddell & Reed, Inc. agreed to be censured, pay a fine of $5 million and pay client restitution of up to $11 million. Without admitting or denying the allegations, Robert Hechler and Robert Williams each agreed to fines of $150,000 and six-month suspensions. Waddell & Reed, Inc. also agreed with a multistate consortium to a global resolution of state claims arising from the DOE action. Without admitting or denying the allegations, Waddell & Reed, Inc. agreed to pay a fine of $2 million to be divided among the states and pay additional client restitution.

The general distributor, NISC, is not engaged in any litigation of any material nature.

The general distributor, Security Distributors, Inc., is not engaged in any litigation of any material nature.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract and the standard CDSC schedule. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.

Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information

AIM Variable Insurance Funds - AIM V.I. Basic Balanced Fund: Series I Shares
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Long term growth of capital and current income.

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Blue Chip Fund: Series I Shares
(On June 12, 2006, this fund will merge into the AIM V.I. Large Cap Growth Fund: Series I Shares)
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Long-term growth of a capital with a secondary objective of current income.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Long-term capital growth.

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Growth of capital.

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Large Cap Growth Fund: Series I Shares
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This underlying mutual fund is only available in contracts issued before May 1, 2006.
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
This underlying fund is only available in contracts issued before May 1, 2005.
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF
Investment Adviser:	BB&T Asset Management, Inc.
Investment Objective:	Capital appreciation.

BB&T Variable Insurance Funds - BB&T Large Cap Growth VIF
Investment Adviser:	BB&T Asset Management, Inc.
Investment Objective:	Capital growth., current income, or both

BB&T Variable Insurance Funds - BB&T Large Cap VIF
Investment Adviser:	BB&T Asset Management, Inc.
Investment Objective:	Capital growth, current income or both.

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF
Investment Adviser:	BB&T Asset Management, LLC, Inc.
Investment Objective:	Long-term capital appreciation.

Credit Suisse Trust - Large Cap Value Portfolio
This underlying fund is only available in contracts issued before May 1, 2000.
Investment Adviser:	Credit Suisse Asset Management, LLC
Investment Objective:	Long term growth of capital and income.

Credit Suisse Trust - Global Small Cap Portfolio
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
Investment Adviser:	Credit Suisse Asset Management, LLC
Sub-Adviser:	Credit Suisse Asset Management L.L.C.
Investment Objective:	Capital appreciation.

Credit Suisse Trust - International Focus Portfolio
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
Investment Adviser:	Credit Suisse Asset Management, LLC
Sub-Adviser:	Credit Suisse Asset Management (Australia ) Limited
Investment Objective:	Long-term capital appreciation.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
This underlying fund is only available in contracts issued before May 1, 2004.
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Long-term capital growth.

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Capital growth.

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Long-term capital growth.

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Sub-adviser:	Federated Investment Management Company
Investment Objective:	To provide moderate capital appreciation and high current income.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
Investment Adviser:	Fidelity Management and Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class
This underlying fund is only available in contracts issued before May 1, 2002.
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital growth.

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts issued before May 1, 2006.
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds). Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds). Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds). Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Franklin Advisers, Inc.
Maximum income while maintaining prospects for capital appreciation.
0.73%

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
Investment Adviser:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	High current income, with preservation of capital.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - American Funds GVIT Asset Allocation Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks to provide high total return (including income and capital gains) consistent with the preservation of capital.

Gartmore Variable Insurance Trust - American Funds GVIT Bond Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Income and more price stability than stocks, and capital preservation over the long term. Seeks to maximize an investor’s level of current income and preserve the investor’s capital.

Gartmore Variable Insurance Trust - American Funds GVIT Global Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation through stocks.

Gartmore Variable Insurance Trust - American Funds GVIT Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation principally through investment in stocks.

Gartmore Variable Insurance Trust - Federated GVIT High Income Bond Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.

Gartmore Variable Insurance Trust - Federated GVIT High Income Bond Fund: Class III
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class III
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Global Financial Services Fund: Class III
This underlying fund is only available in contracts issued before May 1, 2004.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Global Health Sciences Fund: Class III
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Global Technology and Communications Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital appreciation.

Gartmore Variable Insurance Trust - Gartmore GVIT Global Technology and Communications Fund: Class III
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Global Utilities Fund: Class III
This underlying fund is only available in contracts issued before May 1, 2004.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	To provide as high level of income as is consistent with the preservation of capital.

Gartmore Variable Insurance Trust - Gartmore GVIT Growth Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital appreciation.

Gartmore Variable Insurance Trust - Gartmore GVIT International Growth Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

Gartmore Variable Insurance Trust - Gartmore GVIT International Growth Fund: Class III
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Funds: Class II
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Gartmore GVIT Investor Destinations Conservative Fund: Class II	Investment Objective:	High level of return consistent with a conservative level of risk compared to the other Investor Destination Funds.
Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II	Investment Objective:	High level of total return consistent with a moderately conservative level of risk.
Gartmore GVIT Investor Destinations Moderate Fund: Class II	Investment Objective:	High level of total return consistent with a moderate level of risk as compared to other Investor Destination Funds.
Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II	Investment Objective:	Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destination Funds.
Gartmore GVIT Investor Destinations Aggressive Fund: Class II	Investment Objective:	To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destination Funds.
The Gartmore GVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors. Please refer to the prospectus for the Gartmore GVIT Investor Destinations Funds for more information.

Gartmore Variable Insurance Trust - Gartmore GVIT Mid Cap Growth Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital appreciation.

Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Gartmore Variable Insurance Trust - Gartmore GVIT Nationwide® Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Total return through a flexible combination of capital appreciation and current income.

Gartmore Variable Insurance Trust - Gartmore GVIT Nationwide® Leaders Fund: Class III
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	High total return from a concentrated portfolio of U.S. securities.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT U.S. Growth Leaders Fund: Class III
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term growth of capital.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital growth.

Gartmore Variable Insurance Trust - Gartmore GVIT Worldwide Leaders Fund: Class III
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - GVIT International Index Fund: Class VIII
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Fund Asset Management, L.P.
Investment Objective:	To match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust -GVIT International Value Fund: Class III
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	The Boston Company Asset Management LLC
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - GVIT Mid Cap Index Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Fund Asset Management LP
Investment Objective:	Capital appreciation.

Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-advisers:	Oberweis Asset Management, Inc.; Waddell & Reed Investment Management Company
Investment Objective:	Capital growth.

Gartmore Variable Insurance Trust - GVIT Small Cap Value Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation.

Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-advisers:
American Century Investment Management Inc.; Franklin Portfolio Associates LLC; Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company; Morgan Stanley Investment Management Inc.; Neuberger Berman, LLC; Waddell & Reed Investment Management Company

Investment Objective:	Long-term growth of capital.

Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	J.P. Morgan Investment Management Inc.
Investment Objective:	High total return from a diversified portfolio of equity and fixed income securities.

Gartmore Variable Insurance Trust - Van Kampen GVIT Comstock Value Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.

Gartmore Variable Insurance Trust - Van Kampen GVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Above average total return over a market cycle of three to five years.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth.

Janus Aspen Series - Global Technology Portfolio: Service II Shares
This underlying fund is only available in contracts issued before May 1, 2004.
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - International Growth Portfolio: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth.

Janus Aspen Series - International Growth Portfolio: Service II Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares
This underlying fund is only available in contracts issued before May 1, 2004.
Investment Adviser:	Janus Capital Management LLC
Sub-adviser:	Enhanced Investment Technologies, LLC
Investment Objective:	Long-term growth of capital.

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2006.
Investment Adviser:	J.P. Morgan Investment Management Inc.
Investment Objective:	Growth from capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Capital appreciation and reasonable income.

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Long-term capital growth and, secondarily, current income.

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Long-term growth of capital by investing primarily in common stocks of foreign companies.
This underlying mutual fund assesses a short-term trading fee (please see “Short-Term Trading Fees” earlier in this prospectus).

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal and, secondarily, total return.

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Capital growth.

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Growth of capital.

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class
This underlying fund is only available in contracts issued before May 1, 2004.
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Capital growth.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Long-term capital growth by investing primarily in securities of companies that meet certain financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003.
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in “growth type” companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital growth, and, secondarily, income.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	High level of income.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries.

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I
This underlying fund is only available in contracts issued before May 1, 2002.
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital growth by investing primarily in common stocks and other equity securities.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R
This underlying fund is only available in contracts issued before May 1, 2002.
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R
This underlying fund is only available in contracts issued before May 1, 2002.
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares
Investment Adviser:	Victory Capital Management, Inc.
Investment Objective:	Long-term capital growth.

W&R Target Funds, Inc. - Asset Strategy Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	High total return over the long run.

W&R Target Funds, Inc. - Balanced Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Current income with a secondary goal of long-term capital appreciation.

W&R Target Funds, Inc. - Bond Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Reasonable return with emphasis on preservation of capital.

W&R Target Funds, Inc. - Core Equity Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth and income.

W&R Target Funds, Inc. - Dividend Income Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Income and long-term capital growth.

W&R Target Funds, Inc. - Energy Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	To provide long-term capital appreciation.

W&R Target Funds, Inc. - Global Natural Resources Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-Adviser:	Mackenzie Financial Corporation
Investment Objective:	Long-term growth.

W&R Target Funds, Inc. - Growth Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth with a secondary objective of current income.

W&R Target Funds, Inc. - High Income Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	High current income with secondary objective of capital growth.

W&R Target Funds, Inc. - International Growth Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital appreciation and a secondary goal of current income.

W&R Target Funds, Inc. - International Value Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

W&R Target Funds, Inc. - Limited-Term Bond Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	High level of current income consistent with preservation of capital.

W&R Target Funds, Inc. - Micro Cap Growth Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Wall Street Associates
Investment Objective:	Long-term capital appreciation.

W&R Target Funds, Inc. - Mid Cap Growth Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	To provide growth of your investment.

W&R Target Funds, Inc. - Money Market Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Maximum current income consistent with stability of principal.

W&R Target Funds, Inc. - Mortgage Securities Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Advantus Capital Management, Inc.
Investment Objective:	A high level of current income consistent with prudent investment risk.

W&R Target Funds, Inc. - Real Estate Securities Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Advantus Capital Management, Inc.
Investment Objective:	Total return through a combination of capital appreciation and current income.

W&R Target Funds, Inc. - Science and Technology Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital growth.

W&R Target Funds, Inc. - Small Cap Growth Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth.

W&R Target Funds, Inc. - Small Cap Value Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Black Rock Financial Management, Inc.
Investment Objective:	Long-term accumulation of capital.

W&R Target Funds, Inc. - Value Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital appreciation.

Wells Fargo Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class
This underlying fund is only available in contracts issued before May 1, 2004.
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management, Inc.
Investment Objective:	Long-term capital appreciation.

AIM Variable Insurance Funds - AIM V.I. Basic Balanced Fund: Series I Shares
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Long term growth of capital and current income.

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 0.95%) and contracts with all optional benefits available on December 31, 2005 (the maximum variable account charge of 3.95%). Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

    calling:  1-800-848-6331, TDD 1-800-238-3035
writing:  Nationwide Life Insurance Company
             5100 Rings Road, RR1-04-F4
             Dublin, Ohio 43017-1522
checking on-line at: www.nationwidefinancial.com

The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit value information for a partial year only.

On May 1, 2006, AIM Variable Insurance Funds: AIM V.I. Blue Chip Fund Series I Shares, merged with AIM V.I. Large Cap Growth Fund Series I Shares and the AIM V.I. Premier Equity Fund: Series I Shares merged with the AIM V.I. Core Equity Fund: Series I Shares. The information shown below is as December 31, 2005, and therefore only reflects condensed financial information for the merged funds.

The AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Large Cap Growth Fund: Series I Shares, American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I, American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I, Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares, Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class, Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class, Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class, Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class, Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2, Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2, Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2, Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3, Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3, Gartmore Variable Insurance Trust - American Funds GVIT Asset Allocation Fund: Class II, Gartmore Variable Insurance Trust - American Funds GVIT Bond Fund: Class II, Gartmore Variable Insurance Trust - American Funds GVIT Global Growth Fund: Class II, Gartmore Variable Insurance Trust - American Funds GVIT Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT International Index Fund: Class VIII, MFS Variable Insurance Trust - MFS Value Series: Service Class, Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class, Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class, Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class, Oppenheimer Variable Account Funds: Oppenheimer High Income Fund/VA: Non-Service Shares, Oppenheimer Variable Account Funds: Oppenheimer Main Street Small Cap Fund/VA: Non-Service Shares, T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II, T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II, T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II, Van Kampen-The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I, and W&R Target Funds, Inc. - Energy Portfolio were added to the variable account effective May 1, 2006. Therefore, no Condensed Financial Information is available.

BOA Future
No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Balanced Fund: Series I Shares - Q/NQ	10.108957	10.542647	4.29%	13,416	2005
	9.492064	10.108957	6.50%	13,718	2004
	8.235548	9.492064	15.26%	12,586	2003
	10.029632	8.235548	-17.89%	9,145	2002
	10.000000	10.029632	0.30%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Blue Chip Fund: Series I Shares - Q/NQ	9.402756	9.639537	2.52%	9,663	2005
	9.069081	9.402756	3.68%	9,708	2004
	7.316405	9.069081	23.96%	7,817	2003
	10.003747	7.316405	-26.86%	6,799	2002
	10.000000	10.003747	0.04%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	10.462806	11.279431	7.81%	2,638	2005
	9.906737	10.462806	5.61%	3,487	2004
	7.722120	9.906737	28.29%	3,316	2003
	10.306554	7.722120	-25.08%	2,546	2002
	10.000000	10.306554	3.07%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	9.053949	9.475329	4.65%	5,820	2005
	8.641968	9.053949	4.77%	6,415	2004
	6.975369	8.641968	23.89%	5,458	2003
	10.097856	6.975369	-30.92%	5,832	2002
	10.000000	10.097856	0.98%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Stock Fund: Series I Shares - Q/NQ	11.065372	11.542802	4.31%	658	2005
	10.252012	11.065372	7.93%	658	2004
	8.318791	10.252012	23.24%	658	2003
	9.948963	8.318791	-16.39%	318	2002
	10.000000	9.948963	-0.51%	0	2001*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	12.888436	15.055099	16.81%	0	2005
	10.493127	12.888436	22.83%	0	2004
	8.208210	10.493127	27.84%	0	2003
	10.000000	8.208210	-17.92%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	14.074150	14.586411	3.64%	4,615,071	2005
	12.575258	14.074150	11.92%	5,510,499	2004
	9.814828	12.575258	28.13%	6,227,886	2003
	12.289665	9.814828	-20.14%	6,377,032	2002
	13.539187	12.289665	-9.23%	7,038,530	2001
	15.291612	13.539187	-11.46%	7,018,117	2000
	13.081019	15.291612	16.90%	5,320,425	1999
	10.409767	13.081019	25.66%	2,097,666	1998
	10.000000	10.409767	4.10%	20,646	1997*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.339005	13.842077	12.18%	2,681,038	2005
	10.839623	12.339005	13.83%	3,301,274	2004
	8.789250	10.839623	23.33%	3,901,749	2003
	11.143861	8.789250	-21.13%	4,884,295	2002
	15.886136	11.143861	-29.85%	6,836,811	2001
	19.282175	15.886136	-17.61%	7,422,625	2000
	11.866841	19.282175	62.49%	5,138,722	1999
	10.088106	11.866841	17.63%	2,651,670	1998
	10.000000	10.088106	0.88%	39,079	1997*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	11.335610	12.699179	12.03%	1,614,885	2005
	9.944610	11.335610	13.99%	1,802,117	2004
	8.063541	9.944610	23.33%	1,669,705	2003
	10.000000	8.063541	-19.36%	1,167,737	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.832229	10.961970	1.20%	525,286	2005
	9.881229	10.832229	9.62%	467,426	2004
	7.987225	9.881229	23.71%	350,280	2003
	10.000000	7.987225	-20.13%	79,386	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	17.188018	17.882188	4.04%	7,402,388	2005
	15.177426	17.188018	13.25%	8,489,628	2004
	11.882018	15.177426	27.73%	8,848,958	2003
	13.728674	11.882018	-13.45%	8,706,954	2002
	12.285793	13.728674	11.74%	7,058,645	2001
	10.498316	12.285793	17.03%	3,301,779	2000
	10.689857	10.498316	-1.79%	1,971,574	1999
	10.296896	10.689857	3.82%	1,219,884	1998
	10.000000	10.296896	2.97%	57,340	1997*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.751209	10.815767	0.60%	1,467,998	2005
	10.258243	10.751209	4.81%	1,050,182	2004
	10.000000	10.258243	2.58%	376,225	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	10.949991	11.580298	5.76%	16,862	2005
	9.878421	10.949991	10.85%	18,827	2004
	7.948282	9.878421	24.28%	13,275	2003
	10.190488	7.948282	-22.00%	8,489	2002
	10.000000	10.190488	1.90%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF	11.109146	11.763706	5.89%	83,214	2005
	9.909926	11.109146	12.10%	92,315	2004
	8.093319	9.909926	22.45%	78,156	2003
	10.168487	8.093319	-20.41%	39,162	2002
	10.000000	10.168487	1.68%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap Growth VIF	9.412710	9.499234	0.92%	32,259	2005
	8.996677	9.412710	4.62%	36,399	2004
	7.094799	8.996677	26.81%	28,932	2003
	10.302170	7.094799	-31.13%	10,621	2002
	10.000000	10.302170	3.02%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	13.049684	14.784866	13.30%	60,622	2005
	11.241850	13.049684	16.08%	65,031	2004
	8.310650	11.241850	35.27%	54,541	2003
	10.488163	8.310650	-20.76%	24,080	2002
	10.000000	10.488163	4.88%	0	2001*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	10.649661	12.251783	15.04%	181,895	2005
	9.112489	10.649661	16.87%	231,522	2004
	6.230502	9.112489	46.26%	279,524	2003
	9.553561	6.230502	-34.78%	355,633	2002
	13.516337	9.553561	-29.32%	532,495	2001
	16.833540	13.516337	-19.71%	664,992	2000
	10.394476	16.833540	61.95%	753,471	1999
	9.852750	10.394476	5.50%	397,541	1998
	10.000000	9.852750	-1.47%	8,875	1997*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	10.070561	11.714735	16.33%	404,860	2005
	8.860816	10.070561	13.65%	523,771	2004
	6.721516	8.860816	31.83%	609,977	2003
	8.472446	6.721516	-20.67%	774,988	2002
	11.005780	8.472446	-23.02%	1,117,390	2001
	14.993656	11.005780	-26.60%	1,280,898	2000
	9.865775	14.993656	51.98%	1,574,730	1999
	9.454794	9.865775	4.35%	975,805	1998
	10.000000	9.454794	-5.45%	266,818	1997*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	13.620192	14.589813	7.12%	434,001	2005
	12.349908	13.620192	10.29%	544,633	2004
	9.961544	12.349908	23.98%	596,361	2003
	13.077460	9.961544	-23.83%	697,377	2002
	13.079940	13.077460	-0.02%	822,031	2001
	12.124398	13.079940	7.88%	808,299	2000
	11.521372	12.124398	5.23%	826,064	1999
	10.373620	11.521372	11.06%	702,417	1998
	10.000000	10.373620	3.74%	13,398	1997*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.565056	13.346255	6.22%	1,328,911	2005
	10.407808	12.565056	20.73%	1,540,213	2004
	7.626313	10.407808	36.47%	1,147,923	2003
	10.000000	7.626313	-23.74%	253,906	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.487708	10.763956	2.63%	3,360,662	2005
	9.969151	10.487708	5.20%	4,261,513	2004
	7.987645	9.969151	24.81%	4,718,600	2003
	11.349542	7.987645	-29.62%	5,328,865	2002
	14.800297	11.349542	-23.32%	6,628,561	2001
	16.794438	14.800297	-11.87%	425,730	2000
	13.034607	16.794438	28.84%	4,588,496	1999
	10.171132	13.034607	28.15%	1,586,203	1998
	10.000000	10.171132	1.71%	41,603	1997*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	13.142116	13.628340	3.70%	22,221,850	2005
	11.992131	13.142116	9.59%	26,967,465	2004
	9.431842	11.992131	27.15%	29,991,213	2003
	12.265220	9.431842	-23.10%	32,543,566	2002
	14.101205	12.265220	-13.02%	35,512,451	2001
	15.692141	14.101205	-10.14%	36,569,247	2000
	13.135997	15.692141	19.46%	29,064,270	1999
	10.343734	13.135997	26.99%	13,389,246	1998
	10.000000	10.343734	3.44%	387,437	1997*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	13.290671	13.741095	3.39%	3,349,509	2005
	12.773575	13.290671	4.05%	4,118,795	2004
	10.642941	12.773575	20.02%	4,718,834	2003
	12.901502	10.642941	-17.51%	4,821,716	2002
	14.363060	12.901502	-10.18%	5,172,648	2001
	14.595134	14.363060	-1.59%	5,495,982	2000
	13.220513	14.595134	10.40%	5,518,293	1999
	10.249990	13.220513	28.98%	2,590,407	1998
	10.000000	10.249990	2.50%	59,606	1997*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	12.289095	12.878795	4.80%	6,305	2005
	11.143238	12.289095	10.28%	6,184	2004
	8.542795	11.143238	30.44%	3,135	2003
	10.664159	8.542795	-19.89%	1,876	2002
	10.000000	10.664159	6.64%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	14.028393	15.547645	10.83%	6,800	2005
	11.800187	14.028393	18.88%	6,800	2004
	8.736895	11.800187	35.06%	6,056	2003
	10.049505	8.736895	-13.06%	124	2002
	10.000000	10.049505	0.50%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.220856	13.265501	0.34%	6,369,737	2005
	12.881356	13.220856	2.64%	7,095,885	2004
	12.427549	12.881356	3.65%	8,143,242	2003
	11.478449	12.427549	8.27%	7,863,778	2002
	10.729245	11.478449	6.98%	5,032,718	2001
	9.806807	10.729245	9.41%	1,638,098	2000
	10.000000	9.806807	-1.93%	347,680	1999*

Fidelity Variable Insurance Products Fund - VIP Equity - Income Portfolio: Service Class - Q/NQ	14.183136	14.857681	4.76%	15,983,566	2005
	12.885834	14.183136	10.32%	18,906,340	2004
	9.967020	12.855834	28.98%	19,758,595	2003
	12.123397	9.967020	-17.79%	18,534,617	2002
	12.896641	12.123397	-6.00%	18,264,333	2001
	12.021290	12.896641	7.28%	15,756,237	2000
	11.422130	12.021290	5.25%	14,617,298	1999
	10.338433	11.422130	10.48%	9,062,065	1998
	10.000000	10.338433	3.88%	277,274	1997*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	12.572083	13.159446	4.67%	10,918,404	2005
	12.291519	12.572083	2.28%	13,879,302	2004
	9.345645	12.291519	31.52%	16,698,958	2003
	13.517575	9.345645	-30.86%	17,097,622	2002
	16.588646	13.517575	-18.51%	20,422,678	2001
	18.830990	16.588646	-11.91%	21,776,437	2000
	13.848033	18.830990	35.98%	15,207,362	1999
	10.030842	13.848033	38.05%	4,170,789	1998
	10.000000	10.030842	0.31%	116,824	1997*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.607448	9.756538	1.55%	7,303,219	2005
	8.860680	9.607448	8.43%	8,889,914	2004
	7.045440	8.860680	25.76%	10,624,626	2003
	6.864641	7.045440	2.63%	9,076,687	2002
	7.866679	6.864641	-12.74%	9,831,409	2001
	10.262325	7.866679	-23.34%	9,388,222	2000
	9.586675	10.262325	7.05%	9,053,822	1999
	10.126638	9.586675	-5.33%	6,089,908	1998
	10.000000	10.126638	1.27%	205,072	1997*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	12.247224	14.432708	17.84%	1,670,693	2005
	10.895150	12.247224	12.41%	2,033,030	2004
	7.680997	10.895150	41.85%	2,416,526	2003
	9.735184	7.680997	-21.10%	3,152,328	2002
	12.485012	9.735184	-22.03%	4,161,991	2001
	15.589761	12.485012	-19.92%	4,123,737	2000
	11.047878	15.589761	41.11%	3,033,012	1999
	9.902344	11.047878	11.57%	1,388,856	1998
	10.000000	9.902344	-0.98%	62,522	1997*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.358880	14.558529	17.80%	2,366,689	2005
	10.993637	12.358880	12.42%	2,334,274	2004
	7.747856	10.993637	41.89%	1,936,492	2003
	10.000000	7.747856	-22.52%	726,014	2002*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	16.466147	19.058055	15.74%	14,043,309	2005
	14.413145	16.466147	14.24%	14,587,477	2004
	11.336946	14.413145	27.13%	14,658,746	2003
	12.636709	11.336946	-10.29%	15,001,342	2002
	14.558242	12.636709	-13.20%	15,629,153	2001
	15.755094	14.558242	-7.60%	16,830,929	2000
	12.812355	15.755094	22.97%	13,447,724	1999
	9.954885	12.812355	28.70%	5,839,973	1998
	10.000000	9.954885	-0.45%	231,858	1997*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.490587	10.607357	1.11%	1,351,167	2005
	10.152709	10.490587	3.33%	763,425	2004
	10.000000	10.152709	1.53%	253,907	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.692526	10.451486	7.83%	2,834,579	2005
	9.140227	9.692526	6.04%	3,507,744	2004
	7.116855	9.140227	28.43%	4,135,611	2003
	9.201903	7.116855	-22.66%	4,846,275	2002
	10.858509	9.201903	-15.26%	5,952,156	2001
	13.235715	10.858509	-17.96%	7,163,757	2000
	12.826216	13.235715	3.19%	7,531,248	1999
	10.400464	12.826216	23.32%	4,035,262	1998
	10.000000	10.400464	4.00%	140,753	1997*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.166913	13.375338	1.58%	878,442	2005
	11.661980	13.166913	12.90%	1,204,275	2004
	7.461630	11.661980	56.29%	1,077,765	2003
	10.000000	7.461630	-25.38%	234,553	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class I - Q/NQ	12.183825	13.332710	9.43%	0	2005
	10.347742	12.183825	17.74%	0	2004
	7.881371	10.347742	31.29%	0	2003
	10.000000	7.881371	-21.19%	0	2002*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	13.852569	14.047948	1.41%	2,588,633	2005
	12.702877	13.852569	9.05%	4,123,229	2004
	10.488660	12.702877	21.11%	4,518,441	2003
	10.258387	10.488660	2.24%	3,829,969	2002
	9.938283	10.258387	3.22%	3,187,673	2001
	10.938415	9.938283	-9.14%	2,338,128	2000
	10.701912	10.938415	2.21%	2,207,614	1999
	10.212505	10.701912	4.79%	1,359,204	1998
	10.000000	10.212505	2.13%	48,707	1997*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.474309	4.74%	745,571	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class I - Q/NQ	13.418473	17.629332	31.38%	89,542	2005
	11.219753	13.418473	19.60%	98,883	2004
	6.853997	11.219753	63.70%	172,985	2003
	8.162972	6.853997	-16.04%	215,319	2002
	8.692251	8.162972	-6.09%	122,397	2001
	10.000000	8.692251	-13.08%	4,778	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Emerging Markets Fund: Class III - Q/NQ	14.727346	19.351540	31.40%	1,403,508	2005
	12.312811	14.727346	19.61%	916,838	2004
	7.523761	12.312811	63.65%	664,957	2003
	10.000000	7.523761	-24.76%	166,114	2002*

GVIT Gartmore GVIT Global Financial Services Fund: Class III - Q/NQ	14.863501	16.367354	10.12%	196,069	2005
	12.388657	14.863501	19.98%	185,770	2004
	8.841677	12.388657	40.12%	143,894	2003
	10.000000	8.841677	-11.58%	114,271	2002*

GVIT Gartmore GVIT Global Health Sciences Fund: Class III - Q/NQ	12.251150	13.157317	7.40%	619,990	2005
	11.469046	12.251150	6.82%	526,290	2004
	8.465900	11.469046	35.47%	445,077	2003
	10.000000	8.465900	-15.34%	238,287	2002*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class I - Q/NQ	3.066472	3.021725	-1.46%	167,181	2005
	2.967876	3.066472	3.32%	214,117	2004
	1.930212	2.967876	53.76%	303,309	2003
	3.405832	1.930212	-43.33%	409,418	2002
	6.003728	3.405832	-43.27%	654,321	2001
	10.000000	6.003728	-39.96%	273,699	2000*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class III - Q/NQ	11.341890	11.176829	-1.46%	250,317	2005
	10.980873	11.341890	3.29%	324,818	2004
	7.143608	10.980873	53.72%	399,761	2003
	10.000000	7.143608	-28.56%	205,745	2002*

GVIT Gartmore GVIT Global Utilities Fund: Class III - Q/NQ	12.596127	13.285090	5.47%	403,467	2005
	9.786210	12.596127	28.71%	459,406	2004
	7.956800	9.786210	22.99%	57,699	2003
	10.000000	7.956800	-20.43%	25,519	2002*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	14.237106	14.562456	2.29%	12,119,898	2005
	13.919582	14.237106	2.28%	14,035,891	2004
	13.777493	13.919582	1.03%	17,539,627	2003
	12.533031	13.777493	9.93%	22,330,243	2002
	11.797971	12.533031	6.23%	16,523,905	2001
	10.583479	11.797971	11.48%	12,064,797	2000
	10.941842	10.583479	-3.28%	11,399,244	1999
	10.143182	10.941842	7.87%	6,734,614	1998
	10.000000	10.143182	1.43%	205,716	1997*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Growth Fund: Class I - Q/NQ	7.112875	7.503486	5.49%	4,456,055	2005
	6.639521	7.112875	7.13%	5,486,331	2004
	5.049848	6.639521	31.48%	6,450,984	2003
	7.152671	5.049848	-29.40%	7,281,145	2002
	10.049026	7.152671	-28.82%	9,040,540	2001
	13.808913	10.049026	-27.23%	11,687,235	2000
	13.369463	13.808913	3.29%	13,477,152	1999
	10.385596	13.369463	28.73%	8,897,790	1998
	10.000000	10.385596	3.86%	150,657	1997*

GVIT Gartmore GVIT International Growth Fund: Class III - Q/NQ	11.820992	15.242174	28.94%	413,972	2005
	10.436447	11.820992	13.27%	173,069	2004
	7.785605	10.436447	34.05%	103,801	2003
	10.000000	7.785605	-22.14%	31,496	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.036413	11.293349	2.33%	2,047,715	2005
	10.646939	11.036413	3.66%	2,176,847	2004
	9.961441	10.646939	6.88%	2,382,516	2003
	10.000000	9.961441	-0.39%	981,020	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.423984	11.823364	3.50%	2,991,084	2005
	10.763028	11.423984	6.14%	3,028,845	2004
	9.557034	10.763028	12.62%	2,802,894	2003
	10.000000	9.557034	-4.43%	1,218,823	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.687667	12.195622	4.35%	7,138,865	2005
	10.772510	11.687667	8.50%	6,577,206	2004
	9.059272	10.772510	18.91%	5,250,561	2003
	10.000000	9.059272	-9.41%	2,892,694	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.992565	12.719036	6.06%	3,535,039	2005
	10.801375	11.992565	11.03%	3,102,070	2004
	8.610682	10.801375	25.44%	2,385,423	2003
	10.000000	8.610682	-13.89%	905,810	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.182097	13.023752	6.91%	1,166,726	2005
	10.786048	12.182097	12.94%	1,135,886	2004
	8.257845	10.786048	30.62%	634,705	2003
	10.000000	8.257845	-17.42%	211,483	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Mid Cap Growth Fund: Class I - Q/NQ	12.131510	13.187223	8.70%	1,822,128	2005
	10.619094	12.131510	14.24%	2,122,095	2004
	7.650345	10.619094	38.81%	2,461,013	2003
	12.263081	7.650345	-37.61%	2,384,523	2002
	17.766242	12.263081	-30.98%	3,062,779	2001
	21.195607	17.766242	-16.18%	3,465,292	2000
	11.582258	21.195607	83.00%	2,183,476	1999
	10.204129	11.582258	13.51%	488,769	1998
	10.000000	10.204129	2.04%	21,892	1997*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	11.730027	11.928894	1.70%	11,601,628	2005
	11.747216	11.730027	-0.15%	13,048,667	2004
	11.786146	11.747216	-0.33%	17,177,641	2003
	11.756760	11.786146	0.25%	24,651,649	2002
	11.457292	11.756760	2.61%	25,930,743	2001
	10.909142	11.457292	5.02%	16,687,257	2000
	10.504509	10.909142	3.85%	16,274,387	1999
	10.074129	10.504509	4.27%	10,403,509	1998
	10.000000	10.074129	0.74%	737,584	1997

GVIT Gartmore GVIT Nationwide Fund: Class I - Q/NQ	12.077171	12.852978	6.42%	12,372,734	2005
	11.109665	12.077171	8.71%	14,815,501	2004
	8.796082	11.109665	26.30%	16,814,508	2003
	10.745186	8.796082	-18.14%	18,383,389	2002
	12.303050	10.745186	-12.66%	20,883,168	2001
	12.689484	12.303050	-3.05%	21,604,237	2000
	11.979444	12.689484	5.93%	21,177,608	1999
	10.242940	11.979444	16.95%	13,831,346	1998
	10.000000	10.242940	2.43%	379,933	1997*

GVIT Gartmore GVIT Nationwide Leaders Fund: Class III - Q/NQ	13.400893	14.641162	9.26%	297,929	2005
	11.391109	13.400893	17.64%	122,336	2004
	9.156690	11.391109	24.40%	112,002	2003
	10.000000	9.156690	-8.43%	126,652	2002*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III - Q/NQ	12.630767	14.011212	10.93%	526,041	2005
	11.340477	12.630767	11.38%	465,822	2004
	7.512774	11.340477	50.95%	638,562	2003
	10.000000	7.512774	-24.87%	139,418	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore Worldwide Leaders Fund: Class I - Q/NQ	11.566945	13.672992	18.21%	649,618	2005
	10.096229	11.566945	14.57%	805,283	2004
	7.491588	10.096229	34.77%	922,359	2003
	10.137325	7.491588	-26.10%	1,160,291	2002
	12.606419	10.137325	-19.59%	1,429,764	2001
	14.515197	12.606419	-13.15%	1,556,485	2000
	11.921445	14.515197	21.76%	1,252,462	1999
	10.102208	11.921445	18.01%	679,266	1998
	10.000000	10.102208	1.02%	28,786	1997*

GVIT Gartmore GVIT Worldwide Leaders Fund: Class III - Q/NQ	15.579834	18.416599	18.21%	205,078	2005
	13.598892	15.579834	14.57%	120,165	2004
	10.096229	11.566945	14.57%	805,283	2004
	10.000000	13.598892	35.99%	119,221	2003*

GVIT GVIT International Value Fund: Class III - Q/NQ	16.466217	18.276200	10.99%	921,274	2005
	13.823365	16.466217	19.12%	655,449	2004
	10.000000	13.823365	38.23%	144,462	2003*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	18.713055	20.778390	11.04%	3,964,972	2005
	16.324362	18.713055	14.63%	4,420,340	2004
	12.239605	16.324362	33.37%	4,257,414	2003
	14.589867	12.239605	-16.11%	4,053,421	2002
	14.925432	14.589867	-2.25%	3,380,236	2001
	13.078919	14.925432	14.12%	1,946,950	2000
	10.919701	13.078919	19.77%	554,181	1999
	9.949100	10.919701	9.76%	355,668	1998
	10.000000	9.949100	-0.51%	8,862	1997*

GVIT GVIT Small Cap Growth Fund: Class I - Q/NQ	14.747640	15.789781	7.07%	1,319,075	2005
	13.127865	14.747640	12.34%	1,624,503	2004
	9.871212	13.127865	32.99%	1,912,023	2003
	14.938890	9.871212	-33.92%	1,723,390	2002
	16.916678	14.938890	-11.69%	1,719,080	2001
	20.372476	16.916678	-16.96%	1,026,407	2000
	10.000000	20.372476	103.72%	292,996	1999*

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	21.767078	22.223413	2.10%	5,480,968	2005
	18.734940	21.767078	16.18%	6,873,068	2004
	12.058558	18.734940	55.37%	7,615,979	2003
	16.714543	12.058558	-27.86%	7,962,445	2002
	13.155704	16.714543	27.05%	8,369,240	2001
	11.943543	13.155704	10.15%	4,814,143	2000
	9.432351	11.943543	26.62%	3,199,322	1999
	9.823904	9.432351	-3.99%	1,933,320	1998
	10.000000	9.823904	-1.76%	71,786	1997*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Company Fund: Class I - Q/NQ	18.439802	20.514856	11.25%	5,538,590	2005
	15.641283	18.439802	17.89%	6,174,675	2004
	11.198342	15.641283	39.67%	6,522,436	2003
	13.675678	11.198342	-18.11%	6,667,153	2002
	14.799910	13.675678	-7.60%	7,007,434	2001
	13.720318	14.799910	7.87%	6,380,063	2000
	9.617964	13.720318	42.65%	3,791,895	1999
	9.613184	9.617964	0.05%	2,510,746	1998
	10.000000	9.613184	-3.87%	86,736	1997*

GVIT J.P. Morgan GVIT Balanced Fund: Class I - Q/NQ	11.169200	11.344670	1.57%	3,589,008	2005
	10.393750	11.169200	7.46%	4,180,191	2004
	8.861586	10.393750	17.29%	4,567,080	2003
	10.202856	8.861586	-13.15%	4,516,114	2002
	10.694236	10.202856	-4.59%	4,630,917	2001
	10.834304	10.694236	-1.29%	4,138,035	2000
	10.844036	10.834304	-0.09%	3,654,295	1999
	10.130674	10.844036	7.04%	1,957,796	1998
	10.000000	10.130674	1.31%	44,525	1997*

GVIT Van Kampen GVIT Comstock Value Fund: Class I - Q/NQ	11.769582	12.153202	3.26%	1,614,350	2005
	10.112803	11.769582	16.38%	2,095,112	2004
	7.767974	10.112803	30.19%	1,360,120	2003
	10.476789	7.767974	-25.86%	1,157,864	2002
	12.041215	10.476789	-12.99%	1,292,289	2001
	13.600816	12.041215	-11.47%	1,349,271	2000
	11.588459	13.600816	17.37%	943,926	1999
	10.161693	11.588459	14.04%	576,925	1998
	10.000000	10.161693	1.62%	38,169	1997*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	13.860058	14.028046	1.21%	3,671,364	2005
	13.134781	13.860058	5.52%	3,995,743	2004
	11.827658	13.134781	11.05%	3,957,845	2003
	11.138320	11.827658	6.19%	4,277,313	2002
	10.793620	11.138320	3.19%	4,006,689	2001
	10.313452	10.793620	4.66%	3,659,345	2000
	10.252876	10.313452	0.59%	2,943,427	1999
	10.000000	10.887930	0.89%	55,043	1997*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	11.412057	12.345283	8.18%	1,533,082	2005
	10.000000	11.412057	14.12%	698,497	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.324540	8.166150	11.49%	6,015,999	2005
	6.268456	7.324540	16.85%	6,891,137	2004
	5.263552	6.268456	19.09%	7,959,646	2003
	6.320884	5.263552	-16.73%	9,544,525	2002
	8.164119	6.320884	-22.58%	11,454,147	2001
	10.000000	8.164119	-18.36%	9,411,277	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.425003	3.784405	10.49%	2,722,770	2005
	3.438379	3.425003	-0.39%	3,389,369	2004
	2.369918	3.438379	45.08%	4,202,497	2003
	4.050734	2.369918	-41.49%	5,465,944	2002
	6.524649	4.050734	-37.92%	8,217,099	2001
	10.000000	6.524649	-34.75%	8,158,988	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.348841	11.411879	10.27%	338,147	2005
	10.361529	10.348841	-0.12%	392,194	2004
	7.109777	10.361529	45.74%	422,530	2003
	10.000000	7.109777	-28.90%	308,974	2002*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	7.164672	9.363535	30.69%	3,099,450	2005
	6.094511	7.164672	17.56%	3,714,687	2004
	4.573528	6.094511	33.26%	4,577,965	2003
	6.219459	4.573528	-26.46%	6,343,194	2002
	8.200976	6.219459	-24.16%	8,943,044	2001
	10.000000	8.200976	-17.99%	7,884,779	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	12.158014	15.898684	30.77%	1,039,360	2005
	10.339930	12.158014	17.58%	1,027,485	2004
	7.758658	10.339930	33.27%	1,072,877	2003
	10.000000	7.758658	-22.41%	824,343	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.222666	15.625226	9.86%	115,576	2005
	12.224157	14.222666	16.35%	139,352	2004
	10.000000	12.224157	22.24%	44,115	2003*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	16.622537	17.846700	7.36%	1,745,279	2005
	14.490354	16.622537	14.71%	2,075,453	2004
	11.102807	14.490354	30.51%	2,353,955	2003
	15.240204	11.102807	-27.15%	2,518,130	2002
	15.622790	15.240204	-2.45%	2,623,003	2001
	15.595438	15.622790	0.18%	2,192,932	2000
	13.699229	15.595438	13.84%	1,895,804	1999
	10.504106	13.699229	30.42%	1,181,196	1998
	10.000000	10.504106	5.04%	14,718	1997*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	10.018137	10.066440	0.48%	1,277,009	2005
	10.036020	10.018137	-0.18%	1,174,960	2004
	10.000000	10.036020	0.36%	692,344	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	17.220054	19.400808	12.66%	2,488,706	2005
	14.947554	17.220054	15.20%	2,947,027	2004
	11.783165	14.947554	26.86%	3,163,789	2003
	16.835942	11.783165	-30.01%	3,515,602	2002
	22.558120	16.835942	-25.37%	4,276,999	2001
	24.609353	22.558120	-8.34%	4,352,721	2000
	16.144809	24.609353	52.43%	2,061,773	1999
	11.702355	16.144809	37.96%	882,530	1998
	10.000000	11.702355	17.02%	52,055	1997*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	12.651265	14.792837	16.93%	4,085,352	2005
	10.735486	12.651265	17.85%	3,766,418	2004
	8.023166	10.735486	33.81%	3,916,619	2003
	10.678223	8.023166	-24.86%	4,122,416	2002
	11.094953	10.678223	-3.76%	4,749,437	2001
	11.122733	11.094953	-0.25%	5,060,822	2000
	10.458607	11.122733	6.35%	6,033,798	1999
	10.132434	10.458607	3.22%	5,860,893	1998
	10.000000	10.132434	1.32%	939,717	1997*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.311637	11.972775	5.84%	152,874	2005
	10.000000	11.311637	13.12%	22,036	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	14.423412	15.015195	4.10%	8,474,560	2005
	13.617207	14.423412	5.92%	9,976,417	2004
	10.498938	13.617207	29.70%	9,856,806	2003
	14.492226	10.498938	-27.55%	10,196,426	2002
	16.737106	14.492226	-13.41%	10,486,085	2001
	16.935851	16.737106	-1.17%	9,380,540	2000
	12.070167	16.935851	40.31%	4,954,549	1999
	9.827325	12.070167	22.82%	2,000,671	1998
	10.000000	9.827325	-1.73%	44,167	1997*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.715673	12.132822	13.23%	3,731,046	2005
	9.078658	10.715673	18.03%	4,325,376	2004
	6.408618	9.078658	41.66%	5,119,547	2003
	8.309444	6.408618	-22.88%	6,604,871	2002
	9.537743	8.309444	-12.88%	4,032,466	2001
	10.000000	9.537743	-4.62%	1,256,646	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	16.838447	19.070302	13.25%	2,999,375	2005
	14.262204	16.838447	18.06%	2,723,012	2004
	10.000000	14.262204	42.62%	1,896,150	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	11.288216	11.849489	4.97%	7,519,794	2005
	10.411603	11.288216	8.42%	8,883,355	2004
	8.295049	10.411603	25.52%	10,102,409	2003
	10.313313	8.295049	-19.57%	10,184,577	2002
	11.590413	10.313313	-11.02%	10,637,665	2001
	12.826564	11.590413	-9.64%	9,160,618	2000
	10.639805	12.826564	20.55%	5,313,570	1999
	10.259486	10.639805	3.71%	2,582,656	1998
	10.000000	10.259486	2.59%	58,403	1997*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	12.190602	13.563650	11.26%	4,706,130	2005
	10.275350	12.190602	18.64%	5,277,532	2004
	8.260023	10.275350	24.40%	6,022,109	2003
	11.548911	8.260023	-28.48%	6,314,119	2002
	16.965058	11.548911	-31.93%	7,663,118	2001
	19.295630	16.965058	-12.08%	8,632,368	2000
	10.609896	19.295630	81.86%	3,681,008	1999
	9.533314	10.609896	11.29%	1,531,314	1998
	10.000000	9.533314	-4.67%	39,292	1997*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	17.032956	18.938505	11.19%	595,238	2005
	15.624194	17.032956	9.02%	790,594	2004
	12.336461	15.624194	26.65%	1,196,261	2003
	11.403171	12.336461	8.18%	1,152,068	2002
	10.456971	11.403171	9.05%	661,833	2001
	9.477539	10.456971	10.33%	638,919	2000
	7.395794	9.477539	28.15%	388,657	1999
	10.425451	7.395794	-29.06%	301,931	1998
	10.000000	10.425451	4.25%	8,418	1997*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	11.952667	13.149887	10.02%	0	2005
	10.279812	11.952667	16.27%	0	2004
	8.145121	10.279812	26.21%	0	2003
	10.000000	8.145121	-18.55%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	6.971218	8.118311	16.45%	843,086	2005
	5.788043	6.971218	20.44%	722,785	2004
	4.121971	5.788043	40.42%	487,543	2003
	6.045067	4.121971	-31.81%	362,853	2002
	8.634485	6.045067	-29.99%	269,702	2001
	10.000000	8.634485	-13.66%	108,847	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	21.616198	25.062478	15.94%	3,865,127	2005
	16.000151	21.616198	35.10%	4,566,599	2004
	11.746967	16.000151	36.21%	4,416,801	2003
	11.953729	11.746967	-1.73%	4,447,454	2002
	10.987658	11.953729	8.79%	3,233,706	2001
	10.561250	10.987658	4.04%	2,318,276	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	11.702352	15.300434	30.75%	961,172	2005
	9.384754	11.702352	24.70%	1,187,751	2004
	6.144858	9.384754	52.73%	1,937,337	2003
	6.389225	6.144858	-3.82%	2,177,354	2002
	6.569856	6.389225	-2.75%	2,400,770	2001
	11.409292	6.569856	-42.42%	1,926,318	2000
	5.751082	11.409292	98.38%	1,647,464	1999
	8.814851	5.751082	-34.76%	497,198	1998
	10.000000	8.814851	-11.85%	27,488	1997*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	12.647978	16.520190	30.62%	485,258	2005
	10.000000	12.647978	26.48%	233,068	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	12.232540	18.377588	50.24%	701,604	2005
	9.941176	12.232540	23.05%	891,024	2004
	6.931923	9.941176	43.41%	1,345,636	2003
	7.202559	6.931923	-3.76%	802,424	2002
	8.120188	7.202559	-11.30%	468,871	2001
	7.358645	8.120188	10.35%	466,988	2000
	6.139717	7.358645	19.85%	415,476	1999
	8.979477	6.139717	-31.63%	197,748	1998
	10.000000	8.979477	-10.21%	17,265	1997*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	12.504808	18.779824	50.18%	780,349	2005
	10.000000	12.504808	25.05%	337,461	2004*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	10.846475	11.683398	7.72%	39,541	2005
	9.985330	10.846475	8.62%	54,975	2004
	7.469134	9.985330	33.69%	65,352	2003
	9.850083	7.469134	-24.17%	70,740	2002
	9.913591	9.850083	-0.64%	52,043	2001
	10.000000	9.913591	-0.86%	19,927	2000*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	10.782336	11.522296	6.86%	3,945,723	2005
	9.207993	10.782336	17.10%	4,685,249	2004
	6.785241	9.207993	35.71%	4,894,257	2003
	9.360871	6.785241	-27.51%	4,997,088	2002
	9.814649	9.360871	-4.62%	3,579,910	2001
	10.000000	9.814649	-1.85%	752,001	2000*

71

Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Balanced Fund: Series I Shares - Q/NQ	10.821194	10.944618	1.14%	0	2005
	10.478179	10.821194	3.27%	0	2004
	10.000000	10.478179	4.78%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Blue Chip Fund: Series I Shares - Q/NQ	10.702990	10.641151	-0.58%	0	2005
	10.645580	10.702990	0.54%	0	2004
	10.000000	10.645580	6.46%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	11.064826	11.568276	4.55%	0	2005
	10.803962	11.064826	2.41%	0	2004
	10.000000	10.803962	8.04%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	10.854089	11.016226	1.49%	0	2005
	10.683753	10.854089	1.59%	0	2004
	10.000000	10.683753	6.84%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Core Stock Fund: Series I Shares - Q/NQ	11.279264	11.410606	1.16%	0	2005
	10.776514	11.279264	4.67%	0	2004
	10.000000	10.776514	7.77%	0	2003*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	10.000000	11.383207	13.83%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.904527	11.965263	0.51%	0	2005
	10.968757	11.904527	8.53%	0	2004
	10.000000	10.968757	9.69%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.115462	13.180916	8.79%	0	2005
	10.975555	12.115462	10.39%	0	2004
	10.000000	10.975555	9.76%	0	2003*

72

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	12.131971	13.180964	8.65%	0	2005
	10.975558	12.131971	10.54%	0	2004
	10.000000	10.975558	9.76%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	11.247299	11.038296	-1.86%	0	2005
	10.580214	11.247299	6.31%	0	2004
	10.000000	10.580214	5.80%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	12.133993	12.242878	0.90%	0	2005
	11.049142	12.133993	9.82%	0	2004
	10.000000	11.049142	10.49%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.134326	9.887224	-2.44%	0	2005
	9.971667	10.134326	1.63%	0	2004
	10.000000	9.971667	-0.28%	0	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	11.673494	10.600292	-2.13%	0	2005
	10.859942	11.673494	7.49%	0	2004
	10.000000	10.859942	8.60%	0	2003*

BB&T Variable Insurance Funds - BB&T Large Cap VIF	12.000010	11.972652	2.56%	0	2005
	11.038814	12.000010	8.71%	0	2004
	10.000000	11.038814	10.39%	0	2003*

BB&T Variable Insurance Funds - BB&T Large Cap Growth VIF	10.830853	12.323392	2.69%	0	2005
	10.675429	10.830853	1.46%	0	2004
	10.000000	10.675429	6.75%	0	2003*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	11.897478	13.072553	9.88%	0	2005
	10.569293	11.897478	12.57%	0	2004
	10.000000	10.569293	5.69%	0	2003*

73

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	12.328852	13.948525	12.81%	0	2005
	10.878725	12.328852	13.33%	0	2004
	10.000000	10.878725	8.79%	0	2003*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	12.364119	13.948525	12.81%	0	2005
	11.218544	12.364119	10.21%	0	2004
	10.000000	11.218544	12.19%	0	2003*

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	11.753601	12.210226	3.88%	0	2005
	10.990177	11.753601	6.95%	0	2004
	10.000000	10.990177	9.90%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.942703	13.332414	3.01%	0	2005
	11.055269	12.942703	17.07%	0	2004
	10.000000	11.055269	10.55%	0	2003*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.992090	10.940914	-0.47%	0	2005
	10.774891	10.992090	2.02%	0	2004
	10.000000	10.774891	7.75%	0	2003*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.534900	11.600461	0.57%	0	2005
	10.854168	11.534900	6.27%	0	2004
	10.000000	10.854168	8.54%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.808967	10.837811	0.27%	0	2005
	10.712816	10.808967	0.90%	0	2004
	10.000000	10.712816	7.13%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	11.660042	11.850657	1.63%	0	2005
	10.903029	11.660042	6.94%	0	2004
	10.000000	10.903029	9.03%	0	2003*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	12.856649	13.818730	7.48%	0	2005
	11.152136	12.856649	15.28%	0	2004
	10.000000	11.152136	11.52%	0	2003*

74

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	9.861486	9.595884	-2.69%	0	2005
	9.908369	9.861486	-0.47%	0	2004
	10.000000	9.908369	-0.92%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Equity - Income Portfolio: Service Class - Q/NQ	11.853486	12.042275	1.59%	0	2005
	11.079669	11.853486	6.98%	0	2004
	10.000000	11.079669	10.80%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.694558	10.856195	1.51%	0	2005
	10.782503	10.694558	-0.82%	0	2004
	10.000000	10.782503	7.83%	0	2003*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.963993	10.797837	-1.52%	0	2005
	10.427515	10.963993	5.14%	0	2004
	10.000000	10.427515	4.28%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	12.305317	14.063448	14.29%	0	2005
	11.288602	12.305317	9.01%	0	2004
	10.000000	11.288602	12.89%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.307376	14.060232	14.24%	0	2005
	11.289618	12.307376	9.01%	0	2004
	10.000000	11.289618	12.90%	0	2003*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	11.998160	13.467626	12.25%	0	2005
	10.830147	11.998160	10.78%	0	2004
	10.000000	10.830147	8.30%	0	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	9.985691	9.791846	-1.94%	0	2005
	9.965907	9.985691	0.20%	0	2004
	10.000000	9.965907	-0.34%	0	2003*

75

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	10.694558	10.856195	1.51%	0	2005
	10.765178	11.069975	2.83%	0	2004
	10.000000	10.765178	7.65%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	12.042450	11.863686	-1.48%	0	2005
	10.999077	12.042450	9.49%	0	2004
	10.000000	10.999077	9.99%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class I - Q/NQ	10.000000	10.851188	8.51%	0	2005*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	11.004388	10.822514	-1.65%	0	2005
	10.406133	11.004388	5.75%	0	2004
	10.000000	10.406133	4.06%	0	2003*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.262940	2.63%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class I - Q/NQ	13.766075	17.540452	27.42%	0	2005
	11.869749	13.766075	15.98%	0	2004
	10.000000	11.869749	18.70%	0	2003*

GVIT Gartmore GVIT Emerging Markets Fund: Class III - Q/NQ	13.766872	17.543805	27.43%	0	2005
	11.869135	13.766872	15.99%	0	2004
	10.000000	11.869135	18.69%	0	2003*

GVIT Gartmore GVIT Global Financial Services Fund: Class III - Q/NQ	12.927718	13.805892	6.79%	0	2005
	11.111516	12.927718	16.35%	0	2004
	10.000000	11.111516	11.12%	0	2003*

GVIT Gartmore GVIT Global Health Sciences Fund: Class III - Q/NQ	10.974448	11.430215	4.15%	0	2005
	10.594708	10.974448	3.58%	0	2004
	10.000000	10.594708	5.95%	0	2003*

76

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Technology and Communications Fund: Class I - Q/NQ	10.605427	10.134982	-4.44%	0	2005
	10.584966	10.605427	0.19%	0	2004
	10.000000	10.584966	5.85%	0	2003*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class III - Q/NQ	10.596048	10.126436	-4.43%	0	2005
	10.579097	10.596048	0.16%	0	2004
	10.000000	10.579097	5.79%	0	2003*

GVIT Gartmore GVIT Global Utilities Fund: Class III - Q/NQ	13.935684	14.254040	2.28%	0	2005
	11.164700	13.935684	24.84%	0	2004
	10.000000	11.164700	11.65%	0	2003*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	9.762819	9.684306	-0.80%	0	2005
	9.843185	9.762819	-0.82%	0	2004
	10.000000	9.843185	-1.57%	0	2003*

GVIT Gartmore GVIT Growth Fund: Class I - Q/NQ	11.084575	11.340179	2.31%	0	2005
	10.670030	11.084575	3.89%	0	2004
	10.000000	10.670030	6.70%	0	2003*

GVIT Gartmore GVIT International Growth Fund: Class III - Q/NQ	12.427603	15.540748	25.05%	0	2005
	11.314566	12.427603	9.84%	0	2004
	10.000000	11.314566	13.15%	0	2003*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.193861	10.116112	-0.76%	0	2005
	10.141238	10.193861	0.52%	0	2004
	10.000000	10.141238	1.41%	0	2003*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.651306	10.690743	0.37%	0	2005
	10.348422	10.651306	2.93%	0	2004
	10.000000	10.348422	3.48%	0	2003*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.115884	11.248718	1.19%	0	2005
	10.565405	11.115884	5.21%	0	2004
	10.000000	10.565405	5.65%	0	2003*

77

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.644012	11.976471	2.86%	0	2005
	10.814880	11.644012	7.67%	0	2004
	10.000000	10.814880	8.15%	0	2003*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.019393	12.461817	3.68%	0	2005
	10.974232	12.019393	9.52%	0	2004
	10.000000	10.974232	9.74%	0	2003*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class I - Q/NQ	11.978520	12.627825	5.42%	0	2005
	10.812654	11.978520	10.78%	0	2004
	10.000000	10.812654	8.13%	0	2003*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.597465	9.465361	-1.38%	0	2005
	9.911733	9.597465	-3.17%	0	2004
	10.000000	9.911733	-0.88%	0	2003*

GVIT Gartmore GVIT Nationwide Fund: Class I - Q/NQ	11.342138	11.706272	3.21%	0	2005
	10.759298	11.342138	5.42%	0	2004
	10.000000	10.759298	7.59%	0	2003*

GVIT Gartmore GVIT Nationwide Leaders Fund: Class III - Q/NQ	12.069791	12.788796	5.96%	0	2005
	10.579935	12.069791	14.08%	0	2004
	10.000000	10.579935	5.80%	0	2003*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III - Q/NQ	11.741214	12.631194	7.58%	0	2005
	10.870974	11.741214	8.01%	0	2004
	10.000000	10.870974	8.71%	0	2003*

GVIT Gartmore Worldwide Leaders Fund: Class I - Q/NQ	11.741214	12.631194	7.58%	0	2005
	10.754059	11.947615	11.10%	0	2004
	10.000000	10.754059	7.54%	0	2003*

GVIT Gartmore GVIT Worldwide Leaders Fund: Class III - Q/NQ	11.961537	13.712619	14.64%	0	2005
	10.766604	11.961537	11.10%	0	2004
	10.000000	10.766604	7.67%	0	2003*

78

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT International Value Fund: Class III - Q/NQ	12.854613	13.836770	7.64%	0	2005
	11.128261	12.854613	15.51%	0	2004
	10.000000	11.128261	11.28%	0	2003*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	12.173833	13.109414	7.69%	0	2005
	10.951467	12.173833	11.16%	0	2004
	10.000000	10.951467	9.51%	0	2003*

GVIT GVIT Small Cap Growth Fund: Class I - Q/NQ	11.531851	11.974118	3.84%	0	2005
	10.585805	11.531851	8.94%	0	2004
	10.000000	10.585805	5.86%	0	2003*

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	12.907398	12.780098	-0.99%	0	2005
	11.456256	12.907398	12.67%	0	2004
	10.000000	11.456256	14.56%	0	2003*

GVIT GVIT Small Company Fund: Class I - Q/NQ	12.580378	13.573617	7.90%	0	2005
	11.004229	12.580378	14.32%	0	2004
	10.000000	11.004229	10.04%	0	2003*

GVIT J.P. Morgan GVIT Balanced Fund: Class I - Q/NQ	10.989679	10.825217	-1.50%	0	2005
	10.546051	10.989679	4.21%	0	2004
	10.000000	10.546051	5.46%	0	2003*

GVIT Van Kampen GVIT Comstock Value Fund: Class I - Q/NQ	12.300999	12.318371	0.14%	0	2005
	10.899337	12.300999	12.86%	0	2004
	10.000000	10.899337	8.99%	0	2003*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	10.419748	10.227481	-1.85%	0	2005
	10.182870	10.419748	2.33%	0	2004
	10.000000	10.182870	1.83%	0	2003*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	11.182422	11.731699	4.91%	0	2005
	10.000000	11.182422	11.82%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	12.036965	13.014930	8.12%	0	2005
	10.623009	12.036965	13.31%	0	2004
	10.000000	10.623009	6.23%	0	2003*

79

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	10.483595	11.234036	7.16%	0	2005
	10.853357	10.483595	-3.41%	0	2004
	10.000000	10.853357	8.53%	0	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.494788	11.223502	6.94%	0	2005
	10.835926	10.494788	-3.15%	0	2004
	10.000000	10.835926	8.36%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	12.783516	16.202801	26.75%	0	2005
	11.213596	12.783516	14.00%	0	2004
	10.000000	11.213596	12.14%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	12.788214	16.218265	26.82%	0	2005
	11.215445	12.788214	14.02%	0	2004
	10.000000	11.215445	12.15%	0	2003*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	12.300994	13.106054	6.54%	0	2005
	10.902584	12.300994	12.83%	0	2004
	10.000000	10.902584	9.03%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	12.216245	12.719879	4.12%	0	2005
	10.981733	12.216245	11.24%	0	2004
	10.000000	10.981733	9.82%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.601985	9.356855	-2.55%	0	2005
	9.919575	9.601985	-3.20%	0	2004
	10.000000	9.919575	-0.80%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	12.154159	13.280016	9.26%	0	2005
	10.879664	12.154159	11.71%	0	2004
	10.000000	10.879664	8.80%	0	2003*

80

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	12.543694	14.224432	13.40%	0	2005
	10.976528	12.543694	14.28%	0	2004
	10.000000	10.976528	9.77%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.083971	11.377568	2.65%	0	2005
	10.000000	11.083971	10.84%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	11.110148	11.216746	0.96%	0	2005
	10.816685	11.110148	2.71%	0	2004
	10.000000	10.816685	8.17%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.012802	14.288964	9.81%	0	2005
	11.369014	13.012802	14.46%	0	2004
	10.000000	11.356483	13.56%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.001985	14.280808	9.84%	0	2005
	11.356483	13.001985	14.49%	0	2004
	10.000000	11.356483	13.56%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	11.361558	11.566366	1.80%	0	2005
	10.806414	11.361558	5.14%	0	2004
	10.000000	10.806414	8.06%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Mid Cap Fund/VA: Non-Service Shares - Q/NQ	11.712128	12.637907	7.90%	0	2005
	10.180272	11.712128	15.05%	0	2004
	10.000000	10.180272	1.80%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	11.104708	11.974194	7.83%	0	2005
	10.504370	11.104708	5.72%	0	2004
	10.000000	10.504370	5.04%	0	2003*

81

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	10.000000	11.068988	10.69%	0	2005*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	12.614250	14.246527	12.94%	0	2005
	10.800269	12.614250	16.80%	0	2004
	10.000000	10.800269	8.00%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	13.907697	15.638203	12.44%	0	2005
	10.615667	13.907697	31.01%	0	2004
	10.000000	10.615667	6.16%	0	2003*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	14.053549	17.820098	26.80%	0	2005
	11.622177	14.053549	20.92%	0	2004
	10.000000	11.622177	16.22%	0	2003*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	14.053549	15.699260	26.67%	0	2005
	10.000000	12.393433	23.93%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	13.891560	20.240794	45.71%	0	2005
	11.641812	13.891560	19.32%	0	2004
	10.000000	11.641812	16.42%	0	2003*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	12.253143	17.847051	45.65%	0	2005
	10.000000	12.253143	22.53%	0	2004*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	11.777448	12.303147	4.46%	0	2005
	11.180941	11.777448	5.34%	0	2004
	10.000000	11.180941	11.81%	0	2003*

82

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	12.305755	12.753269	3.64%	0	2005
	10.837045	12.305775	13.55%	0	2004
	10.000000	10.837045	8.37%	0	2003*

83

Waddell & Reed Select Plus
No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	11.736787	14.447635	23.10%	2,070,589	2005
	10.458494	11.736787	12.22%	1,992,445	2004
	9.471902	10.458494	10.42%	1,800,514	2003
	9.258785	9.471902	2.30%	1,376,357	2002
	10.381905	9.258785	-10.82%	837,616	2001

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	11.015216	11.457924	4.02%	1,718,840	2005
	10.208709	11.015216	7.90%	1,886,164	2004
	8.654366	10.208709	17.96%	1,724,796	2003
	9.540115	8.654366	-9.28%	1,418,807	2002
	10.240525	9.540115	-6.84%	1,078,990	2001

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	12.479024	12.560339	0.65%	1,506,015	2005
	12.128095	12.479024	2.89%	1,646,666	2004
	11.752610	12.128095	3.19%	1,722,859	2003
	10.887834	7.752610	7.94%	1,546,604	2002
	10.228323	10.887834	6.45%	1,024,483	2001

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	8.428947	9.101039	7.97%	4,471,042	2005
	7.766584	8.428947	8.53%	4,897,600	2004
	6.686505	7.766584	16.15%	4,966,593	2003
	8.614083	6.686505	-22.38%	4,658,236	2002
	10.220980	8.614083	-15.72%	3,384,052	2001

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.907726	12.212264	11.96%	238,635	2005
	10.000000	10.907726	9.08%	130,922	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.287089	22.87%	109,653	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	8.351160	9.200918	10.18%	5,529,745	2005
	8.161335	8.351160	2.33%	6,085,193	2004
	6.695716	8.161335	21.89%	5,729,311	2003
	8.589350	6.695716	-22.05%	4,510,709	2002
	10.123886	8.589350	-15.16%	3,185,097	2001

84

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	13.647506	13.862250	1.57%	1,055,173	2005
	12.541413	13.647506	8.82%	1,103,896	2004
	10.574579	12.541413	18.60%	1,010,317	2003
	10.896533	10.574579	-2.95%	863,210	2002
	10.076613	10.896533	8.14%	539,322	2001

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	8.853054	10.213807	15.37%	909,815	2005
	7.840387	8.853054	12.92%	957,684	2004
	6.337656	7.840387	23.71%	843,562	2003
	7.817619	6.337656	-18.93%	717,737	2002
	10.149762	7.817619	-22.98%	458,817	2001

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	11.945966	13.153656	10.11%	181,105	2005
	10.000000	11.945966	19.46%	70,812	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	11.780723	11.865341	0.72%	648,650	2005
	11.704848	11.780723	0.65%	683,539	2004
	11.455458	11.704848	2.18%	610,821	2003
	10.969252	11.455458	4.43%	310,845	2002
	10.140592	10.969252	8.17%	104,229	2001

W&R Target Funds, Inc. - Micro-Cap Growth Portfolio - Q/NQ	11.205120	13.415018	19.72%	45,082	2005
	10.000000	11.205120	12.05%	23,374	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.360798	13.61%	44,489	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	10.249548	10.405234	1.52%	413,031	2005
	10.276601	10.249548	-0.26%	357,689	2004
	10.321989	10.276601	-0.44%	300,740	2003
	10.303622	10.321989	0.18%	356,275	2002
	10.042070	10.303622	2.60%	328,055	2001

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.230793	10.336131	1.03%	72,704	2005
	10.000000	10.230793	2.31%	21,733	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.395855	13.608265	9.78%	107,937	2005
	10.000000	12.395855	23.96%	44,759	2004*

85

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	9.483442	11.013522	16.13%	1,839,670	2005
	8.236019	9.483442	15.15%	1,926,229	2004
	6.373690	8.236019	29.22%	1,721,980	2003
	8.465463	6.373690	-24.71%	1,319,140	2002
	9.703241	8.465463	-12.76%	824,061	2001

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	11.549477	12.913866	11.81%	1,807,644	2005
	10.202000	11.549477	13.21%	1,994,071	2004
	7.586249	10.202000	34.48%	1,839,227	2003
	9.793049	7.586249	-22.53%	1,582,101	2002
	10.082446	9.793049	-2.87%	1,032,484	2001

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	11.265957	11.622311	3.16%	118,706	2005
	10.000000	11.265957	12.66%	76,012	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	12.342628	12.766443	3.43%	1,513,441	2005
	10.863749	12.342628	13.61%	1,608,538	2004
	8.766516	10.863749	23.92%	1,372,764	2003
	10.137650	8.766516	-13.53%	1,004,512	2002
	10.000000	10.137650	1.38%	556,685	2001*

86

Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	10.662462	12.729106	19.38%	0	2005
	10.000000	10.662462	6.62%	0	2004*

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.576246	10.669104	0.88%	0	2005
	10.000000	10.576246	5.76%	0	2004*

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	9.981000	9.742580	-2.39%	0	2005
	10.000000	9.981000	-0.19%	0	2004*

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	10.605582	11.105476	4.71%	0	2005
	10.000000	10.605582	6.06%	0	2004*

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.710456	11.629388	8.58%	0	2005
	10.000000	10.710456	7.10%	0	2004*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	10.645983	11.375106	6.85%	0	2005
	10.000000	10.645983	6.46%	0	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.069868	20.70%	0	2005*

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	10.299073	10.145161	-1.49%	0	2005
	10.000000	10.299073	2.99%	0	2004*

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	11.126034	12.448637	11.89%	0	2005
	10.000000	11.126034	11.26%	0	2004*

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	11.235649	11.997948	6.78%	0	2005
	10.000000	11.235649	12.36%	0	2004*

87

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	9.926053	9.695371	-2.32%	0	2005
	10.000000	9.926053	-0.74%	0	2004*

W&R Target Funds, Inc. - Micro-Cap Growth Portfolio - Q/NQ	11.717278	13.604956	16.11%	0	2005
	10.000000	11.717278	17.17%	0	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.159833	11.60%	0	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.925973	9.772363	-1.55%	0	2005
	10.000000	9.925973	-0.74%	0	2004*

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	9.984559	9.782661	-2.02%	0	2005
	10.000000	9.984559	-0.15%	0	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	11.473390	12.215243	6.47%	0	2005
	10.000000	11.473390	14.73%	0	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	11.355632	12.789665	12.63%	0	2005
	10.000000	11.355632	13.56%	0	2004*

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	11.397607	12.359408	8.44%	0	2005
	10.000000	11.397607	13.98%	0	2004*

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	11.153326	11.158713	0.05%	0	2005
	10.000000	11.153326	11.53%	0	2004*

88

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
W&R Target Funds, Inc. - Value Portfolio - Q/NQ	10.766757	10.800173	0.31%	0	2005
	10.000000	10.766757	7.67%	0	2004*

89

Appendix C: Contract Types and Tax Information

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

Types of Contracts

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code. Non-Qualified contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)	Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

(a)	the contract value on the day before the withdrawal; and

(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3)
Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a charitable reminder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Individual Retirement Annuities

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $4,500 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

Investment-Only Contracts (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and

90

which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required statutory period.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-Qualified contracts that are owned by nonnatural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the gain earned inside the contract, unless the nonnatural person owns the contract as an “agent” of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the requirements of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $4,500 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA.

Upon the death of the owner of a Roth IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distribution may exceed the contract value.

Simple IRAs

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457

91

governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70½, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the required period of time.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

92

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or non-taxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner’s investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

93

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability, (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural person rules do not apply to all entity-owned contracts. For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

Withholding

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•	the distribution is made directly to another Tax Sheltered Annuity or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

94

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States; and

(2)	the distribution is not includable in the non-resident alien’s gross income for United States federal income tax purposes.

Note that these distributions would be subject to the same withholding rules that are applicable to payments to United States citizens including back-up withholding, which is currently at the rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

(a)	an individual who is two or more generations younger than the contract owner; or

(b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax

95

or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions - General Information

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9, or Treasury Regulation 1.401(a)(9)-5.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5.

96

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

97

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2006

Modified Single Premium Deferred Variable Annuity Contracts

Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-9

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2006. The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-800-848-6331, TDD 1-800-238-3035.

General Information and History

The Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies. All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $158 billion as of December 31, 2005.

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide, may have entered into agreements with either the investment adviser or distributor for the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds. Nationwide also acts as a limited agent for the fund for purposes of accepting the trades. For these services the funds agree to pay Nationwide an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular fund.

Nationwide takes these anticipated fee payments into consideration when it determines the charges that will be assessed under the contracts. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract. Generally, Nationwide expects to receive somewhere between 0.10% to 0.45% (an annualized rate of the daily net assets of the variable account) from the funds it offers in the contracts. What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less revenue than other fund types) and the actual services rendered to the fund company. Nationwide does not consider these fee payments when determining fund availability associated with any of the optional benefits offered in the contract.

1

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.10% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-9 and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report of KPMG LLP covering the December 31, 2005 consolidated financial statements of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. During the fiscal years ended December 31, 2005, 2004 and 2003, no underwriting commissions were paid by Nationwide to NISC.

The contracts, which are offered continuously, are distributed by Security Distributors, Inc., One Security Benefit Place, Topeka, Kansas 66636-0001. During the fiscal years ended December 31, 2005, 2004 and 2003, no underwriting commissions have been paid by Nationwide to Security Distributors, Inc.

The contracts, which are offered continuously, are distributed by Waddell & Reed, Inc., 6300 Lamar Ave, Overland Park, Kansas 66202. During the fiscal years ended December 31, 2005, 2004 and 2003, no underwriting commissions have been paid by Nationwide to Waddell & Reed, Inc.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

The following charts represent the accumulation unit value for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2005. The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit" in the prospectus). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit value information for a partial year only.

The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit value information for a partial year only.

The AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares, AIM Variable Insurance Funds - AIM V.I. Large Cap Growth Fund: Series I Shares, American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I, American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I, Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares, Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class, Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class, Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class, Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class, Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2, Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2, Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2, Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3, Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3, Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3, Gartmore Variable Insurance Trust - American Funds GVIT Asset Allocation Fund: Class II, Gartmore Variable Insurance Trust - American Funds GVIT Bond Fund: Class II, Gartmore Variable Insurance Trust - American Funds GVIT Global Growth Fund: Class II, Gartmore Variable Insurance Trust - American Funds GVIT Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT International Index Fund: Class VIII, MFS Variable Insurance Trust - MFS Value Series: Service Class, Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class, Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class, Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class, Oppenheimer Variable Account Funds: Oppenheimer High Income Fund/VA: Non-Service Shares, Oppenheimer Variable Account Funds: Oppenheimer Main Street Small Cap Fund/VA: Non-Service Shares, T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II, T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II, T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II, Van Kampen-The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I, and W&R Target Funds, Inc. - Energy Portfolio were added to the variable account effective May 1, 2006. Therefore, no Condensed Financial Information is available.

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Balanced Fund: Series I Shares - Q/NQ	10.108957	10.542647	4.29%	13,416	2005
	9.492064	10.108957	6.50%	13,718	2004
	8.235548	9.492064	15.26%	12,586	2003
	10.029632	8.235548	-17.89%	9,145	2002
	10.000000	10.029632	0.30%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Blue Chip Fund: Series I Shares - Q/NQ	9.402756	9.639537	2.52%	9,663	2005
	9.069081	9.402756	3.68%	9,708	2004
	7.316405	9.069081	23.96%	7,817	2003
	10.003747	7.316405	-26.86%	6,799	2002
	10.000000	10.003747	0.04%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	10.462806	11.279431	7.81%	2,638	2005
	9.906737	10.462806	5.61%	3,487	2004
	7.722120	9.906737	28.29%	3,316	2003
	10.306554	7.722120	-25.08%	2,546	2002
	10.000000	10.306554	3.07%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	9.053949	9.475329	4.65%	5,820	2005
	8.641968	9.053949	4.77%	6,415	2004
	6.975369	8.641968	23.89%	5,458	2003
	10.097856	6.975369	-30.92%	5,832	2002
	10.000000	10.097856	0.98%	0	2001*

2

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Core Stock Fund: Series I Shares - Q/NQ	11.065372	11.542802	4.31%	658	2005
	10.252012	11.065372	7.93%	658	2004
	8.318791	10.252012	23.24%	658	2003
	9.948963	8.318791	-16.39%	318	2002
	10.000000	9.948963	-0.51%	0	2001*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	12.888436	15.055099	16.81%	0	2005
	10.493127	12.888436	22.83%	0	2004
	8.208210	10.493127	27.84%	0	2003
	10.000000	8.208210	-17.92%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	14.074150	14.586411	3.64%	4,615,071	2005
	12.575258	14.074150	11.92%	5,510,499	2004
	9.814828	12.575258	28.13%	6,227,886	2003
	12.289665	9.814828	-20.14%	6,377,032	2002
	13.539187	12.289665	-9.23%	7,038,530	2001
	15.291612	13.539187	-11.46%	7,018,117	2000
	13.081019	15.291612	16.90%	5,320,425	1999
	10.409767	13.081019	25.66%	2,097,666	1998
	10.000000	10.409767	4.10%	20,646	1997*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.339005	13.842077	12.18%	2,681,038	2005
	10.839623	12.339005	13.83%	3,301,274	2004
	8.789250	10.839623	23.33%	3,901,749	2003
	11.143861	8.789250	-21.13%	4,884,295	2002
	15.886136	11.143861	-29.85%	6,836,811	2001
	19.282175	15.886136	-17.61%	7,422,625	2000
	11.866841	19.282175	62.49%	5,138,722	1999
	10.088106	11.866841	17.63%	2,651,670	1998
	10.000000	10.088106	0.88%	39,079	1997*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	11.335610	12.699179	12.03%	1,614,885	2005
	9.944610	11.335610	13.99%	1,802,117	2004
	8.063541	9.944610	23.33%	1,669,705	2003
	10.000000	8.063541	-19.36%	1,167,737	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.832229	10.961970	1.20%	525,286	2005
	9.881229	10.832229	9.62%	467,426	2004
	7.987225	9.881229	23.71%	350,280	2003
	10.000000	7.987225	-20.13%	79,386	2002*

3

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	17.188018	17.882188	4.04%	7,402,388	2005
	15.177426	17.188018	13.25%	8,489,628	2004
	11.882018	15.177426	27.73%	8,848,958	2003
	13.728674	11.882018	-13.45%	8,706,954	2002
	12.285793	13.728674	11.74%	7,058,645	2001
	10.498316	12.285793	17.03%	3,301,779	2000
	10.689857	10.498316	-1.79%	1,971,574	1999
	10.296896	10.689857	3.82%	1,219,884	1998
	10.000000	10.296896	2.97%	57,340	1997*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.751209	10.815767	0.60%	1,467,998	2005
	10.258243	10.751209	4.81%	1,050,182	2004
	10.000000	10.258243	2.58%	376,225	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	10.949991	11.580298	5.76%	16,862	2005
	9.878421	10.949991	10.85%	18,827	2004
	7.948282	9.878421	24.28%	13,275	2003
	10.190488	7.948282	-22.00%	8,489	2002
	10.000000	10.190488	1.90%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF	11.109146	11.763706	5.89%	83,214	2005
	9.909926	11.109146	12.10%	92,315	2004
	8.093319	9.909926	22.45%	78,156	2003
	10.168487	8.093319	-20.41%	39,162	2002
	10.000000	10.168487	1.68%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap Growth VIF	9.412710	9.499234	0.92%	32,259	2005
	8.996677	9.412710	4.62%	36,399	2004
	7.094799	8.996677	26.81%	28,932	2003
	10.302170	7.094799	-31.13%	10,621	2002
	10.000000	10.302170	3.02%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	13.049684	14.784866	13.30%	60,622	2005
	11.241850	13.049684	16.08%	65,031	2004
	8.310650	11.241850	35.27%	54,541	2003
	10.488163	8.310650	-20.76%	24,080	2002
	10.000000	10.488163	4.88%	0	2001*

4

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	10.649661	12.251783	15.04%	181,895	2005
	9.112489	10.649661	16.87%	231,522	2004
	6.230502	9.112489	46.26%	279,524	2003
	9.553561	6.230502	-34.78%	355,633	2002
	13.516337	9.553561	-29.32%	532,495	2001
	16.833540	13.516337	-19.71%	664,992	2000
	10.394476	16.833540	61.95%	753,471	1999
	9.852750	10.394476	5.50%	397,541	1998
	10.000000	9.852750	-1.47%	8,875	1997*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	10.070561	11.714735	16.33%	404,860	2005
	8.860816	10.070561	13.65%	523,771	2004
	6.721516	8.860816	31.83%	609,977	2003
	8.472446	6.721516	-20.67%	774,988	2002
	11.005780	8.472446	-23.02%	1,117,390	2001
	14.993656	11.005780	-26.60%	1,280,898	2000
	9.865775	14.993656	51.98%	1,574,730	1999
	9.454794	9.865775	4.35%	975,805	1998
	10.000000	9.454794	-5.45%	266,818	1997*

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	13.620192	14.589813	7.12%	434,001	2005
	12.349908	13.620192	10.29%	544,633	2004
	9.961544	12.349908	23.98%	596,361	2003
	13.077460	9.961544	-23.83%	697,377	2002
	13.079940	13.077460	-0.02%	822,031	2001
	12.124398	13.079940	7.88%	808,299	2000
	11.521372	12.124398	5.23%	826,064	1999
	10.373620	11.521372	11.06%	702,417	1998
	10.000000	10.373620	3.74%	13,398	1997*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.565056	13.346255	6.22%	1,328,911	2005
	10.407808	12.565056	20.73%	1,540,213	2004
	7.626313	10.407808	36.47%	1,147,923	2003
	10.000000	7.626313	-23.74%	253,906	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.487708	10.763956	2.63%	3,360,662	2005
	9.969151	10.487708	5.20%	4,261,513	2004
	7.987645	9.969151	24.81%	4,718,600	2003
	11.349542	7.987645	-29.62%	5,328,865	2002
	14.800297	11.349542	-23.32%	6,628,561	2001
	16.794438	14.800297	-11.87%	425,730	2000
	13.034607	16.794438	28.84%	4,588,496	1999
	10.171132	13.034607	28.15%	1,586,203	1998
	10.000000	10.171132	1.71%	41,603	1997*

5

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	13.142116	13.628340	3.70%	22,221,850	2005
	11.992131	13.142116	9.59%	26,967,465	2004
	9.431842	11.992131	27.15%	29,991,213	2003
	12.265220	9.431842	-23.10%	32,543,566	2002
	14.101205	12.265220	-13.02%	35,512,451	2001
	15.692141	14.101205	-10.14%	36,569,247	2000
	13.135997	15.692141	19.46%	29,064,270	1999
	10.343734	13.135997	26.99%	13,389,246	1998
	10.000000	10.343734	3.44%	387,437	1997*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	13.290671	13.741095	3.39%	3,349,509	2005
	12.773575	13.290671	4.05%	4,118,795	2004
	10.642941	12.773575	20.02%	4,718,834	2003
	12.901502	10.642941	-17.51%	4,821,716	2002
	14.363060	12.901502	-10.18%	5,172,648	2001
	14.595134	14.363060	-1.59%	5,495,982	2000
	13.220513	14.595134	10.40%	5,518,293	1999
	10.249990	13.220513	28.98%	2,590,407	1998
	10.000000	10.249990	2.50%	59,606	1997*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	12.289095	12.878795	4.80%	6,305	2005
	11.143238	12.289095	10.28%	6,184	2004
	8.542795	11.143238	30.44%	3,135	2003
	10.664159	8.542795	-19.89%	1,876	2002
	10.000000	10.664159	6.64%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	14.028393	15.547645	10.83%	6,800	2005
	11.800187	14.028393	18.88%	6,800	2004
	8.736895	11.800187	35.06%	6,056	2003
	10.049505	8.736895	-13.06%	124	2002
	10.000000	10.049505	0.50%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.220856	13.265501	0.34%	6,369,737	2005
	12.881356	13.220856	2.64%	7,095,885	2004
	12.427549	12.881356	3.65%	8,143,242	2003
	11.478449	12.427549	8.27%	7,863,778	2002
	10.729245	11.478449	6.98%	5,032,718	2001
	9.806807	10.729245	9.41%	1,638,098	2000
	10.000000	9.806807	-1.93%	347,680	1999*

6

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity - Income Portfolio: Service Class - Q/NQ	14.183136	14.857681	4.76%	15,983,566	2005
	12.885834	14.183136	10.32%	18,906,340	2004
	9.967020	12.855834	28.98%	19,758,595	2003
	12.123397	9.967020	-17.79%	18,534,617	2002
	12.896641	12.123397	-6.00%	18,264,333	2001
	12.021290	12.896641	7.28%	15,756,237	2000
	11.422130	12.021290	5.25%	14,617,298	1999
	10.338433	11.422130	10.48%	9,062,065	1998
	10.000000	10.338433	3.88%	277,274	1997*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	12.572083	13.159446	4.67%	10,918,404	2005
	12.291519	12.572083	2.28%	13,879,302	2004
	9.345645	12.291519	31.52%	16,698,958	2003
	13.517575	9.345645	-30.86%	17,097,622	2002
	16.588646	13.517575	-18.51%	20,422,678	2001
	18.830990	16.588646	-11.91%	21,776,437	2000
	13.848033	18.830990	35.98%	15,207,362	1999
	10.030842	13.848033	38.05%	4,170,789	1998
	10.000000	10.030842	0.31%	116,824	1997*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.607448	9.756538	1.55%	7,303,219	2005
	8.860680	9.607448	8.43%	8,889,914	2004
	7.045440	8.860680	25.76%	10,624,626	2003
	6.864641	7.045440	2.63%	9,076,687	2002
	7.866679	6.864641	-12.74%	9,831,409	2001
	10.262325	7.866679	-23.34%	9,388,222	2000
	9.586675	10.262325	7.05%	9,053,822	1999
	10.126638	9.586675	-5.33%	6,089,908	1998
	10.000000	10.126638	1.27%	205,072	1997*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	12.247224	14.432708	17.84%	1,670,693	2005
	10.895150	12.247224	12.41%	2,033,030	2004
	7.680997	10.895150	41.85%	2,416,526	2003
	9.735184	7.680997	-21.10%	3,152,328	2002
	12.485012	9.735184	-22.03%	4,161,991	2001
	15.589761	12.485012	-19.92%	4,123,737	2000
	11.047878	15.589761	41.11%	3,033,012	1999
	9.902344	11.047878	11.57%	1,388,856	1998
	10.000000	9.902344	-0.98%	62,522	1997*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.358880	14.558529	17.80%	2,366,689	2005
	10.993637	12.358880	12.42%	2,334,274	2004
	7.747856	10.993637	41.89%	1,936,492	2003
	10.000000	7.747856	-22.52%	726,014	2002*

7

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	16.466147	19.058055	15.74%	14,043,309	2005
	14.413145	16.466147	14.24%	14,587,477	2004
	11.336946	14.413145	27.13%	14,658,746	2003
	12.636709	11.336946	-10.29%	15,001,342	2002
	14.558242	12.636709	-13.20%	15,629,153	2001
	15.755094	14.558242	-7.60%	16,830,929	2000
	12.812355	15.755094	22.97%	13,447,724	1999
	9.954885	12.812355	28.70%	5,839,973	1998
	10.000000	9.954885	-0.45%	231,858	1997*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.490587	10.607357	1.11%	1,351,167	2005
	10.152709	10.490587	3.33%	763,425	2004
	10.000000	10.152709	1.53%	253,907	2003*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.692526	10.451486	7.83%	2,834,579	2005
	9.140227	9.692526	6.04%	3,507,744	2004
	7.116855	9.140227	28.43%	4,135,611	2003
	9.201903	7.116855	-22.66%	4,846,275	2002
	10.858509	9.201903	-15.26%	5,952,156	2001
	13.235715	10.858509	-17.96%	7,163,757	2000
	12.826216	13.235715	3.19%	7,531,248	1999
	10.400464	12.826216	23.32%	4,035,262	1998
	10.000000	10.400464	4.00%	140,753	1997*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.166913	13.375338	1.58%	878,442	2005
	11.661980	13.166913	12.90%	1,204,275	2004
	7.461630	11.661980	56.29%	1,077,765	2003
	10.000000	7.461630	-25.38%	234,553	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class I - Q/NQ	12.183825	13.332710	9.43%	0	2005
	10.347742	12.183825	17.74%	0	2004
	7.881371	10.347742	31.29%	0	2003
	10.000000	7.881371	-21.19%	0	2002*

8

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	13.852569	14.047948	1.41%	2,588,633	2005
	12.702877	13.852569	9.05%	4,123,229	2004
	10.488660	12.702877	21.11%	4,518,441	2003
	10.258387	10.488660	2.24%	3,829,969	2002
	9.938283	10.258387	3.22%	3,187,673	2001
	10.938415	9.938283	-9.14%	2,338,128	2000
	10.701912	10.938415	2.21%	2,207,614	1999
	10.212505	10.701912	4.79%	1,359,204	1998
	10.000000	10.212505	2.13%	48,707	1997*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.474309	4.74%	745,571	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class I - Q/NQ	13.418473	17.629332	31.38%	89,542	2005
	11.219753	13.418473	19.60%	98,883	2004
	6.853997	11.219753	63.70%	172,985	2003
	8.162972	6.853997	-16.04%	215,319	2002
	8.692251	8.162972	-6.09%	122,397	2001
	10.000000	8.692251	-13.08%	4,778	2000*

GVIT Gartmore GVIT Emerging Markets Fund: Class III - Q/NQ	14.727346	19.351540	31.40%	1,403,508	2005
	12.312811	14.727346	19.61%	916,838	2004
	7.523761	12.312811	63.65%	664,957	2003
	10.000000	7.523761	-24.76%	166,114	2002*

GVIT Gartmore GVIT Global Financial Services Fund: Class III - Q/NQ	14.863501	16.367354	10.12%	196,069	2005
	12.388657	14.863501	19.98%	185,770	2004
	8.841677	12.388657	40.12%	143,894	2003
	10.000000	8.841677	-11.58%	114,271	2002*

GVIT Gartmore GVIT Global Health Sciences Fund: Class III - Q/NQ	12.251150	13.157317	7.40%	619,990	2005
	11.469046	12.251150	6.82%	526,290	2004
	8.465900	11.469046	35.47%	445,077	2003
	10.000000	8.465900	-15.34%	238,287	2002*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class I - Q/NQ	3.066472	3.021725	-1.46%	167,181	2005
	2.967876	3.066472	3.32%	214,117	2004
	1.930212	2.967876	53.76%	303,309	2003
	3.405832	1.930212	-43.33%	409,418	2002
	6.003728	3.405832	-43.27%	654,321	2001
	10.000000	6.003728	-39.96%	273,699	2000*

9

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Technology and Communications Fund: Class III - Q/NQ	11.341890	11.176829	-1.46%	250,317	2005
	10.980873	11.341890	3.29%	324,818	2004
	7.143608	10.980873	53.72%	399,761	2003
	10.000000	7.143608	-28.56%	205,745	2002*

GVIT Gartmore GVIT Global Utilities Fund: Class III - Q/NQ	12.596127	13.285090	5.47%	403,467	2005
	9.786210	12.596127	28.71%	459,406	2004
	7.956800	9.786210	22.99%	57,699	2003
	10.000000	7.956800	-20.43%	25,519	2002*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	14.237106	14.562456	2.29%	12,119,898	2005
	13.919582	14.237106	2.28%	14,035,891	2004
	13.777493	13.919582	1.03%	17,539,627	2003
	12.533031	13.777493	9.93%	22,330,243	2002
	11.797971	12.533031	6.23%	16,523,905	2001
	10.583479	11.797971	11.48%	12,064,797	2000
	10.941842	10.583479	-3.28%	11,399,244	1999
	10.143182	10.941842	7.87%	6,734,614	1998
	10.000000	10.143182	1.43%	205,716	1997*

GVIT Gartmore GVIT Growth Fund: Class I - Q/NQ	7.112875	7.503486	5.49%	4,456,055	2005
	6.639521	7.112875	7.13%	5,486,331	2004
	5.049848	6.639521	31.48%	6,450,984	2003
	7.152671	5.049848	-29.40%	7,281,145	2002
	10.049026	7.152671	-28.82%	9,040,540	2001
	13.808913	10.049026	-27.23%	11,687,235	2000
	13.369463	13.808913	3.29%	13,477,152	1999
	10.385596	13.369463	28.73%	8,897,790	1998
	10.000000	10.385596	3.86%	150,657	1997*

GVIT Gartmore GVIT International Growth Fund: Class III - Q/NQ	11.820992	15.242174	28.94%	413,972	2005
	10.436447	11.820992	13.27%	173,069	2004
	7.785605	10.436447	34.05%	103,801	2003
	10.000000	7.785605	-22.14%	31,496	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.036413	11.293349	2.33%	2,047,715	2005
	10.646939	11.036413	3.66%	2,176,847	2004
	9.961441	10.646939	6.88%	2,382,516	2003
	10.000000	9.961441	-0.39%	981,020	2002*

10

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.423984	11.823364	3.50%	2,991,084	2005
	10.763028	11.423984	6.14%	3,028,845	2004
	9.557034	10.763028	12.62%	2,802,894	2003
	10.000000	9.557034	-4.43%	1,218,823	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.687667	12.195622	4.35%	7,138,865	2005
	10.772510	11.687667	8.50%	6,577,206	2004
	9.059272	10.772510	18.91%	5,250,561	2003
	10.000000	9.059272	-9.41%	2,892,694	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.992565	12.719036	6.06%	3,535,039	2005
	10.801375	11.992565	11.03%	3,102,070	2004
	8.610682	10.801375	25.44%	2,385,423	2003
	10.000000	8.610682	-13.89%	905,810	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.182097	13.023752	6.91%	1,166,726	2005
	10.786048	12.182097	12.94%	1,135,886	2004
	8.257845	10.786048	30.62%	634,705	2003
	10.000000	8.257845	-17.42%	211,483	2002*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class I - Q/NQ	12.131510	13.187223	8.70%	1,822,128	2005
	10.619094	12.131510	14.24%	2,122,095	2004
	7.650345	10.619094	38.81%	2,461,013	2003
	12.263081	7.650345	-37.61%	2,384,523	2002
	17.766242	12.263081	-30.98%	3,062,779	2001
	21.195607	17.766242	-16.18%	3,465,292	2000
	11.582258	21.195607	83.00%	2,183,476	1999
	10.204129	11.582258	13.51%	488,769	1998
	10.000000	10.204129	2.04%	21,892	1997*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	11.730027	11.928894	1.70%	11,601,628	2005
	11.747216	11.730027	-0.15%	13,048,667	2004
	11.786146	11.747216	-0.33%	17,177,641	2003
	11.756760	11.786146	0.25%	24,651,649	2002
	11.457292	11.756760	2.61%	25,930,743	2001
	10.909142	11.457292	5.02%	16,687,257	2000
	10.504509	10.909142	3.85%	16,274,387	1999
	10.074129	10.504509	4.27%	10,403,509	1998
	10.000000	10.074129	0.74%	737,584	1997

11

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Nationwide Fund: Class I - Q/NQ	12.077171	12.852978	6.42%	12,372,734	2005
	11.109665	12.077171	8.71%	14,815,501	2004
	8.796082	11.109665	26.30%	16,814,508	2003
	10.745186	8.796082	-18.14%	18,383,389	2002
	12.303050	10.745186	-12.66%	20,883,168	2001
	12.689484	12.303050	-3.05%	21,604,237	2000
	11.979444	12.689484	5.93%	21,177,608	1999
	10.242940	11.979444	16.95%	13,831,346	1998
	10.000000	10.242940	2.43%	379,933	1997*

GVIT Gartmore GVIT Nationwide Leaders Fund: Class III - Q/NQ	13.400893	14.641162	9.26%	297,929	2005
	11.391109	13.400893	17.64%	122,336	2004
	9.156690	11.391109	24.40%	112,002	2003
	10.000000	9.156690	-8.43%	126,652	2002*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III - Q/NQ	12.630767	14.011212	10.93%	526,041	2005
	11.340477	12.630767	11.38%	465,822	2004
	7.512774	11.340477	50.95%	638,562	2003
	10.000000	7.512774	-24.87%	139,418	2002*

GVIT Gartmore Worldwide Leaders Fund: Class I - Q/NQ	11.566945	13.672992	18.21%	649,618	2005
	10.096229	11.566945	14.57%	805,283	2004
	7.491588	10.096229	34.77%	922,359	2003
	10.137325	7.491588	-26.10%	1,160,291	2002
	12.606419	10.137325	-19.59%	1,429,764	2001
	14.515197	12.606419	-13.15%	1,556,485	2000
	11.921445	14.515197	21.76%	1,252,462	1999
	10.102208	11.921445	18.01%	679,266	1998
	10.000000	10.102208	1.02%	28,786	1997*

GVIT Gartmore GVIT Worldwide Leaders Fund: Class III - Q/NQ	15.579834	18.416599	18.21%	205,078	2005
	13.598892	15.579834	14.57%	120,165	2004
	10.096229	11.566945	14.57%	805,283	2004
	10.000000	13.598892	35.99%	119,221	2003*

GVIT GVIT International Value Fund: Class III - Q/NQ	16.466217	18.276200	10.99%	921,274	2005
	13.823365	16.466217	19.12%	655,449	2004
	10.000000	13.823365	38.23%	144,462	2003*

12

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	18.713055	20.778390	11.04%	3,964,972	2005
	16.324362	18.713055	14.63%	4,420,340	2004
	12.239605	16.324362	33.37%	4,257,414	2003
	14.589867	12.239605	-16.11%	4,053,421	2002
	14.925432	14.589867	-2.25%	3,380,236	2001
	13.078919	14.925432	14.12%	1,946,950	2000
	10.919701	13.078919	19.77%	554,181	1999
	9.949100	10.919701	9.76%	355,668	1998
	10.000000	9.949100	-0.51%	8,862	1997*

GVIT GVIT Small Cap Growth Fund: Class I - Q/NQ	14.747640	15.789781	7.07%	1,319,075	2005
	13.127865	14.747640	12.34%	1,624,503	2004
	9.871212	13.127865	32.99%	1,912,023	2003
	14.938890	9.871212	-33.92%	1,723,390	2002
	16.916678	14.938890	-11.69%	1,719,080	2001
	20.372476	16.916678	-16.96%	1,026,407	2000
	10.000000	20.372476	103.72%	292,996	1999*

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	21.767078	22.223413	2.10%	5,480,968	2005
	18.734940	21.767078	16.18%	6,873,068	2004
	12.058558	18.734940	55.37%	7,615,979	2003
	16.714543	12.058558	-27.86%	7,962,445	2002
	13.155704	16.714543	27.05%	8,369,240	2001
	11.943543	13.155704	10.15%	4,814,143	2000
	9.432351	11.943543	26.62%	3,199,322	1999
	9.823904	9.432351	-3.99%	1,933,320	1998
	10.000000	9.823904	-1.76%	71,786	1997*

GVIT GVIT Small Company Fund: Class I - Q/NQ	18.439802	20.514856	11.25%	5,538,590	2005
	15.641283	18.439802	17.89%	6,174,675	2004
	11.198342	15.641283	39.67%	6,522,436	2003
	13.675678	11.198342	-18.11%	6,667,153	2002
	14.799910	13.675678	-7.60%	7,007,434	2001
	13.720318	14.799910	7.87%	6,380,063	2000
	9.617964	13.720318	42.65%	3,791,895	1999
	9.613184	9.617964	0.05%	2,510,746	1998
	10.000000	9.613184	-3.87%	86,736	1997*

13

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT J.P. Morgan GVIT Balanced Fund: Class I - Q/NQ	11.169200	11.344670	1.57%	3,589,008	2005
	10.393750	11.169200	7.46%	4,180,191	2004
	8.861586	10.393750	17.29%	4,567,080	2003
	10.202856	8.861586	-13.15%	4,516,114	2002
	10.694236	10.202856	-4.59%	4,630,917	2001
	10.834304	10.694236	-1.29%	4,138,035	2000
	10.844036	10.834304	-0.09%	3,654,295	1999
	10.130674	10.844036	7.04%	1,957,796	1998
	10.000000	10.130674	1.31%	44,525	1997*

GVIT Van Kampen GVIT Comstock Value Fund: Class I - Q/NQ	11.769582	12.153202	3.26%	1,614,350	2005
	10.112803	11.769582	16.38%	2,095,112	2004
	7.767974	10.112803	30.19%	1,360,120	2003
	10.476789	7.767974	-25.86%	1,157,864	2002
	12.041215	10.476789	-12.99%	1,292,289	2001
	13.600816	12.041215	-11.47%	1,349,271	2000
	11.588459	13.600816	17.37%	943,926	1999
	10.161693	11.588459	14.04%	576,925	1998
	10.000000	10.161693	1.62%	38,169	1997*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	13.860058	14.028046	1.21%	3,671,364	2005
	13.134781	13.860058	5.52%	3,995,743	2004
	11.827658	13.134781	11.05%	3,957,845	2003
	11.138320	11.827658	6.19%	4,277,313	2002
	10.793620	11.138320	3.19%	4,006,689	2001
	10.313452	10.793620	4.66%	3,659,345	2000
	10.252876	10.313452	0.59%	2,943,427	1999
	10.000000	10.887930	0.89%	55,043	1997*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	11.412057	12.345283	8.18%	1,533,082	2005
	10.000000	11.412057	14.12%	698,497	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.324540	8.166150	11.49%	6,015,999	2005
	6.268456	7.324540	16.85%	6,891,137	2004
	5.263552	6.268456	19.09%	7,959,646	2003
	6.320884	5.263552	-16.73%	9,544,525	2002
	8.164119	6.320884	-22.58%	11,454,147	2001
	10.000000	8.164119	-18.36%	9,411,277	2000*

14

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.425003	3.784405	10.49%	2,722,770	2005
	3.438379	3.425003	-0.39%	3,389,369	2004
	2.369918	3.438379	45.08%	4,202,497	2003
	4.050734	2.369918	-41.49%	5,465,944	2002
	6.524649	4.050734	-37.92%	8,217,099	2001
	10.000000	6.524649	-34.75%	8,158,988	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.348841	11.411879	10.27%	338,147	2005
	10.361529	10.348841	-0.12%	392,194	2004
	7.109777	10.361529	45.74%	422,530	2003
	10.000000	7.109777	-28.90%	308,974	2002*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	7.164672	9.363535	30.69%	3,099,450	2005
	6.094511	7.164672	17.56%	3,714,687	2004
	4.573528	6.094511	33.26%	4,577,965	2003
	6.219459	4.573528	-26.46%	6,343,194	2002
	8.200976	6.219459	-24.16%	8,943,044	2001
	10.000000	8.200976	-17.99%	7,884,779	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	12.158014	15.898684	30.77%	1,039,360	2005
	10.339930	12.158014	17.58%	1,027,485	2004
	7.758658	10.339930	33.27%	1,072,877	2003
	10.000000	7.758658	-22.41%	824,343	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.222666	15.625226	9.86%	115,576	2005
	12.224157	14.222666	16.35%	139,352	2004
	10.000000	12.224157	22.24%	44,115	2003*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	16.622537	17.846700	7.36%	1,745,279	2005
	14.490354	16.622537	14.71%	2,075,453	2004
	11.102807	14.490354	30.51%	2,353,955	2003
	15.240204	11.102807	-27.15%	2,518,130	2002
	15.622790	15.240204	-2.45%	2,623,003	2001
	15.595438	15.622790	0.18%	2,192,932	2000
	13.699229	15.595438	13.84%	1,895,804	1999
	10.504106	13.699229	30.42%	1,181,196	1998
	10.000000	10.504106	5.04%	14,718	1997*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	10.018137	10.066440	0.48%	1,277,009	2005
	10.036020	10.018137	-0.18%	1,174,960	2004
	10.000000	10.036020	0.36%	692,344	2003*

15

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	17.220054	19.400808	12.66%	2,488,706	2005
	14.947554	17.220054	15.20%	2,947,027	2004
	11.783165	14.947554	26.86%	3,163,789	2003
	16.835942	11.783165	-30.01%	3,515,602	2002
	22.558120	16.835942	-25.37%	4,276,999	2001
	24.609353	22.558120	-8.34%	4,352,721	2000
	16.144809	24.609353	52.43%	2,061,773	1999
	11.702355	16.144809	37.96%	882,530	1998
	10.000000	11.702355	17.02%	52,055	1997*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	12.651265	14.792837	16.93%	4,085,352	2005
	10.735486	12.651265	17.85%	3,766,418	2004
	8.023166	10.735486	33.81%	3,916,619	2003
	10.678223	8.023166	-24.86%	4,122,416	2002
	11.094953	10.678223	-3.76%	4,749,437	2001
	11.122733	11.094953	-0.25%	5,060,822	2000
	10.458607	11.122733	6.35%	6,033,798	1999
	10.132434	10.458607	3.22%	5,860,893	1998
	10.000000	10.132434	1.32%	939,717	1997*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.311637	11.972775	5.84%	152,874	2005
	10.000000	11.311637	13.12%	22,036	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	14.423412	15.015195	4.10%	8,474,560	2005
	13.617207	14.423412	5.92%	9,976,417	2004
	10.498938	13.617207	29.70%	9,856,806	2003
	14.492226	10.498938	-27.55%	10,196,426	2002
	16.737106	14.492226	-13.41%	10,486,085	2001
	16.935851	16.737106	-1.17%	9,380,540	2000
	12.070167	16.935851	40.31%	4,954,549	1999
	9.827325	12.070167	22.82%	2,000,671	1998
	10.000000	9.827325	-1.73%	44,167	1997*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.715673	12.132822	13.23%	3,731,046	2005
	9.078658	10.715673	18.03%	4,325,376	2004
	6.408618	9.078658	41.66%	5,119,547	2003
	8.309444	6.408618	-22.88%	6,604,871	2002
	9.537743	8.309444	-12.88%	4,032,466	2001
	10.000000	9.537743	-4.62%	1,256,646	2000*

16

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	16.838447	19.070302	13.25%	2,999,375	2005
	14.262204	16.838447	18.06%	2,723,012	2004
	10.000000	14.262204	42.62%	1,896,150	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	11.288216	11.849489	4.97%	7,519,794	2005
	10.411603	11.288216	8.42%	8,883,355	2004
	8.295049	10.411603	25.52%	10,102,409	2003
	10.313313	8.295049	-19.57%	10,184,577	2002
	11.590413	10.313313	-11.02%	10,637,665	2001
	12.826564	11.590413	-9.64%	9,160,618	2000
	10.639805	12.826564	20.55%	5,313,570	1999
	10.259486	10.639805	3.71%	2,582,656	1998
	10.000000	10.259486	2.59%	58,403	1997*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	12.190602	13.563650	11.26%	4,706,130	2005
	10.275350	12.190602	18.64%	5,277,532	2004
	8.260023	10.275350	24.40%	6,022,109	2003
	11.548911	8.260023	-28.48%	6,314,119	2002
	16.965058	11.548911	-31.93%	7,663,118	2001
	19.295630	16.965058	-12.08%	8,632,368	2000
	10.609896	19.295630	81.86%	3,681,008	1999
	9.533314	10.609896	11.29%	1,531,314	1998
	10.000000	9.533314	-4.67%	39,292	1997*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	17.032956	18.938505	11.19%	595,238	2005
	15.624194	17.032956	9.02%	790,594	2004
	12.336461	15.624194	26.65%	1,196,261	2003
	11.403171	12.336461	8.18%	1,152,068	2002
	10.456971	11.403171	9.05%	661,833	2001
	9.477539	10.456971	10.33%	638,919	2000
	7.395794	9.477539	28.15%	388,657	1999
	10.425451	7.395794	-29.06%	301,931	1998
	10.000000	10.425451	4.25%	8,418	1997*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	11.952667	13.149887	10.02%	0	2005
	10.279812	11.952667	16.27%	0	2004
	8.145121	10.279812	26.21%	0	2003
	10.000000	8.145121	-18.55%	0	2002*

17

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	6.971218	8.118311	16.45%	843,086	2005
	5.788043	6.971218	20.44%	722,785	2004
	4.121971	5.788043	40.42%	487,543	2003
	6.045067	4.121971	-31.81%	362,853	2002
	8.634485	6.045067	-29.99%	269,702	2001
	10.000000	8.634485	-13.66%	108,847	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	21.616198	25.062478	15.94%	3,865,127	2005
	16.000151	21.616198	35.10%	4,566,599	2004
	11.746967	16.000151	36.21%	4,416,801	2003
	11.953729	11.746967	-1.73%	4,447,454	2002
	10.987658	11.953729	8.79%	3,233,706	2001
	10.561250	10.987658	4.04%	2,318,276	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	11.702352	15.300434	30.75%	961,172	2005
	9.384754	11.702352	24.70%	1,187,751	2004
	6.144858	9.384754	52.73%	1,937,337	2003
	6.389225	6.144858	-3.82%	2,177,354	2002
	6.569856	6.389225	-2.75%	2,400,770	2001
	11.409292	6.569856	-42.42%	1,926,318	2000
	5.751082	11.409292	98.38%	1,647,464	1999
	8.814851	5.751082	-34.76%	497,198	1998
	10.000000	8.814851	-11.85%	27,488	1997*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	12.647978	16.520190	30.62%	485,258	2005
	10.000000	12.647978	26.48%	233,068	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	12.232540	18.377588	50.24%	701,604	2005
	9.941176	12.232540	23.05%	891,024	2004
	6.931923	9.941176	43.41%	1,345,636	2003
	7.202559	6.931923	-3.76%	802,424	2002
	8.120188	7.202559	-11.30%	468,871	2001
	7.358645	8.120188	10.35%	466,988	2000
	6.139717	7.358645	19.85%	415,476	1999
	8.979477	6.139717	-31.63%	197,748	1998
	10.000000	8.979477	-10.21%	17,265	1997*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	12.504808	18.779824	50.18%	780,349	2005
	10.000000	12.504808	25.05%	337,461	2004*

18

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	10.846475	11.683398	7.72%	39,541	2005
	9.985330	10.846475	8.62%	54,975	2004
	7.469134	9.985330	33.69%	65,352	2003
	9.850083	7.469134	-24.17%	70,740	2002
	9.913591	9.850083	-0.64%	52,043	2001
	10.000000	9.913591	-0.86%	19,927	2000*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	10.782336	11.522296	6.86%	3,945,723	2005
	9.207993	10.782336	17.10%	4,685,249	2004
	6.785241	9.207993	35.71%	4,894,257	2003
	9.360871	6.785241	-27.51%	4,997,088	2002
	9.814649	9.360871	-4.62%	3,579,910	2001
	10.000000	9.814649	-1.85%	752,001	2000*

19

Optional Benefits Elected (Total 1.00%)
(Variable account charges of 1.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Balanced Fund: Series I Shares - Q/NQ	10.093033	10.520752	4.24%	0	2005
	9.481895	10.093033	6.45%	0	2004
	8.230865	9.481895	15.20%	0	2003
	10.029008	8.230865	-17.93%	0	2002
	10.000000	10.029008	0.29%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Blue Chip Fund: Series I Shares - Q/NQ	9.387933	9.619496	2.47%	0	2005
	9.059357	9.387933	3.63%	0	2004
	7.312255	9.059357	23.89%	0	2003
	10.003125	7.312255	-26.90%	0	2002
	10.000000	10.003125	0.03%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	10.446343	11.256011	7.75%	0	2005
	9.896133	10.446343	5.56%	0	2004
	7.717742	9.896133	28.23%	0	2003
	10.305911	7.717742	-25.11%	0	2002
	10.000000	10.305911	3.06%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	9.039666	9.455620	4.60%	0	2005
	8.632699	9.039666	4.71%	0	2004
	6.971404	8.632699	23.83%	0	2003
	10.097226	6.971404	-30.96%	0	2002
	10.000000	10.097226	0.97%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Stock Fund: Series I Shares - Q/NQ	11.047927	11.518800	4.26%	0	2005
	10.241019	11.047927	7.88%	0	2004
	8.314072	10.241019	23.18%	0	2003
	9.948348	8.314072	-16.43%	0	2002
	10.000000	9.948348	-0.52%	0	2001*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	12.871081	15.027274	16.75%	0	2005
	10.484286	12.871081	22.77%	0	2004
	8.205436	10.484286	27.77%	0	2003
	10.000000	8.205436	-17.95%	0	2002*

20

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	14.023379	14.526481	3.59%	1,952,144	2005
	12.536211	14.023379	11.86%	2,450,268	2004
	9.789295	12.536211	28.06%	2,870,227	2003
	12.263892	9.789295	-20.18%	2,995,603	2002
	13.517671	12.263892	-9.28%	3,609,010	2001
	15.274980	13.517671	-11.50%	3,900,358	2000
	13.073386	15.274980	16.84%	3,184,164	1999
	10.408936	13.073386	25.60%	1,192,608	1998
	10.000000	10.408936	4.09%	17,245	1997*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.294499	13.785209	12.13%	1,331,191	2005
	10.805969	12.294499	13.78%	1,651,858	2004
	8.766386	10.805969	23.27%	1,894,726	2003
	11.120489	8.766386	-21.17%	2,319,703	2002
	15.860876	11.120489	-29.89%	3,422,162	2001
	19.261196	15.860876	-17.65%	3,986,673	2000
	11.859906	19.261196	62.41%	3,070,187	1999
	10.087297	11.859906	17.57%	1,460,487	1998
	10.000000	10.087297	0.87%	12,469	1997*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	11.320357	12.675713	11.97%	459,605	2005
	9.936249	11.320357	13.93%	493,076	2004
	8.060814	9.936249	23.27%	473,959	2003
	10.000000	8.060814	-19.39%	409,249	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.817660	10.941713	1.15%	143,689	2005
	9.872910	10.817660	9.57%	100,915	2004
	7.984527	9.872910	23.65%	97,864	2003
	10.000000	7.984527	-20.15%	11,578	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	17.125994	17.808703	3.99%	2,354,168	2005
	15.130293	17.125994	13.19%	2,790,819	2004
	11.851086	15.130293	27.67%	2,731,753	2003
	13.699855	11.851086	-13.49%	2,839,015	2002
	12.266234	13.699855	11.69%	3,027,310	2001
	10.486868	12.266234	16.97%	1,348,126	2000
	10.683601	10.486868	-1.84%	1,720,712	1999
	10.296077	10.683601	3.76%	654,350	1998
	10.000000	10.296077	2.96%	65,134	1997*

21

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.742140	10.801203	0.55%	481,066	2005
	10.254768	10.742140	4.75%	402,445	2004
	10.000000	10.254768	2.55%	126,658	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	10.932716	11.556207	5.70%	0	2005
	9.867820	10.932716	10.79%	0	2004
	7.943758	9.867820	24.22%	0	2003
	10.189859	7.943758	-20.04%	0	2002
	10.000000	10.189859	1.90%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF	11.091648	11.739277	5.84%	0	2005
	9.899311	11.091648	12.04%	0	2004
	8.088723	9.899311	22.38%	0	2003
	10.167850	8.088723	-20.45%	0	2002
	10.000000	10.167850	1.68%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap Growth VIF	9.397864	9.479485	0.87%	0	2005
	8.987030	9.397864	4.57%	0	2004
	7.090763	8.987030	26.74%	0	2003
	10.301527	7.090763	-31.17%	0	2002
	10.000000	10.301527	3.02%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	13.029104	14.754124	13.24%	0	2005
	11.229795	13.029104	16.02%	0	2004
	8.305934	11.229795	35.20%	0	2003
	10.487509	8.305934	-20.80%	0	2002
	10.000000	10.487509	4.88%	0	2001*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	10.611257	12.201469	14.99%	66,237	2005
	9.084216	10.611257	16.81%	78,994	2004
	6.214293	9.084216	46.18%	95,467	2003
	9.533519	6.214293	-34.82%	123,611	2002
	13.494845	9.533519	-29.35%	190,519	2001
	16.815230	13.494845	-19.75%	271,329	2000
	10.388404	16.815230	61.87%	702,689	1999
	9.851960	10.388404	5.45%	152,196	1998
	10.000000	9.851960	-1.48%	2,390	1997*

22

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - International Focus Portfolio - Q/NQ	10.034190	11.666551	16.27%	206,016	2005
	8.833282	10.034190	13.60%	269,976	2004
	6.704011	8.833282	31.76%	305,608	2003
	8.454665	6.704011	-20.71%	360,338	2002
	10.988262	8.454665	-23.06%	477,214	2001
	14.977312	10.988262	-26.63%	560,126	2000
	9.860001	14.977312	51.90%	1,439,936	1999
	9.454036	9.860001	4.29%	501,614	1998
	10.000000	9.454036	-5.46%	20,847	1997*

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	13.571044	14.529852	7.07%	263,457	2005
	12.311565	13.571044	10.23%	237,467	2004
	9.935618	12.311565	23.91%	278,294	2003
	13.050029	9.935618	-23.87%	319,349	2002
	13.059137	13.050029	-0.07%	411,995	2001
	12.111181	13.059137	7.83%	376,965	2000
	11.514627	12.111181	5.18%	773,149	1999
	10.372788	11.514627	11.01%	344,025	1998
	10.000000	10.372788	3.73%	21,505	1997*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.548120	13.321570	6.16%	506,093	2005
	10.399033	12.548120	20.67%	555,226	2004
	7.623726	10.399033	36.40%	401,148	2003
	10.000000	7.623726	-23.76%	153,935	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.449855	10.719703	2.58%	1,506,662	2005
	9.938178	10.449855	5.15%	1,942,013	2004
	7.966842	9.938178	24.74%	2,243,173	2003
	11.325725	7.966842	-29.66%	2,657,956	2002
	14.776765	11.325725	-23.35%	3,571,719	2001
	16.776156	14.776765	-11.92%	4,662,244	2000
	13.026995	16.776156	28.78%	3,943,272	1999
	10.170317	13.026995	28.09%	1,097,878	1998
	10.000000	10.170317	1.70%	35,213	1997*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	13.094715	13.572349	3.65%	10,616,419	2005
	11.954903	13.094715	9.53%	13,496,489	2004
	9.407303	11.954903	27.08%	15,114,884	2003
	12.239498	9.407303	-23.14%	16,917,560	2002
	14.078788	12.239498	-13.06%	20,875,878	2001
	15.675065	14.078788	-10.18%	23,031,006	2000
	13.128325	15.675065	19.40%	27,473,931	1999
	10.342909	13.128325	26.93%	8,475,222	1998
	10.000000	10.342909	3.43%	182,012	1997*

23

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	13.242717	13.684628	3.34%	1,470,508	2005
	12.733910	13.242717	4.00%	1,826,632	2004
	10.615251	12.733910	19.96%	2,058,355	2003
	12.874440	10.615251	-17.55%	2,344,733	2002
	14.340226	12.874440	-10.22%	2,826,543	2001
	14.579248	14.340226	-1.64%	3,112,371	2000
	13.212796	14.579248	10.34%	5,024,864	1999
	10.249171	13.212796	28.92%	1,307,591	1998
	10.000000	10.249171	2.49%	26,843	1997*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	12.269723	12.852026	4.75%	0	2005
	11.131289	12.269723	10.23%	0	2004
	8.537944	11.131289	30.37%	0	2003
	10.663497	8.537944	-19.93%	0	2002
	10.000000	10.663497	6.63%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	14.006284	15.515346	10.77%	0	2005
	11.787546	14.006284	18.82%	0	2004
	8.731939	11.787546	34.99%	0	2003
	10.048880	8.731939	-13.11%	0	2002
	10.000000	10.048880	0.49%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.183107	13.220974	0.29%	1,412,515	2005
	12.851070	13.183107	2.58%	1,747,328	2004
	12.404594	12.851070	3.60%	2,281,340	2003
	11.463034	12.404594	8.21%	2,829,492	2002
	10.720271	11.463034	6.93%	2,020,361	2001
	9.803523	10.720271	9.35%	789,960	2000*

Fidelity Variable Insurance Products Fund - VIP Equity - Income Portfolio: Service Class - Q/NQ	14.131964	14.796614	4.70%	6,662,805	2005
	12.815915	14.131964	10.27%	8,123,703	2004
	9.941078	12.815915	28.92%	8,648,735	2003
	12.097973	9.941078	-17.83%	9,117,274	2002
	12.876144	12.097973	-6.04%	10,634,687	2001
	12.008202	12.876144	7.23%	10,464,869	2000
	11.415454	12.008202	5.19%	13,751,206	1999
	10.337608	11.415454	10.43%	6,717,339	1998
	10.000000	10.337608	3.38%	181,900	1997*

24

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	12.526711	13.105363	4.62%	6,002,949	2005
	12.253351	12.526711	2.23%	7,568,803	2004
	9.321332	12.253351	31.45%	8,725,871	2003
	13.489243	9.321332	-30.90%	9,566,665	2002
	16.562294	13.489243	-18.55%	12,612,374	2001
	18.810518	16.562294	-11.95%	14,646,896	2000
	13.839948	18.810518	35.91%	13,751,625	1999
	10.030041	13.839948	37.98%	3,078,417	1998
	10.000000	10.030041	0.30%	68,679	1997*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.572782	9.716431	1.50%	2,830,993	2005
	8.833169	9.572782	8.37%	3,639,389	2004
	7.027108	8.833169	25.70%	4,258,942	2003
	6.850243	7.027108	2.58%	3,788,341	2002
	7.854169	6.850243	-12.78%	4,621,566	2001
	10.251150	7.854169	-23.38%	5,152,252	2000
	9.581067	10.251150	6.99%	8,124,720	1999
	10.125825	9.581067	-5.38%	3,664,656	1998
	10.000000	10.125825	1.26%	66,981	1997*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	12.203033	14.373381	17.79%	718,538	2005
	10.861317	12.203033	12.35%	869,403	2004
	7.661004	10.861317	41.77%	990,415	2003
	9.714760	7.661004	-21.14%	1,212,325	2002
	12.465168	9.714760	-22.06%	1,749,442	2001
	15.572798	12.465168	-19.96%	1,932,170	2000
	11.041416	15.572798	41.04%	2,629,108	1999
	9.901549	11.041416	11.51%	755,148	1998
	10.000000	9.901549	-0.98%	20,532	1997*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.342228	14.531594	17.74%	518,167	2005
	10.984372	12.342228	12.36%	521,771	2004
	7.745225	10.984372	41.82%	420,497	2003
	10.000000	7.745225	-22.55%	171,279	2002*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	16.406738	18.979726	15.68%	6,196,999	2005
	14.368409	16.406738	14.19%	6,913,508	2004
	11.307460	14.368409	27.07%	7,000,416	2003
	12.610214	11.307460	-10.33%	7,425,811	2002
	14.535120	12.610214	-13.24%	8,730,716	2001
	15.737973	14.535120	-7.64%	9,894,736	2000
	12.804877	15.737973	22.91%	12,170,973	1999
	9.954090	12.804877	28.64%	3,490,304	1998
	10.000000	9.954090	-0.46%	114,004	1997*

25

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.481756	10.593078	1.06%	548,122	2005
	10.149287	10.481756	3.28%	449,880	2004
	10.000000	10.149287	1.49%	163,066	2003*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.657548	10.408536	7.78%	1,849,771	2005
	9.111830	9.657548	5.99%	2,361,921	2004
	7.098321	9.111830	28.37%	2,732,023	2003
	9.182583	7.098321	-22.70%	3,192,682	2002
	10.841223	9.182583	-15.30%	4,023,310	2001
	13.221287	10.841223	18.00%	4,836,375	2000
	12.818700	13.221287	3.14%	6,954,145	1999
	10.399630	12.818700	23.26%	3,268,117	1998
	10.000000	10.399630	4.00%	85,139	1997*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.149209	13.350636	1.53%	286,693	2005
	11.652170	13.149209	12.85%	419,187	2004
	7.459102	11.652170	56.21%	350,248	2003
	10.000000	7.459102	-25.41%	42,313	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class I - Q/NQ	12.167441	13.308085	9.37%	0	2005
	10.339038	12.167441	17.68%	0	2004
	7.878707	10.339038	31.23%	0	2003
	10.000000	7.878707	-21.21%	0	2002*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	13.802601	13.990224	1.36%	1,022,539	2005
	12.663438	13.802601	9.00%	1,645,594	2004
	10.461368	12.663438	21.05%	1,632,293	2003
	10.236873	10.461368	2.19%	1,545,440	2002
	9.922475	10.236873	3.17%	1,500,297	2001
	10.926498	9.922475	-9.19%	1,480,360	2000
	10.695657	10.926498	2.16%	2,089,295	1999
	10.211688	10.695657	4.74%	1,070,704	1998
	10.000000	10.211688	2.12%	23,079	1997*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.470805	4.71%	164,733	2005*

26

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Emerging Markets Fund: Class I - Q/NQ	13.389725	17.582723	31.32%	16,103	2005
	11.201364	13.389725	19.54%	21,534	2004
	6.846219	11.201364	63.61%	27,984	2003
	8.157826	6.846219	-16.08%	49,152	2002
	8.691194	8.157826	-6.14%	78,434	2001
	10.000000	8.691194	-13.09%	1,886	2000*

GVIT Gartmore GVIT Emerging Markets Fund: Class III - Q/NQ	14.707517	19.315765	31.33%	487,297	2005
	12.302442	14.707517	19.55%	276,184	2004
	7.521210	12.302442	63.57%	393,011	2003
	10.000000	7.521210	-24.79%	212,742	2002*

GVIT Gartmore GVIT Global Financial Services Fund: Class III - Q/NQ	14.841509	16.334909	10.06%	52,180	2005
	12.376567	14.841509	19.92%	56,347	2004
	8.837503	12.376567	40.05%	34,163	2003
	10.000000	8.837503	-11.62%	22,197	2002*

GVIT Gartmore GVIT Global Health Sciences Fund: Class III - Q/NQ	12.233034	13.131253	7.34%	223,256	2005
	11.457863	12.233034	6.77%	275,305	2004
	8.461905	11.457863	35.41%	180,570	2003
	10.000000	8.461905	-15.38%	122,965	2002*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class I - Q/NQ	3.059864	3.013697	-1.51%	117,838	2005
	2.962985	3.059864	3.27%	162,278	2004
	1.928007	2.962985	53.68%	177,483	2003
	3.403675	1.928007	-43.36%	201,069	2002
	6.002991	3.403675	-43.30%	364,960	2001
	10.000000	6.002991	-39.97%	265,717	2000*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class III - Q/NQ	11.326649	11.156191	-1.50%	74,241	2005
	10.971648	11.326649	3.24%	143,211	2004
	7.141192	10.971648	53.64%	382,789	2003
	10.000000	7.141192	-28.59%	49,173	2002*

GVIT Gartmore GVIT Global Utilities Fund: Class III - Q/NQ	12.577495	13.258774	5.42%	238,134	2005
	9.776663	12.577495	28.65%	213,396	2004
	7.953058	9.776663	22.93%	21,863	2003
	10.000000	7.953058	-20.47%	7,040	2002*

27

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	14.185741	14.502600	2.23%	4,902,715	2005
	13.876358	14.185741	2.23%	6,052,656	2004
	13.741648	13.876358	0.98%	7,772,397	2003
	12.506739	13.741648	9.87%	10,709,538	2002
	11.779202	12.506739	6.18%	9,200,302	2001
	10.571951	11.779202	11.42%	7,809,275	2000
	10.935440	10.571951	-3.32%	10,801,327	1999
	10.142367	10.935440	7.82%	4,527,142	1998
	10.000000	10.142367	1.42%	67,191	1997*

GVIT Gartmore GVIT Growth Fund: Class I - Q/NQ	7.087194	7.472633	5.44%	2,349,653	2005
	6.618891	7.087194	7.08%	2,959,367	2004
	5.036691	6.618891	31.41%	3,496,627	2003
	7.137655	5.036691	-29.43%	3,884,367	2002
	10.033034	7.137655	-28.86%	5,044,409	2001
	13.793878	10.033034	-27.26%	6,688,260	2000
	13.361662	13.793878	3.23%	12,170,438	1999
	10.384765	13.361662	28.67%	4,779,767	1998
	10.000000	10.384765	3.85%	77,292	1997*

GVIT Gartmore GVIT International Growth Fund: Class I - Q/NQ	7.433132	9.582158	28.91%	5,300	2005
	6.574949	7.433132	13.05%	8,208	2004
	4.896891	6.574949	34.27%	11,284	2003
	6.517435	4.896891	-24.86%	11,290	2002
	9.227382	6.517435	-29.37%	11,676	2001
	10.000000	9.227382	-7.73%	11,687	2000*

GVIT Gartmore GVIT International Growth Fund: Class III - Q/NQ	11.805084	15.214010	28.88%	161,283	2005
	10.427668	11.805084	13.21%	35,390	2004
	7.782980	10.427668	33.98%	16,312	2003
	10.000000	7.782980	-22.17%	7,025	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.020090	11.270971	2.28%	453,996	2005
	10.636553	11.020090	3.61%	480,038	2004
	9.956760	10.636553	6.83%	373,987	2003
	10.000000	9.956760	-0.43%	482,454	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.407100	11.799948	3.44%	887,461	2005
	10.752541	11.407100	6.09%	782,735	2004
	9.552540	10.752541	12.56%	675,271	2003
	10.000000	9.552540	-4.47%	591,294	2002*

28

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.670391	12.171483	4.29%	2,413,678	2005
	10.762004	11.670391	8.44%	2,190,230	2004
	9.055000	10.762004	18.85%	1,563,838	2003
	10.000000	9.055000	-9.45%	712,296	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.974819	12.693820	6.00%	980,835	2005
	10.790845	11.974819	10.97%	868,556	2004
	8.606630	10.790845	25.38%	525,215	2003
	10.000000	8.606630	-13.93%	129,148	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.164087	12.997939	6.86%	228,301	2005
	10.775538	12.164087	12.89%	242,514	2004
	8.253964	10.775538	30.55%	142,705	2003
	10.000000	8.253964	-17.46%	61,321	2002*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class I - Q/NQ	12.087735	13.133027	8.65%	727,586	2005
	10.586115	12.087735	14.18%	855,824	2004
	7.630429	10.586115	38.74%	1,071,735	2003
	12.237328	7.630429	-37.65%	1,047,638	2002
	17.737976	12.237328	-31.01%	1,702,099	2001
	21.172544	17.737976	-16.22%	2,026,048	2000
	11.575478	21.172544	82.91%	1,850,000	1999
	10.203313	11.575478	13.45%	221,759	1998
	10.000000	10.203313	2.03%	6,629	1997*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	11.687660	11.879825	1.64%	4,790,528	2005
	11.710699	11.687660	-0.20%	5,134,614	2004
	11.755442	11.710699	-0.38%	6,105,148	2003
	11.732054	11.755442	0.20%	10,413,760	2002
	11.439024	11.732054	2.56%	11,105,588	2001
	10.897217	11.439024	4.97%	8,697,988	2000
	10.498325	10.897217	3.80%	13,948,484	1999
	10.073279	10.498325	4.22%	6,006,781	1998
	10.000000	10.073279	0.73%	400,491	1997

GVIT Gartmore GVIT Nationwide Fund: Class I - Q/NQ	12.033586	12.800151	6.37%	6,381,253	2005
	11.075157	12.033586	8.65%	7,914,444	2004
	8.773184	11.075157	26.24%	9,099,337	2003
	10.722650	8.773184	-18.18%	10,147,707	2002
	12.283490	10.722650	-12.71%	12,172,493	2001
	12.675660	12.283490	-3.09%	13,786,712	2000
	11.972436	12.675660	5.87%	20,047,764	1999
	10.242118	11.972436	16.89%	8,559,156	1998
	10.000000	10.242118	2.42%	160,888	1997*

29

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Nationwide Leaders Fund: Class III - Q/NQ	13.381101	14.612188	9.20%	102,210	2005
	11.380020	13.381101	17.58%	69,366	2004
	9.152383	11.380020	24.34%	87,518	2003
	10.000000	9.152383	-8.48%	83,952	2002*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III - Q/NQ	12.612100	13.983470	10.87%	233,993	2005
	11.329425	12.612100	11.32%	273,596	2004
	7.509233	11.329425	50.87%	594,807	2003
	10.000000	7.509233	-24.91%	28,977	2002*

GVIT Gartmore Worldwide Leaders Fund: Class I - Q/NQ	11.525200	13.616795	18.15%	282,200	2005
	10.064872	11.525200	14.51%	333,306	2004
	7.472079	10.064872	34.70%	389,639	2003
	10.116053	7.472079	-26.14%	518,677	2002
	12.586381	10.116053	-19.63%	669,594	2001
	14.499401	12.586381	-13.19%	782,047	2000
	11.914478	14.499401	21.70%	1,150,953	1999
	10.101401	11.914478	17.95%	475,649	1998
	10.000000	10.101401	1.01%	16,493	1997*

GVIT Gartmore GVIT Worldwide Leaders Fund: Class III - Q/NQ	15.566729	18.391840	18.15%	60,589	2005
	13.594313	15.566729	14.51%	61,442	2004
	10.000000	13.594313	35.94%	41,214	2003*

GVIT GVIT International Value Fund: Class III - Q/NQ	16.452369	18.251643	10.94%	314,992	2005
	13.818706	16.452369	19.06%	205,001	2004
	10.000000	13.818706	38.82%	36,452	2003*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	18.645507	20.692968	10.98%	1,435,148	2005
	16.273659	18.645507	14.57%	1,677,983	2004
	12.207752	16.273659	33.31%	1,685,490	2003
	14.559258	12.207752	-16.15%	1,731,379	2002
	14.901697	14.559258	-2.30%	1,438,818	2001
	13.064679	14.901697	14.06%	1,028,703	2000
	10.913315	13.064679	19.71%	477,195	1999
	9.948304	10.913315	9.70%	249,626	1998
	10.000000	9.948304	-0.52%	9,538	1997*

GVIT GVIT Small Cap Growth Fund: Class I - Q/NQ	14.705495	15.736751	7.01%	424,820	2005
	13.096957	14.705495	12.28%	515,144	2004
	9.852935	13.096957	32.92%	633,825	2003
	14.918788	9.852935	-33.96%	603,500	2002
	16.902529	14.918788	-11.74%	855,531	2001
	20.365684	16.902529	-17.00%	631,683	2000
	10.000000	20.365684	103.66%	251,893	1999*

30

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	21.688535	22.132086	2.05%	1,630,850	2005
	18.676755	21.688535	16.13%	2,098,669	2004
	12.027172	18.676755	55.29%	2,424,852	2003
	16.679480	12.027172	-27.89%	2,733,534	2002
	13.134786	16.679480	26.99%	3,223,536	2001
	11.930542	13.134786	10.09%	2,176,352	2000
	9.426837	11.930542	26.56%	2,749,048	1999
	9.823118	9.426837	-4.03%	968,494	1998
	10.000000	9.823118	-1.77%	37,087	1997*

GVIT GVIT Small Company Fund: Class I - Q/NQ	18.373280	20.430565	11.20%	2,034,389	2005
	15.592717	18.373280	17.83%	2,422,781	2004
	11.169195	15.592717	39.60%	2,657,752	2003
	13.646984	11.169195	-18.16%	2,785,028	2002
	14.776367	13.646984	-7.64%	3,270,114	2001
	13.705373	14.776367	7.81%	3,275,225	2000
	9.612340	13.705373	42.58%	3,490,543	1999
	9.612411	9.612340	0.00%	1,662,209	1998
	10.000000	9.612411	-3.88%	62,861	1997*

GVIT J.P. Morgan GVIT Balanced Fund: Class I - Q/NQ	11.128860	11.298010	1.52%	1,461,650	2005
	10.361450	11.128860	7.41%	1,826,948	2004
	8.838517	10.361450	17.23%	2,001,081	2003
	10.181439	8.838517	-13.19%	2,052,713	2002
	10.677219	10.181439	-4.64%	2,404,693	2001
	10.822502	10.677219	-1.34%	2,446,285	2000
	10.837697	10.822502	-0.14%	3,444,020	1999
	10.129864	10.837697	6.99%	1,365,940	1998
	10.000000	10.129864	1.30%	25,928	1997*

GVIT Van Kampen GVIT Comstock Value Fund: Class I - Q/NQ	11.727132	12.103270	3.21%	872,778	2005
	10.081426	11.727132	16.32%	1,046,537	2004
	7.747775	10.081426	30.12%	711,613	2003
	10.454831	7.747775	-25.89%	722,630	2002
	12.022088	10.454831	-13.04%	897,498	2001
	13.586032	12.022088	-11.51%	1,027,331	2000
	11.581699	13.586032	17.31%	884,188	1999
	10.160882	11.581699	13.98%	445,887	1998
	10.000000	10.160882	1.61%	15,095	1997*

31

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	13.810089	13.970430	1.16%	1,313,977	2005
	13.094032	13.810089	5.47%	1,499,744	2004
	11.796914	13.094032	11.00%	1,617,719	2003
	11.114970	11.796914	6.14%	1,781,759	2002
	10.776464	11.114970	3.14%	1,864,066	2001
	10.302225	10.776464	4.60%	1,920,070	2000
	10.246882	10.302225	0.54%	2,772,771	1999
	10.087985	10.246882	1.58%	1,175,838	1998
	10.000000	10.087985	0.88%	34,667	1997*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	11.408253	12.334961	8.12%	545,470	2005
	10.000000	11.408253	14.08%	230,688	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.306322	8.141733	11.43%	2,827,506	2005
	6.256030	7.306322	16.79%	3,172,450	2004
	5.255761	6.256030	19.03%	3,640,228	2003
	6.314727	5.255761	-16.77%	4,273,166	2002
	8.160311	6.314727	-22.62%	6,027,609	2001
	10.000000	8.160311	-18.40%	6,347,257	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.416478	3.773088	10.44%	1,429,342	2005
	3.431558	3.416478	-0.44%	1,787,007	2004
	2.366402	3.431558	45.01%	2,176,270	2003
	4.046784	2.366402	-41.52%	2,865,077	2002
	6.521611	4.046784	-37.95%	4,514,618	2001
	10.000000	6.521611	-34.78%	4,867,293	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.334898	11.390771	10.22%	140,922	2005
	10.352796	10.334898	-0.17%	146,106	2004
	7.107364	10.352796	45.66%	170,355	2003
	10.000000	7.107364	-28.93%	119,869	2002*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	7.146874	9.335587	30.62%	1,570,542	2005
	6.082448	7.146874	17.50%	1,898,090	2004
	4.566775	6.082448	33.19%	2,275,085	2003
	6.213405	4.566775	-26.50%	2,880,999	2002
	8.197162	6.213405	-24.20%	4,277,211	2001
	10.000000	8.197162	-18.03%	4,584,519	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	12.141632	15.869286	30.70%	464,000	2005
	10.331209	12.141632	17.52%	309,514	2004
	7.756034	10.331209	33.20%	292,680	2003
	10.000000	7.756034	-22.44%	258,999	2002*

32

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.210696	15.604217	9.81%	20,681	2005
	12.220048	14.210696	16.29%	17,481	2004
	10.000000	12.220048	22.20%	3,963	2003*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	16.562591	17.773396	7.31%	719,244	2005
	14.445387	16.562591	14.66%	912,915	2004
	11.073941	14.445387	30.44%	1,023,433	2003
	15.208263	11.073941	-27.18%	1,176,180	2002
	15.597974	15.208263	-2.50%	1,486,897	2001
	15.578481	15.597974	0.13%	1,357,933	2000
	13.691238	15.578481	13.78%	1,805,440	1999
	10.503269	13.691238	30.35%	942,828	1998
	10.000000	10.503269	5.03%	22,930	1997*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	10.009689	10.052897	0.43%	309,008	2005
	10.032623	10.009689	-0.23%	262,777	2004
	10.000000	10.032623	0.33%	196,623	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	17.157916	19.321086	12.61%	1,084,616	2005
	14.901130	17.157916	15.15%	1,330,796	2004
	11.752488	14.901130	26.79%	1,515,191	2003
	16.800612	11.752488	-30.05%	1,713,407	2002
	22.522251	16.800612	-25.40%	2,432,768	2001
	24.582570	22.522251	-8.38%	2,636,101	2000
	16.135377	24.582570	52.35%	1,843,232	1999
	11.701424	16.135377	37.89%	719,196	1998
	10.000000	11.701424	17.01%	72,913	1997*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	12.605642	14.732074	16.87%	1,942,480	2005
	10.702172	12.605642	17.79%	1,957,667	2004
	8.002299	10.702172	33.74%	2,224,123	2003
	10.655841	8.002299	-24.90%	2,421,685	2002
	11.077328	10.655841	-3.80%	3,095,154	2001
	11.110632	11.077328	-0.30%	3,494,789	2000
	10.452498	11.110632	6.30%	5,748,962	1999
	10.131623	10.452498	3.17%	3,946,650	1998
	10.000000	10.131623	1.32%	328,680	1997*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.307864	11.962752	5.79%	37,395	2005
	10.000000	11.307864	13.08%	28,736	2004*

33

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	14.371352	14.953478	4.05%	2,798,274	2005
	13.574920	14.371352	5.87%	3,632,179	2004
	10.471617	13.574920	29.64%	4,189,165	2003
	14.461831	10.471617	-27.59%	4,481,564	2002
	16.710507	14.461831	-13.46%	5,734,516	2001
	16.917425	16.710507	-1.22%	5,816,658	2000
	12.063121	16.917425	40.24%	4,533,724	1999
	9.826536	12.063121	22.76%	1,173,243	1998
	10.000000	9.826536	-1.73%	42,155	1997*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.690477	12.098203	13.17%	749,081	2005
	9.061877	10.690477	17.97%	994,810	2004
	6.399987	9.061877	41.59%	1,249,404	2003
	8.302450	6.399987	-22.91%	1,791,657	2002
	9.534566	8.302450	-12.92%	1,361,393	2001
	10.000000	9.534566	-4.65%	620,793	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	16.824297	19.044692	13.20%	824,486	2005
	14.257406	16.824297	18.00%	773,362	2004
	10.000000	14.257406	42.57%	488,237	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	11.247494	11.800801	4.92%	3,378,475	2005
	10.379279	11.247494	8.36%	4,041,344	2004
	8.273457	10.379279	25.45%	4,561,565	2003
	10.291675	8.273457	-19.61%	4,967,891	2002
	11.571981	10.291675	-11.06%	5,936,316	2001
	12.812596	11.571981	-9.68%	5,826,470	2000
	10.633592	12.812596	20.49%	4,716,330	1999
	10.258664	10.633592	3.65%	1,839,038	1998
	10.000000	10.258664	2.59%	31,208	1997*

Oppenheimer Variable Account Funds - Oppenheimer Mid Cap Fund/VA: Non-Service Shares - Q/NQ	12.146601	13.507902	11.21%	2,000,298	2005
	10.243434	12.146601	18.58%	2,378,505	2004
	8.238513	10.243434	24.34%	2,766,957	2003
	11.524660	8.238513	-28.51%	3,129,276	2002
	16.938069	11.524660	-31.96%	4,316,105	2001
	19.274630	16.938069	-12.12%	5,195,398	2000
	10.603692	19.274630	81.77%	3,277,622	1999
	9.532548	10.603692	11.24%	841,417	1998
	10.000000	9.532548	-4.67%	21,696	1997*

34

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	16.971481	18.860656	11.13%	191,916	2005
	15.575665	16.971481	8.96%	255,129	2004
	12.304351	15.575665	26.59%	386,214	2003
	11.379232	12.304351	8.13%	313,301	2002
	10.440316	11.379232	8.99%	246,574	2001
	9.467196	10.440316	10.28%	234,648	2000
	7.391460	9.467196	28.08%	337,224	1999
	10.424614	7.391460	-29.10%	107,780	1998
	10.000000	10.424614	4.25%	8,668	1997*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	11.936572	13.125582	9.96%	0	2005
	10.271150	11.936572	16.21%	0	2004
	8.142362	10.271150	26.14%	0	2003
	10.000000	8.142362	-18.58%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	6.954810	8.095130	16.40%	314,302	2005
	5.777333	6.954810	20.38%	262,759	2004
	4.116419	5.777333	40.35%	182,236	2003
	6.039966	4.116419	-31.85%	91,630	2002
	8.631598	6.039966	-30.02%	101,749	2001
	10.000000	8.631598	-13.68%	75,294	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	21.538157	24.959424	15.88%	1,178,258	2005
	15.950432	21.538157	35.03%	1,423,783	2004
	11.716379	15.950432	36.14%	1,389,186	2003
	11.928630	11.716379	-1.78%	1,434,062	2002
	10.970158	11.928630	8.74%	1,075,475	2001
	10.545865	10.970158	4.02%	1,292,468	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	11.660118	15.237545	30.68%	423,027	2005
	9.355609	11.660118	24.63%	555,768	2004
	6.128862	9.355609	52.65%	823,550	2003
	6.375816	6.128862	-3.87%	919,626	2002
	6.559411	6.375816	-2.80%	984,190	2001
	11.396847	6.559411	-42.45%	894,428	2000
	5.747723	11.396847	98.28%	1,264,667	1999
	8.814146	5.747723	-34.79%	245,792	1998
	10.000000	8.814146	-11.86%	45,598	1997*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	12.643766	16.506377	30.55%	278,398	2005
	10.000000	12.643766	26.44%	129,033	2004*

35

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	12.188387	18.302059	50.16%	171,677	2005
	9.910299	12.188387	22.99%	271,264	2004
	6.913875	9.910299	11.16%	502,297	2003
	7.187428	6.913875	-3.81%	379,695	2002
	8.107253	7.187428	-11.35%	248,001	2001
	7.350618	8.107253	10.29%	235,704	2000
	6.136113	7.350618	19.79%	371,265	1999
	8.978753	6.136113	-31.66%	106,080	1998
	10.000000	8.978753	-10.21%	5,261	1997*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	12.500644	18.764134	50.11%	407,160	2005
	10.000000	12.500644	25.01%	218,736	2004*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	10.820948	11.650038	7.66%	30,328	2005
	9.966871	10.820948	8.57%	40,804	2004
	7.459079	9.966871	33.62%	50,613	2003
	9.841798	7.459079	-24.21%	54,320	2002
	9.910285	9.841798	-0.69%	50,185	2001
	10.000000	9.910285	-0.90%	41,922	2000*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	10.756936	11.489368	6.81%	746,994	2005
	9.190938	10.756936	17.04%	1,055,350	2004
	6.776096	9.190938	35.64%	1,113,117	2003
	9.352986	6.776096	-27.55%	1,282,758	2002
	9.811378	9.352986	-4.67%	1,607,341	2001
	10.000000	9.789079	-2.11%	543,371	2000*

36

Optional Benefits Elected (Total 1.05%)
(Variable account charges of 1.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Balanced Fund: Series I Shares - Q/NQ	10.077101	10.498844	4.19%	0	2005
	9.471718	10.077101	6.39%	0	2004
	8.226196	9.471718	15.14%	0	2003
	10.028385	8.226196	-17.97%	0	2002
	10.000000	10.028385	0.28%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Blue Chip Fund: Series I Shares - Q/NQ	9.373144	9.599507	2.42%	0	2005
	9.049647	9.373144	3.57%	0	2004
	7.308095	9.049647	23.83%	0	2003
	10.002499	7.308095	-26.94%	0	2002
	10.000000	10.002499	0.02%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	10.429865	11.232590	7.70%	0	2005
	9.885524	10.429865	5.51%	0	2004
	7.713352	9.885524	28.16%	0	2003
	10.305269	7.713352	-25.15%	0	2002
	10.000000	10.305269	3.05%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	9.025414	9.435962	4.55%	0	2005
	8.623431	9.025414	4.66%	0	2004
	6.967441	8.623431	23.77%	0	2003
	10.096596	6.967441	-30.99%	0	2002
	10.000000	10.096596	0.97%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Stock Fund: Series I Shares - Q/NQ	11.030508	11.494849	4.21%	0	2005
	10.230038	11.030508	7.82%	0	2004
	8.309355	10.230038	23.11%	0	2003
	9.947728	8.309355	-16.47%	0	2002
	10.000000	9.947728	-0.52%	0	2001*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	12.853733	14.999471	16.69%	0	2005
	10.475446	12.853733	22.70%	0	2004
	8.202658	10.475446	27.71%	0	2003
	10.000000	8.202658	-17.97%	0	2002*

37

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	13.972751	14.466750	3.54%	384,570	2005
	12.497265	13.972751	11.81%	472,094	2004
	9.763798	12.497265	28.00%	538,556	2003
	12.238143	9.763798	-20.22%	548,035	2002
	13.496155	12.238143	-9.32%	637,194	2001
	15.258324	13.496155	-11.55%	653,732	2000
	13.065728	15.258324	16.78%	520,500	1999
	10.408098	13.065728	25.53%	210,557	1998
	10.000000	10.408098	4.08%	6,068	1997*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.250160	13.728573	12.07%	218,124	2005
	10.772439	12.250160	13.72%	291,176	2004
	8.743590	10.772439	23.20%	329,752	2003
	11.097182	8.743590	-21.21%	377,670	2002
	15.835690	11.097182	-29.92%	617,851	2001
	19.240268	15.835690	-17.70%	721,255	2000
	11.852979	19.240268	62.32%	492,322	1999
	10.086493	11.852979	17.51%	265,107	1998
	10.000000	10.086493	0.86%	2,963	1997*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	11.305109	12.652265	11.92%	113,469	2005
	9.927869	11.305109	13.87%	123,251	2004
	8.058085	9.927869	23.20%	117,543	2003
	10.000000	8.058085	-19.42%	109,541	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.803075	10.921449	1.10%	30,189	2005
	9.864592	10.803075	9.51%	23,872	2004
	7.981828	9.864592	23.59%	17,784	2003
	10.000000	7.981828	-20.18%	2,689	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	17.064195	17.735498	3.93%	427,469	2005
	15.083309	17.064195	13.13%	548,790	2004
	11.820257	15.083309	27.61%	550,539	2003
	13.671134	11.820257	-13.54%	506,340	2002
	12.246733	13.671134	11.63%	486,672	2001
	10.475442	12.246733	16.91%	319,706	2000
	10.677353	10.475442	-1.89%	210,150	1999
	10.295249	10.677353	3.71%	148,323	1998
	10.000000	10.295249	2.95%	9,553	1997*

38

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.733074	10.786652	0.50%	138,212	2005
	10.251290	10.733074	4.70%	104,676	2004
	10.000000	10.251290	2.51%	20,532	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	10.915508	11.532213	5.65%	0	2005
	9.857262	10.915508	10.74%	0	2004
	7.939254	9.857262	24.16%	0	2003
	10.189224	7.939254	-22.08%	0	2002
	10.000000	10.189224	1.89%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF	11.074140	11.714840	5.79%	316	2005
	9.888676	11.074140	11.99%	316	2004
	8.084119	9.888676	22.32%	316	2003
	10.167221	8.084119	-20.49%	3,150	2002
	10.000000	10.167221	1.67%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap Growth VIF	9.383072	9.459787	0.82%	302	2005
	8.977413	9.383072	4.52%	406	2004
	7.086751	8.977413	26.68%	406	2003
	10.300887	7.086751	-31.20%	406	2002
	10.000000	10.300887	3.01%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	13.008579	14.723464	13.18%	627	2005
	11.217761	13.008579	15.96%	627	2004
	8.301213	11.217761	35.13%	627	2003
	10.486856	8.301213	-20.84%	6,251	2002
	10.000000	10.486856	4.87%	0	2001*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	10.572939	12.151293	14.93%	30,097	2005
	9.055976	10.572939	16.75%	33,131	2004
	6.198098	9.055976	46.11%	37,005	2003
	9.513493	6.198098	-34.85%	40,348	2002
	13.473367	9.513493	-29.39%	74,718	2001
	16.796919	13.473367	-19.79%	93,547	2000
	10.382320	16.796919	61.78%	104,718	1999
	9.851173	10.382320	5.39%	71,804	1998
	10.000000	9.851173	-1.49%	3,196	1997*

39

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - International Focus Portfolio - Q/NQ	9.997943	11.618555	16.21%	47,083	2005
	8.805816	9.997943	13.54%	62,715	2004
	6.686539	8.805816	31.69%	70,269	2003
	8.436904	6.686539	-20.75%	81,415	2002
	10.970789	8.436904	-23.10%	105,407	2001
	14.961024	10.970789	-26.67%	129,795	2000
	9.854235	14.961024	51.82%	154,344	1999
	9.453278	9.854235	4.24%	126,381	1998
	10.000000	9.453278	-5.47%	6,653	1997*

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	13.522079	14.470133	7.01%	80,603	2005
	12.273346	13.522079	10.17%	87,443	2004
	9.909779	12.273346	23.85%	95,182	2003
	13.022678	9.909779	-23.90%	102,948	2002
	13.038397	13.022678	-0.12%	115,948	2001
	12.098010	13.038397	7.77%	115,481	2000
	11.507907	12.098010	5.13%	123,154	1999
	10.371958	11.507907	10.95%	89,716	1998
	10.000000	10.371958	3.72%	7,035	1997*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.531223	13.296932	6.11%	111,725	2005
	10.390259	12.531223	20.61%	127,548	2004
	7.621145	10.390259	36.33%	79,216	2003
	10.000000	7.621145	-23.79%	22,930	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.412112	10.675613	2.53%	309,472	2005
	9.907291	10.412112	5.10%	370,602	2004
	7.946085	9.907291	24.68%	388,967	2003
	11.301945	7.946085	-29.69%	463,993	2002
	14.753247	11.301945	-23.39%	660,264	2001
	16.757880	14.753247	-11.96%	767,101	2000
	13.019372	16.757880	28.71%	505,276	1999
	10.169503	13.019372	28.02%	220,620	1998
	10.000000	10.169503	1.70%	7,419	1997*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	13.047436	13.516530	3.60%	1,913,723	2005
	11.917758	13.047436	9.48%	2,346,033	2004
	9.382799	11.917758	27.02%	2,541,865	2003
	12.213795	9.382799	-23.18%	2,773,658	2002
	14.056384	12.213795	-13.11%	3,530,876	2001
	15.657978	14.056384	-10.23%	3,936,553	2000
	13.120640	15.657978	19.34%	3,233,351	1999
	10.342079	13.120640	26.87%	1,688,726	1998
	10.000000	10.342079	3.42%	22,293	1997*

40

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	13.194929	13.628374	3.28%	343,841	2005
	12.694371	13.194929	3.94%	436,777	2004
	10.587631	12.694371	19.90%	514,120	2003
	12.847445	10.587631	-17.59%	572,077	2002
	14.317438	12.847445	-10.27%	741,652	2001
	14.563385	14.317438	-1.69%	824,612	2000
	13.205079	14.563385	10.29%	829,329	1999
	10.248351	13.205079	28.85%	373,802	1998
	10.000000	10.248351	2.48%	4,483	1997*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	12.250377	12.825297	4.69%	0	2005
	11.119360	12.250377	10.17%	0	2004
	8.533101	11.119360	30.31%	0	2003
	10.662836	8.533101	-19.97%	0	2002
	10.000000	10.662836	6.63%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	13.984190	15.483062	10.72%	0	2005
	11.774891	13.984190	18.76%	0	2004
	8.762972	11.774891	34.93%	0	2003
	10.048250	8.726972	-13.15%	0	2002
	10.000000	10.048250	0.48%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.145443	13.176561	0.24%	311,739	2005
	12.820818	13.145443	2.53%	353,752	2004
	12.381646	12.820818	3.55%	449,760	2003
	11.447615	12.381646	8.16%	530,807	2002
	10.711288	11.447615	6.87%	428,343	2001
	9.800240	10.711288	9.30%	219,014	2000
	10.000000	9.800240	-2.00%	26,006	1999*

Fidelity Variable Insurance Products Fund - VIP Equity - Income Portfolio: Service Class - Q/NQ	14.080938	14.735761	4.65%	1,369,313	2005
	12.776102	14.080938	10.21%	1,658,298	2004
	9.915199	12.776102	28.85%	1,796,436	2003
	12.072578	9.915199	-17.87%	1,927,082	2002
	12.855639	12.072578	-6.09%	2,325,141	2001
	11.995103	12.855639	7.17%	2,445,131	2000
	11.408770	11.995103	5.14%	2,274,268	1999
	10.336779	11.408770	10.37%	1,384,005	1998
	10.000000	10.336779	3.37%	55,125	1997*

41

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	12.481488	13.051470	4.57%	977,062	2005
	12.215278	12.481488	2.18%	1,189,206	2004
	9.297061	12.215278	31.39%	1,368,894	2003
	13.460931	9.297061	-30.93%	1,534,126	2002
	16.535951	13.460931	-18.60%	2,012,118	2001
	18.790040	16.535951	-12.00%	2,250,475	2000
	13.831860	18.790040	35.85%	1,612,250	1999
	10.029235	13.831860	37.92%	594,476	1998
	10.000000	10.029235	0.29%	14,431	1997*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.538233	9.676498	1.45%	689,115	2005
	8.805728	9.538233	8.32%	889,448	2004
	7.008816	8.805728	25.64%	1,274,704	2003
	6.835860	7.008816	2.53%	1,315,908	2002
	7.841660	6.835860	-12.83%	1,514,245	2001
	10.239981	7.841660	-23.42%	1,663,687	2000
	9.575458	10.239981	6.94%	1,591,051	1999
	10.125013	9.575458	-5.43%	972,025	1998
	10.000000	10.125013	1.25%	15,115	1997*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	12.158959	14.314265	17.73%	159,159	2005
	10.827561	12.158959	12.30%	198,292	2004
	7.641053	10.827561	41.70%	223,268	2003
	9.694371	7.641053	-21.18%	306,410	2002
	12.445337	9.694371	-22.10%	434,467	2001
	15.555856	12.445337	-20.00%	438,862	2000
	11.034969	15.555856	40.97%	356,824	1999
	9.900760	11.034969	11.46%	228,953	1998
	10.000000	9.900760	-0.99%	9,958	1997*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.325615	14.504720	17.68%	87,029	2005
	10.975122	12.325615	12.31%	85,200	2004
	7.742612	10.975122	41.75%	67,780	2003
	10.000000	7.742612	-22.57%	35,813	2002*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	16.347553	18.901750	15.62%	1,036,835	2005
	14.323796	16.347553	14.13%	1,083,985	2004
	11.278034	14.323796	27.01%	1,094,422	2003
	12.583756	11.278034	-10.38%	1,198,462	2002
	14.511996	12.583756	-13.29%	1,414,123	2001
	15.720833	14.511996	-7.69%	1,584,274	2000
	12.797393	15.720833	22.84%	1,299,744	1999
	9.953285	12.797393	28.57%	660,272	1998
	10.000000	9.953285	-0.47%	26,984	1997*

42

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.472919	10.578824	1.01%	95,094	2005
	10.145856	10.472919	3.22%	78,512	2004
	10.000000	10.145856	1.46%	7,978	2003*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.622655	10.365706	7.72%	347,480	2005
	9.083503	9.622655	5.94%	406,598	2004
	7.079820	9.083503	28.30%	479,193	2003
	9.163302	7.079820	-22.74%	529,270	2002
	10.823977	9.163302	-15.34%	722,505	2001
	13.206894	10.823977	-18.04%	852,312	2000
	12.811215	13.206894	3.09%	894,701	1999
	10.398800	12.811215	23.20%	526,619	1998
	10.000000	10.398800	3.99%	22,018	1997*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.131503	13.325954	1.48%	52,356	2005
	11.642349	13.131503	12.79%	48,218	2004
	7.456574	11.642349	56.14%	40,559	2003
	10.000000	7.456574	-25.43%	11,180	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class I - Q/NQ	12.151044	13.283455	9.32%	0	2005
	10.330324	12.151044	17.63%	0	2004
	7.876034	10.330324	31.16%	0	2003
	10.000000	7.876034	-21.24%	0	2002*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	13.752788	13.932715	1.31%	229,692	2005
	12.624110	13.752788	8.94%	329,381	2004
	10.434145	12.624110	20.99%	355,104	2003
	10.215382	10.434145	2.14%	351,269	2002
	9.906674	10.215382	3.12%	395,611	2001
	10.914588	9.906674	-9.23%	458,389	2000
	10.689393	10.914588	2.11%	463,291	1999
	10.210867	10.689393	4.69%	363,590	1998
	10.000000	10.210867	2.11%	18,045	1997*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.467295	4.67%	26,082	2005*

43

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Emerging Markets Fund: Class I - Q/NQ	13.361013	17.536189	31.25%	1,982	2005
	11.182997	13.361013	19.48%	3,436	2004
	6.838436	11.182997	63.53%	4,577	2003
	8.152672	6.838436	-16.12%	5,353	2002
	8.690130	8.152672	-6.18%	14,775	2001
	10.000000	8.690130	-13.10%	0	2000*

GVIT Gartmore GVIT Emerging Markets Fund: Class III - Q/NQ	14.687707	19.280056	31.27%	60,961	2005
	12.292080	14.687707	19.49%	39,808	2004
	7.518664	12.292080	63.49%	32,434	2003
	10.000000	7.518664	-24.81%	4,611	2002*

GVIT Gartmore GVIT Global Financial Services Fund: Class III - Q/NQ	14.819562	16.302538	10.01%	13,834	2005
	12.364516	14.819562	19.86%	15,714	2004
	8.833350	12.364516	39.98%	11,320	2003
	10.000000	8.833350	-11.67%	6,771	2002*

GVIT Gartmore GVIT Global Health Sciences Fund: Class III - Q/NQ	12.214933	13.105214	7.29%	43,919	2005
	11.446689	12.214933	6.71%	28,081	2004
	8.457919	11.446689	35.34%	19,421	2003
	10.000000	8.457919	-15.42%	8,946	2002*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class I - Q/NQ	3.053324	3.005732	-1.56%	6,494	2005
	2.958139	3.053324	3.22%	6,581	2004
	1.925818	2.958139	53.60%	12,064	2003
	3.401525	1.925818	-43.38%	13,865	2002
	6.002258	3.401525	-43.33%	15,324	2001
	10.000000	6.002258	-39.98%	1,608	2000*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class III - Q/NQ	11.311381	11.135540	-1.55%	10,761	2005
	10.962391	11.311381	3.18%	7,230	2004
	7.138770	10.962391	53.56%	36,834	2003
	10.000000	7.138770	-28.61%	29,275	2002*

GVIT Gartmore GVIT Global Utilities Fund: Class III - Q/NQ	12.558877	13.232482	5.36%	24,787	2005
	9.767118	12.558877	28.58%	52,885	2004
	7.949305	9.767118	22.87%	4,403	2003
	10.000000	7.949305	-20.51%	1,820	2002*

44

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	14.134529	14.442980	2.18%	1,038,894	2005
	13.833255	14.134529	2.18%	1,257,812	2004
	13.705885	13.833255	0.93%	1,619,954	2003
	12.480491	13.705885	9.82%	2,141,263	2002
	11.760452	12.480491	6.12%	1,946,861	2001
	10.560422	11.760452	11.36%	1,786,298	2000
	10.929045	10.560422	-3.37%	1,530,588	1999
	10.141552	10.929045	7.77%	1,003,911	1998
	10.000000	10.141552	1.42%	39,631	1997*

GVIT Gartmore GVIT Growth Fund: Class I - Q/NQ	7.061579	7.441876	5.39%	505,610	2005
	6.598302	7.061579	7.02%	603,087	2004
	5.023564	6.598302	31.35%	671,307	2003
	7.122661	5.023564	-29.47%	759,983	2002
	10.017067	7.122661	-28.89%	979,186	2001
	13.778852	10.017067	-27.30%	1,133,209	2000
	13.353842	13.778852	3.18%	1,314,497	1999
	10.383931	13.353842	28.55%	890,825	1998
	10.000000	10.383931	3.84%	28,321	1997*

GVIT Gartmore GVIT International Growth Fund: Class III - Q/NQ	11.789163	15.185847	28.81%	19,362	2005
	10.418865	11.789163	13.15%	10,027	2004
	7.780338	10.418865	33.91%	5,461	2003
	10.000000	7.780338	-22.20%	3,137	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.003783	11.248617	2.22%	53,107	2005
	10.626183	11.003783	3.55%	68,624	2004
	9.952068	10.626183	6.77%	115,367	2003
	10.000000	9.952068	-0.48%	62,139	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.390205	11.776544	3.39%	159,058	2005
	10.742047	11.390205	6.03%	161,609	2004
	9.548043	10.742047	12.51%	129,742	2003
	10.000000	9.548043	-4.52%	56,368	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.653138	12.147352	4.24%	448,803	2005
	10.751523	11.653138	8.39%	392,136	2004
	9.050748	10.751523	18.79%	248,991	2003
	10.000000	9.050748	-9.49%	119,489	2002*

45

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.957109	12.668669	5.95%	108,848	2005
	10.780325	11.957109	10.92%	89,827	2004
	8.602581	10.780325	25.32%	60,916	2003
	10.000000	8.602581	-13.97%	24,272	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.146095	12.972191	6.80%	136,141	2005
	10.765025	12.146095	12.83%	46,073	2004
	8.250068	10.765025	30.48%	24,040	2003
	10.000000	8.250068	-17.50%	10,896	2002*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class I - Q/NQ	12.044022	13.078954	8.59%	134,077	2005
	10.553166	12.044022	14.13%	154,922	2004
	7.610526	10.553166	38.67%	165,474	2003
	12.211625	7.610526	-37.68%	138,188	2002
	17.709761	12.211625	-31.05%	196,504	2001
	21.149503	17.709761	-16.26%	257,361	2000
	11.568711	21.149503	82.82%	160,205	1999
	10.202497	11.568711	13.39%	42,543	1998
	10.000000	10.202497	2.02%	3,432	1997*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	11.645419	11.830928	1.59%	1,218,742	2005
	11.674269	11.645419	-0.25%	1,249,149	2004
	11.724794	11.674269	-0.43%	1,594,021	2003
	11.707381	11.724794	0.15%	2,033,966	2002
	11.420765	11.707381	2.51%	2,173,976	2001
	10.885293	11.420765	4.92%	1,776,127	2000
	10.492136	10.885293	3.75%	2,195,045	1999
	10.072429	10.492136	4.17%	1,700,935	1998
	10.000000	10.072429	0.72%	170,879	1997

GVIT Gartmore GVIT Nationwide Fund: Class I - Q/NQ	11.990154	12.747536	6.32%	957,289	2005
	11.040763	11.990154	8.60%	1,169,294	2004
	8.750353	11.040763	26.18%	1,325,133	2003
	10.700156	8.750353	-18.22%	1,548,820	2002
	12.263952	10.700156	-12.75%	1,914,136	2001
	12.661861	12.263952	-3.14%	2,193,618	2000
	11.965436	12.661861	5.82%	2,069,920	1999
	10.241300	11.965436	16.84%	1,389,298	1998
	10.000000	10.241300	2.41%	50,646	1997*

GVIT Gartmore GVIT Nationwide Leaders Fund: Class III - Q/NQ	13.361280	14.583197	9.15%	8,213	2005
	11.368909	13.361280	17.52%	5,039	2004
	9.148067	11.368909	24.28%	5,753	2003
	10.000000	9.148067	-8.52%	7,822	2002*

46

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III - Q/NQ	12.593444	13.955752	10.82%	20,331	2005
	11.318380	12.593444	11.27%	16,071	2004
	7.505693	11.318380	50.80%	68,660	2003
	10.000000	7.505693	-24.94%	9,838	2002*

GVIT Gartmore Worldwide Leaders Fund: Class I - Q/NQ	11.483610	13.560826	18.09%	72,207	2005
	10.033615	11.483610	14.45%	88,603	2004
	7.452628	10.033615	34.63%	103,187	2003
	10.094833	7.452628	-26.17%	120,596	2002
	12.566361	10.094833	-19.67%	142,400	2001
	14.483618	12.566361	-13.24%	176,364	2000
	11.907510	14.483618	21.63%	164,763	1999
	10.100588	11.907510	17.89%	104,659	1998
	10.000000	10.100588	1.01%	110,211	1997*

GVIT Gartmore GVIT Worldwide Leaders Fund: Class III - Q/NQ	15.553625	18.367108	18.09%	5,586	2005
	13.589732	15.553625	14.45%	4,891	2004
	10.000000	13.589732	35.90%	5,361	2003*

GVIT GVIT International Value Fund: Class III - Q/NQ	16.438512	18.227091	10.88%	43,989	2005
	13.814041	16.438512	19.00%	38,254	2004
	10.000000	13.814041	38.14%	13,860	2003*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	18.578210	20.607907	10.93%	225,840	2005
	16.223105	18.578210	14.52%	275,966	2004
	12.175959	16.223105	33.24%	269,340	2003
	14.528686	12.175959	-16.19%	270,264	2002
	14.877970	14.528686	-2.35%	265,673	2001
	13.050437	14.877970	14.00%	211,847	2000
	10.906928	13.050437	19.65%	88,974	1999
	9.947507	10.906928	9.64%	55,569	1998
	10.000000	9.947507	-0.52%	4,625	1997*

GVIT GVIT Small Cap Growth Fund: Class I - Q/NQ	14.663488	15.683909	6.96%	58,330	2005
	13.066145	14.663488	12.23%	76,346	2004
	9.834714	13.066145	32.86%	95,756	2003
	14.898743	9.834714	-33.99%	94,583	2002
	16.888400	14.898743	-11.78%	100,911	2001
	20.358893	16.888400	-17.52%	105,996	2000
	10.000000	20.358893	103.59%	32,562	1999*

47

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	21.610219	22.041053	1.99%	341,267	2005
	18.618721	21.610219	16.07%	425,373	2004
	11.995839	18.618721	55.21%	467,907	2003
	16.644463	11.995839	-27.93%	517,696	2002
	13.113877	16.644463	26.92%	665,371	2001
	11.917534	13.113877	10.04%	487,437	2000
	9.421309	11.917534	26.50%	359,041	1999
	9.822329	9.421309	-4.08%	221,173	1998
	10.000000	9.822329	-1.78%	8,921	1997*

GVIT GVIT Small Company Fund: Class I - Q/NQ	18.306917	20.346532	11.14%	331,607	2005
	15.544248	18.306917	17.77%	383,712	2004
	11.140091	15.544248	39.53%	409,566	2003
	13.618327	11.140091	-18.20%	443,068	2002
	14.752842	13.618327	-7.69%	532,226	2001
	13.690433	14.752842	7.76%	559,475	2000
	9.606706	13.690433	42.51%	372,211	1999
	9.611642	9.606706	-0.05%	286,195	1998
	10.000000	9.611642	-3.88%	12,512	1997*

GVIT J.P. Morgan GVIT Balanced Fund: Class I - Q/NQ	11.088706	11.251580	1.47%	298,006	2005
	10.329276	11.088706	7.35%	363,445	2004
	8.815516	10.329276	17.17%	379,567	2003
	10.160077	8.815516	-13.23%	412,934	2002
	10.660231	10.160077	-4.69%	512,302	2001
	10.810714	10.660231	-1.39%	526,286	2000
	10.831355	10.810714	-0.19%	383,187	1999
	10.129053	10.831355	6.93%	271,367	1998
	10.000000	10.129053	1.29%	17,654	1997*

GVIT Van Kampen GVIT Comstock Value Fund: Class I - Q/NQ	11.684800	12.053514	3.16%	152,888	2005
	10.050098	11.684800	16.27%	183,967	2004
	7.727599	10.050098	30.05%	146,775	2003
	10.432880	7.727599	-25.93%	158,442	2002
	12.002951	10.432880	-13.08%	177,337	2001
	13.571227	12.002951	-11.56%	195,943	2000
	11.574924	13.571227	17.25%	140,273	1999
	10.160070	11.574924	13.93%	79,131	1998
	10.000000	10.160070	1.60%	5,069	1997*

48

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	13.760263	13.913021	1.11%	296,279	2005
	13.053372	13.760263	5.42%	326,923	2004
	11.766225	13.053372	10.94%	352,985	2003
	11.091651	11.766225	6.08%	414,367	2002
	10.759314	11.091651	3.09%	479,207	2001
	10.290997	10.759314	4.55%	531,806	2000
	10.240891	10.290997	0.49%	511,647	1999
	10.087176	10.240891	1.52%	380,924	1998
	10.000000	10.087176	0.87%	13,508	1997*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	11.404429	12.324624	8.07%	97,777	2005
	10.000000	11.404429	14.04%	37,112	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.288137	8.117387	11.38%	324,462	2005
	6.243610	7.288137	16.73%	431,288	2004
	5.247979	6.243610	18.97%	505,166	2003
	6.308565	5.247979	-16.81%	608,515	2002
	8.156515	6.308565	-22.66%	793,958	2001
	10.000000	8.156515	-18.43%	803,607	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.407981	3.761807	10.38%	193,576	2005
	3.424754	3.407981	-0.49%	243,842	2004
	2.362906	3.424754	44.94%	278,623	2003
	4.042843	2.362906	-41.55%	353,798	2002
	6.518569	4.042843	-37.98%	598,590	2001
	10.000000	6.518569	-34.81%	565,404	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.320979	11.369701	10.16%	28,161	2005
	10.344072	10.320979	-0.22%	30,606	2004
	7.104956	10.344072	45.59%	29,220	2003
	10.000000	7.104956	-28.95%	22,482	2002*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	7.129095	9.307673	30.56%	150,982	2005
	6.070385	7.129095	17.44%	186,541	2004
	4.560019	6.070385	33.12%	235,058	2003
	6.207358	4.560019	-26.54%	333,630	2002
	8.193350	6.207358	-24.24%	584,735	2001
	10.000000	8.193350	-18.07%	554,609	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	12.125277	15.839922	30.64%	75,812	2005
	10.322507	12.125277	17.46%	89,887	2004
	7.753412	10.322507	33.14%	97,029	2003
	10.000000	7.753412	-22.47%	90,495	2002*

49

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.198724	15.583232	9.75%	3,068	2005
	12.215917	14.198724	16.23%	3,228	2004
	10.000000	12.215917	22.16%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	16.502831	17.700338	7.26%	189,515	2005
	14.400538	16.502831	14.60%	229,246	2004
	11.045123	14.400538	30.38%	252,729	2003
	15.176361	11.045123	-27.22%	267,322	2002
	15.573167	15.176361	-2.55%	306,929	2001
	15.561518	15.573167	0.07%	288,948	2000
	13.683246	15.561518	13.73%	282,904	1999
	10.502434	13.683246	30.29%	225,939	1998
	10.000000	10.502434	5.02%	6,344	1997*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	10.001252	10.039359	0.38%	50,955	2005
	10.029240	10.001252	-0.28%	71,748	2004
	10.000000	10.029240	0.29%	19,320	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	17.095968	19.241637	12.55%	190,446	2005
	14.854831	17.095968	15.09%	227,060	2004
	11.721882	14.854831	26.73%	252,599	2003
	16.765350	11.721882	-30.08%	293,106	2002
	22.486438	16.765350	-25.44%	411,363	2001
	24.555839	22.486438	-8.43%	484,307	2000
	16.125954	24.555839	52.28%	278,634	1999
	11.700489	16.125954	37.82%	149,236	1998
	10.000000	11.700489	17.00%	10,168	1997*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	12.560099	14.671475	16.81%	356,984	2005
	10.668890	12.560099	17.73%	360,791	2004
	7.981445	10.668890	33.67%	364,509	2003
	10.633448	7.981445	-24.94%	447,473	2002
	11.059680	10.633448	-3.85%	523,046	2001
	11.098514	11.059680	-0.35%	590,433	2000
	10.446379	11.098514	6.24%	630,256	1999
	10.130813	10.446379	3.11%	600,620	1998
	10.000000	10.130813	1.31%	50,332	1997*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.304090	11.952742	5.74%	6,895	2005
	10.000000	11.304090	13.04%	771	2004*

50

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	14.319467	14.891993	4.00%	458,571	2005
	13.532726	14.319467	5.81%	568,025	2004
	10.444338	13.532726	29.57%	607,243	2003
	14.431466	10.444338	-27.63%	685,338	2002
	16.683918	14.431466	-13.50%	868,992	2001
	16.898986	16.683918	-1.27%	901,397	2000
	12.056049	16.898986	40.17%	551,024	1999
	9.825746	12.056049	22.70%	232,428	1998
	10.000000	9.825746	-1.74%	10,376	1997*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.665285	12.063619	13.11%	137,470	2005
	9.045084	10.665285	17.91%	164,007	2004
	6.391359	9.045084	41.52%	214,312	2003
	8.295449	6.391359	-22.95%	265,024	2002
	9.531378	8.295449	-12.97%	212,317	2001
	10.000000	9.531378	-4.69%	84,451	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	16.810131	19.019077	13.14%	116,174	2005
	14.252599	16.810131	17.94%	103,911	2004
	10.000000	14.252599	42.53%	61,105	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	11.206873	11.752267	4.87%	570,588	2005
	10.347021	11.206873	8.31%	703,788	2004
	8.251913	10.347021	25.39%	805,047	2003
	10.270073	8.251913	-19.65%	842,445	2002
	11.553551	10.270073	-11.11%	1,064,710	2001
	12.798619	11.553551	-9.73%	1,115,013	2000
	10.627355	12.798619	20.43%	731,791	1999
	10.257840	10.627355	3.60%	406,123	1998
	10.000000	10.257840	2.58%	16,089	1997*

Oppenheimer Variable Account Funds - Oppenheimer Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ	12.102745	13.452346	11.15%	353,125	2005
	10.211605	12.102745	18.52%	391,870	2004
	8.217057	10.211605	24.27%	437,215	2003
	11.500467	8.217057	-28.55%	491,992	2002
	16.911124	11.500467	-31.99%	661,579	2001
	19.253639	16.911124	-12.17%	749,952	2000
	10.597477	19.253639	81.68%	333,894	1999
	9.531780	10.597477	11.18%	193,490	1998
	10.000000	9.531780	-4.68%	14,587	1997*

51

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	16.910231	18.783127	11.08%	37,634	2005
	15.527295	16.910231	8.91%	49,491	2004
	12.272332	15.527295	26.52%	67,237	2003
	11.355355	12.272332	8.08%	76,122	2002
	10.423703	11.355355	8.94%	52,717	2001
	9.456874	10.423703	10.22%	57,429	2000
	7.387124	9.456874	28.02%	44,179	1999
	10.423780	7.387124	-29.13%	28,827	1998
	10.000000	10.423780	4.24%	1,735	1997*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	11.920493	13.101295	9.91%	0	2005
	10.262492	11.920493	16.16%	0	2004
	8.139606	10.262492	26.08%	0	2003
	10.000000	8.139606	-18.60%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	6.938416	8.071989	16.34%	63,205	2005
	5.766631	6.938416	20.32%	62,936	2004
	4.110862	5.766631	40.28%	27,031	2003
	6.034873	4.110862	-31.88%	6,090	2002
	8.628712	6.034873	-30.06%	17,678	2001
	10.000000	8.628712	-13.71%	11,969	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	21.460423	24.856829	15.83%	220,161	2005
	15.900887	21.460423	34.96%	266,323	2004
	11.685886	15.900887	36.07%	266,531	2003
	11.903602	11.685886	-1.83%	239,389	2002
	10.952709	11.903602	8.68%	239,465	2001
	10.530532	10.952709	4.01%	253,823	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	11.617992	15.174857	30.62%	53,186	2005
	9.326515	11.617992	24.57%	81,313	2004
	6.112883	9.326515	52.57%	159,912	2003
	6.362414	6.112883	-3.92%	174,908	2002
	6.548959	6.362414	-2.85%	205,904	2001
	11.384426	6.548959	-42.47%	185,292	2000
	5.744349	11.384426	98.18%	147,062	1999
	8.813437	5.744349	-34.82%	78,298	1998
	10.000000	8.813437	-11.87%	1,512	1997*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	12.639533	16.492556	30.48%	38,983	2005
	10.000000	12.639533	26.40%	49,833	2004*

52

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	12.144376	18.226802	50.08%	36,235	2005
	9.879500	12.144376	22.93%	57,122	2004
	6.895881	9.879500	43.27%	82,407	2003
	7.172354	6.895881	-3.85%	63,355	2002
	8.094362	7.172354	-11.39%	42,344	2001
	7.342607	8.094362	10.24%	55,308	2000
	6.132522	7.342607	19.73%	53,452	1999
	8.978030	6.132522	-31.69%	28,348	1998
	10.000000	8.978030	-10.22%	1,995	1997*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	12.496465	18.748436	50.03%	42,598	2005
	10.000000	12.496465	24.96%	33,947	2004*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	10.795475	11.616765	7.61%	4,983	2005
	9.948427	10.795475	8.51%	4,983	2004
	7.449037	9.948427	33.55%	4,983	2003
	9.833527	7.449037	-24.25%	4,983	2002
	9.906989	9.833527	-0.74%	4,983	2001
	10.000000	9.906989	-0.93%	2,458	2000*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	10.731630	11.456572	6.76%	151,630	2005
	9.173944	10.731630	16.98%	181,923	2004
	6.766972	9.173944	35.57%	208,059	2003
	9.345120	6.766972	-27.59%	200,916	2002
	9.808108	9.345120	-4.72%	180,606	2001
	10.000000	9.808108	-1.92%	31,598	2000*

53

Optional Benefits Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Balanced Fund: Series I Shares - Q/NQ	10.061213	10.477018	4.13%	17,522	2005
	9.461566	10.061213	6.34%	181,775	2004
	8.221526	9.461566	15.08%	20,669	2003
	10.027760	8.221526	-18.01%	13,521	2002
	10.000000	10.027760	0.28%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Blue Chip Fund: Series I Shares - Q/NQ	9.358342	9.579520	2.36%	18,850	2005
	9.039933	9.358342	3.52%	19,219	2004
	7.303936	9.039933	23.77%	8,839	2003
	10.001875	7.303936	-26.97%	6,676	2002
	10.000000	10.001875	0.02%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	10.413411	11.209221	7.64%	2,521	2005
	9.874902	10.413411	5.45%	2,534	2004
	7.708966	9.874902	28.10%	1,716	2003
	10.304626	7.708966	-25.19%	1,369	2002
	10.000000	10.304626	3.05%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	9.011175	9.416323	4.50%	6,382	2005
	8.614176	9.011175	4.61%	6,724	2004
	6.963476	8.614176	23.71%	5,772	2003
	10.095970	6.963476	-31.03%	4,918	2002
	10.000000	10.095970	0.96%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Stock Fund: Series I Shares - Q/NQ	11.013100	11.470926	4.16%	753	2005
	10.219051	11.013100	7.77%	799	2004
	8.304620	10.219051	23.05%	734	2003
	9.947104	8.304620	-16.51%	537	2002
	10.000000	9.947104	-0.53%	0	2001*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	12.836417	14.971718	16.63%	0	2005
	10.466614	12.836417	22.64%	0	2004
	8.199880	10.466614	27.64%	0	2003
	10.000000	8.199880	-18.00%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	13.343804	13.808600	3.48%	609,588	2005
	11.940757	13.343804	11.75%	626,313	2004
	9.333731	11.940757	27.93%	656,950	2003
	11.705008	9.333731	-20.26%	566,564	2002
	12.914785	11.705008	-9.37%	354,932	2001
	14.608384	12.914785	-11.59%	100,137	2000
	10.000000	12.515499	25.15%	0	1998*

54

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.428422	13.921341	12.01%	134,347	2005
	10.934729	12.428422	13.66%	155,861	2004
	8.879812	10.934729	23.14%	168,520	2003
	11.275782	8.879812	-21.25%	193,349	2002
	16.098754	11.275782	-29.96%	289,774	2001
	19.569739	16.098754	-17.74%	107,222	2000
	12.062037	19.569739	62.24%	16,178	1999
	10.000000	12.062037	20.62%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	11.289865	12.628843	11.86%	287,334	2005
	9.919506	11.289865	13.81%	297,548	2004
	8.055362	9.919506	23.14%	312,158	2003
	10.000000	8.055362	-19.45%	226,733	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.788517	10.901260	1.05%	74,245	2005
	9.856273	10.788517	9.46%	77,586	2004
	7.979129	9.856273	23.53%	56,845	2003
	10.000000	7.979129	-20.21%	10,212	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	17.972501	18.670139	3.88%	1,521,012	2005
	15.894190	17.972501	13.08%	1,677,569	2004
	12.461991	15.894190	27.54%	1,659,345	2003
	14.420645	12.461991	-13.58%	1,421,135	2002
	12.924722	14.420645	11.57%	646,646	2001
	11.060928	12.924722	16.85%	40,702	2000
	11.279817	11.060928	-1.94%	4,917	1999
	10.000000	11.279817	12.80%	0	1998*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.724012	10.772114	0.45%	277,794	2005
	10.247814	10.724012	4.65%	285,696	2004
	10.000000	10.247814	2.48%	106,553	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	10.898269	11.508201	5.60%	33,134	2005
	9.846677	10.898269	10.68%	30,059	2004
	7.934743	9.846677	24.10%	27,707	2003
	10.188588	7.934743	-22.12%	11,923	2002
	10.000000	10.188588	1.89%	0	2001*

55

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BB&T Variable Insurance Funds - BB&T Large Cap VIF	11.056669	11.690465	5.73%	64,939	2005
	9.878065	11.056669	11.93%	61,996	2004
	8.079525	9.878065	22.26%	58,093	2003
	10.166589	8.079525	-20.53%	29,423	2002
	10.000000	10.166589	1.67%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap Growth VIF	9.368254	9.440091	0.77%	29,960	2005
	8.967760	9.368254	4.47%	30,806	2004
	7.082708	8.967760	26.61%	28,735	2003
	10.300247	7.082708	-31.24%	18,119	2002
	10.000000	10.300247	3.00%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	12.988054	14.692814	13.13%	33,077	2005
	11.205730	12.988054	15.91%	32,522	2004
	8.296492	11.205730	35.07%	26,840	2003
	10.486205	8.296492	-20.88%	17,263	2002
	10.000000	10.486205	4.86%	0	2001*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	13.035094	14.973459	14.87%	0	2005
	11.170519	13.035094	16.69%	0	2004
	7.649197	11.170519	46.04%	0	2003
	11.746746	7.649197	-34.88%	0	2002
	16.644686	11.746746	-29.43%	0	2001
	20.760969	16.644686	-19.83%	0	2000
	12.839012	20.760969	61.70%	0	1999
	10.000000	12.839012	28.39%	0	1998*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	11.684919	13.572149	16.15%	0	2005
	10.296848	11.684919	13.48%	0	2004
	7.822670	10.296848	31.63%	0	2003
	9.875436	7.822670	-20.79%	0	2002
	12.847895	9.875436	-23.14%	0	2001
	17.529681	12.847895	-26.71%	1,129	2000
	11.551939	17.529681	51.75%	446	1999
	10.000000	11.551939	15.52%	0	1998*

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	13.935865	14.905426	6.96%	956	2005
	12.655306	13.935865	10.12%	1,278	2004
	10.223346	12.655306	23.79%	1,278	2003
	13.441552	10.223346	-23.94%	2,499	2002
	13.464612	13.441552	-0.17%	3,102	2001
	12.499772	13.464612	7.72%	1,209	2000
	11.896081	12.499772	5.07%	772	1999
	10.000000	11.896081	18.96%	0	1998*

56

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.357170	12.795006	3.54%	2,350,383	2005
	11.292966	12.357170	9.42%	2,685,637	2004
	7.618563	10.381496	36.27%	295,841	2003
	10.000000	7.618563	-23.81%	38,500	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.193646	10.446352	2.48%	125,840	2005
	9.704318	10.193646	5.04%	153,746	2004
	7.787219	9.704318	24.62%	202,739	2003
	11.081580	7.787219	-29.73%	227,001	2002
	14.472958	11.081580	-23.43%	234,301	2001
	16.447766	14.472958	-12.01%	127,094	2000
	12.784895	16.447766	28.65%	22,261	1999
	10.000000	12.784895	27.85%	0	1998*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	12.357170	12.795006	3.54%	2,350,383	2005
	11.292966	12.357170	9.42%	2,685,637	2004
	8.895399	11.292966	26.95%	2,809,696	2003
	11.585200	8.895399	-23.22%	2,489,181	2002
	13.339745	11.585200	-13.15%	1,650,641	2001
	14.867150	13.339745	-10.27%	492,133	2000
	12.464249	14.867150	19.28%	89,936	1999
	10.000000	12.464249	24.64%	0	1998*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.342942	12.741982	3.23%	383,583	2005
	11.880707	12.342942	3.89%	430,548	2004
	9.914002	11.880707	19.84%	455,998	2003
	12.036131	9.914002	-17.63%	390,215	2002
	13.420126	12.036131	-10.31%	207,988	2001
	13.657521	13.420126	-1.74%	30,032	2000
	12.389971	13.657521	10.23%	10,103	1999
	10.000000	12.389971	23.90%	0	1998*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	12.231073	12.798639	4.64%	2,322	2005
	11.107443	12.231073	10.12%	2,220	2004
	8.528249	11.107443	30.24%	2,798	2003
	10.662171	8.528249	-20.01%	358	2002
	10.000000	10.662171	6.62%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	13.962144	15.450871	10.66%	3,984	2005
	11.762272	13.962144	18.70%	4,230	2004
	8.722016	11.762272	34.86%	3,965	2003
	10.047625	8.722016	-13.19%	3,225	2002
	10.000000	10.047625	0.48%	0	2001*

57

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.107871	13.132275	0.19%	1,505,308	2005
	12.790643	13.107871	2.48%	1,634,123	2004
	12.358755	12.790643	3.49%	1,905,769	2003
	11.432220	12.358755	8.10%	1,834,358	2002
	10.702323	11.432220	6.82%	865,966	2001
	9.796953	10.702323	9.24%	61,248	2000
	10.000000	9.796953	-2.03%	5,716	1999*

Fidelity Variable Insurance Products Fund - VIP Equity - Income Portfolio: Service Class - Q/NQ	14.531777	15.199905	4.60%	2,569,561	2005
	13.191825	14.531777	10.16%	2,855,701	2004
	10.243000	13.191825	28.79%	2,886,811	2003
	12.478012	10.243000	-17.91%	2,424,350	2002
	13.294130	12.478012	-6.14%	1,414,676	2001
	12.410474	13.294130	7.12%	189,699	2000
	11.809798	12.410474	5.09%	56,595	1999
	10.000000	11.809798	18.10%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	11.618360	12.142810	4.51%	1,251,524	2005
	11.376318	11.618360	2.13%	1,550,719	2004
	8.662889	11.376318	31.32%	1,656,568	2003
	12.549094	8.662889	-30.97%	1,510,092	2002
	15.423665	12.549094	-18.64%	1,272,300	2001
	17.534950	15.423665	-12.04%	441,712	2000
	12.914475	17.534950	35.78%	63,633	1999
	10.000000	12.914475	29.14%	0	1998*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.457917	10.604160	1.40%	939,949	2005
	9.659661	10.457917	8.26%	1,031,227	2004
	7.692360	9.659661	25.57%	1,265,100	2003
	7.506322	7.692360	2.48%	856,728	2002
	8.615157	7.506322	-12.87%	494,523	2001
	11.255695	8.615157	-23.46%	118,481	2000
	10.530579	11.255695	6.89%	19,455	1999
	10.000000	10.530579	5.31%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	13.388056	15.753299	17.67%	57,899	2005
	11.928089	13.388056	12.24%	65,996	2004
	8.421945	11.928089	41.63%	75,622	2003
	10.690513	8.421945	-21.22%	90,931	2002
	13.731142	10.690513	-22.14%	97,289	2001
	17.171657	13.731142	-20.04%	43,731	2000
	12.187321	17.171657	40.90%	7,559	1999
	10.000000	12.187321	21.87%	0	1998*

58

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.309005	14.477894	17.62%	274,759	2005
	10.965863	12.309005	12.25%	241,083	2004
	7.739985	10.965863	41.68%	145,291	2003
	10.000000	7.739985	-22.60%	74,589	2002*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	16.297747	18.834678	15.57%	1,591,381	2005
	14.287374	16.297747	14.07%	1,468,083	2004
	11.255043	14.287374	26.94%	1,317,724	2003
	12.564462	11.255043	-10.42%	993,408	2002
	14.497111	12.564462	-13.33%	570,419	2001
	15.712599	14.497111	-7.74%	192,044	2000
	12.797152	15.712599	22.78%	37,857	1999
	10.000000	12.797152	27.97%	0	1998*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.464104	10.564594	0.96%	265,983	2005
	10.142433	10.464104	3.17%	155,733	2004
	10.000000	10.142433	1.42%	89,869	2003*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.217840	9.924641	7.67%	89,177	2005
	8.705771	9.217840	5.88%	116,553	2004
	6.788835	8.705771	28.24%	101,394	2003
	8.791124	6.788835	-22.78%	110,485	2002
	10.389625	8.791124	-15.39%	108,441	2001
	12.683293	10.389625	-18.08%	60,097	2000
	12.309512	12.683293	3.04%	18,699	1999
	10.000000	12.309512	23.10%	0	1998*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.113789	13.301272	1.43%	96,611	2005
	11.632535	13.113789	12.73%	187,527	2004
	7.454046	11.632535	56.06%	169,705	2003
	10.000000	7.454046	-25.46%	60,482	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class I - Q/NQ	12.134664	13.258865	9.26%	0	2005
	10.321614	12.134664	17.57%	0	2004
	7.873374	10.321614	31.10%	0	2003
	10.000000	7.873374	-21.27%	0	2002*

59

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	13.262747	13.429490	1.26%	538,346	2005
	12.180431	13.262747	8.89%	846,759	2004
	10.381496	12.514320	20.54%	256,595	2004
	10.072515	12.180431	20.93%	823,989	2003
	9.866328	10.072515	2.09%	631,222	2002
	9.573036	9.866328	3.06%	225,792	2001
	10.552305	9.573036	-9.28%	23,852	2000
	10.339812	10.552305	2.06%	442	1999
	10.000000	10.339812	3.40%	0	1998*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.463797	4.64%	145,914	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class I - Q/NQ	13.332348	17.489766	31.18%	11,890	2005
	11.164642	13.332348	19.42%	12,030	2004
	6.830658	11.164642	63.45%	12,108	2003
	8.147532	6.830658	-16.16%	14,231	2002
	8.689073	8.147532	-6.23%	12,005	2001
	10.000000	8.689073	-13.11%	0	2000*

GVIT Gartmore GVIT Emerging Markets Fund: Class III - Q/NQ	14.667907	19.244358	31.20%	214,356	2005
	12.281718	14.667907	19.43%	135,131	2004
	7.516119	12.281718	63.41%	104,238	2003
	10.000000	7.516119	-24.84%	44,634	2002*

GVIT Gartmore GVIT Global Financial Services Fund: Class III - Q/NQ	14.797628	16.270216	9.95%	52,842	2005
	12.352452	14.797628	19.80%	26,498	2004
	8.829190	12.352452	39.90%	25,381	2003
	10.000000	8.829190	-11.71%	11,950	2002*

GVIT Gartmore GVIT Global Health Sciences Fund: Class III - Q/NQ	12.196830	13.079189	7.23%	99,927	2005
	11.435502	12.196830	6.66%	96,518	2004
	8.453928	11.435502	35.27%	77,751	2003
	10.000000	8.453928	-15.46%	32,682	2002*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class I - Q/NQ	3.046771	2.997766	-1.61%	35,405	2005
	2.953284	3.046771	3.17%	39,064	2004
	1.923621	2.953284	53.53%	47,703	2003
	3.399372	1.923621	-43.41%	66,686	2002
	6.001519	3.399372	-43.36%	109,722	2001
	10.000000	6.001519	-39.98%	4,981	2000*

60

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Technology and Communications Fund: Class III - Q/NQ	11.296144	11.114941	-1.60%	40,397	2005
	10.953168	11.296144	3.13%	56,812	2004
	7.136357	10.953168	53.48%	61,523	2003
	10.000000	7.136357	-28.64%	18,615	2002*

GVIT Gartmore GVIT Global Utilities Fund: Class III - Q/NQ	12.540332	13.206283	5.31%	55,246	2005
	9.757613	12.540332	28.52%	29,053	2004
	7.945569	9.757613	22.81%	6,050	2003
	10.000000	7.945569	-20.54%	2,209	2002*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	12.704400	12.975103	2.13%	2,285,271	2005
	12.439896	12.704400	2.13%	2,570,106	2004
	12.331593	12.439896	0.88%	3,209,860	2003
	11.234737	12.331593	9.76%	3,503,439	2002
	10.591943	11.234737	6.07%	1,476,799	2001
	9.515930	10.591943	11.31%	199,744	2000
	9.853072	9.515930	-3.42%	22,093	1999
	10.000000	9.853072	-1.47%	0	1998*

GVIT Gartmore GVIT Growth Fund: Class I - Q/NQ	6.558208	6.907911	5.33%	64,114	2005
	6.131042	6.558208	6.97%	79,871	2004
	4.670172	6.131042	31.28%	109,088	2003
	6.624951	4.670172	-29.51%	81,965	2002
	9.321861	6.624951	-28.93%	72,133	2001
	12.829034	9.321861	-27.34%	61,038	2000
	12.439602	12.829034	3.13%	39,588	1999
	10.000000	12.439602	24.40%	0	1998*

GVIT Gartmore GVIT International Growth Fund: Class III - Q/NQ	11.773306	15.157788	28.75%	46,679	2005
	10.410101	11.773306	13.10%	29,275	2004
	7.777707	10.410101	33.85%	21,368	2003
	10.000000	7.777707	-22.22%	23,753	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.987504	11.226330	2.17%	539,369	2005
	10.615823	10.987504	3.50%	519,522	2004
	9.947392	10.615823	6.72%	511,086	2003
	10.000000	9.947392	-0.53%	315,287	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.373337	11.753180	3.34%	1,061,101	2005
	10.731567	11.373337	5.98%	1,119,658	2004
	9.543547	10.731567	12.45%	1,001,775	2003
	10.000000	9.543547	-4.56%	480,545	2002*

61

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.635859	12.123233	4.19%	2,293,586	2005
	10.741012	11.635859	8.33%	2,207,848	2004
	9.046478	10.741012	18.73%	1,973,409	2003
	10.000000	9.046478	-9.54%	799,396	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.939394	12.643526	5.90%	1,025,180	2005
	10.769790	11.939394	10.86%	1,023,981	2004
	8.598521	10.769790	25.25%	773,445	2003
	10.000000	8.598521	-14.01%	311,597	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.128091	12.946440	6.75%	192,160	2005
	10.754510	12.128091	12.77%	194,172	2004
	8.246178	10.754510	30.42%	176,528	2003
	10.000000	8.246178	-17.54%	61,257	2002*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class I - Q/NQ	13.149289	14.272001	8.54%	218,125	2005
	11.527438	13.149289	14.07%	245,862	2004
	8.317327	11.527438	38.60%	286,393	2003
	13.352487	8.317327	-37.71%	248,751	2002
	19.374164	13.352487	-31.08%	186,892	2001
	23.148836	19.374164	-16.31%	84,799	2000
	12.668723	23.148836	82.72%	5,302	1999
	10.000000	12.668723	26.69%	0	1998*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	11.171561	11.343801	1.54%	1,540,004	2005
	11.204900	11.171561	-0.30%	1,565,144	2004
	11.259085	11.204900	-0.48%	1,968,585	2003
	11.248046	11.259085	0.10%	3,077,417	2002
	10.978256	11.248046	2.46%	1,789,371	2001
	10.468792	10.978256	4.87%	228,081	2000
	10.095781	10.468792	3.69%	34,919	1999
	10.000000	10.095781	0.96%	0	1998

GVIT Gartmore GVIT Nationwide Fund: Class I - Q/NQ	11.981674	12.732098	6.26%	828,240	2005
	11.038527	11.981674	8.54%	956,673	2004
	8.752996	11.038527	26.11%	1,032,190	2003
	10.708803	8.752996	-18.26%	974,496	2002
	12.280107	10.708803	-12.80%	641,022	2001
	12.684916	12.280107	-3.19%	195,485	2000
	11.993303	12.684916	5.77%	65,991	1999
	10.000000	11.993303	19.93%	0	1998*

62

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Nationwide Leaders Fund: Class III - Q/NQ	13.341517	14.554291	9.09%	19,079	2005
	11.357826	13.341517	17.47%	13,762	2004
	9.143759	11.357826	24.21%	19,973	2003
	10.000000	9.143759	-8.56%	23,550	2002*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III - Q/NQ	12.574815	13.928088	10.76%	109,561	2005
	11.307350	12.574815	11.21%	113,954	2004
	7.502155	11.307350	50.72%	183,545	2003
	10.000000	7.502155	-24.98%	25,341	2002*

GVIT Gartmore Worldwide Leaders Fund: Class I - Q/NQ	11.741802	13.858748	18.03%	23,511	2005
	10.264387	11.741802	14.39%	29,558	2004
	7.627885	10.264387	34.56%	30,867	2003
	10.337468	7.627885	-26.21%	33,302	2002
	12.874957	10.337468	-19.71%	30,301	2001
	14.846771	12.874957	-13.28%	13.241	2000
	12.212250	14.846771	21.57%	1,969	1999
	10.000000	12.212250	22.12%	0	1998*

GVIT Gartmore GVIT Worldwide Leaders Fund: Class III - Q/NQ	15.540553	18.342427	18.03%	27,142	2005
	13.585158	15.540553	14.39%	8,696	2004
	10.000000	13.585158	35.85%	13,853	2003*

GVIT GVIT International Value Fund: Class III - Q/NQ	16.424694	18.202596	10.82%	94,671	2005
	13.809398	16.424694	18.94%	74,539	2004
	10.000000	13.809398	38.09%	14,892	2003*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	20.809277	23.071107	10.87%	679,690	2005
	18.180524	20.809277	14.46%	780,678	2004
	16.651955	18.180524	33.17%	756,902	2003
	16.298133	13.651955	-16.24%	634,435	2002
	16.698444	16.298133	-2.40%	270,929	2001
	14.654661	16.698444	13.95%	36,873	2000
	12.253848	14.654661	19.59%	78	1999
	10.000000	12.253848	22.54%	0	1998*

GVIT GVIT Small Cap Growth Fund: Class I - Q/NQ	14.621540	15.631166	6.91%	352,923	2005
	13.035349	14.621540	12.17%	411,929	2004
	9.816488	13.035349	32.79%	421,112	2003
	14.878675	9.816488	-34.02%	370,985	2002
	16.874259	14.878675	-11.83%	201,143	2001
	20.352098	16.874259	-17.09%	29,915	2000
	10.000000	20.352098	103.52%	16	1999*

63

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	29.647062	30.222899	1.94%	672,894	2005
	25.555935	29.647062	16.01%	786,962	2004
	16.473727	25.555935	55.13%	800,281	2003
	22.869189	16.473727	-27.97%	706,537	2002
	18.027390	22.869189	26.86%	362,271	2001
	16.391038	18.027390	9.98%	27,668	2000
	12.964349	16.391038	26.43%	2,332	1999
	10.000000	12.964349	29.64%	0	1998*

GVIT GVIT Small Company Fund: Class I - Q/NQ	23.032234	25.585419	11.09%	589,005	2005
	19.566351	23.032234	17.71%	623,352	2004
	14.029693	19.566351	39.46%	638,942	2003
	17.159419	14.029693	-18.24%	524,064	2002
	18.598401	17.159419	-7.74%	286,690	2001
	17.267747	18.598401	7.71%	66,093	2000
	12.123056	17.267747	42.44%	3,518	1999
	10.000000	12.123056	21.23%	0	1998*

GVIT J.P. Morgan GVIT Balanced Fund: Class I - Q/NQ	10.898060	11.052559	1.42%	611,974	2005
	10.156816	10.898060	7.30%	674,801	2004
	8.672706	10.156816	17.11%	677,120	2003
	10.000553	8.672706	-13.28%	572,323	2002
	10.498193	10.000553	-4.74%	364,251	2001
	10.651741	10.498193	-1.44%	109,044	2000
	10.677473	10.651741	-0.24%	10,460	1999
	10.000000	10.677473	6.77%	0	1998*

GVIT Van Kampen GVIT Comstock Value Fund: Class I - Q/NQ	11.922530	12.292541	3.10%	162,845	2005
	10.259752	11.922530	16.21%	159,808	2004
	7.892787	10.259752	29.99%	108,913	2003
	10.661295	7.892787	-25.97%	61,531	2002
	12.271980	10.661295	-13.12%	53,088	2001
	13.882376	12.271980	-11.60%	15,294	2000
	11.846282	13.882376	17.19%	1,812	1999
	10.000000	11.846282	18.46%	0	1998*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	13.725193	13.870570	1.06%	545,027	2005
	13.026690	13.725193	5.36%	508,870	2004
	11.748112	13.026690	10.88%	473,512	2003
	11.080176	11.748112	6.03%	377,561	2002
	10.753649	11.080176	3.04%	187,319	2001
	10.290756	10.753649	4.50%	27,660	2000
	10.245831	10.290756	0.44%	1,481	1999
	10.000000	10.245831	2.46%	0	1998*

64

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	11.400631	12.314314	8.01%	195,099	2005
	10.000000	11.400631	14.01%	68,592	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.270035	8.093142	11.32%	920,502	2005
	6.231243	7.270035	16.67%	1,028,114	2004
	5.240220	6.231243	18.91%	1,111,822	2003
	6.302423	5.240220	-16.85%	1,130,113	2002
	8.152720	6.302423	-22.70%	1,023,497	2001
	10.000000	8.152720	-18.47%	445,007	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.399492	3.750538	10.33%	285,531	2005
	3.417949	3.399492	-0.54%	339,813	2004
	2.359397	3.417949	44.87%	387,451	2003
	4.038883	2.359397	-41.58%	474,132	2002
	6.515527	4.038883	-38.01%	637,428	2001
	10.000000	6.515527	-34.84%	399,157	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.307067	11.348676	10.11%	78,671	2005
	10.335357	10.307067	-0.27%	89,482	2004
	7.102551	10.335357	45.52%	102,788	2003
	10.000000	7.102551	-28.97%	61,041	2002*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	7.111343	9.279830	30.49%	440,485	2005
	6.058322	7.111343	17.38%	496,030	2004
	4.553254	6.058322	33.05%	548,582	2003
	6.201296	4.553254	-26.58%	710,543	2002
	8.189524	6.201296	-24.28%	878,214	2001
	10.000000	8.189524	-18.10%	351,019	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	12.108943	15.810633	30.57%	332,868	2005
	10.313811	12.108943	17.41%	305,284	2004
	7.750784	10.313811	33.07%	335,708	2003
	10.000000	7.750784	-22.49%	232,278	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.186773	15.562268	9.70%	9,052	2005
	12.211795	14.186773	16.17%	3,264	2004
	10.000000	12.211795	22.12%	575	2003*

65

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	15.495457	16.611499	7.20%	287,218	2005
	13.528328	15.495457	14.54%	277,834	2004
	10.381389	13.528328	30.31%	315,992	2003
	14.271602	10.381389	-27.26%	264,337	2002
	14.652210	14.271602	-2.60%	138,744	2001
	14.648600	14.652210	0.02%	17,756	2000
	12.887023	14.648600	13.67%	2,098	1999
	10.000000	12.887023	28.87%	0	1998*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.992825	10.025843	0.33%	204,299	2005
	10.025854	9.992825	-0.33%	180,090	2004
	10.000000	10.025854	0.26%	70,715	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	14.879545	16.738599	12.49%	452,393	2005
	12.935499	14.879545	15.03%	501,498	2004
	10.212487	12.935499	26.66%	529,717	2003
	14.613925	10.212487	-30.12%	490,159	2002
	19.610857	14.613925	-25.48%	330,845	2001
	21.426404	19.610857	-8.47%	80,411	2000
	14.077949	21.426404	52.20%	3,637	1999
	10.000000	14.077949	40.78%	0	1998*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	14.214218	16.595294	16.75%	343,374	2005
	12.080039	14.214218	17.67%	315,660	2004
	9.041691	12.080039	33.60%	257,573	2003
	12.052088	9.041691	-24.98%	196,422	2002
	12.541566	12.052088	-3.90%	109,749	2001
	12.591929	12.541566	-0.40%	39,501	2000
	11.858021	12.591929	6.19%	6,848	1999
	10.000000	11.858021	18.58%	0	1998*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.300308	11.942734	5.69%	6,582	2005
	10.000000	11.300308	13.00%	5,606	2004*

66

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	15.683951	16.302811	3.95%	1,461,945	2005
	14.829748	15.683951	5.76%	1,646,275	2004
	11.451136	14.829748	29.50%	1,712,378	2003
	15.830623	11.451136	-27.66%	1,607,591	2002
	18.310774	15.830623	-13.54%	979,575	2001
	18.556149	18.310774	-1.32%	119,412	2000
	13.244991	18.556149	40.10%	17,485	1999
	10.000000	13.244991	32.45%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.640161	12.029135	13.05%	1,008,057	2005
	9.028338	10.640161	17.85%	1,102,773	2004
	6.382747	9.028338	41.45%	1,249,886	2003
	8.288465	6.382747	-22.99%	1,573,943	2002
	9.528196	8.288465	-13.01%	757,650	2001
	10.000000	9.528196	-4.72%	27,353	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	16.795982	18.993498	13.08%	606,535	2005
	14.247804	16.795982	17.88%	569,465	2004
	10.000000	14.247804	42.48%	446,563	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	12.974169	13.598711	4.81%	1,140,004	2005
	11.984770	12.974169	8.26%	1,252,368	2004
	9.562870	11.984770	25.33%	1,342,431	2003
	11.907673	9.562870	-19.69%	1,153,099	2002
	13.402637	11.907673	-11.15%	768,411	2001
	14.854438	13.402637	-9.77%	179,629	2000
	12.340636	14.854438	20.37%	17,613	1999
	10.000000	12.340636	23.41%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Mid Cap Fund/VA: Non-Service Shares - Q/NQ	15.019928	16.686412	11.10%	551,665	2005
	12.679364	15.019928	18.46%	595,896	2004
	10.207958	12.679364	24.21%	630,873	2003
	14.294141	10.207958	-28.59%	603,699	2002
	21.029849	14.294141	-32.03%	430,833	2001
	23.954947	21.029849	-12.21%	156,829	2000
	13.191805	23.954947	81.59%	9,867	1999
	10.000000	13.191805	31.92%	0	1998*

67

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	26.007067	28.872927	11.02%	42,471	2005
	23.892237	26.007067	8.85%	47,881	2004
	18.893275	23.892237	26.46%	66,906	2003
	17.490433	18.893275	8.02%	48,622	2002
	16.063592	17.490433	8.88%	5,619	2001
	14.580968	16.063592	10.17%	3,436	2000
	11.395495	14.580968	27.95%	0	1999
	10.000000	11.395495	13.95%	0	1998*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	11.904429	13.077056	9.85%	0	2005
	10.253849	11.904429	16.10%	0	2004
	8.136858	10.253849	26.02%	0	2003
	10.000000	8.136858	-18.63%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	6.922052	8.048885	16.28%	106,591	2005
	5.755939	6.922052	20.26%	102,273	2004
	4.105313	5.755939	40.21%	81,881	2003
	6.029777	4.105313	-31.92%	68,605	2002
	8.625825	6.029777	-30.10%	49,606	2001
	10.000000	8.625825	-13.74%	2,919	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	24.641706	28.527219	15.77%	461,707	2005
	18.267262	24.641706	34.90%	530,380	2004
	13.431758	18.267262	36.00%	486,523	2003
	13.688917	13.431758	-1.88%	386,877	2002
	12.601811	13.688917	8.63%	149,344	2001
	12.117726	12.601811	3.99%	14,825	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	25.475580	33.258208	30.55%	16,953	2005
	20.461231	25.475580	24.51%	19,399	2004
	13.417673	20.461231	52.49%	32,266	2003
	13.972459	13.417673	-3.97%	29,735	2002
	14.389442	13.972459	-2.90%	50,163	2001
	25.026598	14.389442	-42.50%	6,172	2000
	12.634284	25.026598	98.08%	114	1999
	10.000000	12.634284	26.34%	0	1998*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	12.635307	16.478735	30.42%	64,540	2005
	10.000000	12.635307	26.35%	14,755	2004*

68

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	19.582479	29.375443	50.01%	31,140	2005
	15.938475	19.582479	22.86%	32,667	2004
	11.130644	15.938475	43.19%	64,061	2003
	11.582739	11.130644	-3.90%	30,918	2002
	13.078363	11.582739	-11.44%	23,595	2001
	11.869689	13.078363	10.18%	509	2000
	9.918535	11.869689	19.67%	0	1999
	10.000000	9.918535	-0.81%	0	1998*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	12.492289	18.732746	49.95%	62,870	2005
	10.000000	12.492289	24.92%	13,597	2004*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	10.770053	11.583572	7.55%	131,863	2005
	9.930008	10.770053	8.46%	136,904	2004
	7.438990	9.930008	33.49%	158,307	2003
	9.825236	7.438990	-24.29%	140,161	2002
	9.903675	9.825236	-0.79%	75,232	2001
	10.000000	9.903675	-0.96%	20,554	2000*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	10.706330	11.423797	6.70%	1,102,068	2005
	9.156942	10.706330	16.92%	1,266,953	2004
	6.757847	9.156942	35.50%	1,356,264	2003
	9.337249	6.757847	-27.62%	1,335,477	2002
	9.804830	9.337249	-4.77%	711,879	2001
	10.000000	9.804830	-1.95%	15,687	2000*

69

Optional Benefits Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Balanced Fund: Series I Shares - Q/NQ	10.045327	10.455194	4.08%	5,621	2005
	9.451401	10.045327	6.28%	6,081	2004
	8.216845	9.451401	15.02%	5,160	2003
	10.027135	8.216845	-18.05%	3,535	2002
	10.000000	10.027135	0.27%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Blue Chip Fund: Series I Shares - Q/NQ	9.343575	9.559580	2.31%	448	2005
	9.030233	9.343575	3.47%	103	2004
	7.299783	9.030233	23.71%	42	2003
	10.001249	7.299783	-27.01%	0	2002
	10.000000	10.001249	0.01%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	10.396969	11.185888	7.59%	5,575	2005
	9.864304	10.396969	5.40%	5,763	2004
	7.704578	9.864304	28.03%	2,144	2003
	10.303987	7.704578	-25.23%	0	2002
	10.000000	10.303987	3.04%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	8.996945	9.396714	4.44%	3,173	2005
	8.604927	8.996945	4.56%	3,195	2004
	6.959508	8.604927	23.64%	1,487	2003
	10.095341	6.959508	-31.06%	1,419	2002
	10.000000	10.095341	0.95%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Stock Fund: Series I Shares - Q/NQ	10.995720	11.447046	4.10%	0	2005
	10.208083	10.995720	7.72%	0	2004
	8.299896	10.208083	22.99%	0	2003
	9.946483	8.299896	-16.55%	0	2002
	10.000000	9.946483	-0.54%	0	2001*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	12.819102	14.943983	16.58%	0	2005
	10.457776	12.819102	22.58%	0	2004
	8.197100	10.457776	27.58%	0	2003
	10.000000	8.197100	-18.03%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	13.301697	13.758089	3.43%	338,397	2005
	11.909093	13.301697	11.69%	391,732	2004
	9.313685	11.909093	27.87%	424,434	2003
	11.685785	9.313685	-20.30%	258,509	2002
	12.900147	11.685785	-9.41%	146,347	2001
	14.599165	12.900147	-11.64%	22,723	2000
	12.513926	14.599165	16.66%	108	1999
	10.000000	12.513926	25.14%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.389207	13.870417	11.96%	59,967	2005
	10.905738	12.389207	13.60%	69,315	2004
	8.860735	10.905738	23.08%	75,071	2003
	11.257260	8.860735	-21.29%	88,529	2002
	16.080508	11.257260	-29.99%	103,345	2001
	19.557409	16.080508	-17.78%	33,087	2000
	12.060517	19.557409	62.16%	1,453	1999
	10.000000	12.060517	20.61%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	11.274627	12.605434	11.80%	178,623	2005
	9.911125	11.274627	13.76%	174,146	2004
	8.052630	9.911125	23.08%	165,999	2003
	10.000000	8.052630	-19.47%	75,005	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.773958	10.881052	0.99%	105,245	2005
	9.847945	10.773958	9.40%	56,446	2004
	7.976414	9.847945	23.46%	55,365	2003
	10.000000	7.976414	-20.24%	11,216	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	17.915769	18.601817	3.83%	805,700	2005
	15.852041	17.915769	13.02%	879,718	2004
	12.435228	15.852041	27.48%	899,824	2003
	14.396972	12.435228	-13.63%	752,641	2002
	12.910062	14.396972	11.52%	314,969	2001
	11.053935	12.910062	16.79%	8,137	2000
	11.278389	11.053935	-1.99%	334	1999
	10.000000	11.278389	12.78%	0	1998*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.714951	10.757583	0.40%	198,524	2005
	10.244335	10.714951	4.59%	198,356	2004
	10.000000	10.244335	2.44%	59,426	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	10.881083	11.484269	5.54%	21,951	2005
	9.836114	10.881083	10.62%	23,912	2004
	7.930224	9.836114	24.03%	24,189	2003
	10.187952	7.930224	-22.16%	25,745	2002
	10.000000	10.187952	1.88%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF	11.039213	11.666137	5.68%	30,451	2005
	9.867462	11.039213	11.87%	31,918	2004
	8.074931	9.867462	22.20%	28,786	2003
	10.165952	8.074931	-20.57%	24,942	2002
	10.000000	10.165952	1.66%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap Growth VIF	9.353481	9.420459	0.72%	2,953	2005
	8.958141	9.353481	4.41%	2,891	2004
	7.078674	8.958141	26.55%	1,039	2003
	10.299605	7.078674	-31.27%	956	2002
	10.000000	10.299605	3.00%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	12.967550	14.662236	13.07%	5,325	2005
	11.193697	12.967550	15.85%	5,735	2004
	8.291769	11.193697	35.00%	4,577	2003
	10.485554	8.291769	-20.92%	1,595	2002
	10.000000	10.485554	4.86%	0	2001*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	12.993931	14.918660	14.81%	0	2005
	11.140880	12.993931	16.63%	0	2004
	7.632760	11.140880	45.96%	0	2003
	11.727447	7.632760	-34.92%	0	2002
	16.625822	11.727447	-29.46%	0	2001
	20.747888	16.625822	-19.87%	0	2000
	12.837404	20.747888	61.62%	0	1999
	10.000000	12.837404	28.37%	0	1998*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	11.648046	13.522500	16.09%	0	2005
	10.269549	11.648046	13.42%	0	2004
	7.805870	10.269549	31.56%	0	2003
	9.859228	7.805870	-20.83%	1,988	2002
	12.833338	9.859228	-23.17%	1,988	2001
	17.518646	12.833338	-26.74%	1,988	2000
	11.550487	17.518646	51.67%	0	1999
	10.000000	11.550487	15.50%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	13.891904	14.850917	6.90%	0	2005
	12.621765	13.891904	10.06%	1,556	2004
	10.201400	12.621765	23.73%	4	2003
	13.419495	10.201400	-23.98%	109	2002
	13.449360	13.419495	-0.22%	260	2001
	12.491882	13.449360	7.66%	421	2000
	11.894592	12.491882	5.02%	679	1999
	10.000000	11.894592	18.95%	0	1998*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.497476	13.247767	6.00%	190,772	2005
	10.372759	12.497476	20.48%	182,359	2004
	7.615982	10.372759	36.20%	130,286	2003
	10.000000	7.615982	-23.84%	38,357	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.161439	10.408090	2.43%	85,456	2005
	9.678551	10.161439	4.99%	125,732	2004
	7.770469	9.678551	24.56%	109,033	2003
	11.063366	7.770469	-29.76%	122,848	2002
	14.456547	11.063366	-23.47%	100,403	2001
	16.437396	14.456547	-12.05%	46,993	2000
	12.783289	16.437396	28.59%	6,032	1999
	10.000000	12.783289	27.83%	0	1998*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	12.318167	12.748193	3.49%	1,565,759	2005
	11.263009	12.318167	9.37%	1,749,722	2004
	8.876292	11.263009	26.89%	1,789,204	2003
	11.566182	8.876292	-23.26%	1,368,266	2002
	13.324628	11.566182	-13.20%	749,618	2001
	14.857773	13.324628	-10.32%	253,249	2000
	12.462691	14.857773	19.22%	22,434	1999
	10.000000	12.462691	24.63%	0	1998*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.304021	12.695402	3.18%	244,067	2005
	11.849234	12.304021	3.84%	279,558	2004
	9.892733	11.849234	19.78%	319,684	2003
	12.016387	9.892733	-17.67%	209,281	2002
	13.404933	12.016387	-10.36%	96,329	2001
	13.648909	13.404933	-1.79%	14,660	2000
	12.388419	13.648909	10.17%	6,456	1999
	10.000000	12.388419	23.88%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	12.211744	12.771972	4.59%	0	2005
	11.095498	12.211744	10.06%	0	2004
	8.523390	11.095498	30.18%	0	2003
	10.661508	8.523390	-20.05%	0	2002
	10.000000	10.661508	6.62%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	13.940122	15.418723	10.61%	375	2005
	11.749655	13.940122	18.64%	1,606	2004
	8.717060	11.749655	34.79%	4,255	2003
	10.046998	8.717060	-13.24%	3,224	2002
	10.000000	10.046998	0.47%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.070401	13.088130	0.14%	878,237	2005
	12.760534	13.070401	2.43%	1,014,366	2004
	12.335897	12.760534	3.44%	1,212,171	2003
	11.416849	12.335897	8.05%	966,159	2002
	10.693364	11.416849	6.77%	441,089	2001
	9.793677	10.693364	9.19%	20,525	2000
	10.000000	9.793677	-2.06%	3,409	1999*

Fidelity Variable Insurance Products Fund - VIP Equity - Income Portfolio: Service Class - Q/NQ	14.485907	15.144293	4.55%	1,363,123	2005
	13.156833	14.485907	10.10%	1,531,050	2004
	10.220994	13.156833	28.72%	1,557,847	2003
	12.457519	10.220994	-17.95%	1,204,135	2002
	13.279061	12.457519	-6.19%	641,311	2001
	12.402631	13.279061	7.07%	59,212	2000
	11.808307	12.402631	5.03%	5,809	1999
	10.000000	11.808307	18.08%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	11.581701	12.098405	4.46%	677,915	2005
	11.346151	11.581701	2.08%	821,295	2004
	8.644282	11.346151	31.26%	843,629	2003
	12.528481	8.644282	-31.00%	704,263	2002
	15.406192	12.528481	-18.68%	525,759	2001
	17.523903	15.406192	-12.08%	173,505	2000
	12.912859	17.523903	35.71%	10,283	1999
	10.000000	12.912859	29.13%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.424872	10.565336	1.35%	538,999	2005
	9.634008	10.424872	8.21%	462,697	2004
	7.675825	9.634008	25.51%	740,024	2003
	7.493979	7.675825	2.43%	329,290	2002
	8.605370	7.493979	-12.92%	180,057	2001
	11.248584	8.605370	-23.50%	33,809	2000
	10.529250	11.248584	6.83%	3,763	1999
	10.000000	10.529250	5.29%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	13.345817	15.695687	17.61%	42,270	2005
	11.896469	13.345817	12.18%	46,908	2004
	8.403857	11.896469	41.56%	48,869	2003
	10.672961	8.403857	-21.26%	54,366	2002
	13.715591	10.672961	-22.18%	57,460	2001
	17.160838	13.715591	-20.08%	8,136	2000
	12.185792	17.160838	40.83%	28	1999
	10.000000	12.185792	21.86%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.292402	14.451083	17.56%	239,620	2005
	10.956617	12.292402	12.19%	177,235	2004
	7.737361	10.956617	41.61%	154,930	2003
	10.000000	7.737361	-22.63%	60,868	2002*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	16.246321	18.765787	15.51%	891,123	2005
	14.249503	16.246321	14.01%	928,113	2004
	11.230871	14.249503	26.88%	812,350	2003
	12.543824	11.230871	-10.47%	515,269	2002
	14.480674	12.543824	-13.38%	257,169	2001
	15.702687	14.480674	-7.78%	73,712	2000
	12.795546	15.702687	22.72%	8,757	1999
	10.000000	12.795546	27.96%	0	1998*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.455277	10.550355	0.91%	94,383	2005
	10.139004	10.455277	3.12%	36,101	2004
	10.000000	10.139004	1.39%	14,381	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.188710	9.888284	7.61%	31,981	2005
	8.682645	9.188710	5.83%	49,080	2004
	6.774232	8.682645	28.17%	57,358	2003
	8.776671	6.774232	-22.82%	57,075	2002
	10.377837	8.776671	-15.43%	43,354	2001
	12.675276	10.377837	-18.13%	25,294	2000
	12.307964	12.675276	2.98%	5,159	1999
	10.000000	12.307964	23.08%	0	1998*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.096147	13.276674	1.38%	125,614	2005
	11.622753	13.096147	12.68%	139,178	2004
	7.451528	11.622753	55.98%	165,643	2003
	10.000000	7.451528	-25.48%	32,169	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class I - Q/NQ	12.118301	13.234311	9.21%	0	2005
	10.312906	12.118301	17.51%	0	2004
	7.870705	10.312906	31.03%	0	2003
	10.000000	7.870705	-21.29%	0	2002*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	13.220896	13.380377	1.21%	303,050	2005
	12.148136	13.220896	8.83%	557,111	2004
	10.050887	12.148136	20.87%	454,967	2003
	9.850124	10.050887	2.04%	327,019	2002
	9.562175	9.850124	3.01%	93,709	2001
	10.545637	9.562175	-9.33%	18,241	2000
	10.338506	10.545637	2.00%	0	1999
	10.000000	10.338506	3.39%	0	1998*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.460288	4.60%	59,350	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class I - Q/NQ	13.303723	17.443443	31.12%	3,847	2005
	11.146305	13.303723	19.36%	4,379	2004
	6.822884	11.146305	63.37%	4,669	2003
	8.142380	6.822884	-16.21%	8,365	2002
	8.688017	8.142380	-6.28%	15,659	2001
	10.000000	8.688017	-13.12%	0	2000*

GVIT Gartmore GVIT Emerging Markets Fund: Class III - Q/NQ	14.648149	19.208764	31.13%	168,281	2005
	12.271368	14.648149	19.37%	117,475	2004
	7.513570	12.271368	63.32%	62,127	2003
	10.000000	7.513570	-24.86%	16,853	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Financial Services Fund: Class III - Q/NQ	14.775700	16.237918	9.90%	20,118	2005
	12.340380	14.775700	19.73%	20,011	2004
	8.825014	12.340380	39.83%	16,414	2003
	10.000000	8.825014	-11.75%	8,258	2002*

GVIT Gartmore GVIT Global Health Sciences Fund: Class III - Q/NQ	12.178764	13.053238	7.18%	127,079	2005
	11.424339	12.178764	6.60%	95,356	2004
	8.449939	11.424339	35.20%	70,568	2003
	10.000000	8.449939	-15.50%	24,952	2002*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class I - Q/NQ	3.040196	2.989804	-1.66%	3,730	2005
	2.948398	3.040196	3.11%	11,702	2004
	1.921414	2.948398	53.45%	16,530	2003
	3.397209	1.921414	-43.44%	18,430	2002
	6.000784	3.397209	-43.39%	27,935	2001
	10.000000	6.000784	-39.99%	5,530	2000*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class III - Q/NQ	11.280914	11.094359	-1.65%	26,221	2005
	10.943922	11.280914	3.08%	28,256	2004
	7.133934	10.943922	53.41%	33,087	2003
	10.000000	7.133934	-28.66%	10,385	2002*

GVIT Gartmore GVIT Global Utilities Fund: Class III - Q/NQ	12.521728	13.180039	5.26%	61,708	2005
	9.748072	12.521728	28.45%	74,335	2004
	7.941816	9.748072	22.74%	7,597	2003
	10.000000	7.941816	-20.58%	469	2002*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	12.664327	12.927647	2.08%	1,225,716	2005
	12.406921	12.664327	2.07%	1,379,645	2004
	12.305129	12.406921	0.83%	1,600,394	2003
	11.216307	12.305129	9.71%	1,692,392	2002
	10.579941	11.216307	6.01%	760,538	2001
	9.509925	10.579941	11.25%	52,138	2000
	9.851828	9.509925	-3.47%	10,531	1999
	10.000000	9.851828	-1.48%	0	1998*

GVIT Gartmore GVIT Growth Fund: Class I - Q/NQ	6.537501	6.882641	5.28%	128,049	2005
	6.114786	6.537501	6.91%	122,598	2004
	4.660144	6.114786	31.21%	123,549	2003
	6.614069	4.660144	-29.54%	72,366	2002
	9.311292	6.614069	-28.97%	27,242	2001
	12.820934	9.311292	-27.37%	9,536	2000
	12.438039	12.820934	3.08%	10,795	1999
	10.000000	12.438039	24.38%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT International Growth Fund: Class III - Q/NQ	11.757438	15.129732	28.68%	34,855	2005
	10.401328	11.757438	13.04%	21,516	2004
	7.775080	10.401328	33.78%	19,486	2003
	10.000000	7.775080	-22.25%	8,868	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.971215	11.204020	2.12%	338,063	2005
	10.605451	10.971215	3.45%	449,073	2004
	9.942704	10.605451	6.67%	461,165	2003
	10.000000	9.942704	-0.57%	293,357	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.356507	11.729868	3.29%	751,917	2005
	10.721096	11.356507	5.93%	760,521	2004
	9.539048	10.721096	12.39%	728,876	2003
	10.000000	9.539048	-4.61%	330,433	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.618642	12.099196	4.14%	1,783,747	2005
	10.730544	11.618642	8.28%	1,813,336	2004
	9.042222	10.730544	18.67%	1,643,008	2003
	10.000000	9.042222	-9.58%	456,100	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.921713	12.618444	5.84%	1,151,938	2005
	10.759274	11.921713	10.80%	1,152,104	2004
	8.594465	10.759274	25.19%	1,140,984	2003
	10.000000	8.594465	-14.06%	384,549	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.110133	12.920750	6.69%	240,237	2005
	10.744012	12.110133	12.72%	239,193	2004
	8.242281	10.744012	30.35%	203,891	2003
	10.000000	8.242281	-17.58%	43,745	2002*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class I - Q/NQ	13.107754	14.219750	8.48%	152,956	2005
	11.496850	13.107754	14.01%	141,766	2004
	8.299447	11.496850	38.53%	162,025	2003
	13.330533	8.299447	-37.74%	103,698	2002
	19.352193	13.330533	-31.12%	76,927	2001
	23.134244	19.352193	-16.35%	21,986	2000
	12.667131	23.134244	82.63%	4	1999
	10.000000	12.667131	26.67%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	11.136308	11.302306	1.49%	762,498	2005
	11.175193	11.136308	-0.35%	864,711	2004
	11.234913	11.175193	-0.53%	886,647	2003
	11.229574	11.234913	0.05%	1,334,983	2002
	10.965798	11.229574	2.41%	829,390	2001
	10.462170	10.965798	4.81%	87,363	2000
	10.094495	10.462170	3.64%	4,389	1999
	10.000000	10.094495	0.94%	0	1998

GVIT Gartmore GVIT Nationwide Fund: Class I - Q/NQ	11.943858	12.685521	6.21%	275,536	2005
	11.009243	11.943858	8.49%	353,883	2004
	8.734199	11.009243	26.05%	417,545	2003
	10.691229	8.734199	-18.31%	368,571	2002
	12.266207	10.691229	-12.84%	270,233	2001
	12.676933	12.266207	-3.24%	83,174	2000
	11.991803	12.676933	5.71%	9,053	1999
	10.000000	11.991803	19.92%	0	1998*

GVIT Gartmore GVIT Nationwide Leaders Fund: Class III - Q/NQ	13.321756	14.525413	9.04%	17,473	2005
	11.346739	13.321756	17.41%	12,517	2004
	9.139446	11.346739	24.15%	9,700	2003
	10.000000	9.139446	-8.61%	8,379	2002*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III - Q/NQ	12.556161	13.900426	10.71%	56,997	2005
	11.296287	12.556161	11.15%	53,299	2004
	7.498608	11.296287	50.65%	61,204	2003
	10.000000	7.498608	-25.01%	19,447	2002*

GVIT Gartmore Worldwide Leaders Fund: Class I - Q/NQ	11.704753	13.808057	17.97%	14,165	2005
	10.237171	11.704753	14.34%	14,279	2004
	7.611516	10.237171	34.50%	18,006	2003
	10.320501	7.611516	-26.25%	25,082	2002
	12.860372	10.320501	-19.75%	10,549	2001
	14.837408	12.860372	-13.32%	7,204	2000
	12.210713	14.837408	21.51%	1,060	1999
	10.000000	12.210713	22.11%	0	1998*

GVIT Gartmore GVIT Worldwide Leaders Fund: Class III - Q/NQ	15.527453	18.317742	17.97%	16,132	2005
	13.580570	15.527453	14.34%	10,024	2004
	10.000000	13.580570	35.81%	9,876	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT International Value Fund: Class III - Q/NQ	16.410853	18.178088	10.77%	98,803	2005
	13.804740	16.410853	18.88%	63,803	2004
	10.000000	13.804740	38.05%	23,831	2003*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	20.743589	22.986686	10.81%	428,127	2005
	18.132311	20.743589	14.40%	471,613	2004
	13.622624	18.132311	33.10%	466,898	2003
	16.271356	13.622624	-16.28%	327,800	2002
	16.679519	16.271356	-2.45%	121,843	2001
	14.645409	16.679519	13.89%	16,740	2000
	12.252304	14.645409	19.53%	30	1999
	10.000000	12.252304	22.52%	0	1998*

GVIT GVIT Small Cap Growth Fund: Class I - Q/NQ	14.579713	15.578606	6.85%	182,974	2005
	13.004630	14.579713	12.11%	198,220	2004
	9.798306	13.004630	32.72%	228,567	2003
	14.858644	9.798306	-34.06%	158,703	2002
	16.860140	14.858644	-11.87%	80,758	2001
	20.345317	16.860140	-17.13%	13,657	2000
	10.000000	20.345317	103.45%	0	1999*

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	29.553543	30.112384	1.89%	295,994	2005
	25.488198	29.553543	15.95%	365,351	2004
	16.438351	25.488198	55.05%	379,823	2003
	22.831653	16.438351	-28.00%	311,372	2002
	18.006956	22.831653	26.79%	168,598	2001
	16.380692	18.006956	9.93%	12,878	2000
	12.962717	16.380692	26.37%	1,583	1999
	10.000000	12.962717	29.63%	0	1998*

GVIT GVIT Small Company Fund: Class I - Q/NQ	22.959559	25.491825	11.03%	296,969	2005
	19.514472	22.959559	17.65%	324,595	2004
	13.999555	19.514472	39.39%	328,012	2003
	17.131237	13.999555	-18.28%	267,657	2002
	18.577322	17.131237	-7.78%	125,153	2001
	17.256864	18.577322	7.65%	30,804	2000
	12.121529	17.256864	42.37%	6,650	1999
	10.000000	12.121529	21.22%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT J.P. Morgan GVIT Balanced Fund: Class I - Q/NQ	10.863672	11.012128	1.37%	342,050	2005
	10.129897	10.863672	7.24%	382,492	2004
	8.654097	10.129897	17.05%	376,992	2003
	9.984133	8.654097	-13.32%	274,448	2002
	10.486281	9.984133	-4.79%	117,237	2001
	10.645005	10.486281	-1.49%	37,310	2000
	10.676123	10.645005	-0.29%	0	1999
	10.000000	10.676123	6.76%	0	1998*

GVIT Van Kampen GVIT Comstock Value Fund: Class I - Q/NQ	11.884888	12.247557	3.05%	183,639	2005
	10.232526	11.884888	16.15%	190,074	2004
	7.875820	10.232526	29.92%	150,587	2003
	10.643778	7.875820	-26.01%	108,132	2002
	12.258057	10.643778	-13.17%	88,346	2001
	13.873607	12.258057	-11.64%	16,216	2000
	11.844786	13.873607	17.13%	835	1999
	10.000000	11.844786	18.45%	0	1998*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	13.681913	13.819851	1.01%	233,194	2005
	12.992190	13.681913	5.31%	245,596	2004
	11.722912	12.992190	10.83%	240,713	2003
	11.062002	11.722912	5.97%	261,771	2002
	10.741462	11.062002	2.98%	158,025	2001
	10.284262	10.741462	4.45%	18,768	2000
	10.244538	10.284262	0.39%	2,287	1999
	10.000000	10.244538	2.45%	0	1998*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	11.396821	12.303996	7.96%	114,473	2005
	10.000000	11.396821	13.97%	36,857	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.251916	8.068907	11.27%	427,527	2005
	6.218858	7.251916	16.61%	520,361	2004
	5.232452	6.218858	18.85%	605,674	2003
	6.296270	5.232452	-16.90%	521,036	2002
	8.148922	6.296270	-22.73%	480,337	2001
	10.000000	8.148922	-18.51%	219,493	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.391029	3.739321	10.27%	108,942	2005
	3.411159	3.391029	-0.59%	133,946	2004
	2.355896	3.411159	44.79%	176,965	2003
	4.034937	2.355896	-41.61%	206,001	2002
	6.512483	4.034937	-38.04%	280,985	2001
	10.000000	6.512483	-34.88%	156,908	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.293165	11.327646	10.05%	42,877	2005
	10.326633	10.293165	-0.32%	49,679	2004
	7.100137	10.326633	45.44%	42,534	2003
	10.000000	7.100137	-29.00%	21,391	2002*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	7.093614	9.252030	30.43%	195,923	2005
	6.046281	7.093614	17.32%	235,402	2004
	4.546506	6.046281	32.99%	275,018	2003
	6.195252	4.546506	-26.61%	328,594	2002
	8.185713	6.195252	-24.32%	401,635	2001
	10.000000	8.185713	-18.14%	157,268	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	12.092621	15.781376	30.50%	118,257	2005
	10.305108	12.092621	17.35%	133,435	2004
	7.748155	10.305108	33.00%	128,007	2003
	10.000000	7.748155	-22.52%	88,076	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.174825	15.541326	9.64%	3,169	2005
	12.207678	14.174825	16.11%	771	2004
	10.000000	12.207678	22.08%	250	2003*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	15.446584	16.550762	7.15%	170,168	2005
	13.492463	15.446584	14.48%	178,786	2004
	10.359099	13.492463	30.25%	200,293	2003
	14.248188	10.359099	-27.30%	149,252	2002
	14.635622	14.248188	-2.65%	96,978	2001
	14.639366	14.635622	-0.03%	5,136	2000
	12.885403	14.639366	13.61%	1,244	1999
	10.000000	12.885403	28.85%	0	1998*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.984412	10.012367	0.28%	131,505	2005
	10.022469	9.984412	-0.38%	74,454	2004
	10.000000	10.022469	0.22%	43,221	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	14.832576	16.677360	12.44%	213,525	2005
	12.901188	14.832576	14.97%	244,859	2004
	10.190559	12.901188	26.60%	264,360	2003
	14.589932	10.190559	-30.15%	235,316	2002
	19.588644	14.589932	-25.52%	148,489	2001
	21.412911	19.588644	-8.52%	40,069	2000
	14.076184	21.412911	52.12%	196	1999
	10.000000	14.076184	40.76%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	14.169347	16.534564	16.69%	138,829	2005
	12.047999	14.169347	17.61%	74,883	2004
	9.022270	12.047999	33.54%	78,930	2003
	12.032300	9.022270	-25.02%	62,633	2002
	12.527350	12.032300	-3.95%	25,516	2001
	12.583972	12.527350	-0.45%	5,158	2000
	11.856528	12.583972	6.14%	1,898	1999
	10.000000	11.856528	18.57%	0	1998*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.296531	11.932717	5.63%	1,947	2005
	10.000000	11.296531	12.97%	1,075	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	15.634471	16.243171	3.89%	831,167	2005
	14.790435	15.634471	5.71%	883,209	2004
	11.426546	14.790435	29.44%	893,702	2003
	15.804639	11.426546	-27.70%	773,243	2002
	18.290036	15.804639	-13.59%	397,876	2001
	18.544459	18.290036	-1.37%	75,179	2000
	13.243332	18.544459	40.03%	5,203	1999
	10.000000	13.243332	32.43%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.615063	11.994723	13.00%	514,153	2005
	9.011599	10.615063	17.79%	599,639	2004
	6.374126	9.011599	41.38%	710,060	2003
	8.281465	6.374126	-23.03%	921,010	2002
	9.525016	8.281465	-13.06%	383,590	2001
	10.000000	9.525016	-4.75%	17,604	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	16.781825	18.967927	13.03%	387,492	2005
	14.242986	16.781825	17.83%	359,934	2004
	10.000000	14.242986	42.43%	294,048	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	12.933232	13.548971	4.76%	543,344	2005
	11.952995	12.933232	8.20%	626,851	2004
	9.542333	11.952995	25.26%	731,773	2003
	11.888126	9.542333	-19.73%	569,305	2002
	13.387444	11.888126	-11.20%	377,989	2001
	14.845060	13.387444	-9.82%	95,500	2000
	12.339083	14.845060	20.31%	4,870	1999
	10.000000	12.339083	23.39%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Mid Cap Fund/VA: Non-Service Shares - Q/NQ	14.972502	16.625356	11.04%	213,620	2005
	12.645718	14.972502	18.40%	185,688	2004
	10.186018	12.645718	24.15%	193,632	2003
	14.270642	10.186018	-28.62%	189,178	2002
	21.006006	14.270642	-32.06%	140,424	2001
	23.939845	21.006006	-12.26%	58,925	2000
	13.190143	23.939845	81.50%	1,868	1999
	10.000000	13.190143	31.90%	0	1998*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	25.924994	28.767313	10.96%	21,982	2005
	23.828896	25.924994	8.80%	30,312	2004
	18.852711	23.828896	26.40%	46,550	2003
	17.461708	18.852711	7.97%	55,593	2002
	16.045362	17.461708	8.83%	11,621	2001
	14.571756	16.045362	10.11%	102	2000
	11.394055	14.571756	27.01%	0	1999
	10.000000	11.394055	13.94%	0	1998*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	11.888377	13.052832	9.79%	0	2005
	10.245194	11.888377	16.04%	0	2004
	8.134101	10.245194	25.95%	0	2003
	10.000000	8.134101	-18.66%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	6.905710	8.025847	16.22%	56,401	2005
	5.745246	6.905710	20.20%	50,294	2004
	4.099757	5.745246	40.14%	57,856	2003
	6.024685	4.099757	-31.95%	38,327	2002
	8.622944	6.024685	-30.13%	34,859	2001
	10.000000	8.622944	-13.77%	934	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	24.563964	28.422890	15.71%	274,207	2005
	18.218831	24.563964	34.83%	349,629	2004
	13.402911	18.218831	35.93%	310,495	2003
	13.666427	13.402911	-1.93%	224,701	2002
	12.587517	13.666427	8.57%	65,944	2001
	12.105635	12.587517	3.98%	11,476	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	25.395192	33.136572	30.48%	5,482	2005
	20.406985	25.395192	24.44%	7,482	2004
	13.388854	20.406985	52.42%	10,686	2003
	13.949511	13.388854	-4.02%	16,855	2002
	14.373141	13.949511	-2.95%	22,902	2001
	25.010854	14.373141	-42.53%	1,587	2000
	12.632701	25.010854	97.99%	165	1999
	10.000000	12.632701	26.33%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	12.631088	16.464941	30.35%	31,483	2005
	10.000000	12.631088	26.31%	5,152	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	19.520708	29.268051	49.93%	9,091	2005
	15.896223	19.520708	22.80%	9,992	2004
	11.106735	15.896223	43.12%	21,373	2003
	11.563707	11.106735	-3.95%	31,183	2002
	13.063519	11.563707	-11.48%	8,603	2001
	11.862189	13.063519	10.13%	588	2000
	9.917280	11.862189	19.61%	319	1999
	10.000000	9.917280	0.83%	0	1998*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	12.488115	18.717058	49.88%	38,888	2005
	10.000000	12.488115	24.88%	45,726	2004*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	10.744649	11.550419	7.50%	44,448	2005
	9.911600	10.744649	8.40%	47,309	2004
	7.428955	9.911600	33.42%	50,986	2003
	9.816956	7.428955	-24.33%	53,093	2002
	9.900367	9.816956	-0.84%	26,177	2001
	10.000000	9.900367	-1.00%	0	2000*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	10.681090	11.391125	6.65%	664,553	2005
	9.139973	10.681090	16.86%	752,413	2004
	6.748731	9.139973	35.43%	843,913	2003
	9.329375	6.748731	-27.66%	739,674	2002
	9.801555	9.329375	-4.82%	395,292	2001
	10.000000	9.801555	-1.98%	3,804	2000*

Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Balanced Fund: Series I Shares - Q/NQ	10.029480	10.433450	4.03%	457	2005
	9.441259	10.029480	6.23%	457	2004
	8.212173	9.441259	14.97%	468	2003
	10.026509	8.212173	-18.10%	0	2002
	10.000000	10.026509	0.27%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Blue Chip Fund: Series I Shares - Q/NQ	9.328817	9.539666	2.26%	0	2005
	9.020530	9.328817	3.42%	0	2004
	7.295627	9.020530	23.64%	0	2003
	10.000631	7.295627	-27.05%	0	2002
	10.000000	10.000631	0.01%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	10.380546	11.162592	7.53%	0	2005
	9.853712	10.380546	5.35%	0	2004
	7.700196	9.853712	27.97%	0	2003
	10.303341	7.700196	-25.27%	0	2002
	10.000000	10.303341	3.03%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	8.982730	9.377130	4.39%	0	2005
	8.595680	8.982730	4.50%	0	2004
	6.955547	8.595680	23.58%	0	2003
	10.094710	6.955547	-31.10%	0	2002
	10.000000	10.094710	0.95%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Stock Fund: Series I Shares - Q/NQ	10.978376	11.423230	4.05%	0	2005
	10.197138	10.978376	7.66%	0	2004
	8.295181	10.197138	22.93%	0	2003
	9.945864	8.295181	-16.60%	0	2002
	10.000000	9.945864	-0.54%	0	2001*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	12.801831	14.916325	16.52%	0	2005
	10.448966	12.801831	22.52%	0	2004
	8.194331	10.448966	27.51%	0	2003
	10.000000	8.194331	-18.06%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	13.173845	13.618988	3.38%	265,648	2005
	11.800602	13.173845	11.64%	243,892	2004
	9.233496	11.800602	27.80%	227,789	2003
	11.591056	9.233496	-20.34%	184,961	2002
	12.802086	11.591056	-9.46%	130,546	2001
	14.495483	12.802086	-11.68%	62,095	2000
	12.431326	14.495483	16.60%	10,035	1999
	10.000000	12.431326	24.31%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	11.167883	12.496772	11.90%	89,869	2005
	9.835624	11.167883	13.55%	104,697	2004
	7.995327	9.835624	23.02%	119,534	2003
	10.162935	7.995327	-21.33%	139,330	2002
	14.524713	10.162935	-30.03%	166,198	2001
	17.674116	14.524713	-17.82%	88,614	2000
	10.904652	17.674116	62.08%	6,941	1999
	10.000000	10.904652	9.05%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	11.259425	12.582094	11.75%	192,427	2005
	9.902768	11.259425	13.70%	175,537	2004
	8.049901	9.902768	23.02%	147,034	2003
	10.000000	8.049901	-19.50%	87,707	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.759422	10.860896	0.94%	30,909	2005
	9.839643	10.759422	9.35%	29,428	2004
	7.973718	9.839643	23.40%	21,986	2003
	10.000000	7.973718	-20.26%	10,332	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	18.208834	18.896571	3.78%	607,354	2005
	16.119499	18.208834	12.96%	553,673	2004
	12.651422	16.119499	27.41%	453,653	2003
	14.654697	12.651422	-13.67%	354,877	2002
	13.147862	14.654697	11.46%	164,199	2001
	11.263216	13.147862	16.73%	30,204	2000
	11.497731	11.263216	-2.04%	3,606	1999
	10.000000	11.497731	14.98%	0	1998*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.705893	10.743070	0.35%	40,147	2005
	10.240855	10.705893	4.54%	33,320	2004
	10.000000	10.240855	2.41%	20,371	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	10.863885	11.460332	5.49%	138	2005
	9.825542	10.863885	10.57%	102	2004
	7.925715	9.825542	23.97%	61	2003
	10.187317	7.925715	-22.20%	0	2002
	10.000000	10.187317	1.87%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF	11.021817	11.641870	5.63%	1,397	2005
	9.856882	11.021817	11.82%	1,397	2004
	8.070344	9.856882	22.14%	1,408	2003
	10.165320	8.070344	-20.61%	936	2002
	10.000000	10.165320	1.65%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap Growth VIF	9.338692	9.400822	0.67%	0	2005
	8.948512	9.338692	4.36%	0	2004
	7.074648	8.948512	26.49%	12	2003
	10.298964	7.074648	-31.31%	0	2002
	10.000000	10.298964	2.99%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	12.947092	14.631732	13.01%	868	2005
	11.181686	12.947092	15.79%	868	2004
	8.287053	11.181686	34.93%	868	2003
	10.484898	8.287053	-20.96%	868	2002
	10.000000	10.484898	4.85%	0	2001*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	12.855886	14.752718	14.75%	162	2005
	11.028092	12.855886	16.57%	162	2004
	7.559296	11.028092	45.89%	170	2003
	11.620449	7.559296	-34.95%	427	2002
	16.482534	11.620449	-29.50%	567	2001
	20.579437	16.482534	-19.91%	521	2000
	12.739606	20.579437	61.54%	352	1999
	10.000000	12.739606	27.40%	0	1998*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	10.859830	12.601078	16.03%	833	2005
	9.579453	10.859830	13.37%	863	2004
	7.285009	9.579453	31.50%	863	2003
	9.206014	7.285009	-20.87%	903	2002
	11.989196	9.206014	-23.21%	748	2001
	16.374564	11.989196	-26.78%	1,108	2000
	10.801619	16.374564	51.59%	1,073	1999
	10.000000	10.801619	8.02%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	13.610120	14.542340	6.85%	8,686	2005
	12.371997	13.610120	10.01%	8,029	2004
	10.004585	12.371997	23.66%	9,334	2003
	13.167262	10.004585	-24.02%	8,120	2002
	13.203287	13.167262	-0.27%	7,546	2001
	12.269490	13.203287	7.61%	5,069	2000
	11.688738	12.269490	4.97%	1,590	1999
	10.000000	11.688738	16.89%	0	1998*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.480627	13.223234	5.95%	85,969	2005
	10.364013	12.480627	20.42%	69,050	2004
	7.613403	10.364013	36.13%	42,227	2003
	10.000000	7.613403	-23.87%	8,400	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.111287	10.351504	2.38%	331,041	2005
	9.635655	10.111287	4.94%	338,795	2004
	7.739942	9.635655	24.49%	317,922	2003
	11.025487	7.739942	-29.80%	270,506	2002
	14.414394	11.025487	-23.51%	225,355	2001
	16.397708	14.414394	-12.10%	137,189	2000
	12.758878	16.397708	28.52%	18,281	1999
	10.000000	12.758878	27.59%	0	1998*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	12.186711	12.605780	3.44%	1,377,752	2005
	11.148445	12.186711	9.31%	1,375,237	2004
	8.790442	11.148445	26.82%	1,269,214	2003
	11.460136	8.790442	-23.30%	1,052,739	2002
	13.209188	11.460136	-13.24%	779,572	2001
	14.736468	13.209188	-10.36%	419,850	2000
	12.367188	14.736468	19.16%	86,392	1999
	10.000000	12.367188	23.67%	0	1998*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.087664	12.465876	3.13%	170,122	2005
	11.646776	12.087664	3.79%	173,039	2004
	9.728623	11.646776	19.72%	148,307	2003
	11.823034	9.728623	-17.71%	116,977	2002
	13.195948	11.823034	-10.40%	82,891	2001
	13.442893	13.195948	-1.84%	49,669	2000
	12.207586	13.442893	10.12%	11,523	1999
	10.000000	12.207586	22.08%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	12.192484	12.745394	4.53%	0	2005
	11.083607	12.192484	10.00%	0	2004
	8.518549	11.083607	30.11%	0	2003
	10.660845	8.518549	-20.09%	0	2002
	10.000000	10.660845	6.61%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	13.918111	15.386609	10.55%	0	2005
	11.737034	13.918111	18.58%	0	2004
	8.712095	11.737034	34.72%	0	2003
	10.046373	8.712095	-13.28%	0	2002
	10.000000	10.046373	0.46%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.033001	13.044103	0.09%	453,285	2005
	12.730457	13.033001	2.38%	429,187	2004
	12.313044	12.730457	3.39%	395,410	2003
	11.401464	12.313044	8.00%	281,981	2002
	10.684388	11.401464	6.71%	140,588	2001
	9.790385	10.684388	9.13%	37,347	2000
	10.000000	9.790385	-2.10%	1,278	1999*

Fidelity Variable Insurance Products Fund - VIP Equity - Income Portfolio: Service Class - Q/NQ	14.493567	15.144659	4.49%	846,999	2005
	13.170455	14.493567	10.05%	800,406	2004
	10.236736	13.170455	28.66%	703,265	2003
	12.483021	10.236736	-17.99%	550,080	2002
	13.313013	12.483021	-6.23%	357,279	2001
	12.440601	13.313013	7.01%	132,911	2000
	11.850451	12.440601	4.98%	20,376	1999
	10.000000	11.850451	18.50%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	11.638000	12.151083	4.41%	907,835	2005
	11.407069	11.638000	2.02%	941,698	2004
	8.695091	11.407069	31.19%	886,741	2003
	12.608518	8.695091	-31.04%	759,470	2002
	15.512519	12.608518	-18.72%	601,219	2001
	17.653733	15.512519	-12.13%	347,480	2000
	13.015101	17.653733	35.64%	51,168	1999
	10.000000	13.015101	30.15%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.250064	10.382924	1.30%	474,248	2005
	9.477262	10.250064	8.15%	531,410	2004
	7.554754	9.477262	25.45%	572,386	2003
	7.379494	7.554754	2.37%	168,059	2002
	8.478210	7.379494	-12.96%	122,563	2001
	11.087928	8.478210	-23.54%	60,554	2000
	10.384114	11.087928	6.78%	7,779	1999
	10.000000	10.384114	3.84%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	12.334722	14.499246	17.55%	36,522	2005
	11.000744	12.334722	12.13%	43,777	2004
	7.775040	11.000744	41.49%	50,373	2003
	9.879361	7.775040	-21.30%	58,482	2002
	12.702222	9.879361	-22.22%	64,819	2001
	15.900927	12.702222	-20.12%	39,955	2000
	11.296846	15.900927	40.76%	5,838	1999
	10.000000	11.296846	12.97%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.275838	14.424335	17.50%	160,797	2005
	10.947388	12.275838	12.13%	132,291	2004
	7.734738	10.947388	41.54%	78,373	2003
	10.000000	7.734738	-22.65%	31,997	2002*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	15.952706	18.417343	15.45%	843,674	2005
	13.999044	15.952706	13.96%	712,230	2004
	11.039054	13.999044	26.81%	591,975	2003
	12.335838	11.039054	-10.51%	450,944	2002
	14.247834	12.335838	-13.42%	326,099	2001
	15.457984	14.247834	-7.83%	188,575	2000
	12.602507	15.457984	22.66%	32,053	1999
	10.000000	12.602507	26.03%	0	1998*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.446445	10.536126	0.86%	74,074	2005
	10.135570	10.446445	3.07%	37,725	2004
	10.000000	10.135570	1.36%	8,550	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.245533	9.944414	7.56%	101,437	2005
	8.740750	9.245533	5.78%	99,552	2004
	6.823011	8.740750	28.11%	101,603	2003
	8.844341	6.823011	-22.85%	91,292	2002
	10.463173	8.844341	-15.47%	75,348	2001
	12.785984	10.463173	-18.17%	44,435	2000
	12.421717	12.785984	2.93%	12,514	1999
	10.000000	12.421717	24.22%	0	1998*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.078442	13.252038	1.33%	82,997	2005
	11.612918	13.078442	12.62%	76,714	2004
	7.448995	11.612918	55.90%	62,597	2003
	10.000000	7.448995	-25.51%	6,496	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class I - Q/NQ	12.101957	13.209799	9.15%	0	2005
	10.304201	12.101957	17.45%	0	2004
	7.868033	10.304201	30.96%	0	2003
	10.000000	7.868033	-21.32%	0	2002*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	13.461410	13.616913	1.16%	106,509	2005
	12.375393	13.461410	8.78%	135,180	2004
	10.244088	12.375393	20.81%	120,885	2003
	10.044539	10.244088	1.99%	76,912	2002
	9.755865	10.044539	2.96%	35,837	2001
	10.764664	9.755865	-9.37%	14,584	2000
	10.558563	10.764664	1.95%	2,010	1999
	10.000000	10.558563	5.59%	0	1998*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.456788	4.57%	31,413	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class I - Q/NQ	13.275190	17.397252	31.05%	5,724	2005
	11.128016	13.275190	19.30%	5,805	2004
	6.815122	11.128016	63.28%	7,160	2003
	8.137235	6.815122	-16.25%	8,157	2002
	8.686950	8.137235	-6.33%	5,592	2001
	10.000000	8.686950	-13.13%	87	2000*

GVIT Gartmore GVIT Emerging Markets Fund: Class III - Q/NQ	14.628417	19.173227	31.07%	92,931	2005
	12.261030	14.628417	19.31%	56,212	2004
	7.511024	12.261030	63.24%	31,774	2003
	10.000000	7.511024	-24.89%	12,529	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Financial Services Fund: Class III - Q/NQ	14.753814	16.205685	9.84%	10,639	2005
	12.328333	14.753814	19.67%	10,215	2004
	8.820856	12.328333	39.76%	5,012	2003
	10.000000	8.820856	-11.79%	2,023	2002*

GVIT Gartmore GVIT Global Health Sciences Fund: Class III - Q/NQ	12.160698	13.027297	7.13%	49,087	2005
	11.413172	12.160698	6.55%	40,346	2004
	8.445947	11.413172	35.13%	26,744	2003
	10.000000	8.445947	-15.54%	6,067	2002*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class I - Q/NQ	3.033668	2.981873	-1.71%	18,875	2005
	2.943564	3.033668	3.06%	22,862	2004
	1.919236	2.943564	53.37%	28,137	2003
	3.395066	1.919236	-43.47%	34,627	2002
	6.000048	3.395066	-43.42%	34,300	2001
	10.000000	6.000048	-40.00%	3,481	2000*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class III - Q/NQ	11.265699	11.073816	-1.70%	40,266	2005
	10.934690	11.265699	3.03%	33,251	2004
	7.131516	10.934690	53.33%	34,397	2003
	10.000000	7.131516	-28.68%	9,539	2002*

GVIT Gartmore GVIT Global Utilities Fund: Class III - Q/NQ	12.503205	13.153905	5.20%	25,449	2005
	9.738560	12.503205	28.39%	16,760	2004
	7.938080	9.738560	22.68%	2,435	2003
	10.000000	7.938080	-20.62%	436	2002*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	13.038934	13.303332	2.03%	831,202	2005
	12.780385	13.038934	2.02%	796,998	2004
	12.681945	12.780385	0.78%	794,389	2003
	11.565612	12.681945	9.65%	758,616	2002
	10.914977	11.565612	5.96%	310,186	2001
	9.816007	10.914977	11.20%	67,859	2000
	10.174058	9.816007	-3.52%	10,483	1999
	10.000000	10.174058	1.74%	0	1998*

GVIT Gartmore GVIT Growth Fund: Class I - Q/NQ	6.494037	6.833425	5.23%	124,689	2005
	6.077202	6.494037	6.86%	131,817	2004
	4.633836	6.077202	31.15%	139,964	2003
	6.580071	4.633836	-29.58%	117,421	2002
	9.268169	6.580071	-29.00%	100,858	2001
	12.767993	9.268169	-27.41%	80,065	2000
	12.392954	12.767993	3.03%	32,789	1999
	10.000000	12.392954	23.93%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT International Growth Fund: Class III - Q/NQ	11.741561	15.101683	28.62%	20,810	2005
	10.392529	11.741561	12.98%	8,850	2004
	7.772433	10.392529	33.71%	5,857	2003
	10.000000	7.772433	-22.28%	1,640	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.954966	11.181789	2.07%	150,151	2005
	10.595099	10.954966	3.40%	162,854	2004
	9.938018	10.595099	6.61%	148,745	2003
	10.000000	9.938018	-0.62%	37,897	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.339678	11.706575	3.24%	288,133	2005
	10.710627	11.339678	5.87%	238,730	2004
	9.534557	10.710627	12.33%	209,508	2003
	10.000000	9.534557	-4.65%	84,789	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.601416	12.075166	4.08%	843,607	2005
	10.720050	11.601416	8.22%	753,046	2004
	9.037949	10.720050	18.61%	583,235	2003
	10.000000	9.037949	-9.62%	223,772	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.904051	12.593401	5.79%	570,162	2005
	10.748772	11.904051	10.75%	434,442	2004
	8.590418	10.748772	25.13%	320,711	2003
	10.000000	8.590418	-14.10%	102,594	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.092189	12.895102	6.64%	211,725	2005
	10.733522	12.092189	12.66%	186,419	2004
	8.238400	10.733522	30.29%	135,411	2003
	10.000000	8.238400	-17.62%	38,101	2002*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class I - Q/NQ	12.857985	13.941758	8.43%	194,815	2005
	11.283480	12.857985	13.95%	190,709	2004
	8.149536	11.283480	38.46%	172,299	2003
	13.096398	8.149536	-37.77%	122,230	2002
	19.022019	13.096398	-31.15%	87,092	2001
	22.750997	19.022019	-16.39%	51,861	2000
	12.463581	22.750997	82.54%	2,837	1999
	10.000000	12.463581	24.64%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	11.137309	11.297619	1.44%	793,225	2005
	11.181852	11.137309	-0.40%	775,941	2004
	11.247296	11.181852	-0.58%	782,545	2003
	11.247642	11.247296	0.00%	996,796	2002
	10.989031	11.247642	2.35%	612,905	2001
	10.489614	10.989031	4.76%	240,296	2000
	10.126097	10.489614	3.59%	30,147	1999
	10.000000	10.126097	1.26%	0	1998

GVIT Gartmore GVIT Nationwide Fund: Class I - Q/NQ	11.884933	12.616582	6.16%	410,187	2005
	10.960481	11.884933	8.43%	422,156	2004
	8.699902	10.960481	25.98%	428,217	2003
	10.654646	8.699902	-18.35%	385,823	2002
	12.230458	10.654646	-12.88%	339,098	2001
	12.646339	12.230458	-3.29%	225,669	2000
	11.968910	12.646339	5.66%	49,012	1999
	10.000000	11.968910	19.69%	0	1998*

GVIT Gartmore GVIT Nationwide Leaders Fund: Class III - Q/NQ	13.302006	14.496573	8.98%	16,106	2005
	11.335649	13.302006	17.35%	9,990	2004
	9.135134	11.335649	24.09%	7,560	2003
	10.000000	9.135134	-8.65%	5,985	2002*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III - Q/NQ	12.537575	13.872852	10.65%	31,162	2005
	11.285270	12.537575	11.10%	27,089	2004
	7.495072	11.285270	50.57%	33,667	2003
	10.000000	7.495072	-25.05%	7,409	2002*

GVIT Gartmore Worldwide Leaders Fund: Class I - Q/NQ	11.226453	13.237138	17.91%	20,377	2005
	9.823812	11.226453	14.28%	22,337	2004
	7.307866	9.823812	34.43%	23,848	2003
	9.913802	7.307866	-26.29%	23,789	2002
	12.359900	9.913802	-19.79%	16,475	2001
	14.267173	12.359900	-13.37%	10,747	2000
	11.747364	14.267173	21.45%	1,955	1999
	10.000000	11.747364	17.47%	0	1998*

GVIT Gartmore GVIT Worldwide Leaders Fund: Class III - Q/NQ	15.514347	18.293047	17.91%	14,224	2005
	13.575979	15.514347	14.28%	9,500	2004
	10.000000	13.575979	35.76%	5,512	2003*

GVIT GVIT International Value Fund: Class III - Q/NQ	16.397022	18.153613	10.71%	43,039	2005
	13.800078	16.397022	18.82%	24,814	2004
	10.000000	13.800078	38.00%	4,077	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	20.689986	22.915733	10.76%	329,668	2005
	18.094597	20.689986	14.34%	296,163	2004
	13.601153	18.094597	33.04%	240,781	2003
	16.253946	13.601153	-16.32%	176,737	2002
	16.670157	16.253946	-2.50%	91,694	2001
	14.644558	16.670157	13.83%	43,124	2000
	12.257790	14.644558	19.47%	2,739	1999
	10.000000	12.257790	22.58%	0	1998*

GVIT GVIT Small Cap Growth Fund: Class I - Q/NQ	14.537994	15.526190	6.80%	179,170	2005
	12.973972	14.537994	12.06%	168,156	2004
	9.780139	12.973972	32.66%	154,743	2003
	14.838618	9.780139	-34.09%	115,958	2002
	16.846010	14.838618	-11.92%	63,640	2001
	20.338511	16.846010	-17.17%	24,702	2000
	10.000000	20.338511	103.39%	809	1999*

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	28.608182	29.134444	1.84%	309,695	2005
	24.685368	28.608182	15.89%	309,560	2004
	15.928613	24.685368	54.98%	282,170	2003
	22.134881	15.928613	-28.04%	230,125	2002
	17.466310	22.134881	26.73%	126,721	2001
	15.896867	17.466310	9.87%	48,783	2000
	12.586199	15.896867	26.30%	6,578	1999
	10.000000	12.586199	25.86%	0	1998*

GVIT GVIT Small Company Fund: Class I - Q/NQ	22.692159	25.182239	10.97%	278,320	2005
	19.296948	22.692159	17.59%	271,745	2004
	13.850506	19.296948	39.32%	245,893	2003
	16.957444	13.850506	-18.32%	182,520	2002
	18.398225	16.957444	-7.83%	119,100	2001
	17.099098	18.398225	7.60%	53,875	2000
	12.016781	17.099098	42.29%	2,090	1999
	10.000000	12.016781	20.17%	0	1998*

GVIT J.P. Morgan GVIT Balanced Fund: Class I - Q/NQ	10.928545	11.072291	1.32%	240,890	2005
	10.195536	10.928545	7.19%	228,107	2004
	8.714584	10.195536	16.99%	213,085	2003
	10.059016	8.714584	-13.37%	164,344	2002
	10.570325	10.059016	-4.84%	113,124	2001
	10.735723	10.570325	-1.54%	51,449	2000
	10.772545	10.735723	-0.34%	9,540	1999
	10.000000	10.772545	7.73%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Van Kampen GVIT Comstock Value Fund: Class I - Q/NQ	11.931935	12.289836	3.00%	130,121	2005
	10.278230	11.931935	16.09%	104,564	2004
	7.914998	10.278230	29.86%	51,652	2003
	10.702140	7.914998	-26.04%	31,641	2002
	12.331560	10.702140	-13.21%	21,849	2001
	13.963829	12.331560	-11.69%	9,075	2000
	11.927845	13.963829	17.07%	1,554	1999
	10.000000	11.927845	19.28%	0	1998*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	13.947624	14.081135	0.96%	135,150	2005
	13.251194	13.947624	5.26%	109,595	2004
	11.962673	13.251194	10.77%	93,465	2003
	11.293959	11.962673	5.92%	73,185	2002
	10.972282	11.293959	2.93%	34,793	2001
	10.510552	10.972282	4.39%	12,789	2000
	10.475252	10.510552	0.34%	1,536	1999
	10.000000	10.475252	4.75%	0	1998*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	11.393010	12.293683	7.91%	63,388	2005
	10.000000	11.393010	13.93%	14,736	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.233815	8.044709	11.21%	964,973	2005
	6.206483	7.233815	16.55%	971,207	2004
	5.224689	6.206483	18.79%	961,930	2003
	6.290120	5.224689	-16.94%	868,779	2002
	8.145127	6.290120	-22.77%	693,831	2001
	10.000000	8.145127	-18.55%	399,979	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.382577	3.728118	10.22%	254,044	2005
	3.404379	3.382577	-0.64%	302,274	2004
	2.352398	3.404379	44.72%	354,665	2003
	4.030994	2.352398	-41.64%	430,146	2002
	6.509446	4.030994	-38.07%	477,396	2001
	10.000000	6.509446	-34.91%	286,325	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.279283	11.306670	9.99%	124,968	2005
	10.317923	10.279283	-0.37%	116,971	2004
	7.097740	10.317923	45.37%	90,427	2003
	10.000000	7.097740	-29.02%	47,727	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	7.075935	9.224320	30.36%	282,041	2005
	6.034263	7.075935	17.26%	334,484	2004
	4.539769	6.034263	32.92%	389,100	2003
	6.189198	4.539769	-26.65%	473,028	2002
	8.181886	6.189198	-24.35%	516,544	2001
	10.000000	8.181886	-18.18%	263,507	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	12.076286	15.752110	30.44%	279,330	2005
	10.296399	12.076286	17.29%	252,132	2004
	7.745526	10.296399	32.93%	218,170	2003
	10.000000	7.745526	-22.54%	127,717	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.162874	15.520392	9.59%	9,782	2005
	12.203564	14.162874	16.06%	8,914	2004
	10.000000	12.203564	22.04%	98	2003*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	14.709611	15.753152	7.09%	100,394	2005
	12.855226	14.709611	14.43%	100,154	2004
	9.874844	12.855226	30.18%	96,512	2003
	13.589004	9.874844	-27.33%	81,440	2002
	13.965623	13.589004	-2.70%	55,243	2001
	13.976229	13.965623	-0.08%	14,673	2000
	12.307946	13.976229	13.55%	1,093	1999
	10.000000	12.307946	23.08%	0	1998*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.975981	9.998849	0.23%	41,432	2005
	10.019076	9.975981	-0.43%	27,608	2004
	10.000000	10.019076	0.19%	15,459	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	14.395278	16.177503	12.38%	266,605	2005
	12.527159	14.395278	14.91%	266,513	2004
	9.900112	12.527159	26.54%	254,203	2003
	14.181298	9.900112	-30.19%	227,721	2002
	19.049729	14.181298	-25.56%	160,496	2001
	20.834304	19.049729	-8.57%`	80,148	2000
	13.702754	20.834304	52.04%	6,622	1999
	10.000000	13.702754	37.03%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	14.084147	16.426857	16.63%	152,486	2005
	11.981613	14.084147	17.55%	106,036	2004
	8.977079	11.981613	33.47%	89,448	2003
	11.978104	8.977079	-25.05%	74,140	2002
	12.477284	11.978104	-4.00%	30,316	2001
	12.539993	12.477284	-0.50%	12,880	2000
	11.821068	12.539993	6.08%	2,529	1999
	10.000000	11.821068	18.21%	0	1998*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.292761	11.922729	5.58%	12,155	2005
	10.000000	11.292761	12.93%	1,519	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	15.009784	15.586311	3.84%	673,092	2005
	14.206657	15.009784	5.65%	665,965	2004
	10.981083	14.206657	29.37%	590,269	2003
	15.196200	10.981083	-27.74%	507,981	2002
	17.594890	15.196200	-13.63%	311,184	2001
	17.848621	17.594890	1.42%	131,188	2000
	12.752843	17.848621	39.96%	16,973	1999
	10.000000	12.752843	27.53%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.590024	11.960386	12.94%	316,745	2005
	8.994884	10.590024	17.73%	360,625	2004
	6.365520	8.994884	41.31%	415,278	2003
	8.274485	6.365520	-23.07%	437,569	2002
	9.521827	8.274485	-13.10%	187,638	2001
	10.000000	9.521827	-4.78%	25,666	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	16.767687	18.942389	12.97%	354,273	2005
	14.238187	16.767687	17.77%	255,503	2004
	10.000000	14.238187	42.38%	132,741	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	12.695602	13.293323	4.71%	550,940	2005
	11.739303	12.695602	8.15%	552,451	2004
	9.376475	11.739303	25.20%	507,128	2003
	11.687410	9.376475	-19.77%	399,331	2002
	13.168121	11.687410	-11.24%	289,044	2001
	14.609212	13.168121	-9.86%	139,505	2000
	12.149185	14.609212	20.25%	18,558	1999
	10.000000	12.149185	21.49%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Mid Cap Fund/VA: Non-Service Shares - Q/NQ	14.668150	16.279198	10.98%	456,101	2005
	12.394931	14.668150	18.34%	456,544	2004
	9.989064	12.394931	24.09%	423,530	2003
	14.001802	9.989064	-28.66%	352,561	2002
	20.620784	14.001802	-32.10%	269,619	2001
	23.512658	20.620784	-12.30%	158,654	2000
	12.961315	23.512658	81.41%	10,220	1999
	10.000000	12.961315	29.61%	0	1998*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	25.860301	28.681058	10.91%	24,298	2005
	23.781464	25.860301	8.74%	26,772	2004
	18.824701	23.781464	26.33%	35,783	2003
	17.444590	18.824701	7.91%	19,090	2002
	16.037786	17.444590	8.77%	6,331	2001
	14.572201	16.037786	10.06%	2,595	2000
	11.400149	14.572201	27.82%	388	1999
	10.000000	11.400149	14.00%	0	1998*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	11.872350	13.028664	9.74%	0	2005
	10.236551	11.872350	15.98%	0	2004
	8.131339	10.236551	25.89%	0	2003
	10.000000	8.131339	-18.69%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	6.889420	8.002873	16.16%	78,796	2005
	5.734597	6.889420	20.14%	62,549	2004
	4.094230	5.734597	40.07%	52,709	2003
	6.019598	4.094230	-31.98%	40,983	2002
	8.620055	6.019598	-30.17%	15,244	2001
	10.000000	8.620055	-13.80%	1,376	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	25.267437	29.222137	15.65%	268,186	2005
	18.750068	25.267437	34.76%	244,506	2004
	13.800701	18.750068	35.86%	190,362	2003
	14.079160	13.800701	-1.98%	131,492	2002
	12.974262	14.079160	8.52%	55,119	2001
	12.479280	12.974262	3.97%	13,887	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	24.254218	31.631833	30.42%	23,000	2005
	19.499977	24.254218	24.38%	25,924	2004
	12.800242	19.499977	52.34%	35,147	2003
	13.343009	12.800242	-4.07%	33,383	2002
	13.755231	13.343009	-3.00%	28,998	2001
	23.947713	13.755231	-42.56%	16,180	2000
	12.101814	23.947713	97.89%	1,854	1999
	10.000000	12.101814	21.02%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	12.626866	16.451145	30.29%	35,365	2005
	10.000000	12.626866	26.27%	11,650	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	20.764275	31.116907	49.86%	5,910	2005
	16.917457	20.764275	22.74%	8,420	2004
	11.826254	16.917457	43.05%	11,128	2003
	12.319065	11.826254	-4.00%	10,590	2002
	13.923943	12.319065	-11.53%	4,054	2001
	12.649846	13.923943	10.07%	1,909	2000
	10.581149	12.649846	19.55%	523	1999
	10.000000	10.581149	5.81%	0	1998*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	12.483933	18.701377	49.80%	42,948	2005
	10.000000	12.483933	24.84%	7,858	2004*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	10.643577	11.435987	7.44%	5,200	2005
	9.823331	10.643577	8.35%	5,608	2004
	7.366518	9.823331	33.35%	5,855	2003
	9.739393	7.366518	-24.36%	8,038	2002
	9.827143	9.739393	-0.89%	2,984	2001
	10.000000	9.827143	-2.32%	917	2000*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	10.655882	11.358519	6.59%	515,800	2005
	9.123015	10.655882	16.80%	521,851	2004
	6.739605	9.123015	35.36%	467,984	2003
	9.321492	6.739605	-27.70%	365,848	2002
	9.798273	9.321492	-4.87%	201,388	2001
	10.000000	9.798273	-2.02%	16,017	2000*

Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Balanced Fund: Series I Shares - Q/NQ	10.013617	10.411692	3.98%	8,949	2005
	9.431103	10.013617	6.18%	9,364	2004
	8.207495	9.431103	14.91%	9,480	2003
	10.025883	8.207495	-18.14%	8,685	2002
	10.000000	10.025883	0.26%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Blue Chip Fund: Series I Shares - Q/NQ	9.314066	9.519778	2.21%	1,139	2005
	9.010826	9.314066	3.37%	1,207	2004
	7.291460	9.010826	23.58%	1,007	2003
	10.000003	7.291460	-27.09%	855	2002
	10.000000	10.000003	0.00%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	10.364154	11.139336	7.48%	0	2005
	9.843128	10.364154	5.29%	0	2004
	7.695812	9.843128	27.90%	0	2003
	10.302704	7.695812	-25.30%	0	2002
	10.000000	10.302704	3.03%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	8.968531	9.357584	4.34%	3,703	2005
	8.586434	8.968531	4.45%	3,888	2004
	6.951585	8.586434	23.52%	2,559	2003
	10.094080	6.951585	-31.13%	2,505	2002
	10.000000	10.094080	0.94%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Stock Fund: Series I Shares - Q/NQ	10.961001	11.399400	4.00%	0	2005
	10.186163	10.961001	7.61%	0	2004
	8.290454	10.186163	22.87%	0	2003
	9.945243	8.290454	-16.64%	0	2002
	10.000000	9.945243	-0.55%	0	2001*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	12.784541	14.888679	16.46%	0	2005
	10.440136	12.784541	22.46%	0	2004
	8.191550	10.440136	27.45%	0	2003
	10.000000	8.191550	-18.08%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	13.131678	13.568544	3.33%	117,543	2005
	11.768787	13.131678	11.58%	135,858	2004
	9.213262	11.768787	27.74%	121,836	2003
	11.571520	9.213262	-20.38%	100,523	2002
	12.787029	11.571520	-9.51%	97,935	2001
	14.485724	12.787029	-11.73%	63,199	2000
	12.429254	14.485724	16.55%	9,493	1999
	10.000000	12.429254	24.29%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	11.132159	12.450501	11.84%	30,693	2005
	9.809129	11.132159	13.49%	35,842	2004
	7.977821	9.809129	22.95%	40,322	2003
	10.145818	7.977821	-21.37%	48,955	2002
	14.507647	10.145818	-30.07%	63,276	2001
	17.662250	14.507647	-17.86%	35,312	2000
	10.902825	17.662250	62.00%	5,351	1999
	10.000000	10.902825	9.03%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	11.244214	12.558756	11.69%	74,212	2005
	9.894401	11.244214	13.64%	75,477	2004
	8.047171	9.894401	22.96%	60,686	2003
	10.000000	8.047171	-19.53%	32,162	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.744913	10.840776	0.89%	5,916	2005
	9.831340	10.744913	9.29%	4,528	2004
	7.971013	9.831340	23.34%	2,778	2003
	10.000000	7.971013	-20.29%	1,597	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	18.150582	18.826617	3.72%	286,590	2005
	16.076066	18.150582	12.90%	281,320	2004
	12.623723	16.076066	27.35%	263,877	2003
	14.630021	12.623723	-13.71%	228,356	2002
	13.132406	14.630021	11.40%	119,609	2001
	11.255628	13.132406	16.67%	6,350	2000
	11.495807	11.255628	-2.09%	1,559	1999
	10.000000	11.495807	14.96%	0	1998*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.696844	10.728572	0.30%	34,117	2005
	10.237378	10.696844	4.49%	21,101	2004
	10.000000	10.237378	2.37%	4,708	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	10.846731	11.436462	5.44%	2,483	2005
	9.814986	10.846731	10.51%	2,358	2004
	7.921201	9.814986	23.91%	2,404	2003
	10.186682	7.921201	-22.24%	1,377	2002
	10.000000	10.186682	1.87%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF	11.004401	11.617619	5.57%	8,526	2005
	9.846293	11.004401	11.76%	8,833	2004
	8.065749	9.846293	22.08%	9,241	2003
	10.164684	8.065749	-20.65%	6,899	2002
	10.000000	10.164684	1.65%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap Growth VIF	9.323951	9.381238	0.61%	7,685	2005
	8.938908	9.323951	4.31%	8,001	2004
	7.070624	8.938908	26.42%	8,341	2003
	10.298323	7.070624	-31.34%	7,073	2002
	10.000000	10.298323	2.98%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	12.926633	14.601237	12.95%	4,168	2005
	11.169666	12.926633	15.73%	4,427	2004
	8.282334	11.169666	34.86%	4,679	2003
	10.484245	8.282334	-21.00%	4,108	2002
	10.000000	10.484245	4.84%	0	2001*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	12.814703	14.698046	14.70%	426	2005
	10.998332	12.814703	16.51%	426	2004
	7.542705	10.998332	45.81%	426	2003
	11.600830	7.542705	-34.98%	426	2002
	16.463131	11.600830	-29.53%	426	2001
	20.565582	16.463131	-19.95%	563	2000
	12.737475	20.565582	61.46%	696	1999
	10.000000	12.737475	27.37%	0	1998*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	10.825062	12.554399	15.98%	931	2005
	9.553616	10.825062	13.31%	931	2004
	7.269038	9.553616	31.43%	931	2003
	9.190492	7.269038	-20.91%	931	2002
	11.975093	9.190492	-23.25%	931	2001
	16.363554	11.975093	-26.82%	962	2000
	10.799816	16.363554	51.52%	1,235	1999
	10.000000	10.799816	8.00%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	13.566563	14.488491	6.80%	2,064	2005
	12.338645	13.566563	9.95%	1,285	2004
	9.982657	12.338645	23.60%	1,094	2003
	13.145064	9.982657	-24.06%	1,775	2002
	13.187744	13.145064	-0.32%	1,716	2001
	12.261224	13.187744	7.56%	853	2000
	11.686779	12.261224	4.92%	360	1999
	10.000000	11.686779	16.87%	0	1998*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.463747	13.198697	5.90%	44,822	2005
	10.355238	12.463747	20.36%	42,186	2004
	7.610820	10.355238	36.06%	40,717	2003
	10.000000	7.610820	-23.89%	4,678	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.078937	10.313177	2.32%	90,214	2005
	9.609681	10.078937	4.88%	94,430	2004
	7.722981	9.609681	24.43%	98,510	2003
	11.006915	7.722981	-29.84%	94,075	2002
	14.397461	11.006915	-23.55%	80,302	2001
	16.386683	14.397461	-12.14%	55,503	2000
	12.756741	16.386683	28.46%	10,183	1999
	10.000000	12.756741	27.57%	0	1998*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	12.147726	12.559128	3.39%	627,526	2005
	11.118412	12.147726	9.26%	685,929	2004
	8.771190	11.118412	26.76%	690,384	2003
	11.440825	8.771190	-23.33%	639,737	2002
	13.193664	11.440825	-13.29%	482,700	2001
	14.726559	13.193664	-10.41%	310,201	2000
	12.365124	14.726559	19.10%	63,733	1999
	10.000000	12.365124	23.65%	0	1998*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.049000	12.419725	3.08%	104,593	2005
	11.615394	12.049000	3.73%	111,037	2004
	9.707308	11.615394	19.66%	105,615	2003
	11.803122	9.707308	-17.76%	100,218	2002
	13.180436	11.803122	-10.45%	41,832	2001
	13.433832	13.180436	-1.89%	17,841	2000
	12.205549	13.433832	10.06%	5,595	1999
	10.000000	12.205549	22.06%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	12.173228	12.718851	4.48%	166	2005
	11.071695	12.173228	9.95%	137	2004
	8.513692	11.071695	30.05%	165	2003
	10.660185	8.513692	-20.14%	140	2002
	10.000000	10.660185	6.60%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	13.896125	15.354558	10.50%	0	2005
	11.724420	13.896125	18.52%	0	2004
	8.707145	11.724420	34.65%	0	2003
	10.045746	8.707145	-13.33%	0	2002
	10.000000	10.045746	0.46%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.995693	13.000205	0.03%	287,385	2005
	12.700446	12.995693	2.32%	286,687	2004
	12.290233	12.700446	3.34%	296,995	2003
	11.386105	12.290233	7.94%	262,934	2002
	10.675429	11.386105	6.66%	124,780	2001
	9.787093	10.675429	9.08%	18,799	2000
	10.000000	9.787093	-2.13%	448	1999*

Fidelity Variable Insurance Products Fund - VIP Equity - Income Portfolio: Service Class - Q/NQ	14.447194	15.088589	4.44%	457,367	2005
	13.134952	14.447194	9.99%	486,289	2004
	10.214304	13.134952	28.59%	456,979	2003
	12.462000	10.214304	-18.04%	394,171	2002
	13.297371	12.462000	-6.28%	233,532	2001
	12.432231	13.297371	6.96%	55,949	2000
	11.848469	12.432231	4.93%	17,124	1999
	10.000000	11.848469	18.48%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	11.600743	12.106070	4.36%	465,028	2005
	11.376316	11.600743	1.97%	520,296	2004
	8.676036	11.376316	31.12%	512,193	2003
	12.587267	8.676036	-31.07%	437,183	2002
	15.494279	12.587267	-18.76%	360,054	2001
	17.641868	15.494279	-12.17%	242,259	2000
	13.012933	17.641868	35.57%	38,115	1999
	10.000000	13.012933	30.13%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.217205	10.344409	1.24%	250,848	2005
	9.451656	10.217205	8.10%	168,590	2004
	7.538157	9.451656	25.38%	296,524	2003
	7.367024	7.538157	2.32%	141,069	2002
	8.468211	7.367024	-13.00%	100,355	2001
	11.080460	8.468211	-23.58%	29,946	2000
	10.382374	11.080460	6.72%	3,154	1999
	10.000000	10.382374	3.82%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	12.295261	14.445584	17.49%	10,421	2005
	10.971102	12.295261	12.07%	12,687	2004
	7.757996	10.971102	41.42%	14,405	2003
	9.862700	7.757996	-21.34%	18,862	2002
	12.687275	9.862700	-22.26%	22,068	2001
	15.890221	12.687275	-20.16%	11,101	2000
	11.294949	15.890221	40.68%	1,581	1999
	10.000000	11.294949	12.95%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.259263	14.397587	17.44%	35,518	2005
	10.938143	12.259263	12.08%	35,022	2004
	7.732121	10.938143	41.46%	28,503	2003
	10.000000	7.732121	-22.68%	12,649	2002*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	15.901687	18.349198	15.39%	346,445	2005
	13.961332	15.901687	13.90%	294,709	2004
	11.014882	13.961332	26.75%	287,374	2003
	12.315058	11.014882	-10.56%	218,088	2002
	14.231074	12.315058	-13.46%	134,275	2001
	15.447579	14.231074	-7.88%	73,604	2000
	12.600399	15.447579	22.60%	21,423	1999
	10.000000	12.600399	26.00%	0	1998*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.437626	10.521925	0.81%	29,380	2005
	10.132142	10.437626	3.01%	20,755	2004
	10.000000	10.132142	1.32%	3,493	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.215932	9.907573	7.50%	46,498	2005
	8.717183	9.215932	5.72%	48,091	2004
	6.808058	8.717183	28.04%	47,145	2003
	8.829438	6.808058	-22.89%	43,956	2002
	10.450878	8.829438	-15.51%	34,982	2001
	12.777351	10.450878	-18.21%	18,255	2000
	12.419643	12.777351	2.88%	5,625	1999
	10.000000	12.419643	24.20%	0	1998*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.060805	13.227488	1.28%	17,965	2005
	11.603120	13.060805	12.56%	25,720	2004
	7.446470	11.603120	55.82%	46,172	2003
	10.000000	7.446470	-25.54%	343	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class I - Q/NQ	12.085622	13.185313	9.10%	0	2005
	10.295503	12.085622	17.39%	0	2004
	7.865374	10.295503	30.90%	0	2003
	10.000000	7.865374	-21.35%	0	2002*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	13.418308	13.566462	1.10%	76,705	2005
	12.342012	13.418308	8.72%	224,772	2004
	10.221629	12.342012	20.74%	131,774	2003
	10.027593	10.221629	1.94%	84,692	2002
	9.744373	10.027593	2.91%	33,050	2001
	10.757403	9.744373	-9.42%	5,404	2000
	10.556787	10.757403	1.90%	889	1999
	10.000000	10.556787	5.57%	0	1998*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.453271	4.53%	82,780	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class I - Q/NQ	13.246644	17.351085	30.98%	1,404	2005
	11.109704	13.246644	19.23%	1,528	2004
	6.807349	11.109704	63.20%	1,859	2003
	8.132085	6.807349	-16.29%	2,834	2002
	8.685889	8.132085	-6.38%	3,140	2001
	10.000000	8.685889	-13.14%	0	2000*

GVIT Gartmore GVIT Emerging Markets Fund: Class III - Q/NQ	14.608663	19.137690	31.00%	64,124	2005
	12.250675	14.608663	19.25%	19,716	2004
	7.508471	12.250675	63.16%	12,967	2003
	10.000000	7.508471	-24.92%	3,816	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Financial Services Fund: Class III - Q/NQ	14.731957	16.173510	9.79%	4,079	2005
	12.316294	14.731957	19.61%	4,302	2004
	8.816690	12.316294	39.69%	5,093	2003
	10.000000	8.816690	-11.83%	641	2002*

GVIT Gartmore GVIT Global Health Sciences Fund: Class III - Q/NQ	12.142666	13.001428	7.07%	11,039	2005
	11.402022	12.142666	6.50%	8,775	2004
	8.441957	11.402022	35.06%	9,454	2003
	10.000000	8.441957	-15.58%	1,889	2002*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class I - Q/NQ	3.027146	2.973957	-1.76%	4,063	2005
	2.938715	3.027146	3.01%	5,796	2004
	1.917037	2.938715	53.29%	9,361	2003
	3.392912	1.917037	-43.50%	10,805	2002
	5.999315	3.392912	-43.45%	13,539	2001
	10.000000	5.999315	-40.01%	2,683	2000*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class III - Q/NQ	11.250482	11.053256	-1.75%	9,880	2005
	10.925455	11.250482	2.97%	11,792	2004
	7.129086	10.925455	53.25%	12,711	2003
	10.000000	7.129086	-28.71%	2,650	2002*

GVIT Gartmore GVIT Global Utilities Fund: Class III - Q/NQ	12.484648	13.127756	5.15%	4,775	2005
	9.729024	12.484648	28.32%	2,261	2004
	7.934323	9.729024	22.62%	773	2003
	10.000000	7.934323	-20.66%	702	2002*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	12.997203	13.254058	1.98%	372,513	2005
	12.745923	12.997203	1.97%	398,348	2004
	12.654152	12.745923	0.73%	462,915	2003
	11.546116	12.654152	9.60%	517,189	2002
	10.902126	11.546116	5.91%	228,589	2001
	9.809384	10.902126	11.14%	43,339	2000
	10.172348	9.809384	-3.57%	7,309	1999
	10.000000	10.172348	1.72%	0	1998*

GVIT Gartmore GVIT Growth Fund: Class I - Q/NQ	6.473239	6.808112	5.17%	68,394	2005
	6.060807	6.473239	6.80%	86,860	2004
	4.623680	6.060807	31.08%	91,107	2003
	6.568981	4.623680	-29.61%	77,513	2002
	9.257262	6.568981	-29.04%	65,238	2001
	12.759401	9.257262	-27.45%	67,380	2000
	12.390885	12.759401	2.97%	32,292	1999
	10.000000	12.390885	23.91%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT International Growth Fund: Class III - Q/NQ	11.725727	15.073720	28.55%	11,723	2005
	10.383768	11.725727	12.92%	8,412	2004
	7.769802	10.383768	33.64%	7,007	2003
	10.000000	7.769802	-22.30%	2,276	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.938716	11.159571	2.02%	101,459	2005
	10.584735	10.938716	3.34%	95,702	2004
	9.933326	10.584735	6.56%	136,753	2003
	10.000000	9.933326	-0.67%	148,245	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.322864	11.683322	3.18%	184,405	2005
	10.700165	11.322864	5.82%	229,100	2004
	9.530058	10.700165	12.28%	196,187	2003
	10.000000	9.530058	-4.70%	53,313	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.584213	12.051166	4.03%	598,317	2005
	10.709575	11.584213	8.17%	587,773	2004
	9.033690	10.709575	18.55%	529,324	2003
	10.000000	9.033690	-9.66%	221,559	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.886380	12.568358	5.74%	353,054	2005
	10.738253	11.886380	10.69%	353,924	2004
	8.586354	10.738253	25.06%	265,215	2003
	10.000000	8.586354	-14.14%	205,356	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.074239	12.869465	6.59%	241,502	2005
	10.723013	12.074239	12.60%	282,842	2004
	8.234496	10.723013	30.22%	232,694	2003
	10.000000	8.234496	-17.66%	181,704	2002*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class I - Q/NQ	12.816839	13.890136	8.37%	57,177	2005
	11.253065	12.816839	13.90%	64,808	2004
	8.131671	11.253065	38.39%	61,058	2003
	13.074320	8.131671	-37.80%	51,742	2002
	18.999657	13.074320	-31.19%	39,941	2001
	22.735718	18.999657	-16.43%	22,586	2000
	12.461498	22.735718	82.45%	3,067	1999
	10.000000	12.461498	24.61%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	11.101653	11.255765	1.39%	235,667	2005
	11.151696	11.101653	-0.45%	233,593	2004
	11.222643	11.151696	-0.63%	243,695	2003
	11.228670	11.222643	-0.05%	356,268	2002
	10.976083	11.228670	2.30%	205,398	2001
	10.482530	10.976083	4.71%	56,300	2000
	10.124383	10.482530	3.54%	36,945	1999
	10.000000	10.124383	1.24%	0	1998

GVIT Gartmore GVIT Nationwide Fund: Class I - Q/NQ	11.846853	12.569807	6.10%	155,396	2005
	10.930890	11.846853	8.38%	181,231	2004
	8.680809	10.930890	25.92%	208,331	2003
	10.636664	8.680809	-18.39%	216,256	2002
	12.216049	10.636664	-12.93%	182,849	2001
	12.637807	12.216049	-3.34%	82,642	2000
	11.966903	12.637807	5.61%	30,226	1999
	10.000000	11.966903	19.67%	0	1998*

GVIT Gartmore GVIT Nationwide Leaders Fund: Class III - Q/NQ	13.282289	14.467784	8.93%	17,739	2005
	11.324577	13.282289	17.29%	18,141	2004
	9.130827	11.324577	24.03%	13,746	2003
	10.000000	9.130827	-8.69%	8,231	2002*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III - Q/NQ	12.518987	13.845278	10.59%	10,496	2005
	11.274248	12.518987	11.04%	9,474	2004
	7.491533	11.274248	50.49%	15,742	2003
	10.000000	7.491533	-25.08%	547	2002*

GVIT Gartmore Worldwide Leaders Fund: Class I - Q/NQ	11.190533	13.188122	17.85%	6,284	2005
	9.797330	11.190533	14.22%	7,227	2004
	7.291847	9.797330	34.36%	8,259	2003
	9.897097	7.291847	-26.32%	8,840	2002
	12.345376	9.897097	-19.83%	6,043	2001
	14.257588	12.345376	-13.41%	4,328	2000
	11.745400	14.257588	21.39%	768	1999
	10.000000	11.745400	17.45%	0	1998*

GVIT Gartmore GVIT Worldwide Leaders Fund: Class III - Q/NQ	15.501292	18.268429	17.85%	6,949	2005
	13.571411	15.501292	14.22%	6,561	2004
	10.000000	13.571411	35.71%	4,766	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT International Value Fund: Class III - Q/NQ	16.383193	18.129148	10.66%	11,750	2005
	13.795416	16.383193	18.76%	6,687	2004
	10.000000	13.795416	37.95%	1,271	2003*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	20.623786	22.830881	10.70%	120,523	2005
	18.045837	20.623786	14.29%	130,003	2004
	13.571367	18.045837	32.97%	123,001	2003
	16.226571	13.571367	-16.36%	105,442	2002
	16.650563	16.226571	-2.55%	50,539	2001
	14.634711	16.650563	13.77%	16,374	2000
	12.255745	14.634711	19.41%	721	1999
	10.000000	12.255745	22.56%	0	1998*

GVIT GVIT Small Cap Growth Fund: Class I - Q/NQ	14.496373	15.473935	6.74%	82,280	2005
	12.943374	14.496373	12.00%	89,426	2004
	9.762003	12.943374	32.59%	87,954	2003
	14.818626	9.762003	-34.12%	61,716	2002
	16.831886	14.818626	-11.96%	32,915	2001
	20.331712	16.831886	-17.21%	12,896	2000
	10.000000	20.331712	103.32%	729	1999*

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	28.516666	29.026603	1.79%	130,563	2005
	24.618843	28.516666	15.83%	161,594	2004
	15.893715	24.618843	54.90%	156,508	2003
	22.097595	15.893715	-28.07%	126,976	2002
	17.445777	22.097595	26.66%	59,935	2001
	15.886176	17.445777	9.82%	9,463	2000
	12.584102	15.886176	26.24%	746	1999
	10.000000	12.584102	25.84%	0	1998*

GVIT GVIT Small Company Fund: Class I - Q/NQ	22.619557	25.089017	10.92%	148,899	2005
	19.244942	22.619557	17.54%	143,461	2004
	13.820149	19.244942	39.25%	137,717	2003
	16.928867	13.820149	-18.36%	120,982	2002
	18.376589	16.928867	-7.88%	74,999	2001
	17.087592	18.376589	7.54%	28,386	2000
	12.014774	17.087592	42.22%	3,688	1999
	10.000000	12.014774	20.15%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT J.P. Morgan GVIT Balanced Fund: Class I - Q/NQ	10.893591	11.031324	1.26%	97,991	2005
	10.168075	10.893591	7.14%	106,121	2004
	8.695502	10.168075	16.93%	104,508	2003
	10.042076	8.695502	-13.41%	91,760	2002
	10.557899	10.042076	-4.89%	78,325	2001
	10.728485	10.557899	-1.59%	14,305	2000
	10.770735	10.728485	-0.39%	2,153	1999
	10.000000	10.770735	7.71%	0	1998*

GVIT Van Kampen GVIT Comstock Value Fund: Class I - Q/NQ	11.893755	12.244340	2.95%	38,174	2005
	10.250526	11.893755	16.03%	53,162	2004
	7.897653	10.250526	29.79%	33,208	2003
	10.684106	7.897653	-26.08%	24,130	2002
	12.317063	10.684106	-13.26%	20,316	2001
	13.954430	12.317063	-11.73%	10,559	2000
	11.925844	13.954430	17.01%	711	1999
	10.000000	11.925844	19.26%	0	1998*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	13.903003	14.029010	0.91%	68,428	2005
	13.215501	13.903003	5.20%	67,964	2004
	11.936481	13.215501	10.72%	65,860	2003
	11.274938	11.936481	5.87%	63,148	2002
	10.959378	11.274938	2.88%	21,381	2001
	10.503468	10.959378	4.34%	12,231	2000
	10.473496	10.503468	0.29%	950	1999
	10.000000	10.473496	4.73%	0	1998*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	11.389202	12.283381	7.85%	50,368	2005
	10.000000	11.389202	13.89%	15,047	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.215824	8.020653	11.15%	316,296	2005
	6.194175	7.215824	16.49%	344,464	2004
	5.216955	6.194175	18.73%	346,436	2003
	6.283990	5.216955	-16.98%	327,987	2002
	8.141323	6.283990	-22.81%	263,082	2001
	10.000000	8.141323	-18.59%	147,102	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.374104	3.716911	10.16%	113,689	2005
	3.397584	3.374104	-0.69%	129,250	2004
	2.348897	3.397584	44.65%	156,825	2003
	4.027049	2.348897	-41.67%	187,497	2002
	6.506406	4.027049	-38.11%	202,292	2001
	10.000000	6.506406	-34.94%	115,290	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.265417	11.285722	9.94%	67,468	2005
	10.309227	10.265417	-0.42%	67,091	2004
	7.095326	10.309227	45.30%	57,974	2003
	10.000000	7.095326	-29.05%	34,591	2002*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	7.058336	9.196737	30.30%	115,020	2005
	6.022291	7.058336	17.20%	130,167	2004
	4.533041	6.022291	32.85%	149,786	2003
	6.183160	4.533041	-26.69%	182,412	2002
	8.178071	6.183160	-24.39%	231,809	2001
	10.000000	8.178071	-18.22%	144,127	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	12.060003	15.722944	30.37%	118,200	2005
	10.287726	12.060003	17.23%	123,216	2004
	7.742909	10.287726	32.87%	109,924	2003
	10.000000	7.742909	-22.57%	66,397	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.150937	15.499490	9.53%	2,334	2005
	12.199437	14.150937	16.00%	1,011	2004
	10.000000	12.199437	21.99%	422	2003*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	14.662576	15.694868	7.04%	70,566	2005
	12.820605	14.662576	14.37%	77,763	2004
	9.853218	12.820605	30.12%	73,212	2003
	13.566133	9.853218	-27.37%	68,155	2002
	13.949218	13.566133	-2.75%	41,912	2001
	13.966839	13.949218	-0.13%	5,057	2000
	12.305897	13.966839	13.50%	2,029	1999
	10.000000	12.305897	23.06%	0	1998*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.967544	9.985363	0.18%	16,485	2005
	10.015684	9.967544	-0.48%	15,587	2004
	10.000000	10.015684	0.16%	2,465	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	14.349215	16.117619	12.32%	98,321	2005
	12.493396	14.349215	14.85%	103,115	2004
	9.878424	12.493396	26.47%	105,104	2003
	14.157405	9.878424	-30.22%	91,409	2002
	19.027345	14.157405	-25.59%	73,083	2001
	20.820318	19.027345	-8.61%	28,148	2000
	13.700471	20.820318	51.97%	2,400	1999
	10.000000	13.700471	37.00%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	14.039079	16.366037	16.57%	45,928	2005
	11.949322	14.039079	17.49%	33,618	2004
	8.957418	11.949322	33.40%	38,309	2003
	11.957935	8.957418	-25.09%	25,915	2002
	12.462618	11.957935	-4.05%	11,246	2001
	12.531553	12.462618	-0.55%	5,031	2000
	11.819096	12.531553	6.03%	2,887	1999
	10.000000	11.819096	18.19%	0	1998*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.804504	12.456727	5.53%	1,097	2005
	10.552559	11.804504	11.86%	702	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	14.961776	15.528631	3.79%	316,113	2005
	14.168379	14.961776	5.60%	340,549	2004
	10.957031	14.168379	29.31%	341,323	2003
	15.170607	10.957031	-27.77%	318,624	2002
	17.574219	15.170607	-13.68%	227,087	2001
	17.836627	17.574219	-1.47%	96,743	2000
	12.750719	17.836627	39.89%	6,969	1999
	10.000000	12.750719	27.51%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.565033	11.926147	12.88%	172,518	2005
	8.978200	10.565033	17.67%	197,011	2004
	6.356923	8.978200	41.23%	249,535	2003
	8.267491	6.356923	-23.11%	305,448	2002
	9.518646	8.267491	-13.14%	198,296	2001
	10.000000	9.518646	-4.81%	11,455	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	16.753552	18.916877	12.91%	162,211	2005
	14.233382	16.753552	17.71%	126,497	2004
	10.000000	14.233382	42.33%	71,329	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	12.654982	13.244102	4.66%	223,492	2005
	11.707682	12.654982	8.09%	258,516	2004
	9.355937	11.707682	25.14%	257,239	2003
	11.667724	9.355937	-19.81%	243,101	2002
	13.152642	11.667724	-11.29%	154,996	2001
	14.599387	13.152642	-9.91%	70,923	2000
	12.147153	14.599387	20.19%	7,153	1999
	10.000000	12.147153	21.47%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Mid Cap Fund/VA: Non-Service Shares - Q/NQ	14.621223	16.218926	10.93%	185,676	2005
	12.361526	14.621223	18.28%	193,840	2004
	9.967175	12.361526	24.02%	191,993	2003
	13.978216	9.967175	-28.69%	160,612	2002
	20.596567	13.978216	-32.13%	108,373	2001
	23.496887	20.596567	-12.34%	65,179	2000
	12.959156	23.496887	81.31%	5,067	1999
	10.000000	12.959156	29.59%	0	1998*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	25.777598	28.574908	10.85%	16,848	2005
	23.717411	25.777598	8.69%	18,192	2004
	18.783491	23.717411	26.27%	28,209	2003
	17.415214	18.783491	7.86%	15,757	2002
	16.018934	17.415214	8.72%	6,225	2001
	14.562396	16.018934	10.00%	3,153	2000
	11.398245	14.562396	27.76%	58	1999
	10.000000	11.398245	13.98%	0	1998*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	11.856303	13.004495	9.68%	0	2005
	10.227893	11.856303	15.92%	0	2004
	8.128587	10.227893	25.83%	0	2003
	10.000000	8.128587	-18.71%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	6.873124	7.979923	16.10%	40,206	2005
	5.723928	6.873124	20.08%	39,451	2004
	4.088676	5.723928	39.99%	25,687	2003
	6.014503	4.088676	-32.02%	19,354	2002
	8.617166	6.014503	-30.20%	7,698	2001
	10.000000	8.617166	-13.83%	397	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	25.186652	29.114020	15.59%	92,153	2005
	18.699570	25.186652	34.69%	93,896	2004
	13.770483	18.699570	35.79%	82,807	2003
	14.055442	13.770483	-2.03%	71,004	2002
	12.959009	14.055442	8.46%	33,569	2001
	12.466313	12.959009	3.95%	3,736	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	24.176597	31.514704	30.35%	8,665	2005
	19.447415	24.176597	24.32%	11,715	2004
	12.772187	19.447415	52.26%	16,993	2003
	13.320519	12.772187	-4.12%	15,878	2002
	13.739047	13.320519	-3.05%	15,600	2001
	23.931619	13.739047	-42.59%	6,313	2000
	12.099788	23.931619	97.79%	1,590	1999
	10.000000	12.099788	21.00%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	12.622652	16.437358	30.22%	16,201	2005
	10.000000	12.622652	26.23%	14,663	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	20.697822	31.001698	49.78%	1,827	2005
	16.871845	20.697822	22.68%	1,872	2004
	11.800336	16.871845	42.98%	1,907	2003
	12.298301	11.800336	-4.05%	2,125	2002
	13.907561	12.298301	-11.57%	4,057	2001
	12.641312	13.907561	10.02%	271	2000
	10.579367	12.641312	19.49%	92	1999
	10.000000	10.579367	5.79%	0	1998*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	12.479763	18.685701	49.73%	12,272	2005
	10.000000	12.479763	24.80%	1,642	2004*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	9.801030	10.614044	8.30%	43,058	43,058
	7.353509	9.801030	33.28%	45,832	2003
	9.727116	7.353509	-24.40%	43,267	2002
	9.819759	9.727116	-0.94%	15,395	2001
	10.057633	9.819759	-2.37%	303	2000*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	9.106093	10.630738	16.74%	266,301	2004
	6.730519	9.106093	35.30%	307,929	2003
	9.313641	6.730519	-27.73%	296,972	2002
	9.795001	9.313641	-4.91%	227,546	2001
	10.000000	9.795001	-2.05%	4,842	2000*

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Balanced Fund: Series I Shares - Q/NQ	9.997783	10.389966	3.92%	1,315	2005
	9.420958	9.997783	6.12%	1,356	2004
	8.202822	9.420958	14.85%	2,302	2003
	10.025259	8.202822	-18.18%	1,181	2002
	10.000000	10.025259	0.25%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Blue Chip Fund: Series I Shares - Q/NQ	9.299347	9.499928	2.16%	0	2005
	9.001140	9.299347	3.31%	0	2004
	7.287312	9.001140	23.52%	0	2003
	9.999379	7.287312	-27.12%	0	2002
	10.000000	9.999379	-0.01%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	10.347766	11.116115	7.43%	118	2005
	9.832542	10.347766	5.24%	73	2004
	7.691424	9.832542	27.84%	26	2003
	10.302057	7.691424	-25.34%	0	2002
	10.000000	10.302057	3.02%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	8.954362	9.338089	4.29%	0	2005
	8.577217	8.954362	4.40%	0	2004
	6.947632	8.577217	23.46%	0	2003
	10.093448	6.947632	-31.17%	0	2002
	10.000000	10.093448	0.93%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Stock Fund: Series I Shares - Q/NQ	10.943696	11.375653	3.95%	0	2005
	10.175221	10.943696	7.55%	0	2004
	8.285737	10.175221	22.80%	0	2003
	9.944626	8.285737	-16.68%	0	2002
	10.000000	9.944626	-0.55%	0	2001*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	12.767265	14.861051	16.40%	0	2005
	10.431301	12.767265	22.39%	0	2004
	8.188770	10.431301	27.39%	0	2003
	10.000000	8.188770	-18.11%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	13.089671	13.518310	3.27%	52,071	2005
	11.737071	13.089671	11.52%	60,972	2004
	9.193080	11.737071	27.67%	54,096	2003
	11.552029	9.193080	-20.42%	49,941	2002
	12.771997	11.552029	-9.55%	18,534	2001
	14.475981	12.771997	-11.77%	3,833	2000
	12.427175	14.475981	16.49%	168	1999
	10.000000	12.427175	24.27%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	11.096532	12.404396	11.79%	10,564	2005
	9.782676	11.096532	13.43%	11,769	2004
	7.960337	9.782676	22.89%	12,991	2003
	10.128725	7.960337	-21.41%	15,113	2002
	14.490593	10.128725	-30.10%	18,945	2001
	17.650383	14.490593	-17.90%	10,171	2000
	10.901004	17.650383	61.92%	1,834	1999
	10.000000	10.901004	9.01%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	11.229023	12.535460	11.63%	9,473	2005
	9.886036	11.229023	13.58%	8,462	2004
	8.044442	9.886036	22.89%	7,439	2003
	10.000000	8.044442	-19.56%	4,254	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.730380	10.820656	0.84%	5,508	2005
	9.823019	10.730380	9.24%	3,273	2004
	7.968301	9.823019	23.28%	4,315	2003
	10.000000	7.968301	-20.32%	1,182	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	18.092486	18.756880	3.67%	95,262	2005
	16.032727	18.092486	12.85%	96,992	2004
	12.596055	16.032727	27.28%	84,009	2003
	14.605357	12.596055	-13.76%	99,852	2002
	13.116946	14.605357	11.35%	1,077,697	2001
	11.248045	13.116946	16.62%	878	2000
	11.493876	11.248045	-2.14%	76	1999
	10.000000	11.493876	14.94%	0	1998*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.687792	10.714080	0.25%	12,921	2005
	10.233898	10.687792	4.44%	10,488	2004
	10.000000	10.233898	2.34%	9,776	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	10.829569	11.412602	5.38%	3,684	2005
	9.804421	10.829569	10.46%	3,662	2004
	7.916685	9.804421	23.85%	4,823	2003
	10.186046	7.916685	-22.28%	313	2002
	10.000000	10.186046	1.86%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF	10.986989	11.593381	5.52%	8,606	2005
	9.835691	10.986989	11.71%	7,742	2004
	8.061146	9.835691	22.01%	8,663	2003
	10.164046	8.061146	-20.69%	2,171	2002
	10.000000	10.164046	1.64%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap Growth VIF	9.309207	9.361675	0.56%	8,111	2005
	8.929285	9.309207	4.25%	7,273	2004
	7.066588	8.929285	26.36%	6,140	2003
	10.297677	7.066588	-31.38%	2,320	2002
	10.000000	10.297677	2.98%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	12.906208	14.570812	12.90%	5,717	2005
	11.157667	12.906208	15.67%	5,225	2004
	8.277620	11.157667	34.79%	4,007	2003
	10.483592	8.277620	-21.04%	939	2002
	10.000000	10.483592	4.84%	0	2001*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	12.773658	14.643576	14.64%	0	2005
	10.968665	12.773658	16.46%	0	2004
	7.526163	10.968665	45.74%	0	2003
	11.581271	7.526163	-35.01%	0	2002
	16.443767	11.581271	-29.57%	0	2001
	20.551766	16.443767	-19.99%	0	2000
	12.735345	20.551766	61.38%	0	1999
	10.000000	12.735345	27.35%	0	1998*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	10.790409	12.507891	15.92%	0	2005
	9.527860	10.790409	13.25%	0	2004
	7.253109	9.527860	31.36%	0	2003
	9.175002	7.253109	-20.95%	0	2002
	11.961010	9.175002	-23.29%	0	2001
	16.352558	11.961010	-26.86%	50	2000
	10.798003	16.352558	51.44%	50	1999
	10.000000	10.798003	7.98%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	13.523151	14.434846	6.74%	0	2005
	12.305392	13.523151	9.90%	0	2004
	9.960794	12.305392	23.54%	561	2003
	13.122923	9.960794	-24.10%	45	2002
	13.172245	13.122923	-0.37%	60	2001
	12.252980	13.172245	7.50%	92	2000
	11.684826	12.252980	4.86%	10	1999
	10.000000	11.684826	16.85%	0	1998*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.446927	13.174239	5.84%	12,829	2005
	10.346504	12.446927	20.30%	14,040	2004
	7.608241	10.346504	35.99%	11,208	2003
	10.000000	7.608241	-23.92%	2,511	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.046653	10.274954	2.27%	14,191	2005
	9.583764	10.046653	4.83%	25,592	2004
	7.706045	9.583764	24.37%	17,814	2003
	10.988353	7.706045	-29.87%	19,484	2002
	14.380518	10.988353	-23.59%	19,294	2001
	16.375662	14.380518	-12.18%	5,530	2000
	12.754610	16.375662	28.39%	1,109	1999
	10.000000	12.754610	27.55%	0	1998*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	12.108868	12.512627	3.33%	109,819	2005
	11.088459	12.108868	9.20%	119,481	2004
	8.751979	11.088459	26.70%	127,625	2003
	11.421554	8.751979	-23.37%	124,740	2002
	13.178151	11.421554	-13.33%	55,945	2001
	14.716647	13.178151	-10.45%	31,664	2000
	12.363055	14.716647	19.04%	8,725	1999
	10.000000	12.363055	23.63%	0	1998*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.010432	12.373722	3.02%	41,284	2005
	11.584069	12.010432	3.68%	47,143	2004
	9.686029	11.584069	19.60%	43,783	2003
	11.783214	9.686029	-17.80%	62,864	2002
	13.164923	11.783214	-10.50%	9,511	2001
	13.424790	13.164923	-1.94%	2,574	2000
	12.203505	13.424790	10.01%	1,610	1999
	10.000000	12.203505	22.04%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	12.153970	12.692326	4.43%	0	2005
	11.059789	12.153970	9.89%	0	2004
	8.508841	11.059789	29.98%	0	2003
	10.659521	8.508841	-20.18%	0	2002
	10.000000	10.659521	6.60%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	13.874159	15.322551	10.44%	0	2005
	11.711818	13.874159	18.46%	0	2004
	8.702180	11.711818	34.58%	0	2003
	10.045118	8.702180	-13.37%	0	2002
	10.000000	10.045118	0.45%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.958478	12.956412	-0.02%	109,011	2005
	12.670489	12.958478	2.27%	113,507	2004
	12.267458	12.670489	3.29%	137,899	2003
	11.370764	12.267458	7.89%	116,316	2002
	10.666472	11.370764	6.60%	32,080	2001
	9.783812	10.666472	9.02%	3,340	2000
	10.000000	9.783812	-2.16%	153	1999*

Fidelity Variable Insurance Products Fund - VIP Equity - Income Portfolio: Service Class - Q/NQ	14.400930	15.032685	4.39%	135,725	2005
	13.099526	14.400930	9.93%	145,971	2004
	10.191923	13.099526	28.53%	142,296	2003
	12.440995	10.191923	-18.08%	87,945	2002
	13.281731	12.440995	-6.33%	42,329	2001
	12.423854	13.281731	6.91%	6,473	2000
	11.846486	12.423854	4.87%	1,407	1999
	10.000000	11.846486	18.46%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	11.563600	12.061208	4.30%	75,950	2005
	11.345636	11.563600	1.92%	83,238	2004
	8.657007	11.345636	31.06%	87,699	2003
	12.566043	8.657007	-31.11%	71,467	2002
	15.476056	12.566043	-18.80%	40,149	2001
	17.630000	15.476056	-12.22%	27,355	2000
	13.010755	17.630000	35.50%	6,940	1999
	10.000000	13.010755	30.11%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.184506	10.306110	1.19%	75,198	2005
	9.426171	10.184506	8.04%	57,564	2004
	7.521629	9.426171	25.32%	179,911	2003
	7.354603	7.521629	2.27%	42,591	2002
	8.458245	7.354603	-13.05%	14,996	2001
	11.072984	8.458245	-23.61%	2,753	2000
	10.380632	11.072984	6.67%	654	1999
	10.000000	10.380632	3.81%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	12.255881	14.392045	17.43%	2,503	2005
	10.941500	12.255881	12.01%	2,790	2004
	7.740990	10.941500	41.34%	3,364	2003
	9.846083	7.740990	-21.38%	3,730	2002
	12.672362	9.846083	-22.30%	3,824	2001
	15.879549	12.672362	-20.20%	1,193	2000
	11.293057	15.879549	40.61%	275	1999
	10.000000	11.293057	12.93%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.242700	14.370885	17.38%	22,302	2005
	10.928889	12.242700	12.02%	19,740	2004
	7.729491	10.928889	41.39%	9,878	2003
	10.000000	7.729491	-22.71%	5,889	2002*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	15.850782	18.281239	15.33%	115,229	2005
	13.923698	15.850782	13.84%	105,369	2004
	10.990756	13.923698	26.69%	86,257	2003
	12.294307	10.990756	-10.60%	59,999	2002
	14.214337	12.294307	-13.51%	30,889	2001
	15.437189	14.214337	-7.92%	7,020	2000
	12.598299	15.437189	22.53%	2,939	1999
	10.000000	12.598299	25.98%	0	1998*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.428807	10.507730	0.76%	9,093	2005
	10.128708	10.428807	2.96%	5,301	2004
	10.000000	10.128708	1.29%	207	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.186413	9.870863	7.45%	2,916	2005
	8.693663	9.186413	5.67%	6,508	2004
	6.793127	8.693663	27.98%	6,393	2003
	8.814543	6.793127	-22.93%	7,392	2002
	10.438575	8.814543	-15.56%	7,860	2001
	12.768758	10.438575	-18.25%	3,094	2000
	12.417568	12.768758	2.83%	690	1999
	10.000000	12.417568	24.18%	0	1998*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.043195	13.202987	1.23%	7,859	2005
	11.593346	13.043195	12.51%	8,727	2004
	7.443946	11.593346	55.74%	8,775	2003
	10.000000	7.443946	-25.56%	23,961	2002*

				0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class I - Q/NQ	12.069294	13.160857	9.04%		2005
	10.286800	12.069294	17.33%	0	2004
	7.862698	10.286800	30.83%	0	2003
	10.000000	7.862698	-21.37%	0	2002*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	13.375356	13.516216	1.05%	18,748	2005
	12.308733	13.375356	8.67%	86,692	2004
	10.199226	12.308733	20.68%	32,218	2003
	10.010690	10.199226	1.88%	9,448	2002
	9.732895	10.010690	2.85%	4,092	2001
	14.247974	9.732895	-9.46%	333	2000
	11.743342	14.247974	1.85%	179	1999
	10.000000	11.743428	5.55%	0	1998*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.449767	4.50%	11,387	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class I - Q/NQ	13.218203	17.305110	30.92%	0	2005
	11.091469	13.218203	19.17%	0	2004
	6.799600	11.091469	63.12%	234	2003
	8.126945	6.799600	-16.33%	234	2002
	8.684823	8.126945	-6.42%	1,830	2001
	10.000000	8.684823	-13.15%	0	2000*

GVIT Gartmore GVIT Emerging Markets Fund: Class III - Q/NQ	14.588946	19.102228	30.94%	17,125	2005
	12.240339	14.588946	19.19%	10,562	2004
	7.505927	12.240339	63.08%	9,441	2003
	10.000000	7.505927	-24.94%	3,034	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Financial Services Fund: Class III - Q/NQ	14.710087	16.141352	9.73%	286	2005
	12.304239	14.710087	19.55%	306	2004
	8.812529	12.304239	39.62%	306	2003
	10.000000	8.812529	-11.87%	0	2002*

GVIT Gartmore GVIT Global Health Services Fund: Class III - Q/NQ	12.124673	12.975598	7.02%	6,583	2005
	11.390883	12.124673	6.44%	7,137	2004
	8.437976	11.390883	35.00%	8,038	2003
	10.000000	8.437976	-15.62%	1,778	2002*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class I - Q/NQ	3.020641	2.966073	-1.81%	613	2005
	2.933882	3.020641	2.96%	1,148	2004
	1.914851	2.933882	53.22%	1,230	2003
	3.390760	1.914851	-43.53%	1,250	2002
	5.998573	3.390760	-43.47%	1,268	2001
	10.000000	5.998573	-40.01%	123	2000*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class III - Q/NQ	11.235308	11.032795	-1.80%	3,084	2005
	10.916237	11.235308	2.92%	6,360	2004
	7.126672	10.916237	53.17%	10,791	2003
	10.000000	7.126672	-28.73%	11	2002*

GVIT Gartmore GVIT Global Utilities Fund: Class III - Q/NQ	12.466117	13.101659	5.10%	925	2005
	9.719497	12.466117	28.26%	9,645	2004
	7.930578	9.719497	22.56%	415	2003
	10.000000	7.930578	-20.69%	0	2002*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	12.955598	13.204965	1.92%	139,919	2005
	12.711565	12.955598	1.92%	140,162	2004
	12.626432	12.711565	0.67%	171,854	2003
	11.526653	12.626432	9.54%	173,812	2002
	10.889287	11.526653	5.85%	73,470	2001
	9.802780	10.889287	11.08%	15,517	2000
	10.170644	9.802780	-3.62%	4,105	1999
	10.000000	10.170644	1.71%	0	1998*

GVIT Gartmore GVIT Growth Fund: Class I - Q/NQ	6.452491	6.782860	5.12%	11,357	2005
	6.044444	6.452491	6.75%	12,313	2004
	4.613524	6.044444	31.02%	9,191	2003
	6.557891	4.613524	-29.65%	8,674	2002
	9.246358	6.557891	-29.08%	6,978	2001
	12.750810	9.246358	-27.48%	18,473	2000
	12.388810	12.750810	2.92%	2,624	1999
	10.000000	12.388810	23.89%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT International Growth Fund: Class III - Q/NQ	11.709868	15.045739	28.49%	3,687	2005
	10.374988	11.709868	12.87%	1,239	2004
	7.767159	10.374988	33.58%	0	2003
	10.000000	7.767159	-22.33%	0	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.922479	11.137379	1.97%	29,134	2005
	10.574381	10.922479	3.29%	65,097	2004
	9.928642	10.574381	6.50%	113,595	2003
	10.000000	9.928642	-0.71%	76,767	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.306072	11.660102	3.13%	114,980	2005
	10.689699	11.306072	5.77%	109,546	2004
	9.525559	10.689699	12.22%	80,477	2003
	10.000000	9.525559	-4.74%	17,906	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.567029	12.027221	3.98%	173,659	2005
	10.699107	11.567029	8.11%	189,867	2004
	9.029424	10.699107	18.49%	184,335	2003
	10.000000	9.029424	-9.71%	34,989	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.868786	12.543415	5.68%	68,849	2005
	10.727781	11.868786	10.64%	54,266	2004
	8.582311	10.727781	25.00%	35,399	2003
	10.000000	8.582311	-14.18%	1,940	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.056354	12.843911	6.53%	15,334	2005
	10.712555	12.056354	12.54%	16,935	2004
	8.230619	10.712555	30.15%	18,292	2003
	10.000000	8.230619	-17.69%	1,675	2002*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class I - Q/NQ	12.775771	13.838648	8.32%	17,387	2005
	11.222685	12.775771	13.84%	21,342	2004
	8.113826	11.222685	38.32%	21,654	2003
	13.052260	8.113826	-37.84%	12,105	2002
	18.977298	13.052260	-31.22%	7,065	2001
	22.720430	18.977298	-16.47%	4,355	2000
	12.459415	22.720430	82.36%	1,329	1999
	10.000000	12.459415	24.59%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	11.066094	11.214049	1.34%	88,558	2005
	11.121610	11.066094	-0.50%	97,081	2004
	11.198034	11.121610	-0.68%	66,553	2003
	11.209725	11.198034	-0.10%	197,339	2002
	10.963142	11.209725	2.25%	89,467	2001
	10.475448	10.963142	4.66%	13,070	2000
	10.122671	10.475448	3.49%	35	1999
	10.000000	10.122671	1.23%	0	1998

GVIT Gartmore GVIT Nationwide Fund: Class I - Q/NQ	11.808950	12.523258	6.05%	48,688	2005
	10.901442	11.808950	8.32%	50,497	2004
	8.661797	10.901442	25.86%	54,654	2003
	10.618745	8.661797	-18.43%	46,941	2002
	12.201684	10.618745	-12.97%	25,866	2001
	12.629301	12.201684	-3.39%	19,726	2000
	11.964909	12.629301	5.55%	4,083	1999
	10.000000	11.964909	19.65%	0	1998*

GVIT Gartmore GVIT Nationwide Leaders Fund: Class III - Q/NQ	13.262583	14.439032	8.87%	2,542	2005
	11.313504	13.262583	17.23%	2,310	2004
	9.126509	11.313504	23.96%	1,498	2003
	10.000000	9.126509	-8.73%	0	2002*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III - Q/NQ	12.500413	13.817774	10.54%	5,952	2005
	11.263226	12.500413	10.98%	3,580	2004
	7.487992	11.263226	50.42%	6,138	2003
	10.000000	7.487992	-25.12%	6,226	2002*

GVIT Gartmore Worldwide Leaders Fund: Class I - Q/NQ	11.154684	13.139231	17.79%	803	2005
	9.770899	11.154684	14.16%	814	2004
	7.275861	9.770899	34.29%	1,453	2003
	9.880402	7.275861	-26.36%	2,407	2002
	12.330829	9.880402	-19.87%	2,414	2001
	14.247974	12.330829	-13.46%	511	2000
	10.743428	14.247974	21.33%	36	1999
	10.000000	10.743428	17.43%	0	1998*

GVIT Gartmore GVIT Worldwide Leaders Fund: Class III - Q/NQ	15.488203	18.243804	17.79%	1,077	2005
	13.566822	15.488203	14.16%	1,128	2004
	10.000000	13.566822	35.67%	750	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT International Value Fund: Class III - Q/NQ	16.369372	18.104708	10.60%	6,800	2005
	13.790762	16.369372	18.70%	3,728	2004
	10.000000	13.790762	37.91%	2,280	2003*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	20.557736	22.746284	10.65%	35,196	2005
	17.997152	20.557736	14.23%	34,420	2004
	13.541599	17.997152	32.90%	34,044	2003
	16.199200	13.541599	-16.41%	30,900	2002
	16.630966	16.199200	-2.60%	36,163	2001
	14.624858	16.630966	13.72%	3,031	2000
	12.253691	14.624858	19.35%	172	1999
	10.000000	12.253691	22.54%	0	1998*

GVIT GVIT Small Cap Growth Fund: Class I - Q/NQ	14.454824	15.421797	6.69%	18,558	2005
	12.912822	14.454824	11.94%	22,042	2004
	9.743886	12.912822	32.52%	23,553	2003
	14.798640	9.743886	-34.16%	17,713	2002
	16.817775	14.798640	-12.01%	11,543	2001
	20.324927	16.817775	-17.26%	887	2000
	10.000000	20.324927	103.25%	105	1999*

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	28.425391	28.919087	1.74%	21,444	2005
	24.552470	28.425391	15.77%	30,212	2004
	15.858883	24.552470	54.82%	36,641	2003
	22.060369	15.858883	-28.11%	30,843	2002
	17.425261	22.060369	26.60%	38,208	2001
	15.875478	17.425261	9.76%	2,053	2000
	12.581999	15.875478	26.18%	59	1999
	10.000000	12.581999	25.82%	0	1998*

GVIT GVIT Small Company Fund: Class I - Q/NQ	22.547136	24.996065	10.86%	39,248	2005
	19.193041	22.547136	17.48%	40,900	2004
	13.789861	19.193041	39.18%	34,534	2003
	16.900322	13.789861	-18.40%	33,228	2002
	18.354971	16.900322	-7.93%	16,793	2001
	17.076087	18.354971	7.49%	4,789	2000
	12.012761	17.076087	42.15%	773	1999
	10.000000	12.012761	20.13%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT J.P. Morgan GVIT Balanced Fund: Class I - Q/NQ	10.858711	10.990459	1.21%	52,346	2005
	10.140642	10.858711	7.08%	46,140	2004
	8.676428	10.140642	16.88%	44,315	2003
	10.025137	8.676428	-13.45%	46,682	2002
	10.545461	10.025137	-4.93%	17,690	2001
	10.721257	10.545461	-1.64%	252	2000
	10.768931	10.721257	-0.44%	16	1999
	10.000000	10.768931	7.69%	0	1998*

GVIT Van Kampen GVIT Comstock Value Fund: Class I - Q/NQ	11.855672	12.198971	2.90%	15,727	2005
	10.222862	11.855672	15.97%	19,233	2004
	7.880333	10.222862	29.73%	14,591	2003
	10.666092	7.880333	-26.12%	15,166	2002
	12.302565	10.666092	-13.30%	3,842	2001
	13.945030	12.302565	-11.78%	214	2000
	11.923848	13.945030	16.95%	0	1999
	10.000000	11.923848	19.24%	0	1998*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	13.858482	13.977022	0.86%	23,407	2005
	13.179840	13.858482	5.15%	27,287	2004
	11.910299	13.179840	10.66%	28,963	2003
	11.255907	11.910299	5.81%	38,469	2002
	10.946464	11.255907	2.83%	12,216	2001
	10.496386	10.946464	4.29%	154	2000
	10.471735	10.496386	0.24%	8	1999
	10.000000	10.471735	4.72%	0	1998*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	11.385394	12.273075	7.80%	22,528	2005
	10.000000	11.385394	13.85%	4,055	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.197845	7.996638	11.10%	47,962	2005
	6.181859	7.197845	16.43%	58,140	2004
	5.209227	6.181859	18.67%	61,667	2003
	6.277859	5.209227	-17.02%	63,723	2002
	8.137529	6.277859	-22.85%	38,433	2001
	10.000000	8.137529	-18.62%	15,435	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.365706	3.705791	10.10%	9,617	2005
	3.390832	3.365706	-0.74%	18,224	2004
	2.345410	3.390832	44.57%	19,374	2003
	4.023106	2.345410	-41.70%	20,320	2002
	6.503356	4.023106	-38.14%	20,880	2001
	10.000000	6.503356	-34.97%	7,886	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.251543	11.264791	9.88%	4,172	2005
	10.300510	10.251543	-0.48%	4,388	2004
	7.092920	10.300510	45.22%	6,238	2003
	10.000000	7.092920	-29.07%	5,896	2002*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	7.040734	9.169173	30.23%	19,072	2005
	6.010319	7.040734	17.14%	24,712	2004
	4.526318	6.010319	32.79%	28,179	2003
	6.177123	4.526318	-26.72%	30,657	2002
	8.174255	6.177123	-24.43%	44,525	2001
	10.000000	8.174255	-18.26%	8,355	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	12.043732	15.693805	30.31%	6,892	2005
	10.279042	12.043732	17.17%	10,644	2004
	7.740287	10.279042	32.80%	10,298	2003
	10.000000	7.740287	-22.60%	8,784	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.139002	15.478600	9.47%	0	2005
	12.195325	14.139002	15.94%	0	2004
	10.000000	12.195325	21.95%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	14.615636	15.636717	6.99%	17,193	2005
	12.786036	14.615636	14.31%	17,558	2004
	9.831629	12.786036	30.05%	18,356	2003
	13.543264	9.831629	-27.41%	19,051	2002
	13.932809	13.543264	-2.80%	6,855	2001
	13.957433	13.932809	-0.18%	85	2000
	12.303831	13.957433	13.44%	94	1999
	10.000000	12.303831	23.04%	0	1998*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.959135	9.971898	0.13%	6,492	2005
	10.012296	9.959135	-0.53%	5,814	2004
	10.000000	10.012296	0.12%	8,001	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	14.303234	16.057857	12.27%	25,621	2005
	12.459670	14.303234	14.80%	29,974	2004
	9.856745	12.459670	26.41%	30,326	2003
	14.133513	9.856745	-30.26%	27,002	2002
	19.004946	14.133513	-25.63%	21,075	2001
	20.806301	19.004946	-8.66%	6,999	2000
	13.698179	20.806301	51.89%	206	1999
	10.000000	13.698179	36.98%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	13.994117	16.305392	16.52%	16,145	2005
	11.917079	13.994117	17.43%	7,614	2004
	8.937773	11.917079	33.33%	1,536	2003
	11.937762	8.937773	-25.13%	1,720	2002
	12.447943	11.937762	-4.10%	1,709	2001
	12.523110	12.447943	-0.60%	1,241	2000
	11.817120	12.523110	5.97%	528	1999
	10.000000	11.817120	18.17%	0	1998*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.285193	11.902710	5.47%	1,993	2005
	10.000000	11.285193	12.85%	39	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	14.913859	15.471084	3.74%	105,921	2005
	14.130159	14.913859	5.55%	114,000	2004
	10.933007	14.130159	29.24%	111,684	2003
	15.145026	10.933007	-27.81%	89,193	2002
	17.553551	15.145026	-13.72%	35,386	2001
	17.824624	17.553551	-1.52%	9,855	2000
	12.748581	17.824624	39.82%	1,857	1999
	10.000000	12.748581	27.49%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.540076	11.891977	12.83%	49,052	2005
	8.961533	10.540076	17.61%	52,090	2004
	6.348332	8.961533	41.16%	61,116	2003
	8.260515	6.348332	-23.15%	64,611	2002
	9.515462	8.260515	-13.19%	14,573	2001
	10.000000	9.515462	-4.85%	6,409	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	16.739434	18.891396	12.86%	38,782	2005
	14.228585	16.739434	17.65%	34,311	2004
	10.000000	14.228585	42.29%	20,902	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	12.614486	13.195056	4.60%	100,094	2005
	11.676116	12.614486	8.04%	107,499	2004
	9.335444	11.676116	25.07%	93,641	2003
	11.648072	9.355444	-19.85%	81,370	2002
	13.137180	11.648072	-11.34%	42,758	2001
	14.589572	13.137180	-9.96%	21,732	2000
	12.145122	14.589572	20.13%	2,585	1999
	10.000000	12.145122	21.45%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Mid Cap Fund/VA: Non-Service Shares - Q/NQ	14.574407	16.158843	10.87%	25,244	2005
	12.328183	14.574407	18.22%	24,615	2004
	9.945321	12.328183	23.96%	25,090	2003
	13.954638	9.945321	-28.73%	16,933	2002
	20.572328	13.954638	-32.17%	11,507	2001
	23.481073	20.572328	-12.39%	7,789	2000
	12.956986	23.481073	81.22%	1,811	1999
	10.000000	12.956986	29.57%	0	1998*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	25.695091	28.469072	10.80%	909	2005
	23.653460	25.695091	8.63%	1,473	2004
	18.742335	23.653460	26.20%	16,575	2003
	17.385852	18.742335	7.80%	17,279	2002
	16.000072	17.385852	8.66%	4,096	2001
	14.552579	16.000072	9.95%	0	2000
	11.396332	14.552579	27.70%	0	1999
	10.000000	11.393332	13.96%	0	1998*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	11.840306	12.980403	9.63%	0	2005
	10.219258	11.840306	15.86%	0	2004
	8.125827	10.219258	25.76%	0	2003
	10.000000	8.125827	-18.74%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	6.856906	7.957070	16.04%	18,272	2005
	5.713308	6.856906	20.02%	10,366	2004
	4.083152	5.713308	39.92%	3,392	2003
	6.009420	4.083152	-32.05%	2,634	2002
	8.614274	6.009420	-30.24%	2,873	2001
	10.000000	8.614274	-13.86%	249	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	25.106035	29.006179	15.53%	24,605	2005
	18.649157	25.106035	34.62%	26,072	2004
	13.740303	18.649157	35.73%	22,283	2003
	14.031746	13.740303	-2.08%	23,231	2002
	12.943746	14.031746	8.41%	3,218	2001
	12.453337	12.943746	3.94%	1,015	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	24.099223	31.398017	30.29%	2,434	2005
	19.394982	24.099223	24.25%	2,434	2004
	12.744182	19.394982	52.19%	3,704	2003
	13.298062	12.744182	-4.17%	1,622	2002
	13.722894	13.298062	-3.10%	36,453	2001
	23.915562	13.722894	-42.62%	680	2000
	12.097773	23.915562	97.69%	672	1999
	10.000000	12.097773	20.98%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	12.618420	16.423563	30.16%	1,836	2005
	10.000000	12.618420	26.18%	73	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	20.631596	30.886919	49.71%	0	2005
	16.826365	20.631596	22.61%	0	2004
	11.774488	16.826365	42.91%	1,454	2003
	12.277582	11.774488	-4.10%	0	2002
	13.891206	12.277582	-11.62%	0	2001
	12.632809	13.891206	9.96%	1,764	2000
	10.577601	12.632809	19.43%	542	1999
	10.000000	10.577601	5.78%	0	1998*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	12.475588	18.670053	49.65%	6,123	2005
	10.000000	12.475588	24.76%	871	2004*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	10.584568	11.361124	7.34%	5,393	2005
	9.778755	10.584568	8.24%	5,511	2004
	7.340505	9.778755	33.22%	5,595	2003
	9.714847	7.340505	-24.44%	5,746	2002
	9.812366	9.714847	-0.99%	10,406	2001
	10.055109	9.812366	-2.41%	0	2000*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	10.605635	11.293557	6.49%	67,579	2005
	9.089190	10.605635	16.68%	77,595	2004
	6.721420	9.089190	35.23%	71,709	2003
	9.305769	6.721420	-27.77%	66,440	2002
	9.791721	9.305769	-4.96%	27,470	2001
	10.000000	9.791721	-2.08%	345	2000*

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Balanced Fund: Series I Shares - Q/NQ	9.981981	10.368315	3.87%	2,934	2005
	9.410838	9.981981	6.07%	3,476	2004
	8.198152	9.410838	14.79%	5,442	2003
	10.024630	8.198152	-18.22%	5,833	2002
	10.000000	10.024630	0.25%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Blue Chip Fund: Series I Shares - Q/NQ	9.284631	9.480106	2.11%	1,406	2005
	8.991455	9.284631	3.26%	1,655	2004
	7.283152	8.991455	3.41%	2,031	2003
	9.998756	7.283152	-27.16%	2,491	2002
	10.000000	9.998756	-0.01%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	10.331386	11.092909	7.37%	0	2005
	9.821960	10.331386	5.19%	0	2004
	7.687034	9.821960	27.77%	0	2003
	10.301414	7.687034	-25.38%	0	2002
	10.000000	10.301414	3.01%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	8.940192	9.318598	4.23%	3,385	2005
	8.567985	8.940192	4.34%	3,991	2004
	6.943670	8.567985	23.39%	4,614	2003
	10.092825	6.943670	-31.20%	4,849	2002
	10.000000	10.092825	0.93%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Stock Fund: Series I Shares - Q/NQ	10.926381	11.351926	3.89%	206	2005
	10.164266	10.926381	7.50%	206	2004
	8.281007	10.164266	22.74%	206	2003
	9.943999	8.281007	-16.72%	206	2002
	10.000000	9.943999	-0.56%	0	2001*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	12.750019	14.833478	16.34%	0	2005
	10.422497	12.750019	22.33%	0	2004
	8.185996	10.422497	27.32%	0	2003
	10.000000	8.185996	-18.14%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	13.134404	13.557656	3.22%	67,574	2005
	11.783152	13.134404	11.47%	67,081	2004
	9.233843	11.783152	27.61%	73,045	2003
	11.609139	9.233843	-20.46%	57,467	2002
	12.841696	11.609139	-9.60%	26,371	2001
	14.562313	12.841696	-11.82%	3,122	2000
	12.507622	14.562313	16.43%	1,354	1999
	10.000000	12.507622	25.08%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.233397	13.668353	11.73%	6,302	2005
	10.790402	12.233397	13.37%	7,448	2004
	8.784787	10.790402	22.83%	10,728	2003
	11.183425	8.784787	-21.45%	13,215	2002
	16.007673	11.183425	-30.14%	16,672	2001
	19.508116	16.007673	-17.94%	3,482	2000
	12.054452	19.508116	61.81%	15	1999
	10.000000	12.054452	20.54%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	11.213855	12.512208	11.58%	26,234	2005
	9.877676	11.213855	13.53%	24,643	2004
	8.041711	9.877676	22.83%	21,229	2003
	10.000000	8.041711	-19.58%	14,703	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.715894	10.800580	0.79%	6,719	2005
	9.814730	10.715894	9.18%	4,464	2004
	7.965608	9.814730	23.21%	3,862	2003
	10.000000	7.965608	-20.34%	212	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	17.690426	18.330797	3.62%	121,723	2005
	15.684387	17.690426	12.79%	113,624	2004
	12.328634	15.684387	27.22%	100,113	2003
	14.302552	12.328634	-13.80%	80,958	2002
	12.851555	14.302552	11.29%	30,987	2001
	11.026014	12.851555	16.56%	2,805	2000
	11.272705	11.026014	-2.19%	19	1999
	10.000000	11.272705	12.73%	0	1998*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.678747	10.699603	0.20%	29,745	2005
	10.230418	10.678747	4.38%	27,052	2004
	10.000000	10.230418	2.30%	13,594	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	10.812441	11.388797	5.33%	2,946	2005
	9.793882	10.812441	10.40%	3,360	2004
	7.912177	9.793882	23.78%	4,453	2003
	10.185413	7.912177	-22.32%	5,157	2002
	10.000000	10.185413	1.85%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF	10.969626	11.569217	5.47%	10,477	2005
	9.825122	10.969626	11.65%	11,267	2004
	8.056558	9.825122	21.95%	9,471	2003
	10.163417	8.056558	-20.73%	9,025	2002
	10.000000	10.163417	1.63%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap Growth VIF	9.294477	9.342149	0.51%	3,977	2005
	8.919679	9.294477	4.20%	4,724	2004
	7.062559	8.919679	26.30%	6,867	2003
	10.297037	7.062559	-31.41%	7,504	2002
	10.000000	10.297037	2.97%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	12.885806	14.540442	12.84%	5,484	2005
	11.145666	12.885806	15.61%	5,688	2004
	8.272895	11.145666	34.73%	2,532	2003
	10.482938	8.272895	-21.08%	2,819	2002
	10.000000	10.482938	4.83%	0	2001*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	12.830448	14.701252	14.58%	0	2005
	11.023006	12.830448	16.40%	0	2004
	7.567283	11.023006	45.67%	0	2003
	11.650462	7.567283	-35.05%	0	2002
	16.550469	11.650462	-29.61%	0	2001
	20.695562	16.550469	-20.03%	0	2000
	12.830950	20.695562	61.29%	0	1999
	10.000000	12.830950	28.31%	0	1998*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	11.501532	13.325488	15.86%	0	2005
	10.160926	11.501532	13.19%	0	2004
	7.738943	10.160926	31.30%	0	2003
	9.794534	7.738943	-20.99%	0	2002
	12.775184	9.794534	-23.33%	0	2001
	17.474463	12.775184	-26.89%	0	2000
	11.544672	17.474463	51.36%	0	1999
	10.000000	11.544672	15.45%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	13.717212	14.634589	6.69%	134	2005
	12.488291	13.717212	9.84%	134	2004
	10.113964	12.488291	23.48%	134	2003
	13.331498	10.113964	-24.13%	134	2002
	13.388420	13.331498	-0.43%	134	2001
	12.460330	13.388420	7.45%	134	2000
	11.888597	12.460330	4.81%	0	1999
	10.000000	11.888597	18.89%	0	1998*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.430106	13.149784	5.79%	12,245	2005
	10.337754	12.430106	20.24%	9,402	2004
	7.605654	10.337754	35.92%	6,888	2003
	10.000000	7.605654	-23.94%	363	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.033608	10.256425	2.22%	34,932	2005
	9.576172	10.033608	4.78%	36,964	2004
	7.703845	9.576172	24.30%	33,812	2003
	10.990787	7.703845	-29.91%	27,346	2002
	14.391057	10.990787	-23.63%	14,453	2001
	16.395915	14.391057	-12.23%	2,430	2000
	12.776857	16.395915	28.33%	254	1999
	10.000000	12.776857	27.77%	0	1998*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	12.163248	12.562472	3.28%	186,294	2005
	11.143887	12.163248	9.15%	182,872	2004
	8.800186	11.143887	26.63%	173,876	2003
	11.490304	8.800186	-23.41%	160,625	2002
	13.264252	11.490304	-13.67%	112,885	2001
	14.820270	13.264252	-10.50%	18,320	2000
	12.456413	14.820270	18.98%	2,222	1999
	10.000000	12.456413	24.56%	0	1998*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.149293	12.510464	2.97%	41,225	2005
	11.723937	12.149293	3.63%	40,204	2004
	9.807948	11.723937	19.54%	33,904	2003
	11.937596	9.807948	-17.84%	28,960	2002
	13.344202	11.937596	-10.54%	15,407	2001
	13.614453	13.344202	-1.99%	716	2000
	12.382184	13.614453	9.95%	0	1999
	10.000000	12.382184	23.82%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	12.134740	12.665847	4.38%	1,073	2005
	11.047886	12.134740	9.84%	1,280	2004
	8.503992	11.047886	29.91%	1,711	2003
	10.658854	8.503992	-20.22%	1,734	2002
	10.000000	10.658854	6.59%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	13.852221	15.290597	10.38%	0	2005
	11.699217	13.852221	18.40%	0	2004
	8.697218	11.699217	34.52%	0	2003
	10.044488	8.697218	-13.41%	0	2002
	10.000000	10.044488	0.44%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.921360	12.912779	-0.07%	113,155	2005
	12.640599	12.921360	2.22%	124,299	2004
	12.244728	12.640599	3.23%	121,796	2003
	11.355438	12.244728	7.83%	102,978	2002
	10.657518	11.355438	6.55%	72,571	2001
	9.780523	10.657518	8.97%	2,458	2000
	10.000000	9.780523	-2.19%	26	1999*

Fidelity Variable Insurance Products Fund - VIP Equity - Income Portfolio: Service Class - Q/NQ	14.303761	14.923707	4.33%	142,193	2005
	13.017728	14.303761	9.88%	149,964	2004
	10.133398	13.017728	28.46%	142,242	2003
	12.375831	10.133398	-18.12%	122,376	2002
	13.218906	12.375831	-6.38%	53,268	2001
	12.371310	13.218906	6.85%	2,547	2000
	11.802357	12.371310	4.82%	339	1999
	10.000000	11.802357	18.02%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	11.435966	11.922071	4.25%	139,338	2005
	11.226098	11.435966	1.87%	151,032	2004
	8.570136	11.226098	30.99%	133,333	2003
	12.446254	8.570136	31.14%	130,612	2002
	15.336364	12.446254	-18.84%	90,976	2001
	17.479679	15.336364	-12.26%	14,284	2000
	12.906358	17.479679	35.43%	1,835	1999
	10.000000	12.906358	29.06%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.293759	10.411407	1.14%	70,618	2005
	9.532130	10.293759	7.99%	73,295	2004
	7.610038	9.532130	25.26%	79,682	2003
	7.444808	7.610038	2.22%	35,017	2002
	8.566348	7.444808	-13.09%	24,627	2001
	11.220168	8.566348	-23.65%	1,693	2000
	10.523939	11.220168	6.62%	43	1999
	10.000000	10.523939	5.24%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	13.177961	15.467025	17.37%	3,052	2005
	11.770648	13.177961	11.96%	3,064	2004
	8.331809	11.770648	41.27%	3,343	2003
	10.602942	8.331809	-21.42%	3,817	2002
	13.653448	10.602942	-22.34%	3,955	2001
	17.117558	13.653448	-20.24%	1,338	2000
	12.179658	17.117558	40.54%	188	1999
	10.000000	12.179658	21.80%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.226160	14.344227	17.32%	19,452	2005
	10.919656	12.226160	11.96%	17,481	2004
	7.726868	10.919656	41.32%	11,259	2003
	10.000000	7.726868	-22.73%	5,273	2002*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	16.041996	18.492427	15.28%	117,943	2005
	14.098807	16.041996	13.78%	87,867	2004
	11.134608	14.098807	26.62%	75,227	2003
	12.461548	11.134608	-10.65%	49,624	2002
	14.415058	12.461548	-13.55%	23,751	2001
	15.663065	14.415058	-7.97%	5,494	2000
	12.789109	15.663065	22.47%	75	1999
	10.000000	12.789109	27.89%	0	1998*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.419995	10.493546	0.71%	15,618	2005
	10.125285	10.419995	2.91%	11,088	2004
	10.000000	10.125285	1.25%	2,511	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.073103	9.744182	7.40%	10,761	2005
	8.590785	9.073103	5.61%	11,172	2004
	6.716136	8.590785	27.91%	8,022	2003
	8.719070	6.716136	-22.97%	7,047	2002
	10.330777	8.719070	-15.60%	6,575	2001
	12.643267	10.330777	-18.29%	918	2000
	12.301762	12.643267	2.78%	104	1999
	10.000000	12.301762	23.02%	0	1998*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.025568	13.178479	1.17%	5,914	2005
	11.583541	13.025568	12.45%	6,624	2004
	7.441418	11.583541	55.66%	44,482	2003
	10.000000	7.441418	-25.59%	244	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class I - Q/NQ	12.052978	13.136416	8.99%	0	2005
	10.278099	12.052978	17.27%	0	2004
	7.860031	10.278099	30.76%	0	2003
	10.000000	7.860031	-21.40%	0	2002*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	13.054643	13.185444	1.00%	20,356	2005
	12.019681	13.054643	8.61%	31,168	2004
	9.964745	12.019681	20.62%	29,691	2003
	9.785504	9.964745	1.83%	23,553	2002
	9.518824	9.785504	2.80%	8,216	2001
	10.519004	9.518824	-9.51%	283	2000
	10.333294	10.519004	1.80%	0	1999
	10.000000	10.333294	3.33%	0	1998*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.446260	4.46%	12,257	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class I - Q/NQ	13.189746	17.259135	30.85%	237	2005
	11.073210	13.189746	19.11%	281	2004
	6.791842	11.073210	63.04%	501	2003
	8.121795	6.791842	-16.38%	553	2002
	8.683765	8.121795	-6.47%	588	2001
	10.000000	8.683765	-13.16%	0	2000*

GVIT Gartmore GVIT Emerging Markets Fund: Class III - Q/NQ	14.569246	19.066801	30.87%	12,273	2005
	12.229998	14.569246	19.13%	6,864	2004
	7.503370	12.229998	62.99%	7,400	2003
	10.000000	7.503370	-24.97%	1,563	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Financial Services Fund: Class III - Q/NQ	14.688267	16.109285	9.67%	886	2005
	12.292215	14.688267	19.49%	892	2004
	8.808359	12.292215	39.55%	895	2003
	10.000000	8.808359	-11.92%	38	2002*

GVIT Gartmore GVIT Global Health Sciences Fund: Class III - Q/NQ	12.106650	12.949779	6.96%	6,578	2005
	11.379720	12.106650	6.39%	6,071	2004
	8.433972	11.379720	34.93%	2,073	2003
	10.000000	8.433972	-15.66%	1,079	2002*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class I - Q/NQ	3.014096	2.958151	-1.86%	1,740	2005
	2.929016	3.014096	2.90%	2,284	2004
	1.912655	2.929016	53.14%	2,410	2003
	3.388600	1.912655	-43.56%	2,689	2002
	5.997839	3.388600	-43.50%	1,555	2001
	10.000000	5.997839	-40.02%	44	2000*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class III - Q/NQ	11.220122	11.012312	-1.85%	3,246	2005
	10.907006	11.220122	2.87%	1,991	2004
	7.124249	10.907006	53.10%	1,974	2003
	10.000000	7.124249	-28.76%	120	2002*

GVIT Gartmore GVIT Global Utilities Fund: Class III - Q/NQ	12.447637	13.075619	5.04%	2,276	2005
	9.710005	12.447637	28.19%	304	2004
	7.926832	9.710005	22.50%	11,052	2003
	10.000000	7.926832	-20.73%	0	2002*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	12.505084	12.739345	1.87%	156,419	2005
	12.275758	12.505084	1.87%	187,791	2004
	12.199721	12.275758	0.62%	214,001	2003
	11.142753	12.199721	9.49%	229,688	2002
	10.531983	11.142753	5.80%	100,663	2001
	9.485894	10.531983	11.03%	7,797	2000
	9.846859	9.485894	-3.67%	234	1999
	10.000000	9.846859	-1.535	0	1998*

GVIT Gartmore GVIT Growth Fund: Class I - Q/NQ	6.455208	6.782293	5.07%	22,756	2005
	6.050040	6.455208	6.70%	22,351	2004
	4.620133	6.050040	30.95%	7,138	2003
	6.570618	4.620133	-29.68%	5,278	2002
	9.269045	6.570618	-29.11%	3,201	2001
	12.788549	9.269045	-27.52%	1,478	2000
	12.431774	12.788549	2.87%	1,457	1999
	10.000000	12.431774	24.32%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT International Growth Fund: Class III - Q/NQ	11.694054	15.017832	28.42%	2,874	2005
	10.366220	11.694054	12.81%	750	2004
	7.764530	10.366220	33.51%	577	2003
	10.000000	7.764530	-22.35%	286	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.906285	11.115251	1.92%	75,131	2005
	10.564049	10.906285	3.24%	81,575	2004
	9.923961	10.564049	6.45%	68,783	2003
	10.000000	9.923961	-0.76%	48,119	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.289284	11.636906	3.08%	51,535	2005
	10.679239	11.289284	5.71%	52,186	2004
	9.521061	10.679239	12.16%	44,109	2003
	10.000000	9.521061	-4.79%	21,619	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.549873	12.003325	3.93%	208,192	2005
	10.688646	11.549873	8.06%	182,128	2004
	9.025163	10.688646	18.43%	162,419	2003
	10.000000	9.025163	-9.75%	86,679	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.851157	12.518467	5.63%	124,924	2005
	10.717277	11.851157	10.58%	114,412	2004
	8.578257	10.717277	24.94%	86,643	2003
	10.000000	8.578257	-14.22%	39,530	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.038453	12.818377	6.48%	40,678	2005
	10.702064	12.038453	12.49%	33,136	2004
	8.226725	10.702064	30.09%	27,505	2003
	10.000000	8.226725	-17.73%	14,969	2002*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class I - Q/NQ	12.942757	14.012437	8.26%	24,427	2005
	11.375146	12.942757	13.78%	20,709	2004
	8.228218	11.375146	38.25%	20,997	2003
	13.242999	8.228218	-37.87%	25,810	2002
	19.264494	13.242999	-31.26%	10,223	2001
	23.075929	19.264494	-16.52%	2,345	2000
	12.660760	23.075929	82.26%	0	1999
	10.000000	12.660760	26.61%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	10.996174	11.137564	1.29%	210,310	2005
	11.056941	10.996174	-0.55%	194,225	2004
	11.138565	11.056941	-0.73%	189,190	2003
	11.155845	11.138565	-0.15%	272,762	2002
	10.916008	11.155845	2.20%	122,103	2001
	10.435669	10.916008	4.60%	5,456	2000
	10.089342	10.435669	3.43%	193	1999
	10.000000	10.089342	0.89%	0	1998

GVIT Gartmore GVIT Nationwide Fund: Class I - Q/NQ	11.793631	12.500702	6.00%	57,531	2005
	10.892809	11.793631	8.27%	59,918	2004
	8.659317	10.892809	25.79%	62,836	2003
	10.621089	8.659317	-18.47%	53,418	2002
	12.210612	10.621089	-13.02%	36,814	2001
	12.644908	12.210612	-3.43%	6,477	2000
	11.985762	12.644908	5.50%	307	1999
	10.000000	11.985762	19.86%	0	1998*

GVIT Gartmore GVIT Nationwide Leaders Fund: Class III - Q/NQ	13.242898	14.410316	8.82%	4,969	2005
	11.302428	13.242898	17.17%	4,810	2004
	9.122198	11.302428	23.90%	4,745	2003
	10.000000	9.122198	-8.78%	553	2002*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III - Q/NQ	12.481854	13.790289	10.48%	10,296	2005
	11.252208	12.481854	10.93%	6,393	2004
	7.484456	11.252208	50.34%	6,833	2003
	10.000000	7.484456	-25.16%	4,047	2002*

GVIT Gartmore Worldwide Leaders Fund: Class I - Q/NQ	11.557498	13.606861	17.73%	1,491	2005
	10.128863	11.557498	14.10%	1,503	2004
	7.546232	10.128863	34.22%	1,921	2003
	10.252768	7.546232	-26.40%	5,492	2002
	12.802092	10.252768	-19.91%	904	2001
	14.799960	12.802092	-13.50%	103	2000
	12.204564	14.799960	21.27%	102	1999
	10.000000	12.204564	22.05%	0	1998*

GVIT Gartmore GVIT Worldwide Leaders Fund: Class III - Q/NQ	15.475126	18.219188	17.73%	6,773	2005
	13.562236	15.475126	14.10%	5,813	2004
	10.000000	13.562236	35.62%	4,660	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT International Value Fund: Class III - Q/NQ	16.355551	18.080291	10.55%	6,351	2005
	13.786097	16.355551	18.64%	1,934	2004
	10.000000	13.786097	37.86%	52	2003*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	20.482702	22.651820	10.59%	55,519	2005
	17.940543	20.482702	14.17%	59,334	2004
	13.505833	17.940543	32.84%	53,742	2003
	16.164624	13.505833	-16.45%	44,514	2002
	16.603938	16.164624	-2.65%	17,526	2001
	14.608445	16.603938	13.66%	931	2000
	12.246138	14.608445	19.29%	0	1999
	10.000000	12.246138	22.46%	0	1998*

GVIT GVIT Small Cap Growth Fund: Class I - Q/NQ	14.413376	15.369821	6.64%	32,075	2005
	12.882319	14.413376	11.88%	32,831	2004
	9.725788	12.882319	32.46%	30,926	2003
	14.778663	9.725788	-34.19%	24,363	2002
	16.803658	14.778663	-12.05%	9,723	2001
	20.318124	16.803658	-17.30%	1,212	2000
	10.000000	20.318124	103.18%	0	1999*

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	29.181930	29.673774	1.69%	63,778	2005
	25.218705	29.181930	15.72%	63,327	2004
	16.297452	25.218705	54.74%	62,459	2003
	22.681958	16.297452	-28.15%	49,824	2002
	17.925387	22.681958	26.54%	21,803	2001
	16.339365	17.925387	9.71%	1,261	2000
	12.956203	16.339365	26.11%	86	1999
	10.000000	12.956203	29.56%	0	1998*

GVIT GVIT Small Company Fund: Class I - Q/NQ	22.670814	25.120487	10.81%	37,104	2005
	19.308104	22.670814	17.42%	36,254	2004
	13.879545	19.308104	39.11%	34,922	2003
	17.018889	13.879545	-18.45%	25,539	2002
	18.493168	17.018889	-7.97%	10,574	2001
	17.213333	18.493168	7.44%	4,379	2000
	12.115436	17.213333	42.08%	0	1999
	10.000000	12.115436	21.15%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT J.P. Morgan GVIT Balanced Fund: Class I - Q/NQ	10.727032	10.851685	1.16%	47,065	2005
	10.022752	10.727032	7.03%	49,245	2004
	8.579903	10.022752	16.82%	43,567	2003
	9.918634	8.579903	-13.50%	26,421	2002
	10.438746	9.918634	-4.98%	10,357	2001
	10.618109	10.438746	-1.69%	1,879	2000
	10.670741	10.618109	-0.49%	201	1999
	10.000000	10.670741	6.71%	0	1998*

GVIT Van Kampen GVIT Comstock Value Fund: Class I - Q/NQ	11.735400	12.069113	2.84%	20,091	2005
	10.124293	11.735400	15.91%	16,837	2004
	7.808298	10.124293	29.66%	9,394	2003
	10.573946	7.808298	-26.16%	6,312	2002
	12.202501	10.573946	-13.35%	5,216	2001
	13.838584	12.202501	-11.82%	139	2000
	11.838823	13.838584	16.89%	0	1999
	10.000000	11.838823	18.39%	0	1998*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	13.509902	13.618583	0.80%	30,153	2005
	12.854836	13.509902	5.10%	30,237	2004
	11.622486	12.854836	10.60%	26,516	2003
	10.989466	11.622486	5.76%	17,458	2002
	10.692772	10.989466	2.77%	5,181	2001
	10.258279	10.692772	4.24%	1,098	2000
	10.239367	10.258279	0.18%	25	1999
	10.000000	10.239367	2.39%	0	1998*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	11.381571	12.262752	7.74%	18,874	2005
	10.000000	11.381571	13.82%	7,338	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.179879	7.972641	11.04%	90,798	2005
	6.169559	7.179879	16.38%	98,710	2004
	5.201491	6.169559	18.61%	100,180	2003
	6.271720	5.201491	-17.06%	77,791	2002
	8.133724	6.271720	-22.89%	54,293	2001
	10.000000	8.133724	-18.66%	20,027	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.357287	3.694652	10.05%	39,473	2005
	3.384068	3.357287	-0.79%	41,286	2004
	2.341922	3.384068	44.50%	43,156	2003
	4.019173	2.341922	-41.73%	53,257	2002
	6.500322	4.019173	-38.17%	53,630	2001
	10.000000	6.500322	-35.00%	18,888	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.237685	11.243886	9.83%	28,045	2005
	10.291804	10.237685	-0.53%	26,546	2004
	7.090507	10.291804	45.15%	33,716	2003
	10.000000	7.090507	-29.09%	10,975	2002*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	7.023167	9.141690	30.16%	32,024	2005
	5.998356	7.023167	17.08%	34,757	2004
	4.519598	5.998356	32.72%	36,766	2003
	6.171086	4.519598	-26.76%	44,661	2002
	8.170438	6.171086	-24.47%	49,411	2001
	10.000000	8.170438	-18.30%	15,222	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	12.027429	15.664654	30.24%	41,368	2005
	10.270328	12.027429	17.11%	37,062	2004
	7.737652	10.270328	32.73%	34,491	2003
	10.000000	7.737652	-22.62%	22,184	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.127044	15.457703	9.42%	261	2005
	12.191193	14.127044	15.88%	202	2004
	10.000000	12.191193	21.91%	31	2003*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	15.252306	16.309630	6.93%	17,199	2005
	13.349774	15.252306	14.25%	17,431	2004
	10.270302	13.349774	29.98%	17,206	2003
	14.154744	10.270302	-27.44%	13,810	2002
	14.569299	14.154744	-2.85%	5,816	2001
	14.602403	14.569299	-0.23%	336	2000
	12.878920	14.602403	13.38%	18	1999
	10.000000	12.878920	28.79%	0	1998*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.950715	9.958429	0.08%	4,042	2005
	10.008909	9.950715	-0.58%	3,599	2004
	10.000000	10.008909	0.09%	976	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	14.645926	16.434293	12.21%	26,340	2005
	12.764663	14.645926	14.74%	27,013	2004
	10.103131	12.764663	26.34%	23,129	2003
	14.494171	10.103131	-30.30%	16,983	2002
	19.499868	14.494171	-25.67%	12,142	2001
	21.358908	19.499868	-8.70%	3,141	2000
	14.069118	21.358908	51.81%	103	1999
	10.000000	14.069118	40.69%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	13.991128	16.293679	16.46%	17,636	2005
	11.920565	13.991128	17.37%	12,580	2004
	8.944911	11.920565	33.27%	11,067	2003
	11.953368	8.944911	-25.17%	12,218	2002
	12.470576	11.953368	-4.15%	3,120	2001
	12.552194	12.470576	-0.65%	126	2000
	11.850559	12.552194	5.92%	0	1999
	10.000000	11.850559	18.51%	0	1998*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.281422	11.892729	5.42%	1,243	2005
	10.000000	11.281422	12.81%	123	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	15.437819	16.006534	3.68%	105,825	2005
	14.633993	15.437819	5.49%	112,870	2004
	11.328575	14.633993	29.18%	100,711	2003
	15.700970	11.328575	-27.85%	101,591	2002
	18.207193	15.700970	-13.77%	54,535	2001
	18.497677	18.207193	-1.57%	4,008	2000
	13.236669	18.497677	39.75%	223	1999
	10.000000	13.236669	32.37%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.515171	11.857869	12.77%	68,311	2005
	8.944883	10.515171	17.56%	77,029	2004
	6.339745	8.944883	41.09%	81,969	2003
	8.253527	6.339745	-23.19%	123,691	2002
	9.512275	8.253527	-13.23%	49,448	2001
	10.000000	9.512275	-4.88%	3,096	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	16.725308	18.865932	12.80%	61,511	2005
	14.223775	16.725308	17.59%	52,047	2004
	10.000000	14.223775	42.24%	45,399	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	12.770576	13.351587	4.55%	91,962	2005
	11.826595	12.770576	7.98%	90,883	2004
	9.460540	11.826595	25.01%	93,570	2003
	11.810153	9.460540	-19.89%	77,169	2002
	13.326790	11.810153	-11.38%	44,886	2001
	14.807604	13.326790	-10.00%	8,227	2000
	12.332876	14.807604	20.07%	378	1999
	10.000000	12.332876	23.33%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Mid Cap Fund/VA: Non-Service Shares - Q/NQ	14.784164	16.383114	10.82%	50,126	2005
	12.511950	14.784164	18.16%	49,000	2004
	10.098682	12.511950	23.90%	50,195	2003
	14.177025	10.098682	-28.77%	46,163	2002
	20.910873	14.177025	-32.20%	28,102	2001
	23.879534	20.910873	-12.43%	6,975	2000
	13.183516	23.879534	81.13%	70	1999
	10.000000	13.183516	31.84%	0	1998*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	25.599081	28.348378	10.74%	4,508	2005
	23.577028	25.599081	8.58%	5,812	2004
	18.691227	23.577028	26.14%	7,661	2003
	17.347230	18.691227	7.75%	2,347	2002
	15.972670	17.347230	8.61%	759	2001
	14.534892	15.972670	9.89%	57	2000
	11.388309	14.534892	27.63%	0	1999
	10.000000	11.388309	13.88%	0	1998*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	11.824310	12.956307	9.57%	0	2005
	10.210629	11.824310	15.80%	0	2004
	8.123074	10.210629	25.70%	0	2003
	10.000000	8.123074	-18.77%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	6.840662	7.934214	15.99%	7,989	2005
	5.702665	6.840662	19.96%	37,963	2004
	4.077618	5.702665	39.85%	5,286	2003
	6.004330	4.077618	-32.09%	4,772	2002
	8.611387	6.004330	-30.27%	3,234	2001
	10.000000	8.611387	-13.89%	305	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	24.255162	28.008985	15.48%	40,496	2005
	18.026245	24.255162	34.55%	49,220	2004
	13.288079	18.026245	35.66%	31,966	2003
	13.576808	13.288079	-2.13%	19,186	2002
	12.530461	13.576808	8.35%	4,812	2001
	12.057366	12.530461	3.92%	289	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	25.075792	32.653846	30.22%	2,116	2005
	20.191153	25.075792	24.19%	2,250	2004
	13.274041	20.191153	52.11%	2,684	2003
	13.857976	13.274041	-4.21%	2,649	2002
	14.308006	13.857976	-3.15%	1,271	2001
	24.947866	14.308006	-42.65%	629	2000
	12.626347	24.947866	97.59%	11	1999
	10.000000	12.626347	26.26%	0	1998*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	12.614189	16.409772	30.09%	1,369	2005
	10.000000	12.614189	26.14%	797	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	19.275174	28.841712	49.63%	228	2005
	15.728084	19.275174	22.55%	444	2004
	11.011517	15.728084	42.83%	928	2003
	11.487829	11.011517	-4.15%	1,040	2002
	13.004291	11.487829	-11.66%	390	2001
	11.832203	13.004291	9.91%	272	2000
	9.912267	11.832203	19.37%	0	1999
	10.000000	9.912267	-0.88%	0	1998*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	12.471404	18.654364	49.58%	3,278	2005
	10.000000	12.471404	24.71%	140	2004*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	10.555138	11.323811	7.28%	2,594	2005
	9.756507	10.555138	8.19%	2,304	2004
	7.327517	9.756507	33.15%	1,969	2003
	9.702589	7.327517	-24.48%	1,258	2002
	9.804985	9.702589	-1.04%	689	2001
	10.052587	9.804985	-2.46%	0	2000*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	10.580589	11.261190	6.43%	71,804	2005
	9.072318	10.580589	16.62%	79,720	2004
	6.712333	9.072318	35.16%	79,188	2003
	9.297902	6.712333	-27.81%	70,002	2002
	9.788444	9.297902	-5.01%	39,821	2001
	10.000000	9.788444	-2.12%	712	2000*

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Balanced Fund: Series I Shares - Q/NQ	9.966182	10.346673	3.82%	547	2005
	9.400703	9.966182	6.02%	541	2004
	8.193477	9.400703	14.73%	535	2003
	10.024005	8.193477	-18.26%	533	2002
	10.000000	10.024005	0.24%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Blue Chip Fund: Series I Shares - Q/NQ	9.269938	9.460334	2.05%	866	2005
	8.981777	9.269938	3.21%	858	2004
	7.279004	8.981777	23.39%	849	2003
	9.998128	7.279004	-27.20%	168	2002
	10.000000	9.998128	-0.02%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	10.315045	11.069772	7.32%	3,823	2005
	9.811390	10.315045	5.13%	3,654	2004
	7.682655	9.811390	27.71%	2,612	2003
	10.300772	7.682655	-25.42%	0	2002
	10.000000	10.300772	3.01%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	8.926038	9.299154	4.18%	4,156	2005
	8.558749	8.926038	4.29%	4,156	2004
	6.939696	8.558749	23.33%	4,156	2003
	10.092187	6.939696	-31.24%	1,937	2002
	10.000000	10.092187	0.92%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Stock Fund: Series I Shares - Q/NQ	10.909081	11.328215	3.84%	2,739	2005
	10.153325	10.909081	7.44%	2,735	2004
	8.276292	10.153325	22.68%	2,725	2003
	9.943377	8.276292	-16.77%	1,542	2002
	10.000000	9.943377	-0.57%	0	2001*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	12.732798	14.805963	16.28%	0	2005
	10.413687	12.732798	22.27%	0	2004
	8.183208	10.413687	27.26%	0	2003
	10.000000	8.183208	-18.17%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	13.092858	13.507947	3.17%	295,203	2005
	11.751833	13.092858	11.41%	333,168	2004
	9.213961	11.751833	27.54%	347,572	2003
	11.590032	9.213961	-20.50%	206,254	2002
	12.827110	11.590032	-9.64%	119,298	2001
	14.553111	12.827110	-11.86%	1,035,699	2000
	12.506047	14.553111	16.37%	15,535	1999
	10.000000	12.506407	25.06%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.194706	13.618248	11.67%	39,403	2005
	10.761728	12.194706	13.32%	47,267	2004
	8.765875	10.761728	22.77%	70,643	2003
	11.165028	8.765875	-21.49%	92,032	2002
	15.989500	11.165028	-30.17%	103,852	2001
	19.495801	15.989500	-17.98%	1,297,705	2000
	12.052929	19.495801	61.75%	7,664	1999
	10.000000	12.052929	20.53%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	11.198692	12.488975	11.52%	113,672	2005
	9.869319	11.198692	13.47%	134,018	2004
	8.038975	9.869319	22.77%	134,816	2003
	10.000000	8.038975	-19.61%	85,146	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.701406	10.780529	0.74%	39,975	2005
	9.806428	10.701406	9.13%	32,803	2004
	7.962903	9.806428	23.15%	33,690	2003
	10.000000	7.962903	-20.37%	10,619	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	17.634549	18.263666	3.57%	737,836	2005
	15.642757	17.634549	12.73%	724,622	2004
	12.302130	15.642757	27.15%	742,900	2003
	14.279045	12.302130	-13.84%	526,449	2002
	12.836968	14.279045	11.23%	186,267	2001
	11.019041	12.836968	16.50%	565,858	2000
	11.271284	11.019041	-2.24%	7,925	1999
	10.000000	11.271284	12.71%	0	1998*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.669705	10.685142	0.14%	82,646	2005
	10.226939	10.669705	4.33%	54,701	2004
	10.000000	10.226939	2.27%	30,432	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	10.795343	11.365037	5.28%	1,655	2005
	9.783343	10.795343	10.34%	1,655	2004
	7.907669	9.783343	23.72%	1,655	2003
	10.184775	7.907669	-22.36%	0	2002
	10.000000	10.184775	1.85%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF	10.952248	11.545056	5.41%	52,007	2005
	9.814536	10.952248	11.59%	52,046	2004
	8.051957	9.814536	21.89%	48,565	2003
	10.162778	8.051957	-20.77%	22,700	2002
	10.000000	10.162778	1.63%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap Growth VIF	9.279767	9.322647	0.46%	18,560	2005
	8.910087	9.279767	4.15%	20,167	2004
	7.058531	8.910087	26.23%	21,967	2003
	10.296395	7.058531	-31.45%	14,167	2002
	10.000000	10.296395	2.96%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	12.865411	14.510089	12.78%	25,349	2005
	11.133677	12.865411	15.55%	29,235	2004
	8.268181	11.133677	34.66%	34,163	2003
	10.482285	8.268181	-21.12%	31,408	2002
	10.000000	10.482285	4.82%	0	2001*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	12.789837	14.647317	14.52%	179	2005
	10.993691	12.789837	16.34%	179	2004
	7.550966	10.993691	45.59%	558	2003
	11.631260	7.550966	-35.08%	684	2002
	16.531655	11.631260	-29.64%	1,397	2001
	20.682481	16.531655	-20.07%	1,553	2000
	12.829333	20.682481	61.21%	1,159	1999
	10.000000	12.829333	28.29%	0	1998*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	11.465130	13.276592	15.80%	695	2005
	10.133890	11.465130	13.14%	695	2004
	7.722272	10.133890	31.23%	695	2003
	9.778400	7.722272	-21.03%	695	2002
	12.760667	9.778400	-23.37%	695	2001
	17.463426	12.760667	-26.93%	722	2000
	11.543216	17.463426	51.29%	653	1999
	10.000000	11.543216	15.43%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	13.673823	14.580933	6.63%	2,569	2005
	12.455106	13.673823	9.78%	3,746	2004
	10.092195	12.455106	23.41%	4,186	2003
	13.309568	10.092195	-24.17%	4,606	2002
	13.373210	13.309568	-0.48%	7,923	2001
	12.452445	13.373210	7.39%	44,542	2000
	11.887094	12.452445	4.76%	4,826	1999
	10.000000	11.887094	18.87%	0	1998*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.413331	13.125399	5.74%	78,207	2005
	10.329023	12.413331	20.18%	78,756	2004
	7.603070	10.329023	35.85%	85,123	2003
	10.000000	7.603070	-23.97%	38,930	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.001884	10.218827	2.17%	132,112	2005
	9.550729	10.001884	4.72%	138,837	2004
	7.687264	9.550729	24.24%	138,361	2003
	10.972704	7.687264	-29.94%	104,936	2002
	14.374715	10.972704	-23.67%	75,381	2001
	16.385550	14.374715	-12.27%	1,415,838	2000
	12.775247	16.385550	28.26%	7,051	1999
	10.000000	12.775247	27.75%	0	1998*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	12.124769	12.516404	3.23%	885,200	2005
	11.114277	12.124769	9.09%	1,004,366	2004
	8.781243	11.114277	26.57%	1,129,801	2003
	11.471393	8.781243	-23.45%	891,752	2002
	13.249172	11.471393	-13.42%	472,546	2001
	14.810885	13.249172	-10.54%	4,894,139	2000
	12.454838	14.810885	18.92%	72,533	1999
	10.000000	12.454838	24.55%	0	1998*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.110835	12.464569	2.92%	253,303	2005
	11.692755	12.110835	3.58%	313,973	2004
	9.786828	11.692755	19.47%	328,149	2003
	11.917939	9.786828	-17.88%	181,918	2002
	13.329025	11.917939	-10.59%	71,688	2001
	13.605834	13.329025	-2.03%	505,702	2000
	12.380620	13.605834	9.90%	22,748	1999
	10.000000	12.380620	23.81%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	12.115560	12.639434	4.32%	2,089	2005
	11.036006	12.115560	9.78%	1,947	2004
	8.499150	11.036006	29.85%	1,510	2003
	10.658189	8.499150	-20.26%	0	2002
	10.000000	10.658189	6.58%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	13.830329	15.258718	10.33%	9,311	2005
	11.686650	13.830329	18.34%	9,368	2004
	8.692270	11.686650	34.45%	9,042	2003
	10.043862	8.692270	-13.46%	251	2002
	10.000000	10.043862	0.44%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.884321	12.869267	-0.12%	538,825	2005
	12.610763	12.884321	2.17%	587,816	2004
	12.222015	12.610763	3.18%	659,834	2003
	11.340121	12.222015	7.78%	526,163	2002
	10.648571	11.340121	6.49%	189,641	2001
	9.777237	10.648571	8.91%	763,200	2000
	10.000000	9.777237	-2.23%	182	1999*

Fidelity Variable Insurance Products Fund - VIP Equity - Income Portfolio: Service Class - Q/NQ	14.258511	14.868984	4.28%	957,243	2005
	12.983123	14.258511	9.82%	1,068,464	2004
	10.111588	12.983123	28.40%	1,006,771	2003
	12.355466	10.111588	-18.16%	604,917	2002
	13.203880	12.355446	-6.43%	227,625	2001
	12.363474	13.203880	6.80%	2,792,254	2000
	11.800868	12.363474	4.77%	19,485	1999
	10.000000	11.800868	18.01%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	11.399783	11.878333	4.20%	590,505	2005
	11.196253	11.399783	1.82%	691,124	2004
	8.551687	11.196253	30.92%	712,442	2003
	12.425772	8.551687	-31.18%	522,078	2002
	15.318941	12.425772	-18.89%	313,707	2001
	17.468631	15.318941	-12.31%	5,843,533	2000
	12.904732	17.468631	35.37%	45,619	1999
	10.000000	12.904732	29.05%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.261209	10.373232	1.09%	320,282	2005
	9.506798	10.261209	7.94%	291,369	2004
	7.593653	9.506798	25.19%	354,067	2003
	7.432559	7.593653	2.17%	168,061	2002
	8.556624	7.432559	-13.14%	117,563	2001
	11.213084	8.556624	-23.69%	1,062,094	2000
	10.522617	11.213084	6.56%	7,259	1999
	10.000000	10.522617	5.23%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	13.136258	15.410290	17.31%	23,435	2005
	11.739347	13.136258	11.90%	26,761	2004
	8.313864	11.739347	41.20%	34,425	2003
	10.585490	8.313864	-21.46%	36,765	2002
	13.637938	10.585490	-22.38%	40,748	2001
	17.106743	13.637938	-20.28%	555,818	2000
	12.178128	17.106743	40.47%	2,556	1999
	10.000000	12.178128	21.78%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.209635	14.317604	17.26%	150,602	2005
	10.910427	12.209635	11.91%	157,984	2004
	7.724242	10.910427	41.25%	146,510	2003
	10.000000	7.724242	-22.76%	62,517	2002*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	15.991270	18.424638	15.22%	946,753	2005
	14.061341	15.991270	13.73%	824,183	2004
	11.110642	14.061341	26.56%	713,455	2003
	12.441038	11.110642	-10.69%	397,414	2002
	14.398694	12.441038	-13.60%	134,317	2001
	15.653161	14.398694	-8.01%	2,649,153	2000
	12.787496	15.653161	22.41%	18,957	1999
	10.000000	12.787496	27.87%	0	1998*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.411178	10.479364	0.65%	58,933	2005
	10.121844	10.411178	2.86%	30,209	2004
	10.000000	10.121844	1.22%	10,666	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.044412	9.708462	7.34%	54,091	2005
	8.567950	9.044412	5.56%	58,927	2004
	6.701675	8.567950	27.85%	59,605	2003
	8.704709	6.701675	-23.01%	76,767	2002
	10.319040	8.704709	-15.64%	57,997	2001
	12.635267	10.319040	-18.33%	568,663	2000
	12.300214	12.635267	2.72%	10,667	1999
	10.000000	12.300214	23.00%	0	1998*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.007940	13.154007	1.12%	39,379	2005
	11.573740	13.007940	12.39%	61,344	2004
	7.438892	11.573740	55.58%	48,345	2003
	10.000000	7.438892	-25.61%	25,660	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class I - Q/NQ	12.036709	13.112067	8.93%	0	2005
	10.269420	12.036709	17.21%	0	2004
	7.857358	10.269420	30.70%	0	2003
	10.000000	7.857358	-21.43%	0	2002*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	13.013356	13.137103	0.95%	167,609	2005
	11.987751	13.013356	8.56%	242,915	2004
	9.943317	11.987751	20.56%	259,992	2003
	9.769394	9.943317	1.78%	120,947	2002
	9.507993	9.769394	2.75%	42,290	2001
	10.512337	9.507993	-9.55%	297,326	2000
	10.331990	10.512337	1.75%	2,864	1999
	10.000000	10.331990	3.32%	0	1998*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.442736	4.43%	39,114	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class I - Q/NQ	13.161389	17.213353	30.79%	3,211	2005
	11.054993	13.161389	19.05%	3,211	2004
	6.784099	11.054993	62.95%	3,211	2003
	8.116661	6.784099	-16.42%	3,389	2002
	8.682706	8.116661	-6.52%	5,193	2001
	10.000000	8.682706	-13.17%	3,923	2000*

GVIT Gartmore GVIT Emerging Markets Fund: Class III - Q/NQ	14.549538	19.031401	30.80%	92,005	2005
	12.219653	14.549538	19.07%	61,140	2004
	7.500827	12.219653	62.91%	25,551	2003
	10.000000	7.500827	-24.99%	11,212	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Financial Services Fund: Class III - Q/NQ	14.666465	16.077238	9.62%	6,130	2005
	12.280183	14.666465	19.43%	6,801	2004
	8.804197	12.280183	39.48%	6,320	2003
	10.000000	8.804197	-11.96%	3,717	2002*

GVIT Gartmore GVIT Global Health Sciences Fund: Class III - Q/NQ	12.088675	12.924013	6.91%	31,476	2005
	11.368582	12.088675	6.33%	31,474	2004
	8.429985	11.368582	34.86%	22,265	2003
	10.000000	8.429985	-15.70%	11,088	2002*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class I - Q/NQ	3.007625	2.950302	-1.91%	5,832	2005
	2.924207	3.007625	2.85%	8,319	2004
	1.910471	2.924207	53.06%	9,399	2003
	3.386452	1.910471	-43.58%	9,483	2002
	5.997100	3.386452	-43.53%	4,914	2001
	10.000000	5.997100	-40.03%	152,388	2000*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class III - Q/NQ	11.204967	10.991878	-1.90%	18,559	2005
	10.897796	11.204967	2.82%	38,693	2004
	7.121827	10.897796	53.02%	17,596	2003
	10.000000	7.121827	-28.78%	3,169	2002*

GVIT Gartmore GVIT Global Utilities Fund: Class III - Q/NQ	12.429161	13.049620	4.99%	35,996	2005
	9.700502	12.429161	28.13%	16,547	2004
	7.923073	9.700502	22.43%	4,227	2003
	10.000000	7.923073	-20.77%	2,416	2002*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	12.465513	12.692608	1.82%	679,444	2005
	12.243119	12.465513	1.82%	767,625	2004
	12.173458	12.243119	0.57%	875,771	2003
	11.124403	12.173458	9.43%	765,003	2002
	10.519995	11.124403	5.75%	264,101	2001
	9.479885	10.519995	10.97%	1,581,604	2000
	9.845615	9.479885	-3.71%	8,033	1999
	10.000000	9.845615	-1.54%	0	1998*

GVIT Gartmore GVIT Growth Fund: Class I - Q/NQ	6.434764	6.757391	5.01%	64,816	2005
	6.033943	6.434764	6.64%	66,524	2004
	4.610169	6.033943	30.88%	80,682	2003
	6.559782	4.610169	-29.72%	69,402	2002
	9.258498	6.559782	-29.15%	84,659	2001
	12.780450	9.258498	-27.56%	560,401	2000
	12.430206	12.780450	2.82%	46,385	1999
	10.000000	12.430206	24.30%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT International Growth Fund: Class III - Q/NQ	11.678247	14.989960	28.36%	32,637	2005
	10.357459	11.678247	12.75%	13,210	2004
	7.761892	10.357459	33.44%	12,545	2003
	10.000000	7.761892	-22.38%	7,668	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.890089	11.093142	1.86%	85,574	2005
	10.553714	10.890089	3.19%	107,671	2004
	9.919273	10.553714	6.40%	111,638	2003
	10.000000	9.919273	-0.81%	34,834	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.272511	11.613758	3.03%	377,899	2005
	10.668780	11.272511	5.66%	413,766	2004
	9.516564	10.668780	12.11%	370,679	2003
	10.000000	9.516564	-4.83%	122,836	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.532734	11.979453	3.87%	1,122,851	2005
	10.678199	11.532734	8.00%	1,147,126	2004
	9.020903	10.678199	18.37%	1,097,873	2003
	10.000000	9.020903	-9.79%	437,562	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.833566	12.493570	5.58%	1,211,062	2005
	10.706793	11.833566	10.52%	1,159,543	2004
	8.574196	10.706793	24.87%	866,370	2003
	10.000000	8.574196	-14.26%	387,124	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.020568	12.792856	6.42%	225,477	2005
	10.691584	12.020568	12.43%	199,263	2004
	8.222834	10.691584	30.02%	155,281	2003
	10.000000	8.222834	-17.77%	35,763	2002*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class I - Q/NQ	12.901804	13.961048	8.21%	137,462	2005
	11.344898	12.901804	13.72%	164,686	2004
	8.210492	11.344898	38.18%	137,809	2003
	13.221187	8.210492	-37.90%	88,366	2002
	19.242613	13.221187	-31.29%	49,355	2001
	23.061361	19.242613	-16.56%	684,000	2000
	12.659167	23.061361	82.17%	3,393	1999
	10.000000	12.659167	26.59%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	10.961374	11.096705	1.23%	452,924	2005
	11.027537	10.961374	-0.60%	466,370	2004
	11.114578	11.027537	-0.78%	673,521	2003
	11.137467	11.114578	-0.21%	541,314	2002
	10.903584	11.137467	2.15%	267,088	2001
	10.429048	10.903584	4.55%	6,330,817	2000
	10.088053	10.429048	3.38%	5,490	1999
	10.000000	10.088053	0.88%	0	1998

GVIT Gartmore GVIT Nationwide Fund: Class I - Q/NQ	11.756316	12.454858	5.94%	281,719	2005
	10.863847	11.756316	8.22%	295,895	2004
	8.640665	10.863847	25.73%	335,757	2003
	10.603608	8.640665	-18.51%	272,975	2002
	12.196740	10.603608	-13.06%	165,105	2001
	12.636905	12.196740	-3.48%	1,890,338	2000
	11.984248	12.636905	5.45%	70,837	1999
	10.000000	11.984248	19.84%	0	1998*

GVIT Gartmore GVIT Nationwide Leaders Fund: Class III - Q/NQ	13.223238	14.381657	8.76%	41,098	2005
	11.291368	13.223238	17.11%	15,817	2004
	9.117886	11.291368	23.84%	15,519	2003
	10.000000	9.117886	-8.82%	7,089	2002*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III - Q/NQ	12.463332	13.762875	10.43%	21,330	2005
	11.241194	12.463332	10.87%	17,280	2004
	7.480912	11.241194	50.27%	22,806	2003
	10.000000	7.480912	-25.19%	9,980	2002*

GVIT Gartmore Worldwide Leaders Fund: Class I - Q/NQ	11.520951	13.556971	17.67%	12,329	2005
	10.101947	11.520951	14.05%	13,442	2004
	7.529984	10.101947	34.16%	14,053	2003
	10.235887	7.529984	-26.44%	15,163	2002
	12.787543	10.235887	-19.95%	11,851	2001
	14.790595	12.787543	-13.54%	139,030	2000
	12.203027	14.790595	21.20%	1,502	1999
	10.000000	12.203027	22.03%	0	1998*

GVIT Gartmore GVIT Worldwide Leaders Fund: Class III - Q/NQ	15.462062	18.194610	17.67%	11,080	2005
	13.557650	15.462062	14.05%	2,592	2004
	10.000000	13.557650	35.58%	2,214	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT International Value Fund: Class III - Q/NQ	16.341750	18.055902	10.49%	28,074	2005
	13.781443	16.341750	18.58%	14,324	2004
	10.000000	13.781443	37.81%	4,210	2003*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	20.417909	22.568763	10.53%	326,730	2005
	17.892866	20.417909	14.11%	341,874	2004
	13.476762	17.892866	32.77%	334,872	2003
	16.138025	13.476762	-16.49%	202,393	2002
	16.585077	16.138025	-2.70%	56,039	2001
	14.599208	16.585077	13.60%	606,256	2000
	12.244601	14.599208	19.23%	871	1999
	10.000000	12.244601	22.45%	0	1998*

GVIT GVIT Small Cap Growth Fund: Class I - Q/NQ	14.372068	15.318030	6.58%	148,777	2005
	12.851906	14.372068	11.83%	160,007	2004
	9.707740	21.851906	32.39%	229,281	2003
	14.758730	9.707740	-34.22%	164,717	2002
	16.789563	14.758730	-12.10%	59,700	2001
	20.311328	16.789563	-17.34%	578,147	2000
	10.000000	20.311328	103.11%	0	1999*

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	29.089641	29.564986	1.63%	289,015	2005
	25.151693	29.089641	15.66%	326,720	2004
	16.262376	25.151693	54.66%	345,165	2003
	22.644645	16.262376	-28.18%	219,229	2002
	17.905028	22.644645	26.47%	69,911	2001
	16.329040	17.905028	9.65%	532,664	2000
	12.954576	16.329040	26.05%	2,879	1999
	10.000000	12.954576	29.55%	0	1998*

GVIT GVIT Small Company Fund: Class I - Q/NQ	22.599126	25.028404	10.75%	271,866	2005
	19.256799	22.599126	17.36%	288,542	2004
	13.849676	19.256799	39.04%	262,215	2003
	16.990870	13.849676	-18.49%	188,764	2002
	18.472168	16.990870	-8.02%	67,686	2001
	17.202461	18.472168	7.38%	950,852	2000
	12.113907	17.202461	42.01%	1,566	1999
	10.000000	12.113907	21.14%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT J.P. Morgan GVIT Balanced Fund: Class I - Q/NQ	10.693113	10.811903	1.11%	263,351	2005
	9.996125	10.693113	6.97%	286,417	2004
	8.561448	9.996125	16.76%	281,234	2003
	9.902320	8.561448	-13.54%	209,797	2002
	10.426893	9.902320	-5.03%	89,508	2001
	10.611396	10.426893	-1.74%	475,700	2000
	10.669391	10.611396	-0.54%	2,546	1999
	10.000000	10.669391	6.69%	0	1998*

GVIT Van Kampen GVIT Comstock Value Fund: Class I - Q/NQ	11.698262	12.024844	2.79%	93,110	2005
	10.097367	11.698262	15.85%	85,938	2004
	7.791482	10.097367	29.59%	106,292	2003
	10.556552	7.791482	-26.19%	52,756	2002
	12.188636	10.556552	-13.39%	29,795	2001
	13.829829	12.188636	-11.87%	345,867	2000
	11.837331	13.829829	16.83%	2,220	1999
	10.000000	11.837331	18.37%	0	1998*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	13.467108	13.568574	0.75%	140,348	2005
	12.820626	13.467108	5.04%	144,313	2004
	11.597439	12.820626	10.55%	134,368	2003
	10.971350	11.597439	5.71%	110,591	2002
	10.680606	10.971350	2.72%	39,423	2001
	10.251777	10.680606	4.18%	637,744	2000
	10.238069	10.251777	0.13%	1,003	1999
	10.000000	10.238069	2.38%	0	1998*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	11.377764	12.252465	7.69%	87,022	2005
	10.000000	11.377764	13.78%	43,483	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.161930	7.948696	10.99%	478,824	2005
	6.157266	7.161930	16.32%	443,052	2004
	5.193752	6.157266	18.55%	499,682	2003
	6.265584	5.193752	-17.11%	501,069	2002
	8.129929	6.265584	-22.93%	397,428	2001
	10.000000	8.129929	-18.70%	5,376,398	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.348910	3.683574	9.99%	96,140	2005
	3.377335	3.348910	-0.84%	113,391	2004
	2.338439	3.377335	44.43%	163,024	2003
	4.015227	2.338439	-41.76%	228,302	2002
	6.497274	4.015227	-38.20%	257,424	2001
	10.000000	6.497274	-35.03%	6,332,246	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.223851	11.223011	9.77%	34,076	2005
	10.283100	10.223851	-0.58%	28,548	2004
	7.088099	10.283100	45.08%	34,790	2003
	10.000000	7.088099	-29.12%	47,695	2002*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	7.005646	9.114282	30.10%	117,814	2005
	5.986432	7.005646	17.03%	131,014	2004
	4.512894	5.986432	32.65%	157,044	2003
	6.165048	4.512894	-26.80%	189,081	2002
	8.166613	6.165048	-24.51%	225,860	2001
	10.000000	8.166613	-18.33%	3,586,651	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	12.011186	15.635606	30.18%	103,388	2005
	10.261664	12.011186	17.05%	89,336	2004
	7.735029	10.261664	32.66%	84,816	2003
	10.000000	7.735029	-22.65%	60,459	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.115127	15.436859	9.36%	5,497	2005
	12.187076	14.115127	15.82%	2,712	2004
	10.000000	12.187076	21.87%	2,032	2003*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	15.204052	16.249820	6.88%	79,613	2005
	13.314277	15.204052	14.19%	78,598	2004
	10.248188	13.314277	29.92%	113,107	2003
	14.131442	10.248188	-27.48%	109,981	2002
	14.552749	14.131442	-2.90%	64,009	2001
	14.593171	14.552749	-0.28%	339,264	2000
	12.877297	14.593171	13.32%	1,157	1999
	10.000000	12.877297	28.77%	0	1998*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.942308	9.944989	0.03%	47,697	2005
	10.005513	9.942308	-0.63%	38,839	2004
	10.000000	10.005513	0.06%	3,319	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	14.599562	16.373997	12.15%	187,793	2005
	12.730705	14.599562	14.68%	207,144	2004
	10.081358	12.730705	26.28%	222,862	2003
	14.470284	10.081358	-30.33%	181,785	2002
	19.477696	14.470284	-25.71%	92,493	2001
	21.345408	19.477696	-8.75%	1,391,756	2000
	14.067351	21.345408	51.74%	5,530	1999
	10.000000	14.067351	40.67%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	13.946856	16.233925	16.40%	98,648	2005
	11.888867	13.946856	17.31%	63,783	2004
	8.925645	11.888867	33.20%	55,205	2003
	11.933692	8.925645	-25.21%	36,561	2002
	12.456413	11.933692	-4.20%	10,040	2001
	12.544255	12.456413	-0.70%	210,577	2000
	11.849067	12.544255	5.87%	4,774	1999
	10.000000	11.849067	18.49%	0	1998*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.277640	11.882732	5.37%	2,604	2005
	10.000000	11.277640	12.78%	2,224	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	15.388983	15.947833	3.63%	514,049	2005
	14.595104	15.388983	5.44%	581,448	2004
	11.304185	14.595104	29.11%	622,164	2003
	15.675123	11.304185	-27.88%	473,034	2002
	18.186519	15.675123	-13.81%	200,351	2001
	18.485985	18.186519	-1.62%	1,696,632	2000
	13.235004	18.485985	39.67%	17,692	1999
	10.000000	13.235004	32.35%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.490302	11.823860	12.71%	485,655	2005
	8.928255	10.490302	17.50%	563,119	2004
	6.331165	8.928255	41.02%	633,699	2003
	8.246547	6.331165	-23.23%	619,375	2002
	9.509088	8.246547	-13.28%	139,745	2001
	10.000000	9.509088	-4.91%	493,760	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	16.711161	18.840442	12.74%	381,471	2005
	14.218957	16.711161	17.53%	365,308	2004
	10.000000	14.218957	42.19%	208,264	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	12.730190	13.302642	4.50%	423,423	2005
	11.795169	12.730190	7.93%	494,311	2004
	9.440180	11.795169	24.95%	524,408	2003
	11.790725	9.440180	-19.94%	440,464	2002
	13.311650	11.790725	-11.43%	208,709	2001
	14.798240	13.311650	-10.05%	2,344,612	2000
	12.331317	14.798240	20.01%	22,130	1999
	10.000000	12.331317	23.31%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Mid Cap Fund/VA: Non-Service Shares - Q/NQ	14.737397	16.323041	10.76%	192,957	2005
	12.478694	14.737397	18.10%	208,365	2004
	10.076931	12.478694	23.83%	217,008	2003
	14.153669	10.076931	-28.80%	180,071	2002
	20.887100	14.153669	-32.24%	114,027	2001
	23.864429	20.887100	-12.48%	1,678,912	2000
	13.181851	23.864429	81.04%	4,548	1999
	10.000000	13.181851	31.82%	0	1998*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	25.518160	28.244481	10.68%	33,207	2005
	23.514411	25.518160	8.52%	38,359	2004
	18.651037	23.514411	26.08%	56,939	2003
	17.318710	18.651037	7.69%	17,846	2002
	15.954543	17.318710	8.55%	980	2001
	14.525802	15.954543	9.84%	163,770	2000
	11.386873	14.525802	27.57%	0	1999
	10.000000	11.386873	13.87%	0	1998*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	11.808336	12.932254	9.52%	0	2005
	10.201991	11.808336	15.75%	0	2004
	8.120315	10.201991	25.64%	0	2003
	10.000000	8.120315	-18.80%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	6.824496	7.911472	15.93%	66,312	2005
	5.692066	6.824496	19.89%	63,886	2004
	4.072095	5.692066	39.78%	59,462	2003
	5.999237	4.072095	-32.12%	53,351	2002
	8.608498	5.999237	-30.31%	44,259	2001
	10.000000	8.608498	-13.92%	65,694	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	24.178463	27.906311	15.42%	193,914	2005
	17.978337	24.178463	34.49%	218,307	2004
	13.259472	17.978337	35.59%	222,974	2003
	13.554456	13.259472	-2.18%	169,457	2002
	12.516221	13.554456	8.30%	57,064	2001
	12.045311	12.516221	3.91%	427,420	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	24.996452	32.534103	30.15%	8,891	2005
	20.137470	24.996452	24.13%	12,213	2004
	13.245459	20.137470	52.03%	20,039	2003
	13.835162	12.245459	-4.26%	31,361	2002
	14.291739	13.835162	-3.19%	23,418	2001
	24.932117	14.291739	-42.68%	188,853	2000
	12.624752	24.932117	97.49%	1,758	1999
	10.000000	12.624752	26.25%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	12.609968	16.396002	30.02%	11,285	2005
	10.000000	12.609968	26.10%	7,817	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	19.214216	28.735989	49.56%	15,350	2005
	15.686285	19.214216	22.49%	18,364	2004
	10.987828	15.686285	42.76%	19,668	2003
	11.468935	10.987828	-4.19%	26,601	2002
	12.989532	11.468935	-11.71%	6,382	2001
	11.824722	12.989532	9.85%	49,620	2000
	9.911011	11.824722	19.31%	2,718	1999
	10.000000	9.911011	-0.89%	0	1998*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	12.467222	18.638711	49.50%	35,789	2005
	10.000000	12.467222	24.67%	12,503	2004*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	10.525819	11.286654	7.23%	4,230	2005
	9.734344	10.525819	8.13%	4,105	2004
	7.314565	9.734344	33.08%	5,276	2003
	9.690344	7.314565	-24.52%	6,038	2002
	9.797620	9.690344	-1.09%	4,072	2001
	10.050072	9.797620	-2.51%	43,826	2000*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	10.555564	11.228889	6.38%	519,086	2005
	9.055451	10.555564	16.57%	588,696	2004
	6.703248	9.055451	35.09%	590,689	2003
	9.290050	6.703248	-27.84%	467,668	2002
	9.785166	9.290050	-5.06%	140,963	2001
	10.000000	9.785166	-2.15%	382,648	2000*

Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Balanced Fund: Series I Shares - Q/NQ	9.950388	10.325048	3.77%	0	2005
	9.390578	9.950388	5.96%	0	2004
	8.188802	9.390578	14.68%	0	2003
	10.023374	8.188802	-18.30%	0	2002
	10.000000	10.023374	0.23%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Blue Chip Fund: Series I Shares - Q/NQ	9.255263	9.440565	2.00%	0	2005
	8.972110	9.255263	3.16%	0	2004
	7.274854	8.972110	23.33%	0	2003
	9.997503	7.274854	-27.23%	0	2002
	10.000000	9.997503	-0.02%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	10.298716	11.046663	7.26%	0	2005
	9.800825	10.298716	5.08%	0	2004
	7.678269	9.800825	27.64%	0	2003
	10.300127	7.678269	-25.45%	0	2002
	10.000000	10.300127	3.00%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	8.911895	9.279724	4.13%	0	2005
	8.549536	8.911895	4.24%	0	2004
	6.935739	8.549536	23.27%	0	2003
	10.091557	6.935739	-31.27%	0	2002
	10.000000	10.091557	0.92%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Stock Fund: Series I Shares - Q/NQ	10.891812	11.304574	3.79%	0	2005
	10.142398	10.891812	7.39%	0	2004
	8.271567	10.142398	22.62%	0	2003
	9.942756	8.271567	-16.81%	0	2002
	10.000000	9.942756	-0.57%	0	2001*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	12.715583	14.778470	16.22%	0	2005
	10.404876	12.715583	22.21%	0	2004
	8.180432	10.404876	27.19%	0	2003
	10.000000	8.180432	-18.20%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	13.051431	13.458402	3.12%	28,270	2005
	11.720585	13.051431	11.35%	32,656	2004
	9.194119	11.720585	27.48%	50,187	2003
	11.570948	9.194119	-20.54%	25,681	2002
	12.812521	11.570948	-9.69%	12,665	2001
	14.543892	12.812521	-11.90%	837,466	2000
	12.504468	14.543892	16.31%	3,338	1999
	10.000000	12.504468	25.04%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.156115	13.568283	11.62%	11,754	2005
	10.733117	12.156115	13.26%	16,130	2004
	8.747002	10.733117	22.71%	18,036	2003
	11.146637	8.747002	-21.53%	24,028	2002
	15.971330	11.146637	-30.21%	24,620	2001
	19.483474	15.971330	-18.03%	876,057	2000
	12.051405	19.483474	61.67%	3,787	1999
	10.000000	12.051405	20.51%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	11.183532	12.465763	11.47%	5,368	2005
	9.860964	11.183532	13.41%	5,595	2004
	8.036243	9.860964	22.71%	6,507	2003
	10.000000	8.036243	-19.64%	4,297	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.686944	10.760517	0.69%	8,267	2005
	9.798135	10.686944	9.07%	9,161	2004
	7.960197	9.798135	23.09%	6,891	2003
	10.000000	7.960197	-20.40%	2,833	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	17.578743	18.196661	3.52%	54,166	2005
	15.601172	17.578743	12.68%	55,464	2004
	12.275645	15.601172	27.09%	53,091	2003
	14.255535	12.275645	-13.89%	43,427	2002
	12.822378	14.255535	11.18%	32,095	2001
	11.012072	12.822378	16.44%	553,245	2000
	11.269864	11.012072	-2.29%	0	1999
	10.000000	11.269864	12.70%	0	1998*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.660662	10.670686	0.09%	5,061	2005
	10.223456	10.660662	4.28%	985	2004
	10.000000	10.223456	2.23%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	10.778251	11.341320	5.22%	8,896	2005
	9.772806	10.778251	10.29%	9,288	2004
	7.903154	9.772806	23.66%	2,423	2003
	10.184140	7.903154	-22.40%	0	2002
	10.000000	10.184140	1.84%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF	10.934911	11.520948	5.36%	4,951	2005
	9.803970	10.934911	11.54%	5,355	2004
	8.047367	9.803970	21.83%	4,239	2003
	10.162146	8.047367	-20.81%	0	2002
	10.000000	10.162146	1.62%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap Growth VIF	9.265077	9.303180	0.41%	7,333	2005
	8.900488	9.265077	4.10%	7,333	2004
	7.054499	8.900488	26.17%	5,788	2003
	10.295749	7.054499	-31.48%	0	2002
	10.000000	10.295749	2.96%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	12.845047	14.479804	12.73%	5,427	2005
	11.121693	12.845047	15.50%	5,427	2004
	8.263465	11.121693	34.59%	4,332	2003
	10.481632	8.263465	-21.16%	0	2002
	10.000000	10.481632	4.82%	0	2001*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	12.749331	14.593545	14.47%	0	2005
	10.964435	12.749331	16.28%	0	2004
	7.534703	10.964435	45.52%	0	2003
	11.612109	7.534703	-35.11%	0	2002
	16.512879	11.612109	-29.68%	0	2001
	20.669425	16.512879	-20.11%	0	2000
	12.827718	20.669425	61.13%	0	1999
	10.000000	12.827718	28.28%	0	1998*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	11.428826	13.227868	15.74%	536	2005
	10.106935	11.428826	13.08%	536	2004
	7.705625	10.106935	31.16%	536	2003
	9.762282	7.705625	-21.07%	536	2002
	12.746142	9.762282	-23.41%	536	2001
	17.452381	12.746142	-26.97%	536	2000
	11.541756	17.452381	51.21%	160	1999
	10.000000	11.541756	15.42%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	13.630570	14.527470	6.58%	1,010	2005
	12.422011	13.630570	9.73%	1,010	2004
	10.070482	12.422011	23.35%	1,010	2003
	13.287675	10.070482	-24.21%	1,010	2002
	13.358023	13.287675	-0.53%	1,010	2001
	12.444575	13.358023	7.34%	22,463	2000
	11.885603	12.444575	4.70%	0	1999
	10.000000	11.885603	18.86%	0	1998
	10.000000	12.881775	28.82%	0	1999*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.396547	13.101031	5.68%	9,666	2005
	10.320294	12.396547	20.12%	9,517	2004
	7.600492	10.320294	35.78%	5,782	2003
	10.000000	7.600492	-24.00%	2,514	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	9.970177	10.181289	2.12%	22,996	2005
	9.525286	9.970177	4.67%	31,559	2004
	7.670681	9.525286	24.18%	33,742	2003
	10.954608	7.670681	-29.98%	36,716	2002
	14.358357	10.954608	-23.71%	36,988	2001
	16.375184	14.358357	-12.32%	1,022,556	2000
	12.773638	16.375184	28.20%	8,841	1999
	10.000000	12.773638	27.74%	0	1998*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	12.086394	12.470481	3.18%	129,790	2005
	11.084718	12.086394	9.04%	150,590	2004
	8.762333	11.084718	26.50%	166,501	2003
	11.452508	8.762333	-23.49%	165,509	2002
	13.234124	11.452508	-13.46%	149,828	2001
	14.801530	13.234124	-10.59%	3,972,958	2000
	12.453273	14.801530	18.86%	58,315	1999
	10.000000	12.453273	24.53%	0	1998*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.072519	12.418841	2.87%	23,400	2005
	11.661674	12.072519	3.52%	22,907	2004
	9.765754	11.661674	19.41%	22,157	2003
	11.898327	9.765754	-17.92%	23,362	2002
	13.313894	11.898327	-10.63%	13,925	2001
	13.597232	13.313894	-2.08%	261,522	2000
	12.379057	13.597232	9.84%	6,255	1999
	10.000000	12.379057	23.79%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	12.096380	12.613049	4.27%	0	2005
	11.024128	12.096380	9.73%	0	2004
	8.494298	11.024128	29.78%	0	2003
	10.657523	8.494298	-20.30%	0	2002
	10.000000	10.657523	6.58%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	13.808437	15.226858	10.27%	0	2005
	11.674061	13.808437	18.28%	0	2004
	8.687316	11.674061	34.38%	0	2003
	10.043237	8.687316	-13.50%	0	2002
	10.000000	10.043237	0.43%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.847380	12.825871	-0.17%	41,951	2005
	12.580977	12.847380	2.12%	52,386	2004
	12.199338	12.580977	3.13%	48,312	2003
	11.324824	12.199338	7.72%	38,886	2002
	10.639621	11.324824	6.44%	13,717	2001
	9.773948	10.639621	8.86%	513,656	2000
	10.000000	9.773948	-2.26%	52	1999*

Fidelity Variable Insurance Products Fund - VIP Equity - Income Portfolio: Service Class - Q/NQ	14.213371	14.814417	4.23%	131,252	2005
	12.948586	14.213371	9.77%	138,844	2004
	10.089795	12.948586	28.33%	132,340	2003
	12.335099	10.089795	-18.20%	98,838	2002
	13.188860	12.335099	-6.47%	62,130	2001
	12.355641	13.188860	6.74%	1,835,201	2000
	11.799375	12.355641	4.71%	27,028	1999
	10.000000	11.799375	17.99%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	11.363725	11.834788	4.15%	69,096	2005
	11.166492	11.363725	1.77%	81,385	2004
	8.533273	11.166492	30.86%	84,091	2003
	12.405324	8.533273	-31.21%	92,405	2002
	15.301552	12.405324	-18.93%	85,709	2001
	17.457597	15.301552	-12.35%	4,402,484	2000
	12.903107	17.457597	35.30%	22,359	1999
	10.000000	12.903107	29.03%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.228738	10.335185	1.04%	24,515	2005
	9.481524	10.228738	7.88%	25,522	2004
	7.577300	9.481524	25.13%	17,823	2003
	7.420301	7.577300	2.12%	15,921	2002
	8.546878	7.420301	-13.18%	9,154	2001
	11.205978	8.546878	-23.73%	644,489	2000
	10.521282	11.205978	6.51%	3,204	1999
	10.000000	10.521282	5.21%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	13.094692	15.353778	17.25%	4,665	2005
	11.708141	13.094692	11.84%	4,852	2004
	8.295957	11.708141	41.13%	5,119	2003
	10.568057	8.295957	-21.50%	11,051	2002
	13.622435	10.568057	-22.42%	7,214	2001
	17.095933	13.622435	-20.32%	408,874	2000
	12.176593	17.095933	40.40%	1,505	1999
	10.000000	12.176593	21.77%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.193101	14.290986	17.21%	3,600	2005
	10.901182	12.193101	11.85%	3,013	2004
	7.721614	10.901182	41.18%	1,338	2003
	10.000000	7.721614	-22.78%	1,652	2002*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	15.940662	18.357045	15.16%	91,550	2005
	14.023952	15.940662	13.67%	88,639	2004
	11.086716	14.023952	26.49%	85,425	2003
	12.420560	11.086716	-10.74%	48,787	2002
	14.382315	12.420560	-13.64%	39,938	2001
	15.643260	14.382315	-8.06%	2,055,640	2000
	12.785888	15.643260	22.35%	7,651	1999
	10.000000	12.785888	27.86%	0	1998*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.402383	10.465216	0.60%	17,425	2005
	10.118423	10.402383	2.81%	9,030	2004
	10.000000	10.118423	1.18%	5,176	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.015753	9.672813	7.29%	8,809	2005
	8.545136	9.015753	5.51%	9,478	2004
	6.687212	8.545136	27.78%	12,437	2003
	8.690341	6.687212	-23.05%	14,127	2002
	10.307281	8.690341	-15.69%	14,779	2001
	12.627255	10.307281	-18.37%	473,995	2000
	12.298659	12.627255	2.67%	1,198	1999
	10.000000	12.298659	22.99%	0	1998*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	12.990391	13.129617	1.07%	8,251	2005
	11.563978	12.990391	12.33%	12,723	2004
	7.436365	11.563978	55.51%	6,733	2003
	10.000000	7.436365	-25.64%	7	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class I - Q/NQ	12.020412	13.087694	8.88%	0	2005
	10.260715	12.020412	17.15%	0	2004
	7.854689	10.260715	30.63%	0	2003
	10.000000	7.854689	-21.45%	0	2002*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	12.972189	13.088926	0.90%	10,004	2005
	11.955882	12.972189	8.50%	26,220	2004
	9.921909	11.955882	20.50%	31,799	2003
	9.753315	9.921909	1.73%	25,511	2002
	9.497186	9.753315	2.70%	7,968	2001
	10.505688	9.497186	-9.60%	107,102	2000
	10.330681	10.505688	1.69%	2,283	1999
	10.000000	10.330681	3.31%	0	1998*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.439233	4.39%	3,933	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class I - Q/NQ	13.133057	17.167614	30.72%	1,317	2005
	11.036792	13.133057	18.99%	1,317	2004
	6.776365	11.036792	62.87%	1,317	2003
	8.111518	6.776365	-16.46%	1,450	2002
	8.681644	8.111518	-6.57%	133	2001
	10.000000	8.681644	-13.18%	0	2000*

GVIT Gartmore GVIT Emerging Markets Fund: Class III - Q/NQ	14.529882	18.996097	30.74%	10,685	2005
	12.209330	14.529882	19.01	8,330	2004
	7.498277	12.209330	62.83%	1,410	2003
	10.000000	7.498277	-25.02%	534	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Financial Services Fund: Class III - Q/NQ	14.644667	16.045220	9.56%	239	2005
	12.268146	14.644667	19.37%	1,977	2004
	8.800026	12.268146	39.41%	405	2003
	10.000000	8.800026	-12.00%	342	2002*

GVIT Gartmore GVIT Global Health Sciences Fund: Class III - Q/NQ	12.070721	12.898297	6.86%	7,804	2005
	11.357455	12.070721	6.28%	7,365	2004
	8.426002	11.357455	34.79%	6,988	2003
	10.000000	8.426002	-15.74%	2,426	2002*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class I - Q/NQ	3.001143	2.942465	-1.96%	3,678	2005
	2.919387	3.001143	2.80%	3,867	2004
	1.908285	2.919387	52.98%	4,079	2003
	3.384294	1.908285	-43.61%	7,525	2002
	5.996363	3.384294	-43.56%	7,556	2001
	10.000000	5.996363	-40.04%	46,993	2000*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class III - Q/NQ	11.189794	10.971442	-1.95%	6,733	2005
	10.888566	11.189794	2.77%	9,050	2004
	7.119398	10.888566	52.94%	7,420	2003
	10.000000	7.119398	-28.81%	0	2002*

GVIT Gartmore GVIT Global Utilities Fund: Class III - Q/NQ	12.410677	13.023618	4.94%	3,588	2005
	9.690988	12.410677	28.06%	2,703	2004
	7.919326	9.690988	22.37%	0	2003
	10.000000	7.919326	-20.81%	0	2002*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	12.426052	12.646037	1.77%	77,223	2005
	12.210544	12.426052	1.76%	94,047	2004
	12.147237	12.210544	0.52%	104,913	2003
	11.106073	12.147237	9.37%	93,837	2002
	10.508016	11.106073	5.69%	79,798	2001
	9.473867	10.508016	10.92%	919,097	2000
	9.844366	9.473867	-3.76%	28,000	1999
	10.000000	9.844366	-1.56%	0	1998*

GVIT Gartmore GVIT Growth Fund: Class I - Q/NQ	6.414387	6.732585	4.96%	17,918	2005
	6.017884	6.414387	6.59%	28,987	2004
	4.600232	6.017884	30.82%	33,609	2003
	6.548971	4.600232	-29.76%	28,030	2002
	9.247972	6.548971	-29.18%	37,115	2001
	12.772360	9.247972	-27.59%	402,930	2000
	12.428639	12.772360	2.77%	13,265	1999
	10.000000	12.428639	24.29%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT International Growth Fund: Class III - Q/NQ	11.662449	14.962124	28.29%	1,820	2005
	10.348693	11.662449	12.69%	0	2004
	7.759258	10.348693	33.37%	0	2003
	10.000000	7.759258	-22.41%	0	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.873912	11.071052	1.81%	24,481	2005
	10.543381	10.873912	3.13%	25,626	2004
	9.914588	10.543381	6.34%	3,435	2003
	10.000000	9.914588	-0.85%	3	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.255804	11.590666	2.98%	31,844	2005
	10.658362	11.255804	5.61%	20,117	2004
	9.512081	10.658362	12.05%	13,773	2003
	10.000000	9.512081	-4.88%	3,008	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.515594	11.955598	3.82%	138,382	2005
	10.667735	11.515594	7.95%	101,718	2004
	9.016631	10.667735	18.31%	70,099	2003
	10.000000	9.016631	-9.83%	16,536	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.815958	12.468670	5.52%	161,169	2005
	10.696293	11.815958	10.47%	154,990	2004
	8.570137	10.696293	24.81%	76,106	2003
	10.000000	8.570137	-14.30%	17,412	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.002712	12.767402	6.37%	85,739	2005
	10.681108	12.002712	12.37%	67,129	2004
	8.218945	10.681108	29.96%	16,982	2003
	10.000000	8.218945	-17.81%	142	2002*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class I - Q/NQ	12.860947	13.909800	8.16%	28,175	2005
	11.314710	12.860947	13.67%	30,150	2004
	8.192786	11.314710	38.11%	45,377	2003
	13.199389	8.192786	-37.93%	22,991	2002
	19.220739	13.199389	-31.33%	12,254	2001
	23.046789	19.220739	-16.60%	1,000,710	2000
	12.657572	23.046789	82.08%	5,187	1999
	10.000000	12.657572	26.58%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	10.926674	11.055984	1.18%	56,477	2005
	10.998203	10.926674	-0.65%	51,902	2004
	11.090636	10.998203	-0.83%	70,174	2003
	11.119112	11.090636	-0.26%	111,493	2002
	10.891167	11.119112	2.09%	57,612	2001
	10.422427	10.891167	4.50%	3,121,071	2000
	10.086763	10.422427	3.33%	27,388	1999
	10.000000	10.086763	0.87%	0	1998

GVIT Gartmore GVIT Nationwide Fund: Class I - Q/NQ	11.719115	12.409166	5.89%	37,707	2005
	10.834968	11.719115	8.16%	47,542	2004
	8.622061	10.834968	25.67%	52,105	2003
	10.586142	8.622061	-18.55%	63,158	2002
	12.182869	10.586142	-13.11%	68,590	2001
	12.628895	12.182869	-3.53%	1,586,776	2000
	11.982735	12.628895	5.39%	34,254	1999
	10.000000	11.982735	19.83%	0	1998*

GVIT Gartmore GVIT Nationwide Leaders Fund: Class III - Q/NQ	13.203617	14.353066	8.71%	6,155	2005
	11.280331	13.203617	17.05%	3,132	2004
	9.113577	11.280331	23.78%	3,115	2003
	10.000000	9.113577	-8.86%	761	2002*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III - Q/NQ	12.444811	13.735472	10.37%	1,833	2005
	11.230190	12.444811	10.82%	4,570	2004
	7.477365	11.230190	50.19%	8,287	2003
	10.000000	7.477365	-25.23%	6,845	2002*

GVIT Gartmore Worldwide Leaders Fund: Class I - Q/NQ	11.484471	13.507203	17.61%	0	2005
	10.075073	11.484471	13.99%	0	2004
	7.513762	10.075073	34.09%	1,409	2003
	10.219036	7.513762	-26.47%	1,409	2002
	12.773009	10.219036	-20.00%	1,551	2001
	14.781243	12.773009	-13.59%	77,298	2000
	12.201492	14.781243	21.14%	1,707	1999
	10.000000	12.201492	22.01%	0	1998*

GVIT Gartmore GVIT Worldwide Leaders Fund: Class III - Q/NQ	15.448981	18.170038	17.61%	1,442	2005
	13.553060	15.448981	13.99%	0	2004
	10.000000	13.553060	35.53%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT International Value Fund: Class III - Q/NQ	16.327943	18.031528	10.43%	4,495	2005
	13.776777	16.327943	18.52%	3,282	2004
	10.000000	13.776777	37.77%	2,483	2003*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	20.353296	22.485972	10.48%	32,487	2005
	17.845279	20.353296	14.05%	35,030	2004
	13.447730	17.845279	32.70%	45,554	2003
	16.111432	13.447730	-16.53%	21,240	2002
	16.566203	16.111432	-2.75%	12,465	2001
	14.589957	16.566203	13.55%	573,063	2000
	12.243049	14.589957	19.17%	0	1999
	10.000000	12.243049	22.43%	0	1998*

GVIT GVIT Small Cap Growth Fund: Class I - Q/NQ	14.330796	15.266316	6.53%	11,010	2005
	12.821504	14.330796	11.77%	12.953	2004
	9.689686	12.821504	32.32%	23,793	2003
	14.738777	9.689686	-34.26%	14,754	2002
	16.775454	14.738777	-12.14%	12,522	2001
	20.304522	16.775454	-17.38%	456,020	2000
	10.000000	20.304522	103.05%	1,671	1999*

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	28.997596	29.456548	1.58%	32,023	2005
	25.084829	28.997596	15.60%	35,379	2004
	16.227347	25.084829	54.58%	39,490	2003
	22.607355	16.227347	-28.22%	33,152	2002
	17.884672	22.607355	26.41%	23,409	2001
	16.318704	17.884672	9.60%	326,906	2000
	12.952944	16.318704	25.98%	2,718	1999
	10.000000	12.952944	29.53%	0	1998*

GVIT GVIT Small Company Fund: Class I - Q/NQ	22.527605	24.936594	10.69%	30,650	2005
	19.205589	22.527605	17.30%	32,455	2004
	13.819838	19.205589	38.97%	29,400	2003
	16.962886	13.819838	-18.53%	30,140	2002
	18.451164	16.962886	-8.07%	18,323	2001
	17.191574	18.451164	7.33%	671,752	2000
	12.112381	17.191574	41.93%	842	1999
	10.000000	12.112381	21.12%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT J.P. Morgan GVIT Balanced Fund: Class I - Q/NQ	10.659252	10.772222	1.06%	20,257	2005
	9.969522	10.659252	6.92%	21,951	2004
	8.543005	9.969522	16.70%	27,563	2003
	9.886012	8.543005	-13.58%	13,304	2002
	10.415037	9.886012	-5.08%	9,362	2001
	10.604669	10.415037	-1.79%	475,296	2000
	10.668044	10.604669	-0.59%	4,932	1999
	10.000000	10.668044	6.68%	0	1998*

GVIT Van Kampen GVIT Comstock Value Fund: Class I - Q/NQ	11.661238	11.980731	2.74%	19,086	2005
	10.070517	11.661238	15.80%	27,038	2004
	7.774693	10.070517	29.53%	23,102	2003
	10.539153	7.774693	-26.23%	13,973	2002
	12.174767	10.539153	-13.43%	12,184	2001
	13.821079	12.174767	-11.91%	314,601	2000
	11.835834	13.821079	16.77%	230	1999
	10.000000	11.835834	18.36%	0	1998*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	13.424511	13.518819	0.70%	16,868	2005
	12.786566	13.424511	4.99%	18,548	2004
	11.572500	12.786566	10.49%	19,193	2003
	10.953304	11.572500	5.65%	13,519	2002
	10.668471	10.953304	2.67%	11,398	2001
	10.245290	10.668471	4.13%	325,129	2000
	10.236779	10.245290	0.08%	746	1999
	10.000000	10.236779	2.37%	0	1998*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	11.373957	12.242175	7.63%	2,017	2005
	10.000000	11.373957	13.74%	2,122	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.144059	7.924857	10.93%	63,653	2005
	6.145006	7.144059	16.26%	68,854	2004
	5.186035	6.145006	18.49%	76,524	2003
	6.259448	5.186035	-17.15%	86,653	2002
	8.126129	6.259448	-22.97%	68,912	2001
	10.000000	8.126129	-18.74%	4,329,030	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.340536	3.672506	9.94%	28,968	2005
	3.370605	3.340536	-0.89%	37,422	2004
	2.334963	3.370605	44.35%	46,845	2003
	4.011291	2.334963	-41.79%	64,719	2002
	6.494235	4.011291	-38.23%	58,064	2001
	10.000000	6.494235	-35.06%	4,189,978	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.210014	11.202161	9.72%	1,748	2005
	10.274404	10.210014	-0.63%	1,720	2004
	7.085688	10.274404	45.00%	1,342	2003
	10.000000	7.085688	-29.14%	4,662	2002*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	6.988123	9.086896	30.03%	25,707	2005
	5.974486	6.988123	16.97%	29,337	2004
	4.506173	5.974486	32.58%	30,241	2003
	6.159009	4.506173	-26.84%	46,849	2002
	8.162793	6.159009	-24.55%	53,152	2001
	10.000000	8.162793	-18.37%	2,381,296	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	11.994950	15.606584	30.11%	23,511	2005
	10.252980	11.994950	16.99%	25,257	2004
	7.732399	10.252980	32.60%	26,277	2003
	10.000000	7.732399	-22.68%	21,401	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.103200	15.416025	9.31%	2,166	2005
	12.182950	14.103200	15.76%	1,898	2004
	10.000000	12.182950	21.83%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	15.155965	16.190246	6.82%	21,017	2005
	13.278896	15.155965	14.14%	20,662	2004
	10.226131	13.278896	29.85%	21,241	2003
	14.108196	10.226131	-27.52%	23,467	2002
	14.536223	14.108196	-2.94%	9,031	2001
	14.583934	14.536223	-0.33%	208,119	2000
	12.875671	14.583934	13.27%	1,484	1999
	10.000000	12.875671	28.76%	0	1998*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.933898	9.931551	-0.02%	10,441	2005
	10.002124	9.933898	-0.68%	6,395	2004
	10.000000	10.002124	0.02%	2,435	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	14.553346	16.313911	12.10%	33,357	2005
	12.696840	14.553346	14.62%	35,824	2004
	10.059629	12.696840	26.22%	34,085	2003
	14.446438	10.059629	-30.37%	24,954	2002
	19.455564	14.446438	-25.75%	20,286	2001
	21.331920	19.455564	-8.80%	1,123,863	2000
	14.065578	21.331920	51.66%	2,947	1999
	10.000000	14.065578	40.66%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	13.902722	16.174366	16.34%	11,969	2005
	11.857262	13.902722	17.25%	5,395	2004
	8.906424	11.857262	33.13%	4,533	2003
	11.914038	8.906424	-25.24%	8,188	2002
	12.442244	11.914038	-4.25%	6,294	2001
	12.536312	12.442244	-0.75%	281,320	2000
	11.847572	12.536312	5.81%	6,154	1999
	10.000000	11.847572	18.48%	0	1998*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.776812	12.402412	5.31%	107	2005
	10.549163	11.776812	11.64%	92	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	15.340269	15.889314	3.58%	77,157	2005
	14.556280	15.340269	5.39%	80,059	2004
	11.279831	14.556280	29.05%	80,392	2003
	15.649321	11.279831	-27.92%	72,163	2002
	18.165855	15.649321	-13.85%	40,004	2001
	18.474301	18.165855	-1.67%	2,558,064	2000
	13.233333	18.474301	39.60%	3,947	1999
	10.000000	13.233333	32.23%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.465531	11.789981	12.66%	33,022	2005
	8.911680	10.465531	17.44%	34,601	2004
	6.322604	8.911680	40.95%	55,757	2003
	8.239576	6.322604	-23.27%	67,335	2002
	9.505903	8.239576	-13.32%	36,909	2001
	10.000000	9.505903	-4.94%	384,262	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	16.697062	18.815041	12.68%	42,026	2005
	14.214155	16.697062	17.47%	41,938	2004
	10.000000	14.214155	42.14%	16,741	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	12.689909	13.253841	4.44%	44,010	2005
	11.763806	12.689909	7.87%	47,635	2004
	9.419845	11.763806	24.88%	55,534	2003
	11.771303	9.419845	-19.98%	55,406	2002
	13.296520	11.771303	-11.47%	53,397	2001
	14.788879	13.296520	-10.09%	2,235,906	2000
	12.329765	14.788879	19.94%	11,086	1999
	10.000000	12.329765	23.30%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Mid Cap Fund/VA: Non-Service Shares - Q/NQ	14.690755	16.263170	10.70%	54,301	2005
	12.445509	14.690755	18.04%	57,161	2004
	10.055227	12.445509	23.77%	49,504	2003
	14.130362	10.055227	-28.84%	39,739	2002
	20.863367	14.130362	-32.27%	38,543	2001
	23.849355	20.863367	-12.52%	1,789,761	2000
	13.180191	23.849355	80.95%	25,493	1999
	10.000000	13.180191	31.80%	0	1998*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	25.437438	28.140902	10.63%	980	2005
	23.451931	25.437438	8.47%	4,861	2004
	18.610910	23.451931	26.01%	5,755	2003
	17.290213	18.610910	7.64%	3,520	2002
	15.936413	17.290213	8.50%	2,809	2001
	14.516616	15.936413	9.78%	44,224	2000
	11.385439	14.516616	27.50%	0	1999
	10.000000	11.385439	13.85%	0	1998*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	11.792352	12.908221	9.46%	0	2005
	10.193349	11.792352	15.69%	0	2004
	8.117559	10.193349	25.57%	0	2003
	10.000000	8.117559	-18.82%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	6.808374	7.888796	15.87%	8,127	2005
	5.681499	6.808374	19.83%	9,279	2004
	4.066580	5.681499	39.71%	8,861	2003
	5.994160	4.066580	-32.16%	8,596	2002
	8.605609	5.994160	-30.35%	3,058	2001
	10.000000	8.605609	-13.94%	65,457	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	24.101981	27.803974	15.36%	22,342	2005
	17.930553	24.101981	34.42%	25,727	2004
	13.230935	17.930553	35.52%	28,210	2003
	13.532141	13.230935	-2.23%	21,342	2002
	12.501983	13.532141	8.24%	7,616	2001
	12.033260	12.501983	3.90%	250,282	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	24.917339	32.414752	30.09%	3,464	2005
	20.083913	24.917339	24.07%	3,515	2004
	13.216913	20.083913	51.96%	4,338	2003
	13.812362	13.216913	-4.31%	6,607	2002
	14.275487	13.812362	-3.24%	5,700	2001
	24.916384	14.275487	-42.71%	108,920	2000
	12.623166	24.916384	97.39%	15,963	1999
	10.000000	12.623166	26.23%	0	1998*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	12.605738	16.382210	29.96%	924	2005
	10.000000	12.605738	26.06%	842	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	19.153438	28.630638	49.48%	433	2005
	15.664606	19.153438	22.43%	4,839	2004
	10.964166	15.664606	42.87%	6,677	2003
	11.450041	10.964166	-4.24%	3,600	2002
	12.974758	11.450041	-11.75%	1,703	2001
	11.817233	12.974758	9.80%	66,861	2000
	9.909760	11.817233	19.25%	175	1999
	10.000000	9.909760	-0.90%	0	1998*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	12.463044	18.623055	49.43%	3,124	2005
	10.000000	12.463044	24.63%	164	2004*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	10.496527	11.249556	7.17%	0	2005
	9.712184	10.496527	8.08%	0	2004
	7.301608	9.712184	33.01%	0	2003
	9.678106	7.301608	-24.56%	0	2002
	9.790234	9.678106	-1.15%	0	2001
	10.047544	9.790234	-2.56%	495,419	2000*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	10.530600	11.196668	6.33%	39,531	2005
	9.038605	10.530600	16.51%	40,718	2004
	6.694178	9.038605	35.02%	49,323	2003
	9.282194	6.694178	-27.88%	41,525	2002
	9.781883	9.282194	-5.11%	13,882	2001
	10.000000	9.781883	-2.18%	701,654	2000*

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Balanced Fund: Series I Shares - Q/NQ	9.934636	10.303495	3.71%	0	2005
	9.380475	9.934636	5.91%	0	2004
	8.184139	9.380475	14.62%	0	2003
	10.022749	8.184139	-18.34%	0	2002
	10.000000	10.022749	0.23%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Blue Chip Fund: Series I Shares - Q/NQ	9.240611	9.420861	1.95%	0	2005
	8.962448	9.240611	3.10%	0	2004
	7.270701	8.962448	23.27%	0	2003
	9.996881	7.270701	-27.27%	0	2002
	10.000000	9.996881	-0.03%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	10.282402	11.023590	7.21%	0	2005
	9.790271	10.282402	5.03%	0	2004
	7.673888	9.790271	27.58%	0	2003
	10.299485	7.673888	-25.49%	0	2002
	10.000000	10.299485	2.99%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	8.897790	9.260347	4.07%	0	2005
	8.540327	8.897790	4.19%	0	2004
	6.931778	8.540327	23.21%	0	2003
	10.090924	6.931778	-31.31%	0	2002
	10.000000	10.090924	0.91%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Stock Fund: Series I Shares - Q/NQ	10.874565	11.280955	3.74%	0	2005
	10.131479	10.874565	7.33%	0	2004
	8.266851	10.131479	22.56%	0	2003
	9.942134	8.266851	-16.85%	0	2002
	10.000000	9.942134	-0.58%	0	2001*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	12.698388	14.751026	16.16%	0	2005
	10.396068	12.698388	22.15%	0	2004
	8.177656	10.396068	27.13%	0	2003
	10.000000	8.177656	-18.22%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	13.010107	13.409003	3.07%	21,556	2005
	11.689405	13.010107	11.30%	21,225	2004
	9.174309	11.689405	27.41%	22,911	2003
	11.551890	9.174309	-20.58%	17,795	2002
	12.797950	11.551890	-9.74%	14,670	2001
	14.534695	12.797950	-11.95%	95,913	2000
	12.502898	14.534695	16.25%	4,843	1999
	10.000000	12.502898	25.03%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.117584	13.518429	11.56%	24,921	2005
	10.704526	12.117584	13.20%	27,254	2004
	8.728132	10.704526	22.64%	27,772	2003
	11.128268	8.728132	-21.57%	29,246	2002
	15.953179	11.128268	-30.24%	31,651	2001
	19.471172	15.953179	-18.07%	118,483	2000
	12.049887	19.471172	61.59%	10,374	1999
	10.000000	12.049887	20.50%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	11.168399	12.442593	11.41%	6,494	2005
	9.852618	11.168399	13.35%	4,994	2004
	8.033520	9.852618	22.64%	4,925	2003
	10.000000	8.033520	-19.66%	2,913	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.672474	10.740502	0.64%	2,226	2005
	9.789838	10.672474	9.02%	853	2004
	7.957490	9.789838	23.03%	1,469	2003
	10.000000	7.957490	-20.43%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	17.523098	18.129889	3.46%	61,404	2005
	15.559667	17.523098	12.62%	69,136	2004
	12.249189	15.559667	27.03%	70,979	2003
	14.232053	12.249189	-13.93%	79,064	2002
	12.807784	14.232053	11.12%	43,801	2001
	11.005082	12.807784	16.38%	39,166	2000
	11.268440	11.005082	-2.34%	6,703	1999
	10.000000	11.268440	12.68%	0	1998*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.651623	10.656245	0.04%	5,018	2005
	10.219974	10.651623	4.22%	10,108	2004
	10.000000	10.219974	2.20%	9,867	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	10.761179	11.317614	5.17%	460	2005
	9.762273	10.761179	10.23%	460	2004
	7.898637	9.762273	23.59%	460	2003
	10.183502	7.898637	-22.44%	0	2002
	10.000000	10.183502	1.84%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF	10.917595	11.496890	5.31%	465	2005
	9.793406	10.917595	11.48%	465	2004
	8.042771	9.793406	21.77%	465	2003
	10.161508	8.042771	-20.85%	0	2002
	10.000000	10.161508	1.62%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap Growth VIF	9.250422	9.283772	0.36%	497	2005
	8.890913	9.250422	4.04%	497	2004
	7.050479	8.890913	26.10%	497	2003
	10.295107	7.050479	-31.52%	0	2002
	10.000000	10.295107	2.95%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	12.824709	14.449559	12.67%	387	2005
	11.109714	12.824709	15.44%	387	2004
	8.258747	11.109714	34.52%	387	2003
	10.480972	8.258747	-21.20%	0	2002
	10.000000	10.480972	4.81%	0	2001*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	12.708974	14.539998	14.41%	0	2005
	10.935270	12.708974	16.22%	0	2004
	7.518453	10.935270	45.45%	0	2003
	11.592951	7.518453	-35.15%	0	2002
	16.494084	11.592951	-29.71%	0	2001
	20.656350	16.494084	-20.15%	0	2000
	12.826101	20.656350	61.05%	0	1999
	10.000000	12.826101	28.26%	0	1998*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	11.392661	13.179340	15.68%	577	2005
	10.080063	11.392661	13.02%	601	2004
	7.689031	10.080063	31.10%	625	2003
	9.746211	7.689031	-21.11%	646	2002
	12.731669	9.746211	-23.45%	646	2001
	17.441358	12.731669	-27.00%	646	2000
	11.540306	17.441358	51.13%	455	1999
	10.000000	11.540306	15.40%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	13.587410	14.474136	6.53%	3,174	2005
	12.388960	13.587410	9.67%	3,350	2004
	10.048782	12.388960	23.29%	4,022	2003
	13.265780	10.048782	-24.25%	5,969	2002
	13.342824	13.265780	-0.58%	5,494	2001
	12.436688	13.342824	7.29%	7,975	2000
	11.884096	12.436688	4.65%	3,588	1999
	10.000000	11.884096	18.84%	0	1998*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.379750	13.076669	5.63%	11,036	2005
	10.311541	12.379750	20.06%	7,445	2004
	7.597901	10.311541	35.72%	4,302	2003
	10.000000	7.597901	-24.02%	962	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	9.938626	10.143929	2.07%	13,743	2005
	9.499959	9.938626	4.62%	14,582	2004
	7.654150	9.499959	24.12%	17,791	2003
	10.936572	7.654150	-30.01%	18,256	2002
	14.342049	10.936572	-23.74%	19,570	2001
	16.364824	14.342049	-12.36%	137,006	2000
	12.772030	16.364824	28.13%	3,255	1999
	10.000000	12.772030	27.72%	0	1998*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	12.048127	12.424711	3.13%	110,780	2005
	11.055229	12.048127	8.98%	127,107	2004
	8.743455	11.055229	26.44%	129,995	2003
	11.433642	8.743455	-23.53%	123,020	2002
	13.219073	11.433642	-13.51%	106,147	2001
	14.792159	13.219073	-10.63%	435,678	2000
	12.451705	14.792159	18.80%	54,221	1999
	10.000000	12.451705	24.52%	0	1998*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.034289	12.373260	2.82%	20,915	2005
	11.630648	12.034289	3.47%	21,752	2004
	9.744716	11.630648	19.35%	26,637	2003
	11.878721	9.744716	-17.96%	46,233	2002
	13.298747	11.878721	-10.68%	35,755	2001
	13.588614	13.298747	-2.13%	55,696	2000
	12.377494	13.588614	9.78%	10,898	1999
	10.000000	12.377494	23.77%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	12.077221	12.586704	4.22%	0	2005
	11.012255	12.077221	9.67%	0	2004
	8.489452	11.012255	29.72%	0	2003
	10.656860	8.489452	-20.34%	0	2002
	10.000000	10.656860	6.57%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	13.786560	15.195051	10.22%	0	2005
	11.661488	13.786560	18.22%	0	2004
	8.682357	11.661488	34.31%	0	2003
	10.042606	8.682357	-13.54%	0	2002
	10.000000	10.042606	0.43%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.810509	12.782592	-0.22%	51,776	2005
	12.551247	12.810509	2.07%	55,156	2004
	12.176693	12.551247	3.08%	91,479	2003
	11.309545	12.176693	7.67%	96,464	2002
	10.630687	11.309545	6.39%	44,981	2001
	9.770666	10.630687	8.80%	58,691	2000
	10.000000	9.770666	-2.29%	1,545	1999*

Fidelity Variable Insurance Products Fund - VIP Equity - Income Portfolio: Service Class - Q/NQ	14.168390	14.760062	4.18%	71,663	2005
	12.914155	14.168390	9.71%	73,075	2004
	10.068066	12.914155	28.27%	76,444	2003
	12.314799	10.068066	-18.24%	90,090	2002
	13.173869	12.314799	-6.52%	54,239	2001
	12.347825	13.173869	6.69%	203,238	2000
	11.797885	12.347825	4.66%	12,312	1999
	10.000000	11.797885	17.98%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	11.327678	11.791270	4.09%	66,336	2005
	11.136737	11.327678	1.71%	73,829	2004
	8.514851	11.136737	30.79%	76,874	2003
	12.384853	8.514851	-31.25%	76,572	2002
	15.284127	12.384853	-18.97%	65,284	2001
	17.446540	15.284127	-12.39%	459,713	2000
	12.901477	17.446540	35.23%	19,321	1999
	10.000000	12.901477	29.01%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.196357	10.297247	0.99%	32,182	2005
	9.456304	10.196357	7.83%	30,282	2004
	7.560980	9.456304	25.07%	41,473	2003
	7.408079	7.560980	2.06%	26,041	2002
	8.537159	7.408079	-13.23%	24,216	2001
	11.198884	8.537159	-23.77%	151,506	2000
	10.519957	11.198884	6.45%	6,470	1999
	10.000000	10.519957	5.20%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	13.053223	15.297418	17.19%	4,641	2005
	11.676982	13.053223	11.79%	5,728	2004
	8.278081	11.676982	41.06%	6,140	2003
	10.550644	8.278081	-21.54%	6,166	2002
	13.606956	10.550644	-22.46%	8,322	2001
	17.085125	13.606956	-20.36%	30,791	2000
	12.175055	17.085125	40.33%	1,737	1999
	10.000000	12.175055	21.75%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.176620	14.264458	17.15%	9,463	2005
	10.891962	12.176620	11.79%	11,295	2004
	7.718997	10.891962	41.11%	10,590	2003
	10.000000	7.718997	-22.81%	10,123	2002*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	15.890209	18.289700	15.10%	50,479	2005
	13.986657	15.890209	13.61%	44,791	2004
	11.062836	13.986657	26.43%	37,477	2003
	12.400091	11.062836	-10.78%	35,257	2002
	14.365961	12.400091	-13.68%	26,256	2001
	15.633362	14.365961	-8.11%	218,098	2000
	12.784276	15.633362	22.29%	11,727	1999
	10.000000	12.784276	27.84%	0	1998*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.393570	10.451062	0.55%	23,986	2005
	10.114979	10.393570	2.75%	20,651	2004
	10.000000	10.114979	1.15%	4,768	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	8.987214	9.637319	7.23%	2,771	2005
	8.522420	8.987214	5.45%	3,148	2004
	6.672816	8.522420	27.72%	3,173	2003
	8.676041	6.672816	-23.09%	3,173	2002
	10.295564	8.676041	-15.73%	3,274	2001
	12.619265	10.295564	-18.41%	54,350	2000
	12.297109	12.619265	2.62%	1,052	1999
	10.000000	12.297109	22.97%	0	1998*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	12.972801	13.105208	1.02%	3,487	2005
	11.554180	12.972801	12.28%	4,303	2004
	7.433831	11.554180	55.43%	2,301	2003
	10.000000	7.433831	-25.66%	1,289	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class I - Q/NQ	12.004163	13.063390	8.82%	0	2005
	10.252048	12.004163	17.09%	0	2004
	7.852023	10.252048	30.57%	0	2003
	10.000000	7.852023	-21.48%	0	2002*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	12.931102	13.040874	0.85%	19,395	2005
	11.924059	12.931102	8.45%	28,397	2004
	9.900524	11.924059	20.44%	29,132	2003
	9.737236	9.900524	1.68%	22,276	2002
	9.486372	9.737236	2.64%	13,505	2001
	10.499020	9.486372	-9.65%	55,036	2000
	10.329379	10.499020	1.64%	5,522	1999
	10.000000	10.329379	3.29%	0	1998*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.435727	4.36%	5,470	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class I - Q/NQ	13.104750	17.121952	30.65%	1,572	2005
	11.018589	13.104750	18.93%	1,633	2004
	6.768606	11.018589	62.79%	1,633	2003
	8.106355	6.768606	-16.50%	1,688	2002
	8.680573	8.106355	-6.61%	0	2001
	10.000000	8.680573	-13.19%	0	2000*

GVIT Gartmore GVIT Emerging Markets Fund: Class III - Q/NQ	14.510224	18.960812	30.67%	5,896	2005
	12.198995	14.510224	18.95%	4,638	2004
	7.495729	12.198995	62.75%	2,895	2003
	10.000000	7.495729	-25.04%	3,323	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Financial Services Fund: Class III - Q/NQ	14.622915	16.013293	9.51%	677	2005
	12.256137	14.622915	19.31%	856	2004
	8.795864	12.256137	39.34%	677	2003
	10.000000	8.795864	-12.04%	0	2002*

GVIT Gartmore GVIT Global Health Sciences Fund: Class III - Q/NQ	12.052762	12.872588	6.80%	1,323	2005
	11.346316	12.052762	6.23%	1,232	2004
	8.422011	11.346316	34.72%	2,494	2003
	10.000000	8.422011	-15.78%	538	2002*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class I - Q/NQ	2.994660	2.934614	-2.01%	0	2005
	2.914558	2.994660	2.75%	0	2004
	1.906091	2.914558	52.91%	0	2003
	3.382136	1.906091	-43.64%	49	2002
	5.995625	3.382136	-43.59%	958	2001
	10.000000	5.995625	-40.03%	8,273	2000*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class III - Q/NQ	11.174663	10.951058	-2.00%	1,159	2005
	10.879360	11.174663	2.71%	1,026	2004
	7.116977	10.879360	52.86%	803	2003
	10.000000	7.116977	-28.83%	634	2002*

GVIT Gartmore GVIT Global Utilities Fund: Class III - Q/NQ	12.392247	12.997702	4.89%	401	2005
	9.681501	12.392247	28.00%	1,576	2004
	7.915587	9.681501	22.31%	92	2003
	10.000000	7.915587	-20.84%	91	2002*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	12.386709	12.599616	1.72%	70,750	2005
	12.178075	12.386709	1.71%	79.628	2004
	12.121079	12.178075	0.47%	123,664	2003
	11.087778	12.121079	9.32%	133,187	2002
	10.496056	11.087778	5.64%	80,294	2001
	9.467860	10.496056	10.86%	19,860	2000
	9.843122	9.467860	-3.81%	13,832	1999
	10.000000	9.843122	-1.57%	0	1998*

GVIT Gartmore GVIT Growth Fund: Class I - Q/NQ	6.394073	6.707862	4.91%	8,009	2005
	6.001871	6.394073	6.53%	8.891	2004
	4.590315	6.001871	30.75%	10,511	2003
	6.538172	4.590315	-29.79%	9,616	2002
	9.237443	6.538172	-29.22%	9,869	2001
	12.764281	9.237443	-27.63%	34,347	2000
	12.427070	12.764281	2.71%	12,046	1999
	10.000000	12.427070	24.27%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT International Growth Fund: Class III - Q/NQ	11.646653	14.934305	28.23%	680	2005
	10.339912	11.646653	12.64%	453	2004
	7.756602	10.339912	33.30%	392	2003
	10.000000	7.756602	-22.43%	0	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.857746	11.049006	1.76%	11,590	2005
	10.533052	10.857746	3.08%	12,730	2004
	9.909899	10.533052	6.29%	12,387	2003
	10.000000	9.909899	-0.90%	1,737	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.239043	11.567555	2.92%	19,799	2005
	10.647898	11.239043	5.55%	18,616	2004
	9.507569	10.647898	11.99%	9,636	2003
	10.000000	9.507569	-4.92%	1,794	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.498473	11.931793	3.77%	121,472	2005
	10.657265	11.498473	7.89%	97,090	2004
	9.012363	10.657265	18.25%	60,134	2003
	10.000000	9.012363	-9.88%	9,317	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.798411	12.443859	5.47%	48,665	2005
	10.685816	11.798411	10.41%	43,783	2004
	8.566085	10.685816	24.75%	16,960	2003
	10.000000	8.566085	-14.34%	9,598	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.984875	12.741978	6.32%	21,388	2005
	10.670649	11.984875	12.32%	21,388	2004
	8.215054	10.670649	29.89%	21,388	2003
	10.000000	8.215054	-17.85%	0	2002*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class I - Q/NQ	12.820158	13.858670	8.10%	10,996	2005
	11.284555	12.820158	13.61%	12,682	2004
	8.175099	11.284555	38.04%	7,878	2003
	13.177611	8.175099	-37.96%	8,811	2002
	19.198852	13.177611	-31.36%	9,009	2001
	23.032196	19.198852	-16.64%	72,343	2000
	12.655972	23.032196	81.99%	2,523	1999
	10.000000	12.655972	26.56%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	10.892063	11.015384	1.13%	84,571	2005
	10.968931	10.892063	-0.70%	102,875	2004
	11.066732	10.968931	-0.88%	93,668	2003
	11.100780	11.066732	-0.31%	135,868	2002
	10.878760	11.100780	2.04%	86,869	2001
	10.415808	10.878760	4.44%	431,824	2000
	10.085474	10.415808	3.28%	54,496	1999
	10.000000	10.085474	0.85%	0	1998

GVIT Gartmore GVIT Nationwide Fund: Class I - Q/NQ	11.682001	12.363615	5.83%	32,576	2005
	10.806133	11.682001	8.11%	33,061	2004
	8.603482	10.806133	25.60%	34,413	2003
	10.568710	8.603482	-18.59%	39,500	2002
	12.169023	10.568710	-13.15%	39,070	2001
	12.620906	12.169023	-3.58%	145,298	2000
	11.981226	12.620906	5.34%	16,333	1999
	10.000000	11.981226	19.81%	0	1998*

GVIT Gartmore GVIT Nationwide Leaders Fund: Class III - Q/NQ	13.183976	14.324469	8.65%	98	2005
	11.269271	13.183976	16.99%	102	2004
	9.109258	11.269271	23.71%	100	2003
	10.000000	9.109258	-8.91%	12,700	2002*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III - Q/NQ	12.426323	13.708128	10.32%	13,819	2005
	11.219200	12.426323	10.76%	22,979	2004
	7.473837	11.219200	50.11%	31,556	2003
	10.000000	7.473837	-25.26%	781	2002*

GVIT Gartmore Worldwide Leaders Fund: Class I - Q/NQ	11.448092	13.457619	17.55%	373	2005
	10.048253	11.448092	13.93%	583	2004
	7.497562	10.048253	34.02%	604	2003
	10.202185	7.497562	-26.51%	1,512	2002
	12.758477	10.202185	-20.04%	1,257	2001
	14.771891	12.758477	-13.63%	6,307	2000
	12.199950	14.771891	21.08%	21	1999
	10.000000	12.199950	22.00%	0	1998*

GVIT Gartmore GVIT Worldwide Leaders Fund: Class III - Q/NQ	15.435931	18.145506	17.55%	183	2005
	13.548477	15.435931	13.93%	202	2004
	10.000000	13.548477	35.48%	200	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT International Value Fund: Class III - Q/NQ	16.314137	18.007172	10.38%	2,693	2005
	13.772107	16.314137	18.46%	2,284	2004
	10.000000	13.772107	37.72%	0	2003*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	20.288824	22.403405	10.42%	14,734	2005
	17.797782	20.288824	14.00%	16,493	2004
	13.418734	17.797782	32.63%	18,139	2003
	16.084876	13.418734	-16.58%	26,674	2002
	16.547367	16.084876	-2.79%	10,010	2001
	14.580726	16.547367	13.49%	49,069	2000
	12.241505	14.580726	19.11%	0	1999
	10.000000	12.241505	22.42%	0	1998*

GVIT GVIT Small Cap Growth Fund: Class I - Q/NQ	14.289660	15.214808	6.47%	12,156	2005
	12.791193	14.289660	11.71%	13,014	2004
	9.671672	12.791193	32.25%	13,322	2003
	14.718863	9.671672	-34.29%	11,968	2002
	16.761357	14.718863	-12.19%	6,537	2001
	20.297724	16.761357	-17.42%	47,091	2000
	10.000000	20.297724	102.98%	0	1999*

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	28.905822	29.348465	1.53%	33,232	2005
	25.018122	28.905822	15.54%	39,390	2004
	16.192394	25.018122	54.51%	41,387	2003
	22.570133	16.192394	-28.26%	34,290	2002
	17.864340	22.570133	26.34%	19,965	2001
	16.308373	17.864340	9.54%	43,277	2000
	12.951308	16.308373	25.92%	2,363	1999
	10.000000	12.951308	29.51%	0	1998*

GVIT GVIT Small Company Fund: Class I - Q/NQ	22.456273	24.845062	10.64%	22,823	2005
	19.154484	22.456273	17.24%	24,829	2004
	13.790055	19.154484	38.90%	29,334	2003
	16.934952	13.790055	-18.57%	30,992	2002
	18.430186	16.934952	-8.11%	22,580	2001
	17.180698	18.430186	7.27%	76,303	2000
	12.110854	17.180698	41.86%	6,045	1999
	10.000000	12.110854	21.11%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT J.P. Morgan GVIT Balanced Fund: Class I - Q/NQ	10.625505	10.732682	1.01%	16,301	2005
	9.943010	10.625505	6.86%	17,571	2004
	8.524600	9.943010	16.64%	33,583	2003
	9.869728	8.524600	-13.63%	37,581	2002
	10.403190	9.869728	-5.13%	13,204	2001
	10.597955	10.403190	-1.84%	67,511	2000
	10.666693	10.597955	-0.64%	786	1999
	10.000000	10.666693	6.67%	0	1998*

GVIT Van Kampen GVIT Comstock Value Fund: Class I - Q/NQ	11.624315	11.936752	2.69%	30,214	2005
	10.043723	11.624315	15.74%	21,791	2004
	7.757941	10.043723	29.46%	13,413	2003
	10.521790	7.757941	-26.27%	12,763	2002
	12.160926	10.521790	-13.48%	9,930	2001
	13.812331	12.160926	-11.96%	79,672	2000
	11.834345	13.812331	16.71%	3,648	1999
	10.000000	11.834345	18.34%	0	1998*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	13.382009	13.469205	0.65%	17,507	2005
	12.752538	13.382009	4.94%	8,912	2004
	11.547565	12.752538	10.43%	7,493	2003
	10.935239	11.547565	5.60%	3,912	2002
	10.656316	10.935239	2.62%	1,021	2001
	10.238786	10.656316	4.08%	80,072	2000
	10.235484	10.238786	0.03%	0	1999
	10.000000	10.235484	2.35%	0	1998*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	11.370133	12.231867	7.58%	3,207	2005
	10.000000	11.370133	13.70%	2,791	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.126209	7.901043	10.87%	49,771	2005
	6.132757	7.126209	16.20%	55,423	2004
	5.178331	6.132757	18.43%	61,411	2003
	6.253323	5.178331	-17.19%	64,157	2002
	8.122329	6.253323	-23.01%	58,131	2001
	10.000000	8.122329	-18.78%	471,241	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.332166	3.661446	9.88%	4,540	2005
	3.363865	3.332166	-0.94%	13,957	2004
	2.331479	3.363865	44.28%	18,403	2003
	4.007355	2.331479	-41.82%	20,558	2002
	6.491188	4.007355	-38.26%	29,765	2001
	10.000000	6.491188	-35.09%	575,886	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.196210	11.181353	9.66%	1,421	2005
	10.265717	10.196210	-0.68%	1,094	2004
	7.083279	10.265717	44.93%	1,269	2003
	10.000000	7.083279	-29.17%	540	2002*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	6.970674	9.059618	29.97%	13,894	2005
	5.962587	6.970674	16.91%	19,751	2004
	4.499478	5.962587	32.52%	25,083	2003
	6.152979	4.499478	-26.87%	31,482	2002
	8.158972	6.152979	-24.59%	44,316	2001
	10.000000	8.158972	-18.41%	325,621	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	11.978709	15.577572	30.04%	17,639	2005
	10.244286	11.978709	16.93%	16,018	2004
	7.729765	10.244286	32.53%	18,317	2003
	10.000000	7.729765	-22.70%	17,652	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.091268	15.395190	9.25%	0	2005
	12.178822	14.091268	15.70%	0	2004
	10.000000	12.178822	21.79%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	15.107957	16.130788	6.77%	16,978	2005
	13.243553	15.107957	14.08%	16,993	2004
	10.204085	13.243553	29.79%	17,164	2003
	14.084942	10.204085	-27.55%	32,582	2002
	14.519679	14.084942	-2.99%	16,369	2001
	14.574691	14.519679	-0.38%	15,118	2000
	12.874049	14.574691	13.21%	202	1999
	10.000000	12.874049	28.74%	0	1998*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.925486	9.918119	-0.07%	12,030	2005
	9.998725	9.925486	-0.73%	11,344	2004
	10.000000	9.998725	-0.01%	741	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	14.507227	16.253984	12.04%	23,699	2005
	12.663026	14.507227	14.56%	24,361	2004
	10.037926	12.663026	26.15%	25,961	2003
	14.422615	10.037926	-30.40%	21,286	2002
	19.433420	14.422615	-25.78%	19,213	2001
	21.318413	19.433420	-8.84%	105,006	2000
	14.063808	21.318413	51.58%	5,210	1999
	10.000000	14.063808	40.64%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	13.858698	16.115010	16.28%	11,229	2005
	11.825710	13.858698	17.19%	4,277	2004
	8.887227	11.825710	33.06%	4,953	2003
	11.894405	8.887227	-25.28%	3,725	2002
	12.428094	11.894405	-4.29%	1,004	2001
	12.528364	12.428094	-0.80%	5,829	2000
	11.846069	12.528364	5.76%	76	1999
	10.000000	11.846069	18.46%	0	1998*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.270076	11.862757	5.26%	0	2005
	10.000000	11.270076	12.70%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	15.291700	15.830998	3.53%	46,910	2005
	14.517548	15.291700	5.33%	59,150	2004
	11.255526	14.517548	28.98%	66,079	2003
	15.623539	11.255526	-27.96%	69,480	2002
	18.145209	15.623539	-13.90%	42,400	2001
	18.462618	18.145209	-1.72%	157,543	2000
	13.231670	18.462618	39.53%	10,834	1999
	10.000000	13.231670	32.32%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.440758	11.756121	12.60%	32,538	2005
	8.895100	10.440758	17.38%	34,234	2004
	6.314040	8.895100	40.88%	43,895	2003
	8.232600	6.314040	-23.30%	69,553	2002
	9.502715	8.232600	-13.37%	22,431	2001
	10.000000	9.502715	-4.97%	42,936	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	16.682960	18.789648	12.63%	24,243	2005
	14.209351	16.682960	17.41%	25,155	2004
	10.000000	14.209351	42.09%	10,283	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	12.649738	13.205210	4.39%	42,610	2005
	11.732516	12.649738	7.82%	42,795	2004
	9.399555	11.732516	24.82%	47,833	2003
	11.751920	9.399555	-20.02%	44,699	2002
	13.281403	11.751920	-11.52%	31,138	2001
	14.779520	13.281403	-10.14%	255,734	2000
	12.328212	14.779520	19.88%	5,051	1999
	10.000000	12.328212	23.28%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Mid Cap Fund/VA: Non-Service Shares - Q/NQ	14.644219	16.203447	10.65%	12,485	2005
	12.412379	14.644219	17.98%	13,581	2004
	10.033548	12.412379	23.71%	14,463	2003
	14.107081	10.033548	-28.88%	17,912	2002
	20.839650	14.107081	-32.31%	12,079	2001
	23.834283	20.839650	-12.56%	149,774	2000
	13.178533	23.834283	80.86%	1,127	1999
	10.000000	13.178533	31.79%	0	1998*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	25.356933	28.037652	10.57%	951	2005
	23.389566	25.356933	8.41%	2,737	2004
	18.570832	23.389566	25.95%	3,980	2003
	17.261739	18.570832	7.58%	1,498	2002
	15.918288	17.261739	8.44%	24	2001
	14.507420	15.918288	9.73%	5,880	2000
	11.383996	14.507420	27.44%	0	1999
	10.000000	11.383996	13.84%	0	1998*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	11.776394	12.884245	9.41%	0	2005
	10.184725	11.776394	15.63%	0	2004
	8.114795	10.184725	25.51%	0	2003
	10.000000	8.114795	-18.85%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	6.792239	7.866116	15.81%	2,543	2005
	5.670913	6.792239	19.77%	2,514	2004
	4.061066	5.670913	39.64%	762	2003
	5.989084	4.061066	-32.19%	817	2002
	8.602719	5.989084	-30.38%	479	2001
	10.000000	8.602719	-13.97%	8,705	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	24.025710	27.701981	15.30%	22,956	2005
	17.882880	24.025710	34.35%	23,132	2004
	13.202435	17.882880	35.45%	19,745	2003
	13.509845	13.202435	-2.28%	18,218	2002
	12.487759	13.509845	8.18%	6,309	2001
	12.021218	12.487759	3.88%	9,057	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	24.838435	32.295777	30.02%	1,585	2005
	20.030473	24.838435	24.00%	1,824	2004
	13.188423	20.030473	51.88%	3,580	2003
	13.789595	13.188423	-4.36%	3,362	2002
	14.259243	13.789595	-3.29%	1,588	2001
	24.900624	14.259243	-42.74%	10,086	2000
	12.621572	24.900624	97.29%	0	1999
	10.000000	12.621572	26.22%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	12.601515	16.368454	29.89%	984	2005
	10.000000	12.601515	26.02%	61	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	19.092790	28.525563	49.40%	1,420	2005
	15.602972	19.092790	22.37%	1,520	2004
	10.940542	15.602972	42.62%	2,347	2003
	11.431171	10.940542	-4.29%	8,599	2002
	12.959993	11.431171	-11.80%	0	2001
	11.809742	12.959993	9.74%	74	2000
	9.908503	11.809742	19.19%	296	1999
	10.000000	9.908503	-0.91%	0	1998*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	12.458870	18.607412	49.35%	512	2005
	10.000000	12.458870	24.59%	96	2004*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	10.467304	11.212563	7.12%	1,441	2005
	9.690056	10.467304	8.02%	1,975	2004
	7.288675	9.690056	32.95%	1,444	2003
	9.665888	7.288675	-24.59%	1,444	2002
	9.782879	9.665888	-1.20%	1,444	2001
	10.045034	9.782879	-2.61%	7,848	2000*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	10.505672	11.164518	6.27%	30,647	2005
	9.021800	10.505672	16.45%	42,783	2004
	6.685114	9.021800	34.95%	55,180	2003
	9.274332	6.685114	-27.92%	63,158	2002
	9.778601	9.274332	-5.16%	24,033	2001
	10.000000	9.778601	-2.21%	35,941	2000*

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Balanced Fund: Series I Shares - Q/NQ	9.918917	10.281983	3.66%	11,023	2005
	9.370373	9.918917	5.85%	11,883	2004
	8.179476	9.370373	14.56%	11,876	2003
	10.022125	8.179476	-18.39%	2,587	2002
	10.000000	10.022125	0.22%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Blue Chip Fund: Series I Shares - Q/NQ	9.225955	9.401167	1.90%	11,898	2005
	8.952785	9.225955	3.05%	11,962	2004
	7.266541	8.952785	23.21%	13,457	2003
	9.996253	7.266541	-27.31%	4,079	2002
	10.000000	9.996253	-0.04%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	10.266108	11.000544	7.15%	0	2005
	9.779716	10.266108	4.97%	0	2004
	7.669506	9.779716	27.51%	0	2003
	10.298840	7.669506	-25.53%	0	2002
	10.000000	10.298840	2.99%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	8.883687	9.240989	4.02%	19,780	2005
	8.531122	8.883687	4.13%	23,466	2004
	6.927821	8.531122	23.14%	25,719	2003
	10.090295	6.927821	-31.34%	24,782	2002
	10.000000	10.090295	0.90%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Stock Fund: Series I Shares - Q/NQ	10.857313	11.257364	3.68%	8,713	2005
	10.120540	10.857313	7.28%	10,955	2004
	8.262126	10.120540	22.49%	10,183	2003
	9.941509	8.262126	-16.89%	4,739	2002
	10.000000	9.941509	-0.58%	0	2001*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	12.681165	14.723563	16.11%	0	2005
	10.387244	12.681165	22.08%	0	2004
	8.174876	10.387244	27.06%	0	2003
	10.000000	8.174876	-18.25%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	12.968874	13.359736	3.01%	75,016	2005
	11.658279	12.968874	11.24%	80,097	2004
	9.154526	11.658279	27.35%	85,571	2003
	11.532853	9.154526	-20.62%	76,326	2002
	12.783396	11.532853	-9.78%	28,701	2001
	14.525483	12.783396	-11.99%	116,969	2000
	12.501318	14.525483	16.19%	0	1999
	10.000000	12.501318	25.01%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.079221	13.468827	11.50%	16,764	2005
	10.676053	12.079221	13.14%	18,333	2004
	8.709328	10.676053	22.58%	20,808	2003
	11.109924	8.709328	-21.61%	23,080	2002
	15.935027	11.109924	-30.28%	32,398	2001
	19.458849	15.935027	-18.11%	239,024	2000
	12.048368	19.458849	61.51%	0	1999
	10.000000	12.048368	20.48%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	11.153296	12.419484	11.35%	28,561	2005
	9.844280	11.153296	13.30%	30,200	2004
	8.030782	9.844280	22.58%	28,911	2003
	10.000000	8.030782	-19.69%	19,552	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.658021	10.720535	0.59%	4,948	2005
	9.781540	10.658021	8.96%	3,459	2004
	7.954778	9.781540	22.96%	13,357	2003
	10.000000	7.954778	-20.45%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	17.467591	18.063317	3.41%	170,271	2005
	15.518266	17.467591	12.56%	177,917	2004
	12.222795	15.518266	26.96%	181,023	2003
	14.208598	12.222795	-13.98%	149,797	2002
	12.793204	14.208598	11.06%	52,901	2001
	10.998104	12.793204	16.32%	69,378	2000
	11.267010	10.998104	-2.39%	3,076	1999
	10.000000	11.267010	12.67%	0	1998*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.642589	10.641817	-0.01%	17,990	2005
	10.216492	10.642589	4.17%	38	2004
	10.000000	10.216492	2.16%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	10.744113	11.293957	5.12%	9,025	2005
	9.751754	10.744113	10.18%	9,025	2004
	7.894129	9.751754	23.53%	26,213	2003
	10.182862	7.894129	-22.48%	38,090	2002
	10.000000	10.182862	1.83%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF	10.900314	11.472884	5.25%	41,011	2005
	9.782864	10.900314	11.42%	48,803	2004
	8.038186	9.782864	21.70%	56,741	2003
	10.160876	8.038186	-20.89%	34,368	2002
	10.000000	10.160876	1.61%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap Growth VIF	9.235753	9.264353	0.31%	14,618	2005
	8.881331	9.235753	3.99%	14,846	2004
	7.046459	8.881331	26.04%	18,729	2003
	10.294466	7.046459	-31.55%	15,225	2002
	10.000000	10.294466	2.94%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	12.804398	14.419388	12.61%	8,939	2005
	11.097745	12.804398	15.38%	11,115	2004
	8.254034	11.097745	34.45%	12,445	2003
	10.480321	8.254034	-21.24%	12,638	2002
	10.000000	10.480321	4.80%	0	2001*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	12.668677	14.486558	14.35%	0	2005
	10.906133	12.668677	16.16%	0	2004
	7.502227	10.906133	45.37%	0	2003
	11.573823	7.502227	-35.18%	0	2002
	16.475303	11.573823	-29.75%	0	2001
	20.643272	16.475303	-20.19%	0	2000
	12.824482	20.643272	60.97%	0	1999
	10.000000	12.824482	28.24%	0	1998*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	11.356540	13.130907	15.62%	0	2005
	10.053206	11.356540	12.96%	0	2004
	7.672436	10.053206	31.03%	0	2003
	9.730126	7.672436	-21.15%	0	2002
	12.717168	9.730126	-23.49%	0	2001
	17.430313	12.717168	-27.04%	0	2000
	11.538849	17.430313	51.06%	0	1999
	10.000000	11.538849	15.39%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	13.544372	14.420996	6.47%	0	2005
	12.355985	13.544372	9.62%	0	2004
	10.027117	12.355985	23.23%	0	2003
	13.243925	10.027117	-24.29%	0	2002
	13.327642	13.243925	-0.63%	0	2001
	12.428801	13.327642	7.23%	513	2000
	11.882597	12.428801	4.60%	0	1999
	10.000000	11.882597	18.83%	0	1998*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.363005	13.052374	5.58%	16,065	2005
	10.302820	12.363005	20.00%	9,345	2004
	7.595316	10.302820	35.65%	64,294	2003
	10.000000	7.595316	-24.05%	1,722	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	9.907140	10.106683	2.01%	16,348	2005
	9.474668	9.907140	4.56%	17,167	2004
	7.637651	9.474668	24.05%	16,937	2003
	10.918541	7.637651	-30.05%	23,018	2002
	14.325738	10.918541	-23.78%	21,548	2001
	16.354471	14.325738	-12.40%	139,848	2000
	12.770419	16.354471	28.07%	180	1999
	10.000000	12.770419	27.70%	0	1998*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	12.009933	12.379057	3.07%	174,638	2005
	11.025774	12.009933	8.93%	198,695	2004
	8.724586	11.025774	26.38%	225,318	2003
	11.414791	8.724586	-23.57%	186,707	2002
	13.204037	11.414791	-13.55%	100,197	2001
	14.782794	13.204037	-10.68%	628,916	2000
	12.450128	14.782794	18.74%	2,818	1999
	10.000000	12.450128	24.50%	0	1998*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	11.996198	12.327848	2.76%	55,714	2005
	11.599710	11.996198	3.42%	61,914	2004
	9.723715	11.599710	19.29%	62,978	2003
	11.859151	9.723715	-18.01%	46,815	2002
	13.283611	11.859151	-10.72%	18,042	2001
	13.580004	13.283611	-2.18%	76,644	2000
	12.375935	13.580004	9.73%	0	1999
	10.000000	12.375935	23.76%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	12.058079	12.560403	4.17%	4,434	2005
	11.000389	12.058079	9.62%	4,434	2004
	8.484609	11.000389	29.65%	3,696	2003
	10.656194	8.484609	-20.38%	0	2002
	10.000000	10.656194	6.56%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	13.764722	15.163301	10.16%	9,288	2005
	11.648919	13.764722	18.16%	9,288	2004
	8.677395	11.648919	34.24%	8,897	2003
	10.041976	8.677395	-13.59%	1,234	2002
	10.000000	10.041976	0.42%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.773711	12.739427	-0.27%	190,117	2005
	12.521545	12.773711	2.01%	210,271	2004
	12.154048	12.521545	3.02%	241,234	2003
	11.294237	12.154048	7.61%	187,171	2002
	10.621724	11.294237	6.33%	51,709	2001
	9.767363	10.621724	8.75%	130,194	2000
	10.000000	9.767363	-2.33%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Equity - Income Portfolio: Service Class - Q/NQ	14.123525	14.705887	4.12%	229,217	2005
	12.879796	14.123525	9.66%	234,343	2004
	10.046372	12.879796	28.20%	261,155	2003
	12.294512	10.046372	-18.29%	173,540	2002
	13.158890	12.294512	-6.57%	52,229	2001
	12.339995	13.158890	6.64%	217,555	2000
	11.796399	12.339995	4.61%	2,679	1999
	10.000000	11.796399	17.96%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	11.291830	11.748014	4.04%	75,321	2005
	11.107117	11.291830	1.66%	80,930	2004
	8.496503	11.107117	30.73%	88,111	2003
	12.364452	8.496503	-31.28%	82,785	2002
	15.266755	12.364452	-19.01%	61,485	2001
	17.435504	15.266755	-12.44%	640,594	2000
	12.899854	17.435504	35.16%	5,263	1999
	10.000000	12.899854	29.00%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.164065	10.259436	0.94%	58,981	2005
	9.431127	10.164065	7.77%	66,141	2004
	7.544684	9.431127	25.00%	86,834	2003
	7.395859	7.544684	2.01%	51,680	2002
	8.527425	7.395859	-13.27%	29,264	2001
	11.191773	8.527425	-23.81%	152,787	2000
	10.518622	11.191773	6.40%	0	1999
	10.000000	10.518622	5.19%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	13.011854	15.241215	17.13%	5,869	2005
	11.645888	13.011854	11.73%	7,251	2004
	8.260228	11.645888	40.99%	7,273	2003
	10.533247	8.260228	-21.58%	7,970	2002
	13.591466	10.533247	-22.50%	5,233	2001
	17.074312	13.591466	-20.40%	63,419	2000
	12.173522	17.074312	40.26%	0	1999
	10.000000	12.173522	21.74%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.160149	14.237947	17.09%	26,302	2005
	10.882746	12.160149	11.74%	29,390	2004
	7.716368	10.882746	41.03%	16,224	2003
	10.000000	7.716368	-22.84%	8,197	2002*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	15.839841	18.222498	15.04%	158,333	2005
	13.949406	15.839841	13.55%	144,384	2004
	11.038967	13.949406	26.37%	150,133	2003
	12.379644	11.038967	-10.83%	106,318	2002
	14.349605	12.379644	-13.73%	43,664	2001
	15.623458	14.349605	-8.15%	363,714	2000
	12.782661	15.623458	22.22%	0	1999
	10.000000	12.782661	27.83%	0	1998*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.384779	10.436937	0.50%	26,781	2005
	10.111553	10.384779	2.70%	8,856	2004
	10.000000	10.111553	1.12%	5,209	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	8.958732	9.601897	7.18%	16,313	2005
	8.499719	8.958732	5.40%	16,915	2004
	6.658420	8.499719	27.65%	18,338	2003
	8.661731	6.658420	-23.13%	19,282	2002
	10.283843	8.661731	-15.77%	19,010	2001
	12.611273	10.283843	-18.46%	125,746	2000
	12.295562	12.611273	2.57%	109	1999
	10.000000	12.295562	22.96%	0	1998*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	12.955237	13.080838	0.97%	11,200	2005
	11.544394	12.955237	12.22%	9,798	2004
	7.431305	11.544394	55.35%	2,765	2003
	10.000000	7.431305	-25.69%	64,476	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class I - Q/NQ	11.987900	13.039095	8.77%	0	2005
	10.243358	11.987900	17.03%	0	2004
	7.849352	10.243358	30.50%	0	2003
	10.000000	7.849352	-21.51%	0	2002*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	12.890147	12.992981	0.80%	56,497	2005
	11.892325	12.890147	8.39%	86,639	2004
	9.879176	11.892325	20.38%	86,973	2003
	9.721174	9.879176	1.63%	73,276	2002
	9.475563	9.721174	2.59%	22,330	2001
	10.492359	9.475563	-9.69%	47,369	2000
	10.328064	10.492359	1.59%	327	1999
	10.000000	10.328064	3.28%	0	1998*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.432214	4.32%	13,981	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class I - Q/NQ	13.076523	17.076429	30.59%	538	2005
	11.000440	13.076523	18.87%	542	2004
	6.760886	11.000440	62.71%	542	2003
	8.101230	6.760886	-16.54%	542	2002
	8.679512	8.101230	-6.66%	1,040	2001
	10.000000	8.679512	-13.20%	0	2000*

GVIT Gartmore GVIT Emerging Markets Fund: Class III - Q/NQ	14.490577	18.925563	30.61%	13,970	2005
	12.188660	14.490577	18.89%	10,147	2004
	7.493172	12.188660	62.66%	3,899	2003
	10.000000	7.493172	-25.07%	2,299	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Financial Services Fund: Class III - Q/NQ	14.601183	15.981399	9.45%	5,140	2005
	12.244135	14.601183	19.25%	5,270	2004
	8.791707	12.244135	39.27%	5,062	2003
	10.000000	8.791707	-12.08%	359	2002*

GVIT Gartmore GVIT Global Health Sciences Fund: Class III - Q/NQ	12.034828	12.846932	6.75%	10,383	2005
	11.335187	12.034828	6.17%	10,156	2004
	8.418014	11.335187	34.65%	10,037	2003
	10.000000	8.418014	-15.82%	1,476	2002*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class I - Q/NQ	2.988221	2.926827	-2.05%	3,898	2005
	2.909762	2.988221	2.70%	9,940	2004
	1.903920	2.909762	52.83%	10,201	2003
	3.379992	1.903920	-43.67%	11,220	2002
	5.994889	3.379992	-43.62%	22,181	2001
	10.000000	5.994889	-40.05%	13,012	2000*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class III - Q/NQ	11.159534	10.930693	-2.05%	3,023	2005
	10.870138	11.159534	2.66%	2,572	2004
	7.114557	10.870138	52.79%	2,432	2003
	10.000000	7.114557	-28.85%	2,229	2002*

GVIT Gartmore GVIT Global Utilities Fund: Class III - Q/NQ	12.373818	12.971798	4.83%	4,362	2005
	9.672009	12.373818	27.93%	4,625	2004
	7.911840	9.672009	22.25%	3,026	2003
	10.000000	7.911840	-20.88%	630	2002*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	12.347500	12.553370	1.67%	251,526	2005
	12.145681	12.347500	1.66%	258,630	2004
	12.094979	12.145681	0.42%	354,824	2003
	11.069522	12.094979	9.26%	389,499	2002
	10.484119	11.069522	5.58%	117,106	2001
	9.461864	10.484119	10.80%	185,774	2000
	9.841878	9.461864	-3.36%	565	1999
	10.000000	9.871878	-1.58%	0	1998*

GVIT Gartmore GVIT Growth Fund: Class I - Q/NQ	6.373790	6.683217	4.85%	37,999	2005
	5.985870	6.373790	6.48%	36,395	2004
	4.580410	5.985870	30.68%	18,660	2003
	6.527385	4.580410	-29.83%	15,286	2002
	9.226923	6.527385	-29.26%	4,765	2001
	12.756184	9.226923	-27.67%	47,829	2000
	12.425504	12.756184	2.66%	1,047	1999
	10.000000	12.425504	24.26%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT International Growth Fund: Class III - Q/NQ	11.630897	14.906551	28.16%	10,356	2005
	10.331173	11.630897	12.58%	2,046	2004
	7.753975	10.331173	33.24%	644	2003
	10.000000	7.753975	-22.46%	57	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.841616	11.027002	1.71%	61,520	2005
	10.522733	10.841616	3.03%	54,500	2004
	9.905214	10.522733	6.23%	76,050	2003
	10.000000	9.905214	-0.95%	34,497	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.222329	11.544509	2.87%	182,478	2005
	10.637462	11.222329	5.50%	177,728	2004
	9.503076	10.637462	11.94%	165,342	2003
	10.000000	9.503076	-4.97%	40,829	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.481376	11.908017	3.72%	361,037	2005
	10.646835	11.481376	7.84%	387,294	2004
	9.008104	10.646835	18.19%	413,056	2003
	10.000000	9.008104	-9.92%	144,365	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.780866	12.419064	5.42%	395,394	2005
	10.675348	11.780866	10.36%	409,197	2004
	8.562027	10.675348	24.68%	268,923	2003
	10.000000	8.562027	-14.38%	134,776	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.967058	12.716604	6.26%	35,649	2005
	10.660201	11.967058	12.26%	36,463	2004
	8.211169	10.660201	29.83%	31,537	2003
	10.000000	8.211169	-17.89%	6,756	2002*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class I - Q/NQ	12.779539	13.807782	8.05%	26,915	2005
	11.254504	12.779539	13.55%	29,026	2004
	8.157459	11.254504	37.97%	26,740	2003
	13.155873	8.157459	-37.99%	19,708	2002
	19.177019	13.155873	-31.40%	8,110	2001
	23.017640	19.177019	-16.69%	117,300	2000
	12.654379	23.017640	81.89%	69	1999
	10.000000	12.654379	26.54%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	10.857538	10.974911	1.08%	115,427	2005
	10.939717	10.857538	-0.75%	190,644	2004
	11.042864	10.939717	-0.93%	140,277	2003
	11.082465	11.042864	-0.36%	208,557	2002
	10.866357	11.082465	1.99%	130,217	2001
	10.409189	10.866357	4.39%	472,321	2000
	10.084183	10.409189	3.22%	0	1999
	10.000000	10.084183	0.84%	0	1998

GVIT Gartmore GVIT Nationwide Fund: Class I - Q/NQ	11.644990	12.318206	5.78%	39,919	2005
	10.777358	11.644990	8.05%	46,463	2004
	8.584915	10.777358	25.54%	52,343	2003
	10.551259	8.584915	-18.64%	44,142	2002
	12.155152	10.551259	-13.20%	25,911	2001
	12.612898	12.155152	-3.63%	195,061	2000
	11.979709	12.612898	5.29%	4,296	1999
	10.000000	11.979709	19.80%	0	1998*

GVIT Gartmore GVIT Nationwide Leaders Fund: Class III - Q/NQ	13.164368	14.295917	8.60%	8,054	2005
	11.258218	13.164368	16.93%	7,264	2004
	9.104949	11.258218	23.65%	7,175	2003
	10.000000	9.104949	-8.95%	1,477	2002*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III - Q/NQ	12.407830	13.680809	10.26%	8,766	2005
	11.208181	12.407830	10.70%	7,053	2004
	7.470286	11.208181	50.04%	20,874	2003
	10.000000	7.470286	-25.30%	1,831	2002*

GVIT Gartmore Worldwide Leaders Fund: Class I - Q/NQ	11.411811	13.408175	17.49%	1,177	2005
	10.021510	11.411811	13.87%	1,177	2004
	7.481395	10.021510	33.95%	1,177	2003
	10.185366	7.481395	-26.55%	2,584	2002
	12.743972	10.185366	-20.08%	854	2001
	14.762540	12.743972	-13.67%	21,939	2000
	12.198407	14.762540	21.02%	0	1999
	10.000000	12.198407	21.98%	0	1998*

GVIT Gartmore GVIT Worldwide Leaders Fund: Class III - Q/NQ	15.422868	18.120974	17.49%	14	2005
	13.543884	15.422868	13.87%	799	2004
	10.000000	13.543884	35.44%	1,573	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT International Value Fund: Class III - Q/NQ	16.300341	17.982850	10.32%	12,951	2005
	13.767448	16.300341	18.40%	8,430	2004
	10.000000	13.767448	37.67%	0	2003*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	20.224594	22.321192	10.37%	78,705	2005
	17.750446	20.224594	13.94%	88,080	2004
	13.389824	17.750446	32.57%	90,893	2003
	16.058378	13.389824	-16.62%	67,019	2002
	16.528554	16.058378	-2.84%	21,569	2001
	14.571500	16.528554	13.43%	65,021	2000
	12.239965	14.571500	19.05%	2,028	1999
	10.000000	12.239965	22.40%	0	1998*

GVIT GVIT Small Cap Growth Fund: Class I - Q/NQ	14.248614	15.163424	6.42%	28,962	2005
	12.760922	14.248614	11.66%	34,536	2004
	9.653687	12.760922	32.19%	41,820	2003
	14.698966	9.653687	-34.32%	40,018	2002
	16.747262	14.698966	-12.23%	20,426	2001
	20.290923	16.747262	-17.46%	99,842	2000
	10.000000	20.290923	102.91%	0	1999*

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	28.814275	29.240705	1.48%	48,830	2005
	24.951544	28.814275	15.48%	76,487	2004
	16.157486	24.951544	54.43%	60,341	2003
	22.532936	16.157486	-28.29%	56,128	2002
	17.844017	22.532936	26.28%	18,876	2001
	16.298055	17.844017	9.49%	44,629	2000
	12.949678	16.298055	25.86%	0	1999
	10.000000	12.949678	29.50%	0	1998*

GVIT GVIT Small Company Fund: Class I - Q/NQ	22.385127	24.753824	10.58%	64,464	2005
	19.103495	22.385127	17.18%	70,814	2004
	13.760315	19.103495	38.83%	63,469	2003
	16.907018	13.760315	-18.61%	59,429	2002
	18.409209	16.907018	-8.16%	30,953	2001
	17.169820	18.409209	7.22%	180,837	2000
	17.169820	17.169820	41.79%	0	1999
	10.000000	12.109325	21.09%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT J.P. Morgan GVIT Balanced Fund: Class I - Q/NQ	10.591841	10.693268	0.96%	80,246	2005
	9.916530	10.591841	6.81%	78,769	2004
	8.506213	9.916530	16.58%	95,903	2003
	9.853445	8.506213	-13.67%	79,559	2002
	10.391332	9.853445	-5.18%	24,071	2001
	10.591234	10.391332	-1.89%	107,502	2000
	10.665345	10.591234	-0.69%	0	1999
	10.000000	10.665345	6.65%	0	1998*

GVIT Van Kampen GVIT Comstock Value Fund: Class I - Q/NQ	11.587479	11.892899	2.64%	47,177	2005
	10.016970	11.587479	15.68%	39,901	2004
	7.741201	10.016970	29.40%	28,077	2003
	10.504440	7.741201	-26.31%	21,255	2002
	12.147081	10.504440	-13.52%	9,144	2001
	13.803577	12.147081	-12.00%	93,946	2000
	11.832846	13.803577	16.65%	0	1999
	10.000000	11.832846	18.33%	0	1998*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	13.339610	13.419727	0.60%	32,831	2005
	12.718597	13.339610	4.88%	33,076	2004
	11.522667	12.718597	10.38%	48,160	2003
	10.917216	11.522667	5.55%	22,842	2002
	10.644186	10.917216	2.57%	6,240	2001
	10.232296	10.644186	4.03%	45,904	2000
	10.234182	10.232296	-0.02%	0	1999
	10.000000	10.234182	2.34%	0	1998*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	11.366319	12.221585	7.52%	21,060	2005
	10.000000	11.366319	13.66%	7,787	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.108411	7.877344	10.82%	79,725	2005
	6.120554	7.108411	16.14%	93,789	2004
	5.170642	6.120554	18.37%	103,643	2003
	6.247210	5.170642	-17.23%	115,811	2002
	8.118530	6.247210	-23.05%	91,371	2001
	10.000000	8.118530	-18.81%	864,147	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.323846	3.650452	9.83%	8,424	2005
	3.357170	3.323846	-0.99%	8,798	2004
	2.328014	3.357170	44.21%	11,384	2003
	4.003432	2.328014	-41.85%	15,294	2002
	6.488148	4.003432	-38.30%	25,926	2001
	10.000000	6.488148	-35.12%	924,135	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.182376	11.160543	9.61%	3,797	2005
	10.257004	10.182376	-0.73%	5,318	2004
	7.080856	10.257004	44.86%	5,674	2003
	10.000000	7.080856	-29.19%	4,212	2002*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	6.953235	9.032380	29.90%	18,854	2005
	5.950696	6.953235	16.85%	21,616	2004
	4.492787	5.950696	32.45%	31,283	2003
	6.146956	4.492787	-26.91%	45,369	2002
	8.155155	6.146956	-24.62%	55,044	2001
	10.000000	8.155155	-18.45%	434,238	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	11.962481	15.548617	29.98%	17,307	2005
	10.235608	11.962481	16.87%	21,665	2004
	7.727134	10.235608	32.46%	24,354	2003
	10.000000	7.727134	-22.73%	15,995	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.079355	15.374397	9.20%	840	2005
	12.174698	14.079355	15.64%	618	2004
	10.000000	12.174698	21.75%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	15.060109	16.071562	6.72%	22,846	2005
	13.208305	15.060109	14.02%	29,471	2004
	10.182084	13.208305	29.72%	34,696	2003
	14.061726	10.182084	-27.59%	33,456	2002
	14.503162	14.061726	-3.04%	22,609	2001
	14.565469	14.503162	-0.43%	33,640	2000
	12.872425	14.565469	13.15%	0	1999
	10.000000	12.872425	28.72%	0	1998*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.917071	9.904696	-0.12%	4,441	2005
	9.995324	9.917071	-0.78%	10,728	2004
	10.000000	9.995324	-0.05%	2,744	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	14.461252	16.194277	11.98%	23,785	2005
	12.629313	14.461252	14.51%	26,255	2004
	10.016277	12.629313	26.09%	25,387	2003
	14.398827	10.016277	-30.44%	22,416	2002
	19.411326	14.398827	-25.82%	14,841	2001
	21.304943	19.411326	-8.89%	208,480	2000
	14.062035	21.304943	51.51%	1,708	1999
	10.000000	14.062035	40.62%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	13.814765	16.055808	16.22%	32,790	2005
	11.794211	13.814765	17.13%	13,998	2004
	8.868057	11.794211	33.00%	12,774	2003
	11.874797	8.868057	-25.32%	12,495	2002
	12.413955	11.874797	-4.34%	6,243	2001
	12.520433	12.413955	-0.85%	37,502	2000
	11.844579	12.520433	5.71%	293	1999
	10.000000	11.844579	18.45%	0	1998*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.266289	11.852772	5.21%	286	2005
	10.000000	11.266289	12.66%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	15.243243	15.772843	3.47%	133,469	2005
	14.478903	15.243243	5.28%	158,703	2004
	11.231257	14.478903	28.92%	169,320	2003
	15.597781	11.231257	-27.99%	148,182	2002
	18.124562	15.597781	-13.94%	58,354	2001
	18.450922	18.124562	-1.77%	260,506	2000
	13.230001	18.450922	39.46%	0	1999
	10.000000	13.230001	32.30%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.416023	11.722343	12.54%	91,485	2005
	8.878533	10.416023	17.32%	98,458	2004
	6.305481	8.878533	40.81%	137,512	2003
	8.225627	6.305481	-23.34%	140,510	2002
	9.499528	8.225627	-13.41%	56,659	2001
	10.000000	9.499528	-5.00%	41,425	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	16.668829	18.764224	12.57%	65,511	2005
	14.204530	16.668829	17.35%	50,711	2004
	10.000000	14.204530	42.05%	34,592	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	12.609661	13.156712	4.34%	109,660	2005
	11.701284	12.609661	7.76%	122,900	2004
	9.379287	11.701284	24.76%	130,087	2003
	11.732552	9.379287	-20.06%	117,868	2002
	13.266293	11.732552	-11.56%	35,242	2001
	17.770155	13.266293	-10.18%	244,548	2000
	12.326652	17.770155	19.82%	0	1999
	10.000000	12.326652	23.27%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Mid Cap Fund/VA: Non-Service Shares - Q/NQ	14.597814	16.143935	10.59%	26,199	2005
	12.379330	14.597814	17.92%	33,110	2004
	10.011907	12.379330	23.65%	36,889	2003
	14.083811	10.011907	-28.91%	36,267	2002
	20.815942	14.083811	-32.34%	33,746	2001
	23.819210	20.815942	-12.61%	206,899	2000
	13.176875	23.819210	80.77%	0	1999
	10.000000	13.176875	31.77%	0	1998*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	25.276707	27.934804	10.52%	3,716	2005
	23.327390	25.276707	8.36%	3,889	2004
	18.530862	23.327390	25.88%	9,268	2003
	17.233321	18.530862	7.53%	2,227	2002
	15.900192	17.233321	8.38%	491	2001
	14.498248	15.900192	9.67%	6,106	2000
	11.382564	14.498248	27.37%	0	1999
	10.000000	11.382564	13.83%	0	1998*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	11.760447	12.860293	9.35%	0	2005
	10.176086	11.760447	15.57%	0	2004
	8.112030	10.176086	25.44%	0	2003
	10.000000	8.112030	-18.88%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	6.776155	7.843520	15.75%	6,874	2005
	5.660359	6.776155	19.71%	6,733	2004
	4.055570	5.660359	39.57%	6,644	2003
	5.984011	4.055570	-32.23%	5,952	2002
	8.599825	5.984011	-30.42%	3,425	2001
	10.000000	8.599825	-14.00%	1,926	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	23.949574	27.600208	15.24%	55,519	2005
	17.835262	23.949574	34.28%	50,146	2004
	13.173972	17.835262	35.38%	63,971	2003
	13.487571	13.173972	-2.33%	41,457	2002
	12.473542	13.487571	8.13%	12,553	2001
	12.009181	12.473542	3.87%	2,040	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	24.759748	32.177181	29.96%	1,881	2005
	19.977155	24.759748	23.94%	1,887	2004
	13.159985	19.977155	51.80%	2,742	2003
	13.766864	13.159985	-4.41%	2,895	2002
	14.243025	13.766864	-3.34%	2,430	2001
	24.884920	14.243025	-42.76%	17,622	2000
	12.619986	24.884920	97.19%	0	1999
	10.000000	12.619986	26.20%	0	1998*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	12.597286	16.354684	29.83%	2,947	2005
	10.000000	12.597286	25.97%	2,272	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	19.032313	28.420842	49.33%	957	2005
	15.561436	19.032313	22.30%	3,934	2004
	10.916950	15.561436	42.54%	4,172	2003
	11.412316	10.916950	-4.34%	4,624	2002
	12.945227	11.412316	-11.84%	3,279	2001
	11.802251	12.945227	9.68%	2,695	2000
	9.907247	11.802251	19.13%	0	1999
	10.000000	9.907247	-0.93%	0	1998*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	12.454684	18.591770	49.28%	6,606	2005
	10.000000	12.454684	24.55%	5,518	2004*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	10.438181	11.175709	7.07%	1,057	2005
	9.668003	10.438181	7.97%	5,677	2004
	7.275772	9.668003	32.88%	5,677	2003
	9.653677	7.275772	-24.63%	5,677	2002
	9.775505	9.653677	-1.25%	5,205	2001
	10.042508	9.775505	-2.66%	9,949	2000*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	10.480821	11.132470	6.22%	104,081	2005
	9.005020	10.480821	16.39%	111,475	2004
	6.676060	9.005020	34.89%	110,457	2003
	9.266486	6.676060	-27.95%	93,248	2002
	9.775318	9.266486	-5.21%	37,689	2001
	10.000000	9.775318	-2.25%	38,021	2000*

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Balanced Fund: Series I Shares - Q/NQ	9.903173	10.260458	3.61%	0	2005
	9.360253	9.903173	5.80%	0	2004
	8.174790	9.360253	14.50%	0	2003
	10.021494	8.174790	-18.43%	0	2002
	10.000000	10.021494	0.21%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Blue Chip Fund: Series I Shares - Q/NQ	9.211330	9.381517	1.85%	0	2005
	8.943132	9.211330	3.00%	0	2004
	7.262391	8.943132	23.14%	0	2003
	9.995625	7.262391	-27.34%	0	2002
	10.000000	9.995625	-0.04%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	10.249834	10.977551	7.10%	1,364	2005
	9.769188	10.249834	4.92%	1,364	2004
	7.665130	9.769188	27.45%	1,364	2003
	10.298199	7.665130	-25.57%	0	2002
	10.000000	10.298199	2.98%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	8.869569	9.221631	3.97%	0	2005
	8.521900	8.869569	4.08%	0	2004
	6.923853	8.521900	23.08%	0	2003
	10.089663	6.923853	-31.38%	0	2002
	10.000000	10.089663	0.90%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Stock Fund: Series I Shares - Q/NQ	10.840107	11.233835	3.63%	0	2005
	10.109633	10.840107	7.23%	0	2004
	8.257404	10.109633	22.43%	0	2003
	9.940886	8.257404	-16.93%	0	2002
	10.000000	9.940886	-0.59%	0	2001*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	12.663998	14.696197	16.05%	0	2005
	10.378445	12.663998	22.02%	0	2004
	8.172087	10.378445	27.00%	0	2003
	10.000000	8.172087	-18.28%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	12.927802	13.310693	2.96%	67,023	2005
	11.627252	12.927802	11.19%	64,500	2004
	9.134791	11.627252	27.29%	65,723	2003
	11.513844	9.134791	-20.66%	38,437	2002
	12.768846	11.513844	-9.83%	8,195	2001
	14.516288	12.768846	-12.04%	131,827	2000
	12.499739	14.516288	16.13%	0	1999
	10.000000	12.499739	25.00%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.040921	13.419312	11.45%	5,579	2005
	10.647602	12.040921	13.09%	5,732	2004
	8.690538	10.647602	22.52%	8,567	2003
	11.091611	8.690538	-21.65%	11,390	2002
	15.916904	11.091611	-30.32%	8,176	2001
	19.446544	15.916904	-18.15%	79,650	2000
	12.046847	19.446544	61.42%	15	1999
	10.000000	12.046847	20.47%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	11.138173	12.396360	11.30%	38,009	2005
	9.835934	11.138173	13.24%	32,973	2004
	8.028048	9.835934	22.52%	35,893	2003
	10.000000	8.028048	-19.72%	21,902	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.643580	10.700584	0.54%	8,368	2005
	9.773254	10.643580	8.91%	3,707	2004
	7.952075	9.773254	22.90%	2,407	2003
	10.000000	7.952075	-20.48%	1,949	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	17.412261	17.996978	3.36%	182,329	2005
	15.476950	17.412261	12.50%	190,443	2004
	12.196439	15.476950	26.90%	190,857	2003
	14.185172	12.196439	-14.02%	123,246	2002
	12.778642	14.185172	11.01%	37,753	2001
	10.991130	12.778642	16.26%	20,422	2000
	11.265587	10.991130	-2.44%	0	1999
	10.000000	11.265587	12.66%	0	1998*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.633557	10.627401	-0.06%	37,657	2005
	10.213008	10.633557	4.12%	35,856	2004
	10.000000	10.213008	2.13%	34,349	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	10.727103	11.270356	5.06%	22,446	2005
	9.741250	10.727103	10.12%	22,552	2004
	7.889625	9.741250	23.47%	11,216	2003
	10.182226	7.889625	-22.52%	8,278	2002
	10.000000	10.182226	1.82%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF	10.883015	11.448880	5.20%	13,123	2005
	9.772302	10.883015	11.37%	13,943	2004
	8.033595	9.772302	21.64%	8,619	2003
	10.160238	8.033595	-20.93%	0	2002
	10.000000	10.160238	1.60%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap Growth VIF	9.221094	9.244974	0.26%	16,317	2005
	8.871736	9.221094	3.94%	16,317	2004
	7.042420	8.717736	25.98%	5,532	2003
	10.293819	7.042420	-31.59%	0	2002
	10.000000	10.293819	2.94%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	12.784105	14.389254	12.56%	19,024	2005
	11.085788	12.784105	15.32%	19,381	2004
	8.249323	11.085788	34.38%	4,312	2003
	10.479668	8.249323	-21.28%	0	2002
	10.000000	10.479668	4.80%	0	2001*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	12.628537	14.433354	14.29%	0	2005
	10.877095	12.628537	16.10%	0	2004
	7.486045	10.877095	45.30%	0	2003
	11.554752	7.486045	-35.21%	0	2002
	16.456572	11.554752	-29.79%	0	2001
	20.630231	16.456572	-20.23%	0	2000
	12.822867	20.630231	60.89%	0	1999
	10.000000	12.822867	28.23%	0	1998*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	11.320526	13.082639	15.57%	164	2005
	10.026413	11.320526	12.91%	199	2004
	7.655883	10.026413	30.96%	199	2003
	9.714079	7.655883	-21.19%	199	2002
	12.702702	9.714079	-23.53%	199	2001
	17.419297	12.702702	-27.08%	199	2000
	11.537392	17.419297	50.98%	78	1999
	10.000000	11.537392	15.37%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	13.501434	14.367990	6.42%	0	2005
	12.323079	13.501434	9.56%	0	2004
	10.005487	12.323079	23.16%	0	2003
	13.222072	10.005487	-24.33%	0	2002
	13.312463	13.222072	-0.68%	0	2001
	12.420923	13.312463	7.18%	3,507	2000
	11.881095	12.420923	4.54%	0	1999
	10.000000	11.881095	18.81%	0	1998*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.346278	13.028113	5.52%	38,949	2005
	10.294104	12.346278	19.94%	46,939	2004
	7.592743	10.294104	35.58%	66,286	2003
	10.000000	7.592743	-24.07%	5,929	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	9.875708	10.069512	1.96%	14,803	2005
	9.449413	9.875708	4.51%	15,490	2004
	7.621164	9.449413	23.99%	14,355	2003
	10.900528	7.621164	-30.08%	11,664	2002
	14.309420	10.900528	-23.82%	10,023	2001
	16.344103	14.309420	-12.45%	119,910	2000
	12.768801	16.344103	28.00%	160	1999
	10.000000	12.768801	27.69%	0	1998*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.971890	12.333598	3.02%	261,616	2005
	10.996431	11.971890	8.87%	308,795	2004
	8.705780	10.996431	26.31%	336,359	2003
	11.395964	8.705780	-23.61%	270,417	2002
	13.188992	11.395964	-13.59%	67,222	2001
	14.773416	13.188992	-10.72%	318,672	2000
	12.448554	14.773416	18.68%	1,231	1999
	10.000000	12.448554	24.49%	0	1998*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	11.958170	12.282546	2.71%	49,874	2005
	11.568814	11.958170	3.37%	53,925	2004
	9.702740	11.568814	19.23%	63,447	2003
	11.839596	9.702740	-18.05%	33,498	2002
	13.268495	11.839596	-10.77%	11,366	2001
	13.571399	13.268495	-2.23%	16,219	2000
	12.374369	13.571399	9.67%	0	1999
	10.000000	12.374369	23.74%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	12.038945	12.534115	4.11%	0	2005
	10.988516	12.038945	9.56%	0	2004
	8.479755	10.988516	29.59%	0	2003
	10.655525	8.479755	-20.42%	0	2002
	10.000000	10.655525	6.56%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	13.742912	15.131612	10.10%	0	2005
	11.636363	13.742912	18.10%	0	2004
	8.672444	11.636363	34.18%	0	2003
	10.041345	8.672444	-13.63%	0	2002
	10.000000	10.041345	0.41%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.737045	12.696417	-0.32%	179,756	2005
	12.491949	12.737045	1.96%	210,160	2004
	12.131471	12.491949	2.97%	274,084	2003
	11.278978	12.131471	7.56%	115,266	2002
	10.612780	11.278978	6.28%	31,371	2001
	9.764075	10.612780	8.69%	54,490	2000
	10.000000	9.764075	-2.36%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Equity - Income Portfolio: Service Class - Q/NQ	14.078719	14.651799	4.07%	233,166	2005
	12.845461	14.078719	9.60%	273,927	2004
	10.024679	12.845461	28.14%	264,306	2003
	12.274215	10.024679	-18.33%	134,348	2002
	13.143893	12.274215	-6.62%	35,930	2001
	12.332164	13.143893	6.58%	141,876	2000
	11.794908	12.332164	4.55%	0	1999
	10.000000	11.794908	17.95%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	11.256004	11.704811	3.99%	114,322	2005
	11.077503	11.256004	1.61%	126,140	2004
	8.478157	11.077503	30.66%	141,193	2003
	12.344049	8.478157	-31.32%	98,327	2002
	15.249368	12.344049	-19.05%	28,846	2001
	17.424460	15.249368	-12.48%	275,368	2000
	12.898222	17.424460	35.09%	1,135	1999
	10.000000	12.898222	28.98%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.131831	10.221727	0.89%	68,491	2005
	9.406006	10.131831	7.72%	69,805	2004
	7.528392	9.406006	24.94%	83,132	2003
	7.383653	7.528392	1.96%	47,729	2002
	8.517712	7.383653	-13.31%	9,500	2001
	11.184683	8.517712	-23.84%	47,853	2000
	10.517295	11.184683	6.35%	0	1999
	10.000000	10.517295	5.17%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	12.970635	15.185240	17.07%	2,964	2005
	11.614887	12.970635	11.67%	2,964	2004
	8.242406	11.614887	40.92%	2,964	2003
	10.515875	8.242406	-21.62%	3,206	2002
	13.576001	10.515875	-22.54%	2,147	2001
	17.063506	13.576001	-20.44%	44,427	2000
	12.171984	17.063506	40.19%	0	1999
	10.000000	12.171984	21.72%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.143653	14.211442	17.03%	21,625	2005
	10.873513	12.143653	11.68%	21,764	2004
	7.713742	10.873513	40.96%	21,959	2003
	10.000000	7.713742	-22.86%	9,925	2002*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	15.789650	18.155558	14.98%	182,053	2005
	13.912260	15.789650	13.49%	167,726	2004
	11.015156	13.912260	26.30%	163,997	2003
	12.359225	11.015156	-10.88%	94,883	2002
	14.333260	12.359225	-13.77%	16,938	2001
	15.613554	14.333260	-8.20%	143,700	2000
	12.781050	15.613554	22.16%	0	1999
	10.000000	12.781050	27.81%	0	1998*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.375977	10.422813	0.45%	45,897	2005
	10.108120	10.375977	2.65%	42,299	2004
	10.000000	10.108120	1.08%	9,174	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	8.930329	9.566623	7.13%	3,100	2005
	8.477086	8.930329	5.35%	2,643	2004
	6.644054	8.477086	27.59%	3,462	2003
	8.647434	6.644054	-23.17%	3,636	2002
	10.272119	8.647434	-15.82%	4,249	2001
	12.603267	10.272119	18.50%	38,797	2000
	12.294002	12.603267	2.52%	0	1999
	10.000000	12.294002	22.94%	0	1998*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	12.937705	13.056524	0.92%	28,626	2005
	11.534626	12.937705	12.16%	34,268	2004
	7.428775	11.534626	55.27%	33,509	2003
	10.000000	7.428775	-25.71%	29,606	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class I - Q/NQ	11.971670	13.014844	8.71%	0	2005
	10.234685	11.971670	16.97%	0	2004
	7.846679	10.234685	30.43%	0	2003
	10.000000	7.846679	-21.53%	0	2002*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	12.849293	12.945246	0.75%	43,707	2005
	11.860661	12.849293	8.34%	49,984	2004
	9.857878	11.860661	20.32%	55,738	2003
	9.705141	9.857878	1.57%	25,466	2002
	9.464778	9.705141	2.54%	4,503	2001
	10.485712	9.464778	-9.74%	33,820	2000
	10.326759	10.485712	1.54%	131	1999
	10.000000	10.326759	6.27%	0	1998*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.428702	4.29%	11,555	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class I - Q/NQ	13.048349	17.031036	30.52%	128	2005
	10.982304	13.048349	18.81%	128	2004
	6.753156	10.982304	62.62%	128	2003
	8.096093	6.753156	-16.59%	128	2002
	8.678451	8.096093	-6.71%	0	2001
	10.000000	8.678451	-13.22%	0	2000*

GVIT Gartmore GVIT Emerging Markets Fund: Class III - Q/NQ	14.470955	18.890385	30.54%	38,155	2005
	12.178340	14.470955	18.83%	19,493	2004
	7.490620	12.178340	62.58%	13,296	2003
	10.000000	7.490620	-25.09%	1,192	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Financial Services Fund: Class III - Q/NQ	14.579459	15.949554	9.40%	9,264	2005
	12.232126	14.579459	19.19%	7,257	2004
	8.787543	12.232126	39.20%	7,398	2003
	10.000000	8.787543	-12.12%	10,495	2002*

GVIT Gartmore GVIT Global Health Sciences Fund: Class III - Q/NQ	12.016920	12.821314	6.69%	15,934	2005
	11.324074	12.016920	6.12%	17,962	2004
	8.414030	11.324074	34.59%	12,065	2003
	10.000000	8.414030	-15.86%	11,407	2002*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class I - Q/NQ	2.981754	2.919009	-2.10%	1,376	2005
	2.904946	2.981754	2.64%	1,376	2004
	1.901728	2.904946	52.75%	1,376	2003
	3.377839	1.901728	-43.70%	1,376	2002
	5.994151	3.377839	-43.65%	3,966	2001
	10.000000	5.994151	-40.06%	2,842	2000*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class III - Q/NQ	11.144408	10.910353	-2.10%	15,995	2005
	10.860924	11.144408	2.61%	15,766	2004
	7.112126	10.860924	52.71%	12,103	2003
	10.000000	7.112126	-28.88%	271	2002*

GVIT Gartmore GVIT Global Utilities Fund: Class III - Q/NQ	12.355390	12.945937	4.78%	8,859	2005
	9.662506	12.355390	27.87%	8,096	2004
	7.908084	9.662506	22.19%	5,582	2003
	10.000000	7.908084	-20.92%	3,142	2002*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	12.308376	12.507261	1.62%	186,474	2005
	12.113343	12.308376	1.61%	199,140	2004
	12.068906	12.113343	0.37%	277,624	2003
	11.051278	12.068906	9.21%	181,015	2002
	10.472185	11.051278	5.53%	52,943	2001
	9.455873	10.472185	10.75%	41,307	2000
	9.840635	9.455873	-3.91%	213	1999
	10.000000	9.840635	-1.59%	0	1998*

GVIT Gartmore GVIT Growth Fund: Class I - Q/NQ	6.353549	6.658614	4.80%	5,147	2005
	5.969902	6.353549	6.43%	11,034	2004
	4.570511	5.969902	30.62%	6,862	2003
	6.516595	4.570511	-29.86%	3,553	2002
	9.216406	6.516595	-29.29%	29	2001
	12.748099	9.216406	-27.70%	7,849	2000
	12.423931	12.748099	2.61%	1,104	1999
	10.000000	12.423931	24.24%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT International Growth Fund: Class III - Q/NQ	11.615140	14.878826	28.10%	6,996	2005
	10.322414	11.615140	12.52%	6,558	2004
	7.751335	10.322414	33.17%	7,736	2003
	10.000000	7.751335	-22.49%	2,119	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.825457	11.004985	1.66%	166,826	2005
	10.512395	10.825457	2.98%	167,181	2004
	9.900522	10.512395	6.18%	100,728	2003
	10.000000	9.900522	-0.99%	86,813	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.205635	11.521507	2.82%	218,816	2005
	10.627027	11.205635	5.44%	237,598	2004
	9.498578	10.627027	11.88%	245,227	2003
	10.000000	9.498578	-5.01%	72,658	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.464275	11.884255	3.66%	572,654	2005
	10.636383	11.464275	7.78%	586,469	2004
	9.003831	10.636383	18.13%	516,316	2003
	10.000000	9.003831	-9.96%	180,892	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.763314	12.394286	5.36%	319,504	2005
	10.664866	11.763314	10.30%	434,894	2004
	8.557964	10.664866	24.62%	269,702	2003
	10.000000	8.557964	-14.42%	45,569	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.949230	12.691229	6.21%	72,848	2005
	10.649717	11.949230	12.20%	72,395	2004
	8.207270	10.649717	29.76%	172,091	2003
	10.000000	8.207270	-17.93%	10,696	2002*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class I - Q/NQ	12.738989	13.756996	7.99%	37,853	2005
	11.224491	12.738989	13.49%	35,587	2004
	8.139837	11.224491	37.90%	40,054	2003
	13.134144	8.139837	-38.03%	26,327	2002
	19.155179	13.134144	-31.43%	2,445	2001
	23.003080	19.155179	-16.73%	40,471	2000
	12.652786	23.003080	81.80%	74	1999
	10.000000	12.652786	26.53%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	10.823110	10.934570	1.03%	133,205	2005
	10.910569	10.823110	-0.80%	150,522	2004
	11.019038	10.910569	-0.98%	161,687	2003
	11.064171	11.019038	-0.41%	180,353	2002
	10.853962	11.064171	1.94%	64,750	2001
	10.402569	10.853962	4.34%	74,374	2000
	10.082892	10.402569	3.17%	0	1999
	10.000000	10.082892	0.83%	0	1998

GVIT Gartmore GVIT Nationwide Fund: Class I - Q/NQ	11.608061	12.272927	5.73%	45,279	2005
	10.748649	11.608061	8.00%	63,245	2004
	8.566400	10.748649	25.47%	65,223	2003
	10.533860	8.566400	-18.68%	37,106	2002
	12.141316	10.533860	-13.24%	17,551	2001
	12.604902	12.141316	-3.68%	52,480	2000
	11.978202	12.604902	5.23%	0	1999
	10.000000	11.978202	19.78%	0	1998*

GVIT Gartmore GVIT Nationwide Leaders Fund: Class III - Q/NQ	13.144815	14.267452	8.54%	252	2005
	11.247196	13.144815	16.87%	1,159	2004
	9.100645	11.247196	23.59%	273	2003
	10.000000	9.100645	-8.99%	1,566	2002*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III - Q/NQ	12.389373	13.653538	10.20%	14,800	2005
	11.197192	12.389373	10.65%	9,140	2004
	7.466744	11.197192	49.96%	7,569	2003
	10.000000	7.466744	-25.33%	704	2002*

GVIT Gartmore Worldwide Leaders Fund: Class I - Q/NQ	11.375654	13.358929	17.43%	184	2005
	9.994811	11.375654	13.82%	205	2004
	7.465251	9.994811	33.88%	1,643	2003
	10.168561	7.465251	-26.58%	5,780	2002
	12.729459	10.168561	-20.12%	1,775	2001
	14.753188	12.729459	-13.72%	5,724	2000
	12.196868	14.753188	20.96%	0	1999
	10.000000	12.196868	21.97%	0	1998*

GVIT Gartmore GVIT Worldwide Leaders Fund: Class III - Q/NQ	15.409825	18.096480	17.43%	2,792	2005
	13.539299	15.409825	13.82%	1,720	2004
	10.000000	13.539299	35.39%	749	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT International Value Fund: Class III - Q/NQ	16.286544	17.958520	10.27%	19,348	2005
	13.762779	16.286544	18.34%	4,085	2004
	10.000000	13.762779	37.63%	2,202	2003*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	20.160466	22.239162	10.31%	69,617	2005
	17.703153	20.160466	13.88%	82,489	2004
	13.360934	17.703153	32.50%	83,268	2003
	16.031888	13.360934	-16.66%	48,481	2002
	16.509731	16.031888	-2.89%	15,776	2001
	14.562264	16.509731	13.37%	30,923	2000
	12.238420	14.562264	18.99%	0	1999
	10.000000	12.238420	22.38%	0	1998*

GVIT GVIT Small Cap Growth Fund: Class I - Q/NQ	14.207650	15.112192	6.37%	39,085	2005
	12.730702	14.207650	11.60%	46,679	2004
	9.635711	12.730702	32.12%	55,192	2003
	14.679081	9.635711	-34.36%	41,973	2002
	16.733188	14.679081	-12.28%	3,801	2001
	20.284124	16.733188	-17.51%	53,552	2000
	10.000000	20.284124	102.84%	0	1999*

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	28.722942	29.133262	1.43%	64,573	2005
	24.885091	28.722942	15.42%	79,863	2004
	16.122626	24.885091	54.35%	79,476	2003
	22.495777	16.122626	-28.33%	58,548	2002
	17.823704	22.495777	26.21%	21,490	2001
	16.287722	17.823704	9.43%	17,571	2000
	12.948046	16.287722	25.79%	68	1999
	10.000000	12.948046	29.48%	0	1998*

GVIT GVIT Small Company Fund: Class I - Q/NQ	22.314210	24.662918	10.53%	62,171	2005
	19.052645	22.314210	17.12%	61,970	2004
	13.730651	19.052645	38.76%	62,756	2003
	16.879142	13.730651	-18.65%	34,834	2002
	18.388267	16.879142	-8.21%	10,214	2001
	17.158959	18.388267	7.16%	26,528	2000
	12.107799	17.158959	41.72%	0	1999
	10.000000	12.107799	21.08%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT J.P. Morgan GVIT Balanced Fund: Class I - Q/NQ	10.558248	10.653950	0.91%	61,224	2005
	9.890109	10.558248	6.76%	71,252	2004
	8.487853	9.890109	16.52%	56,472	2003
	9.837192	8.487853	-13.72%	22,191	2002
	10.379505	9.837192	-5.22%	7,416	2001
	10.584515	10.379505	-1.94%	39,741	2000
	10.663998	10.584515	-0.75%	0	1999
	10.000000	10.663998	6.64%	0	1998*

GVIT Van Kampen GVIT Comstock Value Fund: Class I - Q/NQ	11.550766	11.849219	2.58%	33,504	2005
	9.990303	11.550766	15.62%	47,494	2004
	7.724509	9.990303	29.33%	38,947	2003
	10.487119	7.724509	-26.34%	12,073	2002
	12.133258	10.487119	-13.57%	7,144	2001
	13.794835	12.133258	-12.04%	38,778	2000
	11.831350	13.794835	16.60%	0	1999
	10.000000	11.831350	18.31%	0	1998*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	13.297326	13.370415	0.55%	26,356	2005
	12.684724	13.297326	4.83%	22,213	2004
	11.497820	12.684724	10.32%	47,044	2003
	10.899202	11.497820	5.49%	25,626	2002
	10.632058	10.899202	2.51%	14,248	2001
	10.225806	10.632058	3.97%	36,389	2000
	10.232888	10.225806	-0.07%	0	1999
	10.000000	10.232888	2.33%	0	1998*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	11.362502	12.211289	7.47%	33,283	2005
	10.000000	11.362502	13.63%	4,503	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.090622	7.853644	10.76%	110,324	2005
	6.108331	7.090622	16.08%	117,926	2004
	5.162942	6.108331	18.31%	137,731	2003
	6.241085	5.162942	-17.27%	89,778	2002
	8.114733	6.241085	-23.09%	47,867	2001
	10.000000	8.114733	-18.85%	398,252	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.315514	3.639474	9.77%	14,377	2005
	3.350462	3.315514	-1.04%	20,002	2004
	2.324540	3.350462	44.13%	22,910	2003
	3.999498	2.324540	-41.88%	25,525	2002
	6.485104	3.999498	-38.33%	31,228	2001
	10.000000	6.485104	-35.15%	469,051	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.168590	11.139790	9.55%	5,258	2005
	10.248317	10.168590	-0.78%	6,213	2004
	7.078454	10.248317	44.78%	8,239	2003
	10.000000	7.078454	-29.22%	3,936	2002*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	6.935852	9.005239	29.84%	21,282	2005
	5.938819	6.935852	16.79%	27,051	2004
	4.486092	5.938819	32.38%	31,673	2003
	6.140922	4.486092	-26.95%	36,791	2002
	8.151333	6.140922	-24.66%	35,939	2001
	10.000000	8.151333	-18.49%	246,031	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	11.946276	15.519699	29.91%	39,783	2005
	10.226942	11.946276	16.81%	56,525	2004
	7.724506	10.226942	32.40%	51,444	2003
	10.000000	7.724506	-22.75%	35,099	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.067422	15.353585	9.14%	338	2005
	12.170561	14.067422	15.59%	36	2004
	10.000000	12.170561	21.71%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	15.012385	16.012526	6.66%	48,831	2005
	13.173140	15.012385	13.96%	48,418	2004
	10.160128	13.173140	29.66%	53,332	2003
	14.038550	10.160128	-27.63%	49,533	2002
	14.486662	14.038550	-3.09%	12,889	2001
	14.556239	14.486662	-0.48%	35,994	2000
	12.870796	14.556239	13.10%	0	1999
	10.000000	12.870796	28.71%	0	1998*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.908686	9.891322	-0.18%	30,555	2005
	9.991948	9.908686	-0.83%	20,688	2004
	10.000000	9.991948	-0.08%	8,436	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	14.415391	16.134753	11.93%	59,407	2005
	12.595653	14.415391	14.45%	63,302	2004
	9.994652	12.595653	26.02%	68,453	2003
	14.375068	9.994652	-30.47%	51,165	2002
	19.389212	14.375068	-25.86%	11,310	2001
	21.291440	19.389212	-8.93%	102,529	2000
	14.060269	21.291440	51.43%	0	1999
	10.000000	14.060269	40.60%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	13.770990	15.996827	16.16%	23,664	2005
	11.762808	13.770990	17.07%	12,723	2004
	8.848923	11.762808	32.93%	8,902	2003
	11.855202	8.848923	-25.36%	10,407	2002
	12.399807	11.855202	-4.39%	3,521	2001
	12.512486	12.399807	-0.90%	18,658	2000
	11.843083	12.512486	5.65%	0	1999
	10.000000	11.843083	18.43%	0	1998*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.262512	11.842802	5.15%	1,485	2005
	10.000000	11.262512	12.63%	1,062	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	15.194913	15.714870	3.42%	107,844	2005
	14.440322	15.194913	5.23%	143,896	2004
	11.207016	14.440322	28.85%	155,865	2003
	15.572047	11.207016	-28.03%	99,336	2002
	18.103937	15.572047	-13.99%	34,216	2001
	18.439240	18.103937	-1.82%	73,250	2000
	13.228333	18.439240	39.39%	1,078	1999
	10.000000	13.228333	32.28%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.391353	11.688662	12.48%	71,509	2005
	8.862004	10.391353	17.26%	89,665	2004
	6.296936	8.862004	40.74%	114,549	2003
	8.218658	6.296936	-23.38%	135,017	2002
	9.496340	8.218658	-13.45%	39,353	2001
	10.000000	9.496340	-5.04%	11,159	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	16.654730	18.738865	12.51%	77,387	2005
	14.199720	16.654730	17.29%	75,992	2004
	10.000000	14.199720	42.00%	61,745	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	12.569703	13.108388	4.29%	85,143	2005
	11.670124	12.569703	7.71%	109,644	2004
	9.359056	11.670124	24.69%	143,563	2003
	11.713202	9.359056	-20.10%	91,235	2002
	13.251196	11.713202	-11.61%	17,357	2001
	14.760805	13.251196	-10.23%	185,809	2000
	12.325100	14.760805	19.76%	0	1999
	10.000000	12.325100	23.25%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Mid Cap Fund/VA: Non-Service Shares - Q/NQ	14.551544	16.084619	10.54%	32,437	2005
	12.346352	14.551544	17.86%	33,771	2004
	9.990303	12.346352	23.58%	39,540	2003
	14.060573	9.990303	-28.95%	29,618	2002
	20.792245	14.060573	-32.38%	16,966	2001
	23.804137	20.792245	-12.65%	65,387	2000
	13.175212	23.804137	80.67%	0	1999
	10.000000	13.175212	31.75%	0	1998*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	25.196617	27.832187	10.46%	16,150	2005
	23.265299	25.196617	8.30%	21,575	2004
	18.490922	23.265299	25.82%	23,672	2003
	17.204918	18.490922	7.47%	4,505	2002
	15.882098	17.204918	8.33%	1,378	2001
	14.489064	15.882098	9.61%	1,591	2000
	11.381127	14.489064	27.31%	0	1999
	10.000000	11.381127	13.81%	0	1998*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	11.744532	12.836370	9.30%	0	2005
	10.167476	11.744532	15.51%	0	2004
	8.109277	10.167476	25.38%	0	2003
	10.000000	8.109277	-18.91%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	6.760095	7.820966	15.69%	10,920	2005
	5.649809	6.760095	19.65%	10,876	2004
	4.050054	5.649809	39.50%	9,947	2003
	5.978929	4.050054	-32.26%	7,714	2002
	8.596944	5.978929	-30.45%	2,112	2001
	10.000000	8.596944	-14.03%	707	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	23.873713	27.498873	15.18%	70,771	2005
	17.787794	23.873713	34.21%	81,121	2004
	13.145572	17.787794	35.31%	74,170	2003
	13.465327	13.145572	-2.37%	37,423	2002
	12.459341	13.465327	8.07%	5,462	2001
	11.997156	12.459341	3.85%	10,046	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	24.681277	32.058974	29.89%	4,634	2005
	19.923949	24.681277	23.88%	5,607	2004
	13.131584	19.923949	51.73%	7,767	2003
	13.744142	13.131584	-4.46%	4,413	2002
	14.226803	13.744142	-3.39%	12,341	2001
	24.869164	14.226803	-42.79%	7,493	2000
	12.618390	24.869164	97.09%	0	1999
	10.000000	12.618390	26.18%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	12.593052	16.340913	29.76%	4,239	2005
	10.000000	12.593052	25.93%	4,105	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	18.971961	28.316407	49.25%	3,941	2005
	15.519976	18.971961	22.24%	6,930	2004
	10.893391	15.519976	42.47%	6,216	2003
	11.393485	10.893391	-4.39%	2,759	2002
	12.930490	11.393485	-11.89%	301	2001
	11.794757	12.930490	9.63%	0	2000
	9.905995	11.794757	19.07%	0	1999
	10.000000	9.905995	-0.94%	0	1998*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	12.450500	18.576124	49.20%	1,117	2005
	10.000000	12.450500	24.51%	734	2004*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	10.409093	11.138923	7.01%	15,524	2005
	9.645954	10.409093	7.91%	16,004	2004
	7.262866	9.645954	32.81%	15,268	2003
	9.641466	7.262866	-24.67%	9,678	2002
	9.768142	9.641466	-1.30%	2,097	2001
	10.039992	9.768142	-2.71%	12,317	2000*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	10.455996	11.100489	6.16%	121,808	2005
	8.988254	10.455996	16.33%	129,617	2004
	6.667013	8.988254	34.82%	154,435	2003
	9.258644	6.667013	-27.99%	125,999	2002
	9.772041	9.258644	-5.25%	14,860	2001
	10.000000	9.772041	-2.27%	7,139	2000*

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Balanced Fund: Series I Shares - Q/NQ	9.887454	10.238990	3.56%	0	2005
	9.350154	9.887454	5.75%	0	2004
	8.170118	9.350154	14.44%	0	2003
	10.020866	8.170118	-18.47%	0	2002
	10.000000	10.020866	0.21%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Blue Chip Fund: Series I Shares - Q/NQ	9.196706	9.361869	1.80%	0	2005
	8.933465	9.196706	2.95%	0	2004
	7.258231	8.933465	23.08%	0	2003
	9.995001	7.258231	-27.38%	0	2002
	10.000000	9.995001	-0.05%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	10.233571	10.954580	7.05%	0	2005
	9.758638	10.233571	4.87%	0	2004
	7.660739	9.758638	27.39%	0	2003
	10.297552	7.660739	-25.61%	0	2002
	10.000000	10.297552	2.98%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	8.855502	9.202354	3.92%	0	2005
	8.512706	8.855502	4.03%	0	2004
	6.919896	8.512706	23.02%	0	2003
	10.089031	6.919896	-31.41%	0	2002
	10.000000	10.089031	0.89%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Stock Fund: Series I Shares - Q/NQ	10.822909	11.210324	3.58%	0	2005
	10.098727	10.822909	7.17%	0	2004
	8.252685	10.098727	22.37%	0	2003
	9.940266	8.252685	-16.98%	0	2002
	10.000000	9.940266	-0.60%	0	2001*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	12.646837	14.668839	15.99%	0	2005
	10.369651	12.646837	21.96%	0	2004
	8.169306	10.369651	26.93%	0	2003
	10.000000	8.169306	-18.31%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	12.886814	13.261766	2.91%	21,016	2005
	11.596281	12.886814	11.13%	19,321	2004
	9.115086	11.596281	27.22%	19,026	2003
	11.494846	9.115086	-20.70%	11,815	2002
	12.754306	11.494846	-9.87%	5,000	2001
	14.507084	12.754306	-12.08%	42,615	2000
	12.498159	14.507084	16.07%	158	1999
	10.000000	12.498159	24.98%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.002773	13.370025	11.39%	1,533	2005
	10.619263	12.002773	13.03%	2,275	2004
	8.671800	10.619263	22.46%	2,726	2003
	11.073317	8.671800	-21.69%	2,621	2002
	15.898785	11.073317	-30.35%	3,126	2001
	19.434239	15.898785	-18.19%	57,228	2000
	12.045328	19.434239	61.34%	184	1999
	10.000000	12.045328	20.45%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	11.123058	12.373270	11.24%	6,199	2005
	9.827587	11.123058	13.18%	6,051	2004
	8.025314	9.827587	22.46%	4,902	2003
	10.000000	8.025314	-19.75%	3,207	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.629148	10.680664	0.48%	12,267	2005
	9.764966	10.629148	8.85%	10,518	2004
	7.949373	9.764966	22.84%	8,209	2003
	10.000000	7.949373	-20.51%	2,968	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	17.357040	17.930824	3.31%	33,178	2005
	15.435721	17.357040	12.45%	31,494	2004
	12.170125	15.435721	26.83%	28,763	2003
	14.161782	12.170125	-14.06%	16,646	2002
	12.764086	14.161782	10.95%	6,998	2001
	10.984159	12.764086	16.20%	11,113	2000
	11.264161	10.984159	-2.49%	113	1999
	10.000000	11.264161	12.64%	0	1998*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.624530	10.612998	-0.11%	858	2005
	10.209525	10.624530	4.06%	659	2004
	10.000000	10.209525	2.10%	290	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	10.710058	11.246768	5.01%	15,387	2005
	9.730718	10.710058	10.06%	15,706	2004
	7.885104	9.730718	23.41%	0	2003
	10.181590	7.885104	-22.56%	0	2002
	10.000000	10.181590	1.82%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF	10.865763	11.424937	5.15%	2,160	2005
	9.761770	10.865763	11.31%	2,160	2004
	8.029005	9.761770	21.58%	250	2003
	10.159601	8.029005	-20.97%	250	2002
	10.000000	10.159601	1.60%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap Growth VIF	9.206458	9.225621	0.21%	272	2005
	8.862164	9.206458	3.88%	272	2004
	7.038393	8.862164	25.91%	272	2003
	10.293176	7.038393	-31.62%	272	2002
	10.000000	10.293176	2.93%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	12.763826	14.359148	12.50%	3,344	2005
	11.073826	12.763826	15.26%	3,344	2004
	8.244599	11.073826	34.32%	172	2003
	10.479011	8.244599	-21.32%	172	2002
	10.000000	10.479011	4.79%	0	2001*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	12.588443	14.380239	14.23%	0	2005
	10.848074	12.588443	16.04%	34	2004
	7.469866	10.848074	45.22%	34	2003
	11.535653	7.469866	-35.25%	34	2002
	16.437806	11.535653	-29.82%	34	2001
	20.617144	16.437806	-20.27%	34	2000
	12.821248	20.617144	60.80%	23	1999
	10.000000	12.821248	28.21%	0	1998*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	11.284628	13.034550	15.51%	0	2005
	9.999695	11.284628	12.85%	0	2004
	7.639349	9.999695	30.90%	0	2003
	9.698035	7.639349	-21.23%	0	2002
	12.688214	9.698035	-23.57%	0	2001
	17.408242	12.688214	-27.11%	0	2000
	11.535935	17.408242	50.90%	0	1999
	10.000000	11.535935	15.36%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	13.458639	14.315191	6.36%	0	2005
	12.290259	13.458639	9.51%	0	2004
	9.983912	12.290259	23.10%	0	2003
	13.200277	9.983912	-24.37%	0	2002
	13.297317	13.200277	-0.73%	0	2001
	12.413046	13.297317	7.12%	287	2000
	11.879593	12.413046	4.49%	0	1999
	10.000000	11.879593	18.80%	0	1998*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.329540	13.003864	5.47%	4,084	2005
	10.285373	12.329540	19.87%	3,219	2004
	7.590152	10.285373	35.51%	2,626	2003
	10.000000	7.590152	-24.10%	355	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	9.844387	10.032485	1.91%	14,901	2005
	9.424231	9.844387	4.46%	13,971	2004
	7.604702	9.424231	23.93%	12,772	2003
	10.882532	7.604702	-30.12%	11,228	2002
	14.293123	10.882532	-23.86%	7,240	2001
	16.333747	14.293123	-12.49%	78,518	2000
	12.767196	16.333747	27.94%	379	1999
	10.000000	12.767196	27.67%	0	1998*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.933915	12.288247	2.97%	62,613	2005
	10.967119	11.933915	8.82%	58,351	2004
	8.686976	10.967119	26.25%	62,322	2003
	11.377149	8.686976	-23.65%	35,783	2002
	13.173971	11.377149	-13.64%	21,294	2001
	14.764046	13.173971	-10.77%	199,143	2000
	12.446981	14.764046	18.62%	1,841	1999
	10.000000	12.446981	24.47%	0	1998*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	11.920233	12.237382	2.66%	13,339	2005
	11.537984	11.920233	3.31%	15,264	2004
	9.681804	11.537984	19.17%	13,462	2003
	11.820057	9.681804	-18.09%	6,395	2002
	13.253384	11.820057	-10.81%	2,160	2001
	13.562791	13.253384	-2.28%	35,768	2000
	12.372807	13.562791	9.62%	151	1999
	10.000000	12.372807	23.73%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	12.019851	12.507898	4.06%	0	2005
	10.976665	12.019851	9.50%	0	2004
	8.474906	10.976665	29.52%	0	2003
	10.654863	8.474906	-20.46%	0	2002
	10.000000	10.654863	6.55%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	13.721111	15.099947	10.05%	0	2005
	11.623812	13.721111	18.04%	0	2004
	8.667488	11.623812	34.11%	0	2003
	10.040719	8.667488	-13.68%	0	2002
	10.000000	10.040719	0.41%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.700428	12.653506	-0.37%	32,229	2005
	12.462369	12.700428	1.91%	31,845	2004
	12.108907	12.462369	2.92%	28,644	2003
	11.263725	12.108907	7.50%	16,810	2002
	10.603847	11.263725	6.22%	4,919	2001
	9.760781	10.603847	8.64%	27,853	2000
	10.000000	9.760781	-2.39%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Equity - Income Portfolio: Service Class - Q/NQ	14.034109	14.597980	4.02%	49,188	2005
	12.811259	14.034109	9.55%	50,291	2004
	10.003066	12.811259	28.07%	38,660	2003
	12.253980	10.003066	-18.37%	20,895	2002
	13.128922	12.253980	-6.66%	12,200	2001
	12.324339	13.128922	6.53%	49,544	2000
	11.793413	12.324339	4.50%	570	1999
	10.000000	11.793413	17.93%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	11.220319	11.661788	3.93%	38,789	2005
	11.047999	11.220319	1.56%	37,128	2004
	8.459859	11.047999	30.59%	31,628	2003
	12.323670	8.459859	-31.35%	25,837	2002
	15.232000	12.323670	-19.09%	15,229	2001
	17.413426	15.232000	-12.53%	219,621	2000
	12.896602	17.413426	35.02%	1,014	1999
	10.000000	12.896602	28.97%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.099701	10.184145	0.84%	8,498	2005
	9.380947	10.099701	7.66%	8,049	2004
	7.512154	9.380947	24.88%	8,018	2003
	7.371466	7.512154	1.91%	3,687	2002
	8.508002	7.371466	-13.36%	480	2001
	11.177582	8.508002	-23.88%	30,013	2000
	10.515966	11.177582	6.29%	0	1999
	10.000000	10.515966	5.16%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	12.929468	15.129373	17.01%	500	2005
	11.583907	12.929468	11.62%	500	2004
	8.224601	11.583907	40.84%	500	2003
	10.498504	8.224601	-21.66%	1,253	2002
	13.560524	10.498504	-22.58%	1,140	2001
	17.052691	13.560524	-20.48%	19,185	2000
	12.170445	17.052691	40.12%	17	1999
	10.000000	12.170445	21.70%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.127206	14.185006	16.97%	6,076	2005
	10.864300	12.127206	11.62%	5,525	2004
	7.711109	10.864300	40.89%	4,434	2003
	10.000000	7.711109	-22.89%	2,403	2002*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	15.739580	18.088817	14.93%	39,569	2005
	13.875191	15.739580	13.44%	36,574	2004
	10.991394	13.875191	26.24%	31,481	2003
	12.338834	10.991394	-10.92%	20,284	2002
	14.316943	12.338834	-13.82%	11,655	2001
	15.603664	14.316943	-8.25%	79,088	2000
	12.779434	15.603664	22.10%	738	1999
	10.000000	12.779434	27.79%	0	1998*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.367180	10.408697	0.40%	950	2005
	10.104687	10.367180	2.60%	1,085	2004
	10.000000	10.104687	1.05%	946	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	8.901990	9.531444	7.07%	5,779	2005
	8.454474	8.901990	5.29%	6,342	2004
	6.629704	8.454474	27.52%	5,701	2003
	8.633163	6.629704	-23.21%	5,271	2002
	10.260418	8.633163	-15.86%	4,710	2001
	12.595275	10.260418	-18.54%	15,388	2000
	12.292450	12.595275	2.46%	416	1999
	10.000000	12.292450	22.92%	0	1998*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	12.920158	13.032217	0.87%	2,235	2005
	11.524844	12.920158	12.11%	2,455	2004
	7.426249	11.524844	55.19%	3,358	2003
	10.000000	7.426249	-25.74%	331	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class I - Q/NQ	11.955445	12.990625	8.66%	0	2005
	10.226006	11.955445	16.91%	0	2004
	7.844013	10.226006	30.37%	0	2003
	10.000000	7.844013	-21.56%	0	2002*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	12.808565	12.897677	0.70%	10,004	2005
	11.829065	12.808565	8.28%	11,517	2004
	9.836609	11.829065	20.26%	11,189	2003
	9.689126	9.836609	1.52%	4,056	2002
	9.453988	9.689126	2.49%	1,820	2001
	10.479056	9.453988	-9.78%	14,030	2000
	10.325454	10.479056	1.49%	321	1999
	10.000000	10.325454	3.25%	0	1998*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.425180	4.25%	811	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class I - Q/NQ	13.020203	16.985684	30.46%	60	2005
	10.964194	13.020203	18.75%	60	2004
	6.745447	10.964194	62.54%	209	2003
	8.090952	6.745447	-16.63%	663	2002
	8.677386	8.090952	-6.76%	404	2001
	10.000000	8.677386	-13.23%	0	2000*

GVIT Gartmore GVIT Emerging Markets Fund: Class III - Q/NQ	14.451324	18.855195	30.47%	2,789	2005
	12.167999	14.451324	18.76%	1,695	2004
	7.488067	12.167999	62.50%	752	2003
	10.000000	7.488067	-25.12%	227	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Financial Services Fund: Class III - Q/NQ	14.557757	15.917741	9.34%	797	2005
	12.220120	14.557757	19.13%	1,471	2004
	8.783377	12.220120	39.13%	555	2003
	10.000000	8.783377	-12.17%	1,307	2002*

GVIT Gartmore GVIT Global Health Sciences Fund: Class III - Q/NQ	11.999029	12.795744	6.64%	6,648	2005
	11.312952	11.999029	6.06%	5,824	2004
	8.410033	11.312952	34.52%	3,537	2003
	10.000000	8.410033	-15.90%	1,150	2002*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class I - Q/NQ	2.975335	2.911242	-2.15%	675	2005
	2.900164	2.975335	2.59%	675	2004
	1.899557	2.900164	52.68%	675	2003
	3.375688	1.899557	-43.73%	675	2002
	5.993413	3.375688	-43.68%	404	2001
	10.000000	5.993413	-40.07%	1,064	2000*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class III - Q/NQ	11.129316	10.890064	-2.15%	1,530	2005
	10.851730	11.129316	2.56%	1,301	2004
	7.109711	10.851730	52.63%	1,410	2003
	10.000000	7.109711	-28.90%	1,627	2002*

GVIT Gartmore GVIT Global Utilities Fund: Class III - Q/NQ	12.336991	12.920103	4.73%	788	2005
	9.653025	12.336991	27.80%	634	2004
	7.904327	9.653025	22.12%	479	2003
	10.000000	7.904327	-20.96%	39	2002*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	12.269348	12.461292	1.56%	43,782	2005
	12.081076	12.269348	1.56%	42,013	2004
	12.042881	12.081076	0.32%	39,369	2003
	11.033039	12.042881	9.15%	36,870	2002
	10.460250	11.033039	5.48%	15,125	2001
	9.449856	10.460250	10.69%	43,427	2000
	9.839387	9.449856	-3.96%	136	1999
	10.000000	9.839387	-1.61%	0	1998*

GVIT Gartmore GVIT Growth Fund: Class I - Q/NQ	6.333414	6.634147	4.75%	1,936	2005
	5.953998	6.333414	6.37%	2,378	2004
	4.560642	5.953998	30.55%	2,755	2003
	6.505832	4.560642	-29.90%	2,276	2002
	9.205900	6.505832	-29.33%	4,938	2001
	12.740010	9.205900	-27.74%	20,992	2000
	12.422359	12.740010	2.56%	692	1999
	10.000000	12.422359	24.22%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT International Growth Fund: Class III - Q/NQ	11.599408	14.851148	28.03%	1,700	2005
	10.313672	11.599408	12.47%	746	2004
	7.748697	10.313672	33.10%	460	2003
	10.000000	7.748697	-22.51%	96	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.809357	10.983058	1.61%	3,816	2005
	10.502098	10.809357	2.93%	3,455	2004
	9.895838	10.502098	6.13%	1,858	2003
	10.000000	9.895838	-1.04%	769	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.188941	11.498511	2.77%	19,561	2005
	10.616601	11.188941	5.39%	19,904	2004
	9.494075	10.616601	11.82%	14,720	2003
	10.000000	9.494075	-5.06%	10,070	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.447227	11.860570	3.61%	64,777	2005
	10.625957	11.447227	7.73%	63,575	2004
	8.999570	10.625957	18.07%	39,900	2003
	10.000000	8.999570	-10.00%	12,312	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.745826	12.369589	5.31%	58,115	2005
	10.654414	11.745826	10.24%	51,343	2004
	8.553922	10.654414	24.56%	27,742	2003
	10.000000	8.553922	-14.46%	8,547	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.931477	12.665956	6.16%	17,671	2005
	10.639301	11.931477	12.15%	15,722	2004
	8.203385	10.639301	29.69%	6,923	2003
	10.000000	8.203385	-17.97%	904	2002*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class I - Q/NQ	12.698570	13.706403	7.94%	5,326	2005
	11.194572	12.698570	13.44%	5,478	2004
	8.122255	11.194572	37.83%	5,549	2003
	13.112455	8.122255	-38.06%	2,776	2002
	19.133359	13.112455	-31.47%	1,986	2001
	22.988509	19.133359	-16.77%	41,379	2000
	12.651185	22.988509	81.71%	146	1999
	10.000000	12.651185	26.51%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	10.788773	10.894355	0.98%	24,678	2005
	10.881482	10.788773	-0.85%	26,783	2004
	10.995248	10.881482	-1.03%	17,615	2003
	11.045897	10.995248	-0.46%	13,841	2002
	10.841575	11.045897	1.88%	14,515	2001
	10.395950	10.841575	4.29%	170,302	2000
	10.081601	10.395950	3.12%	0	1999
	10.000000	10.801601	0.82%	0	1998

GVIT Gartmore GVIT Nationwide Fund: Class I - Q/NQ	11.571236	12.227790	5.67%	16,814	2005
	10.720003	11.571236	7.94%	15,419	2004
	8.547905	10.720003	25.41%	12,844	2003
	10.516473	8.547905	-18.72%	7,424	2002
	12.127493	10.516473	-13.28%	6,049	2001
	12.596911	12.127493	-3.73%	78,804	2000
	11.976682	12.596911	5.18%	1,050	1999
	10.000000	11.976682	19.77%	0	1998*

GVIT Gartmore GVIT Nationwide Leaders Fund: Class III - Q/NQ	13.125222	14.238978	8.49%	1,272	2005
	11.236149	13.125222	16.81%	612	2004
	9.096324	11.236149	23.52%	463	2003
	10.000000	9.096324	-9.04%	55	2002*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III - Q/NQ	12.370936	13.626314	10.15%	1,943	2005
	11.186220	12.370936	10.59%	2,262	2004
	7.463213	11.186220	49.88%	4,160	2003
	10.000000	7.463213	-25.37%	1,719	2002*

GVIT Gartmore Worldwide Leaders Fund: Class I - Q/NQ	11.339567	13.309808	17.37%	1,563	2005
	9.968174	11.339567	13.76%	1,563	2004
	7.449129	9.968174	33.82%	1,563	2003
	10.151774	7.449129	-26.62%	2,338	2002
	12.714940	10.151774	-20.16%	1,876	2001
	14.743816	12.714940	-13.76%	8,383	2000
	12.195325	14.743816	20.90%	0	1999
	10.000000	12.195325	21.95%	0	1998*

GVIT Gartmore GVIT Worldwide Leaders Fund: Class III - Q/NQ	15.396766	18.072006	17.38%	255	2005
	13.534705	15.396766	13.76%	212	2004
	10.000000	13.534705	35.35%	148	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT International Value Fund: Class III - Q/NQ	16.272754	17.934223	10.21%	1,719	2005
	13.758110	16.272754	18.28%	1,247	2004
	10.000000	13.758110	37.58%	0	2003*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	20.096540	22.157413	10.25%	16,482	2005
	17.655987	20.096540	13.82%	17,614	2004
	13.332102	17.655987	32.43%	13,541	2003
	16.005443	13.332102	-16.70%	9,391	2002
	16.490935	16.005443	-2.94%	3,461	2001
	14.553031	16.490935	13.32%	18,996	2000
	12.236869	14.553031	18.93%	0	1999
	10.000000	12.236869	22.37%	0	1998*

GVIT GVIT Small Cap Growth Fund: Class I - Q/NQ	14.166800	15.061103	6.31%	5,370	2005
	12.700547	14.166800	11.54%	5,880	2004
	9.617770	12.700547	32.05%	6,918	2003
	14.659211	9.617770	-34.39%	4,208	2002
	16.719097	14.659211	-12.32%	2,369	2001
	20.277316	16.719097	-17.55%	19,254	2000
	10.000000	20.277316	102.77%	0	1999*

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	28.631870	29.026186	1.38%	11,674	2005
	24.818800	28.631870	15.36%	13,461	2004
	16.087835	24.818800	54.27%	15,103	2003
	22.458672	16.087835	-28.37%	8,964	2002
	17.803398	22.458672	26.15%	6,796	2001
	16.277398	17.803398	9.37%	22,692	2000
	12.946409	16.277398	25.73%	0	1999
	10.000000	12.946409	29.46%	0	1998*

GVIT GVIT Small Company Fund: Class I - Q/NQ	22.243450	24.572263	10.47%	11,293	2005
	19.001877	22.243450	17.06%	11,806	2004
	13.701015	19.001877	38.69%	9,970	2003
	16.851295	13.701015	-18.69%	5,913	2002
	18.367325	16.851295	-8.25%	2,851	2001
	17.148084	18.367325	7.11%	54,886	2000
	12.106268	17.148084	41.65%	0	1999
	10.000000	12.106268	21.06%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT J.P. Morgan GVIT Balanced Fund: Class I - Q/NQ	10.524783	10.614802	0.86%	7,057	2005
	9.863772	10.524783	6.70%	6,622	2004
	8.469553	9.863772	16.46%	5,996	2003
	9.820962	8.469553	-13.76%	3,688	2002
	10.367680	9.820962	-5.27%	1,194	2001
	10.577794	10.367680	-1.99%	21,659	2000
	10.662651	10.577794	-0.80%	334	1999
	10.000000	10.662651	6.63%	0	1998*

GVIT Van Kampen GVIT Comstock Value Fund: Class I - Q/NQ	11.514104	11.805622	2.53%	15,097	2005
	9.963657	11.514104	15.56%	13,373	2004
	7.707824	9.963657	29.27%	9,820	2003
	10.469799	7.707824	-26.38%	4,260	2002
	12.119427	10.469799	-13.61%	484	2001
	13.786084	12.119427	-12.09%	9,136	2000
	11.829585	13.786084	16.54%	0	1999
	10.000000	11.829585	18.30%	0	1998*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	13.255163	13.321271	0.50%	3,743	2005
	12.650922	13.255163	4.78%	3,543	2004
	11.473014	12.650922	10.27%	3,720	2003
	10.881227	11.473014	5.44%	1,779	2002
	10.619936	10.881227	2.46%	534	2001
	10.219313	10.619936	3.92%	28,375	2000
	10.231592	10.219313	-0.12%	10	1999
	10.000000	10.231592	2.32%	0	1998*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	11.358686	12.201009	7.42%	361	2005
	10.000000	11.358686	13.59%	110	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.072868	7.830007	10.70%	34,339	2005
	6.096134	7.072868	16.02%	34,965	2004
	5.155250	6.096134	18.25%	29,676	2003
	6.234962	5.155250	-17.32%	16,505	2002
	8.110923	6.234962	-23.13%	12,234	2001
	10.000000	8.110923	-18.89%	294,116	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.307220	3.628519	9.72%	2,041	2005
	3.343773	3.307220	-1.09%	2,645	2004
	2.321074	3.343773	44.06%	2,810	2003
	3.995569	2.321074	-41.91%	9,437	2002
	6.482069	3.995569	-38.36%	4,880	2001
	10.000000	6.482069	-35.18%	345,272	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.154813	11.119075	9.50%	5,589	2005
	10.239640	10.154813	-0.83%	4,650	2004
	7.076041	10.239640	44.71%	3,409	2003
	10.000000	7.076041	-29.24%	2,796	2002*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	6.918472	8.978130	29.77%	7,760	2005
	5.926958	6.918472	16.73%	7,935	2004
	4.479412	5.926958	32.32%	8,484	2003
	6.134915	4.479412	-26.98%	9,656	2002
	8.147522	6.134915	-24.70%	11,226	2001
	10.000000	8.147522	-18.52%	134,258	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	11.930086	15.490810	29.85%	14,693	2005
	10.218272	11.930086	16.75%	13,499	2004
	7.721869	10.218272	32.33%	10,117	2003
	10.000000	7.721869	-22.78%	4,194	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.055507	15.332818	9.09%	692	2005
	12.166439	14.055507	15.53%	692	2004
	10.000000	12.166439	21.66%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	14.964753	15.953635	6.61%	5,158	2005
	13.138019	14.964753	13.90%	5,123	2004
	10.138201	13.138019	29.59%	5,983	2003
	14.015386	10.138201	-27.66%	5,001	2002
	14.470155	14.015386	-3.14%	2,242	2001
	14.547000	14.470155	-0.53%	9,201	2000
	12.869170	14.547000	13.04%	0	1999
	10.000000	12.869170	28.69%	0	1998*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.900293	9.877916	-0.23%	0	2005
	9.988556	9.900293	-0.88%	0	2004
	10.000000	9.988556	-0.11%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	14.369651	16.075411	11.87%	23,145	2005
	12.562067	14.369651	14.39%	20,829	2004
	9.973058	12.562067	25.96%	15,484	2003
	14.351320	9.973058	-30.51%	10,425	2002
	19.367124	14.351320	-25.90%	4,836	2001
	21.277954	19.367124	-8.98%	72,340	2000
	14.058496	21.277954	51.35%	0	1999
	10.000000	14.058496	40.58%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	13.727268	15.937973	16.10%	3,776	2005
	11.731426	13.727268	17.01%	3,245	2004
	8.829813	11.731426	32.86%	2,980	2003
	11.835638	8.829813	-25.40%	2,086	2002
	12.385684	11.835638	-4.44%	2,061	2001
	12.504542	12.385684	-0.95%	7,226	2000
	11.841583	12.504542	5.60%	274	1999
	10.000000	11.841583	18.42%	0	1998*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.258724	11.832816	5.10%	0	2005
	10.000000	11.258724	12.59%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	15.146727	15.657105	3.37%	37,080	2005
	14.401857	15.146727	5.17%	36,379	2004
	11.182836	14.401857	28.79%	28,660	2003
	15.546364	11.182836	-28.07%	19,758	2002
	18.083324	15.546364	-14.03%	11,291	2001
	18.427568	18.083324	-1.87%	86,633	2000
	13.226671	18.427568	39.32%	440	1999
	10.000000	13.226671	32.27%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.366717	11.655041	12.43%	12,856	2005
	8.845490	10.366717	17.20%	13,789	2004
	6.288389	8.845490	40.66%	16,172	2003
	8.211680	6.288389	-23.42%	19,503	2002
	9.493145	8.211680	-13.50%	9,250	2001
	10.000000	9.493145	-5.07%	18,810	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	16.640631	18.713519	12.46%	9,294	2005
	14.194919	16.640631	17.23%	9,661	2004
	10.000000	14.194919	41.95%	6,238	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	12.529835	13.060178	4.23%	33,344	2005
	11.639025	12.529835	7.65%	32,141	2004
	9.338857	11.639025	24.63%	26,860	2003
	11.693870	9.338857	-20.14%	17,298	2002
	13.236091	11.693870	-11.65%	8,328	2001
	14.751442	13.236091	-10.27%	98,254	2000
	12.323541	14.751442	19.70%	296	1999
	10.000000	12.323541	23.24%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Mid Cap Fund/VA: Non-Service Shares - Q/NQ	14.505376	16.025463	10.48%	22,479	2005
	12.313446	14.505376	17.80%	22,001	2004
	9.968740	12.313446	23.52%	19,338	2003
	14.037370	9.968740	-28.98%	13,680	2002
	20.768575	14.037370	-32.41%	8,761	2001
	23.789077	20.768575	-12.70%	78,695	2000
	13.173548	23.789077	80.58%	315	1999
	10.000000	13.173548	31.74%	0	1998*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	25.116712	27.729876	10.40%	1,810	2005
	23.203314	25.116712	8.25%	1,894	2004
	18.451021	23.203314	25.76%	2,312	2003
	17.176522	18.451021	7.42%	514	2002
	15.863998	17.176522	8.27%	265	2001
	14.479873	15.863998	9.56%	1,368	2000
	11.379681	14.479873	27.24%	0	1999
	10.000000	11.379681	13.80%	0	1998*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	11.728602	12.812473	9.24%	0	2005
	10.158847	11.728602	15.45%	0	2004
	8.106509	10.158847	25.32%	0	2003
	10.000000	8.106509	-18.93%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	6.744070	7.798483	15.63%	680	2005
	5.639279	6.744070	19.59%	619	2004
	4.044559	5.639279	39.43%	558	2003
	5.973855	4.044559	-32.30%	481	2002
	8.594047	5.973855	-30.49%	241	2001
	10.000000	8.594047	-14.06%	5,251	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	23.797997	27.397762	15.13%	9,675	2005
	17.740386	23.797997	34.15%	8,938	2004
	13.117202	17.740386	35.25%	8,055	2003
	13.443112	13.117202	-2.42%	5,773	2002
	12.445148	13.443112	8.02%	2,763	2001
	11.985136	12.445148	3.84%	15,886	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	24.602994	31.941114	29.83%	349	2005
	19.870857	24.602994	23.81%	365	2004
	13.103231	19.870857	51.65%	325	2003
	13.721459	13.103231	-4.51%	328	2002
	14.210596	13.721459	-3.44%	288	2001
	24.853443	14.210596	-42.82%	6,188	2000
	12.616797	24.853443	96.99%	0	1999
	10.000000	12.616797	26.17%	0	1998*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	12.588829	16.327165	29.70%	181	2005
	10.000000	12.588829	25.89%	108	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	18.911846	28.212403	49.18%	0	2005
	15.478646	18.911846	22.18%	0	2004
	10.869895	15.478646	42.40%	105	2003
	11.374685	10.869895	-4.44%	94	2002
	12.915760	11.374685	-11.93%	6	2001
	11.787279	12.915760	9.57%	722	2000
	9.904737	11.787279	19.01%	0	1999
	10.000000	9.904737	-0.95%	0	1998*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	12.446323	18.560497	49.12%	0	2005
	10.000000	12.446323	24.46%	0	2004*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	10.380113	11.102283	6.96%	821	2005
	9.623995	10.380113	7.86%	518	2004
	7.250000	9.623995	32.74%	235	2003
	9.629285	7.250000	-24.71%	0	2002
	9.760791	9.629285	-1.35%	0	2001
	10.037475	9.760791	-2.76%	2,267	2000*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	10.431223	11.068570	6.11%	21,302	2005
	8.971514	10.431223	16.27%	21,202	2004
	6.657970	8.971514	34.75%	19,399	2003
	9.250791	6.657970	-28.03%	14,045	2002
	9.768758	9.250791	-5.30%	8,473	2001
	10.000000	9.768758	-2.31%	15,094	2000*

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Balanced Fund: Series I Shares - Q/NQ	9.871768	10.217567	3.50%	0	2005
	9.340057	9.871768	5.69%	0	2004
	8.165443	9.340057	14.39%	0	2003
	10.020239	8.165443	-18.51%	0	2002
	10.000000	10.020239	0.20%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Blue Chip Fund: Series I Shares - Q/NQ	9.182116	9.342267	1.74%	0	2005
	8.923840	9.182116	2.89%	0	2004
	7.254082	8.923840	23.02%	0	2003
	9.994374	7.254082	-27.42%	0	2002
	10.000000	9.994374	-0.06%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	10.217319	10.931635	6.99%	0	2005
	9.748101	10.217319	4.81%	0	2004
	7.656354	9.748101	27.32%	0	2003
	10.296909	7.656354	-25.64%	0	2002
	10.000000	10.296909	2.97%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	8.841455	9.183089	3.86%	0	2005
	8.503524	8.841455	3.97%	0	2004
	6.915936	8.503524	22.96%	0	2003
	10.088401	6.915936	-31.45%	0	2002
	10.000000	10.088401	0.88%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Stock Fund: Series I Shares - Q/NQ	10.805742	11.186877	3.53%	0	2005
	10.087820	10.805742	7.12%	0	2004
	8.247966	10.087820	22.31%	0	2003
	9.939642	8.247966	-17.02%	0	2002
	10.000000	9.939642	-0.60%	0	2001*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	12.629688	14.641528	15.93%	0	2005
	10.360852	12.629688	21.90%	0	2004
	8.166527	10.360852	26.87%	0	2003
	10.000000	8.166527	-18.33%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.653346	9.929177	2.86%	4,745	2005
	8.691036	9.653346	11.07%	3,367	2004
	6.834929	8.691036	27.16%	3,530	2003
	8.623786	6.834929	-20.74%	3,516	2002
	9.573565	8.623786	-9.92%	862	2001
	10.894734	9.573565	-12.13%	80,837	2000
	10.000000	10.894734	8.95%	149	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	9.434597	10.503984	11.33%	605	2005
	8.351354	9.434597	12.97%	605	2004
	6.823270	8.351354	22.40%	627	2003
	8.717309	6.823270	-21.73%	823	2002
	12.522513	8.717309	-30.39%	1,106	2001
	15.314929	12.522513	-18.23%	51,099	2000
	10.000000	15.314929	53.15%	0	1999*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	11.107999	12.350255	11.18%	661	2005
	9.819250	11.107999	13.12%	629	2004
	8.022584	9.819250	22.40%	734	2003
	10.000000	8.022584	-19.77%	2,187	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.614759	10.660808	0.43%	0	2005
	9.756701	10.614759	8.79%	0	2004
	7.946664	9.756701	22.78%	0	2003
	10.000000	7.946664	-20.53%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	13.839011	14.289251	3.25%	21,358	2005
	12.313381	13.839011	12.39%	23,820	2004
	9.713280	12.313381	26.77%	19,037	2003
	11.308628	9.713280	-14.11%	21,467	2002
	10.197744	11.308628	10.89%	2,512	2001
	8.780117	10.197744	16.15%	4,312	2000
	10.000000	8.780117	-12.20%	49	1999*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.615502	10.598601	-0.16%	359	2005
	10.206041	10.615502	4.01%	191	2004
	10.000000	10.206041	2.06%	190	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	10.693083	11.223242	4.96%	34,756	2005
	9.720235	10.693083	10.01%	38,504	2004
	7.880599	9.720235	23.34%	41,191	2003
	10.180953	7.880599	-22.59%	42,136	2002
	10.000000	10.180953	1.81%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF	10.848498	11.400999	5.09%	159	2005
	9.751215	10.848498	11.25%	319	2004
	8.024406	9.751215	21.52%	299	2003
	10.158964	8.024406	-21.01%	206	2002
	10.000000	10.158964	1.59%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BB&T Variable Insurance Funds - BB&T Large Cap Growth VIF	9.191852	9.206320	0.16%	181	2005
	8.852597	9.191852	3.83%	352	2004
	7.034366	8.852597	25.85%	329	2003
	10.292529	7.034366	-31.66%	228	2002
	10.000000	10.292529	2.93%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	12.743540	14.329058	12.44%	128	2005
	11.061856	12.743540	15.20%	110	2004
	8.239881	11.061856	34.25%	88	2003
	10.478351	8.239881	-21.36%	0	2002
	10.000000	10.478351	4.78%	0	2001*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	9.514010	10.862701	14.18%	0	2005
	8.202843	9.514010	15.98%	0	2004
	5.651258	8.202843	45.15%	0	2003
	8.731633	5.651258	-35.28%	0	2002
	12.448592	8.731633	-29.86%	0	2001
	15.621586	12.448592	-20.31%	0	2000
	10.000000	15.621586	56.22%	0	1999*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	9.472623	10.936012	15.45%	0	2005
	8.398286	9.472623	12.79%	0	2004
	6.419202	8.398286	30.83%	0	2003
	8.153235	6.419202	-21.27%	0	2002
	10.672586	8.153235	-23.61%	0	2001
	14.650223	10.672586	-27.15%	0	2000
	10.000000	14.650223	46.50%	0	1999*

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	10.101697	10.739166	6.31%	166	2005
	9.229428	10.101697	9.45%	388	2004
	7.501271	9.229428	23.04%	388	2003
	9.922893	7.501271	-24.40%	166	2002
	10.000956	9.922893	-0.78%	166	2001
	9.340613	10.000956	7.07%	153	2000
	10.000000	9.340613	-6.59%	125	1999*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.312807	12.979641	5.42%	2,520	2005
	10.276639	12.312807	19.81%	2,413	2004
	7.587564	10.276639	35.44%	1,122	2003
	10.000000	7.587564	-24.12%	259	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	7.134773	7.267419	1.86%	4,357	2005
	6.833733	7.134773	4.41%	5,187	2004
	5.517158	6.833733	23.86%	5,400	2003
	7.899217	5.517158	-30.16%	6,948	2002
	10.380157	7.899217	-23.90%	6,672	2001
	11.868131	10.380157	-12.54%	73,354	2000
	10.000000	11.868131	18.68%	275	1999*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	8.702901	8.956764	2.92%	55,134	2005
	8.001922	8.702901	8.76%	56,919	2004
	6.341490	8.001922	26.18%	57,437	2003
	8.309551	6.341490	-23.68%	58,205	2002
	9.626823	8.309551	-13.68%	31,998	2001
	10.794215	9.626823	-10.81%	516,096	2000
	10.000000	10.794215	7.94%	650	1999*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.928061	9.160955	2.61%	5,394	2005
	8.646151	8.928061	3.26%	6,202	2004
	7.258882	8.646151	19.11%	5,581	2003
	8.866534	7.258882	-18.13%	3,549	2002
	9.946799	8.866534	-10.86%	1,307	2001
	10.184154	9.946799	-2.33%	21,108	2000
	10.000000	10.184154	1.84%	622	1999*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	12.000799	12.481750	4.01%	0	2005
	10.964834	12.000799	9.45%	0	2004
	8.470065	10.964834	29.45%	0	2003
	10.654197	8.470065	-20.50%	0	2002
	10.000000	10.654197	6.54%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	13.699354	15.068366	9.99%	0	2005
	11.611274	13.699274	17.98%	0	2004
	8.662534	11.611274	34.04%	0	2003
	10.040088	8.662534	-13.72%	0	2002
	10.000000	10.040088	0.40%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.663894	12.610701	-0.42%	27,352	2005
	12.432845	12.663894	1.86%	28,066	2004
	12.086367	12.432845	2.87%	39,433	2003
	11.248475	12.086367	7.45%	34,905	2002
	10.594913	11.248475	6.17%	11,699	2001
	9.757496	10.594913	8.58%	6,478	2000
	10.000000	9.757496	-2.43%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity - Income Portfolio: Service Class - Q/NQ	10.574610	10.993905	3.97%	49,084	2005
	9.658120	10.574610	9.49%	49,360	2004
	7.544918	9.658120	28.01%	41,251	2003
	9.247408	7.544918	-18.41%	38,284	2002
	9.912757	9.247408	-6.71%	14,079	2001
	9.309967	9.912757	6.47%	28,435	2000
	10.000000	9.309967	-6.90%	351	1999*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	7.919648	8.227083	3.88%	34,508	2005
	7.801994	7.919648	1.51%	31,265	2004
	5.977313	7.801994	30.53%	38,242	2003
	8.711728	5.977313	-31.39%	43,657	2002
	10.773174	8.711728	-19.13%	25,666	2001
	12.322268	10.773174	-12.57%	693,445	2000
	10.000000	12.322268	23.22%	777	1999*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.717634	8.786070	0.79%	10,902	2005
	8.101344	8.717634	7.61%	8,030	2004
	6.490761	8.101344	24.81%	20,151	2003
	6.372448	6.490761	1.86%	10,990	2002
	7.358723	6.372448	-13.40%	1,403	2001
	9.672582	7.358723	-23.92%	25,504	2000
	10.000000	9.672582	-3.27%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	9.876226	11.550783	16.96%	5,669	2005
	8.852908	9.876226	11.56%	5,669	2004
	6.288770	8.852908	40.77%	5,669	2003
	8.031546	6.288770	-21.70%	5,669	2002
	10.379362	8.031546	-22.62%	3,499	2001
	13.058898	10.379362	-20.52%	6,962	2000
	10.000000	13.058898	30.59%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.110746	14.158574	16.91%	2,275	2005
	10.855078	12.110746	11.57%	1,282	2004
	7.708483	10.855078	40.82%	904	2003
	10.000000	7.708483	-22.92%	683	2002*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	11.347721	13.034847	14.87%	33,915	2005
	10.008646	11.347721	13.38%	31,566	2004
	7.932488	10.008646	26.17%	35,878	2003
	8.909469	7.932488	-10.97%	30,376	2002
	10.343090	8.909469	-13.86%	21,084	2001
	11.278366	10.343090	-8.29%	75,580	2000
	10.000000	11.278366	12.78%	190	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.358379	10.394591	0.35%	86	2005
	10.101245	10.358379	2.55%	0	2004
	10.000000	10.101245	1.01%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	6.957979	7.446189	7.02%	854	2005
	6.611555	6.957979	5.24%	2,330	2004
	5.187189	6.611555	27.46%	2,280	2003
	6.758171	5.187189	-23.25%	2,292	2002
	8.036133	6.758171	-15.90%	1,995	2001
	9.869824	8.036133	-18.58%	18,134	2000
	10.000000	9.869824	-1.30%	122	1999*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	12.902636	13.007946	0.82%	197	2005
	11.515065	12.902636	12.05%	751	2004
	7.423709	11.515065	55.11%	395	2003
	10.000000	7.423709	-25.76%	787	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class I - Q/NQ	11.939228	12.966422	8.60%	0	2005
	10.217328	11.939228	16.85%	0	2004
	7.841336	10.217328	30.30%	0	2003
	10.000000	7.841336	-21.59%	0	2002*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	11.797727	11.873788	0.64%	10,201	2005
	10.901080	11.797727	8.23%	22,698	2004
	9.069535	10.901080	20.19%	11,558	2003
	8.938092	9.069535	1.47%	5,466	2002
	8.725646	8.938092	2.43%	174	2001
	9.676620	8.725646	-9.83%	4,990	2000
	10.000000	9.676620	-3.23%	0	1999*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.421681	4.22%	901	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class I - Q/NQ	12.992081	16.940420	30.39%	0	2005
	10.946077	12.992081	18.69%	0	2004
	6.737713	10.946077	62.46%	0	2003
	8.085801	6.737713	-16.67%	0	2002
	8.676322	8.085801	-6.81%	0	2001
	10.000000	8.676322	-13.24%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Emerging Markets Fund: Class III - Q/NQ	14.431753	18.820135	30.41%	867	2005
	12.157699	14.431753	18.70%	545	2004
	7.485519	12.157699	62.42%	68	2003
	10.000000	7.485519	-25.14%	30	2002*

GVIT Gartmore GVIT Global Financial Services Fund: Class III - Q/NQ	14.536085	15.885982	9.29%	433	2005
	12.208133	14.536085	19.07%	633	2004
	8.779218	12.208133	39.06%	991	2003
	10.000000	8.779218	-12.21%	1,747	2002*

GVIT Gartmore GVIT Global Health Sciences Fund: Class III - Q/NQ	11.981156	12.770201	6.59%	334	2005
	11.301852	11.981156	6.01%	383	2004
	8.406045	11.301852	34.45%	70	2003
	10.000000	8.406045	-15.94%	611	2002*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class I - Q/NQ	2.968897	2.903481	-2.20%	945	2005
	2.895359	2.968897	2.54%	945	2004
	1.897376	2.895359	52.60%	945	2003
	3.373545	1.897376	-43.76%	945	2002
	5.992673	3.373545	-43.71%	821	2001
	10.000000	5.992673	-40.07%	616	2000*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class III - Q/NQ	11.114218	10.869772	-2.20%	1,834	2005
	10.842520	11.114218	2.51%	1,133	2004
	7.107282	10.842520	52.56%	1,211	2003
	10.000000	7.107282	-28.93%	255	2002*

GVIT Gartmore GVIT Global Utilities Fund: Class III - Q/NQ	12.318634	12.894331	4.67%	290	2005
	9.643548	12.318634	27.74%	0	2004
	7.900585	9.643548	22.06%	0	2003
	10.000000	7.900585	-20.99%	0	2002*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	12.607632	12.798374	1.51%	26,074	2005
	12.420485	12.607632	1.51%	27,101	2004
	12.387519	12.420485	0.27%	41,960	2003
	11.354552	12.387519	9.10%	43,785	2002
	10.770572	11.354552	5.42%	14,360	2001
	9.735132	10.770572	10.64%	29,427	2000
	10.000000	9.735132	-2.65%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Growth Fund: Class I - Q/NQ	4.813650	5.039656	4.70%	854	2005
	4.527588	4.813650	6.32%	1,153	2004
	3.469794	4.527588	30.49%	1,153	2003
	4.952256	3.469794	-29.94%	1,892	2002
	7.011148	4.952256	-29.37%	980	2001
	9.707627	7.011148	-27.78%	29,462	2000
	10.000000	9.707627	-2.92%	42	1999*

GVIT Gartmore GVIT International Growth Fund: Class III - Q/NQ	11.583693	14.823511	27.97%	765	2005
	10.304923	11.583693	12.41%	0	2004
	7.746056	10.304923	33.03%	0	2003
	10.000000	7.746056	-22.54%	0	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.793259	10.961134	1.56%	16,568	2005
	10.491789	10.793259	2.87%	16,817	2004
	9.891153	10.491789	6.07%	15,195	2003
	10.000000	9.891153	-1.09%	7,921	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.172292	11.475585	2.71%	4,724	2005
	10.606188	11.172292	5.34%	3,411	2004
	9.489589	10.606188	11.77%	11,225	2003
	10.000000	9.489589	-5.10%	1,689	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.430176	11.836907	3.56%	68,124	2005
	10.615527	11.430176	7.67%	69,574	2004
	8.995312	10.615527	18.01%	53,901	2003
	10.000000	8.995312	-10.05%	26,488	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.728326	12.344896	5.26%	26,550	2005
	10.643945	11.728326	10.19%	22,751	2004
	8.549857	10.643945	24.49%	21,718	2003
	10.000000	8.549857	-14.50%	2,609	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.913697	12.640673	6.10%	4,543	2005
	10.628853	11.913697	12.09%	2,117	2004
	8.199498	10.628853	29.63%	2,580	2003
	10.000000	8.199498	-18.01%	139	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Mid Cap Growth Fund: Class I - Q/NQ	8.076529	8.713100	7.88%	3,173	2005
	7.123587	8.076529	13.38%	1,943	2004
	5.171167	7.123587	37.76%	1,826	2003
	8.352516	5.171167	-38.09%	2,518	2002
	12.194050	8.352516	-31.50%	325	2001
	14.658438	12.194050	-16.81%	46,522	2000
	10.000000	14.658438	46.58%	126	1999*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	10.568302	10.666317	0.93%	10,377	2005
	10.664538	10.568302	-0.90%	18,596	2004
	10.781517	10.664538	-1.08%	16,022	2003
	10.836691	10.781517	-0.51%	39,489	2002
	10.641677	10.836691	1.83%	5,171	2001
	10.209430	10.641677	4.23%	26,570	2000
	10.000000	10.209430	2.09%	599	1999

GVIT Gartmore GVIT Nationwide Fund: Class I - Q/NQ	9.026851	9.534200	5.62%	21,580	2005
	8.367042	9.026851	7.89%	22,791	2004
	6.675091	8.367042	25.35%	20,122	2003
	8.216536	6.675091	-18.76%	22,224	2002
	9.480069	8.216536	-13.33%	16,736	2001
	9.851989	9.480069	-3.78%	61,404	2000
	10.000000	9.851989	-1.48%	444	1999*

GVIT Gartmore GVIT Nationwide Leaders Fund: Class III - Q/NQ	13.105683	14.210586	8.43%	94	2005
	11.225121	13.105683	16.75%	83	2004
	9.092017	11.225121	23.46%	0	2003
	10.000000	9.092017	-9.08%	518	2002*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III - Q/NQ	12.352522	13.599140	10.09%	0	2005
	11.175255	12.352522	10.53%	0	2004
	7.459677	11.175255	49.81%	78	2003
	10.000000	7.459677	-25.40%	0	2002*

GVIT Gartmore Worldwide Leaders Fund: Class I - Q/NQ	8.578434	10.063836	17.32%	1,023	2005
	7.544804	8.578434	13.70%	1,292	2004
	5.641033	7.554804	33.75%	1,798	2003
	7.691601	5.641033	-26.66%	1,876	2002
	9.638561	7.691601	-20.20%	468	2001
	11.182210	9.638561	-13.80%	1,831	2000
	10.000000	11.182210	11.82%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Worldwide Leaders Fund: Class III - Q/NQ	15.383743	18.047559	17.32%	0	2005
	13.530129	15.383743	13.70%	0	2004
	10.000000	13.530129	35.30%	0	2003*

GVIT GVIT International Value Fund: Class III - Q/NQ	16.258970	17.909961	10.15%	255	2005
	13.753445	16.258970	18.22%	0	2004
	10.000000	13.753445	37.53%	0	2003*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	15.768301	17.376513	10.20%	5,769	2005
	13.860424	15.768301	13.76%	4,944	2004
	10.471383	13.860424	32.36%	6,250	2003
	12.577501	10.471383	-16.75%	4,455	2002
	12.965645	12.577501	-2.99%	3,366	2001
	11.447800	12.965645	13.26%	14,853	2000
	10.000000	11.447800	14.48%	0	1999*

GVIT GVIT Small Cap Growth Fund: Class I - Q/NQ	14.126052	15.010175	6.26%	4,603	2005
	12.670461	14.126052	11.49%	4,012	2004
	9.599855	12.670461	31.99%	4,653	2003
	14.639366	9.599855	-34.42%	4,707	2002
	16.705019	14.639366	-12.37%	1,290	2001
	20.270503	16.705019	-17.59%	17,525	2000
	10.000000	20.270503	102.71%	12	1999*

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	20.523009	20.795111	1.33%	9,705	2005
	17.798875	20.523009	15.31%	10,506	2004
	11.543278	17.798875	54.19%	11,576	2003
	16.122666	11.543278	-28.40%	13,529	2002
	12.787277	16.122666	26.08%	2,437	2001
	11.697140	12.787277	9.32%	9,827	2000
	10.000000	11.697140	16.97%	20	1999*

GVIT GVIT Small Company Fund: Class I - Q/NQ	18.275241	20.178364	10.41%	7,681	2005
	15.619903	18.275241	17.00%	7,857	2004
	11.268207	15.619903	38.62%	6,212	2003
	13.866158	11.268207	-18.74%	5,763	2002
	15.121378	13.866158	-8.30%	3,317	2001
	14.124755	15.121378	7.06%	29,276	2000
	10.000000	14.124755	41.25%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT J.P. Morgan GVIT Balanced Fund: Class I - Q/NQ	9.409927	9.485599	0.80%	6,854	2005
	8.823429	9.409927	6.65%	6,463	2004
	7.580114	8.823429	16.40%	6,436	2003
	8.794081	7.580114	-13.80%	5,740	2002
	9.288391	8.794081	-5.32%	495	2001
	9.481422	9.288391	-2.04%	7,976	2000
	10.000000	9.481422	-5.19%	77	1999*

GVIT Van Kampen GVIT Comstock Value Fund: Class I - Q/NQ	8.979694	9.202382	2.48%	13,814	2005
	7.774478	8.979694	15.50%	11,212	2004
	6.017346	7.774478	29.20%	10,098	2003
	8.177730	6.017346	-26.42%	12,399	2002
	9.471062	8.177730	-13.66%	2,555	2001
	10.778958	9.471062	-12.13%	18,859	2000
	10.000000	10.778958	7.79%	102	1999*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	12.805314	12.862646	0.45%	3,941	2005
	12.227805	12.805314	4.72%	3,948	2004
	11.094926	12.227805	10.21%	2,766	2003
	10.527978	11.094926	5.39%	2,610	2002
	10.280419	10.527978	2.41%	294	2001
	9.897603	10.280419	3.87%	20,119	2000
	10.000000	9.897603	-1.02%	0	1999*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	11.354868	12.190722	7.36%	3,268	2005
	10.000000	11.354868	13.55%	280	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.055157	7.806451	10.65%	17,330	2005
	6.083963	7.055157	15.96%	23,324	2004
	5.147573	6.083963	18.19%	37,103	2003
	6.228852	5.147573	-17.36%	36,846	2002
	8.107133	6.228852	-23.17%	30,712	2001
	10.000000	8.107133	-18.93%	149,321	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.298923	3.617587	9.66%	803	2005
	3.337081	3.298923	-1.14%	2,581	2004
	2.317610	3.337081	43.99%	2,581	2003
	3.991639	2.317610	-41.94%	3,002	2002
	6.479020	3.991639	-38.39%	4,042	2001
	10.000000	6.479020	-35.21%	139,929	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.141036	11.098352	9.44%	299	2005
	10.230953	10.141036	-0.88%	100	2004
	7.073630	10.230953	44.64%	48	2003
	10.000000	7.073630	-29.26%	3	2002*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	6.901163	8.951137	29.70%	387	2005
	5.915144	6.901163	16.67%	2,907	2004
	4.472745	5.915144	32.25%	3,138	2003
	6.128895	4.472745	-27.02%	3,138	2002
	8.143702	6.128895	-24.74%	3,492	2001
	10.000000	8.143702	-18.56%	102,585	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	11.913909	15.461983	29.78%	847	2005
	10.209599	11.913909	16.69%	790	2004
	7.719236	10.209599	32.26%	444	2003
	10.000000	7.719236	-22.81%	308	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.043607	15.312069	9.03%	167	2005
	12.162319	14.043607	15.47%	0	2004
	10.000000	12.162319	21.62%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	10.228883	10.899300	6.55%	1,165	2005
	8.984815	10.228883	13.85%	611	2004
	6.936818	8.984815	29.52%	631	2003
	9.594571	6.936818	-27.70%	631	2002
	9.910972	9.594571	-3.19%	958	2001
	9.968645	9.910972	-0.58%	5,339	2000
	10.000000	9.968645	-0.31%	22	1999*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.891887	9.864528	-0.28%	6,632	2005
	9.985156	9.891887	-0.93%	1,103	2004
	10.000000	9.985156	-0.15%	1,103	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	10.282120	11.496834	11.81%	4,730	2005
	8.993282	10.282120	14.33%	5,893	2004
	7.143412	8.993282	25.90%	8,950	2003
	10.284686	7.143412	-30.54%	7,617	2002
	13.886316	10.284686	-25.94%	7,969	2001
	15.261190	13.886316	-9.03%	51,989	2000
	10.000000	15.261190	52.64%	118	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	10.407471	12.077412	16.05%	827	2005
	8.898815	10.407471	16.95%	64	2004
	6.701201	8.898815	32.79%	64	2003
	8.986985	6.701201	-25.43%	209	2002
	9.409456	8.986985	-4.49%	64	2001
	9.504551	9.409456	-1.00%	5,477	2000
	10.000000	9.504551	-4.95%	23	1999*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.254941	11.822846	5.05%	0	2005
	10.000000	11.254941	12.55%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	10.461119	10.808133	3.32%	24,904	2005
	9.951728	10.461119	5.12%	28,853	2004
	7.731297	9.951728	28.72%	24,323	2003
	10.753519	7.731297	-28.10%	16,418	2002
	12.514763	10.753519	-14.07%	3,951	2001
	12.759449	12.514763	-1.92%	340,844	2000
	10.000000	12.759449	27.59%	603	1999*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.342152	11.621530	12.37%	5,511	2005
	8.829014	10.342152	17.14%	5,514	2004
	6.279861	8.829014	40.59%	8,489	2003
	8.204726	6.279861	-23.46%	10,760	2002
	9.489961	8.204726	-13.54%	892	2001
	10.000000	9.489961	-5.10%	23,412	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	16.626541	18.688207	12.40%	7,722	2005
	14.190099	16.626541	17.17%	8,313	2004
	10.000000	14.190099	41.90%	4,956	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.137147	9.519072	4.18%	24,796	2005
	8.491851	9.137147	7.60%	23,524	2004
	6.817103	8.491851	24.57%	22,797	2003
	8.540552	6.817103	-20.18%	23,992	2002
	9.671852	8.540552	-11.70%	17,184	2001
	10.784586	9.671852	-10.32%	53,371	2000
	10.000000	10.784586	7.85%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Mid Cap Fund/VA: Non-Service Shares - Q/NQ	9.774156	10.792970	10.42%	11,988	2005
	8.301377	9.774156	17.74%	13,580	2004
	6.724059	8.301377	23.46%	14,261	2003
	9.473229	6.724059	-29.02%	14,241	2002
	14.023027	9.473229	-32.45%	9,945	2001
	16.070617	14.023027	-12.74%	76,715	2000
	10.000000	16.070617	60.71%	444	1999*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	19.396867	21.404075	10.35%	2,354	2005
	17.928317	19.396867	8.19%	2,422	2004
	14.263644	17.928317	25.69%	3,308	2003
	13.285149	14.263644	7.37%	1,358	2002
	12.276257	13.285149	8.22%	0	2001
	11.210825	12.276257	9.50%	198	2000
	10.000000	11.210825	12.11%	0	1999*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	11.712706	12.788621	9.19%	0	2005
	10.150241	11.712706	15.39%	0	2004
	8.103758	10.150241	25.25%	0	2003
	10.000000	8.103758	-18.96%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	6.728088	7.776058	15.58%	1,292	2005
	5.628773	6.728088	19.53%	0	2004
	4.039063	5.628773	39.36%	0	2003
	5.968779	4.039063	-32.33%	0	2002
	8.591151	5.968779	-30.52%	0	2001
	10.000000	8.591151	-14.09%	213	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	21.652466	24.915071	15.07%	10,575	2005
	16.149186	21.652466	34.08%	10,446	2004
	11.946728	16.149186	35.18%	15,733	2003
	12.249784	11.946728	-2.47%	14,856	2002
	11.346213	12.249784	7.96%	6,509	2001
	10.928322	11.346213	3.82%	3,052	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	15.400121	19.983261	29.76%	246	2005
	12.444385	15.400121	23.75%	246	2004
	8.210254	12.444385	51.57%	192	2003
	8.602001	8.210254	-4.55%	192	2002
	8.913211	8.602001	-3.49%	192	2001
	15.596564	8.913211	-42.85%	8,060	2000
	10.000000	15.596564	55.97%	16	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	12.584599	16.313414	29.63%	0	2005
	10.000000	12.584599	25.85%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	15.982999	23.831127	49.10%	960	2005
	13.088136	15.982999	22.12%	1,145	2004
	9.195824	13.088136	42.33%	1,478	2003
	9.627768	9.195824	-4.49%	1,035	2002
	10.937759	9.627768	-11.98%	60	2001
	9.987144	10.937759	9.52%	253	2000
	10.000000	9.987144	-0.13%	23	1999*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	12.442137	18.544874	49.05%	0	2005
	10.000000	12.442137	24.42%	0	2004*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	10.351193	11.065737	6.90%	0	2005
	9.602053	10.351193	7.80%	0	2004
	7.237144	9.602053	32.68%	0	2003
	9.617102	7.237144	-24.75%	0	2002
	9.753435	9.617102	-1.40%	0	2001
	10.034955	9.753435	-2.81%	8,032	2000*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	10.406493	11.036738	6.06%	11,642	2005
	8.954792	10.406493	16.21%	12,156	2004
	6.648942	8.954792	34.68%	16,398	2003
	9.242958	6.648942	-28.06%	15,968	2002
	9.765480	9.242958	-5.35%	5,490	2001
	10.000000	9.765480	-2.57%	12,220	2000*

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Balanced Fund: Series I Shares - Q/NQ	9.856105	10.196171	3.45%	0	2005
	9.329982	9.856105	5.64%	0	2004
	8.160777	9.329982	14.33%	0	2003
	10.019613	8.160777	-18.55%	0	2002
	10.000000	10.019613	0.20%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Blue Chip Fund: Series I Shares - Q/NQ	9.167531	9.322704	1.69%	0	2005
	8.914193	9.167531	2.84%	0	2004
	7.249928	8.914193	22.96%	0	2003
	9.993744	7.249928	-27.46%	0	2002
	10.000000	9.993744	-0.06%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	10.201088	10.908732	6.94%	0	2005
	9.737564	10.201088	4.76%	0	2004
	7.651978	9.737564	27.26%	0	2003
	10.296263	7.651978	-25.68%	0	2002
	10.000000	10.296263	2.96%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	8.827403	9.163843	3.81%	0	2005
	8.494331	8.827403	3.92%	0	2004
	6.911975	8.494331	22.89%	0	2003
	10.087767	6.911975	-31.48%	0	2002
	10.000000	10.087767	0.88%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Stock Fund: Series I Shares - Q/NQ	10.788568	11.163427	3.47%	0	2005
	10.076920	10.788568	7.06%	0	2004
	8.243243	10.076920	22.24%	0	2003
	9.939018	8.243243	-17.06%	0	2002
	10.000000	9.939018	-0.61%	0	2001*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	12.612558	14.614266	15.87%	0	2005
	10.352056	12.612558	21.84%	0	2004
	8.163744	10.352056	26.81%	0	2003
	10.000000	8.163744	-18.36%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.625539	9.895561	2.81%	14,298	2005
	8.670410	9.625539	11.02%	14,405	2004
	6.822181	8.670410	27.09%	12,449	2003
	8.612091	6.822181	-20.78%	4,488	2002
	9.565494	8.612091	-9.97%	3,483	2001
	10.891060	9.565494	-12.17%	2,578	2000
	10.000000	10.891060	8.91%	375	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	9.407439	10.468429	11.28%	29	2005
	8.331561	9.407439	12.91%	29	2004
	6.810559	8.331561	22.33%	29	2003
	8.705508	6.810559	-21.77%	319	2002
	12.511970	8.705508	-30.42%	475	2001
	15.309779	12.511970	-18.27%	2,585	2000
	10.000000	15.309779	53.10%	0	1999*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	11.092933	12.327246	11.13%	225	2005
	9.810925	11.092933	13.07%	393	2004
	8.019853	9.810925	22.33%	885	2003
	10.000000	8.019853	-19.80%	170	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.600340	10.640922	0.38%	1,380	2005
	9.748406	10.600340	8.74%	1,305	2004
	7.943949	9.748406	22.71%	1,430	2003
	10.000000	7.943949	-20.56%	429	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	13.799188	14.240913	3.20%	26,092	2005
	12.284189	13.799188	12.33%	33,797	2004
	9.695180	12.284189	26.70%	31,456	2003
	11.293308	9.695180	-14.15%	21,384	2002
	10.189139	11.293308	10.84%	3,649	2001
	8.777154	10.189139	16.09%	4,393	2000
	10.000000	8.777154	-12.23%	132	1999*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.606483	10.584226	-0.21%	220	2005
	10.202557	10.606483	3.96%	219	2004
	10.000000	10.202557	2.03%	218	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	10.676099	11.199733	4.90%	0	2005
	9.709724	10.676099	9.95%	0	2004
	7.876086	9.709724	23.28%	0	2003
	10.180312	7.876086	-22.63%	0	2002
	10.000000	10.180312	1.80%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BB&T Variable Insurance Funds - BB&T Large Cap VIF	10.831268	11.377130	5.04%	0	2005
	9.740686	10.831268	11.20%	0	2004
	8.019809	9.740686	21.46%	0	2003
	10.158329	8.019809	-21.05%	0	2002
	10.000000	10.158329	1.58%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap Growth VIF	9.177247	9.187017	0.11%	878	2005
	8.843026	9.177247	3.78%	878	2004
	7.030339	8.843026	25.78%	347	2003
	10.291889	7.030339	-31.69%	0	2002
	10.000000	10.291889	2.92%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	12.723319	14.299073	12.38%	1,108	2005
	11.049919	12.723319	15.14%	1,108	2004
	8.235164	11.049919	34.18%	447	2003
	10.477696	8.235164	-21.40%	0	2002
	10.000000	10.477696	4.78%	0	2001*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	9.486631	10.825953	14.12%	0	2005
	8.183411	9.486631	15.93%	0	2004
	5.640729	8.183411	45.08%	0	2003
	8.719797	5.640729	-35.31%	0	2002
	12.438107	8.719797	-29.89%	0	2001
	15.616326	12.438107	-20.35%	0	2000
	10.000000	15.616326	56.16%	0	1999*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	9.445370	10.899016	15.39%	0	2005
	8.378380	9.445370	12.74%	0	2004
	6.407248	8.378380	30.76%	0	2003
	8.142192	6.407248	-21.31%	0	2002
	10.663588	8.142192	-23.64%	0	2001
	14.645295	10.663588	-27.19%	0	2000
	10.000000	14.645295	46.45%	0	1999*

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	10.072607	10.702812	6.26%	0	2005
	9.207534	10.072607	9.40%	0	2004
	7.487286	9.207534	22.98%	261	2003
	9.909449	7.487286	-24.44%	397	2002
	9.992513	9.909449	-0.83%	261	2001
	9.337456	9.992513	7.02%	261	2000
	10.000000	9.337456	-6.63%	53	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.296116	12.955471	5.36%	1,077	2005
	10.267923	12.296116	19.75%	1,712	2004
	7.584974	10.267923	35.37%	1,314	2003
	10.000000	7.584974	-24.15%	704	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	7.114235	7.242824	1.81%	859	2005
	6.817526	7.114235	4.35%	669	2004
	5.506865	6.817526	23.80%	775	2003
	7.888512	5.506865	-30.19%	973	2002
	10.371408	7.888512	-23.94%	609	2001
	11.864126	10.371408	-12.58%	8,632	2000
	10.000000	11.864126	18.64%	194	1999*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	8.677868	8.926469	2.86%	29,658	2005
	7.982961	8.677868	8.70%	64,815	2004
	6.329672	7.982961	26.12%	37,978	2003
	8.298290	6.329672	-23.72%	32,503	2002
	9.618706	8.298290	-13.73%	3,061	2001
	10.790571	9.618706	-10.86%	21,949	2000
	10.000000	10.790571	7.91%	820	1999*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.902348	9.129937	2.56%	3,529	2005
	8.625637	8.902348	3.21%	3,759	2004
	7.245341	8.625637	19.05%	3,528	2003
	8.854519	7.245341	-18.17%	2,064	2002
	9.938414	8.854519	-10.91%	2,983	2001
	10.180717	9.938414	-2.38%	3,285	2000
	10.000000	10.180717	1.81%	192	1999*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	11.981745	12.455606	3.95%	0	2005
	10.952996	11.981745	9.39%	0	2004
	8.465218	10.952996	29.39%	0	2003
	10.653528	8.465218	-20.54%	0	2002
	10.000000	10.653528	6.54%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	13.677592	15.036813	9.94%	0	2005
	11.598729	13.677592	17.92%	0	2004
	8.657580	11.598729	33.97%	0	2003
	10.039461	8.657580	-13.76%	0	2002
	10.000000	10.039461	0.39%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.627451	12.568036	-0.47%	21,700	2005
	12.403369	12.627451	1.81%	28,563	2004
	12.063856	12.403369	2.81%	26,890	2003
	11.233244	12.063856	7.39%	19,254	2002
	10.585977	11.233244	6.11%	3,243	2001
	9.754195	10.585977	8.53%	1,420	2000
	10.000000	9.754195	-2.46%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Equity - Income Portfolio: Service Class - Q/NQ	10.544204	10.956738	3.91%	65,921	2005
	9.635243	10.544204	9.43%	66,534	2004
	7.530864	9.635243	27.94%	27,749	2003
	9.234883	7.530864	-18.45%	11,115	2002
	9.904395	9.234883	-6.76%	2,518	2001
	9.306820	9.904395	6.42%	663	2000
	10.000000	9.306820	-6.93%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	7.896862	8.199242	3.83%	8,551	2005
	7.783505	7.896862	1.46%	8,437	2004
	5.966173	7.783505	30.46%	8,452	2003
	8.699922	5.966173	-31.42%	8,533	2002
	10.764092	8.699922	-19.18%	2,367	2001
	12.318116	10.764092	-12.62%	18,290	2000
	10.000000	12.318116	23.18%	205	1999*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.692546	8.756341	0.73%	21,122	2005
	8.082144	8.692546	7.55%	22,726	2004
	6.478666	8.082144	24.75%	19,596	2003
	6.363800	6.478666	1.80%	3,668	2002
	7.352510	6.363800	-13.45%	1,613	2001
	9.669314	7.352510	-23.96%	2,734	2000
	10.000000	9.669314	-3.31%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	9.847782	11.511681	16.90%	0	2005
	8.831911	9.847782	11.50%	0	2004
	6.277043	8.831911	40.70%	0	2003
	8.020658	6.277043	-21.74%	0	2002
	10.370604	8.020658	-22.66%	0	2001
	13.054491	10.370604	-20.56%	1,753	2000
	10.000000	13.054491	30.54%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.094330	14.132218	16.85%	0	2005
	10.845870	12.094330	11.51%	0	2004
	7.705852	10.845870	40.75%	0	2003
	10.000000	7.705852	-22.94%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	11.315079	12.990759	14.81%	30,788	2005
	9.984934	11.315079	13.32%	29,661	2004
	7.917710	9.984934	26.11%	29,827	2003
	8.897411	7.917710	-11.01%	9,287	2002
	10.334368	8.897411	-13.90%	575	2001
	11.274564	10.334368	-8.34%	7,956	2000
	10.000000	11.274564	12.75%	271	1999*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.349600	10.380507	0.30%	0	2005
	10.097816	10.349600	2.49%	0	2004
	10.000000	10.097816	0.98%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	6.937965	7.421012	6.96%	0	2005
	6.595891	6.937965	5.19%	0	2004
	5.177522	6.595891	27.39%	0	2003
	6.749005	5.177522	-23.28%	0	2002
	8.029346	6.749005	-15.95%	108	2001
	9.866489	8.029346	-18.62%	902	2000
	10.000000	9.866489	-1.34%	133	1999*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	12.885137	12.983709	0.77%	445	2005
	11.505305	12.885137	11.99%	368	2004
	7.421189	11.505305	55.03%	487	2003
	10.000000	7.421189	-25.79%	2,572	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class I - Q/NQ	11.923036	12.942287	8.55%	0	2005
	10.208657	11.923036	16.79%	0	2004
	7.838667	10.208657	30.23%	0	2003
	10.000000	7.838667	-21.61%	0	2002*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	11.763752	11.833579	0.59%	7,860	2005
	10.875215	11.763752	8.17%	8,994	2004
	9.052629	10.875215	20.13%	7,588	2003
	8.925976	9.052629	1.42%	4,172	2002
	8.718281	8.925976	2.38%	4,324	2001
	9.673363	8.718281	-9.87%	683	2000
	10.000000	9.673363	-3.27%	0	1999*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.418162	4.18%	438	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Emerging Markets Fund: Class I - Q/NQ	12.964022	16.895288	30.32%	0	2005
	10.927986	12.964022	18.63%	0	2004
	6.729993	10.927986	62.38%	0	2003
	8.080662	6.729993	-16.71%	0	2002
	8.675258	8.080662	-6.85%	0	2001
	10.000000	8.675258	-13.25%	0	2000*

GVIT Gartmore GVIT Emerging Markets Fund: Class III - Q/NQ	14.412181	18.785091	30.34%	1,995	2005
	12.147387	14.412181	18.64%	569	2004
	7.482965	12.147387	62.33%	760	2003
	10.000000	7.482965	-25.17%	596	2002*

GVIT Gartmore GVIT Global Financial Services Fund: Class III - Q/NQ	14.514390	15.854233	9.23%	165	2005
	12.196111	14.514390	19.01%	210	2004
	8.775030	12.196111	38.99%	610	2003
	10.000000	8.775030	-12.25%	478	2002*

GVIT Gartmore GVIT Global Health Sciences Fund: Class III - Q/NQ	11.963284	12.744678	6.53%	2,976	2005
	11.290741	11.963284	5.96%	2,018	2004
	8.402053	11.290741	34.38%	1,152	2003
	10.000000	8.402053	-15.98%	561	2002*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class I - Q/NQ	2.962458	2.895715	-2.25%	0	2005
	2.890558	2.962458	2.49%	0	2004
	1.895195	2.890558	52.52%	0	2003
	3.371381	1.895195	-43.79%	0	2002
	5.991934	3.371381	-43.73%	0	2001
	10.000000	5.991934	-40.08%	0	2000*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class III - Q/NQ	11.099137	10.849518	-2.25%	278	2005
	10.833329	11.099137	2.45%	199	2004
	7.104858	10.833329	52.48%	1,549	2003
	10.000000	7.104858	-28.95%	0	2002*

GVIT Gartmore GVIT Global Utilities Fund: Class III - Q/NQ	12.300281	12.868594	4.62%	61	2005
	9.634075	12.300281	27.67%	633	2004
	7.896831	9.634075	22.00%	43	2003
	10.000000	7.896831	-21.03%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	12.571358	12.755077	1.46%	23,198	2005
	12.391049	12.571358	1.46%	33,982	2004
	12.364450	12.391049	0.22%	38,325	2003
	11.339175	12.364450	9.04%	38,507	2002
	10.761486	11.339175	5.37%	6,991	2001
	9.731842	10.761486	10.58%	4,497	2000
	10.000000	9.731842	-2.68%	235	1999*

GVIT Gartmore GVIT Growth Fund: Class I - Q/NQ	4.799798	5.022615	4.64%	0	2005
	4.516845	4.799798	6.26%	0	2004
	3.463330	4.516845	30.42%	359	2003
	4.945547	3.463330	-29.97%	2,720	2002
	7.005239	4.945547	-29.40%	2,885	2001
	9.704353	7.005239	-27.81%	741	2000
	10.000000	9.704353	-2.96%	0	1999*

GVIT Gartmore GVIT International Growth Fund: Class III - Q/NQ	11.567943	14.795862	27.90%	0	2005
	10.296163	11.567943	12.35%	0	2004
	7.743411	10.296163	32.97%	0	2003
	10.000000	7.743411	-22.57%	0	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.795581	10.957934	1.50%	13,856	2005
	10.499391	10.795581	2.82%	12,860	2004
	9.903364	10.499391	6.02%	22,502	2003
	10.000000	9.903364	-0.97%	390	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.142118	11.438776	2.66%	25,752	2005
	10.582927	11.142118	5.28%	31,628	2004
	9.473594	10.582927	11.71%	21,405	2003
	10.000000	9.473594	-5.26%	5,272	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.352722	11.750727	3.51%	87,150	2005
	10.548952	11.352722	7.62%	87,854	2004
	8.943444	10.548952	17.95%	87,401	2003
	10.000000	8.943444	-10.57%	9,877	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.623257	12.228101	5.20%	43,639	2005
	10.553956	11.623257	10.13%	25,917	2004
	8.481877	10.553956	24.43%	26,298	2003
	10.000000	8.481877	-15.18%	29,208	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.758161	12.469319	6.05%	1,771	2005
	10.495425	11.758161	12.03%	2,612	2004
	8.100685	10.495425	29.56%	2,556	2003
	10.000000	8.100685	-18.99%	695	2002*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class I - Q/NQ	8.053285	8.683629	7.83%	6,080	2005
	7.106690	8.053285	13.32%	8,889	2004
	5.161519	7.106690	37.69%	7,698	2003
	8.341195	5.161519	-38.12%	7,717	2002
	12.183768	8.341195	-31.54%	1,300	2001
	14.653509	12.183768	-16.85%	9,995	2000
	10.000000	14.653509	46.54%	0	1999*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	10.537846	10.630182	0.88%	2,496	2005
	10.639218	10.537846	-0.95%	3,783	2004
	10.761392	10.639218	-1.14%	3,707	2003
	10.821968	10.761392	-0.56%	51,143	2002
	10.632658	10.821968	1.78%	16,045	2001
	10.205942	10.632658	4.18%	25,416	2000
	10.000000	10.205942	2.06%	0	1999

GVIT Gartmore GVIT Nationwide Fund: Class I - Q/NQ	9.000863	9.501937	5.57%	3,423	2005
	8.347189	9.000863	7.83%	5,781	2004
	6.662646	8.347189	25.28%	5,741	2003
	8.205402	6.662646	-18.80%	4,984	2002
	9.472081	8.205402	-13.37%	0	2001
	9.848668	9.472081	-3.82%	1,579	2000
	10.000000	9.848668	-1.51%	81	1999*

GVIT Gartmore GVIT Nationwide Leaders Fund: Class III - Q/NQ	13.086147	14.182210	8.38%	58	2005
	11.214093	13.086147	16.69%	42	2004
	9.087697	11.214093	23.40%	23	2003
	10.000000	9.087697	-9.12%	1,717	2002*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III - Q/NQ	12.334128	13.572003	10.04%	2,695	2005
	11.164275	12.334128	10.48%	1,191	2004
	7.456128	11.164275	49.73%	1,316	2003
	10.000000	7.456128	-25.44%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore Worldwide Leaders Fund: Class I - Q/NQ	8.553766	10.029801	17.26%	1,355	2005
	7.526929	8.553766	13.64%	1,623	2004
	5.630524	7.526929	33.68%	1,937	2003
	7.681183	5.630524	-26.70%	2,325	2002
	9.630431	7.681183	-20.24%	518	2001
	11.178438	9.630431	-13.85%	354	2000
	10.000000	11.178438	11.78%	0	1999*

GVIT Gartmore GVIT Worldwide Leaders Fund: Class III - Q/NQ	15.370688	18.023107	17.26%	0	2005
	13.525528	15.370688	13.64%	0	2004
	10.000000	13.525528	35.26%	0	2003*

GVIT GVIT International Value Fund: Class III - Q/NQ	16.245203	17.885709	10.10%	300	2005
	13.748783	16.245203	18.16%	273	2004
	10.000000	13.748783	37.49%	0	2003*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	15.722921	17.317725	10.14%	5,385	2005
	13.827559	15.722921	13.71%	6,333	2004
	10.451848	13.827559	32.30%	7,452	2003
	12.560435	10.451848	-16.79%	3,239	2002
	12.954698	12.560435	-3.04%	511	2001
	11.443936	12.954698	13.20%	1,558	2000
	10.000000	11.443936	14.44%	0	1999*

GVIT GVIT Small Cap Growth Fund: Class I - Q/NQ	14.085392	14.959391	6.21%	3,835	2005
	12.640410	14.085392	11.43%	4,049	2004
	9.581953	12.640410	31.92%	4,289	2003
	14.619524	9.581953	-34.46%	1,146	2002
	16.690944	14.619524	-12.41%	818	2001
	20.263696	16.690944	-17.63%	810	2000
	10.000000	20.263696	102.64%	0	1999*

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	20.463931	20.724738	1.27%	14,754	2005
	17.756675	20.463931	15.25%	17,709	2004
	11.521769	17.756675	54.11%	17,068	2003
	16.100836	11.521769	-28.44%	9,693	2002
	12.776504	16.100836	26.02%	750	2001
	11.693190	12.776504	9.26%	4,751	2000
	10.000000	11.693190	16.93%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Company Fund: Class I - Q/NQ	18.222675	20.110129	10.36%	4,964	2005
	15.582883	18.222675	16.94%	4,098	2004
	11.247212	15.582883	38.55%	3,127	2003
	13.847390	11.247212	-18.78%	1,091	2002
	15.108647	13.847390	-8.35%	32	2001
	14.120006	15.108647	7.00%	1,975	2000
	10.000000	14.120006	41.20%	0	1999*

GVIT J.P. Morgan GVIT Balanced Fund: Class I - Q/NQ	9.382852	9.453512	0.75%	752	2005
	8.802504	9.382852	6.59%	21,095	2004
	7.565979	8.802504	16.34%	21,095	2003
	8.782156	7.565979	-13.85%	21,028	2002
	9.280546	8.782156	-5.37%	752	2001
	9.478218	9.280546	-2.09%	1,181	2000
	10.000000	9.478218	-5.22%	0	1999*

GVIT Van Kampen GVIT Comstock Value Fund: Class I - Q/NQ	8.953856	9.171245	2.43%	3,775	2005
	7.756043	8.953856	15.44%	3,677	2004
	6.006135	7.756043	29.14%	3,304	2003
	8.166647	6.006135	-26.46%	786	2002
	9.463069	8.166647	-13.70%	191	2001
	10.775320	9.463069	-12.18%	671	2000
	10.000000	10.775320	7.75%	191	1999*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	12.768454	12.819122	0.40%	9,030	2005
	12.198805	12.768454	4.67%	11,866	2004
	11.074251	12.198805	10.15%	10,741	2003
	10.513712	11.074251	5.33%	6,920	2002
	10.271747	10.513712	2.36%	0	2001
	9.894260	10.271747	3.82%	4,897	2000
	10.000000	9.894260	-1.06%	0	1999*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	11.351056	12.180456	7.31%	1,646	2005
	10.000000	11.351056	13.51%	1,746	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.037497	7.782962	10.59%	10,505	2005
	6.071817	7.037497	15.90%	10,327	2004
	5.139904	6.071817	18.13%	10,464	2003
	6.222739	5.139904	-17.40%	8,486	2002
	8.103330	6.222739	-23.21%	3,563	2001
	10.000000	8.103330	-18.97%	11,936	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.290663	3.606695	9.60%	473	2005
	3.330422	3.290663	-1.19%	473	2004
	2.314154	3.330422	43.92%	473	2003
	3.987735	2.314154	-41.97%	473	2002
	6.475985	3.987735	-38.42%	473	2001
	10.000000	6.475985	-35.24%	10,633	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.127278	11.077674	9.38%	614	2005
	10.222274	10.127278	-0.93%	637	2004
	7.071217	10.222274	44.56%	803	2003
	10.000000	7.071217	-29.29%	252	2002*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	6.883881	8.924201	29.64%	280	2005
	5.903326	6.883881	16.61%	661	2004
	4.466078	5.903326	32.18%	661	2003
	6.122880	4.466078	-27.06%	661	2002
	8.139885	6.122880	-24.78%	1,056	2001
	10.000000	8.139885	-18.60%	11,599	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	11.897749	15.433172	29.72%	1,324	2005
	10.200936	11.897749	16.63%	1,201	2004
	7.716615	10.200936	32.19%	1,630	2003
	10.000000	7.716615	-22.83%	1,077	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.031702	15.291335	8.98%	65	2005
	12.158184	14.031702	15.41%	0	2004
	10.000000	12.158184	21.58%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	10.199446	10.862416	6.50%	1,036	2005
	8.963520	10.199446	13.79%	941	2004
	6.932899	8.963520	29.46%	941	2003
	9.581590	6.923899	-27.74%	1,090	2002
	9.902625	9.581590	-3.24%	714	2001
	9.965276	9.902625	-0.63%	850	2000
	10.000000	9.965276	-0.35%	0	1999*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.883486	9.851160	-0.33%	2,577	2005
	9.981747	9.883486	-0.98%	0	2004
	10.000000	9.981747	-0.18%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	10.252528	11.457938	11.76%	8,161	2005
	8.971959	10.252528	14.27%	8,462	2004
	7.130099	8.971959	25.83%	9,158	2003
	10.270734	7.130099	-30.58%	4,416	2002
	13.874614	10.270734	-25.97%	2,669	2001
	15.258987	13.874614	-9.07%	10,534	2000
	10.000000	15.258987	52.59%	0	1999*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	10.377476	12.036504	15.99%	857	2005
	8.877691	10.377476	16.89%	332	2004
	6.688692	8.877691	32.73%	236	2003
	8.974779	6.688692	-25.47%	739	2002
	9.401502	8.974779	-4.54%	658	2001
	9.501339	9.401502	-1.05%	573	2000
	10.000000	9.501339	-4.99%	0	1999*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.251154	11.812879	4.99%	0	2005
	10.000000	11.251154	12.51%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	10.431004	10.771549	3.26%	10,223	2005
	9.928130	10.431004	5.07%	10,096	2004
	7.716890	9.928130	28.65%	10,451	2003
	10.738951	7.716890	-28.14%	7,846	2002
	12.504224	10.738951	-14.12%	2,893	2001
	12.755147	12.504224	-1.97%	14,582	2000
	10.000000	12.755147	27.55%	183	1999*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.317629	11.588105	12.31%	6,513	2005
	8.812554	10.317629	17.08%	6,556	2004
	6.271334	8.812554	40.52%	6,556	2003
	8.197763	6.271334	-23.50%	7,047	2002
	9.486763	8.197763	-13.59%	1,752	2001
	10.000000	9.486763	-5.13%	6,322	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	16.612442	18.662895	12.34%	2,844	2005
	14.185285	16.612442	17.11%	3,021	2004
	10.000000	14.185285	41.85%	3,522	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.110826	9.486847	4.13%	24,994	2005
	8.471704	9.110826	7.54%	27,749	2004
	6.804394	8.471704	24.50%	26,777	2003
	8.528973	6.804394	-20.22%	16,936	2002
	9.663699	8.528973	-11.74%	3,780	2001
	10.780952	9.663699	-10.36%	11,025	2000
	10.000000	10.780952	7.81%	41	1999*

Oppenheimer Variable Account Funds - Oppenheimer Mid Cap Fund/VA: Non-Service Shares - Q/NQ	9.746041	10.756467	10.37%	6,383	2005
	8.281709	9.746041	17.68%	6,918	2004
	6.711524	8.281709	23.40%	6,899	2003
	9.460391	6.711524	-29.06%	5,328	2002
	14.011209	9.460391	-32.48%	1,359	2001
	16.065210	14.011209	-12.79%	9,621	2000
	10.000000	16.065210	60.65%	0	1999*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	19.341108	21.331723	10.29%	31	2005
	17.885882	19.341108	8.14%	81	2004
	14.237119	17.885882	25.63%	11,287	2003
	13.267178	14.237119	7.31%	90	2002
	12.265925	13.267178	8.16%	0	2001
	11.207054	12.265925	9.45%	0	2000
	10.000000	11.207054	12.07%	0	1999*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	11.696801	12.764781	9.13%	0	2005
	10.141613	11.696801	15.33%	0	2004
	8.100991	10.141613	25.19%	0	2003
	10.000000	8.100991	-18.99%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	6.712088	7.753632	15.52%	2,967	2005
	5.618247	6.712088	19.47%	1,043	2004
	4.033575	5.618247	39.29%	0	2003
	5.963710	4.033575	-32.36%	0	2002
	8.588260	5.963710	-30.56%	0	2001
	10.000000	8.588260	-14.12%	229	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	21.590209	24.830839	15.01%	11,337	2005
	16.110938	21.590209	34.01%	12,079	2004
	11.924489	16.110938	35.11%	12,767	2003
	12.233204	11.924489	-2.52%	4,815	2002
	11.336655	12.233204	7.91%	194	2001
	10.920617	11.336655	3.81%	1,090	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	15.355819	19.915683	29.69%	0	2005
	12.414897	15.355819	23.69%	0	2004
	8.194950	12.414897	51.49%	0	2003
	8.590347	8.194950	-4.60%	0	2002
	8.905697	8.590347	-3.54%	0	2001
	15.591319	8.905697	-42.88%	656	2000
	10.000000	15.591319	55.91%	0	1999*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	12.580370	16.299663	29.56%	0	2005
	10.000000	12.580370	25.80%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	15.937007	23.750531	49.03%	0	2005
	13.057130	15.937007	22.06%	0	2004
	9.178700	13.057130	42.25%	0	2003
	9.614735	9.178700	-4.54%	0	2002
	10.928549	9.614735	-12.02%	0	2001
	9.983781	10.928549	9.46%	0	2000
	10.000000	9.983781	-0.16%	0	1999*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	12.437953	18.529248	48.97%	836	2005
	10.000000	12.437953	24.38%	0	2004*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	10.443650	11.158924	6.85%	0	2005
	9.692761	10.443650	7.75%	0	2004
	7.309233	9.692761	32.61%	0	2003
	9.717850	7.309233	-24.79%	0	2002
	9.860649	9.717850	-1.45%	0	2001
	10.000000	9.860649	-1.39%	0	2000*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	10.381815	11.004979	6.00%	7,864	2005
	8.938102	10.381815	16.15%	9,509	2004
	6.639915	8.938102	34.61%	10,079	2003
	9.235111	6.639915	-28.10%	7,462	2002
	9.762197	9.235111	5.40%	2,147	2001
	10.000000	9.762197	-2.60%	77	2000*

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Balanced Fund: Series I Shares - Q/NQ	9.840436	10.174793	3.40%	0	2005
	9.319903	9.840436	5.59%	0	2004
	8.156113	9.319903	14.27%	0	2003
	10.018982	8.156113	-18.59%	0	2002
	10.000000	10.018982	0.19%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Blue Chip Fund: Series I Shares - Q/NQ	9.152971	9.303178	1.64%	0	2005
	8.904559	9.152971	2.79%	0	2004
	7.245778	8.904559	22.89%	0	2003
	9.993117	7.245778	-27.49%	0	2002
	10.000000	9.993117	-0.07%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	10.184891	10.885893	6.88%	0	2005
	9.727053	10.184891	4.71%	0	2004
	7.647595	9.727053	27.19%	0	2003
	10.295616	7.647595	-25.72%	0	2002
	10.000000	10.295616	2.96%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	8.813399	9.144675	3.76%	0	2005
	8.485171	8.813399	3.87%	0	2004
	6.908023	8.485171	22.83%	0	2003
	10.087133	6.908023	-31.52%	0	2002
	10.000000	10.087133	0.87%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Stock Fund: Series I Shares - Q/NQ	10.771427	11.140045	3.42%	0	2005
	10.066041	10.771427	7.01%	0	2004
	8.238528	10.066041	22.18%	0	2003
	9.938393	8.238528	-17.10%	0	2002
	10.000000	9.938393	-0.62%	0	2001*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	12.595427	14.587008	15.81%	0	2005
	10.343257	12.595427	21.77%	0	2004
	8.160957	10.343257	26.74%	0	2003
	10.000000	8.160957	-18.39%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.597814	9.862054	2.75%	9,248	2005
	8.649846	9.597814	10.96%	9,621	2004
	6.809455	8.649846	27.03%	10,268	2003
	8.600411	6.809455	-20.82%	1,795	2002
	9.557420	8.600411	-10.01%	895	2001
	10.887381	9.557420	-12.22%	2,743	2000
	10.000000	10.887381	8.87%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	9.380363	10.433011	11.22%	24	2005
	8.311801	9.380363	12.86%	66	2004
	6.797862	8.311801	22.27%	66	2003
	8.693698	6.797862	-21.81%	189	2002
	12.501416	8.693698	-30.46%	137	2001
	15.304624	12.501416	-18.32%	1,253	2000
	10.000000	15.304624	53.05%	0	1999*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	11.077877	12.304287	11.07%	737	2005
	9.802600	11.077877	13.01%	739	2004
	8.017119	9.802600	22.27%	725	2003
	10.000000	8.017119	-19.83%	380	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.585962	10.621109	0.33%	933	2005
	9.740138	10.585962	8.68%	922	2004
	7.941242	9.740138	22.65%	1,025	2003
	10.000000	7.941242	-20.59%	946	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	13.759467	14.192711	3.15%	15,650	2005
	12.255061	13.759467	12.28%	14,235	2004
	9.677116	12.255061	26.64%	12,840	2003
	11.278022	9.677116	-14.19%	10,741	2002
	10.180559	11.278022	10.78%	2,628	2001
	8.774191	10.180559	16.03%	126	2000
	10.000000	8.774191	-12.26%	0	1999*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.597463	10.569860	-0.26%	0	2005
	10.199070	10.597463	3.91%	0	2004
	10.000000	10.199070	1.99%	0	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	12.703112	14.269120	12.33%	0	2005
	11.037985	12.703112	15.09%	0	2004
	8.230449	11.037985	34.11%	0	2003
	10.179677	7.871584	-22.67%	0	2002
	10.000000	10.179677	1.80%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BB&T Variable Insurance Funds - BB&T Large Cap VIF	10.814092	11.353316	4.99%	0	2005
	9.730179	10.814092	11.14%	0	2004
	8.015233	9.730179	21.40%	0	2003
	10.157695	8.015233	-21.09%	0	2002
	10.000000	10.157695	1.58%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap Growth VIF	9.162672	9.167774	0.06%	185	2005
	8.833490	9.162672	3.73%	134	2004
	7.026322	8.833490	25.72%	76	2003
	10.291243	7.026322	-31.73%	0	2002
	10.000000	10.291243	2.91%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	10.659144	11.176264	4.85%	0	2005
	9.699247	10.659144	9.90%	0	2004
	7.871584	9.699247	23.22%	0	2003
	10.477041	8.230449	-21.44%	0	2002
	10.000000	10.477041	4.77%	0	2001*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	9.459306	10.789294	14.06%	0	2005
	8.163984	9.459306	15.87%	0	2004
	5.630199	8.163984	45.00%	0	2003
	8.707975	5.630199	-35.34%	0	2002
	12.427613	8.707975	-29.93%	0	2001
	15.611071	12.427613	-20.39%	0	2000
	10.000000	15.611071	56.11%	0	1999*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	9.418184	10.862139	15.33%	0	2005
	8.358525	9.418184	12.68%	0	2004
	6.395305	8.358525	30.70%	0	2003
	8.131164	6.395305	-21.35%	0	2002
	10.654609	8.131164	-23.68%	0	2001
	14.640370	10.654609	-27.22%	0	2000
	10.000000	14.640370	46.40%	0	1999*

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	10.043607	10.666580	6.20%	0	2005
	9.185699	10.043607	9.34%	0	2004
	7.473332	9.185699	22.91%	0	2003
	9.896033	7.473332	-24.48%	0	2002
	9.984104	9.896033	-0.88%	0	2001
	9.334304	9.984104	6.96%	392	2000
	10.000000	9.334304	-6.66%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.279419	12.931332	5.31%	2,807	2005
	10.259199	12.279419	19.69%	2,854	2004
	7.582387	10.259199	35.30%	1,174	2003
	10.000000	7.582387	-24.18%	928	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	7.093745	7.218294	1.76%	781	2005
	6.801352	7.093745	4.30%	479	2004
	5.496597	6.801352	23.74%	370	2003
	7.877818	5.496597	-30.23%	177	2002
	10.362676	7.877818	-23.98%	1,922	2001
	11.860138	10.362676	-12.63%	6,742	2000
	10.000000	11.860138	18.60%	0	1999*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	8.652843	8.896205	2.81%	2,984	2005
	7.964001	8.652843	8.65%	3,468	2004
	6.317855	7.964001	26.06%	3,009	2003
	8.287031	6.317855	-23.76%	3,653	2002
	9.610581	8.287031	-13.77%	1,951	2001
	10.786928	9.610581	-10.91%	10,423	2000
	10.000000	10.786928	7.87%	23	1999*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.876728	9.099044	2.50%	4,078	2005
	8.605202	8.876728	3.16%	4,086	2004
	7.231846	8.605202	18.99%	7,435	2003
	8.842525	7.231846	-18.22%	4,447	2002
	9.930036	8.842525	-10.95%	56	2001
	10.177277	9.930036	-2.43%	3,597	2000
	10.000000	10.177277	1.77%	0	1999*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	11.962700	12.429497	3.90%	0	2005
	10.941156	11.962700	9.34%	0	2004
	8.460372	10.941156	29.32%	0	2003
	10.652864	8.460372	-20.58%	0	2002
	10.000000	10.652864	6.53%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	13.655870	15.005301	9.88%	0	2005
	11.586207	13.655870	17.86%	0	2004
	8.652629	11.586207	33.90%	0	2003
	10.038830	8.652629	-13.81%	0	2002
	10.000000	10.038830	0.39%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.591152	12.525554	-0.52%	3,918	2005
	12.374004	12.591152	1.75%	4,533	2004
	12.041407	12.374004	2.76%	6,174	2003
	11.218050	12.041407	7.34%	4,573	2002
	10.577071	11.218050	6.06%	612	2001
	9.750926	10.577071	8.47%	565	2000
	10.000000	9.750926	-2.49%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Equity - Income Portfolio: Service Class - Q/NQ	10.513858	10.919664	3.86%	8,689	2005
	9.612401	10.513858	9.38%	8,585	2004
	7.516835	9.612401	27.88%	10,626	2003
	9.222382	7.516835	-18.49%	6,784	2002
	9.896058	9.222382	-6.81%	1,423	2001
	9.303685	9.896058	6.37%	3,377	2000
	10.000000	9.303685	-6.96%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	7.874090	8.171451	3.78%	3,213	2005
	7.765017	7.874090	1.40%	2,798	2004
	5.955034	7.765017	30.39%	2,588	2003
	8.688117	5.955034	-31.46%	1,796	2002
	10.755009	8.688117	-19.22%	894	2001
	12.313961	10.755009	-12.66%	9,885	2000
	10.000000	12.313961	23.14%	48	1999*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.667545	8.726729	0.68%	1,039	2005
	8.062996	8.667545	7.50%	816	2004
	6.466604	8.062996	24.69%	529	2003
	6.355190	6.466604	1.75%	494	2002
	7.346312	6.355190	-13.49%	16	2001
	9.666051	7.346312	-24.00%	3,578	2000
	10.000000	9.666051	-3.34%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	9.819415	11.472699	16.84%	102	2005
	8.810945	9.819415	11.45%	102	2004
	6.265330	8.810945	40.63%	102	2003
	8.009778	6.265330	-21.78%	102	2002
	10.361858	8.009778	-22.70%	65	2001
	13.050088	10.361858	-20.60%	657	2000
	10.000000	13.050088	30.50%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.077938	14.105906	16.79%	881	2005
	10.836673	12.077938	11.45%	948	2004
	7.703235	10.836673	40.68%	774	2003
	10.000000	7.703235	-22.97%	529	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	11.282485	12.946768	14.75%	11,102	2005
	9.961246	11.282485	13.26%	9,708	2004
	7.902955	9.961246	26.04%	7,909	2003
	8.885347	7.902955	-11.06%	5,646	2002
	10.325655	8.885347	-13.95%	2,552	2001
	11.270766	10.325655	-8.39%	4,962	2000
	10.000000	11.270766	12.71%	0	1999*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.340808	10.366426	0.25%	1,652	2005
	10.094375	10.340808	2.44%	0	2004
	10.000000	10.094375	0.94%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	6.917967	7.395864	6.91%	313	2005
	6.580234	6.917967	5.13%	240	2004
	5.167863	6.580234	27.33%	164	2003
	6.739861	5.167863	-23.32%	164	2002
	8.022575	6.739861	-15.99%	29	2001
	9.863165	8.022575	-18.66%	237	2000
	10.000000	9.863165	-1.37%	0	1999*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	12.867635	12.959498	0.71%	94	2005
	11.495520	12.867635	11.94%	282	2004
	7.418650	11.495520	54.95%	161	2003
	10.000000	7.418650	-25.81%	45	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class I - Q/NQ	11.906848	12.918153	8.49%	0	2005
	10.199986	11.906848	16.73%	0	2004
	7.835995	10.199986	30.17%	0	2003
	10.000000	7.835995	-21.64%	0	2002*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	11.729931	11.793567	0.54%	1,260	2005
	10.849470	11.729931	8.12%	1,350	2004
	9.035786	10.849470	20.07%	1,263	2003
	8.913897	9.035786	1.37%	421	2002
	8.710943	8.913897	2.33%	166	2001
	9.670105	8.710943	-9.92%	769	2000
	10.000000	9.670105	-3.30%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.414642	4.15%	312	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class I - Q/NQ	12.936008	16.850212	30.26%	108	2005
	10.909929	12.936008	18.57%	108	2004
	6.722291	10.909929	62.29%	108	2003
	8.075525	6.722291	-16.76%	108	2002
	8.674187	8.075525	-6.90%	0	2001
	10.000000	8.674187	-13.26%	0	2000*

GVIT Gartmore GVIT Emerging Markets Fund: Class III - Q/NQ	14.392651	18.750120	30.28%	380	2005
	12.137097	14.392651	18.58%	396	2004
	7.480416	12.137097	62.25%	348	2003
	10.000000	7.480416	-25.20%	270	2002*

GVIT Gartmore GVIT Global Financial Services Fund: Class III - Q/NQ	14.492771	15.822593	9.18%	493	2005
	12.184145	14.492771	18.95%	233	2004
	8.770871	12.184145	38.92%	226	2003
	10.000000	8.770871	-12.29%	2	2002*

GVIT Gartmore GVIT Global Health Sciences Fund: Class III - Q/NQ	11.945446	12.719228	6.48%	268	2005
	11.279637	11.945446	5.90%	113	2004
	8.398056	11.279637	34.31%	113	2003
	10.000000	8.398056	-16.02%	0	2002*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class I - Q/NQ	2.956056	2.887996	-2.30%	70	2005
	2.885777	2.956056	2.44%	70	2004
	1.893021	2.885777	52.44%	70	2003
	3.369237	1.893021	-43.81%	70	2002
	5.991195	3.369237	-43.76%	70	2001
	10.000000	5.991195	-40.09%	190	2000*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class III - Q/NQ	11.084074	10.829282	-2.30%	311	2005
	10.824125	11.084074	2.40%	127	2004
	7.102429	10.824125	52.40%	127	2003
	10.000000	7.102429	-28.98%	0	2002*

GVIT Gartmore GVIT Global Utilities Fund: Class III - Q/NQ	12.281941	12.842879	4.57%	279	2005
	9.624596	12.281941	27.61%	126	2004
	7.893084	9.624596	21.94%	126	2003
	10.000000	7.893084	-21.07%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	12.535180	12.711905	1.41%	13,999	2005
	12.361690	12.535180	1.40%	11,910	2004
	21.341436	12.361690	0.16%	13,663	2003
	11.323824	12.341436	8.99%	10,746	2002
	10.752417	11.323824	5.31%	2,703	2001
	9.728561	10.752417	10.52%	1,274	2000
	10.000000	9.728561	-2.71%	0	1999*

GVIT Gartmore GVIT Growth Fund: Class I - Q/NQ	4.785963	5.005591	4.59%	0	2005
	4.506128	4.785963	6.21%	0	2004
	3.456859	4.506128	30.35%	0	2003
	4.938830	3.456859	-30.01%	0	2002
	6.999319	4.938830	-29.44%	0	2001
	9.701077	6.999319	-27.85%	259	2000
	10.000000	9.701077	-2.99%	0	1999*

GVIT Gartmore GVIT International Growth Fund: Class III - Q/NQ	11.552260	14.768312	27.84%	204	2005
	10.287431	11.552260	12.29%	0	2004
	7.740771	10.287431	32.90%	11	2003
	10.000000	7.740771	-22.59%	5	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.761107	10.917407	1.45%	0	2005
	10.471187	10.761107	2.77%	0	2004
	9.881785	10.471187	5.96%	0	2003
	10.000000	9.881785	-1.18%	0	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.139003	11.429780	2.61%	14,768	2005
	10.585351	11.139003	5.23%	13,897	2004
	9.480584	10.585351	11.65%	1,301	2003
	10.000000	9.480584	-5.19%	78	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.396138	11.789697	3.45%	17,472	2005
	10.594686	11.396138	7.56%	16,193	2004
	8.986775	10.594686	17.89%	13,030	2003
	10.000000	8.986775	-10.13%	1,951	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.693395	12.295645	5.15%	9,649	2005
	10.623053	11.693395	10.08%	8,622	2004
	8.541750	10.623053	24.37%	7,753	2003
	10.000000	8.541750	-14.58%	6,174	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.878188	12.590217	5.99%	15,958	2005
	10.607956	11.878188	11.97%	15,409	2004
	8.191707	10.607956	29.50%	1,487	2003
	10.000000	8.191707	-18.08%	0	2002*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class I - Q/NQ	8.030059	8.654198	7.77%	1,057	2005
	7.089801	8.030059	13.26%	1,036	2004
	5.151878	7.089801	37.62%	936	2003
	8.329869	5.151878	-38.15%	538	2002
	12.173489	8.329869	-31.57%	215	2001
	14.648576	12.173489	-16.90%	7,518	2000
	10.000000	14.648576	46.49%	0	1999*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	10.507467	10.594160	0.83%	9,448	2005
	10.613949	10.507467	-1.00%	6,615	2004
	10.741301	10.613949	-1.19%	28,630	2003
	10.807263	10.741301	-0.61%	26,085	2002
	10.623647	10.807263	1.73%	4,124	2001
	10.202456	10.623647	4.13%	11,223	2000
	10.000000	10.202456	2.02%	0	1999

GVIT Gartmore GVIT Nationwide Fund: Class I - Q/NQ	8.974942	9.469764	5.51%	3,005	2005
	8.327394	8.974942	7.78%	2,928	2004
	6.650221	8.327394	25.22%	2,560	2003
	8.194278	6.650221	-18.84%	1,977	2002
	9.464087	8.194278	-13.42%	295	2001
	9.845340	9.464087	-3.87%	3,653	2000
	10.000000	9.845340	-1.55%	30	1999*

GVIT Gartmore GVIT Nationwide Leaders Fund: Class III - Q/NQ	13.066637	14.153872	8.32%	0	2005
	11.203080	13.066637	16.63%	0	2004
	9.083390	11.203080	23.34%	0	2003
	10.000000	9.083390	-9.17%	0	2002*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III - Q/NQ	12.315703	13.544849	9.98%	28	2005
	11.153278	12.315703	10.42%	620	2004
	7.452579	11.153278	49.66%	443	2003
	10.000000	7.452579	-25.47%	264	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore Worldwide Leaders Fund: Class I - Q/NQ	8.529122	9.995826	17.20%	27	2005
	7.509065	8.529122	13.58%	27	2004
	5.620023	7.509065	33.61%	27	2003
	7.670769	5.620023	-26.73%	129	2002
	9.622318	7.670769	-20.28%	14	2001
	11.174665	9.622318	-13.89%	1,250	2000
	10.000000	11.174665	11.75%	0	1999*

GVIT Gartmore GVIT Worldwide Leaders Fund: Class III - Q/NQ	15.357660	17.998693	17.20%	0	2005
	13.520940	15.357660	13.58%	0	2004
	10.000000	13.520940	35.21%	70	2003*

GVIT GVIT International Value Fund: Class III - Q/NQ	16.231410	17.861451	10.04%	120	2005
	13.744111	16.231410	18.10%	0	2004
	10.000000	13.744111	37.44%	0	2003*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	15.677646	17.259099	10.09%	4,520	2005
	13.794761	15.677646	13.65%	4,018	2004
	10.432365	13.794761	32.23%	2,935	2003
	12.543420	10.432365	-16.83%	2,440	2002
	12.943788	12.543420	-3.09%	1,550	2001
	11.440076	12.943788	13.14%	2,608	2000
	10.000000	11.440076	14.40%	0	1999*

GVIT GVIT Small Cap Growth Fund: Class I - Q/NQ	14.044827	14.908742	6.15%	466	2005
	12.610421	14.044827	11.37%	480	2004
	9.564082	12.610421	31.85%	468	2003
	14.599711	9.564082	-34.49%	413	2002
	16.676873	14.599711	-12.46%	138	2001
	20.256891	16.676873	-17.67%	1,192	2000
	10.000000	20.256891	102.57%	0	1999*

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	20.405024	20.654581	1.22%	3,634	2005
	17.714566	20.405024	15.19%	3,816	2004
	11.500284	17.714566	54.04%	4,144	2003
	16.079016	11.500284	-28.48%	2,419	2002
	12.765722	16.079016	25.95%	1,113	2001
	11.689250	12.765722	9.21%	832	2000
	10.000000	11.689250	16.89%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Company Fund: Class I - Q/NQ	18.170195	20.042046	10.30%	3,458	2005
	15.545919	18.170195	16.88%	3,021	2004
	11.226240	15.545919	38.48%	2,342	2003
	13.828616	11.226240	-18.82%	1,083	2002
	15.095906	13.828616	-8.39%	79	2001
	14.115240	15.095906	6.95%	2,183	2000
	10.000000	14.115240	41.15%	0	1999*

GVIT J.P. Morgan GVIT Balanced Fund: Class I - Q/NQ	9.355845	9.421517	0.70%	1,669	2005
	8.781639	9.355845	6.54%	1,542	2004
	7.551894	8.781639	16.28%	5,284	2003
	8.770271	7.551894	-13.89%	2,512	2002
	9.272721	8.770271	-5.42%	675	2001
	9.475017	9.272721	-2.14%	1,555	2000
	10.000000	9.475017	-5.25%	0	1999*

GVIT Van Kampen GVIT Comstock Value Fund: Class I - Q/NQ	8.928052	9.140181	2.38%	1,043	2005
	7.737628	8.928052	15.38%	825	2004
	5.994918	7.737628	29.07%	800	2003
	8.155563	5.994918	-26.49%	263	2002
	9.455077	8.155563	-13.74%	293	2001
	10.771674	9.455077	-12.22%	486	2000
	10.000000	10.771674	7.72%	0	1999*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	12.731721	12.775749	0.35%	4,125	2005
	12.169900	12.731721	4.62%	2,289	2004
	11.053628	12.169900	10.10%	1,846	2003
	10.499466	11.053628	5.28%	788	2002
	10.263086	10.499466	2.30%	177	2001
	9.890927	10.263086	3.76%	3,692	2000
	10.000000	9.890927	-1.09%	0	1999*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	11.347239	12.170188	7.25%	869	2005
	10.000000	11.347239	13.47%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.019832	7.759494	10.54%	5,894	2005
	6.059662	7.019832	15.85%	6,237	2004
	5.132236	6.059662	18.07%	6,797	2003
	6.216622	5.132236	-17.44%	2,006	2002
	8.099528	6.216622	-23.25%	1,373	2001
	10.000000	8.099528	-19.00%	24,046	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.282397	3.595815	9.55%	66	2005
	3.323741	3.282397	-1.24%	66	2004
	2.310691	3.323741	43.84%	66	2003
	3.983793	2.310691	-42.00%	66	2002
	6.472936	3.983793	-38.45%	66	2001
	10.000000	6.472936	-35.27%	12,722	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.113532	11.057037	9.33%	0	2005
	10.213590	10.113532	-0.98%	0	2004
	7.068798	10.213590	44.49%	0	2003
	10.000000	7.068798	-29.31%	0	2002*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	6.866639	8.897329	29.57%	318	2005
	5.891540	6.866639	16.55%	393	2004
	4.459429	5.891540	32.11%	393	2003
	6.116877	4.459429	-27.10%	1,684	2002
	8.136062	6.116877	-24.82%	409	2001
	10.000000	8.136062	-18.64%	17,844	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	11.881594	15.404413	29.65%	1,159	2005
	10.192274	11.881594	16.57%	1,166	2004
	7.713978	10.192274	32.13%	1,267	2003
	10.000000	7.713978	-22.86%	265	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.019804	15.270609	8.92%	0	2005
	12.154059	14.019804	15.35%	0	2004
	10.000000	12.154059	21.54%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	10.170081	10.825642	6.45%	1,263	2005
	8.942267	10.170081	13.73%	1,319	2004
	6.910990	8.942267	29.39%	1,500	2003
	9.568605	6.910990	-27.77%	1,695	2002
	9.894278	9.568605	-3.29%	632	2001
	9.961920	9.894278	-0.68%	800	2000
	10.000000	9.961920	-0.38%	0	1999*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.875108	9.837808	-0.38%	136	2005
	9.978359	9.875108	-1.03%	136	2004
	10.000000	9.978359	-0.22%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	10.222972	11.419118	11.70%	260	2005
	8.950658	10.222972	14.21%	329	2004
	7.116796	8.950658	25.77%	126	2003
	10.256811	7.116796	-30.61%	91	2002
	13.862902	10.256811	-26.01%	80	2001
	15.253837	13.862902	-9.12%	6,275	2000
	10.000000	15.253837	52.54%	0	1999*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	10.347604	11.995773	15.93%	1,571	2005
	8.856640	10.347604	16.83%	676	2004
	6.676227	8.856640	32.66%	354	2003
	8.962622	6.676227	-25.51%	290	2002
	9.393576	8.962622	-4.59%	0	2001
	9.498133	9.393576	-1.10%	0	2000
	10.000000	9.498133	-5.02%	0	1999*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.247371	11.802919	4.94%	0	2005
	10.000000	11.247371	12.47%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	10.400965	10.735078	3.21%	5,772	2005
	9.904568	10.400965	5.01%	6,148	2004
	7.702487	9.904568	28.59%	11,427	2003
	10.724385	7.702487	-28.18%	8,044	2002
	12.493669	10.724385	-14.16%	2,397	2001
	12.750840	12.493669	-2.02%	4,823	2000
	10.000000	12.750840	27.51%	0	1999*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.293133	11.554717	12.26%	4,065	2005
	8.796101	10.293133	17.02%	4,336	2004
	6.262817	8.796101	40.45%	8,752	2003
	8.190803	6.262817	-23.54%	7,343	2002
	9.483571	8.190803	-13.63%	2,645	2001
	10.000000	9.483571	-5.16%	648	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	16.598363	18.637621	12.29%	2,554	2005
	14.180467	16.598363	17.05%	2,579	2004
	10.000000	14.180467	41.80%	2,344	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.084631	9.454762	4.07%	7,061	2005
	8.451640	9.084631	7.49%	7,654	2004
	6.791724	8.451640	24.44%	11,381	2003
	8.517435	6.791724	-20.26%	8,339	2002
	9.655553	8.517435	-11.79%	534	2001
	10.777319	9.655553	-10.41%	10,000	2000
	10.000000	10.777319	7.77%	0	1999*

Oppenheimer Variable Account Funds - Oppenheimer Mid Cap Fund/VA: Non-Service Shares - Q/NQ	9.717936	10.720007	10.31%	1,871	2005
	8.262040	9.717936	17.62%	3,214	2004
	6.699002	8.262040	23.33%	3,344	2003
	9.447560	6.699002	-29.09%	3,203	2002
	13.999397	9.447560	-32.51%	1,197	2001
	16.059802	13.999397	-12.83%	10,286	2000
	10.000000	16.059802	60.60%	0	1999*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	19.285453	21.259551	10.24%	69	2005
	17.843487	19.285453	8.08%	126	2004
	14.210605	17.843487	25.56%	132	2003
	13.249217	14.210605	7.26%	5	2002
	12.255588	13.249217	8.11%	0	2001
	11.203280	12.255588	9.39%	34	2000
	10.000000	11.203280	12.03%	0	1999*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	11.680936	12.741006	9.08%	0	2005
	10.132996	11.680936	15.28%	0	2004
	8.098223	10.132996	25.13%	0	2003
	10.000000	8.098223	-19.02%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	6.696160	7.731320	15.46%	232	2005
	5.607767	6.696160	19.41%	498	2004
	4.028092	5.607767	39.22%	478	2003
	5.958642	4.028092	-32.40%	268	2002
	8.585371	5.958642	-30.60%	0	2001
	10.000000	8.585371	-14.15%	80	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	21.528056	24.746797	14.95%	1,898	2005
	16.072738	21.528056	33.94%	1,806	2004
	11.902270	16.072738	35.04%	2,408	2003
	12.216634	11.902270	-2.57%	1,123	2002
	11.327088	12.216634	7.85%	96	2001
	10.912907	11.327088	3.80%	391	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	15.311576	19.848229	29.63%	52	2005
	12.385431	15.311576	23.63%	69	2004
	8.179648	12.385431	51.42%	71	2003
	8.578684	8.179648	-4.65%	64	2002
	8.898173	8.578684	-3.59%	0	2001
	15.586071	8.898173	-42.91%	613	2000
	10.000000	15.586071	55.86%	0	1999*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	12.576135	16.285932	29.50%	22	2005
	10.000000	12.576135	25.76%	2	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	15.891131	23.670159	48.95%	11	2005
	13.026159	15.891131	21.99%	11	2004
	9.161589	13.026159	42.18%	11	2003
	9.601688	9.161589	-4.58%	11	2002
	10.919321	9.601688	-12.07%	11	2001
	9.980406	10.919321	9.41%	0	2000
	10.000000	9.980406	-0.20%	0	1999*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	12.433770	18.513628	48.90%	0	2005
	10.000000	12.433770	24.34%	0	2004*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	10.418855	11.126782	6.79%	0	2005
	9.674671	10.418855	7.69%	0	2004
	7.299299	9.674671	32.54%	0	2003
	9.709589	7.299299	-24.82%	0	2002
	9.857327	9.709589	-1.50%	0	2001
	10.000000	9.857327	-1.43%	0	2000*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	10.357160	10.973280	5.95%	5,170	2005
	8.921417	10.357160	16.09%	5,547	2004
	6.630895	8.921417	34.54%	5,638	2003
	9.227273	6.630895	-28.14%	3,810	2002
	9.758910	9.227273	-5.45%	433	2001
	10.000000	9.758910	-2.63%	28	2000*

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Balanced Fund: Series I Shares - Q/NQ	9.824802	10.153486	3.35%	0	2005
	9.309837	9.824802	5.53%	0	2004
	8.151448	9.309837	14.21%	0	2003
	10.018352	8.151448	-18.63%	0	2002
	10.000000	10.018352	0.18%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Blue Chip Fund: Series I Shares - Q/NQ	9.138414	9.283663	1.59%	0	2005
	8.894935	9.138414	2.74%	0	2004
	7.241626	8.894935	22.83%	0	2003
	9.992491	7.241626	-27.53%	0	2002
	10.000000	9.992491	-0.08%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	10.168701	10.863079	6.83%	0	2005
	9.716536	10.168701	4.65%	0	2004
	7.643214	9.716536	27.13%	0	2003
	10.294969	7.643214	-25.76%	0	2002
	10.000000	10.294969	2.95%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	8.799360	9.125460	3.71%	0	2005
	8.475971	8.799360	3.82%	0	2004
	6.904053	8.475971	22.77%	0	2003
	10.086501	6.904053	-31.55%	0	2002
	10.000000	10.086501	0.87%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Stock Fund: Series I Shares - Q/NQ	10.754323	11.116700	3.37%	0	2005
	10.055171	10.754323	6.95%	0	2004
	8.233811	10.055171	22.12%	0	2003
	9.937767	8.233811	-17.15%	0	2002
	10.000000	9.937767	-0.62%	0	2001*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	12.578333	14.559822	15.75%	0	2005
	10.334474	12.578333	21.71%	0	2004
	8.158176	10.334474	26.68%	0	2003
	10.000000	8.158176	-18.42%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.570180	9.828663	2.70%	3,709	2005
	8.629328	9.570180	10.90%	3,879	2004
	6.796758	8.629328	26.96%	4,928	2003
	8.588758	6.796758	-20.86%	1,310	2002
	9.549358	8.588758	-10.06%	166	2001
	10.883705	9.549358	-12.26%	34,528	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	9.353332	10.397659	11.17%	109	2005
	8.292070	9.353332	12.80%	109	2004
	6.785174	8.292070	22.21%	109	2003
	8.681907	6.785174	-21.85%	114	2002
	12.490877	8.681907	-30.49%	42	2001
	15.299484	12.490877	-18.36%	26,521	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	11.062834	12.281338	11.01%	1,246	2005
	9.794272	11.062834	12.95%	1,118	2004
	8.014381	9.794272	22.21%	1,121	2003
	10.000000	8.014381	-19.86%	164	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.571596	10.601304	0.28%	0	2005
	9.731864	10.571596	8.63%	0	2004
	7.938536	9.731864	22.59%	0	2003
	10.000000	7.938536	-20.61%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	13.719851	14.144675	3.10%	7,176	2005
	12.225996	13.719851	12.22%	6,434	2004
	9.659067	12.225996	26.58%	3,648	2003
	11.262728	9.659067	-14.24%	2,441	2002
	10.171958	11.262728	10.72%	565	2001
	8.771225	10.171958	15.97%	21,574	2000*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.588445	10.555501	-0.31%	363	2005
	10.195584	10.588445	3.85%	0	2004
	10.000000	10.195584	1.96%	0	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	10.642190	11.152827	4.80%	0	2005
	9.688754	10.642190	9.84%	0	2004
	7.867077	9.688754	23.16%	0	2003
	10.179036	7.867077	-22.71%	0	2002
	10.000000	10.179036	1.79%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF	10.796889	11.329505	4.93%	0	2005
	9.719642	10.796889	11.08%	0	2004
	8.010634	9.719642	21.33%	0	2003
	10.157052	8.010634	-21.13%	0	2002
	10.000000	10.157052	1.57%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BB&T Variable Insurance Funds - BB&T Large Cap Growth VIF	9.148100	9.148545	0.00%	0	2005
	8.823929	9.148100	3.67%	0	2004
	7.022288	8.823929	25.66%	0	2003
	10.290594	7.022288	-31.76%	0	2002
	10.000000	10.290594	2.91%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	12.682930	14.239222	12.27%	0	2005
	11.026051	12.682930	15.03%	0	2004
	8.225731	11.026051	34.04%	0	2003
	10.476383	8.225731	-21.48%	0	2002
	10.000000	10.476383	4.76%	0	2001*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	9.432038	10.752741	14.00%	0	2005
	8.144608	9.432038	15.81%	0	2004
	5.619687	8.144608	44.93%	0	2003
	8.696154	5.619687	-35.38%	0	2002
	12.417121	8.696154	-29.97%	0	2001
	15.605804	12.417121	-20.43%	0	2000*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	9.391049	10.825336	15.27%	0	2005
	8.338678	9.391049	12.62%	0	2004
	6.383368	8.338678	30.63%	0	2003
	8.120126	6.383368	-21.39%	0	2002
	10.645617	8.120126	-23.72%	0	2001
	14.635449	10.645617	-27.26%	0	2000*

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	10.014694	10.630476	6.15%	0	2005
	9.163924	10.014694	9.28%	0	2004
	7.459404	9.163924	22.85%	0	2003
	9.882625	7.459404	-24.52%	0	2002
	9.975679	9.882625	-0.93%	0	2001
	9.331154	9.975679	6.91%	0	2000*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.262762	12.907223	5.26%	2,421	2005
	10.250496	12.262762	19.63%	2,248	2004
	7.579801	10.250496	35.23%	1,638	2003
	10.000000	7.579801	-24.20%	585	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	7.073307	7.193852	1.70%	0	2005
	6.785209	7.073307	4.25%	0	2004
	5.486341	6.785209	23.67%	0	2003
	7.867141	5.486341	-30.26%	95	2002
	10.353934	7.867141	-24.02%	0	2001
	11.856134	10.353934	-12.67%	62,594	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	8.627936	8.866104	2.76%	10,932	2005
	7.945117	8.627936	8.59%	14,280	2004
	6.306075	7.945117	25.99%	10,668	2003
	8.275796	6.306075	-23.80%	6,296	2002
	9.602483	8.275796	-13.82%	1,063	2001
	10.783286	9.602483	-10.95%	94,298	2000*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.851164	9.068240	2.45%	577	2005
	8.584782	8.851164	3.10%	464	2004
	7.218359	8.584782	18.93%	507	2003
	8.830538	7.218359	-18.26%	234	2002
	9.921665	8.830538	-11.00%	1,742	2001
	10.173850	9.921665	-2.48%	4,404	2000*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	11.943679	12.403446	3.85%	0	2005
	10.929322	11.943679	9.28%	0	2004
	8.455521	10.929322	29.26%	0	2003
	10.652198	8.455521	-20.62%	0	2002
	10.000000	10.652198	6.52%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	13.634166	14.973845	9.83%	0	2005
	11.573682	13.634166	17.80%	0	2004
	8.647677	11.573682	33.84%	0	2003
	10.038201	8.647677	-13.85%	0	2002
	10.000000	10.038201	0.38%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.554867	12.483117	-0.57%	10,915	2005
	12.344640	12.554867	1.70%	9,356	2004
	12.018959	12.344640	2.71%	7,583	2003
	11.202838	12.018959	7.28%	3,776	2002
	10.568127	11.202838	6.01%	435	2001
	9.747622	10.568127	8.42%	8,311	2000*

Fidelity Variable Insurance Products Fund - VIP Equity - Income Portfolio: Service Class - Q/NQ	10.483561	10.882666	3.81%	12,712	2005
	9.589583	10.483561	9.32%	21,957	2004
	7.502801	9.589583	27.81%	20,904	2003
	9.209865	7.502801	-18.54%	3,632	2002
	9.887701	9.209865	-6.86%	0	2001
	9.300541	9.887701	6.31%	51,011	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	7.851401	8.143786	3.72%	6,883	2005
	7.746584	7.851401	1.35%	5,494	2004
	5.943919	7.746584	30.33%	4,777	2003
	8.676331	5.943919	-31.49%	1,889	2002
	10.745932	8.676331	-19.26%	1,946	2001
	12.309803	10.745932	-12.70%	101,068	2000*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.642570	8.697158	0.63%	2,984	2005
	8.043859	8.642570	7.44%	1,815	2004
	6.454537	8.043859	24.62%	2,163	2003
	6.346563	6.454537	1.70%	620	2002
	7.340109	6.346563	-13.54%	0	2001
	9.662795	7.340109	-24.04%	17,319	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	9.791143	11.433861	16.78%	47	2005
	8.790049	9.791143	11.39%	47	2004
	6.253645	8.790049	40.56%	47	2003
	7.998921	6.253645	-21.82%	47	2002
	10.353122	7.998921	-22.74%	49	2001
	13.045702	10.353122	-20.64%	9,281	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.061524	14.079590	16.73%	2,498	2005
	10.827465	12.061524	11.40%	1,904	2004
	7.700598	10.827465	40.61%	1,465	2003
	10.000000	7.700598	-22.99%	360	2002*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	11.249973	12.902914	14.69%	12,165	2005
	9.937601	11.249973	13.21%	17,802	2004
	7.888206	9.937601	25.98%	16,064	2003
	8.873298	7.888206	-11.10%	3,996	2002
	10.316947	8.873298	-13.99%	303	2001
	11.266962	10.316947	-8.43%	84,405	2000*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.332038	10.352376	0.20%	1,729	2005
	10.090942	10.332038	2.39%	0	2004
	10.000000	10.090942	0.91%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	6.898042	7.370812	6.85%	0	2005
	6.564618	6.898042	5.08%	819	2004
	5.158219	6.564618	27.27%	819	2003
	6.730718	5.158219	-23.36%	428	2002
	8.015802	6.730718	-16.03%	0	2001
	9.859832	8.015802	-18.70%	15,755	2000*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	12.850199	12.935368	0.66%	1,007	2005
	11.485789	12.850199	11.88%	1,256	2004
	7.416124	11.485789	54.88%	560	2003
	10.000000	7.416124	-25.84%	709	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class I - Q/NQ	11.890682	12.894056	8.44%	0	2005
	10.191325	11.890682	16.67%	0	2004
	7.833317	10.191325	30.10%	0	2003
	10.000000	7.833317	-21.67%	0	2002*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	11.696138	11.753622	0.49%	1,949	2005
	10.823716	11.696138	8.06%	3,771	2004
	9.018929	10.823716	20.01%	3,233	2003
	8.901799	9.018929	1.32%	1,081	2002
	8.703574	8.901799	2.28%	118	2001
	9.666832	8.703574	-9.96%	5,547	2000*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.411135	4.11%	1,659	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class I - Q/NQ	12.908099	16.805347	30.19%	0	2005
	10.891929	12.908099	18.51%	0	2004
	6.714603	10.891929	62.21%	0	2003
	8.070402	6.714603	-16.80%	0	2002
	8.673124	8.070402	-6.95%	0	2001
	10.000000	8.673124	-13.27%	20	2000*

GVIT Gartmore GVIT Emerging Markets Fund: Class III - Q/NQ	14.373091	18.715146	30.21%	985	2005
	12.126779	14.373091	18.52%	550	2004
	7.477857	12.126779	62.17%	491	2003
	10.000000	7.477857	-25.22%	89	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Financial Services Fund: Class III - Q/NQ	14.471179	15.791007	9.12%	740	2005
	12.172182	14.471179	18.89%	771	2004
	8.766715	12.172182	38.85%	196	2003
	10.000000	8.766715	-12.33%	67	2002*

GVIT Gartmore GVIT Global Health Sciences Fund: Class III - Q/NQ	11.927622	12.693803	6.42%	1,216	2005
	11.268550	11.927622	5.85%	1,220	2004
	8.394065	11.268550	34.24%	346	2003
	10.000000	8.394065	-16.06%	202	2002*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class I - Q/NQ	2.949661	2.880275	-2.35%	17	2005
	2.880988	2.949661	2.38%	17	2004
	1.890847	2.880988	52.36%	17	2003
	3.367087	1.890847	-43.84%	17	2002
	5.990454	3.367087	-43.79%	0	2001
	10.000000	5.990454	-40.10%	24	2000*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class III - Q/NQ	11.069034	10.809106	-2.35%	1,219	2005
	10.814936	11.069034	2.35%	1,036	2004
	7.100003	10.814936	52.32%	1,109	2003
	10.000000	7.100003	-29.00%	461	2002*

GVIT Gartmore GVIT Global Utilities Fund: Class III - Q/NQ	12.263619	12.817214	4.51%	20	2005
	9.615137	12.263619	27.54%	20	2004
	7.889333	9.615137	21.88%	20	2003
	10.000000	7.889333	-21.11%	6	2002*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	12.499088	12.668885	1.36%	6,619	2005
	12.332360	12.499088	1.35%	12,852	2004
	12.318429	12.332360	0.11%	13,157	2003
	11.308475	12.318429	8.93%	10,320	2002
	10.743338	11.308475	5.26%	985	2001
	9.725276	10.743338	10.47%	17,109	2000*

GVIT Gartmore GVIT Growth Fund: Class I - Q/NQ	4.772161	4.988617	4.54%	0	2005
	4.495423	4.772161	6.16%	0	2004
	3.450405	4.495423	30.29%	0	2003
	4.932123	3.450405	-30.04%	0	2002
	6.993410	4.932123	-29.47%	0	2001
	9.697798	6.993410	-27.89%	7,357	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT International Growth Fund: Class III - Q/NQ	11.536563	14.740766	27.77%	719	2005
	10.278685	11.536563	12.24%	874	2004
	7.738127	10.278685	32.83%	2	2003
	10.000000	7.738127	-22.62%	0	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.745047	10.895571	1.40%	2,072	2005
	10.460887	10.745047	2.72%	1,599	2004
	9.877095	10.460887	5.91%	3,930	2003
	10.000000	9.877095	-1.23%	285	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.122380	11.406930	2.56%	14,062	2005
	10.574947	11.122380	5.18%	13,151	2004
	9.476086	10.574947	11.60%	44,296	2003
	10.000000	9.476086	-5.24%	40,248	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.379127	11.766108	3.40%	29,682	2005
	10.584261	11.379127	7.51%	25,102	2004
	8.982505	10.584261	17.83%	26,726	2003
	10.000000	8.982505	-10.71%	19,368	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.675960	12.271079	5.10%	15,003	2005
	10.612606	11.675960	10.02%	10,691	2004
	8.537693	10.612606	24.30%	18,958	2003
	10.000000	8.537693	-14.62%	294	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.860489	12.565069	5.94%	6,625	2005
	10.597538	11.860489	11.92%	5,818	2004
	8.187819	10.597538	29.43%	4,907	2003
	10.000000	8.187819	-18.12%	0	2002*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class I - Q/NQ	8.006900	8.624861	7.72%	1,631	2005
	7.072963	8.006900	13.20%	1,460	2004
	5.142260	7.072963	37.55%	1,253	2003
	8.318555	5.142260	-38.18%	474	2002
	12.163206	8.318555	-31.61%	0	2001
	14.643628	12.163206	-2.67%	28,263	2000*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	10.477163	10.558239	0.77%	18,647	2005
	10.588727	10.477163	-1.05%	18,089	2004
	10.721236	10.588727	-1.24%	12,507	2003
	10.792570	10.721236	-0.66%	9,844	2002
	10.614638	10.792570	1.68%	237	2001
	10.198968	10.614638	4.08%	63,000	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Nationwide Fund: Class I - Q/NQ	8.949103	9.437717	5.46%	1,491	2005
	8.307646	8.949103	7.72%	12,706	2004
	6.637820	8.307646	25.16%	12,566	2003
	8.183165	6.637820	-18.88%	170	2002
	9.456097	8.183165	-13.46%	0	2001
	9.842006	9.456097	-3.92%	55,314	2000*

GVIT Gartmore GVIT Nationwide Leaders Fund: Class III - Q/NQ	13.047174	14.125629	8.27%	111	2005
	11.192078	13.047174	16.58%	96	2004
	9.079080	11.192078	23.27%	70	2003
	10.000000	9.079080	-9.21%	451	2002*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III - Q/NQ	12.297333	13.517782	9.92%	142	2005
	11.142320	12.297333	10.37%	143	2004
	7.449034	11.142320	49.58%	774	2003
	10.000000	7.449034	-25.51%	77	2002*

GVIT Gartmore Worldwide Leaders Fund: Class I - Q/NQ	8.504532	9.961953	17.14%	148	2005
	7.491225	8.504532	13.53%	148	2004
	5.609527	7.491225	33.54%	148	2003
	7.660350	5.609527	-26.77%	125	2002
	9.614186	7.660350	-20.32%	0	2001
	11.170893	9.614186	-13.94%	8,320	2000*

GVIT Gartmore GVIT Worldwide Leaders Fund: Class III - Q/NQ	15.344625	17.974288	17.14%	104	2005
	13.516344	15.344625	13.53%	96	2004
	10.000000	13.516344	35.16%	34	2003*

GVIT GVIT International Value Fund: Class III - Q/NQ	16.217645	17.837259	9.99%	254	2005
	13.739440	16.217645	18.04%	113	2004
	10.000000	13.739440	37.39%	0	2003*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	15.632471	17.200627	10.03%	3,253	2005
	13.762016	15.632471	13.59%	2,937	2004
	10.412893	13.762016	32.16%	2,690	2003
	12.526391	10.412893	-16.87%	1,980	2002
	12.932854	12.526391	-3.14%	519	2001
	11.436215	12.932854	13.09%	5,958	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Cap Growth Fund: Class I - Q/NQ	14.004358	14.858243	6.10%	1,669	2005
	12.580487	14.004358	11.32%	1,648	2004
	9.546230	12.580487	31.78%	1,431	2003
	14.579903	9.546230	-34.52%	863	2002
	16.662806	14.579903	-12.50%	49	2001
	20.250073	16.662806	-17.71%	15,375	2000*

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	20.346244	20.584636	1.17%	5,619	2005
	17.672542	20.346244	15.13%	5,430	2004
	11.478843	17.672542	53.96%	3,786	2003
	16.057232	11.478843	-28.51%	2,273	2002
	12.754961	16.057232	25.89%	566	2001
	11.685305	12.754961	9.15%	13,697	2000*

GVIT GVIT Small Company Fund: Class I - Q/NQ	18.117877	19.974193	10.25%	1,586	2005
	15.509055	18.117877	16.82%	1,448	2004
	11.205308	15.509055	38.41%	1,158	2003
	13.809877	11.205308	-18.86%	754	2002
	15.083183	13.809877	-8.44%	300	2001
	14.110489	15.083183	6.89%	52,907	2000*

GVIT J.P. Morgan GVIT Balanced Fund: Class I - Q/NQ	9.328912	9.389619	0.65%	900	2005
	8.760817	9.328912	6.48%	771	2004
	7.537812	8.760817	16.22%	628	2003
	8.758381	7.537812	-13.94%	451	2002
	9.264907	8.758381	-5.47%	0	2001
	9.471823	9.264907	-2.18%	20,784	2000*

GVIT Van Kampen GVIT Comstock Value Fund: Class I - Q/NQ	8.902367	9.109262	2.32%	2,183	2005
	7.719293	8.902367	15.33%	1,490	2004
	5.983746	7.719293	29.00%	1,200	2003
	8.144524	5.983746	-26.53%	678	2002
	9.447118	8.144524	-13.79%	0	2001
	10.768053	9.447118	-12.27%	8,491	2000*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	12.695064	12.732503	0.29%	1,650	2005
	12.141036	12.695064	4.56%	2,008	2004
	11.033027	12.141036	10.04%	1,845	2003
	10.485245	11.033027	5.22%	963	2002
	10.254426	10.485245	2.25%	441	2001
	9.887582	10.254426	3.71%	10,822	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	11.343422	12.159921	7.20%	579	2005
	10.000000	11.343422	13.43%	358	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.002249	7.736129	10.48%	4,201	2005
	6.047553	7.002249	15.79%	4,728	2004
	5.124576	6.047553	18.01%	4,134	2003
	6.210517	5.124576	-17.49%	2,352	2002
	8.095727	6.210517	-23.29%	863	2001
	10.000000	8.095727	-19.04%	118,431	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.274176	3.584998	9.49%	14	2005
	3.317116	3.274176	-1.29%	14	2004
	2.307249	3.317116	43.77%	14	2003
	3.979883	2.307249	-42.03%	14	2002
	6.469900	3.979883	-38.49%	0	2001
	10.000000	6.469900	-35.30%	92,046	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.099797	11.036415	9.27%	816	2005
	10.204923	10.099797	-1.03%	600	2004
	7.066388	10.204923	44.41%	366	2003
	10.000000	7.066388	-29.34%	111	2002*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	6.849407	8.870508	29.51%	8	2005
	5.879751	6.849407	16.49%	8	2004
	4.452769	5.879751	32.05%	8	2003
	6.110859	4.452769	-27.13%	8	2002
	8.132240	6.110859	-24.86%	66	2001
	10.000000	8.132240	-18.68%	101,352	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	11.865467	15.375719	29.58%	2,482	2005
	10.183619	11.865467	16.52%	2,274	2004
	7.711350	10.183619	32.06%	1,929	2003
	10.000000	7.711350	-22.89%	1,072	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.007907	15.249917	8.87%	0	2005
	12.149928	14.007907	15.29%	0	2004
	10.000000	12.149928	21.50%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	10.140790	10.788985	6.39%	2,155	2005
	8.921038	10.140790	13.67%	2,060	2004
	6.898096	8.921038	29.33%	1,932	2003
	9.555631	6.898096	-27.81%	2,238	2002
	9.885928	9.555631	-3.34%	280	2001
	9.958551	9.885928	-0.73%	3,850	2000*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.866712	9.824455	-0.43%	1,092	2005
	9.974965	9.866712	-1.09%	538	2004
	10.000000	9.974965	-0.25%	293	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	10.193490	11.380414	11.64%	2,533	2005
	8.929402	10.193490	14.16%	2,321	2004
	7.103509	8.929402	25.70%	2,704	2003
	10.242890	7.103509	-30.65%	1,040	2002
	13.851206	10.242890	-26.05%	41	2001
	15.248701	13.851206	-9.16%	39,859	2000*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	10.317791	11.955144	15.87%	1,171	2005
	8.835623	10.317791	16.77%	1,075	2004
	6.663773	8.835623	32.59%	1,395	2003
	8.950468	6.663773	-25.55%	2,474	2002
	9.385656	8.950468	-4.64%	380	2001
	9.494931	9.385656	-1.15%	8,885	2000*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.243582	11.792951	4.89%	0	2005
	10.000000	11.243582	12.44%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	10.370992	10.698707	3.16%	7,756	2005
	9.881067	10.370992	4.96%	6,648	2004
	7.688120	9.881067	28.52%	6,704	2003
	10.709843	7.688120	-28.21%	4,670	2002
	12.483131	10.709843	-14.21%	2,099	2001
	12.746543	12.483131	-2.07%	71,488	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.268689	11.521429	12.20%	913	2005
	8.779681	10.268689	16.96%	1,107	2004
	6.254301	8.779681	40.38%	1,199	2003
	8.183849	6.254301	-23.58%	1,458	2002
	9.480386	8.183849	-13.68%	263	2001
	10.000000	9.480386	-5.20%	4,837	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	16.584290	18.612375	12.23%	2,947	2005
	14.175664	16.584290	16.99%	2,185	2004
	10.000000	14.175664	41.76%	1,105	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.058460	9.422741	4.02%	3,946	2005
	8.431587	9.058460	7.43%	3,816	2004
	6.779063	8.431587	24.38%	2,030	2003
	8.505890	6.779063	-20.30%	1,292	2002
	9.647415	8.505890	-11.83%	2,075	2001
	10.773688	9.647415	-10.45%	96,024	2000*

Oppenheimer Variable Account Funds - Oppenheimer Mid Cap Fund/VA: Non-Service Shares - Q/NQ	9.689932	10.683690	10.26%	1,320	2005
	8.242419	9.689932	17.56%	1,204	2004
	6.686490	8.242419	23.27%	1,937	2003
	9.434727	6.686490	-29.13%	981	2002
	13.987563	9.434727	-32.55%	1,470	2001
	16.054381	13.987563	-12.87%	80,705	2000*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	19.229925	21.187577	10.18%	359	2005
	17.801173	19.229925	8.03%	359	2004
	14.184124	17.801173	25.50%	1,600	2003
	13.231263	14.184124	7.20%	32	2002
	12.245260	13.231263	8.05%	0	2001
	11.199494	12.245260	9.34%	627	2000*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	11.665072	12.717225	9.02%	0	2005
	10.124389	11.665072	15.22%	0	2004
	8.095466	10.124389	25.06%	0	2003
	10.000000	8.095466	-19.05%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	6.680248	7.709032	15.40%	640	2005
	5.597290	6.680248	19.35%	563	2004
	4.022612	5.597290	39.15%	378	2003
	5.953570	4.022612	-32.43%	433	2002
	8.582480	5.953570	-30.63%	0	2001
	10.000000	8.582480	-14.18%	6,674	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	21.466099	24.663053	14.89%	3,775	2005
	16.034633	21.466099	33.87%	3,629	2004
	11.880085	16.034633	34.97%	2,919	2003
	12.200073	11.880085	-2.62%	1,634	2002
	11.317531	12.200073	7.80%	413	2001
	10.905202	11.317531	3.78%	7,955	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	15.267461	19.781013	29.56%	155	2005
	12.356025	15.267461	23.56%	155	2004
	8.164377	12.356025	51.34%	343	2003
	8.567036	8.164377	-4.70%	273	2002
	8.890661	8.567036	-3.64%	25	2001
	15.580817	8.890661	-42.94%	1,884	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	12.571897	16.272183	29.43%	581	2005
	10.000000	12.571897	25.72%	319	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	15.845370	23.590040	48.88%	0	2005
	12.995266	15.845370	21.93%	0	2004
	9.144519	12.995266	42.11%	51	2003
	9.588687	9.144519	-4.63%	24	2002
	10.910122	9.588687	-12.11%	0	2001
	9.977040	10.910122	9.35%	0	2000*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	12.429598	18.498038	48.82%	416	2005
	10.000000	12.429598	24.30%	33	2004*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	10.394151	11.094765	6.74%	0	2005
	9.656637	10.394151	7.64%	0	2004
	7.289402	9.656637	32.48%	0	2003
	9.701370	7.289402	-24.86%	0	2002
	9.854024	9.701370	-1.55%	0	2001
	10.000000	9.854024	-1.46%	1,531	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	10.332567	10.941663	5.89%	3,393	2005
	8.904768	10.332567	16.03%	2,727	2004
	6.621889	8.904768	34.47%	1,734	2003
	9.219447	6.621889	-28.17%	1,015	2002
	9.755631	9.219447	-5.50%	14	2001
	10.000000	9.755631	-2.67%	10,530	2000*

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Balanced Fund: Series I Shares - Q/NQ	9.809163	10.132165	3.29%	0	2005
	9.299755	9.809163	5.48%	0	2004
	8.146774	9.299755	14.15%	0	2003
	10.017724	8.146774	-18.68%	0	2002
	10.000000	10.017724	0.18%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Blue Chip Fund: Series I Shares - Q/NQ	9.123872	9.264189	1.54%	0	2005
	8.885303	9.123872	2.68%	0	2004
	7.237469	8.885303	22.77%	0	2003
	9.991859	7.237469	-27.57%	0	2002
	10.000000	9.991859	-0.08%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	10.152525	10.840278	6.77%	0	2005
	9.706030	10.152525	4.60%	0	2004
	7.638832	9.706030	27.06%	0	2003
	10.294326	7.638832	-25.80%	0	2002
	10.000000	10.294326	2.94%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	8.785385	9.106342	3.65%	0	2005
	8.466812	8.785385	3.76%	0	2004
	6.900097	8.466812	22.71%	0	2003
	10.085866	6.900097	-31.59%	0	2002
	10.000000	10.085866	0.86%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Stock Fund: Series I Shares - Q/NQ	10.737226	11.093386	3.32%	0	2005
	10.044299	10.737226	6.90%	0	2004
	8.229101	10.044299	22.06%	0	2003
	9.937144	8.229101	-17.19%	0	2002
	10.000000	9.937144	-0.63%	0	2001*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	12.561233	14.532640	15.69%	0	2005
	10.325687	12.561233	21.65%	0	2004
	18.155392	10.325687	26.61%	0	2003
	10.000000	8.155392	-18.45%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.542602	9.795363	2.65%	15,114	2005
	8.608836	9.542602	10.85%	15,647	2004
	6.784071	8.608836	26.90%	0	2003
	8.577091	6.784071	-20.90%	0	2002
	9.541283	8.577091	-10.11%	0	2001
	10.880025	9.541283	-12.30%	11,881	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	9.326365	10.362418	11.11%	0	2005
	8.272374	9.326365	12.74%	0	2004
	6.772509	8.272374	22.15%	0	2003
	8.670125	6.772509	-21.89%	52	2002
	12.480327	8.670125	-30.53%	5	2001
	15.294316	12.480327	-18.40%	18,453	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	11.047795	12.258417	10.96%	50	2005
	9.785936	11.047795	12.89%	51	2004
	8.011649	9.785936	22.15%	53	2003
	10.000000	8.011649	-19.88%	5	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.557203	10.581495	0.23%	3,524	2005
	9.723577	10.557203	8.57%	3,767	2004
	7.935821	9.723577	22.53%	0	2003
	10.000000	7.935821	-20.64%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	13.680293	14.096723	3.04%	456	2005
	12.196960	13.680293	12.16%	446	2004
	9.641037	12.196960	26.51%	410	2003
	11.247447	9.641037	-14.28%	61	2002
	10.163375	11.247447	10.67%	14	2001
	8.768259	10.163375	15.91%	4,809	2000*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.579432	10.541159	-0.36%	0	2005
	10.192099	10.579432	3.80%	0	2004
	10.000000	10.192099	1.92%	0	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	10.625295	11.129461	4.74%	0	2005
	9.678294	10.625295	9.78%	0	2004
	7.862571	9.678294	23.09%	0	2003
	10.178398	7.862571	-22.75%	0	2002
	10.000000	10.178398	1.78%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF	10.779725	11.305746	4.88%	0	2005
	9.709143	10.779725	11.03%	0	2004
	8.006045	9.709143	21.27%	0	2003
	10.156417	8.006045	-21.17%	0	2002
	10.000000	10.156417	1.56%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BB&T Variable Insurance Funds - BB&T Large Cap Growth VIF	9.133557	9.129364	-0.05%	0	2005
	8.814389	9.133557	3.62%	0	2004
	7.018263	8.814389	25.59%	0	2003
	10.289949	7.018263	-31.79%	0	2002
	10.000000	10.289949	2.90%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	12.662784	14.209389	12.21%	0	2005
	11.014146	12.662784	14.97%	0	2004
	8.221023	11.014146	33.98%	0	2003
	10.475729	8.221023	-21.52%	0	2002
	10.000000	10.475729	4.76%	0	2001*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	9.404821	10.716266	13.94%	0	2005
	8.125241	9.404821	15.75%	0	2004
	5.609184	8.125241	44.86%	0	2003
	8.684342	5.609184	-35.41%	0	2002
	12.406646	8.684342	-30.00%	0	2001
	15.600551	12.406646	-20.47%	0	2000*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	9.363961	10.788638	15.21%	0	2005
	8.318867	9.363961	12.56%	0	2004
	6.371446	8.318867	30.56%	0	2003
	8.109093	6.371446	-21.43%	0	2002
	10.636622	8.109093	-23.76%	0	2001
	14.630509	10.636622	-27.30%	0	2000*

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	9.985829	10.594461	6.09%	0	2005
	9.142157	9.985829	9.23%	0	2004
	7.445481	9.142157	22.79%	0	2003
	9.869216	7.445481	-24.56%	0	2002
	9.967257	9.869216	-0.98%	0	2001
	9.327994	9.967257	6.85%	137	2000*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.246099	12.883144	5.20%	0	2005
	10.241782	12.246099	19.57%	0	2004
	7.577210	10.241782	35.17%	0	2003
	10.000000	7.577210	-24.23%	0	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	7.052900	7.169448	1.65%	0	2005
	6.769089	7.052900	4.19%	0	2004
	5.476092	6.769089	23.61%	0	2003
	7.856453	5.476092	-30.30%	0	2002
	10.345179	7.856453	-24.06%	0	2001
	11.852125	10.345179	12.71%	12,862	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	8.603055	8.836043	2.71%	0	2005
	7.926250	8.603055	8.54%	0	2004
	6.294303	7.926250	25.93%	0	2003
	8.264570	6.294303	-23.84%	1,648	2002
	9.594375	8.264570	-13.86%	0	2001
	10.779645	9.594375	-11.00%	40,751	2000*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.825656	9.037512	2.40%	1,217	2005
	8.564412	8.825656	3.05%	1,044	2004
	7.204901	8.564412	18.87%	1,101	2003
	8.818570	7.204901	-18.30%	706	2002
	9.913289	8.818570	-11.04%	130	2001
	10.170406	9.913289	-2.53%	3,524	2000*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	11.924681	12.377429	3.80%	0	2005
	10.917495	11.924681	9.23%	0	2004
	8.450677	10.917495	29.19%	0	2003
	10.651529	8.450677	-20.66%	0	2002
	10.000000	10.651529	6.52%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	13.612488	14.942448	9.77%	0	2005
	11.561155	13.612488	17.74%	0	2004
	8.642712	11.561155	33.77%	0	2003
	10.037569	8.642712	-13.90%	0	2002
	10.000000	10.037569	0.38%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.518711	12.440839	-0.62%	0	2005
	12.315361	12.518711	1.65%	0	2004
	11.996568	12.315361	2.66%	0	2003
	11.187661	11.996568	7.23%	351	2002
	10.559225	11.187661	5.95%	351	2001
	9.744333	10.559225	8.36%	3,125	2000*

Fidelity Variable Insurance Products Fund - VIP Equity - Income Portfolio: Service Class - Q/NQ	10.453334	10.845777	3.75%	3,992	2005
	9.566810	10.453334	9.27%	4,205	2004
	7.488805	9.566810	27.75%	298	2003
	9.197371	7.488805	-18.58%	205	2002
	9.879350	9.197371	-6.90%	109	2001
	9.297394	9.879350	6.26%	4,714	2000*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	7.828799	8.116211	3.67%	6,089	2005
	7.728217	7.828799	1.30%	6,014	2004
	5.932835	7.728217	30.26%	612	2003
	8.664560	5.932835	-31.53%	198	2002
	10.736866	8.664560	-19.30%	1	2001
	12.305653	10.736866	-12.75%	59,620	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.617667	8.667686	0.58%	0	2005
	8.024768	8.617667	7.39%	0	2004
	6.442506	8.024768	24.56%	0	2003
	6.337956	6.442506	1.65%	179	2002
	7.333907	6.337956	-13.58%	179	2001
	9.659523	7.333907	-24.08%	4,625	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	9.762883	11.395079	16.72%	0	2005
	8.769155	9.762883	11.33%	0	2004
	6.241968	8.769155	40.49%	0	2003
	7.988069	6.241968	-21.86%	337	2002
	10.344382	7.988069	-22.78%	342	2001
	13.041301	10.344382	-20.68%	3,538	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.045115	14.053297	16.67%	4	2005
	10.818256	12.045115	11.34%	4	2004
	7.697965	10.818256	40.53%	4	2003
	10.000000	7.697965	-23.02%	5	2002*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	11.217583	12.859240	14.63%	10,854	2005
	9.914027	11.217583	13.15%	10,891	2004
	7.873493	9.914027	25.92%	897	2003
	8.861264	7.873493	-11.15%	881	2002
	10.308233	8.861264	-14.04%	739	2001
	11.263156	10.308233	-8.48%	25,250	2000*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.323250	10.338312	0.15%	0	2005
	10.087509	10.323250	2.34%	0	2004
	10.000000	10.087509	0.88%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	6.878173	7.345851	6.80%	1,188	2005
	6.549041	6.878173	5.03%	918	2004
	5.148599	6.549041	27.20%	693	2003
	6.721581	5.148599	-23.40%	435	2002
	8.009032	6.721581	-16.07%	226	2001
	9.856495	8.009032	-18.74%	18,700	2000*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	12.832718	12.911205	0.61%	0	2005
	11.476013	12.832718	11.82%	0	2004
	7.413590	11.476013	54.80%	0	2003
	10.000000	7.413590	-25.86%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class I - Q/NQ	11.874526	12.870002	8.38%	0	2005
	10.182663	11.874526	16.62%	0	2004
	7.830650	10.182663	30.04%	0	2003
	10.000000	7.830650	-21.69%	0	2002*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	11.662441	11.713813	0.44%	0	2005
	10.798032	11.662441	8.01%	0	2004
	9.002106	10.798032	19.95%	0	2003
	8.889732	9.002106	1.26%	0	2002
	8.696224	8.889732	2.23%	0	2001
	9.663565	8.696224	-10.01%	3,041	2000*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.407617	4.08%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class I - Q/NQ	12.880175	16.760488	30.13%	0	2005
	10.873898	12.880175	18.45%	0	2004
	6.706895	10.873898	62.13%	0	2003
	8.065253	6.706895	-16.84%	0	2002
	8.672055	8.065253	-7.00%	0	2001
	10.000000	8.672055	-13.28%	0	2000*

GVIT Gartmore GVIT Emerging Markets Fund: Class III - Q/NQ	14.353568	18.680248	30.14%	0	2005
	12.116476	14.353568	18.46%	0	2004
	7.475305	12.116476	62.09%	0	2003
	10.000000	7.475305	-25.25%	0	2002*

GVIT Gartmore GVIT Global Financial Services Fund: Class III - Q/NQ	14.449572	15.759416	9.06%	68	2005
	12.160197	14.449572	18.83%	68	2004
	8.762545	12.160197	38.77%	41	2003
	10.000000	8.762545	-12.37%	0	2002*

GVIT Gartmore GVIT Global Health Sciences Fund: Class III - Q/NQ	11.909823	12.668421	6.37%	35	2005
	11.257465	11.909823	5.79%	35	2004
	8.390084	11.257465	34.18%	20	2003
	10.000000	8.390084	-16.10%	0	2002*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class I - Q/NQ	2.943294	2.872608	-2.40%	0	2005
	2.876240	2.943294	2.33%	0	2004
	1.888681	2.876240	52.29%	0	2003
	3.364948	1.888681	-43.87%	0	2002
	5.989717	3.364948	-43.82%	0	2001
	10.000000	5.989717	-40.10%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Technology and Communications Fund: Class III - Q/NQ	11.053980	10.788930	-2.40%	40	2005
	10.805736	11.053980	2.30%	40	2004
	7.097577	10.805736	52.25%	24	2003
	10.000000	7.097577	-29.02%	0	2002*

GVIT Gartmore GVIT Global Utilities Fund: Class III - Q/NQ	12.245309	12.791583	4.46%	41	2005
	9.605670	12.245309	27.48%	41	2004
	7.885581	9.605670	21.81%	23	2003
	10.000000	7.885581	-21.14%	0	2002*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	12.463096	12.625975	1.31%	148	2005
	12.303120	12.463096	1.30%	148	2004
	12.295493	12.303120	0.06%	226	2003
	11.293161	12.295493	8.88%	178	2002
	10.734272	11.293161	5.21%	92	2001
	9.721987	10.734272	10.41%	9,617	2000*

GVIT Gartmore GVIT Growth Fund: Class I - Q/NQ	4.758382	4.971695	4.48%	0	2005
	4.484722	4.758382	6.10%	0	2004
	3.443952	4.484722	30.22%	0	2003
	4.925420	3.443952	-30.08%	0	2002
	6.987497	4.925420	-29.51%	0	2001
	9.694518	6.987497	-27.92%	1,779	2000*

GVIT Gartmore GVIT International Growth Fund: Class III - Q/NQ	11.520885	14.713249	27.71%	0	2005
	10.269947	11.520885	12.18%	0	2004
	7.735493	10.269947	32.76%	0	2003
	10.000000	7.735493	-22.65%	0	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.729004	10.873772	1.35%	0	2005
	10.450593	10.729004	2.66%	0	2004
	9.872402	10.450593	5.86%	0	2003
	10.000000	9.872402	-1.28%	0	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.105782	11.384121	2.51%	1,826	2005
	10.564539	11.105782	5.12%	2,181	2004
	9.471588	10.564539	11.54%	2,650	2003
	10.000000	9.471588	-5.28%	0	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.362127	11.742570	3.35%	3,558	2005
	10.573837	11.362127	7.46%	4,326	2004
	8.978240	10.573837	17.77%	5,371	2003
	10.000000	8.978240	-10.22%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.658524	12.246540	5.04%	10,340	2005
	10.602160	11.658524	9.96%	8,462	2004
	8.533634	10.602160	24.24%	8,409	2003
	10.000000	8.533634	-14.66%	23	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.842767	12.539933	5.89%	2,828	2005
	10.587104	11.842767	11.86%	3,563	2004
	8.183923	10.587104	29.36%	4,582	2003
	10.000000	8.183923	-18.16%	0	2002*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class I - Q/NQ	7.983805	8.595611	7.66%	19	2005
	7.056149	7.983805	13.15%	19	2004
	5.132637	7.056149	37.48%	19	2003
	8.307241	5.132637	-38.21%	21	2002
	12.152925	8.307241	-31.64%	17	2001
	14.638685	12.152925	-16.98%	9,578	2000*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	10.446928	10.522423	0.72%	5,696	2005
	10.563553	10.446928	-1.10%	6,090	2004
	10.701197	10.563553	-1.29%	0	2003
	10.777889	10.701197	-0.71%	0	2002
	10.605632	10.777889	1.62%	768	2001
	10.195482	10.605632	4.02%	47,092	2000

GVIT Gartmore GVIT Nationwide Fund: Class I - Q/NQ	8.923294	9.405708	5.41%	0	2005
	8.287900	8.923294	7.67%	0	2004
	6.625425	8.287900	25.09%	0	2003
	8.172057	6.625425	-18.93%	0	2002
	9.448103	8.172057	-13.51%	0	2001
	9.838680	9.448103	-3.97%	7,522	2000*

GVIT Gartmore GVIT Nationwide Leaders Fund: Class III - Q/NQ	13.027702	14.097378	8.21%	0	2005
	11.181069	13.027702	16.52%	0	2004
	9.074768	11.181069	23.21%	0	2003
	10.000000	9.074768	-9.25%	0	2002*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III - Q/NQ	12.278996	13.490766	9.87%	0	2005
	11.131364	12.278996	10.31%	0	2004
	7.445495	11.131364	49.50%	0	2003
	10.000000	7.445495	-25.55%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore Worldwide Leaders Fund: Class I - Q/NQ	8.480006	9.928183	17.08%	0	2005
	7.473438	8.480006	13.47%	0	2004
	5.599057	7.473438	33.48%	0	2003
	7.649959	5.599057	-26.81%	0	2002
	9.606072	7.649959	-20.36%	0	2001
	11.167113	9.606072	-13.98%	929	2000*

GVIT Gartmore GVIT Worldwide Leaders Fund: Class III - Q/NQ	15.331599	17.949918	17.08%	0	2005
	13.511751	15.331599	13.47%	0	2004
	10.000000	13.511751	35.12%	0	2003*

GVIT GVIT International Value Fund: Class III - Q/NQ	16.203883	17.813067	9.93%	0	2005
	13.734777	16.203883	17.98%	0	2004
	10.000000	13.734777	37.35%	0	2003*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	15.587433	17.142369	9.98%	3,162	2005
	13.729366	15.587433	13.53%	3,184	2004
	10.393469	13.729366	32.10%	395	2003
	12.509403	10.393469	-16.91%	342	2002
	12.921938	12.509403	-3.19%	0	2001
	11.432355	12.921938	13.03%	8,380	2000*

GVIT GVIT Small Cap Growth Fund: Class I - Q/NQ	13.963999	14.807889	6.04%	0	2005
	12.550621	13.963999	11.26%	0	2004
	9.528413	12.550621	31.72%	0	2003
	14.560133	9.528413	-34.56%	0	2002
	16.648755	14.560133	-12.55%	0	2001
	20.243274	16.648755	-17.76%	6,653	2000*

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	20.287630	20.514908	1.12%	267	2005
	17.630611	20.287630	15.07%	267	2004
	11.457422	17.630611	53.88%	398	2003
	16.035460	11.457422	-28.55%	121	2002
	12.744198	16.035460	25.83%	0	2001
	11.681367	12.744198	9.10%	6,544	2000*

GVIT GVIT Small Company Fund: Class I - Q/NQ	18.065673	19.906540	10.19%	3	2005
	15.472238	18.065673	16.76%	3	2004
	11.184395	15.472238	38.34%	3	2003
	13.791138	11.184395	-18.90%	208	2002
	15.070448	13.791138	-8.49%	3	2001
	14.105728	15.070448	6.84%	9,932	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT J.P. Morgan GVIT Balanced Fund: Class I - Q/NQ	9.302016	9.357801	0.60%	0	2005
	8.740006	9.302016	6.43%	0	2004
	7.523744	8.740006	16.17%	0	2003
	8.746499	7.523744	-13.98%	0	2002
	9.257079	8.746499	-5.52%	0	2001
	9.468619	9.257079	-2.23%	7,049	2000*

GVIT Van Kampen GVIT Comstock Value Fund: Class I - Q/NQ	8.876690	9.078368	2.27%	0	2005
	7.700955	8.876690	15.27%	0	2004
	5.972569	7.700955	28.94%	0	2003
	8.133455	5.972569	-26.57%	0	2002
	9.439135	8.133455	-13.83%	0	2001
	10.764410	9.439135	-12.31%	393	2000*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	12.658477	12.689357	0.24%	30	2005
	12.112226	12.658477	4.51%	30	2004
	11.012457	12.112226	9.99%	15	2003
	10.471032	11.012457	5.17%	0	2002
	10.245769	10.471032	2.20%	0	2001
	9.884242	10.245769	3.66%	0	2000*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	11.339593	12.149640	7.14%	0	2005
	10.000000	11.339593	13.40%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.984699	7.712816	10.42%	97	2005
	6.035469	6.984699	15.73%	98	2004
	5.116941	6.035469	17.95%	93	2003
	6.204428	5.116941	-17.53%	99	2002
	8.091928	6.204428	-23.33%	0	2001
	10.000000	8.091928	-19.08%	59,411	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.265930	3.574151	9.44%	0	2005
	3.310444	3.265930	-1.34%	0	2004
	2.303786	3.310444	43.70%	0	2003
	3.975953	2.303786	-42.06%	0	2002
	6.466853	3.975953	-38.52%	0	2001
	10.000000	6.466853	-35.33%	47,293	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.086073	11.015819	9.22%	0	2005
	10.196246	10.086073	-1.08%	0	2004
	7.063972	10.196246	44.34%	0	2003
	10.000000	7.063972	-29.36%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	6.832211	8.843749	29.44%	0	2005
	5.867965	6.832211	16.43%	0	2004
	4.446112	5.867965	31.98%	0	2003
	6.104844	4.446112	-27.17%	0	2002
	8.128419	6.104844	-24.90%	8	2001
	10.000000	8.128419	-18.72%	32,300	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	11.849338	15.347024	29.52%	4	2005
	10.174958	11.849338	16.46%	4	2004
	7.708715	10.174958	31.99%	5	2003
	10.000000	7.708715	-22.91%	5	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	13.996013	15.229220	8.81%	0	2005
	12.145798	13.996013	15.23%	0	2004
	10.000000	12.145798	21.46%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	10.111547	10.752406	6.34%	159	2005
	8.899852	10.111547	13.61%	124	2004
	6.885223	8.899852	29.26%	84	2003
	9.542657	6.885223	-27.85%	36	2002
	9.877577	9.542657	-3.39%	4	2001
	9.955186	9.877577	-0.87%	927	2000*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.971565	9.858331	-1.14%	0	2004
	10.000000	9.971565	-0.28%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	8.908195	10.164112	14.10%	10	2004
	7.090239	8.908195	25.64%	10	2003
	10.228980	7.090239	-30.68%	10	2002
	13.839506	10.228980	-26.09%	9	2001
	15.243555	13.839506	-9.21%	20,672	2000*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	8.814644	10.288059	16.72%	0	2004
	6.651335	8.814644	32.52%	0	2003
	8.938329	6.651335	-25.59%	0	2002
	9.377731	8.938329	-4.69%	0	2001
	9.491719	9.377731	-1.20%	105	2000*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.000000	11.239804	12.40%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	9.857594	10.341087	4.90%	961	2004
	7.673761	9.857594	28.46%	985	2003
	10.695313	7.673761	-28.25%	556	2002
	12.472602	10.695313	-14.25%	72	2001
	12.742243	12.472602	-2.12%	24,319	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.763286	10.244297	16.90%	0	2004
	6.245795	8.763286	40.31%	0	2003
	8.176890	6.245795	-23.62%	82	2002
	9.477189	8.176890	-13.72%	0	2001
	10.000000	9.477189	-5.23%	8,037	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	14.170841	16.570216	16.93%	286	2004
	10.000000	14.170841	41.71%	179	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	8.411542	9.032316	7.38%	564	2004
	6.766391	8.411542	24.31%	564	2003
	8.494330	6.766391	-20.34%	130	2002
	9.639258	8.494330	-11.88%	131	2001
	10.770042	9.639258	-10.50%	32,461	2000*

Oppenheimer Variable Account Funds - Oppenheimer Mid Cap Fund/VA: Non-Service Shares - Q/NQ	8.222845	9.661983	17.50%	0	2004
	6.674005	8.222845	23.21%	0	2003
	9.421935	6.674005	-29.17%	0	2002
	13.975777	9.421935	-32.58%	0	2001
	16.048985	13.975777	-12.92%	23,450	2000*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	17.758937	19.174523	7.97%	21	2004
	14.157666	17.758937	25.44%	11	2003
	13.213325	14.157666	7.15%	0	2002
	12.234919	13.213325	8.00%	0	2001
	11.195718	12.234919	9.28%	665	2000*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	10.115781	11.649219	15.16%	0	2004
	8.092698	10.115781	25.00%	0	2003
	10.000000	8.092698	-19.07%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	5.586822	6.664359	19.29%	78	2004
	4.017136	5.586822	39.07%	86	2003
	5.948504	4.017136	-32.47%	79	2002
	8.579581	5.948504	-30.67%	0	2001
	10.000000	8.579581	-14.20%	1,543	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	15.996561	21.404236	33.81%	51	2004
	11.857917	15.996561	34.90%	29	2003
	12.183524	11.857917	-2.67%	0	2002
	11.307986	12.183524	7.74%	0	2001
	10.897503	11.307986	3.77%	1,019	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	12.326720	15.223485	23.50%	0	2004
	8.149155	12.326720	51.26%	0	2003
	8.555421	8.149155	-4.75%	0	2002
	8.883159	8.555421	-3.69%	0	2001
	15.575591	8.883159	-42.97%	4,581	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	10.000000	12.567660	25.68%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	12.964418	15.799703	21.87%	0	2004
	9.127452	12.964418	42.04%	0	2003
	9.575679	9.127452	-4.68%	0	2002
	10.900909	9.575679	-12.16%	0	2001
	9.973670	10.900909	9.30%	0	2000*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	10.000000	12.425394	24.25%	0	2004*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	9.638578	10.369426	7.58%	0	2004
	7.279475	9.638578	32.41%	0	2003
	9.693126	7.279475	-24.90%	0	2002
	9.850703	9.693126	-1.60%	0	2001
	10.000000	9.850703	-1.49%	1,086	2000*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	8.888143	10.308024	15.98%	1,001	2004
	6.612889	8.888143	34.41%	991	2003
	9.211624	6.612889	-28.21%	581	2002
	9.752349	9.211624	-5.54%	105	2001
	10.000000	9.752349	-2.70%	5,095	2000*

Optional Benefits Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Balanced Fund: Series I Shares - Q/NQ	9.793557	10.110905	3.24%	0	2005
	9.289687	9.793557	5.42%	0	2004
	8.142095	9.289687	14.09%	0	2003
	10.017094	8.142095	-18.72%	0	2002
	10.000000	10.017094	0.17%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Blue Chip Fund: Series I Shares - Q/NQ	9.109362	9.244756	1.49%	0	2005
	8.875697	9.109362	2.63%	0	2004
	7.233330	8.875697	22.71%	0	2003
	9.991237	7.233330	-27.60%	0	2002
	10.000000	9.991237	-0.09%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	10.136370	10.817539	6.72%	0	2005
	9.695517	10.136370	4.55%	0	2004
	7.634447	9.695517	27.00%	0	2003
	10.293681	7.634447	-25.83%	0	2002
	10.000000	10.293681	2.94%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	8.771381	9.087215	3.60%	0	2005
	8.457637	8.771381	3.71%	0	2004
	6.896140	8.457637	22.64%	0	2003
	10.085232	6.896140	-31.62%	0	2002
	10.000000	10.085232	0.85%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Stock Fund: Series I Shares - Q/NQ	10.720124	11.070091	3.26%	0	2005
	10.033413	10.720124	6.84%	0	2004
	8.224372	10.033413	22.00%	0	2003
	9.936519	8.224372	-17.23%	0	2002
	10.000000	9.936519	-0.63%	0	2001*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	12.544162	14.505526	15.64%	0	2005
	10.316906	12.544162	21.59%	0	2004
	8.152603	10.316906	26.55%	0	2003
	10.000000	8.152603	-18.47%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.515084	9.762160	2.60%	5,929	2005
	8.588388	9.515084	10.79%	5,603	2004
	6.771407	8.588388	26.83%	4,688	2003
	8.565466	6.771407	-20.95%	3,407	2002
	9.533240	8.565466	-10.15%	0	2001
	10.876352	9.533240	-12.35%	9,223	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	9.299489	10.327307	11.05%	203	2005
	8.252742	9.299489	12.68%	203	2004
	6.759875	8.252742	22.08%	203	2003
	8.658367	6.759875	-21.93%	203	2002
	12.469801	8.658367	-30.57%	0	2001
	15.289171	12.469801	-18.44%	36,626	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	11.032771	12.235526	10.90%	613	2005
	9.777622	11.032771	12.84%	613	2004
	8.008918	9.777622	22.08%	613	2003
	10.000000	8.008918	-19.91%	570	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.542872	10.561751	0.18%	404	2005
	9.715318	10.542872	8.52%	404	2004
	9.715318	9.715318	22.47%	404	2003
	7.933115	7.933115	-20.67%	178	2002*
	10.000000

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	13.640862	14.048945	2.99%	1,924	2005
	12.168003	13.640862	12.10%	1,904	2004
	9.623047	12.168003	26.45%	2,271	2003
	11.232186	9.623047	-14.33%	1,729	2002
	10.154779	11.232186	10.61%	162	2001
	8.765289	10.154779	15.85%	9,206	2000*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.570422	10.526828	-0.41%	0	2005
	10.188610	10.570422	3.75%	0	2004
	10.000000	10.188610	1.89%	0	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	10.608366	11.106099	4.69%	0	2005
	9.667800	10.608366	9.73%	0	2004
	7.858057	9.667800	23.03%	0	2003
	10.177758	7.858057	-22.79%	0	2002
	10.000000	10.177758	1.78%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF	10.762573	11.282030	4.83%	0	2005
	9.698627	10.762573	10.97%	0	2004
	8.001454	9.698627	21.21%	0	2003
	10.155780	8.001454	-21.21%	0	2002
	10.000000	10.155780	1.56%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BB&T Variable Insurance Funds - BB&T Large Cap Growth VIF	9.119011	9.110185	-0.10%	0	2005
	8.804834	9.119011	3.57%	0	2004
	7.014233	8.804834	25.53%	0	2003
	10.289305	7.014233	-31.83%	0	2002
	10.000000	10.289305	2.89%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	12.642611	14.179552	12.16%	0	2005
	11.002213	12.642611	14.91%	0	2004
	8.216307	11.002213	33.91%	0	2003
	10.475068	8.216307	-21.56%	0	2002
	10.000000	10.475068	4.75%	0	2001*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	9.377684	10.679910	13.89%	0	2005
	8.105931	9.377684	15.69%	0	2004
	5.598697	8.105931	44.78%	0	2003
	8.672533	5.598697	-35.44%	0	2002
	12.396149	8.672533	-30.04%	0	2001
	15.595284	12.396149	-20.51%	0	2000*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	9.336979	10.752079	15.16%	0	2005
	8.299122	9.336979	12.51%	0	2004
	6.359555	8.299122	30.50%	0	2003
	8.098098	6.359555	-21.47%	0	2002
	10.627648	8.098098	-23.80%	0	2001
	14.625579	10.627648	-27.34%	0	2000*

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	9.957039	10.558553	6.04%	0	2005
	9.120448	9.957039	9.17%	0	2004
	7.431583	9.120448	22.73%	0	2003
	9.855838	7.431583	-24.60%	0	2002
	9.958846	9.855838	-1.03%	0	2001
	9.324847	9.958846	6.80%	0	2000*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.229431	12.859069	5.15%	676	2005
	10.233061	12.229431	19.51%	705	2004
	7.574621	10.233061	35.10%	300	2003
	10.000000	7.574621	-24.25%	0	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	7.032566	7.145145	1.60%	0	2005
	6.753010	7.032566	4.14%	0	2004
	5.465865	6.753010	23.55%	837	2003
	7.845781	5.465865	-30.33%	837	2002
	10.336445	7.845781	-24.10%	171	2001
	11.848121	10.336445	-12.76%	19,564	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	8.578259	8.806100	2.66%	3,856	2005
	7.907426	8.578259	8.48%	3,856	2004
	6.282549	7.907426	25.86%	7,888	2003
	8.253345	6.282549	-23.88%	7,514	2002
	9.586268	8.253345	-13.90%	776	2001
	10.775998	9.586268	-11.04%	89,971	2000*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.800191	9.006853	2.35%	1,245	2005
	8.544050	8.800191	3.00%	1,245	2004
	7.191435	8.544050	18.81%	1,967	2003
	8.806588	7.191435	-18.34%	2,279	2002
	9.904915	8.806588	-11.09%	162	2001
	10.166971	9.904915	-2.58%	7,007	2000*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	11.905706	12.351449	3.74%	0	2005
	10.905688	11.905706	9.17%	0	2004
	8.445830	10.905688	29.13%	0	2003
	10.650860	8.445830	-20.70%	0	2002
	10.000000	10.650860	6.51%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	13.590818	14.911082	9.71%	0	2005
	11.548639	13.590818	17.68%	0	2004
	8.637753	11.548639	33.70%	0	2003
	10.036933	8.637753	-13.94%	0	2002
	10.000000	10.036933	0.37%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.482613	12.398658	-0.67%	831	2005
	12.286109	12.482613	1.60%	875	2004
	11.974186	12.286109	2.60%	943	2003
	11.172482	11.974186	7.18%	2,848	2002
	10.550300	11.172482	5.90%	0	2001
	9.741035	10.550300	8.31%	1,319	2000*

Fidelity Variable Insurance Products Fund - VIP Equity - Income Portfolio: Service Class - Q/NQ	10.423208	10.809032	3.70%	16,785	2005
	9.544098	10.423208	9.21%	16,063	2004
	7.474825	9.544098	27.68%	15,000	2003
	9.184896	7.474825	-18.62%	14,972	2002
	9.871006	9.184896	-6.95%	504	2001
	9.294244	9.871006	6.21%	29,366	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	7.806203	8.088667	3.62%	1,131	2005
	7.709846	7.806203	1.25%	1,131	2004
	5.921737	7.709846	30.20%	4,605	2003
	8.652786	5.921737	-31.56%	4,547	2002
	10.727787	8.652786	-19.34%	732	2001
	12.301489	10.727787	-12.79%	37,255	2000*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.592804	8.638300	0.53%	97	2005
	8.005701	8.592804	7.33%	97	2004
	6.430462	8.005701	24.50%	3,092	2003
	6.329333	6.430462	1.60%	0	2002
	7.327699	6.329333	-13.62%	0	2001
	9.656256	7.327699	-24.11%	15,687	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	9.734736	11.356452	16.66%	0	2005
	8.748328	9.734736	11.28%	0	2004
	6.230312	8.748328	40.42%	0	2003
	7.977219	6.230312	-21.90%	0	2002
	10.335636	7.977219	-22.82%	0	2001
	13.036900	10.335636	-20.72%	10,698	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.028740	14.027069	16.61%	303	2005
	10.809048	12.028740	11.28%	303	2004
	7.695341	10.809048	40.46%	0	2003
	10.000000	7.695341	-23.05%	0	2002*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	11.185234	12.815637	14.58%	8,622	2005
	9.890473	11.185234	13.09%	8,199	2004
	7.858792	9.890473	25.85%	7,199	2003
	8.849226	7.858792	-11.19%	4,959	2002
	10.299521	8.849226	-14.08%	420	2001
	11.259347	10.299521	-8.52%	50,886	2000*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.314459	10.324258	0.10%	339	2005
	10.084062	10.314459	2.28%	367	2004
	10.000000	10.084062	0.84%	272	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	6.858317	7.320930	6.75%	0	2005
	6.533465	6.858317	4.97%	1,870	2004
	5.138966	6.533465	27.14%	1,870	2003
	6.712445	5.138966	-23.44%	1,870	2002
	8.002263	6.712445	-16.12%	0	2001
	9.853171	8.002263	-18.78%	4,834	2000*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	12.815288	12.887119	0.56%	768	2005
	11.466264	12.815288	11.77%	768	2004
	7.411055	11.466264	54.72%	483	2003
	10.000000	7.411055	-25.89%	220	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class I - Q/NQ	11.858367	12.845963	8.33%	0	2005
	10.173994	11.858367	16.56%	0	2004
	7.827971	10.173994	29.97%	0	2003
	10.000000	7.827971	-21.72%	0	2002*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	11.628808	11.674092	0.39%	2,249	2005
	10.772386	11.628808	7.95%	2,297	2004
	8.985305	10.772386	19.89%	4,855	2003
	8.877656	8.985305	1.21%	1,238	2002
	8.688881	8.877656	2.17%	237	2001
	9.660301	8.688881	-10.06%	481	2000*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.404099	4.04%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class I - Q/NQ	12.852297	16.715714	30.06%	0	2005
	10.855897	12.852297	18.39%	0	2004
	6.699200	10.855897	62.05%	0	2003
	8.060116	6.699200	-16.88%	0	2002
	8.670989	8.060116	-7.05%	0	2001
	10.000000	8.670989	-13.29%	0	2000*

GVIT Gartmore GVIT Emerging Markets Fund: Class III - Q/NQ	14.334085	18.645428	30.08%	864	2005
	12.106188	14.334085	18.40%	888	2004
	7.472752	12.106188	62.00%	0	2003
	10.000000	7.472752	-25.27%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Financial Services Fund: Class III - Q/NQ	14.427987	15.727872	9.01%	270	2005
	12.148227	14.427987	18.77%	270	2004
	8.758376	12.148227	38.70%	0	2003
	10.000000	8.758376	-12.42%	0	2002*

GVIT Gartmore GVIT Global Health Sciences Fund: Class III - Q/NQ	11.892009	12.643043	6.32%	2,813	2005
	11.246360	11.892009	5.74%	2,813	2004
	8.386081	11.246360	34.11%	2,763	2003
	10.000000	8.386081	-16.14%	2,234	2002*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class I - Q/NQ	2.936900	2.864905	-2.45%	0	2005
	2.871458	2.936900	2.28%	0	2004
	1.886498	2.871458	52.21%	0	2003
	3.362778	1.886498	-43.90%	0	2002
	5.988974	3.362778	-43.85%	0	2001
	10.000000	5.988974	-40.11%	0	2000*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class III - Q/NQ	11.038967	10.768796	-2.45%	0	2005
	10.796562	11.038967	2.25%	0	2004
	7.095154	10.796562	52.17%	0	2003
	10.000000	7.095154	-29.05%	0	2002*

GVIT Gartmore GVIT Global Utilities Fund: Class III - Q/NQ	12.227013	12.765982	4.41%	2,801	2005
	9.596197	12.227013	27.42%	2,801	2004
	7.881827	9.596197	21.75%	2,740	2003
	10.000000	7.881827	-21.18%	2,262	2002*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	12.427143	12.583156	1.26%	2,258	2005
	12.273884	12.427143	1.25%	2.567	2004
	12.272524	12.273884	0.01%	2,818	2003
	11.277822	12.272524	8.82%	3,311	2002
	10.725199	11.277822	5.15%	72	2001
	9.718698	10.725199	10.36%	26,795	2000*

GVIT Gartmore GVIT Growth Fund: Class I - Q/NQ	4.744656	4.954837	4.43%	0	2005
	4.474066	4.744656	6.05%	0	2004
	3.437514	4.474066	30.15%	6,020	2003
	4.918714	3.437514	-30.11%	6,020	2002
	6.981582	4.918714	-29.55%	0	2001
	9.691237	6.981582	-27.96%	259	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT International Growth Fund: Class III - Q/NQ	11.505225	14.685797	27.64%	0	2005
	10.261213	11.505225	12.12%	0	2004
	7.732842	10.261213	32.70%	0	2003
	10.000000	7.732842	-22.67%	0	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.712983	10.852024	1.30%	614	2005
	10.440308	10.712983	2.61%	667	2004
	9.867718	10.440308	5.80%	705	2003
	10.000000	9.867718	-1.32%	404	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.089202	11.361342	2.45%	1,310	2005
	10.554142	11.089202	5.07%	1,365	2004
	9.467085	10.554142	11.48%	1,405	2003
	10.000000	9.467085	-5.33%	929	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.345172	11.719089	3.30%	1,616	2005
	10.563437	11.345172	7.40%	2,217	2004
	8.973976	10.563437	17.71%	2,261	2003
	10.000000	8.973976	-10.26%	4,564	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.641115	12.222044	4.99%	891	2005
	10.591735	11.641115	9.91%	1,826	2004
	8.529580	10.591735	24.18%	1,826	2003
	10.000000	8.529580	-14.70%	169	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.825111	12.514870	5.83%	0	2005
	10.576701	11.825111	11.80%	0	2004
	8.180038	10.576701	29.30%	0	2003
	10.000000	8.180038	-18.20%	0	2002*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class I - Q/NQ	7.960756	8.566441	7.61%	3,240	2005
	7.039364	7.960756	13.09%	3,240	2004
	5.123042	7.039364	37.41%	2,828	2003
	8.295955	5.123042	-38.25%	3,097	2002
	12.142653	8.295955	-31.68%	0	2001
	14.633744	12.142653	-17.02%	7,807	2000*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	10.416772	10.486717	0.67%	389	2005
	10.538430	10.416772	-1.15%	274	2004
	10.681191	10.538430	-1.34%	155	2003
	10.763223	10.681191	-0.76%	47	2002
	10.596630	10.763223	1.57%	0	2001
	10.191993	10.596630	3.97%	54,546	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Nationwide Fund: Class I - Q/NQ	8.897570	9.373836	5.35%	2,339	2005
	8.268230	8.897570	7.61%	2,228	2004
	6.613060	8.268230	25.03%	2,210	2003
	8.160969	6.613060	-18.97%	1,884	2002
	9.440134	8.160969	-13.55%	314	2001
	9.835355	9.440134	-4.02%	7,818	2000*

GVIT Gartmore GVIT Nationwide Leaders Fund: Class III - Q/NQ	13.008254	14.069192	8.16%	0	2005
	11.170073	13.008254	16.46%	0	2004
	9.070448	11.170073	23.15%	0	2003
	10.000000	9.070448	-9.30%	0	2002*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III - Q/NQ	12.260664	13.463789	9.81%	309	2005
	11.120418	12.260664	10.25%	309	2004
	7.441956	11.120418	49.43%	0	2003
	10.000000	7.441956	-25.58%	0	2002*

GVIT Gartmore Worldwide Leaders Fund: Class I - Q/NQ	8.455560	9.894531	17.02%	0	2005
	7.455683	8.455560	13.41%	0	2004
	5.588592	7.455683	33.41%	0	2003
	7.639563	5.588592	-26.85%	0	2002
	9.597955	7.639563	-20.40%	0	2001
	11.163349	9.597955	-14.02%	261	2000*

GVIT Gartmore GVIT Worldwide Leaders Fund: Class III - Q/NQ	15.318567	17.925550	17.02%	0	2005
	13.507152	15.318567	13.41%	0	2004
	10.000000	13.507152	35.07%	580	2003*

GVIT GVIT International Value Fund: Class III - Q/NQ	16.190131	17.788904	9.87%	296	2005
	13.730108	16.190131	17.92%	279	2004
	10.000000	13.730108	37.30%	0	2003*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	15.542473	17.084241	9.92%	2,916	2005
	13.696747	15.542473	13.48%	2,839	2004
	10.374056	13.696747	32.03%	5,041	2003
	12.492426	10.374056	-16.96%	3,484	2002
	12.911023	12.492426	-3.24%	324	2001
	10.775998	12.911023	19.81%	89,971	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Cap Growth Fund: Class I - Q/NQ	13.923705	14.757674	5.99%	1,812	2005
	12.520788	13.923705	11.20%	1,812	2004
	13.507152	12.520788	31.65%	1,570	2003
	9.510606	9.510606	-34.59%	1,718	2002
	14.540363	14.540363	-12.59%	0	2001
	16.634699	16.634699	-17.80%	4,291	2000*
	20.236462

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	20.229150	20.445386	1.07%	2,345	2005
	17.588746	20.229150	15.01%	2,345	2004
	11.436036	17.588746	53.80%	2,625	2003
	16.013702	11.436036	-28.59%	2,353	2002
	12.733436	16.013702	25.76%	113	2001
	11.677418	12.733436	9.04%	4,708	2000*

GVIT GVIT Small Company Fund: Class I - Q/NQ	18.013574	19.839045	10.13%	3,189	2005
	15.435486	18.013574	16.70%	3,018	2004
	11.163516	15.435486	38.27%	2,675	2003
	13.772426	11.163516	-18.94%	2,068	2002
	15.057727	13.772426	-8.54%	183	2001
	14.100980	15.057727	6.78%	9,183	2000*

GVIT J.P. Morgan GVIT Balanced Fund: Class I - Q/NQ	9.275205	9.326088	0.55%	5,987	2005
	8.719260	9.275205	6.38%	5,462	2004
	7.509706	8.719260	16.11%	7,841	2003
	8.734629	7.509706	-14.02%	5,334	2002
	9.249263	8.734629	-5.56%	0	2001
	9.465417	9.249263	-2.28%	8,305	2000*

GVIT Van Kampen GVIT Comstock Value Fund: Class I - Q/NQ	8.851094	9.047598	2.22%	548	2005
	7.682654	8.851094	15.21%	548	2004
	5.961415	7.682654	28.87%	548	2003
	8.122414	5.961415	-26.61%	247	2002
	9.431156	8.122414	-13.88%	0	2001
	10.760775	9.431156	-12.36%	10,061	2000*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	12.621996	12.646355	0.19%	608	2005
	12.083481	12.621996	4.46%	608	2004
	10.991915	12.083481	9.93%	587	2003
	10.456814	10.991915	5.12%	462	2002
	10.237115	10.456814	2.15%	209	2001
	9.880904	10.237115	3.61%	5,401	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	11.335773	12.139383	7.09%	0	2005
	10.000000	11.335773	13.36%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.967145	7.689536	10.37%	2,730	2005
	6.023371	6.967145	15.67%	2,762	2004
	5.109290	6.023371	17.89%	2,659	2003
	6.198324	5.109290	-17.57%	1,932	2002
	8.088130	6.198324	-23.37%	412	2001
	10.000000	8.088130	-19.12%	72,579	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.257732	3.563365	9.38%	265	2005
	3.303823	3.257732	-1.40%	265	2004
	2.300349	3.303823	43.62%	265	2003
	3.972038	2.300349	-42.09%	2,909	2002
	6.463807	3.972038	-38.55%	265	2001
	10.000000	6.463807	-35.36%	50,902	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.072352	10.995253	9.16%	9	2005
	10.187572	10.072352	-1.13%	9	2004
	7.061561	10.187572	44.27%	0	2003
	10.000000	7.061561	-29.38%	0	2002*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	6.815092	8.817110	29.38%	0	2005
	5.856236	6.815092	16.37%	0	2004
	4.439471	5.856236	31.91%	0	2003
	6.098839	4.439471	-27.21%	0	2002
	8.124596	6.098839	-24.93%	0	2001
	10.000000	8.124596	-18.75%	28,745	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	11.833234	15.318384	29.45%	1,277	2005
	10.166316	11.833234	16.40%	1,277	2004
	7.706084	10.166316	31.93%	965	2003
	10.000000	7.706084	-22.94%	532	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	13.984139	15.208589	8.76%	0	2005
	12.141666	13.984139	15.17%	0	2004
	10.000000	12.141666	21.42%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	10.082381	10.715948	6.28%	0	2005
	8.878710	10.082381	13.56%	0	2004
	6.872361	8.878710	29.19%	0	2003
	9.529703	6.872361	-27.88%	0	2002
	9.869229	9.529703	-3.44%	0	2001
	9.951814	9.869229	-0.83%	8,310	2000*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.849942	9.797782	-0.53%	0	2005
	9.968174	9.849942	-1.19%	0	2004
	10.000000	9.968174	-0.32%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	10.134807	11.303406	11.53%	3,325	2005
	8.887039	10.134807	14.04%	3,172	2004
	7.076993	8.887039	25.58%	3,013	2003
	10.215088	7.076993	-30.72%	1,777	2002
	13.827826	10.215088	-26.13%	0	2001
	15.238417	13.827826	-9.26%	13,566	2000*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	10.258387	11.874246	15.75%	0	2005
	8.793708	10.258387	16.66%	0	2004
	6.638920	8.793708	32.46%	0	2003
	8.926202	6.638920	-25.62%	0	2002
	9.369810	8.926202	-4.73%	0	2001
	9.488501	9.369810	-1.25%	232	2000*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.236012	11.773048	4.78%	0	2005
	10.000000	11.236012	12.36%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	10.311271	10.626304	3.06%	10,685	2005
	9.834176	10.311271	4.85%	10,382	2004
	7.659427	9.834176	28.39%	9,980	2003
	10.680788	7.659427	-28.29%	8,520	2002
	12.462062	10.680788	-14.29%	158	2001
	12.737936	12.462062	-2.17%	14,643	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.219918	11.455061	12.09%	8,857	2005
	8.746892	10.219918	16.84%	8,925	2004
	6.237297	8.746892	40.24%	9,931	2003
	8.169938	6.237297	-23.66%	10,664	2002
	9.474001	8.169938	-13.76%	176	2001
	10.000000	9.474001	-5.26%	13,896	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	16.556153	18.561920	12.11%	3,383	2005
	14.166030	16.556153	16.87%	2,323	2004
	10.000000	14.166030	41.66%	1,408	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.006305	9.358973	3.92%	4,992	2005
	8.391578	9.006305	7.33%	5,054	2004
	6.753762	8.391578	24.25%	8,329	2003
	8.482808	6.753762	-20.38%	8,719	2002
	9.631127	8.482808	-11.92%	321	2001
	10.766408	9.631127	-10.54%	22,952	2000*

Oppenheimer Variable Account Funds - Oppenheimer Mid Cap Fund/VA: Non-Service Shares - Q/NQ	9.634122	10.611375	10.14%	932	2005
	8.203305	9.634122	17.44%	932	2004
	6.661537	8.203305	23.14%	932	2003
	9.409133	6.661537	-29.20%	880	2002
	13.963970	9.409133	-32.62%	0	2001
	16.043574	13.963970	-12.96%	15,234	2000*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	19.119244	21.044221	10.07%	393	2005
	17.716758	19.119244	7.92%	408	2004
	14.131254	17.716758	25.37%	1,855	2003
	13.195391	14.131254	7.09%	0	2002
	12.224582	13.195391	7.94%	0	2001
	11.191935	12.224582	9.23%	2,924	2000*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	11.633387	12.669808	8.91%	0	2005
	10.107185	11.633387	15.10%	0	2004
	8.089937	10.107185	24.94%	0	2003
	10.000000	8.089937	-19.10%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	6.648490	7.664589	15.28%	1,133	2005
	5.576363	6.648490	19.23%	1,133	2004
	4.011657	5.576363	39.00%	1,133	2003
	5.943437	4.011657	-32.50%	1,097	2002
	8.576684	5.943437	-30.70%	0	2001
	10.000000	8.576684	-14.23%	649	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	21.342572	24.496228	14.78%	4,558	2005
	15.958607	21.342572	33.74%	4,663	2004
	11.835803	15.958607	34.83%	4,770	2003
	12.166987	11.835803	-2.72%	3,662	2002
	11.298429	12.166987	7.69%	61	2001
	10.889793	11.298429	3.75%	2,698	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	15.179571	19.647169	29.43%	0	2005
	12.297423	15.179571	23.44%	0	2004
	8.133920	12.297423	51.19%	0	2003
	8.543787	8.133920	-4.80%	0	2002
	8.875639	8.543787	-3.74%	0	2001
	15.570329	8.875639	-43.00%	3,039	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	12.563429	16.244707	29.30%	0	2005
	10.000000	12.563429	25.63%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	15.754131	23.430406	48.73%	0	2005
	12.933607	15.754131	21.81%	0	2004
	9.110404	12.933607	41.97%	0	2003
	9.562673	9.110404	-4.73%	0	2002
	10.891686	9.562673	-12.20%	0	2001
	9.970287	10.891686	9.24%	0	2000*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	12.421213	18.466810	48.67%	0	2005
	10.000000	12.421213	24.21%	0	2004*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	10.344787	11.030864	6.63%	0	2005
	9.620573	10.344787	7.53%	0	2004
	7.269573	9.620573	32.34%	0	2003
	9.684882	7.269573	-24.94%	0	2002
	9.847382	9.684882	-1.65%	0	2001
	10.000000	9.847382	-1.53%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	10.283530	10.878681	5.79%	4,489	2005
	8.871536	10.283530	15.92%	4,523	2004
	6.603890	8.871536	34.34%	7,898	2003
	9.203790	6.603890	-28.25%	7,728	2002
	9.749061	9.203790	-5.59%	32	2001
	10.000000	9.749061	-2.73%	14,541	2000*

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Balanced Fund: Series I Shares - Q/NQ	9.777971	10.089693	3.19%	0	2005
	9.279639	9.777971	5.37%	0	2004
	8.137432	9.279639	14.04%	0	2003
	10.016461	8.137432	-18.76%	0	2002
	10.000000	10.016461	0.61%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Blue Chip Fund: Series I Shares - Q/NQ	9.094856	9.225337	1.43%	0	2005
	8.866086	9.094856	2.58%	0	2004
	7.229178	8.866086	22.64%	0	2003
	9.990609	7.229178	-27.64%	0	2002
	10.000000	9.990609	-0.09%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	10.120238	10.794820	6.67%	0	2005
	9.685018	10.120238	4.49%	0	2004
	7.630071	9.685018	26.93%	0	2003
	10.293031	7.630071	-25.87%	0	2002
	10.000000	10.293031	2.93%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	8.757416	9.068137	3.55%	0	2005
	8.448472	8.757416	3.66%	0	2004
	6.892183	8.448472	22.58%	0	2003
	10.084598	6.892183	-31.66%	0	2002
	10.000000	10.084598	0.85%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Stock Fund: Series I Shares - Q/NQ	10.703041	11.046838	3.21%	0	2005
	10.022543	10.703041	6.79%	0	2004
	8.219646	10.022543	21.93%	0	2003
	9.935895	8.219646	-17.27%	0	2002
	10.000000	9.935895	-0.64%	0	2001*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	12.527090	14.478412	15.58%	0	2005
	10.308115	12.527090	21.53%	0	2004
	8.149815	10.308115	26.48%	0	2003
	10.000000	8.149815	-18.50%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.487595	9.729006	2.54%	969	2005
	8.567953	9.487595	10.73%	969	2004
	6.758745	8.567953	26.77%	973	2003
	8.553813	6.758745	-20.99%	974	2002
	9.525172	8.553813	-10.20%	867	2001
	10.872664	9.525172	-12.39%	7,411	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	9.272654	10.292269	11.00%	0	2005
	8.233125	9.272654	12.63%	0	2004
	6.747247	8.233125	22.02%	0	2003
	8.646608	6.747247	-21.97%	224	2002
	12.459273	8.646608	-30.60%	222	2001
	15.284018	12.459273	-18.48%	3,058	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	11.017767	12.212659	10.85%	228	2005
	9.769298	11.017767	12.78%	240	2004
	8.006178	9.769298	22.02%	194	2003
	10.000000	8.006178	-19.94%	113	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.528529	10.542021	0.13%	326	2005
	9.707050	10.528529	8.46%	395	2004
	7.930404	9.707050	22.40%	108	2003
	10.000000	7.930404	-20.70%	8	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	13.601526	14.001311	2.94%	7,704	2005
	12.139101	13.601526	12.05%	8,115	2004
	9.605080	12.139101	26.38%	8,235	2003
	11.216937	9.605080	-14.37%	6,564	2002
	10.146205	11.216937	10.55%	1,546	2001
	8.762324	10.146205	15.79%	3,972	2000*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.561415	10.512510	-0.46%	1,147	2005
	10.185123	10.561415	3.69%	1,147	2004
	10.000000	10.185123	1.85%	0	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	10.591495	11.082796	4.64%	0	2005
	9.657343	10.591495	9.67%	0	2004
	7.853558	9.657343	22.97%	0	2003
	10.177118	7.853558	-22.83%	0	2002
	10.000000	10.177118	1.77%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF	10.745429	11.258331	4.77%	0	2005
	9.688129	10.745429	10.91%	0	2004
	7.996867	9.688129	21.15%	0	2003
	10.155140	7.996867	-21.25%	0	2002
	10.000000	10.155140	1.55%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BB&T Variable Insurance Funds - BB&T Large Cap Growth VIF	9.104498	9.091064	-0.15%	0	2005
	8.795297	9.104498	3.52%	0	2004
	7.010206	8.795297	25.46%	0	2003
	10.288659	7.010206	-31.86%	0	2002
	10.000000	10.288659	2.89%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	12.622482	14.149774	12.10%	0	2005
	10.990306	12.622482	14.85%	0	2004
	8.211593	10.990306	33.84%	0	2003
	10.474412	8.211593	-21.60%	0	2002
	10.000000	10.474412	4.74%	0	2001*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	9.350619	10.643672	13.83%	0	2005
	8.086661	9.350619	15.63%	0	2004
	5.588226	8.086661	44.71%	0	2003
	8.660749	5.588226	-35.48%	0	2002
	12.385672	8.660749	-30.07%	0	2001
	15.590018	12.385672	-20.55%	0	2000*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	9.310043	10.715618	15.10%	0	2005
	8.279397	9.310043	12.45%	0	2004
	6.347674	8.279397	30.43%	0	2003
	8.087096	6.347674	-21.51%	0	2002
	10.618671	8.087096	-23.84%	0	2001
	14.620650	10.618671	-27.37%	0	2000*

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	9.928320	10.522732	5.99%	0	2005
	9.098784	9.928320	9.12%	0	2004
	7.417702	9.098784	22.66%	0	2003
	9.842448	7.417702	-24.64%	0	2002
	9.950424	9.842448	-1.09%	0	2001
	9.321684	9.950424	6.74%	0	2000*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.212803	12.835064	5.10%	0	2005
	10.224364	12.212803	19.45%	0	2004
	7.572039	10.224364	35.03%	0	2003
	10.000000	7.572039	-24.28%	0	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	7.012263	7.120901	1.55%	0	2005
	6.736948	7.012263	4.09%	0	2004
	5.455641	6.736948	23.49%	0	2003
	7.835121	5.455641	-30.37%	295	2002
	10.327709	7.835121	-24.13%	295	2001
	11.844117	10.327709	-12.80%	5,228	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	8.553497	8.776217	2.60%	2,394	2005
	7.888621	8.553497	8.43%	4,171	2004
	6.270812	7.888621	25.80%	2,394	2003
	8.242137	6.270812	-23.92%	2,143	2002
	9.578167	8.242137	-13.95%	0	2001
	10.772356	9.578167	-11.09%	44,846	2000*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.774806	8.976307	2.30%	2,159	2005
	8.523748	8.774806	2.95%	2,475	2004
	7.178001	8.523748	18.75%	2,160	2003
	8.794635	7.178001	-18.38%	652	2002
	9.896545	8.794635	-11.13%	0	2001
	10.163530	9.896545	-2.63%	6,830	2000*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	11.886758	12.325533	3.69%	0	2005
	10.893880	11.886758	9.11%	0	2004
	8.440984	10.893880	29.06%	0	2003
	10.650190	8.440984	-20.74%	0	2002
	10.000000	10.650190	6.50%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	13.569205	14.879794	9.66%	0	2005
	11.536161	13.569205	17.62%	0	2004
	8.632815	11.536161	33.63%	0	2003
	10.036306	8.632815	-13.98%	0	2002
	10.000000	10.036306	0.36%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.446617	12.356608	-0.72%	3,027	2005
	12.256937	12.446617	1.55%	3,517	2004
	11.951842	12.256937	2.55%	3,112	2003
	11.157316	11.951842	7.12%	2,600	2002
	10.541374	11.157316	5.84%	1,571	2001
	9.737734	10.541374	8.25%	4,658	2000*

Fidelity Variable Insurance Products Fund - VIP Equity - Income Portfolio: Service Class - Q/NQ	10.393148	10.772376	3.65%	9,709	2005
	9.521414	10.393148	9.16%	10,007	2004
	7.460863	9.521414	27.62%	10,031	2003
	9.172426	7.460863	-18.66%	4,751	2002
	9.862672	9.172426	-7.00%	197	2001
	9.291096	9.862672	6.15%	11,143	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	7.783662	8.061206	3.57%	2,905	2005
	7.691507	7.783662	1.20%	2,903	2004
	5.910677	7.691507	30.13%	2,901	2003
	8.641032	5.910677	-31.60%	2,411	2002
	10.718728	8.641032	-19.38%	802	2001
	12.297338	10.718728	-12.84%	39,859	2000*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.568021	8.608998	0.48%	199	2005
	7.986680	8.568021	7.28%	460	2004
	6.418462	7.986680	24.43%	616	2003
	6.320746	6.418462	1.55%	328	2002
	7.321509	6.320746	-13.67%	7	2001
	9.652998	7.321509	-24.15%	1,192	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	9.706658	11.317935	16.60%	0	2005
	8.727539	9.706658	11.22%	0	2004
	6.218666	8.727539	40.34%	0	2003
	7.966381	6.218666	-21.94%	0	2002
	10.326913	7.966381	-22.86%	0	2001
	13.032507	10.326913	-20.76%	7,731	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.012398	14.000898	16.55%	37	2005
	10.799864	12.012398	11.23%	84	2004
	7.692711	10.799864	40.39%	31	2003
	10.000000	7.692711	-23.07%	6	2002*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	11.152948	12.772158	14.52%	2,767	2005
	9.866963	11.152948	13.03%	3,194	2004
	7.844111	9.866963	25.79%	1,843	2003
	8.837210	7.844111	-11.24%	432	2002
	10.290816	8.837210	-14.13%	155	2001
	11.255543	10.290816	-8.57%	24,879	2000*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.305686	10.310242	0.04%	0	2005
	10.080627	10.305686	2.23%	0	2004
	10.000000	10.080627	0.81%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	6.838535	7.296111	6.69%	0	2005
	6.517942	6.838535	4.92%	0	2004
	5.129369	6.517942	27.07%	0	2003
	6.703332	5.129369	-23.48%	0	2002
	7.995493	6.703332	-16.16%	0	2001
	9.849830	7.995493	-18.83%	10,669	2000*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	12.797874	12.863065	0.51%	1,294	2005
	11.456515	12.797874	11.71%	1,294	2004
	7.408523	11.456515	54.64%	1,294	2003
	10.000000	7.408523	-25.91%	1,294	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class I - Q/NQ	11.842271	12.822004	8.27%	0	2005
	10.165359	11.842271	16.50%	0	2004
	7.825300	10.165359	29.90%	0	2003
	10.000000	7.825300	-21.75%	0	2002*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	11.595276	11.634512	0.34%	434	2005
	10.746806	11.595276	7.90%	473	2004
	8.968533	10.746806	19.83%	448	2003
	8.865607	8.968533	1.16%	388	2002
	8.681541	8.865607	2.12%	0	2001
	9.657039	8.681541	-10.10%	572	2000*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.400579	4.01%	22	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class I - Q/NQ	12.824480	16.671061	29.99%	0	2005
	10.837926	12.824480	18.33%	0	2004
	6.691513	10.837926	61.97%	0	2003
	8.054985	6.691513	-16.93%	0	2002
	8.669923	8.054985	-7.09%	0	2001
	10.000000	8.669923	-13.30%	0	2000*

GVIT Gartmore GVIT Emerging Markets Fund: Class III - Q/NQ	14.314567	18.610577	30.01%	2,481	2005
	12.095873	14.314567	18.34%	2,305	2004
	7.470195	12.095873	61.92%	2,043	2003
	10.000000	7.470195	-25.30%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Financial Services Fund: Class III - Q/NQ	14.406429	15.696400	8.95%	25	2005
	12.136261	14.406429	18.71%	70	2004
	8.754210	12.136261	38.63%	63	2003
	10.000000	8.754210	-12.46%	53	2002*

GVIT Gartmore GVIT Global Health Sciences Fund: Class III - Q/NQ	11.874251	12.617747	6.26%	324	2005
	11.235294	11.874251	5.69%	70	2004
	8.382091	11.235294	34.04%	63	2003
	10.000000	8.382091	-16.18%	53	2002*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class I - Q/NQ	2.930529	2.857237	-2.50%	0	2005
	2.866690	2.930529	2.23%	0	2004
	1.884332	2.866690	52.13%	0	2003
	3.360632	1.884332	-43.93%	0	2002
	5.988233	3.360632	-43.88%	0	2001
	10.000000	5.988233	-40.12%	0	2000*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class III - Q/NQ	11.023967	10.748694	-2.50%	0	2005
	10.787384	11.023967	2.19%	0	2004
	7.092725	10.787384	52.09%	0	2003
	10.000000	7.092725	-29.07%	0	2002*

GVIT Gartmore GVIT Global Utilities Fund: Class III - Q/NQ	12.208744	12.740428	4.35%	303	2005
	9.586753	12.208744	27.35%	303	2004
	7.878079	9.586753	21.69%	0	2003
	10.000000	7.878079	-21.22%	0	2002*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	12.391329	12.540509	1.20%	26,341	2005
	12.244763	12.391329	1.20%	28,007	2004
	12.249649	12.244763	-0.04%	31,111	2003
	11.262532	12.249649	8.76%	13,625	2002
	10.716144	11.262532	5.10%	4,290	2001
	9.715414	10.716144	10.30%	678	2000*

GVIT Gartmore GVIT Growth Fund: Class I - Q/NQ	4.730977	4.938044	4.38%	0	2005
	4.463437	4.730977	5.99%	0	2004
	3.431088	4.463437	30.09%	0	2003
	4.912027	3.431088	-30.15%	0	2002
	6.975678	4.912027	-29.58%	0	2001
	9.687960	6.975678	-28.00%	1,021	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT International Growth Fund: Class III - Q/NQ	11.489572	14.658366	27.58%	0	2005
	10.252483	11.489572	12.07%	0	2004
	7.730205	10.252483	32.63%	0	2003
	10.000000	7.730205	-22.70%	0	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.696990	10.830309	1.25%	166	2005
	10.430034	10.696990	2.56%	176	2004
	9.863036	10.430034	5.75%	1,827	2003
	10.000000	9.863036	-1.37%	4,389	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.072641	11.338608	2.40%	9,054	2005
	10.543755	11.072641	5.02%	9,877	2004
	9.462587	10.543755	11.43%	10,402	2003
	10.000000	9.462587	-5.37%	0	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.328215	11.695624	3.24%	3,157	2005
	10.553029	11.328215	7.35%	3,996	2004
	8.969704	10.553029	17.65%	9,209	2003
	10.000000	8.969704	-10.30%	1,709	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.623715	12.197565	4.94%	8,851	2005
	10.581287	11.623715	9.85%	7,966	2004
	8.525519	10.581287	24.11%	13,294	2003
	10.000000	8.525519	-14.74%	0	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.807448	12.489813	5.78%	6,562	2005
	10.566284	11.807448	11.75%	6,853	2004
	8.176147	10.566284	29.23%	7,075	2003
	10.000000	8.176147	-18.24%	0	2002*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	10.386676	10.451103	0.62%	10,324	2005
	10.513346	10.386676	-1.20%	10,223	2004
	10.661204	10.513346	-1.39%	9,951	2003
	10.748564	10.661204	-0.81%	1,546	2002
	10.587626	10.748564	1.52%	0	2001
	10.188503	10.587626	3.92%	104,628	2000

GVIT Gartmore GVIT Nationwide Fund: Class I - Q/NQ	8.871909	9.342053	5.30%	394	2005
	8.248587	8.871909	7.56%	394	2004
	6.600705	8.248587	24.97%	394	2003
	8.149891	6.600705	-19.01%	224	2002
	9.432157	8.149891	-13.59%	18	2001
	9.832030	9.432157	-4.07%	8,118	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Nationwide Leaders Fund: Class III - Q/NQ	12.988794	14.041000	8.10%	0	2005
	11.159055	12.988794	16.40%	0	2004
	9.066130	11.159055	23.09%	0	2003
	10.000000	9.066130	-9.34%	0	2002*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III - Q/NQ	12.242350	13.436846	9.76%	1,175	2005
	11.109474	12.242350	10.20%	1,301	2004
	7.438420	11.109474	49.35%	1,301	2003
	10.000000	7.438420	-25.62%	1,301	2002*

GVIT Gartmore Worldwide Leaders Fund: Class I - Q/NQ	8.431164	9.860979	16.96%	0	2005
	7.437963	8.431164	13.35%	0	2004
	5.578154	7.437963	33.34%	0	2003
	7.629195	5.578154	-26.88%	0	2002
	9.589849	7.629195	-20.45%	0	2001
	11.159579	9.589849	-14.07%	382	2000

GVIT Gartmore GVIT Worldwide Leaders Fund: Class III - Q/NQ	15.305550	17.901215	16.96%	0	2005
	13.502549	15.305550	13.35%	0	2004
	10.000000	13.502549	35.03%	0	2003*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class I - Q/NQ	7.937786	8.537390	7.55%	1,484	2005
	7.022639	7.937786	13.03%	1,484	2004
	5.113464	7.022639	37.34%	1,308	2003
	8.284669	5.113464	-38.28%	944	2002
	12.132394	8.284669	-31.71%	550	2001
	14.628811	12.132394	-17.07%	7,641	2000*

GVIT GVIT International Value Fund: Class III - Q/NQ	16.176362	17.764744	9.82%	377	2005
	13.725434	16.176362	17.86%	226	2004
	10.000000	13.725434	37.25%	35	2003*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	15.497629	17.026291	9.86%	4,356	2005
	13.664186	15.497629	13.42%	4,340	2004
	10.354673	13.664186	31.96%	4,360	2003
	12.475451	10.354673	-17.00%	1,857	2002
	12.900103	12.475451	-3.29%	100	2001
	11.424623	12.900103	12.91%	1,359	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Cap Growth Fund: Class I - Q/NQ	13.883550	14.707640	5.94%	24	2005
	12.491041	13.883550	11.15%	63	2004
	9.492834	12.491041	31.58%	55	2003
	14.520604	9.492834	-34.63%	106	2002
	16.620645	14.520604	-12.64%	60	2001
	20.229644	16.620645	-17.84%	6,080	2000

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	20.170796	20.376050	1.02%	4,595	2005
	17.546948	20.170796	14.95%	4,813	2004
	11.414665	17.546948	53.72%	4,833	2003
	15.991958	11.414665	-28.62%	1,774	2002
	12.722678	15.991958	25.70%	50	2001
	11.673473	12.722678	8.99%	7,680	2000

GVIT GVIT Small Company Fund: Class I - Q/NQ	17.961627	19.771776	10.08%	1,431	2005
	15.398826	17.961627	16.64%	1,799	2004
	11.142675	15.398826	38.20%	1,836	2003
	13.753727	11.142675	-18.98%	1,194	2002
	15.045018	13.753727	-8.58%	45	2001
	14.096223	15.045018	6.73%	6,390	2000

GVIT J.P. Morgan GVIT Balanced Fund: Class I - Q/NQ	9.248425	9.294425	0.50%	693	2005
	8.698529	9.248425	6.32%	693	2004
	7.495672	8.698529	16.05%	693	2003
	8.722767	7.495672	-14.07%	548	2002
	9.241446	8.722767	-5.61%	0	2001
	9.462219	9.241446	-2.33%	11,726	2000

GVIT Van Kampen GVIT Comstock Value Fund: Class I - Q/NQ	8.825553	9.016897	2.17%	331	2005
	7.664394	8.825553	15.15%	331	2004
	5.950275	7.664394	28.81%	83	2003
	8.111382	5.950275	-26.64%	0	2002
	9.423183	8.111382	-13.92%	0	2001
	10.757138	9.423183	-12.40%	5,842	2000*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	12.585616	12.603486	0.14%	273	2005
	12.054794	12.585616	4.40%	385	2004
	10.971409	12.054794	9.87%	227	2003
	10.442637	10.971409	5.06%	101	2002
	10.228476	10.442637	2.09%	4	2001
	9.877567	10.228476	3.55%	1,495	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	11.331952	12.129124	7.03%	289	2005
	10.000000	11.331952	13.32%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.949648	7.666316	10.31%	11,974	2005
	6.011309	6.949648	15.61%	11,489	2004
	5.101659	6.011309	17.83%	11,358	2003
	6.192214	5.101659	-17.61%	612	2002
	8.084324	6.192214	-23.40%	0	2001
	10.000000	8.084324	-19.16%	42,015	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.249553	3.552614	9.33%	0	2005
	3.297208	3.249553	-1.45%	0	2004
	2.296907	3.297208	43.55%	0	2003
	3.968131	2.296907	-42.12%	266	2002
	6.460766	3.968131	-38.58%	266	2001
	10.000000	6.460766	-35.39%	56,932	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.058657	10.974721	9.11%	0	2005
	10.178910	10.058657	-1.18%	0	2004
	7.059137	10.178910	44.19%	0	2003
	10.000000	7.059137	-29.41%	0	2002*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	6.797949	8.790457	29.31%	0	2005
	5.844498	6.797949	16.31%	0	2004
	4.432838	5.844498	31.85%	0	2003
	6.092844	4.432838	-27.25%	0	2002
	8.120779	6.092844	-24.97%	151	2001
	10.000000	8.120779	-18.79%	24,232	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	11.817150	15.289791	29.39%	439	2005
	10.157673	11.817150	16.34%	0	2004
	7.703455	10.157673	31.86%	0	2003
	10.000000	7.703455	-22.97%	0	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	13.972243	15.187919	8.70%	155	2005
	12.137534	13.972243	15.12%	0	2004
	10.000000	12.137534	21.38%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	10.053318	10.679623	6.23%	9,760	2005
	8.857629	10.053318	13.50%	9,742	2004
	6.859526	8.857629	29.13%	9,721	2003
	9.516777	6.859526	-27.92%	7	2002
	9.860901	9.516777	-3.49%	142	2001
	9.948455	9.860901	-0.88%	1,946	2000

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.841564	9.784478	-0.58%	216	2005
	9.964766	9.841564	-1.24%	0	2004
	10.000000	9.964766	-0.35%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	10.105501	11.264982	11.47%	756	2005
	8.865868	10.105501	13.98%	756	2004
	7.063746	8.865868	25.51%	756	2003
	10.201196	7.063746	-30.76%	310	2002
	13.816124	10.201196	-26.16%	105	2001
	15.233263	13.816124	-9.30%	16,154	2000

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	10.228792	11.833970	15.69%	648	2005
	8.772807	10.228792	16.60%	145	2004
	6.626511	8.772807	32.39%	114	2003
	8.914065	6.262511	-25.66%	74	2002
	9.361884	8.914065	-4.78%	0	2001
	9.485289	9.361884	-1.30%	1,283	2000

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.232231	11.763111	4.73%	0	2005
	10.000000	11.232231	12.32%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	10.281519	10.590256	3.00%	4,419	2005
	9.810803	10.281519	4.80%	4,702	2004
	7.645123	9.810803	28.33%	4,731	2003
	10.666285	7.645123	-28.32%	4,116	2002
	12.451546	10.666285	-14.34%	369	2001
	12.733633	12.451546	-2.22%	14,466	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.195624	11.422032	12.03%	18,844	2005
	8.730549	10.195624	16.78%	18,903	2004
	6.228810	8.730549	40.16%	18,903	2003
	8.162980	6.228810	-23.69%	7,235	2002
	9.470811	8.162980	-13.81%	93	2001
	10.000000	9.470811	-5.29%	682	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	16.542076	18.536700	12.06%	830	2005
	14.161203	16.542076	16.81%	1,021	2004
	10.000000	14.161203	41.61%	1,077	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	8.980316	9.327218	3.86%	1,366	2005
	8.371640	8.980316	7.27%	1.419	2004
	6.741147	8.371640	24.19%	599	2003
	8.471286	6.741147	-20.42%	486	2002
	9.622980	8.471286	-11.97%	5	2001
	10.762760	9.622980	-10.59%	36,827	2000

Oppenheimer Variable Account Funds - Oppenheimer Mid Cap Fund/VA: Non-Service Shares - Q/NQ	9.606312	10.575363	10.09%	0	2005
	8.183801	9.606312	17.38%	0	2004
	6.649079	8.183801	23.08%	0	2003
	9.396346	6.649079	-29.24%	0	2002
	13.952164	9.396346	-32.65%	0	2001
	16.038152	13.952164	-13.01%	15,841	2000

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	19.064141	20.972916	10.01%	850	2005
	17.674709	19.064141	7.86%	932	2004
	14.104889	17.674709	25.31%	1,779	2003
	13.177483	14.104889	7.04%	949	2002
	12.214257	13.177483	7.89%	0	2001
	11.188158	12.214257	9.17%	339	2000

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	11.617554	12.646145	8.85%	0	2005
	10.098577	11.617554	15.04%	0	2004
	8.087169	10.098577	24.87%	0	2003
	10.000000	8.087169	-19.13%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	6.632688	7.642491	15.22%	383	2005
	5.565946	6.632688	19.17%	356	2004
	4.006200	5.565946	38.93%	292	2003
	5.938379	4.006200	-32.54%	194	2002
	8.573789	5.938379	-30.74%	8	2001
	10.000000	8.573789	-14.26%	0	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	21.280993	24.413139	14.72%	6,162	2005
	15.920683	21.280993	33.67%	7,145	2004
	11.813686	15.920683	34.76%	8,051	2003
	12.150459	11.813686	-2.77%	3,619	2002
	11.288871	12.150459	7.63%	1,407	2001
	10.882088	11.288871	3.74%	104	2000

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	15.135770	19.580527	29.37%	0	2005
	12.268194	15.135770	23.37%	0	2004
	8.118717	12.268194	51.11%	0	2003
	8.532179	8.118717	-4.85%	0	2002
	8.868130	8.532179	-3.79%	0	2001
	15.565075	8.868130	-43.03%	4,668	2000

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	12.559185	16.230974	29.24%	0	2005
	10.000000	12.559185	25.59%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	15.708711	23.350997	48.65%	0	2005
	12.902900	15.708711	21.75%	0	2004
	9.093406	12.902900	41.89%	0	2003
	9.549690	9.093406	-4.78%	0	2002
	10.882498	9.549690	-12.25%	0	2001
	9.966921	10.882498	9.19%	0	2000

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	12.417025	18.451216	48.60%	0	2005
	10.000000	12.417025	24.17%	0	2004*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	10.320207	10.999052	6.58%	0	2005
	9.602609	10.320207	7.47%	0	2004
	7.259695	9.602609	32.27%	0	2003
	9.676654	7.259695	-24.98%	0	2002
	9.844067	9.676654	-1.70%	0	2001
	10.000000	9.844067	-1.56%	3,941	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	10.259054	10.847265	5.73%	7,467	2005
	8.854942	10.259054	15.86%	7,760	2004
	6.594900	8.854942	34.27%	7,849	2003
	9.195957	6.594900	-28.28%	2,073	2002
	9.745774	9.195957	-5.64%	0	2001
	10.000000	9.745774	-2.76%	6,431	2000*

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Balanced Fund: Series I Shares - Q/NQ	9.762376	10.068465	3.14%	0	2005
	9.269575	9.762376	5.32%	0	2004
	8.132766	9.269575	13.98%	0	2003
	10.015838	8.132766	-18.80%	0	2002
	10.000000	10.015838	0.16%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Blue Chip Fund: Series I Shares - Q/NQ	9.080367	9.205950	1.38%	0	2005
	8.856478	9.080367	2.53%	0	2004
	7.225024	8.856478	22.58%	0	2003
	9.989978	7.225024	-27.68%	0	2002
	10.000000	9.989978	-0.10%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	10.104114	10.772146	6.61%	0	2005
	9.674526	10.104114	4.44%	0	2004
	7.625686	9.674526	26.87%	0	2003
	10.292384	7.625686	-25.91%	0	2002
	10.000000	10.292384	2.92%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	8.743461	9.049072	3.50%	0	2005
	8.439316	8.743461	3.60%	0	2004
	6.888218	8.439316	22.52%	0	2003
	10.083963	6.888218	-31.69%	0	2002
	10.000000	10.083963	0.84%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Stock Fund: Series I Shares - Q/NQ	10.685992	11.023622	3.16%	0	2005
	10.011675	10.685992	6.74%	0	2004
	8.214934	10.011675	21.87%	0	2003
	9.935269	8.214934	-17.32%	0	2002
	10.000000	9.935269	-0.65%	0	2001*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	12.510074	14.451390	15.52%	0	2005
	10.299361	12.510074	21.46%	0	2004
	8.147038	10.299361	26.42%	0	2003
	10.000000	8.147038	-18.53%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.460244	9.696030	2.49%	2,106	2005
	8.547597	9.460244	10.68%	1,583	2004
	6.746126	8.547597	26.70%	1,018	2003
	8.542208	6.746126	-21.03%	369	2002
	9.517124	8.542208	-10.24%	0	2001
	10.868993	9.517124	-12.44%	1,201	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	9.245891	10.257340	10.94%	0	2005
	8.213544	9.245891	12.57%	0	2004
	6.734635	8.213544	21.96%	0	2003
	8.634862	6.734635	-22.01%	0	2002
	12.448741	8.634862	-30.64%	0	2001
	12.278859	12.448741	-18.52%	2,454	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	11.002769	12.189834	10.79%	30	2005
	9.760983	11.002769	12.72%	22	2004
	8.003444	9.760983	21.96%	12	2003
	10.000000	8.003444	-19.97%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.514187	10.522307	0.08%	0	2005
	9.698786	10.514187	8.41%	0	2004
	7.927692	9.698786	22.34%	0	2003
	10.000000	7.927692	-20.72%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	13.562258	13.953790	2.89%	1,492	2005
	12.110238	13.562258	11.99%	1,127	2004
	9.857137	12.110238	26.32%	732	2003
	11.201712	9.587137	-14.41%	269	2002
	10.137636	11.201712	10.50%	0	2001
	8.759360	10.137636	15.73%	4,298	2000

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.552410	10.498201	-0.51%	0	2005
	10.181634	10.552410	3.64%	0	2004
	10.000000	10.181634	1.82%	0	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	10.574619	11.059494	4.59%	0	2005
	9.646881	10.574619	9.62%	0	2004
	7.849043	9.646881	22.91%	0	2003
	10.176480	7.849043	-22.87%	0	2002
	10.000000	10.176480	1.76%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF	10.728317	11.234683	4.72%	0	2005
	9.677633	10.728317	10.86%	0	2004
	7.992275	9.677633	21.09%	0	2003
	10.154499	7.992275	-21.29%	0	2002
	10.000000	10.154499	1.54%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BB&T Variable Insurance Funds - BB&T Large Cap Growth VIF	9.089986	9.071955	-0.20%	0	2005
	8.785770	9.089986	3.46%	0	2004
	7.006188	8.785770	25.40%	0	2003
	10.288013	7.006188	-31.90%	0	2002
	10.000000	10.288013	2.88%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	12.602380	14.120053	12.04%	0	2005
	10.978396	12.602380	14.79%	0	2004
	8.206871	10.978396	33.77%	0	2003
	10.473755	8.206871	-21.64%	0	2002
	10.000000	10.473755	4.74%	0	2001*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	9.323593	10.607513	13.77%	0	2005
	8.067402	9.323593	15.57%	0	2004
	5.577770	8.067402	44.63%	0	2003
	8.648961	5.577770	-35.51%	0	2002
	12.375201	8.648961	-30.11%	0	2001
	15.584757	12.375201	-20.59%	0	2000

Credit Suisse Trust - International Focus Portfolio - Q/NQ	9.283128	10.679213	15.04%	0	2005
	8.259675	9.283128	12.39%	0	2004
	6.335783	8.259675	30.37%	0	2003
	8.076087	6.335783	-21.55%	0	2002
	10.609678	8.076087	-23.88%	0	2001
	14.615712	10.609678	-27.41%	0	2000

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	9.899642	10.487003	5.93%	0	2005
	9.077137	9.899642	9.06%	0	2004
	7.403844	9.077137	22.60%	0	2003
	9.829084	7.403844	-24.67%	0	2002
	9.942010	9.829084	-1.14%	0	2001
	9.318528	9.942010	6.69%	0	2000

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.196229	12.811123	5.04%	0	2005
	10.215680	12.196229	19.39%	0	2004
	7.569450	10.215680	34.96%	0	2003
	10.000000	7.569450	-24.31%	0	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	6.992022	7.096725	1.50%	12	2005
	6.720932	6.992022	4.03%	12	2004
	5.445448	6.720932	23.42%	12	2003
	7.824478	5.445448	-30.40%	12	2002
	10.318982	7.824478	-24.17%	0	2001
	11.840111	10.318982	-12.85%	4,615	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	8.528816	8.746439	2.55%	557	2005
	7.869869	8.528816	8.37%	561	2004
	6.259089	7.869869	25.74%	561	2003
	8.230945	6.259089	-23.96%	0	2002
	9.570079	8.230945	-13.99%	0	2001
	10.768723	9.570079	-11.13%	17,895	2000

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.749492	8.945861	2.24%	10	2005
	8.503490	8.749492	2.89%	10	2004
	7.164595	8.503490	18.69%	10	2003
	8.782702	7.164595	-18.42%	10	2002
	9.888186	8.782702	-11.18%	0	2001
	10.160091	9.888186	-2.68%	5,159	2000

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	11.867823	12.299638	3.64%	0	2005
	10.882078	11.867823	9.06%	0	2004
	8.436141	10.882078	28.99%	0	2003
	10.649521	8.436141	-20.78%	0	2002
	10.000000	10.649521	6.50%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	13.547605	14.848559	9.60%	0	2005
	11.523664	13.547605	17.56%	0	2004
	8.627858	11.523664	33.56%	0	2003
	10.035673	8.627858	-14.03%	0	2002
	10.000000	10.035673	0.36%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.410689	12.314679	-0.77%	26	2005
	12.227793	12.410689	1.50%	18	2004
	11.929514	12.227793	2.50%	8	2003
	11.142163	11.929514	7.07%	0	2002
	10.532467	11.142163	5.79%	0	2001
	9.734444	10.532467	8.20%	1,021	2000

Fidelity Variable Insurance Products Fund - VIP Equity - Income Portfolio: Service Class - Q/NQ	10.363157	10.735822	3.60%	545	2005
	9.498796	10.363157	9.10%	531	2004
	7.446930	9.498796	27.55%	511	2003
	9.159972	7.446930	-18.70%	9	2002
	9.854339	9.159972	-7.05%	0	2001
	9.287966	9.854339	6.10%	3,397	2000

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	7.761188	8.033852	3.51%	238	2005
	7.673205	7.761188	1.15%	139	2004
	5.899618	7.673205	30.06%	86	2003
	8.629292	5.899618	-31.63%	27	2002
	10.709661	8.629292	-19.43%	0	2001
	12.293179	10.709661	-12.88%	13,856	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.543293	8.579779	0.43%	19	2005
	7.967694	8.543293	7.22%	14	2004
	6.406466	7.967694	24.37%	7	2003
	6.312150	6.406466	1.49%	0	2002
	7.315306	6.312150	-13.71%	0	2001
	9.649726	7.315306	-24.19%	0	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	9.678616	11.279497	16.54%	0	2005
	8.706766	9.678616	11.16%	0	2004
	6.207036	8.706766	40.27%	0	2003
	7.955555	6.207036	-21.98%	0	2002
	10.318180	7.955555	-22.90%	0	2001
	13.028101	10.318180	-20.80%	765	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	11.996049	13.974726	16.49%	0	2005
	10.790672	11.996049	11.17%	0	2004
	7.690083	10.790672	40.32%	0	2003
	10.000000	7.690083	-23.10%	0	2002*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	11.120741	12.728796	14.46%	451	2005
	9.843498	11.120741	12.98%	454	2004
	7.829445	9.843498	25.72%	454	2003
	8.825197	7.829445	-11.28%	9	2002
	10.282107	8.825197	-14.17%	0	2001
	11.251727	10.282107	-8.62%	7,404	2000

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.296928	10.296235	-0.01%	0	2005
	10.077187	10.296928	2.18%	0	2004
	10.000000	10.077187	0.77%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	6.818766	7.271311	6.64%	0	2005
	6.502411	6.818766	4.87%	0	2004
	5.119765	6.502411	27.01%	0	2003
	6.694209	5.119765	-23.52%	0	2002
	7.988718	6.694209	-16.20%	0	2001
	9.846493	7.988718	-18.87%	2,899	2000

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	12.780448	12.839023	0.46%	26	2005
	11.446763	12.780448	11.65%	19	2004
	7.405989	11.446763	54.56%	12	2003
	10.000000	7.405989	-25.94%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class I - Q/NQ	11.826145	12.798025	8.22%	0	2005
	10.156695	11.826145	16.44%	0	2004
	7.822622	10.156695	29.84%	0	2003
	10.000000	7.822622	-21.77%	0	2002*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	11.561839	11.595056	0.29%	0	2005
	10.721266	11.561839	7.84%	0	2004
	8.951783	10.721266	19.77%	0	2003
	8.853567	8.951783	1.11%	0	2002
	8.674196	8.853567	2.07%	0	2001
	9.653769	8.674196	-10.15%	0	2000

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.397061	3.97%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class I - Q/NQ	12.796711	16.626514	29.93%	0	2005
	10.819976	12.796711	18.27%	0	2004
	6.683831	10.819976	61.88%	0	2003
	8.049848	6.683831	-16.97%	0	2002
	8.668856	8.049848	-7.14%	0	2001
	10.000000	8.668856	-13.31%	0	2000*

GVIT Gartmore GVIT Emerging Markets Fund: Class III - Q/NQ	14.295108	18.575830	29.95%	0	2005
	12.085590	14.295108	18.28%	0	2004
	7.467644	12.085590	61.84%	0	2003
	10.000000	7.467644	-25.32%	0	2002*

GVIT Gartmore GVIT Global Financial Services Fund: Class III - Q/NQ	14.384939	15.665016	8.90%	0	2005
	12.124336	14.384939	18.65%	0	2004
	8.750059	12.124336	38.56%	0	2003
	10.000000	8.750059	-12.50%	0	2002*

GVIT Gartmore GVIT Global Health Sciences Fund: Class III - Q/NQ	11.856486	12.592455	6.21%	0	2005
	11.224213	11.856486	5.63%	0	2004
	8.378093	11.224213	33.97%	0	2003
	10.000000	8.378093	-16.22%	0	2002*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class I - Q/NQ	2.924167	2.849583	-2.55%	0	2005
	2.861931	2.924167	2.17%	0	2004
	1.882161	2.861931	52.06%	0	2003
	3.358489	1.882161	-43.96%	0	2002
	5.987495	3.358489	-43.91%	0	2001
	10.000000	5.987495	-40.31%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Technology and Communications Fund: Class III - Q/NQ	11.008946	10.728581	-2.55%	0	2005
	10.778192	11.008946	2.14%	0	2004
	7.090301	10.778192	52.01%	0	2003
	10.000000	7.090301	-29.10%	0	2002*

GVIT Gartmore GVIT Global Utilities Fund: Class III - Q/NQ	12.190522	12.714934	4.30%	0	2005
	9.577309	12.190522	27.29%	0	2004
	7.874340	9.577309	21.63%	0	2003
	10.000000	7.874340	-21.26%	0	2002*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	12.355580	12.497968	1.15%	0	2005
	12.215658	12.355580	1.15%	0	2004
	12.226769	12.215658	-0.09%	0	2003
	11.247230	12.226769	8.71%	0	2002
	10.707078	11.247230	5.04%	0	2001
	9.712126	10.707078	10.24%	6,132	2000

GVIT Gartmore GVIT Growth Fund: Class I - Q/NQ	4.717297	4.921251	4.32%	0	2005
	4.452803	4.717297	5.94%	0	2004
	3.424662	4.452803	30.02%	0	2003
	4.905344	3.424662	-30.19%	0	2002
	6.969771	4.905344	-29.62%	0	2001
	9.684680	6.969771	-28.03%	0	2000

GVIT Gartmore GVIT International Growth Fund: Class III - Q/NQ	11.473949	14.630990	27.51%	0	2005
	10.243769	11.473949	12.01%	0	2004
	7.727570	10.243769	32.56%	0	2003
	10.000000	7.727570	-22.72%	0	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.681004	10.808627	1.19%	0	2005
	10.419761	10.681004	2.51%	0	2004
	9.858342	10.419761	5.69%	0	2003
	10.000000	9.858342	-1.42%	0	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.056083	11.315902	2.35%	0	2005
	10.533364	11.056083	4.96%	0	2004
	9.458089	10.533364	11.37%	0	2003
	10.000000	9.458089	-5.42%	0	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.311318	11.672236	3.19%	0	2005
	10.542661	11.311318	7.29%	0	2004
	8.965450	10.542661	17.59%	0	2003
	10.000000	8.965450	-10.35%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.606341	12.173144	4.88%	1,316	2005
	10.570861	11.606341	9.80%	1,183	2004
	8.521461	10.570861	24.05%	1,016	2003
	10.000000	8.521461	-14.79%	23	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.789789	12.464792	5.73%	0	2005
	10.555870	11.789789	11.69%	0	2004
	8.172252	10.555870	29.17%	0	2003
	10.000000	8.172252	-18.28%	0	2002*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class I - Q/NQ	7.914839	8.508374	7.50%	0	2005
	7.005904	7.914839	12.97%	0	2004
	5.103886	7.005904	37.27%	0	2003
	8.273390	5.103886	-38.31%	0	2002
	12.122123	8.273390	-31.75%	0	2001
	14.623863	12.122123	-17.11%	13,848	2000

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	10.356664	10.415600	0.57%	0	2005
	10.488319	10.356664	-1.26%	0	2004
	10.641254	10.488319	-1.44%	0	2003
	10.733926	10.641254	-0.86%	0	2002
	10.578635	10.733926	1.47%	0	2001
	10.185016	10.578635	3.86%	27,962	2000

GVIT Gartmore GVIT Nationwide Fund: Class I - Q/NQ	8.846274	9.310319	5.25%	84	2005
	8.228953	8.846274	7.50%	44	2004
	6.588356	8.228953	24.90%	27	2003
	8.138802	6.588356	-19.50%	10	2002
	9.424179	8.138802	-13.64%	0	2001
	9.828705	9.424179	-4.12%	893	2000

GVIT Gartmore GVIT Nationwide Leaders Fund: Class III - Q/NQ	12.969382	14.012889	8.05%	0	2005
	11.148064	12.969382	16.34%	0	2004
	9.061817	11.148064	23.02%	0	2003
	10.000000	9.061817	-9.38%	0	2002*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III - Q/NQ	12.224041	13.409923	9.70%	0	2005
	11.098513	12.224041	10.14%	0	2004
	7.434874	11.098513	49.28%	0	2003
	10.000000	7.434874	-25.65%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore Worldwide Leaders Fund: Class I - Q/NQ	8.406838	9.827514	16.90%	0	2005
	7.420290	8.406838	13.30%	0	2004
	5.567726	7.420290	33.27%	0	2003
	7.618821	5.567726	-26.92%	0	2002
	9.581737	7.618821	-20.49%	0	2001
	11.155808	9.581737	-14.11%	0	2000

GVIT Gartmore GVIT Worldwide Leaders Fund: Class III - Q/NQ	15.292542	17.876898	16.90%	0	2005
	13.497959	15.292542	13.30%	0	2004
	10.000000	13.497959	34.98%	0	2003*

GVIT GVIT International Value Fund: Class III - Q/NQ	16.162608	17.740610	9.76%	0	2005
	13.720758	16.162608	17.80%	0	2004
	10.000000	13.720758	37.21%	0	2003*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	15.452880	16.968499	9.81%	322	2005
	13.631684	15.452880	13.36%	324	2004
	10.335306	13.631684	31.89%	324	2003
	12.458494	10.335306	-17.04%	6	2002
	12.889199	12.458494	-3.34%	0	2001
	11.420762	12.889199	12.86%	663	2000

GVIT GVIT Small Cap Growth Fund: Class I - Q/NQ	13.843455	14.657700	5.88%	6	2005
	12.461332	13.843455	11.09%	6	2004
	9.475089	12.461332	31.52%	6	2003
	14.500883	9.475089	-34.66%	6	2002
	16.606604	14.500883	-12.68%	0	2001
	20.222829	16.606604	-17.88%	4,022	2000

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	20.112575	20.306904	0.97%	30	2005
	17.505231	20.112575	14.89%	21	2004
	11.393329	17.505231	53.64%	17	2003
	15.970228	11.393329	-28.66%	13	2002
	12.711918	15.970228	25.63%	0	2001
	11.669520	12.711918	8.93%	2,578	2000

GVIT GVIT Small Company Fund: Class I - Q/NQ	17.909807	19.704712	10.02%	114	2005
	15.362226	17.909807	16.58%	69	2004
	11.121852	15.362226	38.13%	43	2003
	13.735040	11.121852	-19.03%	12	2002
	15.032303	13.735040	-8.63%	0	2001
	14.091464	15.032303	6.68%	2,404	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT J.P. Morgan GVIT Balanced Fund: Class I - Q/NQ	9.221750	9.262915	0.45%	0	2005
	8.677863	9.221750	6.27%	0	2004
	7.481673	8.677863	15.99%	0	2003
	8.710921	7.481673	-14.11%	0	2002
	9.233639	8.710921	-5.66%	0	2001
	9.459015	9.233639	-2.38%	0	2000

GVIT Van Kampen GVIT Comstock Value Fund: Class I - Q/NQ	8.800065	8.986278	2.12%	0	2005
	7.646162	8.800065	15.09%	0	2004
	5.939149	7.646162	28.74%	0	2003
	8.100362	5.939149	-26.68%	0	2002
	9.415211	8.100362	-13.97%	0	2001
	10.753493	9.415211	-12.45%	0	2000

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	12.549283	12.560707	0.09%	26	2005
	12.026120	12.549283	4.35%	19	2004
	10.950902	12.026120	9.82%	9	2003
	10.428441	10.950902	5.01%	0	2002
	10.219812	10.428441	2.04%	0	2001
	9.874217	10.219812	3.50%	0	2000

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	11.328125	12.118856	6.98%	0	2005
	10.000000	11.328125	13.28%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.932196	7.643179	10.26%	108	2005
	5.999277	6.932196	15.55%	58	2004
	5.094038	5.999277	17.77%	35	2003
	6.186133	5.094038	-17.65%	13	2002
	8.080524	6.186133	-23.44%	0	2001
	10.000000	8.080524	-19.19%	30,634	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.241370	3.541860	9.27%	0	2005
	3.290581	3.241370	-1.50%	0	2004
	2.293462	3.290581	43.48%	0	2003
	3.964208	2.293462	-42.15%	0	2002
	6.457722	3.964208	-38.61%	0	2001
	10.000000	6.457722	-35.24%	20,519	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.044976	10.954232	9.05%	0	2005
	10.170254	10.044976	-1.23%	0	2004
	7.056728	10.170254	44.12%	0	2003
	10.000000	7.056728	-29.43%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	6.780873	8.763918	29.24%	0	2005
	5.832790	6.780873	16.25%	0	2004
	4.426214	5.832790	31.78%	0	2003
	6.086848	4.426214	-27.28%	0	2002
	8.116951	6.086848	-25.01%	0	2001
	10.000000	8.116951	-18.83%	21,498	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	11.801068	15.261227	29.32%	129	2005
	10.149016	11.801068	16.28%	73	2004
	7.700818	10.149016	31.79%	46	2003
	10.000000	7.700818	-22.99%	17	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	13.960361	15.167281	8.65%	0	2005
	12.133402	13.960361	15.06%	0	2004
	10.000000	12.133402	21.33%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	10.024275	10.643360	6.18%	0	2005
	8.836537	10.024275	13.44%	0	2004
	6.846694	8.836537	29.06%	0	2003
	9.503836	6.846694	-27.96%	0	2002
	9.852553	9.503836	-3.54%	0	2001
	9.945085	9.852553	-0.93%	0	2000

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.833172	9.771163	-0.63%	0	2005
	9.961375	9.833172	-1.29%	0	2004
	10.000000	9.961375	-0.39%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	10.076342	11.226772	11.42%	18	2005
	8.844791	10.076342	13.92%	18	2004
	7.050541	8.844791	25.45%	18	2003
	10.187333	7.050541	-30.79%	18	2002
	13.804447	10.187333	-26.20%	0	2001
	15.228125	13.804447	-9.35%	19,089	2000

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	10.199250	11.793790	15.63%	0	2005
	8.751925	10.199250	16.54%	0	2004
	6.614111	8.751925	32.32%	0	2003
	8.901954	6.614111	-25.70%	0	2002
	9.353966	8.901954	-4.83%	0	2001
	9.482078	9.353966	-1.35%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.228435	11.753143	4.67%	0	2005
	10.000000	11.228435	12.28%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	10.251831	10.554295	2.95%	276	2005
	9.787472	10.251831	4.74%	264	2004
	7.630825	9.787472	28.26%	249	2003
	10.651785	7.630825	-28.36%	253	2002
	12.441012	10.651785	-14.38%	0	2001
	12.729331	12.441012	-2.26%	6,339	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.171389	11.389082	11.97%	20	2005
	8.714241	10.171389	16.72%	20	2004
	6.220335	8.714241	40.09%	320	2003
	8.156044	6.220335	-23.73%	312	2002
	9.467611	8.156044	-13.85%	0	2001
	10.000000	9.467611	-5.32%	841	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	16.528020	18.511544	12.00%	161	2005
	14.156384	16.528020	16.75%	164	2004
	10.000000	14.156384	41.56%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	8.954387	9.295556	3.81%	294	2005
	8.351719	8.954387	7.22%	289	2004
	6.728539	8.351719	24.12%	265	2003
	8.459766	6.728539	-20.46%	279	2002
	9.614839	8.459766	-12.01%	0	2001
	10.759121	9.614839	-10.64%	2,472	2000

Oppenheimer Variable Account Funds - Oppenheimer Mid Cap Fund/VA: Non-Service Shares - Q/NQ	9.578595	10.539493	10.03%	955	2005
	8.164347	9.578595	17.32%	895	2004
	6.636658	8.164347	23.02%	853	2003
	9.383576	6.636658	-29.27%	313	2002
	13.940374	9.383576	-32.69%	0	2001
	16.032747	13.940374	-13.05%	6,374	2000

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	19.009151	20.901775	9.96%	0	2005
	17.632719	19.009151	7.81%	0	2004
	14.078556	17.632719	25.25%	0	2003
	13.159594	14.078556	6.98%	0	2002
	12.203935	13.159594	7.83%	0	2001
	11.184375	12.203935	9.12%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	11.601757	12.622515	8.80%	0	2005
	10.089986	11.601757	14.98%	0	2004
	8.084412	10.089986	24.81%	0	2003
	10.000000	8.084412	-19.16%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	6.616893	7.620410	15.17%	0	2005
	5.555526	6.616893	19.10%	0	2004
	4.000740	5.555526	38.86%	0	2003
	5.933316	4.000740	-32.57%	0	2002
	8.570899	5.933316	-30.77%	0	2001
	10.000000	8.570899	-14.29%	0	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	21.219625	24.330353	14.66%	6	2005
	15.882868	21.219625	33.60%	6	2004
	11.791634	15.882868	34.70%	6	2003
	12.133966	11.791634	-2.82%	6	2002
	11.279333	12.133966	7.58%	0	2001
	10.874392	11.279333	3.72%	0	2000

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	15.092033	19.514028	29.30%	0	2005
	12.238984	15.092033	23.31%	0	2004
	8.103520	12.238984	51.03%	0	2003
	8.520571	8.103520	-4.89%	0	2002
	8.860634	8.520571	-3.84%	0	2001
	15.559832	8.860634	-43.05%	1,776	2000

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	12.554950	16.217253	29.17%	0	2005
	10.000000	12.554950	25.55%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	15.663404	23.271834	48.57%	0	2005
	12.872243	15.663404	21.68%	0	2004
	9.076418	12.872243	41.82%	0	2003
	9.536718	9.076418	-4.83%	0	2002
	10.873293	9.536718	-12.29%	0	2001
	9.963549	10.873293	9.13%	1,354	2000

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	12.412836	18.435626	48.52%	0	2005
	10.000000	12.412836	24.13%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	10.295643	10.967286	6.52%	0	2005
	9.584639	10.295643	7.42%	0	2004
	7.249805	9.584639	32.21%	0	2003
	9.668423	7.249805	-25.02%	0	2002
	9.840749	9.668423	-1.75%	0	2001
	10.000000	9.840749	-1.59%	2,730	2000*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	10.234634	10.815954	5.68%	887	2005
	8.838363	10.234634	15.80%	892	2004
	6.585913	8.838363	34.20%	906	2003
	9.188124	6.585913	-28.32%	272	2002
	9.742487	9.188124	-5.69%	0	2001
	10.000000	9.742487	-2.80%	0	2000*

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Balanced Fund: Series I Shares - Q/NQ	9.746849	10.047339	3.08%	0	2005
	9.259552	9.746849	5.26%	0	2004
	8.128105	9.259552	13.92%	0	2003
	10.015204	8.128105	-18.84%	0	2002
	10.000000	10.015204	0.15%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Blue Chip Fund: Series I Shares - Q/NQ	9.065894	9.186601	1.33%	0	2005
	8.846871	9.065894	2.48%	0	2004
	7.220870	8.846871	22.52%	0	2003
	9.989348	7.220870	-27.71%	0	2002
	10.000000	9.989348	-0.11%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	10.088022	10.749521	6.56%	0	2005
	9.664049	10.088022	4.39%	0	2004
	7.621314	9.664049	26.80%	0	2003
	10.291739	7.621314	-25.95%	0	2002
	10.000000	10.291739	2.92%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	8.729528	9.030058	3.44%	0	2005
	8.430170	8.729528	3.55%	0	2004
	6.884257	8.430170	22.46%	0	2003
	10.083329	6.884257	-31.73%	0	2002
	10.000000	10.083329	0.83%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Stock Fund: Series I Shares - Q/NQ	10.668978	11.000472	3.11%	0	2005
	10.000842	10.668978	6.68%	0	2004
	8.210215	10.000842	21.81%	0	2003
	9.934643	8.210215	-17.36%	0	2002
	10.000000	9.934643	-0.65%	0	2001*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	12.493033	14.424372	15.46%	0	2005
	10.290584	12.493033	21.40%	0	2004
	8.144254	10.290584	26.35%	0	2003
	10.000000	8.144254	-18.56%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.432928	9.663109	2.44%	1,522	2005
	8.527274	9.432928	10.62%	1,550	2004
	6.733511	8.527274	26.64%	1,639	2003
	8.530598	6.733511	-21.07%	1,588	2002
	9.509075	8.530598	-10.29%	0	2001
	10.865313	9.509075	-12.48%	815	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	9.219187	10.222516	10.88%	0	2005
	8.194016	9.219187	12.51%	0	2004
	6.722044	8.194016	21.90%	0	2003
	8.623131	6.722044	-22.05%	0	2002
	12.438224	8.623131	-30.67%	0	2001
	15.273710	12.438224	-18.56%	742	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	10.987789	12.167052	10.73%	0	2005
	9.752667	10.987789	12.66%	0	2004
	8.000705	9.752667	21.90%	0	2003
	10.000000	8.000705	-19.99%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.499867	10.502626	0.03%	0	2005
	9.690524	10.499867	8.35%	0	2004
	7.924980	9.690524	22.28%	0	2003
	10.000000	7.924980	-20.75%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	13.523111	13.906434	2.83%	59	2005
	12.081443	13.523111	11.93%	60	2004
	9.569216	12.081443	26.25%	0	2003
	11.186491	9.569216	-14.46%	105	2002
	10.129056	11.186491	10.44%	0	2001
	8.756384	10.129056	15.68%	2,847	2000

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.543412	10.483909	-0.56%	0	2005
	10.178146	10.543412	3.59%	0	2004
	10.000000	10.178146	1.78%	0	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	10.557746	11.036228	4.53%	0	2005
	9.636406	10.557746	9.56%	0	2004
	7.844528	9.636406	22.84%	0	2003
	10.175835	7.844528	-22.91%	0	2002
	10.000000	10.175835	1.76%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF	10.711207	11.211050	4.67%	0	2005
	9.667137	10.711207	10.80%	0	2004
	7.987679	9.667137	21.03%	0	2003
	10.153863	7.987679	-21.33%	0	2002
	10.000000	10.153863	1.54%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BB&T Variable Insurance Funds - BB&T Large Cap Growth VIF	9.075510	9.052904	-0.25%	0	2005
	8.776257	9.075510	3.41%	0	2004
	7.002163	8.776257	25.34%	0	2003
	10.287363	7.002163	-31.93%	0	2002
	10.000000	10.287363	2.87%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	12.582304	14.090381	11.99%	0	2005
	10.966502	12.582304	14.73%	0	2004
	8.202162	10.966502	33.70%	0	2003
	10.473096	8.202162	-21.68%	0	2002
	10.000000	10.473096	4.73%	0	2001*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	9.296684	10.571528	13.71%	0	2005
	8.048222	9.296684	15.51%	0	2004
	5.567338	8.048222	44.56%	0	2003
	8.637201	5.567338	-35.54%	0	2002
	12.364730	8.637201	-30.15%	0	2001
	15.579495	12.364730	-20.63%	0	2000

Credit Suisse Trust - International Focus Portfolio - Q/NQ	9.256305	10.642928	14.98%	0	2005
	8.240021	9.256305	12.33%	0	2004
	6.323938	8.240021	30.30%	0	2003
	8.065109	6.323938	-21.59%	0	2002
	10.600709	8.065109	-23.92%	0	2001
	14.610777	10.600709	-27.45%	0	2000

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	9.871075	10.451423	5.88%	0	2005
	9.055556	9.871075	9.01%	0	2004
	7.389998	9.055556	22.54%	0	2003
	9.815718	7.389998	-24.71%	0	2002
	9.933596	9.815718	-1.19%	0	2001
	9.315370	9.933596	6.64%	0	2000

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.179584	12.787130	4.99%	0	2005
	10.206952	12.179584	19.33%	0	2004
	7.566849	10.206952	34.89%	0	2003
	10.000000	7.566849	-24.33%	0	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	6.971818	7.072621	1.45%	0	2005
	6.704934	6.971818	3.98%	0	2004
	5.435261	6.704934	23.36%	0	2003
	7.813837	5.435261	-30.44%	12	2002
	10.310249	7.813837	-24.21%	7	2001
	11.836108	10.310249	-12.89%	2,528	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	8.504178	8.716741	2.50%	1,705	2005
	7.851143	8.504178	8.32%	1,693	2004
	6.247385	7.851143	25.67%	1,761	2003
	8.219747	6.247385	-24.00%	1,712	2002
	9.561974	8.219747	-14.04%	6	2001
	10.765069	9.561974	-11.18%	8,833	2000

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.724234	8.915498	2.19%	0	2005
	8.483273	8.724234	2.84%	0	2004
	7.151207	8.483273	18.63%	0	2003
	8.770750	7.151207	-18.47%	0	2002
	9.879814	8.770750	-11.23%	5,813	2001
	10.156641	9.879814	-2.73%	4,188	2000

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	11.848926	12.273807	3.59%	0	2005
	10.870297	11.848926	9.00%	0	2004
	8.431299	10.870297	28.93%	0	2003
	10.648854	8.431299	-20.82%	0	2002
	10.000000	10.648854	6.49%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	13.525994	14.817332	9.55%	0	2005
	11.511156	13.525994	17.50%	0	2004
	8.622899	11.511156	33.50%	0	2003
	10.035039	8.622899	-14.07%	0	2002
	10.000000	10.035039	0.35%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.374856	12.272872	-0.82%	1,390	2005
	12.198720	12.374856	1.44%	1,356	2004
	11.907225	12.198720	2.45%	1,180	2003
	11.127027	11.907225	7.01%	1,328	2002
	10.523559	11.127027	5.73%	0	2001
	9.731148	10.523559	8.14%	4,473	2000

Fidelity Variable Insurance Products Fund - VIP Equity - Income Portfolio: Service Class - Q/NQ	10.333244	10.699388	3.54%	0	2005
	9.476212	10.333244	9.04%	0	2004
	7.433007	9.476212	27.49%	0	2003
	9.147526	7.433007	-18.74%	0	2002
	9.846006	9.147526	-7.09%	0	2001
	9.284810	9.846006	6.04%	3,954	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	7.738767	8.006583	3.46%	0	2005
	7.654950	7.738767	1.09%	0	2004
	5.888587	7.654950	30.00%	0	2003
	8.617548	5.888587	-31.67%	0	2002
	10.700597	8.617548	-19.47%	2,974	2001
	12.289021	10.700597	-12.93%	19,532	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.518596	8.550640	0.38%	0	2005
	7.948720	8.518596	7.17%	0	2004
	6.394476	7.948720	24.31%	0	2003
	6.303565	6.394476	1.44%	0	2002
	7.309120	6.303565	-13.76%	0	2001
	9.646466	7.309120	-24.23%	864	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	9.650675	11.241226	16.48%	0	2005
	8.686067	9.650675	11.11%	0	2004
	6.195433	8.686067	40.20%	0	2003
	7.944744	6.195433	-22.02%	0	2002
	10.309461	7.944744	-22.94%	0	2001
	13.023698	10.309461	-20.84%	937	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	11.979699	13.948578	16.44%	0	2005
	10.781464	11.979699	11.11%	0	2004
	7.687444	10.781464	40.25%	0	2003
	10.000000	7.687444	-23.13%	0	2002*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	11.088647	12.685607	14.40%	0	2005
	9.820090	11.088647	12.92%	0	2004
	7.814811	9.820090	25.66%	0	2003
	8.813204	7.814811	-11.33%	0	2002
	10.273408	8.813204	-14.21%	0	2001
	11.247919	10.273408	-8.66%	7,785	2000

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.288147	10.282213	-0.06%	0	2005
	10.073745	10.288147	2.13%	0	2004
	10.000000	10.073745	0.74%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	6.799066	7.246617	6.58%	0	2005
	6.486939	6.799066	4.81%	0	2004
	5.110185	6.486939	26.94%	0	2003
	6.685100	5.110185	-23.56%	0	2002
	7.981954	6.685100	-16.25%	0	2001
	9.843158	7.981954	-18.91%	1,648	2000

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	12.763043	12.815008	0.41%	0	2005
	11.437016	12.763043	11.59%	0	2004
	7.403455	11.437016	54.48%	0	2003
	10.000000	7.403455	-25.97%	169	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class I - Q/NQ	11.810023	12.774076	8.16%	0	2005
	10.148035	11.810023	16.38%	0	2004
	7.819948	10.148035	29.77%	0	2003
	10.000000	7.819948	-21.80%	0	2002*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	11.528431	11.555665	0.24%	0	2005
	10.695756	11.528431	7.79%	0	2004
	8.935042	10.695756	19.71%	0	2003
	8.841526	8.935042	1.06%	0	2002
	8.666861	8.841526	2.02%	0	2001
	9.650502	8.666861	-10.19%	399	2000

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.393547	3.94%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class I - Q/NQ	12.768976	16.582052	29.86%	0	2005
	10.802038	12.768976	18.21%	0	2004
	6.676154	10.802038	61.80%	0	2003
	8.044715	6.676154	-17.01%	0	2002
	8.667787	8.044715	-7.19%	0	2001
	10.000000	8.667787	-13.32%	0	2000*

GVIT Gartmore GVIT Emerging Markets Fund: Class III - Q/NQ	14.275630	18.541093	29.88%	0	2005
	12.075292	14.275630	18.22%	0	2004
	7.465081	12.075292	61.76%	0	2003
	10.000000	7.465081	-25.35%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Financial Services Fund: Class III - Q/NQ	14.363399	15.633594	8.84%	0	2005
	12.112351	14.363399	18.58%	0	2004
	8.745879	12.112351	38.49%	0	2003
	10.000000	8.745879	-12.54%	0	2002*

GVIT Gartmore GVIT Global Health Sciences Fund: Class III - Q/NQ	11.838776	12.567248	6.15%	64	2005
	11.213169	11.838776	5.58%	65	2004
	8.374116	11.213169	33.90%	0	2003
	10.000000	8.374116	-16.26%	0	2002*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class I - Q/NQ	2.917839	2.841968	-2.60%	0	2005
	2.857189	2.917839	2.12%	0	2004
	1.880002	2.857189	51.98%	0	2003
	3.356343	1.880002	-43.99%	0	2002
	5.986754	3.356343	-43.94%	0	2001
	10.000000	5.986754	-40.13%	0	2000*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class III - Q/NQ	10.993963	10.708529	-2.60%	0	2005
	10.769016	10.993963	2.09%	0	2004
	7.087874	10.769016	51.94%	84	2003
	10.000000	7.087874	-29.12%	0	2002*

GVIT Gartmore GVIT Global Utilities Fund: Class III - Q/NQ	12.172290	12.689455	4.25%	0	2005
	9.567871	12.172290	27.22%	0	2004
	7.870588	9.567871	21.56%	0	2003
	10.000000	7.870588	-21.29%	0	2002*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	12.319888	12.455530	1.10%	0	2005
	12.186606	12.319888	1.09%	0	2004
	12.203933	12.186606	-0.14%	0	2003
	11.231951	12.203933	8.65%	4	2002
	10.698020	11.231951	4.99%	3	2001
	9.708836	10.698020	10.19%	5,047	2000

GVIT Gartmore GVIT Growth Fund: Class I - Q/NQ	4.703664	4.904526	4.27%	0	2005
	4.442208	4.703664	5.89%	0	2004
	3.418252	4.442208	29.96%	0	2003
	4.898667	3.418252	-30.22%	0	2002
	6.963868	4.898667	-29.66%	0	2001
	9.681400	6.963868	-28.07%	2,275	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT International Growth Fund: Class III - Q/NQ	11.458329	14.603641	27.45%	0	2005
	10.235035	11.458329	11.95%	0	2004
	7.724922	10.235035	32.49%	0	2003
	10.000000	7.724922	-22.75%	0	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.665010	10.786946	1.14%	0	2005
	10.409473	10.665010	2.45%	0	2004
	9.853651	10.409473	5.64%	0	2003
	10.000000	9.853651	-1.46%	0	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.039557	11.293234	2.30%	0	2005
	10.522984	11.039557	4.91%	0	2004
	9.453586	10.522984	11.31%	0	2003
	10.000000	9.453586	-5.46%	0	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.294395	11.648839	3.14%	0	2005
	10.532259	11.294395	7.24%	0	2004
	8.961185	10.532259	17.53%	0	2003
	10.000000	8.961185	-10.39%	0	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.588986	12.148749	4.83%	0	2005
	10.560445	11.588986	9.74%	0	2004
	8.517407	10.560445	23.99%	0	2003
	10.000000	8.517407	-14.83%	0	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.772148	12.439821	5.67%	0	2005
	10.545460	11.772148	11.63%	0	2004
	8.168360	10.545460	29.10%	0	2003
	10.000000	8.168360	-18.32%	0	2002*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class I - Q/NQ	7.891954	8.479455	7.44%	0	2005
	6.989223	7.891954	12.92%	0	2004
	5.094330	6.989223	37.20%	0	2003
	8.262132	5.094330	-38.34%	0	2002
	12.111863	8.262132	-31.78%	0	2001
	14.618910	12.111863	-17.15%	1,315	2000

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	10.326717	10.380196	0.52%	0	2005
	10.463331	10.326717	-1.31%	0	2004
	10.621324	10.463331	-1.49%	0	2003
	10.719296	10.621324	-0.91%	0	2002
	10.569641	10.719296	1.42%	0	2001
	10.185260	10.569641	3.81%	14,152	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Nationwide Fund: Class I - Q/NQ	8.820712	9.278688	5.19%	0	2005
	8.209369	8.820712	7.45%	0	2004
	6.576030	8.209369	24.84%	0	2003
	8.127729	6.576030	-19.09%	0	2002
	9.416202	8.127729	-13.68%	0	2001
	9.825369	9.416202	-4.16%	5,245	2000

GVIT Gartmore GVIT Nationwide Leaders Fund: Class III - Q/NQ	12.949996	13.984819	7.99%	0	2005
	11.137079	12.949996	16.28%	0	2004
	9.057504	11.137079	22.96%	0	2003
	10.000000	9.057504	-9.42%	112	2002*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III - Q/NQ	12.205758	13.383057	9.65%	0	2005
	11.087571	12.205758	10.09%	0	2004
	7.431326	11.087571	49.20%	0	2003
	10.000000	7.431326	-25.69%	0	2002*

GVIT Gartmore Worldwide Leaders Fund: Class I - Q/NQ	8.382543	9.794136	16.84%	0	2005
	7.402625	8.382543	13.24%	0	2004
	5.557308	7.402625	33.21%	0	2003
	7.608458	5.557308	-26.96%	680	2002
	9.573624	7.608458	-20.53%	0	2001
	11.152016	9.573624	-14.15%	713	2000

GVIT Gartmore GVIT Worldwide Leaders Fund: Class III - Q/NQ	15.279541	17.852608	16.84%	381	2005
	13.493364	15.279541	13.24%	411	2004
	10.000000	13.493364	34.93%	453	2003*

GVIT GVIT International Value Fund: Class III - Q/NQ	16.148871	17.716509	9.71%	0	2005
	13.716090	16.148871	17.74%	0	2004
	10.000000	13.716090	37.16%	0	2003*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	15.408276	16.910913	9.75%	0	2005
	13.599282	15.408276	13.30%	0	2004
	10.315991	13.599282	31.83%	72	2003
	12.441562	10.315991	-17.08%	0	2002
	12.878299	12.441562	-3.39%	0	2001
	11.416891	12.878299	12.80%	1,624	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Cap Growth Fund: Class I - Q/NQ	13.803450	14.607915	5.83%	0	2005
	12.431672	13.803450	11.03%	0	2004
	9.457357	12.431672	31.45%	0	2003
	14.481164	9.457357	-34.69%	0	2002
	16.592571	14.481164	-12.73%	0	2001
	20.216023	16.592571	-17.92%	1,837	2000

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	20.054519	20.237978	0.91%	84	2005
	17.463621	20.054519	14.84%	85	2004
	11.372033	17.463621	53.57%	58	2003
	15.948542	11.372033	-28.70%	4	2002
	12.701183	15.948542	25.57%	2	2001
	11.665584	12.701183	8.88%	3,822	2000

GVIT GVIT Small Company Fund: Class I - Q/NQ	17.858063	19.637782	9.97%	0	2005
	15.325664	17.858063	16.52%	0	2004
	11.101037	15.325664	38.06%	0	2003
	13.716369	11.101037	-19.07%	4	2002
	15.019588	13.716369	-8.68%	3	2001
	14.086698	15.019588	6.62%	8,266	2000

GVIT J.P. Morgan GVIT Balanced Fund: Class I - Q/NQ	9.195106	9.231447	0.40%	0	2005
	8.657213	9.195106	6.21%	0	2004
	7.467684	8.657213	15.93%	0	2003
	8.699077	7.467684	-14.16%	0	2002
	9.225819	8.699077	-5.71%	2,937	2001
	9.455807	9.225819	-2.43%	3,217	2000

GVIT Van Kampen GVIT Comstock Value Fund: Class I - Q/NQ	8.774641	8.955757	2.06%	0	2005
	7.627962	8.774641	15.03%	0	2004
	5.928033	7.627962	26.68%	0	2003
	8.089339	5.928033	-26.72%	0	2002
	9.407245	8.089339	-14.01%	3,153	2001
	10.749854	9.407245	-12.49%	1,173	2000

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	12.513070	12.518094	0.04%	0	2005
	11.997543	12.513070	4.30%	0	2004
	10.930457	11.997543	9.76%	0	2003
	10.414287	10.930457	4.96%	0	2002

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	11.324306	12.108612	6.93%	73	2005
	10.000000	11.324306	13.24%	74	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.914774	7.620090	10.20%	0	2005
	5.987242	6.914774	15.49%	0	2004
	5.086420	5.987242	17.71%	0	2003
	6.180038	5.086420	-17.70%	14	2002
	8.076723	6.180038	-23.48%	8	2001
	10.000000	8.076723	-19.23%	15,806	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.233225	3.531163	9.21%	0	2005
	3.283989	3.233225	-1.55%	0	2004
	2.290027	3.283989	43.40%	0	2003
	3.960302	2.290027	-42.18%	0	2002
	6.454677	3.960302	-38.64%	0	2001
	10.000000	6.454677	-35.45%	12,801	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.031316	10.933752	9.00%	0	2005
	10.161603	10.031316	-1.28%	0	2004
	7.054323	10.161603	44.05%	0	2003
	10.000000	7.054323	-29.46%	0	2002*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	6.763818	8.737444	29.18%	0	2005
	5.821088	6.763818	16.20%	0	2004
	4.419582	5.821088	31.71%	0	2003
	6.080842	4.419582	-27.32%	0	2002
	8.113132	6.080842	-25.05%	0	2001
	10.000000	8.113132	-18.87%	14,610	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	11.784987	15.232678	29.25%	0	2005
	10.140370	11.784987	16.22%	0	2004
	7.698186	10.140370	31.72%	0	2003
	10.000000	7.698186	-23.02%	0	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	13.948481	15.146668	8.59%	0	2005
	12.129267	13.948481	15.00%	0	2004
	10.000000	12.129267	21.29%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	9.995324	10.607220	6.12%	0	2005
	8.815516	9.995324	13.38%	0	2004
	6.833887	8.815516	29.00%	0	2003
	9.490909	6.833887	-28.00%	0	2002
	9.844228	9.490909	-3.59%	0	2001
	9.941717	9.844228	-0.98%	497	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.824818	9.757891	-0.68%	0	2005
	9.957976	9.824818	-1.34%	0	2004
	10.000000	9.957976	-0.42%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	10.047217	11.188620	11.36%	0	2005
	8.823727	10.047217	13.87%	0	2004
	7.037336	8.823727	25.38%	0	2003
	10.173455	7.037336	-30.83%	0	2002
	13.792758	10.173455	-26.24%	0	2001
	15.222969	13.792758	-9.40%	6,870	2000

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	10.169791	11.753749	15.58%	0	2005
	8.731115	10.169791	16.48%	0	2004
	6.601750	8.731115	32.25%	0	2003
	8.889847	6.601750	-25.74%	7	2002
	9.346057	8.889847	-4.88%	4	2001
	9.478868	9.346057	-1.40%	752	2000

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.224655	11.743204	4.62%	0	2005
	10.000000	11.224655	12.25%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	10.222216	10.518457	2.90%	570	2005
	9.764179	10.222216	4.69%	551	2004
	7.616546	9.764179	28.20%	574	2003
	10.637302	7.616546	-28.40%	553	2002
	12.430490	10.637302	-14.43%	0	2001
	12.725024	12.430490	-2.31%	7,234	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.147146	11.356156	11.91%	0	2005
	8.697915	10.147146	16.66%	0	2004
	6.211849	8.697915	40.02%	0	2003
	8.149095	6.211849	-23.77%	0	2002
	9.464418	8.149095	-13.90%	0	2001
	10.000000	9.464418	-5.36%	871	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	16.513972	18.486390	11.94%	0	2005
	14.151574	16.513972	16.69%	0	2004
	10.000000	14.151574	41.52%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	8.928513	9.263984	3.76%	0	2005
	8.331849	8.928513	7.16%	0	2004
	6.715954	8.331849	24.06%	0	2003
	8.448257	6.715954	-20.50%	0	2002
	9.606697	8.448257	-12.06%	0	2001
	10.755476	9.606697	-10.68%	4,797	2000

Oppenheimer Variable Account Funds - Oppenheimer Mid Cap Fund/VA: Non-Service Shares - Q/NQ	9.550936	10.503716	9.98%	0	2005
	8.144921	9.550936	17.26%	0	2004
	6.624244	8.144921	22.96%	0	2003
	9.370812	6.624244	-29.31%	0	2002
	13.928584	9.370812	-32.72%	0	2001
	16.027328	13.928584	-13.09%	11,061	2000

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	18.954277	20.830834	9.90%	0	2005
	17.590800	18.954277	7.75%	0	2004
	14.052254	17.590800	25.18%	0	2003
	13.141724	14.052254	6.93%	0	2002
	12.193613	13.141724	7.78%	0	2001
	11.180591	12.193613	9.06%	0	2000

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	11.585959	12.598911	8.74%	0	2005
	10.081389	11.585959	14.92%	0	2004
	8.081645	10.081389	24.74%	0	2003
	10.000000	8.081645	-19.18%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	6.601135	7.598402	15.11%	0	2005
	5.545115	6.601135	19.04%	0	2004
	3.995275	5.545115	38.79%	0	2003
	5.928247	3.995275	-32.61%	0	2002
	8.567997	5.928247	-30.81%	0	2001
	10.000000	8.567997	-14.32%	0	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	21.158374	24.247792	14.60%	0	2005
	15.845095	21.158374	33.53%	0	2004
	11.769601	15.845095	34.63%	63	2003
	12.117487	11.769601	-2.87%	6	2002
	11.269804	12.117487	7.52%	4	2001
	10.866698	11.269804	3.71%	14	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	15.048471	19.447799	29.23%	0	2005
	12.209884	15.048471	23.25%	0	2004
	8.088367	12.209884	50.96%	0	2003
	8.508987	8.088367	-4.94%	0	2002
	8.853136	8.508987	-3.89%	0	2001
	15.554588	8.853136	-43.08%	3,492	2000

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	12.550716	16.203540	29.10%	0	2005
	10.000000	12.550716	25.51%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	15.618187	23.192864	48.50%	0	2005
	12.841633	15.618187	21.62%	0	2004
	9.059454	12.841633	41.75%	0	2003
	9.523759	9.059454	-4.88%	0	2002
	10.864101	9.523759	-12.34%	0	2001
	9.960177	10.864101	9.08%	0	2000

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	12.408650	18.420048	48.45%	0	2005
	10.000000	12.408650	24.09%	0	2004*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	10.271156	10.935639	6.47%	0	2005
	9.566724	10.271156	7.36%	0	2004
	7.239941	9.566724	32.14%	0	2003
	9.660204	7.239941	-25.05%	0	2002
	9.837436	9.660204	-1.80%	0	2001
	10.000000	9.837436	-1.63%	0	2000*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	10.210285	10.784729	5.63%	0	2005
	8.821844	10.210285	15.74%	0	2004
	6.576951	8.821844	34.13%	0	2003
	9.180307	6.576951	-28.36%	0	2002
	9.717062	9.180307	-5.52%	0	2001
	10.000000	9.717062	-2.83%	255	2000*

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Balanced Fund: Series I Shares - Q/NQ	9.731294	10.026188	3.03%	0	2005
	9.249495	9.731294	5.21%	0	2004
	8.123428	9.249495	13.86%	0	2003
	10.014572	8.123428	-18.88%	0	2002
	10.000000	10.014572	0.15%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Blue Chip Fund: Series I Shares - Q/NQ	9.051440	9.167283	1.28%	0	2005
	8.837279	9.051440	2.42%	0	2004
	7.216718	8.837279	22.46%	0	2003
	9.988719	7.216718	-27.75%	0	2002
	10.000000	9.988719	-0.11%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	10.071903	10.726876	6.50%	0	2005
	9.653544	10.071903	4.33%	0	2004
	7.616916	9.653544	26.74%	0	2003
	10.291087	7.616916	-25.99%	0	2002
	10.000000	10.291087	2.91%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	8.715609	9.011071	3.39%	0	2005
	8.421025	8.715609	3.50%	0	2004
	6.880299	8.421025	22.39%	0	2003
	10.082692	6.880299	-31.76%	0	2002
	10.000000	10.082692	0.83%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Stock Fund: Series I Shares - Q/NQ	10.651973	10.977341	3.05%	0	2005
	9.990004	10.651973	6.63%	0	2004
	8.205505	9.990004	21.75%	0	2003
	9.934020	8.205505	-17.40%	0	2002
	10.000000	9.934020	-0.66%	0	2001*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	12.476010	14.397384	15.40%	0	2005
	10.281813	12.476010	21.34%	0	2004
	8.141462	10.281813	26.29%	0	2003
	10.000000	8.141462	-18.59%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.405665	9.630273	2.39%	0	2005
	8.506975	9.405665	10.56%	0	2004
	6.720908	8.506975	26.57%	0	2003
	8.518985	6.720908	-21.11%	0	2002
	9.501028	8.518985	-10.34%	0	2001
	10.861635	9.501028	-12.53%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	9.192521	10.187759	10.83%	0	2005
	8.174485	9.192521	12.45%	0	2004
	6.709456	8.174485	21.84%	0	2003
	8.611391	6.709456	-22.09%	0	2002
	12.427696	8.611391	-30.71%	0	2001
	15.268547	12.427696	-18.61%	2,381	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	10.972793	12.144267	10.68%	198	2005
	9.744337	10.972793	12.61%	142	2004
	7.997959	9.744337	21.84%	74	2003
	10.000000	7.997959	-20.02%	5	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.485573	10.482992	-0.02%	0	2005
	9.682271	10.485573	8.30%	0	2004
	7.922273	9.682271	22.22%	0	2003
	10.000000	7.922273	-20.78%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	13.484039	13.859194	2.78%	34	2005
	12.052689	13.484039	11.88%	34	2004
	9.551316	12.052689	26.19%	167	2003
	11.171284	9.551316	-14.50%	68	2002
	10.120481	11.171284	10.38%	0	2001
	8.753418	10.120481	15.62%	1,514	2000

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.534412	10.469628	-0.61%	0	2005
	10.174656	10.534412	3.54%	0	2004
	10.000000	10.174656	1.75%	0	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	10.540934	11.013049	4.48%	0	2005
	9.625976	10.540934	9.51%	0	2004
	7.840038	9.625976	22.78%	0	2003
	10.175200	7.840038	-22.95%	0	2002
	10.000000	10.175200	1.75%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF	10.694139	11.187494	4.61%	0	2005
	9.656658	10.694139	10.74%	0	2004
	7.983094	9.656658	20.96%	0	2003
	10.153225	7.983094	-21.37%	0	2002
	10.000000	10.153225	1.53%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BB&T Variable Insurance Funds - BB&T Large Cap Growth VIF	9.061033	9.033861	-0.30%	0	2005
	8.766739	9.061033	3.36%	0	2004
	6.998137	8.766739	25.27%	0	2003
	10.268717	6.998137	-31.97%	0	2002
	10.000000	10.286717	2.87%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	12.562240	14.060763	11.93%	0	2005
	10.954616	12.562240	14.68%	0	2004
	8.197450	10.954616	33.63%	0	2003
	10.472439	8.197450	-21.72%	0	2002
	10.000000	10.472439	4.72%	0	2001*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	9.269782	10.535568	13.65%	0	2005
	8.029034	9.269782	15.45%	0	2004
	5.556901	8.029034	44.49%	0	2003
	8.625434	5.556901	-35.58%	0	2002
	12.354255	8.625434	-30.18%	0	2001
	15.574225	12.354255	-20.67%	0	2000

Credit Suisse Trust - International Focus Portfolio - Q/NQ	9.229589	10.606802	14.92%	0	2005
	8.220432	9.229589	12.28%	0	2004
	6.312112	8.220432	30.23%	0	2003
	8.054140	6.312112	-21.63%	0	2002
	10.591740	8.054140	-23.96%	0	2001
	14.605841	10.591740	-27.48%	0	2000

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	9.842560	10.415932	5.83%	0	2005
	9.034010	9.842560	8.95%	0	2004
	7.376176	9.034010	22.48%	0	2003
	9.802385	7.376176	-24.75%	0	2002
	9.925196	9.802385	-1.24%	0	2001
	9.312214	9.925196	6.58%	0	2000

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.163030	12.763255	4.93%	6	2005
	10.198281	12.163030	19.27%	6	2004
	7.564269	10.198281	34.82%	0	2003
	10.000000	7.564269	-24.36%	0	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	6.951672	7.048600	1.39%	0	2005
	6.688974	6.951672	3.93%	0	2004
	5.425087	6.688974	23.30%	0	2003
	7.803211	5.425087	-30.48%	0	2002
	10.301538	7.803211	-24.25%	0	2001
	11.832110	10.301538	-12.94%	4,687	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	8.479597	8.687121	2.45%	1,243	2005
	7.832447	8.479597	8.26%	1,020	2004
	6.235687	7.832447	25.61%	766	2003
	8.208564	6.235687	-24.03%	20	2002
	9.553880	8.208564	-14.08%	0	2001
	10.761420	9.553880	-11.22%	9,379	2000

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.699022	8.885193	2.14%	0	2005
	8.463081	8.699022	2.79%	0	2004
	7.137823	8.463081	18.57%	167	2003
	8.758825	7.137823	-18.51%	88	2002
	9.871455	8.758825	-11.27%	11	2001
	10.153208	9.871455	-2.78%	4,232	2000

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	11.830026	12.247982	3.53%	0	2005
	10.858505	11.830026	8.95%	0	2004
	8.426454	10.858505	28.86%	0	2003
	10.648184	8.426454	-20.86%	0	2002
	10.000000	10.648184	6.48%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	13.504452	14.786198	9.49%	0	2005
	11.498688	13.504452	17.44%	0	2004
	8.617950	11.498688	33.43%	0	2003
	10.034409	8.617950	-14.12%	0	2002
	10.000000	10.034409	0.34%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.339114	12.231189	-0.87%	0	2005
	12.169693	12.339114	1.39%	0	2004
	11.884957	12.169693	2.40%	112	2003
	11.111890	11.884957	6.96%	62	2002
	10.514640	11.111890	5.68%	9	2001
	9.727848	10.514640	8.09%	2,272	2000

Fidelity Variable Insurance Products Fund - VIP Equity - Income Portfolio: Service Class - Q/NQ	10.303367	10.663017	3.49%	465	2005
	9.453639	10.303367	8.99%	465	2004
	7.419096	9.453639	27.42%	632	2003
	9.135077	7.419096	-18.78%	85	2002
	9.837664	9.135077	-7.14%	11	2001
	9.281660	9.837664	5.99%	0	2000

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	7.716381	7.979337	3.41%	9	2005
	7.636709	7.716381	1.04%	9	2004
	5.877549	7.636709	29.93%	0	2003
	8.605815	5.877549	-31.70%	0	2002
	10.691535	8.605815	-19.51%	0	2001
	12.284855	10.691535	-12.97%	11,478	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.493992	8.521607	0.33%	0	2005
	7.929810	8.493992	7.11%	0	2004
	6.382519	7.929810	24.24%	0	2003
	6.294993	6.382519	1.39%	0	2002
	7.302933	6.294993	-13.80%	0	2001
	9.643198	7.302933	-24.27%	2,839	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	9.622805	11.203058	16.42%	0	2005
	8.665395	9.622805	11.05%	0	2004
	6.183841	8.665395	40.13%	0	2003
	7.933931	6.183841	-22.06%	0	2002
	10.300741	7.933931	-22.98%	0	2001
	13.019301	10.300741	-20.88%	0	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	11.963391	13.922499	16.38%	6	2005
	10.772293	11.963391	11.06%	6	2004
	7.684818	10.772293	40.18%	0	2003
	10.000000	7.684818	-23.15%	0	2002*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	11.056607	12.642514	14.34%	433	2005
	9.796715	11.056607	12.86%	433	2004
	7.800188	9.796715	25.60%	749	2003
	8.801213	7.800188	-11.37%	167	2002
	10.264709	8.801213	-14.26%	23	2001
	11.244112	10.264709	-8.71%	2,034	2000

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.279382	10.268217	-0.11%	0	2005
	10.070300	10.279382	2.08%	0	2004
	10.000000	10.070300	0.70%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	6.779429	7.222009	6.53%	0	2005
	6.471511	6.779429	4.76%	0	2004
	5.100632	6.471511	26.88%	0	2003
	6.676003	5.100632	-23.60%	0	2002
	7.975200	6.676003	-16.29%	0	2001
	9.839824	7.975200	-18.95%	1,710	2000

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	12.745663	12.791050	0.36%	6	2005
	11.427270	12.745663	11.54%	6	2004
	7.400922	11.427270	54.40%	0	2003
	10.000000	7.400922	-25.99%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class I - Q/NQ	11.793952	12.750199	8.11%	0	2005
	10.139397	11.793952	16.32%	0	2004
	7.817266	10.139397	29.71%	0	2003
	10.000000	7.817266	-21.83%	0	2002*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	11.495171	11.516457	0.19%	0	2005
	10.670340	11.495171	7.73%	0	2004
	8.918357	10.670340	19.64%	0	2003
	8.829517	8.918357	1.01%	0	2002
	8.659527	8.829517	1.96%	0	2001
	9.647227	8.659527	-10.24%	0	2000

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.390020	3.90%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class I - Q/NQ	12.741281	16.537671	29.80%	0	2005
	10.784110	12.741281	18.15%	0	2004
	6.668475	10.784110	61.72%	0	2003
	8.039579	6.668475	-17.05%	0	2002
	8.666715	8.039579	-7.24%	0	2001
	10.000000	8.666715	-13.33%	0	2000*

GVIT Gartmore GVIT Emerging Markets Fund: Class III - Q/NQ	14.256207	18.506459	29.81%	5	2005
	12.065018	14.256207	18.16%	5	2004
	7.462526	12.065018	61.67%	0	2003
	10.000000	7.462526	-25.37%	0	2002*

GVIT Gartmore GVIT Global Financial Services Fund: Class III - Q/NQ	14.341910	15.602262	8.79%	36	2005
	12.100416	14.341910	18.52%	36	2004
	8.741712	12.100416	38.42%	48	2003
	10.000000	8.741712	-12.58%	0	2002*

GVIT Gartmore GVIT Global Health Sciences Fund: Class III - Q/NQ	11.821040	12.542020	6.10%	16	2005
	11.202091	11.821040	5.53%	16	2004
	8.370118	11.202091	33.83%	27	2003
	10.000000	8.370118	-16.30%	0	2002*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class I - Q/NQ	2.911505	2.834360	-2.65%	0	2005
	2.852443	2.911505	2.07%	0	2004
	1.877827	2.852443	51.90%	0	2003
	3.354183	1.877827	-44.02%	0	2002
	5.986011	3.354183	-43.97%	0	2001
	10.000000	5.986011	-40.14%	324	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Technology and Communications Fund: Class III - Q/NQ	10.978992	10.688499	-2.65%	18	2005
	10.759842	10.978992	2.04%	18	2004
	7.085443	10.759842	51.86%	32	2003
	10.000000	7.085443	-29.15%	0	2002*

GVIT Gartmore GVIT Global Utilities Fund: Class III - Q/NQ	12.154055	12.663992	4.20%	18	2005
	9.558415	12.154055	27.16%	18	2004
	7.866828	9.558415	21.50%	24	2003
	10.000000	7.866828	-21.33%	0	2002*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	12.284309	12.413236	1.05%	23	2005
	12.157611	12.284309	1.04%	23	2004
	12.181115	12.157611	-0.19%	137	2003
	11.216684	12.181115	8.60%	61	2002
	10.688972	11.216684	4.94%	9	2001
	9.705551	10.688972	10.13%	20	2000

GVIT Gartmore GVIT Growth Fund: Class I - Q/NQ	4.690047	4.887844	4.22%	0	2005
	4.431602	4.690047	5.83%	0	2004
	3.411839	4.431602	29.89%	0	2003
	4.861995	3.411839	-30.26%	0	2002
	6.957972	4.861995	-29.69%	0	2001
	9.678122	6.957972	-28.11%	899	2000

GVIT Gartmore GVIT International Growth Fund: Class III - Q/NQ	11.442705	14.576313	27.39%	0	2005
	10.226299	11.442705	11.89%	0	2004
	7.722271	10.226299	32.43%	0	2003
	10.000000	7.722271	-22.78%	0	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.649052	10.765318	1.09%	0	2005
	10.399210	10.649052	2.40%	0	2004
	9.848954	10.399210	5.59%	0	2003
	10.000000	9.848954	-1.51%	0	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.023031	11.270594	2.25%	0	2005
	10.512612	11.023031	4.86%	0	2004
	9.449094	10.512612	11.26%	0	2003
	10.000000	9.449094	-5.51%	0	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.277457	11.625445	3.09%	0	2005
	10.521843	11.277457	7.18%	0	2004
	8.956898	10.521843	17.47%	0	2003
	10.000000	8.956898	-10.43%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.571630	12.124375	4.78%	0	2005
	10.550021	11.571630	9.68%	0	2004
	8.513348	10.550021	23.92%	0	2003
	10.000000	8.513348	-14.87%	0	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.754545	12.414889	5.62%	0	2005
	10.535072	11.754545	11.58%	0	2004
	8.164471	10.535072	29.04%	0	2003
	10.000000	8.164471	-18.36%	0	2002*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class I - Q/NQ	7.869150	8.450657	7.39%	10	2005
	6.972579	7.869150	12.86%	10	2004
	5.084785	6.972579	37.13%	0	2003
	8.250877	5.084785	-38.37%	0	2002
	12.101606	8.250877	-31.82%	0	2001
	14.613981	12.101606	-17.19%	3,033	2000

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	10.296837	10.344890	0.47%	0	2005
	10.438388	10.296837	-1.36%	0	2004
	10.601417	10.438388	-1.54%	0	2003
	10.704673	10.601417	-0.96%	0	2002
	10.560647	10.704673	1.36%	0	2001
	10.178032	10.560647	3.76%	15,186	2000

GVIT Gartmore GVIT Nationwide Fund: Class I - Q/NQ	8.795250	9.247193	5.14%	713	2005
	8.189846	8.795250	7.39%	502	2004
	6.563740	8.189846	24.77%	256	2003
	8.116686	6.563740	-19.13%	19	2002
	9.408236	8.116686	-13.73%	0	2001
	9.822044	9.408236	-4.21%	197	2000

GVIT Gartmore GVIT Nationwide Leaders Fund: Class III - Q/NQ	12.930621	13.956795	7.94%	0	2005
	11.126097	12.930621	16.22%	0	2004
	9.053190	11.126097	22.90%	0	2003
	10.000000	9.053190	-9.47%	0	2002*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III - Q/NQ	12.187517	13.356249	9.59%	6	2005
	11.076660	12.187517	10.03%	6	2004
	7.427795	11.076660	49.12%	0	2003
	10.000000	7.427795	-25.72%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore Worldwide Leaders Fund: Class I - Q/NQ	8.358312	9.760853	16.78%	0	2005
	7.384983	8.358312	13.18%	0	2004
	5.546904	7.384983	33.14%	0	2003
	7.598105	5.546904	-27.00%	0	2002
	9.565529	7.598105	-20.57%	0	2001
	11.148249	9.565529	-14.20%	0	2000

GVIT Gartmore GVIT Worldwide Leaders Fund: Class III - Q/NQ	15.266547	17.828355	16.78%	0	2005
	13.488768	15.266547	13.18%	0	2004
	10.000000	13.488768	34.89%	0	2003*

GVIT GVIT International Value Fund: Class III - Q/NQ	16.135118	17.692400	9.65%	5	2005
	13.711404	16.135118	17.68%	5	2004
	10.000000	13.711404	37.11%	0	2003*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	15.363749	16.853455	9.70%	713	2005
	13.566907	15.363749	13.24%	594	2004
	10.296690	13.566907	31.76%	559	2003
	12.424639	10.296690	-17.13%	73	2002
	12.867405	12.424639	-3.44%	8	2001
	11.413030	12.867405	12.74%	896	2000

GVIT GVIT Small Cap Growth Fund: Class I - Q/NQ	13.763578	14.558304	5.77%	481	2005
	12.402090	13.763578	10.98%	343	2004
	9.439666	12.402090	31.38%	171	2003
	14.461467	9.439666	-34.73%	13	2002
	16.578533	14.461467	-12.77%	0	2001
	20.209202	16.578533	-17.97%	2,195	2000

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	19.996570	20.169222	0.86%	376	2005
	17.422041	19.996570	14.78%	281	2004
	11.350750	17.422041	53.49%	267	2003
	15.926842	11.350750	-28.73%	64	2002
	12.690421	15.926842	25.50%	7	2001
	11.661628	12.690421	8.82%	445	2000

GVIT GVIT Small Company Fund: Class I - Q/NQ	17.806477	19.571106	9.91%	4	2005
	15.289191	17.806477	16.46%	4	2004
	11.080273	15.289191	37.99%	209	2003
	13.697716	11.080273	-19.11%	113	2002
	15.006886	13.697716	-8.72%	15	2001
	14.081944	15.006886	6.57%	606	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT J.P. Morgan GVIT Balanced Fund: Class I - Q/NQ	9.168540	9.200086	0.34%	0	2005
	8.636601	9.168540	6.16%	0	2004
	7.453711	8.636601	15.87%	0	2003
	8.687249	7.453711	-14.20%	0	2002
	9.218009	8.687249	-5.76%	0	2001
	9.452610	9.218009	-2.48%	209	2000

GVIT Van Kampen GVIT Comstock Value Fund: Class I - Q/NQ	8.749300	8.925360	2.01%	0	2005
	7.609813	8.749300	14.97%	0	2004
	5.916952	7.609813	28.61%	0	2003
	8.078351	5.916952	-26.76%	0	2002
	9.399286	8.078351	-14.05%	0	2001
	10.746213	9.399286	-12.53%	0	2000

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	12.476882	12.475539	-0.01%	12	2005
	11.968967	12.476882	4.24%	12	2004
	10.909995	11.968967	9.71%	12	2003
	10.400105	10.909995	4.90%	0	2002
	10.202517	10.400105	1.94%	0	2001
	9.867527	10.202517	3.39%	224	2000

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	11.320491	12.098372	6.87%	0	2005
	10.000000	11.320491	13.20%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.897381	7.597051	10.14%	0	2005
	5.975238	6.897381	15.43%	0	2004
	5.078815	5.975238	17.65%	0	2003
	6.173947	5.078815	-17.74%	0	2002
	8.072922	6.173947	-23.52%	0	2001
	10.000000	8.072922	-19.27%	10,872	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.225081	3.520479	9.16%	0	2005
	3.277394	3.225081	-1.60%	0	2004
	2.286600	3.277394	43.33%	0	2003
	3.956393	2.286600	-42.20%	0	2002
	6.451635	3.956393	-38.68%	0	2001
	10.000000	6.451635	-35.48%	13,277	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.017631	10.913285	8.94%	0	2005
	10.152930	10.017631	-1.33%	0	2004
	7.051900	10.152930	43.97%	0	2003
	10.000000	7.051900	-29.48%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	6.746806	8.711032	29.11%	0	2005
	5.809420	6.746806	16.14%	0	2004
	4.412971	5.809420	31.64%	0	2003
	6.074850	4.412971	-27.36%	0	2002
	8.109310	6.074850	-25.09%	0	2001
	10.000000	8.109310	-18.91%	7,282	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	11.768944	15.204202	29.19%	195	2005
	10.131729	11.768944	16.16%	146	2004
	7.695550	10.131729	31.66%	75	2003
	10.000000	7.695550	-23.04%	5	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	13.936622	15.126077	8.53%	0	2005
	12.125134	13.936622	14.94%	0	2004
	10.000000	12.125134	21.25%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	9.966446	10.571191	6.07%	0	2005
	8.794545	9.966446	13.33%	0	2004
	6.821108	8.794545	28.93%	332	2003
	9.478011	6.821108	-28.03%	172	2002
	9.835896	9.478011	-3.64%	21	2001
	9.938347	9.835896	-1.03%	455	2000

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.816451	9.744611	-0.73%	0	2005
	9.954572	9.816451	-1.39%	0	2004
	10.000000	9.954572	-0.45%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	10.018148	11.150575	11.30%	646	2005
	8.802690	10.018148	13.81%	463	2004
	7.024147	8.802690	25.32%	239	2003
	10.159599	7.024147	-30.86%	18	2002
	13.781080	10.159599	-26.28%	0	2001
	15.217822	13.781080	-9.44%	7,587	2000

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	10.140422	11.713837	15.52%	0	2005
	8.710342	10.140422	16.42%	0	2004
	6.589403	8.710342	32.19%	0	2003
	8.877762	6.589403	-25.78%	0	2002
	9.338144	8.877762	-4.93%	0	2001
	9.475658	9.338144	-1.45%	387	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.220861	11.733259	4.57%	0	2005
	10.000000	11.220861	12.21%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	10.192683	10.482735	2.85%	7	2005
	9.740938	10.192683	4.64%	7	2004
	7.602298	9.740938	28.13%	309	2003
	10.622832	7.602298	-28.43%	159	2002
	12.419973	10.622832	-14.47%	19	2001
	12.720715	12.419973	-2.36%	10,796	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.122992	11.323354	11.86%	0	2005
	8.681630	10.122992	16.60%	0	2004
	6.203380	8.681630	39.95%	261	2003
	8.142142	6.203380	-23.81%	194	2002
	9.461221	8.142142	-13.94%	25	2001
	10.000000	9.461221	-5.39%	92	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	16.499905	18.461250	11.89%	5	2005
	14.146751	16.499905	16.63%	5	2004
	10.000000	14.146751	41.47%	66	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	8.902729	9.232535	3.70%	0	2005
	8.312026	8.902729	7.11%	0	2004
	6.703398	8.312026	24.00%	0	2003
	8.436772	6.703398	-20.55%	0	2002
	9.598573	8.436772	-12.10%	0	2001
	10.751840	9.598573	-10.73%	19,929	2000

Oppenheimer Variable Account Funds - Oppenheimer Mid Cap Fund/VA: Non-Service Shares - Q/NQ	9.523311	10.467994	9.92%	446	2005
	8.125514	9.523311	17.20%	446	2004
	6.611835	8.125514	22.89%	446	2003
	9.358057	6.611835	-29.35%	0	2002
	13.916801	9.358057	-32.76%	0	2001
	16.021918	13.916801	-13.14%	6,925	2000

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	18.899558	20.760127	9.84%	9	2005
	17.548980	18.899558	7.70%	9	2004
	14.026010	17.548980	25.12%	9	2003
	13.123880	14.026010	6.87%	0	2002
	12.183316	13.123880	7.72%	0	2001
	11.176818	12.183316	9.01%	128	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	11.570187	12.575361	8.69%	0	2005
	10.072804	11.570187	14.87%	0	2004
	8.078884	10.072804	24.68%	0	2003
	10.000000	8.078884	-19.21%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	6.585376	7.576396	15.05%	0	2005
	5.534711	6.585376	18.98%	0	2004
	3.989818	5.534711	38.72%	0	2003
	5.923201	3.989818	-32.64%	0	2002
	8.565102	5.923201	-30.84%	0	2001
	10.000000	8.565102	-14.35%	0	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	21.097287	24.165470	14.54%	27	2005
	15.807420	21.097287	33.46%	27	2004
	11.747604	15.807420	34.56%	138	2003
	12.101019	11.747604	-2.92%	58	2002
	11.260270	12.101019	7.47%	8	2001
	10.859008	11.260270	3.70%	693	2000

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	15.004941	19.381670	29.17%	0	2005
	12.180802	15.004941	23.19%	0	2004
	8.073214	12.180802	50.88%	0	2003
	8.497392	8.073214	-4.99%	0	2002
	8.845631	8.497392	-3.94%	0	2001
	15.549329	8.845631	-43.11%	2,415	2000

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	12.546485	16.189827	29.04%	0	2005
	10.000000	12.546485	25.46%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	15.573028	23.114040	48.42%	0	2005
	12.811040	15.573028	21.56%	0	2004
	9.042491	12.811040	41.68%	0	2003
	9.510796	9.042491	-4.92%	0	2002
	10.854899	9.510796	-12.38%	0	2001
	9.956798	10.854899	9.02%	0	2000

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	12.404463	18.404464	48.37%	0	2005
	10.000000	12.404463	24.04%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	10.246683	10.904035	6.42%	0	2005
	9.548806	10.246683	7.31%	0	2004
	7.230072	9.548806	32.07%	0	2003
	9.651982	7.230072	-25.09%	0	2002
	9.834117	9.651982	-1.85%	0	2001
	10.000000	9.834117	-1.66%	870	2000*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	10.185976	10.753569	5.57%	568	2005
	8.805324	10.185976	15.68%	568	2004
	6.567984	8.805324	34.06%	912	2003
	9.172486	6.567984	-28.39%	182	2002
	9.735908	9.172486	-5.79%	22	2001
	10.000000	9.735908	-2.64%	0	2000*

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Balanced Fund: Series I Shares - Q/NQ	9.715769	10.005102	2.98%	0	2005
	9.239462	9.715769	5.16%	0	2004
	8.118759	9.239462	13.80%	0	2003
	10.013943	8.118759	-18.93%	0	2002
	10.000000	10.013943	0.14%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Blue Chip Fund: Series I Shares - Q/NQ	9.036981	9.147984	1.23%	0	2005
	8.827681	9.036981	2.37%	0	2004
	7.212567	8.827681	22.39%	0	2003
	9.988090	7.212567	-27.79%	0	2002
	10.000000	9.988090	-0.12%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	10.055846	10.704321	6.45%	0	2005
	9.643083	10.055846	4.28%	0	2004
	7.612554	9.643083	26.67%	0	2003
	10.290441	7.612554	-26.02%	0	2002
	10.000000	10.290441	2.90%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	8.701700	8.992101	3.34%	0	2005
	8.411889	8.701700	3.45%	0	2004
	6.876342	8.411889	22.33%	0	2003
	10.082057	6.876342	-31.80%	0	2002
	10.000000	10.082057	0.82%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Stock Fund: Series I Shares - Q/NQ	10.634975	10.954242	3.00%	0	2005
	9.979158	10.634975	6.57%	0	2004
	8.200789	9.979158	21.69%	0	2003
	9.933391	8.200789	-17.44%	0	2002
	10.000000	9.933391	-0.67%	0	2001*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	12.459016	14.370444	15.34%	0	2005
	10.273047	12.459016	21.28%	0	2004
	8.138681	10.273047	26.22%	0	2003
	10.000000	8.138681	-18.61%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.378483	9.597554	2.34%	153	2005
	8.486720	9.378483	10.51%	153	2004
	6.708323	8.486720	26.51%	153	2003
	8.507395	6.708323	-21.15%	111	2002
	9.492984	8.507395	-10.38%	0	2001
	10.857953	9.492984	-12.57%	1,091	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	9.165959	10.153144	10.77%	0	2005
	8.155031	9.165959	12.40%	0	2004
	6.696904	8.155031	21.77%	0	2003
	8.599678	6.696904	-22.13%	0	2002
	12.417190	8.599678	-30.74%	0	2001
	15.263403	12.417190	-18.65%	1,205	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	10.957867	12.121568	10.62%	0	2005
	9.736044	10.957867	12.55%	0	2004
	7.995231	9.736044	21.77%	0	2003
	10.000000	7.995231	-20.05%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.471276	10.463365	-0.08%	0	2005
	9.674012	10.471276	8.24%	0	2004
	7.919558	9.674012	22.15%	0	2003
	10.000000	7.919558	-20.80%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	13.445055	13.812090	2.73%	48	2005
	12.023986	13.445055	11.82%	31	2004
	9.533443	12.023986	26.12%	19	2003
	11.156087	9.533443	-14.54%	0	2002
	10.111910	11.156087	10.33%	0	2001
	8.750447	10.111910	15.56%	1,148	2000

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.525419	10.455359	-0.67%	0	2005
	10.171166	10.525419	3.48%	0	2004
	10.000000	10.171166	1.71%	0	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	10.524116	10.989868	4.43%	0	2005
	9.615529	10.524116	9.45%	0	2004
	7.835529	9.615529	22.72%	0	2003
	10.174557	7.835529	-22.99%	0	2002
	10.000000	10.174557	1.75%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF	10.677086	11.163965	4.56%	0	2005
	9.646185	10.677086	10.69%	0	2004
	7.978507	9.646185	20.90%	0	2003
	10.152585	7.978507	-21.41%	0	2002
	10.000000	10.152585	1.53%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BB&T Variable Insurance Funds - BB&T Large Cap Growth VIF	9.046579	9.014844	-0.35%	0	2005
	8.757231	9.046579	3.30%	0	2004
	6.994111	8.757231	25.21%	0	2003
	10.286070	6.994111	-32.00%	0	2002
	10.000000	10.286070	2.86%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	12.542225	14.031208	11.87%	0	2005
	10.942740	12.542225	14.62%	0	2004
	8.192737	10.942740	33.57%	0	2003
	10.471779	8.192737	-21.76%	0	2002
	10.000000	10.471779	4.72%	0	2001*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	9.242997	10.499772	13.60%	0	2005
	8.009928	9.242997	15.39%	0	2004
	5.546504	8.009928	44.41%	0	2003
	8.613696	5.546504	-35.61%	0	2002
	12.343799	8.613696	-30.22%	0	2001
	15.568968	12.343799	-20.72%	0	2000

Credit Suisse Trust - International Focus Portfolio - Q/NQ	9.202885	10.570734	14.86%	0	2005
	8.200839	9.202885	12.22%	0	2004
	6.300292	8.200839	30.17%	0	2003
	8.043179	6.300292	-21.67%	0	2002
	10.582777	8.043179	-24.00%	0	2001
	14.600910	10.582777	-27.52%	0	2000

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	9.814109	10.380526	5.77%	0	2005
	9.012504	9.814109	8.89%	0	2004
	7.362375	9.012504	22.41%	0	2003
	9.789046	7.362375	-24.79%	0	2002
	9.916793	9.789046	-1.29%	0	2001
	9.309057	9.916793	6.53%	0	2000

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.146432	12.739348	4.88%	0	2005
	10.189578	12.146432	19.20%	0	2004
	7.561672	10.189578	34.75%	0	2003
	10.000000	7.561672	-24.38%	0	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	6.931538	7.024598	1.34%	0	2005
	6.673008	6.931538	3.87%	0	2004
	5.414906	6.673008	23.23%	0	2003
	7.792572	5.414906	-30.51%	0	2002
	10.292793	7.792572	-24.29%	0	2001
	11.828093	10.292793	-12.98%	5,474	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	8.455066	8.657565	2.40%	179	2005
	7.813792	8.455066	8.21%	179	2004
	6.224012	7.813792	25.54%	179	2003
	8.197399	6.224012	-24.07%	156	2002
	9.545801	8.197399	-14.13%	0	2001
	10.757783	9.545801	-11.27%	8,594	2000

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.673868	8.854989	2.09%	0	2005
	8.442921	8.673868	2.74%	0	2004
	7.124457	8.442921	18.51%	0	2003
	8.746914	7.124457	-18.55%	0	2002
	9.863100	8.746914	-11.32%	0	2001
	10.149769	9.863100	-2.82%	240	2000

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	11.811177	12.222241	3.48%	0	2005
	10.846740	11.811177	8.89%	0	2004
	8.421616	10.846740	28.80%	0	2003
	10.647518	8.421616	-20.91%	0	2002
	10.000000	10.647518	6.48%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	13.482903	14.755084	9.44%	0	2005
	11.486211	13.482903	17.38%	0	2004
	8.612992	11.486211	33.36%	0	2003
	10.033777	8.612992	-14.16%	0	2002
	10.000000	10.033777	0.34%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.303438	12.189609	-0.93%	0	2005
	12.140716	12.303438	1.34%	0	2004
	11.862727	12.140716	2.34%	0	2003
	11.096780	11.862727	6.90%	0	2002
	10.505742	11.096780	5.63%	0	2001
	9.724549	10.505742	8.03%	0	2000

Fidelity Variable Insurance Products Fund - VIP Equity - Income Portfolio: Service Class - Q/NQ	10.273613	10.626821	3.44%	110	2005
	9.431146	10.273613	8.93%	80	2004
	7.405226	9.431146	27.36%	49	2003
	9.122665	7.405226	-18.83%	0	2002
	9.829356	9.122665	-7.19%	0	2001
	9.278526	9.829356	5.94%	192	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	7.694090	7.952242	3.36%	99	2005
	7.618533	7.694090	0.99%	99	2004
	5.866545	7.618533	29.86%	59	2003
	8.594096	5.866545	-31.74%	0	2002
	10.682489	8.594096	-19.55%	0	2001
	12.280710	10.682489	-13.01%	4,589	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.469429	8.492610	0.27%	0	2005
	7.910922	8.469429	7.09%	0	2004
	6.370568	7.910922	24.18%	0	2003
	6.286416	6.370568	1.34%	0	2002
	7.296736	6.286416	-13.85%	0	2001
	9.639924	7.296736	-24.31%	996	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	9.594958	11.164941	16.36%	0	2005
	8.644743	9.594958	10.99%	0	2004
	6.172254	8.644743	40.06%	0	2003
	7.923128	6.172254	-22.10%	0	2002
	10.292010	7.923128	-23.02%	0	2001
	13.014891	10.292010	-20.92%	563	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	11.947091	13.896449	16.32%	0	2005
	10.763107	11.947091	11.00%	0	2004
	7.682181	10.763107	40.10%	0	2003
	10.000000	7.682181	-23.18%	0	2002*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	11.024639	12.599545	14.29%	27	2005
	9.773384	11.024639	12.80%	0	2004
	7.785588	9.773384	25.53%	0	2003
	8.789237	7.785588	-11.42%	0	2002
	10.256023	8.789237	-14.30%	0	2001
	11.240304	10.256023	-8.76%	7,733	2000

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.270637	10.254255	-0.16%	0	2005
	10.066869	10.270637	2.02%	0	2004
	10.000000	10.066869	0.67%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	6.759816	7.197447	6.47%	0	2005
	6.456082	6.759816	4.70%	0	2004
	5.091068	6.456082	26.81%	0	2003
	6.666912	5.091068	-23.64%	0	2002
	7.968441	6.666912	-16.33%	0	2001
	9.836490	7.968441	-18.99%	3,552	2000

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	12.728329	12.767144	0.30%	0	2005
	11.417557	12.728329	11.48%	0	2004
	7.398393	11.417557	54.32%	0	2003
	10.000000	7.398393	-26.02%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class I - Q/NQ	11.777881	12.726343	8.05%	0	2005
	10.130754	11.777881	16.26%	0	2004
	7.814596	10.130754	29.64%	0	2003
	10.000000	7.814596	-21.85%	0	2002*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	11.461933	11.477315	0.13%	67	2005
	10.644927	11.461933	7.68%	67	2004
	8.901664	10.644927	19.58%	40	2003
	8.817499	8.901664	0.95%	0	2002
	8.652194	8.817499	1.91%	0	2001
	9.643966	8.652194	-10.28%	0	2000

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.386510	3.87%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class I - Q/NQ	12.713638	16.493390	29.73%	0	2005
	10.766220	12.713638	18.09%	0	2004
	6.660810	10.766220	61.64%	0	2003
	8.034443	6.660810	-17.10%	0	2002
	8.665651	8.034443	-7.28%	0	2001
	10.000000	8.665651	-13.34%	0	2000*

GVIT Gartmore GVIT Emerging Markets Fund: Class III - Q/NQ	14.236749	18.471789	29.75%	0	2005
	12.054715	14.236749	18.10%	0	2004
	7.459964	12.054715	61.59%	0	2003
	10.000000	7.459964	-25.40%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Financial Services Fund: Class III - Q/NQ	14.320460	15.570985	8.73%	0	2005
	12.088490	14.320460	18.46%	0	2004
	8.737555	12.088490	38.35%	0	2003
	10.000000	8.737555	-12.62%	0	2002*

GVIT Gartmore GVIT Global Health Services Fund: Class III - Q/NQ	11.803332	12.516863	6.05%	0	2005
	11.191032	11.803332	5.47%	0	2004
	8.366124	11.191032	33.77%	0	2003
	10.000000	8.366124	-16.34%	0	2002*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class I - Q/NQ	2.905172	2.826752	-2.70%	0	2005
	2.847694	2.905172	2.02%	0	2004
	1.875661	2.847694	51.82%	0	2003
	3.352039	1.875661	-44.04%	0	2002
	5.985272	3.352039	-44.00%	0	2001
	10.000000	5.985272	-40.51%	0	2000*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class III - Q/NQ	10.964030	10.668489	-2.70%	0	2005
	10.750674	10.964030	1.98%	0	2004
	7.083013	10.750674	51.78%	0	2003
	10.000000	7.083013	-29.17%	0	2002*

GVIT Gartmore GVIT Global Utilities Fund: Class III - Q/NQ	12.135881	12.638620	4.14%	0	2005
	9.548987	12.135881	27.09%	0	2004
	7.863084	9.548987	21.44%	0	2003
	10.000000	7.863084	-21.37%	0	2002*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	12.248814	12.371062	1.00%	92	2005
	12.128686	12.248814	0.99%	92	2004
	12.158343	12.128686	-0.24%	92	2003
	11.201435	12.158343	8.54%	69	2002
	10.679917	11.201435	4.88%	0	2001
	9.702264	10.679917	10.08%	0	2000

GVIT Gartmore GVIT Growth Fund: Class I - Q/NQ	4.676487	4.871231	4.16%	0	2005
	4.421055	4.676487	5.78%	0	2004
	3.405447	4.421055	29.82%	0	2003
	4.885325	3.405447	-30.29%	0	2002
	6.952067	4.885325	-29.73%	0	2001
	9.674836	6.952067	-28.14%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT International Growth Fund: Class III - Q/NQ	11.427124	14.549040	27.32%	0	2005
	10.217597	11.427124	11.84%	0	2004
	7.719631	10.217597	32.36%	0	2003
	10.000000	7.719631	-22.80%	0	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.633118	10.743737	1.04%	0	2005
	10.388956	10.633118	2.35%	0	2004
	9.844280	10.388956	5.53%	0	2003
	10.000000	9.844280	-1.56%	0	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.006534	11.247978	2.19%	0	2005
	10.502231	11.006534	4.80%	0	2004
	9.444587	10.502231	11.20%	0	2003
	10.000000	9.444587	-5.55%	0	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.260586	11.602141	3.03%	0	2005
	10.511469	11.260586	7.13%	0	2004
	8.952638	10.511469	17.41%	0	2003
	10.000000	8.952638	-10.47%	0	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.554315	12.100071	4.72%	0	2005
	10.539613	11.554315	9.63%	0	2004
	8.509285	10.539613	23.86%	0	2003
	10.000000	8.509285	-14.91%	0	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.736943	12.389980	5.56%	0	2005
	10.524667	11.736943	11.52%	0	2004
	8.160577	10.524667	28.97%	0	2003
	10.000000	8.160577	-18.39%	0	2002*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class I - Q/NQ	7.846365	8.421894	7.33%	39	2005
	6.955946	7.846365	12.80%	0	2004
	5.075250	6.955946	37.06%	0	2003
	8.239625	5.075250	-38.40%	0	2002
	12.091356	8.239625	-31.86%	0	2001
	14.609042	12.091356	-17.23%	1,481	2000

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	10.267038	10.309696	0.42%	0	2005
	10.413500	10.267038	-1.41%	0	2004
	10.581548	10.413500	-1.59%	0	2003
	10.690073	10.581548	-1.02%	0	2002
	10.551662	10.690073	1.31%	0	2001
	10.174543	10.551662	3.71%	12,873	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Nationwide Fund: Class I - Q/NQ	8.769845	9.215792	5.09%	324	2005
	8.170362	8.769845	7.34%	324	2004
	6.551449	8.170362	24.71%	324	2003
	8.105635	6.551449	-19.17%	259	2002
	9.400269	8.105635	-13.77%	0	2001
	9.818714	9.400269	-4.26%	0	2000

GVIT Gartmore GVIT Nationwide Leaders Fund: Class III - Q/NQ	12.911256	13.928791	7.88%	0	2005
	11.115113	12.911256	16.16%	0	2004
	9.048877	11.115113	22.83%	0	2003
	10.000000	9.048877	-9.51%	0	2002*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III - Q/NQ	12.169279	13.329474	9.53%	0	2005
	11.065737	12.169279	9.97%	0	2004
	7.424251	11.065737	49.05%	0	2003
	10.000000	7.424251	-25.76%	0	2002*

GVIT Gartmore Worldwide Leaders Fund: Class I - Q/NQ	8.334131	9.727659	16.72%	0	2005
	7.367390	8.334131	13.12%	0	2004
	5.536514	7.367390	33.07%	0	2003
	7.587757	5.536514	-27.03%	123	2002
	9.557425	7.587757	-20.61%	0	2001
	11.144476	9.557425	-14.24%	238	2000

GVIT Gartmore GVIT Worldwide Leaders Fund: Class III - Q/NQ	15.253536	17.804090	16.72%	96	2005
	13.484171	15.253536	13.12%	96	2004
	10.000000	13.484171	34.84%	96	2003*

GVIT GVIT International Value Fund: Class III - Q/NQ	16.121390	17.668354	9.60%	0	2005
	13.706741	16.121390	17.62%	0	2004
	10.000000	13.706741	37.07%	0	2003*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	15.319315	16.796167	9.64%	0	2005
	13.534578	15.319315	13.19%	0	2004
	10.277402	13.534578	31.69%	0	2003
	12.407725	10.277402	-17.17%	0	2002
	12.856503	12.407725	-3.49%	0	2001
	11.409160	12.856503	12.69%	1,954	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Cap Growth Fund: Class I - Q/NQ	13.723755	14.508796	5.72%	116	2005
	12.372523	13.723755	10.92%	116	2004
	9.421976	12.372523	31.32%	116	2003
	14.441772	9.421976	-34.76%	100	2002
	16.564493	14.441772	-12.81%	0	2001
	20.202378	16.564493	-18.01%	1,494	2000

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	19.938786	20.100696	0.81%	183	2005
	17.380579	19.938786	14.72%	183	2004
	11.329505	17.380579	53.41%	183	2003
	15.905177	11.329505	-28.77%	147	2002
	12.679678	15.905177	25.44%	0	2001
	11.657679	12.679678	8.77%	33	2000

GVIT GVIT Small Company Fund: Class I - Q/NQ	17.754986	19.504567	9.85%	91	2005
	15.252779	17.754986	16.40%	91	2004
	11.059519	15.252779	37.92%	91	2003
	13.679062	11.059519	-19.15%	66	2002
	14.994163	13.679062	-8.77%	0	2001
	14.077165	14.994163	6.51%	705	2000

GVIT J.P. Morgan GVIT Balanced Fund: Class I - Q/NQ	9.142054	9.168832	0.29%	141	2005
	8.616061	9.142054	6.10%	141	2004
	7.439775	8.616061	15.81%	141	2003
	8.675437	7.439775	-14.24%	103	2002
	9.210211	8.675437	-5.81%	0	2001
	9.449403	9.210211	-2.53%	1,342	2000

GVIT Van Kampen GVIT Comstock Value Fund: Class I - Q/NQ	8.723996	8.895000	1.96%	170	2005
	7.591688	8.723996	14.92%	170	2004
	5.905872	7.591688	28.54%	170	2003
	8.067350	5.905872	-26.79%	123	2002
	9.391322	8.067350	-14.10%	0	2001
	10.742571	9.391322	-12.58%	87	2000

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	12.440836	12.433153	-0.06%	0	2005
	11.940484	12.440836	4.19%	0	2004
	10.889602	11.940484	9.65%	0	2003
	10.385975	10.889602	4.85%	0	2002
	10.193887	10.385975	1.88%	0	2001
	9.864187	10.193887	3.34%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	11.316668	12.088133	6.82%	0	2005
	10.000000	11.316668	13.17%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.880030	7.574085	10.09%	0	2005
	5.963253	6.880030	15.37%	0	2004
	5.071211	5.963253	17.59%	0	2003
	6.167860	5.071211	-17.78%	0	2002
	8.069120	6.167860	-23.56%	0	2001
	10.000000	8.069120	-19.31%	3,388	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.216948	3.509816	9.10%	0	2005
	3.270799	3.216948	-1.65%	0	2004
	2.283163	3.270799	43.26%	0	2003
	3.952480	2.283163	-42.23%	0	2002
	6.448594	3.952480	-38.71%	0	2001
	10.000000	6.448594	-35.51%	5,495	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.003958	10.892844	8.89%	0	2005
	10.144265	10.003958	-1.38%	0	2004
	7.049473	10.144265	43.90%	0	2003
	10.000000	7.049473	-29.51%	0	2002*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	6.729816	8.684672	29.05%	0	2005
	5.797749	6.729816	16.08%	0	2004
	4.406372	5.797749	31.58%	0	2003
	6.068862	4.406372	-27.39%	0	2002
	8.105491	6.068862	-25.13%	0	2001
	10.000000	8.105491	-18.95%	3,356	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	11.752892	15.175734	29.12%	0	2005
	10.123089	11.752892	16.10%	0	2004
	7.692915	10.123089	31.59%	0	2003
	10.000000	7.692915	-23.07%	0	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	13.924752	15.105508	8.48%	0	2005
	12.121002	13.924752	14.88%	0	2004
	10.000000	12.121002	21.21%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	9.937627	10.535251	6.01%	0	2005
	8.773586	9.937627	13.27%	0	2004
	6.808334	8.773586	28.87%	0	2003
	9.465116	6.808334	-28.07%	0	2002
	9.827558	9.465116	-3.69%	0	2001
	9.934970	9.827558	-1.08%	75	2000

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.808073	9.731335	-0.78%	0	2005
	9.951175	9.808073	-1.44%	0	2004
	10.000000	9.951175	-0.49%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	9.989182	11.112679	11.25%	0	2005
	8.781733	9.989182	13.75%	0	2004
	7.010993	8.781733	25.26%	0	2003
	10.145761	7.010993	-30.90%	0	2002
	13.769410	10.145761	-26.32%	0	2001
	15.212681	13.769410	-9.49%	4,280	2000

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	10.111080	11.674009	15.46%	0	2005
	8.689579	10.111080	16.36%	0	2004
	6.577049	8.689579	32.12%	0	2003
	8.865670	6.577049	-25.81%	0	2002
	9.330235	8.865670	-4.98%	0	2001
	9.472440	9.330235	-1.50%	255	2000

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.217069	11.723327	4.51%	0	2005
	10.000000	11.217069	12.17%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	10.163198	10.447082	2.79%	223	2005
	9.717730	10.163198	4.58%	223	2004
	7.588056	9.717730	28.07%	192	2003
	10.608373	7.588056	-28.47%	127	2002
	12.409461	10.608373	-14.51%	0	2001
	12.716413	12.409461	-2.41%	1,188	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.098870	11.290616	11.80%	102	2005
	8.665362	10.098870	16.54%	102	2004
	6.194920	8.665362	39.88%	102	2003
	8.135212	6.194920	-23.85%	151	2002
	9.458032	8.135212	-13.99%	0	2001
	10.000000	9.458032	-5.42%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	16.485857	18.436138	11.83%	98	2005
	14.141920	16.485857	16.57%	75	2004
	10.000000	14.141920	41.42%	65	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	8.876997	9.201145	3.65%	317	2005
	8.292232	8.876997	7.05%	317	2004
	6.690842	8.292232	23.93%	317	2003
	8.425292	6.690842	-20.59%	251	2002
	9.590436	8.425292	-12.15%	0	2001
	10.748188	9.590436	-10.77%	7,903	2000

Oppenheimer Variable Account Funds - Oppenheimer Mid Cap Fund/VA: Non-Service Shares - Q/NQ	9.495781	10.432419	9.86%	0	2005
	8.106165	9.495781	17.14%	0	2004
	6.599464	8.106165	22.83%	0	2003
	9.345324	6.599464	-29.38%	0	2002
	13.905014	9.345324	-32.79%	0	2001
	16.016496	13.905014	-13.18%	1,648	2000

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	18.844947	20.689585	9.79%	0	2005
	17.507218	18.844947	7.64%	0	2004
	13.999772	17.507218	25.05%	0	2003
	13.106031	13.999772	6.82%	0	2002
	12.173002	13.106031	7.66%	0	2001
	11.173033	12.173002	8.95%	0	2000

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	11.554413	12.551817	8.63%	0	2005
	10.064207	11.554413	14.81%	0	2004
	8.076113	10.064207	24.62%	0	2003
	10.000000	8.076113	-19.24%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	6.569692	7.554501	14.99%	0	2005
	5.524347	6.569692	18.92%	0	2004
	3.984372	5.524347	38.65%	0	2003
	5.918142	3.984372	-32.68%	0	2002
	8.562201	5.918142	-30.88%	0	2001
	10.000000	8.562201	-14.38%	122	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	21.036292	24.083343	14.48%	281	2005
	15.769776	21.036292	33.40%	281	2004
	11.725612	15.769776	34.49%	281	2003
	12.084542	11.725612	-2.97%	234	2002
	11.250727	12.084542	7.41%	0	2001
	10.851309	11.250727	3.68%	0	2000

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	14.961568	19.315823	29.10%	0	2005
	12.151788	14.961568	23.12%	0	2004
	8.058096	12.151788	50.80%	0	2003
	8.485820	8.058096	-5.04%	0	2002
	8.838136	8.485820	-3.99%	0	2001
	15.544076	8.838136	-43.14%	500	2000

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	12.542241	16.176117	28.97%	0	2005
	10.000000	12.542241	25.42%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	15.528066	23.035585	48.35%	0	2005
	12.780575	15.528066	21.50%	0	2004
	9.025587	12.780575	41.60%	0	2003
	9.497863	9.025587	-4.97%	0	2002
	10.845725	9.497863	-12.43%	0	2001
	9.953428	10.845725	8.96%	0	2000

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	12.400273	18.388896	48.29%	0	2005
	10.000000	12.400273	24.00%	0	2004*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	10.222262	10.872485	6.36%	0	2005
	9.530925	10.222262	7.25%	0	2004
	7.220212	9.530925	32.00%	0	2003
	9.643755	7.220212	-25.13%	0	2002
	9.830796	9.643755	-1.90%	0	2001
	10.000000	9.830796	-1.69%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	10.161699	10.722487	5.52%	167	2005
	8.788827	10.161699	15.62%	167	2004
	6.559028	8.788827	34.00%	167	2003
	9.164675	6.559028	-28.43%	146	2002
	9.710502	9.164675	-5.62%	0	2001
	10.000000	9.710502	-2.89%	40	2000*

Optional Benefits Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Balanced Fund: Series I Shares - Q/NQ	9.700260	9.984035	2.93%	0	2005
	9.229431	9.700260	5.10%	0	2004
	8.114084	9.229431	13.75%	0	2003
	10.013311	8.114084	-18.97%	0	2002
	10.000000	10.013311	0.13%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Blue Chip Fund: Series I Shares - Q/NQ	9.022555	9.128726	1.18%	0	2005
	8.818092	9.022555	2.32%	0	2004
	7.208409	8.818092	22.33%	0	2003
	9.987460	7.208409	-27.83%	0	2002
	10.000000	9.987460	-0.13%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	10.039805	10.681809	6.39%	0	2005
	9.632623	10.039805	4.23%	0	2004
	7.608165	9.632623	26.61%	0	2003
	10.289793	7.608165	-26.06%	0	2002
	10.000000	10.289793	2.90%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	8.687812	8.973176	3.28%	0	2005
	8.402764	8.687812	3.39%	0	2004
	6.872393	8.402764	22.27%	0	2003
	10.081424	6.872393	-31.83%	0	2002
	10.000000	10.081424	0.81%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Stock Fund: Series I Shares - Q/NQ	10.618013	10.931210	2.95%	0	2005
	9.968330	10.618013	6.52%	0	2004
	8.196073	9.968330	21.62%	0	2003
	9.932763	8.196073	-17.48%	0	2002
	10.000000	9.932763	-0.67%	0	2001*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	12.442039	14.343549	15.28%	0	2005
	10.264283	12.442039	21.22%	0	2004
	8.135886	10.264283	26.16%	0	2003
	10.000000	8.135886	-18.64%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	8.859195	9.061513	2.28%	0	2005
	8.020916	8.859195	10.45%	0	2004
	6.343370	8.020916	26.45%	0	2003
	8.048687	6.343370	-21.19%	0	2002
	8.985762	8.048687	-10.43%	0	2001
	10.000000	8.985762	-10.14%	110	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	6.231980	6.899661	10.71%	0	2005
	5.547479	6.231980	12.34%	0	2004
	4.557914	5.547479	21.71%	0	2003
	5.855938	4.557914	-22.17%	0	2002
	8.459814	5.855938	-30.78%	0	2001
	10.000000	8.459814	-15.40%	169	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	10.942917	12.098845	10.56%	157	2005
	9.727733	10.942917	12.49%	156	2004
	7.992489	9.727733	21.71%	157	2003
	10.000000	7.992489	-20.08%	150	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.456999	10.443772	-0.13%	0	2005
	9.665759	10.456999	8.19%	0	2004
	7.916844	9.665759	22.09%	0	2003
	10.000000	7.916844	-20.83%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	15.608228	16.026138	2.68%	107	2005
	13.965656	15.608228	11.76%	105	2004
	11.078580	13.965656	26.06%	110	2003
	12.970847	11.078580	-14.59%	113	2002
	11.762857	12.970847	10.27%	0	2001
	10.000000	11.762857	17.63%	0	2000*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.516428	10.441102	-0.72%	0	2005
	10.167675	10.516428	3.43%	0	2004
	10.000000	10.167675	1.68%	0	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	10.507321	10.966755	4.37%	0	2005
	9.605091	10.507321	9.39%	0	2004
	7.831019	9.605091	22.65%	0	2003
	10.173915	7.831019	-23.03%	0	2002
	10.000000	10.173915	1.74%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF	10.660038	11.140465	4.51%	0	2005
	9.635710	10.660038	10.63%	0	2004
	7.973917	9.635710	20.84%	0	2003
	10.151944	7.973917	-21.45%	0	2002
	10.000000	10.151944	1.52%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BB&T Variable Insurance Funds - BB&T Large Cap Growth VIF	9.032138	8.995869	-0.40%	0	2005
	8.747710	9.032138	3.25%	0	2004
	6.990084	8.747710	25.14%	0	2003
	10.285425	6.990084	-32.04%	0	2002
	10.000000	10.285425	2.85%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	12.522201	14.001672	11.81%	0	2005
	10.930863	12.522201	14.56%	0	2004
	8.188031	10.930863	33.50%	0	2003
	10.471122	8.188031	-21.80%	0	2002
	10.000000	10.471122	4.71%	0	2001*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	5.584246	6.340308	13.54%	0	2005
	4.841743	5.584246	15.34%	0	2004
	3.354395	4.841743	44.34%	0	2003
	5.212030	3.354395	-35.64%	0	2002
	7.472935	5.212030	-30.25%	0	2001
	10.000000	7.472935	-25.27%	0	2000*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	6.595160	7.571552	14.80%	0	2005
	5.880069	6.595160	12.16%	0	2004
	4.519680	5.880069	30.10%	0	2003
	5.772943	4.519680	-21.71%	0	2002
	7.599637	5.772943	-24.04%	0	2001
	10.000000	7.599637	-24.00%	0	2000*

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	11.158226	11.796211	5.72%	0	2005
	10.252072	11.158226	8.84%	0	2004
	8.379268	10.252072	22.35%	0	2003
	11.146821	8.379268	-24.83%	0	2002
	11.298091	11.146821	-1.34%	0	2001
	10.000000	11.298091	12.98%	0	2000*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.129884	12.715512	4.83%	24	2005
	10.180890	12.129884	19.14%	20	2004
	7.559086	10.180890	34.68%	17	2003
	10.000000	7.559086	-24.41%	0	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	5.922656	5.999106	1.29%	0	2005
	5.704671	5.922656	3.82%	0	2004
	4.631497	5.704671	23.17%	0	2003
	6.668566	4.631497	-30.55%	0	2002
	8.812703	6.668566	-24.33%	0	2001
	10.000000	8.812703	-11.87%	194	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	7.999480	8.186900	2.34%	16	2005
	7.396534	7.999480	8.15%	13	2004
	5.894657	7.396534	25.48%	11	2003
	7.767594	5.894657	-24.11%	0	2002
	9.049949	7.767594	-14.17%	0	2001
	10.000000	9.049949	-9.50%	84	2000*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.560978	8.735295	2.04%	192	2005
	8.337310	8.560978	2.68%	182	2004
	7.038931	8.337310	18.45%	174	2003
	8.646332	7.038931	-18.59%	175	2002
	9.754707	8.646332	-11.36%	0	2001
	10.000000	9.754707	-2.45%	147	2000*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	11.792302	12.196501	3.43%	0	2005
	10.834949	11.792302	8.84%	0	2004
	8.416763	10.834949	28.73%	0	2003
	10.646847	8.416763	-20.95%	0	2002
	10.000000	10.646847	6.47%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	13.461406	14.724044	9.38%	0	2005
	11.473756	13.461406	17.32%	0	2004
	8.608046	11.473756	33.29%	0	2003
	10.033142	8.608046	-14.20%	0	2002
	10.000000	10.033142	0.33%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.713989	12.589947	-0.98%	0	2005
	12.552260	12.713989	1.29%	0	2004
	12.271126	12.552260	2.29%	0	2003
	11.484670	12.271126	6.85%	0	2002
	10.878559	11.484670	5.57%	0	2001
	10.000000	10.878559	8.79%	93	2000*

Fidelity Variable Insurance Products Fund - VIP Equity - Income Portfolio: Service Class - Q/NQ	11.456030	11.843841	3.39%	197	2005
	10.521989	11.456030	8.88%	192	2004
	8.265957	10.521989	27.29%	194	2003
	10.188250	8.265957	-18.87%	195	2002
	10.983138	10.188250	-7.24%	0	2001
	10.000000	10.983138	9.83%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	6.156179	6.359482	3.30%	0	2005
	6.098846	6.156179	0.94%	0	2004
	4.698743	6.098846	29.80%	0	2003
	6.886888	4.698743	-31.77%	0	2002
	8.564829	6.886888	-19.59%	0	2001
	10.000000	8.564829	-14.35%	224	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.917105	8.936966	0.22%	0	2005
	8.333323	8.917105	7.01%	0	2004
	6.714163	8.333323	24.12%	0	2003
	6.628864	6.714163	1.29%	0	2002
	7.698171	6.628864	-13.89%	0	2001
	10.000000	7.698171	-23.02%	52	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	7.706474	8.962888	16.30%	0	2005
	6.946822	7.706474	10.94%	0	2004
	4.962486	6.946822	39.99%	0	2003
	6.373447	4.962486	-22.14%	0	2002
	8.283269	6.373447	-23.06%	0	2001
	10.000000	8.283269	-17.17%	132	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	11.930797	13.870439	16.26%	0	2005
	10.753925	11.930797	10.94%	0	2004
	7.679551	10.753925	40.03%	0	2003
	10.000000	7.679551	-23.20%	0	2002*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	9.789128	11.181839	14.23%	0	2005
	8.682526	9.789128	12.75%	0	2004
	6.920130	8.682526	25.47%	0	2003
	7.816214	6.920130	-11.46%	0	2002
	9.125314	7.816214	-14.35%	0	2001
	10.000000	9.125314	-8.75%	465	2000*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.261851	10.240260	-0.21%	0	2005
	10.063411	10.261851	1.97%	0	2004
	10.000000	10.063411	0.63%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.100082	7.555893	6.42%	0	2005
	6.784526	7.100082	4.65%	0	2004
	5.352807	6.784526	26.75%	0	2003
	7.013259	5.352807	-23.68%	0	2002
	8.386726	7.013259	-16.38%	0	2001
	10.000000	8.386726	-16.13%	94	2000*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	12.710937	12.743211	0.25%	0	2005
	11.407795	12.710937	11.42%	0	2004
	7.395851	11.407795	54.25%	0	2003
	10.000000	7.395851	-26.04%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class I - Q/NQ	11.761811	12.702493	8.00%	0	2005
	10.122102	11.761811	16.20%	0	2004
	7.811917	10.122102	29.57%	0	2003
	10.000000	7.811917	-21.88%	0	2002*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	12.034568	12.044579	0.08%	0	2005
	11.182457	12.034568	7.62%	0	2004
	9.355944	11.182457	19.52%	0	2003
	9.272228	9.355944	0.90%	0	2002
	9.103082	9.272228	1.86%	0	2001
	10.000000	9.103082	-8.97%	230	2000*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.382986	3.83%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class I - Q/NQ	12.686067	16.449238	29.66%	0	2005
	10.748366	12.686067	18.03%	0	2004
	6.653146	10.748366	61.55%	0	2003
	8.029311	6.653146	-17.14%	0	2002
	8.664580	8.029311	-7.33%	0	2001
	10.000000	8.664580	-13.35%	0	2000*

GVIT Gartmore GVIT Emerging Markets Fund: Class III - Q/NQ	14.217363	18.437248	29.68%	23	2005
	12.044452	14.217363	18.04%	23	2004
	7.457415	12.044452	61.51%	22	2003
	10.000000	7.457415	-25.43%	0	2002*

GVIT Gartmore GVIT Global Financial Services Fund: Class III - Q/NQ	14.299010	15.539743	8.68%	0	2005
	12.076549	14.299010	18.40%	0	2004
	8.733382	12.076549	38.28%	0	2003
	10.000000	8.733382	-12.67%	0	2002*

GVIT Gartmore GVIT Global Health Sciences Fund: Class III - Q/NQ	11.785662	12.491757	5.99%	0	2005
	11.179983	11.785662	5.42%	0	2004
	8.362125	11.179983	33.70%	0	2003
	10.000000	8.362125	-16.38%	0	2002*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class I - Q/NQ	2.898855	2.819165	-2.75%	0	2005
	2.842954	2.898855	1.97%	0	2004
	1.873500	2.842954	51.75%	0	2003
	3.349896	1.873500	-44.07%	0	2002
	5.984527	3.349896	-44.02%	0	2001
	10.000000	5.984527	-40.15%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Technology and Communications Fund: Class III - Q/NQ	10.949081	10.648508	-2.75%	12	2005
	10.741506	10.949081	1.93%	10	2004
	7.080585	10.741506	51.70%	8	2003
	10.000000	7.080585	-29.19%	0	2002*

GVIT Gartmore GVIT Global Utilities Fund: Class III - Q/NQ	12.117691	12.613243	4.09%	12	2005
	9.539549	12.117691	27.03%	10	2004
	7.859321	9.539549	21.38%	8	2003
	10.000000	7.859321	-21.41%	0	2002*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	12.655862	12.775650	0.95%	109	2005
	12.538146	12.655862	0.94%	109	2004
	12.575241	12.538146	-0.29%	107	2003
	11.591446	12.575241	8.49%	0	2002
	11.057449	11.591446	4.83%	0	2001
	10.000000	11.057449	10.57%	114	2000*

GVIT Gartmore GVIT Growth Fund: Class I - Q/NQ	4.931237	5.133976	4.11%	0	2005
	4.664269	4.931237	5.72%	0	2004
	3.594625	4.664269	29.76%	0	2003
	5.159349	3.594625	-30.33%	0	2002
	7.345790	5.159349	-29.76%	0	2001
	10.000000	7.345790	-26.54%	155	2000*

GVIT Gartmore GVIT International Growth Fund: Class III - Q/NQ	11.411527	14.521798	27.26%	0	2005
	10.208872	11.411527	11.78%	0	2004
	7.716980	10.208872	32.29%	0	2003
	10.000000	7.716980	-22.83%	0	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.617184	10.722170	0.99%	0	2005
	10.378702	10.617184	2.30%	0	2004
	9.839589	10.378702	5.48%	0	2003
	10.000000	9.839589	-1.60%	0	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.990053	11.225416	2.14%	0	2005
	10.491868	10.990053	4.75%	0	2004
	9.440087	10.491868	11.14%	0	2003
	10.000000	9.440087	-5.60%	0	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.243726	11.578857	2.98%	44	2005
	10.501100	11.243726	7.07%	36	2004
	8.948375	10.501100	17.35%	29	2003
	10.000000	8.948375	-10.52%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.537030	12.075809	4.67%	45	2005
	10.529222	11.537030	9.57%	37	2004
	8.505236	10.529222	23.80%	30	2003
	10.000000	8.505236	-14.95%	0	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.719355	12.365120	5.51%	46	2005
	10.514264	11.719355	11.46%	38	2004
	8.156681	10.514264	28.90%	31	2003
	10.000000	8.156681	-18.43%	0	2002*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class I - Q/NQ	4.958936	5.319950	7.28%	339	2005
	4.398435	4.958936	12.74%	342	2004
	3.210863	4.398435	36.99%	342	2003
	5.215476	3.210863	-38.44%	344	2002
	7.657476	5.215476	-31.89%	0	2001
	10.000000	7.657476	-23.43%	70	2000*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	10.065138	10.101803	0.36%	50	2005
	10.213942	10.065138	-1.46%	50	2004
	10.384079	10.213942	-1.64%	49	2003
	10.495945	10.384079	-1.07%	0	2002
	10.365377	10.495945	1.26%	0	2001
	10.000000	10.365377	3.65%	1,199	2000

GVIT Gartmore GVIT Nationwide Fund: Class I - Q/NQ	9.189303	9.651649	5.03%	0	2005
	8.565524	9.189303	7.28%	0	2004
	6.871837	8.565524	24.65%	0	2003
	8.506385	6.871837	-19.22%	0	2002
	9.870104	8.506385	-13.82%	0	2001
	10.000000	9.870104	-1.30%	0	2000*

GVIT Gartmore GVIT Nationwide Leaders Fund: Class III - Q/NQ	12.891926	13.900858	7.83%	0	2005
	11.104138	12.891926	16.10%	0	2004
	9.044561	11.104138	22.77%	0	2003
	10.000000	9.044561	-9.55%	0	2002*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III - Q/NQ	12.151030	13.302700	9.48%	0	2005
	11.054797	12.151030	9.92%	0	2004
	7.420697	11.054797	48.97%	0	2003
	10.000000	7.420697	-25.79%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore Worldwide Leaders Fund: Class I - Q/NQ	7.611391	8.879540	16.66%	0	2005
	6.731926	7.611391	13.06%	0	2004
	5.061545	6.731926	33.00%	0	2003
	6.940366	5.061545	-27.07%	0	2002
	8.746493	6.940366	-20.65%	0	2001
	10.000000	8.746493	-12.54%	79	2000*

GVIT Gartmore GVIT Worldwide Leaders Fund: Class III - Q/NQ	15.240542	17.779859	16.66%	0	2005
	13.479571	15.240542	13.06%	0	2004
	10.000000	13.479571	34.80%	0	2003*

GVIT GVIT International Value Fund: Class III - Q/NQ	16.107651	17.644287	9.54%	0	2005
	13.702064	16.107651	17.56%	0	2004
	10.000000	13.702064	37.02%	0	2003*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	13.164635	14.426404	9.58%	26	2005
	11.636878	13.164635	13.13%	26	2004
	8.840892	11.636878	31.63%	26	2003
	10.678915	8.840892	-17.21%	0	2002
	11.070860	10.678915	-3.54%	0	2001
	10.000000	11.070860	10.71%	70	2000*

GVIT GVIT Small Cap Growth Fund: Class I - Q/NQ	6.394842	6.757209	5.67%	0	2005
	5.768151	6.394842	10.86%	0	2004
	4.394826	5.768151	31.25%	0	2003
	6.739737	4.394826	-34.79%	0	2002
	7.734364	6.739737	-12.86%	0	2001
	10.000000	7.734364	-22.66%	0	2000*

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	17.241803	17.372951	0.76%	17	2005
	15.037315	17.241803	14.66%	17	2004
	9.807064	15.037315	53.33%	17	2003
	13.774932	9.807064	-28.80%	0	2002
	10.987084	13.774932	25.37%	0	2001
	10.000000	10.987084	9.87%	150	2000*

GVIT GVIT Small Company Fund: Class I - Q/NQ	11.856999	13.018755	9.80%	0	2005
	10.191196	11.856999	16.35%	0	2004
	7.393231	10.191196	37.84%	0	2003
	9.149061	7.393231	-19.19%	0	2002
	10.033816	9.149061	-8.82%	0	2001
	10.000000	10.033816	0.34%	71	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT J.P. Morgan GVIT Balanced Fund: Class I - Q/NQ	9.672016	9.695404	0.24%	0	2005
	9.120196	9.672016	6.05%	0	2004
	7.879115	9.120196	15.75%	0	2003
	9.192450	7.879115	-14.29%	0	2002
	9.764125	9.192450	-5.85%	0	2001
	10.000000	9.764125	-2.36%	0	2000*

GVIT Van Kampen GVIT Comstock Value Fund: Class I - Q/NQ	7.894866	8.045521	1.91%	0	2005
	6.873683	7.894866	14.86%	0	2004
	5.350046	6.873683	28.48%	0	2003
	7.311838	5.350046	-26.83%	0	2002
	8.516206	7.311838	-14.14%	0	2001
	10.000000	8.516206	-14.84%	91	2000*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	12.677552	12.663264	-0.11%	0	2005
	12.173906	12.677552	4.14%	0	2004
	11.108153	12.173906	9.59%	0	2003
	10.599824	11.108153	4.80%	0	2002
	10.409141	10.599824	1.83%	0	2001
	10.000000	10.409141	4.09%	122	2000*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	11.312843	12.077883	6.76%	0	2005
	10.000000	11.312843	13.13%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.862688	7.551143	10.03%	403	2005
	5.951269	6.862688	15.31%	428	2004
	5.063604	5.951269	17.53%	418	2003
	6.161775	5.063604	-17.82%	325	2002
	8.065320	6.161775	-23.60%	0	2001
	10.000000	8.065320	-19.35%	127	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.208834	3.499173	9.05%	0	2005
	3.264215	3.208834	-1.70%	0	2004
	2.279736	3.264215	43.18%	0	2003
	3.948572	2.279736	-42.26%	0	2002
	6.445540	3.948572	-38.74%	0	2001
	10.000000	6.445540	-35.54%	25	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	9.990321	10.872452	8.83%	0	2005
	10.135620	9.990321	-1.43%	0	2004
	7.047062	10.135620	43.83%	0	2003
	10.000000	7.047062	-29.53%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	6.712855	8.658372	28.98%	0	2005
	5.786098	6.712855	16.02%	0	2004
	7.690276	10.114454	31.52%	0	2003
	6.062871	4.399755	-27.43%	0	2002
	8.101668	6.062871	-25.17%	0	2001
	10.000000	8.101668	-18.98%	374	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	11.736868	15.147332	29.06%	0	2005
	10.114454	11.736868	16.04%	0	2004
	4.399755	5.786098	31.51%	0	2003
	10.000000	7.690276	-23.10%	0	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	13.912886	15.084946	8.42%	0	2005
	12.116869	13.912886	14.82%	0	2004
	10.000000	12.116869	21.17%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	10.176402	10.782892	5.96%	98	2005
	8.988985	10.176402	13.21%	98	2004
	6.979055	8.988985	28.80%	96	2003
	9.707419	6.979055	-28.11%	0	2002
	10.084335	9.707419	-3.74%	0	2001
	10.000000	10.084335	0.84%	0	2000*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.799725	9.718098	-0.83%	0	2005
	9.947781	9.799725	-1.49%	0	2004
	10.000000	9.947781	-0.52%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	5.988714	6.658883	11.19%	0	2005
	5.267509	5.988714	13.69%	0	2004
	4.207526	5.267509	25.19%	0	2003
	6.091929	4.207526	-30.93%	0	2002
	8.271972	6.091929	-26.35%	0	2001
	10.000000	8.271972	-17.28%	77	2000*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	10.843135	12.512846	15.40%	0	2005
	9.323476	10.843135	16.30%	0	2004
	7.060435	9.323476	32.05%	0	2003
	9.522129	7.060435	-25.85%	0	2002
	10.026240	9.552129	-5.03%	0	2001
	10.000000	10.026240	0.26%	88	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.213274	11.713378	4.46%	0	2005
	10.000000	11.213274	12.13%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	7.951832	8.169779	2.74%	0	2005
	7.607183	7.951832	4.53%	0	2004
	5.943076	7.607183	28.00%	0	2003
	8.312895	5.943076	-28.51%	0	2002
	9.729278	8.312895	-14.56%	0	2001
	10.000000	9.729278	-2.71%	74	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.074781	11.257951	11.74%	23	2005
	8.649128	10.074781	16.48%	23	2004
	6.186473	8.649128	39.81%	23	2003
	8.128277	6.186473	-23.89%	0	2002
	9.454837	8.128277	-14.03%	0	2001
	10.000000	9.454837	-5.45%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	16.471830	18.411069	11.77%	31	2005
	14.137104	16.471830	16.51%	31	2004
	10.000000	14.137104	41.37%	30	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	8.278998	8.576947	3.60%	30	2005
	7.737580	8.278998	7.00%	25	2004
	6.246495	7.737580	23.87%	20	2003
	7.869795	6.246495	-20.63%	0	2002
	8.962724	7.869795	-12.19%	0	2001
	10.000000	8.962724	-10.37%	257	2000*

Oppenheimer Variable Account Funds - Oppenheimer Mid Cap Fund/VA: Non-Service Shares - Q/NQ	5.191439	5.700607	9.81%	25	2005
	4.433993	5.191439	17.08%	21	2004
	3.611675	4.433993	22.77%	17	2003
	5.117009	3.611675	-29.42%	0	2002
	7.617605	5.117009	-32.83%	0	2001
	10.000000	7.617605	-23.82%	219	2000*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	16.869772	18.511634	9.73%	0	2005
	15.680273	16.869772	7.59%	0	2004
	12.545244	15.680273	24.99%	0	2003
	11.750369	12.545244	6.76%	0	2002
	10.919466	11.750369	7.61%	0	2001
	10.000000	10.919466	9.19%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	11.538648	12.528306	8.58%	0	2005
	10.055623	11.538648	14.75%	0	2004
	8.073348	10.055623	24.55%	0	2003
	10.000000	8.073348	-19.27%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	6.553996	7.532625	14.93%	0	2005
	5.513965	6.553996	18.86%	0	2004
	3.978923	5.513965	38.58%	0	2003
	5.913077	3.978923	-32.71%	0	2002
	8.559304	5.913077	-30.92%	0	2001
	10.000000	8.559304	-14.41%	0	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	22.658172	25.926914	14.43%	35	2005
	16.994294	22.658172	33.33%	35	2004
	12.642559	16.994294	34.42%	34	2003
	13.036226	12.642559	-3.02%	0	2002
	12.142985	13.036226	7.36%	0	2001
	11.713511	12.142985	3.67%	0	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	9.506426	12.266817	29.04%	0	2005
	7.725070	9.506426	23.06%	0	2004
	5.125268	7.725070	50.73%	0	2003
	5.400085	5.125268	-5.09%	0	2002
	5.627188	5.400085	-4.04%	0	2001
	10.000000	5.627188	-43.73%	10	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	12.537995	16.162409	28.91%	0	2005
	10.000000	12.537995	25.38%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	15.426354	22.873047	48.27%	0	2005
	12.703348	15.426354	21.44%	0	2004
	8.975646	12.703348	41.53%	0	2003
	9.450138	8.975646	-5.02%	0	2002
	10.796770	9.450138	-12.47%	0	2001
	10.000000	10.796770	7.97%	0	2000*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	12.396076	18.373309	48.22%	0	2005
	10.000000	12.396076	23.96%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	10.197893	10.841048	6.31%	0	2005
	9.513063	10.197893	7.20%	0	2004
	7.210365	9.513063	31.94%	0	2003
	9.635533	7.210365	-25.17%	0	2002
	9.827474	9.635533	-1.95%	0	2001
	10.000000	9.827474	-1.73%	0	2000*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	10.137453	10.691453	5.46%	34	2005
	8.772352	10.137453	15.56%	34	2004
	6.550079	8.772352	33.93%	34	2003
	9.156865	6.550079	-28.47%	0	2002
	9.707223	9.156865	-5.67%	0	2001
	10.000000	9.707223	-2.93%	0	2000*

Optional Benefits Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Balanced Fund: Series I Shares - Q/NQ	9.684762	9.962991	2.87%	0	2005
	9.219408	9.684762	5.05%	0	2004
	8.109420	9.219408	13.69%	0	2003
	10.012676	8.109420	-19.01%	0	2002
	10.000000	10.012676	0.13%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Blue Chip Fund: Series I Shares - Q/NQ	9.008143	9.109502	1.13%	0	2005
	8.808512	9.008143	2.27%	0	2004
	7.204260	8.808512	22.27%	0	2003
	9.986828	7.204260	-27.86%	0	2002

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	10.023755	10.659291	6.34%	0	2005
	9.622145	10.023755	4.17%	0	2004
	7.603785	9.622145	26.54%	0	2003
	10.289145	7.603785	-26.10%	0	2002
	10.000000	10.289145	2.89%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	8.673931	8.954268	3.23%	0	2005
	8.393627	8.673931	3.34%	0	2004
	6.868435	8.393627	22.21%	0	2003
	10.080786	6.868435	-31.87%	0	2002
	10.000000	10.080786	0.81%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Stock Fund: Series I Shares - Q/NQ	10.601045	10.908168	2.90%	0	2005
	9.957501	10.601045	6.46%	0	2004
	8.191353	9.957501	21.56%	0	2003
	9.932139	8.191353	-17.53%	0	2002
	10.000000	9.932139	-0.68%	0	2001*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	12.425057	14.316670	15.22%	0	2005
	10.255528	12.425057	21.15%	0	2004
	8.133106	10.255528	26.10%	0	2003
	10.000000	8.133106	-18.67%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	8.836808	9.033999	2.23%	0	2005
	8.004739	8.836808	10.39%	0	2004
	6.333815	8.004739	26.38%	0	2003
	8.040690	6.333815	-21.23%	0	2002
	8.981451	8.040690	-10.47%	0	2001
	10.000000	8.981451	-10.19%	134	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	6.216216	6.878690	10.66%	0	2005
	5.536279	6.216216	12.28%	0	2004
	4.551040	5.536279	21.65%	0	2003
	5.850111	4.551040	-22.21%	0	2002
	8.455758	5.850111	-30.82%	0	2001
	10.000000	8.455758	-15.44%	0	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	10.927983	12.076180	10.51%	0	2005
	9.719438	10.927983	12.43%	0	2004
	7.989750	9.719438	21.65%	0	2003
	10.000000	7.989750	-20.10%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.442732	10.424204	-0.18%	0	2005
	9.657510	10.442732	8.13%	0	2004
	7.914128	9.657510	22.03%	0	2003
	10.000000	7.914128	-20.86%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	15.568810	15.977511	2.63%	0	2005
	13.937516	15.568810	11.70%	0	2004
	11.061903	13.937516	26.00%	0	2003
	12.957957	11.061903	-14.63%	0	2002
	11.757218	12.957957	10.21%	0	2001
	10.000000	11.757218	17.57%	0	2000*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.507439	10.426853	-0.77%	0	2005
	10.164185	10.507439	3.38%	0	2004
	10.000000	10.164185	1.64%	0	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	10.490546	10.943648	4.32%	0	2005
	9.594659	10.490546	9.34%	0	2004
	7.826518	9.594659	22.59%	0	2003
	10.173276	7.826518	-23.07%	0	2002
	10.000000	10.173276	1.73%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF	10.643039	11.117024	4.45%	0	2005
	9.625260	10.643039	10.57%	0	2004
	7.969337	9.625260	20.78%	0	2003
	10.151304	7.969337	-21.49%	0	2002
	10.000000	10.151304	1.51%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BB&T Variable Insurance Funds - BB&T Large Cap Growth VIF	9.017689	8.976901	-0.45%	0	2005
	8.738201	9.017689	3.20%	0	2004
	6.986056	8.738201	25.08%	0	2003
	10.284774	6.986056	-32.07%	0	2002
	10.000000	10.284774	2.85%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	12.502207	13.972194	11.76%	0	2005
	10.918989	12.502207	14.50%	0	2004
	8.183308	10.918989	33.43%	0	2003
	10.470460	8.183308	-21.84%	0	2002
	10.000000	10.470460	4.70%	0	2001*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	5.570095	6.321022	13.48%	0	2005
	4.831954	5.570095	15.28%	0	2004
	3.349326	4.831954	44.27%	0	2003
	5.206837	3.349326	-35.67%	0	2002
	7.469344	5.206837	-30.29%	0	2001
	10.000000	7.469344	-25.31%	0	2000*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	6.578509	7.548588	14.75%	0	2005
	5.868216	6.578509	12.10%	0	2004
	4.512861	5.868216	30.03%	0	2003
	5.767191	4.512861	-21.75%	0	2002
	7.595986	5.767191	-24.08%	0	2001
	10.000000	7.595986	-24.04%	0	2000*

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	11.130032	11.760412	5.66%	0	2005
	10.231401	11.130032	8.78%	0	2004
	8.366645	10.231401	22.29%	0	2003
	11.135746	8.366645	-24.87%	0	2002
	11.292685	11.135746	-1.39%	0	2001
	10.000000	11.292685	12.93%	37	2000*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.113343	12.691694	4.77%	0	2005
	10.172214	12.113343	19.08%	0	2004
	7.556497	10.172214	34.62%	0	2003
	10.000000	7.556497	-24.44%	0	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	5.907660	5.980877	1.24%	0	2005
	5.693144	5.907660	3.77%	0	2004
	4.624512	5.693144	23.11%	0	2003
	6.661935	4.624512	-30.58%	0	2002
	8.808475	6.661935	-24.37%	0	2001
	10.000000	8.808475	-11.92%	72	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	7.979269	8.162049	2.29%	278	2005
	7.381620	7.979269	8.10%	278	2004
	5.885782	7.381620	25.41%	278	2003
	7.759868	5.885782	-24.15%	0	2002
	9.045619	7.759868	-14.21%	0	2001
	10.000000	9.045619	-9.54%	291	2000*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.539366	8.708798	1.98%	0	2005
	8.320509	8.539366	2.63%	0	2004
	7.028345	8.320509	18.39%	0	2003
	8.637742	7.028345	-18.63%	0	2002
	9.750036	8.637742	-11.41%	0	2001
	10.000000	9.750036	-2.50%	196	2000*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	11.773473	12.170814	3.37%	0	2005
	10.823182	11.773473	8.78%	0	2004
	8.411915	10.823182	28.66%	0	2003
	10.646176	8.411915	-20.99%	0	2002
	10.000000	10.646176	6.46%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	13.439903	14.693028	9.32%	0	2005
	11.461278	13.439903	17.26%	0	2004
	8.603087	11.461278	33.22%	0	2003
	10.032509	8.603087	-14.25%	0	2002
	10.000000	10.032509	0.33%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.681883	12.551737	-1.03%	0	2005
	12.526968	12.681883	1.24%	0	2004
	12.252667	12.526968	2.24%	0	2003
	11.473264	12.252667	6.79%	0	2002
	10.873335	11.473264	5.52%	0	2001
	10.000000	10.873335	8.73%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Equity - Income Portfolio: Service Class - Q/NQ	11.427092	11.807902	3.33%	198	2005
	10.500785	11.427092	8.82%	198	2004
	8.253524	10.500785	27.23%	198	2003
	10.178129	8.253524	-18.91%	0	2002
	10.977883	10.178124	-7.29%	0	2001
	10.000000	10.977883	9.78%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	6.140630	6.340186	3.25%	0	2005
	6.086557	6.140630	0.89%	0	2004
	4.691663	6.086557	29.73%	0	2003
	6.880032	4.691663	-31.81%	0	2002
	8.560720	6.880032	-19.63%	0	2001
	10.000000	8.560720	-14.39%	258	2000*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.894608	8.909866	0.17%	0	2005
	8.316549	8.894608	6.95%	0	2004
	6.704063	8.316549	24.05%	0	2003
	6.622272	6.704063	1.24%	0	2002
	7.694489	6.622272	-13.93%	0	2001
	10.000000	7.694489	-23.06%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	7.686974	8.935656	16.24%	0	2005
	6.932789	7.686974	10.88%	0	2004
	4.954993	6.932789	39.92%	0	2003
	6.367092	4.954993	-22.18%	0	2002
	8.279284	6.367092	-23.10%	0	2001
	10.000000	8.279284	-17.21%	0	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	11.914533	13.844451	16.20%	0	2005
	10.744753	11.914533	10.89%	0	2004
	7.676919	10.744753	39.96%	0	2003
	10.000000	7.676919	-23.23%	0	2002

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	9.764380	11.147894	14.17%	236	2005
	8.665023	9.764380	12.69%	236	2004
	6.909711	8.665023	25.40%	236	2003
	7.808446	6.909711	-11.51%	0	2002
	9.120941	7.808446	-14.39%	0	2001
	10.000000	9.120941	-8.79%	0	2000*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.253107	10.226314	-0.26%	0	2005
	10.059977	10.253107	1.92%	0	2004
	10.000000	10.599977	0.60%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.082142	7.532963	6.37%	0	2005
	6.770848	7.082142	4.60%	0	2004
	5.344745	6.770848	26.68%	0	2003
	7.006289	5.344745	-23.72%	0	2002
	8.382707	7.006289	-16.42%	0	2001
	10.000000	8.382707	-16.17%	118	2000*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	12.693619	12.719347	0.20%	0	2005
	11.398077	12.693619	11.37%	0	2004
	7.393320	11.398077	54.17%	0	2003
	10.000000	7.393320	-26.07%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class I - Q/NQ	11.745777	12.678712	7.94%	0	2005
	10.113478	11.745777	16.14%	0	2004
	7.809243	10.113478	29.51%	0	2003
	10.000000	7.809243	-21.91%	0	2002*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	12.004176	12.008035	0.03%	0	2005
	11.159922	12.004176	7.57%	0	2004
	9.341865	11.159922	19.46%	0	2003
	9.263026	9.341865	0.85%	0	2002
	9.098723	9.263026	1.81%	0	2001
	10.000000	9.098723	-9.01%	0	2000*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.379470	3.79%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class I - Q/NQ	12.658496	16.405122	29.60%	0	2005
	10.730493	12.658496	17.97%	0	2004
	6.645478	10.730493	61.47%	0	2003
	8.024173	6.645478	-17.18%	0	2002
	8.663506	8.024173	-7.38%	0	2001
	10.000000	8.663506	-13.36%	0	2000*

GVIT Gartmore GVIT Emerging Markets Fund: Class III - Q/NQ	14.197995	18.402750	29.62%	0	2005
	12.034188	14.197995	17.98%	0	2004
	7.454862	12.034188	61.43%	0	2003
	10.000000	7.454862	-25.45%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Financial Services Fund: Class III - Q/NQ	14.277584	15.508547	8.62%	0	2005
	12.064623	14.277584	18.34%	0	2004
	8.729214	12.064623	38.21%	0	2003
	10.000000	8.729214	-12.71%	0	2002*

GVIT Gartmore GVIT Global Health Sciences Fund: Class III - Q/NQ	11.767992	12.466660	5.94%	0	2005
	11.168941	11.767992	5.36%	0	2004
	8.358141	11.168941	33.63%	0	2003
	10.000000	8.358141	-16.42%	0	2002*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class I - Q/NQ	2.892559	2.811601	-2.80%	0	2005
	2.838236	2.892559	1.91%	0	2004
	1.871335	2.838236	51.67%	0	2003
	3.347746	1.871335	-44.10%	0	2002
	5.983787	3.347746	-44.05%	0	2001
	10.000000	5.983787	-40.16%	0	2000*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class III - Q/NQ	10.934154	10.628569	-2.79%	0	2005
	10.732354	10.934154	1.88%	0	2004
	7.078157	10.732354	51.63%	0	2003
	10.000000	7.078157	-29.22%	0	2002*

GVIT Gartmore GVIT Global Utilities Fund: Class III - Q/NQ	12.099557	12.587933	4.04%	0	2005
	9.530149	12.099557	26.96%	0	2004
	7.855591	9.530149	21.32%	0	2003
	10.000000	7.855591	-21.44%	0	2002*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	12.623882	12.736867	0.90%	0	2005
	12.512872	12.623882	0.89%	0	2004
	12.556318	12.512872	-0.35%	0	2003
	11.579917	12.556318	8.43%	0	2002
	11.052137	11.579917	4.78%	0	2001
	10.000000	11.052137	10.52%	0	2000*

GVIT Gartmore GVIT Growth Fund: Class I - Q/NQ	4.918757	5.118372	4.06%	0	2005
	4.654850	4.918757	5.67%	0	2004
	3.589199	4.654850	26.69%	0	2003
	5.154198	3.589199	-30.36%	0	2002
	7.342265	5.154198	-29.80%	0	2001
	10.000000	7.342265	-26.58%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT International Growth Fund: Class III - Q/NQ	11.395985	14.494612	27.19%	0	2005
	10.200171	11.395985	11.72%	0	2004
	7.714341	10.200171	32.22%	0	2003
	10.000000	7.714341	-22.86%	0	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.601273	10.700633	0.94%	0	2005
	10.368446	10.601273	2.25%	0	2004
	9.834893	10.368446	5.43%	0	2003
	10.000000	9.834893	-1.65%	0	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.973584	11.202877	2.09%	1,239	2005
	10.481507	10.973584	4.69%	1,518	2004
	9.435592	10.481507	11.08%	1,821	2003
	10.000000	9.435592	-5.64%	0	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.226855	11.555592	2.93%	2,432	2005
	10.490717	11.226855	7.02%	3,023	2004
	8.944105	10.490717	17.29%	3,695	2003
	10.000000	8.944105	-10.56%	0	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.519725	12.051547	4.62%	1,775	2005
	10.518812	11.519725	9.52%	2,251	2004
	8.501179	10.518812	23.73%	2,809	2003
	10.000000	8.501179	-14.99%	0	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.701781	12.340283	5.46%	583	2005
	10.503871	11.701781	11.40%	749	2004
	8.152785	10.503871	28.84%	947	2003
	10.000000	8.152785	-18.47%	0	2002*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class I - Q/NQ	4.946372	5.303773	7.23%	0	2005
	4.389541	4.946372	12.69%	0	2004
	3.206007	4.389541	36.92%	0	2003
	5.210269	3.206007	-38.47%	0	2002
	7.653794	5.210269	-31.93%	0	2001
	10.000000	7.653794	-23.46%	71	2000*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	10.039425	10.070856	0.31%	0	2005
	10.193063	10.039425	-1.51%	0	2004
	10.368156	10.193063	-1.69%	0	2003
	10.485212	10.368156	-1.12%	0	2002
	10.360104	10.485212	1.21%	0	2001
	10.000000	10.360104	3.60%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Nationwide Fund: Class I - Q/NQ	9.166084	9.622357	4.98%	0	2005
	8.548254	9.166084	7.23%	0	2004
	6.861481	8.548254	24.58%	0	2003
	8.497928	6.861481	-19.26%	0	2002
	9.865373	8.497928	-13.86%	0	2001
	10.000000	9.865373	-1.35%	0	2000*

GVIT Gartmore GVIT Nationwide Leaders Fund: Class III - Q/NQ	12.872627	13.872956	7.77%	0	2005
	11.093193	12.872627	16.04%	0	2004
	9.040250	11.093193	22.71%	0	2003
	10.000000	9.040250	-9.60%	0	2002*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III - Q/NQ	12.132820	13.275987	9.42%	0	2005
	11.043878	12.132820	9.86%	0	2004
	7.417157	11.043878	48.90%	0	2003
	10.000000	7.417157	-25.83%	0	2002*

GVIT Gartmore Worldwide Leaders Fund: Class I - Q/NQ	7.592162	8.852597	16.60%	0	2005
	6.718352	7.592162	13.01%	0	2004
	5.053923	6.718352	32.93%	0	2003
	6.933473	5.053923	-27.11%	0	2002
	8.742303	6.933473	-20.69%	0	2001
	10.000000	8.742303	-12.58%	0	2000*

GVIT Gartmore GVIT Worldwide Leaders Fund: Class III - Q/NQ	15.227569	17.755663	16.60%	0	2005
	13.474978	15.227569	13.01%	0	2004
	10.000000	13.474978	34.75%	0	2003*

GVIT GVIT International Value Fund: Class III - Q/NQ	16.093930	17.620269	9.48%	0	2005
	13.697383	16.093930	17.50%	0	2004
	10.000000	13.697383	36.97%	0	2003*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	13.131351	14.382597	9.53%	174	2005
	11.613396	13.131351	13.07%	174	2004
	8.827570	11.613396	31.56%	174	2003
	10.668287	8.827570	-17.25%	0	2002
	11.065553	10.668287	-3.59%	0	2001
	10.000000	11.065553	10.66%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Cap Growth Fund: Class I - Q/NQ	6.378649	6.736652	5.61%	0	2005
	5.756502	6.378649	10.81%	0	2004
	4.388195	5.756502	31.18%	0	2003
	6.733016	4.388195	-34.83%	0	2002
	7.730647	6.733016	-12.90%	0	2001
	10.000000	7.730647	-22.69%	86	2000*

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	17.198259	17.320244	0.71%	0	2005
	15.007013	17.198259	14.60%	0	2004
	9.792299	15.007013	53.25%	0	2003
	13.761240	9.792299	-28.84%	0	2002
	10.981823	13.761240	25.31%	0	2001
	10.000000	10.981823	9.82%	0	2000*

GVIT GVIT Small Company Fund: Class I - Q/NQ	11.827057	12.979257	9.74%	0	2005
	10.170658	11.827057	16.29%	0	2004
	7.382102	10.170658	37.77%	0	2003
	9.139971	7.382102	-19.23%	0	2002
	10.029013	9.139971	-8.86%	0	2001
	10.000000	10.029013	0.29%	25	2000*

GVIT J.P. Morgan GVIT Balanced Fund: Class I - Q/NQ	9.647597	9.665990	0.19%	0	2005
	9.101819	9.647597	6.00%	0	2004
	7.867260	9.101819	15.69%	0	2003
	9.183323	7.867260	-14.33%	0	2002
	9.759455	9.183323	-5.90%	0	2001
	10.000000	9.759455	-2.41%	0	2000*

GVIT Van Kampen GVIT Comstock Value Fund: Class I - Q/NQ	7.874918	8.021104	1.86%	0	2005
	6.859818	7.874918	14.80%	0	2004
	5.341979	6.859818	28.41%	0	2003
	7.304567	5.341979	-26.87%	0	2002
	8.512121	7.304567	-14.19%	0	2001
	10.000000	8.512121	-14.88%	0	2000*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	12.645529	12.624835	-0.16%	0	2005
	12.149377	12.645529	4.08%	0	2004
	11.091439	12.149377	9.54%	0	2003
	10.589296	11.091439	4.74%	0	2002
	10.404143	10.589296	1.78%	0	2001
	10.000000	10.404143	4.04%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	11.309018	12.067643	6.71%	0	2005
	10.000000	11.309018	13.09%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.845408	7.528290	9.98%	0	2005
	5.939317	6.845408	15.26%	0	2004
	5.056022	5.939317	17.47%	0	2003
	6.155704	5.056022	-17.86%	0	2002
	8.061516	6.155704	-23.64%	0	2001
	10.000000	8.061516	-19.38%	225	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.200744	3.488570	8.99%	0	2005
	3.257660	3.200744	-1.75%	0	2004
	2.276314	3.257660	43.11%	0	2003
	3.944669	2.276314	-42.29%	0	2002
	6.442503	3.944669	-38.77%	0	2001
	10.000000	6.442503	-35.57%	310	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	9.976701	10.852102	8.77%	0	2005
	10.126974	9.976701	-1.48%	0	2004
	7.044639	10.126974	43.75%	0	2003
	10.000000	7.044639	-29.55%	0	2002*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	6.695959	8.632178	28.92%	0	2005
	5.774485	6.695959	15.96%	0	2004
	4.393166	5.774485	31.44%	0	2003
	6.056891	4.393166	-27.47%	0	2002
	8.097850	6.056891	-25.20%	0	2001
	10.000000	8.097850	-19.02%	161	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	11.720858	15.118957	28.99%	0	2005
	10.105827	11.720858	15.98%	0	2004
	7.687649	10.105827	31.46%	0	2003
	10.000000	7.687649	-23.12%	0	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	13.901030	15.064405	8.37%	0	2005
	12.112736	13.901030	14.76%	0	2004
	10.000000	12.112736	21.13%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	10.150695	10.750163	5.91%	0	2005
	8.970868	10.150695	13.15%	0	2004
	6.968543	8.970868	28.73%	0	2003
	9.697779	6.968543	-28.14%	0	2002
	10.079498	9.697779	-3.79%	0	2001
	10.000000	10.079498	0.79%	0	2000*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.791343	9.704823	-0.88%	0	2005
	9.944366	9.791343	-1.54%	0	2004
	10.000000	9.944366	-0.56%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	5.973567	6.638641	11.13%	0	2005
	5.256877	5.973567	13.63%	0	2004
	4.201167	5.256877	25.13%	0	2003
	6.085849	4.201167	-30.97%	0	2002
	8.267999	6.085849	-26.39%	0	2001
	10.000000	8.267999	-17.32%	572	2000*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	10.815731	12.474858	15.34%	0	2005
	9.304679	10.815731	16.24%	0	2004
	7.049806	9.304679	31.98%	0	2003
	9.512666	7.049806	-25.89%	0	2002
	10.021444	9.512666	-5.08%	0	2001
	10.000000	10.021444	0.21%	0	2000*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.209491	11.703466	4.41%	0	2005
	10.000000	11.209491	12.09%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	7.931760	8.144999	2.69%	0	2005
	7.591860	7.931760	4.48%	0	2004
	5.934139	7.591860	27.94%	0	2003
	8.304638	5.934139	-28.54%	0	2002
	9.724617	8.304638	-14.60%	0	2001
	10.000000	9.724617	-2.75%	229	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.050733	11.225354	11.69%	0	2005
	8.632887	10.050733	16.42%	0	2004
	6.178020	8.632887	39.74%	0	2003
	8.121332	6.178020	-23.93%	0	2002
	9.451634	8.121332	-14.07%	0	2001
	10.000000	9.451634	-5.48%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	16.457795	18.385992	11.72%	0	2005
	14.132292	16.457795	16.46%	0	2004
	10.000000	14.132292	41.32%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	8.258082	8.550909	3.55%	0	2005
	7.721976	8.258082	6.94%	0	2004
	6.237083	7.721976	23.81%	0	2003
	7.861953	6.237083	-20.67%	0	2002
	8.958418	7.861953	-12.24%	0	2001
	10.000000	8.958418	-10.42%	96	2000*

Oppenheimer Variable Account Funds - Oppenheimer Mid Cap Fund/VA: Non-Service Shares - Q/NQ	5.178303	5.683283	9.75%	453	2005
	4.425038	5.178303	17.02%	453	2004
	3.606225	4.425038	22.71%	453	2003
	5.111912	3.606225	-29.45%	0	2002
	7.613945	5.111912	-32.86%	0	2001
	10.000000	7.613945	-23.86%	90	2000*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	16.827184	18.455484	9.68%	0	2005
	15.648683	16.827184	7.53%	0	2004
	12.526381	15.648683	24.93%	0	2003
	11.738698	12.526381	6.71%	0	2002
	10.914229	11.738698	7.55%	0	2001
	10.000000	10.914229	9.14%	0	2000*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	11.522900	12.504824	8.52%	0	2005
	10.047039	11.522900	14.69%	0	2004
	8.070580	10.047039	24.49%	0	2003
	10.000000	8.070580	-19.29%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	6.538383	7.510848	14.87%	0	2005
	5.503644	6.538383	18.80%	0	2004
	3.973498	5.503644	38.51%	0	2003
	5.908033	3.973498	-32.74%	0	2002
	8.556411	5.908033	-30.95%	0	2001
	10.000000	8.556411	-14.44%	0	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	22.600978	25.848293	14.37%	0	2005
	16.960067	22.600978	33.26%	0	2004
	12.623544	16.960067	34.35%	0	2003
	13.023285	12.623544	-3.07%	0	2002
	12.137171	13.023285	7.30%	0	2001
	11.709515	12.137171	3.65%	469	2000

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	9.482391	12.229569	28.97%	0	2005
	7.709481	9.482391	23.00%	0	2004
	5.117535	7.709481	50.65%	0	2003
	5.394698	5.117535	-5.14%	0	2002
	5.624474	5.394698	-4.09%	0	2001
	10.000000	5.624474	-43.76%	102	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	12.533767	16.148722	28.84%	0	2005
	10.000000	12.533767	25.34%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	15.387403	22.803673	48.20%	0	2005
	12.677758	15.387403	21.37%	0	2004
	8.962136	12.677758	41.46%	0	2003
	9.440746	8.962136	-5.07%	0	2002
	10.791606	9.440746	-12.52%	0	2001
	10.000000	10.791606	7.92%	32	2000*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	12.391882	18.357748	48.14%	0	2005
	10.000000	12.391882	23.92%	0	2004*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	10.173585	10.809692	6.25%	0	2005
	9.495241	10.173585	7.14%	0	2004
	7.200533	9.495241	31.87%	0	2003
	9.627340	7.200533	-25.21%	0	2002
	9.824158	9.627340	-2.00%	0	2001
	10.000000	9.824158	-1.76%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	10.113300	10.660529	5.41%	291	2005
	8.755920	10.113300	15.50%	291	2004
	6.541146	8.755920	33.86%	291	2003
	9.149058	6.541146	-28.50%	0	2002
	9.703941	9.149058	-5.72%	0	2001
	10.000000	9.703941	-2.96%	0	2000*

Optional Benefits Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Balanced Fund: Series I Shares - Q/NQ	9.669292	9.942009	2.82%	0	2005
	9.209383	9.669292	4.99%	0	2004
	8.104751	9.209383	13.63%	0	2003
	10.012046	8.104751	-19.05%	0	2002
	10.000000	10.012046	0.12%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Blue Chip Fund: Series I Shares - Q/NQ	8.993759	9.090299	1.07%	0	2005
	8.798957	8.993759	2.21%	0	2004
	7.200127	8.798957	22.21%	0	2003
	9.986201	7.200127	-27.90%	0	2002
	10.000000	9.986201	-0.14%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	10.007744	10.636827	6.29%	0	2005
	9.611701	10.007744	4.12%	0	2004
	7.599410	9.611701	26.48%	0	2003
	10.288497	7.599410	-26.14%	0	2002
	10.000000	10.288497	2.88%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	8.660059	8.935393	3.18%	0	2005
	8.384494	8.660059	3.29%	0	2004
	6.864471	8.384494	22.14%	0	2003
	10.080151	6.864471	-31.90%	0	2002
	10.000000	10.080151	0.80%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Stock Fund: Series I Shares - Q/NQ	10.584094	10.885162	2.84%	0	2005
	9.946672	10.584094	6.41%	0	2004
	8.186635	9.946672	21.50%	0	2003
	9.931511	8.186635	-17.57%	0	2002
	10.000000	9.931511	-0.68%	0	2001*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	12.408091	14.289830	15.17%	0	2005
	10.246757	12.408091	21.09%	0	2004
	8.130315	10.246757	26.03%	0	2003
	10.000000	8.130315	-18.70%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	8.814471	9.006572	2.18%	0	2005
	7.988587	8.814471	10.34%	0	2004
	6.324270	7.988587	26.32%	0	2003
	8.032686	6.324270	-21.27%	0	2002
	8.977147	8.032686	-10.52%	0	2001
	10.000000	8.977147	-10.23%	96	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	6.200504	6.857811	10.60%	0	2005
	5.525109	6.200504	12.22%	0	2004
	4.544178	5.525109	21.59%	0	2003
	5.844282	4.544178	-22.25%	0	2002
	8.451695	5.844282	-30.85%	0	2001
	10.000000	8.451695	-15.48%	40	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	10.913071	12.053548	10.45%	0	2005
	9.711132	10.913071	12.38%	0	2004
	7.987011	9.711132	21.59%	0	2003
	10.000000	7.987011	-20.13%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.428467	10.404649	-0.23%	0	2005
	9.649260	10.428467	8.08%	0	2004
	7.911414	9.649260	21.97%	0	2003
	10.000000	7.911414	-20.89%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	15.529466	15.928998	2.57%	0	2005
	13.909410	15.529466	11.65%	0	2004
	11.045244	13.909410	25.93%	0	2003
	12.945083	11.045244	-14.68%	0	2002
	11.751589	12.945083	10.16%	0	2001
	10.000000	11.751589	17.52%	0	2000*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.498454	10.412623	-0.82%	0	2005
	10.160693	10.498454	3.32%	0	2004
	10.000000	10.160693	1.61%	0	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	10.473787	10.920607	4.27%	0	2005
	9.584229	10.473787	9.28%	0	2004
	7.822004	9.584229	22.53%	0	2003
	10.172629	7.822004	-23.11%	0	2002
	10.000000	10.172629	1.73%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF	10.625998	11.093556	4.40%	0	2005
	9.614772	10.625998	10.52%	0	2004
	7.964737	9.614772	20.72%	0	2003
	10.150664	7.964737	-21.53%	0	2002
	10.000000	10.150664	1.51%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BB&T Variable Insurance Funds - BB&T Large Cap Growth VIF	9.003302	8.958003	-0.50%	0	2005
	8.728716	9.003302	3.15%	0	2004
	6.982041	8.728716	25.02%	0	2003
	10.284128	6.982041	-32.11%	0	2002
	10.000000	10.284128	2.84%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	12.482236	13.942749	11.70%	0	2005
	10.907132	12.482236	14.44%	0	2004
	8.178604	10.907132	33.36%	0	2003
	10.469800	8.178604	-21.88%	0	2002
	10.000000	10.469800	4.70%	0	2001*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	5.556017	6.301824	13.42%	0	2005
	4.822210	5.556017	15.22%	0	2004
	3.344280	4.822210	44.19%	0	2003
	5.201654	3.344280	-35.71%	0	2002
	7.465751	5.201654	-30.33%	0	2001
	10.000000	7.465751	-25.34%	0	2000*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	6.561879	7.525662	14.69%	0	2005
	5.856375	6.561879	12.05%	0	2004
	4.506064	5.856375	29.97%	0	2003
	5.761446	4.506064	-21.79%	0	2002
	7.592338	5.761446	-24.11%	0	2001
	10.000000	7.592338	-24.08%	0	2000*

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	11.101927	11.724730	5.61%	0	2005
	10.210786	11.101927	8.73%	0	2004
	8.354065	10.210786	22.23%	0	2003
	11.124694	8.354065	-24.91%	0	2002
	11.287278	11.124694	-1.44%	0	2001
	10.000000	11.287278	12.87%	0	2000*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.096815	12.667920	4.72%	0	2005
	10.163522	12.096815	19.02%	0	2004
	7.553899	10.163522	34.55%	0	2003
	10.000000	7.553899	-24.46%	0	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	5.892748	5.962734	1.19%	0	2005
	5.681675	5.892748	3.71%	0	2004
	4.617540	5.681675	23.05%	0	2003
	6.655310	4.617540	-30.62%	0	2002
	8.804257	6.655310	-24.41%	0	2001
	10.000000	8.804257	-11.96%	332	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	7.959103	8.137267	2.24%	0	2005
	7.366736	7.959103	8.04%	0	2004
	5.876912	7.366736	25.35%	0	2003
	7.752153	5.876912	-24.19%	0	2002
	9.041279	7.752153	-14.26%	0	2001
	10.000000	9.041279	-9.59%	508	2000*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.517790	8.682358	1.93%	0	2005
	8.303724	8.517790	2.58%	0	2004
	7.017745	8.303724	18.32%	0	2003
	8.629152	7.017745	-18.67%	0	2002
	9.745353	8.629152	-11.45%	0	2001
	10.000000	9.745353	-2.55%	189	2000*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	11.754662	12.145173	3.32%	0	2005
	10.811423	11.754662	8.72%	0	2004
	8.407076	10.811423	28.60%	0	2003
	10.645506	8.407076	-21.03%	0	2002
	10.000000	10.645506	6.46%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	13.418430	14.662071	9.27%	0	2005
	11.448834	13.418430	17.20%	0	2004
	8.598149	11.448834	33.15%	0	2003
	10.031879	8.598149	-14.29%	0	2002
	10.000000	10.031879	0.32%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.649837	12.513634	-1.08%	0	2005
	12.501703	12.649837	1.18%	0	2004
	12.234219	12.501703	2.19%	0	2003
	11.461854	12.234219	6.74%	0	2002
	10.868122	11.461854	5.46%	0	2001
	10.000000	10.868122	8.68%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Equity - Income Portfolio: Service Class - Q/NQ	11.398242	11.772075	3.28%	0	2005
	10.479628	11.398242	8.77%	0	2004
	8.241098	10.479628	27.16%	0	2003
	10.168024	8.241098	-18.95%	0	2002
	10.972627	10.168024	-7.33%	0	2001
	10.000000	10.972627	9.73%	94	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	6.125116	6.320946	3.20%	0	2005
	6.074291	6.125116	0.84%	0	2004
	4.684602	6.074291	29.67%	0	2003
	6.873186	4.684602	-31.84%	0	2002
	8.556607	6.873186	-19.67%	0	2001
	10.000000	8.556607	-14.43%	514	2000*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.872122	8.882808	0.12%	0	2005
	8.299774	8.872122	6.90%	0	2004
	6.693962	8.299774	23.99%	0	2003
	6.615679	6.693962	1.18%	0	2002
	7.690792	6.615679	-13.98%	0	2001
	10.000000	7.690792	-23.09%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	7.667533	8.908494	16.18%	0	2005
	6.918808	7.667533	10.82%	0	2004
	4.947533	6.918808	39.84%	0	2003
	6.360758	4.947533	-22.22%	0	2002
	8.275319	6.360758	-23.14%	0	2001
	10.000000	8.275319	-17.25%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	11.898254	13.818489	16.14%	0	2005
	10.735566	11.898254	10.83%	0	2004
	7.674279	10.735566	39.89%	0	2003
	10.000000	7.674279	-23.26%	0	2002*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	9.739724	11.114054	14.11%	0	2005
	8.647559	9.739724	12.63%	0	2004
	6.899306	8.647559	25.34%	0	2003
	7.800675	6.899306	-11.56%	0	2002
	9.116560	7.800675	-14.43%	0	2001
	10.000000	9.116560	-8.83%	382	2000*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.244356	10.212376	-0.31%	0	2005
	10.056541	10.244356	1.87%	0	2004
	10.000000	10.056541	0.57%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.064247	7.510092	6.31%	0	2005
	6.757203	7.064247	4.54%	0	2004
	5.336703	6.757203	26.62%	0	2003
	6.999329	5.336703	-23.75%	0	2002
	8.378685	6.999329	-16.46%	0	2001
	10.000000	8.378685	-16.21%	130	2000*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	12.676315	12.695526	0.15%	0	2005
	11.388356	12.676315	11.31%	0	2004
	7.390784	11.388356	54.09%	0	2003
	10.000000	7.390784	-26.09%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class I - Q/NQ	11.729752	12.654957	7.89%	0	2005
	10.104834	11.729752	16.08%	0	2004
	7.806563	10.104834	29.44%	0	2003
	10.000000	7.806563	-21.93%	0	2002*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	11.973871	11.971599	-0.02%	0	2005
	11.137447	11.973871	7.51%	0	2004
	9.327818	11.137447	19.40%	0	2003
	9.253812	9.327818	0.80%	0	2002
	9.094356	9.253812	1.75%	0	2001
	10.000000	9.094356	-9.06%	0	2000*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.375946	3.76%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class I - Q/NQ	12.631012	16.361176	29.53%	0	2005
	10.712671	12.631012	17.91%	0	2004
	6.637825	10.712671	61.39%	0	2003
	8.019048	6.637825	-17.22%	0	2002
	8.662437	8.019048	-7.43%	0	2001
	10.000000	8.662437	-13.38%	0	2000*

GVIT Gartmore GVIT Emerging Markets Fund: Class III - Q/NQ	14.178604	18.368251	29.55%	0	2005
	12.023904	14.178604	17.92%	0	2004
	7.452299	12.023904	61.34%	0	2003
	10.000000	7.452299	-25.48%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Financial Services Fund: Class III - Q/NQ	14.256197	15.477410	8.57%	0	2005
	12.052712	14.256197	18.28%	0	2004
	8.725056	12.052712	38.14%	0	2003
	10.000000	8.725056	-12.75%	0	2002*

GVIT Gartmore GVIT Global Health Sciences Fund: Class III - Q/NQ	11.750327	12.441599	5.88%	0	2005
	11.157887	11.750327	5.31%	0	2004
	8.354139	11.157887	33.56%	0	2003
	10.000000	8.354139	-16.46%	0	2002*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class I - Q/NQ	2.886274	2.804063	-2.85%	0	2005
	2.833525	2.886274	1.86%	0	2004
	1.869179	2.833525	51.59%	0	2003
	3.345608	1.869179	-44.13%	0	2002
	5.983044	3.345608	-44.08%	0	2001
	10.000000	5.983044	-40.17%	0	2000*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class III - Q/NQ	10.919227	10.608649	-2.84%	0	2005
	10.723177	10.919227	1.83%	0	2004
	7.075728	10.723177	51.55%	0	2003
	10.000000	7.075728	-29.24%	0	2002*

GVIT Gartmore GVIT Global Utilities Fund: Class III - Q/NQ	12.081402	12.562643	3.98%	0	2005
	9.520724	12.081402	26.90%	0	2004
	7.851830	9.520724	21.25%	0	2003
	10.000000	7.851830	-21.48%	0	2002*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	12.592015	12.698230	0.84%	0	2005
	12.487665	12.592015	0.84%	0	2004
	12.537438	12.487665	-0.40%	0	2003
	11.568435	12.537438	8.38%	0	2002
	11.046858	11.568435	4.72%	0	2001
	10.000000	11.046858	10.47%	0	2000*

GVIT Gartmore GVIT Growth Fund: Class I - Q/NQ	4.906318	5.102822	4.01%	0	2005
	4.645451	4.906318	5.62%	0	2004
	3.583776	4.645451	29.62%	0	2003
	5.149067	3.583776	-30.40%	0	2002
	7.338737	5.149067	-29.84%	0	2001
	10.000000	7.338737	-26.61%	113	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT International Growth Fund: Class III - Q/NQ	11.380403	14.467421	27.13%	0	2005
	10.191441	11.380403	11.67%	0	2004
	7.711684	10.191441	32.16%	0	2003
	10.000000	7.711684	-22.88%	0	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.585388	10.679155	0.89%	0	2005
	10.358212	10.585388	2.19%	0	2004
	9.830211	10.358212	5.37%	0	2003
	10.000000	9.830211	-1.70%	0	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.957118	11.180361	2.04%	0	2005
	10.471145	10.957118	4.64%	0	2004
	9.431089	10.471145	11.03%	0	2003
	10.000000	9.431089	-5.69%	0	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.210038	11.532407	2.88%	0	2005
	10.480363	11.210038	6.96%	0	2004
	8.939839	10.480363	17.23%	0	2003
	10.000000	8.939839	-10.60%	0	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.502471	12.027359	4.56%	0	2005
	10.508428	11.502471	9.46%	0	2004
	8.497120	10.508428	23.67%	0	2003
	10.000000	8.497120	-15.03%	0	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.684267	12.315522	5.40%	0	2005
	10.493512	11.684267	11.35%	0	2004
	8.148907	10.493512	28.77%	0	2003
	10.000000	8.148907	-18.51%	0	2002*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class I - Q/NQ	4.933881	5.287684	7.17%	0	2005
	4.380689	4.933881	12.63%	0	2004
	3.201172	4.380689	36.85%	0	2003
	5.205077	3.201172	-38.50%	0	2002
	7.650115	5.205077	-31.96%	0	2001
	10.000000	7.650115	-23.50%	119	2000*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	10.013760	10.039984	0.26%	0	2005
	10.172211	10.013760	-1.56%	0	2004
	10.352242	10.172211	-1.74%	0	2003
	10.474480	10.352242	-1.17%	0	2002
	10.354832	10.474480	1.16%	0	2001
	10.000000	10.354832	3.55%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Nationwide Fund: Class I - Q/NQ	9.142914	9.593135	4.92%	0	2005
	8.531017	9.142914	7.17%	0	2004
	6.851145	8.531017	24.52%	0	2003
	8.489471	6.851145	-19.30%	0	2002
	9.860642	8.489471	-13.91%	0	2001
	10.000000	9.860642	-1.39%	0	2000*

GVIT Gartmore GVIT Nationwide Leaders Fund: Class III - Q/NQ	12.853318	13.845093	7.72%	0	2005
	11.082223	12.853318	15.98%	0	2004
	9.035940	11.082223	22.65%	0	2003
	10.000000	9.035940	-9.64%	0	2002*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III - Q/NQ	12.114620	13.249315	9.37%	0	2005
	11.032957	12.114620	9.80%	0	2004
	7.413615	11.032957	48.82%	0	2003
	10.000000	7.413615	-25.86%	0	2002*

GVIT Gartmore Worldwide Leaders Fund: Class I - Q/NQ	7.572942	8.825674	16.54%	0	2005
	6.704779	7.572942	12.95%	0	2004
	5.046292	6.704779	32.87%	0	2003
	6.926565	5.046292	-27.15%	0	2002
	8.738100	6.926565	-20.73%	0	2001
	10.000000	8.738100	-12.62%	111	2000*

GVIT Gartmore GVIT Worldwide Leaders Fund: Class III - Q/NQ	15.214562	17.731453	16.54%	0	2005
	13.470368	15.214562	12.95%	0	2004
	10.000000	13.470368	34.70%	0	2003*

GVIT GVIT International Value Fund: Class III - Q/NQ	16.080201	17.596261	9.43%	0	2005
	13.692716	16.080201	17.44%	0	2004
	10.000000	13.692716	36.93%	0	2003*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	13.098136	14.338902	9.47%	0	2005
	11.589956	13.098136	13.01%	0	2004
	8.814253	11.589956	31.49%	0	2003
	10.657669	8.814253	-17.30%	0	2002
	11.060235	10.657669	-3.64%	0	2001
	10.000000	11.060235	10.60%	77	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Cap Growth Fund: Class I - Q/NQ	6.362514	6.716194	5.56%	0	2005
	5.744875	6.362514	10.75%	0	2004
	4.381569	5.744875	31.11%	0	2003
	6.726308	4.381569	-34.86%	0	2002
	7.726928	6.726308	-12.95%	0	2001
	10.000000	7.726928	-22.73%	28	2000*

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	17.154808	17.267657	0.66%	0	2005
	14.976760	17.154808	14.54%	0	2004
	9.777540	14.976760	53.18%	0	2003
	13.747558	9.777540	-28.88%	0	2002
	10.976551	13.747558	25.24%	0	2001
	10.000000	10.976551	9.77%	90	2000*

GVIT GVIT Small Company Fund: Class I - Q/NQ	11.797148	12.939833	9.69%	0	2005
	10.150131	11.797148	16.23%	0	2004
	7.370966	10.150131	37.70%	0	2003
	9.130869	7.370966	-19.27%	0	2002
	10.024193	9.130869	-8.91%	0	2001
	10.000000	10.024193	0.24%	0	2000*

GVIT J.P. Morgan GVIT Balanced Fund: Class I - Q/NQ	9.623196	9.636627	0.14%	0	2005
	9.083443	9.623196	5.94%	0	2004
	7.855396	9.083443	15.63%	0	2003
	9.174179	7.855395	-14.37%	0	2002
	9.754766	9.174179	-5.95%	0	2001
	10.000000	9.754766	-2.45%	0	2000*

GVIT Van Kampen GVIT Comstock Value Fund: Class I - Q/NQ	7.855009	7.996733	1.80%	0	2005
	6.845985	7.855009	14.74%	0	2004
	5.333933	6.845985	28.35%	0	2003
	7.297305	5.333933	-26.91%	0	2002
	8.508038	7.297305	-14.23%	0	2001
	10.000000	8.508038	-14.92%	0	2000*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	12.613599	12.586525	-0.21%	0	2005
	12.124897	12.613599	4.03%	0	2004
	11.074752	12.124897	9.48%	0	2003
	10.578774	11.074752	4.69%	0	2002
	10.399162	10.578774	1.73%	0	2001
	10.000000	10.399162	3.99%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	11.305196	12.057414	6.65%	0	2005
	10.000000	11.305196	13.05%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.828128	7.505448	9.92%	0	2005
	5.927364	6.828128	15.20%	0	2004
	5.048431	5.927364	17.41%	0	2003
	6.149614	5.048431	-17.91%	0	2002
	8.057707	6.149614	-23.68%	0	2001
	10.000000	8.057707	-19.42%	398	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.192668	3.477995	8.94%	0	2005
	3.251104	3.192668	-1.80%	0	2004
	2.272896	3.251104	43.04%	0	2003
	3.940768	2.272896	-42.32%	0	2002
	6.439456	3.940768	-38.80%	0	2001
	10.000000	6.439456	-35.61%	226	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	9.963065	10.831745	8.72%	0	2005
	10.118326	9.963065	-1.53%	0	2004
	7.042225	10.118326	43.68%	0	2003
	10.000000	7.042225	-29.58%	0	2002*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	6.679058	8.606007	28.85%	0	2005
	5.762859	6.679058	15.90%	0	2004
	4.386570	5.762859	31.38%	0	2003
	6.050905	4.386570	-27.51%	0	2002
	8.094029	6.050905	-25.24%	0	2001
	10.000000	8.094029	-19.06%	231	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	11.704869	15.090633	28.93%	0	2005
	10.097209	11.704869	15.92%	0	2004
	7.685015	10.097209	31.39%	0	2003
	10.000000	7.685015	-23.15%	0	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	13.889169	15.043869	8.31%	0	2005
	12.108597	13.889169	14.71%	0	2004
	10.000000	12.108597	21.09%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	10.125030	10.717513	5.85%	0	2005
	8.952762	10.125030	13.09%	0	2004
	6.958036	8.952762	28.67%	0	2003
	9.688125	6.958036	-28.18%	0	2002
	10.074663	9.688125	-3.84%	0	2001
	10.000000	10.074663	0.75%	0	2000

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.782990	9.691599	-0.93%	0	2005
	9.940968	9.782990	-1.59%	0	2004
	10.000000	9.940968	-0.59%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	5.958442	6.618457	11.08%	0	2005
	5.246260	5.958442	13.58%	0	2004
	4.194838	5.246260	25.06%	0	2003
	6.079786	4.194838	-31.00%	0	2002
	8.264028	6.079786	-26.43%	0	2001
	10.000000	8.264028	-17.36%	241	2000*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	10.788392	12.436973	15.28%	0	2005
	9.285899	10.788392	16.18%	0	2004
	7.039183	9.285899	31.92%	0	2003
	9.503204	7.039183	-25.93%	0	2002
	10.016641	9.503204	-5.13%	0	2001
	10.000000	10.016641	0.17%	118	2000*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.205685	11.693516	4.35%	0	2005
	10.000000	11.205685	12.06%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	7.911700	8.120254	2.64%	0	2005
	7.576537	7.911700	4.42%	0	2004
	5.925190	7.576537	27.87%	0	2003
	8.296362	5.925190	-28.58%	0	2002
	9.719952	8.296362	-14.65%	0	2001
	10.000000	9.719952	-2.80%	177	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.026745	11.192856	11.63%	0	2005
	8.616696	10.026745	16.36%	0	2004
	6.169578	8.616696	39.66%	0	2003
	8.114391	6.169578	-23.97%	0	2002
	9.448430	8.114391	-14.12%	0	2001
	10.000000	9.448430	-5.52%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	16.443768	18.360965	11.66%	0	2005
	14.127467	16.443768	16.40%	0	2004
	10.000000	14.127467	41.27%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	8.237190	8.524930	3.49%	0	2005
	7.706387	8.237190	6.89%	0	2004
	6.227682	7.706387	23.74%	0	2003
	7.854137	6.227682	-20.71%	0	2002
	8.954125	7.854137	-12.28%	0	2001
	10.000000	8.954125	-10.46%	407	2000*

Oppenheimer Variable Account Funds - Oppenheimer Mid Cap Fund/VA: Non-Service Shares - Q/NQ	5.165208	5.666015	9.70%	0	2005
	4.416101	5.165208	16.96%	0	2004
	3.600785	4.416101	22.64%	0	2003
	5.106824	3.600785	-29.49%	0	2002
	7.610281	5.106824	-32.90%	0	2001
	10.000000	7.610281	-23.90%	61	2000*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	16.784659	18.399449	9.62%	0	2005
	15.617128	16.784659	7.48%	0	2004
	12.507520	15.617128	24.86%	0	2003
	11.727023	12.507520	6.66%	0	2002
	10.908993	11.727023	7.50%	0	2001
	10.000000	10.908993	9.09%	0	2000*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	11.507166	12.481373	8.47%	0	2005
	10.038449	11.507166	14.63%	0	2004
	8.067811	10.038449	24.43%	0	2003
	10.000000	8.067811	-19.32%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	6.522764	7.489092	14.81%	0	2005
	5.493303	6.522764	18.74%	0	2004
	3.968059	5.493303	38.44%	0	2003
	5.902986	3.968059	-32.78%	0	2002
	8.553505	5.902986	-30.99%	0	2001
	10.000000	8.553505	-14.46%	0	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	22.543894	25.769851	14.31%	0	2005
	16.925889	22.543894	33.19%	0	2004
	12.604542	16.925889	34.28%	0	2003
	13.010337	12.604542	-3.12%	0	2002
	12.131359	13.010337	7.25%	0	2001
	11.705527	12.131359	3.64%	0	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	9.458423	12.192435	28.91%	0	2005
	7.693914	9.458423	22.93%	0	2004
	5.109807	7.693914	50.57%	0	2003
	5.389321	5.109807	-5.19%	0	2002
	5.621762	5.389321	-4.13%	0	2001
	10.000000	5.621762	-43.78%	36	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	12.529523	16.135026	28.78%	0	2005
	10.000000	12.529523	25.30%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	15.348524	22.734460	48.12%	0	2005
	12.652194	15.348524	21.31%	0	2004
	8.948634	12.652194	41.39%	0	2003
	9.431352	8.948634	-5.12%	0	2002
	10.786422	9.431352	-12.56%	0	2001
	10.000000	10.786422	7.86%	0	2000*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	12.387689	18.342194	48.07%	0	2005
	10.000000	12.387689	23.88%	0	2004*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	10.149298	10.778386	6.20%	0	2005
	9.477423	10.149298	7.09%	0	2004
	7.190699	9.477423	31.80%	0	2003
	9.619117	7.190699	-25.25%	0	2002
	9.820833	9.619117	-2.05%	0	2001
	10.000000	9.820833	-1.79%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	10.089141	10.629632	5.36%	0	2005
	8.739480	10.089141	15.44%	0	2004
	6.532202	8.739480	33.79%	0	2003
	9.141241	6.532202	-28.54%	0	2002
	9.700655	9.141241	-5.77%	0	2001
	10.000000	9.700655	-2.99%	0	2000*

Optional Benefits Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Balanced Fund: Series I Shares - Q/NQ	9.653816	9.921033	2.77%	0	2005
	9.199368	9.653816	4.94%	0	2004
	8.100087	9.199368	13.57%	0	2003
	10.011414	8.100087	-19.09%	0	2002
	10.000000	10.011414	0.11%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Blue Chip Fund: Series I Shares - Q/NQ	8.979379	9.071136	1.02%	0	2005
	8.789379	8.979379	2.16%	0	2004
	7.195968	8.789379	22.14%	0	2003
	9.985567	7.195968	-27.94%	0	2002
	10.000000	9.985567	-0.14%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	9.991753	10.614411	6.23%	0	2005
	9.601251	9.991753	4.07%	0	2004
	7.595032	9.601251	26.41%	0	2003
	10.287848	7.595032	-26.17%	0	2002
	10.000000	10.287848	2.88%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	8.646219	8.916560	3.13%	0	2005
	8.375386	8.646219	3.23%	0	2004
	6.860521	8.375386	22.08%	0	2003
	10.079515	6.860521	-31.94%	0	2002
	10.000000	10.079515	0.80%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Stock Fund: Series I Shares - Q/NQ	10.567185	10.862242	2.79%	0	2005
	9.935862	10.567185	6.35%	0	2004
	8.181925	9.935862	21.44%	0	2003
	9.930882	8.181925	-17.61%	0	2002
	10.000000	9.930882	-0.69%	0	2001*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	12.391145	14.263033	15.11%	0	2005
	10.238001	12.391145	21.03%	0	2004
	8.127526	10.238001	25.97%	0	2003
	10.000000	8.127526	-18.72%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	8.792164	8.979194	2.13%	0	2005
	7.972455	8.792164	10.28%	0	2004
	6.314735	7.972455	26.25%	0	2003
	8.024694	6.314735	-21.31%	0	2002
	8.972837	8.024694	-10.57%	0	2001
	10.000000	8.972837	-10.27%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	6.184797	6.836952	10.54%	0	2005
	5.513935	6.184797	12.17%	0	2004
	4.537318	5.513935	21.52%	0	2003
	5.838454	4.537318	-22.29%	0	2002
	8.447635	5.838454	-30.89%	0	2001
	10.000000	8.447635	-15.52%	76	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	10.898166	12.030939	10.39%	0	2005
	9.702833	10.898166	12.32%	0	2004
	7.984272	9.702833	21.52%	0	2003
	10.000000	7.984272	-20.16%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.414220	10.385131	-0.28%	0	2005
	9.641011	10.414220	8.02%	0	2004
	7.908701	9.641011	21.90%	0	2003
	10.000000	7.908701	-20.91%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	15.490196	15.880613	2.52%	0	2005
	13.881342	15.490196	11.59%	0	2004
	11.028599	13.881342	25.87%	0	2003
	12.932209	11.028599	-14.72%	0	2002
	11.745952	12.932209	10.10%	0	2001
	10.000000	11.745952	17.46%	0	2000*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.489471	10.398399	-0.87%	0	2005
	10.157199	10.489471	3.27%	0	2004
	10.000000	10.157199	1.57%	0	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	10.457033	10.897560	4.21%	0	2005
	9.566782	10.457033	9.31%	0	2004
	7.817492	9.573802	22.47%	0	2003
	10.171988	7.817492	-23.15%	0	2002
	10.000000	10.171988	1.72%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF	10.609037	11.070200	4.35%	0	2005
	9.604341	10.609037	10.46%	0	2004
	7.960156	9.604341	20.66%	0	2003
	10.150023	7.960156	-21.57%	0	2002
	10.000000	10.150023	1.50%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BB&T Variable Insurance Funds - BB&T Large Cap Growth VIF	8.988906	8.939119	-0.55%	0	2005
	8.719221	8.988906	3.09%	0	2004
	6.978010	8.719221	24.95%	0	2003
	10.283477	6.978010	-32.14%	0	2002
	10.000000	10.283477	2.83%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	12.462299	13.913383	11.64%	0	2005
	10.895288	12.462299	14.38%	0	2004
	8.173896	10.895288	33.29%	0	2003
	10.469141	8.173896	-21.92%	0	2002
	10.000000	10.469141	4.69%	0	2001*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	5.541945	6.282663	13.37%	0	2005
	4.812451	5.541945	15.16%	0	2004
	3.339227	4.812451	44.12%	0	2003
	5.196462	3.339227	-35.74%	0	2002
	7.462157	5.196462	-30.36%	0	2001
	10.000000	7.462157	-25.38%	0	2000*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	6.545274	7.502806	14.63%	0	2005
	5.844548	6.545274	11.99%	0	2004
	4.499262	5.844548	29.90%	0	2003
	5.755710	4.499262	-21.83%	0	2002
	7.588692	5.755710	-24.15%	0	2001
	10.000000	7.588692	-24.51%	0	2000*

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	11.073860	11.689121	5.56%	0	2005
	10.190182	11.073860	8.67%	0	2004
	8.341470	10.190182	22.16%	0	2003
	11.113625	8.341470	-24.94%	0	2002
	11.281857	11.113625	-1.49%	0	2001
	10.000000	11.281857	12.82%	0	2000*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.080299	12.644168	4.67%	0	2005
	10.154841	12.080299	18.96%	0	2004
	7.551312	10.154841	34.48%	0	2003
	10.000000	7.551312	-24.49%	0	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	5.877830	5.944596	1.14%	0	2005
	5.670198	5.877830	3.66%	0	2004
	4.610579	5.670198	22.98%	0	2003
	6.648678	4.610579	-30.65%	0	2002
	8.800025	6.648678	-24.45%	0	2001
	10.000000	8.800025	-12.00%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	7.938978	8.112547	2.19%	0	2005
	7.351863	7.938978	7.99%	0	2004
	5.868053	7.351863	25.29%	0	2003
	7.744438	5.868053	-24.23%	0	2002
	9.036946	7.744438	-14.30%	0	2001
	10.000000	9.036946	-9.63%	197	2000*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.496247	8.655977	1.88%	0	2005
	8.286969	8.496247	2.53%	0	2004
	7.007185	8.286969	18.26%	0	2003
	8.620573	7.007185	-18.72%	0	2002
	9.740687	8.620573	-11.50%	0	2001
	10.000000	9.740687	-2.59%	197	2000*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	11.735886	12.119579	3.27%	0	2005
	10.799675	11.735886	8.67%	0	2004
	8.402237	10.799675	28.53%	0	2003
	10.644833	8.402237	-21.07%	0	2002
	10.000000	10.644833	6.45%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	13.396995	14.631179	9.21%	0	2005
	11.436400	13.396995	17.14%	0	2004
	8.593191	11.436400	33.09%	0	2003
	10.031243	8.593191	-14.34%	0	2002
	10.000000	10.031243	0.31%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.617862	12.475631	-1.13%	0	2005
	12.476492	12.617862	1.13%	0	2004
	12.215805	12.476492	2.13%	0	2003*
	11.450466	12.215805	6.68%	0	2002
	10.862915	11.450466	5.41%	0	2001
	10.000000	10.862915	8.63%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Equity - Income Portfolio: Service Class - Q/NQ	11.369410	11.736316	3.23%	0	2005
	10.458473	11.369410	8.71%	0	2004
	8.228682	10.458473	27.10%	0	2003
	10.157909	8.228682	-18.99%	0	2002
	10.967362	10.157909	-7.38%	0	2001
	10.000000	10.967362	9.67%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	6.109604	6.301719	3.14%	0	2005
	6.062008	6.109604	0.79%	0	2004
	4.677524	6.062008	29.60%	0	2003
	6.866341	4.677524	-31.88%	0	2002
	8.552504	6.866341	-19.72%	0	2001
	10.000000	8.552504	-14.47%	170	2000*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.849692	8.855830	0.07%	0	2005
	8.283036	8.849692	6.84%	0	2004
	6.683879	8.283036	23.93%	0	2003
	6.609095	6.683879	1.13%	0	2002
	7.687098	6.609095	-14.02%	0	2001
	10.000000	7.687098	-23.13%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	7.648150	8.881457	16.13%	0	2005
	6.904847	7.648150	10.76%	0	2004
	4.940077	6.904847	39.77%	0	2003
	6.354429	4.940077	-22.26%	0	2002
	8.271345	6.354429	-23.18%	0	2001
	10.000000	8.271345	-17.29%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	11.882005	13.792574	16.08%	0	2005
	10.726400	11.882005	10.77%	0	2004
	7.671655	10.726400	39.82%	0	2003
	10.000000	7.671655	-23.28%	0	2002*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	9.715084	11.080287	14.05%	0	2005
	8.630103	9.715084	12.57%	0	2004
	6.888902	8.630103	25.28%	0	2003
	7.792914	6.888902	-11.60%	0	2002
	9.112186	7.792914	-14.48%	0	2001
	10.000000	9.112186	-8.88%	0	2000*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.235614	10.198448	-0.36%	0	2005
	10.053100	10.235614	1.82%	0	2004
	10.000000	10.053100	0.53%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.046363	7.487253	6.26%	0	2005
	6.743547	7.046363	4.49%	0	2004
	5.328641	6.743547	26.55%	0	2003
	6.992348	5.328641	-23.79%	0	2002
	8.374665	6.992348	-16.51%	0	2001
	10.000000	8.374665	-16.25%	117	2000*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	12.659004	12.671724	0.10%	0	2005
	11.378628	12.659004	11.25%	0	2004
	7.388252	11.378628	54.01%	0	2003
	10.000000	7.388252	-26.12%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class I - Q/NQ	11.713722	12.631213	7.83%	0	2005
	10.096197	11.713722	16.02%	0	2004
	7.803882	10.096197	29.37%	0	2003
	10.000000	7.803882	-21.96%	0	2002*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	11.943568	11.935199	-0.07%	0	2005
	11.114956	11.943568	7.45%	0	2004
	9.313744	11.114956	19.34%	0	2003
	9.244593	9.313744	0.75%	0	2002
	9.089988	9.244593	1.70%	0	2001
	10.000000	9.089988	-9.10%	0	2000*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.372432	3.72%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class I - Q/NQ	12.603584	16.317327	29.47%	0	2005
	10.694877	12.603584	17.85%	0	2004
	6.630188	10.694877	61.31%	0	2003
	8.013930	6.630188	-17.27%	0	2002
	8.661369	8.013930	-7.48%	0	2001
	10.000000	8.661369	-13.39%	0	2000*

GVIT Gartmore GVIT Emerging Markets Fund: Class III - Q/NQ	14.159261	18.333827	29.48%	0	2005
	12.013648	14.159261	17.86%	0	2004
	7.449736	12.013648	61.26%	0	2003
	10.000000	7.449736	-25.50%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Financial Services Fund: Class III - Q/NQ	14.234819	15.446317	8.51%	0	2005
	12.040805	14.234819	18.22%	0	2004
	8.720889	12.040805	38.07%	0	2003
	10.000000	8.720889	-12.79%	0	2002*

GVIT Gartmore GVIT Global Health Sciences Fund: Class III - Q/NQ	11.732710	12.416600	5.83%	0	2005
	11.146865	11.732710	5.26%	0	2004
	8.350153	11.146865	33.49%	0	2003
	10.000000	8.350153	-16.50%	0	2002*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class I - Q/NQ	2.879959	2.796507	-2.90%	0	2005
	2.828770	2.879959	1.81%	0	2004
	1.867011	2.828770	51.51%	0	2003
	3.343442	1.867011	-44.16%	0	2002
	5.982301	3.343442	-44.11%	0	2001
	10.000000	5.982301	-40.18%	0	2000*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class III - Q/NQ	10.904296	10.588744	-2.89%	0	2005
	10.714010	10.904296	1.78%	0	2004
	7.073292	10.714010	51.47%	0	2003
	10.000000	7.073292	-29.27%	0	2002*

GVIT Gartmore GVIT Global Utilities Fund: Class III - Q/NQ	12.063261	12.537375	3.93%	0	2005
	9.511280	12.063261	26.83%	0	2004
	7.848070	9.511280	21.19%	0	2003
	10.000000	7.848070	-21.52%	0	2002*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	12.560166	12.659640	0.79%	0	2005
	12.462463	12.560166	0.78%	0	2004
	12.518543	12.462463	-0.45%	0	2003
	11.556910	12.518543	8.32%	0	2002
	11.041543	11.556910	4.67%	0	2001
	10.000000	11.041543	10.42%	0	2000*

GVIT Gartmore GVIT Growth Fund: Class I - Q/NQ	4.893893	5.087297	3.95%	0	2005
	4.636063	4.893893	5.56%	0	2004
	3.578377	4.636063	29.56%	0	2003
	5.143941	3.578377	-30.44%	0	2002
	7.335214	5.143941	-29.87%	0	2001
	10.000000	7.335214	-26.65%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT International Growth Fund: Class III - Q/NQ	11.364890	14.440324	27.06%	0	2005
	10.182761	11.364890	11.61%	0	2004
	7.709045	10.182761	32.09%	0	2003
	10.000000	7.709045	-22.91%	0	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.569491	10.657666	0.83%	0	2005
	10.347959	10.569491	2.14%	0	2004
	9.825513	10.347959	5.32%	0	2003
	10.000000	9.825513	-1.74%	0	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.940679	11.157886	1.99%	0	2005
	10.460793	10.940679	4.59%	0	2004
	9.426591	10.460793	10.97%	0	2003
	10.000000	9.426591	-5.73%	0	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.193233	11.509236	2.82%	0	2005
	10.470005	11.193233	6.91%	0	2004
	8.935577	10.470005	17.17%	0	2003
	10.000000	8.935577	-10.64%	0	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.485200	12.003160	4.51%	0	2005
	10.498029	11.485200	9.40%	0	2004
	8.493057	10.498029	23.61%	0	2003
	10.000000	8.493057	-15.07%	0	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.666718	12.290743	5.35%	0	2005
	10.483124	11.666718	11.29%	0	2004
	8.145007	10.483124	28.71%	0	2003
	10.000000	8.145007	-18.55%	0	2002*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class I - Q/NQ	4.921367	5.271581	7.12%	0	2005
	4.371832	4.921367	12.57%	0	2004
	3.196336	4.371832	38.78%	0	2003
	5.199883	3.196336	-38.53%	0	2002
	7.646435	5.199883	-32.00%	0	2001
	10.000000	7.646435	-23.54%	22	2000*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.988145	10.009188	0.21%	0	2005
	10.151390	9.988145	-1.61%	0	2004
	10.336347	10.151390	-1.79%	0	2003
	10.463756	10.336347	-1.22%	0	2002
	10.349558	10.463756	1.10%	0	2001
	10.000000	10.349558	3.50%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Nationwide Fund: Class I - Q/NQ	9.119789	9.563993	4.87%	0	2005
	8.513795	9.119789	7.12%	0	2004
	6.840823	8.513795	24.46%	0	2003
	8.481026	6.840823	-19.34%	0	2002
	9.855917	8.481026	-13.95%	0	2001
	10.000000	9.855917	-1.44%	0	2000*

GVIT Gartmore GVIT Nationwide Leaders Fund: Class III - Q/NQ	12.834046	13.817278	7.66%	0	2005
	11.071268	12.834046	15.92%	0	2004
	9.031619	11.071268	22.58%	0	2003
	10.000000	9.031619	-9.68%	0	2002*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III - Q/NQ	12.096479	13.222719	9.31%	0	2005
	11.022073	12.096479	9.75%	0	2004
	7.410076	11.022073	48.74%	0	2003
	10.000000	7.410076	-25.90%	0	2002*

GVIT Gartmore Worldwide Leaders Fund: Class I - Q/NQ	7.553777	8.798854	16.48%	0	2005
	6.691231	7.553777	12.89%	0	2004
	5.038678	6.691231	32.80%	0	2003
	6.919663	5.038678	-27.18%	0	2002
	8.733904	6.919663	-20.77%	0	2001
	10.000000	8.733904	-12.66%	0	2000*

GVIT Gartmore GVIT Worldwide Leaders Fund: Class III - Q/NQ	15.201585	17.707270	16.48%	0	2005
	13.465767	15.201585	12.89%	0	2004
	10.000000	13.465767	34.66%	0	2003*

GVIT GVIT International Value Fund: Class III - Q/NQ	16.066476	17.572265	9.37%	0	2005
	13.688032	16.066476	17.38%	0	2004
	10.000000	13.688032	36.88%	0	2003*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	13.065042	14.295375	9.42%	0	2005
	11.566587	13.065042	12.96%	0	2004
	8.800981	11.566587	31.42%	0	2003
	10.647064	8.800981	-17.34%	0	2002
	11.054931	10.647064	-3.69%	0	2001
	10.000000	11.054931	10.55%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Cap Growth Fund: Class I - Q/NQ	6.346423	6.695785	5.50%	0	2005
	5.733278	6.346423	10.69%	0	2004
	4.374956	5.733278	31.05%	0	2003
	6.719609	4.374956	-34.89%	0	2002
	7.723216	6.719609	-12.99%	0	2001
	10.000000	7.723216	-22.77%	53	2000*

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	17.111430	17.215222	0.61%	0	2005
	14.946527	17.111430	14.48%	0	2004
	9.762798	14.946527	53.10%	0	2003
	13.733887	9.762798	-28.91%	0	2002
	10.971289	13.733887	25.18%	0	2001
	10.000000	10.971289	9.71%	0	2000*

GVIT GVIT Small Company Fund: Class I - Q/NQ	11.767300	12.900521	9.63%	0	2005
	10.129639	11.767300	16.17%	0	2004
	7.359850	10.129639	37.63%	0	2003
	9.121780	7.359850	-19.32%	0	2002
	10.019378	9.121780	-8.96%	0	2001
	10.000000	10.019378	0.19%	0	2000*

GVIT J.P. Morgan GVIT Balanced Fund: Class I - Q/NQ	9.598894	9.607373	0.09%	0	2005
	9.065140	9.598894	5.89%	0	2004
	7.843586	9.065140	15.57%	0	2003
	9.165076	7.843586	-14.42%	0	2002
	9.750097	9.165076	-6.00%	0	2001
	10.000000	9.750097	-2.50%	0	2000*

GVIT Van Kampen GVIT Comstock Value Fund: Class I - Q/NQ	7.835119	7.972419	1.75%	0	2005
	6.832137	7.835119	14.68%	0	2004
	5.325875	6.832137	28.28%	0	2003
	7.290029	5.325875	-26.94%	0	2002
	8.503946	7.290029	-14.27%	0	2001
	10.000000	8.503946	-14.96%	0	2000*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	12.581693	12.548275	-0.27%	0	2005
	12.100413	12.581693	3.98%	0	2004
	11.058066	12.100413	9.43%	0	2003
	10.568241	11.058066	4.63%	0	2002
	10.394163	10.568241	1.67%	0	2001
	10.000000	10.394163	3.94%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	11.301365	12.047181	6.60%	0	2005
	10.000000	11.301365	13.01%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.810930	7.482729	9.86%	0	2005
	5.915457	6.810930	15.14%	0	2004
	5.040861	5.915457	17.35%	0	2003
	6.143541	5.040861	-17.95%	0	2002
	8.053910	6.143541	-23.72%	0	2001
	10.000000	8.053910	-19.46%	151	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.184614	3.467458	8.88%	0	2005
	3.244554	3.184614	-1.85%	0	2004
	2.269481	3.244554	42.96%	0	2003
	3.936867	2.269481	-42.35%	0	2002
	6.436409	3.936867	-38.83%	0	2001
	10.000000	6.436409	-35.64%	158	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	9.949473	10.811429	8.66%	0	2005
	10.109691	9.949473	-1.58%	0	2004
	7.039813	10.109691	43.61%	0	2003
	10.000000	7.039813	-29.60%	0	2002*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	6.662236	8.579948	28.78%	0	2005
	5.751283	6.662236	15.84%	0	2004
	4.379992	5.751283	31.31%	0	2003
	6.044928	4.379992	-27.54%	0	2002
	8.090205	6.044928	-25.28%	0	2001
	10.000000	8.090205	-19.10%	68	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	11.688875	15.062331	28.86%	0	2005
	10.088564	11.688875	15.86%	0	2004
	7.682372	10.088564	31.32%	0	2003
	10.000000	7.682372	-23.18%	0	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	13.877326	15.023383	8.26%	0	2005
	12.104452	13.877326	14.65%	0	2004
	10.000000	12.104452	21.04%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	10.099425	10.684961	5.80%	0	2005
	8.934708	10.099425	13.04%	0	2004
	6.947557	8.934708	28.60%	0	2003
	9.678498	6.947557	-28.22%	0	2002
	10.069841	9.678498	-3.89%	0	2001
	10.000000	10.069841	0.70%	0	2000*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.774634	9.678381	-0.98%	0	2005
	9.937559	9.774634	-1.64%	0	2004
	10.000000	9.937559	-0.62%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	5.943369	6.598347	11.02%	0	2005
	5.235657	5.943369	13.52%	0	2004
	4.188500	5.235657	25.00%	0	2003
	6.073731	4.188500	-31.04%	0	2002
	8.260056	6.073731	-26.47%	0	2001
	10.000000	8.260056	-17.40%	133	2000*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	10.761093	12.399180	15.22%	0	2005
	9.267150	10.761093	16.12%	0	2004
	7.028558	9.267150	31.85%	0	2003
	9.493735	7.028558	-25.97%	0	2002
	10.011830	9.493735	-5.17%	0	2001
	10.000000	10.011830	0.12%	0	2000*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.201903	11.683597	4.30%	0	2005
	10.000000	11.201903	12.02%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	7.891667	8.095563	2.58%	0	2005
	7.561233	7.891667	4.37%	0	2004
	5.916245	7.561233	27.80%	0	2003
	8.288106	5.916245	-28.62%	0	2002
	9.715281	8.288106	-14.69%	0	2001
	10.000000	9.715281	-2.85%	153	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.002822	11.160451	11.57%	0	2005
	8.600537	10.002822	16.30%	0	2004
	6.161154	8.600537	39.59%	0	2003
	8.107471	6.161154	-24.01%	0	2002
	9.445238	8.107471	-14.16%	0	2001
	10.000000	9.445238	-5.55%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	16.429740	18.335929	11.60%	0	2005
	14.122638	16.429740	16.34%	0	2004
	10.000000	14.122638	41.23%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	8.216343	8.499012	3.44%	0	2005
	7.690823	8.216343	6.83%	0	2004
	6.218284	7.690823	23.68%	0	2003*
	7.846313	6.218284	-20.75%	0	2002
	8.949821	7.846313	-12.33%	0	2001
	10.000000	8.949821	-10.50%	60	2000

Oppenheimer Variable Account Funds - Oppenheimer Mid Cap Fund/VA: Non-Service Shares - Q/NQ	5.152134	5.648793	9.64%	0	2005
	4.407179	5.152134	16.90%	0	2004
	3.595351	4.407179	22.58%	0	2003
	5.101730	3.595351	-29.53%	0	2002
	7.606620	5.101730	-32.93%	0	2001
	10.000000	7.606620	-23.93%	53	2000*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	16.742259	18.343605	9.56%	0	2005
	15.585652	16.742259	7.42%	0	2004
	12.488695	15.585652	24.80%	0	2003
	11.715373	12.488695	6.60%	0	2002
	10.903768	11.715373	7.44%	0	2001
	10.000000	10.903768	9.04%	0	2000*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	11.491461	12.457976	8.41%	0	2005
	10.029876	11.491461	14.57%	0	2004
	8.065042	10.029876	24.36%	0	2003
	10.000000	8.065042	-19.35%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	6.507176	7.467368	14.76%	0	2005
	5.482983	6.507176	18.68%	0	2004
	3.962632	5.482983	38.37%	0	2003
	5.897937	3.962632	-32.81%	0	2002
	8.550613	5.897937	-31.02%	0	2001
	10.000000	8.550613	-14.49%	0	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	22.486952	25.691649	14.25%	0	2005
	16.891780	22.486952	33.12%	0	2004
	12.585572	16.891780	34.22%	0	2003
	12.997412	12.585572	-3.17%	0	2002
	12.125541	12.997412	7.19%	0	2001
	11.701537	12.125541	3.62%	0	2000

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	9.434479	12.155365	28.84%	0	2005
	7.678378	9.434479	22.87%	0	2004
	5.102097	7.678378	50.49%	0	2003
	5.383953	5.102097	-5.24%	0	2002
	5.619062	5.383953	-4.18%	0	2001
	10.000000	5.619062	-43.81%	68	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	12.525281	16.121343	28.71%	0	2005
	10.000000	12.525281	25.25%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	15.309715	22.665434	48.05%	0	2005
	12.626672	15.309715	21.25%	0	2004
	8.935157	12.626672	41.31%	0	2003
	9.421979	8.935157	-5.17%	0	2002
	10.781257	9.421979	-12.61%	0	2001
	10.000000	10.781257	7.81%	0	2000*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	12.383498	18.326634	47.99%	0	2005
	10.000000	12.383498	23.83%	0	2004*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	10.125056	10.747162	6.14%	0	2005
	9.459625	10.125056	7.03%	0	2004
	7.180864	9.459625	31.73%	0	2003
	9.610903	7.180864	-25.28%	0	2002
	9.817514	9.610903	-2.10%	0	2001
	10.000000	9.817514	-1.82%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	10.065077	10.598888	5.30%	0	2005
	8.723102	10.065077	15.38%	0	2004
	6.523295	8.723102	33.72%	0	2003
	9.133456	6.523295	-28.58%	0	2002
	9.697377	9.133456	-5.82%	0	2001
	10.000000	9.697377	-3.03%	0	2000*

Optional Benefits Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Balanced Fund: Series I Shares - Q/NQ	9.638386	9.900107	2.72%	0	2005
	9.189361	9.638386	4.89%	0	2004
	8.095428	9.189361	13.51%	0	2003
	10.010781	8.095428	-19.13%	0	2002
	10.000000	10.010781	0.11%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Blue Chip Fund: Series I Shares - Q/NQ	8.965003	9.051989	0.97%	0	2005
	8.779806	8.965003	2.11%	0	2004
	7.191815	8.779806	22.08%	0	2003
	9.984939	7.191815	-27.97%	0	2002
	10.000000	9.984939	-0.15%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	9.975764	10.592015	6.18%	0	2005
	9.590800	9.975764	4.01%	0	2004
	7.590652	9.590800	26.35%	0	2003
	10.287196	7.590652	-26.21%	0	2002
	10.000000	10.287196	2.87%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	8.632401	8.897760	3.07%	0	2005
	8.366274	8.632401	3.18%	0	2004
	6.856565	8.366274	22.02%	0	2003
	10.078879	6.856565	-31.97%	0	2002
	10.000000	10.078879	0.79%	0	2001*

AIM Variable Insurance Funds - AIM V.I. Core Stock Fund: Series I Shares - Q/NQ	10.550269	10.839303	2.74%	0	2005
	9.925048	10.550269	6.30%	0	2004
	8.177199	9.925048	21.37%	0	2003
	9.930253	8.177199	-17.65%	0	2002
	10.000000	9.930253	-0.70%	0	2001*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	12.374202	14.236264	15.05%	0	2005
	10.229239	12.374202	20.97%	0	2004
	8.124730	10.229239	25.90%	0	2003
	10.000000	8.124730	-18.75%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	8.769957	8.951939	2.08%	0	2005
	7.956386	8.769957	10.23%	0	2004
	6.305225	7.956386	26.19%	0	2003
	8.016711	6.305225	-21.35%	0	2002
	8.968531	8.016711	-10.61%	0	2001
	10.000000	8.968531	-10.31%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	6.169145	6.816147	10.49%	0	2005
	5.502809	6.169145	12.11%	0	2004
	4.530476	5.502809	21.46%	0	2003
	5.832641	4.530476	-22.33%	0	2002
	8.443572	5.832641	-30.92%	0	2001
	10.000000	8.443572	-15.56%	0	2000*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	10.883268	12.008358	10.34%	0	2005
	9.694541	10.883268	12.26%	0	2004
	7.981528	9.694541	21.46%	0	2003
	10.000000	7.981528	-20.18%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.400005	10.365669	-0.33%	0	2005
	9.632782	10.400005	7.96%	0	2004
	7.905991	9.632782	21.84%	0	2003
	10.000000	7.905991	-20.94%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	15.451045	15.832394	2.47%	0	2005
	13.853343	15.451045	11.53%	0	2004
	11.011986	13.853343	25.80%	0	2003
	12.919351	11.011986	-14.76%	0	2002
	11.740322	12.919351	10.04%	0	2001
	10.000000	11.740322	17.40%	0	2000*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.480495	10.384193	-0.92%	0	2005
	10.153708	10.480495	3.22%	0	2004
	10.000000	10.153708	1.54%	0	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	10.440324	10.874598	4.16%	0	2005
	9.563401	10.440324	9.17%	0	2004
	7.812994	9.563401	22.40%	0	2003
	10.171348	7.812994	-23.19%	0	2002
	10.000000	10.171348	1.71%	0	2001*

BB&T Variable Insurance Funds - BB&T Large Cap VIF	10.592067	11.046861	4.29%	0	2005
	9.593883	10.592067	10.40%	0	2004
	7.955566	9.593883	20.59%	0	2003
	10.149383	7.955566	-21.62%	0	2002
	10.000000	10.149383	1.49%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BB&T Variable Insurance Funds - BB&T Large Cap Growth VIF	8.974542	8.920281	-0.60%	0	2005
	8.709748	8.974542	3.04%	0	2004
	6.973996	8.709748	24.89%	0	2003
	10.282828	6.973996	-32.18%	0	2002
	10.000000	10.282828	2.83%	0	2001*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	12.442344	13.884018	11.59%	0	2005
	10.883418	12.442344	14.32%	0	2004
	8.169170	10.883418	33.23%	0	2003
	10.468480	8.169170	-21.96%	0	2002
	10.000000	10.468480	4.68%	0	2001*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	5.527945	6.263583	13.31%	0	2005
	4.802752	5.527945	15.10%	0	2004
	3.334188	4.802752	44.05%	0	2003
	5.191286	3.334188	-35.77%	0	2002
	7.458568	5.191286	-30.40%	0	2001
	10.000000	7.458568	-25.41%	0	2000*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	6.528712	7.480000	14.57%	0	2005
	5.832744	6.528712	11.93%	0	2004
	4.492471	5.832744	29.83%	0	2003
	5.749970	4.492471	-21.87%	0	2002
	7.585044	5.749970	-24.19%	0	2001
	10.000000	7.585044	-24.15%	0	2000*

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	11.045839	11.653581	5.50%	0	2005
	10.169612	11.045839	8.62%	0	2004
	8.328896	10.169612	22.10%	0	2003
	11.102575	8.328896	-24.98%	0	2002
	11.276456	11.102575	-1.54%	0	2001
	10.000000	11.276456	12.76%	0	2000*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.063779	12.620426	4.61%	0	2005
	10.146157	12.063779	18.90%	0	2004
	7.548712	10.146157	34.41%	0	2003
	10.000000	7.548712	-24.51%	0	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	5.862953	5.926521	1.08%	0	2005
	5.658741	5.862953	3.61%	0	2004
	4.603615	5.658741	22.92%	0	2003
	6.642052	4.603615	-30.69%	0	2002
	8.795800	6.642052	-24.49%	0	2001
	10.000000	8.795800	-12.04%	197	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	7.918907	8.087911	2.13%	0	2005
	7.337030	7.918907	7.93%	0	2004
	5.859215	7.337030	25.22%	0	2003
	7.736742	5.859215	-24.27%	0	2002
	9.032608	7.736742	-14.35%	0	2001
	10.000000	9.032608	-9.67%	216	2000*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.474757	8.629682	1.83%	0	2005
	8.270247	8.474757	2.47%	0	2004
	6.996621	8.270247	18.20%	0	2003
	8.611999	6.996621	-18.76%	0	2002
	9.736014	8.611999	-11.54%	0	2001
	10.000000	9.736014	-2.64%	0	2000*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	11.717119	12.094028	3.22%	0	2005
	10.787935	11.717119	8.61%	0	2004
	8.397391	10.787935	28.47%	0	2003
	10.644163	8.397391	-21.11%	0	2002
	10.000000	10.644163	6.44%	0	2001*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	13.375560	14.600308	9.16%	0	2005
	11.423943	13.375560	17.08%	0	2004
	8.588233	11.423943	33.02%	0	2003
	10.030610	8.588233	-14.38%	0	2002
	10.000000	10.030610	0.31%	0	2001*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.585955	12.437731	-1.18%	0	2005
	12.451334	12.585955	1.08%	0	2004
	12.197409	12.451334	2.08%	0	2003
	11.439082	12.197409	6.63%	0	2002
	10.857701	11.439082	5.35%	0	2001
	10.000000	10.857701	8.58%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Equity - Income Portfolio: Service Class - Q/NQ	11.340659	11.700648	3.17%	0	2005
	10.437374	11.340659	8.65%	0	2004
	8.216273	10.437374	27.03%	0	2003
	10.147800	8.216273	-19.03%	0	2002
	10.962107	10.147800	-7.43%	0	2001
	10.000000	10.962107	9.62%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	6.094135	6.282553	3.09%	0	2005
	6.049763	6.094135	0.73%	0	2004
	4.670462	6.049763	29.53%	0	2003
	6.859489	4.670462	-31.91%	0	2002
	8.548387	6.859489	-19.76%	0	2001
	10.000000	8.548387	-14.52%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.827289	8.828895	0.02%	0	2005
	8.266300	8.827289	6.79%	0	2004
	6.673792	8.266300	23.86%	0	2003
	6.602512	6.673792	1.08%	0	2002
	7.683407	6.602512	-14.07%	0	2001
	10.000000	7.683407	-23.17%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	7.628811	8.854476	16.07%	0	2005
	6.890913	7.628811	10.71%	0	2004
	4.932622	6.890913	39.70%	0	2003
	6.348100	4.932622	-22.30%	0	2002
	8.267371	6.348100	-23.22%	0	2001
	10.000000	8.267371	-17.33%	0	2000*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	11.865777	13.766718	16.02%	0	2005
	10.717238	11.865777	10.72%	0	2004
	7.669015	10.717238	39.75%	0	2003
	10.000000	7.669015	-23.31%	0	2002*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	9.690489	11.046593	13.99%	0	2005
	8.612665	9.690489	12.51%	0	2004
	6.878504	8.612665	25.21%	0	2003
	7.785144	6.878504	-11.65%	0	2002
	9.107809	7.785144	-14.52%	0	2001
	10.000000	9.107809	-8.92%	160	2000*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.226848	10.184508	-0.41%	0	2005
	10.049647	10.226848	1.76%	0	2004
	10.000000	10.049647	0.50%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.028524	7.464486	6.20%	0	2005
	6.729925	7.028524	4.44%	0	2004
	5.320604	6.729925	26.49%	0	2003
	6.985392	5.320604	-23.83%	0	2002
	8.370642	6.985392	-16.55%	0	2001
	10.000000	8.370642	-16.29%	0	2000*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	12.641681	12.647917	0.05%	0	2005
	11.368890	12.641681	11.20%	0	2004
	7.385709	11.368890	53.93%	0	2003
	10.000000	7.385709	-26.14%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class I - Q/NQ	11.697712	12.607510	7.78%	0	2005
	10.087568	11.697712	15.96%	0	2004
	7.801203	10.087568	29.31%	0	2003
	10.000000	7.801203	-21.99%	0	2002*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	11.913388	11.898963	-0.12%	0	2005
	11.092544	11.913388	7.40%	0	2004
	9.299722	11.092544	19.28%	0	2003
	9.235409	9.299722	0.70%	0	2002
	9.085630	9.235409	1.65%	0	2001
	10.000000	9.085630	-9.14%	0	2000*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.368901	3.69%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class I - Q/NQ	12.576146	16.273485	29.40%	0	2005
	10.677068	12.576146	17.79%	0	2004
	6.622531	10.677068	61.22%	0	2003
	8.008785	6.622531	-17.31%	0	2002
	8.660293	8.008785	-7.52%	0	2001
	10.000000	8.660293	-13.40%	0	2000*

GVIT Gartmore GVIT Emerging Markets Fund: Class III - Q/NQ	14.139930	18.299455	29.42%	0	2005
	12.003396	14.139930	17.80%	0	2004
	7.447184	12.003396	61.18%	0	2003
	10.000000	7.447184	-25.53%	0	2002*

GVIT Gartmore GVIT Global Financial Services Fund: Class III - Q/NQ	14.213439	15.415243	8.46%	0	2005
	12.028882	14.213439	18.16%	0	2004
	8.716720	12.028882	38.00%	0	2003
	10.000000	8.716720	-12.83%	0	2002*

GVIT Gartmore GVIT Global Health Sciences Fund: Class III - Q/NQ	11.715095	12.391620	5.77%	0	2005
	11.135833	11.715095	5.20%	0	2004
	8.346160	11.135833	33.42%	0	2003
	10.000000	8.346160	-16.54%	0	2002*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class I - Q/NQ	2.873687	2.788985	-2.95%	0	2005
	2.824056	2.873687	1.76%	0	2004
	1.864849	2.824056	51.44%	0	2003
	3.341300	1.864849	-44.19%	0	2002
	5.981558	3.341300	-44.14%	0	2001
	10.000000	5.981558	-40.18%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Technology and Communications Fund: Class III - Q/NQ	10.889418	10.568881	-2.94%	0	2005
	10.704872	10.889418	1.72%	0	2004
	7.070862	10.704872	51.39%	0	2003
	10.000000	7.070862	-29.29%	0	2002*

GVIT Gartmore GVIT Global Utilities Fund: Class III - Q/NQ	12.045164	12.512169	3.88%	0	2005
	9.501881	12.045164	26.77%	0	2004
	7.844324	9.501881	21.13%	0	2003
	10.000000	7.844324	-21.56%	0	2002*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	12.528413	12.621196	0.74%	0	2005
	12.437327	12.528413	0.73%	0	2004
	12.499700	12.437327	-0.50%	0	2003
	11.545436	12.499700	8.27%	0	2002
	11.036248	11.545436	4.61%	0	2001
	10.000000	11.036248	10.36%	0	2000*

GVIT Gartmore GVIT Growth Fund: Class I - Q/NQ	4.881515	5.071828	3.90%	0	2005
	4.626703	4.881515	5.51%	0	2004
	3.572971	4.626703	29.49%	0	2003
	5.138809	3.572971	-30.47%	0	2002
	7.331689	5.138809	-29.91%	0	2001
	10.000000	7.331689	-26.68%	0	2000*

GVIT Gartmore GVIT International Growth Fund: Class III - Q/NQ	11.349344	14.413215	27.00%	0	2005
	10.174050	11.349344	11.55%	0	2004
	7.706402	10.174050	32.02%	0	2003
	10.000000	7.706402	-22.94%	0	2002*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.553629	10.636240	0.78%	0	2005
	10.337721	10.553629	2.09%	0	2004
	9.820822	10.337721	5.26%	0	2003
	10.000000	9.820822	-1.79%	0	2002*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.924249	11.135439	1.93%	0	2005
	10.450438	10.924249	4.53%	0	2004
	9.422084	10.450438	10.91%	0	2003
	10.000000	9.422084	-5.78%	0	2002*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.176426	11.486080	2.77%	0	2005
	10.459641	11.176426	6.85%	0	2004
	8.931301	10.459641	17.11%	0	2003
	10.000000	8.931301	-10.69%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.467953	11.979026	4.46%	0	2005
	10.487635	11.467953	9.35%	0	2004
	8.489003	10.487635	23.54%	0	2003
	10.000000	8.489003	-15.11%	0	2002*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.649202	12.266025	5.29%	0	2005
	10.472747	11.649202	11.23%	0	2004
	8.141111	10.472747	28.64%	0	2003
	10.000000	8.141111	-18.59%	0	2002*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class I - Q/NQ	4.908895	5.255536	7.06%	0	2005
	4.362983	4.908895	12.51%	0	2004
	3.191501	4.362983	36.71%	0	2003
	5.194690	3.191501	-38.56%	0	2002
	7.642749	5.194690	-32.03%	0	2001
	10.000000	7.642749	-23.57%	101	2000*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.962589	9.978479	0.16%	0	2005
	10.130604	9.962589	-1.66%	0	2004
	10.320468	10.130604	-1.84%	0	2003
	10.453036	10.320468	-1.27%	0	2002
	10.344284	10.453036	1.05%	0	2001
	10.000000	10.344284	3.44%	0	2000

GVIT Gartmore GVIT Nationwide Fund: Class I - Q/NQ	9.096701	9.534909	4.82%	0	2005
	8.496599	9.096701	7.06%	0	2004
	6.830502	8.496599	24.39%	0	2003
	8.472584	6.830502	-19.38%	0	2002
	9.851191	8.472584	-13.99%	0	2001
	10.000000	9.851191	-1.49%	0	2000*

GVIT Gartmore GVIT Nationwide Leaders Fund: Class III - Q/NQ	12.814788	13.789507	7.61%	0	2005
	11.060313	12.814788	15.86%	0	2004
	9.027303	11.060313	22.52%	0	2003
	10.000000	9.027303	-9.73%	0	2002*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III - Q/NQ	12.078304	13.196105	9.25%	0	2005
	11.011152	12.078304	9.69%	0	2004
	7.406529	11.011152	48.67%	0	2003
	10.000000	7.406529	-25.93%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore Worldwide Leaders Fund: Class I - Q/NQ	7.534671	8.772108	16.42%	0	2005
	6.677724	7.534671	12.83%	0	2004
	5.031076	6.677724	32.73%	0	2003
	6.912779	5.031076	-27.22%	0	2002
	8.729715	6.912779	-20.81%	0	2001
	10.000000	8.729715	-12.70%	0	2000*

GVIT Gartmore GVIT Worldwide Leaders Fund: Class III - Q/NQ	15.188606	17.683116	16.42%	0	2005
	13.461164	15.188606	12.83%	0	2004
	10.000000	13.461164	34.61%	0	2003*

GVIT GVIT International Value Fund: Class III - Q/NQ	16.052775	17.548315	9.32%	0	2005
	13.683354	16.052775	17.32%	0	2004
	10.000000	13.683354	36.83%	0	2003*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	13.031960	14.251905	9.36%	0	2005
	11.543218	13.031960	12.90%	0	2004
	8.787699	11.543218	31.36%	0	2003
	10.636471	8.787699	-17.38%	0	2002
	11.049626	10.636471	-3.74%	0	2001
	10.000000	11.049626	10.50%	0	2000*

GVIT GVIT Small Cap Growth Fund: Class I - Q/NQ	6.330354	6.675420	5.45%	0	2005
	5.721698	6.330354	10.64%	0	2004
	4.368354	5.721698	30.98%	0	2003
	6.712914	4.368354	-34.93%	0	2002
	7.719496	6.712914	-13.04%	0	2001
	10.000000	7.719496	-22.81%	0	2000*

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	17.068141	17.162902	0.56%	0	2005
	14.916356	17.068141	14.43%	0	2004
	9.748079	14.916356	53.02%	0	2003
	13.720222	9.748079	-28.95%	0	2002
	10.966031	13.720222	25.12%	0	2001
	10.000000	10.966031	9.66%	0	2000*

GVIT GVIT Small Company Fund: Class I - Q/NQ	11.737508	12.861283	9.57%	0	2005
	10.109169	11.737508	16.11%	0	2004
	7.348737	10.109169	37.56%	0	2003
	9.112687	7.348737	-19.36%	0	2002
	10.014564	9.112687	-9.01%	0	2001
	10.000000	10.014564	0.15%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT J.P. Morgan GVIT Balanced Fund: Class I - Q/NQ	9.574594	9.578164	0.04%	0	2005
	9.046832	9.574594	5.83%	0	2004
	7.831749	9.046832	15.51%	0	2003
	9.155957	7.831749	-14.46%	0	2002
	9.745414	9.155957	-6.05%	0	2001
	10.000000	9.745414	-2.55%	0	2000*

GVIT Van Kampen GVIT Comstock Value Fund: Class I - Q/NQ	7.815310	7.948201	1.70%	0	2005
	6.818353	7.815310	14.62%	0	2004
	5.317842	6.818353	28.22%	0	2003
	7.282769	5.317842	-26.98%	0	2002
	8.499857	7.282769	-14.32%	0	2001
	10.000000	8.499857	-15.00%	0	2000*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	12.549903	12.510181	-0.32%	0	2005
	12.076034	12.549903	3.92%	0	2004
	11.041436	12.076034	9.37%	0	2003
	10.557755	11.041436	4.58%	0	2002
	10.389196	10.557755	1.62%	0	2001
	10.000000	10.389196	3.89%	0	2000*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	11.297537	12.036948	6.54%	0	2005
	10.000000	11.297537	12.98%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.793747	7.460044	9.81%	0	2005
	5.903562	6.793747	15.08%	0	2004
	5.033303	5.903562	17.29%	0	2003
	6.137475	5.033303	-17.99%	0	2002
	8.050109	6.137475	-23.76%	0	2001
	10.000000	8.050109	-19.50%	42	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.176568	3.456924	8.83%	0	2005
	3.238028	3.176568	-1.90%	0	2004
	2.266074	3.238028	42.89%	0	2003
	3.932974	2.266074	-42.38%	0	2002
	6.433369	3.932974	-38.87%	0	2001
	10.000000	6.433369	-35.67%	66	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	9.935881	10.791154	8.61%	0	2005
	10.101053	9.935881	-1.64%	0	2004
	7.037391	10.101053	43.53%	0	2003
	10.000000	7.037391	-29.63%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	6.645414	8.553915	28.72%	0	2005
	5.739703	6.645414	15.78%	0	2004
	4.373412	5.739703	31.24%	0	2003
	6.038949	4.373412	-27.58%	0	2002
	8.086380	6.038949	-25.32%	0	2001
	10.000000	8.086380	-19.14%	36	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	11.672911	15.034088	28.79%	0	2005
	10.079948	11.672911	15.80%	0	2004
	7.679735	10.079948	31.25%	0	2003
	10.000000	7.679735	-23.20%	0	2002*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	13.865464	15.002874	8.20%	0	2005
	12.100319	13.865464	14.59%	0	2004
	10.000000	12.100319	21.00%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	10.073890	10.652500	5.74%	0	2005
	8.916682	10.073890	12.98%	0	2004
	6.937086	8.916682	28.54%	0	2003
	9.668868	6.937086	-28.25%	0	2002
	10.065012	9.668868	-3.94%	0	2001
	10.000000	10.065012	0.65%	0	2000*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.766286	9.665177	-1.04%	0	2005
	9.934163	9.766286	-1.69%	0	2004
	10.000000	9.934163	-0.66%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	5.928296	6.578261	10.96%	0	2005
	5.225070	5.928296	13.46%	0	2004
	4.182171	5.225070	24.94%	0	2003
	6.067668	4.182171	-31.07%	0	2002
	8.256079	6.067668	-26.51%	0	2001
	10.000000	8.256079	-17.44%	0	2000*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	10.733862	12.361492	15.16%	0	2005
	9.248434	10.733862	16.06%	0	2004
	7.017962	9.248434	31.78%	0	2003
	9.484304	7.017962	-26.00%	0	2002
	10.007041	9.484304	-5.22%	0	2001
	10.000000	10.007041	0.07%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.198106	11.673683	4.25%	0	2005
	10.000000	11.198106	11.98%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	7.871690	8.070949	2.53%	0	2005
	7.545942	7.871690	4.32%	0	2004
	5.907310	7.545942	27.74%	0	2003
	8.279841	5.907310	-28.65%	0	2002
	9.710610	8.279841	-14.73%	0	2001
	10.000000	9.710610	-2.89%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	9.978911	11.128080	11.52%	0	2005
	8.584378	9.978911	16.25%	0	2004
	6.152730	8.584378	39.52%	0	2003
	8.100548	6.152730	-24.05%	0	2002
	9.442049	8.100548	-14.21%	0	2001
	10.000000	9.442049	-5.58%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	16.415707	18.310918	11.55%	0	2005
	14.117809	16.415707	16.28%	0	2004
	10.000000	14.117809	41.18%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	8.195575	8.473205	3.39%	0	2005
	7.675315	8.195575	6.78%	0	2004
	6.208918	7.675315	23.62%	0	2003
	7.838507	6.208918	-20.79%	0	2002
	8.945526	7.838507	-12.38%	0	2001
	10.000000	8.945526	-10.54%	156	2000*

Oppenheimer Variable Account Funds - Oppenheimer Mid Cap Fund/VA: Non-Service Shares - Q/NQ	5.139100	5.631618	9.58%	0	2005
	4.398280	5.139100	16.84%	0	2004
	3.589929	4.398280	22.52%	0	2003
	5.096645	3.589929	-29.56%	0	2002
	7.602962	5.096645	-32.97%	0	2001
	10.000000	7.602962	-23.97%	0	2000*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	16.699895	18.287841	9.51%	0	2005
	15.554197	16.699895	7.37%	0	2004
	12.469872	15.554197	24.73%	0	2003
	11.703713	12.469872	6.55%	0	2002
	10.898529	11.703713	7.39%	0	2001
	10.000000	10.898529	8.99%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	11.475761	12.434612	8.36%	0	2005
	10.021302	11.475761	14.51%	0	2004
	8.062277	10.021302	24.30%	0	2003
	10.000000	8.062277	-19.38%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	6.491595	7.445691	14.70%	0	2005
	5.472662	6.491595	18.62%	0	2004
	3.957201	5.472662	38.30%	0	2003
	5.892870	3.957201	-32.85%	0	2002
	8.547706	5.892870	-31.06%	0	2001
	10.000000	8.547706	-14.52%	0	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	22.430057	25.613549	14.19%	0	2005
	16.857666	22.430057	33.06%	0	2004
	12.566590	16.857666	34.15%	0	2003
	12.984466	12.566590	-3.22%	0	2002
	12.119719	12.984466	7.14%	0	2001
	11.697540	12.119719	3.61%	0	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	9.410614	12.118432	28.77%	0	2005
	7.662880	9.410614	22.81%	0	2004
	5.094403	7.662880	50.42%	0	2003
	5.378584	5.094403	-5.28%	0	2002
	5.616355	5.378584	-4.23%	0	2001
	10.000000	5.616355	-43.84%	0	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	12.521039	16.107653	28.64%	0	2005
	10.000000	12.521039	25.21%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	15.270997	22.596572	47.97%	0	2005
	12.601187	15.270997	21.19%	0	2004
	8.921690	12.601187	41.24%	0	2003
	9.412595	8.921690	-5.22%	0	2002
	10.776083	9.412595	-12.65%	0	2001
	10.000000	10.776083	7.76%	0	2000*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	12.379305	18.311083	47.92%	0	2005
	10.000000	12.379305	23.79%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	10.100868	10.716008	6.09%	0	2005
	9.441873	10.100868	6.98%	0	2004
	7.171052	9.441873	31.67%	0	2003
	9.602696	7.171052	-25.32%	0	2002
	9.814187	9.602696	-2.15%	0	2001
	10.000000	9.814187	-1.86%	0	2000*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	10.041011	10.568137	5.25%	0	2005
	8.706693	10.041011	15.33%	0	2004
	6.514362	8.706693	33.65%	0	2003
	9.125641	6.514362	-28.61%	0	2002
	9.694097	9.125641	-5.86%	0	2001
	10.000000	9.694097	-3.06%	0	2000*

Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Balanced Fund: Series I Shares - Q/NQ	10.821194	10.944618	1.14%	0	2005
	10.478179	10.821194	3.27%	0	2004
	10.000000	10.478179	4.78%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Blue Chip Fund: Series I Shares - Q/NQ	10.702990	10.641151	-0.58%	0	2005
	10.645580	10.702990	0.54%	0	2004
	10.000000	10.645580	6.46%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	11.064826	11.568276	4.55%	0	2005
	10.803962	11.064826	2.41%	0	2004
	10.000000	10.803962	8.04%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares - Q/NQ	10.854089	11.016226	1.49%	0	2005
	10.683753	10.854089	1.59%	0	2004
	10.000000	10.683753	6.84%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Core Stock Fund: Series I Shares - Q/NQ	11.279264	11.410606	1.16%	0	2005
	10.776514	11.279264	4.67%	0	2004
	10.000000	10.776514	7.77%	0	2003*

AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares - Q/NQ	10.000000	11.383207	13.83%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.904527	11.965263	0.51%	0	2005
	10.968757	11.904527	8.53%	0	2004
	10.000000	10.968757	9.69%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.115462	13.180916	8.79%	0	2005
	10.975555	12.115462	10.39%	0	2004
	10.000000	10.975555	9.76%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	12.131971	13.180964	8.65%	0	2005
	10.975558	12.131971	10.54%	0	2004
	10.000000	10.975558	9.76%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	11.247299	11.038296	-1.86%	0	2005
	10.580214	11.247299	6.31%	0	2004
	10.000000	10.580214	5.80%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	12.133993	12.242878	0.90%	0	2005
	11.049142	12.133993	9.82%	0	2004
	10.000000	11.049142	10.49%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.134326	9.887224	-2.44%	0	2005
	9.971667	10.134326	1.63%	0	2004
	10.000000	9.971667	-0.28%	0	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	11.673494	10.600292	-2.13%	0	2005
	10.859942	11.673494	7.49%	0	2004
	10.000000	10.859942	8.60%	0	2003*

BB&T Variable Insurance Funds - BB&T Large Cap VIF	12.000010	11.972652	2.56%	0	2005
	11.038814	12.000010	8.71%	0	2004
	10.000000	11.038814	10.39%	0	2003*

BB&T Variable Insurance Funds - BB&T Large Cap Growth VIF	10.830853	12.323392	2.69%	0	2005
	10.675429	10.830853	1.46%	0	2004
	10.000000	10.675429	6.75%	0	2003*

BB&T Variable Insurance Funds - BB&T Mid Cap Growth VIF - Q/NQ	11.897478	13.072553	9.88%	0	2005
	10.569293	11.897478	12.57%	0	2004
	10.000000	10.569293	5.69%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	12.328852	13.948525	12.81%	0	2005
	10.878725	12.328852	13.33%	0	2004
	10.000000	10.878725	8.79%	0	2003*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	12.364119	13.948525	12.81%	0	2005
	11.218544	12.364119	10.21%	0	2004
	10.000000	11.218544	12.19%	0	2003*

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	11.753601	12.210226	3.88%	0	2005
	10.990177	11.753601	6.95%	0	2004
	10.000000	10.990177	9.90%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.942703	13.332414	3.01%	0	2005
	11.055269	12.942703	17.07%	0	2004
	10.000000	11.055269	10.55%	0	2003*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.992090	10.940914	-0.47%	0	2005
	10.774891	10.992090	2.02%	0	2004
	10.000000	10.774891	7.75%	0	2003*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.534900	11.600461	0.57%	0	2005
	10.854168	11.534900	6.27%	0	2004
	10.000000	10.854168	8.54%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.808967	10.837811	0.27%	0	2005
	10.712816	10.808967	0.90%	0	2004
	10.000000	10.712816	7.13%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	11.660042	11.850657	1.63%	0	2005
	10.903029	11.660042	6.94%	0	2004
	10.000000	10.903029	9.03%	0	2003*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	12.856649	13.818730	7.48%	0	2005
	11.152136	12.856649	15.28%	0	2004
	10.000000	11.152136	11.52%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	9.861486	9.595884	-2.69%	0	2005
	9.908369	9.861486	-0.47%	0	2004
	10.000000	9.908369	-0.92%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Equity - Income Portfolio: Service Class - Q/NQ	11.853486	12.042275	1.59%	0	2005
	11.079669	11.853486	6.98%	0	2004
	10.000000	11.079669	10.80%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.694558	10.856195	1.51%	0	2005
	10.782503	10.694558	-0.82%	0	2004
	10.000000	10.782503	7.83%	0	2003*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.963993	10.797837	-1.52%	0	2005
	10.427515	10.963993	5.14%	0	2004
	10.000000	10.427515	4.28%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	12.305317	14.063448	14.29%	0	2005
	11.288602	12.305317	9.01%	0	2004
	10.000000	11.288602	12.89%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.307376	14.060232	14.24%	0	2005
	11.289618	12.307376	9.01%	0	2004
	10.000000	11.289618	12.90%	0	2003*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	11.998160	13.467626	12.25%	0	2005
	10.830147	11.998160	10.78%	0	2004
	10.000000	10.830147	8.30%	0	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	9.985691	9.791846	-1.94%	0	2005
	9.965907	9.985691	0.20%	0	2004
	10.000000	9.965907	-0.34%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	10.694558	10.856195	1.51%	0	2005
	10.765178	11.069975	2.83%	0	2004
	10.000000	10.765178	7.65%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	12.042450	11.863686	-1.48%	0	2005
	10.999077	12.042450	9.49%	0	2004
	10.000000	10.999077	9.99%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class I - Q/NQ	10.000000	10.851188	8.51%	0	2005*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	11.004388	10.822514	-1.65%	0	2005
	10.406133	11.004388	5.75%	0	2004
	10.000000	10.406133	4.06%	0	2003*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.262940	2.63%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class I - Q/NQ	13.766075	17.540452	27.42%	0	2005
	11.869749	13.766075	15.98%	0	2004
	10.000000	11.869749	18.70%	0	2003*

GVIT Gartmore GVIT Emerging Markets Fund: Class III - Q/NQ	13.766872	17.543805	27.43%	0	2005
	11.869135	13.766872	15.99%	0	2004
	10.000000	11.869135	18.69%	0	2003*

GVIT Gartmore GVIT Global Financial Services Fund: Class III - Q/NQ	12.927718	13.805892	6.79%	0	2005
	11.111516	12.927718	16.35%	0	2004
	10.000000	11.111516	11.12%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Health Sciences Fund: Class III - Q/NQ	10.974448	11.430215	4.15%	0	2005
	10.594708	10.974448	3.58%	0	2004
	10.000000	10.594708	5.95%	0	2003*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class I - Q/NQ	10.605427	10.134982	-4.44%	0	2005
	10.584966	10.605427	0.19%	0	2004
	10.000000	10.584966	5.85%	0	2003*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class III - Q/NQ	10.596048	10.126436	-4.43%	0	2005
	10.579097	10.596048	0.16%	0	2004
	10.000000	10.579097	5.79%	0	2003*

GVIT Gartmore GVIT Global Utilities Fund: Class III - Q/NQ	13.935684	14.254040	2.28%	0	2005
	11.164700	13.935684	24.84%	0	2004
	10.000000	11.164700	11.65%	0	2003*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	9.762819	9.684306	-0.80%	0	2005
	9.843185	9.762819	-0.82%	0	2004
	10.000000	9.843185	-1.57%	0	2003*

GVIT Gartmore GVIT Growth Fund: Class I - Q/NQ	11.084575	11.340179	2.31%	0	2005
	10.670030	11.084575	3.89%	0	2004
	10.000000	10.670030	6.70%	0	2003*

GVIT Gartmore GVIT International Growth Fund: Class III - Q/NQ	12.427603	15.540748	25.05%	0	2005
	11.314566	12.427603	9.84%	0	2004
	10.000000	11.314566	13.15%	0	2003*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.193861	10.116112	-0.76%	0	2005
	10.141238	10.193861	0.52%	0	2004
	10.000000	10.141238	1.41%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.651306	10.690743	0.37%	0	2005
	10.348422	10.651306	2.93%	0	2004
	10.000000	10.348422	3.48%	0	2003*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.115884	11.248718	1.19%	0	2005
	10.565405	11.115884	5.21%	0	2004
	10.000000	10.565405	5.65%	0	2003*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.644012	11.976471	2.86%	0	2005
	10.814880	11.644012	7.67%	0	2004
	10.000000	10.814880	8.15%	0	2003*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.019393	12.461817	3.68%	0	2005
	10.974232	12.019393	9.52%	0	2004
	10.000000	10.974232	9.74%	0	2003*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class I - Q/NQ	11.978520	12.627825	5.42%	0	2005
	10.812654	11.978520	10.78%	0	2004
	10.000000	10.812654	8.13%	0	2003*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.597465	9.465361	-1.38%	0	2005
	9.911733	9.597465	-3.17%	0	2004
	10.000000	9.911733	-0.88%	0	2003*

GVIT Gartmore GVIT Nationwide Fund: Class I - Q/NQ	11.342138	11.706272	3.21%	0	2005
	10.759298	11.342138	5.42%	0	2004
	10.000000	10.759298	7.59%	0	2003*

GVIT Gartmore GVIT Nationwide Leaders Fund: Class III - Q/NQ	12.069791	12.788796	5.96%	0	2005
	10.579935	12.069791	14.08%	0	2004
	10.000000	10.579935	5.80%	0	2003*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III - Q/NQ	11.741214	12.631194	7.58%	0	2005
	10.870974	11.741214	8.01%	0	2004
	10.000000	10.870974	8.71%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore Worldwide Leaders Fund: Class I - Q/NQ	11.741214	12.631194	7.58%	0	2005
	10.754059	11.947615	11.10%	0	2004
	10.000000	10.754059	7.54%	0	2003*

GVIT Gartmore GVIT Worldwide Leaders Fund: Class III - Q/NQ	11.961537	13.712619	14.64%	0	2005
	10.766604	11.961537	11.10%	0	2004
	10.000000	10.766604	7.67%	0	2003*

GVIT GVIT International Value Fund: Class III - Q/NQ	12.854613	13.836770	7.64%	0	2005
	11.128261	12.854613	15.51%	0	2004
	10.000000	11.128261	11.28%	0	2003*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	12.173833	13.109414	7.69%	0	2005
	10.951467	12.173833	11.16%	0	2004
	10.000000	10.951467	9.51%	0	2003*

GVIT GVIT Small Cap Growth Fund: Class I - Q/NQ	11.531851	11.974118	3.84%	0	2005
	10.585805	11.531851	8.94%	0	2004
	10.000000	10.585805	5.86%	0	2003*

GVIT GVIT Small Cap Value Fund: Class I - Q/NQ	12.907398	12.780098	-0.99%	0	2005
	11.456256	12.907398	12.67%	0	2004
	10.000000	11.456256	14.56%	0	2003*

GVIT GVIT Small Company Fund: Class I - Q/NQ	12.580378	13.573617	7.90%	0	2005
	11.004229	12.580378	14.32%	0	2004
	10.000000	11.004229	10.04%	0	2003*

GVIT J.P. Morgan GVIT Balanced Fund: Class I - Q/NQ	10.989679	10.825217	-1.50%	0	2005
	10.546051	10.989679	4.21%	0	2004
	10.000000	10.546051	5.46%	0	2003*

GVIT Van Kampen GVIT Comstock Value Fund: Class I - Q/NQ	12.300999	12.318371	0.14%	0	2005
	10.899337	12.300999	12.86%	0	2004
	10.000000	10.899337	8.99%	0	2003*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	10.419748	10.227481	-1.85%	0	2005
	10.182870	10.419748	2.33%	0	2004
	10.000000	10.182870	1.83%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	11.182422	11.731699	4.91%	0	2005
	10.000000	11.182422	11.82%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	12.036965	13.014930	8.12%	0	2005
	10.623009	12.036965	13.31%	0	2004
	10.000000	10.623009	6.23%	0	2003*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	10.483595	11.234036	7.16%	0	2005
	10.853357	10.483595	-3.41%	0	2004
	10.000000	10.853357	8.53%	0	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.494788	11.223502	6.94%	0	2005
	10.835926	10.494788	-3.15%	0	2004
	10.000000	10.835926	8.36%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	12.783516	16.202801	26.75%	0	2005
	11.213596	12.783516	14.00%	0	2004
	10.000000	11.213596	12.14%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	12.788214	16.218265	26.82%	0	2005
	11.215445	12.788214	14.02%	0	2004
	10.000000	11.215445	12.15%	0	2003*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	12.300994	13.106054	6.54%	0	2005
	10.902584	12.300994	12.83%	0	2004
	10.000000	10.902584	9.03%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio - Q/NQ	12.216245	12.719879	4.12%	0	2005
	10.981733	12.216245	11.24%	0	2004
	10.000000	10.981733	9.82%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.601985	9.356855	-2.55%	0	2005
	9.919575	9.601985	-3.20%	0	2004
	10.000000	9.919575	-0.80%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	12.154159	13.280016	9.26%	0	2005
	10.879664	12.154159	11.71%	0	2004
	10.000000	10.879664	8.80%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio - Q/NQ	12.543694	14.224432	13.40%	0	2005
	10.976528	12.543694	14.28%	0	2004
	10.000000	10.976528	9.77%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.083971	11.377568	2.65%	0	2005
	10.000000	11.083971	10.84%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	11.110148	11.216746	0.96%	0	2005
	10.816685	11.110148	2.71%	0	2004
	10.000000	10.816685	8.17%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.012802	14.288964	9.81%	0	2005
	11.369014	13.012802	14.46%	0	2004
	10.000000	11.356483	13.56%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.001985	14.280808	9.84%	0	2005
	11.356483	13.001985	14.49%	0	2004
	10.000000	11.356483	13.56%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	11.361558	11.566366	1.80%	0	2005
	10.806414	11.361558	5.14%	0	2004
	10.000000	10.806414	8.06%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Mid Cap Fund/VA: Non-Service Shares - Q/NQ	11.712128	12.637907	7.90%	0	2005
	10.180272	11.712128	15.05%	0	2004
	10.000000	10.180272	1.80%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	11.104708	11.974194	7.83%	0	2005
	10.504370	11.104708	5.72%	0	2004
	10.000000	10.504370	5.04%	0	2003*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	10.000000	11.068988	10.69%	0	2005*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	12.614250	14.246527	12.94%	0	2005
	10.800269	12.614250	16.80%	0	2004
	10.000000	10.800269	8.00%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	13.907697	15.638203	12.44%	0	2005
	10.615667	13.907697	31.01%	0	2004
	10.000000	10.615667	6.16%	0	2003*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	14.053549	17.820098	26.80%	0	2005
	11.622177	14.053549	20.92%	0	2004
	10.000000	11.622177	16.22%	0	2003*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	14.053549	15.699260	26.67%	0	2005
	10.000000	12.393433	23.93%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	13.891560	20.240794	45.71%	0	2005
	11.641812	13.891560	19.32%	0	2004
	10.000000	11.641812	16.42%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	12.253143	17.847051	45.65%	0	2005
	10.000000	12.253143	22.53%	0	2004*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	11.777448	12.303147	4.46%	0	2005
	11.180941	11.777448	5.34%	0	2004
	10.000000	11.180941	11.81%	0	2003*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	12.305755	12.753269	3.64%	0	2005
	10.837045	12.305775	13.55%	0	2004
	10.000000	10.837045	8.37%	0	2003*

Waddell & Reed Select Plus
No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	11.736787	14.447635	23.10%	2,070,589	2005
	10.458494	11.736787	12.22%	1,992,445	2004
	9.471902	10.458494	10.42%	1,800,514	2003
	9.258785	9.471902	2.30%	1,376,357	2002
	10.381905	9.258785	-10.82%	837,616	2001

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	11.015216	11.457924	4.02%	1,718,840	2005
	10.208709	11.015216	7.90%	1,886,164	2004
	8.654366	10.208709	17.96%	1,724,796	2003
	9.540115	8.654366	-9.28%	1,418,807	2002
	10.240525	9.540115	-6.84%	1,078,990	2001

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	12.479024	12.560339	0.65%	1,506,015	2005
	12.128095	12.479024	2.89%	1,646,666	2004
	11.752610	12.128095	3.19%	1,722,859	2003
	10.887834	7.752610	7.94%	1,546,604	2002
	10.228323	10.887834	6.45%	1,024,483	2001

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	8.428947	9.101039	7.97%	4,471,042	2005
	7.766584	8.428947	8.53%	4,897,600	2004
	6.686505	7.766584	16.15%	4,966,593	2003
	8.614083	6.686505	-22.38%	4,658,236	2002
	10.220980	8.614083	-15.72%	3,384,052	2001

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.907726	12.212264	11.96%	238,635	2005
	10.000000	10.907726	9.08%	130,922	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.287089	22.87%	109,653	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	8.351160	9.200918	10.18%	5,529,745	2005
	8.161335	8.351160	2.33%	6,085,193	2004
	6.695716	8.161335	21.89%	5,729,311	2003
	8.589350	6.695716	-22.05%	4,510,709	2002
	10.123886	8.589350	-15.16%	3,185,097	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	13.647506	13.862250	1.57%	1,055,173	2005
	12.541413	13.647506	8.82%	1,103,896	2004
	10.574579	12.541413	18.60%	1,010,317	2003
	10.896533	10.574579	-2.95%	863,210	2002
	10.076613	10.896533	8.14%	539,322	2001

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	8.853054	10.213807	15.37%	909,815	2005
	7.840387	8.853054	12.92%	957,684	2004
	6.337656	7.840387	23.71%	843,562	2003
	7.817619	6.337656	-18.93%	717,737	2002
	10.149762	7.817619	-22.98%	458,817	2001

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	11.945966	13.153656	10.11%	181,105	2005
	10.000000	11.945966	19.46%	70,812	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	11.780723	11.865341	0.72%	648,650	2005
	11.704848	11.780723	0.65%	683,539	2004
	11.455458	11.704848	2.18%	610,821	2003
	10.969252	11.455458	4.43%	310,845	2002
	10.140592	10.969252	8.17%	104,229	2001

W&R Target Funds, Inc. - Micro-Cap Growth Portfolio - Q/NQ	11.205120	13.415018	19.72%	45,082	2005
	10.000000	11.205120	12.05%	23,374	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.360798	13.61%	44,489	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	10.249548	10.405234	1.52%	413,031	2005
	10.276601	10.249548	-0.26%	357,689	2004
	10.321989	10.276601	-0.44%	300,740	2003
	10.303622	10.321989	0.18%	356,275	2002
	10.042070	10.303622	2.60%	328,055	2001

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.230793	10.336131	1.03%	72,704	2005
	10.000000	10.230793	2.31%	21,733	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.395855	13.608265	9.78%	107,937	2005
	10.000000	12.395855	23.96%	44,759	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	9.483442	11.013522	16.13%	1,839,670	2005
	8.236019	9.483442	15.15%	1,926,229	2004
	6.373690	8.236019	29.22%	1,721,980	2003
	8.465463	6.373690	-24.71%	1,319,140	2002
	9.703241	8.465463	-12.76%	824,061	2001

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	11.549477	12.913866	11.81%	1,807,644	2005
	10.202000	11.549477	13.21%	1,994,071	2004
	7.586249	10.202000	34.48%	1,839,227	2003
	9.793049	7.586249	-22.53%	1,582,101	2002
	10.082446	9.793049	-2.87%	1,032,484	2001

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	11.265957	11.622311	3.16%	118,706	2005
	10.000000	11.265957	12.66%	76,012	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	12.342628	12.766443	3.43%	1,513,441	2005
	10.863749	12.342628	13.61%	1,608,538	2004
	8.766516	10.863749	23.92%	1,372,764	2003
	10.137650	8.766516	-13.53%	1,004,512	2002
	10.000000	10.137650	1.38%	556,685	2001*

Optional Benefits Elected (Total 1.00%)
(Variable account charges of 1.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	11.712648	14.410672	23.04%	33,774	2005
	10.442245	11.712648	12.17%	32,224	2004
	9.461963	10.442245	10.36%	34,294	2003
	9.253735	9.461963	2.25%	38,197	2002
	10.381508	9.253735	-10.86%	37,041	2001

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.992522	11.428569	3.97%	20,430	2005
	10.192830	10.992522	7.85%	21,416	2004
	8.645268	10.192830	17.90%	27,064	2003
	9.534906	8.645268	-9.33%	32,470	2002
	10.240130	9.534906	-6.89%	34,278	2001

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	12.453317	12.528147	0.60%	25,467	2005
	12.109223	12.453317	2.84%	25,884	2004
	11.740262	12.109223	3.14%	31,895	2003
	10.881885	11.740262	7.89%	39,634	2002
	10.227928	10.881885	6.39%	35,527	2001

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	8.411575	9.077709	7.92%	62,511	2005
	7.754492	8.411575	8.47%	63,862	2004
	6.679456	7.754492	16.09%	73,074	2003
	8.609380	6.679456	-22.42%	82,973	2002
	10.220586	8.609380	-15.76%	104,304	2001

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.904084	12.202034	11.90%	606	2005
	10.000000	10.904084	9.04%	0	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.283494	22.83%	1,439	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	8.333962	9.177351	10.12%	80,464	2005
	8.148640	8.333962	2.27%	83,865	2004
	6.688673	8.148640	21.83%	90,521	2003
	8.584654	6.688673	-22.09%	99,653	2002
	10.123498	8.584654	-15.20%	106,296	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	13.619419	13.826760	1.52%	5,408	2005
	12.521924	13.619419	8.76%	6,909	2004
	10.563475	12.521924	18.54%	8,843	2003
	10.890582	10.563475	-3.00%	8,758	2002
	10.076223	10.890582	8.08%	10,354	2001

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	8.834810	10.187645	15.31%	3,467	2005
	7.828178	8.834810	12.86%	5,677	2004
	6.330982	7.828178	23.65%	4,127	2003
	7.813349	6.330982	-18.97%	4,321	2002
	10.149370	7.813349	-23.02%	4,639	2001

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	11.941969	13.142633	10.05%	970	2005
	10.000000	11.941969	19.42%	0	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	11.756461	11.834941	0.67%	13,587	2005
	11.686646	11.756461	0.60%	13,587	2004
	11.443414	11.636646	2.13%	14,103	2003
	10.963253	11.443414	4.38%	13,580	2002
	10.140197	10.963253	8.12%	0	2001

W&R Target Funds, Inc. - Micro-Cap Growth Portfolio - Q/NQ	11.201378	13.403806	19.66%	321	2005
	10.000000	11.201378	12.01%	321	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.357463	13.57%	456	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	10.228440	10.378577	1.47%	14,793	2005
	10.260618	10.228440	-0.31%	16,225	2004
	10.311141	10.260618	-0.49%	19,953	2003
	10.297992	10.311141	0.13%	7,631	2002
	10.041682	10.297992	2.55%	7,631	2001

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.228662	10.328765	0.98%	440	2005
	10.000000	10.228662	2.29%	406	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.393272	13.598591	9.73%	1,508	2005
	10.000000	12.393272	23.93%	761	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	9.463888	10.985266	16.08%	4,394	2005
	8.223192	9.463888	15.09%	5,913	2004
	6.366977	8.223192	29.15%	6,107	2003
	8.460827	6.366977	-24.75%	5,123	2002
	9.702866	8.460827	-12.80%	6,860	2001

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	11.525679	12.880777	11.76%	8,384	2005
	10.186117	11.525679	13.15%	9,975	2004
	7.578254	10.186117	34.41%	11,286	2003
	9.787685	7.578254	-22.57%	7,341	2002
	10.082057	9.787685	-2.92%	8,127	2001

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	11.262202	11.612581	3.11%	0	2005
	10.000000	11.262202	12.62%	314	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	12.319794	12.736416	3.38%	3,001	2005
	10.849125	12.319794	13.56%	4,494	2004
	8.759128	10.849125	23.86%	0	2003
	10.134230	8.759128	-13.57%	0	2002
	10.000000	10.134230	1.34%	0	2001*

Optional Benefits Elected (Total 1.05%)
(Variable account charges of 1.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	11.688510	14.373745	22.97%	22,237	2005
	10.425989	11.688510	12.11%	20,479	2004
	9.452002	10.425989	10.30%	24,280	2003
	9.248676	9.452002	2.20%	19,128	2002
	10.381107	9.248676	-10.91%	14,008	2001

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.969863	11.399270	3.91%	19,228	2005
	10.176961	10.969863	7.79%	22,465	2004
	8.636168	10.176961	17.84%	25,259	2003
	9.529691	8.636168	-9.38%	26,978	2002
	10.239734	9.529691	-6.93%	24,598	2001

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	12.427663	12.496049	0.55%	28,729	2005
	12.090385	12.427663	2.79%	32,666	2004
	11.727922	12.090385	3.09%	48,123	2003
	10.875937	11.727922	7.83%	45,831	2002
	10.227532	10.875937	6.34%	30,641	2001

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	8.394248	9.054449	7.86%	58,644	2005
	7.742423	8.394248	8.42%	65,117	2004
	6.672429	7.742423	16.04%	84,489	2003
	8.604664	6.672429	-22.46%	98,467	2002
	10.220192	8.604664	-15.81%	82,696	2001

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.900454	12.191838	11.85%	3,938	2005
	10.000000	10.900454	9.00%	3,188	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.279895	22.80%	799	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	8.316790	9.153842	10.06%	68,452	2005
	8.135951	8.316790	2.22%	123,054	2004
	6.681627	8.135951	21.77%	110,611	2003
	8.579957	6.681627	-22.13%	113,961	2002
	10.123104	8.579957	-15.24%	95,431	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	13.591374	13.791334	1.47%	19,563	2005
	12.502442	13.591374	8.71%	26,727	2004
	10.552366	12.502442	18.48%	29,980	2003
	10.884629	10.552366	-3.05%	33,369	2002
	10.075834	10.884629	8.03%	29,449	2001

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	8.816605	10.161529	15.25%	13,034	2005
	7.816002	8.816605	12.80%	14,552	2004
	6.324320	7.816002	23.59%	16,707	2003
	7.809063	6.324320	-19.01%	18,295	2002
	10.148980	7.809063	-23.06%	11,637	2001

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	11.937990	13.131649	10.00%	4,215	2005
	10.000000	11.937990	19.38%	534	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	11.732244	11.804618	0.62%	15,541	2005
	11.668463	11.732244	0.55%	18,148	2004
	11.431381	11.668463	2.07%	16,873	2003
	10.957260	11.431381	4.33%	3,944	2002
	10.139807	10.957260	8.06%	1,586	2001

W&R Target Funds, Inc. - Micro-Cap Growth Portfolio - Q/NQ	11.197635	13.392589	19.60%	998	2005
	10.000000	11.197635	11.98%	840	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.354128	13.54%	4,433	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	10.207368	10.351980	1.42%	8,747	2005
	10.244654	10.207368	-0.36%	10,766	2004
	10.300303	10.244654	-0.54%	13,151	2003
	10.292366	10.300303	0.08%	9,135	2002
	10.041294	10.292366	2.50%	7,471	2001

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.226529	10.321415	0.93%	3,474	2005
	10.000000	10.226529	2.27%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.390701	13.588929	9.67%	3,578	2005
	10.000000	12.390701	23.91%	3,015	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	9.444399	10.957136	16.02%	26,329	2005
	8.210389	9.444399	15.03%	29,850	2004
	6.360281	8.210389	29.09%	32,033	2003
	8.456200	6.360281	-24.79%	30,655	2002
	9.702490	8.456200	-12.85%	28,505	2001

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	11.501914	12.847752	11.70%	23,059	2005
	10.170256	11.501914	13.09%	27,791	2004
	7.570268	10.170256	34.34%	28,865	2003
	9.782324	7.570268	-22.61%	33,059	2002
	10.081665	9.782324	-2.97%	23,399	2001

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	11.258438	11.602859	3.06%	2,237	2005
	10.000000	11.258438	12.58%	1,297	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	12.297000	12.706445	3.33%	21,285	2005
	10.834517	12.297000	13.50%	31,391	2004
	8.751747	10.834517	23.80%	13,081	2003
	10.130815	8.751747	-13.61%	8,542	2002
	10.000000	10.130815	1.31%	3,093	2001*

Optional Benefits Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	11.664428	14.336900	22.91%	2,376,339	2005
	10.409769	11.664428	12.05%	2,154,659	2004
	9.442063	10.409769	10.25%	1,862,006	2003
	9.243622	9.442063	2.15%	1,257,090	2002
	10.380708	9.243622	-10.95%	609,313	2001

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.947269	11.370059	3.86%	1,362,730	2005
	10.161123	10.947269	7.74%	1,476,341	2004
	8.627087	10.161123	17.78%	1,248,173	2003
	9.524483	8.627087	-9.42%	874,737	2002
	10.239342	9.524483	-6.98%	531,999	2001

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	12.402072	12.464033	0.50%	1,297,187	2005
	12.071581	12.402072	2.74%	1,309,767	2004
	11.715601	12.071581	3.04%	1,348,283	2003
	10.870004	11.715601	7.78%	1,181,231	2002
	10.227138	10.870004	6.29%	538,244	2001

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	8.376933	9.031224	7.81%	4,733,615	2005
	7.730355	8.376933	8.36%	5,131,087	2004
	6.665399	7.730355	15.98%	5,165,357	2003
	8.599948	6.665399	-22.49%	4,157,275	2002
	10.219800	8.599948	-15.85%	2,694,842	2001

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.896802	12.181608	11.79%	252,977	2005
	10.000000	10.896802	8.97%	120,739	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.276302	22.76%	241,060	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	8.299630	9.130350	10.01%	5,737,026	2005
	8.123281	8.299630	2.17%	6,459,736	2004
	6.674589	8.123281	21.70%	5,823,015	2003
	8.575259	6.674589	-22.16%	4,090,593	2002
	10.122717	8.575259	-15.29%	2,546,678	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	13.563363	13.755978	1.42%	1,193,835	2005
	12.482991	13.563363	8.65%	1,273,992	2004
	10.541269	12.482991	18.42%	1,146,324	2003
	10.878681	10.541269	-3.10%	850,885	2002
	10.075445	10.878681	7.97%	489,983	2001

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	8.798440	10.135478	15.20%	1,064,161	2005
	7.803840	8.798440	12.75%	1,173,156	2004
	6.317666	7.803840	23.52%	1,048,190	2003
	7.804795	6.317666	-19.05%	677,134	2002
	10.148588	7.804795	-23.09%	376,227	2001

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	11.933995	13.120632	9.94%	319,506	2005
	10.000000	11.933995	19.34%	155,041	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	11.708082	11.774362	0.57%	568,186	2005
	11.650317	11.708082	0.50%	629,799	2004
	11.419372	11.650317	2.02%	619,462	2003
	10.951278	11.419372	4.27%	283,872	2002
	10.139415	10.951278	8.01%	35,488	2001

W&R Target Funds, Inc. - Micro-Cap Growth Portfolio - Q/NQ	11.193892	13.381366	19.54%	81,131	2005
	10.000000	11.193892	11.94%	52,666	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.350801	13.51%	78,189	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	10.186330	10.325436	1.37%	295,787	2005
	10.228708	10.186330	-0.41%	294,308	2004
	10.289468	10.228708	-0.59%	343,105	2003
	10.286739	11.289468	0.03%	466,633	2002
	10.040906	10.286739	2.45%	170,323	2001

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.224396	10.314062	0.88%	145,984	2005
	10.000000	10.224396	2.24%	56,633	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.388114	13.579244	9.62%	210,518	2005
	10.000000	12.388114	23.88%	128,620	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	9.424928	10.929041	15.96%	2,151,177	2005
	8.197612	9.424928	14.97%	2,244,294	2004
	6.353579	8.197612	29.02%	1,824,272	2003
	8.451569	6.353579	-24.82%	1,236,136	2002
	9.702115	8.451569	-12.89%	687,831	2001

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	11.478207	12.814815	11.64%	2,066,689	2005
	10.154419	11.478207	13.04%	2,331,047	2004
	7.562291	10.154419	34.28%	2,010,936	2003
	9.776967	7.562291	-22.65%	1,480,678	2002
	10.081277	9.776967	-3.02%	742,180	2001

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	11.254677	11.593147	3.01%	214,762	2005
	10.000000	11.254677	12.55%	130,863	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	12.274232	12.676536	3.28%	2,151,819	2005
	10.819919	12.274232	13.44%	2,312,031	2004
	8.744370	10.819919	23.74%	1,863,263	2003
	10.127390	8.744370	-13.66%	1,224,566	2002
	10.000000	10.127390	1.27%	634,971	2001*

Optional Benefits Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	11.640367	14.300116	22.85%	1,147,188	2005
	10.393551	11.640367	12.00%	1,066,380	2004
	9.432127	10.393551	10.19%	871,021	2003
	9.238561	9.432127	2.10%	431,826	2002
	10.380307	9.238561	-11.00%	114,662	2001

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.924693	11.340897	3.81%	783,365	2005
	10.145300	10.924693	7.68%	820,236	2004
	8.618002	10.145300	17.72%	667,040	2003
	9.519267	8.618002	-9.47%	377,737	2002
	10.238945	9.519267	-7.03%	137,993	2001

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	12.376482	12.432047	0.45%	533,796	2005
	12.052775	12.376482	2.69%	580,768	2004
	11.703272	12.052775	2.99%	553,787	2003
	10.864056	11.703272	7.72%	328,071	2002
	10.226743	10.864056	6.23%	130,184	2001

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	8.359642	9.008039	7.76%	1,806,193	2005
	7.718299	8.359642	8.31%	1,888,685	2004
	6.658379	7.718299	15.92%	1,763,006	2003
	8.595243	6.658379	-22.53%	1,020,498	2002
	10.219404	8.595243	-15.89%	387,391	2001

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.893176	12.171426	11.73%	125,910	2005
	10.000000	10.893176	8.93%	58,230	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.272698	22.73%	120,713	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	8.282499	9.106919	9.95%	2,490,494	2005
	8.110613	8.282499	2.12%	2,663,482	2004
	6.667554	8.110613	21.64%	2,177,922	2003
	8.570560	6.667554	-22.20%	1,070,286	2002
	10.122324	8.570560	-15.33%	382,630	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	13.535400	13.720700	1.37%	547,019	2005
	12.463553	13.535400	8.60%	592,943	2004
	10.530181	12.463553	18.36%	467,132	2003
	10.872733	10.530181	-3.15%	260,744	2002
	10.075055	10.872733	7.92%	62,100	2001

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	8.780285	10.109478	15.14%	467,212	2005
	7.791669	8.780285	12.69%	506,190	2004
	6.311001	7.791669	23.46%	364,813	2003
	7.800511	6.311001	-19.10%	215,373	2002
	10.148197	7.800511	-23.13%	52,081	2001

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	11.930012	13.109644	9.89%	124,472	2005
	10.000000	11.930012	19.30%	66,618	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	11.683940	11.744172	0.52%	309,289	2005
	11.632178	11.683940	0.44%	363,439	2004
	11.407368	11.632178	1.97%	313,909	2003
	10.945290	11.407368	4.22%	110,405	2002
	10.139024	10.945290	7.95%	14,600	2001

W&R Target Funds, Inc. - Micro-Cap Growth Portfolio - Q/NQ	11.190148	13.370162	19.48%	26,470	2005
	10.000000	11.190148	11.90%	13,595	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.347482	13.47%	40,744	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	10.165326	10.298951	1.31%	113,134	2005
	10.212781	10.165326	-0.46%	110,839	2004
	10.278641	10.212781	-0.64%	169,039	2003
	10.281111	10.278641	-0.02%	209,335	2002
	10.040517	10.281111	2.40%	155,963	2001

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.222263	10.306711	0.83%	35,834	2005
	10.000000	10.222263	2.22%	13,197	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.385543	13.569579	9.56%	94,912	2005
	10.000000	12.385543	23.86%	38,757	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	9.405497	10.901021	15.90%	763,389	2005
	8.184852	9.405497	14.91%	792,110	2004
	6.346896	8.184852	28.96%	631,914	2003
	8.446945	6.346896	-24.86%	325,264	2002
	9.701740	8.446945	-12.93%	100,746	2001

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	11.454506	12.781904	11.59%	894,378	2005
	10.138579	11.454506	12.98%	976,777	2004
	7.554308	10.138579	34.21%	813,462	2003
	9.771600	7.554308	-22.69%	418,064	2002
	10.080888	9.771600	-3.07%	122,904	2001

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	11.250918	11.583437	2.96%	69,861	2005
	10.000000	11.250918	12.51%	52,966	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	12.251481	12.646662	3.23%	887,169	2005
	10.805331	12.251481	13.38%	923,806	2004
	8.736990	10.805331	23.67%	687,105	2003
	10.123964	8.736990	-13.70%	361,167	2002
	10.000000	10.123964	1.24%	113,983	2001*

Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	11.616363	14.263441	22.79%	84,678	2005
	10.377361	11.616363	11.94%	76,200	2004
	9.422201	10.377361	10.14%	62,965	2003
	9.233503	9.422201	2.04%	35,253	2002
	10.379906	9.233503	-11.04%	17,538	2001

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.902171	11.311806	3.76%	48,958	2005
	10.129507	10.902171	7.63%	47,646	2004
	8.608933	10.129507	17.66%	29,717	2003
	9.514063	8.608933	-9.51%	21,980	2002
	10.238551	9.514063	-7.08%	13,137	2001

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	12.350979	12.400171	0.40%	52,606	2005
	12.034015	12.350979	2.63%	49,065	2004
	11.690957	12.034015	2.93%	42,311	2003
	10.858121	11.690957	7.67%	28,738	2002
	10.226347	10.858121	6.18%	10,886	2001

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	8.342395	8.984926	7.70%	116,920	2005
	7.706275	8.342395	8.25%	126,691	2004
	6.651356	7.706275	15.86%	113,306	2003
	8.590536	6.651356	-22.57%	88,619	2002
	10.219013	8.590536	-15.94%	56,579	2001

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.889524	12.161212	11.68%	3,674	2005
	10.000000	10.889524	8.90%	1,442	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.269102	22.69%	7,110	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	8.265413	9.083547	9.90%	163,225	2005
	8.097972	8.265413	2.07%	173,405	2004
	6.660519	8.097972	21.58%	151,846	2003
	8.565867	6.660519	-22.24%	95,998	2002
	10.121935	8.565867	-15.37%	57,268	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	13.507495	13.685516	1.32%	35,047	2005
	12.444145	13.507495	8.54%	33,620	2004
	10.519093	12.444145	18.30%	25,765	2003
	10.866781	10.519093	-3.20%	10,760	2002
	10.074666	10.866781	7.86%	3,997	2001

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	8.762162	10.083529	15.08%	31,143	2005
	7.779518	8.762162	12.63%	33,892	2004
	6.304344	7.779518	23.40%	34,547	2003
	7.796236	6.304344	-19.14%	17,446	2002
	10.147803	7.796236	-23.17%	12,312	2001

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	11.926028	13.098654	9.83%	8,654	2005
	10.000000	11.926028	19.26%	1,864	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	11.659844	11.714035	0.46%	21,498	2005
	11.614060	11.659844	0.39%	26,236	2004
	11.395358	11.614060	1.92%	10,123	2003
	10.939304	11.395358	4.17%	2,781	2002
	10.138630	10.939304	7.90%	1,080	2001

W&R Target Funds, Inc. - Micro-Cap Growth Portfolio - Q/NQ	11.186397	13.358941	19.42%	3,772	2005
	10.000000	11.186397	11.86%	1,609	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.344145	13.44%	6,174	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	10.144352	10.272515	1.26%	6,905	2005
	10.196865	10.144352	-0.51%	8,784	2004
	10.267819	10.196865	-0.69%	12,136	2003
	10.275484	10.267819	-0.07%	42,296	2002
	10.040129	10.275484	2.34%	11,926	2001

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.220132	10.299368	0.78%	4,206	2005
	10.000000	10.220132	2.20%	536	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.382955	13.559914	9.50%	3,287	2005
	10.000000	12.382955	23.83%	1,401	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	9.386064	10.873008	15.84%	74,912	2005
	8.172078	9.386064	14.86%	71,751	2004
	6.340194	8.172078	28.89%	57,177	2003
	8.442316	6.340194	-24.90%	38,532	2002
	9.701363	8.442316	-12.98%	22,984	2001

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	11.430870	12.749111	11.53%	68,387	2005
	10.122782	11.430870	12.92%	73,091	2004
	7.546353	10.122782	34.14%	60,843	2003
	9.766240	7.546353	-22.73%	41,147	2002
	10.080492	9.766240	-3.12%	21,103	2001

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	11.247156	11.573723	2.90%	6,079	2005
	10.000000	11.247156	12.47%	3,074	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	12.228753	12.616841	3.17%	55,678	2005
	10.790735	12.228753	13.33%	57,684	2004
	8.729604	10.790735	23.61%	38,522	2003
	10.120543	8.729604	-13.74%	23,809	2002
	10.000000	10.120543	1.21%	10,163	2001*

Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	11.592436	14.226887	22.73%	147,497	2005
	10.361219	11.592436	11.88%	127,874	2004
	9.412290	10.361219	10.08%	122,847	2003
	9.228454	9.412290	1.99%	54,481	2002
	10.379504	9.228454	-11.09%	19,976	2001

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.879631	11.282722	3.71%	133,763	2005
	10.113679	10.879631	7.57%	125,922	2004
	8.599845	10.113679	17.60%	117,047	2003
	9.508841	8.599845	-9.56%	79,913	2002
	10.238155	9.508841	-7.12%	28,779	2001

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	12.325480	12.368316	0.35%	81,882	2005
	12.015258	12.325480	2.58%	100,613	2004
	11.678654	12.015258	2.88%	128,233	2003
	10.852177	11.678654	7.62%	123,565	2002
	10.225952	10.852177	6.12%	58,871	2001

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	8.325166	8.961854	7.65%	296,436	2005
	7.694257	8.325166	8.20%	331,579	2004
	6.644342	7.694257	15.80%	351,393	2003
	8.585833	6.644342	-22.61%	304,731	2002
	10.218619	8.585833	-15.98%	195,893	2001

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.885888	12.151017	11.62%	15,078	2005
	10.000000	10.885888	8.86%	2,135	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.265498	22.65%	20,990	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	8.248340	9.060211	9.84%	344,171	2005
	8.085336	8.248340	2.02%	382,709	2004
	6.653494	8.085336	21.52%	452,208	2003
	8.561160	6.653494	-22.28%	293,202	2002
	10.121544	8.561160	-15.42%	158,765	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	13.479624	13.650374	1.27%	90,442	2005
	12.424751	13.479624	8.49%	112,265	2004
	10.508012	12.424751	18.24%	115,892	2003
	10.860827	10.508012	-3.25%	80,431	2002
	10.074275	10.860827	7.81%	39,951	2001

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	8.744060	10.057615	15.02%	44,216	2005
	7.767374	8.744060	12.57%	55,520	2004
	6.297690	7.767374	23.34%	81,431	2003
	7.791956	6.297690	-19.18%	61,824	2002
	10.147410	7.791956	-23.21%	51,987	2001

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	11.922044	13.087674	9.78%	19,776	2005
	10.000000	11.922044	19.22%	6,059	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	11.635776	11.683956	0.41%	32,625	2005
	11.595964	11.635776	0.34%	46,155	2004
	11.383358	11.595964	1.87%	58,221	2003
	10.933321	11.383358	4.12%	16,222	2002
	10.138239	10.933321	7.84%	1,004	2001

W&R Target Funds, Inc. - Micro-Cap Growth Portfolio - Q/NQ	11.182656	13.347741	19.36%	754	2005
	10.000000	11.182656	11.83%	0	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.340809	13.41%	1,517	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	10.123413	10.246137	1.21%	20,780	2005
	10.180970	10.123413	-0.57%	35,665	2004
	10.257003	10.180970	-0.74%	36,734	2003
	10.269857	10.257003	-0.13%	44,932	2002
	10.039740	10.269857	2.29%	23,328	2001

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.217999	10.292017	0.72%	8,426	2005
	10.000000	10.217999	2.18%	884	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.380383	13.550249	9.45%	10,649	2005
	10.000000	12.380383	23.80%	3,488	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	9.366671	10.845065	15.78%	61,555	2005
	8.159305	9.366671	14.80%	64,477	2004
	6.333495	8.159305	28.83%	60,680	2003
	8.437671	6.333495	-24.94%	49,721	2002
	9.700987	8.437671	-13.02%	21,647	2001

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	11.407238	12.716331	11.48%	86,877	2005
	10.106971	11.407238	12.87%	110,535	2004
	7.538379	10.106971	34.07%	120,896	2003
	9.760884	7.538379	-22.77%	117,670	2002
	10.080103	9.760884	-3.17%	74,899	2001

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	11.243395	11.564019	2.85%	26,173	2005
	10.000000	11.243395	12.43%	5,800	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	12.206089	12.587104	3.12%	118,245	2005
	10.776187	12.206089	13.27%	134,072	2004
	8.722234	10.776187	23.55%	116,085	2003
	10.117119	8.722234	-13.79%	78,312	2002
	10.000000	10.117119	1.17%	53,282	2001*

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	11.568462	14.190309	22.66%	20,182	2005
	10.345032	11.568462	11.83%	21,551	2004
	9.402360	10.345032	10.03%	19,253	2003
	9.223403	9.402360	1.94%	6,622	2002
	10.379106	9.223403	-11.13%	0	2001

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.857178	11.253763	3.65%	13,770	2005
	10.097924	10.857178	7.52%	13,982	2004
	8.590781	10.097924	17.54%	13,426	2003
	9.503627	8.590781	-9.61%	5,684	2002
	10.237759	9.503627	-7.17%	0	2001

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	12.300033	12.336556	0.30%	14,388	2005
	11.996522	12.300033	2.53%	17,278	2004
	11.666352	11.996522	2.83%	20,486	2003
	10.846230	11.666352	7.56%	14,405	2002
	10.225557	10.846230	6.07%	0	2001

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	8.307945	8.938796	7.59%	31,855	2005
	7.682232	8.307945	8.14%	32,492	2004
	6.637318	7.682232	15.74%	33,102	2003
	8.581115	6.637318	-22.65%	3,358	2002
	10.218225	8.581115	-16.02%	38	2001

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.882240	12.140810	11.57%	3,150	2005
	10.000000	10.882240	8.82%	2,090	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.261894	22.62%	2,874	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	8.231292	9.036921	9.79%	48,727	2005
	8.072716	8.231292	1.96%	50,298	2004
	6.646466	8.072716	21.46%	49,634	2003
	8.556462	6.646466	-22.32%	5,332	2002
	10.121153	8.556462	-15.46%	39	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	13.451793	13.615318	1.22%	5,914	2005
	12.405382	13.451793	8.44%	15,068	2004
	10.496947	12.405382	18.18%	11,181	2003
	10.854883	10.496950	-3.30%	5,469	2002
	10.073886	10.854883	7.75%	0	2001

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	8.725999	10.031774	14.96%	1,680	2005
	7.755258	8.725999	12.52%	3,485	2004
	6.291055	7.755258	23.27%	3,635	2003
	7.787689	6.291055	-19.22%	3,633	2002
	10.147018	7.787689	-23.25%	0	2001

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	11.918039	13.076681	9.72%	1,709	2005
	10.000000	11.918039	19.18%	878	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	11.611752	11.653939	0.36%	14,847	2005
	11.577886	11.611752	0.29%	16,876	2004
	11.371370	11.577886	1.82%	20,009	2003
	10.927333	11.371370	4.06%	13,068	2002
	10.137846	10.927333	7.79%	0	2001

W&R Target Funds, Inc. - Micro-Cap Growth Portfolio - Q/NQ	11.178915	13.336548	19.30%	1,270	2005
	10.000000	11.178915	11.79%	1,027	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.337478	13.37%	0	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	10.102508	10.219817	1.16%	3,079	2005
	10.165093	10.102508	-0.62%	6,328	2004
	10.246194	10.165093	-0.79%	3,495	2003
	10.264231	10.246194	-0.18%	3,495	2002
	10.039351	10.264231	2.24%	0	2001

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.215868	10.284679	0.67%	1,217	2005
	10.000000	10.215868	2.16%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.377794	13.540583	9.39%	2,443	2005
	10.000000	12.377794	23.78%	7,176	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	9.347310	10.817185	15.73%	8,046	2005
	8.146577	9.347310	14.74%	15,998	2004
	6.326811	8.146577	28.76%	4,370	2003
	8.433042	6.326811	-24.98%	385	2002
	9.700610	8.433042	-13.07%	17	2001

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	11.383699	12.683696	11.42%	6,081	2005
	10.091222	11.383699	12.81%	6,237	2004
	7.530437	10.091222	34.01%	5,899	2003
	9.755535	7.530437	-22.81%	2,498	2002
	10.079712	9.755535	-3.22%	15	2001

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	11.239625	11.554303	2.80%	267	2005
	10.000000	11.239625	12.40%	93	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	12.183405	12.557365	3.07%	22,814	2005
	10.761614	12.183405	13.21%	29,070	2004
	8.714853	10.761614	23.49%	22,811	2003
	10.113681	8.714853	-13.83%	4,867	2002
	10.000000	10.113681	1.14%	0	2001*

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	11.544564	14.153834	22.60%	66,868	2005
	10.328889	11.544564	11.77%	65,804	2004
	9.392441	10.328889	9.97%	66,361	2003
	9.218335	9.392441	1.89%	46,390	2002
	10.378704	9.218335	-11.18%	586,431	2001

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.834754	11.224846	3.60%	30,958	2005
	10.082166	10.834754	7.46%	31,039	2004
	8.581727	10.082166	17.48%	30,310	2003
	9.498424	8.581727	-9.65%	19,589	2002
	10.237361	9.498424	-7.22%	510,012	2001

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	12.274629	12.304866	0.25%	26,626	2005
	11.977814	12.274629	2.48%	26,856	2004
	11.654058	11.977814	2.78%	34,253	2003
	10.840295	11.654058	7.51%	31,661	2002
	10.225161	10.840295	6.02%	419,652	2001

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	8.290791	8.915827	7.54%	127,102	2005
	7.670241	8.290791	8.09%	128,496	2004
	6.630316	7.670241	15.68%	133,798	2003
	8.576410	6.630316	-22.69%	78,960	2002
	10.217829	8.576410	-16.06%	2,574,783	2001

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.878591	12.130615	11.51%	6,333	2005
	10.000000	10.878591	8.79%	2,653	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.258287	22.58%	8,264	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	8.214264	9.013667	9.73%	142,815	2005
	8.060111	8.214264	1.91%	159,314	2004
	6.639456	8.060111	21.40%	139,959	2003
	8.551777	6.639456	-22.36%	93,704	2002
	10.120762	8.551777	-15.50%	1,902,785	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	8.707966	10.005986	14.91%	13,231	2005
	7.743155	8.707966	12.46%	22,272	2004
	12.386029	13.424002	8.38%	18,397	2004
	10.485875	12.386029	18.12%	17,438	2003
	10.848937	10.485875	-3.35%	13,498	2002
	10.073496	10.848937	7.70%	310,623	2001

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	8.707966	10.005986	14.91%	13,231	2005
	7.743155	8.707966	12.46%	22,272	2004
	6.284412	7.743155	23.21%	23,101	2003
	7.783412	6.284412	-19.26%	22,621	2002
	10.146627	7.783412	-23.29%	237,495	2001

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	11.914060	13.065701	9.67%	11,935	2005
	10.000000	11.914060	19.14%	1,408	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	11.587742	11.623973	0.31%	10,195	2005
	11.559798	11.587742	0.24%	12,491	2004
	11.359362	11.559798	1.76%	12,643	2003
	10.921334	11.359362	4.01%	7,708	2002
	10.137451	10.921334	7.73%	113,641	2001

W&R Target Funds, Inc. - Micro-Cap Growth Portfolio - Q/NQ	11.175159	13.325346	19.24%	2,712	2005
	10.000000	11.175159	11.75%	493	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.334146	13.34%	395	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	10.081634	10.193550	1.11%	11,316	2005
	10.149231	10.081634	-0.67%	12,499	2004
	10.235391	10.149231	-0.84%	8,149	2003
	10.285607	10.235391	-0.23%	7,786	2002
	10.038962	10.258607	2.19%	315,039	2001

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.213735	10.277340	0.62%	3,683	2005
	10.000000	10.213735	2.14%	673	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.375222	13.530925	9.34%	9,817	2005
	10.000000	12.375222	23.75%	862	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	9.328008	10.789405	15.67%	57,998	2005
	8.133866	9.328008	14.68%	56,146	2004
	6.320134	8.133866	28.70%	46,902	2003
	8.428424	6.320134	-25.01%	21,332	2002
	9.700236	8.428424	-13.11%	511,424	2001

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	11.360146	12.651061	11.36%	68,083	2005
	10.075450	11.360146	12.75%	72,323	2004
	7.522476	10.075450	33.94%	62,602	2003
	9.750175	7.522476	-22.85%	45,209	2002
	10.079320	9.750175	-3.27%	588,001	2001

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	11.235863	11.544597	2.75%	6,410	2005
	10.000000	11.235863	12.36%	856	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	12.160795	12.527720	3.02%	65,040	2005
	10.747082	12.160795	13.15%	64,050	2004
	8.707493	10.747082	23.42%	50,815	2003
	10.110263	8.707493	-13.87%	39,260	2002
	10.000000	10.110263	1.10%	275,388	2001*

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	11.520707	14.117463	22.54%	632,214	2005
	10.312774	11.520707	11.71%	563,603	2004
	9.382539	10.312774	9.91%	576,271	2003
	9.213277	9.382539	1.84%	273,651	2002
	10.378305	9.213277	-11.23%	394,885	2001
	10.000000	10.378305	3.78%	0	2000*

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.812343	11.195965	3.55%	333,458	2005
	10.066413	10.812343	7.41%	361,724	2004
	8.572656	10.066413	17.42%	355,379	2003
	9.493209	8.572656	-9.70%	197,385	2002
	10.236967	9.493209	-7.27%	259,790	2001
	10.000000	10.236967	2.37%	0	2000*

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	12.249247	12.273207	0.20%	297,177	2005
	11.959114	12.249247	2.43%	290,949	2004
	11.641762	11.959114	2.73%	318,870	2003
	10.834346	11.641762	7.45%	262,986	2002
	10.224762	10.834346	2.96%	393,182	2001
	10.000000	10.224762	2.25%	0	2000*

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	8.273622	8.892873	7.48%	974,931	2005
	7.658251	8.273622	8.04%	1,102,291	2004
	6.623314	7.658251	15.63%	1,135,390	2003
	8.571702	6.623314	-22.73%	743,764	2002
	10.217435	8.571702	-16.11%	1,782,065	2001
	10.000000	10.217435	2.17%	0	2000*

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.874951	12.120427	11.45%	34,448	2005
	10.000000	10.874951	8.75%	9,032	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.254682	22.55%	77,183	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	8.197271	8.990484	9.68%	1,279,145	2005
	8.047508	8.197271	1.86%	1,438,505	2004
	6.632425	8.047508	21.34%	1,511,819	2003
	8.547071	6.632425	-22.40%	743,036	2002
	10.120370	8.547071	-15.55%	2,309,196	2001
	10.000000	10.120370	1.20%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	13.396264	13.545407	1.11%	214,759	2005
	12.366698	13.396264	8.33%	272,779	2004
	10.474808	12.366698	18.06%	268,397	2003
	10.842987	10.474808	-3.40%	144,918	2002
	10.073104	10.842987	7.64%	178,958	2001
	10.000000	10.073104	0.73%	0	2000*

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	8.689963	9.980259	14.85%	204,196	2005
	7.731058	8.689963	12.40%	270,275	2004
	6.277773	7.731058	23.15%	315,704	2003
	7.779138	6.277773	-19.30%	173,284	2002
	10.146233	7.779138	-23.33%	470,824	2001
	10.000000	10.146233	1.46%	0	2000*

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	11.910063	13.054725	9.61%	109,140	2005
	10.000000	11.910063	19.10%	13,921	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	11.563810	11.594099	0.26%	154,585	2005
	11.541777	11.563810	0.19%	167,003	2004
	11.347406	11.541777	1.71%	175,402	2003
	10.915358	11.347406	3.96%	61,473	2002
	10.137060	10.915358	7.68%	30,939	2001
	10.000000	10.137060	1.37%	0	2000*

W&R Target Funds, Inc. - Micro-Cap Growth Portfolio - Q/NQ	11.171414	13.314163	19.18%	8,337	2005
	10.000000	11.171414	11.71%	3,666	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.330819	13.31%	3,411	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	10.060792	10.167335	1.06%	67,750	2005
	10.133385	10.060792	-0.72%	92,709	2004
	10.224593	10.133385	-0.89%	97,215	2003
	10.252980	10.224593	-0.28%	109,529	2002
	10.038572	10.252980	2.14%	243,294	2001
	10.000000	10.038572	0.39%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.211601	10.269994	0.57%	20,487	2005
	10.000000	10.211601	2.12%	7,344	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.372627	13.521259	9.28%	31,938	2005
	10.000000	12.372627	23.73%	6,498	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	9.308682	10.761615	15.61%	524,221	2005
	8.121139	9.308682	14.62%	555,420	2004
	6.313444	8.121139	28.63%	536,626	2003
	8.423783	6.313444	-25.05%	247,897	2002
	9.699859	8.423783	-13.16%	519,628	2001
	10.000000	9.699859	-3.00%	0	2000*

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	11.336648	12.618519	11.31%	446,350	2005
	10.059709	11.336648	2.69%	541,740	2004
	7.514524	10.059709	33.87%	559,412	2003
	9.744819	7.514524	-22.89%	328,294	2002
	10.078933	9.744819	-3.31%	650,315	2001
	10.000000	10.078933	0.79%	0	2000*

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	11.232101	11.534902	2.70%	45,250	2005
	10.000000	11.232101	12.32%	24,880	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	12.138190	12.498129	2.97%	467,411	2005
	10.732552	12.138190	13.10%	503,043	2004
	8.700123	10.732552	23.36%	489,251	2003
	10.106838	8.700123	-13.92%	216,118	2002
	10.000000	10.106838	1.07%	183,258	2001*

Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	11.496881	14.081152	22.48%	269,701	2005
	10.296657	11.496881	11.66%	230,563	2004
	9.372630	10.296657	9.86%	154,427	2003
	9.208222	9.372630	1.79%	74,008	2002
	10.377903	9.208222	-11.27%	73,171	2001

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.789981	11.167160	3.50%	116,481	2005
	10.050697	10.789981	7.36%	118,193	2004
	8.563602	10.050697	17.37%	62,285	2003
	9.487997	8.563602	-9.74%	21,655	2002
	10.236570	9.487997	-7.31%	68,230	2001

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	12.223940	12.241661	0.14%	48,846	2005
	11.940445	12.223940	2.37%	50,243	2004
	11.629479	11.940445	2.67%	37,575	2003
	10.828402	11.629479	7.40%	21,548	2002
	10.224366	10.828402	5.91%	32,508	2001

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	8.256513	8.869995	7.43%	397,505	2005
	7.646288	8.256513	7.98%	391,760	2004
	6.616314	7.646288	15.57%	248,031	2003
	8.566990	6.616314	-22.77%	102,848	2002
	10.217039	8.566990	-16.15%	225,573	2001

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.871306	12.110241	11.40%	23,659	2005
	10.000000	10.871306	8.71%	11,055	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.251084	22.51%	15,924	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	8.180318	8.967348	9.62%	626,308	2005
	8.034930	8.180318	1.81%	688,484	2004
	6.625416	8.034930	21.27%	414,989	2003
	8.542373	6.625416	-22.44%	142,115	2002
	10.119978	8.542373	-15.59%	248,828	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	13.368558	13.510561	1.06%	41,209	2005
	12.347382	13.368558	8.27%	40,470	2004
	10.463756	12.347382	18.00%	40,293	2003
	10.837039	10.463756	-3.44%	29,934	2002
	10.072713	10.837039	7.59%	32,297	2001

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	8.671951	9.954537	14.79%	58,879	2005
	7.718954	8.671951	12.35%	58,706	2004
	6.271125	7.718954	23.09%	66,115	2003
	7.774856	6.271125	-19.34%	37,839	2002
	10.145837	7.774856	-23.37%	27,142	2001

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	11.906078	13.043758	9.56%	11,701	2005
	10.000000	11.906078	19.06%	1,191	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	11.539882	11.564257	0.21%	70,387	2005
	11.523730	11.539882	0.14%	92,605	2004
	11.335411	11.523730	1.66%	79,314	2003
	10.909363	11.335411	3.91%	31,415	2002
	10.136668	10.909363	7.62%	15,053	2001

W&R Target Funds, Inc. - Micro-Cap Growth Portfolio - Q/NQ	11.167678	13.302968	19.12%	1,777	2005
	10.000000	11.167678	11.68%	0	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.327483	13.27%	93	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	10.039984	10.141174	1.01%	61,507	2005
	10.117557	10.039984	-0.77%	61,967	2004
	10.213802	10.117557	-0.94%	63,801	2003
	10.247355	10.213802	-0.33%	75,905	2002
	10.038183	10.247355	2.08%	51,072	2001

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.209462	10.262645	0.52%	0	2005
	10.000000	10.209462	2.09%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.370048	13.511603	9.23%	9,166	2005
	10.000000	12.370048	23.70%	984	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	9.289450	10.733946	15.55%	58,350	2005
	8.108459	9.289450	14.56%	52,273	2004
	6.306771	8.108459	28.57%	41,078	2003
	8.419157	6.306771	-25.09%	31,691	2002
	9.699482	8.419157	-13.20%	27,027	2001

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	11.313193	12.586051	11.25%	58,108	2005
	10.043977	11.313193	12.64%	71,192	2004
	7.506576	10.043977	33.80%	73,986	2003
	9.739457	7.506576	-22.93%	74,168	2002
	10.078539	9.739457	-3.36%	60,970	2001

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	11.228330	11.525198	2.64%	12,590	2005
	10.000000	11.228330	12.28%	8,559	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	12.115610	12.468574	2.91%	246,794	2005
	10.718013	12.115610	13.04%	273,833	2004
	8.692748	10.718013	23.30%	170,646	2003
	10.103405	8.692748	-13.96%	118,089	2002
	10.000000	10.103405	1.03%	70,929	2001*

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	11.473102	14.044929	22.42%	71,845	2005
	10.280579	11.473102	11.60%	66,135	2004
	9.362748	10.280579	9.80%	81,382	2003
	9.203179	9.362748	1.73%	38,015	2002
	10.377501	9.203179	-11.32%	324,401	2001

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.767675	11.138446	3.44%	31,092	2005
	10.035002	10.767675	7.30%	34,581	2004
	8.554572	10.035002	17.31%	32,592	2003
	9.482793	8.554572	-9.79%	21,474	2002
	10.236174	9.482793	-7.36%	299,019	2001

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	12.198612	12.210110	0.09%	47,900	2005
	11.921763	12.198612	2.32%	55,336	2004
	11.617196	11.921763	2.62%	76,609	2003
	10.822462	11.617196	7.34%	85,632	2002
	10.223971	10.822462	5.85%	251,040	2001

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	8.239415	8.847147	7.38%	90,332	2005
	7.634327	8.239415	7.93%	118,269	2004
	6.609314	7.634327	15.51%	133,486	2003
	8.562283	6.609314	-22.81%	115,557	2002
	10.216643	8.562283	-16.19%	1,654,639	2001

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.867659	12.100058	11.34%	15,095	2005
	10.000000	10.867659	8.68%	8,333	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.247478	22.47%	1,553	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	8.163384	8.944261	9.57%	150,846	2005
	8.022368	8.163384	1.76%	181,388	2004
	6.618408	8.022368	21.21%	166,073	2003
	8.537676	6.618408	-22.48%	147,763	2002
	10.119589	8.537676	-15.63%	1,755,955	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	13.340888	13.475776	1.01%	32,835	2005
	12.328074	13.340888	8.22%	32,300	2004
	10.452697	12.328074	17.94%	18,506	2003
	10.831082	10.452697	-3.49%	18,873	2002
	10.072322	10.831082	7.53%	161,932	2001

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	8.654037	9.928948	14.73%	27,373	2005
	7.706898	8.654037	12.29%	32,359	2004
	6.264502	7.706898	23.02%	27,205	2003
	7.770582	6.264502	-19.38%	24,991	2002
	10.145446	7.770582	-23.41%	236,747	2001

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	11.902082	13.032790	9.50%	3,405	2005
	10.000000	11.902082	19.02%	2,088	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	11.516005	11.534501	0.16%	23,156	2005
	11.505726	11.516005	0.09%	23,559	2004
	11.323446	11.505726	1.61%	31,910	2003
	10.903376	11.323446	3.85%	22,347	2002
	10.136272	10.903376	7.57%	10,756	2001

W&R Target Funds, Inc. - Micro-Cap Growth Portfolio - Q/NQ	11.163927	13.291770	19.06%	294	2005
	10.000000	11.163927	11.64%	0	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.324149	13.24%	245	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	10.019205	10.115066	0.96%	3,315	2005
	10.101743	10.019205	-0.82%	5,732	2004
	10.203015	10.101743	-0.99%	5,882	2003
	10.241731	10.203015	-0.38%	5,677	2002
	10.037793	10.241731	2.03%	265,566	2001

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.207325	10.255309	0.47%	3,628	2005
	10.000000	10.207325	2.07%	3,464	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.367457	13.501937	9.17%	6,558	2005
	10.000000	12.367457	23.67%	9,262	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	9.270213	10.706308	15.49%	62,729	2005
	8.095779	9.270213	14.51%	74,297	2004
	6.300111	8.095779	28.50%	54,382	2003
	8.414529	6.300111	-25.13%	27,948	2002
	9.699104	8.414529	-13.24%	456,280	2001

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	11.289793	12.553663	11.19%	64,051	2005
	10.028290	11.289793	12.58%	69,487	2004
	7.498648	10.028290	33.73%	63,239	2003
	9.734109	7.498648	-22.97%	66,986	2002
	10.078146	9.734109	-3.41%	573,395	2001

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	11.224568	11.515513	2.59%	10,810	2005
	10.000000	11.224568	12.25%	9,015	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	12.093087	12.439086	2.86%	64,067	2005
	10.703514	12.093087	12.98%	72,104	2004
	8.685384	10.703514	23.24%	55,848	2003
	10.099976	8.685384	-14.01%	38,959	2002
	10.000000	10.099976	1.00%	258,648	2001*

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	11.449328	14.008726	22.35%	445,908	2005
	10.264485	11.449328	11.54%	435,400	2004
	9.352833	10.264485	9.75%	409,983	2003
	9.198114	9.352833	1.68%	168,658	2002
	10.377101	9.198114	-11.36%	58,720	2001

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.745373	11.109734	3.39%	86,340	2005
	10.019302	10.745373	7.25%	93,623	2004
	8.545521	10.019302	17.25%	83,783	2003
	9.477581	8.545521	-9.83%	27,505	2002
	10.235775	9.477581	-7.41%	87,580	2001

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	12.173379	12.178682	0.04%	88,861	2005
	11.903141	12.173379	2.27%	94,525	2004
	11.604934	11.903141	2.57%	113,401	2003
	10.816517	11.604934	7.29%	68,253	2002
	10.223571	10.816517	5.80%	42,987	2001

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	8.222360	8.824359	7.32%	475,088	2005
	7.622379	8.222360	7.87%	547,988	2004
	6.602317	7.622379	15.45%	563,647	2003
	8.557576	6.602317	-22.85%	297,441	2002
	10.216249	8.557576	-16.24%	327,002	2001

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.864005	12.089877	11.28%	39,311	2005
	10.000000	10.864005	8.64%	39,174	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.243870	22.44%	78,905	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	8.146470	8.921205	9.51%	659,882	2005
	8.009816	8.146470	1.71%	794,940	2004
	6.611407	8.009816	21.15%	762,017	2003
	8.532982	6.611407	-22.52%	359,989	2002
	10.119196	8.532982	-15.68%	271,287	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	13.313316	13.441113	0.96%	109,986	2005
	12.308833	13.313316	8.16%	118,448	2004
	10.441672	12.308833	17.88%	104,500	2003
	10.825141	10.441672	-3.54%	39,027	2002
	10.071931	10.825141	7.48%	51,058	2001

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	8.636102	9.903357	14.67%	66,430	2005
	7.694835	8.636102	12.23%	75,280	2004
	6.257871	7.694835	22.96%	72,050	2003
	7.766304	6.257871	-19.42%	42,700	2002
	10.145052	7.766304	-23.45%	45,754	2001

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	11.898088	13.021821	9.44%	54,615	2005
	10.000000	11.898088	18.98%	22,295	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	11.492174	11.504794	0.11%	47,517	2005
	11.487743	11.492174	0.04%	54,825	2004
	11.311485	11.487743	1.56%	51,538	2003
	10.897387	11.311485	3.80%	25,691	2002
	10.135881	10.897387	7.51%	14,069	2001

W&R Target Funds, Inc. - Micro-Cap Growth Portfolio - Q/NQ	11.160177	13.280605	19.00%	3,212	2005
	10.000000	11.160177	11.60%	1,654	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.320806	13.21%	916	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.998460	10.089012	0.91%	31,106	2005
	10.085948	9.998460	-0.87%	31,833	2004
	10.192234	10.085948	-1.04%	40,083	2003
	10.236105	10.192234	-0.43%	12,701	2002
	10.037403	10.236105	1.98%	150,799	2001

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.205190	10.247977	0.42%	7,671	2005
	10.000000	10.205190	2.05%	3,726	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.364878	13.492294	9.12%	20,984	2005
	10.000000	12.364878	23.65%	5,356	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	9.251010	10.678733	15.43%	300,456	2005
	8.083109	9.251010	14.45%	325,299	2004
	6.293443	8.083109	28.44%	296,226	2003
	8.409895	6.293443	-25.17%	137,679	2002
	9.698729	8.409895	-13.29%	89,037	2001

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	11.266380	12.521299	11.14%	164,766	2005
	10.012579	11.266380	12.52%	197,818	2004
	7.490696	10.012579	33.67%	182,410	2003
	9.728740	7.490696	-23.00%	99,246	2002
	10.077754	9.728740	-3.46%	75,869	2001

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	11.220796	11.505821	2.54%	21,311	2005
	10.000000	11.220796	12.21%	11,965	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	12.070611	12.409700	2.81%	238,155	2005
	10.689043	12.070611	12.93%	286,167	2004
	8.678037	10.689043	23.17%	221,816	2003
	10.096554	8.678037	-14.05%	120,417	2002
	10.000000	10.096554	0.97%	24,483	2001*

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	11.425632	13.972668	22.29%	402,995	2005
	10.248442	11.425632	11.49%	358,715	2004
	9.342962	10.248442	9.69%	261,209	2003
	9.193065	9.342962	1.63%	86,123	2002
	10.376699	9.193065	-11.41%	964	2001

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.723092	11.081098	3.34%	153,799	2005
	10.003605	10.723092	7.19%	165,908	2004
	8.536467	10.003605	17.19%	141,797	2003
	9.472364	8.536467	-9.88%	75,389	2002
	10.235381	9.472364	-7.45%	3,183	2001

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	12.148163	12.147313	-0.01%	162,222	2005
	11.884520	12.148163	2.22%	121,440	2004
	11.592659	11.884520	2.52%	143,656	2003
	10.810574	11.592659	7.23%	105,584	2002
	10.223176	10.810574	5.75%	6,819	2001

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	8.205310	8.801610	7.27%	622,025	2005
	7.610450	8.205310	7.82%	775,118	2004
	6.595336	7.610450	15.39%	683,930	2003
	8.552871	6.595336	-22.89%	491,132	2002
	10.215853	8.552871	-16.28%	202,082	2001

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.860359	12.079699	11.23%	19,873	2005
	10.000000	10.860359	8.60%	5,015	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.240271	22.40%	14,348	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	8.129616	8.898245	9.45%	836,124	2005
	7.997295	8.129616	1.65%	1,035,863	2004
	6.604414	7.997295	21.09%	988,375	2003
	8.528287	6.604414	-22.56%	472,332	2002
	10.118802	8.528287	-15.72%	182,002	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	13.285735	13.406474	0.91%	115,300	2005
	12.289581	13.285735	8.11%	84,382	2004
	10.430630	12.289581	17.82%	87,114	2003
	10.819198	10.430630	-3.59%	72,679	2002
	10.071541	10.819198	7.42%	11,636	2001

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	8.618184	9.877812	14.62%	178,824	2005
	7.682777	8.618184	12.18%	308,375	2004
	6.251248	7.682777	22.90%	356,391	2003
	7.762028	6.251248	-19.46%	266,552	2002
	10.144657	7.762028	-23.49%	107,276	2001

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	11.894092	13.010858	9.39%	66,415	2005
	10.000000	11.894092	18.94%	5,934	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	11.468390	11.475171	0.06%	114,645	2005
	11.469798	11.468390	-0.01%	144,212	2004
	11.299556	11.469798	1.51%	164,743	2003
	10.891410	11.299556	3.75%	53,015	2002
	10.135487	10.891410	7.46%	0	2001

W&R Target Funds, Inc. - Micro-Cap Growth Portfolio - Q/NQ	11.156430	13.269427	18.94%	4,020	2005
	10.000000	11.156430	11.56%	3,377	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.317461	13.17%	5,695	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.977747	10.063013	0.85%	46,969	2005
	10.070167	9.977747	-0.92%	61,752	2004
	10.181460	10.070167	-1.09%	94,602	2003
	10.230478	10.181460	-0.48%	37,650	2002
	10.037013	10.230478	1.93%	35,333	2001

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.203049	10.240640	0.37%	2,464	2005
	10.000000	10.203049	2.03%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.362288	13.482646	9.06%	71,712	2005
	10.000000	12.362288	23.62%	5,108	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	9.231828	10.651178	15.37%	314,538	2005
	8.070439	9.231828	14.39%	462,135	2004
	6.286765	8.070439	28.37%	418,200	2003
	8.405267	6.286765	-25.20%	272,265	2002
	9.698352	8.405267	-13.33%	111,749	2001

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	11.243042	12.489019	11.08%	290,459	2005
	9.996902	11.243042	12.47%	420,856	2004
	7.482762	9.996902	33.60%	462,270	2003
	9.723384	7.482762	-23.04%	428,392	2002
	10.077364	9.723384	-3.51%	178,448	2001

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	11.217033	11.496134	2.49%	64,693	2005
	10.000000	11.217033	12.17%	9,147	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	12.048126	12.380306	2.76%	373,532	2005
	10.674555	12.048126	12.87%	450,891	2004
	8.670678	10.674555	23.11%	388,849	2003
	10.093129	8.670678	-14.09%	197,728	2002
	10.000000	10.093129	0.93%	50,589	2001*

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	11.401921	13.936614	22.23%	98,183	2005
	10.232375	11.401921	11.43%	80,449	2004
	9.333060	10.232375	9.64%	29,042	2003
	9.188001	9.333060	1.58%	16,100	2002
	10.376296	9.188001	-11.45%	9,291	2001

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.700889	11.052553	3.29%	75,426	2005
	9.987963	10.700889	7.14%	80,159	2004
	8.527445	9.987963	17.13%	26,917	2003
	9.467156	8.527445	-9.93%	4,406	2002
	10.234981	9.467156	-7.50%	4,106	2001

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	12.122999	12.116004	-0.06%	21,346	2005
	11.865931	12.122999	2.17%	28,557	2004
	11.580409	11.865931	2.47%	23,021	2003
	10.804637	11.580409	7.18%	11,940	2002
	10.222778	10.804637	5.69%	9,465	2001

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	8.188281	8.778896	7.21%	274,205	2005
	7.598516	8.188281	7.76%	284,759	2004
	6.588340	7.598516	15.33%	171,391	2003
	8.548156	6.588340	-22.93%	28,398	2002
	10.215459	8.548156	-16.32%	21,937	2001

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.856710	12.069520	11.17%	20,038	2005
	10.000000	10.856710	8.57%	8,849	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.236657	22.37%	839	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	8.112732	8.875276	9.40%	381,553	2005
	7.984761	8.112732	1.60%	425,813	2004
	6.597419	7.984761	21.03%	217,977	2003
	8.523596	6.597416	-22.60%	40,779	2002
	10.118412	8.523596	-15.76%	21,575	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	13.258190	13.371913	0.86%	10,235	2005
	12.270338	13.258190	8.05%	8,821	2004
	10.419593	12.270338	17.76%	9,523	2003
	10.813239	10.419593	-3.64%	6,367	2002
	10.071148	10.813239	7.37%	1,483	2001

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	8.600337	9.852367	14.56%	18,888	2005
	7.670770	8.600337	12.12%	18,227	2004
	6.244630	7.670770	22.84%	15,812	2003
	7.757760	6.244630	-19.50%	7,865	2002
	10.144267	7.757760	-23.53%	6,956	2001

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	11.890094	12.999900	9.33%	1,673	2005
	10.000000	11.890094	18.90%	932	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	11.444612	11.445586	0.01%	17,198	2005
	11.451831	11.444612	-0.06%	21,463	2004
	11.287606	11.451831	1.45%	10,936	2003
	10.885429	11.287606	3.69%	6,504	2002
	10.135094	10.885429	7.40%	6,370	2001

W&R Target Funds, Inc. - Micro-Cap Growth Portfolio - Q/NQ	11.152675	13.258237	18.88%	0	2005
	10.000000	11.152675	11.53%	0	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.314133	13.14%	6,471	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.957068	10.037070	0.80%	4,636	2005
	10.054405	9.957068	-0.97%	5,183	2004
	10.170692	10.054405	-1.14%	3,105	2003
	10.224856	10.170692	-0.53%	1,200	2002
	10.036623	10.224856	1.88%	6,064	2001

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.200913	10.233317	0.32%	47	2005
	10.000000	10.200913	2.01%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.359706	13.472997	9.01%	1,353	2005
	10.000000	12.359706	23.60%	0	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	9.212702	10.623739	15.32%	31,373	2005
	8.057817	9.212702	14.33%	32,820	2004
	6.280120	8.057817	28.31%	26,717	2003
	8.400646	6.280120	-25.24%	8,758	2002
	9.697972	8.400646	-13.38%	10,052	2001

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	11.219695	12.456782	11.03%	33,127	2005
	9.981231	11.219695	12.41%	32,788	2004
	7.474828	9.981231	33.53%	29,100	2003
	9.718031	7.474828	-23.08%	14,987	2002
	10.076969	9.718031	-3.56%	12,012	2001

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	11.213262	11.486449	2.44%	912	2005
	10.000000	11.213262	12.13%	624	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	12.025678	12.350978	2.71%	116,415	2005
	10.660084	12.025678	12.81%	118,968	2004
	8.663319	10.660084	23.05%	40,145	2003
	10.089696	8.663319	-14.14%	11,119	2002
	10.000000	10.089696	0.90%	3,701	2001*

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	11.378295	13.900692	22.17%	7,330	2005
	10.216357	11.378295	11.37%	10,387	2004
	9.323181	10.216357	9.58%	7,919	2003
	9.182946	9.323181	1.53%	5,329	2002
	10.375893	9.182946	-11.50%	4,825	2001

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.678678	11.024019	3.23%	187	2005
	9.972315	10.678678	7.08%	823	2004
	8.518415	9.972315	17.07%	73	2003
	9.461947	8.518415	-9.97%	0	2002
	10.234586	9.461947	-7.55%	2,695	2001

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	12.097853	12.084738	-0.11%	6,661	2005
	11.847341	12.097853	2.11%	7,362	2004
	11.568155	11.847341	2.41%	19,907	2003
	10.798693	11.568155	7.13%	20,922	2002
	10.222381	10.798693	5.64%	2,555	2001

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	8.171308	8.756261	7.16%	15,200	2005
	7.586615	8.171308	7.71%	19,635	2004
	6.581369	7.586615	15.27%	15,695	2003
	8.543459	6.581369	-22.97%	10,672	2002
	10.215063	8.543459	-16.36%	31,978	2001

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.853055	12.059347	11.11%	118	2005
	10.000000	10.853055	8.53%	869	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.233048	22.33%	61	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	8.095891	8.852353	9.34%	25,753	2005
	7.972240	8.095891	1.55%	35,300	2004
	6.590424	7.97224	20.97%	27,189	2003
	8.518902	6.590424	-22.64%	16,650	2002
	10.118020	8.518902	-15.80%	20,919	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	13.230708	13.337425	0.81%	3,306	2005
	12.251129	13.230708	8.00%	3,159	2004
	10.408568	12.251129	17.70%	306	2003
	10.807291	10.408568	-3.69%	518	2002
	10.070760	10.807291	7.31%	825	2001

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	8.582491	9.826938	14.50%	5,178	2005
	7.658736	8.582491	12.06%	9,278	2004
	6.238005	7.658736	22.78%	6,823	2003
	7.753477	6.238005	-19.55%	2,733	2002
	10.143870	7.753477	-23.56%	10,172	2001

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	11.886106	12.988952	9.28%	740	2005
	10.000000	11.886106	18.86%	0	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	11.420897	11.416073	-0.04%	601	2005
	11.433913	11.420897	-0.11%	1,189	2004
	11.275663	11.433913	1.40%	4,627	2003
	10.879451	11.275663	3.64%	3,472	2002
	10.134702	10.879451	7.35%	0	2001

W&R Target Funds, Inc. - Micro-Cap Growth Portfolio - Q/NQ	11.148934	13.247095	18.82%	42	2005
	10.000000	11.148934	11.49%	696	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.310791	13.11%	0	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.936424	10.011179	0.75%	884	2005
	10.038665	9.936424	-1.02%	1,434	2004
	10.159933	10.038665	-1.19%	1,558	2003
	10.219232	10.159933	-0.58%	14,738	2002
	10.036232	10.219232	1.82%	718	2001

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.198772	10.225962	0.27%	0	2005
	10.000000	10.198772	1.99%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.357120	13.463339	8.95%	941	2005
	10.000000	12.35712	23.57%	79	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	9.193564	10.596290	15.26%	8,708	2005
	8.045180	9.193564	14.27%	13,056	2004
	6.273457	8.04518	28.24%	8,179	2003
	8.396010	6.273457	-25.28%	4,272	2002
	9.697594	8.39601	-13.42%	8,704	2001

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	11.196441	12.424678	10.97%	8,089	2005
	9.965598	11.196441	12.35%	11,945	2004
	7.466909	9.965598	33.46%	9,103	2003
	9.712673	7.466909	-23.12%	7,025	2002
	10.076578	9.712673	-3.61%	16,130	2001

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	11.209485	11.476758	2.38%	853	2005
	10.000000	11.209485	12.09%	187	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	12.003276	12.321716	2.65%	4,562	2005
	10.645628	12.003276	12.75%	7,149	2004
	8.655972	10.645628	22.99%	4,779	2003
	10.086266	8.655972	-14.18%	1,272	2002
	10.000000	10.086266	0.86%	3,196	2001*

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	11.354672	13.864795	22.11%	4,659	2005
	10.200337	11.354672	11.32%	4,659	2004
	9.313310	10.200337	9.52%	2,178	2003
	9.177891	9.313310	1.48%	2,088	2002
	10.375491	9.177891	-11.54%	4,238	2001

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.656532	10.995573	3.18%	7,985	2005
	9.956696	10.656532	7.03%	7,985	2004
	8.509395	9.956696	17.01%	4,185	2003
	9.456739	8.509395	-10.02%	4,093	2002
	10.234189	9.546739	-7.60%	5,520	2001

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	12.072760	12.053554	-0.16%	3,245	2005
	11.828774	12.072760	2.06%	4,043	2004
	11.555910	11.828774	2.36%	331	2003
	10.792757	11.555910	7.07%	448	2002
	10.221984	10.792757	5.58%	3,913	2001

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	8.154339	8.733643	7.10%	12,195	2005
	7.574721	8.154339	7.65%	12,438	2004
	6.574382	7.574721	15.22%	9,101	2003
	8.538740	6.574382	-23.01%	5,997	2002
	10.214664	8.538740	-16.41%	11,319	2001

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.849412	12.049184	11.06%	0	2005
	10.000000	10.849412	8.49%	0	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.229450	22.29%	0	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	8.079089	8.829510	9.29%	28,920	2005
	7.959739	8.079089	1.50%	28,726	2004
	6.583431	7.959739	20.91%	25,232	2003
	8.514201	6.583431	-22.68%	17,998	2002
	10.117627	8.514201	-15.85%	16,263	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	13.203257	13.302997	0.76%	179	2005
	12.231922	13.203257	7.94%	179	2004
	10.397530	12.231922	17.64%	179	2003
	10.801340	10.397530	-3.74%	268	2002
	10.070364	10.801340	7.26%	1,219	2001

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	8.564653	9.801536	14.44%	596	2005
	7.646706	8.564653	12.00%	539	2004
	6.231384	7.646706	22.71%	568	2003
	7.749199	6.231384	-19.59%	469	2002
	10.143475	7.749199	-23.60%	558	2001

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	11.882106	12.977994	9.22%	0	2005
	10.000000	11.882106	18.82%	0	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	11.397203	11.386612	-0.09%	2,696	2005
	11.416001	11.397203	-0.16%	2,784	2004
	11.263738	11.416001	1.35%	210	2003
	10.873469	11.263738	3.59%	0	2002
	10.134308	10.873469	7.29%	0	2001

W&R Target Funds, Inc. - Micro-Cap Growth Portfolio - Q/NQ	11.145161	13.235888	18.76%	0	2005
	10.000000	11.145161	11.45%	0	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.307455	13.07%	0	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.915806	9.985338	0.70%	1,128	2005
	10.022932	9.915806	-1.07%	1,106	2004
	10.149172	10.022932	-1.24%	1,038	2003
	10.213606	10.149172	-0.63%	838	2002
	10.035842	10.213606	1.77%	1,584	2001

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.196629	10.218644	0.22%	0	2005
	10.000000	10.196629	1.97%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.354526	13.453700	8.90%	0	2005
	10.000000	12.354526	23.55%	0	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	9.174517	10.568981	15.20%	3,849	2005
	8.032584	9.174517	14.22%	4,082	2004
	6.266813	8.032584	28.18%	4,082	2003
	8.391394	6.266813	-25.32%	3,967	2002
	9.697219	8.391394	-13.47%	4,484	2001

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	11.173187	12.392579	10.91%	1,668	2005
	9.949969	11.173187	12.29%	1,829	2004
	7.458986	9.949969	33.40%	1,802	2003
	9.707317	7.458986	-23.16%	2,368	2002
	10.076184	9.707317	-3.66%	3,578	2001

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	11.205722	11.467086	2.33%	0	2005
	10.000000	11.205722	12.06%	0	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	11.980875	12.292488	2.60%	6,596	2005
	10.631170	11.980875	12.70%	6,215	2004
	8.648608	10.631170	22.92%	5,635	2003
	10.082827	8.648608	-14.22%	2,986	2002
	10.000000	10.082827	0.83%	8,019	2001*

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	11.331137	13.829041	22.04%	9,068	2005
	10.184374	11.331137	11.26%	9,149	2004
	9.303459	10.184374	9.47%	7,171	2003
	9.172845	9.303459	1.42%	825	2002
	10.375088	9.172845	-11.59%	65,148	2001

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.634409	10.967172	3.13%	8,184	2005
	9.941075	10.634409	6.97%	8,085	2004
	8.500373	9.941075	16.95%	1,861	2003
	9.451524	8.500373	-10.06%	1,383	2002
	10.233790	9.451524	-7.64%	43,958	2001

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	12.047708	12.022433	-0.21%	6,751	2005
	11.810247	12.047708	2.01%	7,276	2004
	11.543683	11.810247	2.31%	7,075	2003
	10.786820	11.543683	7.02%	2,195	2002
	10.221589	10.786820	5.53%	60,883	2001

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	8.137392	8.711073	7.05%	33,102	2005
	7.562827	8.137392	7.60%	33,034	2004
	6.567410	7.562827	15.16%	17,910	2003
	8.534039	6.567410	-23.04%	11,637	2002
	10.214270	8.534039	-16.45%	156,691	2001

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.845761	12.039021	11.00%	0	2005
	10.000000	10.845761	8.46%	0	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.225828	22.26%	654	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	8.062303	8.806697	9.23%	35,735	2005
	7.947249	8.062303	1.45%	36,268	2004
	6.576449	7.947249	20.84%	17,113	2003
	8.509507	6.576449	-22.72%	6,749	2002
	10.117234	8.509507	-15.89%	105,717	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	13.175880	13.268682	0.70%	6,317	2005
	12.212773	13.175880	7.89%	6,383	2004
	10.386539	12.212773	17.58%	5,903	2003
	10.795404	10.386539	-3.79%	629	2002
	10.069972	10.795404	7.20%	17,649	2001

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	8.546859	9.776219	14.38%	4,856	2005
	7.634714	8.546859	11.95%	4,666	2004
	6.224770	7.634714	22.65%	4,984	2003
	7.744924	6.224770	-19.63%	1,412	2002
	10.143081	7.744924	-23.64%	15,449	2001

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	11.878109	12.967046	9.17%	0	2005
	10.000000	11.878109	18.78%	0	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	11.373546	11.357208	-0.14%	3,306	2005
	11.398104	11.373546	-0.22%	3,815	2004
	11.251798	11.398104	1.30%	3,124	2003
	10.867472	11.251798	3.54%	871	2002
	10.133910	10.867472	7.24%	7,564	2001

W&R Target Funds, Inc. - Micro-Cap Growth Portfolio - Q/NQ	11.141414	13.224727	18.70%	0	2005
	10.000000	11.141414	11.41%	0	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.304117	13.04%	0	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.895226	9.959557	0.65%	1,011	2005
	10.007222	9.895226	-1.12%	912	2004
	10.138425	10.007222	-1.29%	766	2003
	10.207985	10.138425	-0.68%	7,285	2002
	10.035451	10.207985	1.72%	20,861	2001

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.194486	10.211304	0.16%	0	2005
	10.000000	10.194486	1.94%	0	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.351936	13.444055	8.84%	581	2005
	10.000000	12.351936	23.52%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	9.155443	10.541658	15.14%	10,440	2005
	8.019969	9.155443	14.16%	10,614	2004
	6.260157	8.019969	28.11%	9,641	2003
	8.386760	6.260157	-25.36%	3,648	2002
	9.696839	8.386760	-13.51%	33,018	2001

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	11.149982	12.360569	10.86%	8,980	2005
	9.934358	11.149982	12.24%	9,328	2004
	7.451065	9.934358	33.33%	8,407	2003
	9.701957	7.451065	-23.20%	4,372	2002
	10.075790	9.701957	-3.71%	46,453	2001

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	11.201949	11.457412	2.28%	0	2005
	10.000000	11.201949	12.02%	0	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	11.958537	12.263348	2.55%	13,364	2005
	10.616751	11.958537	12.64%	13,113	2004
	8.641266	10.616751	22.86%	5,817	2003
	10.079400	8.641266	-14.27%	1,549	2002
	10.000000	10.079400	0.79%	27,944	2001*

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at End of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	11.307615	13.793345	21.98%	20,185	2005
	10.168407	11.307615	11.20%	17,279	2004
	9.293602	10.168407	9.41%	14,979	2003
	9.167790	9.293602	1.37%	9,380	2002
	10.374687	9.167790	-11.63%	1,754	2001
	10.000000	10.374687	3.75%	174	2000*

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.612329	10.938861	3.08%	7,997	2005
	9.925489	10.612329	6.92%	7,371	2004
	8.491357	9.925489	16.89%	13,971	2003
	9.446317	8.491357	-10.11%	7,671	2002
	10.233393	9.446317	-7.69%	7,597	2001
	10.000000	10.233393	2.33%	0	2000*

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	12.022687	11.991376	-0.26%	3,527	2005
	11.791725	12.022687	1.96%	2,876	2004
	11.531449	11.791725	2.26%	4,631	2003
	10.780876	11.531449	6.96%	2,238	2002
	10.221188	10.780876	5.48%	0	2001
	10.000000	10.221188	2.21%	0	2000*

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	8.120498	8.688574	7.00%	26,809	2005
	7.550959	8.120498	7.54%	27,357	2004
	6.560440	7.550959	15.10%	37,276	2003
	8.529332	6.560440	-23.08%	26,476	2002
	10.213876	8.529332	-16.49%	11,457	2001
	10.000000	10.213876	2.74%	0	2000*

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.842113	12.028860	10.95%	852	2005
	10.000000	10.842113	8.42%	0	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.222219	22.22%	9,055	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	8.045554	8.783933	9.18%	38,945	2005
	7.934767	8.045554	1.40%	47,590	2004
	6.569458	7.934767	20.78%	52,182	2003
	8.504809	6.569458	-22.76%	17,605	2002
	10.116840	8.504809	-15.93%	5,853	2001
	10.000000	10.116840	1.17%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	13.148530	13.234405	0.65%	5,320	2005
	12.193625	13.148530	7.83%	4,815	2004
	10.375534	12.193625	17.52%	3,366	2003
	10.789458	10.375534	-3.84%	2,077	2002
	10.069584	10.789458	7.15%	42	2001
	10.000000	10.069584	0.70%	0	2000*

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	8.529109	9.750960	14.33%	9,061	2005
	7.622729	8.529109	11.89%	11,891	2004
	6.218168	7.622729	22.59%	14,331	2003
	7.740655	6.218168	-19.67%	8,438	2002
	10.142686	7.740655	-23.68%	2,177	2001
	10.000000	10.142686	1.43%	0	2000*

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	11.874109	12.956103	9.11%	1,360	2005
	10.000000	11.874109	18.74%	106	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	11.349929	11.327869	-0.19%	5,064	2005
	11.380229	11.349929	-0.27%	5,735	2004
	11.239875	11.380229	1.25%	6,447	2003
	10.861491	11.239875	3.48%	1,245	2002
	10.133516	10.861491	7.18%	0	2001
	10.000000	10.133516	1.34%	0	2000*

W&R Target Funds, Inc. - Micro-Cap Growth Portfolio - Q/NQ	11.137673	13.213592	18.64%	1,729	2005
	10.000000	11.137673	11.38%	10	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.300782	13.01%	687	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.874674	9.933826	0.60%	1,265	2005
	9.991522	9.874674	-1.17%	1,635	2004
	10.127677	9.991522	-1.34%	1,620	2003
	10.202360	10.127677	-0.73%	0	2002
	9.696462	10.202360	1.67%	0	2001
	10.000000	9.696462	-3.04%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.192346	10.203975	0.11%	2,251	2005
	10.000000	10.192346	1.92%	2,134	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.349343	13.434409	8.79%	5,064	2005
	10.000000	12.349343	23.49%	3,669	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	9.136430	10.514438	15.08%	22,839	2005
	8.007398	9.136430	14.10%	22,548	2004
	6.253523	8.007398	28.05%	23,680	2003
	8.382138	6.253523	-25.39%	15,802	2002
	9.696462	8.382138	-13.55%	7,229	2001
	10.000000	9.696462	0.75%	0	2000*

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	11.126823	12.328642	10.80%	18,730	2005
	9.918772	11.126823	12.18%	21,235	2004
	7.443165	9.918772	33.26%	22,279	2003
	9.696613	7.443165	-23.24%	14,885	2002
	10.075400	9.696613	-3.76%	5,226	2001
	10.000000	10.075400	0.75%	0	2000*

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	11.198178	11.447738	2.23%	1,735	2005
	10.000000	11.198178	11.98%	1,405	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	11.936220	12.234249	2.50%	17,832	2005
	10.602328	11.936220	12.58%	22,510	2004
	8.633911	10.602328	22.80%	26,348	2003
	10.075958	8.633911	-14.31%	17,267	2002
	10.000000	10.075958	0.76%	10,998	2001*

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	11.284110	13.757682	21.92%	586	2005
	10.152439	11.284110	11.15%	579	2004
	9.283743	10.152439	9.36%	340	2003
	9.162734	9.283743	1.32%	0	2002
	10.374284	9.162734	-11.68%	856	2001

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.590282	10.910595	3.02%	215	2005
	9.909910	10.590282	6.87%	302	2004
	8.482350	9.909910	16.83%	158	2003
	9.441109	8.482350	-10.16%	0	2002
	10.232994	9.441109	-7.74%	290	2001

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	11.997729	11.960409	-0.31%	712	2005
	11.773243	11.997729	1.91%	543	2004
	11.519240	11.773243	2.21%	324	2003
	10.774936	11.519240	6.91%	0	2002
	10.220790	10.774936	5.42%	0	2001

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	8.103604	8.666092	6.94%	1,517	2005
	7.539101	8.103604	7.49%	1,267	2004
	6.553473	7.539101	15.04%	709	2003
	8.524624	6.553473	-23.12%	0	2002
	10.213477	8.524624	-16.54%	1,363	2001

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.838453	12.018704	10.89%	77	2005
	10.000000	10.838453	8.38%	62	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.218605	22.19%	0	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	8.028841	8.761234	9.12%	2,509	2005
	7.922325	8.028841	1.34%	2,194	2004
	6.562499	7.922325	20.72%	665	2003
	8.500123	6.562499	-22.80%	0	2002
	10.116448	8.500123	-15.98%	1,233	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	13.121198	13.200188	0.60%	461	2005
	12.174486	13.121198	7.78%	370	2004
	10.364526	12.174486	17.46%	278	2003
	10.783508	10.364526	-3.89%	0	2002
	10.069190	10.783508	7.09%	158	2001

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	8.511386	9.725760	14.27%	662	2005
	7.610765	8.511386	11.83%	589	2004
	6.211565	7.610765	22.53%	430	2003
	7.736379	6.211565	-19.71%	0	2002
	10.142291	7.736379	-23.72%	172	2001

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	11.870111	12.945156	9.06%	0	2005
	10.000000	11.870111	18.70%	0	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	11.326333	11.298572	-0.25%	557	2005
	11.362367	11.326333	-0.32%	502	2004
	11.227962	11.362367	1.20%	288	2003
	10.855504	11.227962	3.43%	0	2002
	10.133123	10.855504	7.13%	362	2001

W&R Target Funds, Inc. - Micro-Cap Growth Portfolio - Q/NQ	11.133916	13.202420	18.58%	0	2005
	10.000000	11.133916	11.34%	0	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.297430	12.97%	71	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.854158	9.908151	0.55%	112	2005
	9.975848	9.854158	-1.22%	88	2004
	10.116942	9.975848	-1.39%	17	2003
	10.196739	10.116942	-0.78%	0	2002
	10.034669	10.196739	1.62%	193	2001

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.190202	10.196645	0.06%	41	2005
	10.000000	10.190202	1.90%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.346755	13.424770	8.73%	0	2005
	10.000000	12.346755	23.47%	0	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	9.117437	10.487250	15.02%	564	2005
	7.994819	9.117437	14.04%	521	2004
	6.246875	7.994819	27.98%	403	2003
	8.377507	6.246875	-25.43%	0	2002
	9.696083	8.377507	-13.60%	363	2001

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	11.103670	12.296744	10.74%	474	2005
	9.903176	11.103670	12.12%	448	2004
	7.435249	9.903176	33.19%	336	2003
	9.691246	7.435249	-23.28%	0	2002
	10.075004	9.691246	-3.81%	964	2001

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	11.194411	11.438085	2.18%	0	2005
	10.000000	11.194411	11.94%	0	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	11.913919	12.205190	2.44%	786	2005
	10.587913	11.913919	12.52%	778	2004
	8.626571	10.587913	22.74%	468	2003
	10.072534	8.626571	-14.36%	0	2002
	10.000000	10.072534	0.73%	19,102	2001*

Optional Benefits Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	11.260676	13.722139	21.86%	17,728	2005
	10.136509	11.260676	11.09%	17,933	2004
	9.273900	10.136509	9.30%	29,358	2003
	9.157678	9.273900	1.27%	702	2002
	10.373881	9.157678	-11.72%	29,592	2001

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.568239	10.882342	2.97%	3,453	2005
	9.894326	10.568239	6.81%	3,480	2004
	8.473330	9.894326	16.77%	3,561	2003
	9.435894	8.473330	-10.20%	0	2002
	10.232597	9.435894	-7.79%	20,838	2001

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	11.972776	11.929452	-0.36%	2,624	2005
	11.754754	11.972776	1.85%	2,471	2004
	11.507021	11.754754	2.15%	2,282	2003
	10.768998	11.507021	6.85%	364	2002
	10.220393	10.768998	5.37%	10,066	2001

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	8.086758	8.643698	6.89%	3,267	2005
	7.527257	8.086758	7.43%	10,010	2004
	6.546524	7.527257	14.98%	9,193	2003
	8.519930	6.546524	-23.16%	14,097	2002
	10.213080	8.519930	-16.58%	26,480	2001

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.834807	12.008565	10.83%	0	2005
	10.000000	10.834807	8.35%	0	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.214996	22.15%	11,052	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	8.012116	8.738546	9.07%	10,677	2005
	7.909852	8.012116	1.29%	20,855	2004
	6.555505	7.909852	20.66%	21,382	2003
	8.495416	6.555505	-22.83%	12,140	2002
	10.116055	8.495416	-16.02%	23,007	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	13.093921	13.166055	0.55%	2,397	2005
	12.155367	13.093921	7.72%	2,291	2004
	10.353516	12.155367	17.40%	2,544	2003
	10.777559	10.353516	-3.93%	592	2002
	10.068796	10.777559	7.04%	2,835	2001

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	8.493683	9.700590	14.21%	16,261	2005
	7.598803	8.493683	11.78%	2,324	2004
	6.204963	7.598803	22.46%	1,504	2003
	7.732108	6.204963	-19.75%	2,622	2002
	10.141898	7.732108	-23.76%	6,723	2001

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	11.866121	12.934241	9.00%	42	2005
	10.000000	11.866121	18.66%	0	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	11.302805	11.269375	-0.30%	1,577	2005
	11.344538	11.302805	-0.37%	1,469	2004
	11.216051	11.344538	1.15%	1,647	2003
	10.849519	11.216051	3.38%	0	2002
	10.132726	10.849519	7.07%	2,517	2001

W&R Target Funds, Inc. - Micro-Cap Growth Portfolio - Q/NQ	11.130159	13.191283	18.52%	0	2005
	10.000000	11.130159	11.30%	0	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.294094	12.94%	0	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.833672	9.882525	0.50%	63	2005
	9.960185	9.833672	-1.27%	381	2004
	10.106208	9.960185	-1.44%	380	2003
	10.191113	10.106208	-0.83%	0	2002
	10.034277	10.191113	1.56%	5,403	2001

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.188062	10.189324	0.01%	0	2005
	10.000000	10.188062	1.88%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.344170	13.415136	8.68%	51	2005
	10.000000	12.344170	23.44%	0	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	9.098452	10.460091	14.97%	11,903	2005
	7.982235	9.098452	13.98%	6,096	2004
	6.240231	7.982235	27.92%	6,765	2003
	8.372876	6.240231	-25.47%	6,745	2002
	9.695705	8.372876	-13.64%	4,211	2001

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	11.080591	12.264939	10.69%	3,761	2005
	9.887634	11.080591	12.07%	2,112	2004
	7.427351	9.887634	33.12%	2,137	2003
	9.685904	7.427351	-23.32%	2,660	2002
	10.074612	9.685904	-3.86%	13,645	2001

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	11.190639	11.428424	2.12%	47	2005
	10.000000	11.190639	11.91%	0	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	11.891670	12.176205	2.39%	10,460	2005
	10.573530	11.891670	12.47%	8,761	2004
	8.619231	10.573530	22.67%	7,867	2003
	10.069095	8.619231	-14.40%	3,448	2002
	10.000000	10.069095	0.69%	20,054	2001*

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	11.237242	13.686622	21.80%	12,346	2005
	10.120578	11.237242	11.03%	12,544	2004
	9.264049	10.120578	9.25%	11,456	2003
	9.152626	9.264049	1.22%	0	2002
	10.373475	9.152626	-11.77%	385	2001

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.546257	10.854195	2.92%	5,473	2005
	9.878786	10.546257	6.76%	5,752	2004
	8.464340	9.878786	16.71%	3,272	2003
	9.430687	8.464340	-10.25%	405	2002
	10.232199	9.430687	-7.83%	0	2001

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	11.947895	11.898625	-0.41%	5,014	2005
	11.736302	11.947895	1.80%	2,441	2004
	11.494819	11.736302	2.10%	6,639	2003
	10.763059	11.494819	6.80%	6,185	2002
	10.219992	10.763059	5.31%	875	2001

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	8.069940	8.621331	6.83%	25,266	2005
	7.515429	8.069940	7.38%	28,701	2004
	6.539562	7.515429	14.92%	26,644	2003
	8.515224	6.539562	-23.20%	27,015	2002
	10.212685	8.515224	-16.62%	19,933	2001

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.831149	11.998403	10.78%	1,851	2005
	10.000000	10.831149	8.31%	0	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.211385	22.11%	1,121	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	7.995459	8.715943	9.01%	51,311	2005
	7.897438	7.995459	1.24%	62,522	2004
	6.548549	7.897438	20.60%	67,985	2003
	8.490728	6.548549	-22.87%	30,012	2002
	10.115662	8.490728	-16.06%	7,966	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	13.066712	13.132019	0.50%	1,890	2005
	12.136294	13.066712	7.67%	2,760	2004
	10.342540	12.136294	17.34%	858	2003
	10.771613	10.342540	-3.98%	4,818	2002
	10.068404	10.771613	6.98%	0	2001

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	8.476018	9.675507	14.15%	15,634	2005
	7.586861	8.476018	11.72%	17,511	2004
	6.198374	7.586861	22.40%	17,191	2003
	7.727839	6.198374	-19.79%	12,863	2002
	10.141502	7.727839	-23.80%	1,249	2001

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	11.862117	12.923293	8.95%	416	2005
	10.000000	11.862117	18.62%	0	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	11.279304	11.240224	-0.35%	11,328	2005
	11.326736	11.279304	-0.42%	11,760	2004
	11.204162	11.326736	1.09%	11,519	2003
	10.843549	11.204162	3.33%	312	2002
	10.132332	10.843549	7.02%	0	2001

W&R Target Funds, Inc. - Micro-Cap Growth Portfolio - Q/NQ	11.126400	13.180126	18.46%	336	2005
	10.000000	11.126400	11.26%	0	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.290750	12.91%	0	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.813219	9.856957	0.45%	7,166	2005
	9.944540	9.813219	-1.32%	7,953	2004
	10.095481	9.944540	-1.50%	4,541	2003
	10.185490	10.095481	-0.88%	0	2002
	10.033886	10.185490	1.51%	1,200	2001

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.185920	10.182003	-0.04%	0	2005
	10.000000	10.185920	1.86%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.341572	13.405496	8.62%	2,169	2005
	10.000000	12.341572	23.42%	0	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	9.079546	10.433043	14.91%	3,981	2005
	7.969711	9.079546	13.93%	6,251	2004
	6.233605	7.969711	27.85%	6,429	2003
	8.368253	6.233605	-25.51%	2,548	2002
	9.695327	8.368253	-13.69%	4,460	2001

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	11.057533	12.233210	10.63%	12,952	2005
	9.872084	11.057533	12.01%	15,990	2004
	7.419447	9.872084	33.06%	14,226	2003
	9.680539	7.419447	-23.36%	25,413	2002
	10.074217	9.680539	-3.91%	6,433	2001

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	11.186860	11.418756	2.07%	1,085	2005
	10.000000	11.186860	11.87%	0	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	11.869450	12.147270	2.34%	19,887	2005
	10.559154	11.869450	12.41%	18,453	2004
	8.611900	10.559154	22.61%	17,347	2003
	10.065668	8.611900	-14.44%	2,838	2002
	10.000000	10.065668	0.66%	2,850	2001*

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	10.997662	13.388012	21.74%	1,188	2005
	9.909859	10.997662	10.98%	1,267	2004
	9.075787	9.909859	9.19%	0	2003
	8.971203	9.075787	1.17%	0	2002
	10.000000	8.971203	-10.29%	0	2001*

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.364227	10.661418	2.87%	962	2005
	9.713231	10.364227	6.70%	911	2004
	8.326724	9.713231	16.65%	0	2003
	9.282101	8.326724	-10.29%	0	2002
	10.000000	9.282101	-7.18%	0	2001*

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	11.568122	11.514546	-0.46%	0	2005
	11.369059	11.568122	1.75%	0	2004
	11.140818	11.369059	2.05%	0	2003
	10.436920	11.140818	6.74%	65	2002
	10.000000	10.436920	4.37%	0	2001*

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	8.085953	8.634048	6.78%	2,245	2005
	7.534177	8.085953	7.32%	2,256	2004
	6.559208	7.534177	14.86%	225	2003
	8.545186	6.559208	-23.24%	326	2002
	10.000000	8.545186	-14.55%	0	2001*

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.827497	11.988253	10.72%	0	2005
	10.000000	10.827497	8.27%	0	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.207781	22.08%	0	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	8.188851	8.922227	8.96%	2,717	2005
	8.092590	8.188851	1.19%	2,754	2004
	6.713791	8.092791	20.54%	507	2003
	8.709436	6.713791	-22.91%	387	2002
	10.000000	8.709436	-12.91%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	12.941237	12.999290	0.45%	0	2005
	12.025889	12.941237	7.61%	0	2004
	10.253691	12.025889	17.28%	0	2003
	10.684536	10.253691	-4.03%	54	2002
	10.000000	10.684536	6.85%	0	2001*

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	8.370885	9.550633	14.09%	263	2005
	7.496595	8.370885	11.66%	245	2004
	6.127756	7.496595	22.34%	227	2003
	7.643699	6.127756	-19.83%	173	2002
	10.000000	7.643699	-23.56%	0	2001*

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	11.858115	12.912365	8.89%	0	2005
	10.000000	11.858115	18.58%	0	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	11.061658	11.017728	-0.40%	655	2005
	11.113842	11.061658	-0.47%	644	2004
	10.999184	11.113842	1.04%	97	2003
	10.650594	10.999184	3.27%	0	2002
	10.000000	10.650594	6.51%	0	2001*

W&R Target Funds, Inc. - Micro-Cap Growth Portfolio - Q/NQ	11.122649	13.168987	18.40%	0	2005
	10.000000	11.122649	11.23%	0	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.287407	12.87%	0	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.760106	9.798619	0.39%	131	2005
	9.895766	9.760106	-1.37%	120	2004
	10.051095	9.895766	-1.55%	54	2003
	10.145885	10.051095	-0.93%	0	2002
	10.000000	10.145885	1.46%	0	2001*

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.183774	10.174671	-0.09%	0	2005
	10.000000	10.183774	1.84%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.338984	13.395878	8.57%	0	2005
	10.000000	12.338984	23.39%	0	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	9.855903	11.319381	14.85%	372	2005
	8.655589	9.855903	13.87%	372	2004
	6.773527	8.655589	27.79%	372	2003
	9.097725	6.773527	-25.55%	372	2002
	10.000000	9.097725	-9.02%	0	2001*

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	11.458418	12.670275	10.58%	105	2005
	10.235218	11.458418	11.95%	131	2004
	7.696288	10.235218	32.99%	105	2003
	10.046885	7.696288	-23.40%	323	2002
	10.000000	10.046885	0.47%	0	2001*

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	11.183090	11.409106	2.02%	0	2005
	10.000000	11.183090	11.83%	0	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	11.847252	12.118387	2.29%	1,284	2005
	10.544788	11.847252	12.35%	1,239	2004
	8.604570	10.544788	22.55%	74	2003
	10.062235	8.604570	-14.49%	0	2002
	10.000000	10.062235	0.62%	0	2001*

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	10.975263	13.353960	21.67%	3,906	2005
	9.894719	10.975263	10.92%	165	2004
	9.066542	9.894719	9.13%	167	2003
	8.966650	9.066542	1.11%	153	2002
	10.000000	8.966650	-10.33%	173	2001*

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.343122	10.634291	2.82%	5,609	2005
	9.698398	10.343122	6.65%	113	2004
	8.318250	9.698398	16.59%	112	2003
	9.277394	8.318250	-10.34%	109	2002
	10.000000	9.277394	-7.23%	114	2001*

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	11.544565	11.485252	-0.51%	0	2005
	11.351701	11.544565	1.70%	0	2004
	11.129494	11.351701	2.00%	1,386	2003
	10.431636	11.129494	6.69%	1,561	2002
	10.000000	10.431636	4.32%	1,734	2001*

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	8.069468	8.612053	6.72%	359	2005
	7.522668	8.069468	7.27%	219	2004
	6.552540	7.522668	14.81%	3,626	2003
	8.540852	6.552540	-23.28%	4,944	2002
	10.000000	8.540852	-14.59%	4,448	2001*

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.823841	11.978105	10.66%	0	2005
	10.000000	10.823841	8.24%	0	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.204153	22.04%	0	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	8.172144	8.899488	8.90%	348	2005
	8.080206	8.172144	1.14%	215	2004
	6.706945	8.080206	20.48%	8,486	2003
	8.705008	6.706945	-22.95%	10,404	2002
	10.000000	8.705008	-12.95%	10,557	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	12.914883	12.966218	0.40%	3,244	2005
	12.007521	12.914883	7.56%	0	2004
	10.243252	12.007521	17.22%	1,363	2003
	10.679110	10.243252	-4.08%	1,535	2002
	10.000000	10.679110	6.79%	1,705	2001*

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	8.353843	9.526346	14.04%	0	2005
	7.485155	8.353843	11.61%	0	2004
	6.121511	7.485155	22.82%	0	2003
	7.639805	6.121511	-19.87%	987	2002
	10.000000	7.639805	-23.60%	0	2001*

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	11.854114	12.901431	8.84%	0	2005
	10.000000	11.854114	18.54%	0	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	11.039111	10.989675	-0.45%	0	2005
	11.096857	11.039111	-0.52%	0	2004
	10.987984	11.096857	0.99%	0	2003
	10.645184	10.987984	3.22%	18,281	2002
	10.000000	10.645184	6.45%	0	2001*

W&R Target Funds, Inc. - Micro-Cap Growth Portfolio - Q/NQ	11.118885	13.157827	18.34%	0	2005
	10.000000	11.118885	11.19%	0	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.284062	12.84%	0	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.740170	9.773626	0.34%	0	2005
	9.880595	9.740170	-1.42%	0	2004
	10.040810	9.880595	-1.60%	0	2003
	10.140679	10.040810	-0.98%	3,177	2002
	10.000000	10.140679	1.41%	0	2001*

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.181633	10.167364	-0.14%	0	2005
	10.000000	10.181633	1.82%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.336379	13.386225	8.51%	0	2005
	10.000000	12.336379	23.36%	0	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	9.835820	11.290569	14.79%	186	2005
	8.642359	9.835820	13.81%	124	2004
	6.766628	8.642359	27.72%	1,730	2003
	9.093108	6.766628	-25.59%	2,832	2002
	10.000000	9.093108	-9.07%	2,134	2001*

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	11.435099	12.638067	10.52%	1,721	2005
	10.219595	11.435099	11.89%	1,638	2004
	7.688456	10.219595	32.92%	1,633	2003
	10.041791	7.688456	-23.44%	561	2002
	10.000000	10.041791	0.42%	172	2001*

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	11.179313	11.399437	1.97%	0	2005
	10.000000	11.179313	11.79%	0	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	11.825053	12.089533	2.24%	336	2005
	10.530396	11.825053	12.29%	200	2004
	8.597219	10.530396	22.49%	212	2003
	10.058797	8.597219	-14.53%	561	2002
	10.000000	10.058797	0.59%	215	2001*

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	10.952890	13.319946	21.61%	1,190	2005
	9.879592	10.952890	10.86%	1,190	2004
	9.057319	9.879592	9.08%	1,190	2003
	8.962094	9.057319	1.06%	0	2002
	10.000000	8.962094	-10.38%	0	2001*

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.322027	10.607198	2.76%	1,121	2005
	9.683565	10.322027	6.59%	1,121	2004
	8.309777	9.683565	16.53%	1,121	2003
	9.272682	8.309777	-10.38%	523	2002
	10.000000	9.272682	-7.27%	0	2001*

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	11.521047	11.456015	-0.56%	0	2005
	11.334364	11.521047	1.65%	0	2004
	11.118168	11.334364	1.94%	0	2003
	10.426344	11.118168	6.64%	0	2002
	10.000000	10.426344	4.26%	0	2001*

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	8.052998	8.590103	6.67%	0	2005
	7.511147	8.052998	7.21%	0	2004
	6.545848	7.511147	14.75%	0	2003
	8.536500	6.545848	-23.32%	0	2002
	10.000000	8.536500	-14.64%	0	2001*

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.820186	11.967967	10.61%	0	2005
	10.000000	10.820186	8.20%	0	2004*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	8.155484	8.876824	8.84%	4,041	2005
	8.067852	8.155484	1.09%	4,041	2004
	6.700105	8.067852	20.41%	2,977	2003
	8.700581	6.700105	-22.99%	1,559	2002
	10.000000	8.700581	-12.99%	0	2001*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.200545	22.01%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	12.888569	12.933212	0.35%	0	2005
	11.989185	12.888569	7.50%	0	2004
	10.232830	11.989185	17.16%	0	2003
	10.673695	10.232830	-4.13%	0	2002
	10.000000	10.673695	6.74%	0	2001*

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	8.336790	9.502059	13.98%	0	2005
	7.473680	8.336790	11.55%	0	2004
	6.115254	7.473680	22.21%	0	2003
	7.635914	6.115254	-19.91%	0	2002
	10.000000	7.635914	-23.64%	0	2001*

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	11.850122	12.890526	8.78%	0	2005
	10.000000	11.850122	18.50%	0	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	11.016620	10.961688	-0.50%	506	2005
	11.079900	11.016620	-0.57%	506	2004
	10.976808	11.079900	0.94%	506	2003
	10.639786	10.976808	3.17%	0	2002
	10.000000	10.639786	6.40%	0	2001*

W&R Target Funds, Inc. - Micro-Cap Growth Portfolio - Q/NQ	11.115135	13.146707	18.28%	0	2005
	10.000000	11.115135	11.15%	0	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.280719	12.81%	0	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.720256	9.748675	0.29%	0	2005
	9.865434	9.720256	-1.47%	0	2004
	10.030528	9.865434	-1.65%	0	2003
	10.135471	10.030528	-1.04%	0	2002
	10.000000	10.135471	1.35%	0	2001*

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.179485	10.160037	-0.19%	0	2005
	10.000000	10.179485	1.79%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.333788	13.376591	8.45%	0	2005
	10.000000	12.333788	23.34%	0	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	9.815778	11.261821	14.73%	321	2005
	8.629150	9.815778	13.75%	321	2004
	6.759731	8.629150	27.66%	321	2003
	9.088482	6.759731	-25.62%	321	2002
	10.000000	9.088482	-9.12%	0	2001*

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	11.411743	12.605820	10.46%	0	2005
	10.203937	11.411743	11.84%	0	2004
	7.680597	10.203937	32.85%	0	2003
	10.036663	7.680597	-23.47%	0	2002
	10.000000	10.036663	0.37%	0	2001*

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	11.175542	11.389795	1.92%	0	2005
	10.000000	11.175542	11.76%	0	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	11.802925	12.060767	2.18%	514	2005
	10.516058	11.802925	12.24%	514	2004
	8.589893	10.516058	22.42%	514	2003
	10.055359	8.589893	-14.57%	514	2002
	10.000000	10.055359	0.55%	0	2001*

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	10.930538	13.286000	21.55%	0	2005
	9.864470	10.930538	10.81%	0	2004
	9.048072	9.864470	9.02%	0	2003
	8.957533	9.048072	1.01%	0	2002
	10.000000	8.957533	-10.42%	0	2001*

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.300973	10.580171	2.71%	0	2005
	9.668753	10.300973	6.54%	0	2004
	8.301299	9.668753	16.47%	0	2003
	9.267955	8.301299	-10.43%	0	2002
	10.000000	9.267955	-7.32%	0	2001*

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	11.497555	11.426831	-0.62%	0	2005
	11.317033	11.497555	1.60%	0	2004
	11.106842	11.317033	1.89%	0	2003
	10.421050	11.106842	6.58%	0	2002
	10.000000	10.421050	4.21%	0	2001*

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	8.036563	8.568200	6.62%	0	2005
	7.499654	8.036563	7.16%	0	2004
	6.539161	7.499654	14.69%	0	2003
	8.532148	6.539161	-23.36%	0	2002
	10.000000	8.532148	-14.68%	0	2001*

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.816533	11.957829	10.55%	0	2005
	10.000000	10.816533	8.17%	0	2004*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	8.138841	8.854195	8.79%	0	2005
	8.055495	8.138841	1.03%	0	2004
	6.693257	8.055495	20.35%	0	2003
	8.696147	6.693257	-23.03%	0	2002
	10.000000	8.696147	-13.04%	0	2001*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.196923	21.97%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	12.862297	12.900268	0.30%	0	2005
	11.970860	12.862297	7.45%	0	2004
	10.222407	11.970860	17.10%	0	2003
	10.668272	10.222407	-4.18%	0	2002
	10.000000	10.668272	6.68%	0	2001*

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	8.319789	9.477850	13.92%	0	2005
	7.462248	8.319789	11.49%	0	2004
	6.109028	7.462248	22.15%	0	2003
	7.632035	6.109028	-19.96%	0	2002
	10.000000	7.632035	-23.68%	0	2001*

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	11.846114	12.879595	8.72%	0	2005
	10.000000	11.846114	18.46%	0	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	10.994158	10.933779	-0.55%	0	2005
	11.062961	10.994158	-0.62%	0	2004
	10.965623	11.062961	0.89%	0	2003
	10.634379	10.965623	3.11%	0	2002
	10.000000	10.634379	6.34%	0	2001*

W&R Target Funds, Inc. - Micro-Cap Growth Portfolio - Q/NQ	11.111379	13.135573	18.22%	0	2005
	10.000000	11.111379	11.11%	0	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.277380	12.77%	0	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.700377	9.723781	0.24%	0	2005
	9.850291	9.700377	-1.52%	0	2004
	10.020251	9.850291	-1.70%	0	2003
	10.130263	10.020251	-1.09%	0	2002
	10.000000	10.130263	1.30%	0	2001*

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.177344	10.152722	-0.24%	0	2005
	10.000000	10.177344	1.77%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.331194	13.366966	8.40%	0	2005
	10.000000	12.331194	23.31%	0	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	9.795741	11.233117	14.67%	0	2005
	8.615945	9.795741	13.69%	0	2004
	6.752838	8.615945	27.59%	0	2003
	9.083866	6.752838	-25.66%	0	2002
	10.000000	9.083866	-9.16%	0	2001*

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	11.388486	12.573734	10.41%	0	2005
	10.188353	11.388486	11.78%	0	2004
	7.672772	10.188353	32.79%	0	2003
	10.031563	7.672772	-23.51%	0	2002
	10.000000	10.031563	0.32%	0	2001*

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	11.171767	11.380145	1.87%	0	2005
	10.000000	11.171767	11.72%	0	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	11.780831	12.032050	2.13%	0	2005
	10.501737	11.780831	12.18%	0	2004
	8.582571	10.501737	22.36%	0	2003
	10.051922	8.582571	-14.62%	0	2002
	10.000000	10.051922	0.52%	0	2001*

Optional Benefits Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	10.908251	13.252167	21.49%	86	2005
	9.849383	10.908251	10.75%	86	2004
	9.038856	9.849383	8.97%	86	2003
	8.952983	9.038856	0.96%	86	2002
	10.000000	8.952983	-10.47%	0	2001*

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.279954	10.553197	2.66%	90	2005
	9.653959	10.279954	6.48%	90	2004
	8.292840	9.653959	16.41%	90	2003
	9.263248	8.292840	-10.48%	90	2002
	10.000000	9.263248	-7.37%	0	2001*

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	11.474080	11.397690	-0.67%	979	2005
	11.299700	11.474080	1.54%	213	2004
	11.095505	11.299700	1.84%	203	2003
	10.415736	11.095505	6.53%	4,703	2002
	10.000000	10.415736	4.16%	0	2001*

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	8.020160	8.546354	6.56%	17,637	2005
	7.488180	8.020160	7.10%	17,407	2004
	6.532496	7.488180	14.63%	16,826	2003
	8.527815	6.532496	-23.40%	20,720	2002
	10.000000	8.527815	-14.72%	0	2001*

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.812880	11.947707	10.50%	0	2005
	10.000000	10.812880	8.13%	0	2004*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	8.122235	8.831633	8.73%	25,445	2005
	8.043172	8.122235	0.98%	27,184	2004
	6.686430	8.043172	20.29%	31,195	2003
	8.691720	6.686430	-23.07%	22,125	2002
	10.000000	8.691720	-13.08%	0	2001*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.193311	21.93%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	12.836018	12.867347	0.24%	172	2005
	11.952511	12.836018	7.39%	178	2004
	10.211971	11.952511	17.04%	183	2003
	10.662840	10.211971	-4.23%	3,620	2002
	10.000000	10.662840	6.63%	0	2001*

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	8.302797	9.453670	13.86%	15,223	2005
	7.450824	8.302797	11.43%	14,272	2004
	6.102781	7.450824	22.09%	13,837	2003
	7.628143	6.102781	-20.00%	9,922	2002
	10.000000	7.628143	-23.72%	0	2001*

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	11.842113	12.868688	8.67%	0	2005
	10.000000	11.842113	18.42%	0	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	10.971738	10.905913	-0.60%	9,698	2005
	11.046042	10.971738	-0.67%	8,434	2004
	10.954449	11.046042	0.84%	5,564	2003
	10.628974	10.954449	3.06%	98	2002
	10.000000	10.628974	6.29%	0	2001*

W&R Target Funds, Inc. - Micro-Cap Growth Portfolio - Q/NQ	11.107618	13.124444	18.16%	0	2005
	10.000000	11.107618	11.08%	0	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.274032	12.74%	0	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.680528	9.698937	0.19%	7,803	2005
	9.835163	9.680528	-1.57%	6,821	2004
	10.009978	9.835163	-1.75%	3,320	2003
	10.125055	10.009978	-1.14%	0	2002
	10.000000	10.125055	1.25%	0	2001*

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.175200	10.145414	-0.29%	0	2005
	10.000000	10.175200	1.75%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	12.328599	13.357344	8.34%	0	2005
	10.000000	12.328599	23.29%	0	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	8.602749	9.775745	13.64%	377	2005

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	10.172721	11.365204	11.72%	7,720	2005

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	10.000000	11.167986	11.68%	0	2005*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	10.487403	11.758744	12.12%	4,888	2005

Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	10.662462	12.729106	19.38%	0	2005
	10.000000	10.662462	6.62%	0	2004*

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.576246	10.669104	0.88%	0	2005
	10.000000	10.576246	5.76%	0	2004*

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	9.981000	9.742580	-2.39%	0	2005
	10.000000	9.981000	-0.19%	0	2004*

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	10.605582	11.105476	4.71%	0	2005
	10.000000	10.605582	6.06%	0	2004*

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	10.710456	11.629388	8.58%	0	2005
	10.000000	10.710456	7.10%	0	2004*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	10.645983	11.375106	6.85%	0	2005
	10.000000	10.645983	6.46%	0	2004*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	10.000000	12.069868	20.70%	0	2005*

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	10.299073	10.145161	-1.49%	0	2005
	10.000000	10.299073	2.99%	0	2004*

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	11.126034	12.448637	11.89%	0	2005
	10.000000	11.126034	11.26%	0	2004*

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	11.235649	11.997948	6.78%	0	2005
	10.000000	11.235649	12.36%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	9.926053	9.695371	-2.32%	0	2005
	10.000000	9.926053	-0.74%	0	2004*

W&R Target Funds, Inc. - Micro-Cap Growth Portfolio - Q/NQ	11.717278	13.604956	16.11%	0	2005
	10.000000	11.717278	17.17%	0	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	10.000000	11.159833	11.60%	0	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.925973	9.772363	-1.55%	0	2005
	10.000000	9.925973	-0.74%	0	2004*

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	9.984559	9.782661	-2.02%	0	2005
	10.000000	9.984559	-0.15%	0	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	11.473390	12.215243	6.47%	0	2005
	10.000000	11.473390	14.73%	0	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	11.355632	12.789665	12.63%	0	2005
	10.000000	11.355632	13.56%	0	2004*

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	11.397607	12.359408	8.44%	0	2005
	10.000000	11.397607	13.98%	0	2004*

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	11.153326	11.158713	0.05%	0	2005
	10.000000	11.153326	11.53%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	10.766757	10.800173	0.31%	0	2005
	10.000000	10.766757	7.67%	0	2004*

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account-9:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b)) (collectively, “the Account”) as of December 31, 2005, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

March 8, 2006

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2005

Assets:

Investments at fair value:

AIM VIF – Basic Balanced Fund (AIMBal) 68,211 shares (cost $632,900)	$749,639

AIM VIF – Basic Value Fund – Series II Shares (AIMBValue2) 686,417 shares (cost $6,120,226)	8,415,477

AIM VIF – Blue Chip Fund – Series I Shares (AIMBlueCh) 66,967 shares (cost $387,549)	473,453

AIM VIF – Capital Appreciation Fund – Series I Shares (AIMCapAp) 7,385 shares (cost $143,121)	182,266

AIM VIF – Capital Appreciation Fund – Series II Shares (AIMCapAp2) 62,676 shares (cost $1,130,452)	1,531,170

AIM VIF – Capital Development Fund – Series II Shares (AIMCapDev2) 23,155 shares (cost $322,442)	368,633

AIM VIF – Core Equity Fund – Series I Shares (AIMCoreEq) 6,299 shares (cost $117,649)	147,708

AIM VIF – Premier Equity Fund – Series I Shares (AIMPreEq) 19,387 shares (cost $340,576)	432,707

AIM VIF – Premier Equity Fund – Series II Shares (AIMPreEq2) 78,348 shares (cost $1,391,356)	1,737,749

Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class B (AlGrIncB) 172,981 shares (cost $3,413,428)	4,263,977

Alliance VPSF – AllianceBernstein Large Cap Growth Portfolio – Class B (AlLrgCpGrB) 155,839 shares (cost $3,030,411)	4,135,963

Alliance VPSF – AllianceBernstein Small/Mid Cap Value Portfolio – Class B (AlSmMdCpB) 338,001 shares (cost $4,055,881)	5,742,631

American Century VP – Income & Growth Fund – Class I (ACVPIncGr) 29,726,885 shares (cost $180,599,298)	223,248,908

American Century VP – Income & Growth Fund – Class II (ACVPIncGr2) 644,353 shares (cost $3,654,334)	4,832,647

American Century VP – Inflation Protection Fund – Class II (ACVPInflPro2) 6,695,893 shares (cost $69,874,932)	68,699,863

American Century VP – International Fund – Class I (ACVPInt) 12,638,726 shares (cost $80,973,465)	104,016,712

American Century VP – International Fund – Class III (ASVPInt3) 8,441,273 shares (cost $48,912,919)	69,471,674

American Century VP – Mid Cap Value Fund – Class II (ACVPMdCpV2) 4,547 shares (cost $53,890)	53,156

American Century VP – Ultra® Fund – Class I (ACVPUltra) 2,117,304 shares (cost $20,509,697)	21,977,618

American Century VP – Ultra® Fund – Class II (ACVPUltra2) 288,874 shares (cost $2,324,366)	2,984,067

American Century VP – Value Fund – Class I (ACVPVal) 62,256,803 shares (cost $436,487,510)	510,505,780

American Century VP – Value Fund – Class II (ACVPVal2) 1,102,711 shares (cost $7,467,073)	9,031,203
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

American Century VP – VistaSM Fund – Class II (ACVPVista2) 1,023 shares (cost $15,069)	$14,809

BB&T VIF – Capital Manager Equity Fund (BBTCapMgr) 188,206 shares (cost $1,585,813)	1,978,040

BB&T VIF – Large Cap Value Fund (BBTLgCapV) 282,847 shares (cost $3,018,779)	3,959,858

BB&T VIF – Large Company Growth Fund (BBTLgCoGr) 164,883 shares (cost $1,359,542)	1,696,644

BB&T VIF – Mid Cap Growth Fund (BBTMdCapGr) 205,980 shares (cost $2,067,933)	3,227,713

Credit Suisse Trust – Global Small Cap Portfolio (CSTGSmCp) 291,538 shares (cost $2,719,749)	3,775,416

Credit Suisse Trust – International Focus Portfolio (CSTIntFoc) 728,400 shares (cost $6,291,849)	8,522,274

Credit Suisse Trust – Large Cap Value Portfolio (CSTLCapV) 1,005,146 shares (cost $12,274,559)	14,454,002

Dreyfus Emerging Leaders Fund – Service Shares (DryELeadS) 68,361 shares (cost $1,281,599)	1,548,386

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS) 3,800,708 shares (cost $56,401,860)	63,357,799

Dreyfus Socially Responsible Growth Fund, Inc., – Service Shares, The (DrySRGroS) 11,945 shares (cost $272,445)	309,372

Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro) 4,236,636 shares (cost $109,391,011)	110,491,461

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 29,263,179 shares (cost $875,054,941)	931,154,386

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVIFApp) 3,821,928 shares (cost $124,109,332)	141,831,721

Dreyfus VIF – Appreciation Portfolio – Service Shares (DryVIFAppS) 99,424 shares (cost $3,055,245)	3,670,733

Dreyfus VIF – Developing Leaders Portfolio – Initial Shares (DryVIFDevLd) 10,617 shares (cost $323,668)	466,727

Dreyfus VIF – International Value Portfolio – Initial Shares (DryVIFIntVal) 26,071 shares (cost $282,196)	455,982

Federated IS – American Leaders Fund II – Service Shares (FedAmLeadS) 30,287 shares (cost $491,711)	644,514

Federated IS – Capital Appreciation Fund II – Service Shares (FedCapApS) 178,556 shares (cost $834,999)	1,048,126

Federated IS – High Income Bond Fund II – Service Shares (FedHiIncS) 692,199 shares (cost $5,275,103)	5,329,934

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd) 28,498,324 shares (cost $323,741,598)	322,031,054

Federated IS – Quality Bond Fund II – Service Shares (FedQualBdS) 886,350 shares (cost $10,327,912)	9,971,434

Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS) 31,822,713 shares (cost $686,144,627)	807,978,689

Fidelity® VIP – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2) 622,230 shares (cost $12,084,868)	15,661,524

Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS) 15,320,474 shares (cost $478,206,742)	514,155,104
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® VIP – Growth Portfolio – Service Class 2 (FidVIPGrS2) 177,743 shares (cost $4,590,864)	$5,917,060

Fidelity® VIP – High Income Portfolio – Service Class (FidVIPHIS) 37,303,397 shares (cost $242,439,443)	229,042,853

Fidelity® VIP – Overseas Portfolio – Service Class (FidVIPOvS) 3,200,336 shares (cost $44,712,937)	65,670,894

Fidelity® VIP – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R) 466,148 shares (cost $5,892,834)	9,472,129

Fidelity® VIP – Overseas Portfolio – Service Class R (FidVIPOvSR) 4,923,948 shares (cost $69,206,729)	100,940,924

Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS) 28,868,339 shares (cost $646,716,076)	892,897,716

Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2) 582,853 shares (cost $11,779,236)	17,887,763

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS) 3,904,030 shares (cost $49,892,467)	49,503,095

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS) 4,455,097 shares (cost $73,786,632)	77,206,831

Fidelity® VIP III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2) 368,182 shares (cost $7,855,653)	12,764,879

Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS) 3,171,915 shares (cost $41,362,943)	44,311,650

Fidelity® VIP III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2) 185,689 shares (cost $2,283,188)	2,603,365

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class 2 (FidVIPFree10S2) 940 shares (cost $9,966)	10,111

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class 2 (FidVIPFree20S2) 377 shares (cost $4,220)	4,175

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class 2 (FidVIPFree30S2) 370 shares (cost $4,220)	4,172

Fidelity® VIP IV – Natural Resources Portfolio – Service Class 2 (FidVIPNtRsS2) 1,842 shares (cost $33,899)	34,797

Financial Investors VIT – First Horizon Capital Appreciation Portfolio (FICapAp) 99,297 shares (cost $1,028,463)	1,266,031

Financial Investors VIT – First Horizon Core Equity Portfolio (FICoreEq) 204,361 shares (cost $1,778,296)	1,906,685

Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class 2 (FrVIPRisDiv2) 52,555 shares (cost $889,776)	937,576

Franklin Templeton VIP – Franklin Small Cap Value Securities Fund – Class 2 (FrVIPSmCapV2) 24,905 shares (cost $383,160)	418,154

Franklin Templeton VIP – Templeton Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3) 13,592 shares (cost $138,719)	148,148

Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 2 (FrVIPForSec2) 6,400 shares (cost $80,240)	99,961

Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3) 25,594 shares (cost $382,015)	399,268

Franklin Templeton VIP – Templeton Global Income Securities Fund – Class 3 (FrVIPGlInc3) 5,041 shares (cost $71,171)	71,478

Gartmore GVIT Dreyfus International Value Fund – Class II (GVITIntVal2) 270 shares (cost $3,638)	4,460
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT Dreyfus International Value Fund – Class III (GVITIntVal3) 3,510,153 shares (cost $52,088,803)	$58,128,127

Gartmore GVIT Dreyfus International Value Fund – Class VI (GVITIntVal6) 75,551 shares (cost $1,138,429)	1,251,126

Gartmore GVIT Dreyfus Mid Cap Index Fund – Class I (GVITMidCap) 18,311,017 shares (cost $247,508,219)	317,879,259

Gartmore GVIT Emerging Markets Fund – Class I (GVITEmMrkts) 342,141 shares (cost $3,054,062)	4,475,200

Gartmore GVIT Emerging Markets Fund – Class III (GVITEmMrkts3) 7,283,849 shares (cost $85,188,356)	95,272,742

Gartmore GVIT Emerging Markets Fund – Class VI (GVITEmMrkts6) 45,811 shares (cost $547,285)	598,746

Gartmore GVIT Federated High Income Bond Fund – Class I (GVITFHiInc) 15,773,115 shares (cost $126,989,886)	122,557,104

Gartmore GVIT Federated High Income Bond Fund – Class III (GVITFHiInc3) 5,147,304 shares (cost $40,609,505)	39,943,080

Gartmore GVIT Global Financial Services Fund – Class I (GVITGlFin) 2,978 shares (cost $35,323)	37,702

Gartmore GVIT Global Financial Services Fund – Class III (GVITGlFin3) 945,851 shares (cost $11,916,180)	11,983,938

Gartmore GVIT Global Health Sciences Fund – Class I (GVITGlHlth) 10,112 shares (cost $106,124)	104,556

Gartmore GVIT Global Health Sciences Fund – Class III (GVITGlHlth3) 3,162,548 shares (cost $33,520,601)	32,763,995

Gartmore GVIT Global Technology and Communications Fund – Class I (GVITGlTech) 651,241 shares (cost $2,509,311)	2,507,275

Gartmore GVIT Global Technology and Communications Fund – Class III (GVITGlTech3) 2,613,766 shares (cost $9,965,225)	10,141,412

Gartmore GVIT Global Utilities Fund – Class I (GVITGlUtl) 6,000 shares (cost $58,767)	60,836

Gartmore GVIT Global Utilities Fund – Class III (GVITGlUtl3) 2,219,427 shares (cost $24,145,625)	22,571,572

Gartmore GVIT Government Bond Fund – Class I (GVITGvtBd) 50,091,316 shares (cost $606,324,970)	578,053,784

Gartmore GVIT Government Bond Fund – Class II (GVITGvtBd2) 1,370,093 shares (cost $16,677,704)	15,769,774

Gartmore GVIT Growth Fund – Class I (GVITGrowth) 6,771,240 shares (cost $58,524,066)	77,530,693

Gartmore GVIT ID Aggressive Fund – Class II (GVITIDAgg2) 6,403,332 shares (cost $69,783,834)	76,647,890

Gartmore GVIT ID Conservative Fund – Class II (GVITIDCon2) 10,546,946 shares (cost $107,024,183)	108,317,136

Gartmore GVIT ID Moderate Fund – Class II (GVITIDMod2) 40,084,160 shares (cost $395,744,344)	456,959,425

Gartmore GVIT ID Moderately Aggressive Fund – Class II (GVITIDModAg2) 21,759,609 shares (cost $221,947,684)	257,633,771

Gartmore GVIT ID Moderately Conservative Fund – Class II (GVITIDModCon2) 16,804,484 shares (cost $169,174,048)	183,336,922

Gartmore GVIT International Growth Fund – Class I (GVITIntGro) 141,196 shares (cost $830,789)	1,300,409
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT International Growth Fund – Class III (GVITIntGro3) 2,650,525 shares (cost $20,084,065)	$24,437,836

Gartmore GVIT J.P. Morgan Balanced Fund – Class I (GVITJPBal) 14,113,552 shares (cost $133,080,457)	141,558,932

Gartmore GVIT Mid Cap Growth Fund – Class I (GVITMdCpGr) 3,440,312 shares (cost $71,717,381)	93,404,468

Gartmore GVIT Money Market Fund – Class I (GVITMyMkt) 519,268,791 shares (cost $519,268,791)	519,268,791

Gartmore GVIT Nationwide® Fund – Class I (GVITNWFund) 32,205,431 shares (cost $350,469,500)	381,634,362

Gartmore GVIT Nationwide® Fund – Class II (GVITNWFund2) 187,026 shares (cost $1,629,601)	2,210,649

Gartmore GVIT Nationwide® Leaders Fund – Class I (GVITLead) 295 shares (cost $3,580)	3,799

Gartmore GVIT Nationwide® Leaders Fund – Class III (GVITLead3) 1,091,070 shares (cost $14,676,149)	14,085,708

Gartmore GVIT Small Cap Growth Fund – Class I (GVITSmCapGr) 5,843,122 shares (cost $81,166,952)	92,905,637

Gartmore GVIT Small Cap Growth Fund – Class II (GVITSmCapGr2) 127,599 shares (cost $1,401,017)	2,008,401

Gartmore GVIT Small Cap Value Fund – Class I (GVITSmCapVal) 34,261,074 shares (cost $335,022,088)	395,030,184

Gartmore GVIT Small Cap Value Fund – Class II (GVITSmCapVal2) 294,018 shares (cost $2,901,660)	3,360,621

Gartmore GVIT Small Company Fund – Class I (GVITSmComp) 15,450,117 shares (cost $289,842,922)	351,953,653

Gartmore GVIT Small Company Fund – Class II (GVITSmComp2) 223,152 shares (cost $4,128,767)	5,027,625

Gartmore GVIT U.S. Growth Leaders Fund – Class I (GVITUSGro) 29,322 shares (cost $309,205)	316,382

Gartmore GVIT U.S. Growth Leaders Fund – Class III (GVITUSGro3) 2,539,670 shares (cost $28,002,067)	27,580,816

Gartmore GVIT Van Kampen GVIT Multi-Sector Bond Fund – Class I (GVITMltSec) 17,682,871 shares (cost $167,542,839)	172,761,654

Gartmore GVIT Van Kampen Value Fund – Class I (GVITVal) 7,728,574 shares (cost $76,599,871)	89,110,460

Gartmore GVIT Worldwide Leaders Fund – Class I (GVITWLead) 1,766,635 shares (cost $12,111,659)	22,506,938

Gartmore GVIT Worldwide Leaders Fund – Class III (GVITWLead3) 1,011,226 shares (cost $10,463,010)	12,883,021

Janus AS – Balanced Portfolio – Service Shares (JanBal) 3,144 shares (cost $75,821)	83,684

Janus AS – Forty Portfolio – Service Shares (JanForty) 8,597,645 shares (cost $166,013,574)	236,005,332

Janus AS – Global Technology Portfolio – Service II Shares (JanGlTechS2) 5,063,776 shares (cost $15,508,762)	20,407,018

Janus AS – Global Technology Portfolio – Service Shares (JanGlTech) 11,605,780 shares (cost $44,688,522)	45,958,887

Janus AS – International Growth Portfolio – Service II Shares (JanIntGroS2) 2,425,124 shares (cost $52,657,809)	85,800,902
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Janus AS – International Growth Portfolio – Service Shares (JanIntGro) 3,840,232 shares (cost $86,252,829)	$135,060,968

Janus AS – Risk-Managed Core Portfolio – Service Shares (JanRMgCore) 389,131 shares (cost $5,294,621)	4,848,567

JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio (JPMSTMidCap) 2,264,638 shares (cost $58,995,958)	63,047,520

MFS® VIT – Investors Growth Stock Series – Service Class (MFSInvGrStS) 29,280 shares (cost $257,958)	284,602

MFS® VIT – Mid Cap Growth Series – Service Class (MFSMidCapGrS) 504,859 shares (cost $2,540,199)	3,634,983

MFS® VIT – New Discovery Series – Service Class (MFSNewDiscS) 110,214 shares (cost $1,354,341)	1,702,802

MFS® VIT – Value Series – Service Class (MFSValS) 310,888 shares (cost $2,963,925)	3,870,556

Neuberger Berman AMT – Fasciano Portfolio – S Class (NBAMTFasc) 115,837 shares (cost $1,343,712)	1,640,254

Neuberger Berman AMT – Focus Portfolio – S Class (NBAMTFocus) 42,570 shares (cost $771,648)	816,072

Neuberger Berman AMT – Guardian Portfolio – I Class (NBAMTGuard) 6,170,682 shares (cost $76,974,179)	107,986,926

Neuberger Berman AMT – International Portfolio – S Class (NBAMTInt) 810 shares (cost $9,007)	9,461

Neuberger Berman AMT – Limited Maturity Bond Portfolio®– I Class (NBAMTLMat) 3,726,059 shares (cost $48,668,577)	47,097,389

Neuberger Berman AMT – Mid Cap Growth Portfolio®– I Class (NBAMTMCGr) 8,855,027 shares (cost $120,146,082)	179,579,939

Neuberger Berman AMT – Partners Portfolio®– I Class (NBAMTPart) 8,444,243 shares (cost $133,042,052)	180,791,234

Neuberger Berman AMT – Regency Portfolio®– S Class (NBAMTRegS) 6,122 shares (cost $97,733)	101,376

Neuberger Berman AMT – Socially Responsive Portfolio®– I Class (NBAMSocRes) 323,315 shares (cost $4,616,673)	4,820,626

Oppenheimer Aggressive Growth Fund/VA – Initial Class (OppAggGro) 4,431,782 shares (cost $152,936,919)	218,885,720

Oppenheimer Capital Appreciation Fund/VA – Initial Class (OppCapAp) 11,143,479 shares (cost $349,647,912)	429,246,795

Oppenheimer Capital Appreciation Fund/VA – Service Class (OppCapApS) 184,767 shares (cost $5,342,766)	7,063,626

Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3) 6,580,963 shares (cost $159,320,743)	220,791,321

Oppenheimer Global Securities Fund/VA – Initial Class (OppGlSec) 5,612,199 shares (cost $97,627,655)	187,335,220

Oppenheimer Global Securities Fund/VA – Service Class (OppGlSecS) 210,924 shares (cost $3,635,297)	6,994,227

Oppenheimer High Income Fund/VA – Service Class (OppHighIncS) 29,832 shares (cost $256,027)	250,295

Oppenheimer Main Street Fund®/VA – Initial Class (OppMSt) 15,920,362 shares (cost $298,000,162)	346,904,694

Oppenheimer Main Street Fund®/VA – Service Class (OppMStS) 401,339 shares (cost $6,485,294)	8,680,973
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Oppenheimer Main Street Small Cap Fund®/VA – Service Class (OppMStSCapS) 9,811 shares (cost $149,649)	$167,384

Oppenheimer Strategic Bond Fund/VA – Service Class (OppStratBdS) 877,463 shares (cost $4,195,418)	4,554,032

Putnam VT Growth & Income Fund – IB Shares (PVTGroInc) 1,535 shares (cost $37,021)	40,449

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2) 5,098 shares (cost $47,314)	48,634

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2) 14,102 shares (cost $311,751)	306,865

T. Rowe Price Limited Term Bond Fund – II (TRowLtdTBd2) 22,330 shares (cost $109,261)	109,194

Van Eck WIT – Worldwide Emerging Markets Fund – Class R1 (VEWrldEMktR1) 1,443,044 shares (cost $23,295,091)	28,702,144

Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt) 2,104,532 shares (cost $25,095,968)	41,901,246

Van Eck WIT – Worldwide Hard Assets Fund – Class R1 (VEWrldHAsR1) 1,725,198 shares (cost $36,266,525)	47,839,751

Van Eck WIT – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs) 1,099,943 shares (cost $16,770,829)	30,512,417

Van Kampen LIT – Comstock Portfolio – Class II (VKCom2) 1,382,285 shares (cost $13,821,693)	18,868,184

Van Kampen LIT – Emerging Growth Portfolio – Class II (VKEmGr2) 101,010 shares (cost $2,110,333)	2,809,099

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II (VKCorPlus2) 41,173 shares (cost $471,876)	471,845

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKEmMkt) 3,810,893 shares (cost $33,235,920)	34,450,470

Van Kampen UIF – Mid Cap Growth Portfolio – Class I (VKMidCapG) 2,555,677 shares (cost $25,446,026)	31,128,152

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUSRealEst) 14,079,619 shares (cost $211,409,338)	324,957,603

Victory VIF – Diversified Stock Fund Class A Shares (VicDivrStk) 1,400,800 shares (cost $13,494,599)	16,697,533

W & R Target Funds, Inc. – Asset Strategy Portfolio (WRAsStrat) 21,666,675 shares (cost $148,318,349)	191,999,239

W & R Target Funds, Inc. – Balanced Portfolio (WRBal) 12,446,756 shares (cost $84,892,317)	99,114,761

W & R Target Funds, Inc. – Bond Portfolio (WRBond) 17,880,802 shares (cost $99,920,571)	94,625,202

W & R Target Funds, Inc. – Core Equity Portfolio (WRCoreEq) 22,272,997 shares (cost $216,220,810)	247,726,958

W & R Target Funds, Inc. – Dividend Income Portfolio (WRDivInc) 2,817,429 shares (cost $15,347,989)	17,220,688

W & R Target Funds, Inc. – Global Natural Resources Portfolio (WRGlNatRes) 2,693,279 shares (cost $15,386,201)	16,892,517

W & R Target Funds, Inc. – Growth Portfolio (WRGrowth) 32,907,491 shares (cost $259,862,748)	306,457,591

W & R Target Funds, Inc. – High Income Portfolio (WRHiInc) 24,145,753 shares (cost $80,029,064)	78,512,330
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

W & R Target Funds, Inc. – International Growth Portfolio (WRIntlGr) 8,652,744 shares (cost $48,202,213)	$65,713,264

W & R Target Funds, Inc. – International Value Portfolio (WRIntVal) 1,164,591 shares (cost $22,045,207)	22,327,080

W & R Target Funds, Inc. – Limited-Term Bond Portfolio (WRLTBond) 7,620,099 shares (cost $43,117,714)	41,684,230

W & R Target Funds, Inc. – Micro Cap Growth Portfolio (WRMicCpGr) 250,109 shares (cost $3,591,427)	4,473,748

W & R Target Funds, Inc. – Mid Cap Growth Portfolio (WRMidCpGr) 678,350 shares (cost $3,935,256)	4,114,463

W & R Target Funds, Inc. – Money Market Portfolio (WRMMkt) 22,453,236 shares (cost $22,453,236)	22,453,236

W & R Target Funds, Inc. – Mortgage Securities Portfolio (WRMortSec) 1,290,866 shares (cost $6,649,664)	6,427,868

W & R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS) 2,282,453 shares (cost $14,564,807)	15,888,612

W & R Target Funds, Inc. – Science & Technology Portfolio (WRSciTech) 7,642,322 shares (cost $87,804,171)	129,039,077

W & R Target Funds, Inc. – Small Cap Growth Portfolio (WRSmCap) 14,592,683 shares (cost $109,621,527)	153,030,551

W & R Target Funds, Inc. – Small Cap Value Portfolio (WRSmCpVal) 825,103 shares (cost $13,037,932)	12,032,472

W & R Target Funds, Inc. – Value Portfolio (WRValue) 22,601,882 shares (cost $116,696,870)	137,200,204

Wells Fargo Advantage Variable Trust Opportunity Fund (WFTrustOp) 8,276,955 shares (cost $140,935,923)	200,467,858

Total investments	15,352,808,209

Accounts receivable	1,388,998

Total assets	15,354,197,207

Accounts payable	–

Contract owners’ equity (note 4)	$15,354,197,207

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF OPERATIONS
Year Ended December 31, 2005

Investment activity:	Total	AIMBal	AIMBValue2	AIMBlueCh	AIMCapAp	AIMCapAp2	AIMCapDev2	AIMCoreEq
Reinvested dividends	$244,233,904	10,755	–	2,741	112	–	–	2,199
Mortality and expense risk charges (note 2)	(186,964,993)	(9,611)	(149,966)	(5,926)	(2,081)	(27,893)	(4,879)	(2,224)

Net investment income (loss)	57,268,911	1,144	(149,966)	(3,185)	(1,969)	(27,893)	(4,879)	(25)

Proceeds from mutual fund shares sold	3,192,407,679	54,734	1,018,320	18,040	14,424	357,678	61,340	26,980
Cost of mutual fund shares sold	(3,095,185,768)	(55,195)	(708,074)	(16,024)	(10,467)	(268,589)	(54,425)	(20,562)

Realized gain (loss) on investments	97,221,911	(461)	310,246	2,016	3,957	89,089	6,915	6,418
Change in unrealized gain (loss) on investments	572,254,236	27,410	29,713	11,105	10,713	35,027	25,789	(1,045)

Net gain (loss) on investments	669,476,147	26,949	339,959	13,121	14,670	124,116	32,704	5,373

Reinvested capital gains	290,802,651	–	94,824	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,017,547,709	28,093	284,817	9,936	12,701	96,223	27,825	5,348

Investment activity:	AIMPreEq	AIMPreEq2	AlGrIncB	AlLrgCpGrB	AlSmMdCpB	ACVPIncGr	ACVPIncGr2	ACVPInflPro2
Reinvested dividends	$3,590	10,726	56,068	–	33,393	4,874,180	88,300	3,026,833
Mortality and expense risk charges (note 2)	(5,821)	(32,752)	(79,960)	(66,404)	(108,010)	(2,776,699)	(91,393)	(850,929)

Net investment income (loss)	(2,231)	(22,026)	(23,892)	(66,404)	(74,617)	2,097,481	(3,093)	2,175,904

Proceeds from mutual fund shares sold	58,580	296,453	784,703	1,026,377	1,286,369	48,155,396	831,564	15,911,035
Cost of mutual fund shares sold	(56,599)	(234,593)	(546,302)	(785,072)	(821,574)	(45,027,976)	(601,323)	(15,898,064)

Realized gain (loss) on investments	1,981	61,860	238,401	241,305	464,795	3,127,420	230,241	12,971
Change in unrealized gain (loss) on investments	16,918	15,200	(103,092)	284,414	(401,708)	2,185,681	(101,202)	(2,081,671)

Net gain (loss) on investments	18,899	77,060	135,309	525,719	63,087	5,313,101	129,039	(2,068,700)

Reinvested capital gains	–	–	–	–	259,914	–	–	35,892

Net increase (decrease) in contract owners’ equity resulting from operations	$16,668	55,034	111,417	459,315	248,384	7,410,582	125,946	143,096

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	ACVPInt	ASVPInt3	ACVPMdCpV2	ACVPUltra	ACVPUltra2	ACVPVal	ACVPVal2	ACVPVista2
Reinvested dividends	$1,276,627	770,503	367	–	–	4,673,510	63,914	–
Mortality and expense risk charges (note 2)	(1,185,668)	(790,033)	(240)	(223,007)	(52,722)	(6,439,438)	(159,957)	(8)

Net investment income (loss)	90,959	(19,530)	127	(223,007)	(52,722)	(1,765,928)	(96,043)	(8)

Proceeds from mutual fund shares sold	21,679,771	10,092,415	2,186	6,780,188	433,913	69,994,479	1,011,939	36
Cost of mutual fund shares sold	(18,699,905)	(7,742,009)	(2,239)	(5,866,472)	(330,688)	(64,486,959)	(778,005)	(35)

Realized gain (loss) on investments	2,979,866	2,350,406	(53)	913,716	103,225	5,507,520	233,934	1
Change in unrealized gain (loss) on investments	8,423,079	5,160,886	(734)	(517,074)	(55,351)	(39,042,568)	(770,101)	(261)

Net gain (loss) on investments	11,402,945	7,511,292	(787)	396,642	47,874	(33,535,048)	(536,167)	(260)

Reinvested capital gains	–	–	1,242	–	–	54,073,919	896,117	–

Net increase (decrease) in contract owners’ equity resulting from operations	$11,493,904	7,491,762	582	173,635	(4,848)	18,772,943	263,907	(268)

Investment activity:	BBTCapMgr	BBTLgCapV	BBTLgCoGr	BBTMdCapGr	CSTGSmCp	CSTIntFoc	CSTLCapV	DryELeadS
Reinvested dividends	$28,584	74,558	6,883	–	–	75,341	110,409	–
Mortality and expense risk charges (note 2)	(26,387)	(48,663)	(24,920)	(39,943)	(37,565)	(86,760)	(151,281)	(27,547)

Net investment income (loss)	2,197	25,895	(18,037)	(39,943)	(37,565)	(11,419)	(40,872)	(27,547)

Proceeds from mutual fund shares sold	140,566	329,976	245,069	190,917	787,883	2,226,639	3,308,093	255,370
Cost of mutual fund shares sold	(104,783)	(294,966)	(202,624)	(139,440)	(638,805)	(1,820,741)	(3,011,422)	(174,754)

Realized gain (loss) on investments	35,783	35,010	42,445	51,477	149,078	405,898	296,671	80,616
Change in unrealized gain (loss) on investments	60,897	145,956	(18,993)	355,300	411,486	886,089	727,658	(92,403)

Net gain (loss) on investments	96,680	180,966	23,452	406,777	560,564	1,291,987	1,024,329	(11,787)

Reinvested capital gains	–	–	–	–	–	–	–	78,797

Net increase (decrease) in contract owners’ equity resulting from operations	$98,877	206,861	5,415	366,834	522,999	1,280,568	983,457	39,463

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	DrySmCapIxS	DrySRGroS	DrySRGro	DryStkIx	DryVIFApp	DryVIFAppS	DryVIFDevLd	DryVIFIntVal
Reinvested dividends	$–	–	–	15,569,775	29,807	–	–	–
Mortality and expense risk charges (note 2)	(761,245)	(6,146)	(1,352,343)	(11,325,303)	(1,778,557)	(67,934)	(6,936)	(5,507)

Net investment income (loss)	(761,245)	(6,146)	(1,352,343)	4,244,472	(1,748,750)	(67,934)	(6,936)	(5,507)

Proceeds from mutual fund shares sold	30,562,843	188,353	34,745,743	181,707,455	39,488,320	430,001	8,768	27,279
Cost of mutual fund shares sold	(25,922,676)	(148,176)	(54,866,731)	(221,057,622)	(40,201,596)	(355,699)	(6,183)	(16,937)

Realized gain (loss) on investments	4,640,167	40,177	(20,120,988)	(39,350,167)	(713,276)	74,302	2,585	10,342
Change in unrealized gain (loss) on investments	(947,321)	(31,171)	23,919,728	66,264,137	7,153,131	72,817	23,064	32,943

Net gain (loss) on investments	3,692,846	9,006	3,798,740	26,913,970	6,439,855	147,119	25,649	43,285

Reinvested capital gains	169,983	–	–	–	–	–	–	5,702

Net increase (decrease) in contract owners’ equity resulting from operations	$3,101,584	2,860	2,446,397	31,158,442	4,691,105	79,185	18,713	43,480

Investment activity:	FedAmLeadS	FedCapApS	FedHiIncS	FedQualBd	FedQualBdS	FidVIPEIS	FidVIPEIS2	FidVIPGrS
Reinvested dividends	$8,597	9,434	479,253	13,135,280	382,494	13,416,499	236,451	2,245,629
Mortality and expense risk charges (note 2)	(12,347)	(20,719)	(107,107)	(4,236,673)	(190,796)	(9,912,155)	(283,621)	(6,420,624)

Net investment income (loss)	(3,750)	(11,285)	372,146	8,898,607	191,698	3,504,344	(47,170)	(4,174,995)

Proceeds from mutual fund shares sold	124,658	233,617	1,335,430	49,939,621	1,825,629	133,864,116	2,493,925	129,015,308
Cost of mutual fund shares sold	(92,269)	(182,737)	(1,254,052)	(49,848,625)	(1,879,514)	(134,053,596)	(1,895,796)	(190,321,814)

Realized gain (loss) on investments	32,389	50,880	81,378	90,996	(53,885)	(189,480)	598,129	(61,306,506)
Change in unrealized gain (loss) on investments	(11,985)	(43,189)	(442,804)	(11,140,617)	(298,805)	564,372	(600,880)	86,046,779

Net gain (loss) on investments	20,404	7,691	(361,426)	(11,049,621)	(352,690)	374,892	(2,751)	24,740,273

Reinvested capital gains	–	–	–	2,253,484	69,578	31,014,763	584,560	–

Net increase (decrease) in contract owners’ equity resulting from operations	$16,654	(3,594)	10,720	102,470	(91,414)	34,893,999	534,639	20,565,278

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	FidVIPGrS2	FidVIPHIS	FidVIPOvS	FidVIPOvS2R	FidVIPOvSR	FidVIPConS	FidVIPConS2	FidVIPIGBdS
Reinvested dividends	$16,034	36,814,829	372,528	45,024	481,050	1,599,062	20,290	1,264,393
Mortality and expense risk charges (note 2)	(104,266)	(2,799,641)	(702,214)	(153,005)	(1,033,471)	(9,563,145)	(294,448)	(501,271)

Net investment income (loss)	(88,232)	34,015,188	(329,686)	(107,981)	(552,421)	(7,964,083)	(274,158)	763,122

Proceeds from mutual fund shares sold	834,245	186,325,468	11,630,254	1,380,257	8,788,298	71,295,502	1,593,472	6,258,476
Cost of mutual fund shares sold	(656,413)	(188,837,711)	(9,129,688)	(894,993)	(6,054,689)	(64,138,619)	(1,041,925)	(6,779,520)

Realized gain (loss) on investments	177,832	(2,512,243)	2,500,566	485,264	2,733,609	7,156,883	551,547	(521,044)
Change in unrealized gain (loss) on investments	101,006	(28,013,132)	7,592,228	889,308	12,348,892	119,554,943	1,986,759	(694,030)

Net gain (loss) on investments	278,838	(30,525,375)	10,092,794	1,374,572	15,082,501	126,711,826	2,538,306	(1,215,074)

Reinvested capital gains	–	–	335,275	42,654	432,945	145,369	2,899	771,945

Net increase (decrease) in contract owners’ equity resulting from operations	$190,606	3,489,813	10,098,383	1,309,245	14,963,025	118,893,112	2,267,047	319,993

Investment activity:	FidVIPGrOpS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2	FidVIPFree10S2	FidVIPFree20S2	FidVIPFree30S2	FidVIPNtRsS2
Reinvested dividends	$697,052	–	–	–	44	21	21	123
Mortality and expense risk charges (note 2)	(868,902)	(203,030)	(571,181)	(47,578)	(26)	(1)	(1)	(87)

Net investment income (loss)	(171,850)	(203,030)	(571,181)	(47,578)	18	20	20	36

Proceeds from mutual fund shares sold	18,924,272	1,212,538	27,249,760	672,432	371	1	1	1,893
Cost of mutual fund shares sold	(25,182,171)	(676,870)	(27,577,401)	(413,735)	(366)	(1)	(1)	(1,818)

Realized gain (loss) on investments	(6,257,899)	535,668	(327,641)	258,697	5	–	–	75
Change in unrealized gain (loss) on investments	11,918,727	1,164,979	(1,212,145)	(310,749)	144	(45)	(48)	898

Net gain (loss) on investments	5,660,828	1,700,647	(1,539,786)	(52,052)	149	(45)	(48)	973

Reinvested capital gains	–	180,371	1,750,405	88,094	–	–	–	1,612

Net increase (decrease) in contract owners’ equity resulting from operations	$5,488,978	1,677,988	(360,562)	(11,536)	167	(25)	(28)	2,621

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	FICapAp	FICoreEq	FrVIPRisDiv2	FrVIPSmCapV2	FrVIPDevMrk3	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3
Reinvested dividends	$–	26,741	5,458	2,376	–	1,121	1,497	–
Mortality and expense risk charges (note 2)	(7,489)	(21,433)	(8,114)	(4,159)	(341)	(1,238)	(1,801)	(206)

Net investment income (loss)	(7,489)	5,308	(2,656)	(1,783)	(341)	(117)	(304)	(206)

Proceeds from mutual fund shares sold	48,785	412,188	145,911	33,379	1,405	14,100	37,772	4,896
Cost of mutual fund shares sold	(33,622)	(359,361)	(138,900)	(28,084)	(1,360)	(12,454)	(34,727)	(4,873)

Realized gain (loss) on investments	15,163	52,827	7,011	5,295	45	1,646	3,045	23
Change in unrealized gain (loss) on investments	(58,767)	(186,026)	17,990	18,019	9,429	6,520	14,990	308

Net gain (loss) on investments	(43,604)	(133,199)	25,001	23,314	9,474	8,166	18,035	331

Reinvested capital gains	80,936	45,618	3,723	1,922	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$29,843	(82,273)	26,068	23,453	9,133	8,049	17,731	125

Investment activity:	GVITIntVal2	GVITIntVal3	GVITIntVal6	GVITMidCap	GVITEmMrkts	GVITEmMrkts3	GVITEmMrkts6	GVITFHiInc
Reinvested dividends	$50	731,789	11,739	3,157,785	23,783	366,605	1,833	11,432,368
Mortality and expense risk charges (note 2)	(53)	(612,697)	(14,651)	(3,793,572)	(46,839)	(764,915)	(6,110)	(1,960,770)

Net investment income (loss)	(3)	119,092	(2,912)	(635,787)	(23,056)	(398,310)	(4,277)	9,471,598

Proceeds from mutual fund shares sold	372	11,272,773	130,116	45,939,071	553,113	13,732,340	76,933	110,014,323
Cost of mutual fund shares sold	(329)	(9,709,047)	(113,425)	(36,340,308)	(406,878)	(10,667,361)	(60,747)	(105,443,209)

Realized gain (loss) on investments	43	1,563,726	16,691	9,598,763	146,235	3,064,979	16,186	4,571,114
Change in unrealized gain (loss) on investments	240	2,067,613	63,239	3,581,679	590,534	7,580,626	40,584	(13,596,882)

Net gain (loss) on investments	283	3,631,339	79,930	13,180,442	736,769	10,645,605	56,770	(9,025,768)

Reinvested capital gains	147	1,959,994	31,980	18,371,518	370,280	7,521,660	46,336	–

Net increase (decrease) in contract owners’ equity resulting from operations	$427	5,710,425	108,998	30,916,173	1,083,993	17,768,955	98,829	445,830

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	GVITFHiInc3	GVITGlFin	GVITGlFin3	GVITGlHlth	GVITGlHlth3	GVITGlTech	GVITGlTech3	GVITGlUtl
Reinvested dividends	$1,737,356	756	166,103	–	–	–	–	1,426
Mortality and expense risk charges (note 2)	(233,716)	(492)	(99,634)	(1,312)	(413,794)	(31,503)	(131,093)	(906)

Net investment income (loss)	1,503,640	264	66,469	(1,312)	(413,794)	(31,503)	(131,093)	520

Proceeds from mutual fund shares sold	16,229,952	10,519	4,159,398	8,994	11,183,428	672,580	6,453,509	21,516
Cost of mutual fund shares sold	(16,030,654)	(9,867)	(4,062,668)	(8,179)	(10,575,645)	(805,247)	(6,935,890)	(17,301)

Realized gain (loss) on investments	199,298	652	96,730	815	607,783	(132,667)	(482,381)	4,215
Change in unrealized gain (loss) on investments	(666,424)	(1,228)	(402,074)	(3,915)	(1,642,057)	52,012	(103,878)	(9,702)

Net gain (loss) on investments	(467,126)	(576)	(305,344)	(3,100)	(1,034,274)	(80,655)	(586,259)	(5,487)

Reinvested capital gains	–	3,613	1,024,182	11,570	3,657,705	–	–	8,991

Net increase (decrease) in contract owners’ equity resulting from operations	$1,036,514	3,301	785,307	7,158	2,209,637	(112,158)	(717,352)	4,024

Investment activity:	GVITGlUtl3	GVITGvtBd	GVITGvtBd2	GVITGrowth	GVITIDAgg2	GVITIDCon2	GVITIDMod2	GVITIDModAg2
Reinvested dividends	$507,637	22,418,041	567,945	67,181	1,344,158	3,015,008	9,988,690	5,015,928
Mortality and expense risk charges (note 2)	(294,451)	(7,269,362)	(303,816)	(874,714)	(948,259)	(1,416,785)	(5,733,662)	(3,212,213)

Net investment income (loss)	213,186	15,148,679	264,129	(807,533)	395,899	1,598,223	4,255,028	1,803,715

Proceeds from mutual fund shares sold	9,091,893	130,388,469	2,926,240	19,000,905	15,805,234	22,416,642	26,581,800	26,718,398
Cost of mutual fund shares sold	(7,552,123)	(132,176,383)	(3,065,416)	(17,533,099)	(13,336,195)	(21,188,936)	(21,926,752)	(19,539,888)

Realized gain (loss) on investments	1,539,770	(1,787,914)	(139,176)	1,467,806	2,469,039	1,227,706	4,655,048	7,178,510
Change in unrealized gain (loss) on investments	(3,808,585)	(2,066,694)	42,161	3,448,825	346,332	(3,087,471)	1,139,778	(235,106)

Net gain (loss) on investments	(2,268,815)	(3,854,608)	(97,015)	4,916,631	2,815,371	(1,859,765)	5,794,826	6,943,404

Reinvested capital gains	3,230,307	1,102,797	30,292	–	1,433,370	2,362,226	7,483,502	5,069,317

Net increase (decrease) in contract owners’ equity resulting from operations	$1,174,678	12,396,868	197,406	4,109,098	4,644,640	2,100,684	17,533,356	13,816,436

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	GVITIDModCon2	GVITIntGro	GVITIntGro3	GVITJPBal	GVITMdCpGr	GVITMyMkt	GVITNWFund	GVITNWFund2
Reinvested dividends	$4,736,293	11,766	134,191	2,949,290	–	14,983,837	3,560,217	15,729
Mortality and expense risk charges (note 2)	(2,426,744)	(14,410)	(158,607)	(1,778,036)	(1,118,809)	(6,905,654)	(4,359,059)	(45,804)

Net investment income (loss)	2,309,549	(2,644)	(24,416)	1,171,254	(1,118,809)	8,078,183	(798,842)	(30,075)

Proceeds from mutual fund shares sold	32,888,258	235,817	2,614,701	22,875,019	22,995,351	381,414,900	75,443,144	436,535
Cost of mutual fund shares sold	(28,199,344)	(177,535)	(1,702,930)	(23,798,139)	(16,103,247)	(381,414,900)	(125,851,818)	(323,508)

Realized gain (loss) on investments	4,688,914	58,282	911,771	(923,120)	6,892,104	–	(50,408,674)	113,027
Change in unrealized gain (loss) on investments	(4,379,564)	248,739	3,066,029	1,586,345	1,310,055	–	74,663,114	23,125

Net gain (loss) on investments	309,350	307,021	3,977,800	663,225	8,202,159	–	24,254,440	136,152

Reinvested capital gains	3,285,996	2,954	54,445	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$5,904,895	307,331	4,007,829	1,834,479	7,083,350	8,078,183	23,455,598	106,077

Investment activity:	GVITLead	GVITLead3	GVITSmCapGr	GVITSmCapGr2	GVITSmCapVal	GVITSmCapVal2	GVITSmComp	GVITSmComp2
Reinvested dividends	$45	158,334	–	–	263,598	12	–	–
Mortality and expense risk charges (note 2)	(47)	(153,051)	(1,147,643)	(35,375)	(5,075,556)	(61,147)	(4,037,758)	(87,852)

Net investment income (loss)	(2)	5,283	(1,147,643)	(35,375)	(4,811,958)	(61,135)	(4,037,758)	(87,852)

Proceeds from mutual fund shares sold	385	4,048,263	51,776,454	352,372	97,655,281	628,933	47,829,949	645,001
Cost of mutual fund shares sold	(331)	(2,783,117)	(45,199,851)	(225,726)	(65,799,661)	(383,832)	(35,108,116)	(427,330)

Realized gain (loss) on investments	54	1,265,146	6,576,603	126,646	31,855,620	245,101	12,721,833	217,671
Change in unrealized gain (loss) on investments	(280)	(2,080,340)	(181,122)	13,371	(67,866,216)	(552,033)	(14,486,382)	(280,666)

Net gain (loss) on investments	(226)	(815,194)	6,395,481	140,017	(36,010,596)	(306,932)	(1,764,549)	(62,995)

Reinvested capital gains	547	1,990,445	–	–	46,305,524	393,549	41,596,121	597,145

Net increase (decrease) in contract owners’ equity resulting from operations	$319	1,180,534	5,247,838	104,642	5,482,970	25,482	35,793,814	446,298

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	GVITUSGro	GVITUSGro3	GVITMltSec	GVITVal	GVITWLead	GVITWLead3	JanBal	JanForty
Reinvested dividends	$–	–	6,838,600	1,502,710	208,311	70,924	1,702	20,782
Mortality and expense risk charges (note 2)	(3,354)	(301,180)	(2,121,681)	(1,157,839)	(242,169)	(105,223)	(1,038)	(2,959,392)

Net investment income (loss)	(3,354)	(301,180)	4,716,919	344,871	(33,858)	(34,299)	664	(2,938,610)

Proceeds from mutual fund shares sold	22,254	6,368,779	22,605,151	26,261,389	4,213,619	1,195,636	9,181	40,950,048
Cost of mutual fund shares sold	(21,184)	(5,627,761)	(20,936,661)	(17,311,770)	(2,474,267)	(860,956)	(8,609)	(32,220,819)

Realized gain (loss) on investments	1,070	741,018	1,668,490	8,949,619	1,739,352	334,680	572	8,729,229
Change in unrealized gain (loss) on investments	(19,001)	(2,355,468)	(5,724,560)	(9,054,017)	1,893,743	1,287,518	3,768	19,042,312

Net gain (loss) on investments	(17,931)	(1,614,450)	(4,056,070)	(104,398)	3,633,095	1,622,198	4,340	27,771,541

Reinvested capital gains	48,816	4,361,751	937,364	2,244,050	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$27,531	2,446,121	1,598,213	2,484,523	3,599,237	1,587,899	5,004	24,832,931

Investment activity:	JanGlTechS2	JanGlTech	JanIntGroS2	JanIntGro	JanRMgCore	JPMSTMidCap	MFSInvGrStS	MFSMidCapGrS
Reinvested dividends	$–	–	777,399	1,283,351	76,693	85,207	366	–
Mortality and expense risk charges (note 2)	(238,255)	(563,327)	(825,307)	(1,502,669)	(58,707)	(613,927)	(3,284)	(70,893)

Net investment income (loss)	(238,255)	(563,327)	(47,908)	(219,318)	17,986	(528,720)	(2,918)	(70,893)

Proceeds from mutual fund shares sold	5,210,983	10,268,292	10,711,517	22,876,626	3,742,214	10,590,702	57,749	1,015,543
Cost of mutual fund shares sold	(3,737,000)	(11,771,370)	(7,563,628)	(17,784,524)	(3,532,924)	(9,069,979)	(51,428)	(685,265)

Realized gain (loss) on investments	1,473,983	(1,503,078)	3,147,889	5,092,102	209,290	1,520,723	6,321	330,278
Change in unrealized gain (loss) on investments	490,507	6,162,835	15,460,030	27,983,925	(575,573)	2,396,467	5,596	(260,200)

Net gain (loss) on investments	1,964,490	4,659,757	18,607,919	33,076,027	(366,283)	3,917,190	11,917	70,078

Reinvested capital gains	–	–	–	–	838,405	629,978	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,726,235	4,096,430	18,560,011	32,856,709	490,108	4,018,448	8,999	(815)

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	MFSNewDiscS	MFSValS	NBAMTFasc	NBAMTFocus	NBAMTGuard	NBAMTInt	NBAMTLMat	NBAMTMCGr
Reinvested dividends	$–	24,699	–	–	165,976	10	1,295,677	–
Mortality and expense risk charges (note 2)	(31,285)	(68,220)	(30,307)	(17,140)	(1,308,686)	(26)	(541,360)	(2,124,023)

Net investment income (loss)	(31,285)	(43,521)	(30,307)	(17,140)	(1,142,710)	(16)	754,317	(2,124,023)

Proceeds from mutual fund shares sold	509,012	451,872	308,516	190,399	22,896,733	682	9,070,667	34,984,013
Cost of mutual fund shares sold	(366,233)	(327,276)	(207,693)	(116,541)	(19,951,846)	(698)	(9,513,872)	(23,367,482)

Realized gain (loss) on investments	142,779	124,596	100,823	73,858	2,944,887	(16)	(443,205)	11,616,531
Change in unrealized gain (loss) on investments	(82,373)	(2,268)	(64,288)	(91,376)	5,453,171	453	(202,756)	10,653,128

Net gain (loss) on investments	60,406	122,328	36,535	(17,518)	8,398,058	437	(645,961)	22,269,659

Reinvested capital gains	–	87,601	7,930	15,779	–	46	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$29,121	166,408	14,158	(18,879)	7,255,348	467	108,356	20,145,636

Investment activity:	NBAMTPart	NBAMTRegS	NBAMSocRes	OppAggGro	OppCapAp	OppCapApS	OppGlSec3	OppGlSec
Reinvested dividends	$1,594,891	–	–	–	4,215,928	55,375	1,924,367	1,912,838
Mortality and expense risk charges (note 2)	(1,776,065)	(418)	(38,888)	(2,463,322)	(5,336,675)	(129,148)	(2,437,943)	(2,267,933)

Net investment income (loss)	(181,174)	(418)	(38,888)	(2,463,322)	(1,120,747)	(73,773)	(513,576)	(355,095)

Proceeds from mutual fund shares sold	25,493,838	2,703	2,495,869	37,137,816	79,225,871	1,225,017	16,236,097	30,100,098
Cost of mutual fund shares sold	(14,822,010)	(2,682)	(2,315,336)	(25,717,087)	(83,416,255)	(873,471)	(9,868,896)	(16,870,707)

Realized gain (loss) on investments	10,671,828	21	180,533	11,420,729	(4,190,384)	351,546	6,367,201	13,229,391
Change in unrealized gain (loss) on investments	12,979,499	3,643	101,665	12,487,368	20,602,485	(87,672)	19,712,717	8,903,892

Net gain (loss) on investments	23,651,327	3,664	282,198	23,908,097	16,412,101	263,874	26,079,918	22,133,283

Reinvested capital gains	37,014	–	12,950	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$23,507,167	3,246	256,260	21,444,775	15,291,354	190,101	25,566,342	21,778,188

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	OppGlSecS	OppHighIncS	OppMSt	OppMStS	OppMStSCapS	OppStratBdS	PVTGroInc	TRoeBlChip2
Reinvested dividends	$59,645	14,391	4,956,308	103,163	–	200,162	621	41
Mortality and expense risk charges (note 2)	(124,367)	(2,847)	(4,345,440)	(155,140)	(1,758)	(85,584)	(471)	(236)

Net investment income (loss)	(64,722)	11,544	610,868	(51,977)	(1,758)	114,578	150	(195)

Proceeds from mutual fund shares sold	982,556	43,461	58,980,663	1,269,525	13,480	819,011	1,903	1,808
Cost of mutual fund shares sold	(602,100)	(42,659)	(67,419,870)	(960,088)	(11,572)	(745,736)	(1,665)	(1,816)

Realized gain (loss) on investments	380,456	802	(8,439,207)	309,437	1,908	73,275	238	(8)
Change in unrealized gain (loss) on investments	432,360	(9,779)	23,461,069	59,411	10,310	(156,468)	1,189	1,320

Net gain (loss) on investments	812,816	(8,977)	15,021,862	368,848	12,218	(83,193)	1,427	1,312

Reinvested capital gains	–	–	–	–	3,923	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$748,094	2,567	15,632,730	316,871	14,383	31,385	1,577	1,117

Investment activity:	TRowEqInc2	TRowLtdTBd2	VEWrldEMktR1	VEWrldEMkt	VEWrldHAsR1	VEWrldHAs	VKCom2	VKEmGr2
Reinvested dividends	$1,161	567	119,462	331,850	54,544	103,307	180,175	352
Mortality and expense risk charges (note 2)	(737)	(339)	(237,664)	(446,198)	(336,465)	(315,889)	(350,852)	(52,212)

Net investment income (loss)	424	228	(118,202)	(114,348)	(281,921)	(212,582)	(170,677)	(51,860)

Proceeds from mutual fund shares sold	4,307	1,351	8,317,627	9,137,178	7,448,629	8,768,682	1,724,741	350,226
Cost of mutual fund shares sold	(4,298)	(1,358)	(6,218,541)	(6,063,305)	(5,262,154)	(5,581,400)	(1,090,565)	(271,529)

Realized gain (loss) on investments	9	(7)	2,099,086	3,073,873	2,186,475	3,187,282	634,176	78,697
Change in unrealized gain (loss) on investments	(4,886)	(66)	3,584,078	7,490,263	9,999,515	8,281,834	(694,903)	120,797

Net gain (loss) on investments	(4,877)	(73)	5,683,164	10,564,136	12,185,990	11,469,116	(60,727)	199,494

Reinvested capital gains	6,989	–	–	–	–	–	623,887	–

Net increase (decrease) in contract owners’ equity resulting from operations	$2,536	155	5,564,962	10,449,788	11,904,069	11,256,534	392,483	147,634

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	VKCorPlus2	VKEmMkt	VKMidCapG	VKUSRealEst	VicDivrStk	WRAsStrat	WRBal	WRBond
Reinvested dividends	$11,299	2,817,128	–	3,908,280	13,281	1,526,812	1,232,112	4,189,100
Mortality and expense risk charges (note 2)	(5,900)	(436,663)	(332,996)	(3,895,280)	(235,747)	(2,131,762)	(1,319,547)	(1,275,681)

Net investment income (loss)	5,399	2,380,465	(332,996)	13,000	(222,466)	(604,950)	(87,435)	2,913,419

Proceeds from mutual fund shares sold	84,619	9,498,480	10,381,536	72,435,266	2,781,247	4,320,122	11,150,277	10,809,037
Cost of mutual fund shares sold	(86,596)	(9,130,653)	(6,365,067)	(39,405,652)	(2,534,321)	(3,446,482)	(10,262,609)	(10,861,286)

Realized gain (loss) on investments	(1,977)	367,827	4,016,469	33,029,614	246,926	873,640	887,668	(52,249)
Change in unrealized gain (loss) on investments	1,867	383,995	314,220	3,234,726	1,129,044	21,518,707	2,769,929	(3,026,762)

Net gain (loss) on investments	(110)	751,822	4,330,689	36,264,340	1,375,970	22,392,347	3,657,597	(3,079,011)

Reinvested capital gains	2,392	598,712	–	8,632,526	–	12,473,104	–	444,868

Net increase (decrease) in contract owners’ equity resulting from operations	$7,681	3,730,999	3,997,693	44,909,866	1,153,504	34,260,501	3,570,162	279,276

Investment activity:	WRCoreEq	WRDivInc	WRGlNatRes	WRGrowth	WRHiInc	WRIntlGr	WRIntVal	WRLTBond
Reinvested dividends	$810,865	179,119	–	8,558	5,882,713	1,313,957	442,787	1,346,623
Mortality and expense risk charges (note 2)	(3,298,351)	(150,062)	(68,059)	(4,036,099)	(1,061,300)	(828,061)	(219,593)	(580,296)

Net investment income (loss)	(2,487,486)	29,057	(68,059)	(4,027,541)	4,821,413	485,896	223,194	766,327

Proceeds from mutual fund shares sold	28,623,773	505,492	21,124	44,095,595	10,088,153	9,771,351	747,294	7,991,737
Cost of mutual fund shares sold	(30,814,495)	(419,129)	(18,939)	(46,984,518)	(10,448,313)	(8,986,198)	(608,376)	(8,039,897)

Realized gain (loss) on investments	(2,190,722)	86,363	2,185	(2,888,923)	(360,160)	785,153	138,918	(48,160)
Change in unrealized gain (loss) on investments	22,661,618	1,329,017	1,506,316	34,836,120	(3,537,984)	7,306,584	(380,361)	(575,552)

Net gain (loss) on investments	20,470,896	1,415,380	1,508,501	31,947,197	(3,898,144)	8,091,737	(241,443)	(623,712)

Reinvested capital gains	–	–	80,510	–	–	–	1,795,152	–

Net increase (decrease) in contract owners’ equity resulting from operations	$17,983,410	1,444,437	1,520,952	27,919,656	923,269	8,577,633	1,776,903	142,615

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	WRMicCpGr	WRMidCpGr	WRMMkt	WRMortSec	WRRealEstS	WRSciTech	WRSmCap	WRSmCpVal
Reinvested dividends	$–	–	554,191	249,373	209,764	–	–	–
Mortality and expense risk charges (note 2)	(38,586)	(13,369)	(304,327)	(60,439)	(165,553)	(1,601,534)	(2,030,432)	(140,468)

Net investment income (loss)	(38,586)	(13,369)	249,864	188,934	44,211	(1,601,534)	(2,030,432)	(140,468)

Proceeds from mutual fund shares sold	297,124	55,308	11,908,903	396,195	737,393	10,314,787	21,712,269	983,763
Cost of mutual fund shares sold	(250,144)	(48,395)	(11,908,903)	(400,424)	(598,954)	(8,809,049)	(15,802,417)	(888,144)

Realized gain (loss) on investments	46,980	6,913	–	(4,229)	138,439	1,505,738	5,909,852	95,619
Change in unrealized gain (loss) on investments	595,664	179,207	–	(158,320)	799,712	17,929,142	6,360,801	(1,405,621)

Net gain (loss) on investments	642,644	186,120	–	(162,549)	938,151	19,434,880	12,270,653	(1,310,002)

Reinvested capital gains	–	–	–	–	367,016	–	6,185,908	1,902,076

Net increase (decrease) in contract owners’ equity resulting from operations	$604,058	172,751	249,864	26,385	1,349,378	17,833,346	16,426,129	451,606

Investment activity:	WRValue	WFTrustOp
Reinvested dividends	$1,936,418	–
Mortality and expense risk charges (note 2)	(1,911,710)	(2,572,676)

Net investment income (loss)	24,708	(2,572,676)

Proceeds from mutual fund shares sold	15,782,859	37,152,885
Cost of mutual fund shares sold	(12,225,392)	(31,659,586)

Realized gain (loss) on investments	3,557,467	5,493,299
Change in unrealized gain (loss) on investments	(6,405,564)	9,455,220

Net gain (loss) on investments	(2,848,097)	14,948,519

Reinvested capital gains	7,094,848	–

Net increase (decrease) in contract owners’ equity resulting from operations	$4,271,459	12,375,843

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2005 and 2004

	Total		AIMBal		AIMBValue2		AIMBlueCh
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$57,268,911	46,888,933	1,144	810	(149,966)	(141,604)	(3,185)	(5,361)
Realized gain (loss) on investments	97,221,911	(68,723,067)	(461)	(3,597)	310,246	198,455	2,016	(1,805)
Change in unrealized gain (loss) on investments	572,254,236	1,262,325,667	27,410	46,676	29,713	631,308	11,105	19,086
Reinvested capital gains	290,802,651	133,018,480	–	–	94,824	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,017,547,709	1,373,510,013	28,093	43,889	284,817	688,159	9,936	11,920

Equity transactions:
Purchase payments received from contract owners (note 3)	408,470,245	754,671,887	12,215	34,566	226,002	493,252	11,830	132,618
Transfers between funds	–	–	706	(15,092)	(84,532)	326,725	(2,826)	(24,177)
Redemptions (note 3)	(1,741,356,786)	(1,367,612,148)	(46,184)	(50,695)	(508,775)	(316,784)	(14,547)	(12,253)
Annuity benefits	(4,907,496)	(4,068,343)	–	–	(17,307)	(4,814)	–	–
Annual contract maintenance charges (note 2)	(341,474)	(335,477)	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(24,245,254)	(25,556,426)	(907)	(396)	(7,087)	(2,450)	(3)	(33)
Adjustments to maintain reserves	1,773,824	(700,167)	(46)	12	(627)	(71)	10	(6)

Net equity transactions	(1,360,606,941)	(643,600,674)	(34,216)	(31,605)	(392,326)	495,858	(5,536)	96,149

Net change in contract owners’ equity	(343,059,232)	729,909,339	(6,123)	12,284	(107,509)	1,184,017	4,400	108,069
Contract owners’ equity beginning of period	15,697,256,439	14,967,347,100	755,714	743,430	8,522,149	7,338,132	469,043	360,974

Contract owners’ equity end of period	$15,354,197,207	15,697,256,439	749,591	755,714	8,414,640	8,522,149	473,443	469,043

CHANGES IN UNITS:
Beginning units	1,245,033,961	1,306,834,707	75,617	78,940	771,896	741,502	50,444	40,180

Units purchased	265,468,668	380,162,134	1,276	3,646	33,804	106,043	1,278	14,430
Units redeemed	(375,201,138)	(441,962,880)	(4,718)	(6,969)	(82,009)	(75,649)	(1,886)	(4,166)

Ending units	1,135,301,491	1,245,033,961	72,175	75,617	723,691	771,896	49,836	50,444

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	AIMCapAp		AIMCapAp2		AIMCapDev2		AIMCoreEq
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(1,969)	(1,750)	(27,893)	(30,493)	(4,879)	(950)	(25)	(769)
Realized gain (loss) on investments	3,957	500	89,089	69,687	6,915	187	6,418	1,437
Change in unrealized gain (loss) on investments	10,713	10,518	35,027	30,614	25,789	20,402	(1,045)	10,618
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	12,701	9,268	96,223	69,808	27,825	19,639	5,348	11,286

Equity transactions:
Purchase payments received from contract owners (note 3)	3,266	57,035	27,442	49,645	45,429	92,403	74	17,754
Transfers between funds	230	1,423	(54,317)	(103,060)	101,465	102,056	–	–
Redemptions (note 3)	(11,243)	(1,918)	(166,480)	(120,337)	(9,248)	(1,544)	(23,508)	(8,564)
Annuity benefits	–	–	(821)	(204)	(7,597)	(1,563)	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(316)	(15)	(4,804)	(1,664)	(205)	(38)	(1,290)	(442)
Adjustments to maintain reserves	(47)	(10)	(36)	(53)	(458)	(6)	(28)	8

Net equity transactions	(8,110)	56,515	(199,016)	(175,673)	129,386	191,308	(24,752)	8,756

Net change in contract owners’ equity	4,591	65,783	(102,793)	(105,865)	157,211	210,947	(19,404)	20,042
Contract owners’ equity beginning of period	177,635	111,852	1,633,888	1,739,753	210,947	–	167,088	147,046

Contract owners’ equity end of period	$182,226	177,635	1,531,095	1,633,888	368,158	210,947	147,684	167,088

CHANGES IN UNITS:
Beginning units	17,219	11,432	155,396	173,419	7,363	–	15,351	14,504

Units purchased	461	5,986	11,802	16,758	14,847	7,507	7	1,724
Units redeemed	(1,209)	(199)	(32,034)	(34,781)	(4,347)	(144)	(2,289)	(877)

Ending units	16,471	17,219	135,164	155,396	17,863	7,363	13,069	15,351

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	AIMPreEq		AIMPreEq2		AlGrIncB		AlLrgCpGrB
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(2,231)	(4,111)	(22,026)	(27,999)	(23,892)	(45,238)	(66,404)	(69,748)
Realized gain (loss) on investments	1,981	(4,417)	61,860	35,897	238,401	110,310	241,305	67,097
Change in unrealized gain (loss) on investments	16,918	26,897	15,200	55,487	(103,092)	318,440	284,414	246,586
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	16,668	18,369	55,034	63,385	111,417	383,512	459,315	243,935

Equity transactions:
Purchase payments received from contract owners (note 3)	1,730	62,839	35,239	142,294	54,703	245,102	32,506	132,051
Transfers between funds	1	694	(67,616)	(17,043)	(138,363)	383,010	164,630	(83,686)
Redemptions (note 3)	(47,538)	(42,739)	(182,810)	(86,981)	(397,136)	(162,302)	(539,515)	(179,279)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(1,676)	(1,774)	(3,233)	(898)	(8,216)	(1,288)	(14,237)	(2,898)
Adjustments to maintain reserves	(46)	(16)	(110)	(47)	(162)	(3)	(169)	(20)

Net equity transactions	(47,529)	19,004	(218,530)	37,325	(489,174)	464,519	(356,785)	(133,832)

Net change in contract owners’ equity	(30,861)	37,373	(163,496)	100,710	(377,757)	848,031	102,530	110,103
Contract owners’ equity beginning of period	463,546	426,173	1,901,148	1,800,438	4,641,616	3,793,585	4,033,313	3,923,210

Contract owners’ equity end of period	$432,685	463,546	1,737,652	1,901,148	4,263,859	4,641,616	4,135,843	4,033,313

CHANGES IN UNITS:
Beginning units	51,837	49,765	195,246	191,437	416,687	371,825	400,843	414,836

Units purchased	628	7,359	7,807	24,921	23,244	87,783	60,212	27,924
Units redeemed	(6,066)	(5,287)	(30,517)	(21,112)	(67,115)	(42,921)	(96,946)	(41,917)

Ending units	46,399	51,837	172,536	195,246	372,816	416,687	364,109	400,843

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	AlSmMdCpB		ACVPIncGr		ACVPIncGr2		ACVPInflPro2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(74,617)	(105,860)	2,097,481	717,073	(3,093)	(34,651)	2,175,904	851,272
Realized gain (loss) on investments	464,795	251,723	3,127,420	(1,772,413)	230,241	84,442	12,971	228,677
Change in unrealized gain (loss) on investments	(401,708)	661,103	2,185,681	27,442,122	(101,202)	438,480	(2,081,671)	791,146
Reinvested capital gains	259,914	138,601	–	–	–	–	35,892	19,255

Net increase (decrease) in contract owners’ equity resulting from operations	248,384	945,567	7,410,582	26,386,782	125,946	488,271	143,096	1,890,350

Equity transactions:
Purchase payments received from contract owners (note 3)	86,224	171,079	4,392,340	7,379,927	58,319	196,560	2,388,897	3,627,076
Transfers between funds	(441,084)	(82,844)	(9,918,023)	(10,300,027)	(123,753)	201,507	15,738,406	37,199,904
Redemptions (note 3)	(605,359)	(236,138)	(29,952,611)	(23,595,238)	(409,409)	(260,089)	(7,161,715)	(2,401,104)
Annuity benefits	(451)	(315)	(74,572)	(67,611)	(356)	–	(63,243)	(24,204)
Annual contract maintenance charges (note 2)	–	–	(8,066)	(8,474)	–	–	(304)	(49)
Contingent deferred sales charges (note 2)	(20,818)	(4,203)	(386,772)	(423,523)	(10,724)	(2,789)	(67,143)	(21,736)
Adjustments to maintain reserves	(471)	1,120	26,873	47,922	(242)	(12)	2,259	17,890

Net equity transactions	(981,959)	(151,301)	(35,920,831)	(26,967,024)	(486,165)	135,177	10,837,157	38,397,777

Net change in contract owners’ equity	(733,575)	794,266	(28,510,249)	(580,242)	(360,219)	623,448	10,980,253	40,288,127
Contract owners’ equity beginning of period	6,475,818	5,681,552	251,779,097	252,359,339	5,192,683	4,569,235	57,713,352	17,425,225

Contract owners’ equity end of period	$5,742,243	6,475,818	223,268,848	251,779,097	4,832,464	5,192,683	68,693,605	57,713,352

CHANGES IN UNITS:
Beginning units	485,953	498,772	18,762,735	20,993,443	453,009	440,628	5,298,678	1,685,537

Units purchased	25,015	51,157	2,249,729	3,439,076	34,229	55,223	3,744,800	5,626,923
Units redeemed	(99,532)	(63,976)	(4,907,159)	(5,669,784)	(76,901)	(42,842)	(2,787,154)	(2,013,782)

Ending units	411,436	485,953	16,105,305	18,762,735	410,337	453,009	6,256,324	5,298,678

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	ACVPInt		ASVPInt3		ACVPMdCpV2		ACVPUltra
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$90,959	(619,337)	(19,530)	(376,652)	127	–	(223,007)	(202,016)
Realized gain (loss) on investments	2,979,866	490,229	2,350,406	541,335	(53)	–	913,716	1,279,463
Change in unrealized gain (loss) on investments	8,423,079	14,092,421	5,160,886	7,613,968	(734)	–	(517,074)	364,291
Reinvested capital gains	–	–	–	–	1,242	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	11,493,904	13,963,313	7,491,762	7,778,651	582	–	173,635	1,441,738

Equity transactions:
Purchase payments received from contract owners (note 3)	353,881	357,513	2,880,751	4,125,034	54,528	–	820,365	1,638,469
Transfers between funds	(7,495,336)	(9,355,238)	(2,076,940)	2,632,390	–	–	4,972,682	(8,760)
Redemptions (note 3)	(13,056,219)	(8,450,382)	(5,650,927)	(4,438,963)	(1,880)	–	(1,777,676)	(1,105,871)
Annuity benefits	(28,483)	(41,989)	(1,740)	(204)	(75)	–	(12,304)	(6,940)
Annual contract maintenance charges (note 2)	(2,948)	(3,202)	(985)	(751)	–	–	(344)	(221)
Contingent deferred sales charges (note 2)	(159,835)	(165,338)	(67,871)	(62,891)	–	–	(26,701)	(17,704)
Adjustments to maintain reserves	11,612	27,651	6,957	50,068	(1)	–	311	3,216

Net equity transactions	(20,377,328)	(17,630,985)	(4,910,755)	2,304,683	52,572	–	3,976,333	502,189

Net change in contract owners’ equity	(8,883,424)	(3,667,672)	2,581,007	10,083,334	53,154	–	4,149,968	1,943,927
Contract owners’ equity beginning of period	112,903,338	116,571,010	66,896,351	56,813,017	–	–	17,827,898	15,883,971

Contract owners’ equity end of period	$104,019,914	112,903,338	69,477,358	66,896,351	53,154	–	21,977,866	17,827,898

CHANGES IN UNITS:
Beginning units	9,350,630	10,982,643	5,939,570	5,738,677	–	–	1,635,491	1,599,480

Units purchased	20,311	28,748	1,054,679	2,045,319	4,911	–	1,226,580	1,060,405
Units redeemed	(1,674,624)	(1,660,761)	(1,475,996)	(1,844,426)	(164)	–	(865,039)	(1,024,394)

Ending units	7,696,317	9,350,630	5,518,253	5,939,570	4,747	–	1,997,032	1,635,491

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	ACVPUltra2		ACVPVal		ACVPVal2		ACVPVista2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(52,722)	(55,086)	(1,765,928)	(1,180,792)	(96,043)	(79,706)	(8)	–
Realized gain (loss) on investments	103,225	68,288	5,507,520	6,334,620	233,934	262,462	1	–
Change in unrealized gain (loss) on investments	(55,351)	243,600	(39,042,568)	53,201,189	(770,101)	719,414	(261)	–
Reinvested capital gains	–	–	54,073,919	3,912,210	896,117	64,635	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(4,848)	256,802	18,772,943	62,267,227	263,907	966,805	(268)	–

Equity transactions:
Purchase payments received from contract owners (note 3)	24,378	88,493	12,410,924	15,981,752	53,499	262,726	15,105	–
Transfers between funds	(92,856)	(47,831)	(8,704,983)	15,605,517	244,692	210,998	–	–
Redemptions (note 3)	(259,943)	(67,864)	(53,349,699)	(39,472,404)	(503,390)	(418,606)	–	–
Annuity benefits	–	–	(123,262)	(105,213)	–	–	(27)	–
Annual contract maintenance charges (note 2)	–	–	(7,576)	(7,118)	–	–	–	–
Contingent deferred sales charges (note 2)	(5,207)	(535)	(710,613)	(706,616)	(12,162)	(7,785)	–	–
Adjustments to maintain reserves	(104)	(2)	43,319	(739,731)	(478)	82	(2)	–

Net equity transactions	(333,732)	(27,739)	(50,441,890)	(9,443,813)	(217,839)	47,415	15,076	–

Net change in contract owners’ equity	(338,580)	229,063	(31,668,947)	52,823,414	46,068	1,014,220	14,808	–
Contract owners’ equity beginning of period	3,322,592	3,093,529	542,213,159	489,389,745	8,984,780	7,970,560	–	–

Contract owners’ equity end of period	$2,984,012	3,322,592	510,544,212	542,213,159	9,030,848	8,984,780	14,808	–

CHANGES IN UNITS:
Beginning units	314,693	318,356	31,066,593	31,663,303	736,549	732,705	–	–

Units purchased	12,705	34,684	4,490,245	8,406,739	65,250	97,395	1,312	–
Units redeemed	(45,502)	(38,347)	(7,392,899)	(9,003,449)	(83,144)	(93,551)	(2)	–

Ending units	281,896	314,693	28,163,939	31,066,593	718,655	736,549	1,310	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	BBTCapMgr		BBTLgCapV		BBTLgCoGr		BBTMdCapGr
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$2,197	(12,026)	25,895	18,077	(18,037)	(18,103)	(39,943)	(34,452)
Realized gain (loss) on investments	35,783	23,259	35,010	(10,168)	42,445	(4,765)	51,477	14,444
Change in unrealized gain (loss) on investments	60,897	159,971	145,956	394,666	(18,993)	93,814	355,300	407,247
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	98,877	171,204	206,861	402,575	5,415	70,946	366,834	387,239

Equity transactions:
Purchase payments received from contract owners (note 3)	74,986	634,164	108,624	619,078	18,339	303,239	37,317	736,613
Transfers between funds	13	(215,769)	9,490	(33,946)	(115,889)	(49,903)	(12,328)	(9,463)
Redemptions (note 3)	(132,149)	(211,275)	(290,551)	(219,342)	(97,663)	(91,253)	(157,257)	(164,164)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(2,500)	(6,247)	(11,893)	(8,137)	(3,199)	(2,113)	(5,394)	(4,426)
Adjustments to maintain reserves	(126)	(61)	(110)	125	(3)	159	275	280

Net equity transactions	(59,776)	200,812	(184,440)	357,778	(198,415)	160,129	(137,387)	558,840

Net change in contract owners’ equity	39,101	372,016	22,421	760,353	(193,000)	231,075	229,447	946,079
Contract owners’ equity beginning of period	1,938,845	1,566,829	3,937,384	3,177,031	1,889,640	1,658,565	2,998,507	2,052,428

Contract owners’ equity end of period	$1,977,946	1,938,845	3,959,805	3,937,384	1,696,640	1,889,640	3,227,954	2,998,507

CHANGES IN UNITS:
Beginning units	179,516	160,093	357,885	322,683	203,835	186,382	232,570	183,955

Units purchased	6,792	105,123	11,745	69,075	3,894	42,482	3,094	72,284
Units redeemed	(12,417)	(85,700)	(28,701)	(33,873)	(25,812)	(25,029)	(13,822)	(23,669)

Ending units	173,891	179,516	340,929	357,885	181,917	203,835	221,842	232,570

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	CSTGSmCp		CSTIntFoc		CSTLCapV		DryELeadS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(37,565)	(38,404)	(11,419)	(2,170)	(40,872)	(77,136)	(27,547)	(27,125)
Realized gain (loss) on investments	149,078	14,148	405,898	65,470	296,671	147,337	80,616	63,935
Change in unrealized gain (loss) on investments	411,486	628,183	886,089	1,068,964	727,658	1,415,248	(92,403)	(1,894)
Reinvested capital gains	–	–	–	–	–	–	78,797	127,178

Net increase (decrease) in contract owners’ equity resulting from operations	522,999	603,927	1,280,568	1,132,264	983,457	1,485,449	39,463	162,094

Equity transactions:
Purchase payments received from contract owners (note 3)	15,914	4,591	10,070	8,785	96,025	195,032	31,162	91,714
Transfers between funds	(222,146)	(380,323)	(453,381)	(400,347)	479,491	(364,091)	42,203	(3,269)
Redemptions (note 3)	(522,886)	(377,890)	(1,640,868)	(808,223)	(2,092,426)	(1,353,458)	(122,590)	(37,800)
Annuity benefits	–	–	(4,871)	–	–	–	–	–
Annual contract maintenance charges (note 2)	(55)	(56)	(74)	(68)	(234)	(240)	–	–
Contingent deferred sales charges (note 2)	(4,305)	(6,546)	(5,182)	(11,761)	(16,340)	(20,470)	(4,779)	(218)
Adjustments to maintain reserves	(40)	18	3,200	(2,280)	234	688	(171)	(87)

Net equity transactions	(733,518)	(760,206)	(2,091,106)	(1,213,894)	(1,533,250)	(1,542,539)	(54,175)	50,340

Net change in contract owners’ equity	(210,519)	(156,279)	(810,538)	(81,630)	(549,793)	(57,090)	(14,712)	212,434
Contract owners’ equity beginning of period	3,985,920	4,142,199	9,336,078	9,417,708	15,004,067	15,061,157	1,562,984	1,350,550

Contract owners’ equity end of period	$3,775,401	3,985,920	8,525,540	9,336,078	14,454,274	15,004,067	1,548,272	1,562,984

CHANGES IN UNITS:
Beginning units	369,551	447,652	921,733	1,056,590	1,103,928	1,221,166	126,077	122,126

Units purchased	1,238	909	5,314	904	166,764	256,528	15,724	19,411
Units redeemed	(67,263)	(79,010)	(204,529)	(135,761)	(276,944)	(373,766)	(20,407)	(15,460)

Ending units	303,526	369,551	722,518	921,733	993,748	1,103,928	121,394	126,077

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	DrySmCapIxS		DrySRGroS		DrySRGro		DryStkIx
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(761,245)	(337,084)	(6,146)	(7,027)	(1,352,343)	(1,004,749)	4,244,472	6,632,101
Realized gain (loss) on investments	4,640,167	3,913,284	40,177	2,499	(20,120,988)	(14,422,415)	(39,350,167)	(37,067,888)
Change in unrealized gain (loss) on investments	(947,321)	4,400,053	(31,171)	19,896	23,919,728	21,675,991	66,264,137	122,552,674
Reinvested capital gains	169,983	1,308,776	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,101,584	9,285,029	2,860	15,368	2,446,397	6,248,827	31,158,442	92,116,887

Equity transactions:
Purchase payments received from contract owners (note 3)	2,192,865	4,136,102	3,758	24,603	4,367,616	5,657,083	23,478,811	34,840,305
Transfers between funds	(2,620,352)	17,386,226	48,052	63,601	(16,451,632)	(3,954,806)	(66,858,525)	(20,204,953)
Redemptions (note 3)	(6,054,703)	(5,211,184)	(160,656)	(10,801)	(14,692,344)	(12,117,329)	(123,600,201)	(95,183,084)
Annuity benefits	(41,652)	(25,599)	–	–	(21,695)	(55,201)	(155,446)	(217,320)
Annual contract maintenance charges (note 2)	(1,510)	(758)	–	–	(18,209)	(21,025)	(45,689)	(48,926)
Contingent deferred sales charges (note 2)	(75,999)	(53,032)	(10,344)	(50)	(210,403)	(256,031)	(1,538,937)	(1,739,446)
Adjustments to maintain reserves	10,671	19,951	(21)	(25)	15,712	(182,287)	76,706	(118,580)

Net equity transactions	(6,590,680)	16,251,706	(119,211)	77,328	(27,010,955)	(10,929,596)	(168,643,281)	(82,672,004)

Net change in contract owners’ equity	(3,489,096)	25,536,735	(116,351)	92,696	(24,564,558)	(4,680,769)	(137,484,839)	9,444,883
Contract owners’ equity beginning of period	66,853,891	41,317,156	425,727	333,031	135,069,696	139,750,465	1,068,703,792	1,059,258,909

Contract owners’ equity end of period	$63,364,795	66,853,891	309,376	425,727	110,505,138	135,069,696	931,218,953	1,068,703,792

CHANGES IN UNITS:
Beginning units	5,300,317	3,945,170	44,270	36,008	13,226,882	14,356,877	85,102,726	92,185,602

Units purchased	2,969,666	5,404,493	6,752	10,062	1,239,970	2,121,003	5,255,918	13,166,601
Units redeemed	(3,529,036)	(4,049,346)	(19,415)	(1,800)	(3,901,502)	(3,250,998)	(18,657,669)	(20,249,477)

Ending units	4,740,947	5,300,317	31,607	44,270	10,565,350	13,226,882	71,700,975	85,102,726

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	DryVIFApp		DryVIFAppS		DryVIFDevLd		DryVIFIntVal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(1,748,750)	741,201	(67,934)	(15,071)	(6,936)	(5,723)	(5,507)	(923)
Realized gain (loss) on investments	(713,276)	(5,126,611)	74,302	30,064	2,585	2,101	10,342	13,137
Change in unrealized gain (loss) on investments	7,153,131	10,330,001	72,817	87,050	23,064	39,881	32,943	50,833
Reinvested capital gains	–	–	–	–	–	–	5,702	6,104

Net increase (decrease) in contract owners’ equity resulting from operations	4,691,105	5,944,591	79,185	102,043	18,713	36,259	43,480	69,151

Equity transactions:
Purchase payments received from contract owners (note 3)	3,207,518	4,385,880	68,004	209,275	4,941	54,095	–	41,244
Transfers between funds	(9,781,585)	(8,328,617)	(32,566)	112,652	93	(10,137)	(18,239)	(41,953)
Redemptions (note 3)	(18,969,809)	(14,565,221)	(158,646)	(119,222)	(2,787)	(5,755)	(3,494)	(11,203)
Annuity benefits	(100,068)	(116,318)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(6,633)	(7,314)	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(201,280)	(275,422)	(2,022)	(1,441)	(9)	(23)	–	(358)
Adjustments to maintain reserves	7,525	817,002	(172)	(155)	29	209	(53)	16

Net equity transactions	(25,844,332)	(18,090,010)	(125,402)	201,109	2,267	38,389	(21,786)	(12,254)

Net change in contract owners’ equity	(21,153,227)	(12,145,419)	(46,217)	303,152	20,980	74,648	21,694	56,897
Contract owners’ equity beginning of period	162,989,509	175,134,928	3,716,756	3,413,604	445,804	371,156	434,279	377,382

Contract owners’ equity end of period	$141,836,282	162,989,509	3,670,539	3,716,756	466,784	445,804	455,973	434,279

CHANGES IN UNITS:
Beginning units	12,838,264	14,368,474	365,410	345,131	39,370	36,181	31,294	32,213

Units purchased	2,577,207	1,979,084	30,046	37,044	420	4,592	–	3,379
Units redeemed	(4,566,426)	(3,509,294)	(42,425)	(16,765)	(231)	(1,403)	(1,536)	(4,298)

Ending units	10,849,045	12,838,264	353,031	365,410	39,559	39,370	29,758	31,294

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FedAmLeadS		FedCapApS		FedHiIncS		FedQualBd
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(3,750)	(4,069)	(11,285)	(17,758)	372,146	360,770	8,898,607	11,859,677
Realized gain (loss) on investments	32,389	11,240	50,880	35,077	81,378	211,847	90,996	1,940,383
Change in unrealized gain (loss) on investments	(11,985)	43,015	(43,189)	44,550	(442,804)	(91,245)	(11,140,617)	(8,876,907)
Reinvested capital gains	–	–	–	–	–	–	2,253,484	3,671,473

Net increase (decrease) in contract owners’ equity resulting from operations	16,654	50,186	(3,594)	61,869	10,720	481,372	102,470	8,594,626

Equity transactions:
Purchase payments received from contract owners (note 3)	3,373	37,694	675	29,495	165,657	271,593	6,195,746	12,300,100
Transfers between funds	(52,868)	23,482	(173,602)	(60,524)	(274,063)	(649,477)	(11,831,462)	(49,319,090)
Redemptions (note 3)	(48,256)	(15,875)	(32,414)	(32,735)	(749,562)	(703,366)	(34,809,051)	(33,756,198)
Annuity benefits	–	–	–	–	(127)	–	(118,313)	(99,655)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	(2,907)	(2,981)
Contingent deferred sales charges (note 2)	(2,207)	(600)	(997)	(602)	(23,134)	(2,489)	(460,366)	(527,229)
Adjustments to maintain reserves	(81)	(15)	(67)	(50)	(436)	10	10,052	157,761

Net equity transactions	(100,039)	44,686	(206,405)	(64,416)	(881,665)	(1,083,729)	(41,016,301)	(71,247,292)

Net change in contract owners’ equity	(83,385)	94,872	(209,999)	(2,547)	(870,945)	(602,357)	(40,913,831)	(62,652,666)
Contract owners’ equity beginning of period	727,827	632,955	1,258,078	1,260,625	6,200,535	6,802,892	362,944,348	425,597,014

Contract owners’ equity end of period	$644,442	727,827	1,048,079	1,258,078	5,329,590	6,200,535	322,030,517	362,944,348

CHANGES IN UNITS:
Beginning units	67,408	62,971	121,303	127,784	501,358	594,118	27,791,514	33,400,483

Units purchased	1,418	9,508	1,092	8,786	46,931	123,908	2,365,425	4,283,278
Units redeemed	(10,692)	(5,071)	(21,216)	(15,267)	(118,713)	(216,668)	(5,514,576)	(9,892,247)

Ending units	58,134	67,408	101,179	121,303	429,576	501,358	24,642,363	27,791,514

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FedQualBdS		FidVIPEIS		FidVIPEIS2		FidVIPGrS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$191,698	272,843	3,504,344	2,385,188	(47,170)	(65,215)	(4,174,995)	(6,539,192)
Realized gain (loss) on investments	(53,885)	21,342	(189,480)	1,659,770	598,129	384,939	(61,306,506)	(73,705,202)
Change in unrealized gain (loss) on investments	(298,805)	(243,096)	564,372	74,957,662	(600,880)	1,051,925	86,046,779	89,715,070
Reinvested capital gains	69,578	111,654	31,014,763	3,165,949	584,560	57,580	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(91,414)	162,743	34,893,999	82,168,569	534,639	1,429,229	20,565,278	9,470,676

Equity transactions:
Purchase payments received from contract owners (note 3)	167,624	393,248	15,383,040	28,214,623	204,295	611,034	11,471,845	19,375,929
Transfers between funds	(558,114)	(981,821)	(39,466,710)	23,367,078	(358,603)	204,525	(66,870,521)	(39,388,199)
Redemptions (note 3)	(982,749)	(751,417)	(96,606,476)	(73,051,498)	(1,431,465)	(649,027)	(64,249,579)	(58,181,743)
Annuity benefits	(522)	–	(206,155)	(258,035)	–	–	(130,362)	(107,118)
Annual contract maintenance charges (note 2)	–	–	(11,027)	(10,845)	–	–	(22,549)	(25,605)
Contingent deferred sales charges (note 2)	(24,071)	(8,379)	(1,095,914)	(1,258,448)	(29,526)	(9,765)	(945,800)	(1,199,407)
Adjustments to maintain reserves	(560)	(121)	62,825	(677,502)	(731)	54	10,202	165,408

Net equity transactions	(1,398,392)	(1,348,490)	(121,940,417)	(23,674,627)	(1,616,030)	156,821	(120,736,764)	(79,360,735)

Net change in contract owners’ equity	(1,489,806)	(1,185,747)	(87,046,418)	58,493,942	(1,081,391)	1,586,050	(100,171,486)	(69,890,059)
Contract owners’ equity beginning of period	11,460,780	12,646,527	895,073,673	836,579,731	16,742,355	15,156,305	614,343,366	684,233,425

Contract owners’ equity end of period	$9,970,974	11,460,780	808,027,255	895,073,673	15,660,964	16,742,355	514,171,880	614,343,366

CHANGES IN UNITS:
Beginning units	1,034,363	1,158,034	63,110,573	64,919,984	1,470,503	1,453,838	51,970,948	58,941,283

Units purchased	40,189	83,334	4,069,521	10,873,410	77,907	191,478	3,248,322	7,186,329
Units redeemed	(168,167)	(207,005)	(12,651,607)	(12,682,821)	(221,705)	(174,813)	(13,540,098)	(14,156,664)

Ending units	906,385	1,034,363	54,528,487	63,110,573	1,326,705	1,470,503	41,679,172	51,970,948

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPGrS2		FidVIPHIS		FidVIPOvS		FidVIPOvS2R
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(88,232)	(101,296)	34,015,188	20,156,403	(329,686)	664	(107,981)	(65,245)
Realized gain (loss) on investments	177,832	141,455	(2,512,243)	16,056,216	2,500,566	1,314,469	485,264	221,844
Change in unrealized gain (loss) on investments	101,006	32,193	(28,013,132)	(15,460,002)	7,592,228	6,130,247	889,308	694,824
Reinvested capital gains	–	–	–	–	335,275	–	42,654	–

Net increase (decrease) in contract owners’ equity resulting from operations	190,606	72,352	3,489,813	20,752,617	10,098,383	7,445,380	1,309,245	851,423

Equity transactions:
Purchase payments received from contract owners (note 3)	92,240	317,918	4,482,770	7,739,145	172,656	198,329	176,174	372,280
Transfers between funds	(24,026)	11,155	(23,722,352)	(45,098,634)	(3,848,583)	(3,824,188)	305,071	649,000
Redemptions (note 3)	(426,046)	(285,524)	(33,075,098)	(28,893,459)	(7,030,761)	(5,918,879)	(806,527)	(344,476)
Annuity benefits	–	–	(54,918)	(33,698)	(21,184)	(20,179)	(136)	–
Annual contract maintenance charges (note 2)	–	–	(3,218)	(3,297)	(965)	(1,045)	–	–
Contingent deferred sales charges (note 2)	(8,346)	(4,244)	(315,609)	(387,277)	(69,108)	(135,866)	(22,329)	(6,591)
Adjustments to maintain reserves	(315)	(51)	8,230	52,925	21,626	29,692	(462)	405

Net equity transactions	(366,493)	39,254	(52,680,195)	(66,624,295)	(10,776,319)	(9,672,136)	(348,209)	670,618

Net change in contract owners’ equity	(175,887)	111,606	(49,190,382)	(45,871,678)	(677,936)	(2,226,756)	961,036	1,522,041
Contract owners’ equity beginning of period	6,092,705	5,981,099	278,239,107	324,110,785	66,354,828	68,581,584	8,510,693	6,988,652

Contract owners’ equity end of period	$5,916,818	6,092,705	229,048,725	278,239,107	65,676,892	66,354,828	9,471,729	8,510,693

CHANGES IN UNITS:
Beginning units	622,916	619,256	28,067,837	35,327,848	5,309,091	6,173,912	708,262	646,592

Units purchased	48,005	77,964	17,108,118	22,592,550	13,584	39,078	85,871	134,371
Units redeemed	(86,563)	(74,304)	(22,389,214)	(29,852,561)	(854,462)	(903,899)	(118,344)	(72,701)

Ending units	584,358	622,916	22,786,741	28,067,837	4,468,213	5,309,091	675,789	708,262

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPOvSR		FidVIPConS		FidVIPConS2		FidVIPIGBdS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(552,421)	(177,165)	(7,964,083)	(6,434,775)	(274,158)	(223,535)	763,122	355,270
Realized gain (loss) on investments	2,733,609	907,345	7,156,883	(8,454,909)	551,547	217,629	(521,044)	(292,649)
Change in unrealized gain (loss) on investments	12,348,892	7,894,149	119,554,943	107,479,707	1,986,759	1,739,696	(694,030)	154,950
Reinvested capital gains	432,945	–	145,369	–	2,899	–	771,945	440,690

Net increase (decrease) in contract owners’ equity resulting from operations	14,963,025	8,624,329	118,893,112	92,590,023	2,267,047	1,733,790	319,993	658,261

Equity transactions:
Purchase payments received from contract owners (note 3)	3,173,338	5,104,185	19,671,618	24,564,304	379,712	589,993	2,168,417	2,295,923
Transfers between funds	5,479,057	20,442,176	78,980,586	54,710,889	979,363	743,062	21,259,581	18,701,251
Redemptions (note 3)	(7,191,153)	(5,396,077)	(93,506,536)	(57,631,258)	(991,803)	(447,831)	(5,241,235)	(1,846,372)
Annuity benefits	(31,327)	(4,753)	(211,800)	(254,939)	–	–	(34,865)	(10,022)
Annual contract maintenance charges (note 2)	(1,020)	(628)	(24,002)	(23,138)	–	–	(668)	(219)
Contingent deferred sales charges (note 2)	(82,650)	(92,312)	(1,101,987)	(1,066,934)	(17,917)	(4,689)	(31,983)	(25,864)
Adjustments to maintain reserves	4,340	31,742	134,983	1,155,991	(714)	56	(1,213)	13,919

Net equity transactions	1,350,585	20,084,333	3,942,862	21,454,915	348,641	880,591	18,118,034	19,128,616

Net change in contract owners’ equity	16,313,610	28,708,662	122,835,974	114,044,938	2,615,688	2,614,381	18,438,027	19,786,877
Contract owners’ equity beginning of period	84,634,335	55,925,673	770,174,834	656,129,896	15,271,569	12,657,188	31,064,353	11,277,476

Contract owners’ equity end of period	$100,947,945	84,634,335	893,010,808	770,174,834	17,887,257	15,271,569	49,502,380	31,064,353

CHANGES IN UNITS:
Beginning units	6,862,770	5,106,033	47,949,091	46,557,635	1,246,619	1,168,158	2,891,195	1,077,164

Units purchased	1,773,822	3,586,241	11,688,025	10,828,104	163,184	177,664	3,026,118	3,110,124
Units redeemed	(1,677,798)	(1,829,504)	(11,446,142)	(9,436,648)	(135,235)	(99,203)	(1,351,460)	(1,296,093)

Ending units	6,958,794	6,862,770	48,190,974	47,949,091	1,274,568	1,246,619	4,565,853	2,891,195

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPGrOpS		FidVIPMCapS2		FidVIPVaIS		FidVIPVaIS2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(171,850)	(540,389)	(203,030)	(163,129)	(571,181)	(738,986)	(47,578)	(46,764)
Realized gain (loss) on investments	(6,257,899)	(7,399,065)	535,668	205,528	(327,641)	1,028,554	258,697	142,209
Change in unrealized gain (loss) on investments	11,918,727	12,765,695	1,164,979	1,850,811	(1,212,145)	2,895,101	(310,749)	182,372
Reinvested capital gains	–	–	180,371	–	1,750,405	157,629	88,094	6,448

Net increase (decrease) in contract owners’ equity resulting from operations	5,488,978	4,826,241	1,677,988	1,893,210	(360,562)	3,342,298	(11,536)	284,265

Equity transactions:
Purchase payments received from contract owners (note 3)	1,243,474	2,001,729	758,804	746,035	1,358,837	4,094,308	54,656	222,906
Transfers between funds	(4,535,033)	(4,484,481)	650,476	775,785	(11,555,979)	8,980,971	(188,588)	395,083
Redemptions (note 3)	(13,038,776)	(9,990,025)	(928,797)	(395,996)	(4,718,417)	(5,140,335)	(172,939)	(77,921)
Annuity benefits	(23,435)	(15,657)	(12,674)	(1,591)	(27,822)	(18,236)	–	–
Annual contract maintenance charges (note 2)	(1,791)	(2,026)	–	–	(749)	(534)	–	–
Contingent deferred sales charges (note 2)	(126,978)	(192,162)	(22,912)	(4,035)	(79,682)	(88,695)	(1,880)	(494)
Adjustments to maintain reserves	8,168	7,543	(977)	6,115	2,871	24,467	(248)	65

Net equity transactions	(16,474,371)	(12,675,079)	443,920	1,126,313	(15,020,941)	7,851,946	(308,999)	539,639

Net change in contract owners’ equity	(10,985,393)	(7,848,838)	2,121,908	3,019,523	(15,381,503)	11,194,244	(320,535)	823,904
Contract owners’ equity beginning of period	88,199,788	96,048,626	10,642,568	7,623,045	59,696,270	48,502,026	2,923,757	2,099,853

Contract owners’ equity end of period	$77,214,395	88,199,788	12,764,476	10,642,568	44,314,767	59,696,270	2,603,222	2,923,757

CHANGES IN UNITS:
Beginning units	9,323,234	10,741,094	741,487	656,982	4,540,152	4,151,781	226,885	182,049

Units purchased	450,864	510,985	99,096	153,919	1,518,087	7,505,734	28,413	77,813
Units redeemed	(2,187,912)	(1,928,845)	(105,851)	(69,414)	(2,745,949)	(7,117,363)	(54,318)	(32,977)

Ending units	7,586,186	9,323,234	734,732	741,487	3,312,290	4,540,152	200,980	226,885

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPFree10S2		FidVIPFree20S2		FidVIPFree30S2		FidVIPNtRsS2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$18	–	20	–	20	–	36	–
Realized gain (loss) on investments	5	–	–	–	–	–	75	–
Change in unrealized gain (loss) on investments	144	–	(45)	–	(48)	–	898	–
Reinvested capital gains	–	–	–	–	–	–	1,612	–

Net increase (decrease) in contract owners’ equity resulting from operations	167	–	(25)	–	(28)	–	2,621	–

Equity transactions:
Purchase payments received from contract owners (note 3)	10,289	–	4,200	–	4,200	–	27,823	–
Transfers between funds	–	–	–	–	–	–	6,163	–
Redemptions (note 3)	–	–	–	–	–	–	(964)	–
Annuity benefits	(345)	–	–	–	–	–	(846)	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	–	–	–	–	–	–	–	–
Adjustments to maintain reserves	(4)	–	(1)	–	3	–	(5)	–

Net equity transactions	9,940	–	4,199	–	4,203	–	32,171	–

Net change in contract owners’ equity	10,107	–	4,174	–	4,175	–	34,792	–
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$10,107	–	4,174	–	4,175	–	34,792	–

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	975	–	379	–	372	–	2,727	–
Units redeemed	(31)	–	–	–	–	–	(131)	–

Ending units	944	–	379	–	372	–	2,596	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FICapAp		FICoreEq		FrVIPRisDiv2		FrVIPSmCapV2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(7,489)	(7,191)	5,308	(7,916)	(2,656)	(1,392)	(1,783)	(569)
Realized gain (loss) on investments	15,163	10,088	52,827	2,833	7,011	58	5,295	736
Change in unrealized gain (loss) on investments	(58,767)	46,582	(186,026)	98,119	17,990	29,810	18,019	16,974
Reinvested capital gains	80,936	72,454	45,618	–	3,723	837	1,922	–

Net increase (decrease) in contract owners’ equity resulting from operations	29,843	121,933	(82,273)	93,036	26,068	29,313	23,453	17,141

Equity transactions:
Purchase payments received from contract owners (note 3)	15,704	68,891	35,484	121,927	502,224	428,541	144,346	158,291
Transfers between funds	(11,175)	(255)	(254,036)	(116,899)	25,128	40,478	47,141	64,152
Redemptions (note 3)	(39,155)	(42,066)	(72,045)	(106,325)	(56,778)	(4,290)	(3,462)	(671)
Annuity benefits	–	–	–	–	(41,672)	(14,249)	(27,513)	(5,840)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(1,120)	(496)	(1,638)	(1,638)	–	–	–	–
Adjustments to maintain reserves	(88)	(16)	(538)	(51)	1,018	103	1,130	(3)

Net equity transactions	(35,834)	26,058	(292,773)	(102,986)	429,920	450,583	161,642	215,929

Net change in contract owners’ equity	(5,991)	147,991	(375,046)	(9,950)	455,988	479,896	185,095	233,070
Contract owners’ equity beginning of period	1,271,957	1,123,966	2,281,228	2,291,178	479,896	–	233,070	–

Contract owners’ equity end of period	$1,265,966	1,271,957	1,906,182	2,281,228	935,884	479,896	418,165	233,070

CHANGES IN UNITS:
Beginning units	91,705	89,589	229,886	241,003	42,724	–	17,859	–

Units purchased	1,249	6,680	6,525	15,015	46,279	44,349	13,639	18,367
Units redeemed	(3,887)	(4,564)	(36,880)	(26,132)	(6,291)	(1,625)	(1,667)	(508)

Ending units	89,067	91,705	199,531	229,886	82,712	42,724	29,831	17,859

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FrVIPDevMrk3		FrVIPForSec2		FrVIPForSec3		FrVIPGlInc3
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(341)	–	(117)	89	(304)	(53)	(206)	–
Realized gain (loss) on investments	45	–	1,646	41	3,045	221	23	–
Change in unrealized gain (loss) on investments	9,429	–	6,520	13,202	14,990	2,263	308	–
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	9,133	–	8,049	13,332	17,731	2,431	125	–

Equity transactions:
Purchase payments received from contract owners (note 3)	133,576	–	–	102,522	183,247	39,619	76,047	–
Transfers between funds	7,988	–	–	–	181,043	–	–	–
Redemptions (note 3)	(498)	–	(629)	(757)	(16,458)	(1,061)	(1,422)	–
Annuity benefits	(2,069)	–	(12,245)	(10,813)	(7,520)	(146)	(3,274)	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	–	–	–	–	–	–	–	–
Adjustments to maintain reserves	19	–	410	93	384	(3)	(1)	–

Net equity transactions	139,016	–	(12,464)	91,045	340,696	38,409	71,350	–

Net change in contract owners’ equity	148,149	–	(4,415)	104,377	358,427	40,840	71,475	–
Contract owners’ equity beginning of period	–	–	104,377	–	40,840	–	–	–

Contract owners’ equity end of period	$148,149	–	99,962	104,377	399,267	40,840	71,475	–

CHANGES IN UNITS:
Beginning units	–	–	8,344	–	3,590	–	–	–

Units purchased	11,875	–	–	9,190	30,451	3,696	7,718	–
Units redeemed	(208)	–	(999)	(846)	(1,771)	(106)	(424)	–

Ending units	11,667	–	7,345	8,344	32,270	3,590	7,294	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITIntVal2		GVITIntVal3		GVITIntVal6		GVITMidCap
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(3)	12	119,092	166,818	(2,912)	(599)	(635,787)	(1,911,225)
Realized gain (loss) on investments	43	3	1,563,726	280,133	16,691	1,272	9,598,763	4,080,015
Change in unrealized gain (loss) on investments	240	582	2,067,613	3,493,675	63,239	49,459	3,581,679	28,670,704
Reinvested capital gains	147	–	1,959,994	–	31,980	–	18,371,518	7,307,584

Net increase (decrease) in contract owners’ equity resulting from operations	427	597	5,710,425	3,940,626	108,998	50,132	30,916,173	38,147,078

Equity transactions:
Purchase payments received from contract owners (note 3)	–	3,917	1,981,157	1,644,153	143,334	177,060	7,455,141	11,875,890
Transfers between funds	–	–	20,098,164	24,650,487	472,239	353,906	671,491	18,994,566
Redemptions (note 3)	–	–	(4,704,124)	(1,334,536)	(32,982)	(4,163)	(30,549,425)	(21,782,567)
Annuity benefits	(319)	(171)	–	–	(13,793)	(3,099)	(87,106)	(76,342)
Annual contract maintenance charges (note 2)	–	–	(492)	(104)	–	–	(5,078)	(4,512)
Contingent deferred sales charges (note 2)	–	–	(41,240)	(18,083)	(769)	(49)	(423,622)	(368,045)
Adjustments to maintain reserves	16	(2)	26,135	(84,093)	(441)	99	35,916	96,017

Net equity transactions	(303)	3,744	17,359,600	24,857,824	567,588	523,754	(22,902,683)	8,735,007

Net change in contract owners’ equity	124	4,341	23,070,025	28,798,450	676,586	573,886	8,013,490	46,882,085
Contract owners’ equity beginning of period	4,341	–	35,083,705	6,285,255	573,886	–	309,914,403	263,032,318

Contract owners’ equity end of period	$4,465	4,341	58,153,730	35,083,705	1,250,472	573,886	317,927,893	309,914,403

CHANGES IN UNITS:
Beginning units	336	–	2,138,241	458,485	28,799	–	15,860,940	15,398,869

Units purchased	–	350	2,372,926	2,195,435	45,860	29,121	3,052,416	4,387,640
Units redeemed	(23)	(14)	(1,308,687)	(515,679)	(7,281)	(322)	(4,238,674)	(3,925,569)

Ending units	313	336	3,202,480	2,138,241	67,378	28,799	14,674,682	15,860,940

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITEmMrkts		GVITEmMrkts3		GVITEmMrkts6		GVITFHiInc
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(23,056)	(12,047)	(398,310)	(82,269)	(4,277)	359	9,471,598	12,241,159
Realized gain (loss) on investments	146,235	309,349	3,064,979	6,187,128	16,186	195	4,571,114	9,570,747
Change in unrealized gain (loss) on investments	590,534	14,755	7,580,626	(5,144,179)	40,584	10,878	(13,596,882)	(5,297,847)
Reinvested capital gains	370,280	302,339	7,521,660	3,589,995	46,336	11,318	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,083,993	614,396	17,768,955	4,550,675	98,829	22,750	445,830	16,514,059

Equity transactions:
Purchase payments received from contract owners (note 3)	31,684	50,458	2,087,093	2,639,637	22,314	15,809	2,287,065	6,619,153
Transfers between funds	(136,582)	(1,208,395)	35,798,884	7,564,349	331,313	118,135	(72,569,957)	7,690,137
Redemptions (note 3)	(247,924)	(197,204)	(5,799,640)	(4,131,891)	(9,327)	(998)	(24,180,431)	(17,628,815)
Annuity benefits	(7,472)	(6,895)	(5,890)	(588)	–	–	(47,278)	(36,443)
Annual contract maintenance charges (note 2)	(247)	(186)	(987)	(504)	–	–	(1,474)	(1,434)
Contingent deferred sales charges (note 2)	(5,561)	(2,426)	(65,567)	(62,491)	(69)	(1)	(344,082)	(287,592)
Adjustments to maintain reserves	11,164	11,633	9,656	25,100	(36)	14	(304)	54,570

Net equity transactions	(354,938)	(1,353,015)	32,023,549	6,033,612	344,195	132,959	(94,856,461)	(3,590,424)

Net change in contract owners’ equity	729,055	(738,619)	49,792,504	10,584,287	443,024	155,709	(94,410,631)	12,923,635
Contract owners’ equity beginning of period	3,747,584	4,486,203	45,486,297	34,902,010	155,709	–	216,961,754	204,038,119

Contract owners’ equity end of period	$4,476,639	3,747,584	95,278,801	45,486,297	598,733	155,709	122,551,123	216,961,754

CHANGES IN UNITS:
Beginning units	284,119	406,653	3,106,247	2,849,141	13,294	–	16,155,881	16,524,655

Units purchased	10,018	24,677	3,658,064	3,233,682	32,797	13,383	1,979,048	9,445,595
Units redeemed	(33,884)	(147,211)	(1,798,966)	(2,976,576)	(6,786)	(89)	(9,136,384)	(9,814,369)

Ending units	260,253	284,119	4,965,345	3,106,247	39,305	13,294	8,998,545	16,155,881

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITFHiInc3		GVITGlFin		GVITGlFin3		GVITGlHlth
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$1,503,640	–	264	40	66,469	23,948	(1,312)	(1,173)
Realized gain (loss) on investments	199,298	–	652	4,708	96,730	699,025	815	1,027
Change in unrealized gain (loss) on investments	(666,424)	–	(1,228)	(332)	(402,074)	(74,111)	(3,915)	4,755
Reinvested capital gains	–	–	3,613	2,562	1,024,182	538,454	11,570	437

Net increase (decrease) in contract owners’ equity resulting from operations	1,036,514	–	3,301	6,978	785,307	1,187,316	7,158	5,046

Equity transactions:
Purchase payments received from contract owners (note 3)	1,838,961	–	–	14,243	171,815	334,997	–	34,616
Transfers between funds	39,385,625	–	–	–	2,713,627	3,067,052	–	(2,698)
Redemptions (note 3)	(2,294,073)	–	(1,092)	(1,015)	(741,873)	(979,769)	(3,133)	(2,324)
Annuity benefits	(2,108)	–	(8,942)	(8,325)	–	–	(4,572)	(4,005)
Annual contract maintenance charges (note 2)	(65)	–	–	–	(91)	(76)	–	–
Contingent deferred sales charges (note 2)	(21,822)	–	–	–	(8,560)	(22,491)	–	–
Adjustments to maintain reserves	582	–	37,798	234	670	1,971	428	9,701

Net equity transactions	38,907,100	–	27,764	5,137	2,135,588	2,401,684	(7,277)	35,290

Net change in contract owners’ equity	39,943,614	–	31,065	12,115	2,920,895	3,589,000	(119)	40,336
Contract owners’ equity beginning of period	–	–	44,349	32,234	9,063,639	5,474,639	104,685	64,349

Contract owners’ equity end of period	$39,943,614	–	75,414	44,349	11,984,534	9,063,639	104,566	104,685

CHANGES IN UNITS:
Beginning units	–	–	3,093	2,686	614,645	444,314	8,804	580

Units purchased	5,680,419	–	–	568	468,114	788,311	–	10,045
Units redeemed	(1,871,905)	–	(697)	(161)	(342,611)	(617,980)	(592)	(1,821)

Ending units	3,808,514	–	2,396	3,093	740,148	614,645	8,212	8,804

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITGlHlth3		GVITGlTech		GVITGlTech3		GVITGlUtl
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(413,794)	(332,470)	(31,503)	(41,555)	(131,093)	(260,368)	520	54
Realized gain (loss) on investments	607,783	663,266	(132,667)	(142,634)	(482,381)	1,212,659	4,215	9,832
Change in unrealized gain (loss) on investments	(1,642,057)	598,683	52,012	251,984	(103,878)	(2,487,881)	(9,702)	3,477
Reinvested capital gains	3,657,705	113,065	–	–	–	–	8,991	3,231

Net increase (decrease) in contract owners’ equity resulting from operations	2,209,637	1,042,544	(112,158)	67,795	(717,352)	(1,535,590)	4,024	16,594

Equity transactions:
Purchase payments received from contract owners (note 3)	945,777	1,433,932	19,662	43,174	446,125	953,984	–	(1)
Transfers between funds	3,281,255	9,785,372	(359,958)	(470,690)	(3,411,687)	(6,187,479)	(13,603)	11,362
Redemptions (note 3)	(3,156,162)	(2,637,147)	(271,901)	(249,605)	(1,029,124)	(1,981,789)	(5,326)	(4,895)
Annuity benefits	(661)	(72)	(1,458)	(2,714)	(217)	(205)	(1,800)	(1,307)
Annual contract maintenance charges (note 2)	(367)	(239)	(223)	(292)	(307)	(327)	–	–
Contingent deferred sales charges (note 2)	(46,237)	(57,348)	(5,521)	(6,734)	(19,101)	(47,927)	–	–
Adjustments to maintain reserves	2,378	6,536	15	430	(3,742)	29,924	465	796

Net equity transactions	1,025,983	8,531,034	(619,384)	(686,431)	(4,018,053)	(7,233,819)	(20,264)	5,955

Net change in contract owners’ equity	3,235,620	9,573,578	(731,542)	(618,636)	(4,735,405)	(8,769,409)	(16,240)	22,549
Contract owners’ equity beginning of period	29,530,860	19,957,282	3,238,568	3,857,204	14,875,073	23,644,482	77,075	54,526

Contract owners’ equity end of period	$32,766,480	29,530,860	2,507,026	3,238,568	10,139,668	14,875,073	60,835	77,075

CHANGES IN UNITS:
Beginning units	2,433,103	1,751,103	997,831	1,232,090	1,321,233	2,165,513	5,693	5,169

Units purchased	1,448,665	2,278,515	7,795	26,033	403,581	1,004,343	–	709
Units redeemed	(1,363,195)	(1,596,515)	(217,280)	(260,292)	(808,139)	(1,848,623)	(1,416)	(185)

Ending units	2,518,573	2,433,103	788,346	997,831	916,675	1,321,233	4,277	5,693

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITGlUtl3		GVITGvtBd		GVITGvtBd2		GVITGrowth
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$213,186	44,355	15,148,679	30,429,642	264,129	643,894	(807,533)	(687,623)
Realized gain (loss) on investments	1,539,770	443,015	(1,787,914)	(723,319)	(139,176)	(212,731)	1,467,806	(2,856,885)
Change in unrealized gain (loss) on investments	(3,808,585)	1,877,480	(2,066,694)	(30,035,683)	42,161	(618,705)	3,448,825	9,359,622
Reinvested capital gains	3,230,307	820,589	1,102,797	14,599,981	30,292	385,879	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,174,678	3,185,439	12,396,868	14,270,621	197,406	198,337	4,109,098	5,815,114

Equity transactions:
Purchase payments received from contract owners (note 3)	734,445	399,115	11,038,692	21,014,695	344,562	601,007	2,029,520	2,863,333
Transfers between funds	3,658,227	14,719,238	(13,847,680)	(104,550,935)	(107,854)	(2,801,864)	(5,126,252)	(6,350,932)
Redemptions (note 3)	(2,682,154)	(1,529,293)	(82,361,264)	(81,464,065)	(2,243,986)	(1,346,191)	(11,976,586)	(9,878,593)
Annuity benefits	–	–	(228,572)	(209,373)	(18,385)	–	(24,680)	(21,544)
Annual contract maintenance charges (note 2)	(100)	(55)	(8,954)	(10,132)	–	–	(6,983)	(7,775)
Contingent deferred sales charges (note 2)	(24,270)	(13,801)	(1,100,408)	(1,209,234)	(38,497)	(13,269)	(142,591)	(195,725)
Adjustments to maintain reserves	7,017	2,523	28,563	76,300	(891)	(32)	3,957	8,047

Net equity transactions	1,693,165	13,577,727	(86,479,623)	(166,352,744)	(2,065,051)	(3,560,349)	(15,243,615)	(13,583,189)

Net change in contract owners’ equity	2,867,843	16,763,166	(74,082,755)	(152,082,123)	(1,867,645)	(3,362,012)	(11,134,517)	(7,768,075)
Contract owners’ equity beginning of period	19,709,923	2,946,757	652,157,274	804,239,397	17,636,604	20,998,616	88,669,295	96,437,370

Contract owners’ equity end of period	$22,577,766	19,709,923	578,074,519	652,157,274	15,768,959	17,636,604	77,534,778	88,669,295

CHANGES IN UNITS:
Beginning units	1,576,428	303,185	48,795,618	61,425,031	1,628,935	1,961,425	12,847,793	14,947,044

Units purchased	1,312,585	1,674,415	6,637,077	7,199,619	80,998	108,515	1,097,251	937,534
Units redeemed	(1,169,591)	(401,172)	(13,031,601)	(19,829,032)	(276,443)	(441,005)	(3,263,966)	(3,036,785)

Ending units	1,719,422	1,576,428	42,401,094	48,795,618	1,433,490	1,628,935	10,681,078	12,847,793

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITIDAgg2		GVITIDCon2		GVITIDMod2		GVITIDModAg2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$395,899	165,330	1,598,223	1,112,125	4,255,028	2,602,074	1,803,715	864,418
Realized gain (loss) on investments	2,469,039	4,358,635	1,227,706	1,713,591	4,655,048	922,739	7,178,510	1,950,606
Change in unrealized gain (loss) on investments	346,332	662,003	(3,087,471)	(367,739)	1,139,778	24,203,003	(235,106)	14,023,854
Reinvested capital gains	1,433,370	1,361,989	2,362,226	1,103,556	7,483,502	2,049,052	5,069,317	2,757,866

Net increase (decrease) in contract owners’ equity resulting from operations	4,644,640	6,547,957	2,100,684	3,561,533	17,533,356	29,776,868	13,816,436	19,596,744

Equity transactions:
Purchase payments received from contract owners (note 3)	4,002,520	7,159,783	3,758,724	8,480,442	22,779,593	39,381,882	14,202,568	23,052,929
Transfers between funds	5,462,880	13,190,154	5,656,161	2,014,461	36,382,392	63,626,504	31,508,114	41,057,087
Redemptions (note 3)	(4,400,569)	(4,493,548)	(13,087,490)	(15,298,474)	(38,214,943)	(27,318,841)	(21,347,069)	(12,430,698)
Annuity benefits	(68,987)	(60,645)	(165,870)	(142,648)	(521,693)	(376,987)	(182,109)	(136,164)
Annual contract maintenance charges (note 2)	(4,859)	(1,838)	(1,583)	(1,311)	(10,169)	(5,628)	(11,517)	(5,279)
Contingent deferred sales charges (note 2)	(88,561)	(76,106)	(188,336)	(445,238)	(598,945)	(513,282)	(338,002)	(230,530)
Adjustments to maintain reserves	6,843	19,301	5,988	50,539	56,763	123,734	31,877	9,648

Net equity transactions	4,909,267	15,737,101	(4,022,406)	(5,342,229)	19,872,998	74,917,382	23,863,862	51,316,993

Net change in contract owners’ equity	9,553,907	22,285,058	(1,921,722)	(1,780,696)	37,406,354	104,694,250	37,680,298	70,913,737
Contract owners’ equity beginning of period	67,098,458	44,813,400	110,241,667	112,022,363	419,578,382	314,884,132	219,980,802	149,067,065

Contract owners’ equity end of period	$76,652,365	67,098,458	108,319,945	110,241,667	456,984,736	419,578,382	257,661,100	219,980,802

CHANGES IN UNITS:
Beginning units	5,429,388	4,049,277	10,005,688	10,506,818	35,448,745	28,925,404	18,307,486	13,776,564

Units purchased	2,188,672	3,972,928	2,761,045	4,050,388	8,286,432	12,791,365	6,348,837	8,230,408
Units redeemed	(1,778,356)	(2,592,817)	(3,153,383)	(4,551,518)	(6,692,162)	(6,268,024)	(4,448,245)	(3,699,486)

Ending units	5,839,704	5,429,388	9,613,350	10,005,688	37,043,015	35,448,745	20,208,078	18,307,486

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITIDModCon2		GVITIntGro		GVITIntGro3		GVITJPBal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$2,309,549	1,526,152	(2,644)	(4,560)	(24,416)	(7,722)	1,171,254	1,184,110
Realized gain (loss) on investments	4,688,914	1,376,898	58,282	15,917	911,771	376,574	(923,120)	(2,684,232)
Change in unrealized gain (loss) on investments	(4,379,564)	5,686,325	248,739	121,161	3,066,029	406,911	1,586,345	12,346,423
Reinvested capital gains	3,285,996	1,174,724	2,954	–	54,445	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,904,895	9,764,099	307,331	132,518	4,007,829	775,763	1,834,479	10,846,301

Equity transactions:
Purchase payments received from contract owners (note 3)	7,730,933	14,422,163	5,106	1,554	604,645	411,067	3,256,500	5,361,041
Transfers between funds	9,761,600	15,056,868	(40,124)	(140,692)	13,227,118	2,339,828	(3,188,378)	21,238
Redemptions (note 3)	(20,237,708)	(14,287,673)	(130,197)	(72,793)	(1,182,432)	(299,541)	(18,774,334)	(14,972,126)
Annuity benefits	(152,751)	(93,097)	(2,372)	(2,556)	–	–	(31,120)	(30,794)
Annual contract maintenance charges (note 2)	(3,117)	(1,953)	(72)	(64)	(143)	(72)	(1,785)	(1,775)
Contingent deferred sales charges (note 2)	(318,810)	(256,366)	(1,939)	(1,122)	(22,820)	(5,871)	(204,932)	(246,794)
Adjustments to maintain reserves	14,809	24,772	184	504	4,153	1,840	4,570	26,468

Net equity transactions	(3,205,044)	14,864,714	(169,414)	(215,169)	12,630,521	2,447,251	(18,939,479)	(9,842,742)

Net change in contract owners’ equity	2,699,851	24,628,813	137,917	(82,651)	16,638,350	3,223,014	(17,105,000)	1,003,559
Contract owners’ equity beginning of period	180,641,874	156,013,061	1,162,633	1,245,284	7,803,470	4,580,456	158,667,595	157,664,036

Contract owners’ equity end of period	$183,341,725	180,641,874	1,300,550	1,162,633	24,441,820	7,803,470	141,562,595	158,667,595

CHANGES IN UNITS:
Beginning units	15,686,074	14,393,258	158,756	187,653	665,501	441,368	14,529,688	15,489,907

Units purchased	4,053,452	4,827,758	6,055	7,119	1,340,732	413,234	1,130,976	2,222,234
Units redeemed	(4,332,877)	(3,534,942)	(26,613)	(36,016)	(384,301)	(189,101)	(2,862,466)	(3,182,453)

Ending units	15,406,649	15,686,074	138,198	158,756	1,621,932	665,501	12,798,198	14,529,688

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITMdCpGr		GVITMyMkt		GVITNWFund		GVITNWFund2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(1,118,809)	(1,125,786)	8,078,183	(2,942,981)	(798,842)	724,341	(30,075)	(20,954)
Realized gain (loss) on investments	6,892,104	4,745,583	–	–	(50,408,674)	(50,823,057)	113,027	67,372
Change in unrealized gain (loss) on investments	1,310,055	8,316,015	–	–	74,663,114	84,255,029	23,125	126,511
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	7,083,350	11,935,812	8,078,183	(2,942,981)	23,455,598	34,156,313	106,077	172,929

Equity transactions:
Purchase payments received from contract owners (note 3)	2,293,646	3,554,790	49,201,578	70,577,724	5,838,384	8,881,218	16,452	52,326
Transfers between funds	(3,105,796)	(8,456,586)	100,586,004	(45,376,194)	(21,540,016)	(21,296,475)	(171,447)	(17,628)
Redemptions (note 3)	(9,733,669)	(6,853,047)	(172,023,515)	(176,705,391)	(54,499,787)	(40,093,874)	(199,302)	(185,536)
Annuity benefits	(13,462)	(8,964)	(468,962)	(446,522)	(126,440)	(118,362)	–	–
Annual contract maintenance charges (note 2)	(3,729)	(4,076)	(7,048)	(7,935)	(17,748)	(19,230)	–	–
Contingent deferred sales charges (note 2)	(157,401)	(148,448)	(2,180,857)	(2,888,827)	(617,048)	(722,891)	(3,099)	(5,833)
Adjustments to maintain reserves	21,052	4,507	(28,876)	(47,028)	23,314	59,839	(170)	(139)

Net equity transactions	(10,699,359)	(11,911,824)	(24,921,676)	(154,894,173)	(70,939,341)	(53,309,775)	(357,566)	(156,810)

Net change in contract owners’ equity	(3,616,009)	23,988	(16,843,493)	(157,837,154)	(47,483,743)	(19,153,462)	(251,489)	16,119
Contract owners’ equity beginning of period	97,034,687	97,010,699	536,134,129	693,971,283	429,137,595	448,291,057	2,461,950	2,445,831

Contract owners’ equity end of period	$93,418,678	97,034,687	519,290,636	536,134,129	381,653,852	429,137,595	2,210,461	2,461,950

CHANGES IN UNITS:
Beginning units	7,830,003	8,921,111	47,255,568	61,044,850	35,853,013	40,667,472	228,367	243,662

Units purchased	1,667,093	1,564,605	62,955,670	81,586,088	803,595	1,489,367	5,757	10,410
Units redeemed	(2,555,412)	(2,655,713)	(65,147,285)	(95,375,370)	(6,660,604)	(6,303,826)	(38,380)	(25,705)

Ending units	6,941,684	7,830,003	45,063,953	47,255,568	29,996,004	35,853,013	195,744	228,367

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITLead		GVITLead3		GVITNStrVal		GVITSmCapGr
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(2)	(30)	5,283	(48,450)	–	(45,730)	(1,147,643)	(1,197,364)
Realized gain (loss) on investments	54	893	1,265,146	458,719	–	1,417,464	6,576,603	5,834,626
Change in unrealized gain (loss) on investments	(280)	(366)	(2,080,340)	422,065	–	(479,313)	(181,122)	6,141,078
Reinvested capital gains	547	53	1,990,445	94,639	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	319	550	1,180,534	926,973	–	892,421	5,247,838	10,778,340

Equity transactions:
Purchase payments received from contract owners (note 3)	–	12	596,151	417,466	–	51,066	2,199,393	3,468,698
Transfers between funds	–	–	7,102,473	(263,140)	–	(13,650,598)	(5,932,574)	(9,284,597)
Redemptions (note 3)	–	–	(1,655,845)	(486,117)	–	(481,244)	(8,766,370)	(7,190,753)
Annuity benefits	(339)	(300)	–	–	–	(515)	(13,672)	(12,420)
Annual contract maintenance charges (note 2)	–	–	(137)	(99)	–	(109)	(1,944)	(2,080)
Contingent deferred sales charges (note 2)	–	–	(16,544)	(11,152)	–	(11,873)	(149,061)	(166,562)
Adjustments to maintain reserves	27	27	2,580	1,237	–	(17,033)	13,041	25,065

Net equity transactions	(312)	(261)	6,028,678	(341,805)	–	(14,110,306)	(12,651,187)	(13,162,649)

Net change in contract owners’ equity	7	289	7,209,212	585,168	–	(13,217,885)	(7,403,349)	(2,384,309)
Contract owners’ equity beginning of period	3,786	3,497	6,878,568	6,293,400	–	13,217,885	100,321,255	102,705,564

Contract owners’ equity end of period	$3,793	3,786	14,087,780	6,878,568	–	–	92,917,906	100,321,255

CHANGES IN UNITS:
Beginning units	311	337	517,620	555,773	–	1,255,626	6,907,587	7,921,776

Units purchased	–	1	887,467	219,515	–	164,086	3,424,076	4,495,693
Units redeemed	(25)	(27)	(430,566)	(257,668)	–	(1,419,712)	(4,337,771)	(5,509,882)

Ending units	286	311	974,521	517,620	–	–	5,993,892	6,907,587

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITSmCapGr2		GVITSmCapVal		GVITSmCapVal2		GVITSmComp
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(35,375)	(35,177)	(4,811,958)	(5,296,159)	(61,135)	(56,655)	(4,037,758)	(3,731,101)
Realized gain (loss) on investments	126,646	50,224	31,855,620	8,374,886	245,101	141,195	12,721,833	4,875,589
Change in unrealized gain (loss) on investments	13,371	198,201	(67,866,216)	28,054,550	(552,033)	119,231	(14,486,382)	11,696,543
Reinvested capital gains	–	–	46,305,524	32,764,430	393,549	252,212	41,596,121	39,197,787

Net increase (decrease) in contract owners’ equity resulting from operations	104,642	213,248	5,482,970	63,897,707	25,482	455,983	35,793,814	52,038,818

Equity transactions:
Purchase payments received from contract owners (note 3)	25,237	49,725	8,793,697	13,762,552	63,864	208,217	7,188,490	9,549,462
Transfers between funds	(115,129)	42,846	(44,012,820)	(10,936,552)	12,016	235,689	(3,987,407)	(962,791)
Redemptions (note 3)	(160,399)	(90,975)	(46,316,607)	(32,793,677)	(346,043)	(237,162)	(35,937,652)	(22,066,024)
Annuity benefits	(31)	–	(95,561)	(75,031)	(74)	–	(71,339)	(49,451)
Annual contract maintenance charges (note 2)	–	–	(8,419)	(8,449)	–	–	(5,962)	(5,485)
Contingent deferred sales charges (note 2)	(6,413)	(1,121)	(626,144)	(660,734)	(11,215)	(3,431)	(409,430)	(450,386)
Adjustments to maintain reserves	(169)	7	49,333	149,811	(181)	(7)	66,609	63,429

Net equity transactions	(256,904)	482	(82,216,521)	(30,562,080)	(281,633)	203,306	(33,156,691)	(13,921,246)

Net change in contract owners’ equity	(152,262)	213,730	(76,733,551)	33,335,627	(256,151)	659,289	2,637,123	38,117,572
Contract owners’ equity beginning of period	2,160,538	1,946,808	471,801,725	438,466,098	3,616,650	2,957,361	349,369,270	311,251,698

Contract owners’ equity end of period	$2,008,276	2,160,538	395,068,174	471,801,725	3,360,499	3,616,650	352,006,393	349,369,270

CHANGES IN UNITS:
Beginning units	205,976	206,299	18,902,563	20,424,000	288,728	271,345	17,198,697	18,060,444

Units purchased	7,451	19,048	2,141,686	5,346,475	30,981	55,744	2,071,049	3,016,183
Units redeemed	(32,672)	(19,371)	(5,565,225)	(6,867,912)	(54,108)	(38,361)	(3,701,051)	(3,877,930)

Ending units	180,755	205,976	15,479,024	18,902,563	265,601	288,728	15,568,695	17,198,697

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITSmComp2		GVITTGroFoc		GVITTGroFoc3		GVITUSGro
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(87,852)	(81,559)	–	(6,075)	–	(17,885)	(3,354)	(1,813)
Realized gain (loss) on investments	217,671	128,393	–	10,804	–	824,800	1,070	207
Change in unrealized gain (loss) on investments	(280,666)	99,639	–	40,560	–	(698,770)	(19,001)	24,308
Reinvested capital gains	597,145	556,124	–	–	–	–	48,816	4,275

Net increase (decrease) in contract owners’ equity resulting from operations	446,298	702,597	–	45,289	–	108,145	27,531	26,977

Equity transactions:
Purchase payments received from contract owners (note 3)	49,430	151,979	–	929	–	65,517	36,819	135,840
Transfers between funds	(119,408)	41,172	–	(1,783,116)	–	(4,732,487)	27,992	(1,340)
Redemptions (note 3)	(201,397)	(236,544)	–	(38,170)	–	(698,896)	(8,605)	(6,201)
Annuity benefits	–	–	–	(105)	–	–	(8,784)	(5,318)
Annual contract maintenance charges (note 2)	–	–	–	(39)	–	(6)	–	–
Contingent deferred sales charges (note 2)	(3,718)	(2,883)	–	(104)	–	(1,108)	–	–
Adjustments to maintain reserves	(234)	(17)	–	134	–	4,775	(1,122)	171

Net equity transactions	(275,327)	(46,293)	–	(1,820,471)	–	(5,362,205)	46,300	123,152

Net change in contract owners’ equity	170,971	656,304	–	(1,775,182)	–	(5,254,060)	73,831	150,129
Contract owners’ equity beginning of period	4,856,465	4,200,161	–	1,775,182	–	5,254,060	242,559	92,430

Contract owners’ equity end of period	$5,027,436	4,856,465	–	–	–	–	316,390	242,559

CHANGES IN UNITS:
Beginning units	386,685	389,998	–	559,208	–	471,588	17,830	575

Units purchased	28,811	32,321	–	1,250	–	57,527	4,343	18,797
Units redeemed	(51,462)	(35,634)	–	(560,458)	–	(529,115)	(758)	(1,542)

Ending units	364,034	386,685	–	–	–	–	21,415	17,830

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITUSGro3		GVITMltSec		GVITVal		GVITWLead
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(301,180)	(355,018)	4,716,919	6,418,209	344,871	132,644	(33,858)	(241,674)
Realized gain (loss) on investments	741,018	3,761,429	1,668,490	1,221,234	8,949,619	1,256,200	1,739,352	1,060,626
Change in unrealized gain (loss) on investments	(2,355,468)	(2,494,228)	(5,724,560)	1,131,198	(9,054,017)	10,555,909	1,893,743	2,083,599
Reinvested capital gains	4,361,751	1,288,130	937,364	–	2,244,050	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,446,121	2,200,313	1,598,213	8,770,641	2,484,523	11,944,753	3,599,237	2,902,551

Equity transactions:
Purchase payments received from contract owners (note 3)	917,921	1,214,648	3,358,554	5,116,193	3,219,463	3,781,813	63,910	56,954
Transfers between funds	3,015,688	(18,858,639)	12,237,080	10,054,513	(2,929,021)	35,009,986	(955,229)	(1,519,791)
Redemptions (note 3)	(2,997,084)	(2,714,884)	(22,351,293)	(15,667,410)	(12,008,148)	(6,327,542)	(3,018,322)	(1,654,657)
Annuity benefits	–	–	(71,626)	(43,728)	(43,525)	(30,698)	(1,933)	(769)
Annual contract maintenance charges (note 2)	(264)	(279)	(1,113)	(1,011)	(1,617)	(1,279)	(458)	(528)
Contingent deferred sales charges (note 2)	(49,341)	(44,535)	(240,067)	(215,958)	(142,753)	(112,208)	(19,577)	(27,736)
Adjustments to maintain reserves	2,479	18,442	16,095	23,360	9,946	18,796	7,237	(2,038)

Net equity transactions	889,399	(20,385,247)	(7,052,370)	(734,041)	(11,895,655)	32,338,868	(3,924,372)	(3,148,565)

Net change in contract owners’ equity	3,335,520	(18,184,934)	(5,454,157)	8,036,600	(9,411,132)	44,283,621	(325,135)	(246,014)
Contract owners’ equity beginning of period	24,247,683	42,432,617	178,233,714	170,197,114	98,528,697	54,245,076	22,838,530	23,084,544

Contract owners’ equity end of period	$27,583,203	24,247,683	172,779,557	178,233,714	89,117,565	98,528,697	22,513,395	22,838,530

CHANGES IN UNITS:
Beginning units	1,936,359	3,766,233	12,983,235	13,033,009	8,373,849	5,371,018	1,993,649	2,305,470

Units purchased	847,366	874,042	2,690,902	3,023,367	2,635,989	4,532,752	4,311	6,274
Units redeemed	(791,920)	(2,703,916)	(3,215,961)	(3,073,141)	(3,660,131)	(1,529,921)	(332,090)	(318,095)

Ending units	1,991,805	1,936,359	12,458,176	12,983,235	7,349,707	8,373,849	1,665,870	1,993,649

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITWLead3		JanBal		JanForty		JanGlTechS2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(34,299)	(88,768)	664	816	(2,938,610)	(2,851,473)	(238,255)	(246,891)
Realized gain (loss) on investments	334,680	577,390	572	120	8,729,229	(3,546,961)	1,473,983	1,033,389
Change in unrealized gain (loss) on investments	1,287,518	347,183	3,768	4,072	19,042,312	41,588,779	490,507	(891,531)
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,587,899	835,805	5,004	5,008	24,832,931	35,190,345	1,726,235	(105,033)

Equity transactions:
Purchase payments received from contract owners (note 3)	650,596	453,866	–	71,819	4,361,254	5,874,090	1,515,743	2,727,813
Transfers between funds	4,706,545	332,698	–	–	(7,787,882)	(19,154,285)	(1,583,584)	(1,151,987)
Redemptions (note 3)	(1,028,498)	(492,617)	(1,946)	(4)	(25,699,960)	(18,060,005)	(2,127,928)	(2,364,985)
Annuity benefits	(3,465)	(3,256)	(6,206)	(6,132)	(28,564)	(27,605)	–	–
Annual contract maintenance charges (note 2)	(103)	(71)	–	–	(5,321)	(5,734)	(675)	(721)
Contingent deferred sales charges (note 2)	(6,687)	(8,652)	–	–	(448,248)	(458,160)	(35,856)	(40,814)
Adjustments to maintain reserves	3,536	3,852	58	(1,904)	58,840	74,352	(339)	8,521

Net equity transactions	4,321,924	285,820	(8,094)	63,779	(29,549,881)	(31,757,347)	(2,232,639)	(822,173)

Net change in contract owners’ equity	5,909,823	1,121,625	(3,090)	68,787	(4,716,950)	3,432,998	(506,404)	(927,206)
Contract owners’ equity beginning of period	6,974,583	5,852,958	86,775	17,988	240,772,036	237,339,038	20,914,190	21,841,396

Contract owners’ equity end of period	$12,884,406	6,974,583	83,685	86,775	236,055,086	240,772,036	20,407,786	20,914,190

CHANGES IN UNITS:
Beginning units	448,762	430,617	7,867	1,744	29,018,242	33,279,122	2,038,707	2,119,951

Units purchased	411,110	295,061	–	6,605	2,804,955	3,177,406	505,869	776,354
Units redeemed	(156,000)	(276,916)	(731)	(482)	(6,237,345)	(7,438,286)	(734,954)	(857,598)

Ending units	703,872	448,762	7,136	7,867	25,585,852	29,018,242	1,809,622	2,038,707

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	JanGlTech		JanIntGroS2		JanIntGro		JanRMgCore
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(563,327)	(682,897)	(47,908)	(217,729)	(219,318)	(498,579)	17,986	20,182
Realized gain (loss) on investments	(1,503,078)	(1,636,392)	3,147,889	517,773	5,092,102	1,234,971	209,290	125,805
Change in unrealized gain (loss) on investments	6,162,835	1,354,607	15,460,030	7,898,311	27,983,925	18,090,627	(575,573)	53,515
Reinvested capital gains	–	–	–	–	–	–	838,405	299,482

Net increase (decrease) in contract owners’ equity resulting from operations	4,096,430	(964,682)	18,560,011	8,198,355	32,856,709	18,827,019	490,108	498,984

Equity transactions:
Purchase payments received from contract owners (note 3)	198,776	151,159	3,513,732	5,207,105	584,400	464,851	81,843	86,604
Transfers between funds	(5,057,231)	(7,240,968)	12,248,354	(557,903)	(8,910,238)	(13,050,395)	197,903	3,469,639
Redemptions (note 3)	(4,631,348)	(4,112,826)	(8,047,755)	(4,435,220)	(12,409,924)	(9,337,498)	(957,755)	(151,960)
Annuity benefits	(4,489)	(6,831)	(12,311)	(2,834)	(23,252)	(21,612)	–	–
Annual contract maintenance charges (note 2)	(2,320)	(2,740)	(1,336)	(1,232)	(4,642)	(4,797)	–	–
Contingent deferred sales charges (note 2)	(103,645)	(125,875)	(135,901)	(72,610)	(241,371)	(249,914)	(1,483)	(2,971)
Adjustments to maintain reserves	4,850	14,793	20,369	44,333	44,585	48,327	643	647

Net equity transactions	(9,595,407)	(11,323,288)	7,585,152	181,639	(20,960,442)	(22,151,038)	(678,849)	3,401,959

Net change in contract owners’ equity	(5,498,977)	(12,287,970)	26,145,163	8,379,994	11,896,267	(3,324,019)	(188,741)	3,900,943
Contract owners’ equity beginning of period	51,462,715	63,750,685	59,673,204	51,293,210	123,202,154	126,526,173	5,037,861	1,136,918

Contract owners’ equity end of period	$45,963,738	51,462,715	85,818,367	59,673,204	135,098,421	123,202,154	4,849,120	5,037,861

CHANGES IN UNITS:
Beginning units	15,268,291	18,787,902	4,947,582	4,987,992	14,665,587	17,681,761	355,509	93,176

Units purchased	34,700	56,611	2,230,142	1,649,941	76,781	89,590	227,060	441,234
Units redeemed	(2,925,662)	(3,576,222)	(1,720,700)	(1,690,351)	(2,404,328)	(3,105,764)	(270,244)	(178,901)

Ending units	12,377,329	15,268,291	5,457,024	4,947,582	12,338,040	14,665,587	312,325	355,509

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	JPMSTMidCap		MFSInvGrStS		MFSMidCapGrS		MFSNewDiscS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(528,720)	(58,806)	(2,918)	(785)	(70,893)	(78,317)	(31,285)	(36,155)
Realized gain (loss) on investments	1,520,723	(18,797)	6,321	(133)	330,278	113,330	142,779	95,871
Change in unrealized gain (loss) on investments	2,396,467	1,655,096	5,596	21,049	(260,200)	472,152	(82,373)	32,519
Reinvested capital gains	629,978	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	4,018,448	1,577,493	8,999	20,131	(815)	507,165	29,121	92,235

Equity transactions:
Purchase payments received from contract owners (note 3)	2,351,631	275,485	80,432	206,006	49,498	110,769	24,297	67,180
Transfers between funds	36,809,074	23,012,172	(9,672)	2,000	(707,512)	90,140	(158,967)	(36,958)
Redemptions (note 3)	(4,603,004)	(326,417)	(8,470)	(5,919)	(237,984)	(235,877)	(235,920)	(78,198)
Annuity benefits	(1,133)	–	(7,651)	(1,827)	–	–	–	–
Annual contract maintenance charges (note 2)	(401)	(7)	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(62,015)	(4,889)	–	–	(5,750)	(1,535)	(3,981)	(410)
Adjustments to maintain reserves	5,642	562	371	12	(252)	(118)	(150)	(84)

Net equity transactions	34,499,794	22,956,906	55,010	200,272	(902,000)	(36,621)	(374,721)	(48,470)

Net change in contract owners’ equity	38,518,242	24,534,399	64,009	220,403	(902,815)	470,544	(345,600)	43,765
Contract owners’ equity beginning of period	24,534,399	–	220,403	–	4,537,608	4,067,064	2,048,276	2,004,511

Contract owners’ equity end of period	$63,052,641	24,534,399	284,412	220,403	3,634,793	4,537,608	1,702,676	2,048,276

CHANGES IN UNITS:
Beginning units	2,153,173	–	20,161	–	425,670	428,276	201,354	205,441

Units purchased	4,926,724	2,471,342	6,388	20,885	11,751	29,261	14,719	39,901
Units redeemed	(1,953,644)	(318,169)	(1,248)	(724)	(99,746)	(31,867)	(53,789)	(43,988)

Ending units	5,126,253	2,153,173	25,301	20,161	337,675	425,670	162,284	201,354

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	MFSValS		NBAMTFasc		NBAMTFocus		NBAMTGuard
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(43,521)	(48,744)	(30,307)	(30,786)	(17,140)	(18,835)	(1,142,710)	(1,173,309)
Realized gain (loss) on investments	124,596	135,047	100,823	34,644	73,858	79,821	2,944,887	(114,528)
Change in unrealized gain (loss) on investments	(2,268)	282,957	(64,288)	155,318	(91,376)	(127,500)	5,453,171	15,968,141
Reinvested capital gains	87,601	52,821	7,930	5,333	15,779	99,055	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	166,408	422,081	14,158	164,509	(18,879)	32,541	7,255,348	14,680,304

Equity transactions:
Purchase payments received from contract owners (note 3)	104,032	210,944	21,252	176,201	2,186	27,472	1,723,886	3,068,774
Transfers between funds	(74,857)	18,710	(159,203)	(5,576)	(68,712)	(43,113)	(3,774,897)	(6,330,487)
Redemptions (note 3)	(163,046)	(166,541)	(75,625)	(63,759)	(59,322)	(28,336)	(11,991,355)	(8,210,664)
Annuity benefits	(4,940)	(651)	(5,859)	(1,757)	–	–	(13,410)	(11,484)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	(1,902)	(2,164)
Contingent deferred sales charges (note 2)	(924)	(491)	(1,735)	(1,032)	(2,188)	(59)	(127,159)	(137,157)
Adjustments to maintain reserves	1	(642)	(55)	(4)	(84)	(97)	12,631	40,213

Net equity transactions	(139,734)	61,329	(221,225)	104,073	(128,120)	(44,133)	(14,172,206)	(11,582,969)

Net change in contract owners’ equity	26,674	483,410	(207,067)	268,582	(146,999)	(11,592)	(6,916,858)	3,097,335
Contract owners’ equity beginning of period	3,843,710	3,360,300	1,847,214	1,578,632	963,014	974,606	114,914,068	111,816,733

Contract owners’ equity end of period	$3,870,384	3,843,710	1,640,147	1,847,214	816,015	963,014	107,997,210	114,914,068

CHANGES IN UNITS:
Beginning units	326,744	330,815	134,690	131,193	45,622	48,070	7,395,161	8,232,006

Units purchased	19,892	54,620	4,741	12,976	2,572	6,297	1,009,653	882,944
Units redeemed	(35,213)	(58,691)	(21,494)	(9,479)	(8,691)	(8,745)	(1,893,188)	(1,719,789)

Ending units	311,423	326,744	117,937	134,690	39,503	45,622	6,511,626	7,395,161

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	NBAMTInt		NBAMTLMat		NBAMTMCGr		NBAMTPart
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(16)	–	754,317	1,114,598	(2,124,023)	(2,129,247)	(181,174)	(1,308,728)
Realized gain (loss) on investments	(16)	–	(443,205)	(529,868)	11,616,531	6,307,212	10,671,828	5,075,049
Change in unrealized gain (loss) on investments	453	–	(202,756)	(756,423)	10,653,128	20,194,414	12,979,499	15,533,878
Reinvested capital gains	46	–	–	–	–	–	37,014	–

Net increase (decrease) in contract owners’ equity resulting from operations	467	–	108,356	(171,693)	20,145,636	24,372,379	23,507,167	19,300,199

Equity transactions:
Purchase payments received from contract owners (note 3)	5,611	–	1,708,951	2,577,878	3,363,858	5,372,061	3,228,840	2,771,064
Transfers between funds	4,031	–	8,427,642	19,892,443	(11,400,094)	(7,646,320)	45,410,711	6,548,823
Redemptions (note 3)	–	–	(4,978,242)	(4,067,790)	(19,317,815)	(12,556,375)	(21,596,536)	(10,717,617)
Annuity benefits	(657)	–	(15,445)	(7,105)	(29,708)	(25,908)	(39,405)	(9,054)
Annual contract maintenance charges (note 2)	–	–	(267)	(134)	(4,798)	(5,182)	(1,694)	(1,480)
Contingent deferred sales charges (note 2)	–	–	(49,424)	(63,004)	(276,137)	(282,005)	(181,404)	(159,039)
Adjustments to maintain reserves	10	–	(5,828)	27,045	30,089	79,811	27,101	7,851

Net equity transactions	8,995	–	5,087,387	18,359,333	(27,634,605)	(15,063,918)	26,847,613	(1,559,452)

Net change in contract owners’ equity	9,462	–	5,195,743	18,187,640	(7,488,969)	9,308,461	50,354,780	17,740,747
Contract owners’ equity beginning of period	–	–	41,895,369	23,707,729	187,094,473	177,786,012	130,458,063	112,717,316

Contract owners’ equity end of period	$9,462	–	47,091,112	41,895,369	179,605,504	187,094,473	180,812,843	130,458,063

CHANGES IN UNITS:
Beginning units	–	–	4,141,923	2,341,639	12,187,318	13,310,419	9,929,548	10,120,850

Units purchased	864	–	2,205,394	3,968,300	1,002,074	2,106,852	6,120,675	2,312,350
Units redeemed	(52)	–	(1,716,854)	(2,168,016)	(2,768,460)	(3,229,953)	(4,292,469)	(2,503,652)

Ending units	812	–	4,630,463	4,141,923	10,420,932	12,187,318	11,757,754	9,929,548

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	NBAMTRegS		NBAMSocRes		OppAggGro		OppCapAp
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(418)	–	(38,888)	(5,003)	(2,463,322)	(2,399,771)	(1,120,747)	(4,185,068)
Realized gain (loss) on investments	21	–	180,533	21,891	11,420,729	461,784	(4,190,384)	(5,533,601)
Change in unrealized gain (loss) on investments	3,643	–	101,665	102,288	12,487,368	36,144,442	20,602,485	35,498,301
Reinvested capital gains	–	–	12,950	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,246	–	256,260	119,176	21,444,775	34,206,455	15,291,354	25,779,632

Equity transactions:
Purchase payments received from contract owners (note 3)	100,466	–	230,309	50,377	5,357,576	7,237,350	10,215,896	16,529,768
Transfers between funds	–	–	3,168,110	1,328,854	(1,997,345)	(11,461,608)	(32,430,367)	3,000,455
Redemptions (note 3)	–	–	(277,960)	(45,825)	(21,189,721)	(15,939,777)	(47,372,045)	(35,851,967)
Annuity benefits	(2,335)	–	(3,819)	(295)	(18,939)	(12,953)	(122,134)	(110,100)
Annual contract maintenance charges (note 2)	–	–	(46)	–	(14,341)	(15,096)	(13,706)	(14,401)
Contingent deferred sales charges (note 2)	–	–	(4,578)	(7)	(370,057)	(381,592)	(775,397)	(750,380)
Adjustments to maintain reserves	2	–	246	52	35,332	33,153	18,823	156,437

Net equity transactions	98,133	–	3,112,262	1,333,156	(18,197,495)	(20,540,523)	(70,478,930)	(17,040,188)

Net change in contract owners’ equity	101,379	–	3,368,522	1,452,332	3,247,280	13,665,932	(55,187,576)	8,739,444
Contract owners’ equity beginning of period	–	–	1,452,332	–	215,668,782	202,002,850	484,451,741	475,712,297

Contract owners’ equity end of period	$101,379	–	4,820,854	1,452,332	218,916,062	215,668,782	429,264,165	484,451,741

CHANGES IN UNITS:
Beginning units	–	–	119,039	–	16,225,604	18,042,331	32,989,279	34,255,234

Units purchased	8,972	–	505,672	165,515	2,311,358	2,604,965	2,230,176	5,009,767
Units redeemed	(199)	–	(244,611)	(46,476)	(3,757,396)	(4,421,692)	(7,139,070)	(6,275,722)

Ending units	8,773	–	380,100	119,039	14,779,566	16,225,604	28,080,385	32,989,279

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	OppCapApS		OppGlSec3		OppGlSec		OppGlSecS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(73,773)	(117,586)	(513,576)	(180,947)	(355,095)	85,169	(64,722)	(45,487)
Realized gain (loss) on investments	351,546	119,197	6,367,201	1,227,189	13,229,391	12,228,555	380,456	319,726
Change in unrealized gain (loss) on investments	(87,672)	340,724	19,712,717	23,634,362	8,903,892	17,606,234	432,360	760,399
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	190,101	342,335	25,566,342	24,680,604	21,778,188	29,919,958	748,094	1,034,638

Equity transactions:
Purchase payments received from contract owners (note 3)	102,067	233,537	10,414,212	13,572,257	329,513	396,790	–	(123)
Transfers between funds	(337,335)	225,540	21,549,648	47,384,421	(12,328,710)	(20,145,163)	(517,177)	(737,550)
Redemptions (note 3)	(591,780)	(359,710)	(15,593,265)	(8,800,882)	(14,916,734)	(10,850,551)	(325,818)	(254,714)
Annuity benefits	(475)	–	(31,768)	(1,827)	(61,477)	(50,777)	–	–
Annual contract maintenance charges (note 2)	–	–	(2,316)	(1,180)	(1,956)	(2,070)	–	–
Contingent deferred sales charges (note 2)	(16,767)	(3,102)	(184,804)	(151,660)	(224,428)	(187,885)	(5,199)	(2,866)
Adjustments to maintain reserves	(321)	(31)	22,757	52,675	32,424	54,052	(396)	55

Net equity transactions	(844,611)	96,234	16,174,464	52,053,804	(27,171,368)	(30,785,604)	(848,590)	(995,198)

Net change in contract owners’ equity	(654,510)	438,569	41,740,806	76,734,408	(5,393,180)	(865,646)	(100,496)	39,440
Contract owners’ equity beginning of period	7,717,903	7,279,334	179,074,537	102,340,129	192,757,525	193,623,171	7,094,421	7,054,981

Contract owners’ equity end of period	$7,063,393	7,717,903	220,815,343	179,074,537	187,364,345	192,757,525	6,993,925	7,094,421

CHANGES IN UNITS:
Beginning units	733,839	724,583	10,678,196	7,189,189	16,374,164	19,398,205	565,069	655,617

Units purchased	35,669	72,626	3,741,543	5,562,789	91,411	172,595	–	–
Units redeemed	(118,356)	(63,370)	(2,784,812)	(2,073,782)	(2,371,984)	(3,196,636)	(67,436)	(90,548)

Ending units	651,152	733,839	11,634,927	10,678,196	14,093,591	16,374,164	497,633	565,069

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	OppHighIncS		OppMSt		OppMStS		OppMStSCapS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$11,544	(303)	610,868	(1,380,907)	(51,977)	(96,489)	(1,758)	(300)
Realized gain (loss) on investments	802	289	(8,439,207)	(10,884,815)	309,437	150,893	1,908	307
Change in unrealized gain (loss) on investments	(9,779)	4,047	23,461,069	41,647,141	59,411	576,135	10,310	7,295
Reinvested capital gains	–	–	–	–	–	–	3,923	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,567	4,033	15,632,730	29,381,419	316,871	630,539	14,383	7,302

Equity transactions:
Purchase payments received from contract owners (note 3)	52,902	106,078	6,971,780	12,888,662	59,359	348,189	106,836	42,356
Transfers between funds	139,907	100	(19,583,362)	(22,652,208)	(148,238)	217,861	11,806	–
Redemptions (note 3)	(3,153)	(1,535)	(40,054,078)	(34,652,179)	(747,858)	(478,763)	(6,735)	(1,762)
Annuity benefits	(44,069)	(6,970)	(94,290)	(63,053)	–	–	(8,205)	(1,106)
Annual contract maintenance charges (note 2)	–	–	(6,090)	(6,249)	–	–	–	–
Contingent deferred sales charges (note 2)	–	–	(597,713)	(715,118)	(20,442)	(3,483)	–	–
Adjustments to maintain reserves	399	40	45,562	74,096	(446)	88	159	6

Net equity transactions	145,986	97,713	(53,318,191)	(45,126,049)	(857,625)	83,892	103,861	39,494

Net change in contract owners’ equity	148,553	101,746	(37,685,461)	(15,744,630)	(540,754)	714,431	118,244	46,796
Contract owners’ equity beginning of period	101,746	–	384,614,055	400,358,685	9,221,380	8,506,949	49,145	2,349

Contract owners’ equity end of period	$250,299	101,746	346,928,594	384,614,055	8,680,626	9,221,380	167,389	49,145

CHANGES IN UNITS:
Beginning units	9,185	–	32,018,278	36,088,504	862,728	853,327	4,053	228

Units purchased	15,852	9,866	1,484,817	2,840,220	37,291	82,106	9,660	4,068
Units redeemed	(2,606)	(681)	(5,966,016)	(6,910,446)	(117,792)	(72,705)	(972)	(243)

Ending units	22,431	9,185	27,537,079	32,018,278	782,227	862,728	12,741	4,053

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	OppStratBdS		PVTGroInc		TRoeBlChip2		TRowEqInc2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$114,578	161,241	150	(86)	(195)	–	424	–
Realized gain (loss) on investments	73,275	67,759	238	21	(8)	–	9	–
Change in unrealized gain (loss) on investments	(156,468)	79,520	1,189	2,240	1,320	–	(4,886)	–
Reinvested capital gains	–	–	–	–	–	–	6,989	–

Net increase (decrease) in contract owners’ equity resulting from operations	31,385	308,520	1,577	2,175	1,117	–	2,536	–

Equity transactions:
Purchase payments received from contract owners (note 3)	151,015	141,025	27,380	17,876	47,161	–	242,378	–
Transfers between funds	(99,734)	(357,499)	–	–	1,950	–	67,235	–
Redemptions (note 3)	(530,042)	(324,393)	(7,338)	(1,368)	(1,229)	–	(2,737)	–
Annuity benefits	–	–	–	–	(367)	–	(2,639)	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(6,781)	(731)	–	–	–	–	–	–
Adjustments to maintain reserves	(249)	(36)	149	5	10	–	98	–

Net equity transactions	(485,791)	(541,634)	20,191	16,513	47,525	–	304,335	–

Net change in contract owners’ equity	(454,406)	(233,114)	21,768	18,688	48,642	–	306,871	–
Contract owners’ equity beginning of period	5,008,223	5,241,337	18,688	–	–	–	–	–

Contract owners’ equity end of period	$4,553,817	5,008,223	40,456	18,688	48,642	–	306,871	–

CHANGES IN UNITS:
Beginning units	398,799	444,295	1,598	–	–	–	–	–

Units purchased	29,730	29,726	2,097	1,712	4,488	–	29,650	–
Units redeemed	(68,188)	(75,222)	(366)	(114)	(137)	–	(498)	–

Ending units	360,341	398,799	3,329	1,598	4,351	–	29,152	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	TRowLtdTBd2		VEWrldEMktR1		VEWrldEMkt		VEWrldHAsR1
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$228	–	(118,202)	(43,059)	(114,348)	(204,336)	(281,921)	(59,775)
Realized gain (loss) on investments	(7)	–	2,099,086	(163,695)	3,073,873	4,897,303	2,186,475	343,743
Change in unrealized gain (loss) on investments	(66)	–	3,584,078	1,822,976	7,490,263	2,774,549	9,999,515	1,573,711
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	155	–	5,564,962	1,616,222	10,449,788	7,467,516	11,904,069	1,857,679

Equity transactions:
Purchase payments received from contract owners (note 3)	110,145	–	647,988	310,944	139,627	452,592	750,388	412,886
Transfers between funds	–	–	13,240,569	9,996,455	(3,556,673)	(15,678,480)	23,168,108	12,829,268
Redemptions (note 3)	(169)	–	(2,200,081)	(449,694)	(4,620,084)	(4,318,638)	(2,102,480)	(955,873)
Annuity benefits	(935)	–	(748)	–	(26,249)	(22,701)	(724)	–
Annual contract maintenance charges (note 2)	–	–	(49)	(7)	(893)	(925)	(90)	(4)
Contingent deferred sales charges (note 2)	–	–	(21,458)	(5,064)	(56,733)	(104,377)	(17,745)	(7,009)
Adjustments to maintain reserves	–	–	7,261	1,021	10,172	16,869	6,195	751

Net equity transactions	109,041	–	11,673,482	9,853,655	(8,110,833)	(19,655,660)	21,803,652	12,280,019

Net change in contract owners’ equity	109,196	–	17,238,444	11,469,877	2,338,955	(12,188,144)	33,707,721	14,137,698
Contract owners’ equity beginning of period	–	–	11,469,877	–	39,569,724	51,757,868	14,137,698	–

Contract owners’ equity end of period	$109,196	–	28,708,321	11,469,877	41,908,679	39,569,724	47,845,419	14,137,698

CHANGES IN UNITS:
Beginning units	–	–	908,023	–	2,577,130	4,165,438	1,131,969	–

Units purchased	11,030	–	1,861,659	1,359,198	23,699	1,181,555	2,532,517	1,549,160
Units redeemed	(108)	–	(1,026,360)	(451,175)	(531,961)	(2,769,863)	(1,110,622)	(417,191)

Ending units	10,922	–	1,743,322	908,023	2,068,868	2,577,130	2,553,864	1,131,969

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	VEWrldHAs		VKCom2		VKEmGr2		VKCorPlus2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(212,582)	(206,219)	(170,677)	(194,059)	(51,860)	(51,422)	5,399	6,414
Realized gain (loss) on investments	3,187,282	4,976,268	634,176	257,625	78,697	37,090	(1,977)	1,727
Change in unrealized gain (loss) on investments	8,281,834	567,653	(694,903)	2,448,616	120,797	148,950	1,867	(3,614)
Reinvested capital gains	–	–	623,887	–	–	–	2,392	678

Net increase (decrease) in contract owners’ equity resulting from operations	11,256,534	5,337,702	392,483	2,512,182	147,634	134,618	7,681	5,205

Equity transactions:
Purchase payments received from contract owners (note 3)	88,259	448,695	278,191	918,593	10,294	146,859	83,435	40,063
Transfers between funds	(4,626,576)	(12,359,838)	(143,468)	718,460	(37,393)	24,335	101,699	108,494
Redemptions (note 3)	(3,375,718)	(2,242,708)	(936,567)	(622,718)	(172,424)	(156,938)	(11,006)	(12,603)
Annuity benefits	(3,662)	(1,272)	–	–	–	–	(1,465)	(192)
Annual contract maintenance charges (note 2)	(278)	(216)	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(26,587)	(35,520)	(14,091)	(9,425)	(4,948)	(2,909)	(95)	(124)
Adjustments to maintain reserves	9,922	314	(1,041)	(13)	(163)	(105)	56	3

Net equity transactions	(7,934,640)	(14,190,545)	(816,976)	1,004,897	(204,634)	11,242	172,624	135,641

Net change in contract owners’ equity	3,321,894	(8,852,843)	(424,493)	3,517,079	(57,000)	145,860	180,305	140,846
Contract owners’ equity beginning of period	27,198,964	36,051,807	19,291,848	15,774,769	2,865,969	2,720,109	291,513	150,667

Contract owners’ equity end of period	$30,520,858	27,198,964	18,867,355	19,291,848	2,808,969	2,865,969	471,818	291,513

CHANGES IN UNITS:
Beginning units	1,848,191	2,984,906	1,625,539	1,531,792	302,950	301,195	27,302	14,916

Units purchased	30,229	1,607,725	85,092	200,529	11,554	29,632	16,565	30,825
Units redeemed	(493,527)	(2,744,440)	(154,707)	(106,782)	(33,286)	(27,877)	(6,589)	(18,439)

Ending units	1,384,893	1,848,191	1,555,924	1,625,539	281,218	302,950	37,278	27,302

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	VKEmMkt		VKMidCapG		VKUSRealEst		VicDivrStk
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$2,380,465	2,692,961	(332,996)	(279,179)	13,000	917,781	(222,466)	(151,639)
Realized gain (loss) on investments	367,827	2,433,378	4,016,469	1,097,710	33,029,614	8,973,310	246,926	190,067
Change in unrealized gain (loss) on investments	383,995	(3,994,573)	314,220	3,129,717	3,234,726	64,524,306	1,129,044	1,419,301
Reinvested capital gains	598,712	1,535,200	–	–	8,632,526	4,746,395	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,730,999	2,666,966	3,997,693	3,948,248	44,909,866	79,161,792	1,153,504	1,457,729

Equity transactions:
Purchase payments received from contract owners (note 3)	64,105	1,362,082	445,589	741,310	7,453,537	10,916,162	165,937	560,607
Transfers between funds	(4,324,513)	(22,787,460)	3,079,228	3,118,484	(22,034,531)	26,581,060	(427,510)	(756,273)
Redemptions (note 3)	(4,571,427)	(5,212,855)	(2,127,887)	(2,268,170)	(32,195,191)	(19,823,277)	(2,117,393)	(2,249,798)
Annuity benefits	(14,924)	(12,594)	(6,752)	(4,938)	(100,171)	(61,201)	–	–
Annual contract maintenance charges (note 2)	(769)	(900)	(501)	(555)	(4,864)	(3,273)	–	–
Contingent deferred sales charges (note 2)	(53,593)	(64,184)	(37,490)	(31,923)	(366,573)	(365,405)	(48,663)	(43,766)
Adjustments to maintain reserves	3,313	16,118	4,302	8,419	77,340	132,856	3,555	(1,108,197)

Net equity transactions	(8,897,808)	(26,699,793)	1,356,489	1,562,627	(47,170,453)	17,376,922	(2,424,074)	(3,597,427)

Net change in contract owners’ equity	(5,166,809)	(24,032,827)	5,354,182	5,510,875	(2,260,587)	96,538,714	(1,270,570)	(2,139,698)
Contract owners’ equity beginning of period	39,619,241	63,652,068	25,777,867	20,266,992	327,289,542	230,750,828	17,971,207	20,110,905

Contract owners’ equity end of period	$34,452,432	39,619,241	31,132,049	25,777,867	325,028,955	327,289,542	16,700,637	17,971,207

CHANGES IN UNITS:
Beginning units	1,923,815	3,277,139	3,445,048	3,202,235	14,131,924	13,455,607	1,705,072	2,057,002

Units purchased	11,965	1,028,570	1,735,959	2,069,948	3,186,581	5,800,280	31,150	97,948
Units redeemed	(436,666)	(2,381,894)	(1,581,279)	(1,827,135)	(5,198,650)	(5,123,963)	(258,284)	(449,878)

Ending units	1,499,114	1,923,815	3,599,728	3,445,048	12,119,855	14,131,924	1,477,938	1,705,072

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	VicInvQBd		VicSmCoOpp		WRAsStrat		WRBal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$–	28,584	–	(24,496)	(604,950)	113,725	(87,435)	190,365
Realized gain (loss) on investments	–	34,704	–	1,319,392	873,640	305,720	887,668	268,069
Change in unrealized gain (loss) on investments	–	(38,356)	–	(729,866)	21,518,707	13,774,631	2,769,929	6,797,525
Reinvested capital gains	–	–	–	103,340	12,473,104	973,928	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	–	24,932	–	668,370	34,260,501	15,168,004	3,570,162	7,255,959

Equity transactions:
Purchase payments received from contract owners (note 3)	–	1,188	–	(26,905)	5,045,918	15,101,272	1,817,902	13,689,721
Transfers between funds	–	(666,935)	–	(2,050,789)	16,747,553	3,247,684	(3,471,493)	1,139,553
Redemptions (note 3)	–	(135,999)	–	(124,454)	(8,564,205)	(7,344,036)	(6,681,462)	(6,299,175)
Annuity benefits	–	–	–	–	(277)	–	(3,515)	(583)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	–	(1,586)	–	(3,052)	(211,179)	(197,465)	(169,527)	(148,367)
Adjustments to maintain reserves	–	(1,327,476)	–	(1,686,926)	60,197	57,582	11,233	47,839

Net equity transactions	–	(2,130,808)	–	(3,892,126)	13,078,007	10,865,037	(8,496,862)	8,428,988

Net change in contract owners’ equity	–	(2,105,876)	–	(3,223,756)	47,338,508	26,033,041	(4,926,700)	15,684,947
Contract owners’ equity beginning of period	–	2,105,876	–	3,223,756	144,706,783	118,673,742	104,031,256	88,346,309

Contract owners’ equity end of period	$–	–	–	–	192,045,291	144,706,783	99,104,556	104,031,256

CHANGES IN UNITS:
Beginning units	–	165,051	–	239,791	12,509,904	11,476,467	9,573,904	8,746,952

Units purchased	–	287	–	255	2,288,014	2,352,625	494,708	1,927,889
Units redeemed	–	(165,338)	–	(240,046)	(1,263,349)	(1,319,188)	(1,272,709)	(1,100,937)

Ending units	–	–	–	–	13,534,569	12,509,904	8,795,903	9,573,904

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	WRBond		WRCoreEq		WRDivInc		WRGlNatRes
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$2,913,419	2,942,018	(2,487,486)	(1,726,176)	29,057	14,294	(68,059)	–
Realized gain (loss) on investments	(52,249)	560,935	(2,190,722)	(2,468,219)	86,363	3,874	2,185	–
Change in unrealized gain (loss) on investments	(3,026,762)	(2,092,936)	22,661,618	23,388,835	1,329,017	543,682	1,506,316	–
Reinvested capital gains	444,868	1,127,610	–	–	–	–	80,510	–

Net increase (decrease) in contract owners’ equity resulting from operations	279,276	2,537,627	17,983,410	19,194,440	1,444,437	561,850	1,520,952	–

Equity transactions:
Purchase payments received from contract owners (note 3)	1,378,165	8,082,250	3,468,084	20,038,798	1,279,548	2,522,852	1,296,890	–
Transfers between funds	(706,473)	(7,641,663)	(12,131,036)	(11,807,471)	7,826,571	4,061,456	14,202,611	–
Redemptions (note 3)	(7,172,572)	(7,782,150)	(15,222,208)	(13,457,626)	(406,752)	(61,772)	(126,430)	–
Annuity benefits	(2,737)	(759)	(672)	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(150,224)	(189,330)	(401,719)	(402,759)	(6,612)	(1,106)	(1,507)	–
Adjustments to maintain reserves	5,829	42,036	63,049	(48,883)	2,467	52	1,545	–

Net equity transactions	(6,648,012)	(7,489,616)	(24,224,502)	(5,677,941)	8,695,222	6,521,482	15,373,109	–

Net change in contract owners’ equity	(6,368,736)	(4,951,989)	(6,241,092)	13,516,499	10,139,659	7,083,332	16,894,061	–
Contract owners’ equity beginning of period	100,989,172	105,941,161	254,008,204	240,491,705	7,083,332	–	–	–

Contract owners’ equity end of period	$94,620,436	100,989,172	247,767,112	254,008,204	17,222,991	7,083,332	16,894,061	–

CHANGES IN UNITS:
Beginning units	8,199,654	8,824,865	30,602,270	31,339,819	652,179	–	–	–

Units purchased	695,643	1,133,060	1,066,061	3,469,502	880,760	682,141	1,402,769	–
Units redeemed	(1,236,094)	(1,758,271)	(3,929,863)	(4,207,051)	(111,294)	(29,962)	(24,626)	–

Ending units	7,659,203	8,199,654	27,738,468	30,602,270	1,421,645	652,179	1,378,143	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	WRGrowth		WRHiInc		WRIntlGr		WRIntVal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(4,027,541)	(3,296,693)	4,821,413	4,477,850	485,896	(423,312)	223,194	47,724
Realized gain (loss) on investments	(2,888,923)	(1,022,943)	(360,160)	(244,154)	785,153	(828,872)	138,918	74,703
Change in unrealized gain (loss) on investments	34,836,120	9,890,810	(3,537,984)	2,191,358	7,306,584	8,319,805	(380,361)	662,234
Reinvested capital gains	–	–	–	–	–	–	1,795,152	59,250

Net increase (decrease) in contract owners’ equity resulting from operations	27,919,656	5,571,174	923,269	6,425,054	8,577,633	7,067,621	1,776,903	843,911

Equity transactions:
Purchase payments received from contract owners (note 3)	4,415,912	38,607,576	2,211,745	9,333,358	1,073,563	7,269,031	1,066,797	1,724,080
Transfers between funds	(24,676,997)	(11,099,156)	(3,178,264)	1,774,807	(3,466,130)	(2,293,872)	12,272,977	6,288,918
Redemptions (note 3)	(18,497,968)	(16,184,275)	(5,597,726)	(4,052,795)	(4,243,628)	(3,410,390)	(693,502)	(916,228)
Annuity benefits	(1,834)	(386)	(2,356)	(582)	–	–	(132)	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(532,005)	(486,473)	(129,068)	(104,142)	(130,354)	(99,232)	(12,425)	(25,484)
Adjustments to maintain reserves	51,260	(204,433)	8,375	30,684	16,043	169,681	5,438	757

Net equity transactions	(39,241,632)	10,632,853	(6,687,294)	6,981,330	(6,750,506)	1,635,218	12,639,153	7,072,043

Net change in contract owners’ equity	(11,321,976)	16,204,027	(5,764,025)	13,406,384	1,827,127	8,702,839	14,416,056	7,915,954
Contract owners’ equity beginning of period	317,813,066	301,609,039	84,271,727	70,865,343	63,897,239	55,194,400	7,915,954	–

Contract owners’ equity end of period	$306,491,090	317,813,066	78,507,702	84,271,727	65,724,366	63,897,239	22,332,010	7,915,954

CHANGES IN UNITS:
Beginning units	38,640,684	37,406,072	6,254,780	5,707,409	7,335,175	7,134,038	635,691	–

Units purchased	1,262,517	6,715,458	604,844	1,432,238	679,664	1,575,512	1,207,884	735,303
Units redeemed	(5,966,621)	(5,480,846)	(1,105,029)	(884,867)	(1,452,193)	(1,374,375)	(206,822)	(99,612)

Ending units	33,936,580	38,640,684	5,754,595	6,254,780	6,562,646	7,335,175	1,636,753	635,691

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	WRLTBond		WRMicCpGr		WRMidCpGr		WRMMkt
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$766,327	667,576	(38,586)	(8,465)	(13,369)	–	249,864	(165,877)
Realized gain (loss) on investments	(48,160)	167,296	46,980	1,823	6,913	–	–	–
Change in unrealized gain (loss) on investments	(575,552)	(695,302)	595,664	286,657	179,207	–	–	–
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	142,615	139,570	604,058	280,015	172,751	–	249,864	(165,877)

Equity transactions:
Purchase payments received from contract owners (note 3)	820,564	4,730,884	379,259	628,015	374,305	–	3,522,493	8,552,543
Transfers between funds	(2,052,144)	1,879,143	1,538,699	1,135,483	3,586,088	–	(2,041,361)	(5,660,857)
Redemptions (note 3)	(3,761,593)	(3,351,458)	(81,416)	(8,020)	(18,458)	–	(3,952,860)	(5,337,714)
Annuity benefits	(1,114)	(379)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(107,405)	(98,467)	(2,151)	(121)	(222)	–	(82,251)	(117,233)
Adjustments to maintain reserves	1,969	(8,795)	1,051	(101)	9,151	–	(1,585)	4,953

Net equity transactions	(5,099,723)	3,150,928	1,835,442	1,755,256	3,950,864	–	(2,555,564)	(2,558,308)

Net change in contract owners’ equity	(4,957,108)	3,290,498	2,439,500	2,035,271	4,123,615	–	(2,305,700)	(2,724,185)
Contract owners’ equity beginning of period	46,642,081	43,351,583	2,035,271	–	–	–	24,753,393	27,477,578

Contract owners’ equity end of period	$41,684,973	46,642,081	4,474,771	2,035,271	4,123,615	–	22,447,693	24,753,393

CHANGES IN UNITS:
Beginning units	4,015,932	3,743,944	184,067	–	–	–	2,454,823	2,707,827

Units purchased	437,591	1,333,781	200,690	196,135	372,676	–	1,288,786	2,947,323
Units redeemed	(877,753)	(1,061,793)	(45,413)	(12,068)	(8,941)	–	(1,544,788)	(3,200,327)

Ending units	3,575,770	4,015,932	339,344	184,067	363,735	–	2,198,821	2,454,823

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	WRMortSec		WRRealEstS		WRSciTech		WRSmCap
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$188,934	39,613	44,211	22,324	(1,601,534)	(1,408,887)	(2,030,432)	(1,963,573)
Realized gain (loss) on investments	(4,229)	698	138,439	1,875	1,505,738	189,527	5,909,852	1,315,125
Change in unrealized gain (loss) on investments	(158,320)	(63,475)	799,712	524,093	17,929,142	15,915,340	6,360,801	17,657,223
Reinvested capital gains	–	30,566	367,016	83,580	–	–	6,185,908	–

Net increase (decrease) in contract owners’ equity resulting from operations	26,385	7,402	1,349,378	631,872	17,833,346	14,695,980	16,426,129	17,008,775

Equity transactions:
Purchase payments received from contract owners (note 3)	444,629	419,372	933,450	775,096	2,821,960	14,408,319	2,205,950	15,872,495
Transfers between funds	3,825,612	1,937,691	7,341,980	5,526,301	(3,215,343)	1,425,106	(11,796,466)	(2,549,505)
Redemptions (note 3)	(203,875)	(22,432)	(637,191)	(21,246)	(6,846,988)	(4,724,849)	(9,408,892)	(7,610,484)
Annuity benefits	(2,249)	(760)	(653)	–	(258)	–	(514)	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(3,231)	(66)	(14,402)	(229)	(210,908)	(163,268)	(283,350)	(255,703)
Adjustments to maintain reserves	(1,086)	775	4,865	3,883	41,043	71,942	41,389	428,114

Net equity transactions	4,059,800	2,334,580	7,628,049	6,283,805	(7,410,494)	11,017,250	(19,241,883)	5,884,917

Net change in contract owners’ equity	4,086,185	2,341,982	8,977,427	6,915,677	10,422,852	25,713,230	(2,815,754)	22,893,692
Contract owners’ equity beginning of period	2,341,982	–	6,915,677	–	118,653,046	92,939,816	155,868,547	132,974,855

Contract owners’ equity end of period	$6,428,167	2,341,982	15,893,104	6,915,677	129,075,898	118,653,046	153,052,793	155,868,547

CHANGES IN UNITS:
Beginning units	226,204	–	541,343	–	12,706,625	11,425,184	13,698,218	13,190,389

Units purchased	468,888	236,924	769,691	552,930	791,562	2,640,650	492,850	2,841,162
Units redeemed	(76,391)	(10,720)	(171,613)	(11,587)	(1,556,580)	(1,359,209)	(2,121,919)	(2,333,333)

Ending units	618,701	226,204	1,139,421	541,343	11,941,607	12,706,625	12,069,149	13,698,218

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	WRSmCpVal		WRValue		WFTrustOp
Investment activity:	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(140,468)	(26,693)	24,708	(265,251)	(2,572,676)	(2,661,540)
Realized gain (loss) on investments	95,619	2,965	3,557,467	388,352	5,493,299	(1,028,528)
Change in unrealized gain (loss) on investments	(1,405,621)	400,161	(6,405,564)	15,981,749	9,455,220	36,093,988
Reinvested capital gains	1,902,076	359,498	7,094,848	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	451,606	735,931	4,271,459	16,104,850	12,375,843	32,403,920

Equity transactions:
Purchase payments received from contract owners (note 3)	741,744	1,482,448	2,785,529	18,872,156	4,220,062	7,093,547
Transfers between funds	3,862,332	5,361,881	(4,468,709)	7,274,499	(19,996,931)	(10,196,833)
Redemptions (note 3)	(413,657)	(182,885)	(8,307,913)	(5,780,845)	(16,800,937)	(15,074,910)
Annuity benefits	–	–	(1,221)	(390)	(30,325)	(59,886)
Annual contract maintenance charges (note 2)	–	–	–	–	(3,541)	(3,658)
Contingent deferred sales charges (note 2)	(7,278)	(130)	(245,808)	(151,184)	(254,088)	(250,614)
Adjustments to maintain reserves	1,604	491	29,658	384,738	15,566	(164,592)

Net equity transactions	4,184,745	6,661,805	(10,208,464)	20,598,974	(32,850,194)	(18,656,946)

Net change in contract owners’ equity	4,636,351	7,397,736	(5,937,005)	36,703,824	(20,474,351)	13,746,974
Contract owners’ equity beginning of period	7,397,736	–	143,151,722	106,447,898	220,963,331	207,216,357

Contract owners’ equity end of period	$12,034,087	7,397,736	137,214,717	143,151,722	200,488,980	220,963,331

CHANGES IN UNITS:
Beginning units	631,627	–	11,755,346	9,899,433	19,567,386	21,393,485

Units purchased	533,981	679,010	920,546	3,025,601	949,874	3,292,425
Units redeemed	(160,115)	(47,383)	(1,742,147)	(1,169,688)	(3,869,945)	(5,118,524)

Ending units	1,005,493	631,627	10,933,745	11,755,346	16,647,315	19,567,386

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 and 2004

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations
The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

On July 1, 1999, the Company (Depositor) transferred to the Account, 100,000 shares of the Victory VIF –Diversified Stock Fund Class A Shares, 100,000 shares of the Victory VIF – Investment Quality Bond Fund Class A Shares and 100,000 shares of the Victory VIF – Small Company Opportunity Fund Class A Shares, for which the Account was credited with 100,000 units of the Victory VIF – Diversified Stock Fund Class A Shares, 100,000 units of the Victory VIF – Investment Quality Bond Fund Class A Shares and 100,000 units of the Victory VIF – Small Company Opportunity Fund Class A Shares.

On August 20, 2001, the Depositor transferred to the Account, 50,000 shares of the First Horizon Capital Appreciation Portfolio and 50,000 shares of the First Horizon Growth & Income Portfolio, for which the Account was credited 50,000 units of the First Horizon Capital Appreciation Portfolio and 50,000 units of the First Horizon Growth & Income Portfolio.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b)	The Contracts
Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
    AIM VIF – Basic Balanced Fund (AIMBal) (formerly AIM VIF – Balanced Fund)
    AIM VIF – Basic Value Fund – Series II Shares (AIMBValue2)
    AIM VIF – Blue Chip Fund – Series I Shares (AIMBlueCh)
    AIM VIF – Capital Appreciation Fund – Series I Shares (AIMCapAp)
    AIM VIF – Capital Appreciation Fund – Series II Shares (AIMCapAp2)
    AIM VIF – Capital Development Fund – Series II Shares (AIMCapDev2)
    AIM VIF – Core Equity Fund – Series I Shares (AIMCoreEq)
    AIM VIF – International Growth Fund – Series I Shares (AIMIntGr)*
    AIM VIF – Premier Equity Fund – Series I Shares (AIMPreEq)
    AIM VIF – Premier Equity Fund – Series II Shares (AIMPreEq2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (Alliance VPSF);
    Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class B (AlGrIncB)
    Alliance VPSF – AllianceBernstein Large Cap Growth Portfolio – Class B (AlLrgCpGrB)
        (formerly Alliance VPSF – AllianceBernstein Premier Growth Portfolio – Class B)
    Alliance VPSF – AllianceBernstein Small/Mid Cap Value Portfolio – Class B (AlSmMdCpB)
        (formerly Alliance VPSF – AllianceBernstein Small Cap Value Portfolio – Class B)
Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
    American Century VP – Income & Growth Fund – Class I (ACVPIncGr)
    American Century VP – Income & Growth Fund – Class II (ACVPIncGr2)
    American Century VP – Inflation Protection Fund – Class II (ACVPInflPro2)
    American Century VP – International Fund – Class I (ACVPInt)
    American Century VP – International Fund – Class III (ASVPInt3)
    American Century VP – Mid Cap Value Fund Fund – Class II (ACVPMdCpV2)
    American Century VP – Ultra® Fund – Class I (ACVPUltra)
    American Century VP – Ultra® Fund – Class II (ACVPUltra2)
    American Century VP – Value Fund – Class I (ACVPVal)
    American Century VP – Value Fund – Class II (ACVPVal2)
    American Century VP – VistaSM Fund – Class II (ACVPVista2)
Portfolios of the BB&T Variable Insurance Funds (BB&T VIF);
    BB&T VIF – Captial Manager Equity Fund (BBTCapMgr)
        (formerly BB&T VIF – Captial Manager Aggressive Fund)
    BB&T VIF – Large Cap Value Fund (BBTLgCapV)
    BB&T VIF – Large Company Growth Fund (BBTLgCoGr)
    BB&T VIF – Mid Cap Growth Fund (BBTMdCapGr)
        (formerly BB&T VIF – Capital Appreciation Fund)
Portfolios of the Credit Suisse Trust;
    Credit Suisse Trust – Global Small Cap Portfolio (CSTGSmCp)
        (formerly Credit Suisse Trust – Global Post-Venture Capital Portfolio)
    Credit Suisse Trust – International Focus Portfolio (CSTIntFoc)
    Credit Suisse Trust – Large Cap Value Portfolio (CSTLCapV)
Dreyfus Emerging Leaders Fund – Service Shares (DryELeadS)
Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
    Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS)
Dreyfus Socially Responsible Growth Fund, Inc., – Service Shares, The (DrySRGroS)
Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)
Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
    Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVIFApp)
    Dreyfus VIF – Appreciation Portfolio – Service Shares (DryVIFAppS)
    Dreyfus VIF – Developing Leaders Portfolio – Initial Shares (DryVIFDevLd)
    Dreyfus VIF – Developing Leaders Portfolio – Service SharesDryVIFDevLdS)*
    Dreyfus VIF – International Value Portfolio – Initial Shares (DryVIFIntVal)
Portfolios of the Evergreen Variable Annuity Funds (Evergreen VAF);
    Evergreen VAF – Evergreen VA Balanced Fund – Class 1 (EvBal)
        (formerly Evergreen VAF – Evergreen VA Foundation Fund – Class 1)*
    Evergreen VAF – Evergreen VA Blue Chip Fund (EvBlChp)*
    Evergreen VAF – Evergreen VA Capital Growth Fund (EvCapGr)*
    Evergreen VAF – Evergreen VA Equity Index Fund (EvEqInd)*
    Evergreen VAF – Evergreen VA Fund – Class 1 (EvFund)*
    Evergreen VAF – Evergreen VA Fundamental Large Cap Fund – Class 1 (EvFdLrgCp)
        (formerly Evergreen VAF – Evergreen VA Growth And Income Fund – Class 1)*
    Evergreen VAF – Evergreen VA Global Leaders Fund (EvGlLd)*
    Evergreen VAF – Evergreen VA International Growth Fund – Class 1EvIntGr)*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

    Evergreen VAF – Evergreen VA Masters Fund (EvMast)*
    Evergreen VAF – Evergreen VA Omega Fund – Class 1 (EvOmega)*
    Evergreen VAF – Evergreen VA Special Equity Fund – Class 1 (EvSpEq)*
    Evergreen VAF – Evergreen VA Special Values Fund – Class 1 (EvSpVal)*
    Evergreen VAF – Evergreen VA Strategic Income Fund – Class 1 (EvStratInc)*
Portfolios of the Federated Insurance Series (Federated IS);
    Federated IS – American Leaders Fund II – Service Shares (FedAmLeadS)
    Federated IS – Capital Appreciation Fund II – Service Shares (FedCapApS)
    Federated IS – High Income Bond Fund II – Service Shares (FedHiIncS)
    Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)
    Federated IS – Quality Bond Fund II – Service Shares (FedQualBdS)
Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity®VIP);
    Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS)
    Fidelity® VIP – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2)
    Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS)
    Fidelity® VIP – Growth Portfolio – Service Class 2 (FidVIPGrS2)
    Fidelity® VIP – High Income Portfolio – Service Class (FidVIPHIS)
    Fidelity® VIP – Overseas Portfolio – Service Class (FidVIPOvS)
    Fidelity® VIP – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R)
    Fidelity® VIP – Overseas Portfolio – Service Class R (FidVIPOvSR)
Portfolios of the Fidelity® Variable Insurance Products Fund II (Fidelity® VIP II);
    Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS)
    Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2)
    Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS)
Portfolios of the Fidelity® Variable Insurance Products Fund III (Fidelity® VIP III);
    Fidelity® VIP III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS)
    Fidelity® VIP III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2)
    Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS)
    Fidelity® VIP III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2)
Portfolios of the Fidelity® Variable Insurance Products Fund IV (Fidelity® VIP IV);
    Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class 2 (FidVIPFree10S2)
    Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class 2 (FidVIPFree20S2)
    Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class 2 (FidVIPFree30S2)
    Fidelity® VIP IV – Natural Resources Portfolio – Service Class 2 (FidVIPNtRsS2)
Portfolios of the Financial Investors Variable Insurance Trust (Financial Investors VIT);
    Financial Investors VIT – First Horizon Capital Appreciation Portfolio (FICapAp)
    Financial Investors VIT – First Horizon Core Equity Portfolio (FICoreEq)
Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);
    Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class 2 (FrVIPRisDiv2)
    Franklin Templeton VIP – Franklin Small Cap Value Securities Fund – Class 2 (FrVIPSmCapV2)
    Franklin Templeton VIP – Templeton Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3)
    Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 1 (FrVIPForSec)*
    Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 2 (FrVIPForSec2)
    Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3)
    Franklin Templeton VIP – Templeton Global Income Securites Fund – Class 3 (FrVIPGlInc3)
Portfolios of the Gartmore Variable Insurance Trust (Gartmore GVIT)
(Gartmore is an affiliate of the Company);
    Gartmore GVIT Dreyfus International Value Fund – Class II (GVITIntVal2)
    Gartmore GVIT Dreyfus International Value Fund – Class III (GVITIntVal3)
    Gartmore GVIT Dreyfus International Value Fund – Class VI (GVITIntVal6)
    Gartmore GVIT Dreyfus Mid Cap Index Fund – Class I (GVITMidCap)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

    Gartmore GVIT Emerging Markets Fund – Class I (GVITEmMrkts)
    Gartmore GVIT Emerging Markets Fund – Class III (GVITEmMrkts3)
    Gartmore GVIT Emerging Markets Fund – Class VI (GVITEmMrkts6)
    Gartmore GVIT Federated High Income Bond Fund – Class I (GVITFHiInc)
    Gartmore GVIT Federated High Income Bond Fund – Class III (GVITFHiInc3)
    Gartmore GVIT Global Financial Services Fund – Class I (GVITGlFin)
    Gartmore GVIT Global Financial Services Fund – Class III (GVITGlFin3)
    Gartmore GVIT Global Health Sciences Fund – Class I (GVITGlHlth)
    Gartmore GVIT Global Health Sciences Fund – Class III (GVITGlHlth3)
    Gartmore GVIT Global Technology and Communications Fund – Class I (GVITGlTech)
    Gartmore GVIT Global Technology and Communications Fund – Class III (GVITGlTech3)
    Gartmore GVIT Global Utilities Fund – Class I (GVITGlUtl)
    Gartmore GVIT Global Utilities Fund – Class III (GVITGlUtl3)
    Gartmore GVIT Government Bond Fund – Class I (GVITGvtBd)
    Gartmore GVIT Government Bond Fund – Class II (GVITGvtBd2)
    Gartmore GVIT Growth Fund – Class I (GVITGrowth)
    Gartmore GVIT ID Aggressive Fund – Class II (GVITIDAgg2)
    Gartmore GVIT ID Conservative Fund – Class II (GVITIDCon2)
    Gartmore GVIT ID Moderate Fund – Class II (GVITIDMod2)
    Gartmore GVIT ID Moderately Aggressive Fund – Class II (GVITIDModAg2)
    Gartmore GVIT ID Moderately Conservative Fund – Class II (GVITIDModCon2)
    Gartmore GVIT International Growth Fund – Class I (GVITIntGro)
    Gartmore GVIT International Growth Fund – Class III (GVITIntGro3)
    Gartmore GVIT J.P. Morgan Balanced Fund – Class I (GVITJPBal)
    Gartmore GVIT Mid Cap Growth Fund – Class I (GVITMdCpGr)
    Gartmore GVIT Money Market Fund – Class I (GVITMyMkt)
    Gartmore GVIT Nationwide® Fund – Class I (GVITNWFund)
    Gartmore GVIT Nationwide® Fund – Class II (GVITNWFund2)
    Gartmore GVIT Nationwide® Leaders Fund – Class I (GVITLead)
    Gartmore GVIT Nationwide® Leaders Fund – Class III (GVITLead3)
    Gartmore GVIT Nationwide® Strategic Value Fund – Class I (GVITStVal)*
    Gartmore GVIT Small Cap Growth Fund – Class I (GVITSmCapGr)
    Gartmore GVIT Small Cap Growth Fund – Class II (GVITSmCapGr2)
    Gartmore GVIT Small Cap Value Fund – Class I (GVITSmCapVal)
    Gartmore GVIT Small Cap Value Fund – Class II (GVITSmCapVal2)
    Gartmore GVIT Small Company Fund – Class I (GVITSmComp)
    Gartmore GVIT Small Company Fund – Class II (GVITSmComp2)
    Gartmore GVIT Turner Growth Focus Fund – Class I (GVITTGrF1)*
    Gartmore GVIT Turner Growth Focus Fund – Class III (GVITTGrF3)*
    Gartmore GVIT U.S. Growth Leaders Fund – Class I (GVITUSGro)
    Gartmore GVIT U.S. Growth Leaders Fund – Class III (GVITUSGro3)
    Gartmore GVIT Van Kampen GVIT Multi-Sector Bond Fund – Class I (GVITMltSec)
    Gartmore GVIT Van Kampen Value Fund – Class I (GVITVal)
        (formerly Gartmore GVIT – Comstock Value Fund – Class I)
    Gartmore GVIT Worldwide Leaders Fund – Class I (GVITWLead)
    Gartmore GVIT Worldwide Leaders Fund – Class III (GVITWLead3)
Portfolios of the Janus Aspen Series (Janus AS);
    Janus AS – Balanced Portfolio – Service Shares (JanBal)
    Janus AS – Forty Portfolio – Service Shares (JanForty)
        (formerly Janus AS – Capital Appreciation Portfolio – Service Shares)
    Janus AS – Global Technology Portfolio – Service II Shares (JanGlTechS2)
    Janus AS – Global Technology Portfolio – Service Shares (JanGlTech)
    Janus AS – International Growth Portfolio – Service II Shares (JanIntGroS2)
    Janus AS – International Growth Portfolio – Service Shares (JanIntGro)
    Janus AS – Risk-Managed Core Portfolio – Service Shares (JanRMgCore)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the JPMorgan Series Trust II;
    JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio (JPMSTMidCap)
Portfolios of the MFS® Variable Insurance TrustSM (MFS® VIT);
    MFS® VIT – Investors Growth Stock Series – Service Class (MFSInvGrStS)
    MFS® VIT – Mid Cap Growth Series – Service Class (MFSMidCapGrS)
    MFS® VIT – New Discovery Series – Service Class (MFSNewDiscS)
    MFS® VIT – Value Series – Service Class (MFSValS)
Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
    Neuberger Berman AMT – Fasciano Portfolio – S Class (NBAMTFasc)
    Neuberger Berman AMT – Focus Portfolio – S Class (NBAMTFocus)
    Neuberger Berman AMT – Guardian Portfolio – I Class (NBAMTGuard)
    Neuberger Berman AMT – International Portfolio – S Class (NBAMTInt)
    Neuberger Berman AMT – Limited Maturity Bond Portfolio®– I Class (NBAMTLMat)
    Neuberger Berman AMT – Mid Cap Growth Portfolio®– I Class (NBAMTMCGr)
    Neuberger Berman AMT – Partners Portfolio®– I Class (NBAMTPart)
    Neuberger Berman AMT – Regency Portfolio®– S Class (NBAMTRegS)
    Neuberger Berman AMT – Socially Responsive Portfolio®– I Class (NBAMSocRes)
Portfolios of the Oppenheimer Variable Annuity Funds;
    Oppenheimer Aggressive Growth Fund/VA – Initial Class (OppAggGro)
    Oppenheimer Capital Appreciation Fund/VA – Initial Class (OppCapAp)
    Oppenheimer Capital Appreciation Fund/VA – Service Class (OppCapApS)
    Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3)
    Oppenheimer Global Securities Fund/VA – Initial Class (OppGlSec)
    Oppenheimer Global Securities Fund/VA – Service Class (OppGlSecS)
    Oppenheimer High Income Fund/VA – Service Class (OppHighIncS)
    Oppenheimer Main Street Fund®/VA – Initial Class (OppMSt)
    Oppenheimer Main Street Fund®/VA – Service Class (OppMStS)
    Oppenheimer Main Street Small Cap Fund®/VA – Service Class (OppMStSCapS)
    Oppenheimer Strategic Bond Fund/VA – Service Class (OppStratBdS)
Portfolios of the Putnam Variable Trust (Putnam VT);
    Putnam VT Growth & Income Fund – IB Shares (PVTGroInc)
    Putnam VT International Equity Fund – IB Shares (PVTIntEq)*
    Putnam VT Voyager II Fund – IB Shares (PVTVoyII)*
T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2)
T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)
T. Rowe Price Limited Term Bond Fund – II (TRowLtdTBd2)
Portfolios of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
    Van Eck WIT – Worldwide Emerging Markets Fund – Class R1 (VEWrldEMktR1)
    Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt)
    Van Eck WIT – Worldwide Hard Assets Fund – Class R1 (VEWrldHAsR1)
    Van Eck WIT – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs)
Portfolios of the Van Kampen Life Investment Trust (Van Kampen LIT);
    Van Kampen LIT – Comstock Portfolio – Class II (VKCom2)
    Van Kampen LIT – Emerging Growth Portfolio – Class II (VKEmGr2)
Portfolios of the Van Kampen Universal Institutional Funds, Inc. (Van Kampen UIF);
    Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II (VKCorPlus2)
    Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKEmMkt)
    Van Kampen UIF – International Magnum Portfolio – Class I (VKIntMag)*
    Van Kampen UIF – Mid Cap Growth Portfolio – Class I (VKMidCapG)
    Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUSRealEst)
Portfolios of the Victory Variable Insurance Funds (Victory VIF);
    Victory VIF – Diversified Stock Fund Class A Shares (VicDivrStk)
    Victory VIF – Investment Quality Bond Fund Class A Shares (VicInvQBd)*
    Victory VIF – Small Company Opportunity Fund Class A Shares (VicSmCpOp)*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the W & R Target Funds, Inc.;
    W & R Target Funds, Inc. – Asset Strategy Portfolio (WRAsStrat)
    W & R Target Funds, Inc. – Balanced Portfolio (WRBal)
    W & R Target Funds, Inc. – Bond Portfolio (WRBond)
    W & R Target Funds, Inc. – Core Equity Portfolio (WRCoreEq)
    W & R Target Funds, Inc. – Dividend Income Portfolio (WRDivInc)
    W & R Target Funds, Inc. – Global Natural Resources Portfolio (WRGlNatRes)
    W & R Target Funds, Inc. – Growth Portfolio (WRGrowth)
    W & R Target Funds, Inc. – High Income Portfolio (WRHiInc)
    W & R Target Funds, Inc. – International Growth Portfolio (WRIntlGr)
        (formerly W & R Target Funds, Inc. – International Portfolio)
    W & R Target Funds, Inc. – International Value Portfolio (WRIntVal)
        (formerly W & R Target Funds, Inc. – International II Portfolio)
    W & R Target Funds, Inc. – Limited-Term Bond Portfolio (WRLTBond)
    W & R Target Funds, Inc. – Micro Cap Growth Portfolio (WRMicCpGr)
    W & R Target Funds, Inc. – Mid Cap Growth Portfolio (WRMidCpGr)
    W & R Target Funds, Inc. – Money Market Portfolio (WRMMkt)
    W & R Target Funds, Inc. – Mortgage Securities Portfolio (WRMortSec)
    W & R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS)
    W & R Target Funds, Inc. – Science & Technology Portfolio (WRSciTech)
    W & R Target Funds, Inc. – Small Cap Growth Portfolio (WRSmCap)
    W & R Target Funds, Inc. – Small Cap Value Portfolio (WRSmCpVal)
    W & R Target Funds, Inc. – Value Portfolio (WRValue)
Portfolios of the Wells Fargo Advantage Variable Trust;
    Wells Fargo Advantage Variable Trust Opportunity Fund (WFTrustOp)
        (formerly Strong Opportunity Fund II, Inc. – Investor Class)

* At December 31, 2005, contract owners were not invested in this fund.

Effective May 2002, due to the Dreyfus Investment Portfolio – European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust – Money Market Fund – Class I.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(c)	Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2005 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)	Expenses
The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years the charge is 0%. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years the charge is 0%. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years the charge is 0%. No sales charges are deducted on BOA Exclusive II contracts.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by surrendering units.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

National Variable Account-9 Options	BOA Future(1)		ElitiPro Classic	ElitiPro Ltd	BOA Choice(2)		BOA V(3)	BOA Income	BOA Exclusive II(4)		BOA choice Venue
Variable Account Charges – Recurring	0.95%		1.60%	1.75%	1.20%		1.10%	1.25%	1.20%		1.50%
Reduced Purchase Payment Option	0.25%		–	–	–		–	–	–		–
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	0.15%		–	–	–		0.15%	–	–		–
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	0.10%		–	–	–		0.10%	–	–		–
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%		–	–	–		0.05%	–	–		–
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	0.15%		–	–	–		0.15%	–	–		–
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options:
Allows enhanced provision in place of the standard death benefit.
One-Year Enhanced	0.15	%(5)	–	–	–		–	–	0.15	%(5)	–
One-Year Step Up	0.05	%(6)	–	–	–		0.05%	–	0.10	%(6)	–
Greater of One-Year or 5% Enhanced	0.20	%(5)	–	–	0.15	%(5)	–	–	0.20	%(5)	0.15%
5% Enhanced	0.10	%(7)	–	–	0.05	%(7)	0.10%	–	0.15	%(7)	–
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45	%(8)	–	–	0.45	%(9)	–	–	0.45	%(9)	0.45	%(9)
Option 2	0.30	%(8)	–	–	0.30	%(9)	–	–	0.30	%(9)	0.30	%(9)
Spousal Protection Annuity Option	–		–	–	–		–	–	–		0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Option (EV)	0.45%		–	–	–		–	–	–		–
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	0.40%		–	–	0.40%		–	–	0.40%		0.40%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation Plus Option	0.50%		–	–	–		–	–	0.50%		0.50%
Provides a return of principle guarantee over the elected program period.

Maximum Variable Account Charges(10):	3.95%		1.60%	1.75%	2.20%		1.70%	1.25%	2.80%		3.10%

(1)	Includes Key Corp, NEA, Waddell & Reed Advisors Select Plus, First Tennessee and BB&T products.
(2)	Includes Key Corp and Paine Weber products.
(3)	Includes NEA Select product.
(4)	Includes Waddell & Reed Advisors Select Reserve product.
(5)	Available beginning January 2, 2002 or a later date if state law requires.
(6)	Available until state approval is received for the One-Year Enhanced Death Benefit Option.
(7)	Available until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option.
(8)	No longer available effective May 1, 2003. Applicant could elect one or both GMIB options.
(9)	No longer available effective May 1, 2003. Applicant could elect one GMIB option.
(10)	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2005.

	Total	AIMBal	AIMBValue2	AIMBlueCh	AIMCapAp	AIMCapAp2	AIMCapDev2	AIMCoreEq
0.95%	$39,681,348	1,292	–	851	299	–	–	67
1.00%	15,813,715	–	–	–	–	–	–	–
1.05%	3,059,252	–	–	–	–	–	–	–
1.10%	11,494,309	1,979	–	1,928	286	–	–	94
1.15%	5,999,772	643	–	21	688	–	–	–
1.20%	18,791,664	54	–	–	–	–	–	–
1.25%	3,194,761	1,148	4,025	128	–	186	1,872	–
1.30%	3,362,101	166	–	–	12	–	–	–
1.35%	3,975,896	410	–	176	–	–	–	29
1.40%	28,407,082	75	–	109	531	–	–	416
1.45%	9,814,567	–	–	–	–	–	–	–
1.50%	3,654,450	–	24,083	–	–	4,298	630	–
1.55%	12,691,102	1,776	–	1,677	–	–	–	1,618
1.60%	6,810,651	41	5,809	–	262	2,141	34	–
1.65%	4,268,304	–	32,328	–	–	3,371	923	–
1.70%	1,828,245	–	–	–	–	–	–	–
1.75%	2,151,244	33	8,517	–	3	1,412	567	–
1.80%	1,582,258	–	2,819	–	–	537	–	–
1.85%	2,336,049	–	–	–	–	–	–	–
1.90%	658,402	–	3,115	–	–	245	122	–
1.95%	1,353,470	–	23,536	–	–	5,562	–	–
2.00%	1,387,851	537	56	–	–	–	–	–
2.05%	1,607,034	1,457	6,793	1,036	–	3,267	570	–
2.10%	916,283	–	16,305	–	–	1,678	44	–
2.15%	299,470	–	3,573	–	–	609	7	–
2.20%	852,490	–	7,459	–	–	3,720	104	–
2.25%	173,720	–	–	–	–	37	–	–
2.30%	131,845	–	–	–	–	–	–	–
2.35%	46,683	–	–	–	–	236	–	–
2.40%	218,417	–	–	–	–	–	–	–
2.45%	96,351	–	164	–	–	364	6	–
2.50%	114,368	–	3,507	–	–	114	–	–
2.55%	19,350	–	–	–	–	–	–	–
2.60%	164,344	–	7,877	–	–	116	–	–
2.65%	4,930	–	–	–	–	–	–	–
2.70%	2,825	–	–	–	–	–	–	–
2.85%	390	–	–	–	–	–	–	–

Totals	$186,964,993	9,611	149,966	5,926	2,081	27,893	4,879	2,224

	AIMPreEq	AIMPreEq2	AlGrIncB	AlLrgCpGrB	AlSmMdCpB	ACVPIncGr	ACVPIncGr2	ACVPInflPro2
0.95%	$512	–	–	–	–	703,495	–	146,462
1.00%	–	–	–	–	–	308,155	–	52,959
1.05%	–	–	–	–	–	63,293	–	15,067
1.10%	646	–	–	–	–	150,644	–	40,773
1.15%	333	–	–	–	–	69,853	–	28,287
1.20%	–	–	–	–	–	307,698	–	174,757
1.25%	429	–	–	–	79	47,609	–	16,621
1.30%	–	–	–	–	–	59,815	–	14,626
1.35%	422	–	–	–	–	60,342	–	24,966
1.40%	519	–	–	–	–	388,861	–	130,594
1.45%	–	–	–	–	–	130,329	–	44,903
1.50%	–	4,674	14,589	8,834	15,564	45,343	24,014	8,399
1.55%	2,960	–	–	–	–	145,007	–	51,922
1.60%	–	1,401	9,422	2,373	2,603	67,994	2,177	23,815
1.65%	–	6,758	13,629	20,769	21,480	69,365	11,603	28,795
1.70%	–	–	–	–	–	20,588	–	4,077
1.75%	–	473	3,523	1,455	5,050	29,858	1,734	5,597
1.80%	–	446	1,689	2,051	2,443	26,968	695	6,128
1.85%	–	–	–	–	–	20,176	–	12,495
1.90%	–	447	60	423	2,362	12,423	1,114	304
1.95%	–	4,384	9,764	15,007	14,673	5,265	4,075	5,102
2.00%	–	–	–	1	809	15,231	544	2,344
2.05%	–	7,148	7,624	5,173	13,770	17,535	5,549	2,891
2.10%	–	2,784	6,269	6,019	13,180	3,456	26,079	3,309
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	AIMPreEq	AIMPreEq2	AlGrIncB	AlLrgCpGrB	AlSmMdCpB	ACVPIncGr	ACVPIncGr2	ACVPInflPro2
2.15%	–	112	404	–	2,117	1,289	386	563
2.20%	–	1,501	6,024	2,079	7,918	2,598	10,047	3,022
2.25%	–	–	–	–	–	372	–	912
2.30%	–	–	–	–	–	142	–	737
2.35%	–	108	954	313	1,794	21	967	163
2.40%	–	–	–	–	–	1,025	–	–
2.45%	–	1,871	920	181	1,155	391	–	301
2.50%	–	110	2,337	1,037	1,318	354	959	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	535	2,752	689	1,695	894	1,450	38
2.65%	–	–	–	–	–	7	–	–
2.70%	–	–	–	–	–	303	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$5,821	32,752	79,960	66,404	108,010	2,776,699	91,393	850,929

	ACVPInt	ASVPInt3	ACVPMdCpV2	ACVPUltra	ACVPUltra2	ACVPVal	ACVPVal2	ACVPVista2
0.95%	$362,358	191,044	–	49,114	–	1,338,151	–	–
1.00%	188,132	55,522	–	12,840	–	453,707	–	–
1.05%	33,287	14,003	–	2,938	–	90,894	–	–
1.10%	38,347	45,084	–	10,304	–	384,933	–	–
1.15%	16,624	27,127	–	9,468	–	199,943	–	–
1.20%	157,401	125,122	–	35,370	–	772,935	–	–
1.25%	18,683	11,988	194	4,463	–	113,031	–	3
1.30%	33,001	11,682	–	1,748	–	184,121	–	–
1.35%	15,492	22,452	–	4,396	–	172,863	–	–
1.40%	119,605	113,446	–	38,126	–	985,786	–	–
1.45%	81,243	25,514	–	11,204	–	354,097	–	–
1.50%	24,708	10,271	–	2,194	17,652	96,019	46,292	–
1.55%	34,546	32,716	–	16,216	–	474,654	–	–
1.60%	12,026	26,929	–	7,007	1,218	189,983	7,113	–
1.65%	18,835	20,974	–	6,595	8,978	139,059	15,843	–
1.70%	3,560	7,680	–	602	–	60,548	–	–
1.75%	4,225	7,256	–	1,691	2,930	76,652	5,564	–
1.80%	3,272	8,550	–	1,531	480	54,325	8,950	–
1.85%	5,181	9,811	–	3,680	–	93,358	–	–
1.90%	1,349	919	–	986	345	16,940	8,259	–
1.95%	7,645	3,224	–	439	6,560	11,653	19,639	–
2.00%	1,208	2,109	–	165	1,093	53,555	3,615	–
2.05%	3,705	10,272	–	192	3,703	49,633	13,157	–
2.10%	295	649	–	795	4,437	8,617	11,792	–
2.15%	78	926	–	442	182	14,700	1,748	–
2.20%	850	1,696	–	338	4,277	17,940	8,793	–
2.25%	–	393	46	36	–	4,014	–	5
2.30%	12	382	–	–	–	7,759	–	–
2.35%	–	21	–	–	74	–	2,175	–
2.40%	–	1,569	–	–	–	11,684	–	–
2.45%	–	–	–	–	216	3,360	2,995	–
2.50%	–	–	–	–	242	627	768	–
2.55%	–	–	–	–	–	1,765	–	–
2.60%	–	702	–	127	335	1,891	3,254	–
2.65%	–	–	–	–	–	241	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$1,185,668	790,033	240	223,007	52,722	6,439,438	159,957	8

	BBTCapMgr	BBTLgCapV	BBTLgCoGr	BBTMdCapGr	CSTGSmCp	CSTIntFoc	CSTLCapV	DryELeadS
0.95%	$1,769	9,230	2,858	7,881	21,814	46,366	66,565	–
1.00%	–	–	–	–	8,059	25,119	33,531	–
1.05%	–	36	32	87	3,724	6,093	12,141	–
1.10%	3,792	7,811	3,105	4,856	663	868	1,685	–
1.15%	2,859	3,972	308	800	31	77	356	–
1.20%	14	186	–	137	3,096	5,162	18,230	–
1.25%	327	1,209	907	713	67	1,032	1,946	–
1.30%	517	1,187	917	936	74	599	2,936	–
1.35%	449	1,607	512	981	–	205	161	–
1.40%	251	8,169	2,483	5,082	32	114	6,371	–
1.45%	1,440	840	968	1,033	–	90	3,393	–
1.50%	74	76	67	75	–	769	2,051	4,337
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	BBTCapMgr	BBTLgCapV	BBTLgCoGr	BBTMdCapGr	CSTGSmCp	CSTIntFoc	CSTLCapV	DryELeadS
1.55%	1,515	7,571	2,070	1,993	–	–	131	–
1.60%	3,897	2,422	2,414	4,034	–	32	635	2,408
1.65%	2,780	390	40	718	5	234	341	2,088
1.70%	6,697	58	53	24	–	–	63	–
1.75%	6	39	177	283	–	–	78	2,410
1.80%	–	–	25	–	–	–	499	244
1.85%	–	1,262	4,918	5,925	–	–	97	–
1.90%	–	1,973	–	3,286	–	–	28	233
1.95%	–	–	–	–	–	–	–	3,608
2.00%	–	625	583	–	–	–	14	474
2.05%	–	–	2,483	1,099	–	–	–	2,067
2.10%	–	–	–	–	–	–	20	2,101
2.15%	–	–	–	–	–	–	–	365
2.20%	–	–	–	–	–	–	–	5,730
2.25%	–	–	–	–	–	–	–	–
2.30%	–	–	–	–	–	–	9	–
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	318
2.50%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	1,164
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$26,387	48,663	24,920	39,943	37,565	86,760	151,281	27,547

	DrySmCapIxS	DrySRGroS	DrySRGro	DryStkIx	DryVIFApp	DryVIFAppS	DryVIFDevLd	DryVIFIntVal
0.95%	$170,101	–	394,203	3,142,151	500,210	–	722	923
1.00%	62,759	–	179,773	1,588,006	226,721	–	–	–
1.05%	13,487	–	36,961	293,858	56,154	–	–	–
1.10%	40,219	–	120,286	598,121	100,613	–	302	645
1.15%	31,240	–	34,831	330,882	54,331	–	–	89
1.20%	79,343	–	133,597	1,212,466	219,972	–	–	–
1.25%	17,506	–	19,255	172,935	34,813	–	20	–
1.30%	15,068	–	24,537	271,368	44,857	–	–	–
1.35%	31,068	–	16,697	262,940	43,129	–	179	–
1.40%	114,273	–	162,243	1,352,916	219,536	–	333	1,835
1.45%	31,226	–	96,594	554,536	47,651	–	–	–
1.50%	9,545	1,092	16,535	125,494	22,187	9,970	–	–
1.55%	36,651	–	34,088	483,373	72,938	–	821	2,015
1.60%	26,787	60	16,866	253,276	40,169	6,596	–	–
1.65%	12,946	1,393	25,348	135,993	30,783	7,718	–	–
1.70%	7,306	–	8,442	134,901	9,151	–	–	–
1.75%	5,677	145	4,609	80,080	9,248	3,246	–	–
1.80%	4,271	–	4,148	68,570	11,037	834	–	–
1.85%	9,493	–	6,578	63,029	8,559	–	4,559	–
1.90%	3,915	32	1,431	25,599	3,932	902	–	–
1.95%	2,232	678	4,403	32,376	2,160	5,617	–	–
2.00%	10,287	–	3,447	36,689	3,360	–	–	–
2.05%	7,652	442	3,521	62,899	8,695	16,984	–	–
2.10%	288	1,338	1,093	6,915	1,873	4,876	–	–
2.15%	3,876	132	337	14,589	2,418	129	–	–
2.20%	1,020	69	898	13,743	938	6,054	–	–
2.25%	841	–	1,212	2,189	1,195	–	–	–
2.30%	3,219	–	142	4,480	143	–	–	–
2.35%	454	–	71	348	31	309	–	–
2.40%	7,460	–	65	148	405	–	–	–
2.45%	93	551	33	349	27	2,876	–	–
2.50%	–	–	–	–	–	1,284	–	–
2.55%	771	–	–	–	–	–	–	–
2.60%	–	214	–	–	1,321	539	–	–
2.65%	171	–	–	84	–	–	–	–
2.70%	–	–	99	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$761,245	6,146	1,352,343	11,325,303	1,778,557	67,934	6,936	5,507

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	FedAmLeadS	FedCapApS	FedHiIncS	FedQualBd	FedQualBdS	FidVIPEIS	FidVIPEIS2	FidVIPGrS
0.95%	$–	–	–	844,416	–	2,390,223	–	1,478,622
1.00%	–	–	–	212,385	–	1,059,972	–	842,422
1.05%	–	–	–	45,204	–	225,468	–	141,208
1.10%	–	–	–	248,678	–	517,808	–	297,087
1.15%	–	–	–	150,988	–	272,982	–	137,607
1.20%	–	–	–	515,696	–	1,146,310	–	796,479
1.25%	–	–	–	83,019	–	167,115	–	107,915
1.30%	–	–	–	95,381	–	172,231	–	175,898
1.35%	–	–	–	138,478	–	297,302	–	170,099
1.40%	–	–	–	679,328	–	1,481,358	–	944,911
1.45%	–	–	–	171,050	–	501,776	–	448,580
1.50%	2,537	1,979	14,928	71,933	43,542	131,572	62,872	96,535
1.55%	–	–	–	321,189	–	565,291	–	247,018
1.60%	54	4,493	4,405	203,082	11,632	284,156	20,683	105,784
1.65%	1,524	644	14,781	79,271	27,812	184,364	35,275	124,958
1.70%	–	–	–	69,730	–	68,185	–	111,378
1.75%	608	118	5,032	91,765	9,600	97,804	17,755	40,020
1.80%	106	360	1,166	34,320	2,242	78,697	10,857	33,211
1.85%	–	–	–	54,658	–	100,521	–	30,656
1.90%	–	731	851	16,342	3,118	15,080	11,257	17,479
1.95%	1,764	5,961	7,644	8,191	25,784	20,135	33,676	10,213
2.00%	–	–	243	32,319	229	34,746	657	26,481
2.05%	805	2,409	9,240	40,650	13,565	60,462	13,747	17,286
2.10%	796	1,163	26,272	3,265	21,435	1,874	38,825	3,963
2.15%	–	–	5,268	4,300	2,767	5,680	893	6,350
2.20%	2,111	2,545	6,670	10,857	18,086	20,057	19,942	5,594
2.25%	–	–	–	2,266	–	3,355	–	1,011
2.30%	–	–	–	1,795	–	2,077	–	328
2.35%	1,583	–	1,091	63	878	24	754	80
2.40%	–	–	–	1,055	–	667	–	42
2.45%	–	–	1,247	70	1,387	2,620	2,804	–
2.50%	–	–	7,046	708	1,652	–	4,527	80
2.55%	–	–	–	–	–	737	–	–
2.60%	459	316	1,223	3,738	7,067	1,484	9,097	1,301
2.65%	–	–	–	94	–	22	–	28
2.70%	–	–	–	389	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$12,347	20,719	107,107	4,236,673	190,796	9,912,155	283,621	6,420,624

	FidVIPGrS2	FidVIPHIS	FidVIPOvS	FidVIPOvS2R	FidVIPOvSR	FidVIPConS	FidVIPConS2	FidVIPIGBdS
0.95%	$–	710,346	224,345	–	283,100	2,390,160	–	110,798
1.00%	–	304,044	99,765	–	67,892	1,137,449	–	54,500
1.05%	–	79,098	23,112	–	11,733	192,218	–	10,785
1.10%	–	136,573	18,492	–	43,304	461,797	–	32,607
1.15%	–	61,251	10,093	–	36,954	237,250	–	11,580
1.20%	–	379,975	107,259	–	163,040	1,192,618	–	56,080
1.25%	–	42,578	17,628	–	15,193	137,252	–	10,472
1.30%	–	61,556	14,853	–	26,806	216,712	–	11,169
1.35%	–	61,904	10,671	–	31,309	205,411	–	13,011
1.40%	–	384,647	70,995	–	152,853	1,351,269	–	69,429
1.45%	–	154,066	47,854	–	35,925	581,912	–	21,430
1.50%	19,043	38,983	8,560	23,331	9,587	140,644	61,703	6,460
1.55%	–	131,508	14,995	–	47,676	425,990	–	19,305
1.60%	10,197	58,695	4,381	6,726	27,337	204,440	15,107	30,795
1.65%	13,425	38,460	5,606	20,845	21,110	160,178	37,664	7,067
1.70%	–	23,050	3,388	–	8,246	54,496	–	1,265
1.75%	7,210	47,692	3,058	8,116	9,631	93,258	19,258	8,832
1.80%	3,248	14,314	3,393	2,215	7,417	76,991	6,780	5,691
1.85%	–	18,923	4,669	–	11,754	91,662	–	6,445
1.90%	1,573	2,573	1,254	5,025	3,222	25,619	8,427	1,748
1.95%	7,520	6,194	1,132	26,935	410	21,652	49,978	742
2.00%	544	17,463	2,568	1,733	3,569	53,891	2,359	4,366
2.05%	13,600	9,472	2,321	16,656	5,068	41,383	24,915	3,094
2.10%	9,927	1,968	958	19,096	1,249	9,773	32,072	1,239
2.15%	18	5,143	–	410	1,168	11,682	1,310	1,430
2.20%	9,239	7,829	828	14,120	1,306	8,287	25,576	30
2.25%	–	164	36	–	470	4,888	–	499
2.30%	–	858	–	–	1,788	7,450	–	6
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidVIPGrS2	FidVIPHIS	FidVIPOvS	FidVIPOvS2R	FidVIPOvSR	FidVIPConS	FidVIPConS2	FidVIPIGBdS
2.35%	112	–	–	745	115	179	2,294	–
2.40%	–	32	–	–	3,209	19,219	–	396
2.45%	4,012	41	–	3,061	43	984	942	–
2.50%	1,616	–	–	2,149	–	1,522	2,124	–
2.55%	–	219	–	–	152	1,689	–	–
2.60%	2,982	–	–	1,842	798	2,553	3,939	–
2.65%	–	22	–	–	37	321	–	–
2.70%	–	–	–	–	–	332	–	–
2.85%	–	–	–	–	–	14	–	–

Totals	$104,266	2,799,641	702,214	153,005	1,033,471	9,563,145	294,448	501,271

	FidVIPGrOpS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2	FidVIPFreeS2	FidVIPFreeS2	FidVIPFreeS2	FidVIPNtRsS2
0.95%	$295,277	–	118,768	–	–	–	–	–
1.00%	204,352	–	42,180	–	–	–	–	–
1.05%	38,342	–	6,622	–	–	–	–	–
1.10%	22,667	–	25,255	–	–	–	–	–
1.15%	7,459	–	18,500	–	–	–	–	–
1.20%	84,015	–	62,330	–	–	–	–	–
1.25%	11,435	3,755	11,940	–	26	1	1	87
1.30%	15,038	–	10,877	–	–	–	–	–
1.35%	9,216	–	14,638	–	–	–	–	–
1.40%	70,553	–	87,527	–	–	–	–	–
1.45%	35,596	–	69,523	–	–	–	–	–
1.50%	8,900	38,825	4,159	10,679	–	–	–	–
1.55%	23,738	–	25,101	–	–	–	–	–
1.60%	8,462	14,243	19,666	2,585	–	–	–	–
1.65%	11,451	22,466	8,623	2,532	–	–	–	–
1.70%	5,280	–	9,078	–	–	–	–	–
1.75%	3,285	9,945	6,911	3,286	–	–	–	–
1.80%	1,700	3,487	2,657	1,378	–	–	–	–
1.85%	4,425	–	7,966	–	–	–	–	–
1.90%	1,359	5,548	313	1,284	–	–	–	–
1.95%	1,299	27,565	458	8,266	–	–	–	–
2.00%	1,103	3,053	3,333	41	–	–	–	–
2.05%	1,388	24,522	1,301	3,552	–	–	–	–
2.10%	164	21,513	3,863	7,231	–	–	–	–
2.15%	1,810	1,067	1,554	1,116	–	–	–	–
2.20%	542	15,395	2,290	2,596	–	–	–	–
2.25%	14	571	897	–	–	–	–	–
2.30%	14	–	1,111	–	–	–	–	–
2.35%	18	1,196	–	219	–	–	–	–
2.40%	–	–	3,205	–	–	–	–	–
2.45%	–	3,032	148	197	–	–	–	–
2.50%	–	5,146	189	1,213	–	–	–	–
2.55%	–	–	149	–	–	–	–	–
2.60%	–	1,701	–	1,403	–	–	–	–
2.65%	–	–	49	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$868,902	203,030	571,181	47,578	26	1	1	87

	FICapAp	FICoreEq	FrVIPRisDiv2	FrVIPSmCapV2	FrVIPDevMrk3	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3
0.95%	$355	1,301	–	–	–	–	–	–
1.00%	–	–	–	–	–	–	–	–
1.05%	–	3	–	–	–	–	–	–
1.10%	120	4,247	–	–	–	–	–	–
1.15%	1,529	1,790	–	–	–	–	–	–
1.20%	133	1,374	–	–	–	–	–	–
1.25%	–	37	7,433	4,159	341	1,238	1,801	206
1.30%	–	147	–	–	–	–	–	–
1.35%	–	302	–	–	–	–	–	–
1.40%	1,493	2,612	–	–	–	–	–	–
1.45%	–	418	–	–	–	–	–	–
1.50%	365	298	–	–	–	–	–	–
1.55%	598	2,951	–	–	–	–	–	–
1.60%	196	512	–	–	–	–	–	–
1.65%	300	808	–	–	–	–	–	–
1.70%	2,347	1,740	–	–	–	–	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FICapAp	FICoreEq	FrVIPRisDiv2	FrVIPSmCapV2	FrVIPDevMrk3	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3
1.75%	–	1,894	–	–	–	–	–	–
1.80%	–	5	–	–	–	–	–	–
1.85%	–	–	–	–	–	–	–	–
1.90%	–	–	–	–	–	–	–	–
1.95%	–	141	–	–	–	–	–	–
2.00%	53	853	–	–	–	–	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.15%	–	–	–	–	–	–	–	–
2.20%	–	–	–	–	–	–	–	–
2.25%	–	–	681	–	–	–	–	–
2.30%	–	–	–	–	–	–	–	–
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.50%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$7,489	21,433	8,114	4,159	341	1,238	1,801	206

	GVITIntVal2	GVITIntVal3	GVITIntVal6	GVITMidCap	GVITEmMrkts	GVITEmMrkts3	GVITEmMrkts6	GVITFHiInc
0.95%	$–	143,470	–	769,178	14,023	174,050	–	438,778
1.00%	–	53,526	–	302,716	2,852	59,891	–	183,316
1.05%	–	8,679	–	51,093	367	7,905	–	39,813
1.10%	–	20,572	–	213,868	4,821	34,181	–	105,982
1.15%	–	20,392	–	128,239	1,400	29,316	–	64,077
1.20%	–	107,834	–	425,964	1,994	88,983	–	250,546
1.25%	53	4,766	4,047	60,443	1,647	14,743	–	34,641
1.30%	–	15,879	–	70,066	627	18,012	–	52,552
1.35%	–	17,433	–	102,161	557	24,287	–	51,968
1.40%	–	99,672	–	577,427	5,148	100,072	–	277,227
1.45%	–	23,447	–	241,913	2,536	61,792	–	78,831
1.50%	–	8,107	1,553	54,038	603	9,732	1,121	24,370
1.55%	–	26,664	–	266,571	3,173	36,699	–	117,619
1.60%	–	13,749	2,138	112,082	996	25,787	235	48,198
1.65%	–	9,643	1,224	76,929	633	15,099	684	26,913
1.70%	–	4,633	–	32,242	849	6,804	–	30,462
1.75%	–	4,432	1,504	43,950	963	11,714	144	32,638
1.80%	–	3,700	–	33,404	1,187	7,358	–	24,994
1.85%	–	7,267	–	70,804	1,141	16,636	–	30,329
1.90%	–	1,686	291	12,855	39	3,376	919	6,089
1.95%	–	729	638	8,822	–	2,867	259	3,400
2.00%	–	3,040	547	40,302	252	4,810	226	12,079
2.05%	–	4,943	1,594	39,177	689	4,041	622	7,194
2.10%	–	270	585	4,393	315	827	509	2,147
2.15%	–	1,754	14	7,497	27	470	325	4,252
2.20%	–	1,312	274	15,119	–	906	1,062	1,567
2.25%	–	311	–	3,428	–	1,416	–	390
2.30%	–	1,280	–	7,099	–	1,202	–	2,721
2.35%	–	–	26	495	–	1,415	–	–
2.40%	–	3,115	–	16,826	–	361	–	6,553
2.45%	–	52	216	2,532	–	163	4	52
2.50%	–	–	–	–	–	–	–	392
2.55%	–	219	–	1,477	–	–	–	537
2.60%	–	–	–	–	–	–	–	–
2.65%	–	121	–	318	–	–	–	143
2.70%	–	–	–	144	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$53	612,697	14,651	3,793,572	46,839	764,915	6,110	1,960,770

	GVITFHiInc3	GVITGlFin	GVITGlFin3	GVITGlHlth	GVITGlHlth3	GVITGlTech	GVITGlTech3	GVITGlUtl
0.95%	$32,544	–	20,722	–	74,338	4,962	25,480	–
1.00%	10,290	–	6,689	–	33,545	3,785	9,705	–
1.05%	1,672	–	1,946	–	4,927	182	976	–
1.10%	8,007	–	4,942	–	16,154	2,199	7,170	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITFHiInc3	GVITGlFin	GVITGlFin3	GVITGlHlth	GVITGlHlth3	GVITGlTech	GVITGlTech3	GVITGlUtl
1.15%	3,598	–	3,511	–	19,146	504	3,627	–
1.20%	66,767	–	12,216	–	38,379	4,631	14,675	–
1.25%	5,678	492	916	1,312	2,459	487	1,797	906
1.30%	2,680	–	1,657	–	5,060	310	1,993	–
1.35%	4,358	–	1,186	–	9,012	225	2,579	–
1.40%	25,167	–	19,135	–	56,999	6,145	19,571	–
1.45%	8,888	–	2,865	–	34,402	1,855	10,148	–
1.50%	2,202	–	458	–	9,171	443	1,288	–
1.55%	11,879	–	7,207	–	39,284	3,243	10,492	–
1.60%	4,622	–	3,529	–	10,512	597	5,723	–
1.65%	1,770	–	1,434	–	11,022	202	3,355	–
1.70%	11,292	–	849	–	3,951	283	1,152	–
1.75%	1,216	–	1,641	–	8,162	168	1,709	–
1.80%	1,842	–	737	–	5,690	282	2,138	–
1.85%	2,842	–	700	–	3,340	416	2,449	–
1.90%	1,788	–	1,019	–	2,791	137	153	–
1.95%	744	–	1,745	–	5,194	11	1,139	–
2.00%	5,481	–	2,517	–	2,408	197	1,140	–
2.05%	1,450	–	1,120	–	5,616	40	1,465	–
2.10%	65	–	29	–	1,797	11	232	–
2.15%	2,973	–	10	–	218	–	668	–
2.20%	117	–	124	–	2,639	188	92	–
2.25%	291	–	307	–	348	–	83	–
2.30%	3,594	–	–	–	1,795	–	–	–
2.35%	–	–	383	–	2,098	–	59	–
2.40%	8,873	–	–	–	148	–	35	–
2.45%	–	–	–	–	332	–	–	–
2.50%	–	–	–	–	–	–	–	–
2.55%	860	–	–	–	247	–	–	–
2.60%	–	–	40	–	2,579	–	–	–
2.65%	166	–	–	–	31	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$233,716	492	99,634	1,312	413,794	31,503	131,093	906

	GVITGlUtl3	GVITGvtBd	GVITGvtBd2	GVITGrowth	GVITIDAgg2	GVITIDCon2	GVITIDMod2	GVITIDModAg2
0.95%	$59,123	1,803,143	–	343,336	128,833	225,773	786,463	400,683
1.00%	32,444	796,185	–	190,252	29,746	51,917	273,216	111,201
1.05%	4,758	172,238	–	41,654	11,050	6,809	51,993	13,876
1.10%	6,575	408,568	–	37,344	39,639	70,518	341,044	189,652
1.15%	11,834	215,621	–	19,376	42,169	48,432	259,958	175,840
1.20%	21,461	744,875	–	51,709	75,764	168,903	427,691	211,460
1.25%	826	109,357	–	10,381	67,983	30,086	222,816	97,592
1.30%	3,048	107,708	–	28,195	8,020	21,937	75,962	24,166
1.35%	6,004	158,091	–	9,112	20,865	34,104	113,246	83,124
1.40%	61,869	1,082,149	–	61,220	115,062	197,417	910,327	523,342
1.45%	22,773	281,126	–	28,026	35,645	40,316	227,930	121,858
1.50%	1,629	105,737	63,340	4,801	21,258	56,265	202,593	103,885
1.55%	23,500	514,497	–	21,937	52,823	119,714	357,767	184,085
1.60%	7,048	202,399	12,016	4,303	33,617	112,923	328,816	211,778
1.65%	2,885	116,946	50,413	5,872	48,562	52,320	171,198	127,567
1.70%	1,024	62,467	–	3,803	10,186	12,275	73,624	37,255
1.75%	2,912	91,976	10,700	2,860	18,931	37,760	213,039	86,410
1.80%	936	67,041	5,446	1,402	20,593	7,983	60,062	32,777
1.85%	9,775	64,359	–	4,224	15,563	24,928	123,040	77,458
1.90%	1,109	15,347	8,188	102	2,787	293	14,731	28,476
1.95%	1,110	15,818	46,360	57	41,596	10,561	80,023	55,676
2.00%	7,940	54,937	532	2,303	11,769	15,872	49,124	77,531
2.05%	1,546	51,709	22,428	357	25,260	29,883	110,655	42,313
2.10%	331	6,814	44,876	300	9,272	17,386	94,641	48,592
2.15%	100	4,431	1,306	654	2,770	4,126	20,205	18,446
2.20%	706	5,089	25,540	413	25,241	8,355	82,477	70,082
2.25%	887	5,031	–	425	869	3,322	19,857	19,277
2.30%	104	2,683	–	51	5,750	179	3,688	7,921
2.35%	–	12	656	12	–	239	6,516	1,156
2.40%	193	808	–	–	8,020	597	3,445	7,845
2.45%	–	1,901	3,504	231	1,710	76	3,954	2,654
2.50%	–	4	1,894	2	–	95	18,229	4,924
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITGlUtl3	GVITGvtBd	GVITGvtBd2	GVITGrowth	GVITIDAgg2	GVITIDCon2	GVITIDMod2	GVITIDModAg2
2.55%	1	198	–	–	872	–	84	648
2.60%	–	97	6,617	–	15,807	5,342	5,141	12,105
2.65%	–	–	–	–	227	79	107	222
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	336

Totals	$294,451	7,269,362	303,816	874,714	948,259	1,416,785	5,733,662	3,212,213

	GVITIDModCon2	GVITIntGro	GVITIntGro3	GVITJPBal	GVITMdCpGr	GVITMyMkt	GVITNWFund	GVITNWFund2
0.95%	$345,370	3,500	31,036	418,573	234,038	1,494,025	1,607,887	–
1.00%	101,369	717	9,734	186,720	97,905	623,504	873,606	–
1.05%	17,391	391	2,085	38,761	18,925	156,641	136,681	–
1.10%	159,606	430	5,646	91,395	55,921	263,434	227,678	–
1.15%	106,412	429	4,700	47,931	30,974	135,517	74,049	–
1.20%	185,222	924	18,201	216,422	146,139	980,598	255,423	–
1.25%	85,801	370	1,859	22,558	18,697	110,135	52,499	–
1.30%	33,819	307	1,777	40,374	33,335	144,463	45,201	–
1.35%	41,645	405	5,786	48,499	22,194	189,987	50,203	–
1.40%	354,981	3,072	28,914	277,096	167,721	1,098,835	452,592	–
1.45%	69,192	88	10,480	105,998	84,716	439,586	216,011	–
1.50%	107,707	170	3,645	24,107	20,212	138,793	47,039	7,063
1.55%	175,034	1,120	7,785	118,567	67,051	423,322	127,978	–
1.60%	175,916	1,626	4,288	38,158	30,599	200,926	43,874	1,744
1.65%	69,650	151	4,958	24,397	16,689	127,757	43,241	4,822
1.70%	34,107	–	2,424	11,164	8,009	61,159	24,977	–
1.75%	87,666	–	1,641	18,032	6,272	56,606	12,802	1,666
1.80%	38,176	208	1,821	9,192	10,471	45,012	9,824	1,197
1.85%	39,917	485	3,349	15,225	14,398	60,003	22,110	–
1.90%	5,610	2	114	2,138	4,691	13,031	5,001	745
1.95%	17,336	–	–	4,862	2,178	21,848	4,386	2,575
2.00%	17,187	–	2,296	6,635	9,178	25,852	9,559	–
2.05%	33,314	–	632	5,183	7,155	30,423	5,327	2,522
2.10%	32,544	15	349	760	1,918	23,491	3,065	2,114
2.15%	18,936	–	465	2,410	2,410	7,715	2,905	–
2.20%	42,961	–	111	1,741	876	27,040	2,179	5,121
2.25%	3,917	–	120	231	1,904	1,649	1,263	–
2.30%	1,730	–	1,030	472	1,123	2,164	1,186	–
2.35%	237	–	–	58	30	397	59	–
2.40%	598	–	3,018	291	2,717	–	366	–
2.45%	2,272	–	–	–	64	807	–	587
2.50%	11,509	–	–	–	–	5	61	15,257
2.55%	–	–	343	–	247	–	1	–
2.60%	9,528	–	–	29	–	929	–	391
2.65%	84	–	–	57	52	–	26	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$2,426,744	14,410	158,607	1,778,036	1,118,809	6,905,654	4,359,059	45,804

	GVITLead	GVITLead3	GVITSmCapGr	GVITSmCapGr2	GVITSmCapVal	GVITSmCapVal2	GVITSmComp	GVITSmComp2
0.95%	$–	28,478	204,591	–	1,270,538	–	1,080,084	–
1.00%	–	14,395	71,131	–	403,999	–	422,909	–
1.05%	–	1,306	10,109	–	85,219	–	72,012	–
1.10%	–	3,113	73,184	–	298,442	–	202,684	–
1.15%	–	3,195	36,524	–	134,149	–	105,280	–
1.20%	–	12,385	136,167	–	547,361	–	502,724	–
1.25%	47	3,586	21,276	–	80,864	–	68,430	–
1.30%	–	2,198	29,964	–	91,434	–	98,133	–
1.35%	–	5,012	32,342	–	128,454	–	86,072	–
1.40%	–	20,090	191,599	–	722,781	–	547,319	–
1.45%	–	6,173	85,213	–	288,577	–	211,603	–
1.50%	–	4,606	19,561	10,275	60,586	15,790	52,050	16,630
1.55%	–	7,513	79,332	–	316,616	–	166,108	–
1.60%	–	7,009	40,765	662	134,561	2,973	85,708	9,087
1.65%	–	4,633	27,938	4,290	102,907	11,509	96,139	5,812
1.70%	–	1,271	19,741	–	55,809	–	30,803	–
1.75%	–	726	12,392	2,222	60,854	2,564	31,700	3,189
1.80%	–	928	10,256	387	38,957	436	33,896	5,236
1.85%	–	4,750	13,340	–	68,479	–	64,598	–
1.90%	–	450	3,381	484	15,038	1,301	8,114	5,279
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITLead	GVITLead3	GVITSmCapGr	GVITSmCapGr2	GVITSmCapVal	GVITSmCapVal2	GVITSmComp	GVITSmComp2
1.95%	–	295	1,616	5,502	19,858	6,501	10,374	9,292
2.00%	–	1,692	11,710	20	73,954	136	15,405	2,127
2.05%	–	811	7,628	3,496	34,454	5,141	24,296	7,843
2.10%	–	174	2,250	4,777	5,364	7,495	2,954	7,373
2.15%	–	2,019	1,264	167	5,744	1,014	3,015	268
2.20%	–	915	2,936	1,510	19,985	5,037	4,172	9,604
2.25%	–	488	868	–	3,722	–	1,335	–
2.30%	–	4,119	147	–	3,032	–	2,756	–
2.35%	–	–	55	915	71	131	–	–
2.40%	–	9,444	307	–	1,355	–	6,002	–
2.45%	–	–	–	186	2,031	102	98	2,309
2.50%	–	–	–	–	–	126	153	1,704
2.55%	–	984	–	–	293	–	552	–
2.60%	–	–	–	482	–	891	–	2,099
2.65%	–	293	56	–	57	–	128	–
2.70%	–	–	–	–	–	–	152	–
2.85%	–	–	–	–	11	–	–	–

Totals	$47	153,051	1,147,643	35,375	5,075,556	61,147	4,037,758	87,852

	GVITTGroFoc	GVITUSGro	GVITUSGro3	GVITMltSec	GVITVal	GVITWLead	GVITWLead3	JanBal
0.95%	$–	–	60,330	512,217	212,451	85,392	22,040	–
1.00%	–	–	32,416	199,876	114,598	37,032	9,952	–
1.05%	–	–	2,397	45,610	19,700	10,483	840	–
1.10%	–	–	16,480	94,640	34,110	8,951	3,189	–
1.15%	–	–	8,826	44,825	36,476	2,919	2,601	–
1.20%	–	–	30,720	250,050	175,723	22,830	11,875	–
1.25%	–	3,191	3,048	27,043	25,155	4,801	1,617	1,038
1.30%	–	–	6,132	42,081	17,863	10,350	4,089	–
1.35%	–	–	7,056	49,655	32,375	3,383	4,308	–
1.40%	–	–	37,408	312,436	141,555	25,109	16,837	–
1.45%	–	–	14,976	112,266	115,346	9,054	8,688	–
1.50%	–	–	10,326	42,222	29,286	1,588	492	–
1.55%	–	–	14,348	100,032	60,481	6,885	4,740	–
1.60%	–	–	12,674	46,688	36,085	1,974	2,644	–
1.65%	–	–	8,296	50,276	54,245	2,248	2,344	–
1.70%	–	–	2,212	18,914	8,086	215	3,883	–
1.75%	–	–	5,222	24,718	9,853	609	925	–
1.80%	–	–	2,542	13,604	12,064	2,828	1,145	–
1.85%	–	–	1,811	16,614	5,846	2,178	1,066	–
1.90%	–	–	1,239	4,756	2,571	194	120	–
1.95%	–	–	3,905	19,874	2,168	11	193	–
2.00%	–	–	6,074	14,439	3,745	71	781	–
2.05%	–	–	4,264	21,113	2,846	1,536	184	–
2.10%	–	–	819	8,271	1,082	379	222	–
2.15%	–	–	942	8,443	353	–	135	–
2.20%	–	–	935	12,447	1,405	925	65	–
2.25%	–	163	176	906	1,031	15	10	–
2.30%	–	–	1,353	6,442	392	–	218	–
2.35%	–	–	–	1,066	–	23	–	–
2.40%	–	–	2,667	12,831	–	–	20	–
2.45%	–	–	–	2,770	41	–	–	–
2.50%	–	–	–	858	–	186	–	–
2.55%	–	–	217	940	–	–	–	–
2.60%	–	–	1,252	2,476	907	–	–	–
2.65%	–	–	117	282	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$–	3,354	301,180	2,121,681	1,157,839	242,169	105,223	1,038

	JanForty	JanGlTechS2	JanGlTech	JanIntGroS2	JanIntGro	JanRMgCore	JPMSTMidCap	MFSInvGrStS
0.95%	$466,166	34,967	98,465	124,409	252,595	17,704	152,682	–
1.00%	228,609	14,120	53,429	46,251	133,580	2,949	52,938	–
1.05%	29,166	3,078	7,679	10,426	13,117	474	9,534	–
1.10%	109,033	13,255	17,858	55,803	61,538	666	23,540	–
1.15%	53,903	7,388	9,970	25,774	33,201	344	15,030	–
1.20%	373,045	29,785	67,972	116,306	217,106	8,238	89,134	–
1.25%	49,679	9,401	8,399	23,368	22,641	384	14,696	3,268
1.30%	108,321	4,759	13,401	13,260	37,256	171	23,497	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	JanForty	JanGlTechS2	JanGlTech	JanIntGroS2	JanIntGro	JanRMgCore	JPMSTMidCap	MFSInvGrStS
1.35%	55,472	8,368	6,095	27,670	17,736	1,160	14,023	–
1.40%	576,218	40,993	121,295	143,419	282,850	15,348	91,862	–
1.45%	349,548	16,740	80,612	56,844	199,069	3,819	34,631	–
1.50%	62,357	3,028	14,989	14,625	44,628	778	7,007	–
1.55%	167,183	16,517	20,310	40,865	61,853	1,901	29,457	–
1.60%	65,818	5,678	9,596	27,681	22,751	1,109	11,463	–
1.65%	82,609	10,315	12,672	27,035	26,071	883	10,025	–
1.70%	33,332	6,052	4,631	20,623	16,197	126	4,477	–
1.75%	17,371	1,517	633	11,546	5,182	840	2,306	–
1.80%	26,043	3,874	2,748	6,589	13,911	–	3,735	–
1.85%	30,642	2,357	2,290	10,728	14,979	113	6,050	–
1.90%	16,910	749	2,404	5,014	3,245	1,311	3,483	–
1.95%	17,282	390	2,201	2,715	5,447	–	529	–
2.00%	13,212	1,798	1,255	3,725	8,391	46	2,718	–
2.05%	12,526	1,302	2,995	7,853	3,844	262	4,690	–
2.10%	3,010	451	685	1,012	1,760	69	3,434	–
2.15%	4,171	616	212	608	340	–	296	–
2.20%	3,237	130	478	276	2,688	–	675	–
2.25%	1,218	226	21	32	514	12	600	16
2.30%	135	348	14	56	42	–	885	–
2.35%	65	10	16	–	33	–	–	–
2.40%	1,384	43	–	751	–	–	81	–
2.45%	10	–	2	–	10	–	419	–
2.50%	799	–	–	43	94	–	–	–
2.55%	–	–	–	–	–	–	30	–
2.60%	713	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	205	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$2,959,392	238,255	563,327	825,307	1,502,669	58,707	613,927	3,284

	MFSMidCapGrS	MFSNewDiscS	MFSValS	NBAMTFasc	NBAMTFocus	NBAMTGuard	NBAMTInt	NBAMTLMat
0.95%	$–	–	–	–	–	308,903	–	117,008
1.00%	–	–	–	–	–	135,970	–	30,158
1.05%	–	–	–	–	–	35,823	–	6,902
1.10%	–	–	–	–	–	62,435	–	21,853
1.15%	–	–	–	–	–	37,247	–	13,313
1.20%	–	–	–	–	–	139,075	–	120,374
1.25%	–	–	1,536	775	–	24,617	26	7,387
1.30%	–	–	–	–	–	30,229	–	5,902
1.35%	–	–	–	–	–	40,801	–	15,542
1.40%	–	–	–	–	–	166,468	–	64,200
1.45%	–	–	–	–	–	73,592	–	28,863
1.50%	12,258	4,501	9,764	8,997	2,707	17,185	–	14,580
1.55%	–	–	–	–	–	77,877	–	46,099
1.60%	3,687	1,240	2,710	1,105	116	45,550	–	11,532
1.65%	10,428	6,043	12,818	2,049	1,271	21,568	–	10,520
1.70%	–	–	–	–	–	13,318	–	2,828
1.75%	4,520	1,256	5,112	1,131	381	12,109	–	3,813
1.80%	2,848	700	282	–	–	6,639	–	6,985
1.85%	–	–	–	–	–	14,995	–	1,283
1.90%	2,225	1,034	2,069	206	366	4,939	–	507
1.95%	9,027	6,011	9,024	3,775	1,888	3,432	–	945
2.00%	1,095	27	1,528	383	–	18,913	–	540
2.05%	8,681	2,778	8,567	6,073	1,627	13,169	–	1,889
2.10%	7,251	3,249	3,296	1,573	2,307	1,174	–	6,334
2.15%	221	88	2,343	321	285	1,025	–	–
2.20%	3,717	2,994	4,903	2,483	4,018	1,024	–	1,565
2.25%	–	–	57	–	–	91	–	167
2.30%	–	–	–	–	–	461	–	4
2.35%	204	428	2,248	–	1,217	–	–	267
2.40%	–	–	–	–	–	57	–	–
2.45%	556	422	990	830	–	–	–	–
2.50%	2,030	386	217	432	380	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	2,145	128	756	174	577	–	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	MFSMidCapGrS	MFSNewDiscS	MFSValS	NBAMTFasc	NBAMTFocus	NBAMTGuard	NBAMTInt	NBAMTLMat
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$70,893	31,285	68,220	30,307	17,140	1,308,686	26	541,360

	NBAMTMCGr	NBAMTPart	NBAMTRegS	NBAMSocRes	OppAggGro	OppCapAp	OppCapApS	OppGlSec3
0.95%	$463,967	514,547	–	11,755	590,140	1,272,491	–	484,324
1.00%	214,026	271,792	–	4,160	272,798	462,060	–	140,802
1.05%	37,156	53,231	–	606	47,980	76,796	–	20,961
1.10%	116,428	69,251	–	1,225	168,494	346,593	–	132,127
1.15%	50,761	24,932	–	802	62,659	186,541	–	85,866
1.20%	249,977	196,032	–	4,851	263,966	563,205	–	309,826
1.25%	37,784	19,040	370	547	52,335	95,226	–	38,691
1.30%	39,605	30,332	–	590	53,746	104,251	–	56,931
1.35%	39,986	28,316	–	273	40,748	137,992	–	70,404
1.40%	333,353	227,841	–	7,451	346,254	738,121	–	387,965
1.45%	193,306	111,974	–	863	213,801	309,857	–	108,646
1.50%	33,255	16,088	–	246	39,929	79,965	27,323	50,137
1.55%	113,639	98,828	–	892	89,616	305,977	–	145,377
1.60%	51,416	23,470	–	755	41,006	148,695	11,242	80,608
1.65%	42,274	27,369	–	999	63,264	145,728	14,268	58,406
1.70%	21,571	10,444	–	214	33,812	72,552	–	19,211
1.75%	19,298	7,140	–	164	10,103	46,845	7,772	31,753
1.80%	11,155	8,670	–	–	15,007	44,584	8,626	34,681
1.85%	12,731	5,229	–	135	23,194	73,047	–	51,335
1.90%	6,584	2,898	–	–	5,789	17,581	3,821	14,398
1.95%	4,703	1,233	–	2	6,830	10,093	16,491	16,710
2.00%	6,940	6,282	–	1,341	8,388	38,593	437	16,010
2.05%	13,487	5,692	–	35	6,306	37,264	10,476	25,299
2.10%	3,140	729	–	185	2,156	3,558	9,954	13,963
2.15%	1,640	1,574	–	163	252	4,380	1,315	6,409
2.20%	5,095	1,470	–	604	3,683	6,304	8,780	12,637
2.25%	576	584	48	30	427	3,869	–	543
2.30%	124	3,174	–	–	108	574	–	4,082
2.35%	35	32	–	–	4	99	–	220
2.40%	–	6,874	–	–	–	2,562	–	10,751
2.45%	–	157	–	–	–	201	309	2,141
2.50%	–	–	–	–	127	446	5,126	942
2.55%	–	721	–	–	–	455	–	1,111
2.60%	–	–	–	–	81	–	3,208	4,428
2.65%	11	119	–	–	11	60	–	248
2.70%	–	–	–	–	308	110	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$2,124,023	1,776,065	418	38,888	2,463,322	5,336,675	129,148	2,437,943

	OppGlSec	OppGlSecS	OppHighIncS	OppMSt	OppMStS	OppMStSCapS	OppStratBdS	PVTGroInc
0.95%	$422,428	–	–	891,495	–	–	–	–
1.00%	95,908	–	–	418,850	–	–	–	–
1.05%	17,219	–	–	75,052	–	–	–	–
1.10%	145,649	–	–	210,888	–	–	–	–
1.15%	75,423	–	–	106,826	–	–	–	–
1.20%	316,381	–	–	500,081	–	–	–	–
1.25%	46,756	–	2,847	79,028	–	1,758	–	471
1.30%	49,128	–	–	109,913	–	–	–	–
1.35%	79,085	–	–	119,904	–	–	–	–
1.40%	369,181	–	–	685,102	–	–	–	–
1.45%	115,047	–	–	358,210	–	–	–	–
1.50%	36,649	17,460	–	84,100	26,970	–	12,755	–
1.55%	151,141	–	–	262,248	–	–	–	–
1.60%	77,543	11,381	–	122,067	6,447	–	8,681	–
1.65%	90,320	9,450	–	89,588	44,067	–	15,065	–
1.70%	25,925	–	–	27,184	–	–	–	–
1.75%	31,415	8,570	–	37,497	9,775	–	4,834	–
1.80%	35,784	6,204	–	51,685	2,611	–	1,467	–
1.85%	21,046	–	–	41,263	–	–	–	–
1.90%	8,401	2,458	–	9,306	2,901	–	2,371	–
1.95%	10,436	17,297	–	9,546	9,835	–	15,824	–
2.00%	14,153	590	–	20,407	1,518	–	64	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	OppGlSec	OppGlSecS	OppHighIncS	OppMSt	OppMStS	OppMStSCapS	OppStratBdS	PVTGroInc
2.05%	24,539	14,547	–	14,686	12,786	–	5,030	–
2.10%	1,854	16,006	–	3,972	20,685	–	10,720	–
2.15%	611	1,187	–	4,154	971	–	1,320	–
2.20%	2,317	15,211	–	6,286	13,548	–	4,019	–
2.25%	1,148	–	–	1,668	–	–	–	–
2.30%	382	–	–	1,210	–	–	–	–
2.35%	–	788	–	210	439	–	437	–
2.40%	1,245	–	–	1,313	–	–	–	–
2.45%	–	1,790	–	112	690	–	1,815	–
2.50%	10	597	–	373	133	–	137	–
2.55%	571	–	–	–	–	–	–	–
2.60%	–	831	–	1,151	1,764	–	1,045	–
2.65%	83	–	–	65	–	–	–	–
2.70%	143	–	–	–	–	–	–	–
2.85%	12	–	–	–	–	–	–	–

Totals	$2,267,933	124,367	2,847	4,345,440	155,140	1,758	85,584	471

	TRoeBlChip2	TRowEqInc2	TRowLtdTBd2	VEWrldEMktR1	VEWrldEMkt	VEWrldHAsR1	VEWrldHAs	VKCom2
0.95%	$–	–	–	50,149	132,465	84,575	112,761	–
1.00%	–	–	–	32,752	62,763	48,244	32,623	–
1.05%	–	–	–	6,424	8,706	4,573	6,577	–
1.10%	–	–	–	7,251	16,120	7,877	11,844	–
1.15%	–	–	–	3,633	5,043	9,037	4,734	–
1.20%	–	–	–	34,259	62,547	59,994	49,181	–
1.25%	74	512	12	2,952	8,210	1,810	4,754	–
1.30%	–	–	–	7,636	7,844	5,474	2,168	–
1.35%	–	–	–	5,282	8,977	8,753	5,938	–
1.40%	–	–	–	39,586	63,172	48,592	39,630	–
1.45%	–	–	–	18,358	26,293	21,468	16,301	–
1.50%	–	–	–	2,106	6,386	3,110	1,598	45,503
1.55%	–	–	–	10,710	9,057	10,047	12,513	–
1.60%	–	–	–	4,271	5,751	2,621	3,432	23,896
1.65%	–	–	–	3,239	7,844	4,451	4,402	45,399
1.70%	–	–	–	1,291	1,359	1,127	1,265	–
1.75%	–	–	–	3,110	2,199	144	433	21,975
1.80%	–	–	–	1,100	2,490	2,676	1,579	7,112
1.85%	–	–	–	1,887	840	6,351	1,333	–
1.90%	–	–	–	534	2,790	1,395	1,190	10,666
1.95%	–	–	–	258	508	838	–	50,496
2.00%	–	–	–	424	2,294	1,355	639	953
2.05%	–	–	–	157	1,381	658	775	35,836
2.10%	–	–	–	–	336	–	–	47,708
2.15%	–	–	–	104	200	431	150	5,368
2.20%	–	–	–	19	597	461	47	34,426
2.25%	162	225	327	13	–	13	–	–
2.30%	–	–	–	8	26	222	22	–
2.35%	–	–	–	–	–	–	–	3,717
2.40%	–	–	–	151	–	168	–	–
2.45%	–	–	–	–	–	–	–	3,585
2.50%	–	–	–	–	–	–	–	3,497
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	10,715
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$236	737	339	237,664	446,198	336,465	315,889	350,852

	VKEmGr2	VKCorPlus2	VKEmMkt	VKMidCapG	VKUSRealEst	VicDivrStk	WRAsStrat	WRBal
0.95%	$–	–	117,301	47,814	917,457	5,126	244,461	192,786
1.00%	–	–	40,628	20,172	294,938	4,008	4,181	2,313
1.05%	–	–	8,160	4,051	57,835	573	2,821	2,414
1.10%	–	–	17,875	11,460	190,616	16,180	307,347	173,357
1.15%	–	–	9,187	8,450	104,909	5,719	160,424	101,465
1.20%	–	–	55,445	54,326	439,410	31,293	11,808	6,177
1.25%	–	315	10,110	6,749	55,189	6,122	21,650	18,086
1.30%	–	–	4,685	4,318	60,317	756	3,332	2,031
1.35%	–	–	8,265	16,337	82,164	359	10,993	4,642
1.40%	–	–	51,977	48,221	572,289	12,002	466,386	303,087
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	VKEmGr2	VKCorPlus2	VKEmMkt	VKMidCapG	VKUSRealEst	VicDivrStk	WRAsStrat	WRBal
1.45%	–	–	15,841	22,174	174,000	76,308	67,143	39,011
1.50%	5,791	988	6,070	13,523	61,426	985	20,370	9,623
1.55%	–	–	25,208	16,870	280,981	38,298	390,946	228,313
1.60%	3,502	565	22,578	3,808	131,997	8,439	194,679	102,749
1.65%	3,185	1,616	7,491	25,840	84,757	3,383	30,898	19,164
1.70%	–	–	2,508	2,085	28,654	3,280	22,449	16,207
1.75%	3,641	119	12,061	8,340	48,777	9,032	3,480	9,538
1.80%	2,610	67	2,630	5,609	27,882	635	14,611	12,878
1.85%	–	–	4,853	4,226	55,811	1,254	61,908	26,007
1.90%	2,202	778	3,255	520	14,847	212	10,243	6,728
1.95%	7,485	303	170	655	26,347	–	14,472	8,608
2.00%	907	74	3,202	475	37,862	413	32,920	18,978
2.05%	6,699	306	3,939	3,734	38,520	6,856	12,637	8,342
2.10%	6,207	123	189	516	24,821	–	4,450	2,758
2.15%	596	–	768	12	10,384	4,514	2,035	264
2.20%	7,413	89	1,508	2,698	27,381	–	120	281
2.25%	–	63	–	13	4,470	–	3,313	1,548
2.30%	–	–	41	–	8,534	–	517	401
2.35%	586	–	–	–	2,074	–	–	–
2.40%	–	–	718	–	19,694	–	8,938	1,791
2.45%	846	397	–	–	4,649	–	2,202	–
2.50%	473	–	–	–	1,373	–	28	–
2.55%	–	–	–	–	1,494	–	–	–
2.60%	69	97	–	–	2,460	–	–	–
2.65%	–	–	–	–	620	–	–	–
2.70%	–	–	–	–	324	–	–	–
2.85%	–	–	–	–	17	–	–	–

Totals	$52,212	5,900	436,663	332,996	3,895,280	235,747	2,131,762	1,319,547

	WRBond	WRCoreEq	WRDivInc	WRGlNatRes	WRGrowth	WRHiInc	WRIntlGr	WRIntVal
0.95%	$187,469	384,217	19,292	3,369	471,764	141,789	79,749	16,090
1.00%	3,214	5,467	31	76	6,962	855	409	55
1.05%	4,076	5,671	458	28	8,840	3,572	1,245	359
1.10%	178,840	466,416	22,191	8,984	567,328	187,167	108,976	36,221
1.15%	77,750	181,851	11,666	3,318	249,922	89,759	49,330	15,826
1.20%	7,466	12,415	335	194	17,085	5,443	3,431	697
1.25%	13,535	33,539	1,703	1,211	37,947	17,579	5,401	2,564
1.30%	2,367	3,583	429	163	5,369	1,939	204	250
1.35%	4,570	14,653	775	517	17,064	3,621	2,172	1,276
1.40%	317,649	840,041	29,123	17,290	1,005,422	213,173	220,546	59,163
1.45%	26,617	105,396	5,302	1,305	140,551	21,026	18,284	6,976
1.50%	15,756	25,848	2,006	50	36,767	10,129	8,436	2,340
1.55%	214,699	566,201	29,244	18,768	662,384	174,653	144,519	41,904
1.60%	99,851	283,167	15,654	3,739	342,124	95,631	95,872	21,834
1.65%	14,047	61,193	3,909	280	82,075	8,812	10,039	896
1.70%	20,312	37,931	423	1,457	49,611	11,266	10,740	2,628
1.75%	4,352	6,235	453	82	13,855	5,784	1,287	289
1.80%	6,062	27,269	1,613	614	33,313	6,280	7,896	742
1.85%	29,358	88,463	1,167	1,765	102,852	21,346	18,186	5,561
1.90%	5,543	20,203	898	19	23,932	3,967	3,455	24
1.95%	14,527	38,857	346	1,398	38,119	12,612	10,029	375
2.00%	11,678	49,537	2,279	1,300	66,230	13,539	18,084	2,125
2.05%	5,300	17,264	511	488	25,361	6,557	2,438	561
2.10%	604	8,309	84	6	9,385	2,401	1,208	39
2.15%	18	468	170	247	2,259	137	336	230
2.20%	362	526	–	7	64	71	–	–
2.25%	3,053	8,969	–	600	10,769	1,939	4,300	568
2.30%	358	2,044	–	13	6,002	158	985	–
2.35%	–	–	–	–	–	–	–	–
2.40%	–	2,518	–	766	2,721	–	432	–
2.45%	6,248	66	–	–	–	63	72	–
2.50%	–	34	–	5	22	32	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$1,275,681	3,298,351	150,062	68,059	4,036,099	1,061,300	828,061	219,593

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	WRLTBond	WRMicCpGr	WRMidCpGr	WRMMkt	WRMortSec	WRRealEstS	WRSciTech	WRSmCap
0.95%	$75,361	3,881	1,025	38,147	5,532	10,324	178,766	219,318
1.00%	1,602	36	24	1,629	42	140	487	1,067
1.05%	2,112	93	196	1,116	172	375	2,914	3,285
1.10%	75,322	8,409	1,973	31,717	11,819	25,259	237,853	289,221
1.15%	43,608	2,834	967	11,579	2,952	11,580	87,682	129,763
1.20%	3,177	233	316	956	156	324	8,467	9,998
1.25%	5,589	15	35	3,627	953	1,592	7,735	14,215
1.30%	2,225	185	–	452	170	1,057	1,707	889
1.35%	1,894	274	13	1,872	415	1,306	7,470	11,251
1.40%	138,419	7,659	2,313	73,566	15,835	30,243	375,546	517,858
1.45%	17,042	1,916	94	20,659	1,082	6,666	32,495	36,850
1.50%	7,261	30	9	3,573	1,320	1,446	14,936	19,877
1.55%	74,575	7,058	3,324	39,835	14,445	46,124	329,690	399,701
1.60%	56,835	2,786	1,019	27,499	2,128	17,917	163,379	189,359
1.65%	9,867	401	335	6,581	928	1,288	12,960	18,591
1.70%	7,743	58	41	6,343	49	341	11,762	20,523
1.75%	1,711	148	83	634	–	173	3,523	1,899
1.80%	5,420	39	505	3,473	1,411	2,207	10,963	14,941
1.85%	22,428	396	306	11,941	718	2,403	45,620	52,029
1.90%	2,898	6	90	4,540	43	26	5,620	7,143
1.95%	2,273	110	118	1,150	78	139	22,262	19,827
2.00%	11,514	1,165	–	8,646	185	1,690	20,336	32,892
2.05%	3,133	229	5	889	–	2,325	10,240	6,525
2.10%	2,514	–	441	782	–	47	1,464	2,889
2.15%	118	619	124	9	–	–	1,076	946
2.20%	87	6	–	143	–	–	34	99
2.25%	4,579	–	–	2,423	–	558	2,693	6,111
2.30%	610	–	11	371	–	–	609	1,283
2.35%	–	–	–	–	–	–	–	–
2.40%	276	–	–	175	–	–	2,183	1,994
2.45%	103	–	–	–	–	–	1,057	79
2.50%	–	–	2	–	6	3	5	9
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$580,296	38,586	13,369	304,327	60,439	165,553	1,601,534	2,030,432

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	WRSmCpVal	WRValue	WFTrustOp
0.95%	$11,500	191,437	451,779
1.00%	26	464	98,724
1.05%	198	3,491	19,380
1.10%	22,202	311,087	170,003
1.15%	8,697	132,183	103,331
1.20%	536	8,424	384,752
1.25%	3,091	19,231	47,360
1.30%	31	4,152	48,849
1.35%	799	10,639	82,525
1.40%	27,737	381,182	406,479
1.45%	4,494	56,220	123,764
1.50%	2,465	19,697	40,731
1.55%	34,378	332,294	198,899
1.60%	16,257	204,624	90,737
1.65%	1,052	32,891	79,166
1.70%	255	17,386	38,796
1.75%	960	5,365	38,575
1.80%	1,224	19,674	45,406
1.85%	1,350	57,891	26,142
1.90%	–	8,615	5,068
1.95%	310	25,409	10,940
2.00%	1,511	39,500	16,572
2.05%	1,145	18,259	24,538
2.10%	–	2,508	4,301
2.15%	250	336	3,400
2.20%	–	424	5,499
2.25%	–	3,742	1,278
2.30%	–	949	399
2.35%	–	55	–
2.40%	–	2,458	1,757
2.45%	–	1,123	–
2.50%	–	–	579
2.55%	–	–	766
2.60%	–	–	1,794
2.65%	–	–	71
2.70%	–	–	316
2.85%	–	–	–

Totals	$140,468	1,911,710	2,572,676

(3)	Related Party Transactions
The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2005 and 2004, total transfers to the Account from the fixed account were $101,078,369 and $225,076,609, respectively, and total transfers from the Account to the fixed account were $91,794,057 and $121,886,830, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments recei ved from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $21,186 and $1,206,157 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2005 and 2004, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $13,325,092 and $19,108,673 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2005 and 2004, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights
The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns.The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2005. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM VIF – Basic Balanced Fund
2005	0.95% to 2.05%	72,175	$10.54 to 10.07	$749,591	1.43%	4.29% to 3.16%
2004	0.95% to 2.05%	75,617	10.11 to 9.76	755,714	1.41%	6.50% to 5.37%
2003	0.95% to 2.05%	78,940	9.49 to 9.26	743,430	2.46%	15.26% to 13.96%
2002	0.95% to 1.55%	45,020	8.18 to 8.24	369,841	5.12%	-18.39% to -17.89%

AIM VIF – Basic Value Fund – Series II Shares
2005	1.50%to 2.60%	723,691	11.28 to 10.82	8,064,422	0.00%	3.85% to 2.69%
2004	1.50% to 2.60%	771,896	10.86 to 10.54	8,311,060	0.00%	9.18% to 7.96%
2003	1.50% to 2.60%	741,502	9.95 to 9.76	7,338,132	0.00%	31.29% to 29.83%
2002	1.50% to 2.60%	298,956	7.52 to 7.58	2,260,202	0.00%	-24.80% to -24.23%	(a) (b)

AIM VIF – Blue Chip Fund – Series I Shares
2005	0.95% to 2.05%	49,836	9.64 to 9.20	473,443	0.58%	2.52% to 1.40%
2004	0.95% to 2.05%	50,444	9.40 to 9.08	469,043	0.12%	3.68% to 2.58%
2003	0.95% to 2.05%	40,180	9.07 to 8.85	360,974	0.00%	23.96% to 22.55%
2002	0.95% to 1.55%	21,069	7.27 to 7.32	153,752	0.00%	-27.31% to -26.86%

AIM VIF – Capital Appreciation Fund – Series I Shares
2005	0.95% to 1.75%	16,471	11.28 to 7.47	182,226	0.06%	7.81% to 6.97%
2004	0.95% to 1.75%	17,219	10.46 to 6.98	177,635	0.00%	5.61% to 4.83%
2003	0.95% to 1.75%	11,432	9.91 to 6.66	111,852	0.00%	28.29% to 27.23%
2002	0.95% to 1.10%	3,915	7.71 to 7.72	30,215	0.00%	-25.19% to -25.08%

AIM VIF – Capital Appreciation Fund – Series II Shares
2005	1.50% to 2.60%	135,164	11.30 to 10.85	1,507,567	0.00%	6.95% to 5.76%
2004	1.50% to 2.60%	155,396	10.57 to 10.26	1,626,691	0.00%	4.74% to 3.57%
2003	1.50% to 2.60%	173,419	10.09 to 9.90	1,739,753	0.00%	27.25% to 25.83%
2002	1.50% to 2.50%	62,716	7.88 to 7.93	495,921	0.00%	-21.25% to -20.71%	(a) (b)

AIM VIF – Capital Development Fund – Series II Shares
2005	1.50% to 2.45%	17,863	11.88 to 11.69	211,370	0.00%	7.63% to 6.60%
2004	1.50% to 2.05%	7,363	11.04 to 11.00	81,205	0.00%	10.37% to 9.96%	(a) (b)

AIM VIF – Core Equity Fund – Series I Shares
2005	0.95% to 1.55%	13,069	11.54 to 11.26	147,684	1.40%	4.31% to 3.68%
2004	0.95% to 1.55%	15,351	11.07 to 10.86	167,088	1.01%	7.93% to 7.28%
2003	0.95% to 1.55%	14,504	10.25 to 10.12	147,046	1.27%	23.24% to 22.49%
2002	0.95% to 1.55%	7,344	8.26 to 8.32	60,743	0.72%	-16.89% to -16.39%

AIM VIF – Premier Equity Fund – Series I Shares
2005	0.95% to 1.55%	46,399	9.48 to 9.24	432,685	0.80%	4.65% to 4.02%
2004	0.95% to 1.55%	51,837	9.05 to 8.88	463,546	0.47%	4.77% to 4.13%
2003	0.95% to 1.55%	49,765	8.64 to 8.53	426,173	0.32%	23.89% to 23.14%
2002	0.95% to 1.55%	46,242	6.93 to 6.98	321,013	0.78%	-31.34% to -30.92%

AIM VIF – Premier Equity Fund – Series II Shares
2005	1.50% to 2.60%	172,536	10.20 to 9.79	1,737,652	0.59%	3.79% to 2.63%
2004	1.50% to 2.60%	195,246	9.83 to 9.54	1,901,148	0.32%	3.91% to 2.75%
2003	1.50% to 2.60%	191,437	9.46 to 9.28	1,800,438	0.32%	22.96% to 21.59%
2002	1.50% to 2.45%	75,225	7.64 to 7.69	576,910	0.61%	-23.57% to -23.07%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class B
2005	1.50% to 2.60%	372,816	$11.57 to	11.11	$4,263,859	1.26%	3.03% to	1.88%
2004	1.50% to 2.60%	416,687	11.23 to	10.90	4,641,616	0.76%	9.55% to	8.33%
2003	1.50% to 2.60%	371,825	10.25 to	10.06	3,793,585	0.79%	30.20% to	28.75%
2002	1.50% to 2.60%	82,504	7.81 to	7.87	647,929	0.00%	-21.85% to	-21.26%	(a) (b)

Alliance VPSF – AllianceBernstein Large Cap Growth Portfolio – Class B
2005	1.50% to 2.60%	364,109	11.48 to	11.01	4,135,843	0.00%	13.13% to	11.87%
2004	1.50% to 2.60%	400,843	10.14 to	9.85	4,033,313	0.00%	6.72% to	5.53%
2003	1.50% to 2.60%	414,836	9.51 to	9.33	3,923,210	0.00%	21.52% to	20.16%
2002	1.50% to 2.60%	126,001	7.76 to	7.82	983,078	0.00%	-22.36% to	-21.77%	(a) (b)

Alliance VPSF – AllianceBernstein Small/Mid Cap Value Portfolio – Class B
2005	1.50% to 2.60%	411,436	14.12 to	13.55	5,735,857	0.55%	5.04% to	3.87%
2004	1.50% to 2.60%	485,953	13.44 to	13.05	6,469,324	0.08%	17.29% to	15.98%
2003	1.50% to 2.60%	498,772	11.46 to	11.25	5,681,552	0.55%	38.78% to	37.23%
2002	1.50% to 2.60%	153,160	8.20 to	8.26	1,261,226	0.00%	-18.04% to	-17.42%	(a) (b)

American Century VP – Income & Growth Fund – Class I
2005	0.95% to 2.70%	16,105,305	14.59 to	9.73	222,580,367	2.05%	3.64% to	1.86%
2004	0.95% to 2.70%	18,762,735	14.07 to	9.55	251,068,433	1.42%	11.92% to	10.03%
2003	0.95% to 2.70%	20,993,443	12.58 to	8.68	251,721,267	1.19%	28.13% to	25.85%
2002	0.95% to 2.25%	20,008,742	6.71 to	9.81	188,588,661	1.10%	-21.61% to	-20.14%
2001	0.95% to 2.25%	20,431,056	8.05 to	12.29	243,703,532	0.83%	-10.68% to	-9.23%

American Century VP – Income & Growth Fund – Class II
2005	1.50% to 2.60%	410,337	11.91 to	11.43	4,825,948	1.76%	2.95% to	1.81%
2004	1.50% to 2.60%	453,009	11.57 to	11.22	5,192,683	1.13%	10.89% to	9.65%
2003	1.50% to 2.60%	440,628	10.43 to	10.24	4,569,235	0.91%	27.25% to	25.83%
2002	1.50% to 2.60%	157,252	8.13 to	8.20	1,284,778	0.00%	-18.65% to	-18.04%	(a) (b)

American Century VP – Inflation Protection Fund – Class II
2005	0.95% to 2.45%	6,256,324	10.82 to	10.38	67,454,314	4.79%	0.60% to	-0.92%
2004	0.95% to 2.60%	5,298,678	10.75 to	10.45	56,958,290	3.57%	4.81% to	3.06%
2003	0.95% to 2.25%	1,685,537	10.26 to	10.33	17,335,412	1.22%	2.58% to	1.69%	(a) (b)

American Century VP – International Fund – Class I
2005	0.95% to 2.30%	7,696,317	13.84 to	10.26	103,644,925	1.18%	12.18% to	10.72%
2004	0.95% to 2.30%	9,350,630	12.34 to	9.27	112,520,318	0.55%	13.83% to	12.37%
2003	0.95% to 2.30%	10,982,643	10.84 to	8.25	116,204,136	0.73%	23.33% to	21.60%
2002	0.95% to 2.20%	13,652,082	6.70 to	8.88	117,330,400	0.94%	-22.38% to	-21.13%
2001	0.95% to 2.20%	19,760,892	8.60 to	11.28	215,444,041	0.09%	-31.02% to	-29.85%

American Century VP – International Fund – Class III
2005	0.95% to 2.60%	5,518,253	12.70 to	11.95	69,436,041	1.13%	12.03% to	10.23%
2004	0.95% to 2.60%	5,939,570	11.34 to	10.84	66,874,494	0.57%	13.99% to	12.18%
2003	0.95% to 2.60%	5,738,677	9.94 to	9.66	56,813,017	0.67%	23.33% to	21.23%
2002	0.95% to 2.25%	4,339,185	7.97 to	8.06	34,923,433	0.00%	-20.30% to	-19.36%	(a) (b)

American Century VP – Mid Cap Value Fund – Class II
2005	1.25% to 2.25%	4,747	11.21 to	11.14	53,154	1.38%	12.13% to	11.38%	(a) (b)

American Century VP – Ultra® Fund – Class I
2005	0.95% to 2.60%	1,997,032	10.96 to	10.31	21,677,939	0.00%	1.20% to	-0.46%
2004	0.95% to 2.60%	1,635,491	10.83 to	10.36	17,586,065	0.00%	9.62% to	7.87%
2003	0.95% to 2.70%	1,599,480	9.88 to	9.59	15,711,387	0.00%	23.71% to	21.51%
2002	0.95% to 2.25%	427,070	7.89 to	7.99	3,401,279	0.45%	-21.11% to	-20.13%	(a) (b)

American Century VP – Ultra® Fund – Class II
2005	1.50% to 2.60%	281,896	10.68 to	10.25	2,984,012	0.00%	0.45% to	-0.67%
2004	1.50% to 2.60%	314,693	10.63 to	10.32	3,322,592	0.00%	8.93% to	7.72%
2003	1.50% to 2.60%	318,356	9.76 to	9.58	3,093,529	0.00%	22.93% to	21.55%
2002	1.50% to 2.60%	84,098	7.88 to	7.94	665,893	0.15%	-21.20% to	-20.61%	(a) (b)

American Century VP – Value Fund – Class I
2005	0.95% to 2.65%	28,163,939	17.88 to	14.96	508,897,035	0.89%	4.04% to	2.30%
2004	0.95% to 2.65%	31,066,593	17.19 to	14.62	540,444,037	0.98%	13.25% to	11.41%
2003	0.95% to 2.65%	31,663,303	15.18 to	13.13	487,322,945	0.94%	27.73% to	25.55%
2002	0.95% to 2.25%	30,662,966	9.53 to	12.65	370,626,062	0.88%	-14.98% to	-13.45%
2001	0.95% to 2.25%	22,460,603	11.16 to	14.65	315,105,611	0.68%	9.91% to	11.74%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century VP – Value Fund – Class II
2005	1.50% to 2.60%	718,655	$ 12.70 to	12.19	$9,030,848	0.71%	3.29% to	2.14%
2004	1.50% to 2.60%	736,549	12.29 to	11.93	8,984,780	0.83%	12.46% to	11.21%
2003	1.50% to 2.60%	732,705	10.93 to	10.73	7,970,560	0.67%	26.88% to	25.47%
2002	1.50% to 2.60%	276,263	8.55 to	8.62	2,374,430	0.00%	-14.48% to	-13.84%	(a) (b)

American Century VP – VistaSM Fund – Class II
2005	1.25% to 2.25%	1,310	11.36 to	11.28	14,808	0.00%	13.61% to	12.84%	(a) (b)

BB&T VIF – Capital Manager Equity Fund
2005	0.95% to 1.75%	173,891	11.58 to	11.20	1,977,946	1.46%	5.76% to	4.95%
2004	0.95% to 1.75%	179,516	10.95 to	10.68	1,938,845	0.76%	10.85% to	10.03%
2003	0.95% to 1.75%	160,093	9.88 to	9.70	1,566,829	0.39%	24.28% to	23.25%
2002	0.95% to 1.70%	141,508	7.88 to	7.95	1,118,486	0.32%	-22.59% to	-22.00%

BB&T VIF – Large Cap Value Fund
2005	0.95% to 2.00%	340,929	11.76 to	11.26	3,959,805	1.89%	5.89% to	4.82%
2004	0.95% to 2.00%	357,885	11.11 to	10.75	3,937,384	1.79%	12.10% to	11.00%
2003	0.95% to 2.00%	322,683	9.91 to	9.68	3,177,031	1.93%	22.45% to	21.11%
2002	0.95% to 1.70%	173,232	8.02 to	8.09	1,397,651	1.85%	-21.01% to	-20.41%

BB&T VIF – Large Company Growth Fund
2005	0.95% to 2.05%	181,917	9.50 to	9.07	1,696,640	0.38%	0.92% to	-0.18%
2004	0.95% to 2.05%	203,835	9.41 to	9.08	1,889,640	0.44%	4.62% to	3.52%
2003	0.95% to 2.05%	186,382	9.00 to	8.77	1,658,565	0.00%	26.81% to	25.36%
2002	0.95% to 1.70%	106,392	7.02 to	7.09	750,507	0.00%	-31.82% to	-31.13%

BB&T VIF – Mid Cap Growth Fund
2005	0.95% to 2.05%	221,842	14.78 to	14.14	3,227,954	0.00%	13.30% to	12.12%
2004	0.95% to 2.05%	232,570	13.05 to	12.61	2,998,507	0.00%	16.08% to	14.89%
2003	0.95% to 2.05%	183,955	11.24 to	10.98	2,052,428	0.00%	35.27% to	33.75%
2002	0.95% to 1.65%	126,777	8.22 to	8.31	1,048,811	0.00%	-21.50% to	-20.76%

Credit Suisse Trust – Global Small Cap Portfolio
2005	0.95% to 1.40%	303,526	12.25 to	14.65	3,775,401	0.00%	15.04% to	14.52%
2004	0.95% to 1.65%	369,551	10.65 to	12.59	3,985,920	0.00%	16.87% to	16.04%
2003	0.95% to 1.65%	447,652	9.11 to	10.85	4,142,199	0.00%	46.26% to	45.22%
2002	0.95% to 1.65%	572,102	6.20 to	7.65	3,626,422	0.00%	-35.25% to	-34.78%
2001	0.95% to 1.65%	881,184	9.51 to	11.75	8,573,915	0.00%	-29.82% to	-29.32%

Credit Suisse Trust – International Focus Portfolio
2005	0.95% to 1.65%	722,518	11.71 to	13.03	8,518,004	0.84%	16.33% to	15.51%
2004	0.95% to 1.65%	921,733	10.07 to	11.28	9,327,288	0.93%	13.65% to	12.85%
2003	0.95% to 1.65%	1,056,590	8.86 to	10.00	9,407,868	0.43%	31.83% to	30.90%
2002	0.95% to 1.65%	1,294,997	6.69 to	7.82	8,745,981	0.00%	-21.23% to	-20.67%
2001	0.95% to 1.65%	1,823,262	8.44 to	9.88	15,534,586	0.00%	-23.57% to	-23.02%

Credit Suisse Trust – Large Cap Value Portfolio
2005	0.95% to 2.30%	993,748	14.59 to	11.44	14,454,274	0.75%	7.12% to	5.72%
2004	0.95% to 2.30%	1,103,928	13.62 to	10.82	15,004,067	0.52%	10.29% to	8.86%
2003	0.95% to 2.30%	1,221,166	12.35 to	9.94	15,061,157	0.70%	23.98% to	22.24%
2002	0.95% to 1.85%	1,401,028	7.47 to	10.22	13,953,162	0.91%	-24.91% to	-23.83%
2001	0.95% to 1.85%	1,671,364	9.90 to	13.44	21,865,632	0.00%	-1.35% to	-0.02%

Dreyfus Emerging Leaders Fund – Service Shares
2005	1.50% to 2.60%	121,394	12.93 to	12.40	1,548,272	0.00%	3.18% to	2.03%
2004	1.50% to 2.60%	126,077	12.53 to	12.16	1,562,984	0.00%	12.48% to	11.22%
2003	1.50% to 2.60%	122,126	11.14 to	10.93	1,350,550	0.00%	44.96% to	43.34%
2002	1.50% to 2.35%	38,847	7.64 to	7.68	297,477	0.00%	-23.62% to	-23.17%	(a) (b)

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class
2005	0.95% to 2.45%	4,740,947	13.35 to	12.63	62,677,695	0.00%	6.22% to	4.68%
2004	0.95% to 2.45%	5,300,317	12.57 to	12.07	66,154,517	0.43%	20.73% to	19.03%
2003	0.95% to 2.40%	3,945,170	10.41 to	10.15	40,884,829	0.25%	36.47% to	34.45%
2002	0.95% to 2.05%	1,223,668	7.55 to	7.63	9,310,674	0.28%	-24.49% to	-23.74%	(a) (b)

Dreyfus Socially Responsible Growth Fund, Inc., – Service Shares, The
2005	1.50% to 2.60%	31,607	9.91 to	9.51	309,376	0.00%	1.81% to	0.67%
2004	1.50% to 2.60%	44,270	9.73 to	9.44	425,727	0.17%	4.35% to	3.19%
2003	1.50% to 2.60%	36,008	9.32 to	9.15	333,031	0.00%	23.87% to	22.49%
2002	1.50% to 2.60%	12,952	7.47 to	7.53	97,212	0.03%	-25.29% to	-24.73%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus Socially Responsible Growth Fund, Inc., The
2005	0.95% to 2.70%	10,565,350	$10.76 to	7.21	$110,388,147	0.00%	2.63% to	0.85%
2004	0.95% to 2.70%	13,226,882	10.49 to	7.14	134,949,800	0.38%	5.20% to	3.41%
2003	0.95% to 2.70%	14,356,877	9.97 to	6.91	139,619,825	0.11%	24.81% to	22.55%
2002	0.95% to 2.25%	15,948,771	5.41 to	7.99	124,666,691	0.20%	-30.97% to	-29.62%
2001	0.95% to 2.25%	19,487,708	7.79 to	11.35	217,233,733	0.06%	-24.80% to	-23.32%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	0.95% to 2.65%	71,700,975	13.63 to	9.10	928,266,696	1.56%	3.70% to	1.96%
2004	0.95% to 2.65%	85,102,726	13.14 to	8.92	1,065,918,982	1.75%	9.59% to	7.79%
2003	0.95% to 2.65%	92,185,602	11.99 to	8.28	1,056,735,132	1.42%	27.15% to	24.95%
2002	0.95% to 2.25%	95,354,292	5.89 to	9.43	864,619,920	1.33%	-24.49% to	-23.10%
2001	0.95% to 2.25%	99,494,839	7.77 to	12.27	1,183,396,916	1.08%	-14.51% to	-13.02%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2005	0.95% to 2.60%	10,849,045	13.74 to	9.23	140,981,903	0.02%	3.39% to	1.70%
2004	0.95% to 2.60%	12,838,264	13.29 to	9.08	162,001,508	1.58%	4.05% to	2.38%
2003	0.95% to 2.65%	14,368,474	12.77 to	8.84	174,630,642	1.38%	20.02% to	17.94%
2002	0.95% to 2.25%	14,518,204	7.04 to	10.64	147,581,762	1.12%	-18.97% to	-17.51%
2001	0.95% to 2.25%	14,326,910	8.65 to	12.90	178,390,661	0.86%	-11.54% to	-10.18%

Dreyfus VIF – Appreciation Portfolio – Service Shares
2005	1.50% to 2.60%	353,031	10.53 to	10.11	3,670,539	0.00%	2.56% to	1.42%
2004	1.50% to 2.60%	365,410	10.27 to	9.97	3,716,756	1.44%	3.22% to	2.07%
2003	1.50% to 2.60%	345,131	9.95 to	9.77	3,413,604	1.64%	19.02% to	17.69%
2002	1.50% to 2.50%	120,876	8.30 to	8.36	1,007,673	1.83%	-16.96% to	-16.39%	(a) (b)

Dreyfus VIF – Developing Leaders Portfolio – Initial Shares
2005	0.95% to 1.85%	39,559	12.88 to	11.14	466,784	0.00%	4.80% to	3.88%
2004	0.95% to 1.85%	39,370	12.29 to	10.72	445,804	0.21%	10.28% to	9.37%
2003	0.95% to 1.85%	36,181	11.14 to	9.80	371,156	0.03%	30.44% to	29.23%
2002	0.95% to 1.40%	27,276	7.59 to	8.54	210,757	0.04%	-20.65% to	-19.89%

Dreyfus VIF – International Value Portfolio – Initial Shares
2005	0.95% to 1.55%	29,758	15.55 to	15.16	455,973	0.00%	10.83% to	10.16%
2004	0.95% to 1.55%	31,294	14.03 to	13.76	434,279	1.08%	18.88% to	18.16%
2003	0.95% to 1.55%	32,213	11.80 to	11.65	377,382	1.47%	35.06% to	34.24%
2002	0.95% to 1.55%	8,057	8.68 to	8.74	70,197	1.70%	-13.59% to	-13.06%

Federated IS – American Leaders Fund II – Service Shares
2005	1.50% to 2.60%	58,134	11.25 to	10.80	644,442	1.25%	3.21% to	2.06%
2004	1.50% to 2.60%	67,408	10.90 to	10.58	727,827	1.23%	7.86% to	6.65%
2003	1.50% to 2.60%	62,971	10.11 to	9.92	632,955	0.90%	25.41% to	24.01%
2002	1.50% to 2.20%	16,666	8.02 to	8.06	134,110	0.00%	-19.78% to	-19.40%	(a) (b)

Federated IS – Capital Appreciation Fund II – Service Shares
2005	1.50% to 2.60%	101,179	10.49 to	10.07	1,048,079	0.82%	0.17% to	-0.94%
2004	1.50% to 2.60%	121,303	10.47 to	10.16	1,258,078	0.49%	5.50% to	4.33%
2003	1.50% to 2.60%	127,784	9.93 to	9.74	1,260,625	0.35%	22.02% to	20.66%
2002	1.50% to 2.60%	54,725	8.08 to	8.14	444,085	0.00%	-19.25% to	-18.64%	(a) (b)

Federated IS – High Income Bond Fund II – Service Shares
2005	1.50% to 2.60%	429,576	12.59 to	12.08	5,327,276	8.31%	0.74% to	-0.38%
2004	1.50% to 2.60%	501,358	12.50 to	12.13	6,200,535	7.42%	8.51% to	7.30%
2003	1.50% to 2.60%	594,118	11.52 to	11.30	6,802,892	4.65%	19.97% to	18.63%
2002	1.50% to 2.60%	118,039	9.53 to	9.60	1,130,291	0.00%	-4.71% to	-3.99%	(a) (b)

Federated IS – Quality Bond Fund II – Primary Shares
2005	0.95% to 2.70%	24,642,363	13.27 to	11.71	319,956,654	3.84%	0.34% to	-1.42%
2004	0.95% to 2.70%	27,791,514	13.22 to	11.87	360,649,435	4.24%	2.64% to	0.84%
2003	0.95% to 2.70%	33,400,483	12.88 to	11.78	423,435,511	3.57%	3.65% to	1.86%
2002	0.95% to 2.25%	33,983,812	11.56 to	12.43	416,870,120	2.89%	6.38% to	8.27%
2001	0.95% to 2.25%	20,337,003	10.94 to	11.48	231,280,234	1.56%	5.41% to	6.98%

Federated IS – Quality Bond Fund II – Service Shares
2005	1.50% to 2.60%	906,385	11.12 to	10.67	9,961,595	3.57%	-0.52% to	-1.63%
2004	1.50% to 2.60%	1,034,363	11.18 to	10.85	11,460,780	4.09%	1.77% to	0.63%
2003	1.50% to 2.60%	1,158,034	10.98 to	10.78	12,646,527	3.11%	2.87% to	1.72%
2002	1.50% to 2.60%	393,660	10.59 to	10.67	4,192,600	0.00%	5.95% to	6.74%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® VIP – Equity-Income Portfolio – Service Class
2005	0.95% to 2.65%	54,528,487	$14.86 to	11.56	$ 805,264,252	1.58%	4.76% to	3.00%
2004	0.95% to 2.65%	63,110,573	14.18 to	11.22	891,838,209	1.45%	10.32% to	8.52%
2003	0.95% to 2.65%	64,919,984	12.86 to	10.34	833,502,241	1.53%	28.98% to	26.76%
2002	0.95% to 2.25%	60,212,580	7.41 to	10.24	600,903,507	1.61%	-19.24% to	-17.79%
2001	0.95% to 2.25%	54,589,794	9.12 to	12.48	665,304,573	1.40%	-7.60% to	-6.00%

Fidelity® VIP – Equity-Income Portfolio – Service Class 2
2005	1.50% to 2.60%	1,326,705	11.94 to	11.46	15,660,964	1.46%	3.99% to	2.83%
2004	1.50% to 2.60%	1,470,503	11.48 to	11.14	16,742,355	1.39%	9.57% to	8.34%
2003	1.50% to 2.60%	1,453,838	10.48 to	10.28	15,156,305	0.93%	28.08% to	26.65%
2002	1.50% to 2.60%	443,769	8.12 to	8.18	3,622,751	0.00%	-18.80% to	-18.19%	(a) (b)

Fidelity® VIP – Growth Portfolio – Service Class
2005	0.95% to 2.65%	41,679,172	13.16 to	8.10	513,272,202	0.40%	4.67% to	2.90%
2004	0.95% to 2.65%	51,970,948	12.57 to	7.87	613,327,993	0.17%	2.28% to	0.59%
2003	0.95% to 2.65%	58,941,283	12.29 to	7.83	683,298,017	0.18%	31.52% to	29.22%
2002	0.95% to 2.20%	60,318,635	5.87 to	9.35	534,138,053	0.15%	-32.14% to	-30.86%
2001	0.95% to 2.20%	69,067,055	8.59 to	13.52	892,510,436	0.00%	-19.96% to	-18.51%

Fidelity® VIP – Growth Portfolio – Service Class 2
2005	1.50% to 2.60%	584,358	10.25 to	9.84	5,916,818	0.27%	3.92% to	2.77%
2004	1.50% to 2.60%	622,916	9.86 to	9.57	6,092,705	0.13%	1.58% to	0.44%
2003	1.50% to 2.60%	619,256	9.71 to	9.53	5,981,099	0.08%	30.55% to	29.10%
2002	1.50% to 2.60%	202,676	7.38 to	7.44	1,504,242	0.00%	-26.18% to	-25.62%	(a) (b)

Fidelity® VIP – High Income Portfolio – Service Class
2005	0.95% to 2.65%	22,786,741	9.76 to	8.91	228,692,417	14.51%	1.55% to	-0.16%
2004	0.95% to 2.65%	28,067,837	9.61 to	8.92	277,897,270	7.77%	8.43% to	6.63%
2003	0.95% to 2.65%	35,327,848	8.86 to	8.37	323,732,284	5.77%	25.76% to	23.70%
2002	0.95% to 2.25%	26,938,971	6.37 to	7.69	195,766,587	9.64%	0.83% to	2.63%
2001	0.95% to 2.20%	25,533,687	6.29 to	7.51	179,983,516	13.15%	-14.04% to	-12.74%

Fidelity® VIP – Overseas Portfolio – Service Class
2005	0.95% to 2.25%	4,468,213	14.43 to	11.88	65,144,063	0.56%	17.84% to	16.37%
2004	0.95% to 2.25%	5,309,091	12.25 to	10.21	65,783,903	1.09%	12.41% to	11.05%
2003	0.95% to 2.25%	6,173,912	10.90 to	9.19	68,125,249	0.74%	41.85% to	39.95%
2002	0.95% to 2.20%	7,674,047	6.17 to	8.42	59,763,768	0.79%	-22.25% to	-21.10%
2001	0.95% to 2.20%	10,843,987	7.92 to	10.69	107,319,995	5.59%	-23.21% to	-22.03%

Fidelity® VIP – Overseas Portfolio – Service Class 2 R
2005	1.50% to 2.60%	675,789	14.19 to	13.62	9,468,985	0.50%	16.97% to	15.66%
2004	1.50% to 2.60%	708,262	12.13 to	11.78	8,510,693	1.00%	11.62% to	10.37%
2003	1.50% to 2.60%	646,592	10.87 to	10.67	6,988,652	0.53%	40.86% to	39.28%
2002	1.50% to 2.60%	202,377	7.66 to	7.72	1,557,719	0.00%	-23.40% to	-22.82%	(a) (b)

Fidelity® VIP – Overseas Portfolio – Service Class R
2005	0.95% to 2.65%	6,958,794	14.56 to	13.68	100,454,692	0.52%	17.80% to	15.85%
2004	0.95% to 2.65%	6,862,770	12.36 to	11.80	84,243,034	0.94%	12.42% to	10.61%
2003	0.95% to 2.70%	5,106,033	10.99 to	10.66	55,922,783	0.48%	41.89% to	39.35%
2002	0.95% to 2.25%	2,316,895	7.65 to	7.75	17,918,637	0.00%	-23.48% to	-22.52%	(a) (b)

Fidelity® VIP II – Contrafund® Portfolio – Service Class
2005	0.95% to 2.85%	48,190,974	19.06 to	12.84	889,863,683	0.19%	15.74% to	13.60%
2004	0.95% to 2.85%	47,949,091	16.47 to	11.31	767,936,500	0.24%	14.24% to	12.15%
2003	0.95% to 2.85%	46,557,635	14.41 to	10.08	654,671,016	0.33%	27.13% to	24.71%
2002	0.95% to 2.40%	45,313,610	6.92 to	11.34	503,327,033	0.72%	-12.03% to	-10.29%
2001	0.95% to 2.25%	44,175,712	7.82 to	12.64	551,070,400	0.67%	-14.60% to	-13.20%

Fidelity® VIP II – Contrafund® Portfolio – Service Class 2
2005	1.50% to 2.60%	1,274,568	14.20 to	13.62	17,887,257	0.12%	14.90% to	13.62%
2004	1.50% to 2.60%	1,246,619	12.36 to	11.99	15,271,569	0.21%	13.43% to	12.17%
2003	1.50% to 2.60%	1,168,158	10.89 to	10.69	12,657,188	0.16%	26.27% to	24.87%
2002	1.50% to 2.60%	337,942	8.56 to	8.63	2,907,598	0.00%	-14.39% to	-13.74%	(a) (b)

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class
2005	0.95% to 2.40%	4,565,853	10.61 to	11.07	49,110,582	3.14%	1.11% to	-0.35%
2004	0.95% to 2.25%	2,891,195	10.49 to	11.15	30,798,680	2.94%	3.33% to	1.99%
2003	0.95% to 2.05%	1,077,164	10.15 to	10.97	11,207,437	0.00%	1.53% to	0.80%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® VIP III – Growth Opportunities Portfolio – Service Class
2005	0.95% to 2.35%	7,586,186	$10.45 to 7.37	$77,163,649	0.84%	7.83% to 6.35%
2004	0.95% to 2.35%	9,323,234	9.69 to 6.93	88,133,135	0.48%	6.04% to 4.61%
2003	0.95% to 2.35%	10,741,094	9.14 to 6.62	95,964,919	0.62%	28.43% to 26.61%
2002	0.95% to 2.20%	12,480,171	5.09 to 7.12	86,958,330	0.95%	-23.86% to -22.66%
2001	0.95% to 2.20%	15,069,734	6.67 to 9.20	136,159,773	0.25%	-16.62% to -15.26%

Fidelity® VIP III – Mid Cap Portfolio – Service Class 2
2005	1.50% to 2.60%	734,732	16.66 to 15.99	12,091,781	0.00%	16.25% to 14.96%
2004	1.50% to 2.60%	741,487	14.33 to 13.91	10,528,591	0.00%	22.79% to 21.42%
2003	1.50% to 2.60%	656,982	11.67 to 11.45	7,623,045	0.15%	36.18% to 34.66%
2002	1.50% to 2.60%	211,852	8.50 to 8.57	1,810,462	0.00%	-14.95% to -14.31%	(a) (b)

Fidelity® VIP III – Value Strategies Portfolio – Service Class
2005	0.95% to 2.65%	3,312,290	13.38 to 12.56	43,862,396	0.00%	1.58% to -0.12%
2004	0.95% to 2.65%	4,540,152	13.17 to 12.58	59,295,063	0.00%	12.90% to 11.09%
2003	0.95% to 2.65%	4,151,781	11.66 to 11.32	48,179,536	0.00%	56.29% to 53.62%
2002	0.95% to 2.20%	897,365	7.37 to 7.46	6,681,297	0.00%	-26.30% to -25.38%	(a) (b)

Fidelity® VIP III – Value Strategies Portfolio – Service Class 2
2005	1.50% to 2.60%	200,980	13.12 to 12.59	2,603,222	0.00%	0.89% to -0.23%
2004	1.50% to 2.60%	226,885	13.00 to 12.62	2,923,757	0.00%	12.13% to 10.88%
2003	1.50% to 2.60%	182,049	11.60 to 11.38	2,099,853	0.00%	55.01% to 53.28%
2002	1.50% to 2.60%	59,983	7.42 to 7.48	447,622	0.00%	-25.75% to -25.19%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class 2
2005	1.25%	944	10.71	10,107	0.87%	7.06%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class 2
2005	1.25%	379	11.01	4,174	1.01%	10.14%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class 2
2005	1.25%	372	11.22	4,175	1.01%	12.22%	(a) (b)

Fidelity® VIP IV – Natural Resources Portfolio – Service Class 2
2005	1.25%	2,596	13.40	34,792	0.71%	34.02%	(a) (b)

Financial Investors VIT – First Horizon Capital Appreciation Portfolio
2005	0.95% to 2.00%	39,067	14.17 to 13.53	542,543	0.00%	2.08% to 1.00%
2004	0.95% to 2.00%	41,705	13.88 to 13.40	569,994	0.00%	10.19% to 9.02%
2003	0.95% to 2.00%	39,589	12.60 to 12.29	492,966	0.00%	40.93% to 39.44%
2002	0.95% to 2.00%	21,602	8.81 to 8.94	191,806	0.00%	-20.25% to -19.40%
2001	0.95% to 2.00%	748	11.05 to 11.09	8,286	0.00%	10.50% to 10.88%	(a) (b)

Initial Funding by Depositor
2005	0.00%	50,000	14.46	723,423	0.00%	3.06%
2004	0.00%	50,000	14.04	701,963	0.00%	11.25%
2003	0.00%	50,000	12.62	631,000	0.00%	42.28%
2002	0.00%	50,000	8.87	443,500	0.00%	-18.62%
2001	0.00%	50,000	10.90	545,000	0.00%	9.00%	(a) (b)

Financial Investors VIT – First Horizon Core Equity Portfolio
2005	0.95% to 2.00%	149,531	9.64 to 9.21	1,415,472	1.28%	-3.66% to -4.68%
2004	0.95% to 2.00%	179,886	10.01 to 9.66	1,776,697	0.70%	4.48% to 3.37%
2003	0.95% to 2.00%	191,003	9.58 to 9.34	1,812,845	0.24%	27.38% to 26.03%
2002	0.95% to 2.00%	140,512	7.41 to 7.52	1,051,904	0.37%	-27.59% to -26.81%
2001	0.95% to 2.00%	10,994	10.24 to 10.27	112,875	0.15%	2.38% to 2.73%	(a) (b)

Initial Funding by Depositor
2005	0.00%	50,000	9.81	490,710	1.28%	-2.74%
2004	0.00%	50,000	10.09	504,531	0.70%	5.48%
2003	0.00%	50,000	9.57	478,333	0.24%	28.60%
2002	0.00%	50,000	7.44	371,962	0.37%	-26.11%
2001	0.00%	50,000	10.07	503,392	0.15%	0.70%	(a) (b)

Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class 2
2005	1.25% to 2.25%	82,711	11.47 to 10.68	935,884	0.77%	2.14% to 6.75%	(b)
2004	1.25%	42,724	11.23	479,896	0.18%	9.61%

Franklin Templeton VIP – Franklin Small Cap Value Securities Fund – Class 2
2005	1.25%	29,831	14.02	418,165	0.73%	7.41%
2004	1.25%	17,859	13.05	233,070	0.04%	22.20%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton VIP – Templeton Developing Markets Securities Fund – Class 3
2005	1.25%	11,667	$12.70	$148,149	0.00%	26.98%	(a) (b)

Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 2
2005	1.25%	7,345	13.61	99,962	1.10%	8.80%
2004	1.25%	8,344	12.51	104,377	1.47%	17.05%

Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 3
2005	1.25%	32,270	12.37	399,267	0.68%	8.76%
2004	1.25%	3,590	11.38	40,840	0.00%	13.76%	(a) (b)

Franklin Templeton VIP – Templeton Global Income Securities Fund – Class 3
2005	1.25%	7,294	9.80	71,475	0.00%	-2.01%	(a) (b)

Gartmore GVIT Dreyfus International Value Fund – Class II
2005	1.25%	313	14.26	4,465	1.14%	10.39%
2004	1.25%	336	12.92	4,341	2.07%	18.50%

Gartmore GVIT Dreyfus International Value Fund – Class III
2005	0.95% to 2.65%	3,202,480	18.28 to 17.49	58,153,730	1.57%	10.99% to 9.16%
2004	0.95% to 2.40%	2,138,241	16.47 to 16.09	35,083,705	1.85%	19.12% to 17.51%
2003	0.95% to 2.15%	458,485	13.73 to 13.62	6,285,255	0.00%	37.29% to 36.25%	(a) (b)

Gartmore GVIT Dreyfus International Value Fund – Class VI
2005	1.50% to 2.45%	67,378	12.63 to 12.43	847,614	1.29%	10.13% to 9.07%
2004	1.50% to 2.20%	28,799	11.47 to 11.42	329,969	0.49%	14.72% to 14.18%	(a) (b)

Gartmore GVIT Dreyfus Mid Cap Index Fund – Class I
2005	0.95% to 2.70%	14,674,682	20.78 to 16.74	316,647,935	1.01%	11.04% to 9.15%
2004	0.95% to 2.70%	15,860,940	18.71 to 15.33	308,684,977	0.54%	14.63% to 12.71%
2003	0.95% to 2.70%	15,398,869	16.32 to 13.60	262,026,841	0.44%	33.37% to 31.02%
2002	0.95% to 2.25%	14,362,198	8.84 to 13.65	183,719,797	0.39%	-17.61% to -16.11%
2001	0.95% to 2.25%	10,642,272	10.68 to 16.30	162,769,286	0.49%	-3.99% to -2.25%

Gartmore GVIT Emerging Markets Fund – Class I
2005	0.95% to 2.15%	260,253	17.63 to 14.25	4,361,320	0.58%	31.38% to 29.92%
2004	0.95% to 2.15%	284,119	13.42 to 10.97	3,633,362	0.85%	19.60% to 18.31%
2003	0.95% to 2.15%	406,653	11.22 to 9.27	4,356,168	0.55%	63.70% to 61.73%
2002	0.95% to 2.05%	515,037	5.71 to 6.85	3,389,175	0.22%	-17.20% to -16.04%
2001	0.95% to 1.85%	688,788	6.90 to 8.16	5,327,512	0.47%	-7.52% to -6.09%

Gartmore GVIT Emerging Markets Fund – Class III
2005	0.95% to 2.45%	4,965,345	19.35 to 18.33	95,170,769	0.52%	31.40% to 29.54%
2004	0.95% to 2.35%	3,106,247	14.73 to 14.19	45,429,179	1.04%	19.61% to 18.08%
2003	0.95% to 2.40%	2,849,141	12.31 to 12.01	34,902,010	0.47%	63.65% to 61.26%
2002	0.95% to 2.25%	1,318,331	7.45 to 7.52	9,892,328	0.36%	-25.50% to -24.76%	(a) (b)

Gartmore GVIT Emerging Markets Fund – Class VI
2005	1.50% to 2.45%	39,305	15.32 to 15.08	598,733	0.49%	30.51% to 29.25%
2004	1.50% to 2.20%	13,294	11.74 to 11.68	155,709	1.69%	17.39% to 16.84%	(a) (b)

Gartmore GVIT Federated High Income Bond Fund – Class I
2005	0.95% to 2.50%	8,998,545	14.05 to 11.74	121,811,097	6.73%	1.41% to -0.14%
2004	0.95% to 2.65%	16,155,881	13.85 to 11.65	216,070,644	6.95%	9.05% to 7.24%
2003	0.95% to 2.50%	16,524,655	12.70 to 10.94	203,364,646	7.83%	21.11% to 19.28%
2002	0.95% to 2.20%	13,477,703	8.90 to 10.49	137,551,122	8.60%	0.65% to 2.24%
2001	0.95% to 2.20%	9,462,395	8.82 to 10.26	95,231,351	10.09%	1.53% to 3.22%

Gartmore GVIT Federated High Income Bond Fund – Class III
2005	0.95% to 2.65%	3,808,514	10.47 to 10.36	39,805,529	8.70%	4.74% to 3.56%	(a) (b)

Gartmore GVIT Global Financial Services Fund – Class I
2005	1.25%	2,396	15.74	37,710	1.26%	9.77%
2004	1.25%	3,093	14.34	44,349	1.54%	19.48%
2003	1.25%	2,686	12.00	32,234	0.46%	39.69%

Gartmore GVIT Global Financial Services Fund – Class III
2005	0.95% to 2.60%	740,148	16.37 to 15.35	11,984,534	1.58%	10.12% to 8.35%
2004	0.95% to 2.60%	614,645	14.86 to 14.17	9,063,639	1.77%	19.98% to 18.11%
2003	0.95% to 2.60%	444,314	12.39 to 11.99	5,474,639	0.55%	40.12% to 37.82%
2002	0.95% to 2.00%	268,594	8.71 to 8.84	2,369,793	0.15%	-12.86% to -11.58%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT Global Health Sciences Fund – Class I
2005	1.25%	8,212	$12.73	$104,566	0.00%	7.09%
2004	1.25%	8,804	11.89	104,685	0.00%	6.51%
2003	1.25%	580	11.16	6,475	0.00%	34.99%

Gartmore GVIT Global Health Sciences Fund – Class III
2005	0.95% to 2.65%	2,518,573	13.16 to 12.31	32,740,994	0.00%	7.40% to 5.60%
2004	0.95% to 2.65%	2,433,103	12.25 to 11.65	29,522,923	0.00%	6.82% to 5.06%
2003	0.95% to 2.65%	1,751,103	11.47 to 11.09	19,957,282	0.00%	35.47% to 33.19%
2002	0.95% to 2.60%	966,515	8.33 to 8.47	8,156,119	0.00%	-16.73% to -15.34%	(a) (b)

Gartmore GVIT Global Technology and Communications Fund – Class I
2005	0.95% to 2.20%	788,346	3.02 to 2.83	2,499,299	0.00%	-1.46% to -2.70%
2004	0.95% to 2.20%	997,831	3.07 to 3.57	3,219,904	0.00%	3.32% to 2.08%
2003	0.95% to 2.20%	1,232,090	2.97 to 3.50	3,847,558	0.00%	53.76% to 51.78%
2002	0.95% to 2.20%	1,513,650	1.88 to 2.35	3,100,271	0.66%	-44.20% to -43.33%
2001	0.95% to 2.20%	2,521,408	3.35 to 4.19	9,096,947	0.00%	-44.30% to -43.27%

Gartmore GVIT Global Technology and Communications Fund – Class III
2005	0.95% to 2.40%	916,675	11.18 to 10.59	10,136,663	0.00%	-1.46% to -2.91%
2004	0.95% to 2.40%	1,321,233	11.34 to 10.90	14,861,753	0.00%	3.29% to 1.84%
2003	0.95% to 2.55%	2,165,513	10.98 to 10.68	23,644,482	0.00%	53.72% to 51.25%
2002	0.95% to 2.20%	511,430	7.07 to 7.14	3,648,433	0.40%	-29.32% to -28.56%	(a) (b)

Gartmore GVIT Global Utilities Fund – Class I
2005	1.25%	4,277	14.22	60,835	2.07%	5.06%
2004	1.25%	5,693	13.54	77,075	1.27%	28.34%
2003	1.25%	5,169	10.55	54,526	0.52%	22.50%

Gartmore GVIT Global Utilities Fund – Class III
2005	0.95% to 2.55%	1,719,422	13.29 to 12.48	22,577,766	2.40%	5.47% to 3.87%
2004	0.95% to 2.55%	1,576,428	12.60 to 12.01	19,709,923	1.30%	28.71% to 26.76%
2003	0.95% to 2.55%	303,185	9.79 to 9.48	2,946,757	0.64%	22.99% to 21.00%
2002	0.95% to 2.05%	97,862	7.84 to 7.96	775,686	1.27%	-21.58% to -20.43%	(a) (b)

Gartmore GVIT Government Bond Fund – Class I
2005	0.95% to 2.60%	42,401,094	14.56 to 11.86	575,425,464	3.64%	2.29% to 0.60%
2004	0.95% to 2.60%	48,795,618	14.24 to 11.79	649,792,719	5.35%	2.28% to 0.59%
2003	0.95% to 2.65%	61,425,031	13.92 to 11.69	801,670,591	3.35%	1.03% to -0.67%
2002	0.95% to 2.25%	77,981,271	11.77 to 13.78	1,011,348,469	4.58%	8.08% to 9.93%
2001	0.95% to 2.25%	51,441,846	10.89 to 12.53	614,717,734	5.32%	4.45% to 6.23%

Gartmore GVIT Government Bond Fund – Class II
2005	1.50% to 2.60%	1,433,490	11.08 to 10.64	15,694,602	3.40%	1.47% to 0.34%
2004	1.50% to 2.60%	1,628,935	10.92 to 10.60	17,636,604	5.11%	1.47% to 0.33%
2003	1.50% to 2.60%	1,961,425	10.76 to 10.56	20,998,616	3.98%	0.24% to -0.88%
2002	1.50% to 2.60%	945,128	10.66 to 10.74	10,126,255	2.83%	6.58% to 7.38%	(a) (b)

Gartmore GVIT Growth Fund – Class I
2005	0.95% to 2.50%	10,681,078	7.50 to 5.02	77,433,925	0.08%	5.49% to 3.88%
2004	0.95% to 2.50%	12,847,793	7.11 to 4.83	88,536,579	0.31%	7.13% to 5.52%
2003	0.95% to 2.50%	14,947,044	6.64 to 4.58	96,289,796	0.02%	31.48% to 29.39%
2002	0.95% to 2.05%	16,188,470	3.42 to 5.05	79,642,219	0.00%	-30.60% to -29.40%
2001	0.95% to 1.90%	19,812,385	4.93 to 7.15	138,671,512	0.00%	-30.07% to -28.82%

Gartmore GVIT ID Aggressive Fund – Class II
2005	0.95% to 2.65%	5,839,704	13.02 to 12.18	74,890,629	1.87%	6.91% to 5.13%
2004	0.95% to 2.65%	5,429,388	12.18 to 11.58	65,348,850	1.69%	12.94% to 11.10%
2003	0.95% to 2.65%	4,049,277	10.79 to 10.43	43,273,923	1.41%	30.62% to 28.37%
2002	0.95% to 2.60%	1,544,512	8.10 to 8.26	12,699,362	1.09%	-19.92% to -17.42%	(a) (b)

Gartmore GVIT ID Conservative Fund – Class II
2005	0.95% to 2.65%	9,613,350	11.29 to 10.56	107,088,116	2.76%	2.33% to 0.60%
2004	0.95% to 2.65%	10,005,688	11.04 to 10.50	109,291,782	2.33%	3.66% to 1.91%
2003	0.95% to 2.65%	10,506,818	10.65 to 10.30	111,096,410	2.82%	6.88% to 5.06%
2002	0.95% to 2.60%	6,278,984	9.80 to 9.96	62,335,100	2.54%	-1.97% to -0.39%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT ID Moderate Fund – Class II
2005	0.95% to 2.65%	37,043,015	$12.20 to	11.40	$445,329,806	2.28%	4.35% to	2.60%
2004	0.95% to 2.65%	35,448,745	11.69 to	11.12	409,682,246	2.05%	8.50% to	6.70%
2003	0.95% to 2.65%	28,925,404	10.77 to	10.42	309,210,666	1.90%	18.91% to	16.88%
2002	0.95% to 2.60%	13,348,727	8.91 to	9.06	120,505,145	1.68%	-11.18% to	-9.41%	(a) (b)

Gartmore GVIT ID Moderately Aggressive Fund – Class II
2005	0.95% to 2.85%	20,208,078	12.72 to	11.80	253,047,764	2.10%	6.06% to	4.08%
2004	0.95% to 2.85%	18,307,486	11.99 to	11.34	216,903,970	1.80%	11.03% to	8.98%
2003	0.95% to 2.85%	13,776,564	10.80 to	10.40	147,557,142	1.48%	25.44% to	23.04%
2002	0.95% to 2.60%	5,730,817	8.45 to	8.61	49,131,920	1.32%	-16.08% to	-13.89%	(a) (b)

Gartmore GVIT ID Moderately Conservative Fund – Class II
2005	0.95% to 2.65%	15,406,649	11.82 to	11.06	179,533,287	2.60%	3.50% to	1.75%
2004	0.95% to 2.65%	15,686,074	11.42 to	10.86	177,228,363	2.25%	6.14% to	4.37%
2003	0.95% to 2.65%	14,393,258	10.76 to	10.41	153,730,145	2.39%	12.62% to	10.70%
2002	0.95% to 2.60%	7,262,378	9.40 to	9.56	69,158,135	2.11%	-5.96% to	-4.43%	(a) (b)

Gartmore GVIT International Growth Fund – Class I
2005	0.95% to 2.10%	138,198	9.61 to	8.40	1,272,654	0.96%	28.98% to	27.58%
2004	0.95% to 2.10%	158,756	7.45 to	6.58	1,138,344	0.76%	13.11% to	11.91%
2003	0.95% to 2.10%	187,653	6.59 to	5.86	1,193,370	0.00%	34.34% to	32.58%
2002	0.95% to 1.85%	227,163	4.43 to	4.90	1,078,351	0.00%	-25.80% to	-24.83%
2001	0.95% to 1.90%	250,125	5.97 to	6.52	1,585,220	0.25%	-30.28% to	-29.33%

Gartmore GVIT International Growth Fund – Class III
2005	0.95% to 2.55%	1,621,932	15.24 to	14.37	24,441,820	0.83%	28.94% to	26.97%
2004	0.95% to 2.15%	665,501	11.82 to	11.44	7,803,470	1.00%	13.27% to	12.01%
2003	0.95% to 2.05%	441,368	10.44 to	10.24	4,580,456	0.00%	34.05% to	32.56%
2002	0.95% to 2.05%	195,852	7.72 to	7.79	1,521,407	0.00%	-22.76% to	-22.14%	(a) (b)

Gartmore GVIT J.P. Morgan Balanced Fund – Class I
2005	0.95% to 2.65%	12,798,198	11.34 to	9.26	141,266,241	1.96%	1.57% to	-0.14%
2004	0.95% to 2.65%	14,529,688	11.17 to	9.27	158,341,735	1.94%	7.46% to	5.67%
2003	0.95% to 2.65%	15,489,907	10.39 to	8.77	157,300,998	1.73%	17.29% to	15.28%
2002	0.95% to 2.20%	14,568,854	7.44 to	8.86	126,552,438	2.20%	-14.67% to	-13.15%
2001	0.95% to 2.20%	13,426,670	8.68 to	10.20	135,233,293	2.33%	-5.92% to	-4.59%

Gartmore GVIT Mid Cap Growth Fund – Class I
2005	0.95% to 2.65%	6,941,684	13.19 to	9.93	93,142,769	0.00%	8.70% to	6.90%
2004	0.95% to 2.65%	7,830,003	12.13 to	9.29	96,860,973	0.00%	14.24% to	12.37%
2003	0.95% to 2.65%	8,921,111	10.62 to	8.26	96,911,423	0.00%	38.81% to	36.38%
2002	0.95% to 2.25%	8,014,482	3.21 to	8.32	62,837,582	0.00%	-38.83% to	-37.61%
2001	0.95% to 2.05%	9,802,628	8.27 to	13.35	123,698,577	0.00%	-32.22% to	-30.98%

Gartmore GVIT Money Market Fund – Class I
2005	0.95% to 2.60%	45,063,953	11.93 to	9.89	515,102,832	2.84%	1.70% to	0.01%
2004	0.95% to 2.60%	47,255,568	11.73 to	9.89	533,222,860	0.88%	-0.15% to	-1.81%
2003	0.95% to 2.60%	61,044,850	11.75 to	10.07	691,344,651	0.67%	-0.33% to	-1.99%
2002	0.95% to 2.60%	98,379,110	10.27 to	11.79	1,120,076,990	1.18%	-1.31% to	0.25%
2001	0.95% to 2.25%	117,529,505	10.50 to	11.76	1,332,823,895	3.10%	1.13% to	2.61%

Gartmore GVIT Nationwide® Fund – Class I
2005	0.95% to 2.65%	29,996,004	12.85 to	9.56	380,305,497	0.88%	6.42% to	4.65%
2004	0.95% to 2.65%	35,853,013	12.08 to	9.13	427,878,572	1.23%	8.71% to	6.91%
2003	0.95% to 2.65%	40,667,472	11.11 to	8.54	447,026,775	0.54%	26.30% to	24.12%
2002	0.95% to 2.25%	43,675,677	6.55 to	8.80	380,932,564	0.85%	-19.47% to	-18.14%
2001	0.95% to 2.25%	48,260,088	8.11 to	10.75	515,465,142	0.75%	-14.10% to	-12.66%

Gartmore GVIT Nationwide® Fund – Class II
2005	1.50% to 2.60%	195,744	11.51 to	11.05	2,210,461	0.67%	5.44% to	4.26%
2004	1.50% to 2.60%	228,367	10.92 to	10.59	2,461,950	1.03%	7.89% to	6.69%
2003	1.50% to 2.60%	243,662	10.12 to	9.93	2,445,831	0.47%	25.33% to	23.93%
2002	1.50% to 2.60%	95,189	8.01 to	8.07	767,177	0.76%	-19.88% to	-19.27%	(a) (b)

Gartmore GVIT Nationwide® Leaders Fund – Class I
2005	1.25%	286	13.26		3,793	1.19%	8.94%
2004	1.25%	311	12.17		3,786	0.38%	17.31%
2003	1.25%	337	10.38		3,497	0.22%	23.82%
2002	1.25%	355	8.38		2,975	0.54%	-16.18%		(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT Nationwide® Leaders Fund – Class III
2005	0.95% to 2.65%	974,521	$14.64 to	13.70	$14,087,780	1.51%	9.26% to	7.46%
2004	0.95% to 2.25%	517,620	13.40 to	12.90	6,878,568	0.39%	17.64% to	16.19%
2003	0.95% to 2.40%	555,773	11.39 to	11.07	6,293,400	0.20%	24.40% to	22.57%
2002	0.95% to 2.20%	675,300	9.03 to	9.16	6,165,014	1.34%	-9.72% to	-8.43%	(a) (b)

Gartmore GVIT Nationwide® Strategic Value Fund – Class I
2003	0.95% to 2.10%	1,255,626	10.06 to	9.75	13,203,244	0.03%	37.49% to	35.87%
2002	0.95% to 1.80%	1,421,331	6.29 to	9.39	10,832,478	0.03%	-26.99% to	-26.07%
2001	0.95% to 1.80%	1,814,381	8.58 to	12.72	18,783,461	0.48%	-5.30% to	-4.18%

Gartmore GVIT Small Cap Growth Fund – Class I
2005	0.95% to 2.65%	5,993,892	15.79 to	14.08	92,742,674	0.00%	7.07% to	5.29%
2004	0.95% to 2.65%	6,907,587	14.75 to	13.37	100,140,193	0.00%	12.34% to	10.48%
2003	0.95% to 2.65%	7,921,776	13.13 to	12.10	102,531,773	0.00%	32.99% to	30.67%
2002	0.95% to 2.25%	7,239,678	4.39 to	9.87	70,683,692	0.00%	-35.14% to	-33.92%
2001	0.95% to 2.20%	7,019,483	14.37 to	14.94	104,113,801	0.00%	-13.15% to	-11.69%

Gartmore GVIT Small Cap Growth Fund – Class II
2005	1.50% to 2.60%	180,755	11.22 to	10.77	2,007,699	0.00%	6.12% to	4.94%
2004	1.50% to 2.60%	205,976	10.57 to	10.26	2,160,538	0.00%	11.47% to	10.23%
2003	1.50% to 2.60%	206,299	9.49 to	9.31	1,946,808	0.00%	32.05% to	30.58%
2002	1.50% to 2.60%	62,244	7.13 to	7.18	446,027	0.00%	-28.70% to	-28.16%	(a) (b)

Gartmore GVIT Small Cap Value Fund – Class I
2005	0.95% to 2.85%	15,479,024	22.22 to	20.03	393,884,010	0.06%	2.10% to	0.19%
2004	0.95% to 2.85%	18,902,563	21.77 to	19.99	470,375,470	0.00%	16.18% to	14.10%
2003	0.95% to 2.85%	20,424,000	18.73 to	17.52	437,227,841	0.00%	55.37% to	52.38%
2002	0.95% to 2.40%	20,923,018	9.81 to	16.47	287,510,313	0.01%	-29.29% to	-27.86%
2001	0.95% to 2.25%	20,396,752	13.77 to	22.87	383,267,849	0.04%	24.96% to	27.05%

Gartmore GVIT Small Cap Value Fund – Class II
2005	1.50% to 2.60%	265,601	12.78 to	12.26	3,359,146	0.00%	1.24% to	0.12%
2004	1.50% to 2.60%	288,728	12.62 to	12.25	3,616,650	0.00%	15.24% to	13.96%
2003	1.50% to 2.60%	271,345	10.95 to	10.75	2,957,361	0.00%	54.10% to	52.39%
2002	1.50% to 2.60%	91,515	7.05 to	7.11	648,541	0.00%	-29.47% to	-28.93%	(a) (b)

Gartmore GVIT Small Company Fund – Class I
2005	0.95% to 2.70%	15,568,695	20.51 to	19.11	350,774,843	0.00%	11.25% to	9.37%
2004	0.95% to 2.70%	17,198,697	18.44 to	17.47	348,300,700	0.00%	17.89% to	15.93%
2003	0.95% to 2.70%	18,060,444	15.64 to	15.07	310,330,135	0.00%	39.67% to	37.22%
2002	0.95% to 2.25%	17,985,000	7.39 to	14.03	220,913,252	0.00%	-19.60% to	-18.11%
2001	0.95% to 2.25%	17,761,358	9.15 to	17.16	264,333,775	0.11%	-9.27% to	-7.60%

Gartmore GVIT Small Company Fund – Class II
2005	1.50% to 2.60%	364,034	13.98 to	13.42	5,027,436	0.00%	10.33% to	9.10%
2004	1.50% to 2.60%	386,685	12.67 to	12.30	4,856,465	0.00%	17.00% to	15.70%
2003	1.50% to 2.60%	389,998	10.83 to	10.63	4,200,161	0.00%	38.51% to	36.96%
2002	1.50% to 2.60%	153,778	7.76 to	7.82	1,199,574	0.00%	-22.38% to	-21.79%	(a) (b)

Gartmore GVIT Turner Growth Focus Fund – Class I
2003	0.95% to 2.35%	559,208	3.23 to	2.86	1,760,628	0.00%	49.53% to	47.37%
2002	0.95% to 1.90%	750,449	1.94 to	2.16	1,580,486	0.00%	-44.37% to	-43.40%
2001	0.95% to 1.90%	1,938,798	3.49 to	3.82	7,191,214	0.00%	-40.83% to	-39.61%

Gartmore GVIT Turner Growth Focus Fund – Class III
2003	0.95% to 2.45%	471,588	11.19 to	10.90	5,254,060	0.00%	49.05% to	46.81%
2002	0.95% to 1.90%	131,153	7.43 to	7.51	982,915	0.00%	-25.70% to	-24.94%	(a) (b)

Gartmore GVIT U.S. Growth Leaders Fund – Class I
2005	1.25% to 2.25%	21,415	15.04 to	11.55	316,390	0.00%	10.57% to	15.52%	(b)
2004	1.25%	17,830	13.60		242,559	0.00%	11.00%
2003	1.25%	575	12.26		7,047	0.00%	50.24%

Gartmore GVIT U.S. Growth Leaders Fund – Class III
2005	0.95% to 2.65%	1,991,805	14.01 to	13.10	27,583,203	0.00%	10.93% to	9.10%
2004	0.95% to 2.60%	1,936,359	12.63 to	12.02	24,247,683	0.00%	11.38% to	9.52%
2003	0.95% to 2.60%	3,766,233	11.34 to	10.98	42,432,617	0.00%	50.95% to	48.44%
2002	0.95% to 2.60%	525,137	7.40 to	7.51	3,932,114	0.00%	-26.04% to	-24.87%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT Van Kampen GVIT Multi-Sector Bond Fund – Class I
2005	0.95% to 2.65%	12,458,176	$14.03 to	12.28	$171,819,314	3.90%	1.21% to	-0.50%
2004	0.95% to 2.65%	12,983,235	13.86 to	12.34	177,337,309	4.89%	5.52% to	3.74%
2003	0.95% to 2.60%	13,033,009	13.13 to	12.00	169,204,066	5.36%	11.05% to	9.20%
2002	0.95% to 2.60%	13,884,968	10.89 to	11.96	163,062,295	5.45%	4.42% to	6.19%
2001	0.95% to 2.20%	11,028,888	10.39 to	11.29	122,424,789	5.69%	1.81% to	3.19%

Gartmore GVIT Van Kampen Value Fund – Class I
2005	0.95% to 2.60%	7,349,707	12.15 to	9.24	88,152,657	1.60%	3.26% to	1.59%
2004	0.95% to 2.60%	8,373,849	11.77 to	9.09	97,664,621	1.30%	16.38% to	14.55%
2003	0.95% to 2.70%	5,371,018	10.11 to	7.90	53,809,350	1.27%	30.19% to	27.86%
2002	0.95% to 2.25%	4,287,245	5.91 to	7.91	33,188,223	1.31%	-27.24% to	-25.86%
2001	0.95% to 2.10%	4,369,756	8.09 to	10.70	45,828,137	1.35%	-14.24% to	-12.99%

Gartmore GVIT Worldwide Leaders Fund – Class I
2005	0.95% to 2.50%	1,665,870	13.67 to	10.20	22,435,929	0.92%	18.21% to	16.45%
2004	0.95% to 2.50%	1,993,649	11.57 to	8.76	22,767,882	0.00%	14.57% to	12.87%
2003	0.95% to 2.50%	2,305,470	10.01 to	7.76	23,018,222	0.00%	34.77% to	32.61%
2002	0.95% to 2.20%	3,092,482	5.54 to	7.63	22,647,345	1.21%	-27.44% to	-26.10%
2001	0.95% to 2.20%	3,514,002	7.59 to	10.34	35,384,282	1.76%	-20.84% to	-19.59%

Gartmore GVIT Worldwide Leaders Fund – Class III
2005	0.95% to 2.40%	703,872	18.42 to	17.75	12,874,064	0.71%	18.21% to	16.57%
2004	0.95% to 2.40%	448,762	15.58 to	15.22	6,962,507	0.00%	14.57% to	12.99%
2003	0.95% to 2.65%	430,617	13.60 to	13.45	5,839,397	0.00%	35.99% to	34.50%	(a) (b)

Janus AS – Balanced Portfolio – Service Shares
2005	1.25%	7,136	11.73		83,685	2.00%	6.32%
2004	1.25%	7,867	11.03		86,775	3.56%	6.94%
2003	1.25%	1,744	10.31		17,988	0.00%	3.14%		(a) (b)

Janus AS – Forty Portfolio – Service Shares
2005	0.95% to 2.70%	25,585,852	8.17 to	11.21	235,739,185	0.01%	11.49% to	9.60%
2004	0.95% to 2.70%	29,018,242	7.32 to	10.22	240,430,077	0.02%	16.85% to	14.86%
2003	0.95% to 2.70%	33,279,122	6.27 to	8.90	237,019,223	0.24%	19.09% to	16.98%
2002	0.95% to 2.25%	38,006,657	5.06 to	8.02	228,220,423	0.30%	-18.27% to	-16.73%
2001	0.95% to 2.20%	45,531,568	6.17 to	9.68	331,633,875	0.87%	-23.91% to	-22.58%

Janus AS – Global Technology Portfolio – Service II Shares
2005	0.95% to 2.40%	1,809,622	11.41 to	10.81	20,407,786	0.00%	10.27% to	8.69%
2004	0.95% to 2.40%	2,038,707	10.35 to	9.95	20,914,190	0.00%	-0.12% to	-1.52%
2003	0.95% to 2.40%	2,119,951	10.36 to	10.10	21,841,396	0.00%	45.74% to	43.58%
2002	0.95% to 2.25%	1,620,570	7.03 to	7.11	11,490,667	0.00%	-29.66% to	-28.90%	(a) (b)

Janus AS – Global Technology Portfolio – Service Shares
2005	0.95% to 2.45%	12,377,329	3.78 to	3.43	45,930,367	0.00%	10.49% to	8.85%
2004	0.95% to 2.45%	15,268,291	3.43 to	3.15	51,426,185	0.00%	-0.39% to	-1.84%
2003	0.95% to 2.45%	18,787,902	3.44 to	3.21	63,696,571	0.00%	45.08% to	42.82%
2002	0.95% to 2.20%	24,072,809	2.25 to	2.37	56,417,204	0.00%	-42.53% to	-41.49%
2001	0.95% to 2.20%	37,284,126	3.91 to	4.05	149,944,155	0.59%	-39.16% to	-37.92%

Janus AS – International Growth Portfolio – Service II Shares
2005	0.95% to 2.50%	5,457,024	15.90 to	15.02	85,809,891	1.07%	30.77% to	28.84%
2004	0.95% to 2.50%	4,947,582	12.16 to	11.66	59,657,128	0.84%	17.58% to	15.86%
2003	0.95% to 2.50%	4,987,992	10.34 to	10.06	51,293,210	0.97%	33.27% to	31.14%
2002	0.95% to 2.20%	3,951,071	7.67 to	7.76	30,585,952	0.39%	-23.27% to	-22.41%	(a) (b)

Janus AS – International Growth Portfolio – Service Shares
2005	0.95% to 2.50%	12,338,040	9.36 to	14.88	134,879,076	0.99%	30.69% to	28.76%
2004	0.95% to 2.50%	14,665,587	7.16 to	11.56	122,981,313	0.79%	17.56% to	15.84%
2003	0.95% to 2.50%	17,681,761	6.09 to	9.98	126,313,887	0.90%	33.26% to	31.12%
2002	0.95% to 2.25%	22,978,097	4.40 to	7.95	123,326,217	0.59%	-27.71% to	-26.46%
2001	0.95% to 2.25%	33,201,893	6.06 to	10.88	243,618,255	0.69%	-25.52% to	-24.16%

Janus AS – Risk-Managed Core Portfolio – Service Shares
2005	0.95% to 2.25%	312,325	15.63 to	15.11	4,849,120	1.55%	9.86% to	8.49%
2004	0.95% to 2.05%	355,509	14.22 to	13.96	5,037,861	1.76%	16.35% to	15.06%
2003	0.95% to 2.35%	93,176	12.22 to	12.11	1,136,918	0.15%	22.24% to	21.13%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio
2005	0.95% to 2.55%	5,126,253	$12.35 to	12.03	$63,040,445	0.19%	8.18% to	6.51%
2004	0.95% to 2.55%	2,153,173	11.41 to	11.29	24,534,399	0.00%	14.12% to	12.92%	(a) (b)

MFS® VIT – Investors Growth Stock Series – Service Class
2005	1.25% to 2.25%	25,301	11.25 to	10.98	284,412	0.15%	2.93% to	9.77%	(b)
2004	1.25%	20,161	10.93		220,403	0.00%	7.62%

MFS® VIT – Mid Cap Growth Series – Service Class
2005	1.50% to 2.60%	337,675	10.90 to	10.46	3,634,793	0.00%	1.32% to	0.19%
2004	1.50% to 2.60%	425,670	10.76 to	10.44	4,537,608	0.00%	12.66% to	11.41%
2003	1.50% to 2.60%	428,276	9.55 to	9.37	4,067,064	0.00%	34.56% to	33.06%
2002	1.50% to 2.60%	187,101	7.04 to	7.10	1,324,318	0.00%	-29.57% to	-29.04%	(a) (b)

MFS® VIT – New Discovery Series – Service Class
2005	1.50% to 2.60%	162,284	10.62 to	10.19	1,702,676	0.00%	3.46% to	2.31%
2004	1.50% to 2.60%	201,354	10.27 to	9.96	2,048,276	0.00%	4.62% to	3.45%
2003	1.50% to 2.60%	205,441	9.81 to	9.63	2,004,511	0.00%	31.43% to	29.97%
2002	1.50% to 2.50%	55,031	7.42 to	7.47	409,770	0.00%	-25.83% to	-25.32%	(a) (b)

MFS® VIT – Value Series – Service Class
2005	1.50% to 2.60%	311,423	12.12 to	11.63	3,727,418	0.64%	4.87% to	3.71%
2004	1.50% to 2.60%	326,744	11.55 to	11.21	3,740,488	0.40%	13.10% to	11.84%
2003	1.50% to 2.60%	330,815	10.22 to	10.03	3,360,300	0.17%	22.84% to	21.47%
2002	1.50% to 2.60%	126,768	8.25 to	8.32	1,052,083	0.00%	-17.45% to	-16.83%	(a) (b)

Neuberger Berman AMT – Fasciano Portfolio – S Class
2005	1.50% to 2.60%	117,937	13.51 to	12.97	1,575,618	0.00%	1.36% to	0.23%
2004	1.50% to 2.60%	134,690	13.33 to	12.94	1,780,981	0.00%	10.20% to	8.97%
2003	1.50% to 2.60%	131,193	12.01 to	11.87	1,578,632	0.00%	23.19% to	21.81%
2002	1.50% to 2.60%	33,884	9.75 to	9.82	331,753	0.00%	-2.53% to	-1.80%	(a) (b)

Neuberger Berman AMT – Focus Portfolio – S Class
2005	1.50% to 2.60%	39,503	21.03 to	20.18	816,015	0.00%	-1.60% to	-2.70%
2004	1.50% to 2.60%	45,622	21.37 to	20.74	963,014	0.00%	4.62% to	3.45%
2003	1.50% to 2.60%	48,070	20.43 to	20.05	974,606	0.00%	87.75% to	85.66%
2002	1.50% to 2.60%	10,974	10.80 to	10.88	118,987	0.00%	7.98% to	8.80%	(a) (b)

Neuberger Berman AMT – Guardian Portfolio – I Class
2005	0.95% to 2.40%	6,511,626	17.85 to	11.34	107,576,898	0.15%	7.36% to	5.85%
2004	0.95% to 2.40%	7,395,161	16.62 to	10.72	114,487,471	0.12%	14.71% to	13.13%
2003	0.95% to 2.40%	8,232,006	14.49 to	9.47	111,415,197	0.86%	30.51% to	28.56%
2002	0.95% to 2.25%	8,581,564	6.81 to	11.10	89,348,086	0.74%	-28.20% to	-27.15%
2001	0.95% to 2.25%	8,329,535	9.47 to	15.24	120,350,763	0.40%	-3.80% to	-2.45%

Neuberger Berman AMT – International Portfolio – S Class
2005	1.25%	812	11.65		9,462	0.21%	16.53%		(a) (b)

Neuberger Berman AMT – Limited Maturity Bond Portfolio®– I Class
2005	0.95% to 2.35%	4,630,463	10.07 to	9.69	46,690,045	2.91%	0.48% to	-0.93%
2004	0.95% to 2.35%	4,141,923	10.02 to	9.78	41,675,796	4.72%	-0.18% to	-1.59%
2003	0.95% to 2.20%	2,341,639	10.04 to	9.95	23,684,746	7.44%	0.36% to	-0.49%	(a) (b)

Neuberger Berman AMT – Mid Cap Growth Portfolio®– I Class
2005	0.95% to 2.65%	10,420,932	19.40 to	10.56	179,006,315	0.00%	12.66% to	10.81%
2004	0.95% to 2.65%	12,187,318	17.22 to	9.53	186,500,405	0.00%	15.20% to	13.31%
2003	0.95% to 2.65%	13,310,419	14.95 to	8.41	177,287,825	0.00%	26.86% to	24.63%
2002	0.95% to 2.25%	13,997,826	4.21 to	11.78	147,934,257	0.00%	-31.31% to	-30.01%
2001	0.95% to 2.25%	16,244,793	6.09 to	16.84	248,709,387	0.00%	-26.64% to	-25.37%

Neuberger Berman AMT – Partners Portfolio®– I Class
2005	0.95% to 2.65%	11,757,754	14.79 to	12.49	180,431,475	1.02%	16.93% to	15.02%
2004	0.95% to 2.35%	9,929,548	12.65 to	11.06	130,061,644	0.01%	17.85% to	16.28%
2003	0.95% to 2.40%	10,120,850	10.74 to	9.49	112,336,089	0.00%	33.81% to	31.83%
2002	0.95% to 2.20%	9,838,338	6.58 to	9.04	81,171,261	0.59%	-25.98% to	-24.86%
2001	0.95% to 2.20%	10,900,243	8.87 to	12.05	119,317,746	0.37%	-5.14% to	-3.76%

Neuberger Berman AMT – Regency Portfolio®– S Class
2005	1.25% to 2.25%	8,773	11.57 to	11.49	101,379	0.00%	15.65% to	14.88%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman AMT – Socially Responsive Portfolio®– I Class
2005	0.95% to 2.20%	380,100	$11.97 to	14.14	$4,777,305	0.00%	5.84% to	4.56%
2004	0.95% to 2.20%	119,039	11.31 to	11.22	1,430,368	0.00%	13.12% to	12.17%	(a) (b)

Oppenheimer Aggressive Growth Fund/VA – Initial Class
2005	0.95% to 2.70%	14,779,566	13.56 to	11.10	218,757,332	0.00%	11.26% to	9.38%
2004	0.95% to 2.70%	16,225,604	12.19 to	10.15	215,497,732	0.00%	18.64% to	16.63%
2003	0.95% to 2.70%	18,042,331	10.28 to	8.70	201,857,509	0.00%	24.40% to	22.18%
2002	0.95% to 2.25%	18,771,046	6.60 to	10.21	168,831,018	0.68%	-29.85% to	-28.48%
2001	0.95% to 2.20%	22,119,714	9.35 to	14.29	277,146,600	0.94%	-33.27% to	-31.93%

Oppenheimer Capital Appreciation Fund/VA – Initial Class
2005	0.95% to 2.70%	28,080,385	15.02 to	10.73	427,622,622	0.92%	4.10% to	2.30%
2004	0.95% to 2.70%	32,989,279	14.42 to	10.49	483,179,895	0.31%	5.92% to	4.12%
2003	0.95% to 2.70%	34,255,234	13.62 to	10.07	474,551,297	0.37%	29.70% to	27.39%
2002	0.95% to 2.25%	34,239,324	5.94 to	11.45	366,481,742	0.60%	-28.93% to	-27.55%
2001	0.95% to 2.25%	33,328,767	8.31 to	15.83	493,623,497	0.59%	-15.02% to	-13.41%

Oppenheimer Capital Appreciation Fund/VA – Service Class
2005	1.50% to 2.60%	651,152	10.96 to	10.52	7,054,563	0.75%	3.29% to	2.14%
2004	1.50% to 2.60%	733,839	10.61 to	10.29	7,717,903	0.22%	5.02% to	3.84%
2003	1.50% to 2.60%	724,583	10.10 to	9.91	7,279,334	0.28%	28.73% to	27.29%
2002	1.50% to 2.60%	357,291	7.79 to	7.85	2,797,449	0.00%	-22.12% to	-21.53%	(a) (b)

Oppenheimer Global Securities Fund/VA – Class 3
2005	0.95% to 2.65%	11,634,927	19.07 to	18.25	220,237,863	0.96%	13.25% to	11.39%
2004	0.95% to 2.65%	10,678,196	16.84 to	16.39	178,971,646	1.09%	18.06% to	16.16%
2003	0.95% to 2.65%	7,189,189	14.26 to	14.11	102,340,129	0.00%	42.62% to	41.07%	(a) (b)

Oppenheimer Global Securities Fund/VA – Initial Class
2005	0.95% to 2.85%	14,093,591	12.13 to	16.98	186,103,129	1.01%	13.23% to	11.14%
2004	0.95% to 2.85%	16,374,164	10.72 to	15.28	191,319,125	1.23%	18.03% to	15.90%
2003	0.95% to 2.85%	19,398,205	9.08 to	13.19	192,522,627	0.96%	41.66% to	38.92%
2002	0.95% to 2.40%	26,384,682	6.19 to	10.02	185,709,706	0.48%	-24.41% to	-22.88%
2001	0.95% to 2.25%	15,482,090	8.13 to	13.06	144,367,444	0.48%	-14.49% to	-12.88%

Oppenheimer Global Securities Fund/VA – Service Class
2005	1.50% to 2.60%	497,633	14.24 to	13.67	6,993,925	0.85%	12.35% to	11.10%
2004	1.50% to 2.60%	565,069	12.68 to	12.30	7,094,421	1.10%	17.10% to	15.79%
2003	1.50% to 2.60%	655,617	10.83 to	10.62	7,054,981	0.70%	40.72% to	39.15%
2002	1.50% to 2.60%	458,129	7.64 to	7.69	3,515,564	0.00%	-23.65% to	-23.07%	(a) (b)

Oppenheimer High Income Fund/VA – Service Class
2005	1.25%	22,431	11.16		250,299	8.18%	0.73%
2004	1.25%	9,185	11.08		101,746	0.35%	7.37%

Oppenheimer Main Street Fund®/VA – Initial Class
2005	0.95% to 2.65%	27,537,079	11.85 to	9.90	345,511,948	1.36%	4.97% to	3.21%
2004	0.95% to 2.65%	32,018,278	11.29 to	9.59	383,272,912	0.84%	8.42% to	6.64%
2003	0.95% to 2.65%	36,088,504	10.41 to	8.99	399,297,369	0.89%	25.52% to	23.34%
2002	0.95% to 2.25%	35,365,474	6.25 to	9.56	311,700,007	0.76%	-21.00% to	-19.57%
2001	0.95% to 2.25%	35,201,321	7.87 to	11.91	385,779,153	0.52%	-12.45% to	-11.02%

Oppenheimer Main Street Fund®/VA – Service Class
2005	1.50% to 2.60%	782,227	11.22 to	10.77	8,680,626	1.15%	4.16% to	3.00%
2004	1.50% to 2.60%	862,728	10.77 to	10.45	9,221,380	0.69%	7.51% to	6.31%
2003	1.50% to 2.60%	853,327	10.02 to	9.83	8,506,949	0.76%	24.54% to	23.15%
2002	1.50% to 2.60%	337,974	7.98 to	8.04	2,713,291	0.00%	-20.16% to	-19.56%	(a) (b)

Oppenheimer Main Street Small Cap Fund®/VA – Service Class
2005	1.25%	12,741	13.14		167,389	0.00%	8.35%
2004	1.25%	4,053	12.13		49,145	0.00%	17.69%
2003	1.25%	228	10.30		2,349	0.00%	3.03%		(a) (b)

Oppenheimer Strategic Bond Fund/VA – Service Class
2005	1.50% to 2.60%	360,341	12.78 to	12.27	4,553,817	4.19%	0.95% to	-0.18%
2004	1.50% to 2.60%	398,799	12.66 to	12.29	5,008,223	4.92%	6.81% to	5.62%
2003	1.50% to 2.60%	444,295	11.86 to	11.64	5,241,337	3.79%	15.40% to	14.11%
2002	1.50% to 2.60%	88,463	10.20 to	10.27	906,399	0.00%	1.97% to	2.73%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Putnam VT Growth & Income Fund – IB Shares
2005	1.25%	3,329	$ 12.15		$ 40,456	2.10%	3.92%
2004	1.25%	1,598	11.69		18,688	0.00%	9.72%

T. Rowe Price Blue Chip Growth Portfolio – II
2005	1.25% to 2.25%	4,352	11.22 to	11.15	48,642	0.17%	12.21% to	11.46%	(a) (b)

T. Rowe Price Equity Income Portfolio – II
2005	1.25% to 2.25%	29,153	10.55 to	10.48	306,871	0.76%	5.49% to	4.78%	(a) (b)

T. Rowe Price Limited Term Bond Fund – II
2005	1.25% to 2.25%	10,922	10.04 to	9.98	109,196	1.04%	0.44% to	-0.24%	(a) (b)

Van Eck WIT – Worldwide Emerging Markets Fund – Class R1
2005	0.95% to 2.40%	1,743,322	16.52 to	16.14	28,703,317	0.59%	30.62% to	28.87%
2004	0.95% to 2.05%	908,023	12.65 to	12.56	11,466,172	0.00%	26.48% to	25.57%	(a) (b)

Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class
2005	0.95% to 2.30%	2,068,868	15.30 to	25.39	41,782,827	0.81%	30.75% to	29.12%
2004	0.95% to 2.30%	2,577,130	11.70 to	19.67	39,447,879	0.64%	24.70% to	23.16%
2003	0.95% to 2.30%	4,165,438	9.38 to	15.97	51,636,455	0.18%	52.73% to	50.68%
2002	0.95% to 2.20%	4,715,758	6.11 to	13.42	38,558,378	0.22%	-5.21% to	-3.82%
2001	0.95% to 2.20%	5,140,281	6.36 to	13.97	43,776,940	0.00%	-4.43% to	-2.75%

Van Eck WIT – Worldwide Hard Assets Fund – Class R1
2005	0.95% to 2.40%	2,553,864	18.78 to	18.36	47,804,049	0.18%	50.18% to	48.19%
2004	0.95% to 2.40%	1,131,969	12.50 to	12.39	14,137,698	0.00%	25.05% to	23.88%	(a) (b)

Van Eck WIT – Worldwide Hard Assets Fund – Initial Class
2005	0.95% to 2.30%	1,384,893	18.38 to	26.71	30,499,273	0.36%	50.24% to	48.39%
2004	0.95% to 2.30%	1,848,191	12.23 to	18.00	27,183,400	0.43%	23.05% to	21.53%
2003	0.95% to 2.55%	2,984,906	9.96 to	14.65	36,038,095	0.33%	43.70% to	41.41%
2002	0.95% to 2.20%	2,012,923	6.90 to	11.83	17,167,415	0.68%	-5.33% to	-3.76%
2001	0.95% to 1.90%	1,232,877	7.17 to	12.32	11,026,142	0.98%	-12.52% to	-11.30%

Van Kampen LIT – Comstock Portfolio – Class II
2005	1.50% to 2.60%	1,555,924	12.29 to	11.80	18,867,355	0.94%	2.55% to	1.41%
2004	1.50% to 2.60%	1,625,539	11.99 to	11.63	19,291,848	0.75%	15.67% to	14.38%
2003	1.50% to 2.60%	1,531,792	10.36 to	10.17	15,774,769	0.63%	28.81% to	27.37%
2002	1.50% to 2.60%	573,556	7.99 to	8.05	4,601,870	0.00%	-20.15% to	-19.55%	(a) (b)

Van Kampen LIT – Emerging Growth Portfolio – Class II
2005	1.50% to 2.60%	281,218	10.14 to	9.73	2,808,969	0.01%	6.03% to	4.85%
2004	1.50% to 2.60%	302,950	9.56 to	9.28	2,865,969	0.00%	5.18% to	4.00%
2003	1.50% to 2.60%	301,195	9.09 to	8.92	2,720,109	0.00%	25.13% to	23.74%
2002	1.50% to 2.60%	124,303	7.21 to	7.26	900,847	0.00%	-27.90% to	-27.36%	(a) (b)

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II
2005	1.50% to 2.60%	37,278	10.61 to	10.30	391,951	2.96%	2.38% to	1.24%
2004	1.50% to 2.45%	27,302	10.37 to	10.20	282,081	5.05%	2.51% to	1.52%
2003	1.50% to 2.05%	14,916	10.11 to	10.08	150,667	0.07%	1.13% to	0.76%	(a) (b)

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2005	0.95% to 2.40%	1,499,114	18.94 to	24.29	34,255,801	7.61%	11.19% to	9.63%
2004	0.95% to 2.40%	1,923,815	17.03 to	22.16	39,415,803	6.36%	9.02% to	7.48%
2003	0.95% to 2.45%	3,277,139	15.62 to	20.57	63,486,350	0.00%	26.65% to	24.83%
2002	0.95% to 2.25%	2,957,540	12.27 to	18.89	45,084,271	9.57%	6.64% to	8.18%
2001	0.95% to 2.20%	1,489,717	11.36 to	17.49	20,064,521	9.54%	7.59% to	9.05%

Van Kampen UIF – Mid Cap Growth Portfolio – Class I
2005	0.95% to 2.25%	3,599,728	8.12 to	10.97	31,087,420	0.00%	16.45% to	15.02%
2004	0.95% to 2.25%	3,445,048	6.97 to	9.54	25,755,104	0.00%	20.44% to	18.98%
2003	0.95% to 2.25%	3,202,235	5.79 to	8.02	20,243,245	0.00%	40.42% to	38.56%
2002	0.95% to 2.20%	2,485,863	3.98 to	5.95	11,023,512	0.00%	-32.82% to	-31.81%
2001	0.95% to 2.20%	2,212,771	5.92 to	8.78	15,015,187	0.00%	-31.07% to	-29.99%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2005	0.95% to 2.85%	12,119,855	25.06 to	25.21	323,563,099	1.20%	15.94% to	13.84%
2004	0.95% to 2.85%	14,131,924	21.62 to	22.14	325,936,456	1.46%	35.10% to	32.66%
2003	0.95% to 2.85%	13,455,607	16.00 to	16.69	229,964,262	0.00%	36.21% to	33.66%
2002	0.95% to 2.60%	12,444,223	11.69 to	13.80	156,001,009	3.80%	-3.58% to	-1.73%
2001	0.95% to 2.25%	7,976,411	11.90 to	14.08	101,307,071	4.43%	6.99% to	8.79%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Victory VIF – Diversified Stock Fund Class A Shares
2005	0.95% to 2.15%	1,477,938	$11.68 to	10.74	$16,700,637	0.08%	7.72% to	6.46%
2004	0.95% to 2.15%	1,705,072	10.85 to	10.09	17,971,207	0.54%	8.62% to	7.40%
2003	0.95% to 2.15%	1,957,002	9.99 to	9.40	19,073,759	0.34%	33.69% to	32.05%
2002	0.95% to 1.70%	1,999,385	7.12 to	7.47	14,643,829	0.57%	-25.15% to	-24.17%
2001	0.95% to 1.85%	1,904,812	9.47 to	9.85	18,485,547	0.45%	-2.00% to	-0.64%

Initial Funding by Depositor
2003	0.00%	100,000	10.37		1,037,146	0.34%	34.97%
2002	0.00%	100,000	7.68		768,437	0.57%	-23.00%
2001	0.00%	100,000	10.04		1,003,746	0.45%	0.32%

Victory VIF – Investment Quality Bond Fund Class A Shares
2003	1.20% to 1.65%	65,051	12.32 to	12.07	801,000	1.81%	-0.34% to	-0.80%
2002	1.20% to 1.65%	76,741	12.17 to	12.36	948,193	3.93%	7.40% to	7.89%
2001	1.20% to 1.65%	99,584	11.33 to	11.46	1,140,757	4.71%	4.72% to	5.20%

Initial Funding by Depositor
2003	0.00%	100,000	13.05		1,304,876	1.81%	0.87%
2002	0.00%	100,000	12.94		1,293,627	3.98%	9.00%
2001	0.00%	100,000	11.85		1,184,653	4.71%	6.49%

Victory VIF – Small Company Opportunity Fund Class A Shares
2003	0.95% to 2.05%	139,791	12.75 to	12.77	1,823,390	0.03%	29.46% to	28.04%
2002	0.95% to 1.65%	146,933	9.79 to	10.27	1,487,367	0.26%	-7.10% to	-6.05%
2001	0.95% to 1.70%	141,148	10.45 to	10.96	1,534,718	0.26%	-8.22% to	-7.11%

Initial Funding by Depositor
2003	0.00%	100,000	14.00		1,400,366	0.03%	30.70%
2002	0.00%	100,000	10.71		1,071,462	0.26%	-5.00%
2001	0.00%	100,000	11.30		1,129,641	0.26%	-6.21%

W & R Target Funds, Inc. – Asset Strategy Portfolio
2005	0.95% to 2.50%	13,534,569	14.45 to	13.13	192,039,128	0.91%	23.10% to	21.28%
2004	0.95% to 2.50%	12,509,904	11.74 to	10.82	144,706,783	1.39%	12.22% to	10.57%
2003	0.95% to 2.50%	11,476,467	10.46 to	9.79	118,673,742	1.31%	10.42% to	8.76%
2002	0.95% to 2.25%	8,461,395	9.00 to	9.47	79,519,856	2.02%	0.75% to	2.30%
2001	0.95% to 2.10%	4,760,507	8.93 to	9.26	43,898,837	4.60%	-12.00% to	-10.33%	(b)

W & R Target Funds, Inc. – Balanced Portfolio
2005	0.95% to 2.40%	8,795,903	11.46 to	10.66	99,072,107	1.21%	4.02% to	2.55%
2004	0.95% to 2.40%	9,573,904	11.02 to	10.40	104,023,435	1.52%	7.90% to	6.43%
2003	0.95% to 2.40%	8,746,952	10.21 to	9.77	88,346,309	0.78%	17.96% to	16.30%
2002	0.95% to 2.25%	6,794,609	8.29 to	8.65	58,373,099	2.08%	-10.59% to	-9.28%
2001	0.95% to 2.10%	4,847,216	9.28 to	9.54	46,069,854	4.84%	-8.17% to	-6.84%

W & R Target Funds, Inc. – Bond Portfolio
2005	0.95% to 2.45%	7,659,203	12.56 to	11.66	94,606,243	4.28%	0.65% to	-0.84%
2004	0.95% to 2.45%	8,199,654	12.48 to	11.76	100,979,352	4.15%	2.89% to	1.40%
2003	0.95% to 2.50%	8,824,865	12.13 to	11.24	105,941,161	4.68%	3.19% to	1.66%
2002	0.95% to 2.25%	8,643,298	11.06 to	11.75	100,850,579	5.30%	6.34% to	7.94%
2001	0.95% to 2.10%	5,069,211	10.40 to	10.89	54,987,972	9.19%	3.96% to	6.45%	(a)

W & R Target Funds, Inc. – Core Equity Portfolio
2005	0.95% to 2.50%	27,738,468	9.10 to	8.45	247,757,812	0.32%	7.97% to	6.35%
2004	0.95% to 2.50%	30,602,270	8.43 to	7.95	254,008,204	0.62%	8.53% to	6.94%
2003	0.95% to 2.50%	31,339,819	7.77 to	7.43	240,491,705	0.79%	16.15% to	14.36%
2002	0.95% to 2.25%	28,039,884	6.48 to	6.69	185,915,974	0.59%	-23.62% to	-22.38%
2001	0.95% to 2.10%	21,221,006	8.48 to	8.61	182,011,050	0.45%	-16.96% to	-14.59%	(b)

W & R Target Funds, Inc. – Dividend Income Portfolio
2005	0.95% to 2.10%	1,421,645	12.21 to	11.89	17,222,991	1.47%	11.96% to	10.72%
2004	0.95% to 2.10%	652,179	10.91 to	10.74	7,083,332	1.22%	9.08% to	8.24%	(a) (b)

W & R Target Funds, Inc. – Global Natural Resources Portfolio
2005	0.95% to 2.50%	1,378,143	12.29 to	12.18	16,894,061	0.00%	22.87% to	21.79%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
W & R Target Funds, Inc. – Growth Portfolio
2005	0.95% to 2.50%	33,936,580	$ 9.20 to	8.73	$ 306,477,658	0.00%	10.18% to	8.50%
2004	0.95% to 2.50%	38,640,684	8.35 to	8.05	317,807,882	0.28%	2.33% to	0.82%
2003	0.95% to 2.50%	37,406,072	8.16 to	7.98	301,609,039	0.00%	21.89% to	20.02%
2002	0.95% to 2.25%	27,861,661	6.49 to	6.71	185,008,498	0.01%	-23.28% to	-22.05%
2001	0.95% to 2.10%	20,170,887	8.45 to	8.71	172,511,745	1.74%	-16.41% to	-12.95%	(b)

W & R Target Funds, Inc. – High Income Portfolio
2005	0.95% to 2.50%	5,754,595	13.86 to	12.75	78,493,453	7.23%	1.57% to	0.03%
2004	0.95% to 2.50%	6,254,780	13.65 to	12.75	84,264,071	7.08%	8.82% to	7.22%
2003	0.95% to 2.45%	5,707,409	12.54 to	11.99	70,865,343	8.31%	18.60% to	16.91%
2002	0.95% to 2.25%	4,689,184	10.21 to	10.57	49,233,726	9.88%	-4.28% to	-2.95%
2001	0.95% to 2.10%	2,785,585	10.68 to	10.90	30,247,046	18.27%	6.74% to	8.14%

W & R Target Funds, Inc. – International Growth Portfolio
2005	0.95% to 2.45%	6,562,646	10.21 to	9.47	65,724,366	2.03%	15.37% to	13.71%
2004	0.95% to 2.45%	7,335,175	8.85 to	8.33	63,897,239	0.65%	12.92% to	11.35%
2003	0.95% to 2.45%	7,134,038	7.84 to	7.48	55,194,400	1.70%	23.71% to	21.87%
2002	0.95% to 2.25%	5,665,413	6.10 to	6.34	35,568,274	0.51%	-20.07% to	-18.93%
2001	0.95% to 1.95%	3,898,537	7.70 to	7.82	30,328,901	8.48%	-24.04% to	-22.98%

W & R Target Funds, Inc. – International Value Portfolio
2005	0.95% to 2.25%	1,636,753	13.15 to	14.11	22,329,203	2.93%	10.11% to	8.75%
2004	0.95% to 2.15%	635,691	11.95 to	12.99	7,915,954	1.90%	19.46% to	18.55%	(a) (b)

W & R Target Funds, Inc. – Limited-Term Bond Portfolio
2005	0.95% to 2.45%	3,575,770	11.87 to	11.01	41,681,171	3.05%	0.72% to	-0.78%
2004	0.95% to 2.45%	4,015,932	11.78 to	11.10	46,637,192	2.83%	0.65% to	-0.82%
2003	0.95% to 2.45%	3,743,944	11.70 to	11.19	43,351,583	3.65%	2.18% to	0.70%
2002	0.95% to 2.25%	1,955,961	10.95 to	11.46	22,241,784	3.73%	3.03% to	4.43%
2001	0.95% to 1.85%	484,968	10.82 to	10.97	5,299,679	7.25%	6.78% to	8.17%

W & R Target Funds, Inc. – Micro Cap Growth Portfolio
2005	0.95% to 2.20%	339,344	13.42 to	12.78	4,474,771	0.00%	19.72% to	18.30%
2004	0.95% to 2.05%	184,067	11.21 to	10.82	2,035,271	0.00%	12.05% to	11.21%	(a) (b)

W & R Target Funds, Inc. – Mid Cap Growth Portfolio
2005	0.95% to 2.50%	363,735	11.36 to	11.26	4,123,615	0.00%	13.61% to	12.60%	(a) (b)

W & R Target Funds, Inc. – Money Market Portfolio
2005	0.95% to 2.40%	2,198,821	10.41 to	9.68	22,447,693	2.35%	1.52% to	0.06%
2004	0.95% to 2.40%	2,454,823	10.25 to	9.67	24,753,393	0.67%	-0.26% to	-1.67%
2003	0.95% to 2.30%	2,707,827	10.28 to	9.87	27,477,578	0.60%	-0.44% to	-1.74%
2002	0.95% to 2.10%	3,366,596	10.03 to	10.32	34,463,317	1.10%	-1.18% to	0.18%
2001	0.95% to 1.85%	3,142,411	10.16 to	10.30	32,231,631	2.99%	1.27% to	2.60%

W & R Target Funds, Inc. – Mortgage Securities Portfolio
2005	0.95% to 2.50%	618,701	10.34 to	10.27	6,420,496	5.69%	1.03% to	-0.53%
2004	0.95% to 1.95%	226,204	10.23 to	10.36	2,332,148	3.85%	2.31% to	1.89%	(a) (b)

W & R Target Funds, Inc. – Real Estate Securities Portfolio
2005	0.95% to 2.50%	1,139,421	13.61 to	14.12	15,880,114	1.84%	9.78% to	8.17%
2004	0.95% to 2.05%	541,343	12.40 to	13.09	6,915,677	1.05%	23.96% to	23.43%	(a) (b)

W & R Target Funds, Inc. – Science & Technology Portfolio
2005	0.95% to 2.50%	11,941,607	11.01 to	11.09	129,070,341	0.00%	16.13% to	14.41%
2004	0.95% to 2.50%	12,706,625	9.48 to	9.69	118,653,046	0.00%	15.15% to	13.49%
2003	0.95% to 2.50%	11,425,184	8.24 to	8.54	92,939,816	0.00%	29.22% to	27.26%
2002	0.95% to 2.25%	8,398,696	6.18 to	6.77	53,064,578	0.00%	-25.91% to	-24.71%
2001	0.95% to 2.10%	5,720,321	8.33 to	9.09	48,199,948	1.00%	-14.06% to	-9.07%	(a) (b)

W & R Target Funds, Inc. – Small Cap Growth Portfolio
2005	0.95% to 2.50%	12,069,149	12.91 to	12.42	153,045,546	0.00%	11.81% to	10.16%
2004	0.95% to 2.50%	13,698,218	11.55 to	11.28	155,868,547	0.00%	13.21% to	11.57%
2003	0.95% to 2.50%	13,190,389	10.20 to	10.11	132,974,855	0.00%	34.48% to	32.47%
2002	0.95% to 2.25%	11,801,501	7.36 to	7.70	88,746,066	0.00%	-23.76% to	-22.53%
2001	0.95% to 2.10%	7,778,767	9.64 to	10.04	75,839,555	0.00%	-4.27% to	0.42%	(b)

W & R Target Funds, Inc. – Small Cap Value Portfolio
2005	0.95% to 2.15%	1,005,493	11.62 to	12.39	12,034,087	0.00%	3.16% to	1.96%
2004	0.95% to 2.15%	631,627	11.27 to	12.15	7,397,736	0.00%	12.66% to	11.79%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
W & R Target Funds, Inc. – Value Portfolio
2005	0.95% to 2.45%	10,933,745	$12.77 to	11.93	$137,210,472	1.38%	3.43% to	1.93%
2004	0.95% to 2.45%	11,755,346	12.34 to	11.70	143,146,407	1.13%	13.61% to	12.03%
2003	0.95% to 2.45%	9,899,433	10.86 to	10.44	106,447,898	0.65%	23.92% to	22.11%
2002	0.95% to 2.25%	6,694,479	8.56 to	8.77	58,308,075	0.96%	-14.77% to	-13.53%
2001	0.95% to 2.10%	3,616,179	10.04 to	10.14	36,567,886	0.77%	0.42% to	1.38%	(a)(b)

Wells Fargo Advantage Variable Trust Opportunity Fund
2005	0.95% to 2.70%	16,647,315	11.52 to	13.04	200,165,641	0.00%	6.86% to	5.03%
2004	0.95% to 2.70%	19,567,386	10.78 to	12.42	220,663,748	0.00%	17.10% to	15.15%
2003	0.95% to 2.70%	21,393,485	9.21 to	10.78	206,907,437	0.08%	35.71% to	33.28%
2002	0.95% to 2.25%	21,318,993	6.56 to	8.50	151,933,095	0.45%	-28.86% to	-27.51%
2001	0.95% to 2.25%	16,359,581	9.16 to	11.78	163,544,166	0.67%	-6.18% to	-4.62%

2005 Reserves for annuity contracts in payout phase:					70,940,826

2005 Contract owners’ equity					$15,354,197,207

2004 Reserves for annuity contracts in payout phase:					61,993,592

2004 Contract owners’ equity					$15,697,256,439

2003 Reserves for annuity contracts in payout phase:					47,547,289

2003 Contract owners’ equity					$14,967,347,100

2002 Reserves for annuity contracts in payout phase:					23,780,019

2002 Contract owners’ equity					$11,867,051,526

2001 Reserves for annuity contracts in payout phase:					16,381,840

2001 Contract owners’ equity					$12,948,274,792

*
This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**
This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***
This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b)
Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Report of Independent Registered Public Accounting Firm
The Board of Directors and Shareholder
Nationwide Life Insurance Company:
We have audited the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (the Company) as listed in the accompanying index. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.
As discussed in note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants’ Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.

/s/ KPMG LLP
Columbus, Ohio March 1, 2006

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Income
(in millions)

	Years ended December 31,
	2005	2004	2003
Revenues:
Policy charges	$1,055.1	$1,025.2	$924.1
Life insurance premiums	260.0	270.4	279.8
Net investment income	2,105.2	2,000.5	1,973.1
Net realized gains (losses) on investments, hedging instruments and hedged items	10.6	(36.4)	(85.2)
Other	2.2	9.8	12.8

Total revenues	3,433.1	3,269.5	3,104.6

Benefits and expenses:
Interest credited to policyholder account values	1,331.0	1,277.2	1,309.2
Other benefits and claims	377.5	369.2	380.0
Policyholder dividends on participating policies	33.1	36.2	41.2
Amortization of deferred policy acquisition costs	466.3	410.1	375.9
Interest expense on debt, primarily with Nationwide Financial Services, Inc. (NFS)	66.3	59.8	48.4
Other operating expenses	538.8	582.0	515.5

Total benefits and expenses	2,813.0	2,734.5	2,670.2

Income from continuing operations before federal income tax expense	620.1	535.0	434.4
Federal income tax expense	95.6	120.0	96.2

Income from continuing operations	524.5	415.0	338.2
Cumulative effect of adoption of accounting principles, net of taxes	—	(3.3)	(0.6)

Net income	$524.5	$411.7	$337.6

See accompanying notes to consolidated financial statements, including Note 15 which describes related party transactions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Balance Sheets
(in millions, except per share amounts)

	December 31,
	2005	2004
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (cost $26,958.9 in 2005; $26,708.7 in 2004)	$27,198.1	$27,652.0
Equity securities (cost $35.1 in 2005; $37.7 in 2004)	42.1	48.1
Mortgage loans on real estate, net	8,458.9	8,649.2
Real estate, net	84.9	83.9
Policy loans	604.7	644.5
Other long-term investments	641.5	539.6
Short-term investments, including amounts managed by a related party	1,596.6	1,645.8

Total investments	38,626.8	39,263.1

Cash	0.9	15.5
Accrued investment income	344.0	364.2
Deferred policy acquisition costs	3,597.9	3,416.6
Other assets	1,699.1	2,099.8
Assets held in separate accounts	62,689.8	60,798.7

Total assets	$106,958.5	$105,957.9

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$35,941.1	$36,383.1
Short-term debt	242.3	215.0
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	3,130.1	3,645.2
Liabilities related to separate accounts	62,689.8	60,798.7

Total liabilities	102,703.3	101,742.0

Shareholder’s equity:
Common stock, $1 par value; authorized - 5.0 shares; issued and outstanding - 3.8 shares	3.8	3.8
Additional paid-in capital	274.4	274.4
Retained earnings	3,883.4	3,543.9
Accumulated other comprehensive income	93.6	393.8

Total shareholder’s equity	4,255.2	4,215.9

Total liabilities and shareholder’s equity	$106,958.5	$105,957.9

See accompanying notes to consolidated financial statements, including Note 15 which describes related party transactions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Shareholder’s Equity
(in millions)

	Capital shares	Additional paid-in capital	Retained earnings	Accumlated other comprehensive income	Total shareholder’s equity
Balance as of December 31, 2002	$3.8	$171.1	$2,979.6	$394.3	$3,548.8
Comprehensive income:
Net income	—	—	337.6	—	337.6
Net unrealized gains on securities available-for-sale arising during the period, net of taxes	—	—	—	99.6	99.6
Accumulated net losses on cash flow hedges, net of taxes	—	—	—	(26.6)	(26.6)

Total comprehensive income					410.6

Capital contributed by NFS	—	200.2	—	—	200.2
Capital returned to NFS	—	(100.0)	—	—	(100.0)
Dividends to NFS	—	—	(60.0)	—	(60.0)

Balance as of December 31, 2003	3.8	271.3	3,257.2	467.3	3,999.6

Comprehensive income:
Net income	—	—	411.7	—	411.7
Net unrealized losses on securities available-for-sale arising during the period, net of taxes	—	—	—	(42.7)	(42.7)
Accumulated net losses on cash flow hedges, net of taxes	—	—	—	(30.8)	(30.8)

Total comprehensive income					338.2

Capital contributed by NFS	—	3.1	—	—	3.1
Dividends to NFS	—	—	(125.0)	—	(125.0)

Balance as of December 31, 2004	3.8	274.4	3,543.9	393.8	4,215.9

Comprehensive income:
Net income	—	—	524.5	—	524.5
Net unrealized losses on securities available-for-sale arising during the period, net of taxes	—	—	—	(327.3)	(327.3)
Accumulated net gains on cash flow hedges, net of taxes	—	—	—	27.1	27.1

Total comprehensive income					224.3

Dividends to NFS	—	—	(185.0)	—	(185.0)

Balance as of December 31, 2005	$3.8	$274.4	$3,883.4	$93.6	$4,255.2

See accompanying notes to consolidated financial statements, including Note 15 which describes related party transactions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Cash Flows
(in millions)

	Years ended December 31,
	2005	2004	2003
Cash flows from operating activities:
Net income	$524.5	$411.7	$337.6
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized (gains) losses on investments, hedging instruments and hedged items	(10.6)	36.4	85.2
Interest credited to policyholder account values	1,331.0	1,277.2	1,309.2
Capitalization of deferred policy acquisition costs	(460.5)	(496.4)	(567.2)
Amortization of deferred policy acquisition costs	466.3	410.1	375.9
Amortization and depreciation	65.6	73.0	69.3
Decrease (increase) in other assets	591.0	(303.5)	(735.9)
(Decrease) increase in policy and other liabilities	(511.1)	324.4	342.3
Other, net	(114.9)	1.5	45.4

Net cash provided by operating activities	1,881.3	1,734.4	1,261.8

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	4,198.5	3,099.4	4,101.6
Proceeds from sale of securities available-for-sale	2,619.7	2,485.5	2,220.5
Proceeds from repayments of mortgage loans on real estate	2,854.6	1,920.9	1,478.3
Cost of securities available-for-sale acquired	(6,924.1)	(6,291.4)	(9,366.7)
Cost of mortgage loans on real estate originated or acquired	(2,524.9)	(2,169.9)	(1,914.4)
Net decrease (increase) in short-term investments	56.9	205.9	(639.9)
Collateral received (paid) - securities lending, net	36.6	89.4	(26.1)
Other, net	121.6	(357.2)	280.3

Net cash provided by (used in) investing activities	438.9	(1,017.4)	(3,866.4)

Cash flows from financing activities:
Net proceeds from issuance of long-term debt to NFS	—	—	100.0
Net increase in short-term debt	27.3	15.2	199.8
Capital contributed by NFS	—	3.1	200.2
Capital returned to NFS	—	—	(100.0)
Cash dividends paid to NFS	(185.0)	(125.0)	(60.0)
Investment and universal life insurance product deposits	2,845.4	3,561.6	5,116.1
Investment and universal life insurance product withdrawals	(5,022.5)	(4,156.5)	(2,852.3)

Net cash (used in) provided by financing activities	(2,334.8)	(701.6)	2,603.8

Net (decrease) increase in cash	(14.6)	15.4	(0.8)
Cash, beginning of period	15.5	0.1	0.9

Cash, end of period	$0.9	$15.5	$0.1

See accompanying notes to consolidated financial statements, including Note 15 which describes related party transactions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2005, 2004 and 2003

(1)	Organization and Description of Business
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.
All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.
Wholly-owned subsidiaries of NLIC as of December 31, 2005 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker/dealer.
The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public group retirement plans, other investment products sold to institutions, life insurance and advisory services. The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker/dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), Nationwide Financial Network (NFN) producers and TBG Insurance Services Corporation (TBG Financial). The Company also distributes products through the agency distribution force of its ultimate majority parent company, NMIC.

(2)	Summary of Significant Accounting Policies
The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (GAAP).
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.
The most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition (DAC) for investment products and universal life insurance products; impairment losses on investments; valuation allowances for mortgage loans on real estate; federal income tax provisions; the liability for future policy benefits; and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.
(a) Consolidation Policy
The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. Effective December 31, 2003, the Company applied the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46R), to those variable interest entities (VIEs) with which it is associated. As a result, the Company deconsolidated certain VIEs which previously were consolidated, as of that date. Minority interest expense is included in other operating expenses in the consolidated statements of income, and minority interest is included in other liabilities on the consolidated balance sheets. All significant intercompany balances and transactions have been eliminated.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
(b) Valuation of Investments, Investment Income and Related Gains and Losses
The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder’s equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.
The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a “structured product model” is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company’s structured product model is not suitable for estimating fair values, fair values are determined using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2005, 72% of the fair values of fixed maturity securities were obtained from independent pricing services, 20% from the Company’s pricing matrices and 8% from other sources compared to 70%, 21% and 9%, respectively, in 2004.
Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.
Under the Company’s accounting policy for equity securities and debt securities that can be contractually prepaid or otherwise settled in a way that may limit the Company’s ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment until the security’s forecasted recovery and evidence exists indicating that recovery will occur in a reasonable period of time. Also, for such debt securities management estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If management estimates that the fair value of its beneficial interest is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.
For other debt securities, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to cost or amortized cost, as appropriate, of the security; the amount and length of time a security’s fair value has been below cost or amortized cost; specific credit issues and financial prospects related to the issuer; management’s intent to hold or dispose of the security; and current economic conditions.
Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.
Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.
The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains and losses on investments, hedging instruments and hedged items. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.
The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.
Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.
Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.
(c) Derivative Instruments
Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in realized gains and losses on investments, hedging instruments and hedged items.
The Company may enter into “receive fixed/pay variable” interest rate swaps to hedge existing variable rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recorded in AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.
Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.
The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategy. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.
(d) Revenues and Benefits
Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.
(e) Deferred Policy Acquisition Costs for Investment Products and Universal Life Insurance Products
The Company has deferred the costs of acquiring investment products and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. Investment products primarily consist of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, COLI and other interest-sensitive life insurance policies. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.
For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b).
The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is currently 8% growth per year. If actual net separate account performance varies from the 8% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits returns to 0-15% during the three-year reversion period.
Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (referred to as DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.
Management evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period of time, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during this period of time, assumptions are required to be unlocked and DAC is recalculated using revised best estimate assumptions. Otherwise, DAC is not unlocked to reflect updated assumptions. If DAC assumptions were unlocked and revised, the Company would continue to use the reversion to the mean process.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
For other investment products and universal life insurance products, DAC is adjusted each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently in the consolidated statements of income.
(f) Separate Accounts
Separate account assets and liabilities represent contractholders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income except for: (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned; and (2) the activity related to guaranteed minimum death benefit (GMDB) and guaranteed minimum income benefit (GMIB) contracts, which are riders to existing variable annuity contracts.
(g) Future Policy Benefits
The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).
The Company calculates its liability for future policy benefits for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.
The Company’s liability for funding agreements to an unrelated third party trust equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations considered annuity contracts under Ohio insurance laws.
The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 5.4% to 6.0% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.
The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%. Also, as of December 31, 2005 and 2004, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and the proceeds reinvested at lower rates, which would have resulted in the use of a lower discount rate, as discussed in Note 2(b).
(h) Participating Business
Participating business represented approximately 10% in 2005 (11% in 2004 and 13% in 2003) of the Company’s life insurance in force, 52% of the number of life insurance policies in force in 2005 (55% in 2004 and 56% in 2003) and 5% of life insurance statutory premiums in 2005 (7% in 2004 and 11% in 2003). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
(i) Federal Income Taxes
The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service or the tax courts.
The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.
(j) Reinsurance Ceded
Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related balances of the Company.
(k) Reclassification
Certain items in the 2004 and 2003 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(3)	Recently Issued Accounting Standards
On February 16, 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. The following is a summary of SFAS No. 155: (1) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Earlier adoption is permitted as of the beginning of an entity’s fiscal year, provided the entity has not yet issued financial statements, including financial statements for any interim period for that fiscal year. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. Although the Company is currently unable to quantify the impact of adoption, SFAS 155 could have a material impact on the Company’s financial position and/or results of operations once adopted.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 should be as of the beginning of an entity’s fiscal year. The Company will adopt SOP 05-1 effective January 1, 2007. Although the Company is currently unable to quantify the impact of adoption, SOP 05-1 could have a material impact on the Company’s financial position and/or results of operations once adopted.
In May 2005, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board (APB) Opinion No. 20, Accounting Changes (APB 20), and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 requires retrospective application of changes in accounting principle to prior period financial statements, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. When it is impracticable to determine the period-specific effects of an accounting change on one or more individual prior periods presented, SFAS 154 requires that the new accounting principle be applied to the balances of assets and liabilities as of the beginning of the earliest period for which retrospective application is practicable and that a corresponding adjustment be made to the opening balance of retained earnings for that period rather than being reported on the income statement. When it is impracticable to determine the cumulative effect of applying a change in accounting principle to all prior periods, SFAS 154 requires that the new accounting principle be applied as if it were adopted prospectively from the earliest date practicable. SFAS 154 carries forward without change the guidance contained in APB 20 for reporting the correction of an error in previously issued financial statements and a change in accounting estimate and justifying a change in accounting principle on the basis of preferability. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company will adopt SFAS 154 effective January 1, 2006. SFAS 154 is not expected to have any impact on the Company’s financial position or results of operations upon adoption.
In March 2004, the Emerging Issues Task Force (EITF) reached consensus on further guidance concerning the identification of and accounting for other-than-temporary impairments and disclosures for cost method investments, as required by EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1), which was issued on October 23, 2003. The Company began applying this additional guidance beginning July 1, 2004. Also, effective June 30, 2004, the Company revised its method of evaluating securities to be sold based on additional interpretation of the intent to hold criteria in EITF 03-1. This revision had no impact on the Company’s financial position or results of operations.
On September 8, 2004, the FASB issued for comment FASB Staff Position (FSP) EITF Issue 03-1-a, which was intended to provide guidance related to the application of paragraph 16 of EITF 03-1, and proposed FSP EITF Issue 03-1-b, which proposed a delay in the effective date of EITF 03-1 for debt securities that are impaired because of interest rate and/or sector spread increases. Based on comments received on these proposals, on September 30, 2004 the FASB issued FSP EITF 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, which delayed the effectiveness of the guidance in EITF 03-1 in its entirety, with the exception of certain disclosure requirements. The delay had no impact on the Company’s financial position or results of operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
At its June 29, 2005 meeting, the FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment. Instead, the FASB decided to issue proposed FSP EITF 03-1-a, Implementation Guidance for the Application of Paragraph 16 of EITF Issue No. 03-1, as final. The final FSP supersedes EITF 03-1 and EITF Topic No. D-44, Recognition of Other-Than-Temporary Impairment upon the Planned Sale of a Security Whose Cost Exceeds Fair Value (EITF Topic D-44). The final FSP, retitled FSP FAS 115-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (FSP FAS 115-1), was issued on November 3, 2005 and replaces the guidance set forth in paragraphs 10-18 of EITF 03-1 with references to existing other-than-temporary impairment guidance. FSP FAS 115-1 codifies the guidance set forth in EITF Topic D-44 and clarifies that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell has not been made. At its September 14, 2005 meeting, the FASB decided that FSP FAS 115-1 would be applied prospectively effective for periods beginning after December 15, 2005. FSP FAS 115-1 does not address when a debt security should be designated as nonaccrual or how to subsequently report income on a nonaccrual debt security. The Company continues to actively monitor its portfolio for any securities deemed to be other-than-temporarily impaired based on the guidance in SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, and United States Securities and Exchange Commission Staff Accounting Bulletin No. 59, Accounting for Noncurrent Marketable Equity Securities, which is expected to be the guidance referenced in FSP FAS 115-1. Because the Company’s existing policies are consistent with the guidance in FSP FAS 115-1, the adoption of FSP FAS 115-1 had no impact on the Company’s financial position or results of operations.
In July 2003, the AICPA issued Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1) to address many topics. The most significant topic affecting the Company was the accounting for contracts with GMDB. SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. The Company adopted SOP 03-1 effective January 1, 2004, which resulted in a $3.3 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.
The following table summarizes the components of cumulative effect adjustments recorded in the Company’s 2004 consolidated statements of income:

(in millions)	January 1, 2004
Increase in future policy benefits:
Ratchet interest crediting	$(12.3)
Secondary guarantees - life insurance	(2.4)
GMDB claim reserves	(1.8)
GMIB claim reserves	(1.0)

Subtotal	(17.5)
Adjustment to amortization of deferred policy acquisition costs related to above	12.4
Deferred federal income taxes	1.8

Cumulative effect of adoption of accounting principle, net of taxes	$(3.3)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(4)	Risk Disclosures
The following is a description of the most significant risks facing the Company and how it attempts to mitigate those risks:
Credit Risk: This is the risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company attempts to mitigate this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing or liquidating investments; determines whether any securities are impaired or loans are deemed uncollectible; and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company’s reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management’s risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to, and the Company’s current and expected future capital position.
Interest Rate Risk: This is the risk that interest rates will change and cause a decrease in the value of an insurer’s investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, such as increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company attempts to mitigate this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company may be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.
Legal/Regulatory Risk: This is the risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company’s products, or additional expenses not anticipated by the insurer in pricing its products. The Company attempts to mitigate this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.
Ratings Risk: This is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company and certain subsidiaries. The Company is at risk to changes in these models and the impact that changes in the underlying business in which it is engaged in can have on such models. To help mitigate this risk, the Company maintains regular communications with the rating agencies evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.
Financial Instruments with Off-Balance Sheet Risk: The Company is a party to financial instruments with off-balance sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the underlying contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management’s case-by-case credit evaluation of the borrower and the borrower’s loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company’s policy for new mortgage loans on real estate is generally to lend no more than 80% of collateral value. Should the commitment be funded, the Company’s exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $267.5 million extending into 2006 were outstanding as of December 31, 2005 compared to $243.7 million extending into 2005 as of December 31, 2004. The Company also had $47.4 million and $68.1 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2005 and 2004, respectively
Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. The Company attempts to minimize potential credit losses through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. Any exposures related to derivative activity are aggregated with other credit exposures between the Company and the derivative counterparty to assess adherence to established credit limits. As of December 31, 2005, the Company’s credit risk from these derivative financial instruments was $63.5 million, net of $203.3 million of cash collateral and $53.2 million in securities pledged as collateral compared to $46.3 million, $415.7 million and $222.5 million, respectively, as of December 31, 2004.
Equity Market Risk:Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2005, approximately 83% of separate account assets were invested in equity mutual funds (approximately 82% as of December 31, 2004). Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which may require the Company to accelerate the amortization of DAC.
Many of the Company’s individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims.
In an effort to mitigate this risk, the Company has implemented a GMDB economic hedging program for certain new and existing business. Prior to implementation of the GMDB hedging program in 2003, the Company managed this risk primarily by entering into reinsurance arrangements. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contractholder’s premium payments. However, the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 Index futures, which provides an offset to changes in the value of the designated obligation. The Company’s economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore, the hedging activity will lead to earnings volatility. This volatility was negligible in 2005. As of December 31, 2005 and 2004, the net amount at risk was $1.08 billion and $1.71 billion before reinsurance, respectively, and $178.4 million and $296.5 million net of reinsurance, respectively. As of December 31, 2005 and 2004, the Company’s reserve for GMDB claims was $26.9 million and $23.6 million, respectively. See Note 3 for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The Company also offers certain variable annuity products with a guaranteed minimum accumulation benefit (GMAB) rider. A GMAB provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contractholder at the time of issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including asset allocation requirements, which serve to reduce the Company’s potential exposure to underlying fund performance risks. Specifically, the GMAB terms limit asset allocation by: (1) requiring partial allocation of assets to a guaranteed term option (a fixed rate investment option) and excluding certain funds that are highly volatile or difficult to hedge; or (2) requiring all assets be allocated to one of the approved asset allocation funds or models defined by the Company. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in other future policy benefits and claims. The Company initially records an offset to the fair value of the embedded derivative on the balance sheet, which is amortized through the income statement over the term of the GMAB period of the contract. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows incorporating numerous assumptions including, but not limited to, expectations of contractholder persistency, market returns, correlations of market returns and market return volatility.
The Company began selling contracts with the GMAB feature on May 1, 2003. Beginning October 1, 2003, the Company launched an enhanced version of the rider that offered increased equity exposure to the contractholder in return for a higher charge. The Company simultaneously began economically hedging the GMAB exposure for those risks that exceed a level it considered acceptable. The GMAB economic hedge consists of shorting interest rate futures and S&P 500 Index futures contracts and does not qualify for hedge accounting under current guidance. Upon reaching scale, the Company anticipates the purchase of S&P 500 Index put options and over-the-counter basket put options, which are constructed in order to minimize the tracking error of the hedge and the GMAB liability. See Note 2(c) for discussion of economic hedges. The objective of the GMAB economic hedge strategy is to manage the exposures with risk beyond a level considered acceptable to the Company. The Company is exposed to equity market risk related to the GMAB feature should the growth in the underlying investments, including any GTO investment, fail to reach the guaranteed return level. The GMAB embedded derivative will create volatility in earnings; however, the hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2005 and 2004. As of December 31, 2005 and 2004, the fair value of the GMAB embedded derivative was $67.9 million and $20.6 million, respectively. The increase in the fair value of the GMAB embedded derivative primarily was due to the value of new business sold during 2005.
Beginning in March 2005, the Company began offering a hybrid GMAB/guaranteed minimum withdrawal benefit (GMWB) through its Capital Preservation Plus Lifetime Income (CPPLI) contract rider. This living benefit combines a GMAB feature in its first 5-10 years with a lifetime withdrawal benefit which begins upon the maturity of the GMAB and extends for the duration of the insured’s life. In the event that the insured’s contract value is exhausted through such withdrawals, the Company shall continue to fund future withdrawals at a pre-defined level until the insured’s death. In some cases, the contract owner has the right to drop the GMWB portion of this rider or periodically reset the guaranteed withdrawal basis to a higher level. This benefit requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy as previously described above.
Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2005, the Company had a diversified portfolio with no more than 23.8% in any geographic region of the U.S. and no more than 1.6% with any one borrower, compared to 25.1% and 1.6%, respectively, as of December 31, 2004. As of December 31, 2005 and 2004, 32.0% and 30.0% of the carrying value of the Company’s commercial mortgage loan portfolio financed retail properties, respectively.
Significant Business Concentrations:As of December 31, 2005 and 2004, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Guarantee Risk:In connection with the selling of securitized interests in Low-Income-Housing Tax Credit Funds (Tax Credit Funds), the Company guarantees a specified minimum return to the investor. The guaranteed return varies by transaction and follows general market trends. The Company’s risk related to securitized interests in Tax Credit Funds is that the tax benefits provided to the investor are not sufficient to provide the guaranteed cumulative after-tax yields. The Company attempts to mitigate these risks by having qualified individuals with extensive industry experience perform due diligence on each of the underlying properties to ensure they will be capable of delivering the amount of credits anticipated and by requiring cash reserves to be held at various levels within these structures to provide for possible shortfalls in the amount of credits generated. See Note 17 for further discussion of Tax Credit Funds.
Reinsurance: The Company follows the industry practice of reinsuring a portion of its life insurance and annuity risks with other companies in order to reduce net liability on individual risks, to provide protection against large losses and to obtain greater diversification of risks. The maximum amount of individual ordinary life insurance retained by the Company on any one life is $5.0 million. The Company cedes insurance primarily on an automatic basis, under which risks are ceded to a reinsurer on specific blocks of business where the underlying risks meet certain predetermined criteria, and on a facultative basis, under which the reinsurer’s prior approval is required for each risk reinsured. The Company also cedes insurance on a case-by-case basis particularly where the Company may be writing new risks or is unwilling to retain the full costs associated with new lines of business. The Company maintains catastrophic reinsurance coverage to protect against large losses related to a single event. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.
The Company has entered into reinsurance contracts with certain unaffiliated reinsurers to cede a portion of its general account life, annuity and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts and totaled $909.6 million and $894.3 million as of December 31, 2005 and 2004, respectively. The impact of these contracts on the Company’s results of operations is immaterial. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Under the terms of the contracts, specified assets have been placed in trusts as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in each of the underlying contracts. The Company has no other material reinsurance arrangements with unaffiliated reinsurers. The Company’s only material reinsurance agreements with affiliates are the modified coinsurance agreements pursuant to which NLIC ceded to other members of Nationwide all of its accident and health insurance business not ceded to unaffiliated reinsurers, as described in Note 15.
Collateral – Derivatives:The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company’s policy is to include a Credit Support Annex with each agreement in an effort to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the pledged securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the period it is pledged as collateral.
Collateral – Securities Lending:The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company’s policy requires a minimum of 102% of the fair value of the securities loaned to be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(5)	Fair Value of Financial Instruments
The following disclosures summarize the carrying amount and estimated fair value of the Company’s financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements for financial instruments. For this reason, among others, the aggregate fair value amounts presented do not represent the underlying value of the Company.
The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, default, prepayment and volatility.
Many of the Company’s assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.
Although insurance contracts are specifically exempted from the disclosure requirements (other than those that are classified as investment contracts), the Company’s estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.
The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.
In estimating its fair value disclosures, the Company used the following methods and assumptions:
Fixed maturity and equity securities available-for-sale: See Note 2(b).
Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate.
Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.
Separate account assets and liabilities: The fair values of assets held in separate accounts are based on quoted market prices of the underlying securities. The fair value of liabilities related to separate accounts are the amounts payable on demand, which are net of certain surrender charges.
Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, COLI, BOLI, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company’s limited payment policies for which the Company has used discounted cash flow analyses to estimate fair value, similar to those used for investment contracts with known maturities.
Short-term debt, collateral received – securities lending and collateral received – derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.
Long-term debt, payable to NFS: The fair values for long-term debt are based on estimated market prices.
Commitments to extend credit: Commitments to extend credit have nominal fair values because of the short-term nature of such commitments. See Note 4.
Interest rate and cross-currency interest rate swaps:The fair values for interest rate and cross-currency interest rate swaps are calculated with pricing models using current rate assumptions.
Interest rate futures contracts: The fair values for futures contracts are based on quoted market prices.
The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts as of December 31:

	2005		2004
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities	$27,198.1	$27,198.1	$27,652.0	$27,652.0
Equity securities	42.1	42.1	48.1	48.1
Mortgage loans on real estate, net	8,458.9	8,503.0	8,649.2	8,942.7
Policy loans	604.7	604.7	644.5	644.5
Short-term investments	1,596.6	1,596.6	1,645.8	1,645.8
Cash	0.9	0.9	15.5	15.5
Assets held in separate accounts	62,689.8	62,689.8	60,798.7	60,798.7

Liabilities
Investment contracts	(28,698.1)	(26,607.2)	(29,196.6)	(26,870.6)
Policy reserves on life insurance contracts	(7,243.0)	(7,173.1)	(7,186.5)	(7,153.9)
Short-term debt	(242.3)	(242.3)	(215.0)	(215.0)
Long-term debt, payable to NFS	(700.0)	(822.8)	(700.0)	(743.9)
Collateral received – securities lending and derivatives	(1,359.1)	(1,359.1)	(1,289.9)	(1,289.9)
Liabilities related to separate accounts	(62,689.8)	(61,483.5)	(60,798.7)	(59,651.2)

Derivative financial instruments
Interest rate swaps hedging assets	3.3	3.3	(72.1)	(72.1)
Cross-currency interest rate swaps	178.5	178.5	495.0	495.0
Interest rate futures contracts	1.6	1.6	(6.5)	(6.5)
Other derivatives	41.1	41.1	36.1	36.1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(6)	Derivative Financial Instruments
Qualitative Disclosure
Interest Rate Risk Management
The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. To mitigate this risk, the Company enters into various types of derivative instruments to minimize this mismatch, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.
Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment. The net receipt of a variable rate will then match the variable rate paid on the liability.
As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. To manage this risk, the Company enters into short U.S. Treasury futures during the commitment period. With short U.S. Treasury futures, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.
The Company periodically purchases variable rate investments (i.e., commercial mortgage loans and corporate bonds). As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. To manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.
In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment. The net receipt of a fixed rate will then match the fixed rate paid on the liability.
The Company manages interest rate risk at the segment level. Different segments may simultaneously hedge interest rate risks associated with owning fixed and variable rate investments considering the risk relevant to a particular segment.
Foreign Currency Risk Management
In conjunction with the Company’s medium-term note (MTN) program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and related interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a U.S. dollar rate.
The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. To manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments. Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. These derivative instruments are designated as a fair value hedge of the fixed rate foreign denominated asset.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month U.S. LIBOR. As both sides of the cross-currency interest rate swap are variable, the derivative instrument is a basis swap. While the receive-side terms of the cross-currency interest rate swap will line up with the terms of the liability, the Company is not able to match the pay-side terms of the derivative to a specific asset. Therefore, these derivative instruments do not receive hedge accounting treatment.
Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in the foreign currency, and receive a fixed U.S. dollar rate. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. These derivative instruments are designated as a cash flow hedge.
Equity Market Risk Management
See Note 4 for a complete discussion of the Company’s equity market risk management.
Other Non-Hedging Derivatives
The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.
The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.
The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.
Quantitative Disclosure
Fair Value Hedges
During the years ended December 31, 2005, 2004 and 2003, a net gain of $4.1 million, a net loss of $11.3 million and a net gain of $4.2 million, respectively, were recognized in net realized gains and losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.
Cash Flow Hedges
For the years ended December 31, 2005, 2004 and 2003, the ineffective portion of cash flow hedges was a net gain of $3.1 million, a net gain of $1.0 million and a net loss of $5.4 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.
The Company anticipates reclassifying less than $0.5 million in net losses out of AOCI over the next 12-month period.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less. However, in 2003 the Company did enter into a hedge of a forecasted purchase of shares of a mutual fund tied to the S&P 500 Index, where delivery of the shares will occur 30 years in the future. During 2005, 2004 and 2003, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.
Other Derivative Instruments, Including Embedded Derivatives
Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2005, 2004 and 2003 included a net loss of $9.1 million, a net gain of $8.1 million and a net gain of $11.8 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. In addition, Annuity Benefits included a gain of $5.1 million for the year ended December 31, 2005 related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2005, 2004 and 2003, a net loss of $80.7 million, a net loss of $5.9 million and a net gain of $4.2 million, respectively, were recorded in net realized gains and losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. Additional net gains of $78.3 million, $5.9 million and $0.9 million were recorded in net realized gains and losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2005, 2004 and 2003, respectively.
The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2005	2004
Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$2,040.1	$1,891.5
Pay variable/receive fixed rate swaps hedging investments	79.2	152.8
Pay variable/receive variable rate swaps hedging investments	—	145.0
Pay variable/receive fixed rate swaps hedging liabilities	550.0	275.0
Pay variable/receive variable rate swaps hedging liabilities	30.0	280.0
Pay fixed/receive variable rate swaps hedging liabilities	170.0	275.0
Other contracts hedging investments	10.0	43.9
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	439.8	400.9
Hedging foreign currency denominated liabilities	1,312.4	2,028.8
Credit default swaps and other non-hedging instruments	555.3	836.0
Equity option contracts	774.4	190.9
Interest rate futures contracts	120.5	387.0

Total	$6,081.7	$6,906.8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(7)	Investments
The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2005:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$163.8	$14.3	$0.6	$177.5
Agencies not backed by the full faith and credit of the U.S. Government	849.7	61.2	6.2	904.7
Obligations of states and political subdivisions	300.3	2.4	3.8	298.9
Debt securities issued by foreign governments	41.4	2.7	0.1	44.0
Corporate securities
Public	9,520.0	233.7	106.2	9,647.5
Private	6,572.2	195.3	65.3	6,702.2
Mortgage-backed securities – U.S. Government-backed	6,048.3	18.1	107.6	5,958.8
Asset-backed securities	3,463.2	42.6	41.3	3,464.5

Total fixed maturity securities	26,958.9	570.3	331.1	27,198.1
Equity securities	35.1	7.0	—	42.1

Total securities available-for-sale	$26,994.0	$577.3	$331.1	$27,240.2

December 31, 2004:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$81.1	$13.9	$0.1	$94.9
Agencies not backed by the full faith and credit of the U.S. Government	1,101.0	81.6	1.0	1,181.6
Obligations of states and political subdivisions	246.8	3.1	2.7	247.2
Debt securities issued by foreign governments	41.6	2.7	0.1	44.2
Corporate securities
Public	10,192.0	448.9	26.4	10,614.5
Private	6,633.6	342.9	24.1	6,952.4
Mortgage-backed securities – U.S. Government-backed	4,628.8	59.5	16.3	4,672.0
Asset-backed securities	3,783.8	87.7	26.3	3,845.2

Total fixed maturity securities	26,708.7	1,040.3	97.0	27,652.0
Equity securities	37.7	10.5	0.1	48.1

Total securities available-for-sale	$26,746.4	$1,050.8	$97.1	$27,700.1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2005. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,902.1	$1,909.1
Due after one year through five years	6,212.8	6,285.3
Due after five years through ten years	6,160.3	6,246.3
Due after ten years	3,172.2	3,334.1

Subtotal	17,447.4	17,774.8
Mortgage-backed securities – U.S. Government-backed	6,048.3	5,958.8
Asset-backed securities	3,463.2	3,464.5

Total	$26,958.9	$27,198.1

The following table presents the components of net unrealized gains on securities available-for-sale as of December 31:

(in millions)	2005	2004
Net unrealized gains, before adjustments and taxes	$246.2	$953.7
Adjustment to DAC	42.4	(144.6)
Adjustment to future policy benefits and claims	(104.6)	(121.6)
Deferred federal income taxes	(64.4)	(240.6)

Net unrealized gains	$119.6	$446.9

The following table presents an analysis of the net (decrease) increase in net unrealized gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2005	2004	2003
Fixed maturity securities	$(704.1)	$(153.3)	$61.9
Equity securities	(3.4)	(1.2)	12.4

Net change	$(707.5)	$(154.5)	$74.3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes by time the gross unrealized losses on securities available-for-sale in an unrealized loss position as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses
December 31, 2005:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$25.1	$0.5	$3.7	$0.1	$28.8	$0.6
Agencies not backed by the full faith and credit of the U.S. Government	297.0	4.9	42.2	1.3	339.2	6.2
Obligations of states and political subdivisions	150.7	3.0	29.7	0.8	180.4	3.8
Debt securities issued by foreign governments	7.4	0.1	—	—	7.4	0.1
Corporate securities
Public	3,210.4	63.2	1,088.2	43.0	4,298.6	106.2
Private	1,690.3	39.1	672.6	26.2	2,362.9	65.3
Mortgage-backed securities – U.S. Government-backed	4,062.8	88.6	632.6	19.0	4,695.4	107.6
Asset-backed securities	1,420.7	26.1	432.5	15.2	1,853.2	41.3

Total fixed maturity securities	10,864.4	225.5	2,901.5	105.6	13,765.9	331.1
Equity securities	3.9	—	—	—	3.9	—

Total	$10,868.3	$225.5	$2,901.5	$105.6	$13,769.8	$331.1

% of gross unrealized losses		68%		32%

December 31, 2004:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$5.7	$0.1	$0.2	$—	$5.9	$0.1
Agencies not backed by the full faith and credit of the U.S. Government	179.9	1.0	—	—	179.9	1.0
Obligations of states and political subdivisions	68.6	0.5	52.7	2.2	121.3	2.7
Debt securities issued by foreign governments	—	—	7.5	0.1	7.5	0.1
Corporate securities
Public	1,522.3	17.9	291.5	8.5	1,813.8	26.4
Private	994.2	16.3	184.2	7.8	1,178.4	24.1
Mortgage-backed securities – U.S.
Government-backed	1,271.5	10.5	225.1	5.8	1,496.6	16.3
Asset-backed securities	728.0	15.4	229.3	10.9	957.3	26.3

Total fixed maturity securities	4,770.2	61.7	990.5	35.3	5,760.7	97.0
Equity securities	0.7	0.1	—	—	0.7	0.1

Total	$4,770.9	$61.8	$990.5	$35.3	$5,761.4	$97.1

% of gross unrealized losses		64.0%		36.0%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Proceeds from the sale of securities available-for-sale during 2005, 2004 and 2003 were $2.62 billion, $2.49 billion and $2.22 billion, respectively. During 2005, gross gains of $71.9 million ($61.5 million and $104.0 million in 2004 and 2003, respectively) and gross losses of $22.6 million ($8.7 million and $27.6 million in 2004 and 2003, respectively) were realized on those sales.
The Company had $22.2 million and $18.0 million of real estate investments as of December 31, 2005 and 2004, respectively, that were non-income producing during the preceding twelve months.
Real estate is presented at cost less accumulated depreciation of $21.5 million as of December 31, 2005 ($20.9 million as of December 31, 2004). The carrying value of real estate held for disposal totaled $2.5 million and $2.8 million as of December 31, 2005 and 2004, respectively.
The recorded investment of mortgage loans on real estate considered to be impaired was $29.7 million as of December 31, 2005 ($30.0 million as of December 31, 2004), for which the related valuation allowance was $7.1 million ($7.6 million as of December 31, 2004). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2005, the average recorded investment in impaired mortgage loans on real estate was $7.4 million ($10.0 million in 2004). Interest income recognized on those loans, which is recognized on a cash basis, totaled $2.1 million in 2005 ($1.6 million in 2004).
The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2005	2004	2003
Allowance, beginning of period	$33.3	$29.1	$43.4
Net additions (reductions) charged (credited) to allowance	(2.2)	4.2	(14.3)

Allowance, end of period	$31.1	$33.3	$29.1

During the third quarter of 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and probable losses inherent in the loan portfolio as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was reduced by $12.1 million.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes net realized gains (losses) on investments, hedging instruments and hedged items from continuing operations by source for the years ended December 31:

(in millions)	2005	2004	2003
Realized gains on sales, net of hedging losses:
Fixed maturity securities available-for-sale	$65.3	$57.5	$98.5
Hedging losses on fixed maturity sales	(6.8)	(15.2)	(42.4)
Equity securities available-for-sale	6.6	4.0	5.5
Mortgage loans on real estate	10.7	10.7	3.0
Mortgage loan hedging losses	(3.3)	(4.0)	(2.4)
Real estate	2.1	3.7	4.2
Other	1.0	8.3	—

Total realized gains on sales, net of hedging losses	75.6	65.0	66.4

Realized losses on sales, net of hedging gains:
Fixed maturity securities available-for-sale	(22.5)	(7.8)	(27.2)
Hedging gains on fixed maturity sales	3.9	3.7	9.2
Equity securities available-for-sale	(0.1)	(0.9)	(0.4)
Mortgage loans on real estate	(10.4)	(6.8)	(5.0)
Mortgage loan hedging gains	7.8	2.2	0.5
Real estate	—	(1.2)	(0.3)
Other	(1.6)	(1.9)	(2.0)

Total realized losses on sales, net of hedging gains	(22.9)	(12.7)	(25.2)

Other-than-temporary and other investment impairments:
Fixed maturity securities available-for-sale	(28.1)	(79.7)	(159.4)
Equity securities available-for-sale	(0.9)	(0.6)	(8.0)
Mortgage loans on real estate, including valuation allowance adjustment	(4.5)	(7.1)	11.7
Real estate	(0.1)	(3.2)	(0.8)
Other	(3.2)	—	—

Total other-than-temporary and other investment impairments	(36.8)	(90.6)	(156.5)

Credit default swaps	(7.5)	0.3	13.3
Periodic net coupon settlements on non-qualifying derivatives	1.1	6.6	15.6
Other derivatives	1.1	(5.0)	1.2

Net realized gains (losses) on investments, hedging instruments and hedged items	$10.6	$(36.4)	$(85.2)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2005	2004	2003
Securities available-for-sale:
Fixed maturity securities	$1,466.2	$1,461.9	$1,453.1
Equity securities	2.4	1.2	1.4
Mortgage loans on real estate	577.3	577.4	579.7
Real estate	16.6	17.9	21.7
Short-term investments	18.8	8.9	9.3
Derivatives	(31.0)	(94.3)	(107.2)
Other	112.2	78.4	64.8

Gross investment income	2,162.5	2,051.4	2,022.8
Less investment expenses	57.3	50.9	49.7

Net investment income	$2,105.2	$2,000.5	$1,973.1

Fixed maturity securities with an amortized cost of $16.4 million and $52.3 million as of December 31, 2005 and 2004, respectively, were on deposit with various regulatory agencies as required by law.
As of December 31, 2005 and 2004, the Company had pledged fixed maturity securities with a fair value of $8.6 million and $51.4 million, respectively, as collateral to various derivative counterparties.
As of December 31, 2005 and 2004, the Company had received $1.10 billion and $874.2 million, respectively, of cash collateral on securities lending and $203.3 million and $415.7 million, respectively, of cash for derivative collateral. As of December 31, 2005, the Company had not received any non-cash collateral on securities lending compared to $191.8 million received at December 31, 2004. Both the cash and non-cash collateral amounts are included in short-term investments with a corresponding liability recorded in other liabilities. As of December 31, 2005 and 2004, the Company had loaned securities with a fair value of $1.07 billion and $1.04 billion, respectively. The Company also held $53.2 million and $222.5 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2005 and 2004, respectively.

(8)	Variable Annuity Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides four primary guarantee types under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; (3) GMIB; and (4) a hybrid guarantee with GMAB and GMWB.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium– provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset– provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet– provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup– provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo– provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement– provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus (CPP) contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.
The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet– provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup– provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo– provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.
See Note 4 for a complete description of the Company’s hybrid GMAB/GMWB offered through its CPPLI contract rider. All GMAB contracts with the hybrid GMAB/GMWB rider are included with GMAB contracts in the following tables.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2005			2004
(in millions)	Account value	Net amount at risk[1]	Wtd. avg. attained age	Account value	Net amount at risk[1]	Wtd. avg. attained age
GMDB:
Return of premium	$9,260.6	$32.5	60	$9,675.4	$54.1	59
Reset	16,932.1	58.7	63	17,315.9	153.2	62
Ratchet	11,020.6	28.9	65	9,621.0	42.3	64
Rollup	592.1	8.4	69	638.6	9.7	68
Combo	2,530.6	22.3	68	2,519.9	19.2	67

Subtotal	40,336.0	150.8	64	39,770.8	278.5	62
Earnings enhancement	418.5	27.6	61	310.1	18.0	60

Total - GMDB	$40,754.5	$178.4	63	$40,080.9	$296.5	62

GMAB[2]:
5 Year	$1,041.8	$0.5	N/A	$460.6	$0.1	N/A
7 Year	1,103.5	0.2	N/A	568.4	—	N/A
10 Year	595.5	0.1	N/A	304.0	—	N/A

Total - GMAB	$2,740.8	$0.8	N/A	$1,333.0	$0.1	N/A

GMIB[3]:
Ratchet	$444.7	$—	N/A	$437.7	$—	N/A
Rollup	1,189.3	—	N/A	1,188.2	—	N/A
Combo	0.5	—	N/A	1.0	—	N/A

Total - GMIB	$1,634.5	$—	N/A	$1,626.9	$—	N/A

[1]
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2006.

[2]	GMAB contracts with the hybrid GMAB/GMWB rider had account values of $939.1 million as of December 31, 2005.

[3]	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company’s general account for the years indicated:

(in millions)	GMDB	GMAB	GMIB	Total
Balance as of December 31, 2003	$21.8	$4.3	$—	$26.1
Expense provision	25.0	—	0.8	25.8
Net claims paid	(23.2)	—	—	(23.2)
Value of new business sold	—	24.7	—	24.7
Change in fair value	—	(8.4)	—	(8.4)

Balance as of December 31, 2004	23.6	20.6	0.8	45.0
Expense provision	32.8	—	0.4	33.2
Net claims paid	(29.5)	—	—	(29.5)
Value of new business sold	—	53.4	—	53.4
Change in fair value		(6.1)	—	(6.1)

Balance as of December 31, 2005	$26.9	$67.9	$1.2	$96.0

The following table summarizes account balances of contracts with guarantees that were invested in separate accounts as of December 31:

(in millions)	2005	2004
Mutual funds:
Bond	$3,857.3	$4,136.8
Domestic equity	28,011.3	27,402.4
International equity	2,161.4	1,831.3

Total mutual funds	34,030.0	33,370.5
Money market funds	1,350.4	1,313.6

Total	$35,380.4	$34,684.1

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates GMDB and GMIB claim reserve estimates used and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is 10% in the money to 100% utilization when the contractholder is 90% in the money.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2005 and December 31, 2004 (except where noted otherwise):

•	Data used was based on a combination of historical numbers and future projections involving 50 probabilistically generated economic scenarios

•	Mean gross equity performance – 8.1%

•	Equity volatility – 18.7%

•	Mortality – 100% of Annuity 2000 table

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – 8.0%
Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+
Minimum	4.50%	5.50%	6.50%	8.50%	10.50%	10.50%	10.50%	17.50%	17.50%	17.50%
Maximum	4.50%	8.50%	11.50%	17.50%	22.50%	22.50%	22.50%	22.50%	22.50%	19.50%
GMABs and hybrid GMABs/GMWBs are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 policy benefits.

(9)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2005	2004
$800.0 million commercial paper program	$134.7	$134.7
$350.0 million securities lending program facility	75.0	47.7
$250.0 million securities lending program facility	32.6	32.6

Total short-term debt	$242.3	$215.0

The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and NMIC with a group of national financial institutions. Previously, the facility consisted of a 364-day agreement and a five-year agreement. In May 2005, the 364-day agreement was terminated, and the five-year agreement was amended and restated for a new five-year term. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $2.60 billion and that NLIC maintain statutory surplus, as defined, in excess of $1.67 billion. As of December 31, 2005 and 2004, the Company and NLIC were in compliance with all covenants. The Company had no amounts outstanding under this agreement as of December 31, 2005 and 2004. NLIC also has an $800.0 million commercial paper program and is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had $134.7 million in commercial paper outstanding as of December 31, 2005 and 2004 at a weighted average effective interest rate of 4.22% in 2005 and 2.14% in 2004.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NLIC had $75.0 million and $47.7 million outstanding under this agreement as of December 31, 2005 and 2004, respectively. As of December 31, 2005, the Company has not provided any guarantees on such borrowings, either directly or indirectly.
In addition to the agreement described above, NMIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. Because NLIC has a variable interest in the profits from the securitization of these loans and is the primary beneficiary of this arrangement, NLIC consolidates the assets and liabilities associated with these loans and the corresponding borrowings in accordance with current accounting guidance. The maximum amount available under the agreement is $250.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NMIC had $32.6 million outstanding under this agreement as of December 31, 2005 and 2004. As of December 31, 2005, the Company has not provided any guarantees on such borrowings, either directly or indirectly.
The Company paid interest on short-term debt totaling $11.5 million, $3.6 million and $1.3 million in 2005, 2004 and 2003, respectively, including less than $0.1 million to NFS during each year.

(10)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2005	2004
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2005, $50.7 million in 2004 and $47.1 million in 2003. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

(11)	Federal Income Taxes
Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation’s ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.
Under Internal Revenue Code (IRC) regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS’ departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS will become eligible to file a single life/non-life consolidated federal income tax return with all of its subsidiaries.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2005	2004
Deferred tax assets:
Future policy benefits	$630.5	$715.5
Other	185.9	117.0

Gross deferred tax assets	816.4	832.5
Less valuation allowance	(7.0)	(7.0)

Deferred tax assets, net of valuation allowance	809.4	825.5

Deferred tax liabilities:
Fixed maturity securities	65.1	318.2
Equity securities and other investments	23.8	20.9
Derivatives	31.8	31.2
Deferred policy acquisition costs	970.5	908.1
Other	116.4	101.9

Gross deferred tax liabilities	1,207.6	1,380.3

Net deferred tax liability	$398.2	$554.8

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2005, 2004 and 2003.
The Company’s current federal income tax liability was $53.8 million and $145.3 million as of December 31, 2005 and 2004, respectively.
During the third quarter of 2005, the Company refined its separate account dividends received deduction (DRD) estimation process. As a result, the Company identified and recorded additional federal income tax benefits and recoverables in the amount of $42.6 million related to all open tax years (2000 – 2005). In addition, the Company recorded $5.6 million of net benefit adjustments in the third quarter of 2005, primarily related to differences between the estimated tax liability and the amounts reported on the Company’s tax returns and revised estimates of permanent income tax deductions expected to be generated in 2005. During the fourth quarter of 2005, the Company revised the estimate for the separate account DRD and recorded an additional federal income tax benefit of $8.0 million based on additional information available at year end.
The following table summarizes federal income tax expense attributable to income from continuing operations for the years ended December 31:

(in millions)	2005	2004	2003
Current	$90.6	$181.5	$106.7
Deferred	5.0	(61.5)	(10.5)

Federal income tax expense	$95.6	$120.0	$96.2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Total federal income tax expense differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income taxes as follows for the years ended December 31:

	2005		2004		2003
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed (expected) tax expense	$217.0	35.0	$187.2	35.0	$152.0	35.0
Tax exempt interest and dividends received deduction	(107.5)	(17.3)	(47.2)	(8.8)	(45.7)	(10.5)
Income tax credits	(16.3)	(2.6)	(9.7)	(1.8)	(10.8)	(2.5)
Release of Phase III tax liability	—	—	(5.1)	(1.0)	—	—
Other, net	2.4	0.3	(5.2)	(1.0)	0.7	0.1

Total	$95.6	15.4	$120.0	22.4	$96.2	22.1

The Jobs Creation Act of 2004 suspends policyholder surplus accounts (PSA) during 2005 and 2006 and provides that direct and indirect distributions from the PSA during any taxable year beginning after 2004 and before 2007 be treated as zero. Because NLIC had the ability and intent to distribute this PSA balance to its shareholder during the noted period, the potential tax liability was eliminated as of December 31, 2004 (see “Release of Phase III tax liability” above). The Jobs Creation Act of 2004 had no other significant impact on the Company’s tax position.
Total federal income tax paid was $182.2 million, $142.3 million and $176.2 million during the years ended December 31, 2005, 2004 and 2003, respectively.

(12)	Shareholders’ Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions
The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.
State insurance laws generally restrict the ability of insurance companies to pay cash dividends and make other payments in excess of certain prescribed limitations without prior approval. The Company is limited in the amount of shareholder dividends it may pay without prior approval by the ODI. The statutory capital and surplus of NLIC as of December 31, 2005 and 2004 was $2.60 billion and $2.39 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2005, 2004 and 2003 was $462.5 million, $317.7 million and $444.4 million, respectively. As of January 1, 2006, based on statutory financial results as of and for the year ended December 31, 2005, NLIC could pay dividends totaling $277.5 million without obtaining prior approval. On February 22, 2006, NLIC declared a $70.0 million dividend to NFS. In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.
The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(13)	Comprehensive Income
Comprehensive income includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss). The following table summarizes the Company’s other comprehensive (loss) income, before and after federal income tax benefit (expense), for the years ended December 31:

(in millions)	2005	2004	2003
Net unrealized (losses) gains on securities available-for-sale arising during the period:
Net unrealized (losses) gains before adjustments	$(687.2)	$(182.0)	$(16.7)
Net adjustment to deferred policy acquisition costs	187.0	99.1	56.9
Net adjustment to future policy benefits and claims	17.0	(11.0)	22.6
Related federal income tax benefit (expense)	169.1	33.3	(22.4)

Net unrealized (losses) gains	(314.1)	(60.6)	40.4

Reclassification adjustment for net realized (gains) losses on securities available-for-sale realized during the period:
Net unrealized (gains) losses	(20.3)	27.5	91.0
Related federal income tax expense (benefit)	7.1	(9.6)	(31.8)

Net reclassification adjustment	(13.2)	17.9	59.2

Other comprehensive (loss) income on securities available-for-sale	(327.3)	(42.7)	99.6

Accumulated net holding gains (losses) on cash flow hedges:
Unrealized holding gains (losses)	41.7	(47.4)	(40.9)
Related federal income tax (expense) benefit	(14.6)	16.6	14.3

Other comprehensive income (loss) on cash flow hedges	27.1	(30.8)	(26.6)

Total other comprehensive (loss) income	$(300.2)	$(73.5)	$73.0

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2005, 2004 and 2003.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(14)	Employee Benefit Plans
Defined Benefit Plans
The Company and certain affiliated companies participate in a defined benefit pension plan sponsored by NMIC. This plan covers all employees of participating companies who have completed at least one year of service. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Participants last hired before 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company.
The Company’s portion of pension expense for this plan for the years ended December 31, 2005, 2004 and 2003 was $16.6 million, $13.7 million and $13.2 million, respectively. The Company recorded prepaid pension assets of $38.1 million and $14.6 million as of December 31, 2005 and 2004, respectively.
In addition to the NMIC pension plan, the Company and certain affiliated companies participate in life and health care defined benefit plans sponsored by NMIC for qualifying retirees. Postretirement life and health care benefits are contributory and generally are available to full-time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts issued by NLIC.
Two significant plan changes were enacted to the postretirement benefit plans at December 31, 2002. The first involved the postretirement medical plan, which was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that the pre-65 benefit caps will increase by 3% per year, at which time the cap will be frozen. The second involved the postretirement death benefit plan, which was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy, and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.
The Company’s accrued postretirement benefit expense as of December 31, 2005 and 2004 was $47.6 million and $49.3 million, respectively. The net periodic benefit (income) cost for the postretirement benefit plans as a whole was $(0.1) million, $0.3 million and $1.1 million for 2005, 2004 and 2003, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes information regarding the funded status of the NMIC pension plan as a whole and the NMIC postretirement benefit plans as a whole (all of which are U.S. plans), including amounts not related to the Company, as of the years ended December 31:

	Pension benefits		Postretirement benefits
(in millions)	2005	2004	2005	2004
Change in benefit obligation:
Benefit obligation at beginning of year	$2,733.1	$2,457.0	$291.9	$306.8
Service cost	133.5	121.8	9.7	9.2
Interest cost	134.9	134.0	16.0	17.5
Participant contributions	—	—	6.5	4.1
Plan amendment	—	—	—	(13.3)
Actuarial loss (gain)	261.6	125.7	3.0	(10.1)
Benefits paid	(117.3)	(105.4)	(25.9)	(22.3)

Benefit obligation at end of year	3,145.8	2,733.1	301.2	291.9

Change in plan assets:
Fair value of plan assets at beginning of year	2,454.3	2,242.4	135.6	127.5
Actual return on plan assets	184.1	187.3	6.3	6.2
Employer contributions[1]	249.8	130.0	19.1	20.1
Participant contributions	—	—	6.5	4.1
Benefits paid[1]	(117.3)	(105.4)	(25.9)	(22.3)

Fair value of plan assets at end of year	2,770.9	2,454.3	141.6	135.6

Funded status	(374.9)	(278.8)	(159.6)	(156.3)
Unrecognized prior service cost	21.4	25.8	(88.3)	(103.0)
Unrecognized net loss	544.6	298.2	52.1	48.0
Unrecognized net asset at transition	—	(1.2)	—	—

Prepaid (accrued) benefit cost, net	$191.1	$44.0	$(195.8)	$(211.3)

Accumulated benefit obligation	$2,510.3	$2,271.6

[1]	Employer contributions and benefits paid include only those amounts contributed directly to or paid directly from plan assets.
In 2004, the postretirement medical plan was amended to reflect the provisions of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Medicare Act), which was signed into law on December 8, 2003. The amendment integrates prescription drug benefits with the coverage provisions provided in the Medicare Act. The impact of the amendment is reflected in the accumulated postretirement benefit obligations beginning December 31, 2004. The expense impact of the amendment was a $2.0 million decrease for 2005 for the plan as a whole.
The effect of a 1% increase or decrease in the assumed health care cost trend rate on the accumulated postretirement benefit obligation was $0.1 million and $1.7 million at December 31, 2005 and 2004, respectively, for the plan as a whole.
NMIC and all participating employers, including the Company, expect to contribute $120.0 million to the pension plan and $20.0 million to the postretirement benefit plan in 2006.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes benefits expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

(in millions)	Pension benefits	Postretirement benefits
2006	$115.7	$20.7
2007	117.8	20.5
2008	120.2	19.8
2009	127.0	19.3
2010	133.8	19.9
2011-2015	817.1	111.6
The following table summarizes the weighted average assumptions used to calculate the benefit obligation and funded status of the NMIC pension plan as a whole and the NMIC postretirement benefit plans as a whole as of the December 31 measurement date for all plans:

	Pension benefits		Postretirement benefits
	2005	2004	2005	2004
Discount rate	4.75%	5.00%	5.45%	5.70%
Rate of increase in future compensation levels	4.25%	3.50%	—	—
Assumed health care cost trend rate:
Initial rate	—	—	9.00%	10.00%	[1]
Ultimate rate	—	—	5.50%	5.20%	[1]
Declining period	—	—	7 Years	10 Years

[1]	The 2005 initial rate was 9.00% for participants over age 65, with an ultimate rate of 5.5%, and the 2004 initial rate was 11.00% for participants over age 65, with an ultimate rate of 5.70%.
The NMIC pension plan employs a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return on plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. The plan requires investment in a group annuity contract backed by fixed investments with an interest rate guarantee to match liabilities for specific classes of retirees. On a periodic basis, the portfolio is analyzed to establish the optimal mix of assets based on current market conditions given the risk tolerance. In the most recent study, asset sub-classes were considered in debt securities (diversified U.S. investment grade bonds, diversified high-yield U.S. securities, international fixed income, emerging markets and commercial mortgage loans) and equity investments (domestic equities, private equities, international equities, emerging market equities and real estate investments). Each asset sub-class chosen contains a diversified blend of securities from that sub-class. Investment mix is measured and monitored continually through regular investment reviews, annual liability measurements and periodic asset/liability studies.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the asset allocation for the NMIC pension plan as a whole at the end of 2005 and 2004 and the target allocation for 2006, by asset category:

	Percentage of plan assets		Target allocation percentage
Asset Category	2005	2004	2006
Equity securities	50%	48%	40 - 65%
Debt securities	50%	52%	25 - 50%
Real estate	—	—	0 - 10%

Total	100%	100%

The NMIC postretirement benefit plans employ a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return on plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Plan investments for retiree life insurance benefits generally include a retiree life insurance contract issued by NLIC. For retiree medical liabilities, plan investments include both a group annuity contract issued by NLIC backed by fixed investments with an interest rate guarantee and a separate account invested in diversified U.S. equities. Investment mix is measured and monitored continually through regular investment reviews, annual liability measurements and periodic asset/liability studies.
The following table summarizes the asset allocation for the NMIC postretirement benefit plans as a whole at the end of 2005 and 2004 and the target allocation for 2006, by asset category:

	Percentage of plan assets		Target allocation percentage
Asset Category	2005	2004	2006
Equity securities	60%	60%	50 - 80%
Debt securities	37%	35%	20 - 50%
Other	3%	5%	0 - 10%

Total	100%	100%

The following table summarizes the components of net periodic benefit cost for the NMIC pension plan as a whole, including amounts not related to the Company, for the years ended December 31:

(in millions)	2005	2004	2003
Service cost	$133.5	$121.8	$104.0
Interest cost	134.9	134.0	131.7
Expected return on plan assets	(172.6)	(167.7)	(156.7)
Recognized net actuarial loss	—	—	0.1
Amortization of prior service cost	4.5	4.5	4.5
Amortization of unrecognized net losses	3.6	—	—
Amortization of unrecognized transition cost	(1.2)	(1.3)	(1.3)

Net periodic benefit cost	$102.7	$91.3	$82.3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the weighted average assumptions used to calculate net periodic benefit cost, set at the beginning of each year, for the NMIC pension plan as a whole:

	2005	2004	2003
Discount rate	5.00%	5.50%	6.00%
Rate of increase in future compensation levels	3.50%	4.00%	4.50%
Expected long-term rate of return on plan assets	6.75%	7.25%	7.75%
The NMIC pension plan employs a prospective building block approach in determining the expected long-term rate of return on plan assets. This process is integrated with the determination of other economic assumptions such as discount rate and salary scale. Historical markets are studied, and long-term historical relationships between equities and fixed income investments are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run (called a risk premium). Historical risk premiums are used to develop expected real rates of return for each asset sub-class. The expected real rates of return, reduced for investment expenses, are applied to the target allocation of each asset sub-class to produce an expected real rate of return for the target portfolio. This expected real rate of return will vary by plan and will change when the plan’s target investment portfolio changes. Current market factors such as inflation and interest rates are incorporated into the process. For a given measurement date, the discount rate is set by reference to the yield on high-quality corporate bonds to approximate the rate at which plan benefits could effectively be settled. The historical real rate of return is subtracted from these bonds to generate an assumed inflation rate. The expected long-term rate of return on plan assets is the assumed inflation rate plus the expected real rate of return. This process effectively sets the expected return for the plan’s portfolio at the yield for the reference bond portfolio, adjusted for expected risk premiums of the target asset portfolio. Given the prospective nature of this calculation, short-term fluctuations in the market do not impact the expected risk premiums. However, as the yield for the reference bond fluctuates, the assumed inflation rate and the expected long-term rate are adjusted in tandem.
Effective December 31, 2005, the historical risk premiums and expected real rates of return were re-evaluated affecting December 31, 2005 benefit obligations and 2006 costs. For benefits obligations, a lower real rate of return on corporate bonds led to a higher implied inflation rate and a higher rate of future compensation increase, which was 4.25% at December 31, 2005.
The following table summarizes the components of net periodic benefit cost for the NMIC postretirement benefit plans as a whole, including amounts not related to the Company, for the years ended December 31:

(in millions)	2005	2004	2003
Service cost	$9.7	$9.2	$9.9
Interest cost	16.0	17.5	19.5
Expected return on plan assets	(8.7)	(8.9)	(8.0)
Amortization of unrecognized net losses	1.4	—	—
Net amortization and deferral	(14.8)	(12.1)	(9.9)

Net periodic benefit cost	$3.6	$5.7	$11.5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the weighted average assumptions used to calculate the Company’s net periodic benefit cost, set at the beginning of each year, for the postretirement benefit plan as a whole:

	2005	2004	2003
Discount rate	5.70%	6.10%	6.60%
Expected long-term rate of return on plan assets	6.50%	7.00%	7.50%
Assumed health care cost trend rate:
Initial rate	10.00%[1]	11.00%[1]	11.30%[1]
Ultimate rate	5.20%[1]	5.20%[1]	5.70%[1]
Declining period	10 Years	11 Years	11 Years

[1]
The initial rate was 11.00% for participants over 65, with an ultimate rate of 5.70%, the 2004 initial rate was 11.00% for participants over age 65, with an ultimate rate of 5.70%, and the 2003 initial rate was 12.00% for participants over age 65, with an ultimate rate of 5.60%.

Defined Contribution Plans
The Company and certain affiliated companies sponsor defined contribution retirement savings plans covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company’s expense for contributions to these plans was $6.2 million, $5.8 million and $5.5 million for 2005, 2004 and 2003, respectively.

(15)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2005, 2004 and 2003, the Company made payments to NMIC and NSC totaling $274.1 million, $194.6 million and $170.4 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.
The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $6.39 billion and $5.75 billion as of December 31, 2005 and 2004, respectively. Total revenues from these contracts were $136.2 million, $136.5 million and $138.9 million for the years ended December 31, 2005, 2004 and 2003, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $107.3 million, $107.9 million and $111.8 million for the years ended December 31, 2005, 2004 and 2003, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.
The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2005, 2004 and 2003, the Company made lease payments to NMIC and its subsidiaries of $18.7 million, $18.4 million and $17.5 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2005, 2004 and 2003 were $429.5 million, $335.6 million and $286.7 million, respectively, while benefits, claims and expenses ceded during these years were $398.8 million, $336.0 million and $247.5 million, respectively.
Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2005 and 2004, customer allocations to GGI funds totaled $15.70 billion and $14.06 billion, respectively. For the years ended December 31, 2005, 2004 and 2003, GGI paid the Company $51.6 million, $44.5 million and $38.6 million, respectively, for the distribution and servicing of these funds.
Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $26.5 million, $23.2 million and $24.8 million for the years ended December 31, 2005, 2004 and 2003, respectively.
The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2005 and 2004, the Company had no borrowings from affiliated entities under such agreements. During 2005, 2004 and 2003, the most the Company had outstanding at any given time was $55.3 million, $227.7 million and $126.0 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained from unaffiliated parties.
The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $390.6 million and $498.4 million as of December 31, 2005 and 2004, respectively, and are included in short-term investments on the consolidated balance sheets. For the years ended December 31, 2005, 2004 and 2003, the Company paid NCMC fees totaling less than $0.1 million under this agreement.
Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2005, 2004 and 2003 were $59.0 million, $63.1 million and $62.0 million, respectively.
During the year ended December 31, 2005, the Company did not purchase any fixed maturity securities available-for-sale from NFN compared to $829.9 million purchased during 2004. NFN recorded gross realized gains of $23.4 million on such transactions during 2004.
An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $2.9 million, $2.6 million and $0.7 million for the years ended December 31, 2005, 2004 and 2003, respectively.
Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 11. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. Total payments to NMIC were $45.0 million, $37.4 million and $2.4 million in the years ended December 31, 2005, 2004 and 2003, respectively. These payments related to tax years prior to deconsolidation.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
In the first quarter of 2003, NLIC received a $200.0 million capital contribution from NFS for general corporate purposes.
On February 22, 2006, NLIC declared a $70.0 million dividend to NFS. In 2005, 2004 and 2003, NLIC paid dividends to NFS totaling $185.0 million, $125.0 million and $60.0 million, respectively. During 2003, NLIC returned capital totaling $100.0 million to NFS.
See Note 10 for information on surplus notes payable from NLIC to NFS. In addition, the Company made interest payments on unsecured notes to NFS totaling less than $0.1 million in 2005, 2004 and 2003. As of December 31, 2005, there were no outstanding balances on unsecured notes to NFS.

(16)	Contingencies
Legal Matters
The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by the Company’s management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.
In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.
The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and April 2005, respectively, and no further information requests have been received with respect to these matters.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, and funding agreements issued to back MTN programs. Related investigations and proceedings may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to these investigations into compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing the MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.
These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.
On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum annual premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States who, during the class period from February 10, 1995 through February 2, 2006, purchased life insurance policies from NLIC that provided for guaranteed maximum premiums and who paid premiums on a modal basis to NLIC. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The case is currently set for trial on April 10, 2006. NLIC intends to defend this lawsuit vigorously.
On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 24, 2005, NLIC filed a motion to dismiss the First Amended Complaint. The plaintiff has opposed that motion. NLIC intends to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
On January 21, 2004, the Company was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that the Company and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for: (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys’ fees. The Company filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. On March 23, 2005, the Company filed its answer, and on December 30, 2005, the Company filed a motion for summary judgment. The Company intends to defend this lawsuit vigorously.
On October 31, 2003, NLIC and NLAIC were named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by NLIC or NLAIC which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. NLIC and NLAIC filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted the motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. NLIC and NLAIC intend to defend this lawsuit vigorously.
On August 15, 2001, the Company was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that the Company breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by the Company, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. The Company opposed that motion on December 24, 2003. On July 6, 2004, the Company filed a Revised Memorandum in Support of Summary Judgment. The Company’s motion for summary judgment was denied with respect to all claims on February 24, 2006. The Company intends to defend this lawsuit vigorously.
Tax Matters
The Company’s federal income tax returns are routinely audited by the IRS, and the Company is currently under examination for the 2000-2002 tax years. Management has established tax reserves representing its best estimate of additional amounts it may be required to pay if certain tax positions it has taken are challenged and ultimately denied by the IRS. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
A significant component of the tax reserve is related to the separate account DRD. The Company has not reached any final agreements with the IRS with respect to the DRD, and there can be no assurance that any such agreements will be reached. However, resolution of the separate account DRD and/or other identified issues could result in a potentially significant adjustment to the Company’s future results of operations.

(17)	Securitization Transactions
Since 2001, the Company has sold $626.1 million of credit enhanced equity interests in Tax Credit Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 5.25% over periods ending between 2002 and 2022. As of December 31, 2005, the Company held guarantee reserves totaling $6.3 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.54 billion. The Company does not anticipate making any payments related to the guarantees.
At the time of the sales, $5.9 million of net sale proceeds were set aside as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized. During 2005, no stabilization collateral amounts were released into income, compared to $0.1 million released in 2004. As of December 31, 2005 and 2004, $2.2 million and $1.4 million of stabilization collateral was unrecognized and recorded as a reserve, respectively.
To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(18)	Variable Interest Entities
As of December 31, 2005 and 2004, the Company had relationships with 19 and 14 VIEs, respectively, where the Company was the primary beneficiary. Each of these VIEs is a conduit that assists the Company in structured products transactions. One of the VIEs is used in the securitization of mortgage loans, while the others are involved in the sale of Tax Credit Funds to third party investors where the Company provides guaranteed returns (see Note 17). The results of operations and financial position of these VIEs are included along with corresponding minority interest liabilities in the accompanying consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The net assets of these VIEs totaled $440.6 million and $366.4 million as of December 31, 2005 and December 31, 2004, respectively. The following table summarizes the components of net assets as of the dates indicated:

(in millions)	December 31, 2005	December 31, 2004
Mortgage loans on real estate	$31.5	$32.1
Other long-term investments	478.6	401.2
Short-term investments	42.3	31.7
Other assets	41.3	50.3
Short-term debt	32.6	32.6
Other liabilities	120.5	116.3
The total exposure to loss on these VIEs where the Company is the primary beneficiary was immaterial as of December 31, 2005 and December 31, 2004. For the mortgage loan VIE, to which the short-term debt relates, the creditors have no recourse against the Company in the event of default by the VIE.
In addition to the VIEs described above, the Company holds variable interests, in the form of limited partnerships or similar investments, in a number of Tax Credit Funds where the Company is not the primary beneficiary. These investments have been held by the Company for periods of 1 to 10 years and allow the Company to experience certain tax credits and other tax benefits from affordable housing projects. The Company also has certain investments in other securitization transactions that qualify as VIEs, but for which the Company is not the primary beneficiary. The total exposure to loss on these VIEs was $53.9 million and $36.3 million as of December 31, 2005 and 2004, respectively.

(19)	Segment Information
Management of the Company views its business primarily based on the underlying products, and this is the basis used for defining its reportable segments. The Company reports four segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.
The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes and the cumulative effect of adoption of accounting principles to exclude: (1) net realized gains and losses on investments, hedging instruments and hedged items, except for periodic net coupon settlements on non-qualifying derivatives; (2) net realized gains and losses related to securitizations; and (3) the adjustment to amortization of DAC related to net realized gains and losses.
Individual Investments
The Individual Investments segment consists of individual The BEST of AMERICA® and private label deferred variable annuity products, deferred fixed annuity products, income products and advisory services. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.
Retirement Plans
The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector includes IRC Section 401(k) business, and the public sector includes IRC Section 457 and Section 401(a) business, both in the form of fixed and variable group annuities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Individual Protection
The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.
Corporate and Other
The Corporate and Other segment includes certain structured products business; the MTN program; net investment income not allocated to product segments; periodic net coupon settlements on non-qualifying derivatives; unallocated expenses; interest expense on debt; revenue and expenses of the Company’s non-insurance subsidiaries not reported in other segments; and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2005
Revenues:
Policy charges	$532.4	$145.0	$377.7	$—	$1,055.1
Life insurance premiums	96.7	—	163.3	—	260.0
Net investment income	822.4	642.9	332.8	307.1	2,105.2
Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	9.5	9.5
Other	1.3	0.2	—	1.8	3.3

Total revenues	1,452.8	788.1	873.8	318.4	3,433.1

Benefits and expenses:
Interest credited to policyholder account values	557.7	444.8	182.4	146.1	1,331.0
Other benefits and claims	149.1	—	228.4	—	377.5
Policyholder dividends on participating policies	—	—	33.1	—	33.1
Amortization of DAC	329.1	47.2	89.0	1.0	466.3
Interest expense on debt	—	—	—	66.3	66.3
Other operating expenses	193.1	181.8	148.1	15.8	538.8

Total benefits and expenses	1,229.0	673.8	681.0	229.2	2,813.0

Income from continuing operations before federal income tax expense	223.8	114.3	192.8	89.2	$620.1

Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	(9.5)
Adjustment to amortization of DAC related to net realized gains	—	—	—	1.0

Pre-tax operating earnings	$223.8	$114.3	$192.8	$80.7

Assets as of period end	$52,929.2	$29,987.2	$14,728.7	$9,313.4	$106,958.5

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2004
Revenues:
Policy charges	$503.6	$157.0	$364.6	$—	$1,025.2
Life insurance premiums	87.5	—	182.9	—	270.4
Net investment income	824.8	627.9	327.2	220.6	2,000.5
Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	(43.0)	(43.0)
Other	0.6	—	—	15.8	16.4

Total revenues	1,416.5	784.9	874.7	193.4	3,269.5

Benefits and expenses:
Interest credited to policyholder account values	573.5	435.5	181.5	86.7	1,277.2
Other benefits and claims	136.9	—	232.3	—	369.2
Policyholder dividends on participating policies	—	—	36.2	—	36.2
Amortization of DAC	276.1	39.6	94.4	—	410.1
Interest expense on debt	—	—	—	59.8	59.8
Other operating expenses	210.0	184.5	159.7	27.8	582.0

Total benefits and expenses	1,196.5	659.6	704.1	174.3	2,734.5

Income from continuing operations before federal income tax expense	220.0	125.3	170.6	19.1	$535.0

Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	43.0

Pre-tax operating earnings	$220.0	$125.3	$170.6	$62.1

Assets as of period end	$52,642.5	$29,668.7	$12,932.4	$10,714.3	$105,957.9

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2003
Revenues:
Policy charges	$427.9	$150.0	$346.2	$—	$924.1
Life insurance premiums	89.8	—	190.0	—	279.8
Net investment income	807.9	640.2	324.3	200.7	1,973.1
Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	(100.8)	(100.8)
Other	—	—	—	28.4	28.4

Total revenues	1,325.6	790.2	860.5	128.3	3,104.6

Benefits and expenses:
Interest credited to policyholder account values	602.5	443.2	185.6	77.9	1,309.2
Other benefits and claims	155.5	—	224.5	—	380.0
Policyholder dividends on participating policies	—	—	41.2	—	41.2
Amortization of DAC	228.4	45.6	101.9	—	375.9
Interest expense on debt	—	—	—	48.4	48.4
Other operating expenses	172.9	178.9	157.3	6.4	515.5

Total benefits and expenses	1,159.3	667.7	710.5	132.7	2,670.2

Income (loss) from continuing operations before federal income tax expense	166.3	122.5	150.0	(4.4)	$434.4

Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	100.8

Pre-tax operating earnings	$166.3	$122.5	$150.0	$96.4

Assets as of period end	$49,419.2	$29,226.9	$11,286.6	$10,695.0	$100,627.7

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives.

PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

Nationwide Variable Account-9:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners' Equity as of December 31, 2005.

Statements of Operations for the year
ended December 31, 2005.

Statements of Changes in Contract
Owners' Equity for the years ended
December 31, 2005 and 2004.

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Balance Sheets as of December
31, 2005 and 2004.

Consolidated Statements of Income for the
years ended December 31, 2005, 2004 and
2003.

Consolidated Statements of Shareholder’s
Equity for the years ended December 31,
2005, 2004 and 2003.

Consolidated Statements of Cash Flows for
the years ended December 31, 2005, 2004
and 2003.

Notes to Consolidated Financial Statements.

Item 24. (b) Exhibits

(1)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant - Filed previously with initial registration statement (File No. 333-28995) and is hereby incorporated by reference.

(2)	Not Applicable

(3)
Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

Underwriting or Distribution of Contracts between the Depositor and SDI as Principal Underwriter - Filed Previously with Registration Statement (333-28995) and hereby incorporated by reference.

Underwriting or Distribution of contracts between the Depositor and Waddell & Reed, Inc. - Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

(4)	The form of the variable annuity contract - Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

(5)	Variable Annuity Application - Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

(6)	Articles of Incorporation of Depositor - Filed previously with initial registration statement (File No. 333-28995) and is hereby incorporated by reference.

(7)	Contract of reinsurance in connection with the variable annuity contracts offered - Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

Contract of reinsurance in connection with the variable annuity contracts offered in conjunction with the National Education Association - Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

(8)	Not Applicable

(9)	Opinion of Counsel - Filed previously with initial registration statement (File No. 333-28995) and is hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm - Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

(11)	Not Applicable

(12)	Not Applicable

Item 25. Directors and Officers of the Depositor

Chairman of the Board	Arden L. Shisler
Chief Executive Officer and Director	W. G. Jurgensen
President and Chief Operating Officer	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Financial and Investment Officer	Robert A. Rosholt
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	Kathleen D. Ricord
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-Chief Technology Officer	Srinivas Koushik
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Consumer Finance	John S. Skubik
Senior Vice President-Corporate Relations	Gregory S. Lashutka
Senior Vice President-Corporate Strategy	J. Stephen Baine
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Enterprise Chief Risk Officer	Brian W. Nocco
Senior Vice President-Group Business Head	Duane C. Meek
Senior Vice President-In Retirement Business Head	Keith I. Millner
Senior Vice President-Individual Investments Business Head	Mark D. Phelan
Senior Vice President-Individual Protection Business Head	Peter A. Golato
Senior Vice President-Information Technology	Mark D. Torkos
Senior Vice President-Internal Audits	Kelly A. Hamilton
Senior Vice President-Marketing, Strategy and Urban Operations	Katherine A. Mabe
Senior Vice President-NF Systems	R. Dennis Noice
Senior Vice President-Non-Affiliated Sales	John Laughlin Carter
Senior Vice President-P/C Strategic Planning and Operations	James R. Burke
Senior Vice President-PCIO Brokerage Operations & Sponsor Relations	David K. Hollingsworth
Senior Vice President-Property and Casualty Claims	David R. Jahn
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Property and Casualty Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Director	Joseph A. Alutto
Director	James G. Brocksmith, Jr.
Director	Keith W. Eckel
Director	Lydia M. Marshall
Director	Donald L. McWhorter
Director	David O. Miller
Director	Martha James Miller de Lombera
Director	James F. Patterson
Director	Gerald D. Prothro
Director	Alex (nmn) Shumate

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1717 Advisory Services, Inc.	Pennsylvania	The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc.	Pennsylvania	The company is registered as a broker-dealer.
1717 Capital Management Company*	Pennsylvania	The company is registered as a broker-dealer and investment advisor.
1717 Insurance Agency of Massachusetts, Inc.	Massachusetts	The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Massachusetts.
1717 Insurance Agency of Texas, Inc.	Texas	The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Texas.
401(k) Investment Advisors, Inc.	Texas	The company is an investment advisor registered with the State of Texas.
401(k) Investment Services, Inc.*	Texas	The company is a broker-dealer registered with the National Association of Securities Dealers, Inc.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands	The company is in the business of reinsurance of mortgage guaranty risks.
AID Finance Services, Inc.	Iowa	The company operates as a holding company.
ALLIED Document Solutions, Inc.	Iowa	The company provides general printing services to its affiliated companies as well as to unaffiliated companies.
ALLIED General Agency Company	Iowa	The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa	The company is a property and casualty insurance holding company.
ALLIED Group Insurance Marketing Company	Iowa	The company engages in the direct marketing of property and casualty insurance products.
ALLIED Property and Casualty Insurance Company	Iowa	The company underwrites general property and casualty insurance.
Allied Texas Agency, Inc.	Texas	The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
Allnations, Inc.	Ohio	The company engages in promoting, extending, and strengthening cooperative insurance organizations throughout the world.
AMCO Insurance Company	Iowa	The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida	The company is an underwriting manager for ocean cargo and hull insurance.
Asset Management Holdings plc*	England and Wales
The company is a holding company of a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, investment trusts and portfolios for corporate clients.

Audenstar Limited	England and Wales	The company is an investment holding company.
BlueSpark, LLC	Ohio	The company is currently inactive.
Cal-Ag Insurance Services, Inc.	California	The company is an insurance agency.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
CalFarm Insurance Agency	California	The company is an insurance agency.
Capital Pro Holding, Inc.	Delaware	The company operates as a holding company and is currently inactive.
Capital Professional Advisors, Inc.	Delaware	The company is currently inactive.
Cap Pro Advisory Services, Inc.	Delaware	The company is currently inactive.
Cap Pro Brokerage Services, Inc.	Delaware	The company is currently inactive.
Cap Pro Insurance Agency Services, Inc.	Delaware	The company is currently inactive.
Colonial County Mutual Insurance Company*	Texas	The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverages in Texas.
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	Ohio	The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Damian Securities Limited*	England and Wales	The company is engaged in investment holding.
Depositors Insurance Company	Iowa	The company underwrites general property and casualty insurance.
Discover Insurance Agency, LLC	California	The company is currently inactive.
Discover Insurance Agency of Texas, LLC	Texas	The company is currently inactive.
DVM Insurance Agency, Inc.	California	This company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Europewide Life SA (f.k.a. CLARIENT Life Insurance SA)*	Luxembourg	The company writes life insurance including coinsurance and reinsurance.
F&B, Inc.	Iowa	The company is an insurance agency that places business not written by Farmland Mutual Insurance Company and its affiliates with other carriers.
Farmland Mutual Insurance Company	Iowa	The company provides property and casualty insurance primarily to agricultural businesses.
Fenplace Limited	England and Wales	The company is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Financial Horizons Distributors Agency of Alabama, Inc.	Alabama	The company is an insurance agency marketing life insurance and annuity products through financial institutions.
Financial Horizons Distributors Agency of Ohio, Inc.	Ohio	The company is an insurance agency marketing life insurance and annuity products through financial institutions.
Financial Horizons Distributors Agency of Texas, Inc.	Texas	The company is an insurance agency marketing life insurance and annuity products through financial institutions.
Financial Settlement Services Agency, Inc.	Ohio	The company is an insurance agency in the business of selling structured settlement products.
FutureHealth Corporation	Maryland	The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
FutureHealth Holding Company	Maryland	The company provides population health management.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
FutureHealth Technologies Corporation	Maryland	The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gardiner Point Hospitality LLC	Ohio	The company holds the assets of a hotel in foreclosure.
Gartmore 1990 Limited	England and Wales	This company is currently in Members' Voluntary Liquidation.
Gartmore 1990 Trustee Limited	England and Wales	This company is currently in Members' Voluntary Liquidation.
Gartmore Capital Management Limited*	England and Wales	The company acts as a holding company for Gartmore US Limited and has applied to cancel its registration with the United Kingdom Financial Services Authority.
Gartmore Distribution Services, Inc.*	Delaware	The company is a limited purpose broker-dealer.
Gartmore Emerging Managers, LLC	Delaware	The company acquires and holds interests in registered investment advisors and provides investment management services.
Gartmore Fund Managers International Limited	Jersey, Channel Islands	The company is currently in Liquidation.
Gartmore Fund Managers Limited*	England and Wales
The company is engaged in authorized unit trust management and OEIC management. It is also the authorized Corporate Director of the Gartmore OEIC Funds. The company is authorized and regulated by the United Kingdom Financial Services Authority.

Gartmore Global Asset Management, Inc.	Delaware	The company operates as a holding company.
Gartmore Global Asset Management Trust*	Delaware	The company acts as a holding company for the Gartmore group of companies and as a registered investment advisor for registered investment companies.
Gartmore Global Investments, Inc.*	Delaware	The company acts as a holding company and provides other business services for the Gartmore group of companies.
Gartmore Global Partners*	Delaware	The partnership is engaged in investment management. The company is authorized and regulated by the Securities and Exchange Commission and the United Kingdom Financial Services Authority.
Gartmore Global Ventures, Inc.	Delaware	The company acts as a holding company for subsidiaries in the Nationwide group of companies.
Gartmore Group Limited*	England and Wales
The company is a holding company for a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, hedge funds, investment trusts, and portfolios for corporate clients.

Gartmore Indosuez UK Recovery Fund (G.P.) Limited	England and Wales	The company is currently in Members' Voluntary Dissolution.
Gartmore Investment Limited*	England and Wales
The company is engaged in investment management and advisory services to pension funds, unit trusts and other collective investment schemes, hedge funds, investment trusts and portfolios for corporate or other institutional clients. The company is authorized and regulated by the Securities and Exchange Commission and the United Kingdom Financial Services Authority.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Gartmore Investment Management plc*	England and Wales	The company is an investment holding company and provides services to other companies within the Gartmore group of companies in the United Kingdom.
Gartmore Investment Services GmbH	Germany	The company is engaged in marketing support for subsidiaries of the Gartmore group of companies.
Gartmore Investment Services Limited*	England and Wales	The company is engaged in investment holding for subsidiaries of the Gartmore group of companies.
Gartmore Investor Services, Inc.	Ohio	The company provides transfer and dividend disbursing agent services to various mutual fund entities.
Gartmore Japan Limited* (n.k.a. Gartmore Investment Japan Limited)	Japan
The company is the renamed survivor entity of the merger of Gartmore Investment Management Japan Limited and Gartmore NC Investment Trust Management Company Ltd. The company is engaged in the business of investment management. The company is authorized and regulated by the Japan Financial Services Authority.

Gartmore Managers (Jersey) Limited	Jersey, Channel Islands	The company is currently in Liquidation.
Gartmore Morley & Associates, Inc.	Oregon	The company brokers or places book-value maintenance agreements (wrap contracts) and guaranteed investment contracts for collective investment trusts and accounts.
Gartmore Morley Capital Management, Inc.	Oregon	The company is an investment advisor and stable value money manager.
Gartmore Morley Financial Services, Inc.	Oregon	The company is a holding company.
Gartmore Mutual Fund Capital Trust	Delaware	The trust acts as a registered investment advisor.
Gartmore No. 1 General Partner, Limited	Scotland	The company is a general partner in a number of Scottish Limited Partnerships that act as a general partner in private equity investment vehicles.
Gartmore No. 2 General Partner, Limited*	Scotland	The company is a general partner in a number of Scottish Limited Partnerships that act as a general partner in private equity investment vehicles.
Gartmore No. 3 General Partner GP Limited	Scotland	The company is a general partner in a Scottish Limited Partnership acting as a general partner in a private equity investment vehicle.
Gartmore No. 3 General Partner ILP Limited	Scotland	The company is a general partner in a Scottish Limited Partnership acting as a general partner in a private equity investment vehicle.
Gartmore Nominees Limited	England and Wales	The company acts as a nominee. The company is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Gartmore Pension Trustees, Limited	England and Wales	The company acts as the corporate trustee of the Gartmore pension scheme and is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Gartmore Riverview, LLC*	Delaware
The company provides customized solutions in the form of expert advice and investment management services to a limited number of institutional investors through construction of hedge fund and alternative asset portfolios and their integration into the entire asset allocation framework.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Gartmore Riverview II, LLC	Delaware	The company is a holding company for Gartmore Riverview, LLC.
Gartmore Riverview Polyphony LLC*	Delaware	The company invests in limited partnerships and other entities and retains managers to invest, reinvest and trade in securities and other financial instruments.
Gartmore S.A. Capital Trust	Delaware	The trust acts as a registered investment advisor.
Gartmore Securities Limited*	England and Wales	The company is engaged in investment holding and is a partner in Gartmore Global Partners.
Gartmore Separate Accounts, LLC	Delaware	The company acts as an investment advisor registered with the Securities and Exchange Commission.
Gartmore Services Limited	Jersey, Channel Islands	The company provides services to the Gartmore group of companies.
Gartmore Trust Company	Oregon	The company is an Oregon state bank with trust power.
Gartmore U.S. Limited*	England and Wales	The company is a joint partner in Gartmore Global Partners.
Gates, McDonald & Company*	Ohio	The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York	The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald DTAO, LLC	Ohio	The company provides disability tax reporting services.
GatesMcDonald DTC, LLC	Ohio	The company provides disability tax reporting services.
GatesMcDonald Health Plus Inc.	Ohio	The company provides medical management and cost containment services to employers.
GGI MGT LLC	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to Gartmore management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

G.I.L. Nominees Limited	England and Wales	The company acts as a nominee. The company is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Insurance Intermediaries, Inc.	Ohio	The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio	The company serves as a holding company for foreclosure entities.
Lone Star General Agency, Inc.	Texas	The company acts as general agent to market non-standard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
MedProSolutions, Inc.	Massachusetts	The company provides third-party administration services for workers' compensation, automobile injury and disability claims.
National Casualty Company	Wisconsin	The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England
This is a limited liability company organized for profit under the Companies Act of 1948 of England for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. This company is currently inactive.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Kansas		The company is a shell insurer with no active policies or liabilities.
Nationwide Affordable Housing, LLC	Ohio		The company invests in multi-family housing projects throughout the U.S.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings, Limited*	England and Wales
The company is a holding company for a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, hedge funds, investment trusts and portfolios for corporate clients.

Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Atlantic Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Nationwide Capital Mortgage, LLC	Ohio
This company is a holding company that funds/owns commercial mortgage loans on an interim basis, hedges the loans during the ownership period, and then sells the loans as part of a securitization to generate profit.

Nationwide Cash Management Company*	Ohio		The company buys and sells investment securities of a short-term nature as agent for other corporations, foundations, and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Credit Enhancement Insurance Company	Ohio		The company is currently inactive.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company acts as an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Institution Distributors Agency, Inc. of New Mexico	New Mexico		The company is an insurance agency.
Nationwide Financial Institution Distributors Insurance Agency, Inc. of Massachusetts	Massachusetts		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Sp. Zo.o	Poland		The company provides distribution services for its affiliate Nationwide Towarzystwo Ubezpieczen na Zycie S.A. in Poland.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Finance, LLC	Ohio		The company acts as a support company for Nationwide Global Holdings, Inc. in its international capitalization efforts.
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.*	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Holdings-NGH Brasil Participacoes, Ltda.	Brazil		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Nationwide Global Services EIG*	Luxembourg		The company provides shared services to PanEuroLife, Europewide Life SA, Europewide Financial S.A. (f.k.a. Dancia Life S.A.) and Nationwide Global Holdings, Inc.
Nationwide Health and Productivity Company	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide Insurance Management Services, Inc.	Ohio		The company is currently inactive.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited broker-dealer company doing business in the deferred compensation market and acts as an investment advisor.
Nationwide Life and Annuity Company of America**	Delaware		The company provides individual life insurance products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.
Nationwide Lloyds	Texas		The company markets commercial property insurance in Texas.
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.
Nationwide Marítima Vida E Previdência SA* (n.k.a. Vida Seguradora SA)	Brazil		The company operates as a licensed insurance company in the categories of life and unrestricted private pension plans in Brazil.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Properties, Ltd.	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company*	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Nationwide Services Sp. Zo.o.	Poland		The company provides services to Nationwide Global Holdings, Inc. in Poland.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Trust Company, FSB	United States		This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of the Treasury to exercise custody and fiduciary powers.
Nationwide UK Holding Company, Limited*	England and Wales
The company is a holding company for a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, hedge funds, investment trusts and portfolios for corporate clients.

Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NGH Luxembourg S.a.r.L.*	Luxembourg		The company acts primarily as a holding company for the European operations of Nationwide Global Holdings, Inc.
NGH Netherlands B.V.	Netherlands		The company acts as a holding company for other Nationwide overseas companies.
NGH UK, Ltd.*	United Kingdom		The company functions as a support company for other Nationwide overseas companies.
North Front Pass-Through Trust	Delaware		The trust issued and sold $4,000,000 aggregate face amount of CSN Pass-Through Securities to certain unrelated Initial Purchasers.
NorthPointe Capital LLC	Delaware		The company acts as a registered investment advisor.
PanEuroLife*	Luxembourg		The company provides individual life insurance, primarily in the United Kingdom, Belgium and France.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.
Quick Sure Auto Agency, Inc.	Texas		The company is an insurance agency and operates as an employee agent "storefront" for Titan Insurance Services.
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd. *	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Riverview International Group, Inc.	Delaware		The company is a holding company for Gartmore Riverview I, LLC.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
Siam Ar-Na-Khet Company Limited	Thailand		The company is a holding company.
TBG Advisory Services Corporation (d.b.a. TBG Advisors)	California		The company is an investment advisor.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.
TBG Danco Insurance Company	California		The corporation provides life insurance and individual executive estate planning.
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements. As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

TBG Financial & Insurance Services Corporation of Hawaii	Hawaii		The corporation consults with corporate clients and financial institutions on the development and implementation of proprietary, private placement and institutional insurance products.
TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for certain subsidiaries of the Nationwide group of companies.
The 401(k) Companies, Inc.	Texas		The company acts as a holding company for certain subsidiaries of the Nationwide group of companies.
The 401(k) Company	Texas		The company is a third-party administrator providing record-keeping services for 401(k) plans.
Titan Auto Agency, Inc. (d.b.a. Arlans Agency)	Michigan		The company is an insurance agency that primarily sells non-standard automobile insurance for Titan Insurance Company in Michigan.
Titan Auto Insurance of Pennsylvania, Inc.	Pennsylvania		The company is an insurance agency that operates as an employee agent "storefront" for Titan Indemnity Company in Pennsylvania. The company is currently inactive.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates as an employee agent "storefront" for Titan Indemnity Company in New Mexico.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Titan Holdings Service Corporation	Texas		The company acts as a holding company specifically for Titan corporate employees.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Titan National Auto Call Center, Inc.	Texas		The company is licensed as an insurance agency that operates as an employee agent "call center" for Titan Indemnity Company.
VertBois, SA*	Luxembourg		The company acts as a real property holding company.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Financial Corporation	Delaware		The company acts as a holding company specifically for corporate employees of the Victoria group of companies.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria Insurance Agency, Inc.	Ohio		The company is an insurance agency that acts as a broker for independent agents appointed with the Victoria companies in the State of Ohio.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent "storefront" for Titan Indemnity Company in Florida.
William J. Lynch and Associates, Inc.	California		The company specializes in the analysis and funding of corporate benefit liabilities.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

Item 27. Number of Contract Owners
The number of contract owners of Qualified and Non-Qualified Contracts as of February 14, 2006 was 105,937 and 73,970 respectively.

Item 28. Indemnification

Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) (1)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Multi-Flex Variable Account	Nationwide VL Separate Account-C
Nationwide Variable Account	Nationwide VL Separate Account-D
Nationwide Variable Account-II	Nationwide VL Separate Account-G
Nationwide Variable Account-4	Nationwide VLI Separate Account-2
Nationwide Variable Account-5	Nationwide VLI Separate Account-3
Nationwide Variable Account-6	Nationwide VLI Separate Account-4
Nationwide Variable Account-7	Nationwide VLI Separate Account-5
Nationwide Variable Account-8	Nationwide VLI Separate Account-6
Nationwide Variable Account-9	Nationwide VLI Separate Account-7
Nationwide Variable Account-10
Nationwide Variable Account-11
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(a) (2)
Security Distributors, Inc. ("SDI"), a subsidiary of Security Benefit Corporation, serves as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Nationwide Life Insurance Company:

Nationwide Multi-Flex Variable Account
Nationwide Variable Account-9

SDI also acts as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Security Benefit Life Insurance Company:

SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
SBL Variable Life Insurance Account Varilife
Security Varilife Separate Account
SBL Variable Annuity Account VIII
Variable Annuity Account XI
Variable Annuity Account XIV
Variable Annuity Account XVII
Parkstone Variable Annuity Separate Account
T. Rowe Price Variable Annuity Account

And of First Security Benefit Life Insurance and Annuity Company of New York:

Variable Annuity Account A
Variable Annuity Account B

SDI also acts as principal underwriter for the following management investment companies for which Security Management Company, LLC, an affiliate of Security Benefit Life Insurance Company, acts as investment adviser:

Security Equity Fund
Security Income Fund
Security Large Cap Value Fund
Security Municipal Bond Fund
SBL Fund
Security Mid Cap Growth Fund

(a) (3)Waddell & Reed, Inc. serves as principal underwriter and general distributor for contracts issued through the following separate investment accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company:

Nationwide Variable Account-9
Nationwide Variable Account-12
Nationwide VA Separate Account-D
Nationwide VLI Separate Account-5

Also, Waddell & Reed, Inc. serves as principal underwriter and general distributor for the following management investment companies:

Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Fixed Income Funds, Inc.
Waddell & Reed Government Securities Fund
Waddell & Reed Limited Term Bond Fund
Waddell & Reed Advisors Funds, Inc.
Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Select Funds, Inc.
Waddell & Reed Advisors Dividend Income Fund
Waddell & Reed Advisors Energy Fund
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Vanguard Fund, Inc.
Waddell & Reed InvestEd Portfolios, Inc.
W&R Target Funds, Inc.
Asset Strategy Portfolio
Balanced Portfolio
Bond Portfolio
Core Equity Portfolio
Dividend Income Portfolio
Global Natural Resources Portfolio
Growth Portfolio
High Income Portfolio
International Growth Portfolio
International Value Portfolio
Limited-Term Bond Portfolio
Micro Cap Growth Portfolio
Mid Cap Growth Portfolio
Money Market Portfolio
Mortgage Securities Portfolio
Real Estate Securities Portfolio
Science and Technology Portfolio
Small Cap Growth Portfolio
Small Cap Value Portfolio
Value Portfolio

(b) (1) Directors and Officers of NISC:

Chairman of the Board and Director	Mark D. Phelan
President	Rhodes B. Baker
Senior Vice President	William G. Goslee, Jr.
Vice President	Karen R. Colvin
Vice President	Scott A. Englehart
Vice President	Charles E. Riley
Vice President	Trey Rouse
Vice President and Assistant Secretary	Thomas E. Barnes
Vice President-Compliance Officer	Barbara J. Shane
Associate Vice President and Secretary	Glenn W. Soden
Assistant Treasurer	E. Gary Berndt
Director	James D. Benson
Director	Keith I. Millner

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(b) (2) Directors and Officers of SDI:
Gregory J. Garvin, President and Director
James R. Schmank, Director
Amy J. Lee, Secretary
Brenda M. Harwood, Vice President, Treasurer and Director
Frank Memmo, Director
Richard J. Wells, Director

SDI's principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001.

(b) (3) Directors and officers of Waddell & Reed, Inc.:
Thomas W. Butch	Chairman of the Board, Director, President and Chief Marketing Officer
Henry J. Hermann	Director
Steven E. Anderson	Senior Executive Vice President and National Sales Manager
Bradley D. Hofmeister	Executive Vice President and Associate National Sales Manager
Daniel C. Schulte	Senior Vice President and General Counsel
Michael D. Strohm	Director, Chief Operations Officer and Chief Executive Officer
Terry L. Lister	Chief Regulatory Officer
Mark A. Schieber	Vice President, Principal Accounting Officer, and Principal Financial Officer
Wendy J. Hills	Secretary
Brent K. Bloss	Vice President and Treasurer

The principal business address of Waddell & Reed, Inc. is 6300 Lamar Avenue, Overland Park, Kansas 66202. Waddell & Reed, Inc. was organized as a Delaware corporation in 1981 and has, through predecessor companies, offered financial products and services since 1937.

(c) (1)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

(c) (2)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Security Distributors, Inc.	N/A	N/A	N/A	N/A

(c) (3)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Waddell & Reed, Inc.	N/A	N/A	N/A	N/A

Item 30. Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215

Item 31. Management Services

Not Applicable

Item 32. Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-9, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 24th day of May, 2006.

NATIONWIDE VARIABLE ACCOUNT-9
(Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ PAIGE L. RYAN
         Paige L. Ryan

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 24th day of May, 2006.

W. G. JURGENSEN
W. G. Jurgensen, Director and Chief Executive Officer
ARDEN L. SHISLER
Arden L. Shisler, Chairman of the Board
JOSEPH A. ALUTTO
Joseph A. Alutto, Director
JAMES G. BROCKSMITH, JR.
James G. Brocksmith, Jr., Director
KEITH W. ECKEL
Keith W. Eckel, Director
LYDIA M. MARSHALL
Lydia M. Marshall, Director
DONALD L. MCWHORTER
Donald L. McWhorter, Director
MARTHA JAMES MILLER DE LOMBERA
Martha James Miller de Lombera, Director
DAVID O. MILLER
David O. Miller, Director
JAMES F. PATTERSON
James F. Patterson, Director
GERALD D. PROTHRO
Gerald D. Prothro, Director
ALEX SHUMATE
Alex Shumate, Director
By /s/ PAIGE L. RYAN
Paige L. Ryan
Attorney-in-Fact